UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2016

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMIANNUAL REPORT

NOVEMBER 30, 2016

Dividend Growers

NOBL  S&P 500 Dividend Aristocrats ETF

REGL  S&P MidCap 400 Dividend Aristocrats ETF

SMDV  Russell 2000 Dividend Growers ETF

EFAD  MSCI EAFE Dividend Growers ETF

EUDV  MSCI Europe Dividend Growers ETF

EMDV  MSCI Emerging Markets Dividend Growers ETF

Alternative Solutions

ALTS  Morningstar Alternatives Solution ETF

Specialty Equity

TOLZ  DJ Brookfield Global Infrastructure ETF

PEX  Global Listed Private Equity ETF

CSM  Large Cap Core Plus

S&P 500 Ex-Sector

SPXE  S&P 500® Ex-Energy ETF

SPXN  S&P 500® Ex-Financials ETF

SPXV  S&P 500® Ex-Health Care ETF

SPXT  S&P 500® Ex-Technology ETF

Currency Hedged

HGEU  Hedged FTSE Europe ETF

HGJP  Hedged FTSE Japan ETF

Interest Rate Hedged Bond

HYHG  High Yield–Interest Rate Hedged

IGHG  Investment Grade–Interest Rate Hedged

Global Fixed Income

EMSH  Short Term USD Emerging Markets Bond ETF

COBO  USD Covered Bond

GGOV  German Sovereign/Sub-Sovereign ETF

Hedge Strategies

HDG  Hedge Replication ETF

FUT  Managed Futures Strategy ETF

MRGR  Merger ETF

RALS  RAFI® Long/Short

K-1 Free Oil

OILK  K-1 Free Crude Oil Strategy ETF

Inflation

RINF  Inflation Expectations ETF

Credit

WYDE  CDS Short North American HY Credit ETF

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

TABLE OF CONTENTS

I	Shareholder Letter
II	Allocation of Portfolio Holdings & Index Composition
XVIII	Expense Examples
1	Schedule of Portfolio Investments
2	Dividend Growers
16	Alternative Solutions
17	Specialty Equity
26	S&P 500 Ex-Sector
38	Currency Hedged
45	Interest Rate Hedged Bond
56	Global Fixed Income
61	Hedge Strategies
75	K-1 Free Oil
76	Inflation
77	Credit
78	Statements of Assets and Liabilities
84	Statements of Operations
90	Statements of Changes in Net Assets
101	Financial Highlights
114	Notes to Financial Statements
138	Board Approval of Investment Advisory Agreement
142	Federal Tax Information
144	Proxy Voting & Quarterly Portfolio Holdings Information

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DEAR SHAREHOLDER:

I am pleased to present the ProShares Trust Annual Report for the six months ending November 30, 2016.

Stock Markets Mixed

U.S. stock markets staged a strong rally following the presidential election, as hopes of a pro-business administration lifted stocks across the board. Small-cap companies were the biggest gainers. Smaller companies tend to be less reliant on international trade than large companies, which means their profits are less exposed if the new administration takes a more protectionist approach to trade. For the six-month period, the S&P 500® and the Dow® were up 6.0% and 9.0%, respectively, while the S&P MidCap 400® gained 9.9% and the Russell 2000® Index rose 15.4%. The U.S. economy has picked up pace, with third quarter GDP posting the best quarterly advance in two years.

Seven of 10 Dow Jones U.S. Industry Indices gained during the six-month period. Financials, oil & gas, and industrials were in the lead, up 11.7%, 11.1% and 11.1%, respectively. Utilities, health care and consumer goods were the biggest losers, down 2.9%, 2.1% and 2.0%, respectively.

Outside the United States, stock markets were mixed. The MSCI EAFE Index, which tracks developed markets outside North America, fell 1.3%, dragged down by Europe, which lost 4.7%, as measured by the MSCI Europe Index. The Brexit vote in June has clouded the political climate across Europe, making the economic and investment outlook murkier, too. Japan was up 4.7% as measured by the MSCI Japan Index, as a stabilizing economy and a weak yen helped boost Japanese stocks. Emerging markets staged a strong recovery, with the MSCI Emerging Markets index up 8.4%, as investors rushed back into emerging market stocks, which look cheap compared to their developed market counterparts.

The U.S. dollar index was up 4.4%, impacting the performance of international stocks in dollar terms.

Bond Markets Mostly Negative

Bond markets had mostly negative results for the six-month period, with the Barclays U.S. Aggregate Bond Index down 0.9%. Interest rates surged during the latter part of the period, the result of rising growth and inflation expectations, the president-elect's promise of tax cuts and fiscal stimulus, and expectations of a Fed Funds rate hike (which did occur in December). Longer-dated Treasurys were hit the hardest, with the Ryan Labs Treasury 10 Year and 30 Year Indexes down 4.1% and 7.0%, respectively. Credit markets were mixed. The Markit iBoxx $ Liquid Investment Grade Index was down 0.4%, while the Markit iBoxx $ Liquid High Yield Index gained 5.4%.

ProShares Lineup Continues to Expand

At the forefront of the ETF revolution since 2006, ProShares celebrated its tenth anniversary this year. ProShares offers one of the largest lineups of ETFs, with more than $27 billion in assets, and is the leader in strategies such as dividend growth, alternative and geared (leveraged and inverse). Our dividend growers suite has seen significant growth in the last six months, ending the period with more than $3 billion in assets, up nearly 50%. Our flagship fund, NOBL, has added more than $640 million in assets, while REGL and SMDV have each added more than $160 million. Another key development during the six-month period: we launched the only K-1 free U.S. crude oil ETF, which allows investors to avoid the complicated tax reporting that comes with most other crude oil funds.

Thank you for investing in ProShares. We appreciate your continued trust and confidence.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

PROSHARES.COM :: I

ALLOCATION OF PORTFOLIO HOLDINGS &
INDEX COMPOSITION

II :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) PROSHARES TRUST

ProShares S&P 500 Dividend Aristocrats ETF (Ticker: NOBL)  DIVIDEND GROWERS PROSHARES

ProShares S&P 500 Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Dividend Aristocrats® Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P 500®, have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Nucor Corp.	2.5%
Target Corp.	2.2%
Franklin Resources, Inc.	2.2%
WW Grainger, Inc.	2.2%
Emerson Electric Co.	2.2%

S&P 500 Dividend Aristocrats
Index – Composition

% of Index
Consumer Staples	25.1%
Industrials	16.6%
Health Care	13.1%
Consumer Discretionary	12.4%
Materials	10.5%
Financials	10.3%
Energy	4.1%
Information Technology	2.1%
Telecommunication Services	2.1%
Utilities	1.9%
Real Estate	1.8%

ProShares S&P MidCap 400 Dividend Aristocrats ETF (Ticker: REGL)

ProShares S&P MidCap 400 Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Dividend Aristocrats Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P MidCap 400® Index, have increased dividend payments each year for at least 15 years, and meet certain market capitalization and liquidity requirements. The Index contains all companies meeting these requirements with a minimum of 40 stocks which are equally weighted. No single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Bank of the Ozarks, Inc.	2.7%
Lincoln Electric Holdings, Inc.	2.6%
WGL Holdings, Inc.	2.5%
Brown & Brown, Inc.	2.5%
Prosperity Bancshares, Inc.	2.5%

S&P MidCap 400 Dividend Aristocrats
Index – Composition

% of Index
Financials	26.0%
Industrials	18.7%
Utilities	17.9%
Materials	10.8%
Consumer Discretionary	7.0%
Consumer Staples	6.7%
Health Care	4.6%
Real Estate	3.9%
Information Technology	2.3%
Telecommunication Services	2.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: III

ProShares Russell 2000 Dividend Growers ETF (Ticker: SMDV)

ProShares Russell 2000 Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Russell 2000 Dividend Growth Index (the "Index"). The Index, constructed and maintained by Russell Investments, targets companies that are currently members of the Russell 2000 Index, have increased dividend payments each year for at least 10 consecutive years and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted. No single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
GATX Corp.	2.1%
Cass Information Systems, Inc.	2.1%
UMB Financial Corp.	2.0%
Prosperity Bancshares, Inc.	1.9%
United Bankshares, Inc.	1.9%

Russell 2000 Dividend Growth
Index – Composition

% of Index
Utilities	27.1%
Industrials	19.0%
Financials	16.1%
Consumer Staples	10.8%
Materials	6.7%
Consumer Discretionary	5.2%
Health Care	5.0%
Real Estate	4.6%
Information Technology	3.8%
Telecommunication Services	1.7%

ProShares MSCI EAFE Dividend Growers ETF (Ticker: EFAD)

ProShares MSCI EAFE Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the MSCI EAFE Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI EAFE Index and have increased dividend payments each year for at least 10 years. The Index contains a minimum of 40 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Ashtead Group plc	1.9%
APA Group	1.8%
Don Quijote Holdings Co. Ltd.	1.8%
Sundrug Co. Ltd.	1.8%
Statoil ASA	1.8%

MSCI EAFE Dividend Masters
Index – Composition

% of Index
Health Care	25.1%
Consumer Staples	18.6%
Industrials	16.5%
Consumer Discretionary	13.0%
Utilities	9.1%
Financials	7.8%
Materials	7.8%
Energy	2.1%

MSCI EAFE Dividend Masters
Index – Country

% of Index
United Kingdom	41.1%
Switzerland	10.5%
Japan	10.5%
France	7.6%
Others	6.9%
Australia	5.6%
Spain	5.2%
Denmark	4.8%
Germany	3.6%
Norway	2.2%
Hong Kong	2.0%

IV :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares MSCI Europe Dividend Growers ETF (Ticker: EUDV)

ProShares MSCI Europe Dividend Growers ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Europe Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI Europe Index and have increased dividend payments each year for at least 10 years. The Index contains a minimum of 25 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Ashtead Group plc	2.5%
Statoil ASA	2.3%
Croda International plc	2.3%
Bunzl plc	2.3%
Novo Nordisk A/S, Class B	2.3%

MSCI Europe Dividend Masters
Index – Composition

% of Index
Industrials	21.2%
Health Care	20.9%
Consumer Staples	18.1%
Consumer Discretionary	12.8%
Financials	9.3%
Materials	9.0%
Utilities	6.2%
Energy	2.5%

MSCI Europe Dividend Masters
Index – Country

% of Index
United Kingdom	47.7%
Switzerland	14.8%
France	8.8%
Germany	6.5%
Spain	6.0%
Denmark	5.6%
Netherlands	4.0%
Norway	2.5%
Belgium	2.2%
Ireland	1.9%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: V

ProShares MSCI Emerging Markets Dividend Growers ETF (Ticker: EMDV)

ProShares MSCI Emerging Markets Dividend Growers ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Emerging Markets Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI Emerging Markets Index and have increased dividend payments each year for at least 7 years. The Index contains a minimum of 40 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Alfa SAB de CV, Class A	1.7%
China Vanke Co. Ltd., Class H	1.6%
LIC Housing Finance Ltd.	1.6%
Mr Price Group Ltd.	1.6%
SPAR Group Ltd. (The)	1.6%

MSCI Emerging Markets Dividend Masters
Index – Composition

% of Index
Financials	24.8%
Information Technology	14.7%
Consumer Staples	13.4%
Consumer Discretionary	12.1%
Energy	7.8%
Utilities	6.5%
Industrials	5.5%
Materials	5.0%
Real Estate	4.9%
Health Care	3.7%
Telecommunication Services	1.6%

MSCI Emerging Markets Dividend Masters
Index – Country

% of Index
China	22.9%
India	18.0%
South Africa	15.2%
Taiwan	9.7%
Others	8.4%
Korea	5.3%
Indonesia	5.1%
Colombia	5.0%
Russia	3.8%
Thailand	3.5%
Mexico	3.1%

VI :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Morningstar Alternatives Solution ETF (Ticker: ALTS)  ALTERNATIVE SOLUTIONS PROSHARES

ProShares Morningstar Alternatives Solution ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Morningstar® Diversified Alternatives IndexSM (the "Index"). The Index is designed to provide diversified exposure to alternative asset classes in order to enhance risk adjusted portfolio returns when combined with a range of traditional investments. It allocates its assets among a comprehensive set of alternative ETFs, each of which is a ProShares ETF, that employ alternative and non-traditional strategies such as long/short, market neutral, managed futures, hedge fund replication, private equity, infrastructure or inflation-related investments.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Exchange Traded Funds	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
ProShares DJ Brookfield Global Infrastructure ETF	17.9%
ProShares Hedge Replication ETF	16.6%
ProShares Global Listed Private Equity ETF	16.0%
ProShares RAFI Long/Short	14.8%
ProShares Managed Futures Strategy ETF	13.8%

Morningstar Diversified
Alternatives Index – Composition

Strategy	% of Index
Infrastructure	17.8%
Hedge Fund Replication	16.7%
Private Equity	16.1%
Market Neutral	14.8%
Managed Futures	13.8%
Long/Short	13.4%
Inflation	7.4%

ProShares DJ Brookfield Global Infrastructure ETF (Ticker: TOLZ)  SPECIALTY EQUITY PROSHARES

ProShares DJ Brookfield Global Infrastructure ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, consists of companies domiciled globally that qualify as "pure-play" infrastructure companies — companies whose primary business is the ownership and operation of infrastructure assets, activities that generally generate long-term stable cash flows.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Master Limited Partnerships	16%
Closed End Funds	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
National Grid plc	5.9%
American Tower Corp.	4.4%
Enbridge, Inc.	4.3%
TransCanada Corp.	4.2%
Kinder Morgan, Inc.	3.6%

Dow Jones Brookfield Global
Infrastructure Composite
Index – Composition

% of Index
Oil & Gas Storage & Transportation	31.1%
Electricity Transmission & Distribution	19.7%
Master Limited Partnerships (MLP)	16.2%
Communications	11.1%
Toll Roads	6.7%
Water	5.9%
Airports	4.1%
Diversified	3.3%
Ports	1.9%

Dow Jones Brookfield Global
Infrastructure Composite
Index – Country

% of Index
United States	48.8%
United Kingdom	11.8%
Canada	11.3%
Others	5.4%
Australia	4.6%
Spain	4.2%
Italy	3.5%
China	3.5%
France	2.5%
Luxemburg	2.3%
Japan	2.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: VII

ProShares Global Listed Private Equity ETF (Ticker: PEX)

ProShares Global Listed Private Equity ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index (the "Index"). The Index, published by LPX GmbH ("LPX"), consists of up to 30 qualifying listed private equity companies. A listed private equity company is an eligible candidate for the Index if its direct private equity investments, as well as cash and cash equivalent positions and post-Initial Public Offering listed investments, represent more than 80% of the total assets of the company.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Closed End Funds	7%
Master Limited Partnerships	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company		% of Net Assets
Onex Corp.		10.8%
3	i Group plc	10.3%
Ares Capital Corp.		9.7%
American Capital Ltd.		7.0%
Wendel SA		6.3%

LPX Direct Listed Private Equity
Index – Country

% of Index
United States	47.3%
United Kingdom	21.1%
France	14.2%
Greece	6.7%
South Africa	4.7%
Belgium	1.8%
Canada	1.5%
Switzerland	1.4%
Sweden	0.7%
Germany	0.6%

ProShares Large Cap Core Plus (Ticker: CSM)

ProShares Large Cap Core Plus (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index (the "Index"). The Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of 500 leading large-cap U.S. companies by applying a rules-based ranking and weighting methodology. The Index intends to provide a representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the Index having total long exposure of 130% and total short exposure of 30% at each monthly reconstitution date.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	95%
Swap Agreements (Long)	36%
Swap Agreements (Short)	(31%)
Net Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.0%
Microsoft Corp.	1.5%
Facebook, Inc., Class A	1.3%
Alphabet, Inc., Class A	1.2%
Bank of America Corp.	1.1%

Credit Suisse 130/30 Large Cap
Index – Composition

% of Index
Information Technology	16.6%
Consumer Discretionary	14.8%
Financials	14.4%
Health Care	11.4%
Industrials	11.3%
Energy	8.2%
Consumer Staples	7.4%
Utilities	4.9%
Real Estate	4.8%
Materials	4.4%
Telecommunication Services	1.8%

VIII :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares S&P 500® Ex-Energy ETF (Ticker: SPXE)  S&P 500 EX-SECTOR PROSHARES

ProShares S&P 500® Ex-Energy ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex- Energy Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Energy Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.4%
Microsoft Corp.	2.7%
Johnson & Johnson	1.7%
Berkshire Hathaway, Inc., Class B	1.7%
Amazon.com, Inc.	1.7%

S&P 500 Ex-Energy
Index – Composition

% of Index
Information Technology	22.5%
Financials	15.7%
Health Care	14.9%
Consumer Discretionary	13.3%
Industrials	11.3%
Consumer Staples	10.0%
Utilities	3.4%
Materials	3.1%
Real Estate	3.1%
Telecommunication Services	2.7%

ProShares S&P 500® Ex-Financials ETF (Ticker: SPXN)

ProShares S&P 500® Ex-Financials ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Financials and Real Estate Index (the "Index)*. The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Financials and Real Estate Sectors. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.8%
Microsoft Corp.	3.0%
Exxon Mobil Corp.	2.3%
Johnson & Johnson	1.9%
Amazon.com, Inc.	1.9%

S&P 500 Ex-Financials and Real Estate
Index* – Composition

% of Index
Information Technology	25.2%
Health Care	16.6%
Consumer Discretionary	14.9%
Industrials	12.7%
Consumer Staples	11.2%
Energy	9.1%
Utilities	3.7%
Materials	3.5%
Telecommunication Services	3.1%

*On September 16, 2016, the Index name changed from the S&P 500® Ex-Financials Index to the S&P 500® Ex-Financials and Real Estate Index.

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: IX

ProShares S&P 500® Ex-Health Care ETF (Ticker: SPXV)

ProShares S&P 500® Ex-Health Care ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Health Care Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Health Care Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

ctiTemp
"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.6%
Microsoft Corp.	2.8%
Exxon Mobil Corp.	2.2%
Berkshire Hathaway, Inc., Class B	1.8%
JPMorgan Chase & Co.	1.8%

S&P 500 Ex-Health Care
Index – Composition

% of Index
Information Technology	24.1%
Financials	17.0%
Consumer Discretionary	14.3%
Industrials	12.1%
Consumer Staples	10.7%
Energy	8.7%
Utilities	3.6%
Materials	3.4%
Real Estate	3.2%
Telecommunication Services	2.9%

ProShares S&P 500® Ex-Technology ETF (Ticker: SPXT)

ProShares S&P 500® Ex-Technology ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Information Technology & Telecommunication Services Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Information Technology & Telecommunication Services Sectors. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.5%
Johnson & Johnson	2.1%
Berkshire Hathaway, Inc., Class B	2.0%
Amazon.com, Inc.	2.0%
JPMorgan Chase & Co.	2.0%

S&P 500 Ex-Information Technology &
Telecommunication Services
Index – Composition

% of Index
Financials	19.1%
Health Care	17.9%
Consumer Discretionary	16.1%
Industrials	13.6%
Consumer Staples	12.1%
Energy	9.8%
Utilities	4.0%
Materials	3.8%
Real Estate	3.6%

X :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Hedged FTSE Europe ETF (Ticker: HGEU)  CURRENCY HEDGED PROSHARES

ProShares Hedged FTSE Europe ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the FTSE Developed Europe 100% Hedged to USD Index® (the "Index"). The Index is a free float-adjusted and market cap weighted index of European stocks that comprise approximately the top 90% of the market capitalization of the European stock market. Securities in the Index are screened for liquidity.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Forward Currency Contracts	(98%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Nestle SA (Registered)	2.8%
Novartis AG (Registered)	2.2%
Roche Holding AG	2.1%
HSBC Holdings plc	2.1%
Royal Dutch Shell plc, Class A	1.5%

FTSE Developed Europe 100% Hedged to USD Index – Composition

% of Index
Financials	20.2%
Consumer Staples	13.8%
Health Care	13.1%
Industrials	13.0%
Consumer Discretionary	10.9%
Materials	8.6%
Energy	7.3%
Telecommunication Services	4.0%
Information Technology	3.9%
Utilities	3.6%
Real Estate	1.6%

FTSE Developed Europe 100% Hedged to USD Index – Country

% of Index
United Kingdom	30.4%
France	15.2%
Germany	14.5%
Switzerland	14.1%
Netherlands	5.0%
Spain	4.8%
Sweden	4.6%
Others	3.4%
Italy	3.3%
Denmark	2.6%
Belgium/Luxembourg	2.1%

ProShares Hedged FTSE Japan ETF (Ticker: HGJP)

ProShares Hedged FTSE Japan ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the FTSE Japan 100% Hedged to USD Index® (the "Index"). The Index is a free float-adjusted and market cap weighted Index of those Japanese stocks that comprise approximately the top 90% of the market capitalization of the Japanese stock market. Securities in the Index are screened for liquidity.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Forward Currency Contracts	(93%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Toyota Motor Corp.	5.0%
Mitsubishi UFJ Financial Group, Inc.	2.5%
Honda Motor Co. Ltd.	1.6%
SoftBank Group Corp.	1.6%
KDDI Corp.	1.5%

FTSE Japan 100% Hedged to USD
Index – Composition

% of Index
Industrials	21.2%
Consumer Discretionary	21.0%
Financials	13.9%
Information Technology	10.5%
Consumer Staples	8.5%
Health Care	7.6%
Materials	6.6%
Telecommunication Services	4.4%
Real Estate	3.4%
Utilities	2.1%
Energy	0.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XI

ProShares High Yield-Interest Rate Hedged (Ticker: HYHG)  INTEREST RATE HEDGED BOND PROSHARES

ProShares High Yield-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Citi High Yield (Treasury Rate-Hedged) Index (the "Index"). The Index is comprised of (a) long positions in U.S. dollar-denominated high yield corporate bonds ("high yield bonds") and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the high yield bonds. Currently, the bonds eligible for inclusion in the Index include high yield bonds that are issued by companies domiciled in the U.S. and Canada, and that: are fixed-rate (including callable bonds); have a maximum rating of Ba1/BB+ by both Moody's Investors Service, Inc or Standard and Poor's Financial Services, LLC; and are subject to minimum issue outstanding, minimum time-to-maturity and maximum-time from issuance criteria.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
High Yield Bonds	95%
Futures Contracts	(97%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Reynolds Group Issuer, Inc., 5.75%, due 10/15/20	1.9%
Sprint Corp., 7.88%, due 09/15/23	1.8%
CCO Holdings LLC, 5.75%, due 02/15/26	1.7%
Dollar Tree, Inc., 5.75%, due 03/01/23	1.6%
1011778 BC ULC, 4.63%, due 01/15/22	1.5%

Citi High Yield (Treasury Rate-Hedged) Index – High Yield Bond Composition

% of High Yield Bonds
Industrials	80.5%
Utilities	11.8%
Financials	7.7%

ProShares Investment Grade-Interest Rate Hedged (Ticker: IGHG)

ProShares Investment Grade-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Citi Corporate Investment Grade (Treasury Rate-Hedged) Index (the "Index"). The Index is comprised of (a) long positions in USD-denominated investment grade corporate bonds issued by both U.S. and foreign domiciled companies; and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the investment grade bonds. Currently, the bonds eligible for inclusion in the Index include all investment grade bonds that are issued by U.S. and internationally domiciled companies that: are fixed rate; have a minimum rating of Baa3/BBB- by both Moody's Investors Service, Inc. and Standard and Poor's Financial Services, LLC; have a minimum face amount outstanding of $1 billion; and have at least five and a half (5.5) years until maturity.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	95%
Futures Contracts	(98%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income
Holdings

% of Net Assets
Goldman Sachs Group, Inc. (The), 6.13%, due 02/15/33	1.4%
HSBC Holdings plc, 6.80%, due 06/01/38	1.2%
Morgan Stanley, 5.00%, due 11/24/25	1.1%
Wells Fargo & Co., 3.00%, due 02/19/25	1.1%
Oracle Corp., 6.13%, due 07/08/39	1.0%

Citi Corporate Investment Grade
(Treasury Rate-Hedged)
Index – Composition

% of High Yield Bond
Industrials	55.4%
Financials	36.8%
Utilities	7.8%

XII :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short Term USD Emerging Markets Bond ETF (Ticker: EMSH)  GLOBAL FIXED INCOME PROSHARES

ProShares Short Term USD Emerging Markets Bond ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the DBIQ Short Duration Emerging Market Bond Index (the "Index"). The Index is comprised of a diversified portfolio of USD-denominated Emerging Market bonds that have less than five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Fixed-Income Securities	98%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income
Holdings

% of Net Assets
Hazine Mustesarligi Varlik Kiralama A/S, 4.56%, due 10/10/18	6.1%
Republic of Pakistan, 7.25%, due 04/15/19	5.4%
Serbia International Bond, 4.88%, due 02/25/20	5.3%
SoQ Sukuk A QSC, 2.10%, due 01/18/18	5.3%
Indonesia Government International Bond, 6.88%, due 01/17/18	4.4%

DBIQ Short Duration Emerging
Market Bond Index – Country

% of Index
Others	26.5%
Russian Federation	10.2%
Brazil	10.1%
Mexico	9.3%
Korea, Republic of	9.1%
Turkey	8.4%
Qatar	8.0%
Indonesia	7.5%
Lebanon	4.4%
Hungary	3.3%
Colombia	3.2%

DBIQ Short Duration Emerging
Market Bond Index – Composition

% of Index
Sovereign	58.4%
Quasi-Sovereign	39.8%
Semi-Sovereign	1.8%

ProShares USD Covered Bond (Ticker: COBO)

ProShares USD Covered Bond (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Solactive® Diversified USD Covered Bond Index (the "Index"). The Index, published by Solactive AG, seeks to track the performance of U.S. dollar-denominated ("USD") Covered Bonds that are generally rated "AAA" (or its equivalent). Specifically, the Index aims to include the universe of USD fixed-rate Covered Bonds that conform to the eligibility criteria for the Index. The Covered Bonds must be denominated in USD, have a fixed-rate coupon, have at least 18 months to maturity and have USD 1 billion or more of outstanding face amount and a minimum denomination no greater than $250,000. The Covered Bond must be either registered with the Securities and Exchange Commission or eligible for resale under Rule 144A under the Securities Act of 1933, and satisfy the liquidity criteria applicable to the Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Covered Bonds	98%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income
Holdings

% of Net Assets
Westpac Banking Corp., 1.85%, due 11/26/18	6.7%
Royal Bank of Canada, 1.88%, due 02/05/20	5.8%
Westpac Banking Corp., 2.00%, due 03/03/20	5.3%
Royal Bank of Canada, 2.30%, due 03/22/21	5.2%
Royal Bank of Canada, 2.00%, due 10/01/18	5.1%

Solactive Diversified USD Covered Bond Index – Country

% of Index
Canada	38.0%
Australia	35.6%
Norway	9.8%
Sweden	9.0%
Netherlands	4.9%
Germany	2.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XIII

ProShares German Sovereign/Sub-Sovereign ETF (Ticker: GGOV)

ProShares German Sovereign/Sub-Sovereign ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index (the "Index"). The Index, published by Markit Group Limited, seeks to track the performance of fixed rate debt securities of the Federal Republic of Germany ("Sovereign") as well as local governments and entities or agencies guaranteed by various German governments ("Sub-Sovereign") issuers and may invest in derivatives that ProShare Advisors believes, in combination, should track the performance of the index. Qualifying constituents must be rated "Investment Grade" or higher (based on an average of ratings issued by Moody's Investor Services, Inc., Standard & Poor's Ratings Services and/or Fitch, Inc., have a minimum principal outstanding of 2 billion euros (or its equivalent) for Sovereign securities and 1 billion euros (or its equivalent) for Sub-Sovereign securities, and have a minimum remaining time to maturity of at least 18 months at the time the Index is rebalanced.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Fixed-Income Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
KFW, 0.00%, due 12/07/18	4.9%
KFW, 0.38%, due 03/09/26	4.8%
Bundesrepublik Deutschland, 1.00%, due 08/15/25	4.8%
Bundesrepublik Deutschland, 0.50%, due 02/15/26	4.8%
KFW, 0.00%, due 06/30/21	4.7%

Markit iBoxx EUR Germany
Sovereign & Sub-Sovereign Liquid
Index – Composition

% of Index
Sub-Sovereigns	75.9%
Sovereigns	24.1%

ProShares Hedge Replication ETF (Ticker: HDG)  HEDGE STRATEGIES PROSHARES

ProShares Hedge Replication ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model — Exchange Series (the "Benchmark"). The Benchmark, established by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the "HFRI"). The HFRI is designed to reflect hedge fund industry performance through an equally weighted composite of over 2000 constituent funds. In seeking to maintain a high correlation with the HFRI, the Benchmark utilizes a synthetic model to establish, each month, weighted long or short (or, in certain cases, long or flat) positions in six underlying factors ("Factors"). The Factors that comprise the Benchmark are (1) the S&P 500 Total Return Index, (2) the MSCI EAFE US Dollar Net Total Return Index, (3) the MSCI Emerging Markets US Dollar Net Total Return Index, (4) the Russell 2000 Total Return Index, (5) three-month U.S. Treasury Bills, and (6) the ProShares UltraShort Euro ETF.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	7%
Swap Agreements (Long)	26%
Swap Agreements (Short)	(2%)
Short Euro Futures Contracts	(7%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Advanced Micro Devices, Inc.	0.1%
Microsemi Corp.	0.1%
Chemours Co. (The)	0.1%
Webster Financial Corp.	0.1%
Prosperity Bancshares, Inc.	0.1%

Merrill Lynch Factor Model – Exchange Series – Composition

% of Benchmark
Three-month U.S. Treasury Bills	65.6%
MSCI EAFE USD Net Total Return Index	16.4%
Russell 2000® Total Return Index	10.4%
MSCI Emerging Markets Free USD Net Total Return	6.3%
Proshares Ultrashort Euro ETF	3.6%
S&P 500® Total Return Index	(2.3%)

XIV :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Managed Futures Strategy ETF (Ticker: FUT)

ProShares Managed Futures Strategy ETF (the "Fund") seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets. This actively managed Fund uses the S&P® Strategic Futures Index as a performance benchmark (the "Benchmark"). The Benchmark seeks to capture the economic benefit from trends (in either direction) in the physical commodities, interest rates and currencies markets by taking long or short positions in related futures contracts. The Fund attempts to capture the economic benefit derived from rising and declining trends based on the price changes of commodity futures contracts ("Commodity Futures Contracts") and U.S. Treasury futures contracts. The Fund will not invest directly in Commodity Futures Contracts. The Fund expects to gain exposure to these investments by investing a portion of its assets in the ProShares Cayman Portfolio I, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by ProShare Advisors, the Fund's investment advisor. The Fund is not an index tracking exchange-traded fund.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Commodity Futures Contracts (Long)	19%
Commodity Futures Contracts (Short)	(25%)
Currency Futures Contracts (Long)	4%
Currency Futures Contracts (Short)	(19%)
U.S. Treasury Notes Futures Contracts (Short)	11%
U.S. Treasury Bonds Futures Contracts (Short)	18%
Total Exposure	8%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Strategic Futures
Index – Composition

Commodities Holdings	% of Benchmark
Cotton	3.9%
Copper	3.2%
Corn	2.6%
Soy Beans	2.6%
Sugar	1.9%
Coffee	1.6%
Unleaded Gas	1.5%
Heating Oil	1.3%
Crude Oil	1.2%
Silver	(1.5%)
Natural Gas	(2.2%)
Wheat	(2.3%)
Cocoa	(2.3%)
Lean Hogs	(2.5%)
Gold	(2.9%)
Live Cattle	(5.5%)
Currency Exposure	% of Benchmark
Australian Dollar	3.1%
Canadian Dollar	(4.0%)
British Pound	(4.3%)
Euro	(4.6%)
Japanese Yen	(4.7%)
Swiss Franc	(5.5%)
Fixed Income Holdings	% of Benchmark
30 Year Bond	(10.3%)
10 Year Note	(19.9%)

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XV

ProShares Merger ETF (Ticker: MRGR)

ProShares Merger ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P Merger Arbitrage Index (the "Index"). The Index, created by Standard & Poor's®, provides exposure to up to 40 publicly announced mergers, acquisitions and/or other corporate reorganizations (the "Deals") within developed market countries through a combination of long and, in certain cases, short security positions. The Index also includes a Treasury bill component which constitutes the remainder of the Index when net exposure from included Deals is less than 100%.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	95%
Master Limited Partnership	3%
Swap Agreements (Long)	40%
Swap Agreements (Short)	(24%)
Forward Currency Contracts	(10%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Yadkin Financial Corp.	3.2%
Starz, Class A	2.8%
PrivateBancorp, Inc.	2.6%
Linear Technology Corp.	2.6%
AEP Industries, Inc.	2.6%

Regional Exposure

% of Index
United States	100.3%
France	3.1%
Netherlands	3.0%
Australia	0.3%
United Kingdom	(1.7%)
Canada	(5.0%)

S&P Merger Arbitrage
Index – Composition

% of Index
Information Technology	35.9%
Consumer Discretionary	23.2%
Financials	12.6%
Energy	7.7%
Materials	7.2%
Industrials	5.5%
Health Care	3.6%
Telecommunication Services	2.7%
Consumer Staples	1.6%

ProShares RAFI® Long/Short (Ticker: RALS)

ProShares RAFI® Long/Short (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE RAFI US 1000 Long/Short Total Return Index (the "Index"). The Index allocates an equal dollar amount to both long and short equity positions each time that the Index rebalances. The long positions of the index consist of the equity securities in the FTSE RAFI US 1000 Total Return Index (the "Long Index"), and the short positions of the index consist of short-positions in the securities included in the Russell 1000 Total Return Index. The Long Index is a "fundamental" index which uses non-price measures of company size (such as sales, dividends, cash flow or book value) to select and weight the securities in the Long Index. The Short Index is a capitalization weighted index. Capitalization-weighted indexes weight securities based on the price of the securities in the index and not fundamental factors. By going long a non-capitalization weighted "fundamental" index and short a capitalization-weighted index, the Index seeks to capitalize on a theory that index weighting based on market capitalization (i.e., price) results in overweighting of overpriced securities and underweighting of underpriced securities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements (Long)	2%
Swap Agreements (Short)	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.6%
Chevron Corp.	2.2%
JPMorgan Chase & Co.	2.0%
Bank of America Corp.	1.8%
AT&T, Inc.	1.6%

FTSE RAFI US 1000 Long/Short
Total Return
Index – Composition

% of Index
Financials	17.8%
Information Technology	16.7%
Consumer Discretionary	11.4%
Health Care	11.2%
Energy	10.7%
Industrials	10.7%
Consumer Staples	8.2%
Materials	3.9%
Utilities	3.6%
Real Estate	3.1%
Telecommunication Services	2.7%

XVI :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares K-1 Free Crude Oil Strategy ETF (Ticker: OILK)  K-1 FREE OIL PROSHARES

ProShares K-1 Free Crude Oil Strategy ETF (the "Fund") seeks to provide total return through actively managed exposure to the West Texas Intermediate ("WTI") crude oil futures markets. The Fund's strategy seeks to outperform certain index based strategies by actively managing the rolling of WTI crude oil futures contracts. The Fund generally will not invest directly in WTI crude oil futures. The Fund expects to gain exposure to these investments by investing a portion of its assets in the ProShares Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by ProShare Advisors, the Fund's investment advisor, and invests directly in WTI crude oil futures.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Commodity Futures Contracts (Long)	100%
Total Exposure	100%

WTI crude oil futures markets Index – Composition

% of Index
WTI Crude Oil	100%

ProShares Inflation Expectations ETF (Ticker: RINF)  INFLATION PROSHARES

ProShares Inflation Expectations ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index (the "Index"). The Index tracks the performance of (i) long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") and (ii) duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The Index seeks to achieve an overall duration dollar amount of zero.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	83%
Swap Agreements (Long)	18%
Swap Agreements (Long exposure to inverse index)	(142%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Citi 30-Year TIPS (Treasury Rate-Hedged)
Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	(142.8%)

ProShares CDS Short North American HY Credit ETF (Ticker: WYDE)  CREDIT PROSHARES

ProShares CDS Short North American HY Credit ETF (the "Fund") seeks to provide inverse exposure to the credit of North American high yield debt issuers. This actively managed Fund seeks to achieve its investment objective primarily through investing in a portfolio of credit derivatives whose underlying reference entities are North American high yield (i.e., below investment grade or "junk bond") debt issuers.

Allocation of Portfolio Holdings & Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Credit Default Swap ("CDS") Aggrements	(94%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Industry Exposure

% of Market Exposure (CDS)
Consumer Discretionary	23.0%
Communications	14.0%
Financials	13.2%
Materials	11.0%
Energy	10.0%
Technology	6.0%
Health Care	6.0%
Consumer Staples	5.9%
Industrials	5.9%
Utilities	5.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XVII

EXPENSE EXAMPLES

XVIII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, November 30, 2016.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2016.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 11/30/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
S&P 500 Dividend Aristocrats ETF	DIVIDEND GROWERS PROSHARES
Actual	$1,000.00	$1,019.00	$1.77	0.35%
Hypothetical	$1,000.00	$1,023.31	$1.78	0.35%
S&P MidCap 400 Dividend Aristocrats ETF
Actual	$1,000.00	$1,086.10	$2.09	0.40%
Hypothetical	$1,000.00	$1,023.06	$2.03	0.40%
Russell 2000 Dividend Growers ETF
Actual	$1,000.00	$1,154.30	$2.16	0.40%
Hypothetical	$1,000.00	$1,023.06	$2.03	0.40%
MSCI EAFE Dividend Growers ETF
Actual	$1,000.00	$905.10	$2.39	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
MSCI Europe Dividend Growers ETF
Actual	$1,000.00	$893.50	$2.61	0.55%
Hypothetical	$1,000.00	$1,022.31	$2.79	0.55%
MSCI Emerging Markets Dividend Growers ETF
Actual	$1,000.00	$1,018.30	$3.04	0.60%
Hypothetical	$1,000.00	$1,022.06	$3.04	0.60%
Morningstar Alternatives Solution ETF (a)	ALTERNATIVE SOLUTIONS PROSHARES
Actual	$1,000.00	$1,004.80	$0.95	0.19%
Hypothetical	$1,000.00	$1,024.12	$0.96	0.19%
DJ Brookfield Global Infrastructure ETF	SPECIALTY EQUITY PROSHARES
Actual	$1,000.00	$995.20	$2.25	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XIX

	Beginning Account Value	Ending Account Value 11/30/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Global Listed Private Equity ETF
Actual	$1,000.00	$1,033.70	$3.06	0.60%
Hypothetical	$1,000.00	$1,022.06	$3.04	0.60%
Large Cap Core Plus
Actual	$1,000.00	$1,069.30	$2.33	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
S&P 500® Ex-Energy ETF	S&P 500 EX-SECTOR PROSHARES
Actual	$1,000.00	$1,054.50	$1.39	0.27%
Hypothetical	$1,000.00	$1,023.71	$1.37	0.27%
S&P 500® Ex-Financials ETF
Actual	$1,000.00	$1,043.80	$1.38	0.27%
Hypothetical	$1,000.00	$1,023.71	$1.37	0.27%
S&P 500® Ex-Health Care ETF
Actual	$1,000.00	$1,073.30	$1.40	0.27%
Hypothetical	$1,000.00	$1,023.71	$1.37	0.27%
S&P 500® Ex-Technology ETF
Actual	$1,000.00	$1,051.70	$1.39	0.27%
Hypothetical	$1,000.00	$1,023.71	$1.37	0.27%
Hedged FTSE Europe ETF	CURRENCY HEDGED PROSHARES
Actual	$1,000.00	$1,033.30	$1.43	0.28%
Hypothetical	$1,000.00	$1,023.66	$1.42	0.28%
Hedged FTSE Japan ETF
Actual	$1,000.00	$1,066.10	$1.24	0.24%
Hypothetical	$1,000.00	$1,023.87	$1.22	0.24%
High Yield-Interest Rate Hedged	INTEREST RATE HEDGED BOND PROSHARES
Actual	$1,000.00	$1,074.10	$2.60	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
Investment Grade-Interest Rate Hedged
Actual	$1,000.00	$1,039.80	$1.53	0.30%
Hypothetical	$1,000.00	$1,023.56	$1.52	0.30%
Short Term USD Emerging Markets Bond ETF	GLOBAL FIXED INCOME PROSHARES
Actual	$1,000.00	$1,030.70	$2.55	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
USD Covered Bond
Actual	$1,000.00	$997.90	$1.75	0.35%
Hypothetical	$1,000.00	$1,023.31	$1.78	0.35%
German Sovereign/Sub-Sovereign ETF
Actual	$1,000.00	$947.80	$2.20	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
Hedge Replication ETF	HEDGE STRATEGIES PROSHARES
Actual	$1,000.00	$1,015.80	$4.80	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XX :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 11/30/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Managed Futures Strategy ETF
Actual	$1,000.00	$1,030.30	$3.82	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
Merger ETF
Actual	$1,000.00	$973.40	$3.71	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
RAFI® Long/Short
Actual	$1,000.00	$1,028.30	$4.83	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
K-1 Free Crude Oil Strategy ETF (b)	K-1 FREE OIL PROSHARES
Actual	$1,000.00	$1,049.50	$1.20	0.66%
Hypothetical	$1,000.00	$1,021.76	$3.35	0.66%
Inflation Expectations ETF (c)	INFLATION PROSHARES
Actual	$1,000.00	$1,069.90	$3.01	0.58%
Hypothetical	$1,000.00	$1,022.16	$2.94	0.58%
CDS Short North American HY Credit ETF	CREDIT PROSHARES
Actual	$1,000.00	$950.20	$2.44	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

(a)  In addition to the fees and expenses which the Morningstar Alternatives Solution ETF bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying ProShares ETFs in which the Fund invests. The Fund's Annualized Expense Ratio During Period disclosed in the table above reflects only the direct expenses of the Fund. If the Fund's Annualized Expense Ratio During Period included such indirect expenses, known as Acquired Fund Fees and Expenses, it would have been 0.95% for both the Actual and Hypothetical Expense Examples.

(b)  The Fund commenced operations on September 26, 2016. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 65 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

(c)  Effective October 1, 2016, Inflation Expectations ETF changed its Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement from 0.75% to 0.30%. Had this expense rate been in effect throughout the entire most recent fiscal half-year, the corresponding table above would have read as follows:

	Beginning Account Value	Ending Account Value 11/30/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Inflation Expectations ETF
Actual	$1,000.00	$1,069.90	$1.56	0.30%
Hypothetical	$1,000.00	$1,023.56	$1.52	0.30%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XXI

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SCHEDULE OF PORTFOLIO INVESTMENTS

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 1

Investments	Shares	Value
Common Stocks — 99.8%
Beverages — 5.6%
Brown-Forman Corp., Class B	1,107,936	$50,244,898
Coca-Cola Co. (The)	1,181,081	47,656,618
PepsiCo, Inc.	468,421	46,888,942
		144,790,458
Biotechnology — 1.9%
AbbVie, Inc.	822,426	50,003,501
Capital Markets — 6.2%
Franklin Resources, Inc.	1,447,359	56,823,314
S&P Global, Inc.	403,292	47,987,715
T Rowe Price Group, Inc.	752,607	55,738,075
		160,549,104
Chemicals — 8.0%
Air Products & Chemicals, Inc.	372,876	53,865,667
Ecolab, Inc.	430,699	50,275,494
PPG Industries, Inc.	539,109	51,716,728
Sherwin-Williams Co. (The)	180,894	48,600,791
		204,458,680
Commercial Services & Supplies — 2.1%
Cintas Corp.	469,916	53,852,374
Distributors — 2.1%
Genuine Parts Co.	552,262	53,144,172
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	1,363,725	52,680,697
Electrical Equipment — 2.2%
Emerson Electric Co.	999,142	56,391,574
Equity Real Estate Investment Trusts (REITs) — 1.8%
HCP, Inc.	1,529,462	45,165,013
Food & Staples Retailing — 6.2%
Sysco Corp.	1,052,929	56,068,469
Walgreens Boots Alliance, Inc.	604,825	51,246,822
Wal-Mart Stores, Inc.	726,504	51,167,677
		158,482,968
Food Products — 5.6%
Archer-Daniels-Midland Co.	1,182,474	51,118,351
Hormel Foods Corp.	1,323,163	45,305,101
McCormick & Co., Inc. (Non-Voting)	535,432	48,831,399
		145,254,851
Investments	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies — 7.4%
Abbott Laboratories	1,243,924	$47,356,187
Becton Dickinson and Co.	291,977	49,373,311
CR Bard, Inc.	229,614	48,345,228
Medtronic plc	603,446	44,057,592
		189,132,318
Health Care Providers & Services — 1.8%
Cardinal Health, Inc.	664,821	47,208,939
Hotels, Restaurants & Leisure — 2.1%
McDonald's Corp.	442,601	52,789,021
Household Durables — 2.1%
Leggett & Platt, Inc.	1,116,049	53,637,315
Household Products — 7.6%
Clorox Co. (The)	423,624	48,953,990
Colgate-Palmolive Co.	707,680	46,161,966
Kimberly-Clark Corp.	441,285	51,016,959
Procter & Gamble Co. (The)	597,705	49,286,754
		195,419,669
Industrial Conglomerates — 2.0%
3M Co.	293,500	50,405,690
Insurance — 4.1%
Aflac, Inc.	717,892	51,243,131
Cincinnati Financial Corp.	698,733	53,620,770
		104,863,901
IT Services — 2.1%
Automatic Data Processing, Inc.	573,364	55,054,411
Machinery — 8.1%
Dover Corp.	729,036	52,935,304
Illinois Tool Works, Inc.	444,480	55,640,006
Pentair plc	852,848	49,004,646
Stanley Black & Decker, Inc.	420,568	49,891,982
		207,471,938
Metals & Mining — 2.6%
Nucor Corp.	1,054,257	65,564,243
Multiline Retail — 2.2%
Target Corp.	736,398	56,879,381

See accompanying notes to the financial statements.

2 :: NOBL S&P 500 DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
Multi-Utilities — 1.9%
Consolidated Edison, Inc.	686,989	$47,931,223
Oil, Gas & Consumable Fuels — 4.1%
Chevron Corp.	499,376	55,710,387
Exxon Mobil Corp.	578,375	50,492,137
		106,202,524
Pharmaceuticals — 1.9%
Johnson & Johnson	442,448	49,244,462
Specialty Retail — 1.9%
Lowe's Cos., Inc.	708,185	49,962,452
Textiles, Apparel & Luxury Goods — 2.0%
VF Corp.	947,184	51,631,000
Trading Companies & Distributors — 2.2%
WW Grainger, Inc.	245,450	56,593,406
Total Common Stocks (Cost $2,474,170,378)		2,564,765,285
Investments	Principal Amount	Value
Short-Term Investment — 0.0% (a)
Repurchase Agreement (b) — 0.0% (a)
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $1,023,521 (Cost $1,023,514)	$1,023,514	$1,023,514
Total Investments (Cost $2,475,193,892) — 99.8%		2,565,788,799
Other assets less liabilities — 0.2%		5,849,980
Net Assets — 100.0%		$2,571,638,779

(a)  Represents less than 0.05% of net assets.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144,092,315
Aggregate gross unrealized depreciation	(56,105,168)
Net unrealized appreciation	$87,987,147
Federal income tax cost of investments	$2,477,801,652

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: S&P 500 DIVIDEND ARISTOCRATS ETF NOBL :: 3

Investments	Shares	Value
Common Stocks — 99.7%
Banks — 9.9%
Bank of the Ozarks, Inc.	140,730	$6,828,220
Commerce Bancshares, Inc.	113,114	6,199,767
Cullen/Frost Bankers, Inc.	70,582	5,809,605
Prosperity Bancshares, Inc.	94,047	6,219,328
		25,056,920
Building Products — 2.1%
AO Smith Corp.	110,977	5,396,812
Capital Markets — 6.7%
Eaton Vance Corp.	141,912	5,738,921
FactSet Research Systems, Inc.	34,763	5,567,990
SEI Investments Co.	116,864	5,513,644
		16,820,555
Chemicals — 4.4%
RPM International, Inc.	110,084	5,824,544
Valspar Corp. (The)	50,967	5,203,221
		11,027,765
Commercial Services & Supplies — 2.3%
MSA Safety, Inc.	92,638	5,758,378
Containers & Packaging — 6.4%
AptarGroup, Inc.	69,734	5,103,134
Bemis Co., Inc.	106,123	5,313,579
Sonoco Products Co.	106,164	5,746,657
		16,163,370
Equity Real Estate Investment Trusts (REITs) — 3.9%
National Retail Properties, Inc.	113,553	4,846,442
Tanger Factory Outlet Centers, Inc.	145,538	5,016,695
		9,863,137
Food & Staples Retailing — 2.2%
Casey's General Stores, Inc.	46,404	5,589,362
Food Products — 4.5%
Lancaster Colony Corp.	39,605	5,366,873
Tootsie Roll Industries, Inc.	155,217	5,859,442
		11,226,315
Gas Utilities — 9.1%
Atmos Energy Corp.	74,725	5,314,442
National Fuel Gas Co.	103,393	5,829,297
UGI Corp.	120,212	5,385,498
WGL Holdings, Inc.	87,741	6,366,487
		22,895,724
Investments	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies — 2.4%
West Pharmaceutical Services, Inc.	74,387	$6,036,505
Health Care Providers & Services — 2.2%
Owens & Minor, Inc.	161,905	5,490,199
Industrial Conglomerates — 2.3%
Carlisle Cos., Inc.	50,991	5,719,660
Insurance — 9.3%
Brown & Brown, Inc.	146,772	6,362,566
Mercury General Corp.	103,483	6,043,407
Old Republic International Corp.	292,415	5,225,456
RenaissanceRe Holdings Ltd.	43,956	5,738,896
		23,370,325
Leisure Products — 2.3%
Polaris Industries, Inc.	65,760	5,711,914
Machinery — 12.0%
CLARCOR, Inc.	88,062	6,203,968
Donaldson Co., Inc.	147,820	5,995,579
Graco, Inc.	70,826	5,753,196
Lincoln Electric Holdings, Inc.	82,633	6,487,517
Nordson Corp.	53,240	5,682,305
		30,122,565
Media — 4.7%
John Wiley & Sons, Inc., Class A	103,953	5,701,822
Meredith Corp.	110,697	6,149,218
		11,851,040
Multi-Utilities — 6.6%
Black Hills Corp.	89,933	5,283,564
MDU Resources Group, Inc.	214,670	5,972,119
Vectren Corp.	110,103	5,403,855
		16,659,538
Software — 2.2%
CDK Global, Inc.	97,369	5,618,191
Water Utilities — 2.1%
Aqua America, Inc.	180,704	5,372,330
Wireless Telecommunication Services — 2.1%
Telephone & Data Systems, Inc.	199,882	5,382,822
Total Common Stocks (Cost $238,716,703)		251,133,427

See accompanying notes to the financial statements.

4 :: REGL S&P MIDCAP 400 DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investment — 0.2%
Repurchase Agreement (a) — 0.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $480,921 (Cost $480,918)	$480,918	$480,918
Total Investments (Cost $239,197,621) — 99.9%		251,614,345
Other assets less liabilities — 0.1%		330,596
Net Assets — 100.0%		$251,944,941

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,683,192
Aggregate gross unrealized depreciation	(3,338,734)
Net unrealized appreciation	$12,344,458
Federal income tax cost of investments	$239,269,887

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: S&P MIDCAP 400 DIVIDEND ARISTOCRATS ETF REGL :: 5

Investments	Shares	Value
Common Stocks — 99.6%
Banks — 11.5%
BancFirst Corp.	62,077	$5,087,210
Community Bank System, Inc.	92,654	5,253,482
Prosperity Bancshares, Inc.	80,612	5,330,872
Southside Bancshares, Inc.	135,770	5,223,072
UMB Financial Corp.	74,750	5,682,495
United Bankshares, Inc.	115,495	5,330,094
		31,907,225
Chemicals — 6.7%
Hawkins, Inc.	102,722	4,987,153
HB Fuller Co.	90,786	4,266,034
Sensient Technologies Corp.	57,470	4,487,833
Stepan Co.	61,189	4,966,711
		18,707,731
Commercial Services & Supplies — 12.0%
ABM Industries, Inc.	110,776	4,874,144
Brady Corp., Class A	124,014	4,557,515
G&K Services, Inc., Class A	44,606	4,278,608
Healthcare Services Group, Inc.	113,454	4,419,033
Matthews International Corp., Class A	71,732	5,218,503
McGrath RentCorp	136,157	5,026,916
MSA Safety, Inc.	77,275	4,803,414
		33,178,133
Diversified Telecommunication Services — 1.7%
ATN International, Inc.	63,866	4,618,151
Electric Utilities — 3.1%
ALLETE, Inc.	71,051	4,392,373
Portland General Electric Co.	98,915	4,114,864
		8,507,237
Electronic Equipment, Instruments & Components — 1.7%
Badger Meter, Inc.	130,209	4,720,076
Equity Real Estate Investment Trusts (REITs) — 4.5%
National Health Investors, Inc.	54,877	3,883,096
Universal Health Realty Income Trust	72,663	4,309,643
Urstadt Biddle Properties, Inc., Class A	195,862	4,436,274
		12,629,013
Food & Staples Retailing — 1.7%
Andersons, Inc. (The)	123,642	4,865,313
Food Products — 6.0%
Calavo Growers, Inc.	62,400	3,366,480
J&J Snack Foods Corp.	36,245	4,401,230
Investments	Shares	Value
Common Stocks (continued)
Lancaster Colony Corp.	32,798	$4,444,457
Tootsie Roll Industries, Inc.	114,536	4,323,734
		16,535,901
Gas Utilities — 9.7%
Chesapeake Utilities Corp.	69,154	4,481,179
New Jersey Resources Corp.	127,292	4,385,209
Northwest Natural Gas Co.	70,905	4,062,856
South Jersey Industries, Inc.	147,161	4,856,313
Spire, Inc.	66,877	4,316,242
WGL Holdings, Inc.	68,167	4,946,198
		27,047,997
Health Care Equipment & Supplies — 1.8%
Atrion Corp.	10,110	4,959,966
Health Care Providers & Services — 3.2%
National HealthCare Corp.	66,179	4,539,880
Owens & Minor, Inc.	127,964	4,339,259
		8,879,139
Hotels, Restaurants & Leisure — 1.7%
International Speedway Corp., Class A	128,839	4,741,275
Insurance — 4.8%
American Equity Investment Life Holding Co.*	243,931	5,056,690
Infinity Property & Casualty Corp.	52,451	4,523,899
RLI Corp.	63,985	3,841,659
		13,422,248
IT Services — 2.0%
Cass Information Systems, Inc.	81,252	5,687,640
Machinery — 5.2%
CLARCOR, Inc.	68,740	4,842,733
Franklin Electric Co., Inc.	115,248	4,500,434
Lindsay Corp.	60,421	5,092,282
		14,435,449
Media — 1.7%
Meredith Corp.	83,525	4,639,814
Multi-Utilities — 4.5%
Avista Corp.	102,783	4,159,628
Black Hills Corp.	72,189	4,241,104
NorthWestern Corp.	73,667	4,132,718
		12,533,450

See accompanying notes to the financial statements.

6 :: SMDV RUSSELL 2000 DIVIDEND GROWERS ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
Specialty Retail — 1.8%
Aaron's, Inc.	172,537	$5,024,277
Tobacco — 3.1%
Universal Corp.	76,917	4,234,281
Vector Group Ltd.	199,036	4,249,418
		8,483,699
Trading Companies & Distributors — 2.1%
GATX Corp.	104,625	5,716,711
Water Utilities — 9.1%
California Water Service Group	135,129	4,668,707
Connecticut Water Service, Inc.	87,314	4,760,359
Middlesex Water Co.	124,606	5,076,449
SJW Group	98,899	5,307,909
York Water Co. (The)	145,791	5,306,792
		25,120,216
Total Common Stocks (Cost $255,988,868)		276,360,661
Investments	Principal Amount	Value
Short-Term Investment — 0.2%
Repurchase Agreement (a) — 0.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $519,085 (Cost $519,082)	$519,082	$519,082
Total Investments (Cost $256,507,950) — 99.8%		276,879,743
Other assets less liabilities — 0.2%		439,881
Net Assets — 100.0%		$277,319,624

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,082,352
Aggregate gross unrealized depreciation	(1,848,417)
Net unrealized appreciation	$20,233,935
Federal income tax cost of investments	$256,645,808

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: RUSSELL 2000 DIVIDEND GROWERS ETF SMDV :: 7

Investments	Shares	Value
Common Stocks — 99.7%
Aerospace & Defense — 3.5%
BAE Systems plc	81,248	$609,575
Cobham plc	299,506	614,815
		1,224,390
Beverages — 1.7%
Diageo plc	23,766	595,349
Biotechnology — 1.7%
Shire plc	10,048	585,015
Capital Markets — 1.6%
Aberdeen Asset Management plc	168,603	564,549
Chemicals — 5.2%
Croda International plc	15,352	625,677
Fuchs Petrolub SE (Preference)	14,861	589,437
Novozymes A/S, Class B	17,244	584,667
		1,799,781
Commercial Services & Supplies — 1.7%
Babcock International Group plc	49,230	587,401
Diversified Financial Services — 3.4%
Groupe Bruxelles Lambert SA	7,355	604,279
Mitsubishi UFJ Lease & Finance Co. Ltd.	127,553	589,938
		1,194,217
Diversified Telecommunication Services — 1.7%
Inmarsat plc	66,973	594,518
Electric Utilities — 5.2%
Cheung Kong Infrastructure Holdings Ltd.	71,618	598,306
Red Electrica Corp. SA	34,044	606,713
SSE plc	33,440	616,254
		1,821,273
Equity Real Estate Investment Trusts (REITs) — 3.4%
CapitaLand Commercial Trust	564,594	603,064
Link REIT	87,134	599,867
		1,202,931
Food & Staples Retailing — 3.6%
FamilyMart UNY Holdings Co. Ltd.	9,761	612,498
Sundrug Co. Ltd.	9,011	629,493
		1,241,991
Investments	Shares	Value
Common Stocks (continued)
Food Products — 8.5%
Associated British Foods plc	18,910	$602,467
Chocoladefabriken Lindt & Spruengli AG, Class PC	119	585,275
Chocoladefabriken Lindt & Spruengli AG (Registered) (Registered)	10	580,278
Kerry Group plc, Class A	8,596	609,398
Nestle SA (Registered)	8,772	589,019
		2,966,437
Gas Utilities — 3.5%
APA Group	107,756	634,536
Enagas SA	24,153	595,700
		1,230,236
Health Care Equipment & Supplies — 5.0%
Coloplast A/S, Class B	9,507	604,422
Essilor International SA	5,507	584,767
Sysmex Corp.	9,493	574,020
		1,763,209
Health Care Providers & Services — 6.8%
Fresenius Medical Care AG & Co. KGaA	7,696	600,864
Miraca Holdings, Inc.	12,780	574,256
Ramsay Health Care Ltd.	11,425	597,733
Ryman Healthcare Ltd.	98,515	610,990
		2,383,843
Hotels, Restaurants & Leisure — 3.4%
Compass Group plc	34,917	598,103
Paddy Power Betfair plc	5,482	572,807
		1,170,910
Household Durables — 1.7%
SEB SA	4,391	590,165
Insurance — 3.5%
Prudential plc	31,829	615,794
Standard Life plc	140,667	607,390
		1,223,184
Media — 5.2%
SES SA, FDR	27,628	597,732
Sky plc	62,869	613,464
WPP plc	28,382	606,020
		1,817,216
Multiline Retail — 3.5%
Don Quijote Holdings Co. Ltd.	16,526	634,528
Next plc	9,474	580,477
		1,215,005

See accompanying notes to the financial statements.

8 :: EFAD MSCI EAFE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 1.8%
Statoil ASA	36,716	$629,246
Personal Products — 1.7%
L'Oreal SA	3,522	601,705
Pharmaceuticals — 8.5%
Galenica AG (Registered)	582	614,195
Novartis AG (Registered)	8,387	578,400
Novo Nordisk A/S, Class B	18,222	618,347
Roche Holding AG	2,588	575,958
Sanofi	7,382	596,004
		2,982,904
Professional Services — 5.1%
Capita plc	83,427	546,706
Intertek Group plc	14,938	613,844
Wolters Kluwer NV	17,095	616,931
		1,777,481
Specialty Retail — 1.7%
Shimamura Co. Ltd.	5,026	600,765
Tobacco — 1.7%
British American Tobacco plc	11,061	607,165
Trading Companies & Distributors — 3.7%
Ashtead Group plc	34,272	670,981
Bunzl plc	24,244	623,983
		1,294,964
Transportation Infrastructure — 1.7%
Abertis Infraestructuras SA	45,328	606,098
Total Common Stocks (Cost $38,156,216)		34,871,948
Investments	Principal Amount	Value
Short-Term Investment — 0.2%
Repurchase Agreement (a) — 0.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $76,933 (Cost $76,933)	$76,933	$76,933
Total Investments — 99.9% (Cost $38,233,149)		34,948,881
Other assets less liabilities — 0.1%		47,538
Net Assets — 100.0%		$34,996,419

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

FDR  Fiduciary Depositary Receipt

Preference  A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$522,360
Aggregate gross unrealized depreciation	(3,834,182)
Net unrealized depreciation	$(3,311,822)
Federal income tax cost of investments	$38,260,703

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: MSCI EAFE DIVIDEND GROWERS ETF EFAD :: 9

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2016:

United Kingdom	36.2%
Japan	12.0%
Switzerland	10.1%
France	8.5%
Spain	5.2%
Denmark	5.2%
Australia	3.5%
Germany	3.4%
Ireland	3.4%
Norway	1.8%
Netherlands	1.8%
New Zealand	1.8%
Belgium	1.7%
Singapore	1.7%
China	1.7%
Hong Kong	1.7%
Other[1]	0.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

10 :: EFAD MSCI EAFE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.6%
Aerospace & Defense — 4.5%
BAE Systems plc	15,358	$115,226
Cobham plc	56,614	116,215
		231,441
Beverages — 2.2%
Diageo plc	4,492	112,527
Biotechnology — 2.2%
Shire plc	1,899	110,564
Capital Markets — 2.1%
Aberdeen Asset Management plc*	31,870	106,713
Chemicals — 6.6%
Croda International plc	2,902	118,272
Fuchs Petrolub SE (Preference)	2,809	111,414
Novozymes A/S, Class B	3,260	110,532
		340,218
Commercial Services & Supplies — 2.2%
Babcock International Group plc	9,306	111,037
Diversified Financial Services — 2.2%
Groupe Bruxelles Lambert SA	1,383	113,626
Diversified Telecommunication Services — 2.2%
Inmarsat plc	12,659	112,374
Electric Utilities — 4.5%
Red Electrica Corp. SA	6,435	114,681
SSE plc	6,321	116,487
		231,168
Food Products — 10.9%
Associated British Foods plc	3,574	113,867
Chocoladefabriken Lindt & Spruengli AG, Class PC	21	103,284
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	116,055
Kerry Group plc, Class A	1,625	115,201
Nestle SA (Registered)	1,658	111,331
		559,738
Gas Utilities — 2.2%
Enagas SA	4,592	113,255
Health Care Equipment & Supplies — 4.4%
Coloplast A/S, Class B	1,797	114,247
Essilor International SA	1,041	110,540
		224,787
Investments	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 2.2%
Fresenius Medical Care AG & Co. KGaA	1,455	$113,599
Hotels, Restaurants & Leisure — 4.3%
Compass Group plc	6,600	113,053
Paddy Power Betfair plc	1,036	108,251
		221,304
Household Durables — 2.2%
SEB SA	830	111,555
Insurance — 4.5%
Prudential plc	6,016	116,391
Standard Life plc	26,589	114,810
		231,201
Media — 6.7%
SES SA, FDR	5,222	112,978
Sky plc	11,884	115,962
WPP plc	5,328	113,765
		342,705
Multiline Retail — 2.2%
Next plc	1,791	109,735
Oil, Gas & Consumable Fuels — 2.3%
Statoil ASA	6,940	118,939
Personal Products — 2.2%
L'Oreal SA	666	113,781
Pharmaceuticals — 11.0%
Galenica AG (Registered)	110	116,085
Novartis AG (Registered)	1,585	109,307
Novo Nordisk A/S, Class B	3,444	116,869
Roche Holding AG	489	108,827
Sanofi	1,395	112,629
		563,717
Professional Services — 6.6%
Capita plc	15,770	103,342
Intertek Group plc	2,824	116,046
Wolters Kluwer NV	3,231	116,602
		335,990
Tobacco — 2.2%
British American Tobacco plc	2,091	114,780

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: MSCI EUROPE DIVIDEND GROWERS ETF EUDV :: 11

Investments	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors — 4.8%
Ashtead Group plc	6,478	$126,827
Bunzl plc	4,583	117,955
		244,782
Transportation Infrastructure — 2.2%
Abertis Infraestructuras SA	8,568	114,566
Total Common Stocks (Cost $5,901,760)		5,104,102
	Principal Amount
Short-Term Investment — 0.4%
Repurchase Agreement (a) — 0.4%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $19,986 (Cost $19,986)	$19,986	19,986
Total Investments — 100.0% (Cost $5,921,746)		5,124,088
Other assets less liabilities — 0.0% (b)		1,886
Net Assets — 100.0%		$5,125,974

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  Represents less than 0.05% of net assets.

FDR  Fiduciary Depositary Receipt

Preference  A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,978
Aggregate gross unrealized depreciation	(855,089)
Net unrealized depreciation	$(808,111)
Federal income tax cost of investments	$5,932,199

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2016:

United Kingdom	46.7%
Switzerland	13.0%
France	10.9%
Spain	6.7%
Denmark	6.7%
Germany	4.4%
Ireland	4.4%
Norway	2.3%
Netherlands	2.3%
Belgium	2.2%
Other[1]	0.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

12 :: EUDV MSCI EUROPE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.6%
Auto Components — 1.6%
Hyundai Mobis Co. Ltd.	585	$124,601
Automobiles — 6.2%
Hyundai Motor Co.	1,082	123,096
Hyundai Motor Co. (2nd Preference)	1,459	123,929
Hyundai Motor Co. (Preference)	1,534	125,706
Kia Motors Corp.	3,822	122,273
		495,004
Banks — 10.3%
Axis Bank Ltd.	17,042	116,980
Bancolombia SA, ADR	3,496	117,116
Bank Central Asia Tbk. PT	107,954	113,908
Bank Rakyat Indonesia Persero Tbk. PT	138,220	111,168
Capitec Bank Holdings Ltd.	2,639	121,905
E.Sun Financial Holding Co. Ltd.	208,181	120,834
Grupo Financiero Inbursa SAB de CV, Class O	88,291	120,405
		822,316
Chemicals — 1.6%
Asian Paints Ltd.	8,884	125,883
Commercial Services & Supplies — 1.5%
China Everbright International Ltd.	95,661	115,930
Construction & Engineering — 3.0%
China State Construction International Holdings Ltd.	74,300	120,121
Larsen & Toubro Ltd., GDR	5,928	118,264
		238,385
Construction Materials — 1.5%
Grupo Argos SA	19,950	116,924
Consumer Finance — 3.0%
Bajaj Finance Ltd.	9,186	123,439
Gentera SAB de CV	75,202	118,307
		241,746
Diversified Financial Services — 6.2%
FirstRand Ltd.	34,425	123,492
Grupo de Inversiones Suramericana SA	10,298	118,901
Power Finance Corp. Ltd.	64,523	126,503
RMB Holdings Ltd.	27,806	123,253
		492,149
Investments	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 1.4%
Sunny Optical Technology Group Co. Ltd.	22,263	$112,083
Equity Real Estate Investment Trusts (REITs) — 1.5%
Resilient REIT Ltd.	16,444	120,899
Food & Staples Retailing — 6.0%
BIM Birlesik Magazalar A/S	8,170	114,618
Dongsuh Cos., Inc.	5,150	117,181
Shoprite Holdings Ltd.	9,025	119,846
SPAR Group Ltd. (The)	9,408	126,643
		478,288
Gas Utilities — 2.9%
China Gas Holdings Ltd.	85,667	113,317
China Resources Gas Group Ltd.	38,913	115,387
		228,704
Health Care Providers & Services — 3.1%
Bangkok Dusit Medical Services PCL, Class F	192,529	125,728
Sinopharm Group Co. Ltd., Class H	25,833	120,564
		246,292
Hotels, Restaurants & Leisure — 1.5%
Jollibee Foods Corp.	28,230	122,502
Household Products — 1.5%
Unilever Indonesia Tbk. PT	39,494	118,096
Independent Power and Renewable Electricity Producers — 1.5%
China Power International Development Ltd.	333,945	123,564
Industrial Conglomerates — 3.2%
Alfa SAB de CV, Class A	101,436	133,992
Bidvest Group Ltd. (The)	10,507	121,524
		255,516
Insurance — 4.5%
Discovery Ltd.	15,053	119,141
MMI Holdings Ltd.	78,367	122,359
Sanlam Ltd.	27,636	121,066
		362,566
Internet Software & Services — 1.5%
Tencent Holdings Ltd.	4,700	117,371

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF EMDV :: 13

Investments	Shares	Value
Common Stocks (continued)
IT Services — 3.1%
Infosys Ltd., ADR	8,526	$123,457
Tata Consultancy Services Ltd.	3,797	126,257
		249,714
Machinery — 1.5%
Eicher Motors Ltd.	370	116,866
Oil, Gas & Consumable Fuels — 7.3%
Lukoil PJSC*	2,489	123,741
Qatar Gas Transport Co. Ltd.	18,783	119,164
Reliance Industries Ltd.	8,171	118,186
Rosneft PJSC	20,389	108,169
Ultrapar Participacoes SA, ADR	5,810	117,885
		587,145
Paper & Forest Products — 1.5%
Mondi Ltd.	6,135	123,454
Personal Products — 2.9%
AMOREPACIFIC Group	1,019	112,443
Hengan International Group Co. Ltd.	15,487	121,895
		234,338
Real Estate Management & Development — 6.1%
Ayala Land, Inc.	173,535	114,806
China Overseas Land & Investment Ltd.	41,743	120,550
China Vanke Co. Ltd., Class H	41,838	128,375
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B (a)	79,720	123,965
		487,696
Semiconductors & Semiconductor Equipment — 1.5%
Vanguard International Semiconductor Corp.	65,552	123,605
Specialty Retail — 3.1%
Mr Price Group Ltd.	12,306	126,797
Truworths International Ltd.	25,002	124,606
		251,403
Technology Hardware, Storage & Peripherals — 2.9%
Foxconn Technology Co. Ltd.	45,376	119,017
Micro-Star International Co. Ltd.	43,302	115,479
		234,496
Textiles, Apparel & Luxury Goods — 1.6%
Eclat Textile Co. Ltd.	12,067	124,937
Investments	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance — 3.1%
Housing Development Finance Corp. Ltd.	6,456	$119,134
LIC Housing Finance Ltd.	15,564	128,334
		247,468
Tobacco — 1.5%
ITC Ltd.	35,412	120,284
Total Common Stocks (Cost $7,857,981)		7,960,225
	Principal Amount
Short-Term Investment — 0.7%
Repurchase Agreement (b) — 0.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $58,097 (Cost $58,097)	$58,097	58,097
Total Investments — 100.3% (Cost $7,916,078)		8,018,322
Liabilities less other assets — (0.3%)		(20,018)
Net Assets — 100.0%		$7,998,304

*  Non-income producing security.

(a)  Security fair valued as of 11/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 11/30/2016 amounted to $123,965, which represents approximately 1.55% of net assets of the Fund.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

PJSC  Public Joint Stock Company

Preference  A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$354,931
Aggregate gross unrealized depreciation	(281,525)
Net unrealized appreciation	$73,406
Federal income tax cost of investments	$7,944,916

See accompanying notes to the financial statements.

14 :: EMDV MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2016:

South Africa	19.9%
India	18.3%
China	17.9%
South Korea	10.6%
Taiwan	7.6%
Mexico	4.7%
Colombia	4.4%
Indonesia	4.3%
Philippines	3.0%
Russia	2.9%
Thailand	1.6%
Qatar	1.5%
Brazil	1.5%
Turkey	1.4%
Other[1]	0.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF EMDV :: 15

Investments	Shares	Value
Exchange Traded Funds — 99.9%
ProShares DJ Brookfield Global Infrastructure ETF (a)	86,898	$3,346,876
ProShares Global Listed Private Equity ETF (a)	78,421	3,003,524
ProShares Hedge Replication ETF (a)	72,999	3,116,692
ProShares Inflation Expectations ETF (a)	47,426	1,383,891
ProShares Managed Futures Strategy ETF*(a)	63,138	2,582,029
ProShares Merger ETF (a)	70,267	2,507,127
ProShares RAFI Long/Short (a)	69,394	2,772,984
Total Exchange Traded Funds (Cost $18,935,916)		18,713,123
	Principal Amount
Short-Term Investment — 0.4%
Repurchase Agreement (b) — 0.4%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $68,185 (Cost $68,185)	$68,185	68,185
Total Investments (Cost $19,004,101) — 100.3%		18,781,308
Liabilities less other assets — (0.3%)		(60,128)
Net Assets — 100.0%		$18,721,180

*  Non-income producing security.

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$153,611
Aggregate gross unrealized depreciation	(393,314)
Net unrealized depreciation	$(239,703)
Federal income tax cost of investments	$19,021,011

Investment in a company which was affiliated for the period ending November 30, 2016, was as follows:

Security	Value May 31, 2016	Purchases at Cost	Sales at Cost	Value November 30, 2016	Dividend Income	Net Realized Gain/(Loss)
ProShares DJ Brookfield Global Infrastructure ETF	$1,276,631	$2,715,185	$500,885	$3,346,876	$42,720	$20,964
ProShares Global Listed Private Equity ETF	2,826,080	1,482,003	1,280,309	3,003,524	87,710	(62,159)
ProShares Hedge Replication ETF	3,388,416	554,709	878,313	3,116,692	—	5,575
ProShares Inflation Expectations ETF	475,818	987,800	136,532	1,383,891	6,011	717
ProShares Managed Futures Strategy ETF	4,383,853	537,927	2,435,208	2,582,029	—	32,454
ProShares Merger ETF	5,275,804	423,529	3,068,054	2,507,127	8,489	(60,018)
ProShares RAFI Long/Short	4,198,051	622,161	2,086,596	2,772,984	21,536	(64,691)
	$21,824,653	$7,323,314	$10,385,897	$18,713,123	$166,466	$(127,158)

Further information about each affiliated Underlying Fund may be found herein.

See accompanying notes to the financial statements.

16 :: ALTS MORNINGSTAR ALTERNATIVES SOLUTION ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 82.9%
Construction & Engineering — 1.3%
Ferrovial SA	22,075	$391,301
Obrascon Huarte Lain SA	5,144	14,028
		405,329
Diversified Telecommunication Services — 1.8%
Cellnex Telecom SA (a)	6,293	88,173
Ei Towers SpA*	695	31,615
Infrastrutture Wireless Italiane SpA (a)	9,927	42,105
SBA Communications Corp., Class A*	4,024	398,215
		560,108
Electric Utilities — 9.2%
AusNet Services	70,010	76,773
Elia System Operator SA/NV	1,217	60,087
Eversource Energy	10,240	528,589
Fortis, Inc.	16,617	495,306
Hydro One Ltd. (a)	6,856	117,797
PG&E Corp.	16,130	948,444
Red Electrica Corp. SA	17,948	319,573
Spark Infrastructure Group	69,215	115,001
Terna Rete Elettrica Nazionale SpA	58,078	251,879
		2,913,449
Equity Real Estate Investment Trusts (REITs) — 7.5%
American Tower Corp.	13,768	1,408,053
Crown Castle International Corp.	11,635	971,057
		2,379,110
Gas Utilities — 7.5%
APA Group	38,158	224,577
Atmos Energy Corp.	2,769	196,931
China Gas Holdings Ltd.	78,657	104,044
China Resources Gas Group Ltd.	27,851	82,585
Enagas SA	7,767	191,391
ENN Energy Holdings Ltd.	25,822	118,848
Hong Kong & China Gas Co. Ltd.	252,576	470,212
Italgas SpA*	16,515	59,092
New Jersey Resources Corp.	2,274	78,339
Northwest Natural Gas Co.	739	42,345
ONE Gas, Inc.	1,379	82,754
Southwest Gas Corp.	1,253	92,885
Spire, Inc.	1,206	77,835
Toho Gas Co. Ltd.	17,435	138,072
Tokyo Gas Co. Ltd.	69,395	302,498
Towngas China Co. Ltd.*	35,113	18,198
WGL Holdings, Inc.	1,357	98,464
		2,379,070
Investments	Shares	Value
Common Stocks (continued)
Industrial Conglomerates — 0.2%
Beijing Enterprises Holdings Ltd.	16,347	$75,449
Media — 1.5%
Eutelsat Communications SA	7,089	127,613
SES SA, FDR	15,900	343,689
		471,302
Multi-Utilities — 12.7%
ACEA SpA	1,850	19,960
CenterPoint Energy, Inc.	13,904	331,749
Consolidated Edison, Inc.	9,850	687,235
DUET Group	101,117	177,714
National Grid plc	162,468	1,856,353
NiSource, Inc.	8,589	188,443
NorthWestern Corp.	1,552	87,067
Sempra Energy	6,645	663,171
		4,011,692
Oil, Gas & Consumable Fuels — 24.1%
Cheniere Energy, Inc.*	6,269	256,151
Enbridge Energy Management LLC*	1,901	47,487
Enbridge Income Fund Holdings, Inc.	3,373	85,750
Enbridge, Inc.	31,991	1,345,561
EnLink Midstream LLC	1,577	28,859
Inter Pipeline Ltd.	12,309	250,249
Keyera Corp.	6,293	180,878
Kinder Morgan, Inc.	51,184	1,136,285
Koninklijke Vopak NV	2,266	105,911
ONEOK, Inc.	5,597	307,443
Pembina Pipeline Corp.	13,381	393,172
Plains GP Holdings LP, Class A	2,488	87,478
SemGroup Corp., Class A	1,509	54,399
Snam SpA	82,525	319,594
Spectra Energy Corp.	18,693	765,478
Tallgrass Energy GP LP	1,265	30,613
Targa Resources Corp.	4,792	255,366
TransCanada Corp.	29,350	1,318,161
Veresen, Inc.	10,584	97,228
Williams Cos., Inc. (The)	18,169	557,788
		7,623,851
Transportation Infrastructure — 11.6%
Abertis Infraestructuras SA	24,229	323,685
Aena SA (a)	3,047	403,993
Aeroports de Paris	1,344	132,202
Atlantia SpA	19,500	433,182
Auckland International Airport Ltd.	38,601	168,261
Beijing Capital International Airport Co. Ltd., Class H	59,066	58,255

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF TOLZ :: 17

Investments	Shares	Value
Common Stocks (continued)
China Merchants Port Holdings Co. Ltd.	30,295	$76,084
Flughafen Zuerich AG (Registered)	774	133,225
Fraport AG Frankfurt Airport Services Worldwide	1,527	88,688
Groupe Eurotunnel SE (Registered)	22,858	201,076
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,488	56,068
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,539	131,015
Grupo Aeroportuario del Sureste SAB de CV, ADR	831	119,972
Hutchison Port Holdings Trust, Class U	216,196	90,802
Japan Airport Terminal Co. Ltd.	2,830	105,255
Jiangsu Expressway Co. Ltd., Class H	50,535	67,367
Macquarie Atlas Roads Group	18,622	64,632
Shenzhen Expressway Co. Ltd., Class H	28,822	27,683
Societa Iniziative Autostradali e Servizi SpA	2,801	22,784
Sydney Airport	45,547	211,223
Transurban Group	84,597	658,441
Westshore Terminals Investment Corp.	2,301	47,431
Zhejiang Expressway Co. Ltd., Class H	59,295	63,373
		3,684,697
Water Utilities — 5.5%
American States Water Co.	1,172	49,693
American Water Works Co., Inc.	5,744	416,268
Aqua America, Inc.	5,707	169,669
Beijing Enterprises Water Group Ltd.	200,607	145,092
California Water Service Group	1,539	53,172
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	14,063	123,754
Pennon Group plc	17,099	175,005
Severn Trent plc	9,882	270,409
SJW Group	506	27,157
United Utilities Group plc	28,274	312,374
		1,742,593
Total Common Stocks (Cost $27,411,430)		26,246,650
Master Limited Partnerships — 16.3%
Electric Utilities — 0.4%
Brookfield Infrastructure Partners LP	4,065	128,048
Investments	Shares	Value
Master Limited Partnerships (continued)
Oil, Gas & Consumable Fuels — 15.9%
Antero Midstream Partners LP	1,773	$49,945
Boardwalk Pipeline Partners LP	3,304	56,730
Buckeye Partners LP	3,701	238,122
Cheniere Energy Partners LP	1,190	34,950
Columbia Pipeline Partners LP	1,437	24,645
Cone Midstream Partners LP	534	11,908
Crestwood Equity Partners LP	1,264	28,314
DCP Midstream Partners LP	2,473	85,640
Dominion Midstream Partners LP	883	22,605
Enbridge Energy Partners LP	5,706	140,938
Energy Transfer Equity LP	21,955	373,894
Energy Transfer Partners LP	13,927	489,116
EnLink Midstream Partners LP	3,838	67,242
Enterprise Products Partners LP	37,415	970,171
EQT GP Holdings LP	702	17,339
EQT Midstream Partners LP	1,540	112,774
Genesis Energy LP	2,631	91,927
Holly Energy Partners LP	956	30,841
Magellan Midstream Partners LP	6,059	419,586
MPLX LP	6,712	220,489
NuStar Energy LP	1,707	81,492
NuStar GP Holdings LLC	915	23,241
ONEOK Partners LP	4,540	189,772
Phillips 66 Partners LP	1,152	51,990
Plains All American Pipeline LP	10,580	348,611
Rice Midstream Partners LP	1,918	41,333
Spectra Energy Partners LP	1,606	68,239
Summit Midstream Partners LP	1,057	23,730
Sunoco Logistics Partners LP	6,402	151,663
TC PipeLines LP	1,281	68,085
Tesoro Logistics LP	1,753	82,619
Valero Energy Partners LP	585	23,646
Western Gas Equity Partners LP	1,041	44,700
Western Gas Partners LP	1,734	98,959
Williams Partners LP	6,612	241,338
		5,026,594
Total Master Limited Partnerships (Cost $5,343,215)		5,154,642
Closed End Funds — 0.6%
Capital Markets — 0.6%
3i Infrastructure plc	31,260	72,202
HICL Infrastructure Co. Ltd.	57,134	114,020
Total Closed End Funds (Cost $208,889)		186,222

See accompanying notes to the financial statements.

18 :: TOLZ DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investment — 0.0% (b)
Repurchase Agreement (c) — 0.0% (b)
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $1,373 (Cost $1,373)	$1,373	$1,373
Total Investments (Cost $32,964,907) — 99.8%		31,588,887
Other assets less liabilities — 0.2%		68,122
Net Assets — 100.0%		$31,657,009

*  Non-income producing security.

(a)  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 11/30/2016 amounts to $652,068, which represents approximately 2.06% of net assets of the Fund.

(b)  Represents less than 0.05% of net assets.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

FDR  Fiduciary Depositary Receipt

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,412,642
Aggregate gross unrealized depreciation	(2,992,158)
Net unrealized depreciation	$(1,579,516)
Federal income tax cost of investments	$33,168,403

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of November 30, 2016:

United States	51.2%
Canada	14.1%
United Kingdom	8.9%
Spain	5.5%
Australia	4.8%
Italy	3.7%
China	2.1%
Hong Kong	2.0%
Japan	1.7%
France	1.5%
Luxembourg	1.1%
Mexico	0.8%
New Zealand	0.5%
Switzerland	0.4%
Brazil	0.4%
Netherlands	0.3%
Singapore	0.3%
Germany	0.3%
Belgium	0.2%
Other[1]	0.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF TOLZ :: 19

Investments	Shares	Value
Common Stocks — 90.9%
Capital Markets — 67.8%
3i Group plc	114,357	$985,845
Altamir	5,101	63,956
American Capital Ltd.*	38,695	670,584
Apollo Investment Corp.	41,170	253,607
Ares Capital Corp.	57,891	928,572
AURELIUS Equity Opportunities SE & Co. KGaA	4,446	256,338
BlackRock Capital Investment Corp.	13,626	100,969
Brait SE*	54,739	331,098
Fifth Street Finance Corp.	23,669	127,103
Gimv NV	3,572	190,993
Golub Capital BDC, Inc.	10,289	189,832
Hercules Capital, Inc.	13,847	189,150
Intermediate Capital Group plc	51,655	438,196
IP Group plc*	83,933	146,184
Main Street Capital Corp.	9,493	345,735
New Mountain Finance Corp.	10,426	148,049
PennantPark Investment Corp.	13,408	99,755
Prospect Capital Corp.	51,762	416,684
Ratos AB, Class B	28,179	116,440
Solar Capital Ltd.	7,644	154,791
TCP Capital Corp.	9,688	163,630
Triangle Capital Corp.	7,309	139,675
		6,457,186
Diversified Financial Services — 21.3%
Eurazeo SA	7,411	402,153
Onex Corp.	14,634	1,027,093
Wendel SA	5,162	597,427
		2,026,673
Internet Software & Services — 1.8%
Rocket Internet SE*(a)	9,379	178,230
Total Common Stocks (Cost $9,024,297)		8,662,089
Closed End Funds — 7.0%
Capital Markets — 7.0%
Electra Private Equity plc	7,586	436,899
HBM Healthcare Investments AG Class A*	1,150	113,450
HgCapital Trust plc	6,313	115,244
Total Closed End Funds (Cost $587,430)		665,593
Investments	Shares	Value
Master Limited Partnership — 1.7%
Diversified Financial Services — 1.7%
Compass Diversified Holdings (Cost $135,211)	8,661	$163,260
	Principal Amount
Short-Term Investment — 0.4%
Repurchase Agreement (b) — 0.4%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $36,437 (Cost $36,437)	$36,437	36,437
Total Investments (Cost $9,783,375) — 100.0%		9,527,379
Liabilities less other assets — 0.0% (c)		(2,081)
Net Assets — 100.0%		$9,525,298

*  Non-income producing security.

(a)  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 11/30/2016 amounts to $178,230, which represents approximately 1.87% of net assets of the Fund.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  Represents less than 0.05% of net assets.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$640,160
Aggregate gross unrealized depreciation	(929,712)
Net unrealized depreciation	$(289,552)
Federal income tax cost of investments	$9,816,931

See accompanying notes to the financial statements.

20 :: PEX GLOBAL LISTED PRIVATE EQUITY ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of November 30, 2016:

United States	42.9%
United Kingdom	22.3%
France	11.2%
Canada	10.8%
Germany	4.5%
South Africa	3.5%
Belgium	2.0%
Sweden	1.2%
Switzerland	1.2%
Other[1]	0.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: GLOBAL LISTED PRIVATE EQUITY ETF PEX :: 21

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 94.5%
AbbVie, Inc. (Biotechnology)	0.6%	53,474	$3,251,219
Air Products & Chemicals, Inc. (Chemicals)	0.4%	14,627	2,113,016
Alphabet, Inc., Class A* (Internet Software & Services)	1.2%	7,606	5,901,343
Alphabet, Inc., Class C* (Internet Software & Services)	1.1%	7,662	5,808,102
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	0.9%	5,851	4,391,585
Amgen, Inc. (Biotechnology)	0.5%	18,975	2,733,728
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.0%	91,358	10,096,886
AT&T, Inc. (Diversified Telecommunication Services)	0.7%	88,341	3,412,613
Bank of America Corp. (Banks)	1.1%	276,305	5,835,562
Becton Dickinson and Co. (Health Care Equipment & Supplies)	0.4%	12,277	2,076,041
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	0.9%	27,619	4,348,335
Charter Communications, Inc., Class A* (Media)	0.5%	9,600	2,642,976
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.1%	50,127	5,592,168
Cisco Systems, Inc. (Communications Equipment)	0.5%	86,836	2,589,449
Citigroup, Inc. (Banks)	1.0%	83,732	4,721,648
CSX Corp. (Road & Rail)	0.4%	60,616	2,170,659
CVS Health Corp. (Food & Staples Retailing)	0.6%	39,611	3,045,690
Dow Chemical Co. (The) (Chemicals)	0.4%	38,981	2,172,021
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	0.5%	26,449	2,711,552
Exelon Corp. (Electric Utilities)	0.4%	66,235	2,153,300
Express Scripts Holding Co.* (Health Care Providers & Services)	0.5%	31,598	2,397,656
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.1%	63,967	5,584,319
Facebook, Inc., Class A* (Internet Software & Services)	1.3%	57,278	6,782,861
Ford Motor Co. (Automobiles)	0.4%	182,144	2,178,442
General Electric Co. (Industrial Conglomerates)	0.8%	126,499	3,891,109
General Motors Co. (Automobiles)	0.5%	72,189	2,492,686
Gilead Sciences, Inc. (Biotechnology)	0.6%	40,957	3,018,531
Halliburton Co. (Energy Equipment & Services)	0.5%	46,616	2,474,843
Honeywell International, Inc. (Industrial Conglomerates)	0.6%	27,662	3,151,808
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Intercontinental Exchange, Inc. (Capital Markets)	0.4%	37,028	$2,051,351
Intuit, Inc. (Software)	0.4%	17,917	2,036,805
Johnson & Johnson (Pharmaceuticals)	0.9%	41,060	4,569,978
JPMorgan Chase & Co. (Banks)	0.8%	51,289	4,111,839
Kraft Heinz Co. (The) (Food Products)	0.5%	27,742	2,265,134
Lockheed Martin Corp. (Aerospace & Defense)	0.6%	10,577	2,805,549
Microsoft Corp. (Software)	1.5%	128,610	7,750,039
Morgan Stanley (Capital Markets)	0.6%	66,984	2,770,458
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	0.5%	37,044	2,643,460
Pfizer, Inc. (Pharmaceuticals)	0.7%	115,761	3,720,559
Phillips 66 (Oil, Gas & Consumable Fuels)	0.4%	25,327	2,104,167
Praxair, Inc. (Chemicals)	0.4%	17,444	2,098,513
Procter & Gamble Co. (The) (Household Products)	0.6%	35,203	2,902,839
Prudential Financial, Inc. (Insurance)	0.5%	23,416	2,355,650
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	37,797	2,575,110
Target Corp. (Multiline Retail)	0.5%	29,906	2,309,939
Twenty-First Century Fox, Inc., Class A (Media)	0.4%	74,365	2,090,400
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.6%	65,939	3,290,356
Waste Management, Inc. (Commercial Services & Supplies)	0.4%	29,822	2,073,225
Wells Fargo & Co. (Banks)	0.6%	60,160	3,183,667
Other Common Stocks	61.2%	6,843,207	312,168,052
Total Common Stocks (Cost $450,615,398)			481,617,238
		Principal Amount
Short-Term Investment (a) — 4.4%
Repurchase Agreement (b) — 4.4%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $22,592,680 (Cost $22,592,515)		$22,592,515	22,592,515
Total Investments (Cost $473,207,913) — 98.9%			504,209,753
Other assets less liabilities — 1.1%			5,726,403
Net Assets — 100.0%			$509,936,156

See accompanying notes to the financial statements.

22 :: CSM LARGE CAP CORE PLUS :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $62,227,980.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,390,359
Aggregate gross unrealized depreciation	(12,283,889)
Net unrealized appreciation	$30,106,470
Federal income tax cost of investments	$474,103,283

Swap Agreements1

Large Cap Core Plus had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(155,231,055)	11/06/17	Goldman Sachs International	(0.56)%	Credit Suisse 130/30 Large Cap Index (short portion)	$(4,598,558)	$3,425,918	$1,172,640	$—
(259,638)	11/06/18	Societe Generale	(0.54)%	Credit Suisse 130/30 Large Cap Index (short portion)	(11,487)
174,501,129	12/06/17	Societe Generale	0.54%	Credit Suisse 130/30 Large Cap Index (long portion)	7,381,971
174,241,491					7,370,484	—	(7,370,484)	—
(234,948)	01/08/18	UBS AG	(0.54)%	Credit Suisse 130/30 Large Cap Index (short portion)	(9,513)
9,379,990	11/06/17	UBS AG	0.89%	Credit Suisse 130/30 Large Cap Index (long portion)	751,415
9,145,042					741,902	—	(570,000)	171,902
$28,155,478					$3,513,828

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: LARGE CAP CORE PLUS CSM :: 23

Large Cap Core Plus invested, as a percentage of net assets, in the following industries, as of November 30, 2016:

Aerospace & Defense	1.8%
Air Freight & Logistics	0.5%
Airlines	0.5%
Auto Components	0.3%
Automobiles	0.9%
Banks	5.7%
Beverages	1.4%
Biotechnology	2.3%
Building Products	0.6%
Capital Markets	2.7%
Chemicals	2.4%
Commercial Services & Supplies	0.9%
Communications Equipment	1.4%
Construction & Engineering	0.3%
Construction Materials	0.6%
Consumer Finance	0.2%
Containers & Packaging	1.1%
Distributors	0.6%
Diversified Consumer Services	0.1%
Diversified Financial Services	1.2%
Diversified Telecommunication Services	2.1%
Electric Utilities	2.1%
Electrical Equipment	0.3%
Electronic Equipment, Instruments & Components	0.0%*
Energy Equipment & Services	0.7%
Equity Real Estate Investment Trusts (REITs)	4.3%
Food & Staples Retailing	1.7%
Food Products	2.5%
Health Care Equipment & Supplies	2.0%
Health Care Providers & Services	2.9%
Health Care Technology	0.3%
Hotels, Restaurants & Leisure	1.7%
Household Durables	1.4%
Household Products	1.1%
Independent Power and Renewable Electricity Producers	0.0%*
Industrial Conglomerates	1.5%
Insurance	3.8%
Internet & Direct Marketing Retail	1.2%
Internet Software & Services	4.2%
IT Services	2.3%
Life Sciences Tools & Services	0.8%
Machinery	1.2%
Media	3.3%
Metals & Mining	0.1%
Multiline Retail	0.8%
Multi-Utilities	2.0%
Oil, Gas & Consumable Fuels	6.3%
Personal Products	0.3%
Pharmaceuticals	3.1%
Professional Services	0.6%
Road & Rail	0.8%
Semiconductors & Semiconductor Equipment	2.8%

See accompanying notes to the financial statements.

24 :: CSM LARGE CAP CORE PLUS :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Software	3.5%
Specialty Retail	2.5%
Technology Hardware, Storage & Peripherals	2.7%
Textiles, Apparel & Luxury Goods	0.8%
Tobacco	0.8%
Trading Companies & Distributors	0.2%
Water Utilities	0.3%
Other[1]	5.5%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: LARGE CAP CORE PLUS CSM :: 25

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.6%
3M Co. (Industrial Conglomerates)	0.6%	311	$53,411
AbbVie, Inc. (Biotechnology)	0.6%	837	50,890
Alphabet, Inc., Class A* (Internet Software & Services)	1.3%	151	117,158
Alphabet, Inc., Class C* (Internet Software & Services)	1.3%	152	115,222
Altria Group, Inc. (Tobacco)	0.7%	1,004	64,186
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1.7%	202	151,615
Amgen, Inc. (Biotechnology)	0.6%	384	55,323
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3.4%	2,768	305,919
AT&T, Inc. (Diversified Telecommunication Services)	1.3%	3,161	122,109
Bank of America Corp. (Banks)	1.2%	5,243	110,732
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.7%	975	153,504
Boeing Co. (The) (Aerospace & Defense)	0.5%	298	44,867
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.5%	858	48,425
Celgene Corp.* (Biotechnology)	0.5%	398	47,167
Cisco Systems, Inc. (Communications Equipment)	0.8%	2,584	77,055
Citigroup, Inc. (Banks)	0.9%	1,493	84,190
Coca-Cola Co. (The) (Beverages)	0.9%	1,996	80,539
Comcast Corp., Class A (Media)	0.9%	1,234	85,775
CVS Health Corp. (Food & Staples Retailing)	0.4%	548	42,136
Facebook, Inc., Class A* (Internet Software & Services)	1.6%	1,193	141,275
General Electric Co. (Industrial Conglomerates)	1.6%	4,604	141,619
Gilead Sciences, Inc. (Biotechnology)	0.5%	678	49,969
Goldman Sachs Group, Inc. (The) (Capital Markets)	0.5%	194	42,542
Home Depot, Inc. (The) (Specialty Retail)	0.9%	635	82,169
Honeywell International, Inc. (Industrial Conglomerates)	0.5%	391	44,551
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.9%	2,431	84,356
International Business Machines Corp. (IT Services)	0.8%	447	72,512
Johnson & Johnson (Pharmaceuticals)	1.7%	1,406	156,488
JPMorgan Chase & Co. (Banks)	1.6%	1,856	148,795
Mastercard, Inc., Class A (IT Services)	0.6%	493	50,385
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.6%	438	$52,240
Medtronic plc (Health Care Equipment & Supplies)	0.6%	710	51,837
Merck & Co., Inc. (Pharmaceuticals)	1.0%	1,421	86,951
Microsoft Corp. (Software)	2.7%	4,003	241,221
Oracle Corp. (Software)	0.7%	1,546	62,134
PepsiCo, Inc. (Beverages)	0.8%	739	73,974
Pfizer, Inc. (Pharmaceuticals)	1.1%	3,116	100,148
Philip Morris International, Inc. (Tobacco)	0.8%	797	70,359
Procter & Gamble Co. (The) (Household Products)	1.2%	1,371	113,053
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.6%	757	51,574
Starbucks Corp. (Hotels, Restaurants & Leisure)	0.5%	753	43,651
Union Pacific Corp. (Road & Rail)	0.5%	428	43,369
United Technologies Corp. (Aerospace & Defense)	0.5%	400	43,088
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.8%	489	77,418
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.2%	2,094	104,491
Visa, Inc., Class A (IT Services)	0.8%	969	74,923
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.6%	779	54,865
Walt Disney Co. (The) (Media)	0.8%	760	75,331
Wells Fargo & Co. (Banks)	1.4%	2,333	123,462
Other Common Stocks	51.4%	77,453	4,654,170
Total Common Stocks (Cost $8,718,913)			9,023,143
		Principal Amount
Short-Term Investment — 0.2%
Repurchase Agreement (a) — 0.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $18,590 (Cost $18,590)		$18,590	18,590
Total Investments (Cost $8,737,503) — 99.8%			9,041,733
Other assets less liabilities — 0.2%			17,431
Net Assets — 100.0%			$9,059,164

See accompanying notes to the financial statements.

26 :: SPXE S&P 500® EX-ENERGY ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$559,787
Aggregate gross unrealized depreciation	(257,743)
Net unrealized appreciation	$302,044
Federal income tax cost of investments	$8,739,689

S&P 500® Ex-Energy ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2016:

Aerospace & Defense	2.5%
Air Freight & Logistics	0.8%
Airlines	0.7%
Auto Components	0.2%
Automobiles	0.6%
Banks	7.0%
Beverages	2.2%
Biotechnology	3.0%
Building Products	0.1%
Capital Markets	3.1%
Chemicals	2.3%
Commercial Services & Supplies	0.6%
Communications Equipment	1.1%
Construction & Engineering	0.1%
Construction Materials	0.2%
Consumer Finance	0.9%
Containers & Packaging	0.4%
Distributors	0.1%
Diversified Consumer Services	0.0%*
Diversified Financial Services	1.7%
Diversified Telecommunication Services	2.7%
Electric Utilities	2.1%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	0.4%
Equity Real Estate Investment Trusts (REITs)	2.9%
Food & Staples Retailing	2.2%
Food Products	1.7%
Health Care Equipment & Supplies	2.6%
Health Care Providers & Services	2.9%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	1.7%
Household Durables	0.5%
Household Products	2.0%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	2.8%
Insurance	3.0%
Internet & Direct Marketing Retail	2.5%
Internet Software & Services	4.6%
IT Services	4.0%
Leisure Products	0.1%
Life Sciences Tools & Services	0.7%
Machinery	1.6%
See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: S&P 500® EX-ENERGY ETF SPXE :: 27

Media	3.3%
Metals & Mining	0.3%
Multiline Retail	0.7%
Multi-Utilities	1.1%
Personal Products	0.1%
Pharmaceuticals	5.5%
Professional Services	0.3%
Real Estate Management & Development	0.1%
Road & Rail	1.0%
Semiconductors & Semiconductor Equipment	3.6%
Software	4.7%
Specialty Retail	2.7%
Technology Hardware, Storage & Peripherals	4.0%
Textiles, Apparel & Luxury Goods	0.8%
Tobacco	1.7%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Other[1]	0.4%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

28 :: SPXE S&P 500® EX-ENERGY ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.5%
3M Co. (Industrial Conglomerates)	0.7%	43	$7,385
AbbVie, Inc. (Biotechnology)	0.6%	115	6,992
Allergan plc* (Pharmaceuticals)	0.5%	28	5,440
Alphabet, Inc., Class A* (Internet Software & Services)	1.5%	21	16,293
Alphabet, Inc., Class C* (Internet Software & Services)	1.4%	21	15,919
Altria Group, Inc. (Tobacco)	0.8%	138	8,822
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1.9%	28	21,016
Amgen, Inc. (Biotechnology)	0.7%	53	7,636
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3.8%	382	42,220
AT&T, Inc. (Diversified Telecommunication Services)	1.5%	436	16,843
Boeing Co. (The) (Aerospace & Defense)	0.6%	41	6,173
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.6%	118	6,660
Celgene Corp.* (Biotechnology)	0.6%	55	6,518
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.3%	134	14,949
Cisco Systems, Inc. (Communications Equipment)	1.0%	356	10,616
Coca-Cola Co. (The) (Beverages)	1.0%	275	11,096
Comcast Corp., Class A (Media)	1.1%	170	11,817
CVS Health Corp. (Food & Staples Retailing)	0.5%	76	5,844
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2.3%	294	25,666
Facebook, Inc., Class A* (Internet Software & Services)	1.7%	165	19,539
General Electric Co. (Industrial Conglomerates)	1.7%	635	19,533
Gilead Sciences, Inc. (Biotechnology)	1.0%	158	11,645
Home Depot, Inc. (The) (Specialty Retail)	1.0%	88	11,387
Honeywell International, Inc. (Industrial Conglomerates)	0.6%	54	6,153
Intel Corp. (Semiconductors & Semiconductor Equipment)	1.0%	335	11,624
International Business Machines Corp. (IT Services)	0.9%	62	10,058
Johnson & Johnson (Pharmaceuticals)	1.9%	194	21,592
Mastercard, Inc., Class A (IT Services)	0.6%	68	6,950
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.6%	60	7,156
Medtronic plc (Health Care Equipment & Supplies)	0.6%	98	7,155
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Merck & Co., Inc. (Pharmaceuticals)	1.1%	196	$11,993
Microsoft Corp. (Software)	3.0%	552	33,264
Oracle Corp. (Software)	0.8%	213	8,560
PepsiCo, Inc. (Beverages)	0.9%	102	10,210
Pfizer, Inc. (Pharmaceuticals)	1.2%	430	13,820
Philip Morris International, Inc. (Tobacco)	0.9%	110	9,711
Priceline Group, Inc. (The)* (Internet & Direct Marketing Retail)	0.5%	4	6,015
Procter & Gamble Co. (The) (Household Products)	1.4%	189	15,585
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.6%	104	7,086
Schlumberger Ltd. (Energy Equipment & Services)	0.7%	99	8,321
Starbucks Corp. (Hotels, Restaurants & Leisure)	0.5%	104	6,029
Union Pacific Corp. (Road & Rail)	0.5%	59	5,978
United Parcel Service, Inc., Class B (Air Freight & Logistics)	0.5%	49	5,680
United Technologies Corp. (Aerospace & Defense)	0.5%	55	5,925
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.0%	67	10,607
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.3%	289	14,421
Visa, Inc., Class A (IT Services)	0.9%	134	10,361
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.7%	107	7,536
Walt Disney Co. (The) (Media)	0.9%	105	10,408
Other Common Stocks	47.6%	9,170	533,507
Total Common Stocks (Cost $1,135,528)			1,115,714
		Principal Amount
Short-Term Investment — 0.2%
Repurchase Agreement (a) — 0.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $1,948 (Cost $1,948)		$1,948	1,948
Total Investments (Cost $1,137,476) — 99.7%			1,117,662
Other assets less liabilities — 0.3%			3,820
Net Assets — 100.0%			$1,121,482

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: S&P 500® EX-FINANCIALS ETF SPXN :: 29

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,187
Aggregate gross unrealized depreciation	(57,581)
Net unrealized depreciation	$(20,394)
Federal income tax cost of investments	$1,138,056

S&P 500® Ex-Financials ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2016:

Aerospace & Defense	2.7%
Air Freight & Logistics	0.9%
Airlines	0.8%
Auto Components	0.2%
Automobiles	0.7%
Beverages	2.5%
Biotechnology	3.7%
Building Products	0.2%
Chemicals	2.5%
Commercial Services & Supplies	0.6%
Communications Equipment	1.2%
Construction & Engineering	0.1%
Construction Materials	0.2%
Containers & Packaging	0.4%
Distributors	0.2%
Diversified Consumer Services	0.0%*
Diversified Telecommunication Services	3.0%
Electric Utilities	2.3%
Electrical Equipment	0.7%
Electronic Equipment, Instruments & Components	0.5%
Energy Equipment & Services	1.4%
Food & Staples Retailing	2.5%
Food Products	1.9%
Health Care Equipment & Supplies	3.0%
Health Care Providers & Services	3.2%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	1.9%
Household Durables	0.6%
Household Products	2.2%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	3.1%
Internet & Direct Marketing Retail	2.9%
Internet Software & Services	5.1%
IT Services	4.5%
Leisure Products	0.1%
Life Sciences Tools & Services	0.7%
Machinery	1.8%
Media	3.7%
Metals & Mining	0.4%
Multiline Retail	0.7%
Multi-Utilities	1.2%
Oil, Gas & Consumable Fuels	7.6%

See accompanying notes to the financial statements.

30 :: SPXN S&P 500® EX-FINANCIALS ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Personal Products	0.2%
Pharmaceuticals	6.1%
Professional Services	0.3%
Road & Rail	1.1%
Semiconductors & Semiconductor Equipment	4.0%
Software	5.2%
Specialty Retail	3.0%
Technology Hardware, Storage & Peripherals	4.4%
Textiles, Apparel & Luxury Goods	0.9%
Tobacco	1.9%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Other[1]	0.5%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: S&P 500® EX-FINANCIALS ETF SPXN :: 31

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.5%
3M Co. (Industrial Conglomerates)	0.6%	42	$7,213
Accenture plc, Class A (IT Services)	0.5%	44	5,255
Alphabet, Inc., Class A* (Internet Software & Services)	1.3%	20	15,518
Alphabet, Inc., Class C* (Internet Software & Services)	1.4%	21	15,919
Altria Group, Inc. (Tobacco)	0.8%	137	8,758
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1.8%	27	20,265
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3.6%	378	41,777
AT&T, Inc. (Diversified Telecommunication Services)	1.4%	431	16,650
Bank of America Corp. (Banks)	1.3%	715	15,101
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.8%	133	20,940
Boeing Co. (The) (Aerospace & Defense)	0.5%	41	6,173
Broadcom Ltd. (Semiconductors & Semiconductor Equipment)	0.4%	28	4,774
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.3%	132	14,726
Cisco Systems, Inc. (Communications Equipment)	0.9%	352	10,497
Citigroup, Inc. (Banks)	1.0%	203	11,447
Coca-Cola Co. (The) (Beverages)	0.9%	272	10,975
Comcast Corp., Class A (Media)	1.0%	169	11,747
CVS Health Corp. (Food & Staples Retailing)	0.5%	75	5,767
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2.2%	290	25,317
Facebook, Inc., Class A* (Internet Software & Services)	1.7%	163	19,302
General Electric Co. (Industrial Conglomerates)	1.7%	628	19,317
Goldman Sachs Group, Inc. (The) (Capital Markets)	0.5%	26	5,702
Home Depot, Inc. (The) (Specialty Retail)	1.0%	87	11,258
Honeywell International, Inc. (Industrial Conglomerates)	0.5%	53	6,039
Intel Corp. (Semiconductors & Semiconductor Equipment)	1.0%	331	11,486
International Business Machines Corp. (IT Services)	0.9%	61	9,895
JPMorgan Chase & Co. (Banks)	1.8%	253	20,283
Mastercard, Inc., Class A (IT Services)	0.6%	67	6,847
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.6%	60	7,156
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Microsoft Corp. (Software)	2.8%	545	$32,842
Oracle Corp. (Software)	0.7%	211	8,480
PepsiCo, Inc. (Beverages)	0.9%	100	10,010
Philip Morris International, Inc. (Tobacco)	0.8%	109	9,622
Procter & Gamble Co. (The) (Household Products)	1.3%	187	15,420
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.6%	103	7,017
Schlumberger Ltd. (Energy Equipment & Services)	0.7%	98	8,237
Starbucks Corp. (Hotels, Restaurants & Leisure)	0.5%	105	6,087
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	70	5,175
Time Warner, Inc. (Media)	0.4%	54	4,958
Union Pacific Corp. (Road & Rail)	0.5%	59	5,978
United Parcel Service, Inc., Class B (Air Freight & Logistics)	0.5%	49	5,680
United Technologies Corp. (Aerospace & Defense)	0.5%	54	5,817
US Bancorp (Banks)	0.5%	112	5,557
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.2%	285	14,221
Visa, Inc., Class A (IT Services)	0.9%	132	10,206
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	0.4%	60	5,084
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.6%	106	7,466
Walt Disney Co. (The) (Media)	0.9%	104	10,308
Wells Fargo & Co. (Banks)	1.5%	318	16,829
Other Common Stocks	49.4%	10,319	569,865
Total Common Stocks (Cost $1,127,207)			1,150,963
		Principal Amount
Short-Term Investment — 0.2%
Repurchase Agreement (a) — 0.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $2,068 (Cost $2,068)		$2,068	2,068
Total Investments (Cost $1,129,275) — 99.7%			1,153,031
Other assets less liabilities — 0.3%			3,679
Net Assets — 100.0%			$1,156,710

See accompanying notes to the financial statements.

32 :: SPXV S&P 500® EX-HEALTH CARE ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,127
Aggregate gross unrealized depreciation	(35,042)
Net unrealized appreciation	$23,085
Federal income tax cost of investments	$1,129,946

S&P 500® Ex-Health Care ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2016:

Aerospace & Defense	2.6%
Air Freight & Logistics	0.9%
Airlines	0.7%
Auto Components	0.2%
Automobiles	0.7%
Banks	7.5%
Beverages	2.3%
Building Products	0.2%
Capital Markets	3.3%
Chemicals	2.5%
Commercial Services & Supplies	0.6%
Communications Equipment	1.2%
Construction & Engineering	0.1%
Construction Materials	0.2%
Consumer Finance	1.0%
Containers & Packaging	0.4%
Distributors	0.1%
Diversified Consumer Services	0.0%*
Diversified Financial Services	1.9%
Diversified Telecommunication Services	2.9%
Electric Utilities	2.2%
Electrical Equipment	0.7%
Electronic Equipment, Instruments & Components	0.5%
Energy Equipment & Services	1.4%
Equity Real Estate Investment Trusts (REITs)	3.1%
Food & Staples Retailing	2.4%
Food Products	1.8%
Hotels, Restaurants & Leisure	1.8%
Household Durables	0.6%
Household Products	2.1%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	2.9%
Insurance	3.3%
Internet & Direct Marketing Retail	2.6%
Internet Software & Services	4.9%
IT Services	4.3%
Leisure Products	0.1%
Machinery	1.8%
Media	3.5%
Metals & Mining	0.3%
Multiline Retail	0.7%
Multi-Utilities	1.2%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: S&P 500® EX-HEALTH CARE ETF SPXV :: 33

Oil, Gas & Consumable Fuels	7.2%
Personal Products	0.2%
Professional Services	0.3%
Real Estate Management & Development	0.1%
Road & Rail	1.0%
Semiconductors & Semiconductor Equipment	3.8%
Software	5.1%
Specialty Retail	2.9%
Technology Hardware, Storage & Peripherals	4.3%
Textiles, Apparel & Luxury Goods	0.8%
Tobacco	1.9%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Other[1]	0.5%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

34 :: SPXV S&P 500® EX-HEALTH CARE ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.4%
3M Co. (Industrial Conglomerates)	0.7%	92	$15,800
AbbVie, Inc. (Biotechnology)	0.7%	247	15,018
Allergan plc* (Pharmaceuticals)	0.5%	60	11,658
Altria Group, Inc. (Tobacco)	0.9%	297	18,987
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.0%	60	45,034
American International Group, Inc. (Insurance)	0.4%	155	9,816
Amgen, Inc. (Biotechnology)	0.7%	114	16,424
Bank of America Corp. (Banks)	1.5%	1,551	32,757
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	2.0%	289	45,500
Boeing Co. (The) (Aerospace & Defense)	0.6%	88	13,249
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.6%	254	14,336
Celgene Corp.* (Biotechnology)	0.6%	118	13,984
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.4%	287	32,018
Citigroup, Inc. (Banks)	1.1%	441	24,868
Coca-Cola Co. (The) (Beverages)	1.1%	590	23,806
Comcast Corp., Class A (Media)	1.1%	365	25,371
Costco Wholesale Corp. (Food & Staples Retailing)	0.5%	67	10,057
CVS Health Corp. (Food & Staples Retailing)	0.6%	162	12,456
Eli Lilly & Co. (Pharmaceuticals)	0.4%	148	9,934
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2.5%	630	54,999
General Electric Co. (Industrial Conglomerates)	1.9%	1,362	41,895
Gilead Sciences, Inc. (Biotechnology)	0.7%	201	14,814
Goldman Sachs Group, Inc. (The) (Capital Markets)	0.6%	57	12,500
Home Depot, Inc. (The) (Specialty Retail)	1.1%	188	24,327
Honeywell International, Inc. (Industrial Conglomerates)	0.6%	116	13,217
Johnson & Johnson (Pharmaceuticals)	2.1%	416	46,301
JPMorgan Chase & Co. (Banks)	2.0%	549	44,013
Lockheed Martin Corp. (Aerospace & Defense)	0.5%	38	10,079
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.7%	130	15,505
Medtronic plc (Health Care Equipment & Supplies)	0.7%	210	15,332
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Merck & Co., Inc. (Pharmaceuticals)	1.2%	420	$25,700
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.5%	205	10,264
PepsiCo, Inc. (Beverages)	1.0%	219	21,922
Pfizer, Inc. (Pharmaceuticals)	1.3%	922	29,633
Philip Morris International, Inc. (Tobacco)	0.9%	236	20,834
Priceline Group, Inc. (The)* (Internet & Direct Marketing Retail)	0.5%	8	12,029
Procter & Gamble Co. (The) (Household Products)	1.5%	406	33,479
Schlumberger Ltd. (Energy Equipment & Services)	0.8%	211	17,735
Starbucks Corp. (Hotels, Restaurants & Leisure)	0.6%	223	12,927
Time Warner, Inc. (Media)	0.5%	118	10,835
Union Pacific Corp. (Road & Rail)	0.6%	127	12,869
United Parcel Service, Inc., Class B (Air Freight & Logistics)	0.5%	105	12,172
United Technologies Corp. (Aerospace & Defense)	0.6%	118	12,711
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.0%	145	22,956
US Bancorp (Banks)	0.5%	244	12,107
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	0.5%	130	11,015
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.7%	230	16,199
Walt Disney Co. (The) (Media)	1.0%	225	22,302
Wells Fargo & Co. (Banks)	1.6%	690	36,515
Other Common Stocks	52.8%	20,029	1,174,804
Total Common Stocks (Cost $2,222,563)			2,213,063
		Principal Amount
Short-Term Investment — 0.4%
Repurchase Agreement (a) — 0.4%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $7,863 (Cost $7,863)		$7,863	7,863
Total Investments (Cost $2,230,426) — 99.8%			2,220,926
Other assets less liabilities — 0.2%			5,085
Net Assets — 100.0%			$2,226,011

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: S&P 500® EX-TECHNOLOGY ETF SPXT :: 35

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,597
Aggregate gross unrealized depreciation	(115,831)
Net unrealized depreciation	$(10,234)
Federal income tax cost of investments	$2,231,160

S&P 500® Ex-Technology ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2016:

Aerospace & Defense	3.0%
Air Freight & Logistics	1.0%
Airlines	0.8%
Auto Components	0.2%
Automobiles	0.7%
Banks	8.5%
Beverages	2.7%
Biotechnology	3.7%
Building Products	0.2%
Capital Markets	3.7%
Chemicals	2.7%
Commercial Services & Supplies	0.7%
Construction & Engineering	0.1%
Construction Materials	0.2%
Consumer Finance	1.1%
Containers & Packaging	0.4%
Distributors	0.2%
Diversified Consumer Services	0.0%*
Diversified Financial Services	2.1%
Electric Utilities	2.5%
Electrical Equipment	0.7%
Energy Equipment & Services	1.5%
Equity Real Estate Investment Trusts (REITs)	3.5%
Food & Staples Retailing	2.7%
Food Products	2.0%
Health Care Equipment & Supplies	3.2%
Health Care Providers & Services	3.5%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	2.1%
Household Durables	0.6%
Household Products	2.4%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	3.3%
Insurance	3.6%
Internet & Direct Marketing Retail	3.0%
Leisure Products	0.1%
Life Sciences Tools & Services	0.8%
Machinery	2.0%
Media	4.0%
Metals & Mining	0.4%
Multiline Retail	0.8%
Multi-Utilities	1.3%

See accompanying notes to the financial statements.

36 :: SPXT S&P 500® EX-TECHNOLOGY ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Oil, Gas & Consumable Fuels	8.2%
Personal Products	0.2%
Pharmaceuticals	6.6%
Professional Services	0.4%
Real Estate Management & Development	0.1%
Road & Rail	1.2%
Specialty Retail	3.2%
Textiles, Apparel & Luxury Goods	0.9%
Tobacco	2.1%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Other[1]	0.6%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: S&P 500® EX-TECHNOLOGY ETF SPXT :: 37

	Percentage of Net Assets	Shares	Value
Common Stocks — 98.7%
ABB Ltd. (Registered)* (Electrical Equipment)	0.5%	928	$18,876
Air Liquide SA (Chemicals)	0.5%	187	19,059
Allianz SE (Registered) (Insurance)	1.0%	221	35,119
Anheuser-Busch InBev SA/NV (Beverages)	1.1%	387	40,248
AstraZeneca plc (Pharmaceuticals)	0.9%	612	31,728
AXA SA (Insurance)	0.6%	934	22,025
Banco Bilbao Vizcaya Argentaria SA (Banks)	0.5%	3,123	19,301
Banco Santander SA (Banks)	0.9%	6,985	31,958
Barclays plc (Banks)	0.6%	8,201	22,127
BASF SE (Chemicals)	1.1%	447	38,404
Bayer AG (Registered) (Pharmaceuticals)	1.1%	400	37,590
BNP Paribas SA (Banks)	0.8%	474	27,544
BP plc (Oil, Gas & Consumable Fuels)	1.5%	9,117	52,335
British American Tobacco plc (Tobacco)	1.4%	905	49,678
BT Group plc (Diversified Telecommunication Services)	0.5%	4,057	18,101
Daimler AG (Registered) (Automobiles)	0.9%	462	30,758
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	0.7%	1,558	24,568
Diageo plc (Beverages)	0.9%	1,222	30,612
GlaxoSmithKline plc (Pharmaceuticals)	1.2%	2,360	44,096
Glencore plc* (Metals & Mining)	0.5%	5,653	19,727
HSBC Holdings plc (Banks)	2.1%	9,616	76,314
Imperial Brands plc (Tobacco)	0.6%	466	19,988
Industria de Diseno Textil SA (Specialty Retail)	0.5%	513	17,564
ING Groep NV (Banks)	0.7%	1,873	25,531
Lloyds Banking Group plc (Banks)	0.6%	30,985	22,403
L'Oreal SA (Personal Products)	0.6%	117	19,988
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	0.6%	122	22,221
National Grid plc (Multi-Utilities)	0.6%	1,831	20,891
Nestle SA (Registered) (Food Products)	2.8%	1,497	100,520
Novartis AG (Registered) (Pharmaceuticals)	2.2%	1,147	79,101
Novo Nordisk A/S, Class B (Pharmaceuticals)	0.8%	894	30,337
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Prudential plc (Insurance)	0.7%	1,252	$24,222
Reckitt Benckiser Group plc (Household Products)	0.7%	305	25,772
Rio Tinto plc (Metals & Mining)	0.6%	587	21,929
Roche Holding AG (Pharmaceuticals)	2.1%	341	75,889
Royal Dutch Shell plc, Class A (Oil, Gas & Consumable Fuels)	1.5%	2,100	53,157
Royal Dutch Shell plc, Class B (Oil, Gas & Consumable Fuels)	1.3%	1,818	48,120
Sanofi (Pharmaceuticals)	1.2%	542	43,760
SAP SE (Software)	1.0%	434	36,315
Schneider Electric SE (Electrical Equipment)	0.5%	264	17,593
Shire plc (Biotechnology)	0.7%	432	25,152
Siemens AG (Registered) (Industrial Conglomerates)	1.2%	369	41,727
Telefonica SA (Diversified Telecommunication Services)	0.5%	2,161	18,000
TOTAL SA (Oil, Gas & Consumable Fuels)	1.4%	1,044	49,786
UBS Group AG (Registered) (Capital Markets)	0.8%	1,690	26,827
Unilever NV, CVA (Personal Products)	0.8%	754	30,294
Unilever plc (Personal Products)	0.6%	580	23,160
Vodafone Group plc (Wireless Telecommunication Services)	0.9%	12,894	31,237
Zurich Insurance Group AG* (Insurance)	0.5%	73	19,098
Other Common Stocks	52.4%	213,808	1,887,815
Total Common Stocks (Cost $4,117,497)			3,548,565
		Principal Amount
Short-Term Investment — 0.2%
Repurchase Agreement (a) — 0.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $8,544 (Cost $8,544)		$8,544	8,544
Total Investments (Cost $4,126,041) — 98.9%			3,557,109
Other assets less liabilities — 1.1%			39,495
Net Assets — 100.0%			$3,596,604

See accompanying notes to the financial statements.

38 :: HGEU HEDGED FTSE EUROPE ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

CVA  Dutch Certification

FDR  Fiduciary Depositary Receipt

OYJ  Public Limited Company

Preference  A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA  Limited partnership with share capital

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,195
Aggregate gross unrealized depreciation	(697,179)
Net unrealized depreciation	$(599,984)
Federal income tax cost of investments	$4,157,093

Forward Currency Contracts

Hedged FTSE Europe ETF had the following open forward currency contracts as of November 30, 2016:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)[1]
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	12/02/16	253,000	$(259,203)	$248,368	$(10,835)
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	12/02/16	507,333	(497,434)	498,045	611
U.S. Dollar vs. Danish Krone	Goldman Sachs International	12/02/16	333,000	(49,426)	47,479	(1,947)
U.S. Dollar vs. Danish Krone	Goldman Sachs International	12/02/16	669,999	(95,289)	95,528	239
U.S. Dollar vs. Euro	Goldman Sachs International	12/02/16	1,584,566	(1,676,629)	1,680,907	4,278
U.S. Dollar vs. Euro	Goldman Sachs International	12/02/16	791,000	(873,545)	839,093	(34,452)
U.S. Dollar vs. British Pound	Goldman Sachs International	12/02/16	1,322,799	(1,646,659)	1,652,705	6,046
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	12/02/16	148,000	(17,933)	17,385	(548)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	12/02/16	298,111	(34,923)	35,018	95
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	12/02/16	1,476,688	(159,706)	159,954	248
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	12/02/16	729,000	(80,779)	78,964	(1,815)
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	01/04/17	(508,000)	499,368	500,047	(679)
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	12/02/16	(753,000)	762,910	739,214	23,696
U.S. Dollar vs. Danish Krone	Goldman Sachs International	12/02/16	(1,002,000)	147,916	142,866	5,050
U.S. Dollar vs. Danish Krone	Goldman Sachs International	01/04/17	(651,000)	92,752	93,010	(258)
U.S. Dollar vs. Euro	Goldman Sachs International	01/04/17	(1,582,000)	1,677,072	1,681,487	(4,415)
U.S. Dollar vs. Euro	Goldman Sachs International	12/02/16	(2,360,300)	2,591,395	2,503,807	87,588
U.S. Dollar vs. British Pound	Goldman Sachs International	12/02/16	(2,182,000)	2,689,885	2,727,436	(37,551)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	01/04/17	(300,000)	35,150	35,247	(97)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	12/02/16	(437,000)	52,975	51,332	1,643
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	12/02/16	(2,189,000)	242,987	237,110	5,877
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	01/04/17	(1,499,000)	162,473	162,748	(275)
						$42,499[2]

1  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

2  The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $42,499. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

Hedged FTSE Europe ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2016:

Aerospace & Defense	1.7%
Air Freight & Logistics	0.5%
Airlines	0.2%
Auto Components	0.9%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: HEDGED FTSE EUROPE ETF HGEU :: 39

Automobiles	2.2%
Banks	10.7%
Beverages	2.8%
Biotechnology	1.2%
Building Products	0.7%
Capital Markets	2.4%
Chemicals	4.4%
Commercial Services & Supplies	0.4%
Communications Equipment	0.5%
Construction & Engineering	0.9%
Construction Materials	0.9%
Consumer Finance	0.1%
Containers & Packaging	0.2%
Distributors	0.0%*
Diversified Financial Services	0.7%
Diversified Telecommunication Services	3.4%
Electric Utilities	1.7%
Electrical Equipment	1.6%
Electronic Equipment, Instruments & Components	0.2%
Energy Equipment & Services	0.3%
Equity Real Estate Investment Trusts (REITs)	0.9%
Food & Staples Retailing	1.3%
Food Products	3.9%
Gas Utilities	0.2%
Health Care Equipment & Supplies	0.8%
Health Care Providers & Services	0.7%
Hotels, Restaurants & Leisure	1.2%
Household Durables	0.5%
Household Products	1.4%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	1.7%
Insurance	6.1%
Internet & Direct Marketing Retail	0.1%
Internet Software & Services	0.2%
IT Services	0.7%
Life Sciences Tools & Services	0.3%
Machinery	2.0%
Marine	0.3%
Media	1.6%
Metals & Mining	2.6%
Multiline Retail	0.2%
Multi-Utilities	1.5%
Oil, Gas & Consumable Fuels	6.9%
Paper & Forest Products	0.3%
Personal Products	2.1%
Pharmaceuticals	10.1%
Professional Services	1.4%
Real Estate Management & Development	0.6%
Road & Rail	0.1%
Semiconductors & Semiconductor Equipment	0.8%
Software	1.4%
Specialty Retail	1.2%
Textiles, Apparel & Luxury Goods	2.6%
Tobacco	2.0%

See accompanying notes to the financial statements.

40 :: HGEU HEDGED FTSE EUROPE ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Trading Companies & Distributors	0.7%
Transportation Infrastructure	0.5%
Water Utilities	0.2%
Wireless Telecommunication Services	0.9%
Other[1]	1.3%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

Hedged FTSE Europe ETF invested, as a percentage of net assets, in the following countries as of November 30, 2016:
United Kingdom	30.0%
France	15.0%
Germany	14.4%
Switzerland	13.8%
Netherlands	5.0%
Spain	4.8%
Sweden	4.5%
Italy	3.2%
Denmark	2.6%
Belgium	2.0%
Finland	1.6%
Norway	1.0%
Austria	0.3%
Ireland	0.3%
Portugal	0.2%
Other[1]	1.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: HEDGED FTSE EUROPE ETF HGEU :: 41

	Percentage of Net Assets	Shares	Value
Common Stocks — 98.2%
Astellas Pharma, Inc. (Pharmaceuticals)	0.9%	2,745	$38,051
Bridgestone Corp. (Auto Components)	0.8%	829	31,772
Canon, Inc. (Technology Hardware, Storage & Peripherals)	0.9%	1,353	38,722
Central Japan Railway Co. (Road & Rail)	0.9%	234	38,362
Dai-ichi Life Holdings, Inc. (Insurance)	0.6%	1,459	23,477
Daikin Industries Ltd. (Building Products)	0.8%	344	32,349
Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	0.6%	834	23,802
Denso Corp. (Auto Components)	0.7%	649	28,365
East Japan Railway Co. (Road & Rail)	1.0%	482	41,311
FANUC Corp. (Machinery)	1.0%	253	42,864
Fast Retailing Co. Ltd. (Specialty Retail)	0.6%	66	22,920
Fuji Heavy Industries Ltd. (Automobiles)	0.8%	792	32,286
Hitachi Ltd. (Electronic Equipment, Instruments & Components)	0.8%	5,985	32,004
Honda Motor Co. Ltd.* (Automobiles)	1.6%	2,314	67,666
Hoya Corp. (Health Care Equipment & Supplies)	0.5%	510	20,137
ITOCHU Corp. (Trading Companies & Distributors)	0.6%	1,856	25,443
Japan Tobacco, Inc. (Tobacco)	1.3%	1,548	53,608
Kao Corp. (Personal Products)	0.7%	647	29,907
KDDI Corp. (Wireless Telecommunication Services)	1.5%	2,394	63,009
Keyence Corp. (Electronic Equipment, Instruments & Components)	1.0%	59	40,507
Komatsu Ltd. (Machinery)	0.7%	1,216	28,104
Kubota Corp. (Machinery)	0.5%	1,452	22,014
Mitsubishi Corp. (Trading Companies & Distributors)	0.9%	1,778	38,565
Mitsubishi Electric Corp. (Electrical Equipment)	0.9%	2,549	35,267
Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	0.7%	1,525	30,856
Mitsubishi UFJ Financial Group, Inc. (Banks)	2.5%	17,553	103,182
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Mitsui & Co. Ltd. (Trading Companies & Distributors)	0.7%	2,198	$29,736
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	0.7%	1,224	28,901
Mizuho Financial Group, Inc. (Banks)	1.4%	32,291	57,415
MS&AD Insurance Group Holdings, Inc. (Insurance)	0.5%	659	20,526
Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	0.8%	244	33,031
Nidec Corp. (Electrical Equipment)	0.7%	313	28,129
Nintendo Co. Ltd. (Software)	0.8%	140	34,126
Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	0.5%	1,014	21,829
Nissan Motor Co. Ltd. (Automobiles)	0.6%	2,602	24,126
Nomura Holdings, Inc. (Capital Markets)	0.6%	4,407	23,747
NTT DOCOMO, Inc.* (Wireless Telecommunication Services)	1.0%	1,695	39,034
ORIX Corp. (Diversified Financial Services)	0.6%	1,692	26,454
Otsuka Holdings Co. Ltd. (Pharmaceuticals)	0.5%	545	22,227
Panasonic Corp. (Household Durables)	0.7%	2,746	28,052
Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	1.0%	1,007	39,195
Shin-Etsu Chemical Co. Ltd. (Chemicals)	1.0%	532	39,499
SMC Corp. (Machinery)	0.5%	75	21,405
SoftBank Group Corp. (Wireless Telecommunication Services)	1.6%	1,110	65,385
Sony Corp. (Household Durables)	1.1%	1,621	46,776
Sumitomo Mitsui Financial Group, Inc. (Banks)	1.5%	1,676	61,865
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1.0%	999	41,075
Tokio Marine Holdings, Inc. (Insurance)	0.9%	906	38,953
Toyota Motor Corp. (Automobiles)	5.0%	3,527	205,810
Other Common Stocks	50.7%	178,202	2,085,833
Total Common Stocks (Cost $4,190,256)			4,047,679
Total Investments (Cost $4,190,256) — 98.2%			4,047,679
Other assets less liabilities — 1.8%			75,238
Net Assets — 100.0%			$4,122,917

See accompanying notes to the financial statements.

42 :: HGJP HEDGED FTSE JAPAN ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$191,297
Aggregate gross unrealized depreciation	(342,419)
Net unrealized depreciation	$(151,122)
Federal income tax cost of investments	$4,198,801

Forward Currency Contracts

Hedged FTSE Japan ETF had the following open forward currency contracts as of November 30, 2016:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)[1]
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	12/05/16	440,344,256	$(3,858,949)	$3,864,850	$5,901
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	12/05/16	(411,610,000)	3,922,415	3,612,673	309,742
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	01/06/17	(463,800,000)	4,072,751	4,079,674	(6,923)
						$308,720[2]

1  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

2  The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $308,720. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

Hedged FTSE Japan ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2016:

Air Freight & Logistics	0.2%
Airlines	0.1%
Auto Components	3.4%
Automobiles	9.2%
Banks	8.2%
Beverages	1.3%
Biotechnology	0.1%
Building Products	1.4%
Capital Markets	1.4%
Chemicals	4.5%
Commercial Services & Supplies	1.0%
Construction & Engineering	1.2%
Construction Materials	0.2%
Consumer Finance	0.3%
Containers & Packaging	0.2%
Distributors	0.0%*
Diversified Consumer Services	0.1%
Diversified Financial Services	0.8%
Diversified Telecommunication Services	0.3%
Electric Utilities	1.3%
Electrical Equipment	1.9%
Electronic Equipment, Instruments & Components	4.7%
Food & Staples Retailing	2.0%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: HEDGED FTSE JAPAN ETF HGJP :: 43

Food Products	2.0%
Gas Utilities	0.6%
Health Care Equipment & Supplies	1.6%
Health Care Providers & Services	0.3%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	0.5%
Household Durables	3.0%
Household Products	0.5%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	0.7%
Insurance	2.9%
Internet & Direct Marketing Retail	0.4%
Internet Software & Services	0.3%
IT Services	1.0%
Leisure Products	0.9%
Machinery	5.5%
Marine	0.2%
Media	0.7%
Metals & Mining	1.5%
Multiline Retail	0.8%
Oil, Gas & Consumable Fuels	0.8%
Paper & Forest Products	0.2%
Personal Products	1.2%
Pharmaceuticals	5.4%
Professional Services	0.4%
Real Estate Management & Development	3.3%
Road & Rail	4.4%
Semiconductors & Semiconductor Equipment	0.9%
Software	1.4%
Specialty Retail	1.5%
Technology Hardware, Storage & Peripherals	2.0%
Textiles, Apparel & Luxury Goods	0.2%
Tobacco	1.3%
Trading Companies & Distributors	3.5%
Transportation Infrastructure	0.2%
Wireless Telecommunication Services	4.1%
Other[1]	1.8%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

44 :: HGJP HEDGED FTSE JAPAN ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds — 94.8%
Aerospace & Defense — 2.8%
Bombardier, Inc.
6.13%, 1/15/2023 (a)	$527,000	$454,538
7.50%, 3/15/2025 (a)	688,000	611,563
KLX, Inc.
5.88%, 12/1/2022 (a)	840,000	858,900
TransDigm, Inc.
6.00%, 7/15/2022	100,000	103,000
6.50%, 7/15/2024	498,000	516,052
		2,544,053
Air Freight & Logistics — 0.3%
XPO Logistics, Inc. 6.50%, 6/15/2022 (a)	300,000	310,875
Auto Components — 2.5%
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	953,000	973,251
Icahn Enterprises LP
6.00%, 8/1/2020	504,000	501,747
5.88%, 2/1/2022	900,000	866,250
		2,341,248
Banks — 1.1%
CIT Group, Inc.
5.25%, 3/15/2018	500,000	517,110
5.50%, 2/15/2019 (a)	508,000	536,257
		1,053,367
Chemicals — 2.7%
Ashland LLC
4.75%, 8/15/2022	409,000	420,759
Chemours Co. (The)
6.63%, 5/15/2023	500,000	493,750
Gates Global LLC
6.00%, 7/15/2022 (a)	416,000	397,280
Hexion, Inc.
6.63%, 4/15/2020	336,000	288,960
Momentive Performance Materials, Inc.
3.88%, 10/24/2021	509,000	475,915
Platform Specialty Products Corp.
6.50%, 2/1/2022 (a)	453,000	446,205
		2,522,869
Commercial Services & Supplies — 2.3%
ADT Corp. (The)
3.50%, 7/15/2022	460,000	433,550
Jaguar Holding Co. II
6.38%, 8/1/2023 (a)	400,000	412,032
Laureate Education, Inc.
9.25%, 9/1/2019 (a)	485,000	466,206
Investments	Principal Amount	Value
Corporate Bonds (continued)
Prime Security Services Borrower LLC
9.25%, 5/15/2023 (a)	$314,000	$337,550
West Corp.
5.38%, 7/15/2022 (a)	541,000	519,360
		2,168,698
Communications Equipment — 0.8%
Avaya, Inc.
10.50%, 3/1/2021 (a)	1,113,000	503,632
CommScope Technologies Finance LLC
6.00%, 6/15/2025 (a)	203,000	211,628
		715,260
Consumer Finance — 2.6%
Ally Financial, Inc.
3.60%, 5/21/2018	700,000	703,500
5.75%, 11/20/2025	578,000	572,220
Navient Corp.
5.50%, 1/15/2019	1,102,000	1,137,374
		2,413,094
Containers & Packaging — 3.4%
Ball Corp.
5.25%, 7/1/2025	891,000	927,197
Crown Americas LLC
4.50%, 1/15/2023	396,000	400,950
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	1,747,000	1,797,226
		3,125,373
Diversified Telecommunication Services — 6.0%
CCO Holdings LLC
5.75%, 2/15/2026 (a)	1,510,000	1,551,525
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	300,000	295,500
Series Y, 7.50%, 4/1/2024	500,000	516,195
Frontier Communications Corp.
10.50%, 9/15/2022	269,000	277,743
11.00%, 9/15/2025	1,362,000	1,365,405
SBA Communications Corp.
4.88%, 9/1/2024 (a)	339,000	326,711
Virgin Media Secured Finance plc
5.38%, 4/15/2021 (a)	360,000	371,250
Zayo Group LLC
6.00%, 4/1/2023	800,000	834,000
		5,538,329
Electronic Equipment, Instruments & Components — 0.5%
Zebra Technologies Corp. 7.25%, 10/15/2022	394,000	426,048
Energy Equipment & Services — 0.3%
Transocean, Inc. 9.00%, 7/15/2023 (a)	229,000	231,863

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 45

Investments	Principal Amount	Value
Corporate Bonds (continued)
Equity Real Estate Investment Trusts (REITs) — 2.7%
Equinix, Inc.
5.38%, 4/1/2023	$663,000	$680,404
5.88%, 1/15/2026	503,000	521,867
Iron Mountain, Inc.
6.00%, 10/1/2020 (a)	369,000	388,373
5.75%, 8/15/2024	624,000	633,235
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024 (a)	300,000	314,250
		2,538,129
Food & Staples Retailing — 1.1%
Rite Aid Corp. 6.13%, 4/1/2023 (a)	930,000	994,077
Food Products — 0.5%
Post Holdings, Inc. 5.00%, 8/15/2026 (a)	500,000	473,125
Health Care Equipment & Supplies — 1.3%
Hologic, Inc.
5.25%, 7/15/2022 (a)	682,000	707,575
Kinetic Concepts, Inc.
9.63%, 10/1/2021 (a)	480,000	450,000
		1,157,575
Health Care Providers & Services — 10.7%
Centene Corp.
5.63%, 2/15/2021	219,000	225,570
CHS/Community Health Systems, Inc.
8.00%, 11/15/2019	1,364,000	1,074,150
6.88%, 2/1/2022	333,000	222,069
DaVita, Inc.
5.13%, 7/15/2024	1,408,000	1,390,400
5.00%, 5/1/2025	200,000	195,000
DJO Finco, Inc.
8.13%, 6/15/2021 (a)	317,000	276,583
Envision Healthcare Corp.
5.63%, 7/15/2022	880,000	898,700
HCA, Inc.
5.38%, 2/1/2025	1,337,000	1,308,589
5.88%, 2/15/2026	500,000	498,125
HealthSouth Corp.
5.75%, 11/1/2024	200,000	200,500
LifePoint Health, Inc.
5.50%, 12/1/2021	992,000	1,014,320
MPH Acquisition Holdings LLC
7.13%, 6/1/2024 (a)	440,000	462,550
Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/2022 (a)	588,000	490,980
Investments	Principal Amount	Value
Corporate Bonds (continued)
Tenet Healthcare Corp.
8.13%, 4/1/2022	$1,406,000	$1,286,490
6.75%, 6/15/2023	359,000	306,945
		9,850,971
Health Care Technology — 0.4%
Quintiles IMS, Inc. 5.00%, 10/15/2026 (a)	335,000	330,813
Hotels, Restaurants & Leisure — 7.3%
1011778 BC ULC
4.63%, 1/15/2022 (a)	70,000	71,138
6.00%, 4/1/2022 (a)	1,345,000	1,402,162
Albertsons Cos. LLC
6.63%, 6/15/2024 (a)	321,000	331,786
Caesars Entertainment Resort Properties LLC
11.00%, 10/1/2021	349,000	379,537
ESH Hospitality, Inc.
5.25%, 5/1/2025 (a)	408,000	394,740
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024 (a)	500,000	490,000
Hilton Worldwide Finance LLC
5.63%, 10/15/2021	570,000	588,511
KFC Holding Co.
5.25%, 6/1/2026 (a)	688,000	694,880
MGM Resorts International
6.00%, 3/15/2023	850,000	913,750
Scientific Games International, Inc.
10.00%, 12/1/2022	844,000	791,250
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)	720,000	710,100
		6,767,854
Independent Power and Renewable Electricity Producers — 3.7%
Calpine Corp.
5.38%, 1/15/2023	391,000	377,475
5.75%, 1/15/2025	789,000	753,495
Dynegy, Inc.
6.75%, 11/1/2019	100,000	101,000
7.38%, 11/1/2022	1,350,000	1,282,500
NRG Energy, Inc.
7.25%, 5/15/2026 (a)	100,000	97,750
6.63%, 1/15/2027 (a)	500,000	462,500
Talen Energy Supply LLC
4.62%, 7/15/2019 (a)	400,000	380,500
		3,455,220
Insurance — 0.6%
HUB International Ltd. 7.88%, 10/1/2021 (a)	556,000	567,815
See accompanying notes to the financial statements.

46 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Internet & Direct Marketing Retail — 0.2%
Netflix, Inc. 4.38%, 11/15/2026 (a)	$171,000	$166,513
IT Services — 2.0%
First Data Corp.
7.00%, 12/1/2023 (a)	706,000	739,097
5.75%, 1/15/2024 (a)	1,107,000	1,120,838
		1,859,935
Machinery — 0.7%
Novelis Corp. 6.25%, 8/15/2024 (a)	628,000	649,980
Media — 8.5%
Altice US Finance I Corp.
5.50%, 5/15/2026 (a)	518,000	512,820
AMC Networks, Inc.
5.00%, 4/1/2024	245,000	245,612
Cequel Communications Holdings I LLC
6.38%, 9/15/2020 (a)	1,074,000	1,095,480
Clear Channel Worldwide Holdings, Inc.
Series B, 7.63%, 3/15/2020	976,000	962,580
Series B, 6.50%, 11/15/2022	448,000	452,480
DISH DBS Corp.
5.88%, 7/15/2022	162,000	167,670
5.88%, 11/15/2024	1,103,000	1,118,166
Nielsen Finance LLC
5.00%, 4/15/2022 (a)	950,000	969,000
Sirius XM Radio, Inc.
6.00%, 7/15/2024 (a)	1,008,000	1,048,320
5.38%, 7/15/2026 (a)	321,000	318,593
Tribune Media Co.
5.88%, 7/15/2022	474,000	462,245
Univision Communications, Inc.
5.13%, 2/15/2025 (a)	490,000	464,275
		7,817,241
Metals & Mining — 2.0%
First Quantum Minerals Ltd.
6.75%, 2/15/2020 (a)	249,000	246,199
7.00%, 2/15/2021 (a)	305,000	300,425
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	605,000	568,700
5.45%, 3/15/2043	800,000	684,000
		1,799,324
Multiline Retail — 1.6%
Dollar Tree, Inc. 5.75%, 3/1/2023	1,422,000	1,517,985
Investments	Principal Amount	Value
Corporate Bonds (continued)
Oil, Gas & Consumable Fuels — 9.9%
Antero Resources Corp.
5.38%, 11/1/2021	$693,000	$711,191
5.13%, 12/1/2022	300,000	304,500
California Resources Corp.
8.00%, 12/15/2022 (a)	338,000	270,400
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/2024 (a)	114,000	121,410
Chesapeake Energy Corp.
8.00%, 12/15/2022 (a)	790,000	817,650
Citgo Holding, Inc.
10.75%, 2/15/2020 (a)	430,000	448,812
Concho Resources, Inc.
5.50%, 4/1/2023	776,000	797,844
CONSOL Energy, Inc.
5.88%, 4/15/2022	1,068,000	1,025,280
Continental Resources, Inc.
5.00%, 9/15/2022	358,000	357,105
4.50%, 4/15/2023	200,000	194,500
Energy Transfer Equity LP
5.88%, 1/15/2024	132,000	135,300
5.50%, 6/1/2027	1,082,000	1,054,950
EP Energy LLC
9.38%, 5/1/2020	551,000	461,628
Jupiter Resources, Inc.
8.50%, 10/1/2022 (a)	500,000	412,500
MEG Energy Corp.
7.00%, 3/31/2024 (a)	809,000	705,853
Murray Energy Corp.
11.25%, 4/15/2021 (a)	436,000	309,560
Sanchez Energy Corp.
6.13%, 1/15/2023	471,000	412,125
Southwestern Energy Co.
6.70%, 1/23/2025	200,000	198,000
Williams Cos., Inc. (The)
4.55%, 6/24/2024	418,000	407,550
		9,146,158
Personal Products — 0.4%
NBTY, Inc. 7.63%, 5/15/2021 (a)	400,000	394,500
Pharmaceuticals — 2.6%
Endo Ltd.
6.00%, 7/15/2023 (a)	376,000	334,640
6.50%, 2/1/2025 (a)	675,000	576,281
Valeant Pharmaceuticals International, Inc.
5.88%, 5/15/2023 (a)	1,051,000	782,995
6.13%, 4/15/2025 (a)	973,000	720,020
		2,413,936

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 47

Investments	Principal Amount	Value
Corporate Bonds (continued)
Semiconductors & Semiconductor Equipment — 0.8%
Micron Technology, Inc. 5.50%, 2/1/2025	$781,000	$767,333
Software — 2.8%
BMC Software Finance, Inc.
8.13%, 7/15/2021 (a)	500,000	450,000
Inception Merger Sub, Inc.
8.63%, 11/15/2024 (a)	500,000	500,000
Infor US, Inc.
6.50%, 5/15/2022	789,000	810,698
Nuance Communications, Inc.
5.38%, 8/15/2020 (a)	505,000	516,362
Solera LLC
10.50%, 3/1/2024 (a)	308,000	340,340
		2,617,400
Specialty Retail — 1.3%
Claire's Stores, Inc.
9.00%, 3/15/2019 (a)	300,000	145,500
L Brands, Inc.
5.63%, 2/15/2022	169,000	179,140
PetSmart, Inc.
7.13%, 3/15/2023 (a)	878,000	898,852
		1,223,492
Technology Hardware, Storage & Peripherals — 2.8%
EMC Corp.
1.88%, 6/1/2018	942,000	928,225
2.65%, 6/1/2020	500,000	479,440
Western Digital Corp.
10.50%, 4/1/2024 (a)	1,018,000	1,178,335
		2,586,000
Thrifts & Mortgage Finance — 0.9%
Quicken Loans, Inc. 5.75%, 5/1/2025 (a)	829,000	795,840
Trading Companies & Distributors — 1.2%
HD Supply, Inc.
5.25%, 12/15/2021 (a)	315,000	332,325
5.75%, 4/15/2024 (a)	306,000	312,885
United Rentals North America, Inc.
7.63%, 4/15/2022	120,000	126,900
4.63%, 7/15/2023	337,000	347,110
		1,119,220
Investments	Principal Amount	Value
Corporate Bonds (continued)
Wireless Telecommunication Services — 3.5%
Sprint Corp.
7.88%, 9/15/2023	$1,571,000	$1,622,058

T-Mobile USA, Inc.

6.25%, 4/1/2021	1,020,000	1,063,350
6.50%, 1/15/2026	507,000	547,560
		3,232,968
Total Corporate Bonds (Cost $89,868,062)		87,634,481
Short-Term Investment — 3.7%
Repurchase Agreement (b) — 3.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $3,465,005 (Cost $3,464,979)	3,464,979	3,464,979
Total Investments (Cost $93,333,041) — 98.5%		91,099,460
Other assets less liabilities — 1.5%		1,432,454
Net Assets — 100.0%		$92,531,914

(a)  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 11/30/2016 amounts to $38,035,672, which represents approximately 41.11% of net assets of the Fund.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,266,642
Aggregate gross unrealized depreciation	(3,510,520)
Net unrealized depreciation	$(2,243,878)
Federal income tax cost of investments	$93,343,338

See accompanying notes to the financial statements.

48 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	292	03/22/17	$36,358,563	$154,640
U.S. 2 Year Treasury Note Futures Contracts	59	03/31/17	12,791,937	6,364
U.S. 5 Year Treasury Note Futures Contracts	341	03/31/17	40,184,719	113,727
				$274,731

Cash collateral in the amount of $826,760 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 49

Investments	Principal Amount	Value
Corporate Bonds — 95.1%
Aerospace & Defense — 2.0%
Embraer Netherlands Finance BV
5.05%, 6/15/2025	$442,000	$434,044
Lockheed Martin Corp.
4.07%, 12/15/2042	340,000	333,067
Northrop Grumman Corp.
3.25%, 8/1/2023	262,000	268,230
United Technologies Corp.
3.10%, 6/1/2022	100,000	102,634
6.13%, 7/15/2038	1,121,000	1,409,265
5.70%, 4/15/2040	240,000	290,053
		2,837,293
Air Freight & Logistics — 0.6%
United Parcel Service, Inc.
2.45%, 10/1/2022	844,000	839,907
Automobiles — 1.6%
Daimler Finance North America LLC
8.50%, 1/18/2031	205,000	309,952
Ford Motor Co.
7.45%, 7/16/2031	720,000	892,731
4.75%, 1/15/2043	200,000	187,050
General Motors Co.
4.88%, 10/2/2023	660,000	689,597
5.20%, 4/1/2045	251,000	238,305
		2,317,635
Banks — 20.8%
Bank of America Corp.
3.30%, 1/11/2023	1,041,000	1,041,388
4.20%, 8/26/2024	408,000	414,826
Series L, 3.95%, 4/21/2025	250,000	248,318
4.45%, 3/3/2026	250,000	256,875
3.50%, 4/19/2026	231,000	228,081
6.11%, 1/29/2037	248,000	290,366
7.75%, 5/14/2038	1,052,000	1,462,586
4.88%, 4/1/2044	351,000	376,293
Barclays plc
4.38%, 9/11/2024	446,000	434,709
4.38%, 1/12/2026	400,000	399,280
5.20%, 5/12/2026	325,000	324,672
BNP Paribas
3.25%, 3/3/2023	1,132,000	1,147,754
Citigroup, Inc.
3.50%, 5/15/2023	626,000	626,225
3.88%, 3/26/2025	550,000	546,504
5.50%, 9/13/2025	107,000	116,971
3.70%, 1/12/2026	425,000	424,162
4.60%, 3/9/2026	610,000	628,746
3.40%, 5/1/2026	216,000	210,084
4.30%, 11/20/2026	150,000	151,126
Investments	Principal Amount	Value
Corporate Bonds (continued)
4.45%, 9/29/2027	$240,000	$243,334
5.88%, 1/30/2042	246,000	292,152
6.68%, 9/13/2043	572,000	726,306
4.65%, 7/30/2045	147,000	151,739
Cooperatieve Rabobank UA
4.63%, 12/1/2023	1,037,000	1,085,938
3.75%, 7/21/2026	450,000	434,529
5.25%, 5/24/2041	806,000	931,202
5.25%, 8/4/2045	263,000	286,044
Fifth Third Bancorp
8.25%, 3/1/2038	207,000	291,468
HSBC Holdings plc
4.25%, 3/14/2024	627,000	629,009
3.90%, 5/25/2026	400,000	398,266
6.50%, 5/2/2036	816,000	980,101
6.80%, 6/1/2038	1,371,000	1,712,744
5.25%, 3/14/2044	417,000	440,608
JPMorgan Chase & Co.
3.25%, 9/23/2022	1,237,000	1,251,087
3.20%, 1/25/2023	150,000	151,439
3.88%, 2/1/2024	686,000	712,908
3.63%, 5/13/2024	99,000	101,151
3.88%, 9/10/2024	391,000	395,661
4.25%, 10/1/2027	100,000	102,759
6.40%, 5/15/2038	719,000	922,043
5.50%, 10/15/2040	262,000	306,447
5.63%, 8/16/2043	140,000	160,517
4.95%, 6/1/2045	487,000	516,473
Lloyds Banking Group plc
4.50%, 11/4/2024	206,000	206,757
4.65%, 3/24/2026	328,000	326,682
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/2026	254,000	262,479
National Australia Bank Ltd.
2.50%, 7/12/2026	357,000	333,766
Santander UK plc
4.00%, 3/13/2024	485,000	505,475
Sumitomo Mitsui Financial Group, Inc.
3.78%, 3/9/2026	740,000	757,593
2.63%, 7/14/2026	260,000	241,801
Wells Fargo & Co.
Series M, 3.45%, 2/13/2023	300,000	299,432
3.30%, 9/9/2024	1,132,000	1,125,814
3.00%, 2/19/2025	1,581,000	1,534,226
4.10%, 6/3/2026	450,000	457,918
3.90%, 5/1/2045	492,000	462,496
Wells Fargo Bank NA
6.60%, 1/15/2038	250,000	318,673
Westpac Banking Corp.
2.85%, 5/13/2026	500,000	478,950
2.70%, 8/19/2026	206,000	194,680
		30,059,633

See accompanying notes to the financial statements.

50 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Beverages — 2.5%
Anheuser-Busch InBev Finance, Inc.
3.70%, 2/1/2024	$250,000	$258,998
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 7/15/2022	400,000	393,964
3.75%, 7/15/2042	525,000	478,418
Coca-Cola Co. (The)
3.20%, 11/1/2023	429,000	440,860
2.88%, 10/27/2025	250,000	247,038
2.25%, 9/1/2026	467,000	435,417
Molson Coors Brewing Co.
5.00%, 5/1/2042	513,000	532,598
Pepsi Bottling Group, Inc. (The)
Series B, 7.00%, 3/1/2029	120,000	164,210
PepsiCo, Inc.
2.75%, 3/1/2023	250,000	250,083
5.50%, 1/15/2040	400,000	479,738
		3,681,324
Biotechnology — 1.0%
AbbVie, Inc.
2.90%, 11/6/2022	698,000	687,813
4.40%, 11/6/2042	738,000	692,664
Celgene Corp.
3.25%, 8/15/2022	25,000	25,279
3.55%, 8/15/2022	113,000	115,808
		1,521,564
Capital Markets — 8.5%
BlackRock, Inc.
3.50%, 3/18/2024	703,000	731,367
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 9/15/2022	299,000	299,087
3.75%, 3/26/2025	400,000	383,788
4.88%, 5/15/2045	704,000	704,614
Deutsche Bank AG
3.70%, 5/30/2024	458,000	427,930
Goldman Sachs Capital I
6.35%, 2/15/2034	216,000	252,005
Goldman Sachs Group, Inc. (The)
3.63%, 1/22/2023	288,000	294,895
4.25%, 10/21/2025	25,000	25,376
5.95%, 1/15/2027	531,000	601,895
6.13%, 2/15/2033	1,696,000	2,030,775
6.45%, 5/1/2036	545,000	641,688
6.75%, 10/1/2037	250,000	308,072
5.15%, 5/22/2045	400,000	412,045
Morgan Stanley
Series F, 3.88%, 4/29/2024	1,266,000	1,296,894
3.70%, 10/23/2024	736,000	745,342
5.00%, 11/24/2025	1,540,000	1,646,011
4.35%, 9/8/2026	294,000	300,634
Investments	Principal Amount	Value
Corporate Bonds (continued)
State Street Corp.
3.10%, 5/15/2023	$239,000	$238,849
3.70%, 11/20/2023	746,000	780,071
3.55%, 8/18/2025	160,000	164,424
		12,285,762
Chemicals — 0.2%
EI du Pont de Nemours & Co. 2.80%, 2/15/2023	330,000	325,042
Communications Equipment — 0.8%
Cisco Systems, Inc. 3.63%, 3/4/2024	1,049,000	1,096,993
Consumer Finance — 0.9%
American Express Co.
2.65%, 12/2/2022	295,000	291,643
4.05%, 12/3/2042	250,000	240,217
Ford Motor Credit Co. LLC
4.38%, 8/6/2023	729,000	748,001
		1,279,861
Diversified Financial Services — 3.4%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043	400,000	422,805
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	437,000	454,903
Shell International Finance BV
2.38%, 8/21/2022	1,140,000	1,116,169
2.25%, 1/6/2023	154,000	148,289
3.25%, 5/11/2025	450,000	448,817
5.50%, 3/25/2040	364,000	414,716
4.55%, 8/12/2043	682,000	686,224
4.38%, 5/11/2045	638,000	629,057
3.75%, 9/12/2046	686,000	615,531
		4,936,511
Diversified Telecommunication Services — 4.7%
AT&T, Inc.
5.35%, 9/1/2040	550,000	555,166
5.55%, 8/15/2041	1,226,000	1,269,706
5.15%, 3/15/2042	200,000	197,811
CC Holdings GS V LLC
3.85%, 4/15/2023	434,000	442,519
Telefonica Emisiones SAU
7.05%, 6/20/2036	499,000	579,939
Verizon Communications, Inc.
5.15%, 9/15/2023	1,171,000	1,296,462
2.63%, 8/15/2026	250,000	230,622
5.85%, 9/15/2035	244,000	276,772
6.00%, 4/1/2041	339,000	390,621

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 51

Investments	Principal Amount	Value
Corporate Bonds (continued)
4.13%, 8/15/2046	$240,000	$214,075
4.86%, 8/21/2046	650,000	651,759
4.52%, 9/15/2048	692,000	659,857
		6,765,309
Electric Utilities — 1.0%
Duke Energy Florida LLC
6.40%, 6/15/2038	100,000	130,359
FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	280,000	350,011
Georgia Power Co.
4.30%, 3/15/2042	262,000	262,118
Pacific Gas & Electric Co.
6.05%, 3/1/2034	566,000	704,119
		1,446,607
Energy Equipment & Services — 0.6%
Halliburton Co. 7.45%, 9/15/2039	634,000	837,033
Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.
3.50%, 1/31/2023	597,000	597,941
5.00%, 2/15/2024	200,000	215,041
Weyerhaeuser Co.
7.38%, 3/15/2032	259,000	326,723
		1,139,705
Food & Staples Retailing — 2.1%
Wal-Mart Stores, Inc.
7.55%, 2/15/2030	584,000	834,158
5.25%, 9/1/2035	707,000	846,516
6.50%, 8/15/2037	99,000	134,113
5.63%, 4/15/2041	1,039,000	1,278,035
		3,092,822
Food Products — 0.9%
Kraft Heinz Foods Co.
3.50%, 6/6/2022	740,000	757,682
Unilever Capital Corp.
5.90%, 11/15/2032	394,000	516,226
		1,273,908
Health Care Equipment & Supplies — 1.4%
Medtronic, Inc.
3.50%, 3/15/2025	1,181,000	1,212,000
4.38%, 3/15/2035	100,000	103,743
4.63%, 3/15/2045	621,000	659,183
		1,974,926
Investments	Principal Amount	Value
Corporate Bonds (continued)
Health Care Providers & Services — 2.9%
Anthem, Inc.
3.30%, 1/15/2023	$467,000	$466,053
HCA, Inc.
5.25%, 4/15/2025	1,362,000	1,372,215
Howard Hughes Medical Institute
3.50%, 9/1/2023	434,000	452,933
UnitedHealth Group, Inc.
3.10%, 3/15/2026	552,000	547,277
6.88%, 2/15/2038	734,000	991,027
4.75%, 7/15/2045	350,000	384,762
		4,214,267
Household Products — 0.1%
Procter & Gamble Co. (The) 3.10%, 8/15/2023	190,000	195,533
Industrial Conglomerates — 2.4%
General Electric Co.
3.15%, 9/7/2022	291,000	298,850
2.70%, 10/9/2022	660,000	662,168
3.10%, 1/9/2023	286,000	291,182
6.75%, 3/15/2032	500,000	657,581
6.88%, 1/10/2039	416,000	580,295
4.13%, 10/9/2042	550,000	550,034
4.50%, 3/11/2044	419,000	441,409
		3,481,519
Insurance — 1.7%
American International Group, Inc.
4.88%, 6/1/2022	157,000	171,039
4.13%, 2/15/2024	118,000	122,803
AXA SA
8.60%, 12/15/2030	518,000	720,123
Manulife Financial Corp.
4.15%, 3/4/2026	432,000	452,020
MetLife, Inc.
5.70%, 6/15/2035	241,000	282,792
4.05%, 3/1/2045	770,000	735,001
		2,483,778
IT Services — 1.0%
International Business Machines Corp.
3.38%, 8/1/2023	200,000	206,076
3.63%, 2/12/2024	895,000	931,203
4.00%, 6/20/2042	83,000	80,731
Mastercard, Inc.
3.38%, 4/1/2024	212,000	218,768
		1,436,778

See accompanying notes to the financial statements.

52 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Machinery — 0.3%
Caterpillar, Inc. 3.80%, 8/15/2042	$394,000	$380,720
Media — 6.7%
21st Century Fox America, Inc.
6.40%, 12/15/2035	500,000	600,657
6.65%, 11/15/2037	405,000	502,094
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	446,000	604,164
Comcast Corp.
3.13%, 7/15/2022	455,000	464,318
3.60%, 3/1/2024	892,000	923,195
4.25%, 1/15/2033	511,000	526,163
6.50%, 11/15/2035	821,000	1,056,792
Historic TW, Inc.
6.63%, 5/15/2029	687,000	839,711
NBCUniversal Media LLC
5.95%, 4/1/2041	371,000	453,787
Time Warner Cable LLC
7.30%, 7/1/2038	243,000	289,757
6.75%, 6/15/2039	508,000	573,935
Time Warner Entertainment Co. LP
8.38%, 3/15/2023	392,000	489,592
Time Warner, Inc.
7.70%, 5/1/2032	180,000	237,795
6.50%, 11/15/2036	564,000	681,227
6.10%, 7/15/2040	380,000	430,604
Viacom, Inc.
4.38%, 3/15/2043	664,000	582,938
Walt Disney Co. (The)
2.35%, 12/1/2022	501,000	496,141
		9,752,870
Metals & Mining — 2.5%
BHP Billiton Finance USA Ltd.
3.85%, 9/30/2023	387,000	409,237
4.13%, 2/24/2042	395,000	384,454
5.00%, 9/30/2043	349,000	388,463
Southern Copper Corp.
5.25%, 11/8/2042	938,000	851,894
Vale Overseas Ltd.
6.25%, 8/10/2026	148,000	154,105
6.88%, 11/21/2036	510,000	491,089
6.88%, 11/10/2039	257,000	243,400
Vale SA
5.63%, 9/11/2042	764,000	656,933
		3,579,575
Investments	Principal Amount	Value
Corporate Bonds (continued)
Multiline Retail — 0.8%
Target Corp.
4.00%, 7/1/2042	$1,006,000	$988,513
3.63%, 4/15/2046	241,000	221,677
		1,210,190
Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co. 6.50%, 9/15/2037	504,000	645,550
Oil, Gas & Consumable Fuels — 8.1%
Anadarko Petroleum Corp.
6.45%, 9/15/2036	293,000	329,889
Apache Corp.
6.00%, 1/15/2037	200,000	224,000
BP Capital Markets plc
2.75%, 5/10/2023	415,000	405,446
3.81%, 2/10/2024	662,000	684,672
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	182,000	197,611
Cenovus Energy, Inc.
6.75%, 11/15/2039	372,000	393,579
CNOOC Finance 2013 Ltd.
3.00%, 5/9/2023	200,000	193,752
CNOOC Finance 2015 USA LLC
3.50%, 5/5/2025	450,000	438,214
ConocoPhillips
6.50%, 2/1/2039	669,000	823,384
Devon Energy Corp.
7.95%, 4/15/2032	404,000	488,329
Ecopetrol SA
5.88%, 9/18/2023	1,078,000	1,114,113
5.88%, 5/28/2045	450,000	368,325
Hess Corp.
5.60%, 2/15/2041	244,000	226,054
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	318,000	353,481
Kinder Morgan, Inc.
7.75%, 1/15/2032	319,000	377,823
Nexen Energy ULC
6.40%, 5/15/2037	1,205,000	1,431,553
Phillips 66
5.88%, 5/1/2042	200,000	231,352
Statoil ASA
2.45%, 1/17/2023	232,000	226,843
3.70%, 3/1/2024	317,000	331,230
Suncor Energy, Inc.
6.50%, 6/15/2038	309,000	378,412
Total Capital International SA
2.70%, 1/25/2023	494,000	489,079
3.70%, 1/15/2024	103,000	106,939
3.75%, 4/10/2024	561,000	587,426

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 53

Investments	Principal Amount	Value
Corporate Bonds (continued)
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	$469,000	$564,707
7.63%, 1/15/2039	118,000	166,114
Valero Energy Corp.
6.63%, 6/15/2037	368,000	410,395
Williams Partners LP
6.30%, 4/15/2040	214,000	216,676
		11,759,398
Pharmaceuticals — 5.9%
AstraZeneca plc
6.45%, 9/15/2037	880,000	1,134,595
4.00%, 9/18/2042	150,000	142,233
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/2023	368,000	367,768
6.38%, 5/15/2038	170,000	223,651
Merck & Co., Inc.
4.15%, 5/18/2043	1,056,000	1,072,124
Novartis Capital Corp.
2.40%, 9/21/2022	330,000	326,730
4.40%, 5/6/2044	743,000	797,919
Pfizer, Inc.
3.00%, 6/15/2023	383,000	390,075
3.40%, 5/15/2024	660,000	681,003
2.75%, 6/3/2026	348,000	337,613
7.20%, 3/15/2039	620,000	889,099
4.13%, 12/15/2046	146,000	146,020
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/2023	190,000	179,068
3.15%, 10/1/2026	810,000	747,159
4.10%, 10/1/2046	1,237,000	1,071,868
		8,506,925
Semiconductors & Semiconductor Equipment — 0.6%
Intel Corp. 4.80%, 10/1/2041	846,000	924,069
Software — 1.4%
Microsoft Corp.
5.30%, 2/8/2041	422,000	501,073
Oracle Corp.
6.13%, 7/8/2039	1,174,000	1,466,020
		1,967,093
Specialty Retail — 0.5%
Home Depot, Inc. (The)
5.88%, 12/16/2036	546,000	684,677
Investments	Principal Amount	Value
Corporate Bonds (continued)
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.
2.40%, 5/3/2023	$595,000	$579,161
3.45%, 5/6/2024	730,000	752,027
2.50%, 2/9/2025	700,000	670,711
3.20%, 5/13/2025	468,000	473,069
3.85%, 5/4/2043	1,015,000	958,221
3.45%, 2/9/2045	294,000	258,391
HP, Inc.
6.00%, 9/15/2041	130,000	127,359
Seagate HDD Cayman
4.75%, 6/1/2023	100,000	97,125
4.75%, 1/1/2025	250,000	233,125
		4,149,189
Thrifts & Mortgage Finance — 0.4%
BPCE SA
4.00%, 4/15/2024	500,000	521,624
Tobacco — 1.1%
Altria Group, Inc.
2.85%, 8/9/2022	291,000	290,649
4.00%, 1/31/2024	325,000	343,286
5.38%, 1/31/2044	322,000	368,177
Philip Morris International, Inc.
6.38%, 5/16/2038	333,000	425,746
4.25%, 11/10/2044	195,000	192,186
		1,620,044
Wireless Telecommunication Services — 1.6%
America Movil SAB de CV
3.13%, 7/16/2022	735,000	720,567
6.13%, 3/30/2040	100,000	112,877
Telefonica Europe BV
8.25%, 9/15/2030	106,000	140,401
Vodafone Group plc
2.95%, 2/19/2023	921,000	897,112
4.38%, 2/19/2043	450,000	401,334
		2,272,291
Total Corporate Bonds (Cost $138,688,196)		137,497,925
Short-Term Investment — 2.0%
Repurchase Agreement (a) — 2.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $2,890,594 (Cost $2,890,573)	2,890,573	2,890,573
Total Investments (Cost $141,578,769) — 97.1%		140,388,498
Other assets less liabilities — 2.9%		4,126,360
Net Assets — 100.0%		$144,514,858

See accompanying notes to the financial statements.

54 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,265,777
Aggregate gross unrealized depreciation	(2,556,305)
Net unrealized depreciation	$(1,290,528)
Federal income tax cost of investments	$141,679,026

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	625	03/22/17	$77,822,266	$330,994
U.S. Long Bond Futures Contracts	394	03/22/17	59,604,812	234,295
Ultra Long Term U.S. Treasury Bond Futures Contracts	28	03/22/17	4,519,375	4,927
				$570,216

Cash collateral in the amount of $3,076,315 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 55

Investments	Principal Amount	Value
Foreign Government Security — 72.9%
Banco Nacional de Desenvolvimento Economico e Social
6.37%, 6/16/2018	$200,000	$209,250
Brazilian Government International Bond
8.88%, 10/14/2019	120,000	139,200
Colombia Government International Bond
11.75%, 2/25/2020	196,000	248,920
Croatia Government International Bond
6.63%, 7/14/2020	200,000	217,226
Export-Import Bank of Korea
5.13%, 6/29/2020	200,000	218,141
Hazine Mustesarligi Varlik Kiralama A/S
4.56%, 10/10/2018	460,000	465,432
Hungary Government International Bond
4.13%, 2/19/2018	228,000	233,470
Indonesia Government International Bond
6.88%, 1/17/2018	324,000	340,196
Korea International Bond
7.13%, 4/16/2019	300,000	337,410
Lithuania Government International Bond
5.13%, 9/14/2017	200,000	205,489
Mexico Government International Bond
5.95%, 3/19/2019	60,000	64,950
5.13%, 1/15/2020	200,000	215,000
3.50%, 1/21/2021	60,000	60,840
Philippine Government International Bond
6.50%, 1/20/2020	170,000	193,860
Poland Government International Bond
6.38%, 7/15/2019	140,000	155,772
Republic of Lebanon
8.25%, 4/12/2021	100,000	104,750
Republic of Pakistan
7.25%, 4/15/2019	400,000	418,162
Russian Foreign Bond
5.00%, 4/29/2020	200,000	210,550
Serbia International Bond
4.88%, 2/25/2020	400,000	407,332
SoQ Sukuk A QSC
2.10%, 1/18/2018	402,000	403,005
South Africa Government International Bond
6.88%, 5/27/2019	200,000	217,186
Sri Lanka Government International Bond
6.25%, 10/4/2020	200,000	207,510
Turkey Government International Bond
7.50%, 11/7/2019	200,000	218,244
Investments	Principal Amount	Value
Foreign Government Security (continued)
Venezuela Government International Bond
7.00%, 12/1/2018	$60,000	$35,100
7.75%, 10/13/2019	100,000	50,000
6.00%, 12/9/2020	60,000	26,802
Total Foreign Government Security (Cost $5,610,159)		5,603,797
Corporate Bonds — 25.3%
Commercial Banks — 2.8%
Russian Agricultural Bank OJSC Via RSHB Capital SA 7.75%, 5/29/2018	200,000	212,164
Diversified Financial Services — 5.2%
Gazprom OAO Via Gaz Capital SA
6.00%, 1/23/2021	200,000	212,357
QNB Finance Ltd.
2.13%, 9/7/2021	200,000	191,341
		403,698
Electric Utilities — 2.9%
Majapahit Holding BV 8.00%, 8/7/2019	200,000	224,500
Oil, Gas & Consumable Fuels — 14.4%
KazMunayGas National Co. JSC
7.00%, 5/5/2020	310,000	334,287
Petrobras Global Finance BV
5.75%, 1/20/2020	115,000	115,287
4.88%, 3/17/2020	160,000	156,512
5.38%, 1/27/2021	100,000	97,350
Petroleos de Venezuela SA
5.25%, 4/12/2017	50,000	42,125
Petroleos Mexicanos
5.75%, 3/1/2018	200,000	207,200
6.00%, 3/5/2020	72,000	75,060
3.50%, 7/23/2020	80,000	77,664
		1,105,485
Total Corporate Bonds (Cost $1,912,356)		1,945,847
Short-Term Investment — 2.6%
Repurchase Agreement (a) — 2.6%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $198,204 (Cost $198,203)	198,203	198,203
Total Investments (Cost $7,720,718) — 100.8%		7,747,847
Liabilities less other assets — (0.8%)		(64,140)
Net Assets — 100.0%		$7,683,707

See accompanying notes to the financial statements.

56 :: EMSH SHORT TERM USD EMERGING MARKETS BOND ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

OJSC  Open Joint Stock Company

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,970
Aggregate gross unrealized depreciation	(39,841)
Net unrealized appreciation	$27,129
Federal income tax cost of investments	$7,720,718

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of November 30, 2016:

Brazil	9.3%
Mexico	9.1%
Turkey	8.9%
Russia	8.3%
Qatar	7.7%
Indonesia	7.4%
South Korea	7.2%
Pakistan	5.5%
Serbia	5.3%
Kazakhstan	4.4%
Colombia	3.2%
Hungary	3.0%
Croatia	2.8%
South Africa	2.8%
Sri Lanka	2.7%
Lithuania	2.7%
Philippines	2.5%
Poland	2.0%
Venezuela	2.0%
Lebanon	1.4%
Other[1]	1.8%
100.0%

1  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: SHORT TERM USD EMERGING MARKETS BOND ETF EMSH :: 57

Investments	Principal Amount	Value
Corporate Bonds — 98.5%
Banks — 93.9%
Australia & New Zealand Banking Group Ltd.
2.05%, 5/27/2020 (a)	$250,000	$248,365
Bank of Nova Scotia (The)
1.85%, 4/14/2020	320,000	317,491
Canadian Imperial Bank of Commerce
2.25%, 7/21/2020 (a)	307,000	308,236
Commonwealth Bank of Australia
1.88%, 12/11/2018 (a)	300,000	300,899
DNB Boligkreditt A/S
2.00%, 5/28/2020 (a)	308,000	305,922
National Australia Bank Ltd.
2.00%, 2/22/2019 (a)	295,000	296,162
Norddeutsche Landesbank Girozentrale
2.00%, 2/5/2019 (a)	200,000	200,806
Royal Bank of Canada
2.00%, 10/1/2018	330,000	331,983
2.20%, 9/23/2019	300,000	301,983
1.88%, 2/5/2020	380,000	378,011
2.10%, 10/14/2020	250,000	249,353
2.30%, 3/22/2021	340,000	339,748
Skandinaviska Enskilda Banken AB
1.38%, 5/29/2018 (a)	200,000	199,584
SpareBank 1 Boligkreditt A/S
1.25%, 5/2/2018 (a)	320,000	318,629
Stadshypotek AB
1.88%, 10/2/2019 (a)	312,000	310,651
Toronto-Dominion Bank (The)
1.95%, 4/2/2020 (a)	311,000	309,710
Westpac Banking Corp.
1.38%, 5/30/2018 (a)	200,000	199,169
1.85%, 11/26/2018 (a)	440,000	440,967
2.00%, 5/21/2019 (a)	200,000	200,829
2.00%, 3/3/2020 (a)	350,000	349,003
2.10%, 2/25/2021 (a)	245,000	242,903
		6,150,404
Capital Markets — 4.6%
ING Bank NV
2.63%, 12/5/2022 (a)	300,000	297,917
Total Corporate Bonds (Cost $6,471,243)		6,448,321
Investments	Principal Amount	Value
Short-Term Investment — 1.3%
Repurchase Agreement (b) — 1.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $85,855 (Cost $85,855)	$85,855	$85,855
Total Investments (Cost $6,557,098) — 99.8%		6,534,176
Other assets less liabilities — 0.2%		12,685
Net Assets — 100.0%		$6,546,861

(a)  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 11/30/2016 amounts to $4,529,752, which represents approximately 69.19% of net assets of the Fund.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,932
Aggregate gross unrealized depreciation	(31,854)
Net unrealized depreciation	$(22,922)
Federal income tax cost of investments	$6,557,098

See accompanying notes to the financial statements.

58 :: COBO USD COVERED BOND :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

USD Covered Bond invested, as a percentage of net assets, in the following countries as of November 30, 2016:
Canada	38.7%
Australia	34.8%
Norway	9.5%
Sweden	7.8%
Netherlands	4.6%
Germany	3.1%
Other[1]	1.5%
100.0%

1  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: USD COVERED BOND COBO :: 59

Investments	Principal Amount		Value
Foreign Government Security — 87.9%
Bund Laender Anleihe
1.50%, 7/15/2020	EUR	139,000	$156,650
Bundesrepublik Deutschland
Series 8, 3.75%, 1/4/2019	EUR	139,000	161,503
Series 9, 3.50%, 7/4/2019	EUR	136,000	160,278
1.75%, 7/4/2022	EUR	140,000	166,096
1.00%, 8/15/2025	EUR	148,000	169,284
0.50%, 2/15/2026	EUR	155,000	169,142
Gemeinsame Deutsche Bundeslaender
Series 40, 1.75%, 6/13/2022	EUR	75,000	87,319
0.50%, 2/5/2025	EUR	65,000	69,982
KFW
Zero Coupon, 12/7/2018	EUR	159,000	170,327
3.88%, 1/21/2019	EUR	135,000	156,638
3.38%, 1/18/2021	EUR	130,000	159,190
Zero Coupon, 6/30/2021	EUR	155,000	166,409
0.38%, 3/9/2026	EUR	160,000	169,507
State of Baden-Wurttemberg
1.00%, 7/18/2022	EUR	67,000	75,123
Series 120, 2.00%, 11/13/2023	EUR	76,000	90,861
State of Berlin
0.75%, 11/11/2022	EUR	67,000	74,122
Series 465, 0.25%, 4/22/2025	EUR	70,000	73,770
State of Brandenburg
1.50%, 2/12/2020	EUR	42,000	47,060
3.50%, 6/15/2021	EUR	48,000	59,309
State of Hesse
Series 1512, 0.25%, 6/10/2025	EUR	150,000	157,931
State of Lower Saxony
Series 853, 0.08%, 7/20/2018	EUR	15,000	16,022
Series 841, 2.13%, 1/16/2024	EUR	71,000	85,753
State of North Rhine-Westphalia
1.25%, 3/13/2020	EUR	63,000	70,126
1.88%, 9/15/2022	EUR	81,000	95,218
State of Rhineland-Palatinate
4.25%, 3/2/2018	EUR	60,000	67,321
1.25%, 1/16/2020	EUR	62,000	68,897
State of Saxony-Anhalt
1.63%, 4/25/2023	EUR	75,000	87,376
1.88%, 4/10/2024	EUR	46,000	54,737
Total Foreign Government Security (Cost $3,480,296)			3,085,951
Investments	Principal Amount		Value
Corporate Bonds — 10.7%
Banks — 10.7%
Landeskreditbank Baden- Wuerttemberg Foerderbank
0.13%, 11/5/2020	EUR	128,000	$137,547
Landwirtschaftliche Rentenbank
1.25%, 5/20/2022	EUR	58,000	66,199
0.25%, 11/24/2022	EUR	56,000	60,349
NRW Bank
3.88%, 1/27/2020	EUR	54,000	64,780
0.50%, 5/11/2026	EUR	43,000	45,738
Total Corporate Bonds (Cost $399,613)			374,613
Short-Term Investment — 0.7%
Repurchase Agreement (a) — 0.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $23,988 (Cost $23,988)		$23,988	23,988
Total Investments (Cost $3,903,897) — 99.3%			3,484,552
Other assets less liabilities — 0.7%			25,606
Net Assets — 100.0%			$3,510,158

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

EUR  Euro

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(419,345)
Net unrealized depreciation	$(419,345)
Federal income tax cost of investments	$3,903,897

See accompanying notes to the financial statements.

60 :: GGOV GERMAN SOVEREIGN/SUB-SOVEREIGN ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 6.9%
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	980	$8,733
Aspen Technology, Inc.* (Software)	0.0%	108	5,706
Chemical Financial Corp. (Banks)	0.0%	86	4,462
Chemours Co. (The) (Chemicals)	0.1%	240	5,933
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	0.0%	82	4,510
CLARCOR, Inc. (Machinery)	0.0%	61	4,297
Curtiss-Wright Corp. (Aerospace & Defense)	0.1%	57	5,730
Deluxe Corp. (Commercial Services & Supplies)	0.0%	63	4,265
EMCOR Group, Inc. (Construction & Engineering)	0.0%	79	5,480
EnerSys (Electrical Equipment)	0.0%	57	4,536
Exelixis, Inc.* (Biotechnology)	0.0%	297	5,025
Fair Isaac Corp. (Software)	0.0%	39	4,434
Finisar Corp.* (Communications Equipment)	0.0%	140	4,652
Gramercy Property Trust (Equity Real Estate Investment Trusts (REITs))	0.0%	551	4,816
Hancock Holding Co. (Banks)	0.0%	102	4,238
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.0%	148	4,348
HealthSouth Corp. (Health Care Providers & Services)	0.0%	115	4,792
IBERIABANK Corp. (Banks)	0.0%	54	4,474
IDACORP, Inc. (Electric Utilities)	0.0%	65	4,950
Investors Bancorp, Inc. (Banks)	0.0%	388	5,254
j2 Global, Inc. (Internet Software & Services)	0.0%	61	4,484
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	0.0%	44	4,577
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	0.0%	29	4,228
MB Financial, Inc. (Banks)	0.0%	100	4,327
Mentor Graphics Corp. (Software)	0.0%	140	5,117
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	0.1%	147	8,048
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	0.0%	316	4,882
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Olin Corp. (Chemicals)	0.0%	217	$5,642
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	0.0%	74	5,509
Portland General Electric Co. (Electric Utilities)	0.0%	116	4,826
Primerica, Inc. (Insurance)	0.0%	61	4,313
PrivateBancorp, Inc. (Banks)	0.0%	103	4,818
Prosperity Bancshares, Inc. (Banks)	0.1%	87	5,753
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	0.0%	103	4,599
Science Applications International Corp. (IT Services)	0.0%	55	4,541
Sensient Technologies Corp. (Chemicals)	0.0%	58	4,529
Southwest Gas Corp. (Gas Utilities)	0.0%	61	4,522
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	0.0%	37	4,326
Take-Two Interactive Software, Inc.* (Software)	0.0%	109	5,366
Teledyne Technologies, Inc.* (Aerospace & Defense)	0.1%	46	5,744
Tenneco, Inc.* (Auto Components)	0.0%	75	4,421
TESARO, Inc.* (Biotechnology)	0.0%	34	4,613
Texas Capital Bancshares, Inc.* (Banks)	0.0%	60	4,365
UMB Financial Corp. (Banks)	0.0%	58	4,409
Webster Financial Corp. (Banks)	0.1%	119	5,904
WGL Holdings, Inc. (Gas Utilities)	0.0%	65	4,716
Wintrust Financial Corp. (Banks)	0.0%	66	4,345
Woodward, Inc. (Machinery)	0.0%	68	4,606
XPO Logistics, Inc.* (Air Freight & Logistics)	0.1%	129	5,744
Other Common Stocks (c)	6.1%	92,271	1,964,646
Total Common Stocks (Cost $1,872,788)			2,208,555
		No. of Rights
Rights (b) — 0.0%
Dyax Corp., CVR*(c)(d)	0.0%	288	319
Overstock.com, Inc., expiring 12/6/2016*(c)(d)	0.0%	2	—
Total Rights (Cost $—)			319

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: HEDGE REPLICATION ETF HDG :: 61

	Principal Amount	Value
Short-Term Investments (a) — 87.0%
Repurchase Agreement (e) — 13.5%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $4,325,901 (Cost $4,325,870)	$4,325,870	$4,325,870
U.S. Treasury Obligation — 73.5%
U.S. Treasury Bill 0.35%, due 2/2/2017 (f)	23,546,000	23,529,889
Total Short-Term Investments (Cost $27,857,345)		27,855,759
Total Investments (Cost $29,730,133) — 93.9%		30,064,633
Other assets less liabilities — 6.1%		1,940,848
Net Assets — 100.0%		$32,005,481

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $108.

(b)  Represents less than 0.05% of net assets.

(c)  Security fair valued as of 11/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 11/30/2016 amounted to $319, which represents approximately 0.00% of net assets of the Fund.

(d)  Illiquid security.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(f)  The rate shown was the current yield as of 11/30/2016.

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$401,933
Aggregate gross unrealized depreciation	(82,144)
Net unrealized appreciation	$319,789
Federal income tax cost of investments	$29,744,844

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Euro FX Currency Futures Contracts	34	12/19/16	$2,253,350	$134,341

Cash collateral in the amount of $62,645 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

62 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Hedge Replication ETF had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(280,951)	01/08/18	Credit Suisse International	(0.84)%	S&P 500® Total Return Index	$(6,839)
485,151	01/08/18	Credit Suisse International	0.24%	iShares® MSCI EAFE ETF	470,751
582,933	01/08/18	Credit Suisse International	0.29%	iShares® MSCI Emerging Markets ETF	179,301
1,081,858	01/08/18	Credit Suisse International	0.29%	Russell 2000® Total Return Index	151,886
1,868,991					795,099	$—	$(795,099)	$—
(508,189)	11/06/17	Morgan Stanley & Co. International plc	(0.39)%	S&P 500® Total Return Index	(13,251)
13,070	01/08/18	Morgan Stanley & Co. International plc	0.29%	iShares® MSCI Emerging Markets ETF	1,807
(495,119)					(11,444)	18	—	(11,426)
1,876	11/06/17	Societe Generale	0.54%	Russell 2000® Total Return Index	271
420,521	11/06/17	Societe Generale	0.54%	iShares® MSCI Emerging Markets ETF	(11,292)
3,304,506	01/08/18	Societe Generale	0.54%	iShares® MSCI EAFE ETF	(63,255)
3,726,903					(74,276)	—	74,276	—
3,544	11/06/17	UBS AG	0.39%	Russell 2000® Total Return Index	517
1,018,087	01/08/18	UBS AG	0.34%	iShares® MSCI Emerging Markets ETF	(42,960)
1,483,757	01/08/18	UBS AG	0.54%	iShares® MSCI EAFE ETF	682,314
2,505,388					639,871	—	(631,000)	8,871
$7,606,163					$1,349,250

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: HEDGE REPLICATION ETF HDG :: 63

Hedge Replication ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2016:

Aerospace & Defense	0.1%
Air Freight & Logistics	0.1%
Airlines	0.0%*
Auto Components	0.1%
Automobiles	0.0%*
Banks	0.8%
Beverages	0.0%*
Biotechnology	0.3%
Building Products	0.1%
Capital Markets	0.1%
Chemicals	0.2%
Commercial Services & Supplies	0.2%
Communications Equipment	0.1%
Construction & Engineering	0.1%
Construction Materials	0.0%*
Consumer Finance	0.0%*
Containers & Packaging	0.0%*
Distributors	0.0%*
Diversified Consumer Services	0.1%
Diversified Financial Services	0.0%*
Diversified Telecommunication Services	0.1%
Electric Utilities	0.1%
Electrical Equipment	0.1%
Electronic Equipment, Instruments & Components	0.2%
Energy Equipment & Services	0.1%
Equity Real Estate Investment Trusts (REITs)	0.5%
Food & Staples Retailing	0.0%*
Food Products	0.1%
Gas Utilities	0.1%
Health Care Equipment & Supplies	0.2%
Health Care Providers & Services	0.1%
Health Care Technology	0.0%*
Hotels, Restaurants & Leisure	0.2%
Household Durables	0.1%
Household Products	0.0%*
Independent Power and Renewable Electricity Producers	0.0%*
Industrial Conglomerates	0.0%*
Insurance	0.2%
Internet & Direct Marketing Retail	0.0%*
Internet Software & Services	0.2%
IT Services	0.1%
Leisure Products	0.0%*
Life Sciences Tools & Services	0.0%*
Machinery	0.3%
Marine	0.0%*
Media	0.1%
Metals & Mining	0.1%
Mortgage Real Estate Investment Trusts (REITs)	0.1%
Multiline Retail	0.0%*
Multi-Utilities	0.0%*
Oil, Gas & Consumable Fuels	0.2%
Paper & Forest Products	0.0%*
Personal Products	0.0%*

See accompanying notes to the financial statements.

64 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Pharmaceuticals	0.1%
Professional Services	0.1%
Real Estate Management & Development	0.0%*
Road & Rail	0.0%*
Semiconductors & Semiconductor Equipment	0.3%
Software	0.3%
Specialty Retail	0.2%
Technology Hardware, Storage & Peripherals	0.0%*
Textiles, Apparel & Luxury Goods	0.1%
Thrifts & Mortgage Finance	0.2%
Tobacco	0.0%*
Trading Companies & Distributors	0.1%
Transportation Infrastructure	0.0%*
Water Utilities	0.0%*
Wireless Telecommunication Services	0.0%*
Other[1]	93.1%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: HEDGE REPLICATION ETF HDG :: 65

Investments	Principal Amount	Value
Short-Term Investment — 81.7%
Repurchase Agreement (a) — 81.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $3,349,469 (Cost $3,349,445)	$3,349,445	$3,349,445
Total Investments (Cost $3,349,445) (b) — 81.7%		3,349,445
Other assets less liabilities — 18.3%		748,106
Net Assets — 100.0%		$4,097,551

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  Tax basis equals book cost.

Futures Contracts Purchased

Managed Futures Strategy ETF had the following open long and short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar Futures Contracts	2	12/19/16	$147,720	$(4,300)
Coffee 'C' Futures Contract	1	03/21/17	56,475	(6,996)
Copper Futures Contracts	2	03/29/17	131,650	17,133
Corn Futures Contracts	6	07/14/17	109,050	(2,328)
Cotton No. 2 Futures Contracts	4	03/09/17	143,160	5,364
Gasoline RBOB Futures Contract	1	12/30/16	62,265	3,408
NY Harbor ULSD Futures Contract	1	01/31/17	66,717	4,105
Soybean Futures Contracts	2	01/13/17	103,225	3,757
Sugar #11 (World Markets) Futures Contracts	3	02/28/17	66,562	(2,798)
WTI Crude Oil Futures Contract	1	01/20/17	50,340	4,448
				$21,793
See accompanying notes to the financial statements.

66 :: FUT MANAGED FUTURES STRATEGY ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
British Pound Futures Contracts	2	12/19/16	$156,375	$3,736
Canadian Dollar Futures Contracts	2	12/20/16	149,010	3,273
Cocoa Futures Contracts	4	05/15/17	95,200	6,889
E-Mini Euro Futures Contracts	3	12/19/16	198,834	10,226
Gold 100 OZ Futures Contract	1	02/24/17	117,390	13,468
Japanese Yen Futures Contracts	2	12/19/16	218,837	22,183
Lean Hogs Futures Contracts	5	02/14/17	110,450	(3,604)
Live Cattle Futures Contracts	5	04/28/17	223,450	(15,029)
Mini Silver Futures Contracts	4	03/29/17	65,928	7,666
Natural Gas Futures Contracts	3	12/28/16	100,560	(11,927)
Swiss Franc Futures Contracts	2	12/19/16	246,100	12,177
U.S. 10 Year Treasury Note Futures Contracts	6	03/22/17	747,094	29,914
U.S. Long Bond Futures Contracts	3	03/22/17	453,844	30,465
Wheat Futures Contracts	5	03/14/17	100,688	7,074
				$116,511
				$138,304

Cash collateral in the amount of $143,924 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: MANAGED FUTURES STRATEGY ETF FUT :: 67

Investments	Shares	Value
Common Stocks — 95.1%
Aerospace & Defense — 2.5%
B/E Aerospace, Inc.	2,195	$131,788
Banks — 5.8%
PrivateBancorp, Inc.	2,966	138,749
Yadkin Financial Corp.	5,248	171,925
		310,674
Capital Markets — 2.5%
Bats Global Markets, Inc.	4,302	136,804
Chemicals — 2.5%
Chemtura Corp.*	4,001	131,833
Commercial Services & Supplies — 2.4%
G&K Services, Inc., Class A	1,343	128,821
Communications Equipment — 2.4%
Brocade Communications Systems, Inc.	10,400	128,336
Construction Materials — 2.4%
Headwaters, Inc.*	5,450	129,165
Containers & Packaging — 2.6%
AEP Industries, Inc.	1,170	137,884
Diversified Consumer Services — 2.4%
LifeLock, Inc.*	5,384	128,193
Diversified Telecommunication Services — 4.7%
Inteliquent, Inc.	5,680	128,595
Level 3 Communications, Inc.*	2,276	125,340
		253,935
Electronic Equipment, Instruments & Components — 2.4%
DTS, Inc.	3,086	131,032
Equity Real Estate Investment Trusts (REITs) — 4.8%
Equity One, Inc.	4,300	128,398
Post Properties, Inc.	1,971	128,154
		256,552
Health Care Providers & Services — 2.4%
Team Health Holdings, Inc.*	2,983	126,927
Investments	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 4.8%
Isle of Capri Casinos, Inc.*	5,906	$132,412
Tatts Group Ltd.	40,400	125,002
		257,414
Household Durables — 4.8%
Harman International Industries, Inc.	1,165	127,416
WCI Communities, Inc.*	5,511	128,131
		255,547
Insurance — 4.6%
Endurance Specialty Holdings Ltd.	1,423	131,201
Genworth Financial, Inc., Class A*	27,000	115,560
		246,761
Internet Software & Services — 2.5%
LinkedIn Corp., Class A*	688	134,325
Media — 5.4%
Starz, Class A*	4,438	150,270
Time Warner, Inc.	1,490	136,812
		287,082
Oil, Gas & Consumable Fuels — 7.1%
Etablissements Maurel et Prom*	30,040	131,172
Spectra Energy Corp.	3,121	127,805
Western Refining, Inc.	3,402	122,030
		381,007
Semiconductors & Semiconductor Equipment — 9.7%
Intersil Corp., Class A	6,000	132,900
Lattice Semiconductor Corp.*	17,000	119,170
Linear Technology Corp.	2,212	138,316
NXP Semiconductors NV*	1,299	128,796
		519,182
Software — 7.3%
Interactive Intelligence Group, Inc.*	2,168	131,056
Mentor Graphics Corp.	3,530	129,021
TubeMogul, Inc.*	9,170	128,380
		388,457
Specialty Retail — 4.9%
Cabela's, Inc.*	2,065	128,526
CST Brands, Inc.	2,743	131,746
		260,272
Thrifts & Mortgage Finance — 1.8%
EverBank Financial Corp.	5,095	98,333

See accompanying notes to the financial statements.

68 :: MRGR MERGER ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
Tobacco — 2.4%
Reynolds American, Inc.	2,405	$130,110
Total Common Stocks (Cost $5,031,099)		5,090,434
Master Limited Partnership — 2.6%
Oil, Gas & Consumable Fuels — 2.6%
Columbia Pipeline Partners LP (Cost $130,212)	8,136	139,532
	No. of Rights
Right — 0.1%
Biotechnology — 0.1%
Dyax Corp., CVR (Cost $—)*(a)(b)	4,897	5,436
	Principal Amount
Short-Term Investment — 2.6%
Repurchase Agreement (c) — 2.6%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $139,863 (Cost $139,863)	$139,863	139,863
Total Investments — 100.4% (Cost $5,301,174)		5,375,265
Liabilities less other assets — (0.4%)		(22,177)
Net Assets — 100.0%		$5,353,088

*  Non-income producing security.

(a)  Security fair valued as of 11/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 11/30/2016 amounted to $5,436, which represents approximately 0.10% of net assets of the Fund.

(b)  Illiquid security.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$125,642
Aggregate gross unrealized depreciation	(51,551)
Net unrealized appreciation	$74,091
Federal income tax cost of investments	$5,301,174

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of November 30, 2016:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)[1]
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	02/10/17	213,000	$(157,065)	$157,020	$(45)
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	02/10/17	363,000	(271,711)	270,462	(1,249)
U.S. Dollar vs. Euro	Goldman Sachs International	02/10/17	148,000	(165,223)	157,439	(7,784)
U.S. Dollar vs. Euro	Goldman Sachs International	02/10/17	141,000	(149,143)	149,992	849
U.S. Dollar vs. British Pound	Goldman Sachs International	02/10/17	76,000	(92,888)	95,272	2,384
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	02/10/17	1,455,000	(158,429)	158,428	(1)
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	02/10/17	(226,000)	171,518	166,603	4,915
U.S. Dollar vs. Euro	Goldman Sachs International	02/10/17	(444,000)	487,878	472,316	15,562
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	02/10/17	(1,455,000)	162,196	158,429	3,767
						$18,398[2]

1  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: MERGER ETF MRGR :: 69

2  The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $18,398. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

Swap Agreements1

Merger ETF had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,149,843)	11/06/17	Societe Generale	0.16%	S&P Merger Arbitrage Index (short exposure to Acquirers)	$(348,640)
1,313,096	11/06/18	Societe Generale	0.99%	S&P Merger Arbitrage Index (long exposure to Targets)	20,369
$(836,747)					$(328,271)	$—	$309,434	$(18,837)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Merger ETF invested, as a percentage of net assets, in the following countries as of November 30, 2016:

United States	90.6%
France	2.5%
Netherlands	2.4%
Australia	2.3%
Other[1]	2.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

70 :: MRGR MERGER ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 98.8%
American International Group, Inc. (Insurance)	0.7%	4,730	$299,551
Apple, Inc. (Technology Hardware, Storage & Peripherals)	1.6%	5,648	624,217
AT&T, Inc. (Diversified Telecommunication Services)	1.6%	16,301	629,708
Bank of America Corp. (Banks)	1.8%	33,660	710,899
Berkshire Hathaway, Inc., Class A* (Diversified Financial Services)	0.6%	1	237,000
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.0%	2,416	380,375
Boeing Co. (The) (Aerospace & Defense)	0.4%	1,091	164,261
Caterpillar, Inc. (Machinery)	0.5%	1,969	188,158
Chevron Corp. (Oil, Gas & Consumable Fuels)	2.2%	7,734	862,805
Cisco Systems, Inc. (Communications Equipment)	0.5%	7,298	217,626
Citigroup, Inc. (Banks)	1.5%	10,605	598,016
Coca-Cola Co. (The) (Beverages)	0.5%	5,143	207,520
Comcast Corp., Class A (Media)	0.7%	3,923	272,688
ConocoPhillips (Oil, Gas & Consumable Fuels)	0.9%	7,653	371,324
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2.6%	12,120	1,058,076
Ford Motor Co. (Automobiles)	0.5%	16,176	193,465
Freeport-McMoRan, Inc.* (Metals & Mining)	0.5%	13,437	206,258
General Electric Co. (Industrial Conglomerates)	1.4%	18,376	565,246
General Motors Co. (Automobiles)	0.5%	5,512	190,329
Goldman Sachs Group, Inc. (The) (Capital Markets)	0.7%	1,188	260,517
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	0.5%	8,450	201,110
Home Depot, Inc. (The) (Specialty Retail)	0.4%	1,276	165,114
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.9%	10,391	360,568
International Business Machines Corp. (IT Services)	0.9%	2,153	349,260
Johnson & Johnson (Pharmaceuticals)	1.0%	3,747	417,041
JPMorgan Chase & Co. (Banks)	2.0%	10,060	806,510
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	0.4%	9,198	166,116
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.4%	1,279	152,546
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued
Merck & Co., Inc. (Pharmaceuticals)	0.8%	5,406	$330,793
MetLife, Inc. (Insurance)	0.5%	3,762	206,948
Microsoft Corp. (Software)	1.2%	7,763	467,798
Morgan Stanley (Capital Markets)	0.4%	3,829	158,367
Oracle Corp. (Software)	0.4%	4,059	163,131
PepsiCo, Inc. (Beverages)	0.5%	2,052	205,405
Pfizer, Inc. (Pharmaceuticals)	1.0%	12,757	410,010
Philip Morris International, Inc. (Tobacco)	0.5%	2,395	211,431
Phillips 66 (Oil, Gas & Consumable Fuels)	0.4%	1,999	166,077
Procter & Gamble Co. (The) (Household Products)	0.9%	4,458	367,607
Prudential Financial, Inc. (Insurance)	0.5%	1,816	182,690
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	2,588	176,320
Schlumberger Ltd. (Energy Equipment & Services)	0.4%	2,083	175,076
Time Warner, Inc. (Media)	0.4%	1,890	173,540
United Technologies Corp. (Aerospace & Defense)	0.5%	1,685	181,508
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.6%	1,511	239,222
US Bancorp (Banks)	0.4%	3,283	162,902
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.0%	8,101	404,240
Wal-Mart Stores, Inc. (Food & Staples Retailing)	1.0%	5,427	382,224
Walt Disney Co. (The) (Media)	0.4%	1,609	159,484
Wells Fargo & Co. (Banks)	1.4%	10,548	558,200
Other Common Stocks	58.0%	597,446	23,185,203
Total Common Stocks (Cost $34,856,820)			39,524,480
		Principal Amount
Short-Term Investment (a) — 1.5%
Repurchase Agreement (b) — 1.5%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $590,178 (Cost $590,174)		$590,174	590,174
Total Investments (Cost $35,446,994) — 100.3%			40,114,654
Liabilities in excess of other assets — (0.3%)			(120,058)
Net Assets — 100.0%			$39,994,596

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: RAFI® LONG/SHORT RALS :: 71

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,202,614.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,774,959
Aggregate gross unrealized depreciation	(902,175)
Net unrealized appreciation	$3,872,784
Federal income tax cost of investments	$36,241,870

Swap Agreements1

RAFI® Long/Short had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(39,875,651)	11/06/17	Societe Generale	(0.54)%	Russell 1000 Total Return Index	$(899,329)
743,551	11/06/17	Societe Generale	0.54%	FTSE RAFI US 1000 Total Return Index	625,503
$(39,132,100)					$(273,826)	$149,679	$124,147	$—

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

72 :: RALS RAFI® LONG/SHORT :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

RAFI® Long/Short invested, as a percentage of net assets, in the following industries, as of November 30, 2016:

Aerospace & Defense	2.3%
Air Freight & Logistics	0.6%
Airlines	0.1%
Auto Components	0.4%
Automobiles	1.0%
Banks	9.3%
Beverages	1.2%
Biotechnology	0.8%
Building Products	0.1%
Capital Markets	2.9%
Chemicals	2.4%
Commercial Services & Supplies	0.5%
Communications Equipment	0.8%
Construction & Engineering	0.4%
Construction Materials	0.1%
Consumer Finance	1.3%
Containers & Packaging	0.6%
Distributors	0.1%
Diversified Consumer Services	0.1%
Diversified Financial Services	1.7%
Diversified Telecommunication Services	2.9%
Electric Utilities	2.4%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	1.1%
Energy Equipment & Services	2.0%
Equity Real Estate Investment Trusts (REITs)	2.5%
Food & Staples Retailing	2.5%
Food Products	1.6%
Gas Utilities	0.2%
Health Care Equipment & Supplies	1.2%
Health Care Providers & Services	3.1%
Health Care Technology	0.0%*
Hotels, Restaurants & Leisure	1.4%
Household Durables	0.4%
Household Products	1.3%
Independent Power and Renewable Electricity Producers	0.3%
Industrial Conglomerates	2.1%
Insurance	4.8%
Internet & Direct Marketing Retail	0.4%
Internet Software & Services	1.2%
IT Services	2.3%
Leisure Products	0.1%
Life Sciences Tools & Services	0.3%
Machinery	2.2%
Marine	0.0%*
Media	2.6%
Metals & Mining	1.4%
Mortgage Real Estate Investment Trusts (REITs)	0.3%
Multiline Retail	0.8%
Multi-Utilities	1.2%
Oil, Gas & Consumable Fuels	12.0%
Paper & Forest Products	0.0%*
Personal Products	0.2%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: RAFI® LONG/SHORT RALS :: 73

Pharmaceuticals	3.6%
Professional Services	0.2%
Real Estate Management & Development	0.1%
Road & Rail	1.0%
Semiconductors & Semiconductor Equipment	2.7%
Software	2.2%
Specialty Retail	2.1%
Technology Hardware, Storage & Peripherals	2.7%
Textiles, Apparel & Luxury Goods	0.3%
Thrifts & Mortgage Finance	0.1%
Tobacco	1.0%
Trading Companies & Distributors	0.5%
Water Utilities	0.1%
Wireless Telecommunication Services	0.1%
Other[1]	1.2%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

74 :: RALS RAFI® LONG/SHORT :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investment — 77.8%
Repurchase Agreement (a) — 77.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $4,900,523 (Cost $4,900,490)	$4,900,490	$4,900,490
Total Investments (Cost $4,900,490) (b) — 77.8%		4,900,490
Other assets less liabilities — 22.2%		1,396,457
Net Assets — 100.0%		$6,296,947

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  Tax basis equals book cost.

Futures Contracts Purchased

K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
WTI Crude Oil Futures Contracts	125	01/20/17	$6,292,500	$538,284

Cash collateral in the amount of $398,750 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: K-1 FREE CRUDE OIL STRATEGY ETF OILK :: 75

Investments	Principal Amount	Value
U.S. Treasury Obligation — 82.5%
U.S. Treasury Inflation Index Bonds 1.00%, 2/15/2046 (Cost $11,954,043)	$11,713,909	$12,006,784
Short-Term Investment — 14.2%
Repurchase Agreement (a) — 14.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $2,061,504 (Cost $2,061,489)	2,061,489	2,061,489
Total Investments (Cost $14,015,532) — 96.7%		14,068,273
Other assets less liabilities — 3.3%		475,015
Net Assets — 100.0%		$14,543,288

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,547
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$51,547
Federal income tax cost of investments	$1,4016,726

Swap Agreements1

Inflation Expectations ETF had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$2,554,137	05/08/17	Societe Generale	0.59%	Citi 30-Year TIPS (Treasury Rate- Hedged) Index (long exposure to 30-year Treasury Inflation- Protected Securities (TIPS) bond)	$22,670
20,737,214	01/06/17	Societe Generale	0.04%	Citi 30-Year TIPS (Treasury Rate- Hedged) Index (long exposure to 30-year Treasury Bond inverse index)	297,507
$23,291,351					$320,177	$—	$(110,000)	$210,177

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

76 :: RINF INFLATION EXPECTATIONS ETF :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investment — 97.8%
Repurchase Agreement (a) — 97.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $3,420,186 (Cost $3,420,161)	$3,420,161	$3,420,161
Total Investments (Cost $3,420,161) (b) — 97.8%		3,420,161
Other assets less liabilities — 2.2%		77,225
Net Assets — 100.0%		$3,497,386

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  Tax basis equals book cost.

Credit Default Swap Agreements — Buy protection (a)

Underlying Instrument	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at November 30, 2016 (b)	Notional Amount (c)	Value	Premiums Paid(Received)	Unrealized Depreciation
CDX North American High Yield Index; Version 1, Series 26	5.00%	06/20/21	3.57%	$300,000	$(20,005)	$(13,877)	$(6,128)
CDX North American High Yield Index; Version 1, Series 27	5.00%	12/20/21	3.88%	3,000,000	(173,505)	(112,494)	(61,011)
					$(193,510)	$(126,371)	$(67,139)

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade).

(b)  Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: CDS SHORT NORTH AMERICAN HY CREDIT ETF WYDE :: 77

STATEMENTS OF ASSETS AND LIABILITIES

78 :: NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	S&P 500 Dividend Aristocrats ETF	S&P MidCap 400 Dividend Aristocrats ETF	Russell 2000 Dividend Growers ETF	MSCI EAFE Dividend Growers ETF	MSCI Europe Dividend Growers ETF	MSCI Emerging Markets Dividend Growers ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$2,475,193,892	$239,197,621	$256,507,950	$38,233,149	$5,921,746	$7,916,078
Securities, at value	2,564,765,285	251,133,427	276,360,661	34,871,948	5,104,102	7,960,225
Repurchase Agreements, at value	1,023,514	480,918	519,082	76,933	19,986	58,097
Total Investment Securities	2,565,788,799	251,614,345	276,879,743	34,948,881	5,124,088	8,018,322
Cash	—	—	1,142	1	—	21,160
Foreign cash	—	—	—	60,168 †	3,853 ††	8,387	†††
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	183,134	—	127,693
Dividends and interest receivable	7,131,641	417,305	518,641	24,423	5,276	4,439
Receivable for investments sold	2,693,997	—	—	11,748,067	1,055,656	3,498,916
Receivable for capital shares issued	18,869,361	12,206,756	6,488,239	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	29,145	4,522	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	15,908	9,827	1,163	2,299	2,104	796
Total Assets	2,594,499,706	264,248,233	283,888,928	46,996,118	6,195,499	11,679,713
LIABILITIES:
Cash overdraft	1,424	10,935	—	—	—	—
Due to custodian	—	—	—	—	—	—
Collateral upon return of deposit securities	—	—	—	183,134	—	127,693
Payable for investments purchased	18,863,737	12,206,126	6,485,713	11,793,876	1,057,672	3,530,331
Payable for capital shares redeemed	2,694,315	—	—	—	—	—
Advisory fees payable	710,036	71,756	71,960	14,036	2,825	3,587
Management Services fees payable	—	—	—	—	—	—
Custodian fees payable	—	—	—	—	—	—
Administration fees payable	—	—	—	—	—	—
Trustee fees payable	22,232	1,940	1,840	309	45	60
Listing, Data and related fees payable	419,925	—	—	—	—	—
Professional fees payable	26,820	6,926	6,772	5,991	5,802	6,630
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	122,438	5,609	3,019	2,353	3,181	13,108
Total Liabilities	22,860,927	12,303,292	6,569,304	11,999,699	1,069,525	3,681,409
NET ASSETS	$2,571,638,779	$251,944,941	$277,319,624	$34,996,419	$5,125,974	$7,998,304
NET ASSETS CONSIST OF:
Paid in Capital	$2,440,852,156	$235,118,637	$249,751,814	$40,045,203	$6,578,616	$7,739,199
Accumulated undistributed net investment income (loss)	15,917,247	670,941	802,378	122,365	18,856	18,702
Accumulated net realized gains (losses) on investments	24,274,469	3,738,639	6,393,639	(1,882,965)	(673,695)	139,601
Net unrealized appreciation (depreciation) on:
Investments	90,594,907	12,416,724	20,371,793	(3,284,268)	(797,658)	102,244
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	(3,916)	(145)	(1,442)
NET ASSETS	$2,571,638,779	$251,944,941	$277,319,624	$34,996,419	$5,125,974	$7,998,304
Shares (unlimited number of shares authorized, no par value)	47,950,001	5,175,001	5,400,001	1,100,001	150,001	175,001
Net Asset Value	$53.63	$48.69	$51.36	$31.81	$34.17	$45.70

†  Cost of $61,540.

††  Cost of $3,844.

†††  Cost of $8,369.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2016 (UNAUDITED) :: 79

	Morningstar Alternatives Solution ETF	DJ Brookfield Global Infrastructure ETF	Global Listed Private Equity ETF	Large Cap Core Plus	S&P 500® Ex-Energy ETF	S&P 500® Ex-Financials ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$19,004,101 (1)	$32,964,907	$9,783,375	$473,207,913	$8,737,503	$1,137,476
Securities, at value	18,713,123 (2)	31,587,514	9,490,942	481,617,238	9,023,143	1,115,714
Repurchase Agreements, at value	68,185	1,373	36,437	22,592,515	18,590	1,948
Total Investment Securities	18,781,308	31,588,887	9,527,379	504,209,753	9,041,733	1,117,662
Cash	—	—	—	—	—	—
Foreign cash	—	31,294 †	3,952 ††	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	1,369,660	—	—
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	5,385	—	—	—	—
Dividends and interest receivable	—	78,839	6,070	1,136,183	19,557	4,216
Receivable for investments sold	1,142,159	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	6,332	—	7,124	—	—	—
Reclaims receivable	—	8,669	6,937	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	8,133,386	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	447	880	340	2,544	—	—
Total Assets	19,930,246	31,713,954	9,551,802	514,851,526	9,061,290	1,121,878
LIABILITIES:
Cash overdraft	—	76	—	151	11	—
Due to custodian	—	—	—	—	—	—
Collateral upon return of deposit securities	—	5,385	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	1,142,455	—	—	—	—	—
Advisory fees payable	—	—	—	110,911	1,975	366
Management Services fees payable	—	1,164	—	40,374	—	—
Custodian fees payable	175	12,364	1,649	19,941	—	—
Administration fees payable	3,568	10,678	10,486	27,469	—	—
Trustee fees payable	174	269	83	4,470	80	20
Listing, Data and related fees payable	53,719	15,538	5,041	34,651	—	—
Professional fees payable	8,666	8,781	8,556	13,018	9	2
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	—	4,619,558	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	309	2,690	689	44,827	51	8
Total Liabilities	1,209,066	56,945	26,504	4,915,370	2,126	396
NET ASSETS	$18,721,180	$31,657,009	$9,525,298	$509,936,156	$9,059,164	$1,121,482
NET ASSETS CONSIST OF:
Paid in Capital	$20,214,395	$34,389,528	$11,055,406	$459,874,710	$8,102,830	$786,181
Accumulated undistributed net investment income (loss)	(5,926)	(198,064)	(505,510)	1,672,612	38,606	8,455
Accumulated net realized gains (losses) on investments	(1,264,496)	(1,157,667)	(767,797)	13,873,166	613,498	346,660
Net unrealized appreciation (depreciation) on:
Investments	(222,793)	(1,376,020)	(255,996)	31,001,840	304,230	(19,814)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	—	—	—	3,513,828	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	(768)	(805)	—	—	—
NET ASSETS	$18,721,180	$31,657,009	$9,525,298	$509,936,156	$9,059,164	$1,121,482
Shares (unlimited number of shares authorized, no par value)	490,001	825,001	250,001	9,375,000	200,001	25,001
Net Asset Value	$38.21	$38.37	$38.10	$54.39	$45.30	$44.86

†  Cost of $31,186.

††  Cost of $3,930.

(1)  Includes investments in affiliated Underlying ETFs (Cost $18,935,916).

(2)  Includes investments in affiliated Underlying ETFs (Value $18,713,123).

See accompanying notes to the financial statements.

80 :: NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	S&P 500® Ex-Health Care ETF	S&P 500® Ex-Technology ETF	Hedged FTSE Europe ETF	Hedged FTSE Japan ETF	High Yield- Interest Rate Hedged	Investment Grade-Interest Rate Hedged
ASSETS:
Securities and Repurchase Agreements, at cost	$1,129,275	$2,230,426	$4,126,041	$4,190,256	$93,333,041	$141,578,769
Securities, at value	1,150,963	2,213,063	3,548,565	4,047,679	87,634,481	137,497,925
Repurchase Agreements, at value	2,068	7,863	8,544	—	3,464,979	2,890,573
Total Investment Securities	1,153,031	2,220,926	3,557,109	4,047,679	91,099,460	140,388,498
Cash	—	—	—	—	16	6,671
Foreign cash	—	—	7,092 †	9,188 ††	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	826,760	3,076,315
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	4,104	5,602	7,392	18,498	1,382,546	1,345,318
Receivable for investments sold	—	—	39,147	251,812	2,527,012	2,452,615
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	26,389	4,035	—	990
Receivable for variation margin on futures contracts	—	—	—	—	284,654	970,216
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	135,371	315,643	—	—
Prepaid expenses	—	—	—	—	1,616	2,100
Total Assets	1,157,135	2,226,528	3,772,500	4,646,855	96,122,064	148,242,723
LIABILITIES:
Cash overdraft	21	—	4	7,666	—	—
Due to custodian	—	—	—	—	—	—
Collateral upon return of deposit securities	—	—	—	—	—	—
Payable for investments purchased	—	—	82,101	508,564	3,536,689	3,676,379
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	374	482	881	745	37,251	33,736
Management Services fees payable	—	—	—	—	—	—
Custodian fees payable	—	—	—	—	—	—
Administration fees payable	—	—	—	—	—	—
Trustee fees payable	20	20	31	35	806	1,198
Listing, Data and related fees payable	—	—	—	—	—	—
Professional fees payable	2	1	2	2	6,387	6,518
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	92,872	6,923	—	—
Other liabilities	8	14	5	3	9,017	10,034
Total Liabilities	425	517	175,896	523,938	3,590,150	3,727,865
NET ASSETS	$1,156,710	$2,226,011	$3,596,604	$4,122,917	$92,531,914	$144,514,858
NET ASSETS CONSIST OF:
Paid in Capital	$748,938	$1,903,624	$6,009,169	$8,996,992	$119,580,432	$156,756,395
Accumulated undistributed net investment income (loss)	9,114	9,704	38,292	15,021	342,453	331,965
Accumulated net realized gains (losses) on investments	374,902	322,183	(1,923,129)	(5,052,891)	(25,432,121)	(11,953,447)
Net unrealized appreciation (depreciation) on:
Investments	23,756	(9,500)	(568,932)	(142,577)	(2,233,581)	(1,190,271)
Futures contracts	—	—	—	—	274,731	570,216
Non-exchange traded swap agreements	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	41,204	306,372	—	—
NET ASSETS	$1,156,710	$2,226,011	$3,596,604	$4,122,917	$92,531,914	$144,514,858
Shares (unlimited number of shares authorized, no par value)	25,001	50,001	100,001	125,001	1,375,001	1,925,001
Net Asset Value	$46.27	$44.52	$35.97	$32.98	$67.30	$75.07

†  Cost of $7,143.

††  Cost of $9,296.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2016 (UNAUDITED) :: 81

	Short Term USD Emerging Markets Bond ETF	USD Covered Bond	German Sovereign/ Sub-Sovereign ETF	Hedge Replication ETF	Managed Futures Strategy ETF(1)	Merger ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$7,720,718	$6,557,098	$3,903,897	$29,730,133	$3,349,445	$5,301,174
Securities, at value	7,549,644	6,448,321	3,460,564	25,738,763	—	5,235,402
Repurchase Agreements, at value	198,203	85,855	23,988	4,325,870	3,349,445	139,863
Total Investment Securities	7,747,847	6,534,176	3,484,552	30,064,633	3,349,445	5,375,265
Cash	2	—	242	—	581,452	—
Foreign cash	—	—	7,120 †	—	—	6,278 ††
Segregated cash balances with brokers for futures contracts	—	—	—	62,645	143,924	—
Segregated cash balances with custodian for swap agreements	—	—	—	590,000	—	309,434
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—	—	—
Dividends and interest receivable	98,836	25,240	31,335	2,333	—	3,193
Receivable for investments sold	153,511	—	—	263	—	25,351
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	6,800	5,894	7,476	4,559	—	7,116
Reclaims receivable	—	—	—	—	—	941
Receivable for variation margin on futures contracts	—	—	—	11,042	25,291	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	1,486,847	—	20,369
Unrealized appreciation on forward currency contracts	—	—	—	—	—	27,477
Prepaid expenses	302	1,370	1,342	957	—	935
Total Assets	8,007,298	6,566,680	3,532,067	32,223,279	4,100,112	5,776,359
LIABILITIES:
Cash overdraft	—	19	—	186	—	101
Due to custodian	—	—	—	—	—	25,351
Collateral upon return of deposit securities	—	—	—	—	—	—
Payable for investments purchased	297,900	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	—	2,485	—
Management Services fees payable	—	—	—	—	—	—
Custodian fees payable	2,020	127	444	38,968	—	1,145
Administration fees payable	11,706	10,842	10,444	11,663	—	10,502
Trustee fees payable	68	58	31	283	35	47
Listing, Data and related fees payable	2,541	—	1,974	17,169	—	19,997
Professional fees payable	8,540	8,532	8,501	8,792	5	7,924
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	—	137,597	—	348,640
Unrealized depreciation on forward currency contracts	—	—	—	—	—	9,079
Other liabilities	816	241	515	3,140	36	485
Total Liabilities	323,591	19,819	21,909	217,798	2,561	423,271
NET ASSETS	$7,683,707	$6,546,861	$3,510,158	$32,005,481	$4,097,551	$5,353,088
NET ASSETS CONSIST OF:
Paid in Capital	$8,053,099	$6,563,607	$4,132,779	$30,247,448	$4,037,035	$5,926,766
Accumulated undistributed net investment income (loss)	20,260	3,878	2,612	(436,570)	(21,127)	(7,588)
Accumulated net realized gains (losses) on investments	(416,781)	2,298	(204,342)	376,512	(56,661)	(330,239)
Net unrealized appreciation (depreciation) on:
Investments	27,129	(22,922)	(419,345)	334,500	—	74,091
Futures contracts	—	—	—	134,341	138,304	—
Non-exchange traded swap agreements	—	—	—	1,349,250	—	(328,271)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	(1,546)	—	—	18,329
NET ASSETS	$7,683,707	$6,546,861	$3,510,158	$32,005,481	$4,097,551	$5,353,088
Shares (unlimited number of shares authorized, no par value)	100,001	65,001	100,001	750,000	100,001	150,001
Net Asset Value	$76.84	$100.72	$35.10	$42.67	$40.98	$35.69

†  Cost of $7,195.

††  Cost of $6,287.

(1)  Consolidated Statement of Assets and Liabilities.
See accompanying notes to the financial statements.

82 :: NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	RAFI® Long/Short	K-1 Free Crude Oil Strategy ETF(1)	Inflation Expectations ETF	CDS Short North American HY Credit ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$35,446,994	$4,900,490	$14,015,532	$3,420,161
Securities, at value	39,524,480	—	12,006,784	—
Repurchase Agreements, at value	590,174	4,900,490	2,061,489	3,420,161
Total Investment Securities	40,114,654	4,900,490	14,068,273	3,420,161
Cash	—	474,684	10	299
Foreign cash	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	398,750	—	—
Segregated cash balances with custodian for swap agreements	127,321	—	132,000	—
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	112,272
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	—
Dividends and interest receivable	104,892	—	34,380	—
Receivable for investments sold	10,364	—	—	—
Receivable for capital shares issued	—	—	—	—
Receivable from Advisor	—	—	7,455	—
Reclaims receivable	—	—	—	—
Receivable for variation margin on futures contracts	—	526,247	—	—
Unrealized appreciation on non-exchange traded swap agreements	625,503	—	320,177	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Prepaid expenses	1,305	—	2,010	1,147
Total Assets	40,984,039	6,300,171	14,564,305	3,533,879
LIABILITIES:
Cash overdraft	10,358	—	—	—
Due to custodian	—	—	—	—
Collateral upon return of deposit securities	—	—	—	—
Payable for investments purchased	—	28	—	—
Payable for capital shares redeemed	—	—	—	—
Advisory fees payable	21,188	3,118	—	7,345
Management Services fees payable	3,262	—	—	3,704
Custodian fees payable	22,120	—	192	424
Administration fees payable	10,834	—	10,425	5,724
Trustee fees payable	352	54	45	1,248
Listing, Data and related fees payable	11,411	—	1,526	—
Professional fees payable	8,887	10	8,507	9,228
Payable for variation margin on centrally cleared swap agreements	—	—	—	8,144
Payable for variation margin on futures contracts	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	899,329	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—
Other liabilities	1,702	14	322	676
Total Liabilities	989,443	3,224	21,017	36,493
NET ASSETS	$39,994,596	$6,296,947	$14,543,288	$3,497,386
NET ASSETS CONSIST OF:
Paid in Capital	$53,840,206	$6,110,041	$15,700,015	$4,590,141
Accumulated undistributed net investment income (loss)	164,539	(5,273)	13,292	287,594
Accumulated net realized gains (losses) on investments	(18,403,983)	(346,105)	(1,542,937)	(1,313,210)
Net unrealized appreciation (depreciation) on:
Investments	4,667,660	—	52,741	—
Futures contracts	—	538,284	—	—
Non-exchange traded swap agreements	(273,826)	—	320,177	—
Centrally cleared swap agreements	—	—	—	(67,139)
Foreign currency transactions	—	—	—	—
NET ASSETS	$39,994,596	$6,296,947	$14,543,288	$3,497,386
Shares (unlimited number of shares authorized, no par value)	1,000,000	300,001	500,001	100,001
Net Asset Value	$39.99	$20.99	$29.09	$34.97

(1)  Consolidated Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2016 (UNAUDITED) :: 83

STATEMENTS OF OPERATIONS

84 :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	S&P 500 Dividend Aristocrats ETF	S&P MidCap 400 Dividend Aristocrats ETF	Russell 2000 Dividend Growers ETF	MSCI EAFE Dividend Growers ETF	MSCI Europe Dividend Growers ETF	MSCI Emerging Markets Dividend Growers ETF
	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016
INVESTMENT INCOME:
Dividends	$34,608,065	$1,739,125	$1,739,648	$321,256	$77,747	$104,315
Interest	3,124	402	338	59	16	73
Foreign withholding tax on income	—	—	—	(19,189)	(3,423)	(10,354)
Total Investment Income	34,611,189	1,739,527	1,739,986	302,126	74,340	94,034
EXPENSES:
Advisory fees (Note 4)	4,082,370	318,128	294,286	83,225	20,674	19,710
Management Services fees (Note 4)	758,283	45,054	40,805	11,143	2,557	2,059
Professional fees	28,041	7,246	7,051	6,203	6,254	5,762
Administration fees (Note 5)	100,316	43,434	42,919	31,392	4,303	3,835
Custodian fees (Note 6)	91,734	15,893	16,470	20,540	9,523	19,900
Printing and Shareholder reports	172,109	11,257	8,342	2,652	883	854
Listing, Data and related fees (Note 7)	303,494	9,525	19,591	4,556	1,242	772
Trustees fees (Note 8)	25,459	2,020	1,855	345	53	50
Other fees	78,973	4,868	4,292	3,591	4,750 (1)	5,203	(2)
Total Gross Expenses before fees waived and/or reimbursed	5,640,779	457,425	435,611	163,647	50,239	58,145
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(1,534,897)	(137,041)	(139,263)	(80,087)	(29,508)	(38,368)
Total Net Expenses	4,105,882	320,384	296,348	83,560	20,731	19,777
Net Investment Income (Loss)	30,505,307	1,419,143	1,443,638	218,566	53,609	74,257
NET REALIZED GAIN (LOSS) ON:
Investments	(5,514,161)	123,651	945,853	(1,129,554)	(35,110)	(183,835	)(3)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	26,149,510	3,530,178	4,914,499	383,530	(178,698)	271,817
Foreign currency transactions	—	—	—	(6,080)	(1,580)	9,509
Net realized gain (loss)	20,635,349	3,653,829	5,860,352	(752,104)	(215,388)	97,491
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(22,140,102)	8,521,667	15,820,677	(2,691,953)	(723,864)	(214,530)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	(3,632)	(77)	(1,058)
Change in net unrealized appreciation/depreciation	(22,140,102)	8,521,667	15,820,677	(2,695,585)	(723,941)	(215,588)
Net realized and unrealized gain (loss)	(1,504,753)	12,175,496	21,681,029	(3,447,689)	(939,329)	(118,097)
Change in Net Assets Resulting from Operations	$29,000,554	$13,594,639	$23,124,667	$(3,229,123)	$(885,720)	$(43,840)

(1)  Miscellaneous other expenses in the amount of $3,237 are included as a component of "Other fees".

(2)  Miscellaneous other expenses in the amount of $14,704 are included as a component of "Other fees".

(3)  Net of India capital gains tax of $(7,085).

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: 85

	Morningstar Alternatives Solution ETF		DJ Brookfield Global Infrastructure ETF	Global Listed Private Equity ETF	Large Cap Core Plus	S&P 500® Ex-Energy ETF	S&P 500® Ex-Financials ETF
	Six Months Ended November 30, 2016		Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016
INVESTMENT INCOME:
Dividends	$166,466	(1)	$507,174	$290,463	$4,238,528	$97,505	$23,306
Interest	617		82	50	16,631	28	9
Foreign withholding tax on income	—		(25,719)	(5,261)	—	—	—
Total Investment Income	167,083		481,537	285,252	4,255,159	97,533	23,315
EXPENSES:
Advisory fees (Note 4)	7,265		68,701	22,707	1,536,533	12,016	2,907
Management Services fees (Note 4)	10,378		15,267	4,541	204,868	—	—
Professional fees	8,883		9,021	8,773	13,588	27	7
Administration fees (Note 5)	11,587		42,498	41,941	91,602	—	—
Custodian fees (Note 6)	569		22,702	6,159	49,605	—	—
Printing and Shareholder reports	2,582		2,615	982	34,894	—	—
Listing, Data and related fees (Note 7)	32,063		11,583	17,022	18,187	—	—
Trustees fees (Note 8)	276		383	126	5,868	96	38
Other fees	2,619		2,877	2,158	14,435	43	10
Total Gross Expenses before fees waived and/or reimbursed	76,222		175,647	104,409	1,969,580	12,182	2,962
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(56,910)		(106,767)	(77,086)	(1,044,755)	—	—
Total Net Expenses	19,312		68,880	27,323	924,825	12,182	2,962
Net Investment Income (Loss)	147,771		412,657	257,929	3,330,334	85,351	20,353
NET REALIZED GAIN (LOSS) ON:
Investments	(162,165	)(2)	(125,415)	(101,312)	1,055,414	8,600	(7,175)
Futures contracts	—		—	—	—	—	—
Non-exchange traded swap agreements	—		—	—	3,819,828	—	—
Centrally cleared swap agreements	—		—	—	—	—	—
In-kind redemptions of investments	35,007	(2)	—	90,532	2,776,693	599,337	253,035
Foreign currency transactions	—		(10,931)	(5,953)	—	—	—
Net realized gain (loss)	(127,158)		(136,346)	(16,733)	7,651,935	607,937	245,860
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—		(530,399)	19,484	20,115,799	(219,448)	(183,755)
Investments in Affiliated Underlying Funds	78,211		—	—	—	—	—
Futures contracts	—		—	—	—	—	—
Non-exchange traded swap agreements	—		—	—	(1,117,224)	—	—
Centrally cleared swap agreements	—		—	—	—	—	—
Foreign currency translations	—		301	(298)	—	—	—
Change in net unrealized appreciation/depreciation	78,211		(530,098)	19,186	18,998,575	(219,448)	(183,755)
Net realized and unrealized gain (loss)	(48,947)		(666,444)	2,453	26,650,510	388,489	62,105
Change in Net Assets Resulting from Operations	$98,824		$(253,787)	$260,382	$29,980,844	$473,840	$82,458

(1)  Amount represents dividend income received from affiliated Underlying ETFs of $166,466.

(2)  Amount represents net realized gain/loss on the sale of investments in affiliated Underlying ETFs of $(127,158) and distributions of realized gain received from affiliated Underlying ETFs of $0.

See accompanying notes to the financial statements.

86 :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	S&P 500® Ex-Health Care ETF	S&P 500® Ex-Technology ETF	Hedged FTSE Europe ETF	Hedged FTSE Japan ETF	High Yield- Interest Rate Hedged	Investment Grade-Interest Rate Hedged
	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016
INVESTMENT INCOME:
Dividends	$24,443	$30,728	$59,344	$41,720	$—	$—
Interest	9	11	22	—	2,837,496	2,302,705
Foreign withholding tax on income	—	—	(4,999)	(12,908)	—	—
Total Investment Income	24,452	30,739	54,367	28,812	2,837,496	2,302,705
EXPENSES:
Advisory fees (Note 4)	2,913	3,642	6,953	4,836	224,951	185,370
Management Services fees (Note 4)	—	—	—	—	29,781	39,782
Professional fees	7	8	30	26	6,652	6,867
Administration fees (Note 5)	—	—	—	—	42,026	47,941
Custodian fees (Note 6)	—	—	—	—	3,493	4,516
Printing and Shareholder reports	—	—	—	—	6,635	8,204
Listing, Data and related fees (Note 7)	—	—	—	—	16,281	17,299
Trustees fees (Note 8)	38	32	181	171	1,124	1,766
Other fees	11	14	47	41	3,225	4,677
Total Gross Expenses before fees waived and/or reimbursed	2,969	3,696	7,211	5,074	334,168	316,422
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	(108,059)	(129,489)
Total Net Expenses	2,969	3,696	7,211	5,074	226,109	186,933
Net Investment Income (Loss)	21,483	27,043	47,156	23,738	2,611,387	2,115,772
NET REALIZED GAIN (LOSS) ON:
Investments	(5,039)	169	(27,870)	(49,361)	(1,048,704)	661,107
Futures contracts	—	—	—	—	1,331,407	5,338,750
Non-exchange traded swap agreements	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	272,302	266,652	(121,828)	51,127	—	—
Foreign currency transactions	—	—	476,502	(83,346)	—	—
Net realized gain (loss)	267,263	266,821	326,804	(81,580)	282,703	5,999,857
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(147,123)	(144,258)	(141,354)	145,923	3,358,233	(3,787,000)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	209,575	555,148
Non-exchange traded swap agreements	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	(78,608)	131,212	—	—
Change in net unrealized appreciation/depreciation	(147,123)	(144,258)	(219,962)	277,135	3,567,808	(3,231,852)
Net realized and unrealized gain (loss)	120,140	122,563	106,842	195,555	3,850,511	2,768,005
Change in Net Assets Resulting from Operations	$141,623	$149,606	$153,998	$219,293	$6,461,898	$4,883,777

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: 87

	Short Term USD Emerging Markets Bond ETF	USD Covered Bond	German Sovereign/ Sub-Sovereign ETF	Hedge Replication ETF	Managed Futures Strategy ETF(1)	Merger ETF
	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$25,776	$—	$33,938
Interest	161,710	60,999	9,274	42,442	5,595	183
Foreign withholding tax on income	—	—	—	(8)	—	(394)
Total Investment Income	161,710	60,999	9,274	68,210	5,595	33,727
EXPENSES:
Advisory fees (Note 4)	18,584	11,597	6,578	130,071	17,730	24,070
Management Services fees (Note 4)	3,717	3,314	1,880	17,343	—	3,209
Professional fees	8,755	8,745	8,713	9,050	17	8,938
Administration fees (Note 5)	45,151	42,663	41,459	45,375	—	41,984
Custodian fees (Note 6)	3,466	329	858	109,585	—	3,685
Printing and Shareholder reports	768	514	216	2,826	—	238
Listing, Data and related fees (Note 7)	4,158	11,309	14,090	53,585	—	17,022
Trustees fees (Note 8)	92	84	45	451	33	80
Other fees	2,057	2,079	1,985	3,073	26	2,103
Total Gross Expenses before fees waived and/or reimbursed	86,748	80,634	75,824	371,359	17,806	101,329
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(68,113)	(69,005)	(67,345)	(206,137)	—	(77,198)
Total Net Expenses	18,635	11,629	8,479	165,222	17,806	24,131
Net Investment Income (Loss)	143,075	49,370	795	(97,012)	(12,211)	9,596
NET REALIZED GAIN (LOSS) ON:
Investments	2,539	4,139	(125,258)	(84,095)	(59,420)	45,619
Futures contracts	—	—	—	22,772	91,168	—
Non-exchange traded swap agreements	—	—	(7,278)	(80,464)	—	(31,415)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	49,771	63,144	—	22,048
Foreign currency transactions	—	—	(2,228)	—	—	64,136
Net realized gain (loss)	2,539	4,139	(84,993)	(78,643)	31,748	100,388
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	16,857	(67,123)	(116,581)	322,222	—	(149,042)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	93,405	62,327	—
Non-exchange traded swap agreements	—	—	—	255,700	—	(109,066)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	1,540	—	—	(27,649)
Change in net unrealized appreciation/depreciation	16,857	(67,123)	(115,041)	671,327	62,327	(285,757)
Net realized and unrealized gain (loss)	19,396	(62,984)	(200,034)	592,684	94,075	(185,369)
Change in Net Assets Resulting from Operations	$162,471	$(13,614)	$(199,239)	$495,672	$81,864	$(175,773)

(1)  Consolidated Statement of Operations.

See accompanying notes to the financial statements.

88 :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	RAFI® Long/Short	K-1 Free Crude Oil Strategy ETF(1)	Inflation Expectations ETF	CDS Short North American HY Credit ETF
	Six Months Ended November 30, 2016	September 26, 2016* through November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016
INVESTMENT INCOME:
Dividends	$472,570	$—	$—	$—
Interest	4,951	1,945	56,517	11,416
Foreign withholding tax on income	(22)	—	—	—
Total Investment Income	477,499	1,945	56,517	11,416
EXPENSES:
Advisory fees (Note 4)	150,955	7,139	10,209	35,100
Management Services fees (Note 4)	20,127	—	1,856	5,400
Professional fees	9,111	10	8,720	9,441
Administration fees (Note 5)	43,143	—	41,425	24,557
Custodian fees (Note 6)	33,490	—	384	1,241
Printing and Shareholder reports	5,552	—	216	395
Listing, Data and related fees (Note 7)	35,773	—	10,891	1,981
Trustees fees (Note 8)	492	55	55	1,270
Other fees	3,052	14	1,975	2,104
Total Gross Expenses before fees waived and/or reimbursed	301,695	7,218	75,731	81,489
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(109,949)	—	(64,998)	(54,424)
Total Net Expenses	191,746	7,218	10,733	27,065
Net Investment Income (Loss)	285,753	(5,273)	45,784	(15,649)
NET REALIZED GAIN (LOSS) ON:
Investments	81,354	—	—	(76)
Futures contracts	—	(346,105)	—	—
Non-exchange traded swap agreements	(4,487,290)	—	—	—
Centrally cleared swap agreements	—	—	—	(692,444)
In-kind redemptions of investments	150,485	—	—	—
Foreign currency transactions	—	—	—	—
Net realized gain (loss)	(4,255,451)	(346,105)	—	(692,520)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	2,870,315	—	33,109	—
Investments in Affiliated Underlying Funds	—	—	—	—
Futures contracts	—	538,284	—	—
Non-exchange traded swap agreements	2,205,766	—	307,724	—
Centrally cleared swap agreements	—	—	—	17,007
Foreign currency translations	—	—	—	—
Change in net unrealized appreciation/depreciation	5,076,081	538,284	340,833	17,007
Net realized and unrealized gain (loss)	820,630	192,179	340,833	(675,513)
Change in Net Assets Resulting from Operations	$1,106,383	$186,906	$386,617	$(691,162)

*  Commencement of investment operations.

(1)  Consolidated Statement of Operations.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: 89

STATEMENTS OF CHANGES IN NET ASSETS

90 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	S&P 500 Dividend Aristocrats ETF		S&P MidCap 400 Dividend Aristocrats ETF		Russell 2000 Dividend Growers ETF
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$30,505,307	$23,675,387	$1,419,143	$391,750	$1,443,638	$430,932
Net realized gain (loss)	20,635,349	5,751,585	3,653,829	519,230	5,860,352	699,447
Change in net unrealized appreciation/depreciation	(22,140,102)	79,290,771	8,521,667	3,845,169	15,820,677	4,642,886
Change in Net Assets Resulting from Operations	29,000,554	108,717,743	13,594,639	4,756,149	23,124,667	5,773,265
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(21,404,343)	(19,766,251)	(895,026)	(262,973)	(835,862)	(247,951)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(21,404,343)	(19,766,251)	(895,026)	(262,973)	(835,862)	(247,951)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	771,680,217	1,140,815,115	186,892,669	87,909,842	204,138,629	86,635,708
Cost of shares redeemed	(125,973,445)	(54,531,745)	(25,476,865)	(21,629,769)	(34,197,059)	(12,000,481)
Change in net assets resulting from capital transactions	645,706,772	1,086,283,370	161,415,804	66,280,073	169,941,570	74,635,227
Change in net assets	653,302,983	1,175,234,862	174,115,417	70,773,249	192,230,375	80,160,541
NET ASSETS:
Beginning of period	$1,918,335,796	$743,100,934	$77,829,524	$7,056,275	$85,089,249	$4,928,708
End of period	$2,571,638,779	$1,918,335,796	$251,944,941	$77,829,524	$277,319,624	$85,089,249
Accumulated undistributed net investment income (loss) included in end of period net assets	$15,917,247	$6,816,283	$670,941	$146,824	$802,378	$194,602
SHARE TRANSACTIONS:
Beginning of period	36,100,001	14,750,001	1,725,001	175,001	1,900,001	125,001
Issued	100,000	2,000,000	250,000	425,000	125,000	175,000
Issued in-kind	14,100,000	20,450,000	3,750,000	1,675,000	4,100,000	1,900,000
Redeemed	—	—	—	—	—	—
Redemption in-kind	(2,350,000)	(1,100,000)	(550,000)	(550,000)	(725,000)	(300,000)
Shares outstanding, end of period	47,950,001	36,100,001	5,175,001	1,725,001	5,400,001	1,900,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 91

	MSCI EAFE Dividend Growers ETF		MSCI Europe Dividend Growers ETF		MSCI Emerging Markets Dividend Growers ETF
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	September 9, 2015* through May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	January 25, 2016* through May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$218,566	$696,794	$53,609	$94,437	$74,257	$35,327
Net realized gain (loss)	(752,104)	(1,106,098)	(215,388)	(458,378)	97,491	42,110
Change in net unrealized appreciation/depreciation	(2,695,585)	(510,362)	(723,941)	(73,862)	(215,588)	316,390
Change in Net Assets Resulting from Operations	(3,229,123)	(919,666)	(885,720)	(437,803)	(43,840)	393,827
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(595,767)	(299,771)	(102,345)	(26,774)	(79,927)	(10,955)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(595,767)	(299,771)	(102,345)	(26,774)	(79,927)	(10,955)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	15,207,595	19,832,276	1,906,883	11,663,671	3,603,251	7,585,765
Cost of shares redeemed	(6,807,234)	—	(2,580,082)	(4,411,856)	(3,446,128)	(3,689)
Change in net assets resulting from capital transactions	8,400,361	19,832,276	(673,199)	7,251,815	157,123	7,582,076
Change in net assets	4,575,471	18,612,839	(1,661,264)	6,787,238	33,356	7,964,948
NET ASSETS:
Beginning of period	$30,420,948	$11,808,109	$6,787,238	$—	$7,964,948	$—
End of period	$34,996,419	$30,420,948	$5,125,974	$6,787,238	$7,998,304	$7,964,948
Accumulated undistributed net investment income (loss) included in end of period net assets	$122,365	$499,566	$18,856	$67,592	$18,702	$24,372
SHARE TRANSACTIONS:
Beginning of period	850,001	300,001	175,001	—	175,001	—
Issued	—	—	—	1	—	1
Issued in-kind	450,000	550,000	50,000	300,000	75,000	175,000
Redeemed	—	—	—	—	—	—
Redemption in-kind	(200,000)	—	(75,000)	(125,000)	(75,000)	—
Shares outstanding, end of period	1,100,001	850,001	150,001	175,001	175,001	175,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

92 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Morningstar Alternatives Solution ETF		DJ Brookfield Global Infrastructure ETF		Global Listed Private Equity ETF
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$147,771	$597,024	$412,657	$649,789	$257,929	$678,001
Net realized gain (loss)	(127,158)	(1,162,431)	(136,346)	(1,443,017)	(16,733)	(79,896)
Change in net unrealized appreciation/depreciation	78,211	(384,040)	(530,098)	(550,562)	19,186	(830,625)
Change in Net Assets Resulting from Operations	98,824	(949,447)	(253,787)	(1,343,790)	260,382	(232,520)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(149,626)	(549,146)	(360,178)	(758,752)	(183,599)	(1,472,219)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	(99,109)	(275,770)	(106,734)	—
Total distributions	(149,626)	(549,146)	(459,287)	(1,034,522)	(290,333)	(1,472,219)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	14,493,771	3,982,315	13,635,546	2,843,048	2,079,552
Cost of shares redeemed	(3,053,511)	(14,627,961)	—	(10,398,134)	(2,786,922)	(5,621,822)
Change in net assets resulting from capital transactions	(3,053,511)	(134,190)	3,982,315	3,237,412	56,126	(3,542,270)
Change in net assets	(3,104,313)	(1,632,783)	3,269,241	859,100	26,175	(5,247,009)
NET ASSETS:
Beginning of period	$21,825,493	$23,458,276	$28,387,768	$27,528,668	$9,499,123	$14,746,132
End of period	$18,721,180	$21,825,493	$31,657,009	$28,387,768	$9,525,298	$9,499,123
Accumulated undistributed net investment income (loss) included in end of period net assets	$(5,926)	$(4,071)	$(198,064)	$(250,543)	$(505,510)	$(579,840)
SHARE TRANSACTIONS:
Beginning of period	570,001	580,001	725,001	625,001	250,001	350,001
Issued	—	—	—	—	—	—
Issued in-kind	—	370,000	100,000	375,000	75,000	50,000
Redeemed	—	(60,000)	—	—	—	—
Redemption in-kind	(80,000)	(320,000)	—	(275,000)	(75,000)	(150,000)
Shares outstanding, end of period	490,001	570,001	825,001	725,001	250,001	250,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 93

	Large Cap Core Plus		S&P 500® Ex-Energy ETF		S&P 500® Ex-Financials ETF
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	September 22, 2015* through May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	September 22, 2015* through May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$3,330,334	$7,010,062	$85,351	$77,602	$20,353	$49,907
Net realized gain (loss)	7,651,935	8,298,864	607,937	5,561	245,860	100,800
Change in net unrealized appreciation/depreciation	18,998,575	(12,393,845)	(219,448)	523,678	(183,755)	163,941
Change in Net Assets Resulting from Operations	29,980,844	2,915,081	473,840	606,841	82,458	314,648
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,752,882)	(6,983,188)	(74,564)	(49,783)	(19,579)	(42,226)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(2,752,882)	(6,983,188)	(74,564)	(49,783)	(19,579)	(42,226)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	115,028,116	38,785,427	4,432,150	8,107,147	2,223,263	4,000,040
Cost of shares redeemed	(22,970,623)	(132,793,624)	(4,436,464)	(3)	(3,332,695)	(2,104,427)
Change in net assets resulting from capital transactions	92,057,493	(94,008,197)	(4,314)	8,107,144	(1,109,432)	1,895,613
Change in net assets	119,285,455	(98,076,304)	394,962	8,664,202	(1,046,553)	2,168,035
NET ASSETS:
Beginning of period	$390,650,701	$488,727,005	$8,664,202	$—	$2,168,035	$—
End of period	$509,936,156	$390,650,701	$9,059,164	$8,664,202	$1,121,482	$2,168,035
Accumulated undistributed net investment income (loss) included in end of period net assets	$1,672,612	$1,095,160	$38,606	$27,819	$8,455	$7,681
SHARE TRANSACTIONS:
Beginning of period	7,625,000	9,600,000	200,001	—	50,001	—
Issued	50,000	25,000	100,000	100,001	50,000	100,001
Issued in-kind	2,150,000	775,000	—	100,000	—	—
Redeemed	—	(25,000)	—	—	—	—
Redemption in-kind	(450,000)	(2,750,000)	(100,000)	—	(75,000)	(50,000)
Shares outstanding, end of period	9,375,000	7,625,000	200,001	200,001	25,001	50,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

94 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	S&P 500® Ex-Health Care ETF		S&P 500® Ex-Technology ETF		Hedged FTSE Europe ETF
	Six Months Ended November 30, 2016 (Unaudited)	September 22, 2015* through May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	September 22, 2015* through May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	June 23, 2015* through May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$21,483	$52,413	$27,043	$51,893	$47,156	$463,427
Net realized gain (loss)	267,263	107,639	266,821	55,362	326,804	(2,106,574)
Change in net unrealized appreciation/depreciation	(147,123)	170,879	(144,258)	134,758	(219,962)	(307,766)
Change in Net Assets Resulting from Operations	141,623	330,931	149,606	242,013	153,998	(1,950,913)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(20,305)	(44,477)	(26,808)	(42,424)	(233,577)	(382,073)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	(1,907)	—
Total distributions	(20,305)	(44,477)	(26,808)	(42,424)	(235,484)	(382,073)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,223,904	4,000,040	2,153,361	5,068,541	—	25,834,936
Cost of shares redeemed	(3,363,902)	(2,111,104)	(3,258,403)	(2,059,875)	(1,778,558)	(18,045,302)
Change in net assets resulting from capital transactions	(1,139,998)	1,888,936	(1,105,042)	3,008,666	(1,778,558)	7,789,634
Change in net assets	(1,018,680)	2,175,390	(982,244)	3,208,255	(1,860,044)	5,456,648
NET ASSETS:
Beginning of period	$2,175,390	$—	$3,208,255	$—	$5,456,648	$—
End of period	$1,156,710	$2,175,390	$2,226,011	$3,208,255	$3,596,604	$5,456,648
Accumulated undistributed net investment income (loss) included in end of period net assets	$9,114	$7,936	$9,704	$9,469	$38,292	$224,713
SHARE TRANSACTIONS:
Beginning of period	50,001	—	75,001	—	150,001	—
Issued	50,000	100,001	50,000	100,001	—	100,001
Issued in-kind	—	—	—	25,000	—	550,000
Redeemed	—	—	—	—	—	(450,000)
Redemption in-kind	(75,000)	(50,000)	(75,000)	(50,000)	(50,000)	(50,000)
Shares outstanding, end of period	25,001	50,001	50,001	75,001	100,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 95

	Hedged FTSE Japan ETF		High Yield-Interest Rate Hedged		Investment Grade-Interest Rate Hedged
	Six Months Ended November 30, 2016 (Unaudited)	June 23, 2015* through May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$23,738	$334,458	$2,611,387	$6,287,165	$2,115,772	$5,308,995
Net realized gain (loss)	(81,580)	(4,610,927)	282,703	(14,218,465)	5,999,857	(10,129,677)
Change in net unrealized appreciation/depreciation	277,135	(113,340)	3,567,808	(2,688,649)	(3,231,852)	2,975,736
Change in Net Assets Resulting from Operations	219,293	(4,389,809)	6,461,898	(10,619,949)	4,883,777	(1,844,946)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(136,006)	(567,553)	(2,546,837)	(6,371,580)	(2,109,687)	(5,404,560)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(136,006)	(567,553)	(2,546,837)	(6,371,580)	(2,109,687)	(5,404,560)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	723,377	30,433,784	—	12,635,618	22,376,630	22,674,195
Cost of shares redeemed	(1,471,518)	(20,688,651)	—	(35,514,929)	—	(53,109,105)
Change in net assets resulting from capital transactions	(748,141)	9,745,133	—	(22,879,311)	22,376,630	(30,434,910)
Change in net assets	(664,854)	4,787,771	3,915,061	(39,870,840)	25,150,720	(37,684,416)
NET ASSETS:
Beginning of period	$4,787,771	$—	$88,616,853	$128,487,693	$119,364,138	$157,048,554
End of period	$4,122,917	$4,787,771	$92,531,914	$88,616,853	$144,514,858	$119,364,138
Accumulated undistributed net investment income (loss) included in end of period net assets	$15,021	$127,289	$342,453	$277,903	$331,965	$325,880
SHARE TRANSACTIONS:
Beginning of period	150,001	—	1,375,001	1,750,001	1,625,001	2,050,001
Issued	—	100,001	—	175,000	25,000	275,000
Issued in-kind	25,000	675,000	—	—	275,000	25,000
Redeemed	—	(450,000)	—	(450,000)	—	(650,000)
Redemption in-kind	(50,000)	(175,000)	—	(100,000)	—	(75,000)
Shares outstanding, end of period	125,001	150,001	1,375,001	1,375,001	1,925,001	1,625,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

96 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short Term USD Emerging Markets Bond ETF		USD Covered Bond		German Sovereign/Sub-Sovereign ETF
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$143,075	$381,256	$49,370	$92,544	$795	$8,747
Net realized gain (loss)	2,539	11,260	4,139	(3,633)	(84,993)	(135,591)
Change in net unrealized appreciation/depreciation	16,857	(22,767)	(67,123)	(1,144)	(115,041)	247,200
Change in Net Assets Resulting from Operations	162,471	369,749	(13,614)	87,767	(199,239)	120,356
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(164,819)	(379,072)	(49,536)	(92,403)	—	(2,154)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	(4,155)
Total distributions	(164,819)	(379,072)	(49,536)	(92,403)	—	(6,309)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,838,622	—	—	—	1,873,902	—
Cost of shares redeemed	—	(3,812,266)	—	—	(1,868,000)	—
Change in net assets resulting from capital transactions	3,838,622	(3,812,266)	—	—	5,902	—
Change in net assets	3,836,274	(3,821,589)	(63,150)	(4,636)	(193,337)	114,047
NET ASSETS:
Beginning of period	$3,847,433	$7,669,022	$6,610,011	$6,614,647	$3,703,495	$3,589,448
End of period	$7,683,707	$3,847,433	$6,546,861	$6,610,011	$3,510,158	$3,703,495
Accumulated undistributed net investment income (loss) included in end of period net assets	$20,260	$42,004	$3,878	$4,044	$2,612	$1,817
SHARE TRANSACTIONS:
Beginning of period	50,001	100,001	65,001	65,001	100,001	100,001
Issued	—	—	—	—	50,000	—
Issued in-kind	50,000	—	—	—	—	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	—	(50,000)	—	—	(50,000)	—
Shares outstanding, end of period	100,001	50,001	65,001	65,001	100,001	100,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 97

	Hedge Replication ETF		Managed Futures Strategy ETF(1)		Merger ETF
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	February 17, 2016* through May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(97,012)	$(253,761)	$(12,211)	$(8,916)	$9,596	$23,145
Net realized gain (loss)	(78,643)	19,541	31,748	(88,409)	100,388	(395,381)
Change in net unrealized appreciation/depreciation	671,327	(1,127,599)	62,327	75,977	(285,757)	432,990
Change in Net Assets Resulting from Operations	495,672	(1,361,819)	81,864	(21,348)	(175,773)	60,754
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(304)	—	—	(10,921)	(19,043)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(304)	—	—	(10,921)	(19,043)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,207,314	10,559,393	14,135,145	5,987,115	—	2,727,544
Cost of shares redeemed	(8,456,042)	(12,524,439)	(16,085,225)	—	(1,803,349)	(1,832,040)
Change in net assets resulting from capital transactions	(5,248,728)	(1,965,046)	(1,950,080)	5,987,115	(1,803,349)	895,504
Change in net assets	(4,753,056)	(3,327,169)	(1,868,216)	5,965,767	(1,990,043)	937,215
NET ASSETS:
Beginning of period	$36,758,537	$40,085,706	$5,965,767	$—	$7,343,131	$6,405,916
End of period	$32,005,481	$36,758,537	$4,097,551	$5,965,767	$5,353,088	$7,343,131
Accumulated undistributed net investment income (loss) included in end of period net assets	$(436,570)	$(339,558)	$(21,127)	$(8,916)	$(7,588)	$(6,263)
SHARE TRANSACTIONS:
Beginning of period	875,000	925,000	150,001	—	200,001	175,001
Issued	—	250,000	350,000	150,001	—	—
Issued in-kind	75,000	—	—	—	—	75,000
Redeemed	(100,000)	(25,000)	(400,000)	—	—	—
Redemption in-kind	(100,000)	(275,000)	—	—	(50,000)	(50,000)
Shares outstanding, end of period	750,000	875,000	100,001	150,001	150,001	200,001

*  Commencement of investment operations.

(1)  Consolidated Statement of Changes in Net Assets.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

98 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	RAFI® Long/Short		K-1 Free Crude Oil Strategy ETF(1)	Inflation Expectations ETF
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	September 26, 2016* through November 30, 2016 (Unaudited)	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$285,753	$747,723	$(5,273)	$45,784	$41,709
Net realized gain (loss)	(4,255,451)	(8,976,972)	(346,105)	—	(739,429)
Change in net unrealized appreciation/depreciation	5,076,081	7,020,339	538,284	340,833	376,666
Change in Net Assets Resulting from Operations	1,106,383	(1,208,910)	186,906	386,617	(321,054)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(216,438)	(755,145)	—	(34,161)	(51,819)
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	(216,438)	(755,145)	—	(34,161)	(51,819)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	27,202,168	11,456,709	10,758,145	3,026,134
Cost of shares redeemed	(1,954,374)	(34,397,287)	(5,346,668)	—	(3,089,193)
Change in net assets resulting from capital transactions	(1,954,374)	(7,195,119)	6,110,041	10,758,145	(63,059)
Change in net assets	(1,064,429)	(9,159,174)	6,296,947	11,110,601	(435,932)
NET ASSETS:
Beginning of period	$41,059,025	$50,218,199	$—	$3,432,687	$3,868,619
End of period	$39,994,596	$41,059,025	$6,296,947	$14,543,288	$3,432,687
Accumulated undistributed net investment income (loss) included in end of period net assets	$164,539	$95,224	$(5,273)	$13,292	$1,669
SHARE TRANSACTIONS:
Beginning of period	1,050,000	1,225,000	—	125,001	125,001
Issued	—	250,000	550,001	300,000	25,000
Issued in-kind	—	450,000	—	75,000	75,000
Redeemed	(25,000)	(250,000)	(250,000)	—	—
Redemption in-kind	(25,000)	(625,000)	—	—	(100,000)
Shares outstanding, end of period	1,000,000	1,050,000	300,001	500,001	125,001

*  Commencement of investment operations.

(1)  Consolidated Statement of Changes in Net Assets.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 99

	CDS Short North American HY Credit ETF
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(15,649)	$(24,988)
Net realized gain (loss)	(692,520)	(47,693)
Change in net unrealized appreciation/depreciation	17,007	13,848
Change in Net Assets Resulting from Operations	(691,162)	(58,833)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—
Net realized gains on investments	—	—
Tax return of capital	—	—
Total distributions	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	163,246,047	2,350
Cost of shares redeemed	(162,738,079)	(3,907,198)
Change in net assets resulting from capital transactions	507,968	(3,904,848)
Change in net assets	(183,194)	(3,963,681)
NET ASSETS:
Beginning of period	$3,680,580	$7,644,261
End of period	$3,497,386	$3,680,580
Accumulated undistributed net investment income (loss) included in end of period net assets	$287,594	$303,243
SHARE TRANSACTIONS:
Beginning of period	100,001	200,001
Issued	4,600,000	—
Issued in-kind	—	—
Redeemed	(4,600,000)	(100,000)
Redemption in-kind	—	—
Shares outstanding, end of period	100,001	100,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

100 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

FINANCIAL HIGHLIGHTS

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 101

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P 500 Dividend Aristocrats ETF
Six Months ended November 30, 2016 (Unaudited)	$53.14	$0.71	$0.30	(i)	$—	$1.01	$(0.52)	$—	$—	$(0.52)	$53.63	1.90%	1.88%
Year ended May 31, 2016	50.38	1.11	2.65		—	3.76	(1.00)	—	—	(1.00)	53.14	7.64	7.69
Year ended May 31, 2015	45.59	1.03	4.58		—	5.61	(0.82)	—	—	(0.82)	50.38	12.39	12.29
October 9, 2013* through May 31, 2014	40.00	0.58	5.32		—	5.90	(0.31)	—	—	(0.31)	45.59	14.79	14.85
S&P MidCap 400 Dividend Aristocrats ETF
Six Months ended November 30, 2016 (Unaudited)	45.12	0.41	3.46		—	3.87	(0.30)	—	—	(0.30)	48.69	8.61	8.68
Year ended May 31, 2016	40.32	0.82	4.65		—	5.47	(0.67)	—	—	(0.67)	45.12	13.81	12.88
February 3, 2015* through May 31, 2015	40.00	0.24	0.18		—	0.42	(0.10)	—	—	(0.10)	40.32	1.07	1.99
Russell 2000 Dividend Growers ETF
Six Months ended November 30, 2016 (Unaudited)	44.78	0.47	6.42		—	6.89	(0.31)	—	—	(0.31)	51.36	15.43	15.49
Year ended May 31, 2016	39.43	0.88	5.22		—	6.10	(0.75)	—	—	(0.75)	44.78	15.71	15.39
February 3, 2015* through May 31, 2015	40.00	0.24	(0.67)		—	(0.43)	(0.14)	—	—	(0.14)	39.43	(1.09)	(0.74)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500 Dividend Aristocrats ETF
Six Months ended November 30, 2016 (Unaudited)	0.48%	0.35%	2.48%	2.61%	$2,571,639	6%
Year ended May 31, 2016	0.56	0.35	2.00	2.21	1,918,336	21
Year ended May 31, 2015	0.58	0.35	1.87	2.10	743,101	18
October 9, 2013* through May 31, 2014	0.70	0.35	1.69	2.04	184,624	7
S&P MidCap 400 Dividend Aristocrats ETF
Six Months ended November 30, 2016 (Unaudited)	0.57	0.40	1.61	1.78	251,945	11
Year ended May 31, 2016	1.03	0.40	1.35	1.98	77,830	32
February 3, 2015* through May 31, 2015	2.88	0.40	(0.65)	1.83	7,056	7
Russell 2000 Dividend Growers ETF
Six Months ended November 30, 2016 (Unaudited)	0.59	0.40	1.77	1.96	277,320	17
Year ended May 31, 2016	0.91	0.40	1.60	2.11	85,089	14
February 3, 2015* through May 31, 2015	3.14	0.40	(0.83)	1.90	4,929	7

*  Commencement of investment operations.

See accompanying notes to the financial statements.

102 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
MSCI EAFE Dividend Growers ETF
Six Months ended November 30, 2016 (Unaudited)	$35.79	$0.23		$(3.58)	$—	$(3.35)	$(0.63)	$—	$—	$(0.63)	$31.81	(9.49)%	(8.88)%
Year ended May 31, 2016	39.36	1.42	(k)	(4.26)	—	(2.84)	(0.73)	—	—	(0.73)	35.79	(7.23)	(8.43)
August 19, 2014* through May 31, 2015	40.00	1.02		(1.35)	—	(0.33)	(0.31)	—	—	(0.31)	39.36	(0.79)	0.06
MSCI Europe Dividend Growers ETF
Six Months ended November 30, 2016 (Unaudited)	38.78	0.27		(4.37)	—	(4.10)	(0.51)	—	—	(0.51)	34.17	(10.65)	(10.80)
September 9, 2015* through May 31, 2016	40.00	1.04	(l)	(1.94)	—	(0.90)	(0.32)	—	—	(0.32)	38.78	(2.22)	(1.53)
MSCI Emerging Markets Dividend Growers ETF
Six Months ended November 30, 2016 (Unaudited)	45.51	0.55		0.27 (i)	—	0.82	(0.63)	—	—	(0.63)	45.70	1.88	2.09
January 25, 2016* through May 31, 2016	40.00	0.29		5.33	—	5.62	(0.11)	—	—	(0.11)	45.51	14.05	13.77

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)					SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any		Net assets, end of period (000)	Portfolio turnover rate (c)(g)
MSCI EAFE Dividend Growers ETF
Six Months ended November 30, 2016 (Unaudited)	0.98%	0.50%	0.83%	1.31%		$34,996	29%
Year ended May 31, 2016	1.44	0.50	3.03	3.97	(k)	30,421	34
August 19, 2014* through May 31, 2015	2.01	0.50	1.89	3.40		11,808	24
MSCI Europe Dividend Growers ETF
Six Months ended November 30, 2016 (Unaudited)	1.33	0.55	0.64	1.42		5,126	24
September 9, 2015* through May 31, 2016	3.26	0.55	1.00	3.71	(l)	6,787	25
MSCI Emerging Markets Dividend Growers ETF
Six Months ended November 30, 2016 (Unaudited)	1.77	0.60	1.09	2.25		7,998	69
January 25, 2016* through May 31, 2016	3.64	0.60	(1.18)	1.86		7,965	12

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 103

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Morningstar Alternatives Solution ETF
Six Months ended November 30, 2016 (Unaudited)	$38.29	$0.27	$(0.08)	$—	$0.19	$(0.27)	$—	$—	$(0.27)	$38.21	0.48%	1.08%
Year ended May 31, 2016	40.45	0.89	(2.21)	—	(1.32)	(0.84)	—	—	(0.84)	38.29	(3.25)	(3.78)
October 8, 2014* through May 31, 2015	40.00	0.21	0.44	—	0.65	(0.20)	—	—	(0.20)	40.45	1.62	1.66
DJ Brookfield Global Infrastructure ETF
Six Months ended November 30, 2016 (Unaudited)	39.16	0.54	(0.70)	—	(0.16)	(0.50)	—	(0.13)	(0.63)	38.37	(0.48)	0.83
Year ended May 31, 2016	44.05	1.01	(4.06)	—	(3.05)	(1.41)	—	(0.43)	(1.84)	39.16	(6.68)	(7.67)
Year ended May 31, 2015	43.04	0.87	1.08 (i)	—	1.95	(0.94)	—	—	(0.94)	44.05	4.56	4.94
March 25, 2014* through May 31, 2014	40.00	0.20	2.84	—	3.04	—	—	—	—	43.04	7.59	7.70

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Morningstar Alternatives Solution ETF
Six Months ended November 30, 2016 (Unaudited)	0.73%	0.19%	0.87%	1.42%	$18,721	35%
Year ended May 31, 2016	0.63	0.14	1.82	2.31	21,825	74
October 8, 2014* through May 31, 2015	1.18	0.16	(0.21)	0.82	23,458	34
DJ Brookfield Global Infrastructure ETF
Six Months ended November 30, 2016 (Unaudited)	1.15	0.45	2.00	2.70	31,657	11
Year ended May 31, 2016	1.35	0.45	1.75	2.65	28,388	22
Year ended May 31, 2015	1.21	0.45	1.22	1.98	27,529	11
March 25, 2014* through May 31, 2014	5.91	0.45	(2.81)	2.64	4,304	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

104 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Global Listed Private Equity ETF
Six Months ended November 30, 2016 (Unaudited)	$38.00	$1.07	$0.19	$—		$1.26	$(0.74)	$—	$(0.42)	$(1.16)	$38.10	3.37%	3.19%
Year ended May 31, 2016	42.13	2.13	(1.70)	—		0.43	(4.56)	—	—	(4.56)	38.00	1.57	2.27
Year ended May 31, 2015	44.25	1.59	(1.36)	—		0.23	(2.35)	—	—	(2.35)	42.13	0.79	0.60
Year ended May 31, 2014	40.82	1.59	6.27	—		7.86	(4.43)	—	—	(4.43)	44.25	20.03	20.20
February 26, 2013* through May 31, 2013	40.00	0.46	0.36	—		0.82	—	—	—	—	40.82	2.05	1.90
Large Cap Core Plus
Six Months ended November 30, 2016 (Unaudited)	51.23	0.43	3.10	—		3.53	(0.37)	—	—	(0.37)	54.39	6.93	6.89
Year ended May 31, 2016	50.91	0.85	0.32 (i)	—		1.17	(0.85)	—	—	(0.85)	51.23	2.38	2.27
Year ended May 31, 2015(z)	46.85	0.76	4.03	—		4.79	(0.73)	—	—	(0.73)	50.91	10.27	10.48
Year ended May 31, 2014(z)	38.48	0.66	8.33	—		8.99	(0.62)	—	—	(0.62)	46.85	23.59	23.42
Year ended May 31, 2013(z)	29.73	0.45	8.51	—		8.96	(0.21)	—	—	(0.21)	38.48	30.22	30.25
Year ended May 31, 2012(z)	31.07	0.31	(1.40)	—	(h)	(1.09)	(0.25)	—	—	(0.25)	29.73	(3.51)	(3.06)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Global Listed Private Equity ETF
Six Months ended November 30, 2016 (Unaudited)	2.29%	0.60%	3.97%	5.66%	$9,525	10%
Year ended May 31, 2016	1.90	0.60	4.21	5.51	9,499	21
Year ended May 31, 2015	1.93	0.60	2.53	3.86	14,746	18
Year ended May 31, 2014	2.94	0.60	1.36	3.69	6,638	19
February 26, 2013* through May 31, 2013	4.47	0.60	0.43	4.30	6,123	4
Large Cap Core Plus
Six Months ended November 30, 2016 (Unaudited)	0.96	0.45	1.11	1.62	509,936	29
Year ended May 31, 2016	0.97	0.45	1.21	1.74	390,651	57
Year ended May 31, 2015(z)	0.97	0.45	1.01	1.53	488,727	49
Year ended May 31, 2014(z)	1.01	0.45	1.00	1.56	299,853	67
Year ended May 31, 2013(z)	1.09	0.75	1.00	1.33	138,523	75
Year ended May 31, 2012(z)	1.09	0.95	0.92	1.06	77,294	73

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 105

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P 500® Ex-Energy ETF
Six Months ended November 30, 2016 (Unaudited)	$43.32	$0.42	$1.93	$—	$2.35	$(0.37)	$—	$—	$(0.37)	$45.30	5.45%	6.13%
September 22, 2015* through May 31, 2016	40.00	0.55	3.15	—	3.70	(0.38)	—	—	(0.38)	43.32	9.28	8.79
S&P 500® Ex-Financials ETF
Six Months ended November 30, 2016 (Unaudited)	43.36	0.42	1.47	—	1.89	(0.39)	—	—	(0.39)	44.86	4.38	4.48
September 22, 2015* through May 31, 2016	40.00	0.59	3.39	—	3.98	(0.62)	—	—	(0.62)	43.36	10.00	8.43
S&P 500® Ex-Health Care ETF
Six Months ended November 30, 2016 (Unaudited)	43.51	0.44	2.73	—	3.17	(0.41)	—	—	(0.41)	46.27	7.33	9.73
September 22, 2015* through May 31, 2016	40.00	0.62	3.54	—	4.16	(0.65)	—	—	(0.65)	43.51	10.45	8.61
S&P 500® Ex-Technology ETF
Six Months ended November 30, 2016 (Unaudited)	42.78	0.44	1.75	—	2.19	(0.45)	—	—	(0.45)	44.52	5.17	4.96
September 22, 2015* through May 31, 2016	40.00	0.58	2.81	—	3.39	(0.61)	—	—	(0.61)	42.78	8.54	8.70

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500® Ex-Energy ETF
Six Months ended November 30, 2016 (Unaudited)	0.27%	0.27%	1.91%	1.91%	$9,059	2%
September 22, 2015* through May 31, 2016	0.27	0.27	1.93	1.93	8,664	4
S&P 500® Ex-Financials ETF
Six Months ended November 30, 2016 (Unaudited)	0.27	0.27	1.89	1.89	1,121	5
September 22, 2015* through May 31, 2016	0.27	0.27	2.06	2.06	2,168	4
S&P 500® Ex-Health Care ETF
Six Months ended November 30, 2016 (Unaudited)	0.27	0.27	1.99	1.99	1,157	5
September 22, 2015* through May 31, 2016	0.27	0.27	2.16	2.16	2,175	5
S&P 500® Ex-Technology ETF
Six Months ended November 30, 2016 (Unaudited)	0.27	0.27	2.00	2.00	2,226	3
September 22, 2015* through May 31, 2016	0.27	0.27	2.06	2.06	3,208	5

*  Commencement of investment operations.

See accompanying notes to the financial statements.

106 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Hedged FTSE Europe ETF
Six Months ended November 30, 2016 (Unaudited)	$36.38	$0.33	$0.83	$—	$1.16	$(1.56)	$—	$(0.01)	$(1.57)	$35.97	3.33%	3.33%
June 23, 2015* through May 31, 2016	40.00	0.91	(3.92)	0.01	(3.00)	(0.62)	—	—	(0.62)	36.38	(7.47)	(7.52)
Hedged FTSE Japan ETF
Six Months ended November 30, 2016 (Unaudited)	31.92	0.17	1.80	—	1.97	(0.91)	—	—	(0.91)	32.98	6.61	7.59
June 23, 2015* through May 31, 2016	40.00	0.60	(7.77)	—	(7.17)	(0.91)	—	—	(0.91)	31.92	(18.16)	(18.86)
High Yield-Interest Rate Hedged
Six Months ended November 30, 2016 (Unaudited)	64.45	1.90	2.80	—	4.70	(1.85)	—	—	(1.85)	67.30	7.41	7.11
Year ended May 31, 2016	73.42	3.95	(9.04)	0.05	(5.04)	(3.93)	—	—	(3.93)	64.45	(6.79)	(7.08)
Year ended May 31, 2015	79.52	3.97	(6.10)	0.10	(2.03)	(4.07)	—	—	(4.07)	73.42	(2.58)	(2.48)
Year ended May 31, 2014	79.27	4.15	(0.75)	0.56	3.96	(3.71)	—	—	(3.71)	79.52	5.15	3.98
May 21, 2013* through May 31, 2013	80.00	0.10	(0.83)	—	(0.73)	—	—	—	—	79.27	(0.91)	0.56

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Hedged FTSE Europe ETF
Six Months ended November 30, 2016 (Unaudited)	0.28%	0.28%	1.83%	1.83%	$3,597	9%
June 23, 2015* through May 31, 2016	0.29	0.29	2.68	2.68	5,457	48
Hedged FTSE Japan ETF
Six Months ended November 30, 2016 (Unaudited)	0.24	0.24	1.13	1.13	4,123	17
June 23, 2015* through May 31, 2016	0.25	0.25	1.86	1.86	4,788	36
High Yield-Interest Rate Hedged
Six Months ended November 30, 2016 (Unaudited)	0.74	0.50	5.55	5.79	92,532	27
Year ended May 31, 2016	0.85	0.50	5.63	5.98	88,617	51
Year ended May 31, 2015	0.81	0.50	4.92	5.24	128,488	82
Year ended May 31, 2014	0.98	0.50	4.75	5.23	147,103	36
May 21, 2013* through May 31, 2013	5.89	0.50	(0.95)	4.44	23,780	—	(j)

*  Commencement of investment operations.
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 107

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Investment Grade-Interest Rate Hedged
Six Months ended November 30, 2016 (Unaudited)	$73.45	$1.26	$1.63	$—	(h)	$2.89	$(1.27)	$—	$—	$(1.27)	$75.07	3.98%	4.27%
Year ended May 31, 2016	76.61	2.69	(3.20)	0.07		(0.44)	(2.72)	—	—	(2.72)	73.45	(0.48)	(0.76)
Year ended May 31, 2015	81.19	2.73	(4.87)	0.25		(1.89)	(2.69)	—	—	(2.69)	76.61	(2.38)	(2.74)
November 5, 2013* through May 31, 2014	80.00	1.68	0.57	0.33		2.58	(1.39)	—	—	(1.39)	81.19	3.24	4.04
Short Term USD Emerging Markets Bond ETF
Six Months ended November 30, 2016 (Unaudited)	76.95	1.49	0.34	—		1.83	(1.94)	—	—	(1.94)	76.84	2.42	1.34
Year ended May 31, 2016	76.69	4.90	0.56 (i)	—		5.46	(5.20)	—	—	(5.20)	76.95	7.44	8.50
Year ended May 31, 2015	81.65	3.69	(5.00)	—		(1.31)	(3.65)	—	—	(3.65)	76.69	(1.59)	(0.71)
November 19, 2013* through May 31, 2014	80.00	1.63	1.11	0.28		3.02	(1.37)	—	—	(1.37)	81.65	3.83	2.93

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Investment Grade-Interest Rate Hedged
Six Months ended November 30, 2016 (Unaudited)	0.51%	0.30%	3.21%	3.41%	$144,515	16%
Year ended May 31, 2016	0.61	0.30	3.35	3.66	119,364	39
Year ended May 31, 2015	0.63	0.30	3.16	3.48	157,049	43
November 5, 2013* through May 31, 2014	0.89	0.30	3.07	3.66	81,188	17
Short Term USD Emerging Markets Bond ETF
Six Months ended November 30, 2016 (Unaudited)	2.33	0.50	2.01	3.84	7,684	16
Year ended May 31, 2016	2.81	0.50	4.10	6.41	3,847	52
Year ended May 31, 2015	1.77	0.50	3.45	4.71	7,669	106
November 19, 2013* through May 31, 2014	1.77	0.50	2.58	3.85	12,248	11

*  Commencement of investment operations.

See accompanying notes to the financial statements.

108 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
USD Covered Bond
Six Months ended November 30, 2016 (Unaudited)	$101.69	$0.76	$(0.97)	$—	$(0.21)	$(0.76)	$—	$—	$(0.76)	$100.72	(0.21)%	(0.31)%
Year ended May 31, 2016	101.76	1.42	(0.07)	—	1.35	(1.42)	—	—	(1.42)	101.69	1.35	2.81
Year ended May 31, 2015	101.74	1.04	0.01	0.03	1.08	(1.06)	—	—	(1.06)	101.76	1.06	(0.10)
Year ended May 31, 2014	101.70	0.93	0.05	—	0.98	(0.94)	—	—	(0.94)	101.74	0.97	1.03
Year ended May 31, 2013	100.17	0.96	1.53	—	2.49	(0.96)	—	—	(0.96)	101.70	2.49	1.46
May 21, 2012* through May 31, 2012	100.00	0.02	0.15	—	0.17	—	—	—	—	100.17	0.17	0.41
German Sovereign/Sub-Sovereign ETF
Six Months ended November 30, 2016 (Unaudited)	37.03	0.01	(1.94)	—	(1.93)	—	—	—	—	35.10	(5.22)	(7.18)
Year ended May 31, 2016	35.89	0.09	1.11	—	1.20	(0.02)	—	(0.04)	(0.06)	37.03	3.37	4.86
Year ended May 31, 2015	43.18	0.16	(7.24)	—	(7.08)	(0.21)	—	—	(0.21)	35.89	(16.47)	(17.26)
Year ended May 31, 2014	41.15	0.26	2.48	—	2.74	(0.71)	—	—	(0.71)	43.18	6.72	5.98
Year ended May 31, 2013	39.55	0.37	1.79	—	2.16	(0.56)	—	—	(0.56)	41.15	5.47	4.99
January 24, 2012* through May 31, 2012	40.00	0.13	(0.64)	0.16	(0.35)	(0.10)	—	—	(0.10)	39.55	(0.90)	0.06

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
USD Covered Bond
Six Months ended November 30, 2016 (Unaudited)	2.43%	0.35%	(0.59)%	1.49%	$6,547	36%
Year ended May 31, 2016	2.64	0.35	(0.89)	1.41	6,610	81
Year ended May 31, 2015	2.53	0.35	(1.15)	1.03	6,615	153
Year ended May 31, 2014	2.57	0.35	(1.29)	0.92	6,613	83
Year ended May 31, 2013	1.01	0.35	0.29	0.95	6,611	24
May 21, 2012* through May 31, 2012	9.68	0.35	(8.47)	0.85	13,023	—
German Sovereign/Sub-Sovereign ETF
Six Months ended November 30, 2016 (Unaudited)	4.02	0.45	(3.53)	0.04	3,510	23
Year ended May 31, 2016	4.62	0.45	(3.93)	0.24	3,703	40
Year ended May 31, 2015	3.49	0.45	(2.64)	0.41	3,589	45
Year ended May 31, 2014	4.10	0.45	(3.03)	0.61	4,318	120
Year ended May 31, 2013	2.89	0.45	(1.54)	0.90	4,115	82
January 24, 2012* through May 31, 2012	3.87	0.45	(2.50)	0.92	3,955	22

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 109

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS							TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income		Net realized gains	Tax return of capital	Total distributions		Net asset value, end of period	Net asset value (d)	Market value (e)
Hedge Replication ETF
Six Months ended November 30, 2016 (Unaudited)	$42.01	$(0.12)	$0.78	$—	$0.66	$—		$—	$—	$—		$42.67	1.58%	1.42%
Year ended May 31, 2016	43.34	(0.27)	(1.06)	—	(1.33)	—	(h)	—	—	—	(h)	42.01	(3.06)	(2.99)
Year ended May 31, 2015	41.96	(0.27)	1.65	—	1.38	—		—	—	—		43.34	3.28	3.34
Year ended May 31, 2014	40.55	(0.26)	1.66	0.01	1.41	—		—	—	—		41.96	3.49	3.22
Year ended May 31, 2013	38.11	(0.15)	2.63	0.01	2.49	(0.05)		—	—	(0.05)		40.55	6.53	6.67
July 12, 2011* through May 31, 2012	40.00	(0.13)	(1.77)	0.01	(1.89)	—		—	—	—		38.11	(4.71)	(4.60)
Managed Futures Strategy ETF(1)
Six Months ended November 30, 2016 (Unaudited)	39.77	(0.10)	1.31	—	1.21	—		—	—	—		40.98	3.03	2.23
February 17, 2016* through May 31, 2016	40.00	(0.06)	(0.17)	—	(0.23)	—		—	—	—		39.77	(0.57)	(0.33)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Hedge Replication ETF
Six Months ended November 30, 2016 (Unaudited)	2.14%	0.95%	(1.74)%	(0.56)%	$32,005	62%
Year ended May 31, 2016	2.10	0.95	(1.79)	(0.64)	36,759	128
Year ended May 31, 2015	2.06	0.95	(1.74)	(0.63)	40,086	164
Year ended May 31, 2014	1.68	0.95	(1.36)	(0.63)	31,471	193
Year ended May 31, 2013	1.63	0.95	(1.06)	(0.38)	54,740	81
July 12, 2011* through May 31, 2012	1.96	0.95	(1.38)	(0.37)	17,152	158
Managed Futures Strategy ETF(1)
Six Months ended November 30, 2016 (Unaudited)	0.75	0.75	(0.52)	(0.52)	4,098	—
February 17, 2016* through May 31, 2016	0.76	0.76	(0.56)	(0.56)	5,966	—

*  Commencement of investment operations.

(1)  Consolidated Statement of Financial Highlights.

See accompanying notes to the financial statements.

110 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Merger ETF
Six Months ended November 30, 2016 (Unaudited)	$36.72	$0.05	$(1.03)	$—	$(0.98)	$(0.05)	$—	$—	$(0.05)	$35.69	(2.66)%	(2.12)%
Year ended May 31, 2016	36.61	0.12	0.09	—	0.21	(0.10)	—	—	(0.10)	36.72	0.54	(0.71)
Year ended May 31, 2015	37.07	0.25	(0.49)	—	(0.24)	(0.22)	—	—	(0.22)	36.61	(0.63)	0.42
Year ended May 31, 2014	38.46	0.34	(0.77)	—	(0.43)	(0.96)	—	—	(0.96)	37.07	(1.16)	(1.30)
December 11, 2012* through May 31, 2013	40.00	0.33	(1.86)	—	(1.53)	(0.01)	—	—	(0.01)	38.46	(3.78)	(3.67)
RAFI® Long/Short
Six Months ended November 30, 2016 (Unaudited)	39.10	0.28	0.82	—	1.10	(0.21)	—	—	(0.21)	39.99	2.83	2.66
Year ended May 31, 2016	40.99	0.71	(1.82)	—	(1.11)	(0.78)	—	—	(0.78)	39.10	(2.70)	(2.53)
Year ended May 31, 2015	42.79	0.55	(1.77)	—	(1.22)	(0.58)	—	—	(0.58)	40.99	(2.86)	(3.19)
Year ended May 31, 2014	42.00	0.46	0.86	—	1.32	(0.53)	—	—	(0.53)	42.79	3.17	3.25
Year ended May 31, 2013	36.02	0.43	5.97	—	6.40	(0.42)	—	—	(0.42)	42.00	17.87	17.91
Year ended May 31, 2012	41.41	0.38	(5.38)	0.01	(4.99)	(0.40)	—	—	(0.40)	36.02	(12.10)	(12.00)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Merger ETF
Six Months ended November 30, 2016 (Unaudited)	3.15%	0.75%	(2.10)%	0.30%	$5,353	211%
Year ended May 31, 2016	3.09	0.75	(2.01)	0.33	7,343	350
Year ended May 31, 2015	4.94	0.75	(3.50)	0.69	6,406	332
Year ended May 31, 2014	4.52	0.75	(2.85)	0.91	3,707	299
December 11, 2012* through May 31, 2013	4.26	0.75	(1.71)	1.81	5,769	274
RAFI® Long/Short
Six Months ended November 30, 2016 (Unaudited)	1.49	0.95	0.87	1.42	39,995	—	(j)
Year ended May 31, 2016	1.41	0.95	1.35	1.80	41,059	69
Year ended May 31, 2015	1.17	0.95	1.09	1.31	50,218	65
Year ended May 31, 2014	1.18	0.95	0.85	1.08	57,764	62
Year ended May 31, 2013	1.68	0.95	0.39	1.11	29,400	69
Year ended May 31, 2012	1.51	0.95	0.44	1.00	14,409	56

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 111

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
K-1 Free Crude Oil Strategy ETF(1)
September 26, 2016* through November 30, 2016 (Unaudited)	$20.00	$(0.02)	$1.01	$—	$0.99	$—	$—	$—	$—	$20.99	4.95%	4.20%
Inflation Expectations ETF
Six Months ended November 30, 2016 (Unaudited)	27.46	0.34	1.54	0.02	1.90	(0.27)	—	—	(0.27)	29.09	6.99	5.37
Year ended May 31, 2016	30.95	0.37	(3.35)	0.01	(2.97)	(0.52)	—	—	(0.52)	27.46	(9.60)	(9.47)
Year ended May 31, 2015	35.81	0.13	(4.55)	0.01	(4.41)	(0.41)	—	(0.04)	(0.45)	30.95	(12.49)	(12.52)
Year ended May 31, 2014	37.80	0.44	(2.09)	—	(1.65)	(0.34)	—	—	(0.34)	35.81	(4.40)	(3.01)
Year ended May 31, 2013	38.52	0.41	(0.46)	—	(0.05)	(0.67)	—	—	(0.67)	37.80	(0.16)	0.19
January 10, 2012* through May 31, 2012	40.00	0.44	(1.96)	0.04	(1.48)	—	—	—	—	38.52	(3.70)	(3.68)
CDS Short North American HY Credit ETF
Six Months ended November 30, 2016 (Unaudited)	36.81	(0.05)	(2.32)	0.53	(1.84)	—	—	—	—	34.97	(4.98)	(4.41)
Year ended May 31, 2016	38.22	(0.15)	(1.27)	0.01	(1.41)	—	—	—	—	36.81	(3.73)	(3.52)
August 5, 2014* through May 31, 2015	40.00	(0.15)	(1.65)	0.02	(1.78)	—	—	—	—	38.22	(4.42)	(4.78)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
K-1 Free Crude Oil Strategy ETF(1)
September 26, 2016* through November 30, 2016 (Unaudited)	0.66%	0.66%	(0.48)%	(0.48)%	$6,297	—%
Inflation Expectations ETF
Six Months ended November 30, 2016 (Unaudited)	4.07	0.58	(1.03)	2.46	14,543	—
Year ended May 31, 2016	4.83	0.75	(2.80)	1.28	3,433	121
Year ended May 31, 2015	3.68	0.75	(2.52)	0.41	3,869	110
Year ended May 31, 2014	4.34	0.75	(2.39)	1.20	3,581	102
Year ended May 31, 2013	2.54	0.75	(0.75)	1.04	3,780	104
January 10, 2012* through May 31, 2012	3.38	0.75	0.19	2.81	3,852	136
CDS Short North American HY Credit ETF
Six Months ended November 30, 2016 (Unaudited)	1.51	0.50	(1.29)	(0.29)	3,497	—
Year ended May 31, 2016	1.83	0.50	(1.73)	(0.40)	3,681	—
August 5, 2014* through May 31, 2015	1.45	0.50	(1.42)	(0.47)	7,644	—

*  Commencement of investment operations.

(1)  Consolidated Statement of Financial Highlights.

See accompanying notes to the financial statements.

112 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

(k)  Net investment income per share and the ratios of net investment income to average net assets include the positive impact of a nonrecurring corporate action during the period. The impact of this non-recurring corporate action was $0.47 and 1.32%, respectively.

(l)  Net investment income per share and the ratios of net investment income to average net assets include the positive impact of a nonrecurring corporate action during the period. The impact of this non-recurring corporate action was $0.36 and 1.28%, respectively.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 113

NOTES TO FINANCIAL STATEMENTS

114 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 124 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the "Funds" and individually, a "Fund"). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund other than S&P 500 Dividend Aristocrats ETF, S&P MidCap 400 Dividend Aristocrats ETF, Russell 2000 Dividend Growers ETF, MSCI EAFE Dividend Growers ETF, MSCI Europe Dividend Growers ETF, MSCI Emerging Markets Dividend Growers ETF, DJ Brookfield Global Infrastructure ETF, S&P 500® Ex-Energy ETF, S&P 500® Ex-Financials ETF, S&P 500® Ex-Health Care ETF, S&P 500® Ex-Technology ETF, High Yield-Interest Rate Hedged, Investment Grade-Interest Rate Hedged and Short Term USD Emerging Markets Bond ETF, is a "non-diversified" series of the Trust pursuant to the 1940 Act.

The net asset value per share ("NAV") of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each Business Day. The NAV of High Yield-Interest Rate Hedged, Investment Grade-Interest Rate Hedged, Short Term USD Emerging Markets Bond ETF, USD Covered Bond, Managed Futures Strategy ETF, Inflation Expectations ETF and CDS Short North American HY Credit ETF is generally determined at 3:00 p.m. (Eastern Time) on each Business Day. The NAV of K-1 Free Crude Oil Strategy ETF is generally determined at 2:30 p.m. (Eastern Time) on each Business Day. The NAV each of MSCI EAFE Dividend Growers ETF, MSCI Europe Dividend Growers ETF, Hedged FTSE Europe ETF, Hedged FTSE Japan ETF and German Sovereign/Sub-Sovereign ETF is typically determined at 11:00 a.m., 11:15 a.m., 11:30 a.m., 11:30 a.m., 11:30 a.m. Eastern Time, respectively (these times may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation times are 4:00 p.m., 4:15 p.m., 4:30 p.m., 4:30 p.m. and 4:30 p.m., respectively, London Time) on days where the NYSE Arca is open for trading.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Exchange traded funds held by Morningstar Alternatives Solution ETF are valued at the mean of the closing composite bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the closing price, if available, or the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds, corporate bonds and Covered Bonds. Fixed-income securities maturing in sixty days or less may also be valued at amortized cost, which approximates value. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity, bond, commodity and currency futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors (the "Advisor") determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 115

the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1 and 3, or Level 2 and 3 as of November 30, 2016, based on levels assigned to securities on May 31, 2016. Transfers between Level 1 and 2 are included in a summary of the valuations below.

The following is a summary of the valuations as of November 30, 2016, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs									Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest		Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
S&P 500 Dividend Aristocrats ETF	$2,564,765,285	—	—	—		—	—	—	—	$1,023,514	—	—	$2,565,788,799	—
S&P MidCap 400 Dividend Aristocrats ETF	251,133,427	—	—	—		—	—	—	—	480,918	—	—	251,614,345	—
Russell 2000 Dividend Growers ETF	276,360,661	—	—	—		—	—	—	—	519,082	—	—	276,879,743	—
MSCI EAFE Dividend Growers ETF	34,871,948	—	—	—		—	—	—	—	76,933	—	—	34,948,881	—
MSCI Europe Dividend Growers ETF	5,104,102	—	—	—		—	—	—	—	19,986	—	—	5,124,088	—
MSCI Emerging Markets Dividend Growers ETF	7,836,260	—	—	$123,965	(1)	—	—	—	—	58,097	—	—	8,018,322	—
Morningstar Alternatives Solution ETF	—	—	—	18,713,123		—	—	—	—	68,185	—	—	18,781,308	—

116 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
DJ Brookfield Global Infrastructure ETF	$31,587,514	—	—	—	—	—	—	—	$1,373	—	—	$31,588,887	—
Global Listed Private Equity ETF	9,490,942	—	—	—	—	—	—	—	36,437	—	—	9,527,379	—
Large Cap Core Plus	481,617,238	—	—	—	—	—	—	—	22,592,515	$3,513,828	—	504,209,753	$3,513,828
S&P 500® Ex-Energy ETF	9,023,143	—	—	—	—	—	—	—	18,590	—	—	9,041,733	—
S&P 500® Ex-Financials ETF	1,115,714	—	—	—	—	—	—	—	1,948	—	—	1,117,662	—
S&P 500® Ex-Health Care ETF	1,150,963	—	—	—	—	—	—	—	2,068	—	—	1,153,031	—
S&P 500® Ex- Technology ETF	2,213,063	—	—	—	—	—	—	—	7,863	—	—	2,220,926	—
Hedged FTSE Europe ETF	3,548,498	—	—	$67	—	—	—	—	8,544	—	$42,499	3,557,109	42,499
Hedged FTSE Japan ETF	4,047,679	—	—	—	—	—	—	—	—	—	308,720	4,047,679	308,720
High Yield- Interest Rate Hedged	—	—	$274,731	—	—	—	$87,634,481	—	3,464,979	—	—	91,099,460	274,731
Investment Grade- Interest Rate Hedged	—	—	570,216	—	—	—	137,497,925	—	2,890,573	—	—	140,388,498	570,216
Short Term USD Emerging Markets Bond ETF	—	—	—	—	—	—	1,945,847	$5,603,797	198,203	—	—	7,747,847	—
USD Covered Bond	—	—	—	—	—	—	6,448,321	—	85,855	—	—	6,534,176	—
German Sovereign/ Sub- Sovereign ETF	—	—	—	—	—	—	374,613	3,085,951	23,988	—	—	3,484,552	—
Hedge Replication ETF	2,208,418	—	134,341	137	$319	$23,529,889	—	—	4,325,870	1,349,250	—	30,064,633	1,483,591
Managed Futures Strategy ETF	—	—	138,304	—	—	—	—	—	3,349,445	—	—	3,349,445	138,304
Merger ETF	5,229,966	—	—	—	5,436	—	—	—	139,863	(328,271)	18,398	5,375,265	(309,873)
RAFI® Long/ Short	39,524,480	—	—	—	—	—	—	—	590,174	(273,826)	—	40,114,654	(273,826)
K-1 Free Crude Oil Strategy ETF	—	—	538,284	—	—	—	—	—	4,900,490	—	—	4,900,490	538,284
Inflation Expectations ETF	—	—	—	—	—	12,006,784	—	—	2,061,489	320,177	—	14,068,273	320,177
CDS Short North American HY Credit ETF	—	—	—	—	—	—	—	—	3,420,161	(193,510)	—	3,420,161	(193,510)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 117

*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

(1)  Common Stocks (Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B) transferred from Level 1 to Level 2 during the period due to a Shanghai Stock Exchange trading halt imposed on October 19, 2016.

Foreign Currency Translation

Each Fund's accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the MSCI Emerging Markets Dividend Growers ETF, DJ Brookfield Global Infrastructure ETF, Global Listed Private Equity ETF and Merger ETF each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On November 30, 2016, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	BNP Paribas Securities Corp., 0.20%, dated 11/30/16 due 12/01/16 (1)	BNP Paribas Securities Corp., 0.27%, dated 11/30/16 due 12/01/16 (2)	BNP Paribas Securities Corp., 0.28%, dated 11/30/16 due 12/01/16 (3)	Credit Suisse (USA) LLC, 0.28%, dated 11/30/16 due 12/01/16 (4)	ING Financial Markets LLC, 0.26%, dated 11/30/16 due 12/01/16 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.26%, dated 11/30/16 due 12/01/16 (6)	Total
S&P 500 Dividend Aristocrats ETF	$16,619	$315,758	$33,237	$26,385	$365,614	$265,901	$1,023,514
S&P MidCap 400 Dividend Aristocrats ETF	7,809	148,365	15,616	12,398	171,791	124,939	480,918
Russell 2000 Dividend Growers ETF	8,428	160,139	16,857	13,381	185,424	134,853	519,082
MSCI EAFE Dividend Growers ETF	1,249	23,734	2,498	1,983	27,482	19,987	76,933
MSCI Europe Dividend Growers ETF	325	6,166	649	515	7,139	5,192	19,986
MSCI Emerging Markets Dividend Growers ETF	943	17,923	1,887	1,498	20,753	15,093	58,097
Morningstar Alternatives Solution ETF	1,107	21,035	2,214	1,758	24,357	17,714	68,185
DJ Brookfield Global Infrastructure ETF	22	423	45	36	490	357	1,373
Global Listed Private Equity ETF	592	11,241	1,183	939	13,016	9,466	36,437
Large Cap Core Plus	366,835	6,969,866	733,670	582,414	8,070,370	5,869,360	22,592,515
S&P 500® Ex-Energy ETF	302	5,735	604	478	6,641	4,830	18,590
S&P 500® Ex-Financials ETF	32	601	63	50	696	506	1,948
S&P 500® Ex-Health Care ETF	34	638	67	53	739	537	2,068
S&P 500® Ex-Technology ETF	128	2,426	255	202	2,809	2,043	7,863
Hedged FTSE Europe ETF	139	2,636	277	220	3,052	2,220	8,544
High Yield-Interest Rate Hedged	56,261	1,068,958	112,521	89,324	1,237,740	900,175	3,464,979
Investment Grade-Interest Rate Hedged	46,934	891,751	93,869	74,517	1,032,554	750,948	2,890,573
Short Term USD Emerging Markets Bond ETF	3,218	61,146	6,436	5,110	70,801	51,492	198,203
USD Covered Bond	1,394	26,487	2,788	2,213	30,669	22,304	85,855

118 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund Name	BNP Paribas Securities Corp., 0.20%, dated 11/30/16 due 12/01/16 (1)	BNP Paribas Securities Corp., 0.27%, dated 11/30/16 due 12/01/16 (2)	BNP Paribas Securities Corp., 0.28%, dated 11/30/16 due 12/01/16 (3)	Credit Suisse (USA) LLC, 0.28%, dated 11/30/16 due 12/01/16 (4)	ING Financial Markets LLC, 0.26%, dated 11/30/16 due 12/01/16 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.26%, dated 11/30/16 due 12/01/16 (6)	Total
German Sovereign/Sub-Sovereign ETF	$390	$7,400	$779	$618	$8,569	$6,232	$23,988
Hedge Replication ETF	70,239	1,334,545	140,478	111,517	1,545,263	1,123,828	4,325,870
Managed Futures Strategy ETF	54,385	1,033,315	108,770	86,345	1,196,470	870,160	3,349,445
Merger ETF	2,271	43,148	4,542	3,606	49,961	36,335	139,863
RAFI® Long/Short	9,583	182,070	19,165	15,214	210,819	153,323	590,174
K-1 Free Crude Oil Strategy ETF	79,569	1,511,817	159,139	126,331	1,750,525	1,273,109	4,900,490
Inflation Expectations ETF	33,472	635,976	66,946	53,143	736,393	535,559	2,061,489
CDS Short North American HY Credit ETF	55,533	1,055,131	111,066	88,169	1,221,731	888,531	3,420,161
	$817,813	$15,538,430	$1,635,621	$1,298,417	$17,991,868	$13,084,994	$50,367,143

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2016 as follows:

(1)  U.S. Treasury Note, 1.00%, due 11/30/18, which had an aggregate value at the Trust level of $51,000,008.

(2)  U.S. Treasury Bills, 0%, due 01/19/17 to 04/13/17; U.S. Treasury Bonds, 0% to 8.50%, due 08/15/17 to 02/15/46; U.S. Treasury Notes, 0.49% to 4.25%, due 03/31/17 to 11/15/25, which had an aggregate value at the Trust level of $969,000,000.

(3)  Federal Home Loan Bank, 5.25%, due 12/09/22; Federal Home Loan Mortgage Corp., 1.00%, due 07/28/17; Federal National Mortgage Association, 0% to 6.63%, due 11/15/30; U.S. Treasury Bonds, 0%, due 08/15/17 to 05/15/44; U.S. Treasury Notes, 0.75% to 2.25%, due 02/28/18 to 07/31/21, which had an aggregate value at the Trust level of $102,000,000.

(4)  Federal Farm Credit Bank, 3.05% to 3.95%, due 10/24/30 to 04/06/45; Federal Home Loan Bank, 3.50% to 4.00%, due 09/01/28 to 06/01/35; Federal Home Loan Mortgage Corp., 0% to 1.25%, due 10/02/19 to 12/14/29; Federal National Mortgage Association, 6.21%, due 08/06/38; U.S. Treasury Bonds, 0%, due 02/15/17 to 11/15/45, which had an aggregate value at the Trust level of $80,971,979.

(5)  Federal Farm Credit Bank, 4.88%, due 01/17/17; Federal Home Loan Bank, 1.15% to 4.88%, due 09/08/17 to 06/22/18; Federal Home Loan Mortgage Corp., 0.88% to 3.75%, due 02/22/17 to 01/13/22; Federal National Mortgage Association, 0.88% to 5.00%, due 04/27/17 to 03/30/20; Government National Mortgage Association, 1.88% to 3.00%, due 09/20/33 to 04/20/43; U.S. Treasury Bills, 0%, due 02/23/17; U.S. Treasury Bonds, 0.75% to 3.75%, due 01/15/27 to 11/15/45; U.S. Treasury Notes, 0.38% to 3.50%, due 03/31/17 to 11/15/25, which had an aggregate value at the Trust level of $1,122,012,007.

(6)  U.S. Treasury Bonds, 2.88% to 3.13%, due 02/15/43 to 05/15/43; U.S. Treasury Notes, 1.88% to 2.13%, due 07/15/19 to 11/30/23, which had an aggregate value at the Trust level of $815,847,559.

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange-traded funds ("ETFs").

Real Estate Investment Trusts ("REITs")

REITs report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities; foreign sovereign, sub-sovereign, quasi-sovereign and supranational; Covered Bonds, and foreign and U.S. investment grade corporate debt securities. Additionally, certain Funds may invest in lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below "investment grade" by Moody's, Standard and Poor's and/or Fitch, Inc.

Covered Bonds

USD Covered Bond principally invests in Covered Bonds — debt instruments that are issued by a financial institution and backed by both the issuing institution and a segregated pool of financial assets (a "cover pool"), typically mortgages (e.g., residential, commercial and/or ship mortgages) or, in certain cases, public-sector loans, which are loans made to national, regional and local authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects). In addition, the pool of financial assets may include cash or cash equivalents. A Covered Bond may lose value if the credit rating of the issuing institution is downgraded or the quality of the assets in the cover pool deteriorates.

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

German Sovereign/Sub-Sovereign ETF principally invests in fixed-rate debt securities of the Federal Republic of Germany as well as local governments and entities or agencies guaranteed by various German governments' issuers. Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have less than or equal to five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 119

types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities ("TIPs") are inflation-protected public obligations of the U.S. Treasury. Inflation-indexed bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-indexed bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, of its index, as appropriate, based upon each Fund's investment objective. CDS Short North American HY Credit ETF, which is actively managed, seeks to provide inverse exposure to the credit of North American high yield debt issuers, primarily through investing in a portfolio of credit derivatives. Managed Futures Strategy ETF also actively managed, seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets, primarily by gaining exposure to derivative instruments by investing in Cayman subsidiaries that invest in commodity futures contracts. K-1 Free Crude Oil Strategy ETF seeks to provide total return through actively managed exposure to the West Texas Intermediate crude oil futures markets, primarily by gaining exposure to derivative instruments by investing in Cayman subsidiaries that invest in commodity futures contracts.

In connection with its management of certain series of the Trust included in this report (Managed Futures Strategy ETF and K-1 Free Crude Oil Strategy ETF (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Hedged FTSE Japan ETF	107%
Inflation Expectations ETF	14% Long/(121)% Short

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding forward currency contracts and/or non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund's Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption "Repurchase Agreements."

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund other than USD Covered Bond and German Sovereign/Sub-Sovereign ETF may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

120 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index and commodity futures and in the range of approximately 1% to 3% of the contract amount for treasury and currency futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund other than USD Covered Bond and German Sovereign/Sub-Sovereign ETF may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that a Fund may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom the Fund has an open forward position defaults or becomes bankrupt.

Swap Agreements

Each Fund other than USD Covered Bond may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund (but generally not credit default swaps) calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 121

agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

CDS Short North American HY Credit ETF Fund primarily invests in centrally cleared (as opposed to the non-exchange traded swaps described above), index-based credit default swaps ("CDS") that provide credit exposure through a single trade to a basket of reference entities. In the case of a CDS, the agreement will reference one or more debt securities or reference entities. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. The CDS Short North American HY Credit ETF will normally be a "buyer" of credit protection on North American high yield debt issuers through index-based CDS.

A Fund's current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. In connection with CDS in which a Fund is a "buyer", the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the Fund's maximum potential exposure under the swap (e.g., any accrued but unpaid net amounts owed by the Fund to any clearing house counterparty). In connection with CDS in which a Fund is a "seller", however, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the full notional amount of the swap (minus any variation margin or amounts owed to the Fund under an offsetting cleared transaction). This segregation or earmarking is intended to ensure that a

Fund has assets available to satisfy its potential obligations with respect to the transaction.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

The counterparty risk for centrally cleared swaps is generally lower than for non-exchange traded, over-the-counter swaps because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties' performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund. Upon entering into a centrally cleared swap, a Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the centrally cleared swap and is returned to a Fund upon termination of the swap, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin" to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable, a process known as "marking-to-market." The variation margin payment also includes the daily portion of the periodic payment stream.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be

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exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on November 30, 2016 contractually terminate within 25 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the "unrealized appreciation or depreciation" amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 ("ASC 815-10"), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity's risk exposure. ASC 815-10 provides examples of risk exposure, including fixed income/interest rate, foreign exchange, equity, commodity and credit.

As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance of its index (except for the CDS Short North American HY Credit ETF, which seeks to provide inverse exposure to the credit of North American high yield debt issuers, Managed Futures Strategy ETF, which seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets and K-1 Free Crude Oil Strategy ETF which seeks to provide total return through actively managed exposure to the West Intermediate crude oil futures markets), the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by Hedged FTSE Europe ETF, Hedged FTSE Japan ETF, Merger ETF and for the currency futures contracts held by Hedge Replication ETF and Managed Futures Strategy ETF, the primary risk is foreign currency risk. The primary risk for the CDS Short North American HY Credit ETF is high yield credit risk and the primary risk for Managed Futures Strategy ETF and K-1 Free Crude Oil Strategy ETF is commodity market risk.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of November 30, 2016

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward currency
contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Liabilities: Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward currency
				contracts
		Large Cap Core Plus	$8,133,386		Large Cap Core Plus	$4,619,558
		Hedged FTSE Europe ETF	135,371		Hedged FTSE Europe ETF	92,872
		Hedged FTSE Japan ETF	315,643		Hedged FTSE Japan ETF	6,923
		High Yield-Interest Rate Hedged	274,731		High Yield-Interest Rate Hedged	—

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 123

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward currency
contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Liabilities: Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward currency
				contracts
		Investment Grade-Interest Rate Hedged	$570,216		Investment Grade-Interest Rate Hedged	—
		Hedge Replication ETF	1,621,188		Hedge Replication ETF	$137,597
		Managed Futures Strategy ETF	138,304		Managed Futures Strategy ETF	—
		Merger ETF	47,846		Merger ETF	357,719
		RAFI® Long/Short	625,503		RAFI® Long/Short	899,329
		K-1 Free Crude Oil Strategy ETF	538,284		K-1 Free Crude Oil Strategy ETF	—
		Inflation Expectations ETF	320,177		Inflation Expectations ETF	—
		CDS Short North American HY Credit ETF	—		CDS Short North American HY Credit ETF	67,139

*  Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared swap agreements as reported in the Schedule of Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended November 30, 2016

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net realized gain (loss) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency translations	Large Cap Core Plus	$3,819,828	$(1,117,224)
		Hedged FTSE Europe ETF	476,502	(77,502)
		Hedged FTSE Japan ETF	(83,346)	136,834
		High Yield-Interest Rate Hedged	1,331,407	209,575
		Investment Grade-Interest Rate Hedged	5,338,750	555,148
		German Sovereign/Sub-Sovereign ETF	(7,278)	—

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Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net realized gain (loss) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency translations	Hedge Replication ETF	$(57,692)	$349,105
		Managed Futures Strategy ETF	91,168	62,327
		Merger ETF	65,238	(136,701)
		RAFI® Long/Short	(4,487,290)	2,205,766
		K-1 Free Crude Oil Strategy ETF	(346,105)	538,284
		Inflation Expectations ETF	—	307,724
		CDS Short North American HY Credit ETF	(692,444)	17,007

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of November 30, 2016, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, partnerships and Passive Foreign Investment Companies mark-to-market) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. While subject to management's discretion, any available Tax Equalization is typically applied first to Short Term Capital Gains, next to Long Term Capital Gains and then to Ordinary Income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the tax years ended October 31, 2016 and October 31, 2015, were as follows:

	Year Ended October 31, 2016				Year Ended October 31, 2015
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
S&P 500 Dividend Aristocrats ETF	$33,028,196	—	—	$33,028,196	$13,201,566	—	—	$13,201,566
S&P MidCap 400 Dividend Aristocrats ETF	1,083,161	—	—	1,083,161	90,447	—	—	90,447
Russell 2000 Dividend Growers ETF	1,023,317	—	—	1,023,317	74,208	—	—	74,208
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	Year Ended October 31, 2016				Year Ended October 31, 2015
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
MSCI EAFE Dividend Growers ETF	$720,249	—	—	$720,249	$201,732	—	—	$201,732
MSCI Europe Dividend Growers ETF	129,119	—	—	129,119	—	—	—	—
MSCI Emerging Markets Dividend Growers ETF	90,882	—	—	90,882	—	—	—	—
Morningstar Alternatives Solution ETF	589,093	—	—	589,093	218,180	—	—	218,180
DJ Brookfield Global Infrastructure ETF	886,721	—	$99,109	985,830	517,548	—	$275,770	793,318
Global Listed Private Equity ETF	1,169,606	—	106,734	1,276,340	933,569	—	—	933,569
Large Cap Core Plus	6,564,411	—	—	6,564,411	7,383,200	—	—	7,383,200
S&P 500® Ex-Energy ETF	124,347	—	—	124,347	—	—	—	—
S&P 500® Ex-Financials ETF	61,805	—	—	61,805	—	—	—	—
S&P 500® Ex-Health Care ETF	64,783	—	—	64,783	—	—	—	—
S&P 500® Ex-Technology ETF	69,232	—	—	69,232	—	—	—	—
Hedged FTSE Europe ETF	564,750	—	1,907	566,657	50,900	—	—	50,900
Hedged FTSE Japan ETF	699,500	—	—	699,500	4,060	—	—	4,060
High Yield-Interest Rate Hedged	5,381,860	—	—	5,381,860	7,424,502	—	—	7,424,502
Investment Grade- Interest Rate Hedged	4,656,022	—	—	4,656,022	4,798,607	—	—	4,798,607
Short Term USD Emerging Markets Bond ETF	334,916	—	—	334,916	400,510	—	—	400,510
USD Covered Bond	100,448	—	—	100,448	75,326	—	—	75,326
German Sovereign/ Sub-Sovereign ETF	6,309	—	—	6,309	—	—	4,155	4,155
Hedge Replication ETF	304	—	—	304	—	—	—	—
Merger ETF	26,184	—	—	26,184	22,286	—	—	22,286
RAFI® Long/Short	676,787	—	—	676,787	722,938	—	—	722,938
Inflation Expectations ETF	57,155	—	—	57,155	28,825	—	—	28,825

At October 31, 2016 (the Funds' tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
S&P 500 Dividend Aristocrats ETF	$4,666,812	—	$(545,058)	$12,567,655
S&P MidCap 400 Dividend Aristocrats ETF	206,225	—	—	(2,879,343)
Russell 2000 Dividend Growers ETF	332,307	—	—	2,836,980
MSCI EAFE Dividend Growers ETF	145,225	—	(1,287,970)	(3,449,912)

126 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
MSCI Europe Dividend Growers ETF	$21,185	—	$(51,779)	$(945,083)
MSCI Emerging Markets Dividend Growers ETF	—	—	(16,967)	452,368
Morningstar Alternatives Solution ETF	—	—	(1,197,571)	(504,474)
DJ Brookfield Global Infrastructure ETF	—	—	(616,530)	(997,620)
Global Listed Private Equity ETF	—	—	(906,412)	(686,948)
Large Cap Core Plus	436,948	—	(601,820)	24,870,413
S&P 500® Ex-Energy ETF	—	—	—	34,199
S&P 500® Ex-Financials ETF	3,996	—	(1,996)	(72,785)
S&P 500® Ex-Health Care ETF	4,296	—	(1,319)	(28,636)
S&P 500® Ex-Technology ETF	—	—	—	(106,438)
Hedged FTSE Europe ETF	—	—	(1,691,982)	(643,186)
Hedged FTSE Japan ETF	719,326	—	(5,769,437)	(58,142)
High Yield-Interest Rate Hedged	337,195	—	(26,985,435)	(1,818,701)
Investment Grade-Interest Rate Hedged	312,441	—	(17,927,098)	3,956,912
Short Term USD Emerging Markets Bond ETF	65,310	—	(336,482)	102,787
USD Covered Bond	8,807	—	(1,840)	47,394
German Sovereign/Sub-Sovereign ETF	—	—	(6,221)	(337,387)
Hedge Replication ETF	—	—	(210,987)	1,909,697
Managed Futures Strategy ETF	—	—	(19,084)	(46,713)
Merger ETF	8,148	—	(337,196)	(317,106)
RAFI® Long/Short	34,645	—	(17,815,178)	2,511,866
K-1 Free Crude Oil Strategy ETF	397,079	—	—	(460,576)
Inflation Expectations ETF	8,202	—	(1,548,741)	136,589
CDS Short North American HY Credit ETF	—	—	(314,114)	5,644

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

As of October 31, 2016 (the Funds' tax year end), the Funds had capital loss carry forwards ("CLCFs") available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, are not subject to expiration, and must be utilized prior to certain, older CLCFs, which are treated as short-term capital losses regardless of whether the originating capital loss was short-term or long-term and do carry an expiration date.

At October 31, 2016, the following Funds had available CLCFs:

	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	No Expiration Date	Total
S&P 500 Dividend Aristocrats ETF	—	—	—	$545,058	$545,058
MSCI EAFE Dividend Growers ETF	—	—	—	1,287,970	1,287,970
MSCI Europe Dividend Growers ETF	—	—	—	51,779	51,779
MSCI Emerging Markets Dividend Growers ETF	—	—	—	16,967	16,967
Morningstar Alternatives Solution ETF	—	—	—	1,197,571	1,197,571
DJ Brookfield Global Infrastructure ETF	—	—	—	616,530	616,530
Global Listed Private Equity ETF	—	—	—	906,412	906,412
Large Cap Core Plus	—	—	—	601,820	601,820
S&P 500® Ex-Financials ETF	—	—	—	1,996	1,996
S&P 500® Ex-Health Care ETF	—	—	—	1,319	1,319
Hedged FTSE Europe ETF	—	—	—	1,691,982	1,691,982

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 127

	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	No Expiration Date	Total
Hedged FTSE Japan ETF	—	—	—	$5,769,437	$5,769,437
High Yield-Interest Rate Hedged	—	—	—	26,985,435	26,985,435
Investment Grade-Interest Rate Hedged	—	—	—	17,927,098	17,927,098
Short Term USD Emerging Markets Bond ETF	—	—	—	336,482	336,482
USD Covered Bond	—	—	—	1,840	1,840
German Sovereign/Sub-Sovereign ETF	—	—	—	6,221	6,221
Hedge Replication ETF	—	—	—	18,201	18,201
Merger ETF	—	—	—	334,352	334,352
RAFI® Long/Short	—	—	$1,128,449	16,686,729	17,815,178
Inflation Expectations ETF	—	—	—	1,548,741	1,548,741
CDS Short North American HY Credit ETF	—	—	—	148,078	148,078

At October 31, 2016, the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2016:

Fund	Capital Loss Utilized	Ordinary Late Year Loss Deferrals
S&P 500 Dividend Aristocrats ETF	$463,438	—
S&P MidCap 400 Dividend Aristocrats ETF	40,489	—
Large Cap Core Plus	6,706,366	—
S&P 500® Ex-Energy ETF	777	—
S&P 500® Ex-Financials ETF	976	—
S&P 500® Ex-Health Care ETF	835	—
S&P 500® Ex-Technology ETF	936	—
Hedged FTSE Europe ETF	16,302	—
USD Covered Bond	46	—
Hedge Replication ETF	191,699	$192,786
Managed Futures Strategy ETF	—	19,084
Merger ETF	219,190	2,844
Inflation Expectations ETF	12,140	—
CDS Short North American HY Credit ETF	—	166,036

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees and Transactions with Affiliates

The Advisor serves as the investment adviser to each Fund which is subject to an expense limitation, as outlined in the table below, (the "Capped Funds") pursuant to an Investment Advisory Agreement. The Advisor is responsible for developing, implementing, and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For its investment advisory services, each Capped Fund pays the Advisor a fee at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Capped Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Capped Fund pays the Advisor management services fees at an annualized rate based on its average daily net assets.

128 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Capped Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

The Advisor also serves as the investment adviser to each Fund which is not subject to an expense limitation as outlined in the table below (the "Unitary Fee Funds") pursuant to an Investment Advisory and Management Agreement. The Unitary Fee Funds pay the Advisor a fee at an annualized rate based on average daily net assets for investment advisory and management services. The Advisor is responsible for substantially all other expenses of the Unitary Fee Funds except interest expenses, taxes, brokerage and other transaction costs, compensation and expenses of the Independent Trustees, compensation and expenses of the counsel to the Independent Trustees, compensation and expenses of the Trust's chief compliance officer and his or her staff, legal fees and expenses, future distribution fees or expenses (if any), and extraordinary expenses.

For the period ended November 30, 2016, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
S&P 500 Dividend Aristocrats ETF(1)	0.35%	—	—	—	—	—	—
S&P MidCap 400 Dividend Aristocrats ETF(1)	0.40	—	—	—	—	—	—
Russell 2000 Dividend Growers ETF(1)	0.40	—	—	—	—	—	—
MSCI EAFE Dividend Growers ETF(1)	0.50	—	—	—	—	—	—
MSCI Europe Dividend Growers ETF(1)	0.55	—	—	—	—	—	—
MSCI Emerging Markets Dividend Growers ETF(1)	0.60	—	—	—	—	—	—
Morningstar Alternatives Solution ETF(2)	0.07	0.10%	$7,265	$10,378	$39,267	0.95%	September 30, 2017
DJ Brookfield Global Infrastructure ETF(3)	0.45	0.10	68,701	15,267	22,799	0.45	September 30, 2017
Global Listed Private Equity ETF	0.50	0.10	22,707	4,541	49,838	0.60	September 30, 2017
Large Cap Core Plus(3)	0.75	0.10	1,044,755	—	—	0.45	September 30, 2017
S&P 500® Ex-Energy ETF(4)	0.27	—	—	—	—	—	—
S&P 500® Ex-Financials ETF(4)	0.27	—	—	—	—	—	—
S&P 500® Ex-Health Care ETF(4)	0.27	—	—	—	—	—	—
S&P 500® Ex-Technology ETF(4)	0.27	—	—	—	—	—	—
Hedged FTSE Europe ETF(4)	0.27	—	—	—	—	—	—
Hedged FTSE Japan ETF(4)	0.23	—	—	—	—	—	—
High Yield-Interest Rate Hedged(1)	0.50	—	—	—	—	—	—
Investment Grade-Interest Rate Hedged(1)	0.30	—	—	—	—	—	—
Short Term USD Emerging Markets Bond ETF	0.50	0.10	18,584	3,717	45,812	0.50	September 30, 2017
USD Covered Bond	0.35	0.10	11,597	3,314	54,094	0.35	September 30, 2017
German Sovereign/ Sub-Sovereign ETF	0.35	0.10	6,578	1,880	58,887	0.45	September 30, 2017
Hedge Replication ETF	0.75	0.10	130,071	17,343	58,723	0.95	September 30, 2017
Managed Futures Strategy ETF(4)	0.75	—	—	—	—	—	—
Merger ETF	0.75	0.10	24,070	3,209	49,919	0.75	September 30, 2017
RAFI® Long/Short	0.75	0.10	109,949	—	—	0.95	September 30, 2017
K-1 Free Crude Oil Strategy ETF(4)	0.65	—	—	—	—	—	—
Inflation Expectations ETF(5)	0.55	0.10	10,209	1,856	52,933	0.30	September 30, 2017
CDS Short North American HY Credit ETF	0.65	0.10	35,100	5,400	13,924	0.50	September 30, 2017

*  Indicates the Investment Advisory Fee Rate incurred for the period ended November 30, 2016. Funds with a maximum fee rate of 0.75% are subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 129

(1)  On October 1, 2016, eight ProShares ETFs changed from Capped Funds to Unitary Fee Funds. Rates and amounts shown for these Funds in the table above are applicable to the period from October 1, 2016 through November 30, 2016.

(2)  The Advisor has agreed to waive Investment Advisory and Management Services fees for the Morningstar Alternatives Solution ETF through October 31, 2017. Fees waived under this agreement are not subject to subsequent recoupment by the Advisor. The expense limitation of 0.95% is inclusive of Acquired Fund Fees and Expenses ("AFFE") for this Fund. AFFE are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Fund's financial statements.

(3)  Effective January 1, 2017, DJ Brookfield Global Infrastructure ETF and Large Cap Core Plus changed from Capped Funds to Unitary Fee Funds with a unitary fee rate of 0.45%.

(4)  Unitary Fee Funds.

(5)  On October 1, 2016, the expense limitation of ProShares Inflation Expectations ETF was lowered from 0.75% to 0.30%.

For the Funds that changed from Capped Funds to Unitary Fee Funds as of October 1, 2016 as mentioned in the previous table, the information below represents advisory and management service fees, waivers, reimbursements and expense limitations for the period from June 1, 2016 through September 30, 2016.

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
S&P 500 Dividend Aristocrats ETF	0.35%	0.10%	$1,534,897	—	—	0.35%	September 30, 2016
S&P MidCap 400 Dividend Aristocrats ETF	0.40	0.10	137,041	—	—	0.40	September 30, 2016
Russell 2000 Dividend Growers ETF	0.40	0.10	139,263	—	—	0.40	September 30, 2016
MSCI EAFE Dividend Growers ETF	0.50	0.10	80,087	—	—	0.50	September 30, 2016
MSCI Europe Dividend Growers ETF	0.55	0.10	20,674	$2,557	$6,277	0.55	September 30, 2016
MSCI Emerging Markets Dividend Growers ETF	0.60	0.10	19,710	2,059	16,599	0.60	September 30, 2016
High Yield-Interest Rate Hedged	0.50	0.10	108,059	—	—	0.50	September 30, 2016
Investment Grade-Interest Rate Hedged	0.30	0.10	129,489	—	—	0.30	September 30, 2016

*  Indicates the Investment Advisory Fee Rate incurred for the period ended November 30, 2016. Funds with a maximum fee rate of 0.75% are subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion.

For each Fund amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. Any amounts recouped by the Advisor during the period are reflected in the Statement of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of November 30, 2016, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount Eligible for
Fund	2017	2018	2019	2020	2021	2022	Recoupment
Morningstar Alternatives Solution ETF*	—	—	—	$137,848	$78,285	$13,103	$229,236
Global Listed Private Equity ETF	—	$90,110	$156,677	104,734	160,211	23,376	535,108
Short Term USD Emerging Markets Bond ETF	—	—	115,550	110,702	136,564	19,856	382,672
USD Covered Bond	$62,222	89,050	147,092	147,153	153,659	16,990	616,166
German Sovereign/ Sub-Sovereign ETF	72,952	128,282	174,307	160,947	147,156	17,951	701,595
Hedge Replication ETF	179,393	204,436	234,815	464,116	461,975	66,577	1,611,312
Merger ETF	—	119,184	169,726	103,294	163,883	22,176	578,263
RAFI® Long/Short	110,891	114,748	130,506	134,193	238,712	15,592	744,642
Inflation Expectations ETF	57,238	99,580	127,976	131,780	134,109	20,205	570,888
CDS Short North American HY Credit ETF	—	—	13,834	79,669	87,341	22,804	203,648

*  Total amount eligible for recoupment excludes the waiver of Investment Advisory and Management Services fees through October 31, 2017.

130 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The Fund's position in an Underlying Fund could be material to the Underlying Fund. At the end of the reporting period, the Fund's investments in Underlying Funds amounted to the following approximate percentages of the Underlying Funds' net assets: Inflation Expectations ETF — 9.5%; DJ Brookfield Global Infrastructure ETF — 10.6%; Global Listed Private Equity ETF — 31.5%; Hedge Replication ETF — 9.7%; Managed Futures Strategy ETF — 63.0%; Merger ETF — 46.8%; and RAFI Long/Short — 6.9%.

Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual's related compensation, along with the compensation of staff who administer the Funds' compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the Statements of Operations as a component of "Other Fees".

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as the Trust's administrator (the "Administrator"). The Administrator provides certain administrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custodian Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Listing, Data and Related Fees

The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an Index and its Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund are reflected on the Statements of Operations as "Listing, Data and related fees".

8. Trustees Fees

The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $155,000 annual retainer (paid in quarterly increments) for services provided as a Board member, plus a quarterly in-person meeting fee of $7,500, an in-person special meeting fee of $3,000 and a telephonic meeting fee of $3,000. Such fees are allocated between the Funds and other affiliated funds. Each Fund's share of these fees, together with reimbursable expenses of the Trustees, are reflected on the Statements of Operations as "Trustees Fees".

9. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

10. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 131

the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

	For the periods ended
	Six Months Ended November 30, 2016	Year Ended May 31, 2016
Hedged FTSE Europe ETF	—	$7,600
High Yield-Interest Rate Hedged	—	79,259
Investment Grade-Interest Rate Hedged	$7,472	130,454
Inflation Expectations ETF	2,139	747
CDS Short North American HY Credit ETF	161,516	2,350

11. Investment Transactions

For the period ended November 30, 2016, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the Inflation Expectations ETF), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
S&P 500 Dividend Aristocrats ETF	$152,348,801	$140,470,708
S&P MidCap 400 Dividend Aristocrats ETF	29,294,871	17,804,144
Russell 2000 Dividend Growers ETF	32,659,846	26,917,758
MSCI EAFE Dividend Growers ETF	9,429,406	9,569,761
MSCI Europe Dividend Growers ETF	1,729,461	1,772,250
MSCI Emerging Markets Dividend Growers ETF	4,854,714	4,797,613
Morningstar Alternatives Solution ETF	7,323,314	7,331,928
DJ Brookfield Global Infrastructure ETF	3,723,444	3,481,554
Global Listed Private Equity ETF	968,590	999,665
Large Cap Core Plus	113,670,454	112,171,110
S&P 500® Ex-Energy ETF	4,640,870	206,221
S&P 500® Ex-Financials ETF	2,311,817	96,430
S&P 500® Ex-Health Care ETF	2,328,235	105,496
S&P 500® Ex-Technology ETF	2,231,448	81,021
Hedged FTSE Europe ETF	785,670	446,031
Hedged FTSE Japan ETF	720,717	708,378
High Yield-Interest Rate Hedged	23,540,291	23,147,444
Investment Grade-Interest Rate Hedged	27,718,549	19,024,782
Short Term USD Emerging Markets Bond ETF	1,754,623	1,103,740
USD Covered Bond	2,354,750	2,397,173
German Sovereign/Sub-Sovereign ETF	2,344,977	839,737
Hedge Replication ETF	1,902,595	3,631,482
Merger ETF	13,119,142	13,434,655
RAFI® Long/Short	156,998	2,197,701
Inflation Expectations ETF	6,908,419	—

12. In-Kind Transactions

During the period presented in this report, certain Funds delivered portfolio securities in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

132 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

For the period ended November 30, 2016, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
S&P 500 Dividend Aristocrats ETF	$125,947,838	$26,149,510
S&P MidCap 400 Dividend Aristocrats ETF	25,470,226	3,530,178
Russell 2000 Dividend Growers ETF	34,191,528	4,914,499
MSCI EAFE Dividend Growers ETF	6,672,623	383,530
MSCI Europe Dividend Growers ETF	2,506,227	(178,698)
MSCI Emerging Markets Dividend Growers ETF	2,074,811	271,817
Morningstar Alternatives Solution ETF	3,053,970	35,007
Global Listed Private Equity ETF	2,772,239	90,532
Large Cap Core Plus	22,509,144	2,776,693
S&P 500® Ex-Energy ETF	4,436,756	599,337
S&P 500® Ex-Financials ETF	3,319,466	253,035
S&P 500® Ex-Health Care ETF	3,357,259	272,302
S&P 500® Ex-Technology ETF	3,253,286	266,652
Hedged FTSE Europe ETF	1,756,238	(121,828)
Hedged FTSE Japan ETF	1,455,937	51,127
German Sovereign/Sub-Sovereign ETF	1,410,854	49,771
Hedge Replication ETF	434,142	63,144
Merger ETF	1,720,288	22,048
RAFI® Long/Short	953,132	150,485

In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended November 30, 2016, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
S&P 500 Dividend Aristocrats ETF	$766,154,352
S&P MidCap 400 Dividend Aristocrats ETF	175,325,187
Russell 2000 Dividend Growers ETF	198,214,996
MSCI EAFE Dividend Growers ETF	14,961,987
MSCI Europe Dividend Growers ETF	1,872,104
MSCI Emerging Markets Dividend Growers ETF	2,191,903
DJ Brookfield Global Infrastructure ETF	3,961,270
Global Listed Private Equity ETF	2,832,665
Large Cap Core Plus	110,165,128
Hedged FTSE Japan ETF	732,824
Investment Grade-Interest Rate Hedged	17,720,744
Short Term USD Emerging Markets Bond ETF	3,658,480
Hedge Replication ETF	251,282
Inflation Expectations ETF	2,147,049

13. Basis of Consolidation

The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, and Financial Highlights of Managed Futures Strategy ETF and K-1 Free Crude Oil Strategy ETF include the accounts of Cayman Portfolio I, a wholly-owned subsidiary of Managed Futures Strategy ETF and Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of K-1 Free Crude Oil Strategy ETF organized under the laws of the Cayman Islands (together, the "Subsidiaries" and each, a "Subsidiary"), which primarily invest in commodity-related instruments. The Subsidiaries enable the Funds to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Each Fund may invest up to 25% of its total assets in its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiaries are subject to the same investment policies and restrictions that apply to Managed Futures Strategy ETF and K-1 Free Crude Oil Strategy ETF, except that the Subsidiaries may invest without limitation in commodity-related instruments.

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The table below summarizes the financial information of the Subsidiaries recognized in the consolidated financial statements referred to above as of the period ended November 30, 2016.

	Managed Futures Strategy ETF	K-1 Free Crude Oil Strategy ETF
Fund Net Assets	$4,097,551	$6,296,947
Subsidiary % of Fund net assets	16.56%	22.23%
Subsidiary Financial Statement Information
Total assets	$678,652	$1,399,888
Total liabilities	—	—
Net assets	678,652	1,399,888
Total investment income (loss)	(64)	15
Net investment income (loss)	(64)	15
Net realized gain (loss) on:
Investments	—	—
Futures contracts	18,721	(346,105)
Change in net unrealized appreciation (depreciation) on:
Investments	—	—
Futures contracts	30,630	538,284
Change in Net Assets Resulting from Operations	49,287	192,194

14. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund's return.

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•  Long/Short Risk

Certain Funds seek long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on the Fund's long or short positions will produce high, or even positive, returns. In addition, Funds subject to this risk may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage.

•  Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation Risk

There is no guarantee that a Fund (or an Underlying ETF in the case of Morningstar Alternatives Solution ETF) whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund's NAV each day may differ, perhaps significantly, from the percentage change of the Fund's index on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund's correlation with its benchmark, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such securities, financial investments or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial investments not included in the benchmark or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the Fund's correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund's underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund's currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund's ability to meet its investment objective.

•  Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations.

At November 31, 2016, none of the Funds had any unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•  Foreign Currency and Currency Hedging Risk

Certain of the Funds' investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

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Hedged FTSE Europe ETF and Hedged FTSE Japan ETF seek to mitigate these foreign currency risks by using short positions in currency forward contracts; such short positions should increase in value when a foreign currency rate decreases versus the U.S. dollar and should decrease in value in when a foreign currency rate increases versus the U.S. dollar, thereby mitigating potential gains and losses in the equity positions of the Fund arising from fluctuations in currency rates. There is no guarantee that the currency forwards will completely eliminate the currency rate risk of the equity positions. Currency hedging may also limit potential gains from the exposure to the equity securities if foreign currencies appreciate or remain unchanged.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•  Debt Instrument Risk

Certain Funds invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. These factors may cause the value of an investment in a Fund to change.

•  Breakeven Inflation Investing Risk

Inflation Expectations ETF seeks investment results, before fees and expenses, that track the performance of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index. The Citi 30-Year TIPS (Treasury Rate-Hedged) Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") bond and duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The Citi 30-Year TIPS (Treasury Rate-Hedged) Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation" ("BEI") and is considered to be a measure of the market's expectations for inflation over the relevant period. The level of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index (and the Fund) will fluctuate based on changes in the value of the underlying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The Citi 30-Year TIPS (Treasury Rate-Hedged) Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Citi 30-Year TIPS (Treasury Rate-Hedged) Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.

•  Affiliated Fund Risk

Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The use of affiliated Underlying ETFs may subject the Advisor to potential conflicts of interest; for example, the fees paid to the Advisor or its affiliates by certain Underlying ETFs may be higher than on other Underlying ETFs. In addition, if an Underlying ETF holds interests in another affiliated ETF, the Fund may be prohibited from purchasing shares of that Underlying ETF.

•  Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which the Managed Futures Strategy ETF and K-1 Free Crude Oil Strategy ETF and their Subsidiaries are organized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Funds and their shareholders. The Subsidiaries are not registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. Thus, the Funds, as an investor in the Subsidiaries, will not have all the protections offered to investors in registered investment companies.

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•  Investment in Underlying ETFs Risk

Morningstar Alternatives Solution ETF expects to invest substantially all of its assets in Underlying ETFs and an investment in the Fund is subject to the risks associated with such Underlying ETFs. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, the Fund indirectly pays not only a portion of the expenses (including operating expenses and management fees) incurred by the Underlying ETFs, but its own expenses as well. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, taxable distributions made by the Underlying ETFs could cause the Fund to make a taxable distribution to its shareholders.

15. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

16. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

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At a meeting held on September 12-13, 2016, the Board of Trustees (the "Board"), including the trustees who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"), unanimously approved the renewal of the Investment Advisory Agreement (the "Advisory Agreement") and the Investment Advisory and Management Agreement (the "Unitary Fee Agreement"), each for certain series of ProShares, between the Trust, on behalf of each of its operational series (the "Funds" or "Existing Funds"), and ProShare Advisors LLC (the "Advisor"). Certain Funds are designed to match, before fees and expenses, the performance of an underlying index both on a single day and over time (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Funds are actively managed and are designed to meet a specified investment objective (each an "Active Fund" and, collectively, the "Active Funds"). All other ProShares are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds"). Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the daily performance of an underlying index.

The Board also unanimously approved a new unitary fee arrangement under the Unitary Fee Agreement, effective October 1, 2016, for eight Funds previously covered under the Advisory Agreement: ProShares S&P 500 Dividend Aristocrats ETF, ProShares S&P MidCap 400 Dividend Aristocrats ETF, ProShares Russell 2000 Dividend Growers ETF, ProShares MSCI EAFE Dividend Growers ETF, ProShares MSCI Europe Dividend Growers ETF, ProShares MSCI Emerging Markets Dividend Growers ETF, ProShares High Yield — Interest Rate Hedged and ProShares Investment Grade — Interest Rate Hedged. The fees for each Fund under the Unitary Fee Agreement are identical to the advisory fees previously paid by each respective Fund under the Advisory Agreement, and the Advisor is responsible for certain expenses not covered in the Advisory Agreement. At its December 8, 2016 meeting the Board approved a new unitary fee arrangement under the Unitary Fee Agreement, effective January 1, 2017, for two Funds previously covered under the Advisory Agreement: the ProShares DJ Brookfield Global Infrastructure ETF and the ProShares Large Cap Core Plus. The fees for each Fund under the Unitary Fee Agreement are identical to or lower than the advisory fees previously paid by each respective Fund under the Advisory Agreement, and the Advisor is responsible for certain expenses not covered in the Advisory Agreement.

At a meeting held on March 9, 2016, the Board unanimously approved the Unitary Fee Agreement with respect to K-1 Free Crude Oil Strategy ETF (the "New Fund"), a new series of the Trust covered by the period of this report, and at the September 12-13, 2016 meeting, the Board unanimously approved a 65 bps unitary fee for the New Fund. In addition, at a meeting held on June 8, 2016, the Board unanimously approved a continuation of the Advisory Agreement with respect to ProShares Emerging Markets Dividend Growers ETF, through September 30, 2016. The Board initially unanimously approved the Fund's Advisory Agreement at a meeting held on June 11, 2014.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement and the Unitary Fee Agreement for each respective Fund were fair and reasonable and in the best interests of shareholders.

The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement and the Unitary Fee Agreement, including:

(i)  detailed information about the advisory services that (a) were being provided by the Advisor with respect to the Existing Funds and (b) were proposed to be provided by the Advisor with respect to the New Fund;

(ii)  the Advisor's Form ADV;

(iii)  biographies of employees primarily responsible for providing investment advisory services;

(iv)  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year with respect to the Existing Funds, and the proposed contractual fees with respect to the New Fund;

(v)  information regarding advisory fees earned versus advisory fees waived for previous periods with respect to the Existing Funds;

(vi)  performance information for prior periods with respect to the Existing Funds;

(vii)  comparative industry fee data;

(viii)  information about fees and other amounts that (a) were received by the Advisor and its affiliates for non-advisory services with respect to the Existing Funds, and (b) were to be received by the Advisor and its affiliates for non-advisory services with respect to the New Fund;

(ix)  information regarding trade allocation and best execution;

(x)  information about the financial condition of the Advisor; and

(xi)  information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures.

The Board evaluated this information, and the Independent Trustees were advised by legal counsel with respect to their deliberations. In addition, the Independent Trustees retained the services of an independent consultant to assist them in evaluating information with respect to certain aspects of their review of the contractual arrangements with respect to the Existing Funds. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting on September 12-13, 2016, the Board regularly considers matters bearing on the Existing Funds and their investment advisory, administration and distribution arrangements, including the Existing

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Funds' investment results and performance data, at their regular meetings throughout the year. The Board's conclusions may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

The Board took note of all the information that was provided and considered all of the factors relevant, including, among other things:

(i)  the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor;

(ii)  the costs of the services provided and the profits realized by the Advisor from the relationship with the Existing Funds;

(iii)  the investment performance of the Existing Funds; and

(iv)  the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services (i) performed by the Advisor with respect to the Existing Funds and (ii) to be performed by the Advisor with respect to the New Fund, and concluded that the services provided, and to be provided, as applicable, by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Geared Funds and the Matching Funds and Active Funds effectively. In particular, the Board considered the following:

•  the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and, with respect to the Existing Funds, the Advisor's success in achieving the investment objectives of each Existing Fund;

•  the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, the Geared Funds need to be rebalanced each day, an activity not typical of traditional ETFs or index funds;

•  the differences in managing the Matching Funds and Active Funds , including the unique asset classes and investment strategies for certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and redemption baskets for certain Funds;

•  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

•  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

•  information regarding allocation of Existing Fund brokerage and the selection of counterparties, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties; and

•  the quality of the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs than for traditional ETFs.

The Board also reviewed the Advisor's compliance program, including specific activities associated with the Geared Funds, Matching Funds and Active Funds as well as compliance activities to be performed with respect to the New Fund, and discussed with the Funds' Chief Compliance Officer (CCO). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the reporting period and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board concluded that (i) the investment advisory services provided by the Advisor with respect to each Existing Fund, and the investment advisory services to be provided by the Advisor with respect to the New Fund, were of high quality, (ii) the Advisor successfully achieved the investment goals of the Existing Funds, (iii) the Advisor's services benefited the Existing Funds' shareholders, particularly in light of the nature of the Existing Funds and the services required to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided to the Existing Funds and to be provided to the New Fund by the Advisor.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Existing Funds and to be provided to the New Fund, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs and in certain cases mutual funds, offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were only a limited number of fund complexes that offer Geared Funds and few fund complexes whose funds have substantially similar investment goals, investment styles and operations. The Board noted that this was especially true for certain Funds which were designed to be first to market in many cases. Notwithstanding this challenge, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor's fees.

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The Board reviewed information prepared by FUSE Research Network ("FUSE"), comparing management and expense information for each Fund to that of a peer group determined by FUSE. The Board noted that, by design, certain Matching Funds and Active Funds are unique and therefore no ETF or fund was a perfect comparison. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Existing Fund covered under the Advisory Agreement and the net advisory fees paid by each Existing Fund after taking waivers and reimbursements into account. With respect to the New Fund, the Board reviewed peer group information prepared by the Advisor comparing the contractual advisory fee rate to be paid by the New Fund to other ETFs with investment objectives most similar to the New Fund.

In a unitary fee structure, the Funds pay a single fee to the Advisor, which in turn pays the Funds' management, administrative and most operating expenses. The unitary fee paid by the Funds is less than the management fee paid by other Funds with a traditional investment advisory fee arrangement. The Board considered the nature of the services to be provided under the Unitary Fee Agreements as compared to the nature of the services provided by the Advisor under the traditional fee arrangements with the other ProShares. They considered, among other things, the nature of the investments and the frequency of the rebalancing needed to maintain the portfolio of investments held by ETFs in light of the Funds' strategies and shareholder base. They considered the fact that comparable ETFs pay similar or comparable fees for similar services.

The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other ETFs and funds, but concluded that the Funds' advisory fee rates were reasonable given the services provided.

Profitability

The Board considered the significant drivers of cost including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered the profitability to the Advisor of its management of each of the Existing Funds. The Board recognized that it is difficult to compare profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and to the extent such information is available it is affected by numerous factors, including the nature of a fund's shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers' operating profits and net income are typically reported net of distribution and marketing expenses.

Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement and the Unitary Fee Agreement was reasonable in light of the services and benefits provided to each Existing Fund.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each operational Existing Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2016, as applicable. The Board also considered performance information provided at regular Board meetings throughout the reporting period. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund and Active Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Existing Funds that are index funds or that otherwise use a benchmark as a measure of performance, the correlation of such Existing Fund's performance with the performance of its underlying benchmark was a more meaningful factor than the Existing Fund's total return.

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement for Funds covered under the Advisory Agreement. The Board considered the fact that the Geared Funds' shareholders tend to be active traders, which adds a level of complexity to the management of those Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Existing Funds but concluded that such benefits were relatively insignificant.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale associated with certain costs, and how and when shareholders might benefit from economies of scale. The Board considered that for each Fund covered by Advisory Agreement, each Fund (other than the ProShares Morningstar Alternatives Solution ETF, which pays 0.07%, the ProShares Global Listed Private Equity ETF, which pays 0.50%, the ProShares USD Covered Bond, which pays 0.35%, the ProShares German Sovereign/Sub-Sovereign ETF, which pays 0.35%, the ProShares Short Term USD Emerging Markets Bond ETF, which pays 0.50%, the ProShares Inflation Expectations ETF, which pays 0.55% and the ProShares CDS Short North American HY Credit ETF, which pays 0.65%) pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets, and that, pursuant to a contractual three year waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion, through at least September 30, 2018. The Board also considered

140 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) PROSHARES TRUST

the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Existing Fund, the investment advisory fees and other compensation payable to the Advisor were reasonable in relation to the nature and the quality of the services provided and that the continuation of the Advisory Agreement and the Unitary Fee Agreement was in the best interests of the shareholders of the Existing Funds. With respect to the New Fund, the Board, including all of the Independent Trustees, concluded in light of all factors considered, described above, that it was in the best interests of the New Fund to approve Unitary Fee Agreement. The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) :: 141

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the percentages of ordinary dividends paid during the tax year ended October 31, 2016 are designated as "qualified dividend income" (QDI), as defined in the Act, subject to reduced tax rates in 2016. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds designated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended October 31, 2016.

As of October 31, 2016, the Funds federal tax information is as follow:

Funds	QDI	DRD	QII
S&P 500 Dividend Aristocrats ETF	100.00%	100.00%	—
S&P Midcap 400 Dividend Aristocrats ETF	100.00	100.00	—
Russell 2000 Dividend Growers ETF	100.00	100.00	—
MSCI EAFE Dividend Growers ETF	100.00	—	—
MSCI Europe Dividend Growers ETF	100.00	—	—
MSCI Emerging Markets Dividend Growers ETF	72.78	—	—
Morningstar Alternatives Solution ETF	45.12	37.91	—
DJ Brookfield Global Infrastructure ETF	74.61	25.37	—
Global Listed Private Equity ETF	28.09	23.78	—
Large Cap Core Plus	100.00	100.00	—
S&P 500® Ex-Energy ETF	100.00	100.00	—
S&P 500® Ex-Financials ETF	100.00	100.00	—
S&P 500® Ex-Health Care ETF	97.67	94.14	—
S&P 500® Ex-Technology ETF	100.00	96.47	—
Hedged FTSE Europe ETF	84.45	—	—
Hedged FTSE Japan ETF	36.70	—	—
High Yield-Interest Rate Hedged	—	—	91.20%
Investment Grade-Interest Rate Hedged	—	—	73.07
Hedge Replication ETF	100.00	100.00	—
Merger ETF	100.00	100.00	—
RAFI® Long/Short	100.00	100.00	—
Inflation Expectations ETF	—	—	61.14

Funds with Short Term Capital Gain Designation

For the tax year ended October 31, 2016, the Funds do not have any ordinary distributions paid during the Trust's tax year that are from qualified short-term capital gain. The Funds designate up to the maximum amount of Qualified Short Term Gains.

Funds with Equalization

For the tax year ended October 31, 2016, the following Funds utilized equalization to offset long-term capital gains with the amounts stated below:

Fund	Long-Term
S&P Midcap 400 Dividend Aristocrats ETF	$300,151
Russell 2000 Dividend Growers ETF	1,051,551
S&P 500® Ex-Energy ETF	2,654
S&P 500® Ex-Energy ETF	2,654
S&P 500® Ex-Technology ETF	1,315
Managed Futures Strategy ETF	2,291

142 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

Tax Return of Capital—Section 19 Notice

The following information concerns the source of distributions paid to shareholders of record as follows:

Ticker	Fund Name	CUSIP
TOLZ	ProShares DJ Brookfield Global Infrastructure ETF	74347	B508

Record Date	Pay Date	Source of Distribution[1]	Distribution	% of Distribution
Sept. 23, 2016	Sept. 29, 2016	Estimated Net Investment Income	$0.199067	84.97%
		Estimated Return of Capital	$0.035220	15.03%
		Total (per share)	$0.234287	100%
Jun. 24, 2016	Jun. 30, 2016	Estimated Net Investment Income	$0.332335	84.97%
		Estimated Return of Capital	$0.058798	15.03%
		Total (per share)	$0.391133	100%
Mar. 28, 2016	Apr. 1, 2016	Estimated Net Investment Income	$0.226580	84.97%
		Estimated Return of Capital	$0.040087	15.03%
		Total (per share)	$0.266667	100%

Ticker	Fund Name	CUSIP
PEX	ProShares Global Listed Private Equity ETF	74348	A533

Record Date	Pay Date	Source of Distribution[1]	Distribution	% of Distribution
Sept. 23, 2016	Sept. 29, 2016	Estimated Net Investment Income	$0.440194	68.02%
		Estimated Return of Capital	$0.206933	31.98%
		Total (per share)	$0.647127	100%
Jun. 24, 2016	Jun. 30, 2016	Estimated Net Investment Income	$0.349774	68.02%
		Estimated Return of Capital	$0.164427	31.98%
		Total (per share)	$0.514201	100%
Mar. 28, 2016	Apr. 1, 2016	Estimated Net Investment Income	$0.107471	68.02%
		Estimated Return of Capital	$0.050522	31.98%
		Total (per share)	$0.157993	100%

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 143

Ticker	Fund Name	CUSIP
HGEU	ProShares Hedged FTSE Europe ETF	74347	B615

Record Date	Pay Date	Source of Distribution[1]	Distribution	% of Distribution
Sept. 23, 2016	Sept. 29, 2016	Estimated Net Investment Income	$0.503049	99.42%
		Estimated Return of Capital	$0.002940	0.58%
		Total (per share)	$0.505989	100%
Jun. 24, 2016	Jun. 30, 2016	Estimated Net Investment Income	$1.057713	99.42%
		Estimated Return of Capital	$0.006182	0.58%
		Total (per share)	$1.063895	100%
Mar. 28, 2016	Apr. 1, 2016	Estimated Net Investment Income	$0.153631	99.42%
		Estimated Return of Capital	$0.000898	0.58%
		Total (per share)	$0.154529	100%

1  The amounts and sources of distributions reported in this notice are estimates, are not being reported for tax reporting purposes and may later be determined to be from taxable net investment income, short-term gains, long-term gains (to the extent permitted by law), and return of capital. Return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you. The actual amounts and sources for tax reporting purposes will depend upon the Fund's investment experience during the remainder of the year and may be subject to changes based on tax regulations. You will receive a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. As a result, shareholders should not use this distribution information for tax reporting purposes.

Proxy Voting Information

A description of Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the website at www.ProShares.com

144 :: MISC. INFORMATION (UNAUDITED)PROSHARES TRUST

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ProShares Trust

7501 Wisconsin Avenue, Suite 1000E, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Geared ETFs seek returns that are either 3x, 2x, -1x, -2x or -3x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. These effects may be more pronounced in funds with larger or inverse multiples and in funds with volatile benchmarks. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com.

"S&P Merger Arbitrage", "S&P 500® Dividend Aristocrats®", "S&P Strategic Futures Index", "S&P 400 MidCap® Dividend Aristocrats®", certain "S&P Select Industry Indices", "S&P 500 Ex-Energy Index", "S&P 500 Ex-Financials & Real Estate Index", "S&P 500 Ex-Health Care Index", "S&P 500 Ex-Information Technology & Telecommunication Services Index"and "Dow Jones Brookfield Global Infrastructure Composite Index" are products of S&P Dow Jones Indices LLC and its affiliates. The "Russell 2000® Dividend Growth Index" is a trademark of Russell Investment Group. "MSCI Europe Dividend Masters Index" and "MSCI Emerging Markets Dividend Masters Index" are service marks of MSCI. "Credit Suisse 130/30 Large Cap IndexTM" is a trademark of Credit Suisse Securities (USA) LLC or one of its affiliates. "Research Affiliates Fundamental Index®" and "RAFI®" are trademarks of Research Affiliates, LLC. "Merrill Lynch Factor Model — Exchange Series", "Merrill Lynch Factor Model®" and "Merrill Lynch InternationalTM" are intellectual property of Merrill Lynch, Pierce, Fenner & Smith IncorporatedTM or its affiliates ("BofAML"). "Solactive®" is a trademark of Solactive AG. "CITI" is a trademark and service mark of Citigroup Inc. or its affiliates, and is used and registered throughout the world. "LPX® Direct Listed Private Equity Index" and "LPX®" are registered trademarks of LPX GmbH. "Deutsche Bank" and "DB Short Maturity Emerging Market Bond IndexSM" are service marks of Deutsche Bank AG. "Bloomberg®", "Bloomberg Commodity IndexSM" and the names identifying each of the individual Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg"). "Morningstar® Diversified Alternatives IndexSM" is a product of Morningstar, Inc. "FTSE Developed Europe 100% Hedged to USD Index", "FTSE Developed Europe All Cap Index" and "FTSE Japan 100% Hedged to USD Index" are trademarks of the FTSE International Limited ("FTSE"). All have been licensed for use by ProShares. "FTSE®" is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2017 ProShare Advisors LLC. All rights reserved.  PSSSA1116

SEMIANNUAL REPORT

NOVEMBER 30, 2016

Geared

Short MarketCap

SH  Short S&P500®

PSQ  Short QQQ®

DOG  Short Dow30SM

MYY  Short MidCap400

RWM  Short Russell2000

SBB  Short SmallCap600

SDS  UltraShort S&P500®

QID  UltraShort QQQ®

DXD  UltraShort Dow30SM

MZZ  UltraShort MidCap400

TWM  UltraShort Russell2000

SDD  UltraShort SmallCap600

SPXU  UltraPro Short S&P500®

SQQQ  UltraPro Short QQQ®

SDOW  UltraPro Short Dow30SM

SMDD  UltraPro Short MidCap400

SRTY  UltraPro Short Russell2000

Short Sector

SBM  Short Basic Materials

SEF  Short Financials

DDG  Short Oil & Gas

REK  Short Real Estate

KRS  Short S&P Regional Banking

SMN  UltraShort Basic Materials

BIS  UltraShort Nasdaq Biotechnology

SZK  UltraShort Consumer Goods

SCC  UltraShort Consumer Services

SKF  UltraShort Financials

GDXS  UltraShort Gold Miners

RXD  UltraShort Health Care

SIJ  UltraShort Industrials

DUG  UltraShort Oil & Gas

SOP  UltraShort Oil & Gas Exploration & Production

SRS  UltraShort Real Estate

SSG  UltraShort Semiconductors

REW  UltraShort Technology

SDP  UltraShort Utilities

ZBIO  UltraPro Short Nasdaq Biotechnology

FINZ  UltraPro Short Financial Select Sector

Short International

EFZ  Short MSCI EAFE

EUM  Short MSCI Emerging Markets

YXI  Short FTSE China 50

EFU  UltraShort MSCI EAFE

EEV  UltraShort MSCI Emerging Markets

EPV  UltraShort FTSE Europe

BZQ  UltraShort MSCI Brazil Capped

FXP  UltraShort FTSE China 50

EWV  UltraShort MSCI Japan

SMK  UltraShort MSCI Mexico Capped IMI

Short Fixed Income

TBX  Short 7-10 Year Treasury

TBF  Short 20+ Year Treasury

SJB  Short High Yield

TBZ  UltraShort 3-7 Year Treasury

PST  UltraShort 7-10 Year Treasury

TBT  UltraShort 20+ Year Treasury

TPS  UltraShort TIPS

TTT  UltraPro Short 20+ Year Treasury

Ultra MarketCap

SSO  Ultra S&P500®

QLD  Ultra QQQ®

DDM  Ultra Dow30SM

MVV  Ultra MidCap400

UWM  Ultra Russell2000

SAA  Ultra SmallCap600

UPRO  UltraPro S&P500®

TQQQ  UltraPro QQQ®

UDOW  UltraPro Dow30SM

UMDD  UltraPro MidCap400

URTY  UltraPro Russell2000

Ultra Sector

UYM  Ultra Basic Materials

BIB  Ultra Nasdaq Biotechnology

UGE  Ultra Consumer Goods

UCC  Ultra Consumer Services

UYG  Ultra Financials

GDXX  Ultra Gold Miners

GDJJ  Ultra Junior Miners

RXL  Ultra Health Care

UXI  Ultra Industrials

DIG  Ultra Oil & Gas

UOP  Ultra Oil & Gas Exploration & Production

URE  Ultra Real Estate

KRU  Ultra S&P Regional Banking

USD  Ultra Semiconductors

ROM  Ultra Technology

LTL  Ultra Telecommunications

UPW  Ultra Utilities

UBIO  UltraPro Nasdaq Biotechnology

FINU  UltraPro Financial Select Sector

Ultra International

EFO  Ultra MSCI EAFE

EET  Ultra MSCI Emerging Markets

UPV  Ultra FTSE Europe

UBR  Ultra MSCI Brazil Capped

XPP  Ultra FTSE China 50

EZJ  Ultra MSCI Japan

UMX  Ultra MSCI Mexico Capped IMI

Ultra Fixed Income

UST  Ultra 7-10 Year Treasury

UBT  Ultra 20+ Year Treasury

UJB  Ultra High Yield

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

TABLE OF CONTENTS

I	Shareholder Letter
II	Allocation of Portfolio Holdings & Index Composition
XLVI	Expense Examples
1	Schedule of Portfolio Investments
2	Geared
191	Statements of Assets and Liabilities
208	Statements of Operations
225	Statements of Changes in Net Assets
258	Financial Highlights
306	Notes to Financial Statements
340	Board Approval of Investment Advisory Agreement
344	Federal Tax Information
345	Proxy Voting & Quarterly Portfolio Holdings Information

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DEAR SHAREHOLDER:

I am pleased to present the ProShares Trust Annual Report for the six months ending November 30, 2016.

Stock Markets Mixed

U.S. stock markets staged a strong rally following the presidential election, as hopes of a pro-business administration lifted stocks across the board. Small-cap companies were the biggest gainers. Smaller companies tend to be less reliant on international trade than large companies, which means their profits are less exposed if the new administration takes a more protectionist approach to trade. For the six-month period, the S&P 500® and the Dow® were up 6.0% and 9.0%, respectively, while the S&P MidCap 400® gained 9.9% and the Russell 2000® Index rose 15.4%. The U.S. economy has picked up pace, with third quarter GDP posting the best quarterly advance in two years.

Seven of 10 Dow Jones U.S. Industry Indices gained during the six-month period. Financials, oil & gas, and industrials were in the lead, up 11.7%, 11.1% and 11.1%, respectively. Utilities, health care and consumer goods were the biggest losers, down 2.9%, 2.1% and 2.0%, respectively.

Outside the United States, stock markets were mixed. The MSCI EAFE Index, which tracks developed markets outside North America, fell 1.3%, dragged down by Europe, which lost 4.7%, as measured by the MSCI Europe Index. The Brexit vote in June has clouded the political climate across Europe, making the economic and investment outlook murkier, too. Japan was up 4.7% as measured by the MSCI Japan Index, as a stabilizing economy and a weak yen helped boost Japanese stocks. Emerging markets staged a strong recovery, with the MSCI Emerging Markets index up 8.4%, as investors rushed back into emerging market stocks, which look cheap compared to their developed market counterparts.

The U.S. dollar index was up 4.4%, impacting the performance of international stocks in dollar terms.

Bond Markets Mostly Negative

Bond markets had mostly negative results for the six-month period, with the Barclays U.S. Aggregate Bond Index down 0.9%. Interest rates surged during the latter part of the period, the result of rising growth and inflation expectations, the president-elect's promise of tax cuts and fiscal stimulus, and expectations of a Fed Funds rate hike (which did occur in December). Longer-dated Treasurys were hit the hardest, with the Ryan Labs Treasury 10 Year and 30 Year Indexes down 4.1% and 7.0%, respectively. Credit markets were mixed. The Markit iBoxx $ Liquid Investment Grade Index was down 0.4%, while the Markit iBoxx $ Liquid High Yield Index gained 5.4%.

ProShares Lineup Continues to Expand

At the forefront of the ETF revolution since 2006, ProShares celebrated its tenth anniversary this year. ProShares offers one of the largest lineups of ETFs, with more than $27 billion in assets, and is the leader in strategies such as dividend growth, alternative and geared (leveraged and inverse). Our dividend growers suite has seen significant growth in the last six months, ending the period with more than $3 billion in assets, up nearly 50%. Our flagship fund, NOBL, has added more than $640 million in assets, while REGL and SMDV have each added more than $160 million. Another key development during the six-month period: we launched the only K-1 free U.S. crude oil ETF, which allows investors to avoid the complicated tax reporting that comes with most other crude oil funds.

Thank you for investing in ProShares. We appreciate your continued trust and confidence.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

PROSHARES.COM :: I

ALLOCATION OF PORTFOLIO HOLDINGS &
INDEX COMPOSITION

II :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short S&P500® (Ticker: SH)  GEARED PROSHARES

ProShares Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(95%)
Futures Contracts	(5%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	20.8%
Financials	14.6%
Health Care	13.7%
Consumer Discretionary	12.3%
Industrials	10.5%
Consumer Staples	9.3%
Energy	7.5%
Utilities	3.1%
Materials	2.9%
Real Estate	2.8%
Telecommunication Services	2.5%

ProShares Short QQQ® (Ticker: PSQ)

ProShares Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(95%)
Futures Contracts	(5%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	57.0%
Consumer Discretionary	21.7%
Health Care	11.7%
Consumer Staples	6.4%
Industrials	2.0%
Telecommunication Services	1.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: III

ProShares Short Dow30SM (Ticker: DOG)

ProShares Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(97%)
Futures Contracts	(3%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Industrials	20.0%
Financials	17.4%
Information Technology	17.0%
Consumer Discretionary	14.2%
Health Care	13.0%
Health Energy	7.1%
Consumer Staples	6.9%
Materials	2.6%
Telecommunication Services	1.8%

ProShares Short MidCap400 (Ticker: MYY)

ProShares Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(94%)
Futures Contracts	(6%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Information Technology	17.8%
Financials	16.3%
Industrials	14.9%
Consumer Discretionary	11.4%
Real Estate	10.8%
Health Care	7.5%
Materials	7.4%
Utilities	5.4%
Consumer Staples	4.3%
Energy	4.0%
Telecommunication Services	0.2%

IV :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short Russell2000 (Ticker: RWM)

ProShares Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(96%)
Futures Contracts	(4%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	19.2%
Information Technology	17.1%
Industrials	14.8%
Consumer Discretionary	12.7%
Health Care	12.6%
Real Estate	7.7%
Materials	5.0%
Utilities	3.7%
Energy	3.6%
Consumer Staples	2.9%
Telecommunication Services	0.7%

ProShares Short SmallCap600 (Ticker: SBB)

ProShares Short SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P SmallCap 600® (the "Index"). The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 – Composition

% of Index
Industrials	18.7%
Financials	17.9%
Information Technology	15.5%
Consumer Discretionary	14.2%
Health Care	11.5%
Materials	6.5%
Real Estate	5.9%
Energy	3.5%
Consumer Staples	2.8%
Utilities	2.5%
Telecommunication Services	1.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: V

ProShares UltraShort S&P500® (Ticker: SDS)

ProShares UltraShort S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(193%)
Futures Contracts	(7%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	20.8%
Financials	14.6%
Health Care	13.7%
Consumer Discretionary	12.3%
Industrials	10.5%
Consumer Staples	9.3%
Energy	7.5%
Utilities	3.1%
Materials	2.9%
Real Estate	2.8%
Telecommunication Services	2.5%

ProShares UltraShort QQQ® (Ticker: QID)

ProShares UltraShort QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(194%)
Futures Contracts	(6%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	57.0%
Consumer Discretionary	21.7%
Health Care	11.7%
Consumer Staples	6.4%
Industrials	2.0%
Telecommunication Services	1.2%

VI :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Dow30SM (Ticker: DXD)

ProShares UltraShort Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(195%)
Futures Contracts	(5%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Industrials	20.0%
Financials	17.4%
Information Technology	17.0%
Consumer Discretionary	14.2%
Health Care	13.0%
Energy	7.1%
Consumer Staples	6.9%
Materials	2.6%
Telecommunication Services	1.8%

ProShares UltraShort MidCap400 (Ticker: MZZ)

ProShares UltraShort MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(193%)
Futures Contracts	(7%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Information Technology	17.8%
Financials	16.3%
Industrials	14.9%
Consumer Discretionary	11.4%
Real Estate	10.8%
Health Care	7.5%
Materials	7.4%
Utilities	5.4%
Consumer Staples	4.3%
Energy	4.0%
Telecommunication Services	0.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: VII

ProShares UltraShort Russell2000 (Ticker: TWM)

ProShares UltraShort Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(189%)
Futures Contracts	(11%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	19.2%
Information Technology	17.1%
Industrials	14.8%
Consumer Discretionary	12.7%
Health Care	12.6%
Real Estate	7.7%
Materials	5.0%
Utilities	3.7%
Energy	3.6%
Consumer Staples	2.9%
Telecommunication Services	0.7%

ProShares UltraShort SmallCap600 (Ticker: SDD)

ProShares UltraShort SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P SmallCap 600® (the "Index"). The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 – Composition

% of Index
Industrials	18.7%
Financials	17.9%
Information Technology	15.5%
Consumer Discretionary	14.2%
Health Care	11.5%
Materials	6.5%
Real Estate	5.9%
Energy	3.5%
Consumer Staples	2.8%
Utilities	2.5%
Telecommunication Services	1.0%

VIII :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Short S&P500® (Ticker: SPXU)

ProShares UltraPro Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P 500® (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(294%)
Futures Contracts	(6%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	20.8%
Financials	14.6%
Health Care	13.7%
Consumer Discretionary	12.3%
Industrials	10.5%
Consumer Staples	9.3%
Energy	7.5%
Utilities	3.1%
Materials	2.9%
Real Estate	2.8%
Telecommunication Services	2.5%

ProShares UltraPro Short QQQ® (Ticker: SQQQ)

ProShares UltraPro Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(292%)
Futures Contracts	(8%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	57.0%
Consumer Discretionary	21.7%
Health Care	11.7%
Consumer Staples	6.4%
Industrials	2.0%
Telecommunication Services	1.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: IX

ProShares UltraPro Short Dow30SM (Ticker: SDOW)

ProShares UltraPro Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index). The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(295%)
Futures Contracts	(5%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Industrials	20.0%
Financials	17.4%
Information Technology	17.0%
Consumer Discretionary	14.2%
Health Care	13.0%
Energy	7.1%
Consumer Staples	6.9%
Materials	2.6%
Telecommunication Services	1.8%

ProShares UltraPro Short MidCap400 (Ticker: SMDD)

ProShares UltraPro Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P MidCap 400® (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(284%)
Futures Contracts	(16%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Information Technology	17.8%
Financials	16.3%
Industrials	14.9%
Consumer Discretionary	11.4%
Real Estate	10.8%
Health Care	7.5%
Materials	7.4%
Utilities	5.4%
Consumer Staples	4.3%
Energy	4.0%
Telecommunication Services	0.2%

X :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Short Russell2000 (Ticker: SRTY)

ProShares UltraPro Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(285%)
Futures Contracts	(15%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	19.2%
Information Technology	17.1%
Industrials	14.8%
Consumer Discretionary	12.7%
Health Care	12.6%
Real Estate	7.7%
Materials	5.0%
Utilities	3.7%
Energy	3.6%
Consumer Staples	2.9%
Telecommunication Services	0.7%

ProShares Short Basic Materials (Ticker: SBM)

ProShares Short Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	81.4%
Metals & Mining	17.2%
Paper & Forest Products	0.8%
Oil, Gas & Consumable Fuels	0.6%

ProShares Short Financials (Ticker: SEF)

ProShares Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	32.7%
Diversified Financials	26.3%
Real Estate	19.6%
Insurance	15.6%
Software & Services	5.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XI

ProShares Short Oil & Gas (Ticker: DDG)

ProShares Short Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	82.6%
Energy Equipment & Services	16.9%
Electric Utilities	0.4%
Semiconductors & Semiconductor Equipment	0.1%

ProShares Short Real Estate (Ticker: REK)

ProShares Short Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	92.5%
Mortgage Real Estate Investment Trusts (REITs)	4.8%
Real Estate Management & Development	2.7%

ProShares Short S&P Regional Banking (Ticker: KRS)

ProShares Short S&P Regional Banking (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Regional Banks Select Industry IndexSM (the "Index"). The Index is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include, among others, leading regional banks or thrifts listed on a U.S. exchange.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
S&P Regional Banks Select Industry Index – Composition

% of Index
Regional Banks	100%

XII :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Basic Materials (Ticker: SMN)

ProShares UltraShort Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	81.4%
Metals & Mining	17.2%
Paper & Forest Products	0.8%
Oil, Gas & Consumable Fuels	0.6%

ProShares UltraShort Nasdaq Biotechnology (Ticker: BIS)

ProShares UltraShort Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	82.1%
Pharmaceuticals	10.9%
Life Sciences Tools & Services	6.9%
Health Care Equipment & Supplies	0.1%

ProShares UltraShort Consumer Goods (Ticker: SZK)

ProShares UltraShort Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Index measures the stock performance of U.S. companies in the consumer goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food Beverage & Tobacco	50.9%
Household & Personal Products	18.4%
Consumer Durables & Apparel	14.5%
Automobiles & Components	9.9%
Software & Services	2.5%
Capital Goods	1.9%
Retailing	1.4%
Diversified Financials	0.3%
Commercial & Professional Services	0.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XIII

ProShares UltraShort Consumer Services (Ticker: SCC)

ProShares UltraShort Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Index measures the stock performance of U.S. companies in the consumer services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
Retailing	37.8%
Media	23.5%
Consumer Services	15.6%
Food & Staples Retailing	14.0%
Transportation	4.7%
Health Care Equipment & Services	2.6%
Commercial & Professional Services	1.5%
Capital Goods	0.1%
Software & Services	0.1%
Technology Hardware & Equipment	0.1%

ProShares UltraShort Financials (Ticker: SKF)

ProShares UltraShort Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	32.7%
Diversified Financials	26.3%
Real Estate	19.6%
Insurance	15.6%
Software & Services	5.8%

ProShares UltraShort Gold Miners (Ticker: GDXS)

ProShares UltraShort Gold Miners (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NYSE Arca Gold Miners Index (the "Index"). The Index is a modified market-capitalization weighted index primarily comprised of publicly traded companies involved in the mining of gold and silver. The weight of companies whose revenues are more significantly exposed to silver mining will not exceed 20% of the Index at the time of the Index's rebalance.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NYSE Arca Gold Miners Index – Composition

% of Index
Gold	86.5%
Silver	9.5%
Diversified Metals & Mining	3.3%
Precious Metals & Minerals	0.7%

XIV :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Health Care (Ticker: RXD)

ProShares UltraShort Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals	35.8%
Biotechnology	23.0%
Health Care Equipment & Supplies	19.4%
Health Care Providers & Services	17.6%
Life Sciences Tools & Services	4.1%
Commercial Services & Supplies	0.1%

ProShares UltraShort Industrials (Ticker: SIJ)

ProShares UltraShort Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
Capital Goods	59.1%
Software & Services	13.0%
Transportation	12.3%
Materials	6.2%
Commercial & Professional Services	4.1%
Technology Hardware & Equipment	4.0%
Pharmaceuticals, Biotechnology	1.1%
Utilities	0.2%

ProShares UltraShort Oil & Gas (Ticker: DUG)

ProShares UltraShort Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	82.6%
Energy Equipment & Services	16.9%
Electric Utilities	0.4%
Semiconductors & Semiconductor Equipment	0.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XV

ProShares UltraShort Oil & Gas Exploration & Production (Ticker: SOP)

ProShares UltraShort Oil & Gas Exploration & Production (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Oil & Gas Exploration & Production Select Industry Index (the "Index"). The Index is equally weighted (as adjusted for diversification and liquidity) and includes domestic companies from the oil and gas exploration and production sub-industry. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Oil & Gas Exploration & Production Select Industry Index – Composition

% of Index
Oil & Gas Exploration & Production	77.6%
Oil & Gas Refining & Marketing	17.0%
Integrated Oil & Gas	5.4%

ProShares UltraShort Real Estate (Ticker: SRS)

ProShares UltraShort Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	92.5%
Mortgage Real Estate Investment Trusts (REITs)	4.8%
Real Estate Management & Development	2.7%

ProShares UltraShort Semiconductors (Ticker: SSG)

ProShares UltraShort Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Index measures the performance of the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	99.6%
Technology Hardware & Equipment	0.4%

XVI :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Technology (Ticker: REW)

ProShares UltraShort Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Software & Services	53.6%
Technology Hardware & Equipment	26.8%
Semiconductors & Semiconductor Equipment	18.4%
Health Care Equipment & Services	0.8%
Capital Goods	0.1%
Commercial & Professional Services	0.1%
Consumer Durables & Apparels	0.1%
Telecommunication Services	0.1%

ProShares UltraShort Utilities (Ticker: SDP)

ProShares UltraShort Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electric Utilities	58.1%
Multi-Utilities	31.1%
Gas Utilities	5.7%
Water Utilities	2.7%
Independent Power and Renewable Electricity Producers	2.4%

ProShares UltraPro Short Nasdaq Biotechnology (Ticker: ZBIO)

ProShares UltraPro Short Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(300%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	82.1%
Pharmaceuticals	10.9%
Life Sciences Tools & Services	6.9%
Health Care Equipment & Supplies	0.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XVII

ProShares UltraPro Short Financial Select Sector (Ticker: FINZ)

ProShares UltraPro Short Financial Select Sector (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P Financial Select Sector Index (the "Index"). The Index is one of eleven of the S&P Select Sector Indices (the "Select Sector Indices"), each designed to measure the performance of a sector of the S&P 500. Membership in the Select Sector Indices is generally determined by the Global Industry Classification Standard which classifies securities primarily based on revenues; however, earnings and market perception are also considered. The Index consists of companies in the financial sector, including companies involved in banking, thrifts & mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. The financial sector also includes real estate companies and real estate investment trusts.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(300%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Financial Select Sector Index – Composition

% of Index
Banks	44.6%
Capital Markets	19.6%
Insurance	19.1%
Diversified Financial Services	11.0%
Consumer Finance	5.7%

ProShares Short MSCI EAFE (Ticker: EFZ)

ProShares Short MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	24.7%
United Kingdom	18.2%
France	9.9%
Others	9.3%
Germany	9.0%
Switzerland	8.7%
Australia	7.5%
Hong Kong	3.6%
Netherlands	3.3%
Spain	3.0%
Sweden	2.8%

MSCI EAFE Index – Composition

% of Index
Financials	21.0%
Industrials	14.2%
Consumer Discretionary	12.6%
Consumer Staples	11.3%
Health Care	10.6%
Materials	7.8%
Information Technology	5.5%
Energy	5.2%
Telecommunication Services	4.5%
Real Estate	3.9%
Utilities	3.4%

XVIII :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short MSCI Emerging Markets (Ticker: EUM)

ProShares Short MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in emerging markets countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	27.6%
Korea	14.6%
Taiwan	12.5%
Others	10.1%
India	8.2%
Brazil	7.8%
South Africa	6.8%
Russia	4.0%
Mexico	3.4%
Indonesia	2.5%
Malaysia	2.5%

MSCI Emerging Markets Index – Composition

% of Index
Financials	24.3%
Information Technology	23.6%
Consumer Discretionary	10.3%
Energy	7.8%
Consumer Staples	7.4%
Materials	6.9%
Industrials	5.9%
Telecommunication Services	5.9%
Utilities	2.8%
Real Estate	2.6%
Health Care	2.5%

ProShares Short FTSE China 50 (Ticker: YXI)

ProShares Short FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the FTSE China 50 Index® (the "Index"). The Index is consists of 50 of the largest and most liquid Chinese stocks listed and traded on the Stock Exchange of Hong Kong.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	45.8%
Energy	13.0%
Information Technology	11.5%
Telecommunication Services	10.8%
Industrials	7.2%
Real Estate	4.5%
Consumer Discretionary	2.7%
Utilities	2.3%
Consumer Staples	1.4%
Materials	0.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XIX

ProShares UltraShort MSCI EAFE (Ticker: EFU)

ProShares UltraShort MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	24.7%
United Kingdom	18.2%
France	9.9%
Others	9.3%
Germany	9.0%
Switzerland	8.7%
Australia	7.5%
Hong Kong	3.6%
Netherlands	3.3%
Spain	3.0%
Sweden	2.8%

MSCI EAFE Index – Composition

% of Index
Financials	21.0%
Industrials	14.2%
Consumer Discretionary	12.6%
Consumer Staples	11.3%
Health Care	10.6%
Materials	7.8%
Information Technology	5.5%
Energy	5.2%
Telecommunication Services	4.5%
Real Estate	3.9%
Utilities	3.4%

ProShares UltraShort MSCI Emerging Markets (Ticker: EEV)

ProShares UltraShort MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in emerging markets countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	27.6%
Korea	14.6%
Taiwan	12.5%
Others	10.1%
India	8.2%
Brazil	7.8%
South Africa	6.8%
Russia	4.0%
Mexico	3.4%
Indonesia	2.5%
Malaysia	2.5%

MSCI Emerging Markets Index – Composition

% of Index
Financials	24.3%
Information Technology	23.6%
Consumer Discretionary	10.3%
Energy	7.8%
Consumer Staples	7.4%
Materials	6.9%
Industrials	5.9%
Telecommunication Services	5.9%
Utilities	2.8%
Real Estate	2.6%
Health Care	2.5%

XX :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort FTSE Europe (Ticker: EPV)

ProShares UltraShort FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE Developed Europe All Cap Index® (the "Index")*. The Index is a free float-adjusted market cap weighted index representing the performance of large, mid- and small cap companies in Developed European markets, including the UK.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe Index – Country

% of Index
United Kingdom	30.7%
France	14.4%
Germany	14.0%
Switzerland	13.5%
Sweden	5.0%
Netherlands	5.0%
Spain	4.8%
Others	4.3%
Italy	3.6%
Denmark	2.6%
Belgium	2.1%

FTSE Developed Europe All Cap Index* – Composition

% of Index
Financials	19.6%
Industrials	14.1%
Consumer Staples	12.9%
Health Care	12.6%
Consumer Discretionary	11.2%
Materials	8.4%
Energy	7.0%
Information Technology	4.4%
Telecommunication Services	3.8%
Utilities	3.5%
Real Estate	2.4%
Others	0.1%

*On September 1, 2016, the Fund's underlying Index changed from the FTSE Developed Europe Index to the FTSE Developed Europe All Cap Index in order to match the Fund's underlying Index to its investment objective.

ProShares UltraShort MSCI Brazil Capped (Ticker: BZQ)

ProShares UltraShort MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Brazil 25/50 Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted, market capitalization of the region.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	34.5%
Consumer Staples	16.0%
Energy	14.0%
Materials	12.1%
Utilities	6.4%
Consumer Discretionary	5.0%
Industrials	4.3%
Information Technology	3.4%
Telecommunication Services	2.4%
Real Estate	1.2%
Health Care	0.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XXI

ProShares UltraShort FTSE China 50 (Ticker: FXP)

ProShares UltraShort FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE China 50 Index® (the "Index"). The Index is comprised of 50 of the largest and most liquid Chinese stocks listed and traded on the Stock Exchange of Hong Kong.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	45.8%
Energy	13.0%
Information Technology	11.5%
Telecommunication Services	10.8%
Industrials	7.2%
Real Estate	4.5%
Consumer Discretionary	2.7%
Utilities	2.3%
Consumer Staples	1.4%
Materials	0.8%

ProShares UltraShort MSCI Japan (Ticker: EWV)

ProShares UltraShort MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Japan Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in Japan.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Consumer Discretionary	21.1%
Industrials	20.4%
Financials	13.8%
Information Technology	10.6%
Consumer Staples	7.5%
Health Care	7.4%
Materials	5.9%
Telecommunication Services	5.7%
Real Estate	4.7%
Utilities	2.1%
Energy	0.8%

XXII :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort MSCI Mexico Capped IMI (Ticker: SMK)

ProShares UltraShort MSCI Mexico Capped IMI (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Mexico IMI 25/50 Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican market by capturing 99% of the publicly available total market capitalization.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico IMI 25/50 Index – Composition

% of Index
Consumer Staples	25.8%
Materials	17.1%
Financials	14.9%
Industrials	13.3%
Telecommunication Services	12.6%
Consumer Discretionary	9.5%
Real Estate	6.0%
Health Care	0.8%

ProShares Short 7-10 Year Treasury (Ticker: TBX)

ProShares Short 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the "Index")*. The Index includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(98%)
Futures Contracts	(3%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index* – Composition

% of Index
7-10 Year U.S. Treasury	100%

*On October 14, 2016, the Fund's underlying Index changed from the Barclays U.S. 7-10 Year Treasury Bond Index to the ICE U.S. Treasury 7-10 Year Bond Index in order to match the Fund's underlying Index to its investment objective.

ProShares Short 20+ Year Treasury (Ticker: TBF)

ProShares Short 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index")*. The Index includes publicly issued U.S. Treasury securities that have a remaining maturity greater than twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(98%)
Futures Contracts	(3%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index* – Composition

% of Index
20+ Year U.S. Treasury	100%

*On October 14, 2016, the Fund's underlying Index changed from the Barclays U.S. 20+ Year Treasury Bond Index to the ICE U.S. Treasury 20+ Year Bond Index in order to match the Fund's underlying Index to its investment objective.

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XXIII

ProShares Short High Yield (Ticker: SJB)

ProShares Short High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated sub-investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield Index – Composition

% of Index
High Yield	100%

ProShares UltraShort 3-7 Year Treasury (Ticker: TBZ)

ProShares UltraShort 3-7 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 3-7 Year Bond Index (the "Index")*. The Index includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than three years and less than or equal to seven years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 3-7 Year Bond Index* – Composition

% of Index
3-7 Year U.S. Treasury	100%

*On October 14, 2016, the Fund's underlying Index changed from the Barclays U.S. 3-7 Year Treasury Bond Index to the ICE U.S. Treasury 3-7 Year Bond Index in order to match the Fund's underlying Index to its investment objective.

XXIV :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort 7–10 Year Treasury (Ticker: PST)

ProShares UltraShort 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the "Index")*. The Index includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(198%)
Futures Contracts	(3%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index* – Composition

% of Index
7–10 Year U.S. Treasury	100%

*On October 14, 2016, the Fund's underlying Index changed from the Barclays U.S. 7-10 Year Treasury Bond Index to the ICE U.S. Treasury 7-10 Year Bond Index in order to match the Fund's underlying Index to its investment objective.

ProShares UltraShort 20+ Year Treasury (Ticker: TBT)

ProShares UltraShort 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index")*. The Index includes publicly issued U.S. Treasury securities that have a remaining maturity greater than twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Futures Contracts	(2%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index* – Composition

% of Index
20+ Year U.S. Treasury	100%

*On October 14, 2016, the Fund's underlying Index changed from the Barclays U.S. 20+ Year Treasury Bond Index to the ICE U.S. Treasury 20+ Year Bond Index in order to match the Fund's underlying Index to its investment objective.

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XXV

ProShares UltraShort TIPS (Ticker: TPS)

ProShares UltraShort TIPS (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) (the "Index"). The Index includes all publicly issued TIPS that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million or more par value outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria and the securities of the Index are updated on the last calendar day of each month. TIPS are the inflation indexed-bonds issued by the U.S. Treasury. The principal is adjusted by a designated inflation index, such as the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal, thus protecting the holder against inflation.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) – Composition

% of Index
TIPS (Series L)	100%

ProShares UltraPro Short 20+ Year Treasury (Ticker: TTT)

ProShares UltraPro Short 20+ Year Treasury (the "Fund") seeks investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index")*. The Index includes publicly issued U.S. Treasury securities that have a remaining maturity greater than twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(299%)
Futures Contracts	(1%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index* – Composition

% of Index
20+ Year U.S. Treasury	100%

*On October 14, 2016, the Fund's underlying Index changed from the Barclays U.S. 20+ Year Treasury Bond Index to the ICE U.S. Treasury 20+ Year Bond Index in order to match the Fund's underlying Index to its investment objective.

XXVI :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra S&P500® (Ticker: SSO)

ProShares Ultra S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	134%
Futures Contracts	6%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.9%
Microsoft Corp.	1.5%
Exxon Mobil Corp.	1.1%
Johnson & Johnson	1.0%
Berkshire Hathaway, Inc., Class B	0.9%

S&P 500 – Composition

% of Index
Information Technology	20.8%
Financials	14.6%
Health Care	13.7%
Consumer Discretionary	12.3%
Industrials	10.5%
Consumer Staples	9.3%
Energy	7.5%
Utilities	3.1%
Materials	2.9%
Real Estate	2.8%
Telecommunication Services	2.5%

ProShares Ultra QQQ® (Ticker: QLD)

ProShares Ultra QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	112%
Futures Contracts	7%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	8.6%
Microsoft Corp.	6.8%
Amazon.com, Inc.	5.2%
Facebook, Inc., Class A	4.0%
Alphabet, Inc., Class C	3.8%

NASDAQ-100 Index – Composition

% of Index
Information Technology	57.0%
Consumer Discretionary	21.7%
Health Care	11.7%
Consumer Staples	6.4%
Industrials	2.0%
Telecommunication Services	1.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XXVII

ProShares Ultra Dow30SM (Ticker: DDM)

ProShares Ultra Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	110%
Futures Contracts	10%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Goldman Sachs Group, Inc. (The)	6.3%
3M Co.	4.9%
International Business Machines Corp.	4.7%
UnitedHealth Group, Inc.	4.5%
Boeing Co. (The)	4.3%

Dow Jones Industrial Average – Composition

% of Index
Industrials	20.0%
Financials	17.4%
Information Technology	17.0%
Consumer Discretionary	14.2%
Health Care	13.0%
Energy	7.1%
Consumer Staples	6.9%
Materials	2.6%
Telecommunication Services	1.8%

ProShares Ultra MidCap400 (Ticker: MVV)

ProShares Ultra MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	114%
Futures Contracts	5%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
IDEXX Laboratories, Inc.	0.5%
WhiteWave Foods Co. (The)	0.5%
Synopsys, Inc.	0.5%
Raymond James Financial, Inc.	0.5%
Duke Realty Corp.	0.5%

S&P MidCap 400 – Composition

% of Index
Information Technology	17.8%
Financials	16.3%
Industrials	14.9%
Consumer Discretionary	11.4%
Real Estate	10.8%
Health Care	7.5%
Materials	7.4%
Utilities	5.4%
Consumer Staples	4.3%
Energy	4.0%
Telecommunication Services	0.2%

XXVIII :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Russell2000 (Ticker: UWM)

ProShares Ultra Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	105%
Futures Contracts	11%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Advanced Micro Devices, Inc.	0.3%
Microsemi Corp.	0.3%
Webster Financial Corp.	0.2%
Chemours Co. (The)	0.2%
Curtiss-Wright Corp.	0.2%

Russell 2000 Index – Composition

% of Index
Financials	19.2%
Information Technology	17.1%
Industrials	14.8%
Consumer Discretionary	12.7%
Health Care	12.6%
Real Estate	7.7%
Materials	5.0%
Utilities	3.7%
Energy	3.6%
Consumer Staples	2.9%
Telecommunication Services	0.7%

ProShares Ultra SmallCap600 (Ticker: SAA)

ProShares Ultra SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P SmallCap 600® (the "Index"). The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	131%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Chemours Co. (The)	0.4%
Take-Two Interactive Software, Inc.	0.4%
PDC Energy, Inc.	0.4%
US Silica Holdings, Inc.	0.4%
Wintrust Financial Corp.	0.3%

S&P SmallCap 600 – Composition

% of Index
Industrials	18.7%
Financials	17.9%
Information Technology	15.5%
Consumer Discretionary	14.2%
Health Care	11.5%
Materials	6.5%
Real Estate	5.9%
Energy	3.5%
Consumer Staples	2.8%
Utilities	2.5%
Telecommunication Services	1.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XXIX

ProShares UltraPro S&P500® (Ticker: UPRO)

ProShares UltraPro S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500® (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	28%
Swap Agreements	265%
Futures Contracts	7%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	0.9%
Microsoft Corp.	0.7%
Exxon Mobil Corp.	0.5%
Johnson & Johnson	0.4%
Berkshire Hathaway, Inc., Class B	0.4%

S&P 500 – Composition

% of Index
Information Technology	20.8%
Financials	14.6%
Health Care	13.7%
Consumer Discretionary	12.3%
Industrials	10.5%
Consumer Staples	9.3%
Energy	7.5%
Utilities	3.1%
Materials	2.9%
Real Estate	2.8%
Telecommunication Services	2.5%

ProShares UltraPro QQQ® (Ticker: TQQQ)

ProShares UltraPro QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	234%
Futures Contracts	5%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.5%
Microsoft Corp.	5.1%
Amazon.com, Inc.	3.9%
Facebook, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.8%

NASDAQ-100 Index – Composition

% of Index
Information Technology	57.0%
Consumer Discretionary	21.7%
Health Care	11.7%
Consumer Staples	6.4%
Industrials	2.0%
Telecommunication Services	1.2%

XXX :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Dow30SM (Ticker: UDOW)

ProShares UltraPro Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	44%
Swap Agreements	245%
Futures Contracts	11%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Goldman Sachs Group, Inc. (The)	3.5%
3M Co.	2.7%
International Business Machines Corp.	2.6%
UnitedHealth Group, Inc.	2.5%
Boeing Co. (The)	2.4%

Dow Jones Industrial Average – Composition

% of Index
Industrials	20.0%
Financials	17.4%
Information Technology	17.0%
Consumer Discretionary	14.2%
Health Care	13.0%
Energy	7.1%
Consumer Staples	6.9%
Materials	2.6%
Telecommunication Services	1.8%

ProShares UltraPro MidCap400 (Ticker: UMDD)

ProShares UltraPro MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400® (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Swap Agreements	239%
Futures Contracts	10%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
IDEXX Laboratories, Inc.	0.3%
WhiteWave Foods Co. (The)	0.3%
Synopsys, Inc.	0.3%
Raymond James Financial, Inc.	0.3%
Duke Realty Corp.	0.3%

S&P MidCap 400 – Composition

% of Index
Information Technology	17.8%
Financials	16.3%
Industrials	14.9%
Consumer Discretionary	11.4%
Real Estate	10.8%
Health Care	7.5%
Materials	7.4%
Utilities	5.4%
Consumer Staples	4.3%
Energy	4.0%
Telecommunication Services	0.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XXXI

ProShares UltraPro Russell2000 (Ticker: URTY)

ProShares UltraPro Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	234%
Futures Contracts	5%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Advanced Micro Devices, Inc.	0.2%
Microsemi Corp.	0.2%
Webster Financial Corp.	0.2%
Chemours Co. (The)	0.2%
Curtiss-Wright Corp.	0.2%

Russell 2000 Index – Composition

% of Index
Financials	19.2%
Information Technology	17.1%
Industrials	14.8%
Consumer Discretionary	12.7%
Health Care	12.6%
Real Estate	7.7%
Materials	5.0%
Utilities	3.7%
Energy	3.6%
Consumer Staples	2.9%
Telecommunication Services	0.7%

ProShares Ultra Basic Materials (Ticker: UYM)

ProShares Ultra Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	129%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
EI du Pont de Nemours & Co.	8.1%
Dow Chemical Co. (The)	7.9%
Monsanto Co.	5.7%
Praxair, Inc.	4.3%
Air Products & Chemicals, Inc.	3.9%

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	81.4%
Metals & Mining	17.2%
Paper & Forest Products	0.8%
Oil, Gas & Consumable Fuels	0.6%

XXXII :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Nasdaq Biotechnology (Ticker: BIB)

ProShares Ultra Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	124%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Celgene Corp.	7.1%
Biogen, Inc.	6.1%
Gilead Sciences, Inc.	6.0%
Amgen, Inc.	5.4%
Regeneron Pharmaceuticals, Inc.	5.4%

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	82.1%
Pharmaceuticals	10.9%
Life Sciences Tools & Services	6.9%
Health Care Equipment & Supplies	0.1%

ProShares Ultra Consumer Goods (Ticker: UGE)

ProShares Ultra Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Index measures the stock performance of U.S. companies in the consumer goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	130%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	7.4%
Coca-Cola Co. (The)	5.3%
PepsiCo, Inc.	4.8%
Philip Morris International, Inc.	4.6%
Altria Group, Inc.	4.2%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food Beverage & Tobacco	50.9%
Household & Personal Products	18.4%
Consumer Durables & Apparel	14.5%
Automobiles & Components	9.9%
Software & Services	2.5%
Capital Goods	1.9%
Retailing	1.4%
Diversified Financials	0.3%
Commercial & Professional Services	0.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XXXIII

ProShares Ultra Consumer Services (Ticker: UCC)

ProShares Ultra Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Index measures the stock performance of U.S. companies in the consumer services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	126%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	7.4%
Comcast Corp., Class A	4.2%
Home Depot, Inc. (The)	4.0%
Walt Disney Co. (The)	3.7%
Wal-Mart Stores, Inc.	2.7%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
Retailing	37.8%
Media	23.5%
Consumer Services	15.6%
Food & Staples Retailing	14.0%
Transportation	4.7%
Health Care Equipment & Services	2.6%
Commercial & Professional Services	1.5%
Capitals Goods	0.1%
Software & Services	0.1%
Technology Hardware & Equipment	0.1%

ProShares Ultra Financials (Ticker: UYG)

ProShares Ultra Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	122%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc., Class B	5.4%
JPMorgan Chase & Co.	5.2%
Wells Fargo & Co.	4.3%
Bank of America Corp.	3.9%
Citigroup, Inc.	2.9%

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	32.7%
Diversified Financials	26.3%
Real Estate	19.6%
Insurance	15.6%
Software & Services	5.8%

XXXIV :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Gold Miners (Ticker: GDXX)

ProShares Ultra Gold Miners (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NYSE Arca Gold Miners Index (the "Index"). The Index is a modified market-capitalization weighted index primarily comprised of publicly traded companies involved in the mining of gold and silver. The weight of companies whose revenues are more significantly exposed to silver mining will not exceed 20% of the Index at the time of the Index's rebalance.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Exchange Traded Fund	56%
Swap Agreements	144%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
VanEck Vectors Gold Miners ETF	56.0%

NYSE Arca Gold Miners Index – Composition

% of Index
Gold	86.5%
Silver	9.5%
Diversified Metals & Mining	3.3%
Precious Metals & Minerals	0.7%

ProShares Ultra Junior Miners (Ticker: GDJJ)

ProShares Ultra Junior Miners (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MVISTM Global Junior Gold Miners Index (the "Index")*. The Index includes companies that generate at least 50% of their revenues from (or, in certain circumstances, have at least 50% of their assets related to) gold mining and/or silver mining or have mining projects with the potential to generate at least 50% of their revenues from gold and/or silver when developed. The weight of companies determined to be "silver" stocks will not exceed 20% of the Index at any quarterly rebalance. Between rebalances, however, the weight may exceed 20% due to market appreciation. Such companies may include micro- and small-capitalization companies and foreign issuers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Exchange Traded Fund	73%
Swap Agreements	127%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
VanEck Vectors Junior Gold Miners ETF	73.1%

MVISTM Global Junior Gold Miners Index* – Composition

% of Index
Gold	86.5%
Silver	9.5%
Diversified Metals & Mining	3.3%
Precious Metals & Minerals	0.7%

*On October 1, 2016, the Index name changed from the Market Vectors Global Junior Gold Miners Index to the MVISTM Global Junior Gold Miners Index.

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XXXV

ProShares Ultra Health Care (Ticker: RXL)

ProShares Ultra Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	140%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	6.6%
Pfizer, Inc.	4.2%
Merck & Co., Inc.	3.7%
UnitedHealth Group, Inc.	3.3%
Amgen, Inc.	2.3%

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals	35.8%
Biotechnology	23.0%
Health Care Equipment & Supplies	19.4%
Health Care Providers & Services	17.6%
Life Sciences Tools & Services	4.1%
Commercial Services & Supplies	0.1%

ProShares Ultra Industrials (Ticker: UXI)

ProShares Ultra Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	126%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	7.2%
3M Co.	2.7%
Boeing Co. (The)	2.3%
Honeywell International, Inc.	2.3%
Union Pacific Corp.	2.2%

Dow Jones U.S. Industrials Index – Composition

% of Index
Capital Goods	59.1%
Software & Services	13.0%
Transportation	12.3%
Materials	6.2%
Commercial & Professional Services	4.1%
Technology Hardware & Equipment	4.0%
Pharmaceuticals, Biotechnology	1.1%
Utilities	0.2%

XXXVI :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Oil & Gas (Ticker: DIG)

ProShares Ultra Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	129%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	16.3%
Chevron Corp.	9.5%
Schlumberger Ltd.	5.3%
ConocoPhillips	2.7%
EOG Resources, Inc.	2.5%

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	82.6%
Energy Equipment & Services	16.9%
Electric Utilities	0.4%
Semiconductors & Semiconductor Equipment	0.1%

ProShares Ultra Oil & Gas Exploration & Production (Ticker: UOP)

ProShares Ultra Oil & Gas Exploration & Production (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Oil & Gas Exploration & Production Select Industry Index (the "Index"). The Index is equally weighted (as adjusted for diversification and liquidity) and includes domestic companies from the oil and gas exploration and production sub-industry. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	119%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Whiting Petroleum Corp.	2.3%
California Resources Corp.	2.2%
Oasis Petroleum, Inc.	2.1%
Western Refining, Inc.	2.0%
WPX Energy, Inc.	1.8%

S&P Oil & Gas Exploration & Production Select Industry Index – Composition

% of Index
Oil & Gas Exploration & Production	77.6%
Oil & Gas Refining & Marketing	17.0%
Integrated Oil & Gas	5.4%

ProShares Ultra Real Estate (Ticker: URE)

ProShares Ultra Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITS"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	132%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	4.3%
American Tower Corp.	3.3%
Public Storage	2.4%
Crown Castle International Corp.	2.3%
Prologis, Inc.	2.0%

Dow Jones U.S. Real Estate Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	92.5%
Mortgage Real Estate Investment Trusts (REITs)	4.8%
Real Estate Management & Development	2.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XXXVII

ProShares Ultra S&P Regional Banking (Ticker: KRU)

ProShares Ultra S&P Regional Banking (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Regional Banks Select Industry IndexSM (the "Index"). The Index is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include, among others, leading regional banks or thrifts listed on a U.S. exchange.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	131%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
KeyCorp	3.4%
Regions Financial Corp.	3.4%
Citizens Financial Group, Inc.	3.3%
Fifth Third Bancorp	3.2%
Huntington Bancshares, Inc.	3.1%

S&P Regional Banks Select Industry Index – Composition

% of Index
Regional Banks	100%

ProShares Ultra Semiconductors (Ticker: USD)

ProShares Ultra Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Index measures the performance of the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	125%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	17.8%
QUALCOMM, Inc.	10.9%
Texas Instruments, Inc.	8.1%
Broadcom Ltd.	7.3%
NVIDIA Corp.	5.4%

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	99.6%
Technology Hardware & Equipment	0.4%

ProShares Ultra Technology (Ticker: ROM)

ProShares Ultra Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	137%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	10.0%
Microsoft Corp.	7.9%
Facebook, Inc., Class A	4.6%
Alphabet, Inc., Class A	3.8%
Alphabet, Inc., Class C	3.8%

Dow Jones U.S. Technology
Index – Composition

% of Index
Software & Services	53.6%
Technology Hardware & Equipment	26.8%
Semiconductors & Semiconductor Equipment	18.4%
Health Care Equipment & Services	0.8%
Capital Goods	0.1%
Commercial & Professional Services	0.1%
Consumer Durables & Apparel	0.1%
Telecommunication Services	0.1%

XXXVIII :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Telecommunications (Ticker: LTL)

ProShares Ultra Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	141%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	4.8%
Verizon Communications, Inc.	4.6%
T-Mobile US, Inc.	4.0%
Level 3 Communications, Inc.	3.9%
Sprint Corp.	3.5%

Dow Jones U.S. Select Telecommunications Index – Composition

% of Index
Diversified Telecommunication	68.6%
Wireless Telecommunication Services	31.4%

ProShares Ultra Utilities (Ticker: UPW)

ProShares Ultra Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	129%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	5.6%
Duke Energy Corp.	5.3%
Dominion Resources, Inc.	4.8%
Southern Co. (The)	4.8%
Exelon Corp.	3.2%

Dow Jones U.S. Utilities
Index – Composition

% of Index
Electric Utilities	58.1%
Multi-Utilities	31.1%
Gas Utilities	5.7%
Water Utilities	2.7%
Independent Power and Renewable Electricity Producers	2.4%

ProShares UltraPro Nasdaq Biotechnology (Ticker: UBIO)

ProShares UltraPro Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	214%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Celgene Corp.	8.0%
Biogen, Inc.	7.0%
Gilead Sciences, Inc.	6.8%
Amgen, Inc.	6.1%
Regeneron Pharmaceuticals, Inc.	6.1%

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	82.1%
Pharmaceuticals	10.9%
Life Sciences Tools & Services	6.9%
Health Care Equipment & Supplies	0.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XXXIX

ProShares UltraPro Financial Select Sector (Ticker: FINU)

ProShares UltraPro Financial Select Sector (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P Financial Select Sector Index (the "Index"). The Index is one of eleven of the S&P Select Sector Indices (the "Select Sector Indices"), each designed to measure the performance of a sector of the S&P 500. Membership in the Select Sector Indices is generally determined by the Global Industry Classification Standard which classifies securities primarily based on revenues; however, earnings and market perception are also considered. The Index consists of companies in the financial sector, including companies involved in banking, thrifts & mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. The financial sector also includes real estate companies and real estate investment trusts.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Equity Securities	41%
Swap Agreements	259%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc., Class B	4.4%
JPMorgan Chase & Co.	4.2%
Wells Fargo & Co.	3.5%
Bank of America Corp.	3.1%
Citigroup, Inc.	2.4%

S&P Financial Select Sector
Index – Composition

% of Index
Banks	44.6%
Capital Markets	19.6%
Insurance	19.1%
Diversified Financial Services	11.0%
Consumer Finance	5.7%

ProShares Ultra MSCI EAFE (Ticker: EFO)

ProShares Ultra MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI EAFE Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	24.7%
United Kingdom	18.2%
France	9.9%
Others	9.3%
Germany	9.0%
Switzerland	8.7%
Australia	7.5%
Hong Kong	3.6%
Netherlands	3.3%
Spain	3.0%
Sweden	2.8%

MSCI EAFE Index – Composition

% of Index
Financials	21.0%
Industrials	14.2%
Consumer Discretionary	12.6%
Consumer Staples	11.3%
Health Care	10.6%
Materials	7.8%
Information Technology	5.5%
Energy	5.2%
Telecommunication Services	4.5%
Real Estate	3.9%
Utilities	3.4%

XL :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra MSCI Emerging Markets (Ticker: EET)

ProShares Ultra MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in emerging markets countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	27.6%
Korea	14.6%
Taiwan	12.5%
Others	10.1%
India	8.2%
Brazil	7.8%
South Africa	6.8%
Russia	4.0%
Mexico	3.4%
Indonesia	2.5%
Malaysia	2.5%

MSCI Emerging Markets Index – Composition

% of Index
Financials	24.3%
Information Technology	23.6%
Consumer Discretionary	10.3%
Energy	7.8%
Consumer Staples	7.4%
Materials	6.9%
Industrials	5.9%
Telecommunication Services	5.9%
Utilities	2.8%
Real Estate	2.6%
Health Care	2.5%

ProShares Ultra FTSE Europe (Ticker: UPV)

ProShares Ultra FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE Developed Europe All Cap Index® (the "Index")*. The Index is a free float-adjusted market cap weighted index representing the performance of large, mid- and small cap companies in Developed European markets, including the UK.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe Index – Country

% of Index
United Kingdom	30.7%
France	14.4%
Germany	14.0%
Switzerland	13.5%
Sweden	5.0%
Netherlands	5.0%
Spain	4.8%
Others	4.3%
Italy	3.6%
Denmark	2.6%
Belgium	2.1%

FTSE Developed Europe All Cap Index* – Composition

% of Index
Financials	19.6%
Industrials	14.1%
Consumer Staples	12.9%
Health Care	12.6%
Consumer Discretionary	11.2%
Materials	8.4%
Energy	7.0%
Information Technology	4.4%
Telecommunication Services	3.8%
Utilities	3.5%
Real Estate	2.4%
Others	0.1%

*On September 1, 2016, the Fund's underlying Index changed from the FTSE Developed Europe Index to the FTSE Developed Europe All Cap Index in order to match the Fund's underlying Index to its investment objective.

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XLI

ProShares Ultra MSCI Brazil Capped (Ticker: UBR)

ProShares Ultra MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Brazil 25/50 Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted, market capitalization of the region.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	34.5%
Consumer Staples	16.0%
Energy	14.0%
Materials	12.1%
Utilities	6.4%
Consumer Discretionary	5.0%
Industrials	4.3%
Information Technology	3.4%
Telecommunication Services	2.4%
Real Estate	1.2%
Health Care	0.7%

ProShares Ultra FTSE China 50 (Ticker: XPP)

ProShares Ultra FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE China 50 Index® (the "Index"). The Index consists of 50 of the largest and most liquid Chinese stocks listed and traded on the Stock Exchange of Hong Kong.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	45.8%
Energy	13.0%
Information Technology	11.5%
Telecommunication Services	10.8%
Industrials	7.2%
Real Estate	4.5%
Consumer Discretionary	2.7%
Utilities	2.3%
Consumer Staples	1.4%
Materials	0.8%

XLII :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra MSCI Japan (Ticker: EZJ)

ProShares Ultra MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Japan Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in Japan.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Consumer Discretionary	21.1%
Industrials	20.4%
Financials	13.8%
Information Technology	10.6%
Consumer Staples	7.5%
Health Care	7.4%
Materials	5.9%
Telecommunication Services	5.7%
Real Estate	4.7%
Utilities	2.1%
Energy	0.8%

ProShares Ultra MSCI Mexico Capped IMI (Ticker: UMX)

ProShares Ultra MSCI Mexico Capped IMI (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the MSCI Mexico IMI 25/50 Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican market by capturing 99% of the publicly available total market capitalization.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico IMI 25/50 Index – Composition

% of Index
Consumer Staples	25.8%
Materials	17.1%
Financials	14.9%
Industrials	13.3%
Telecommunication Services	12.6%
Consumer Discretionary	9.5%
Real Estate	6.0%
Health Care	0.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XLIII

ProShares Ultra 7-10 Year Treasury (Ticker: UST)

ProShares Ultra 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the "Index")*. The Index includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.
Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	79%
Swap Agreements	116%
Futures Contracts	4%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year
Bond Index* – Composition

% of Index
7-10 Year U.S. Treasury	100%

*On October 14, 2016, the Fund's underlying Index changed from the Barclays U.S. 7-10 Year Treasury Bond Index to the ICE U.S. Treasury 7-10 Year Bond Index in order to match the Fund's underlying Index to its investment objective.

ProShares Ultra 20+ Year Treasury (Ticker: UBT)

ProShares Ultra 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index")*. The Index includes publicly issued U.S. Treasury securities that have a remaining maturity greater than twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	80%
Swap Agreements	115%
Futures Contracts	5%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index* – Composition

% of Index
20+ Year U.S. Treasury	100%

*On October 14, 2016, the Fund's underlying Index changed from the Barclays U.S. 20+ Year Treasury Bond Index to the ICE U.S. Treasury 20+ Year Bond Index in order to match the Fund's underlying Index to its investment objective.

XLIV :: NOVEMBER 30, 2016 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra High Yield (Ticker: UJB)

ProShares Ultra High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated sub-investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/16

Market Exposure

Investment Type	% of Net Assets
Exchange Traded Fund	79%
Swap Agreements	120%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield Index – Composition

% of Index
High Yield	100%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2016 (UNAUDITED) :: XLV

EXPENSE EXAMPLES

XLVI :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, November 30, 2016.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2016.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 11/30/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short S&P500®	GEARED PROSHARES
Actual	$1,000.00	$936.20	$4.32	0.89%
Hypothetical	$1,000.00	$1,020.61	$4.51	0.89%
Short QQQ®
Actual	$1,000.00	$925.10	$4.58	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Dow30SM
Actual	$1,000.00	$911.20	$4.55	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MidCap400
Actual	$1,000.00	$898.50	$4.52	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Russell2000
Actual	$1,000.00	$850.30	$4.41	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short SmallCap600
Actual	$1,000.00	$847.30	$4.40	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort S&P500®
Actual	$1,000.00	$873.40	$4.18	0.89%
Hypothetical	$1,000.00	$1,020.61	$4.51	0.89%
UltraShort QQQ®
Actual	$1,000.00	$850.80	$4.41	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XLVII

	Beginning Account Value	Ending Account Value 11/30/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Dow30SM
Actual	$1,000.00	$828.10	$4.35	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MidCap400
Actual	$1,000.00	$801.30	$4.29	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000
Actual	$1,000.00	$714.60	$4.08	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$709.70	$4.07	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short S&P500®
Actual	$1,000.00	$809.40	$4.08	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
UltraPro Short QQQ®
Actual	$1,000.00	$775.80	$4.23	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Dow30SM
Actual	$1,000.00	$747.10	$4.16	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short MidCap400
Actual	$1,000.00	$705.90	$4.06	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Russell2000
Actual	$1,000.00	$591.80	$3.79	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Basic Materials
Actual	$1,000.00	$891.30	$4.50	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Financials
Actual	$1,000.00	$883.10	$4.48	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Oil & Gas
Actual	$1,000.00	$876.60	$4.47	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Real Estate
Actual	$1,000.00	$1,010.70	$4.79	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short S&P Regional Banking
Actual	$1,000.00	$759.80	$4.19	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XLVIII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 11/30/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Basic Materials
Actual	$1,000.00	$786.80	$4.26	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Nasdaq Biotechnology
Actual	$1,000.00	$918.60	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$1,016.70	$4.80	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$889.30	$4.50	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Financials
Actual	$1,000.00	$774.60	$4.23	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Gold Miners
Actual	$1,000.00	$834.80	$4.37	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Health Care
Actual	$1,000.00	$1,009.40	$4.79	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Industrials
Actual	$1,000.00	$787.30	$4.26	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Oil & Gas
Actual	$1,000.00	$752.20	$4.17	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Oil & Gas Exploration & Production
Actual	$1,000.00	$564.70	$3.73	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Real Estate
Actual	$1,000.00	$1,013.90	$4.80	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Semiconductors
Actual	$1,000.00	$623.30	$3.87	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Technology
Actual	$1,000.00	$789.00	$4.26	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Utilities
Actual	$1,000.00	$1,016.40	$4.80	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XLIX

	Beginning Account Value	Ending Account Value 11/30/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro Short Nasdaq Biotechnology
Actual	$1,000.00	$829.20	$4.36	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Financial Select Sector
Actual	$1,000.00	$552.20	$3.70	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MSCI EAFE
Actual	$1,000.00	$988.40	$4.74	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MSCI Emerging Markets
Actual	$1,000.00	$899.40	$4.52	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short FTSE China 50
Actual	$1,000.00	$864.20	$4.44	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$960.00	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$792.40	$4.27	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort FTSE Europe
Actual	$1,000.00	$1,020.50	$4.81	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Brazil Capped
Actual	$1,000.00	$474.10	$3.51	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort FTSE China 50
Actual	$1,000.00	$733.00	$4.13	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$849.10	$4.40	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Mexico Capped IMI
Actual	$1,000.00	$1,075.20	$4.94	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short 7-10 Year Treasury
Actual	$1,000.00	$1,027.30	$4.83	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short 20+ Year Treasury
Actual	$1,000.00	$1,055.00	$4.84	0.94%
Hypothetical	$1,000.00	$1,020.36	$4.76	0.94%

L :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 11/30/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short High Yield
Actual	$1,000.00	$939.50	$4.62	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort 3-7 Year Treasury
Actual	$1,000.00	$1,021.30	$4.81	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$1,058.50	$4.90	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$1,105.80	$4.86	0.92%
Hypothetical	$1,000.00	$1,020.46	$4.66	0.92%
UltraShort TIPS
Actual	$1,000.00	$984.50	$4.73	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short 20+ Year Treasury
Actual	$1,000.00	$1,148.70	$5.12	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra S&P500®
Actual	$1,000.00	$1,107.20	$4.75	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
Ultra QQQ®
Actual	$1,000.00	$1,124.20	$5.06	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Dow30SM
Actual	$1,000.00	$1,170.80	$5.17	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MidCap400
Actual	$1,000.00	$1,185.60	$5.21	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000
Actual	$1,000.00	$1,304.30	$5.49	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra SmallCap600
Actual	$1,000.00	$1,314.20	$5.51	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro S&P500®
Actual	$1,000.00	$1,153.60	$5.13	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro QQQ®
Actual	$1,000.00	$1,176.00	$5.18	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LI

	Beginning Account Value	Ending Account Value 11/30/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro Dow30SM
Actual	$1,000.00	$1,255.30	$5.37	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro MidCap400
Actual	$1,000.00	$1,269.60	$5.41	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Russell2000
Actual	$1,000.00	$1,457.40	$5.85	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Basic Materials
Actual	$1,000.00	$1,191.10	$5.22	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Nasdaq Biotechnology
Actual	$1,000.00	$921.40	$4.58	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$944.70	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Services
Actual	$1,000.00	$1,084.20	$4.96	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Financials
Actual	$1,000.00	$1,220.70	$5.29	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Gold Miners
Actual	$1,000.00	$750.00	$4.17	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Junior Miners
Actual	$1,000.00	$859.70	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Health Care
Actual	$1,000.00	$939.00	$4.62	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Industrials
Actual	$1,000.00	$1,209.00	$5.26	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$1,194.20	$5.23	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Oil & Gas Exploration & Production
Actual	$1,000.00	$1,317.70	$5.52	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

LII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 11/30/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Real Estate
Actual	$1,000.00	$930.40	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra S&P Regional Banking
Actual	$1,000.00	$1,548.00	$6.07	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Semiconductors
Actual	$1,000.00	$1,477.00	$5.90	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Technology
Actual	$1,000.00	$1,203.60	$5.25	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Telecommunications
Actual	$1,000.00	$1,012.40	$4.79	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Utilities
Actual	$1,000.00	$921.70	$4.58	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Nasdaq Biotechnology
Actual	$1,000.00	$836.30	$4.37	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Financial Select Sector
Actual	$1,000.00	$1,544.10	$6.06	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI EAFE
Actual	$1,000.00	$959.50	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Emerging Markets
Actual	$1,000.00	$1,131.40	$5.08	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra FTSE Europe
Actual	$1,000.00	$867.40	$4.45	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Brazil Capped
Actual	$1,000.00	$1,648.20	$6.31	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra FTSE China 50
Actual	$1,000.00	$1,239.70	$5.33	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Japan
Actual	$1,000.00	$1,116.00	$5.04	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LIII

	Beginning Account Value	Ending Account Value 11/30/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra MSCI Mexico Capped IMI
Actual	$1,000.00	$755.60	$4.18	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra 7-10 Year Treasury
Actual	$1,000.00	$930.80	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra 20+ Year Treasury
Actual	$1,000.00	$863.40	$4.44	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra High Yield
Actual	$1,000.00	$1,099.00	$5.00	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

LIV :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

SCHEDULE OF PORTFOLIO INVESTMENTS

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 1

Investments	Principal Amount	Value
Short-Term Investments (a) — 106.8%
Repurchase Agreement (b) — 21.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $424,831,265 (Cost $424,828,159)	$424,828,159	$424,828,159
U.S. Treasury Obligations — 85.6%
U.S. Treasury Bills
0.21%, 12/1/2016 (c)	210,000,000	210,000,000
0.22%, 12/8/2016 (c)	210,000,000	209,990,851
0.24%, 12/15/2016 (c)	190,000,000	189,982,325
0.26%, 12/22/2016 (c)	133,000,000	132,979,937
0.32%, 1/5/2017 (c)	84,000,000	83,974,106
0.33%, 1/12/2017 (c)	100,000,000	99,961,903
0.36%, 1/19/2017 (c)	180,000,000	179,911,473
0.29%, 1/26/2017 (c)	175,000,000	174,921,736
0.37%, 2/2/2017 (c)	200,000,000	199,853,801
0.45%, 2/9/2017 (c)	200,000,000	199,831,800
0.48%, 2/23/2017 (c)	25,000,000	24,973,450
0.50%, 3/2/2017 (c)	10,000,000	9,987,990
Total U.S. Treasury Obligations (Cost $1,716,378,335)		1,716,369,372
Total Short-Term Investments (Cost $2,141,206,494)		2,141,197,531
Total Investments (Cost $2,141,206,494) — 106.8%		2,141,197,531
Liabilities less other assets — (6.8%)		(136,465,897)
Net Assets — 100.0%		$2,004,731,634

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $328,836,263.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,962
Aggregate gross unrealized depreciation	(17,925)
Net unrealized depreciation	$(8,963)
Federal income tax cost of investments	$2,141,206,494

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	877	12/16/16	$96,382,300	$(1,499,746)

Cash collateral in the amount of $4,582,325 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

2 :: SH SHORT S&P500® :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short S&P500® had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(280,106,458)	11/06/18	Bank of America NA	(0.44)%	S&P 500®	$(13,419,781)	$12,529,781	$890,000	$—
(372,268,063)	01/08/18	Citibank NA	(0.46)%	S&P 500®	(36,702,856)	36,702,856	—	—
(365,506,798)	11/06/17	Credit Suisse International	(0.49)%	S&P 500®	(42,698,814)	42,698,814	—	—
(571,639,016)	11/06/17	Goldman Sachs International	(0.81)%	S&P 500®	(25,530,831)	25,530,831	—	—
(28,732,654)	11/06/18	Morgan Stanley & Co. International plc	(0.39)%	S&P 500®	325,842	(304,253)	—	21,589
(197,497,893)	11/06/17	Societe Generale	(0.44)%	S&P 500®	(19,636,062)	18,791,062	845,000	—
(92,410,971)	11/06/18	UBS AG	(0.29)%	S&P 500®	(3,013,541)	3,013,497	44	—
$(1,908,161,853)					$(140,676,043)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: SHORT S&P500® SH :: 3

Investments	Principal Amount	Value
Short-Term Investments (a) — 106.5%
Repurchase Agreement (b) — 21.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $66,021,886 (Cost $66,021,403)	$66,021,403	$66,021,403
U.S. Treasury Obligations — 85.2%
U.S. Treasury Bills
0.29%, 12/22/2016 (c)	164,000,000	163,972,481
0.24%, 12/29/2016 (c)	40,000,000	39,992,533
0.35%, 1/19/2017 (c)	60,000,000	59,971,376
Total U.S. Treasury Obligations (Cost $263,936,390)		263,936,390
Total Short-Term Investments (Cost $329,957,793)		329,957,793
Total Investments (Cost $329,957,793) (d) — 106.5%		329,957,793
Liabilities less other assets — (6.5%)		(20,201,937)
Net Assets — 100.0%		$309,755,856

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $25,459,128.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

(d)  Tax basis equals book cost.

See accompanying notes to the financial statements.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	173	12/16/16	$16,652,980	$64,887

Cash collateral in the amount of $761,200 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

4 :: PSQ SHORT QQQ® :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short QQQ® had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(40,458,985)	11/06/18	Bank of America NA	(0.54)%	NASDAQ-100 Index®	$(391,879)	$391,879	$—	$—
(48,346,448)	11/06/17	Citibank NA	(0.46)%	NASDAQ-100 Index®	(7,171,819)	7,171,819	—	—
(24,504,304)	11/06/17	Credit Suisse International	(0.59)%	NASDAQ-100 Index®	(2,577,254)	2,577,254	—	—
(21,475,577)	01/08/18	Goldman Sachs International	(0.76)%	NASDAQ-100 Index®	(1,631,833)	1,631,833	—	—
(65,867,717)	11/06/18	Morgan Stanley & Co. International plc	(0.59)%	NASDAQ-100 Index®	276,919
(1,861,407)	11/06/17	Morgan Stanley & Co. International plc	(0.34)%	PowerShares QQQ TrustSM, Series 1	(58,566)
(67,729,124)					218,353	(293)	—	218,060
(80,029,686)	11/06/17	Societe Generale	(0.64)%	NASDAQ-100 Index®	(1,468,788)	1,367,787	101,001	—
(10,571,850)	11/06/18	UBS AG	(0.44)%	NASDAQ-100 Index®	(146,506)	—	146,506	—
$(293,115,974)					$(13,169,726)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: SHORT QQQ® PSQ :: 5

Investments	Principal Amount	Value
Short-Term Investments (a) — 109.8%
Repurchase Agreement (b) — 23.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $73,295,883 (Cost $73,295,345)	$73,295,345	$73,295,345
U.S. Treasury Obligations — 85.9%
U.S. Treasury Bills
0.20%, 12/1/2016 (c)	3,750,000	3,750,000
0.18%, 12/8/2016 (c)	3,750,000	3,749,872
0.19%, 12/15/2016 (c)	3,750,000	3,749,723
0.22%, 12/22/2016 (c)	2,000,000	1,999,742
0.24%, 1/5/2017 (c)	8,000,000	7,998,126
0.29%, 1/12/2017 (c)	66,000,000	65,977,640
0.32%, 1/19/2017 (c)	60,000,000	59,973,908
0.43%, 2/9/2017 (c)	111,000,000	110,906,649
0.50%, 3/2/2017 (c)	5,000,000	4,993,995
Total U.S. Treasury Obligations (Cost $263,099,845)		263,099,655
Total Short-Term Investments (Cost $336,395,190)		336,395,000
Total Investments (Cost $336,395,190) — 109.8%		336,395,000
Liabilities less other assets — (9.8%)		(29,888,776)
Net Assets — 100.0%		$306,506,224

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $54,846,045.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$283
Aggregate gross unrealized depreciation	(473)
Net unrealized depreciation	$(190)
Federal income tax cost of investments	$336,395,190

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Industrial Average Futures Contracts	109	12/16/16	$10,424,215	$(335,416)

Cash collateral in the amount of $461,615 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

6 :: DOG SHORT DOW30SM :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short Dow30SM had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(18,865,730)	11/06/18	Bank of America NA	(0.49)%	Dow Jones Industrial AverageSM	$(1,359,082)	$1,359,082	$—	$—
(20,100,902)	11/06/17	Citibank NA	(0.46)%	Dow Jones Industrial AverageSM	(2,661,430)	2,548,430	113,000	—
(90,820,939)	11/06/18	Credit Suisse International	(0.64)%	Dow Jones Industrial AverageSM	(7,602,307)	5,760,295	1,842,012	—
(119,401,248)	01/08/18	Goldman Sachs International	(0.66)%	Dow Jones Industrial AverageSM	(10,250,216)	10,250,216	—	—
(40,655,860)	11/06/17	Societe Generale	(0.59)%	Dow Jones Industrial AverageSM	(4,659,097)	4,659,095	2	—
(6,217,920)	11/06/18	UBS AG	(0.34)%	Dow Jones Industrial AverageSM	(338,274)	338,274	—	—
$(296,062,599)					$(26,870,406)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: SHORT DOW30SM DOG :: 7

Investments	Principal Amount	Value
Short-Term Investments (a) — 110.5%
Repurchase Agreement (b) — 17.5%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $3,572,056 (Cost $3,572,030)	$3,572,030	$3,572,030
U.S. Treasury Obligations — 93.0%
U.S. Treasury Bills
0.23%, 12/22/2016 (c)	17,000,000	16,997,719
0.25%, 1/5/2017 (c)	2,000,000	1,999,512
Total U.S. Treasury Obligations (Cost $18,997,231)		18,997,231
Total Short-Term Investments (Cost $22,569,261)		22,569,261
Total Investments (Cost $22,569,261) (d) — 110.5%		22,569,261
Liabilities less other assets — (10.5%)		(2,145,834)
Net Assets — 100.0%		$20,423,427

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $2,810,582.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

(d)  Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	7	12/16/16	$1,138,130	$(40,466)

Cash collateral in the amount of $51,590 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

Swap Agreements1

Short MidCap400 had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,864,346)	11/06/18	Bank of America NA	(0.34)%	S&P MidCap 400®	$(165,808)	$79,988	$—	$(85,820)
(700,689)	11/06/17	Citibank NA	(0.46)%	S&P MidCap 400®	(253,546)	—	100,000	(153,546)
(7,680,700)	11/06/17	Credit Suisse International	(0.54)%	S&P MidCap 400®	(1,742,470)	1,007,470	735,000	—
(1,176,594)	11/06/17	Morgan Stanley & Co. International plc	(0.24)%	S&P MidCap 400®	(626,740)	—	597,000	(29,740)
(7,846,524)	11/06/17	Societe Generale	(0.44)%	S&P MidCap 400®	(1,444,087)	729,892	628,000	(86,195)
$(19,268,853)					$(4,232,651)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

8 :: MYY SHORT MIDCAP400 :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 111.8%
Repurchase Agreement (b) — 24.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $100,123,862 (Cost $100,123,130)	$100,123,130	$100,123,130
U.S. Treasury Obligations — 87.5%
U.S. Treasury Bills
0.20%, 12/1/2016 (c)	6,250,000	6,250,000
0.18%, 12/8/2016 (c)	6,250,000	6,249,787
0.19%, 12/15/2016 (c)	6,250,000	6,249,538
0.29%, 12/22/2016 (c)	25,000,000	24,995,768
0.24%, 12/29/2016 (c)	75,000,000	74,986,000
0.34%, 1/5/2017 (c)	70,000,000	69,977,201
0.36%, 1/19/2017 (c)	75,000,000	74,963,250
0.36%, 1/26/2017 (c)	25,000,000	24,985,903
0.46%, 2/9/2017 (c)	47,000,000	46,960,474
0.48%, 2/23/2017 (c)	25,000,000	24,973,450
Total U.S. Treasury Obligations (Cost $360,587,172)		360,591,371
Total Short-Term Investments (Cost $460,710,302)		460,714,501
Total Investments (Cost $460,710,302) — 111.8%		460,714,501
Liabilities less other assets — (11.8%)		(48,616,509)
Net Assets — 100.0%		$412,097,992

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $74,269,927.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,199
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$4,199
Federal income tax cost of investments	$460,710,302

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	123	12/16/16	$16,250,760	$(7,186)

Cash collateral in the amount of $725,700 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: SHORT RUSSELL2000 RWM :: 9

Swap Agreements1

Short Russell2000 had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(37,509,431)	11/06/18	Bank of America NA	0.21%	Russell 2000® Index	$(4,047,896)	$4,047,896	$—	$—
(55,149,774)	11/06/17	Citibank NA	0.24%	Russell 2000® Index	(10,960,648)	9,736,648	1,224,000	—
(7,948,642)	11/06/17	Credit Suisse International	0.26%	Russell 2000® Index	(508,206)	508,204	2	—
(109,064,600)	01/08/18	Goldman Sachs International	(0.11)%	Russell 2000® Index	(15,692,249)	13,769,238	1,923,011	—
(84,233,175)	11/06/18	Morgan Stanley & Co. International plc	0.16%	Russell 2000® Index	(5,709,103)
(1,012,183)	11/06/17	Morgan Stanley & Co. International plc	0.36%	iShares® Russell 2000 ETF	(113,979)
(85,245,358)					(5,823,082)	5,823,082	—	—
(72,171,918)	11/06/17	Societe Generale	0.16%	Russell 2000® Index	(14,602,908)	14,602,908	—	—
(28,738,717)	11/06/18	UBS AG	0.31%	Russell 2000® Index	(4,443,413)	342,413	4,101,000	—
$(395,828,440)					$(56,078,402)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

10 :: RWM SHORT RUSSELL2000 :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 99.4%
Repurchase Agreement (a) — 8.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $867,002 (Cost $866,996)	$866,996	$866,996
U.S. Treasury Obligation — 90.6%
U.S. Treasury Bill
0.24%, 1/5/2017 (Cost $8,997,944) (b)	9,000,000	8,997,944
Total Short-Term Investments (Cost $9,864,940)		9,864,940
Total Investments (Cost $9,864,940) (c) — 99.4%		9,864,940
Other assets less liabilities — 0.6%		63,129
Net Assets — 100.0%		$9,928,069

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  The rate shown was the current yield as of 11/30/2016.

(c)  Tax basis equals book cost.

Swap Agreements1

Short SmallCap600 had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,679,578)	11/06/17	Bank of America NA	(0.24)%	S&P SmallCap 600®	$(340,068)	$—	$340,068	$—
(2,604,240)	11/06/17	Citibank NA	(0.26)%	S&P SmallCap 600®	(772,203)	—	758,000	(14,203)
(1,262,915)	11/06/17	Credit Suisse International	(0.09)%	S&P SmallCap 600®	(307,173)	—	307,173	—
(2,210,082)	11/06/17	Morgan Stanley & Co. International plc	0.01%	S&P SmallCap 600®	(432,095)	—	391,000	(41,095)
(2,158,579)	11/06/17	Societe Generale	0.06%	S&P SmallCap 600®	(363,144)	—	180,000	(183,144)
$(9,915,394)					$(2,214,683)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: SHORT SMALLCAP600 SBB :: 11

Investments	Principal Amount	Value
Short-Term Investments (a) — 110.2%
Repurchase Agreement (b) — 21.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $402,760,904 (Cost $402,757,958)	$402,757,958	$402,757,958
U.S. Treasury Obligations — 88.3%
U.S. Treasury Bills
0.20%, 12/1/2016 (c)	151,750,000	151,750,000
0.26%, 12/8/2016 (c)	182,750,000	182,740,853
0.21%, 12/15/2016 (c)	133,750,000	133,739,106
0.25%, 12/22/2016 (c)	259,000,000	258,961,775
0.24%, 12/29/2016 (c)	50,000,000	49,990,667
0.25%, 1/5/2017 (c)	34,000,000	33,991,703
0.28%, 1/12/2017 (c)	117,000,000	116,961,198
0.32%, 1/19/2017 (c)	75,000,000	74,967,538
0.36%, 2/2/2017 (c)	475,000,000	474,652,774
0.36%, 2/9/2017 (c)	150,000,000	149,873,850
Total U.S. Treasury Obligations (Cost $1,627,697,474)		1,627,629,464
Total Short-Term Investments (Cost $2,030,455,432)		2,030,387,422
Total Investments (Cost $2,030,455,432) — 110.2%		2,030,387,422
Liabilities less other assets — (10.2%)		(188,281,496)
Net Assets — 100.0%		$1,842,105,926

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $516,561,467.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(68,010)
Net unrealized depreciation	$(68,010)
Federal income tax cost of investments	$2,030,455,432

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	1,163	12/16/16	$127,813,700	$(1,161,627)

Cash collateral in the amount of $6,076,675 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

12 :: SDS ULTRASHORT S&P500® :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraShort S&P500® had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(599,704,861)	11/06/18	Bank of America NA	(0.44)%	S&P 500®	$(17,086,416)	$17,086,416	$—	$—
(914,259,974)	01/08/18	Citibank NA	(0.46)%	S&P 500®	(49,116,973)	49,116,973	—	—
(686,191,476)	11/06/17	Credit Suisse International	(0.49)%	S&P 500®	(55,120,008)	55,120,008	—	—
(918,153,319)	11/06/17	Goldman Sachs International	(0.81)%	S&P 500®	(35,626,926)
(551,198)	11/06/18	Goldman Sachs International	(0.56)%	SPDR® S&P 500® ETF Trust	(17,876)
(918,704,517)					(35,644,802)	35,644,802	—	—
		Morgan Stanley & Co.
(94,365,892)	11/06/18	International plc	(0.39)%	S&P 500®	(174,861)	174,861	—	—
(272,353,294)	11/06/17	Societe Generale	(0.44)%	S&P 500®	(33,786,997)	33,786,997	—	—
(70,790,546)	11/06/18	UBS AG	(0.29)%	S&P 500®	(2,308,494)	889,494	1,419,000	—
$(3,556,370,560)					$(193,238,551)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT S&P500® SDS :: 13

Investments	Principal Amount	Value
Short-Term Investments (a) — 115.6%
Repurchase Agreement (b) — 23.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $84,379,185 (Cost $84,378,568)	$84,378,568	$84,378,568
U.S. Treasury Obligations — 91.8%
U.S. Treasury Bills
0.34%, 12/8/2016 (c)	50,000,000	49,996,694
0.30%, 1/5/2017 (c)	25,000,000	24,992,756
0.29%, 1/12/2017 (c)	77,000,000	76,973,859
0.32%, 1/19/2017 (c)	60,000,000	59,973,867
0.19%, 1/26/2017 (c)	50,000,000	49,985,067
0.35%, 2/2/2017 (c)	60,000,000	59,956,139
0.45%, 2/9/2017 (c)	4,000,000	3,996,636
Total U.S. Treasury Obligations (Cost $325,881,932)		325,875,018
Total Short-Term Investments (Cost $410,260,500)		410,253,586
Total Investments (Cost $410,260,500) — 115.6%		410,253,586
Liabilities less other assets — (15.6%)		(55,262,079)
Net Assets — 100.0%		$354,991,507

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $83,171,266.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144
Aggregate gross unrealized depreciation	(7,058)
Net unrealized depreciation	$(6,914)
Federal income tax cost of investments	$410,260,500

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	237	12/16/16	$22,813,620	$133,546

Cash collateral in the amount of $1,042,800 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

14 :: QID ULTRASHORT QQQ® :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraShort QQQ® had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(70,771,813)	11/06/18	Bank of America NA	(0.54)%	NASDAQ-100 Index®	$(793,532)	$793,531	$1	$—
(35,123,526)	11/06/17	Citibank NA	(0.46)%	NASDAQ-100 Index®	(15,214,526)	15,205,526	9,000	—
(55,467,205)	11/06/17	Credit Suisse International	(0.59)%	NASDAQ-100 Index®	(6,997,198)	6,997,198	—	—
(171,234,450)	01/08/18	Goldman Sachs International	(0.76)%	NASDAQ-100 Index®	(1,111,425)
(400,174)	11/06/17	Goldman Sachs International	(0.51)%	PowerShares QQQ TrustSM, Series 1	(68,455)
(171,634,624)					(1,179,880)	1,179,880	—	—
(130,332,468)	11/06/18	Morgan Stanley & Co. International plc	(0.59)%	NASDAQ-100 Index®	101,227
(418,579)	11/06/17	Morgan Stanley & Co. International plc	(0.34)%	PowerShares QQQ TrustSM, Series 1	(13,170)
(130,751,047)					88,057	(317)	—	87,740
(214,613,431)	11/06/17	Societe Generale	(0.64)%	NASDAQ-100 Index®	(8,574,309)	8,574,308	1	—
(8,757,167)	11/06/18	UBS AG	(0.44)%	NASDAQ-100 Index®	(76,800)	76,798	2	—
$(687,118,813)					$(32,748,188)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT QQQ® QID :: 15

Investments	Principal Amount	Value
Short-Term Investments (a) — 117.1%
Repurchase Agreement (b) — 20.6%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $49,397,192 (Cost $49,396,832)	$49,396,832	$49,396,832
U.S. Treasury Obligations — 96.5%
U.S. Treasury Bills
0.27%, 12/1/2016 (c)	36,250,000	36,250,000
0.18%, 12/8/2016 (c)	6,250,000	6,249,787
0.19%, 12/15/2016 (c)	6,250,000	6,249,538
0.29%, 12/22/2016 (c)	12,000,000	11,997,948
0.32%, 1/5/2017 (c)	12,000,000	11,996,255
0.29%, 1/12/2017 (c)	23,000,000	22,992,192
0.35%, 1/19/2017 (c)	83,000,000	82,960,582
0.36%, 1/26/2017 (c)	5,000,000	4,997,181
0.45%, 2/9/2017 (c)	47,000,000	46,960,473
Total U.S. Treasury Obligations (Cost $230,652,267)		230,653,956
Total Short-Term Investments (Cost $280,049,099)		280,050,788
Total Investments (Cost $280,049,099) — 117.1%		280,050,788
Liabilities less other assets — (17.1%)		(40,833,272)
Net Assets — 100.0%		$239,217,516

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $83,304,878.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,689
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,689
Federal income tax cost of investments	$280,049,099

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Industrial Average Futures Contracts	117	12/16/16	$11,189,295	$(145,828)

Cash collateral in the amount of $495,495 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

16 :: DXD ULTRASHORT DOW30SM :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraShort Dow30SM had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(39,134,011)	11/06/18	Bank of America NA	(0.49)%	Dow Jones Industrial AverageSM	$(2,417,514)	$2,417,514	$—	$—
(56,244,288)	11/06/17	Citibank NA	(0.46)%	Dow Jones Industrial AverageSM	(5,476,547)	5,476,547	—	—
(111,872,946)	11/06/17	Credit Suisse International	(0.64)%	Dow Jones Industrial AverageSM	(7,700,710)	7,700,710	—	—
(148,262,797)	01/08/18	Goldman Sachs International	(0.66)%	Dow Jones Industrial AverageSM	(12,578,434)
(1,393,051)	11/06/18	Goldman Sachs International	(0.51)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(69,069)
(149,655,848)					(12,647,503)	12,647,503	—	—
(87,679,068)	11/06/17	Societe Generale	(0.59)%	Dow Jones Industrial AverageSM	(11,445,815)	11,445,815	—	—
(22,645,741)	11/06/18	UBS AG	(0.34)%	Dow Jones Industrial AverageSM	(1,296,596)	1,296,591	5	—
$(467,231,902)					$(40,984,685)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT DOW30SM DXD :: 17

Investments	Principal Amount	Value
Short-Term Investments (a) — 96.3%
Repurchase Agreement (b) — 10.5%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $1,723,758 (Cost $1,723,747)	$1,723,747	$1,723,747
U.S. Treasury Obligations — 85.8%
U.S. Treasury Bills
0.22%, 12/22/2016 (c)	1,000,000	999,871
0.28%, 1/5/2017 (c)	13,000,000	12,996,446
Total U.S. Treasury Obligations (Cost $13,996,317)		13,996,317
Total Short-Term Investments (Cost $15,720,064)		15,720,064
Total Investments (Cost $15,720,064) (d) — 96.3%		15,720,064
Other assets less liabilities — 3.7%		599,221
Net Assets — 100.0%		$16,319,285

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $640,804.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

(d)  Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	7	12/16/16	$1,138,130	$(39,484)

Cash collateral in the amount of $51,590 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

18 :: MZZ ULTRASHORT MIDCAP400 :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraShort MidCap400 had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(3,600,112)	11/06/18	Bank of America NA	(0.34)%	S&P MidCap 400®	$(251,620)	$—	$251,620	$—
(10,685,452)	11/06/17	Citibank NA	(0.46)%	S&P MidCap 400®	(1,659,343)	481,343	1,178,000	—
(8,499,776)	11/06/17	Credit Suisse International	(0.54)%	S&P MidCap 400®	(978,474)	—	978,474	—
(3,211,847)	11/06/17	Morgan Stanley & Co. International plc	(0.24)%	S&P MidCap 400®	(178,931)	—	135,000	(43,931)
(5,503,790)	11/06/17	Societe Generale	(0.44)%	S&P MidCap 400®	(617,165)	—	552,000	(65,165)
$(31,500,977)					$(3,685,533)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT MIDCAP400 MZZ :: 19

Investments	Principal Amount	Value
Short-Term Investments (a) — 131.2%
Repurchase Agreement (b) — 31.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $49,914,490 (Cost $49,914,124)	$49,914,124	$49,914,124
U.S. Treasury Obligations — 99.4%
U.S. Treasury Bills
0.20%, 12/1/2016 (c)	2,000,000	2,000,000
0.17%, 12/8/2016 (c)	2,000,000	1,999,932
0.19%, 12/15/2016 (c)	2,000,000	1,999,852
0.31%, 12/22/2016 (c)	20,000,000	19,996,413
0.25%, 1/5/2017 (c)	3,000,000	2,999,268
0.29%, 1/12/2017 (c)	11,000,000	10,996,313
0.32%, 1/19/2017 (c)	10,000,000	9,995,644
0.36%, 1/26/2017 (c)	25,000,000	24,985,903
0.42%, 2/2/2017 (c)	26,000,000	25,980,994
0.46%, 2/9/2017 (c)	30,000,000	29,974,770
0.50%, 3/2/2017 (c)	25,000,000	24,969,975
Total U.S. Treasury Obligations (Cost $155,895,793)		155,899,064
Total Short-Term Investments (Cost $205,809,917)		205,813,188
Total Investments (Cost $205,809,917) — 131.2%		205,813,188
Liabilities less other assets — (31.2%)		(48,977,049)
Net Assets — 100.0%		$156,836,139

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $55,648,570.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,271
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$3,271
Federal income tax cost of investments	$205,809,917

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	128	12/16/16	$16,911,360	$17,249

Cash collateral in the amount of $755,200 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

20 :: TWM ULTRASHORT RUSSELL2000 :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraShort Russell2000 had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(9,832,953)	11/06/18	Bank of America NA	0.21%	Russell 2000® Index	$(2,199,780)	$2,199,780	$—	$—
(57,233,591)	11/06/17	Citibank NA	0.24%	Russell 2000® Index	(13,424,598)	13,424,598	—	—
(6,070,756)	11/06/17	Credit Suisse International	0.26%	Russell 2000® Index	(716,467)	716,465	2	—
(3,572,626)	11/06/17	Goldman Sachs International	(0.11)%	Russell 2000® Index	(638,827)	638,827	—	—
(95,392,375)	11/06/18	Morgan Stanley & Co. International plc	0.16%	Russell 2000® Index	(9,376,860)
(1,169,338)	11/06/17	Morgan Stanley & Co. International plc	0.36%	iShares® Russell 2000 ETF	(131,676)
(96,561,713)					(9,508,536)	8,760,536	748,000	—
(82,462,897)	11/06/17	Societe Generale	0.16%	Russell 2000® Index	(21,597,513)	20,311,497	1,286,016	—
(41,016,046)	11/06/18	UBS AG	0.31%	Russell 2000® Index	(4,076,561)	3,416,559	660,002	—
$(296,750,582)					$(52,162,282)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT RUSSELL2000 TWM :: 21

Investments	Principal Amount	Value
Short-Term Investments — 97.7%
Repurchase Agreement (a) — 25.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $719,502 (Cost $719,497)	$719,497	$719,497
U.S. Treasury Obligation — 71.9%
U.S. Treasury Bill
0.24%, 1/5/2017 (Cost $1,999,543) (b)	2,000,000	1,999,543
Total Short-Term Investments (Cost $2,719,040)		2,719,040
Total Investments (Cost $2,719,040) (c) — 97.7%		2,719,040
Other assets less liabilities — 2.3%		63,416
Net Assets — 100.0%		$2,782,456

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  The rate shown was the current yield as of 11/30/2016.

(c)  Tax basis equals book cost.

Swap Agreements1

UltraShort SmallCap600 had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,169,287)	11/06/17	Bank of America NA	(0.24)%	S&P SmallCap 600®	$(422,444)	$—	$422,444	$—
(1,160,589)	11/06/17	Credit Suisse International	(0.09)%	S&P SmallCap 600®	(282,677)	—	282,677	—
(1,024,308)	11/06/17	Morgan Stanley & Co. International plc	0.01%	S&P SmallCap 600®	(174,749)	—	143,000	(31,749)
(1,207,066)	11/06/17	Societe Generale	0.06%	S&P SmallCap 600®	(222,218)	—	120,000	(102,218)
$(5,561,250)					$(1,102,088)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

22 :: SDD ULTRASHORT SMALLCAP600 :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 114.8%
Repurchase Agreement (b) — 20.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $157,012,782 (Cost $157,011,634)	$157,011,634	$157,011,634
U.S. Treasury Obligations — 94.5%
U.S. Treasury Bills
0.25%, 12/1/2016 (c)	79,500,000	79,500,000
0.26%, 12/8/2016 (c)	79,500,000	79,495,934
0.21%, 12/15/2016 (c)	59,500,000	59,495,224
0.24%, 12/22/2016 (c)	123,000,000	122,982,516
0.31%, 1/5/2017 (c)	73,000,000	72,977,871
0.31%, 1/12/2017 (c)	88,000,000	87,968,691
0.32%, 1/19/2017 (c)	32,000,000	31,986,111
0.17%, 1/26/2017 (c)	95,000,000	94,974,893
0.35%, 2/2/2017 (c)	80,000,000	79,941,521
0.45%, 2/9/2017 (c)	20,000,000	19,983,180
Total U.S. Treasury Obligations (Cost $729,314,632)		729,305,941
Total Short-Term Investments (Cost $886,326,266)		886,317,575
Total Investments (Cost $886,326,266) — 114.8%		886,317,575
Liabilities less other assets — (14.8%)		(114,389,013)
Net Assets — 100.0%		$771,928,562

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $341,765,908.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$719
Aggregate gross unrealized depreciation	(9,410)
Net unrealized depreciation	$(8,691)
Federal income tax cost of investments	$886,326,266

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	421	12/16/16	$46,267,900	$(108,609)

Cash collateral in the amount of $2,199,725 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRAPRO SHORT S&P500® SPXU :: 23

Swap Agreements1

UltraPro Short S&P500® had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(244,887,882)	11/06/18	Bank of America NA	(0.44)%	S&P 500®	$(5,872,865)	$5,872,865	$—	$—
(647,880,248)	01/08/18	Citibank NA	(0.46)%	S&P 500®	(33,643,934)	33,643,934	—	—
(251,889,444)	11/06/17	Credit Suisse International	(0.49)%	S&P 500®	(29,349,079)	29,349,079	—	—
(790,495,622)	11/06/17	Goldman Sachs International	(0.81)%	S&P 500®	(24,443,497)
(748,643)	11/06/18	Goldman Sachs International	(0.56)%	SPDR® S&P 500® ETF Trust	(24,279)
(791,244,265)					(24,467,776)	24,467,776	—	—
(44,458,120)	01/06/17	Morgan Stanley & Co. International plc	(0.39)%	S&P 500®	(4,828,787)	2,759,787	2,069,000	—
(225,803,711)	11/06/17	Societe Generale	(0.44)%	S&P 500®	(31,589,552)	31,589,552	—	—
(63,231,775)	11/06/18	UBS AG	(0.29)%	S&P 500®	(2,062,001)	1,338,001	724,000	—
$(2,269,395,445)					$(131,813,994)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

24 :: SPXU ULTRAPRO SHORT S&P500® :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 104.8%
Repurchase Agreement (b) — 19.6%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $115,468,778 (Cost $115,467,934)	$115,467,934	$115,467,934
U.S. Treasury Obligations — 85.2%
U.S. Treasury Bills
0.30%, 12/1/2016 (c)	25,000,000	25,000,000
0.19%, 12/15/2016 (c)	25,000,000	24,998,153
0.22%, 12/22/2016 (c)	9,000,000	8,998,840
0.24%, 12/29/2016 (c)	135,000,000	134,974,800
0.33%, 1/5/2017 (c)	104,000,000	103,966,863
0.34%, 1/12/2017 (c)	103,000,000	102,959,165
0.38%, 1/26/2017 (c)	75,000,000	74,955,550
0.38%, 2/2/2017 (c)	25,000,000	24,981,725
Total U.S. Treasury Obligations (Cost $500,836,680)		500,835,096
Total Short-Term Investments (Cost $616,304,614)		616,303,030
Total Investments (Cost $616,304,614) — 104.8%		616,303,030
Liabilities less other assets — (4.8%)		(28,194,709)
Net Assets — 100.0%		$588,108,321

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $228,052,721.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,584)
Net unrealized depreciation	$(1,584)
Federal income tax cost of investments	$616,304,614

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	516	12/16/16	$49,670,160	$316,643

Cash collateral in the amount of $2,270,400 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRAPRO SHORT QQQ® SQQQ :: 25

Swap Agreements1

UltraPro Short QQQ® had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(41,074,362)	11/06/18	Bank of America NA	(0.54)%	NASDAQ-100 Index®	$(901,300)	$901,300	$—	$—
(74,824,385)	11/06/17	Citibank NA	(0.46)%	NASDAQ-100 Index®	(13,629,266)	13,629,266	—	—
(128,435,860)	11/06/17	Credit Suisse International	(0.59)%	NASDAQ-100 Index®	(24,673,354)	24,673,354	—	—
(929,238,490)	01/08/18	Goldman Sachs International	(0.76)%	NASDAQ-100 Index®	5,815,287
(76,170)	11/06/18	Goldman Sachs International	(0.51)%	PowerShares QQQ TrustSM, Series 1	(719)
(929,314,660)					5,814,568	—	—	5,814,568
(79,428,283)	11/06/17	Morgan Stanley & Co. International plc	(0.59)%	NASDAQ-100 Index®	487,891
(1,251,950)	11/06/17	Morgan Stanley & Co. International plc	(0.34)%	PowerShares QQQ TrustSM, Series 1	(39,390)
(80,680,233)					448,501	(3,276)	—	445,225
(450,392,514)	11/06/17	Societe Generale	(0.64)%	NASDAQ-100 Index®	(13,681,216)	12,769,216	912,000	—
(9,959,663)	11/06/18	UBS AG	(0.44)%	NASDAQ-100 Index®	(87,346)	—	87,346	—
$(1,714,681,677)					$(46,709,413)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

26 :: SQQQ ULTRAPRO SHORT QQQ® :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 116.5%
Repurchase Agreement (b) — 29.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $70,625,580 (Cost $70,625,064)	$70,625,064	$70,625,064
U.S. Treasury Obligations — 86.6%
U.S. Treasury Bills
0.26%, 12/8/2016 (c)	50,000,000	49,997,498
0.31%, 12/22/2016 (c)	40,000,000	39,992,825
0.24%, 1/5/2017 (c)	30,000,000	29,993,146
0.36%, 1/26/2017 (c)	25,000,000	24,985,903
0.35%, 2/2/2017 (c)	10,000,000	9,992,689
0.48%, 2/23/2017 (c)	25,000,000	24,973,450
0.50%, 3/2/2017 (c)	25,000,000	24,969,975
Total U.S. Treasury Obligations (Cost $204,903,652)		204,905,486
Total Short-Term Investments (Cost $275,528,716)		275,530,550
Total Investments (Cost $275,528,716) — 116.5%		275,530,550
Liabilities less other assets — (16.5%)		(39,001,821)
Net Assets — 100.0%		$236,528,729

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $46,185,143.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,010
Aggregate gross unrealized depreciation	(1,176)
Net unrealized appreciation	$1,834
Federal income tax cost of investments	$275,528,716

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Industrial Average Futures Contracts	112	12/16/16	$10,711,120	$(82,378)

Cash collateral in the amount of $474,320 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRAPRO SHORT DOW30SM SDOW :: 27

Swap Agreements1

UltraPro Short Dow30SM had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(30,375,287)	11/06/18	Bank of America NA	(0.49)%	Dow Jones Industrial AverageSM	$(1,585,093)	$1,585,093	$—	$—
(95,884,592)	11/06/17	Citibank NA	(0.46)%	Dow Jones Industrial AverageSM	(10,360,411)	10,360,411	—	—
(4,971,504)	11/06/17	Credit Suisse International	(0.64)%	Dow Jones Industrial AverageSM	(265,130)	265,130	—	—
(4,859,108)	11/06/17	Goldman Sachs International	(0.51)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(456,374)
(1,076,433)	11/06/17	Goldman Sachs International	(0.66)%	Dow Jones Industrial AverageSM	(80,818)
(5,935,541)					(537,192)	537,192	—	—
(302,049,976)	11/06/18	Morgan Stanley & Co. International plc	(0.34)%	Dow Jones Industrial AverageSM	(12,449,756)	12,358,615	—	(91,141)
(224,154,062)	11/06/17	Societe Generale	(0.59)%	Dow Jones Industrial AverageSM	(11,628,177)	11,628,177	—	—
(35,533,856)	11/06/18	UBS AG	(0.34)%	Dow Jones Industrial AverageSM	(2,217,036)	2,217,036	—	—
$(698,904,818)					$(39,042,795)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

28 :: SDOW ULTRAPRO SHORT DOW30SM :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 86.7%
Repurchase Agreement (a) — 20.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $632,097 (Cost $632,093)	$632,093	$632,093
U.S. Treasury Obligation — 65.9%
U.S. Treasury Bill
0.24%, 1/5/2017 (Cost $1,999,528) (b)	2,000,000	1,999,528
Total Short-Term Investments (Cost $2,631,621)		2,631,621
Total Investments (Cost $2,631,621) (c) — 86.7%		2,631,621
Other assets less liabilities — 13.3%		403,300
Net Assets — 100.0%		$3,034,921

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  The rate shown was the current yield as of 11/30/2016.

(c)  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	3	12/16/16	$487,770	$(26,898)

Cash collateral in the amount of $22,110 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRAPRO SHORT MIDCAP400 SMDD :: 29

Swap Agreements1

UltraPro Short MidCap400 had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(705,078)	11/06/17	Bank of America NA	(0.34)%	S&P MidCap 400®	$(276,619)	$—	$276,619	$—
(856,431)	11/06/17	Citibank NA	(0.46)%	S&P MidCap 400®	(587,034)	—	517,000	(70,034)
(142,885)	11/06/17	Credit Suisse International	(0.54)%	S&P MidCap 400®	(16,143)	—	—	(16,143)
(149,392)	11/06/17	Goldman Sachs International	(0.21)%	SPDR® S&P MidCap 400® ETF Trust	(19,570)	—	19,570	—
(6,406,475)	11/06/18	Morgan Stanley & Co. International plc	(0.24)%	S&P MidCap 400®	(597,720)	—	597,720	—
(356,855)	11/06/17	Societe Generale	(0.44)%	S&P MidCap 400®	225,826	—	(225,826)	—
$(8,617,116)					$(1,271,260)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

30 :: SMDD ULTRAPRO SHORT MIDCAP400 :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 137.7%
Repurchase Agreement (b) — 31.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $32,237,237 (Cost $32,237,002)	$32,237,002	$32,237,002
U.S. Treasury Obligations — 105.8%
U.S. Treasury Bills
0.28%, 12/1/2016 (c)	30,000,000	30,000,000
0.22%, 12/22/2016 (c)	1,000,000	999,871
0.25%, 1/5/2017 (c)	1,000,000	999,756
0.29%, 1/26/2017 (c)	25,000,000	24,988,567
0.42%, 2/2/2017 (c)	10,000,000	9,992,690
0.46%, 2/9/2017 (c)	40,000,000	39,966,360
Total U.S. Treasury Obligations (Cost $106,944,953)		106,947,244
Total Short-Term Investments (Cost $139,181,955)		139,184,246
Total Investments (Cost $139,181,955) — 137.7%		139,184,246
Liabilities less other assets — (37.7%)		(38,085,327)
Net Assets — 100.0%		$101,098,919

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $43,794,312.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,291
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$2,291
Federal income tax cost of investments	$139,181,955

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	115	12/16/16	$15,193,800	$2,982

Cash collateral in the amount of $678,500 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRAPRO SHORT RUSSELL2000 SRTY :: 31

Swap Agreements1

UltraPro Short Russell2000 had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(25,125,188)	11/06/18	Bank of America NA	0.21%	Russell 2000® Index	$(3,026,573)	$3,026,573	$—	$—
(78,048,750)	11/06/17	Citibank NA	0.24%	Russell 2000® Index	(10,452,012)	10,407,815	44,197	—
(1,727,726)	11/06/17	Credit Suisse International	0.26%	Russell 2000® Index	(148,755)	148,755	—	—
(2,262,099)	11/06/17	Goldman Sachs International	(0.11)%	Russell 2000® Index	(210,865)	210,865	—	—
(127,592,726)	11/06/18	Morgan Stanley & Co. International plc	0.16%	Russell 2000® Index	(7,842,889)
(467,902)	11/06/17	Morgan Stanley & Co. International plc	0.36%	iShares® Russell 2000 ETF	(52,689)
(128,060,628)					(7,895,578)	7,895,578	—	—
(47,699,167)	11/06/17	Societe Generale	0.16%	Russell 2000® Index	(15,490,793)	15,490,793	—	—
(5,154,582)	11/06/18	UBS AG	0.31%	Russell 2000® Index	(1,306,601)	1,306,601	—	—
$(288,078,140)					$(38,531,177)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

32 ::SRTY ULTRAPRO SHORT RUSSELL2000 :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 97.8%
Repurchase Agreement (a) — 30.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $671,592 (Cost $671,587)	$671,587	$671,587
U.S. Treasury Obligation — 67.5%
U.S. Treasury Bill
0.24%, 1/5/2017 (Cost $1,499,657) (b)	1,500,000	1,499,657
Total Short-Term Investments (Cost $2,171,244)		2,171,244
Total Investments (Cost $2,171,244) (c) — 97.8%		2,171,244
Other assets less liabilities — 2.2%		49,147
Net Assets — 100.0%		$2,220,391

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  The rate shown was the current yield as of 11/30/2016.

(c)  Tax basis equals book cost.

Swap Agreements1

Short Basic Materials had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(422,135)	11/06/17	Bank of America NA	(0.24)%	Dow Jones U.S. Basic MaterialsSM Index	$(130,351)	$—	$130,351	$—
(613,706)	01/08/18	Credit Suisse International	(0.64)%	Dow Jones U.S. Basic MaterialsSM Index	(27,853)	—	27,853	—
(354,625)	11/06/17	Morgan Stanley & Co. International plc	(0.24)%	Dow Jones U.S. Basic MaterialsSM Index	(50,409)	—	—	(50,409)
(244,314)	11/06/17	Societe Generale	(0.29)%	Dow Jones U.S. Basic MaterialsSM Index	(35,107)	—	20,000	(15,107)
(583,626)	11/06/17	UBS AG	(0.29)%	Dow Jones U.S. Basic MaterialsSM Index	(525,641)	—	444,000	(81,641)
$(2,218,406)					$(769,361)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: SHORT BASIC MATERIALS SBM :: 33

Investments	Principal Amount	Value
Short-Term Investments (a) — 108.1%
Repurchase Agreement (b) — 8.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $2,464,967 (Cost $2,464,949)	$2,464,949	$2,464,949
U.S. Treasury Obligations — 100.0%
U.S. Treasury Bills
0.23%, 12/22/2016 (c)	15,500,000	15,497,949
0.25%, 1/5/2017 (c)	7,000,000	6,998,292
0.28%, 1/12/2017 (c)	8,000,000	7,997,432
Total U.S. Treasury Obligations (Cost $30,493,673)		30,493,673
Total Short-Term Investments (Cost $32,958,622)		32,958,622
Total Investments (Cost $32,958,622) (d) — 108.1%		32,958,622
Liabilities less other assets — (8.1%)		(2,456,988)
Net Assets — 100.0%		$30,501,634

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $5,010,030.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

(d)  Tax basis equals book cost.

Swap Agreements1

Short Financials had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,955,857)	11/06/17	Bank of America NA	(0.34)%	Dow Jones U.S. FinancialsSM Index	$(1,565,293)	$1,009,850	$550,000	$(5,443)
(4,808,929)	11/06/17	Credit Suisse International	(0.64)%	Dow Jones U.S. FinancialsSM Index	(430,880)	311,880	119,000	—
(4,760,063)	11/06/17	Goldman Sachs International	(0.71)%	Dow Jones U.S. FinancialsSM Index	(882,194)	—	882,194	—
(2,946,871)	11/06/17	Morgan Stanley & Co. International plc	(0.29)%	Dow Jones U.S. FinancialsSM Index	(254,103)	—	170,000	(84,103)
(5,753,613)	11/06/17	Societe Generale	(0.39)%	Dow Jones U.S. FinancialsSM Index	(530,497)	—	418,000	(112,497)
(9,261,882)	11/06/17	UBS AG	(0.29)%	Dow Jones U.S. FinancialsSM Index	(3,883,567)	2,826,567	1,057,000	—
$(30,487,215)					$(7,546,534)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

34 :: SEF SHORT FINANCIALS :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 95.0%
Repurchase Agreement (a) — 19.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $1,019,561 (Cost $1,019,554)	$1,019,554	$1,019,554
U.S. Treasury Obligation — 75.7%
U.S. Treasury Bill
0.24%, 1/5/2017 (Cost $3,999,071) (b)	4,000,000	3,999,071
Total Short-Term Investments (Cost $5,018,625)		5,018,625
Total Investments (Cost $5,018,625) (c) — 95.0%		5,018,625
Other assets less liabilities — 5.0%		265,870
Net Assets — 100.0%		$5,284,495

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  The rate shown was the current yield as of 11/30/2016.

(c)  Tax basis equals book cost.

Swap Agreements1

Short Oil & Gas had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(598,828)	01/08/18	Bank of America NA	(0.24)%	Dow Jones U.S. Oil & GasSM Index	$(38,368)	$—	$10,000	$(28,368)
(2,190,417)	11/06/17	Credit Suisse International	(0.64)%	Dow Jones U.S. Oil & GasSM Index	(632,124)	—	632,124	—
(931,333)	11/06/17	Goldman Sachs International	(0.61)%	Dow Jones U.S. Oil & GasSM Index	(160,889)	—	160,889	—
(612,660)	11/06/17	Morgan Stanley & Co. International plc	(0.44)%	Dow Jones U.S. Oil & GasSM Index	(513,784)	—	403,009	(110,775)
(166,380)	11/06/17	Societe Generale	(0.29)%	Dow Jones U.S. Oil & GasSM Index	(11,188)	—	11,188	—
(779,806)	11/06/17	UBS AG	(0.29)%	Dow Jones U.S. Oil & GasSM Index	(306,078)	—	213,130	(92,948)
$(5,279,424)					$(1,662,431)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: SHORT OIL & GAS DDG :: 35

Investments	Principal Amount	Value
Short-Term Investments (a) — 93.2%
Repurchase Agreement (b) — 14.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $2,839,208 (Cost $2,839,187)	$2,839,187	$2,839,187
U.S. Treasury Obligation — 78.4%
U.S. Treasury Bill
0.17%, 12/8/2016 (Cost $14,999,501) (c)	15,000,000	14,999,501
Total Short-Term Investments (Cost $17,838,688)		17,838,688
Total Investments (Cost $17,838,688) (d) — 93.2%		17,838,688
Other assets less liabilities — 6.8%		1,298,495
Net Assets — 100.0%		$19,137,183

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $259,992.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

(d)  Tax basis equals book cost.

Swap Agreements1

Short Real Estate had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(8,441,164)	11/06/18	Bank of America NA	(0.49)%	Dow Jones U.S. Real EstateSM Index	$9,467	$—	$—	$9,467
(3,431,539)	11/06/17	Credit Suisse International	(0.54)%	Dow Jones U.S. Real EstateSM Index	(1,366,070)	—	1,366,070	—
(3,826,966)	11/06/17	Morgan Stanley & Co. International plc	(0.24)%	Dow Jones U.S. Real EstateSM Index	229,047	(229,047)	—	—
(582,153)	11/06/17	Societe Generale	(0.34)%	Dow Jones U.S. Real EstateSM Index	(252,310)	—	252,310	—
(2,843,268)	11/06/17	UBS AG	(0.29)%	Dow Jones U.S. Real EstateSM Index	(97,561)	—	97,561	—
$(19,125,090)					$(1,477,427)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

36 :: REK SHORT REAL ESTATE :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 105.6%
Repurchase Agreement (a) — 48.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $856,315 (Cost $856,309)	$856,309	$856,309
U.S. Treasury Obligation — 56.9%
U.S. Treasury Bill
0.24%, 1/5/2017 (Cost $999,772) (b)	1,000,000	999,772
Total Short-Term Investments (Cost $1,856,081)		1,856,081
Total Investments (Cost $1,856,081) (c) — 105.6%		1,856,081
Liabilities less other assets — (5.6%)		(98,730)
Net Assets — 100.0%		$1,757,351

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  The rate shown was the current yield as of 11/30/2016.

(c)  Tax basis equals book cost.

Swap Agreements1

Short S&P Regional Banking had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(94,510)	11/06/18	Bank of America NA	(0.09)%	S&P Regional Banks Select Industry Index	$(50,892)	$—	$—	$(50,892)
(158,517)	11/06/18	Morgan Stanley & Co. International plc	0.11%	S&P Regional Banks Select Industry Index	(20,743)	—	20,743	—
(1,305,809)	11/06/18	Societe Generale	(0.29)%	S&P Regional Banks Select Industry Index	(225,887)	—	189,543	(36,344)
(196,400)	11/06/18	UBS AG	(0.39)%	S&P Regional Banks Select Industry Index	(40,466)	—	20,837	(19,629)
$(1,755,236)					$(337,988)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: SHORT S&P REGIONAL BANKING KRS :: 37

Investments	Principal Amount	Value
Short-Term Investments (a) — 89.3%
Repurchase Agreement (b) — 41.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $3,407,249 (Cost $3,407,224)	$3,407,224	$3,407,224
U.S. Treasury Obligations — 48.2%
U.S. Treasury Bills
0.18%, 12/8/2016 (c)	751,000	750,974
0.19%, 12/15/2016 (c)	1,250,000	1,249,908
0.22%, 12/22/2016 (c)	2,000,000	1,999,742
Total U.S. Treasury Obligations (Cost $4,000,624)		4,000,624
Total Short-Term Investments (Cost $7,407,848)		7,407,848
Total Investments (Cost $7,407,848) (d) — 89.3%		7,407,848
Other assets less liabilities — 10.7%		888,396
Net Assets — 100.0%		$8,296,244

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,529,772.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

(d)  Tax basis equals book cost.

Swap Agreements1

UltraShort Basic Materials had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(952,633)	11/06/18	Bank of America NA	(0.24)%	Dow Jones U.S. Basic MaterialsSM Index	$(180,325)	$—	$180,325	$—
(10,686,113)	11/06/18	Credit Suisse International	(0.64)%	Dow Jones U.S. Basic MaterialsSM Index	(727,458)	107,458	620,000	—
(1,502,999)	11/06/17	Morgan Stanley & Co. International plc	(0.24)%	Dow Jones U.S. Basic MaterialsSM Index	(213,648)	—	213,648	—
(1,224,658)	11/06/17	Societe Generale	(0.29)%	Dow Jones U.S. Basic MaterialsSM Index	(175,978)	—	60,000	(115,978)
(2,222,613)	11/06/17	UBS AG	(0.29)%	Dow Jones U.S. Basic MaterialsSM Index	117,034	—	(117,034)	—
$(16,589,016)					$(1,180,375)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

38 :: SMN ULTRASHORT BASIC MATERIALS :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 105.9%
Repurchase Agreement (b) — 25.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $17,481,025 (Cost $17,480,897)	$17,480,897	$17,480,897
U.S. Treasury Obligations — 80.0%
U.S. Treasury Bills
0.20%, 12/1/2016 (c)	2,000,000	2,000,000
0.17%, 12/8/2016 (c)	2,000,000	1,999,932
0.36%, 12/15/2016 (c)	47,000,000	46,993,492
0.22%, 12/22/2016 (c)	1,000,000	999,871
0.25%, 1/12/2017 (c)	1,000,000	999,708
0.46%, 2/9/2017 (c)	1,000,000	999,159
Total U.S. Treasury Obligations (Cost $53,992,107)		53,992,162
Total Short-Term Investments (Cost $71,473,004)		71,473,059
Total Investments (Cost $71,473,004) — 105.9%		71,473,059
Liabilities less other assets — (5.9%)		(3,955,810)
Net Assets — 100.0%		$67,517,249

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $14,611,922.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$55
Federal income tax cost of investments	$71,473,004

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT NASDAQ BIOTECHNOLOGY BIS :: 39

Swap Agreements1

UltraShort Nasdaq Biotechnology had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(58,811,154)	11/06/17	Bank of America NA	(0.04)%	NASDAQ Biotechnology Index®	$(8,691,438)
(13,038)	11/06/17	Bank of America NA	0.24%	iShares® Nasdaq Biotechnology ETF	2,589
(58,824,192)					(8,688,849)	$8,145,849	$543,000	$—
(27,179)	11/06/17	Citibank NA	0.54%	NASDAQ Biotechnology Index®	4,738	—	—	4,738
(103,677)	11/06/17	Credit Suisse International	0.16%	NASDAQ Biotechnology Index®	185,082	—	—	185,082
(114,476)	11/06/17	Morgan Stanley & Co. International plc	0.16%	NASDAQ Biotechnology Index®	22,647
(51,519)	11/06/17	Morgan Stanley & Co. International plc	0.96%	iShares® Nasdaq Biotechnology ETF	9,747
(165,995)					32,394	—	—	32,394
(66,440,630)	01/08/18	Societe Generale	0.01%	NASDAQ Biotechnology Index®	(1,986,599)	1,258,599	728,000	—
(9,396,537)	11/06/17	UBS AG	0.96%	NASDAQ Biotechnology Index®	6,376,634	—	(6,008,000)	368,634
$(134,958,210)					$(4,076,600)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

40 :: BIS ULTRASHORT NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 70.3%
Repurchase Agreement (a) — 9.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $384,944 (Cost $384,941)	$384,941	$384,941
U.S. Treasury Obligation — 61.2%
U.S. Treasury Bill
0.24%, 1/5/2017 (Cost $2,599,406) (b)	2,600,000	2,599,406
Total Short-Term Investments (Cost $2,984,347)		2,984,347
Total Investments (Cost $2,984,347) (c) — 70.3%		2,984,347
Other assets less liabilities — 29.7%		1,261,719
Net Assets — 100.0%		$4,246,066

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  The rate shown was the current yield as of 11/30/2016.

(c)  Tax basis equals book cost.

Swap Agreements1

UltraShort Consumer Goods had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(6,423,430)	11/06/17	Bank of America NA	(0.34)%	Dow Jones U.S. Consumer GoodsSM Index	$98,129
(13,306)	11/06/17	Bank of America NA	(0.03)%	iShares® U.S. Consumer Goods ETF	(367)
(6,436,736)					97,762	$—	$—	$97,762
(8,266)	11/06/17	Credit Suisse International	(0.64)%	Dow Jones U.S. Consumer GoodsSM Index	(105)	—	—	(105)
(85,755)	11/06/17	Morgan Stanley & Co. International plc	(0.19)%	Dow Jones U.S. Consumer GoodsSM Index	9,952
(15,718)	11/06/17	Morgan Stanley & Co. International plc	0.31%	iShares® U.S. Consumer Goods ETF	(489)
(101,473)					9,463	—	—	9,463
(1,077,640)	11/06/17	Societe Generale	(0.29)%	Dow Jones U.S. Consumer GoodsSM Index	(17,265)	—	17,265	—
(852,735)	11/06/17	UBS AG	(0.29)%	Dow Jones U.S. Consumer GoodsSM Index	(83,708)	—	83,708	—
$(8,476,850)					$6,147

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT CONSUMER GOODS SZK :: 41

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

42 :: SZK ULTRASHORT CONSUMER GOODS :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 105.9%
Repurchase Agreement (a) — 61.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $1,366,084 (Cost $1,366,074)	$1,366,074	$1,366,074
U.S. Treasury Obligation — 44.8%
U.S. Treasury Bill
0.24%, 1/5/2017 (Cost $999,772) (b)	1,000,000	999,772
Total Short-Term Investments (Cost $2,365,846)		2,365,846
Total Investments (Cost $2,365,846) (c) — 105.9%		2,365,846
Liabilities less other assets — (5.9%)		(131,636)
Net Assets — 100.0%		$2,234,210

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  The rate shown was the current yield as of 11/30/2016.

(c)  Tax basis equals book cost.

Swap Agreements1

UltraShort Consumer Services had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,485,671)	11/06/17	Bank of America NA	(0.39)%	Dow Jones U.S. Consumer ServicesSM Index	$(180,912)
(18,178)	11/06/17	Bank of America NA	(0.03)%	iShares® U.S. Consumer Services ETF	(491)
(1,503,849)					(181,403)	$—	$60,000	$(121,403)
(130,154)	11/06/17	Credit Suisse International	(0.64)%	Dow Jones U.S. Consumer ServicesSM Index	(3,453)	—	—	(3,453)
(794,915)	11/06/17	Morgan Stanley & Co. International plc	(0.04)%	Dow Jones U.S. Consumer ServicesSM Index	(23,534)
(8,892)	11/06/17	Morgan Stanley & Co. International plc	0.46%	iShares® U.S. Consumer Services ETF	(286)
(803,807)					(23,820)	—	—	(23,820)
(1,837,535)	11/06/17	Societe Generale	(0.29)%	Dow Jones U.S. Consumer ServicesSM Index	(23,293)	—	23,293	—
(189,609)	11/06/17	UBS AG	(0.29)%	Dow Jones U.S. Consumer ServicesSM Index	9,547	—	—	9,547
$(4,464,954)					$(222,422)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT CONSUMER SERVICES SCC :: 43

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

44 :: SCC ULTRASHORT CONSUMER SERVICES :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 144.0%
Repurchase Agreement (b) — 23.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $10,862,208 (Cost $10,862,129)	$10,862,129	$10,862,129
U.S. Treasury Obligations — 120.1%
U.S. Treasury Bills
0.20%, 12/1/2016 (c)	2,500,000	2,500,000
0.17%, 12/8/2016 (c)	2,500,000	2,499,915
0.19%, 12/15/2016 (c)	2,500,000	2,499,815
0.22%, 12/22/2016 (c)	1,000,000	999,871
0.29%, 1/5/2017 (c)	16,000,000	15,995,429
0.32%, 1/19/2017 (c)	10,000,000	9,995,672
0.34%, 2/9/2017 (c)	20,000,000	19,983,180
Total U.S. Treasury Obligations (Cost $54,477,363)		54,473,882
Total Short-Term Investments (Cost $65,339,492)		65,336,011
Total Investments (Cost $65,339,492) — 144.0%		65,336,011
Liabilities less other assets — (44.0%)		(19,960,665)
Net Assets — 100.0%		$45,375,346
(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $33,511,149.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,481)
Net unrealized depreciation	$(3,481)
Federal income tax cost of investments	$65,339,492

Swap Agreements1

UltraShort Financials had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,896,588)	11/06/17	Bank of America NA	(0.34)%	Dow Jones U.S. FinancialsSM Index	$(5,887,168)	$5,885,574	$—	$(1,594)
(24,948,571)	11/06/17	Credit Suisse International	(0.64)%	Dow Jones U.S. FinancialsSM Index	(2,235,394)	1,843,394	392,000	—
(42,087,739)	01/08/18	Goldman Sachs International	(0.71)%	Dow Jones U.S. FinancialsSM Index	(9,125,289)	8,383,289	742,000	—
(3,687,314)	11/06/17	Morgan Stanley & Co. International plc	(0.29)%	Dow Jones U.S. FinancialsSM Index	(790,101)	768,101	22,000	—
(13,975,001)	11/06/17	Societe Generale	(0.39)%	Dow Jones U.S. FinancialsSM Index	(1,120,605)	1,000,605	120,000	—
(3,133,968)	11/06/17	UBS AG	(0.29)%	Dow Jones U.S. FinancialsSM Index	(2,306,041)	2,014,041	292,000	—
$(90,729,181)					$(21,464,598)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT FINANCIALS SKF :: 45

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

46 :: SKF ULTRASHORT FINANCIALS :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 62.7%
Repurchase Agreement (a) — 62.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $2,307,266 (Cost $2,307,250)	$2,307,250	$2,307,250
Total Investments (Cost $2,307,250) (b) — 62.7%		2,307,250
Other assets less liabilities — 37.3%		1,373,435
Net Assets — 100.0%		$3,680,685

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  Tax basis equals book cost.

Swap Agreements1,5

UltraShort Gold Miners had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,426,282)	01/08/18	Bank of America NA	(0.14)%	VanEck Vectors Gold Miners ETF	$(9,709)	$—	$9,709	$—
(585,328)	11/06/17	Goldman Sachs International	(0.26)%	VanEck Vectors Gold Miners ETF	16,033	—	—	16,033
(2,807,940)	01/08/18	Morgan Stanley & Co. International plc	(0.24)%	VanEck Vectors Gold Miners ETF	(132,943)	—	132,943	—
(1,747,446)	03/06/18	Societe Generale	(0.54)%	VanEck Vectors Gold Miners ETF	37,456	—	—	37,456
(805,197)	01/08/18	UBS AG	(0.29)%	VanEck Vectors Gold Miners ETF	(220,318)	—	220,318	—
$(7,372,193)					$(309,481)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT GOLD MINERS GDXS :: 47

Investments	Principal Amount	Value
Short-Term Investments — 76.1%
Repurchase Agreement (a) — 15.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $436,626 (Cost $436,623)	$436,623	$436,623
U.S. Treasury Obligation — 60.9%
U.S. Treasury Bill
0.24%, 1/5/2017 (Cost $1,749,600) (b)	1,750,000	1,749,600
Total Short-Term Investments (Cost $2,186,223)		2,186,223
Total Investments (Cost $2,186,223) (c) — 76.1%		2,186,223
Other assets less liabilities — 23.9%		685,296
Net Assets — 100.0%		$2,871,519

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  The rate shown was the current yield as of 11/30/2016.

(c)  Tax basis equals book cost.

Swap Agreements1

UltraShort Health Care had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(3,155,802)	11/06/17	Bank of America NA	(0.34)%	Dow Jones U.S. Health CareSM Index	$(249,861)
(7,666)	11/06/17	Bank of America NA	(0.03)%	iShares® U.S. Healthcare ETF	228
(3,163,468)					(249,633)	$—	$249,633	$—
(150,962)	11/06/17	Credit Suisse International	(0.64)%	Dow Jones U.S. Health CareSM Index	3,304	—	—	3,304
(273,839)	11/06/17	Morgan Stanley & Co. International plc	(0.24)%	Dow Jones U.S. Health CareSM Index	180,422
(9,665)	11/06/17	Morgan Stanley & Co. International plc	0.26%	iShares® U.S. Healthcare ETF	256
(283,504)					180,678	(180,678)	—	—
(1,105,112)	11/06/27	Societe Generale	(0.29)%	Dow Jones U.S. Health CareSM Index	16,833	—	(10,000)	6,833
(1,044,403)	11/06/17	UBS AG	(0.29)%	Dow Jones U.S. Health CareSM Index	315,452	—	(270,000)	45,452
$(5,747,449)					$266,634

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

48 :: RXD ULTRASHORT HEALTH CARE :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 106.2%
Repurchase Agreement (a) — 23.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $858,972 (Cost $858,966)	$858,966	$858,966
U.S. Treasury Obligation — 82.5%
U.S. Treasury Bill
0.24%, 1/5/2017 (Cost $2,999,315) (b)	3,000,000	2,999,315
Total Short-Term Investments (Cost $3,858,281)		3,858,281
Total Investments (Cost $3,858,281) (c) — 106.2%		3,858,281
Liabilities less other assets — (6.2%)		(224,333)
Net Assets — 100.0%		$3,633,948

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  The rate shown was the current yield as of 11/30/2016.

(c)  Tax basis equals book cost.

Swap Agreements1

UltraShort Industrials had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(347,603)	01/08/18	Bank of America NA	(0.34)%	Dow Jones U.S. IndustrialsSM Index	$(86,047)
(7,208)	11/06/17	Bank of America NA	(0.03)%	iShares® U.S. Industrials ETF	(942)
(354,811)					(86,989)	$—	$20,000	$(66,989)
(37,912)	11/06/17	Credit Suisse International	(0.64)%	Dow Jones U.S. IndustrialsSM Index	(5,323)	—	—	(5,323)
(21,126)	11/06/17	Morgan Stanley & Co. International plc	(0.24)%	Dow Jones U.S. IndustrialsSM Index	(2,811)
(6,796)	11/06/17	Morgan Stanley & Co. International plc	(0.29)%	iShares® U.S. Industrials ETF	(872)
(27,922)					(3,683)	—	3,683	—
(5,137,271)	11/06/17	Societe Generale	(0.29)%	Dow Jones U.S. IndustrialsSM Index	(753,131)	—	690,000	(63,131)
(1,701,101)	11/06/17	UBS AG	(0.29)%	Dow Jones U.S. IndustrialsSM Index	(253,550)	—	142,000	(111,550)
$(7,259,017)					$(1,102,676)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT INDUSTRIALS SIJ :: 49

Investments	Principal Amount	Value
Short-Term Investments (a) — 114.3%
Repurchase Agreement (b) — 14.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $5,007,977 (Cost $5,007,941)	$5,007,941	$5,007,941
U.S. Treasury Obligations — 100.3%
U.S. Treasury Bills
0.20%, 12/1/2016 (c)	250,000	250,000
0.18%, 12/8/2016 (c)	2,250,000	2,249,923
0.19%, 12/15/2016 (c)	2,250,000	2,249,834
0.23%, 12/22/2016 (c)	30,000,000	29,995,975
0.25%, 1/5/2017 (c)	1,000,000	999,756
Total U.S. Treasury Obligations (Cost $35,745,488)		35,745,488
Total Short-Term Investments (Cost $40,753,429)		40,753,429
Total Investments (Cost $40,753,429) (d) — 114.3%		40,753,429
Liabilities less other assets — (14.3%)		(5,108,617)
Net Assets — 100.0%		$35,644,812

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $4,186,251.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

(d)  Tax basis equals book cost.

Swap Agreements1

UltraShort Oil & Gas had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(3,006,114)	11/06/17	Bank of America NA	0.02%	iShares® U.S. Energy ETF	$(444)
(1,481,967)	11/06/18	Bank of America NA	(0.24)%	Dow Jones U.S. Oil & GasSM Index	(285,832)
(4,488,081)					(286,276)	$—	$198,000	$(88,276)
(3,067,897)	11/06/17	Credit Suisse International	(0.64)%	Dow Jones U.S. Oil & GasSM Index	(196,468)	196,468	—	—
(605,599)	11/06/17	Goldman Sachs International	(0.61)%	Dow Jones U.S. Oil & GasSM Index	(104,618)	—	104,618	—
(39,027,994)	11/06/17	Morgan Stanley & Co. International plc	(0.44)%	Dow Jones U.S. Oil & GasSM Index	(2,888,706)
(15,209)	11/06/18	Morgan Stanley & Co. International plc	(0.29)%	iShares® U.S. Energy ETF	(1,130)
(39,043,203)					(2,889,836)	475,854	20,000	(2,393,982)
(11,169,041)	11/06/17	Societe Generale	(0.29)%	Dow Jones U.S. Oil & GasSM Index	(751,009)	109,975	191,301	(449,733)
(12,914,211)	11/06/17	UBS AG	(0.29)%	Dow Jones U.S. Oil & GasSM Index	(4,143,372)	3,120,494	623,000	(399,878)
$(71,288,032)					$(8,371,579)

See accompanying notes to the financial statements.

50 :: DUG ULTRASHORT OIL & GAS :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT OIL & GAS DUG :: 51

Investments	Principal Amount	Value
Short-Term Investment — 115.1%
Repurchase Agreement (a) — 115.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $1,193,376 (Cost $1,193,368)	$1,193,368	$1,193,368
Total Investments (Cost $1,193,368) (b) — 115.1%		1,193,368
Liabilities less other assets — (15.1%)		(156,715)
Net Assets — 100.0%		$1,036,653

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  Tax basis equals book cost.

Swap Agreements1

UltraShort Oil & Gas Exploration & Production had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(539,459)	01/08/18	Bank of America NA	1.16%	S&P Oil & Gas Exploration & Production Select Industry Index	$(333,766)	$—	$260,000	$(73,766)
(82,976)	01/08/18	Goldman Sachs International	2.04%	SPDR S&P Oil & Gas Exploration & Production ETF	(27,986)	—	27,986	—
(191,871)	11/06/17	Morgan Stanley & Co. International plc	2.06%	S&P Oil & Gas Exploration & Production Select Industry Index	(82,299)	—	—	(82,299)
(1,035,665)	01/08/18	Societe Generale	1.31%	S&P Oil & Gas Exploration & Production Select Industry Index	(508,336)	—	390,000	(118,336)
(215,302)	01/08/18	UBS AG	1.96%	S&P Oil & Gas Exploration & Production Select Industry Index	(14,452)	—	14,452	—
$(2,065,273)					$(966,839)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

52 :: SOP ULTRASHORT OIL & GAS EXPLORATION & PRODUCTION :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 77.0%
Repurchase Agreement (b) — 2.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $899,390 (Cost $899,384)	$899,384	$899,384
U.S. Treasury Obligations — 74.7%
U.S. Treasury Bills
0.22%, 12/22/2016 (c)	4,000,000	3,999,484
0.24%, 1/5/2017 (c)	24,000,000	23,994,439
0.25%, 1/12/2017 (c)	1,000,000	999,708
Total U.S. Treasury Obligations (Cost $28,993,631)		28,993,631
Total Short-Term Investments (Cost $29,893,015)		29,893,015
Total Investments (Cost $29,893,015) (d) — 77.0%		29,893,015
Other assets less liabilities — 23.0%		8,940,662
Net Assets — 100.0%		$38,833,677

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $825,692.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

(d)  Tax basis equals book cost.

Swap Agreements1

UltraShort Real Estate had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(25,061,759)	11/06/18	Bank of America NA	(0.49)%	Dow Jones U.S. Real EstateSM Index	$(338,147)
(87,933)	11/06/17	Bank of America NA	(0.13)%	iShares® U.S. Real Estate ETF	(4,576)
(25,149,692)					(342,723)	$—	$342,723	$—
(605,611)	11/06/17	Credit Suisse International	(0.54)%	Dow Jones U.S. Real EstateSM Index	(28,158)	—	28,158	—
(328,986)	11/06/17	Goldman Sachs International	(0.61)%	Dow Jones U.S. Real EstateSM Index	(28,437)	—	28,437	—
(17,298,575)	11/06/17	Morgan Stanley & Co. International plc	(0.24)%	Dow Jones U.S. Real EstateSM Index	(37,070)
(67,275)	11/06/17	Morgan Stanley & Co. International plc	0.56%	iShares® U.S. Real Estate ETF	(3,977)
(17,365,850)					(41,047)	41,047	—	—
(28,984,216)	11/06/17	Societe Generale	(0.34)%	Dow Jones U.S. Real EstateSM Index	(202,865)	—	202,865	—
(5,132,464)	11/06/17	UBS AG	(0.29)%	Dow Jones U.S. Real EstateSM Index	225,126	—	(40,000)	185,126
$(77,566,819)					$(418,104)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT REAL ESTATE SRS :: 53

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

54 :: SRS ULTRASHORT REAL ESTATE :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 94.0%
Repurchase Agreement (b) — 4.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $648,452 (Cost $648,447)	$648,447	$648,447
U.S. Treasury Obligations — 89.1%
U.S. Treasury Bills
0.20%, 12/1/2016 (c)	250,000	250,000
0.17%, 12/8/2016 (c)	250,000	249,991
0.19%, 12/15/2016 (c)	250,000	249,982
0.22%, 12/22/2016 (c)	1,000,000	999,871
0.29%, 1/5/2017 (c)	4,000,000	3,998,881
0.45%, 2/9/2017 (c)	6,000,000	5,994,954
Total U.S. Treasury Obligations (Cost $11,743,463)		11,743,679
Total Short-Term Investments (Cost $12,391,910)		12,392,126
Total Investments (Cost $12,391,910) — 94.0%		12,392,126
Other assets less liabilities — 6.0%		797,866
Net Assets — 100.0%		$13,189,992

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $2,008,281.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$216
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$216
Federal income tax cost of investments	$12,391,910

Swap Agreements1

UltraShort Semiconductors had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(20,903,513)	11/06/17	Bank of America NA	(0.44)%	Dow Jones U.S. SemiconductorsSM Index	$(1,708,237)	$—	$1,708,237	$—
(27,471)	11/06/17	Credit Suisse International	(0.64)%	Dow Jones U.S. SemiconductorsSM Index	(5,045)	—	—	(5,045)
(3,692,958)	11/06/17	Morgan Stanley & Co. International plc	(0.24)%	Dow Jones U.S. SemiconductorsSM Index	(460,502)	—	460,502	—
(1,567,969)	11/06/17	Societe Generale	(0.29)%	Dow Jones U.S. SemiconductorsSM Index	(367,857)	—	270,000	(97,857)
(160,522)	11/06/17	UBS AG	(0.29)%	Dow Jones U.S. SemiconductorsSM Index	(43,218)	—	43,218	—
$(26,352,433)					$(2,584,859)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT SEMICONDUCTORS SSG :: 55

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

56 :: SSG ULTRASHORT SEMICONDUCTORS :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 95.7%
Repurchase Agreement (a) — 25.4%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $1,085,311 (Cost $1,085,303)	$1,085,303	$1,085,303
U.S. Treasury Obligation — 70.3%
U.S. Treasury Bill
0.24%, 1/5/2017 (Cost $2,999,315) (b)	3,000,000	2,999,315
Total Short-Term Investments (Cost $4,084,618)		4,084,618
Total Investments (Cost $4,084,618) (c) — 95.7%		4,084,618
Other assets less liabilities — 4.3%		182,580
Net Assets — 100.0%		$4,267,198

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  The rate shown was the current yield as of 11/30/2016.

(c)  Tax basis equals book cost.

Swap Agreements1

UltraShort Technology had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,141,118)	11/06/17	Bank of America NA	(0.44)%	Dow Jones U.S. TechnologySM Index	$(53,705)
(15,542)	11/06/17	Bank of America NA	(0.08)%	iShares® U.S. Technology ETF	(1,160)
(1,156,660)					(54,865)	$—	$54,865	$—
(32,569)	11/06/17	Credit Suisse International	(0.64)%	Dow Jones U.S. TechnologySM Index	16,030	—	—	16,030
(255,733)	11/06/17	Morgan Stanley & Co. International plc	(0.24)%	Dow Jones U.S. TechnologySM Index	2,660
(10,983)	11/06/17	Morgan Stanley & Co. International plc	(0.29)%	iShares® U.S. Technology ETF	(797)
(266,716)					1,863	—	—	1,863
(4,956,245)	11/06/17	Societe Generale	(0.29)%	Dow Jones U.S. TechnologySM Index	(310,908)	—	310,908	—
(2,109,312)	11/06/17	UBS AG	(0.29)%	Dow Jones U.S. TechnologySM Index	(539,177)	—	430,200	(108,977)
$(8,521,502)					$(887,057)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT TECHNOLOGY REW :: 57

Investments	Principal Amount	Value
Short-Term Investments (a) — 83.7%
Repurchase Agreement (b) — 22.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $2,852,655 (Cost $2,852,634)	$2,852,634	$2,852,634
U.S. Treasury Obligation — 61.7%
U.S. Treasury Bill
0.24%, 1/5/2017 (Cost $7,998,157) (c)	8,000,000	7,998,157
Total Short-Term Investments (Cost $10,850,791)		10,850,791
Total Investments (Cost $10,850,791) (d) — 83.7%		10,850,791
Other assets less liabilities — 16.3%		2,107,901
Net Assets — 100.0%		$12,958,692

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $999,694.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

(d)  Tax basis equals book cost.

Swap Agreements1

UltraShort Utilities had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(15,742,751)	11/06/17	Bank of America NA	(0.34)%	Dow Jones U.S. UtilitiesSM Index	$169,067	$—	$—	$169,067
(7,795,132)	11/06/17	Credit Suisse International	(0.64)%	Dow Jones U.S. UtilitiesSM Index	(346,966)	66,966	280,000	—
(115,206)	11/06/17	Morgan Stanley & Co. International plc	(0.24)%	Dow Jones U.S. UtilitiesSM Index	(16,209)	—	16,209	—
(338,113)	11/06/17	Societe Generale	(0.29)%	Dow Jones U.S. UtilitiesSM Index	(67,152)	—	67,152	—
(1,826,490)	11/06/17	UBS AG	(0.29)%	Dow Jones U.S. UtilitiesSM Index	(8,135)	—	8,135	—
$(25,817,692)					$(269,395)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

58 :: SDP ULTRASHORT UTILITIES :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investment — 36.2%
Repurchase Agreement (a) — 36.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $2,807,049 (Cost $2,807,029)	$2,807,029	$2,807,029
Total Investments (Cost $2,807,029) (b) — 36.2%		2,807,029
Other assets less liabilities — 63.8%		4,954,383
Net Assets — 100.0%		$7,761,412

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  Tax basis equals book cost.

Swap Agreements1

UltraPro Short Nasdaq Biotechnology had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(9,991,012)	01/08/18	Bank of America NA	(0.04)%	NASDAQ Biotechnology Index®	$412,269	$—	$—	$412,269
(9,225,223)	01/08/18	Goldman Sachs International	(0.01)%	NASDAQ Biotechnology Index®	291,990	—	—	291,990
(1,837,468)	01/08/18	Societe Generale	0.01%	NASDAQ Biotechnology Index®	1,532,897	—	(1,470,000)	62,897
(2,210,565)	01/08/18	UBS AG	0.96%	NASDAQ Biotechnology Index®	(19,680)	—	19,680	—
$(23,264,268)					$2,217,476

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRAPRO SHORT NASDAQ BIOTECHNOLOGY ZBIO :: 59

Investments	Principal Amount	Value
Short-Term Investment — 90.3%
Repurchase Agreement (a) — 90.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $1,146,951 (Cost $1,146,943)	$1,146,943	$1,146,943
Total Investments (Cost $1,146,943) (b) — 90.3%		1,146,943
Other assets less liabilities — 9.7%		122,875
Net Assets — 100.0%		$1,269,818

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  Tax basis equals book cost.

Swap Agreements1

UltraPro Short Financial Select Sector had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(23,178)	11/06/17	Bank of America NA	(0.34)%	S&P Financial Select Sector Index	$233,194	$(233,194)	$—	$—
(3,176,738)	11/06/17	Morgan Stanley & Co. International plc	(0.29)%	S&P Financial Select Sector Index	(691,915)	—	564,005	(127,910)
(410,484)	11/06/18	Societe Generale	(0.39)%	S&P Financial Select Sector Index	(5,664)	—	5,664	—
(199,310)	01/08/18	UBS AG	(0.29)%	S&P Financial Select Sector Index	(434,949)	—	335,551	(99,398)
$(3,809,710)					$(899,334)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

60 :: FINZ ULTRAPRO SHORT FINANCIAL SELECT SECTOR :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 111.5%
Repurchase Agreement (b) — 18.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $15,274,076 (Cost $15,273,965)	$15,273,965	$15,273,965
U.S. Treasury Obligations — 93.4%
U.S. Treasury Bills
0.22%, 12/1/2016 (c)	32,000,000	32,000,000
0.22%, 12/22/2016 (c)	1,000,000	999,871
0.28%, 1/5/2017 (c)	3,000,000	2,999,173
0.38%, 1/26/2017 (c)	43,000,000	42,974,515
Total U.S. Treasury Obligations (Cost $78,973,559)		78,973,559
Total Short-Term Investments (Cost $94,247,524)		94,247,524
Total Investments (Cost $94,247,524) (d) — 111.5%		94,247,524
Liabilities less other assets — (11.5%)		(9,741,433)
Net Assets — 100.0%		$84,506,091

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $18,241,213.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

(d)  Tax basis equals book cost.

Swap Agreements1,5

Short MSCI EAFE had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(5,156,943)	11/06/17	Citibank NA	(0.06)%	iShares® MSCI EAFE ETF	$43,315	$—	$—	$43,315
(5,529,470)	11/06/17	Credit Suisse International	(0.24)%	iShares® MSCI EAFE ETF	(1,230,461)	1,230,461	—	—
(53,328,593)	12/06/17	Goldman Sachs International	(0.46)%	iShares® MSCI EAFE ETF	(8,791,267)	8,791,267	—	—
(17,490,853)	11/06/18	Societe Generale	(0.24)%	iShares® MSCI EAFE ETF	(40,282)	—	40,282	—
(2,836,440)	11/06/17	UBS AG	(0.14)%	iShares® MSCI EAFE ETF	55,283	—	—	55,283
$(84,342,299)					$(9,963,412)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: SHORT MSCI EAFE EFZ :: 61

Investments	Principal Amount	Value
Short-Term Investments (a) — 96.1%
Repurchase Agreement (b) — 12.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $28,024,625 (Cost $28,024,419)	$28,024,419	$28,024,419
U.S. Treasury Obligations — 84.1%
U.S. Treasury Bills
0.20%, 12/1/2016 (c)	22,500,000	22,500,000
0.17%, 12/8/2016 (c)	62,500,000	62,497,904
0.19%, 12/15/2016 (c)	22,500,000	22,498,337
0.28%, 12/22/2016 (c)	54,000,000	53,991,219
0.25%, 1/5/2017 (c)	16,000,000	15,996,096
0.25%, 1/12/2017 (c)	3,000,000	2,999,123
0.32%, 1/19/2017 (c)	17,000,000	16,992,642
Total U.S. Treasury Obligations (Cost $197,475,321)		197,475,321
Total Short-Term Investments (Cost $225,499,740)		225,499,740
Total Investments (Cost $225,499,740) (d) — 96.1%		225,499,740
Other assets less liabilities — 3.9%		9,249,717
Net Assets — 100.0%		$234,749,457

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $30,381,574.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

(d)  Tax basis equals book cost.

See accompanying notes to the financial statements.

62 :: EUM SHORT MSCI EMERGING MARKETS :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1,5

Short MSCI Emerging Markets had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(87,578,145)	11/06/18	Bank of America NA	0.46%	iShares® MSCI Emerging Markets ETF	$6,037,716	$(6,037,716)	$—	$—
(102,675,754)	11/06/17	Citibank NA	(0.31)%	iShares® MSCI Emerging Markets ETF	1,148,361	(1,142,756)	(5,605)	—
(12,348,459)	01/8/18	Credit Suisse International	0.66%	iShares® MSCI Emerging Markets ETF	677,690	—	(677,690)	—
(1,158,742)	12/06/17	Goldman Sachs International	1.54%	iShares® MSCI Emerging Markets ETF	(870,197)	801,881	—	(68,316)
(2,841,325)	11/06/17	Morgan Stanley & Co. International plc	0.96%	iShares® MSCI Emerging Markets ETF	2,681,906	(2,681,906)	—	—
(7,773,938)	11/06/18	Societe Generale	0.96%	iShares® MSCI Emerging Markets ETF	88,722	—	(88,722)	—
(20,427,086)	11/06/17	UBS AG	0.56%	iShares® MSCI Emerging Markets ETF	(4,673,897)	4,275,897	398,000	—
$(234,803,449)					$5,090,301

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: SHORT MSCI EMERGING MARKETS EUM :: 63

Investments	Principal Amount	Value
Short-Term Investments — 93.7%
Repurchase Agreement (a) — 15.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $1,537,320 (Cost $1,537,309)	$1,537,309	$1,537,309
U.S. Treasury Obligation — 78.6%
U.S. Treasury Bill
0.24%, 1/5/2017 (Cost $7,998,172) (b)	8,000,000	7,998,172
Total Short-Term Investments (Cost $9,535,481)		9,535,481
Total Investments (Cost $9,535,481) (c) — 93.7%		9,535,481
Other assets less liabilities — 6.3%		641,807
Net Assets — 100.0%		$10,177,288

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  The rate shown was the current yield as of 11/30/2016.

(c)  Tax basis equals book cost.

Swap Agreements1,5

Short FTSE China 50 had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(610,737)	11/06/17	Bank of America NA	(0.54)%	iShares® China Large-Cap ETF	$(15,785)	$—	$15,785	$—
(2,024,459)	11/06/17	Citibank NA	(0.01)%	iShares® China Large-Cap ETF	(44,446)	—	—	(44,446)
(301,472)	11/06/17	Goldman Sachs International	1.29%	iShares® China Large-Cap ETF	(85,900)	—	85,900	—
(6,119,728)	11/06/17	Societe Generale	0.46%	iShares® China Large-Cap ETF	68,367	—	(68,367)	—
(1,121,042)	11/06/18	UBS AG	1.21%	iShares® China Large-Cap ETF	(7,956)	—	7,956	—
$(10,177,438)					$(85,720)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

64 :: YXI SHORT FTSE CHINA 50 :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 82.5%
Repurchase Agreement (b) — 12.5%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $892,458 (Cost $892,452)	$892,452	$892,452
U.S. Treasury Obligation — 70.0%
U.S. Treasury Bill
0.24%, 1/5/2017 (Cost $4,998,842) (c)	5,000,000	4,998,842
Total Short-Term Investments (Cost $5,891,294)		5,891,294
Total Investments (Cost $5,891,294) (d) — 82.5%		5,891,294
Other assets less liabilities — 17.5%		1,250,489
Net Assets — 100.0%		$7,141,783

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $10,997.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

(d)  Tax basis equals book cost.

Swap Agreements1,5

UltraShort MSCI EAFE had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(947,171)	11/06/17	Citibank NA	(0.06)%	iShares® MSCI EAFE ETF	$2,869	$—	$—	$2,869
(2,856,593)	11/06/17	Credit Suisse International	(0.24)%	iShares® MSCI EAFE ETF	98,702	—	—	98,702
(6,010,935)	11/06/17	Societe Generale	(0.24)%	iShares® MSCI EAFE ETF	94,182	—	(60,000)	34,182
(4,427,019)	11/06/17	UBS AG	(0.14)%	iShares® MSCI EAFE ETF	(912,675)	—	912,675	—
$(14,241,718)					$(716,922)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT MSCI EAFE EFU :: 65

Investments	Principal Amount	Value
Short-Term Investments (a) — 124.4%
Repurchase Agreement (b) — 5.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $2,650,851 (Cost $2,650,831)	$2,650,831	$2,650,831
U.S. Treasury Obligations — 118.5%
U.S. Treasury Bills
0.25%, 1/5/2017 (c)	13,000,000	12,996,828
0.25%, 1/12/2017 (c)	12,000,000	11,996,493
0.42%, 2/2/2017 (c)	4,000,000	3,997,076
0.34%, 2/9/2017 (c)	24,000,000	23,979,816
Total U.S. Treasury Obligations (Cost $52,974,360)		52,970,213
Total Short-Term Investments (Cost $55,625,191)		55,621,044
Total Investments (Cost $55,625,191) — 124.4%		55,621,044
Liabilities less other assets — (24.4%)		(10,917,743)
Net Assets — 100.0%		$44,703,301

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $15,185,999.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30
Aggregate gross unrealized depreciation	(4,177)
Net unrealized depreciation	$(4,147)
Federal income tax cost of investments	$55,625,191

Swap Agreements1,5

UltraShort MSCI Emerging Markets had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(54,547,249)	11/06/17	Citibank NA	(0.31)%	iShares® MSCI Emerging Markets ETF	$866,870	$(854,745)	$(12,125)	$—
(5,284,094)	11/06/17	Credit Suisse International	0.66%	iShares® MSCI Emerging Markets ETF	(3,909,211)	—	3,909,211	—
(1,666,333)	11/07/17	Goldman Sachs International	1.54%	iShares® MSCI Emerging Markets ETF	(1,460,760)	1,460,760	—	—
(617,749)	11/06/18	Societe Generale	0.96%	iShares® MSCI Emerging Markets ETF	7,050	—	(7,050)	—
(27,360,932)	12/06/17	UBS AG	0.56%	iShares® MSCI Emerging Markets ETF	(17,320,559)	11,143,559	6,177,000	—
$(89,476,357)					$(21,816,610)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

66 :: EEV ULTRASHORT MSCI EMERGING MARKETS :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT MSCI EMERGING MARKETS EEV :: 67

Investments	Principal Amount	Value
Short-Term Investments (a) — 99.7%
Repurchase Agreement (b) — 6.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $3,248,659 (Cost $3,248,635)	$3,248,635	$3,248,635
U.S. Treasury Obligations — 93.6%
U.S. Treasury Bills
0.20%, 12/1/2016 (c)	1,250,000	1,250,000
0.17%, 12/8/2016 (c)	16,250,000	16,249,459
0.19%, 12/15/2016 (c)	1,250,000	1,249,908
0.31%, 1/5/2017 (c)	23,000,000	22,993,180
0.29%, 1/12/2017 (c)	4,000,000	3,998,647
0.45%, 2/9/2017 (c)	4,000,000	3,996,635
Total U.S. Treasury Obligations (Cost $49,737,685)		49,737,829
Total Short-Term Investments (Cost $52,986,320)		52,986,464
Total Investments (Cost $52,986,320) — 99.7%		52,986,464
Other assets less liabilities — 0.3%		139,324
Net Assets — 100.0%		$53,125,788

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $12,339,644.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$144
Federal income tax cost of investments	$52,986,320

Swap Agreements1,5

UltraShort FTSE Europe had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(21,870,766)	11/06/17	Citibank NA	(0.21)%	Vanguard® FTSE Europe ETF Shares	$383,345	$(383,345)	$—	$—
(5,902,842)	11/06/17	Credit Suisse International	0.21%	Vanguard® FTSE Europe ETF Shares	(4,556,407)	2,763,407	1,793,000	—
(10,302,933)	11/06/17	Goldman Sachs International	0.34%	Vanguard® FTSE Europe ETF Shares	394,812	(267,475)	—	127,337
(1,194,320)	11/06/18	Morgan Stanley & Co. International plc	2.21%	Vanguard® FTSE Europe ETF Shares	20,244	—	—	20,244
(26,316,662)	11/06/18	Societe Generale	0.46%	Vanguard® FTSE Europe ETF Shares	146,292	—	(146,292)	—
(40,519,628)	11/06/18	UBS AG	(0.04)%	Vanguard® FTSE Europe ETF Shares	751,825	—	(751,825)	—
$(106,107,151)					$(2,859,889)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

68 :: EPV ULTRASHORT FTSE EUROPE :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT FTSE EUROPE EPV :: 69

Investments	Principal Amount	Value
Short-Term Investments (a) — 104.6%
Repurchase Agreement (b) — 19.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $8,178,089 (Cost $8,178,029)	$8,178,029	$8,178,029
U.S. Treasury Obligations — 84.8%
U.S. Treasury Bills
0.30%, 12/22/2016 (c)	15,000,000	14,997,384
0.28%, 1/5/2017 (c)	10,000,000	9,997,321
0.25%, 1/12/2017 (c)	1,000,000	999,708
0.29%, 1/26/2017 (c)	9,000,000	8,995,884
Total U.S. Treasury Obligations (Cost $34,990,297)		34,990,297
Total Short-Term Investments (Cost $43,168,326)		43,168,326
Total Investments (Cost $43,168,326) (d) — 104.6%		43,168,326
Liabilities less other assets — (4.6%)		(1,895,421)
Net Assets — 100.0%		$41,272,905

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $13,647,443.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

(d)  Tax basis equals book cost.

Swap Agreements1,5

UltraShort MSCI Brazil Capped had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,443,074)	11/06/17	Bank of America NA	1.46%	iShares® MSCI Brazil Capped ETF	$(669,549)	$—	$669,549	$—
(983,481)	12/06/17	Credit Suisse International	0.76%	iShares® MSCI Brazil Capped ETF	(93,265)	—	93,265	—
(40,527,039)	12/06/17	Morgan Stanley & Co. International plc	(0.09)%	iShares® MSCI Brazil Capped ETF	(1,255,072)	747,072	508,000	—
(28,110,697)	11/06/17	Societe Generale	(0.04)%	iShares® MSCI Brazil Capped ETF	(3,441,311)	2,679,311	762,000	—
(11,198,678)	12/06/17	UBS AG	0.21%	iShares® MSCI Brazil Capped ETF	(2,284,779)	598,779	1,686,000	—
$(82,262,969)					$(7,743,976)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

70 :: BZQ ULTRASHORT MSCI BRAZIL CAPPED :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 98.6%
Repurchase Agreement (b) — 10.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $4,803,033 (Cost $4,802,999)	$4,802,999	$4,802,999
U.S. Treasury Obligations — 88.5%
U.S. Treasury Bills
0.22%, 12/22/2016 (c)	6,000,000	5,999,226
0.25%, 1/5/2017 (c)	7,000,000	6,998,292
0.25%, 1/12/2017 (c)	2,000,000	1,999,416
0.32%, 1/19/2017 (c)	15,000,000	14,993,508
0.42%, 2/9/2017 (c)	12,000,000	11,989,907
Total U.S. Treasury Obligations (Cost $41,980,758)		41,980,349
Total Short-Term Investments (Cost $46,783,757)		46,783,348
Total Investments (Cost $46,783,757) — 98.6%		46,783,348
Other assets less liabilities — 1.4%		685,721
Net Assets — 100.0%		$47,469,069

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $3,786,763.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(409)
Net unrealized depreciation	$(409)
Federal income tax cost of investments	$46,783,757

Swap Agreements1,5

UltraShort FTSE China 50 had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,349,125)	11/06/18	Bank of America NA	0.46%	iShares® China Large-Cap ETF	$19,383	$(19,383)	$—	$—
(31,529,162)	11/06/17	Citibank NA	(0.01)%	iShares® China Large-Cap ETF	(578,932)	—	—	(578,932)
(4,230,981)	11/06/17	Credit Suisse International	0.71%	iShares® China Large-Cap ETF	(2,169,294)	2,169,294	—	—
(2,212,502)	12/06/17	Goldman Sachs International	1.29%	iShares® China Large-Cap ETF	(832,312)	—	832,312	—
(578,320)	11/06/18	Morgan Stanley & Co. International plc	0.71%	iShares® China Large-Cap ETF	(3,826)	—	3,826	—
(51,698,227)	11/06/17	Societe Generale	0.46%	iShares® China Large-Cap ETF	387,206	—	(387,206)	—
(2,404,507)	11/06/17	UBS AG	1.21%	iShares® China Large-Cap ETF	(712,646)	—	712,646	—
$(95,002,824)					$(3,890,421)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT FTSE CHINA 50 FXP :: 71

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

72 :: FXP ULTRASHORT FTSE CHINA 50 :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 78.8%
Repurchase Agreement (a) — 13.6%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $1,669,278 (Cost $1,669,267)	$1,669,267	$1,669,267
U.S. Treasury Obligations — 65.2%
U.S. Treasury Bills
0.20%, 12/1/2016 (b)	2,000,000	2,000,000
0.17%, 12/8/2016 (b)	2,000,000	1,999,932
0.19%, 12/15/2016 (b)	2,000,000	1,999,852
0.22%, 12/22/2016 (b)	1,000,000	999,871
0.25%, 1/12/2017 (b)	1,000,000	999,708
Total U.S. Treasury Obligations (Cost $7,999,363)		7,999,363
Total Short-Term Investments (Cost $9,668,630)		9,668,630
Total Investments (Cost $9,668,630) (c) — 78.8%		9,668,630
Other assets less liabilities — 21.2%		2,597,068
Net Assets — 100.0%		$12,265,698

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  The rate shown was the current yield as of 11/30/2016.

(c)  Tax basis equals book cost.

Swap Agreements1,5

UltraShort MSCI Japan had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(327,619)	11/06/17	Bank of America NA	(0.09)%	iShares® MSCI Japan ETF	$(7,147)	$—	$—	$(7,147)
(12,294,789)	11/06/17	Credit Suisse International	(0.44)%	iShares® MSCI Japan ETF	(2,665,025)	—	2,665,025	—
(199,505)	11/06/17	Morgan Stanley & Co. International plc	1.46%	iShares® MSCI Japan ETF	(9,172)	—	9,172	—
(9,112,988)	11/06/17	Societe Generale	0.06%	iShares® MSCI Japan ETF	(134,722)	—	48,000	(86,722)
(2,597,768)	11/06/17	UBS AG	0.11%	iShares® MSCI Japan ETF	(589,033)	—	589,033	—
$(24,532,669)					$(3,405,099)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT MSCI JAPAN EWV :: 73

Investments	Principal Amount	Value
Short-Term Investments — 80.9%
Repurchase Agreement (a) — 9.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $139,663 (Cost $139,663)	$139,663	$139,663
U.S. Treasury Obligation — 71.0%
U.S. Treasury Bill
0.24%, 1/5/2017 (Cost $999,772) (b)	1,000,000	999,772
Total Short-Term Investments (Cost $1,139,435)		1,139,435
Total Investments (Cost $1,139,435) (c) — 80.9%		1,139,435
Other assets less liabilities — 19.1%		269,652
Net Assets — 100.0%		$1,409,087

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  The rate shown was the current yield as of 11/30/2016.

(c)  Tax basis equals book cost.

Swap Agreements1,5

UltraShort MSCI Mexico Capped IMI had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(389,991)	11/06/17	Credit Suisse International	0.96%	iShares® MSCI Mexico Capped ETF	$42,483	$—	$—	$42,483
(1,755,684)	12/06/17	Societe Generale	0.46%	iShares® MSCI Mexico Capped ETF	(97,482)	—	97,482	—
(666,142)	11/06/17	UBS AG	0.46%	iShares® MSCI Mexico Capped ETF	43,664	—	—	43,664
$(2,811,817)					$(11,335)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
See accompanying notes to the financial statements.

74 :: SMK ULTRASHORT MSCI MEXICO CAPPED IMI :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 93.0%
Repurchase Agreement (a) — 17.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $5,241,381 (Cost $5,241,343)	$5,241,343	$5,241,343
U.S. Treasury Obligations — 75.7%
U.S. Treasury Bills
0.18%, 12/8/2016 (b)	14,000,000	13,999,524
0.34%, 2/9/2017 (b)	9,000,000	8,992,476
Total U.S. Treasury Obligations (Cost $22,993,521)		22,992,000
Total Short-Term Investments (Cost $28,234,864)		28,233,343
Total Investments (Cost $28,234,864) — 93.0%		28,233,343
Other assets less liabilities — 7.0%		2,111,237
Net Assets — 100.0%		$30,344,580

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,521)
Net unrealized depreciation	$(1,521)
Federal income tax cost of investments	$28,234,864

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	6	03/22/17	$747,094	$1,163

Cash collateral in the amount of $9,570 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

Swap Agreements1

Short 7-10 Year Treasury had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(16,757,706)	11/06/17	Bank of America NA	(0.10)%	ICE U.S. Treasury 7-10 Year Bond Index	$732,217	$(644,475)	$—	$87,742
(13,014,445)	12/06/17	Citibank NA	(0.07)%	ICE U.S. Treasury 7-10 Year Bond Index	492,644	(419,212)	—	73,432
$(29,772,151)					$1,224,861

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: SHORT 7-10 YEAR TREASURY TBX :: 75

Investments	Principal Amount	Value
Short-Term Investments (a) — 91.1%
Repurchase Agreement (b) — 13.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $102,434,724 (Cost $102,433,975)	$102,433,975	$102,433,975
U.S. Treasury Obligations — 77.3%
U.S. Treasury Bills
0.10%, 12/1/2016 (c)	96,500,000	96,500,000
0.20%, 12/8/2016 (c)	81,500,000	81,496,789
0.19%, 12/15/2016 (c)	6,650,000	6,649,509
0.19%, 12/22/2016 (c)	50,000,000	49,994,531
0.31%, 1/5/2017 (c)	84,000,000	83,974,670
0.25%, 1/12/2017 (c)	1,000,000	999,708
0.38%, 1/26/2017 (c)	48,000,000	47,971,552
0.37%, 2/2/2017 (c)	155,000,000	154,887,160
0.28%, 2/9/2017 (c)	50,000,000	49,958,200
Total U.S. Treasury Obligations (Cost $572,459,681)		572,432,119
Total Short-Term Investments (Cost $674,893,656)		674,866,094
Total Investments (Cost $674,893,656) — 91.1%		674,866,094
Other assets less liabilities — 8.9%		66,331,115
Net Assets — 100.0%		$741,197,209

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $7,936,274.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(27,562)
Net unrealized depreciation	$(27,562)
Federal income tax cost of investments	$674,893,656

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	132	03/22/17	$19,969,125	$21,048

Cash collateral in the amount of $638,880 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

76 :: TBF SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short 20+ Year Treasury had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(364,673,050)	12/06/17	Citibank NA	(0.19)%	ICE U.S. Treasury 20+ Year Bond Index	$26,389,278	$(24,992,639)	$(38,083)	$1,358,556
(51,082,239)	03/06/18	Goldman Sachs International	(0.19)%	ICE U.S. Treasury 20+ Year Bond Index	4,241,517	(3,932,565)	—	308,952
(81,449,789)	12/06/17	Morgan Stanley & Co. International plc	(0.24)%	ICE U.S. Treasury 20+ Year Bond Index	7,204,946	(6,447,013)	—	757,933
(228,429,729)	03/06/18	Societe Generale	(0.22)%	ICE U.S. Treasury 20+ Year Bond Index	20,525,704	—	(20,340,000)	185,704
$(725,634,807)					$58,361,445

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: SHORT 20+ YEAR TREASURY TBF :: 77

Investments	Principal Amount	Value
Short-Term Investments (a) — 155.3%
Repurchase Agreement (b) — 25.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $48,249,236 (Cost $48,248,883)	$48,248,883	$48,248,883
U.S. Treasury Obligations — 129.6%
U.S. Treasury Bills
0.28%, 12/1/2016 (c)	30,000,000	30,000,000
0.17%, 12/8/2016 (c)	10,000,000	9,999,668
0.22%, 12/15/2016 (c)	10,000,000	9,999,135
0.26%, 12/22/2016 (c)	21,000,000	20,996,788
0.32%, 1/5/2017 (c)	97,000,000	96,969,796
0.29%, 1/12/2017 (c)	50,000,000	49,983,176
0.36%, 1/26/2017 (c)	5,000,000	4,997,181
0.42%, 2/2/2017 (c)	10,000,000	9,992,689
0.45%, 2/9/2017 (c)	10,000,000	9,991,589
Total U.S. Treasury Obligations (Cost $242,929,588)		242,930,022
Total Short-Term Investments (Cost $291,178,471)		291,178,905
Total Investments (Cost $291,178,471) — 155.3%		291,178,905
Liabilities less other assets — (55.3%)		(103,715,045)
Net Assets — 100.0%		$187,463,860

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $46,276,144.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$434
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$434
Federal income tax cost of investments	$291,178,471

Swap Agreements1,5

Short High Yield had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount[4]
$(109,051,957)	02/20/18	Citibank NA	0.81%	iShares® iBoxx $ High Yield Corporate Bond ETF	$(14,790,146)	$10,190,146	$4,600,000	$—
(31,178,605)	12/07/17	Credit Suisse International	0.91%	iShares® iBoxx $ High Yield Corporate Bond ETF	(8,234,603)	8,234,603	—	—
(47,591,045)	12/07/18	Goldman Sachs International	1.19%	iShares® iBoxx $ High Yield Corporate Bond ETF	(9,637,739)	9,637,739	—	—
$(187,821,607)					$(32,662,488)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

78 :: SJB SHORT HIGH YIELD :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: SHORT HIGH YIELD SJB :: 79

Investments	Principal Amount	Value
Short-Term Investments — 91.5%
Repurchase Agreement (a) — 18.4%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $503,344 (Cost $503,341)	$503,341	$503,341
U.S. Treasury Obligation — 73.1%
U.S. Treasury Bill
0.24%, 1/5/2017 (Cost $1,999,543)(b)	2,000,000	1,999,543
Total Short-Term Investments (Cost $2,502,884)		2,502,884
Total Investments (Cost $2,502,884) (c) — 91.5%		2,502,884
Other assets less liabilities — 8.5%		231,804
Net Assets — 100.0%		$2,734,688

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  The rate shown was the current yield as of 11/30/2016.

(c)  Tax basis equals book cost.

Swap Agreements1

UltraShort 3-7 Year Treasury had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,251,053)	11/06/17	Bank of America NA	(0.10)%	ICE U.S. Treasury 3-7 Year Bond Index	$48,460	$—	$—	$48,460
(3,212,751)	12/06/17	Citibank NA	(0.14)%	ICE U.S. Treasury 3-7 Year Bond Index	64,863	—	—	64,863
$(5,463,804)					$113,323

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

80 :: TBZ ULTRASHORT 3-7 YEAR TREASURY :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 91.5%
Repurchase Agreement (b) — 16.6%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $24,567,476 (Cost $24,567,297)	$24,567,297	$24,567,297
U.S. Treasury Obligations — 74.9%
U.S. Treasury Bills
0.22%, 12/1/2016 (c)	59,000,000	59,000,000
0.30%, 12/22/2016 (c)	50,000,000	49,991,279
0.25%, 1/5/2017 (c)	1,000,000	999,756
0.46%, 2/9/2017 (c)	1,000,000	999,164
Total U.S. Treasury Obligations (Cost $110,990,139)		110,990,199
Total Short-Term Investments (Cost $135,557,436)		135,557,496
Total Investments (Cost $135,557,436) — 91.5%		135,557,496
Other assets less liabilities — 8.5%		12,572,963
Net Assets — 100.0%		$148,130,459

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $2,631,552.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$60
Federal income tax cost of investments	$135,557,436

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	35	03/22/17	$4,358,047	$5,808

Cash collateral in the amount of $55,825 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

Swap Agreements1

UltraShort 7-10 Year Treasury had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(63,058,168)	12/06/17	Citibank NA	(0.07)%	ICE U.S. Treasury 7-10 Year Bond Index	$1,903,755	$(1,855,741)	$(5,997)	$42,017
(229,616,034)	03/06/18	Societe Generale	(0.22)%	ICE U.S. Treasury 7-10 Year Bond Index	10,085,246	—	(10,085,246)	—
$(292,674,202)					$11,989,001

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT 7-10 YEAR TREASURY PST :: 81

Investments	Principal Amount	Value
Short-Term Investments (a) — 85.3%
Repurchase Agreement (b) — 15.5%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $343,576,964 (Cost $343,574,451)	$343,574,451	$343,574,451
U.S. Treasury Obligations — 69.8%
U.S. Treasury Bills
0.28%, 12/8/2016 (c)	150,000,000	149,991,760
0.26%, 12/15/2016 (c)	230,000,000	229,976,744
0.19%, 12/22/2016 (c)	100,000,000	99,988,858
0.32%, 1/5/2017 (c)	112,000,000	111,964,903
0.32%, 1/12/2017 (c)	197,000,000	196,926,348
0.37%, 1/19/2017 (c)	100,000,000	99,950,251
0.17%, 1/26/2017 (c)	250,000,000	249,933,500
0.36%, 2/2/2017 (c)	240,000,000	239,825,281
0.45%, 2/9/2017 (c)	116,000,000	115,903,024
0.48%, 2/23/2017 (c)	25,000,000	24,973,600
0.50%, 3/2/2017 (c)	25,000,000	24,969,776
Total U.S. Treasury Obligations (Cost $1,544,421,815)		1,544,404,045
Total Short-Term Investments (Cost $1,887,996,266)		1,887,978,496
Total Investments (Cost $1,887,996,266) — 85.3%		1,887,978,496
Other assets less liabilities — 14.7%		326,295,147
Net Assets — 100.0%		$2,214,273,643

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $48,224,110.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,710
Aggregate gross unrealized depreciation	(25,480)
Net unrealized depreciation	$(17,770)
Federal income tax cost of investments	$1,887,996,266

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	330	03/22/17	$49,922,813	$144,256

Cash collateral in the amount of $1,597,200 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

82 :: TBT ULTRASHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraShort 20+ Year Treasury had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(295,379,290)	11/06/17	Bank of America NA	(0.22)%	ICE U.S. Treasury 20+ Year Bond Index	$26,120,488	$(23,516,190)	$—	$2,604,298
(999,299,472)	12/06/17	Citibank NA	(0.19)%	ICE U.S. Treasury 20+ Year Bond Index	80,709,854	(72,275,673)	(116,862)	8,317,319
(1,286,783,339)	03/06/18	Goldman Sachs International	(0.19)%	ICE U.S. Treasury 20+ Year Bond Index	99,826,864	(91,339,345)	—	8,487,519
(559,034,775)	12/06/17	Morgan Stanley & Co. International plc	(0.24)%	ICE U.S. Treasury 20+ Year Bond Index	49,451,513	(44,249,086)	—	5,202,427
(1,250,210,038)	03/06/18	Societe Generale	(0.22)%	ICE U.S. Treasury 20+ Year Bond Index	96,744,244	—	(96,220,000)	524,244
$(4,390,706,914)					$352,852,963

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRASHORT 20+ YEAR TREASURY TBT :: 83

Investments	Principal Amount	Value
Short-Term Investment — 82.1%
Repurchase Agreement (a) — 82.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $1,042,483 (Cost $1,042,476)	$1,042,476	$1,042,476
Total Investments (Cost $1,042,476) (b) — 82.1%		1,042,476
Other assets less liabilities — 17.9%		227,182
Net Assets — 100.0%		$1,269,658

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  Tax basis equals book cost.

Swap Agreements1

UltraShort TIPS had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(299,470)	12/06/17	Citibank NA	(0.44)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$36,925	$—	$—	$36,925
(2,244,263)	03/06/18	Goldman Sachs International	(0.49)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(96,170)	—	96,170	—
$(2,543,733)					$(59,245)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

84 :: TPS ULTRASHORT TIPS :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investment — 82.1%
Repurchase Agreement (a) — 82.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $78,521,419 (Cost $78,520,844)	$78,520,844	$78,520,844
Total Investments (Cost $78,520,844) (b) — 82.1%		78,520,844
Other assets less liabilities — 17.9%		17,129,058
Net Assets — 100.0%		$95,649,902

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	8	03/22/17	$1,210,250	$3,423

Cash collateral in the amount of $38,720 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

Swap Agreements1

UltraPro Short 20+ Year Treasury had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(23,009,730)	11/06/17	Bank of America NA	(0.22)%	ICE U.S. Treasury 20+ Year Bond Index	$2,034,758	$(1,896,443)	$—	$138,315
(110,510,044)	12/06/17	Citibank NA	(0.19)%	ICE U.S. Treasury 20+ Year Bond Index	619,506	—	—	619,506
(52,084,996)	03/06/18	Goldman Sachs International	(0.19)%	ICE U.S. Treasury 20+ Year Bond Index	2,173,853	(1,843,435)	—	330,418
(88,650,415)	12/06/17	Morgan Stanley & Co. International plc	(0.24)%	ICE U.S. Treasury 20+ Year Bond Index	7,841,904	—	(7,019,107)	822,797
(11,817,987)	03/06/18	Societe Generale	(0.22)%	ICE U.S. Treasury 20+ Year Bond Index	506,264	—	(506,264)	—
$(286,073,172)					$13,176,285

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRAPRO SHORT 20+ YEAR TREASURY TTT :: 85

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 59.6%
3M Co. (Industrial Conglomerates)	0.3%	30,496	$5,237,383
AbbVie, Inc. (Biotechnology)	0.3%	82,170	4,995,936
Alphabet, Inc., Class A* (Internet Software & Services)	0.7%	14,877	11,542,767
Alphabet, Inc., Class C* (Internet Software & Services)	0.7%	14,910	11,302,376
Altria Group, Inc. (Tobacco)	0.4%	98,585	6,302,539
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	0.9%	19,854	14,901,817
Amgen, Inc. (Biotechnology)	0.3%	37,760	5,440,083
Apple, Inc. (Technology Hardware, Storage & Peripherals)	1.9%	271,882	30,048,400
AT&T, Inc. (Diversified Telecommunication Services)	0.8%	310,408	11,991,061
Bank of America Corp. (Banks)	0.7%	514,898	10,874,646
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	0.9%	95,799	15,082,595
Boeing Co. (The) (Aerospace & Defense)	0.3%	29,273	4,407,343
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.3%	84,306	4,758,231
Celgene Corp.* (Biotechnology)	0.3%	39,110	4,634,926
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.7%	95,187	10,619,062
Cisco Systems, Inc. (Communications Equipment)	0.5%	253,782	7,567,779
Citigroup, Inc. (Banks)	0.5%	146,595	8,266,492
Coca-Cola Co. (The) (Beverages)	0.5%	195,994	7,908,358
Comcast Corp., Class A (Media)	0.5%	121,216	8,425,724
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.1%	209,225	18,265,343
Facebook, Inc., Class A* (Internet Software & Services)	0.9%	117,208	13,879,771
General Electric Co. (Industrial Conglomerates)	0.9%	452,152	13,908,196
Gilead Sciences, Inc. (Biotechnology)	0.3%	66,585	4,907,315
Home Depot, Inc. (The) (Specialty Retail)	0.5%	62,343	8,067,184
Honeywell International, Inc. (Industrial Conglomerates)	0.3%	38,391	4,374,271
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.5%	238,710	$8,283,237
International Business Machines Corp. (IT Services)	0.4%	43,888	7,119,511
Johnson & Johnson (Pharmaceuticals)	1.0%	138,043	15,364,186
JPMorgan Chase & Co. (Banks)	0.9%	182,248	14,610,822
Mastercard, Inc., Class A (IT Services)	0.3%	48,384	4,944,845
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.3%	43,058	5,135,528
Medtronic plc (Health Care Equipment & Supplies)	0.3%	69,728	5,090,841
Merck & Co., Inc. (Pharmaceuticals)	0.5%	139,523	8,537,412
Microsoft Corp. (Software)	1.5%	393,183	23,693,208
Oracle Corp. (Software)	0.4%	151,853	6,102,972
PepsiCo, Inc. (Beverages)	0.5%	72,615	7,268,761
Pfizer, Inc. (Pharmaceuticals)	0.6%	306,051	9,836,479
Philip Morris International, Inc. (Tobacco)	0.4%	78,274	6,910,029
Procter & Gamble Co. (The) (Household Products)	0.7%	134,656	11,103,734
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	74,355	5,065,806
Schlumberger Ltd. (Energy Equipment & Services)	0.4%	70,170	5,897,789
Starbucks Corp. (Hotels, Restaurants & Leisure)	0.3%	73,999	4,289,722
Union Pacific Corp. (Road & Rail)	0.3%	42,026	4,258,495
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.5%	48,054	7,607,909
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.6%	205,676	10,263,232
Visa, Inc., Class A (IT Services)	0.5%	95,183	7,359,550
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.3%	76,477	5,386,275
Walt Disney Co. (The) (Media)	0.5%	74,602	7,394,550
Wells Fargo & Co. (Banks)	0.8%	229,122	12,125,136
Other Common Stocks	31.3%	8,512,792	506,434,124
Total Common Stocks (Cost $1,002,510,186)			957,793,751

See accompanying notes to the financial statements.

86 :: SSO ULTRA S&P500® :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Principal Amount	Value
Short-Term Investments (a) — 28.8%
Repurchase Agreement (b) — 7.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $114,012,456 (Cost $114,011,622)	$114,011,622	$114,011,622
U.S. Treasury Obligations, — 21.7%
U.S. Treasury Bills
0.27%, due 12/22/2016 (c)	100,000,000	99,984,250
0.30%, due 1/5/2017 (c)	100,000,000	99,970,833
0.32%, due 1/19/2017 (c)	150,000,000	149,934,463
Total U.S. Treasury Obligations (Cost $349,889,546)		349,889,546
Total Short-Term Investments (Cost $463,901,168)		463,901,168
Total Investments (Cost $1,466,411,354) — 88.4%		1,421,694,919
Other assets less liabilities — 11.6%		187,301,693
Net Assets — 100.0%		$1,608,996,612

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $351,264,182.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,977,527
Aggregate gross unrealized depreciation	(85,455,983)
Net unrealized depreciation	$(50,478,456)
Federal income tax cost of investments	$1,472,173,375

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	898	12/16/16	$98,690,200	$1,863,177

Cash collateral in the amount of $4,692,050 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA S&P500® SSO :: 87

Swap Agreements1

Ultra S&P500® had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$488,889,408	11/06/17	Bank of America NA	0.64%	S&P 500®	$25,414,114	$(25,414,114)	$—	$—
297,391,392	01/08/18	Citibank NA	0.61%	S&P 500®	10,486,253	(10,467,668)	(18,585)	—
47,619,444	11/06/17	Credit Suisse International	0.84%	S&P 500®	2,193,148	—	(2,193,148)	—
117,077,443	11/06/17	Goldman Sachs International	1.01%	S&P 500®	18,173,407
672,654,689	11/06/18	Goldman Sachs International	0.76%	SPDR® S&P 500® ETF Trust	21,072,055
789,732,132					39,245,462	(39,245,462)	—	—
47,104,109	11/06/17	Morgan Stanley & Co. International plc	0.74%	S&P 500®	42,525,141	(42,525,141)	—	—
249,830,518	01/08/18	Societe Generale	0.59%	S&P 500®	22,000,339	—	(22,000,339)	—
240,905,965	11/06/17	UBS AG	0.64%	S&P 500®	14,417,729	—	(14,417,729)	—
$2,161,472,968					$156,282,186

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2016:

Aerospace & Defense	1.4%
Air Freight & Logistics	0.5%
Airlines	0.4%
Auto Components	0.1%
Automobiles	0.3%
Banks	3.9%
Beverages	1.2%
Biotechnology	1.7%
Building Products	0.1%
Capital Markets	1.7%
Chemicals	1.3%
Commercial Services & Supplies	0.3%
Communications Equipment	0.6%
Construction & Engineering	0.1%
Construction Materials	0.1%

See accompanying notes to the financial statements.

88 :: SSO ULTRA S&P500® :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Consumer Finance	0.5%
Containers & Packaging	0.2%
Distributors	0.1%
Diversified Consumer Services	0.0%*
Diversified Financial Services	1.0%
Diversified Telecommunication Services	1.5%
Electric Utilities	1.1%
Electrical Equipment	0.3%
Electronic Equipment, Instruments & Components	0.2%
Energy Equipment & Services	0.7%
Equity Real Estate Investment Trusts (REITs)	1.6%
Food & Staples Retailing	1.2%
Food Products	0.9%
Health Care Equipment & Supplies	1.5%
Health Care Providers & Services	1.6%
Health Care Technology	0.0%*
Hotels, Restaurants & Leisure	1.0%
Household Durables	0.3%
Household Products	1.1%
Independent Power and Renewable Electricity Producers	0.0%*
Industrial Conglomerates	1.5%
Insurance	1.7%
Internet & Direct Marketing Retail	1.4%
Internet Software & Services	2.5%
IT Services	2.2%
Leisure Products	0.1%
Life Sciences Tools & Services	0.4%
Machinery	0.9%
Media	1.8%
Metals & Mining	0.2%
Multiline Retail	0.4%
Multi-Utilities	0.6%
Oil, Gas & Consumable Fuels	3.8%
Personal Products	0.1%
Pharmaceuticals	3.0%
Professional Services	0.2%
Real Estate Management & Development	0.0%*
Road & Rail	0.5%
Semiconductors & Semiconductor Equipment	2.0%
Software	2.6%
Specialty Retail	1.5%
Technology Hardware, Storage & Peripherals	2.2%
Textiles, Apparel & Luxury Goods	0.4%
Tobacco	1.0%
Trading Companies & Distributors	0.1%
Water Utilities	0.0%*
Other[1]	40.4%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA S&P500® SSO :: 89

Investments	Shares	Value
Common Stocks (a) — 81.0%
Airlines — 0.4%
American Airlines Group, Inc.	67,483	$3,133,910
Automobiles — 0.4%
Tesla Motors, Inc.*	19,005	3,599,547
Beverages — 0.4%
Monster Beverage Corp.*	72,724	3,254,399
Biotechnology — 7.2%
Alexion Pharmaceuticals, Inc.*	28,557	3,500,803
Amgen, Inc.	95,302	13,730,159
Biogen, Inc.*	27,904	8,205,729
BioMarin Pharmaceutical, Inc.*	21,786	1,865,535
Celgene Corp.*	98,709	11,698,004
Gilead Sciences, Inc.	168,055	12,385,653
Incyte Corp.*	23,942	2,449,027
Regeneron Pharmaceuticals, Inc.*	13,166	4,993,074
Shire plc, ADR	11,287	1,970,710
Vertex Pharmaceuticals, Inc.*	31,554	2,575,122
		63,373,816
Commercial Services & Supplies — 0.1%
Stericycle, Inc.*	10,830	790,265
Communications Equipment — 2.2%
Cisco Systems, Inc.	640,521	19,100,336
Diversified Telecommunication Services — 0.2%
SBA Communications Corp., Class A*	15,869	1,570,396
Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	55,786	8,374,036
Walgreens Boots Alliance, Inc.	137,830	11,678,336
Whole Foods Market, Inc.	40,599	1,233,804
		21,286,176
Food Products — 2.4%
Kraft Heinz Co. (The)	155,065	12,661,057
Mondelez International, Inc., Class A	198,093	8,169,356
		20,830,413
Health Care Equipment & Supplies — 0.6%
DENTSPLY SIRONA, Inc.	29,674	1,726,433
Intuitive Surgical, Inc.*	4,902	3,155,614
		4,882,047
Health Care Providers & Services — 0.9%
Express Scripts Holding Co.*	80,257	6,089,901
Investments	Shares	Value
Common Stocks (a) (continued)
Henry Schein, Inc.*	10,417	$1,551,716
		7,641,617
Health Care Technology — 0.2%
Cerner Corp.*	43,006	2,140,839
Hotels, Restaurants & Leisure — 1.8%
Marriott International, Inc., Class A	49,733	3,917,965
Norwegian Cruise Line Holdings Ltd.*	28,922	1,151,385
Starbucks Corp.	186,768	10,826,941
		15,896,291
Internet & Direct Marketing Retail — 8.1%
Amazon.com, Inc.*	60,372	45,313,412
Ctrip.com International Ltd., ADR*	53,423	2,416,322
Expedia, Inc.	17,457	2,165,541
JD.com, Inc., ADR*	116,630	3,133,848
Liberty Interactive Corp. QVC Group, Class A*	56,879	1,177,964
Liberty Ventures, Series A*	10,324	402,843
Netflix, Inc.*	54,597	6,387,849
Priceline Group, Inc. (The)*	6,294	9,464,162
TripAdvisor, Inc.*	16,919	816,849
		71,278,790
Internet Software & Services — 13.2%
Akamai Technologies, Inc.*	22,251	1,484,142
Alphabet, Inc., Class A*	37,548	29,132,742
Alphabet, Inc., Class C*	43,757	33,169,556
Baidu, Inc., ADR*	34,896	5,825,887
eBay, Inc.*	143,778	3,998,466
Facebook, Inc., Class A*	295,823	35,031,360
NetEase, Inc., ADR	9,724	2,179,149
Yahoo!, Inc.*	121,207	4,971,911
		115,793,213
IT Services — 2.4%
Automatic Data Processing, Inc.	58,093	5,578,090
Cognizant Technology Solutions Corp., Class A*	77,293	4,257,298
Fiserv, Inc.*	27,993	2,928,628
Paychex, Inc.	45,913	2,706,571
PayPal Holdings, Inc.*	153,698	6,037,258
		21,507,845
Leisure Products — 0.2%
Mattel, Inc.	43,377	1,369,412
Life Sciences Tools & Services — 0.3%
Illumina, Inc.*	18,669	2,485,591

See accompanying notes to the financial statements.

90 :: QLD ULTRA QQQ® :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Machinery — 0.3%
PACCAR, Inc.	44,639	$2,774,314
Media — 5.5%
Charter Communications, Inc., Class A*	34,502	9,498,746
Comcast Corp., Class A	305,937	21,265,681
Discovery Communications, Inc., Class A*	19,216	520,561
Discovery Communications, Inc., Class C*	30,377	803,168
DISH Network Corp., Class A*	28,835	1,656,571
Liberty Global plc, Series C*	82,109	2,500,219
Liberty Global plc, Class A*	33,667	1,054,450
Sirius XM Holdings, Inc.	621,186	2,838,820
Twenty-First Century Fox, Inc., Class A	135,499	3,808,877
Twenty-First Century Fox, Inc., Class B	101,690	2,853,421
Viacom, Inc., Class B	44,218	1,657,291
		48,457,805
Multiline Retail — 0.3%
Dollar Tree, Inc.*	30,011	2,645,770
Pharmaceuticals — 0.3%
Mylan NV*	68,119	2,493,837
Professional Services — 0.2%
Verisk Analytics, Inc.*	21,518	1,787,715
Road & Rail — 0.5%
CSX Corp.	120,469	4,313,995
Semiconductors & Semiconductor Equipment — 9.3%
Analog Devices, Inc.	39,156	2,906,941
Applied Materials, Inc.	137,649	4,432,298
Broadcom Ltd.	50,368	8,587,240
Intel Corp.	602,480	20,906,056
Lam Research Corp.	20,409	2,163,762
Maxim Integrated Products, Inc.	36,104	1,417,804
Microchip Technology, Inc.	27,416	1,814,391
Micron Technology, Inc.*	132,236	2,582,569
NVIDIA Corp.	68,131	6,281,678
NXP Semiconductors NV*	43,198	4,283,082
QUALCOMM, Inc.	187,665	12,785,617
Skyworks Solutions, Inc.	23,877	1,834,948
Texas Instruments, Inc.	127,756	9,445,001
Xilinx, Inc.	32,280	1,742,474
		81,183,861
Investments	Shares	Value
Common Stocks (a) (continued)
Software — 9.8%
Activision Blizzard, Inc.	94,424	$3,456,863
Adobe Systems, Inc.*	63,456	6,523,911
Autodesk, Inc.*	28,257	2,051,741
CA, Inc.	53,352	1,705,130
Check Point Software Technologies Ltd.*	21,837	1,797,840
Citrix Systems, Inc.*	19,831	1,719,943
Electronic Arts, Inc.*	38,302	3,035,050
Intuit, Inc.	32,585	3,704,263
Microsoft Corp.	992,356	59,799,372
Symantec Corp.	78,394	1,912,030
		85,706,143
Specialty Retail — 1.2%
Bed Bath & Beyond, Inc.	19,670	881,413
O'Reilly Automotive, Inc.*	12,089	3,318,430
Ross Stores, Inc.	50,877	3,438,776
Tractor Supply Co.	17,022	1,277,842
Ulta Salon Cosmetics & Fragrance, Inc.*	7,943	2,061,209
		10,977,670
Technology Hardware, Storage & Peripherals — 9.2%
Apple, Inc.	686,204	75,839,267
NetApp, Inc.	35,435	1,295,504
Seagate Technology plc	38,175	1,530,817
Western Digital Corp.	36,200	2,304,492
		80,970,080
Trading Companies & Distributors — 0.2%
Fastenal Co.	36,799	1,744,273
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.*	104,774	5,679,798
Vodafone Group plc, ADR	50,943	1,245,047
		6,924,845
Total Common Stocks (Cost $702,578,767)		709,915,211
	Principal Amount
Short-Term Investments (a) — 14.6%
Repurchase Agreement (b) — 3.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $32,972,018 (Cost $32,971,777)	$32,971,777	32,971,777

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA QQQ® QLD :: 91

Investments	Principal Amount	Value
U.S. Treasury Obligations — 10.8%
U.S. Treasury Bills
0.27%, 12/22/2016 (c)	$20,000,000	$19,996,850
0.38%, 2/2/2017 (c)	75,000,000	74,945,175
Total U.S. Treasury Obligations (Cost $94,946,778)		94,942,025
Total Short-Term Investments (Cost $127,918,555)		127,913,802
Total Investments (Cost $830,497,322) — 95.6%		837,829,013
Other assets less liabilities — 4.4%		38,984,266
Net Assets — 100.0%		$876,813,279

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $82,164,758.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

ADR  American Depositary Receipt

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,071,479
Aggregate gross unrealized depreciation	(45,861,988)
Net unrealized appreciation	$6,209,491
Federal income tax cost of investments	$831,619,522

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	653	12/16/16	$62,857,780	$706,558

Cash collateral in the amount of $2,873,200 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

92 :: QLD ULTRA QQQ® :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra QQQ® had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$263,848,343	11/06/17	Bank of America NA	0.74%	NASDAQ-100 Index®	$4,400,491	$(4,400,491)	$—	$—
168,485,875	11/06/17	Citibank NA	0.71%	NASDAQ-100 Index®	3,201,049	(3,180,066)	(20,983)	—
39,797,289	11/06/18	Credit Suisse International	0.94%	NASDAQ-100 Index®	335,311	—	(335,311)	—
29,463,293	11/06/17	Goldman Sachs International	1.01%	NASDAQ-100 Index®	10,587,008
75,774,075	11/06/17	Goldman Sachs International	0.76%	PowerShares QQQ TrustSM, Series 1	13,707,346
105,237,368					24,294,354	(24,294,354)	—	—
16,979,433	11/06/17	Morgan Stanley & Co. International plc	0.94%	NASDAQ-100 Index®	(956,603)
163,757,632	11/06/17	Morgan Stanley & Co. International plc	0.94%	PowerShares QQQ TrustSM, Series 1	8,853,704
180,737,065					7,897,101	(7,897,101)	—	—
106,753,286	11/06/17	Societe Generale	0.79%	NASDAQ-100 Index®	418,203	—	(418,203)	—
115,986,858	11/06/18	UBS AG	0.84%	NASDAQ-100 Index®	961,852	—	(961,852)	—
$980,846,084					$41,508,361

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA QQQ® QLD :: 93

Investments	Shares	Value
Common Stocks (a) — 80.1%
Aerospace & Defense — 7.4%
Boeing Co. (The)	73,027	$10,994,945
United Technologies Corp.	73,027	7,866,469
		18,861,414
Banks — 2.3%
JPMorgan Chase & Co.	73,027	5,854,575
Beverages — 1.2%
Coca-Cola Co. (The)	73,027	2,946,639
Capital Markets — 6.3%
Goldman Sachs Group, Inc. (The)	73,027	16,014,091
Chemicals — 2.1%
EI du Pont de Nemours & Co.	73,027	5,375,517
Communications Equipment — 0.9%
Cisco Systems, Inc.	73,027	2,177,665
Consumer Finance — 2.1%
American Express Co.	73,027	5,260,865
Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	73,027	3,644,047
Food & Staples Retailing — 2.0%
Wal-Mart Stores, Inc.	73,027	5,143,292
Health Care Providers & Services — 4.5%
UnitedHealth Group, Inc.	73,027	11,561,635
Hotels, Restaurants & Leisure — 3.4%
McDonald's Corp.	73,027	8,709,930
Household Products — 2.4%
Procter & Gamble Co. (The)	73,027	6,021,806
Industrial Conglomerates — 5.8%
3M Co.	73,027	12,541,657
General Electric Co.	73,027	2,246,311
		14,787,968
Insurance — 3.3%
Travelers Cos., Inc. (The)	73,027	8,277,610
Investments	Shares	Value
Common Stocks (a) (continued)
IT Services — 6.9%
International Business Machines Corp.	73,027	$11,846,440
Visa, Inc., Class A	73,027	5,646,448
		17,492,888
Machinery — 2.7%
Caterpillar, Inc.	73,027	6,978,460
Media — 2.8%
Walt Disney Co. (The)	73,027	7,238,436
Oil, Gas & Consumable Fuels — 5.7%
Chevron Corp.	73,027	8,146,892
Exxon Mobil Corp.	73,027	6,375,257
		14,522,149
Pharmaceuticals — 5.9%
Johnson & Johnson	73,027	8,127,905
Merck & Co., Inc.	73,027	4,468,522
Pfizer, Inc.	73,027	2,347,088
		14,943,515
Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	73,027	2,534,037
Software — 1.7%
Microsoft Corp.	73,027	4,400,607
Specialty Retail — 3.7%
Home Depot, Inc. (The)	73,027	9,449,694
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	73,027	8,070,944
Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	73,027	3,656,462
Total Common Stocks (Cost $198,918,548)		203,924,246
	Principal Amount
Short-Term Investments (a) — 9.8%
Repurchase Agreement (b) — 1.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $4,817,858 (Cost $4,817,824)	$4,817,824	4,817,824

See accompanying notes to the financial statements.

94 :: DDM ULTRA DOW30SM :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
U.S. Treasury Obligation — 7.9%
U.S. Treasury Bill
0.27%, 12/22/2016 (Cost $19,996,850) (c)	$20,000,000	$19,996,850
Total Short-Term Investments (Cost $24,814,674)		24,814,674
Total Investments (Cost $223,733,222) — 89.9%		228,738,920
Other assets less liabilities — 10.1%		25,656,031
Net Assets — 100.0%		$254,394,951

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $22,321,535.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,260,046
Aggregate gross unrealized depreciation	(6,327,289)
Net unrealized appreciation	$3,932,757
Federal income tax cost of investments	$224,806,163

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	262	12/16/16	$25,056,370	$731,457

Cash collateral in the amount of $1,109,570 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

Swap Agreements1

Ultra Dow30SM had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$81,747,790	11/06/18	Bank of America NA	0.79%	Dow Jones Industrial AverageSM	$4,120,049	$(4,120,049)	$—	$—
45,333,040	11/06/17	Citibank NA	0.66%	Dow Jones Industrial AverageSM	2,533,711	(2,484,016)	(7,077)	42,618
27,095,627	11/06/17	Credit Suisse International	0.99%	Dow Jones Industrial AverageSM	1,736,507	—	(1,660,219)	76,288
28,366,421	11/06/17	Goldman Sachs International	0.96%	Dow Jones Industrial AverageSM SPDR® Dow	3,154,295	(3,025,609)	—	128,686
63,062,494	11/06/17	Morgan Stanley & Co. International plc	0.89%	Jones Industrial AverageSM ETF Trust	2,972,984	—	—	2,972,984
14,735,812	11/06/17	Societe Generale	0.75%	Dow Jones Industrial AverageSM	1,265,365	—	(1,220,000)	45,365
19,469,482	11/06/18	UBS AG.	0.69%	Dow Jones Industrial AverageSM	933,311	—	(880,000)	53,311
$279,810,666					$16,716,222

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA DOW30SM DDM :: 95

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

96 :: DDM ULTRA DOW30SM :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 80.6%
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	0.3%	47,819	$426,067
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	5,077	556,388
Align Technology, Inc.* (Health Care Equipment & Supplies)	0.4%	4,900	455,945
Alleghany Corp.* (Insurance)	0.4%	1,005	570,790
ANSYS, Inc.* (Software)	0.4%	5,679	533,996
AO Smith Corp. (Building Products)	0.4%	9,655	469,523
Ashland Global Holdings, Inc. (Chemicals)	0.4%	4,044	455,759
Atmos Energy Corp. (Gas Utilities)	0.4%	6,762	480,913
Broadridge Financial Solutions, Inc. (IT Services)	0.4%	7,702	498,627
Cadence Design Systems, Inc.* (Software)	0.4%	19,036	500,266
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	0.3%	5,692	448,017
Carlisle Cos., Inc. (Industrial Conglomerates)	0.4%	4,208	472,011
CDK Global, Inc. (Software)	0.4%	9,777	564,133
Computer Sciences Corp. (IT Services)	0.4%	9,144	554,401
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	0.4%	3,142	527,982
Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.5%	22,840	580,821
East West Bancorp, Inc. (Banks)	0.3%	9,384	449,306
Everest Re Group Ltd. (Insurance)	0.4%	2,728	574,380
FactSet Research Systems, Inc. (Capital Markets)	0.3%	2,647	423,970
Gartner, Inc.* (IT Services)	0.4%	5,380	553,172
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	0.4%	3,047	544,682
IDEX Corp. (Machinery)	0.4%	4,957	464,025
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	0.5%	5,831	686,017
Ingredion, Inc. (Food Products)	0.4%	4,700	551,686
Jack Henry & Associates, Inc. (IT Services)	0.3%	5,114	442,054
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
JetBlue Airways Corp.* (Airlines)	0.3%	21,074	$423,377
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.3%	6,002	434,185
Leidos Holdings, Inc. (IT Services)	0.4%	9,256	473,907
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	4,919	450,728
MSCI, Inc. (Capital Markets)	0.4%	6,162	485,566
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	0.4%	31,717	506,838
Packaging Corp. of America (Containers & Packaging)	0.4%	6,136	520,087
Raymond James Financial, Inc. (Capital Markets)	0.5%	8,211	590,699
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	0.4%	6,804	454,779
Reinsurance Group of America, Inc. (Insurance)	0.4%	4,172	509,193
ResMed, Inc. (Health Care Equipment & Supplies)	0.4%	9,162	563,280
RPM International, Inc. (Chemicals)	0.4%	8,669	458,677
SEI Investments Co. (Capital Markets)	0.3%	8,824	416,316
Signature Bank* (Banks)	0.4%	3,496	524,085
Steel Dynamics, Inc. (Metals & Mining)	0.4%	15,873	563,174
SVB Financial Group* (Banks)	0.4%	3,389	535,564
Synopsys, Inc.* (Software)	0.5%	9,855	596,030
Teleflex, Inc. (Health Care Equipment & Supplies)	0.3%	2,868	424,263
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	0.4%	16,226	457,411
UGI Corp. (Gas Utilities)	0.4%	11,281	505,389
Valspar Corp. (The) (Chemicals)	0.4%	4,749	484,825
Wabtec Corp. (Machinery)	0.4%	5,868	496,843
Westar Energy, Inc. (Electric Utilities)	0.4%	9,229	525,684
WhiteWave Foods Co. (The)* (Food Products)	0.5%	11,539	635,683
Other Common Stocks	61.4%	2,184,527	79,271,226
Total Common Stocks (Cost $106,689,213)			104,092,740

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA MIDCAP400 MVV :: 97

	Principal Amount	Value
Short-Term Investment (a) — 6.7%
Repurchase Agreement (b) — 6.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $8,647,741 (Cost $8,647,678)	$8,647,678	$8,647,678
Total Investments (Cost $115,336,891) — 87.3%		112,740,418
Other assets less liabilities — 12.7%		16,408,735
Net Assets — 100.0%		$129,149,153

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $17,481,589.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,376,178
Aggregate gross unrealized depreciation	(10,401,604)
Net unrealized depreciation	$(3,025,426)
Federal income tax cost of investments	$115,765,844

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	40	12/16/16	$6,503,600	$209,235

Cash collateral in the amount of $294,800 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

Swap Agreements1

Ultra MidCap400 had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$27,113,779	11/06/18	Bank of America NA	0.54%	S&P MidCap 400®	$2,040,075	$(2,040,075)	$—	$—
22,167,199	11/06/17	Citibank NA	0.66%	S&P MidCap 400®	2,733,390	(2,732,231)	(1,159)	—
15,664,957	11/06/17	Credit Suisse International	0.84%	S&P MidCap 400®	746,250	—	(620,000)	126,250
11,587,170	01/08/18	Goldman Sachs International	0.91%	S&P MidCap 400®	3,698,599
27,944,788	11/06/17	Goldman Sachs International	0.66%	SPDR® S&P MidCap 400® ETF Trust	2,782,000
39,531,958					6,480,599	(6,480,599)	—	—
21,293,519	11/06/17	Morgan Stanley & Co. International plc	0.74%	S&P MidCap 400®	1,442,931	(1,442,931)	—	—
11,883,598	11/06/17	Societe Generale	0.84%	S&P MidCap 400®	1,457,855	—	(1,457,855)	—
10,041,692	11/06/18	UBS AG	0.84%	S&P MidCap 400®	665,491	—	(603,000)	62,491
$147,696,702					$15,566,591
See accompanying notes to the financial statements.

98 :: MVV ULTRA MIDCAP400 :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2016:

Aerospace & Defense	1.7%
Airlines	0.3%
Auto Components	0.4%
Automobiles	0.2%
Banks	5.4%
Beverages	0.1%
Biotechnology	0.3%
Building Products	0.7%
Capital Markets	2.9%
Chemicals	2.3%
Commercial Services & Supplies	1.0%
Communications Equipment	1.2%
Construction & Engineering	1.0%
Construction Materials	0.2%
Consumer Finance	0.2%
Containers & Packaging	1.3%
Distributors	0.2%
Diversified Consumer Services	0.6%
Electric Utilities	1.5%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	3.5%
Energy Equipment & Services	1.3%
Equity Real Estate Investment Trusts (REITs)	8.4%
Food & Staples Retailing	0.5%
Food Products	2.4%
Gas Utilities	1.7%
Health Care Equipment & Supplies	3.0%
Health Care Providers & Services	1.6%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	2.1%
Household Durables	1.2%
Household Products	0.1%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	0.4%
Insurance	4.1%
Internet & Direct Marketing Retail	0.1%
Internet Software & Services	0.3%
IT Services	3.2%
Leisure Products	0.6%
Life Sciences Tools & Services	0.7%
Machinery	4.1%
Marine	0.2%
Media	1.1%
Metals & Mining	1.8%
Multiline Retail	0.3%
Multi-Utilities	0.8%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA MIDCAP400 MVV :: 99

Oil, Gas & Consumable Fuels	2.0%
Paper & Forest Products	0.3%
Personal Products	0.4%
Pharmaceuticals	0.4%
Professional Services	0.5%
Real Estate Management & Development	0.3%
Road & Rail	0.9%
Semiconductors & Semiconductor Equipment	2.2%
Software	3.5%
Specialty Retail	1.8%
Technology Hardware, Storage & Peripherals	0.4%
Textiles, Apparel & Luxury Goods	0.6%
Thrifts & Mortgage Finance	0.5%
Trading Companies & Distributors	0.6%
Water Utilities	0.3%
Wireless Telecommunication Services	0.1%
Other[1]	19.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

100 :: MVV ULTRA MIDCAP400 :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 83.9%
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	0.3%	69,239	$616,919
Aspen Technology, Inc.* (Software)	0.2%	7,611	402,089
Bank of the Ozarks, Inc. (Banks)	0.2%	8,165	396,166
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	5,934	338,416
Chemical Financial Corp. (Banks)	0.1%	6,062	314,505
Chemours Co. (The) (Chemicals)	0.2%	16,866	416,928
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	5,769	317,295
CLARCOR, Inc. (Machinery)	0.1%	4,381	308,641
Curtiss-Wright Corp. (Aerospace & Defense)	0.2%	4,078	409,921
EMCOR Group, Inc. (Construction & Engineering)	0.2%	5,576	386,807
EnerSys (Electrical Equipment)	0.1%	4,011	319,195
Exelixis, Inc.* (Biotechnology)	0.2%	20,922	354,000
Fair Isaac Corp. (Software)	0.2%	2,852	324,244
Finisar Corp.* (Communications Equipment)	0.2%	9,896	328,844
Gramercy Property Trust (Equity Real Estate Investment Trusts (REITs))	0.2%	38,885	339,855
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.1%	10,508	308,725
HealthSouth Corp. (Health Care Providers & Services)	0.2%	8,165	340,236
IBERIABANK Corp. (Banks)	0.1%	3,770	312,345
IDACORP, Inc. (Electric Utilities)	0.2%	4,653	354,326
Investors Bancorp, Inc. (Banks)	0.2%	27,386	370,806
j2 Global, Inc. (Internet Software & Services)	0.1%	4,335	318,666
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	0.1%	3,005	312,580
MAXIMUS, Inc. (IT Services)	0.2%	5,906	326,543
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	27,107	323,115
Mentor Graphics Corp. (Software)	0.2%	9,862	360,456
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	0.3%	10,479	573,725
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	0.2%	22,370	345,617
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	0.2%	21,460	321,256
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Olin Corp. (Chemicals)	0.2%	15,248	$396,448
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	0.2%	5,154	383,715
Portland General Electric Co. (Electric Utilities)	0.2%	8,237	342,659
PrivateBancorp, Inc. (Banks)	0.2%	7,228	338,126
Prosperity Bancshares, Inc. (Banks)	0.2%	6,160	407,361
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	0.2%	9,042	403,725
Science Applications International Corp. (IT Services)	0.2%	3,893	321,445
Sensient Technologies Corp. (Chemicals)	0.2%	4,095	319,779
Southwest Gas Corp. (Gas Utilities)	0.2%	4,359	323,133
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	0.1%	2,691	314,605
Take-Two Interactive Software, Inc.* (Software)	0.2%	7,660	377,102
Teledyne Technologies, Inc.* (Aerospace & Defense)	0.2%	3,148	393,091
TESARO, Inc.* (Biotechnology)	0.2%	2,466	334,612
Texas Capital Bancshares, Inc.* (Banks)	0.1%	4,251	309,260
UMB Financial Corp. (Banks)	0.1%	4,133	314,191
Umpqua Holdings Corp. (Banks)	0.2%	20,341	361,460
Webster Financial Corp. (Banks)	0.2%	8,450	419,204
WGL Holdings, Inc. (Gas Utilities)	0.2%	4,646	337,114
Wintrust Financial Corp. (Banks)	0.1%	4,739	312,016
Woodward, Inc. (Machinery)	0.2%	4,873	330,048
XPO Logistics, Inc.* (Air Freight & Logistics)	0.2%	9,014	401,393
Other Common Stocks (b)	75.1%	7,268,116	150,925,809
Total Common Stocks (Cost $154,060,637)			168,508,517
		No. of Rights
Rights — 0.1%
ANI Pharmaceuticals, Inc., CVR*(b)(c)	0.0%	2	—
Dyax Corp., CVR*(b)(c)	0.0%	11,283	12,524
Leap Wireless International, Inc., CVR*(b)(c)	0.1%	49,993	125,982
Omthera Pharmaceuticals, Inc., CVR*(b)(c)	0.0%	3,327	—
Overstock.com, Inc., expiring 12/6/2016*(b)(c)	0.0%	116	—
Total Rights (Cost $—)			138,506

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA RUSSELL2000 UWM :: 101

	Principal Amount	Value
Short-Term Investments (a) — 7.1%
Repurchase Agreement (d) — 3.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $6,338,335 (Cost $6,338,288)	$6,338,288	$6,338,288
U.S. Treasury Obligation — 4.0%
U.S. Treasury Bill
0.36%, due 12/15/2016 (e)	8,000,000	7,998,892
Total Short-Term Investments (Cost $14,337,180)		14,337,180
Total Investments (Cost $168,397,817) — 91.1%		182,984,203
Other assets less liabilities — 8.9%		17,916,896
Net Assets — 100.0%		$200,901,099

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $5,112,413.

(b)  Security fair valued as of 11/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 11/30/2016 amounted to $148,893, which represents approximately 0.07% of net assets of the Fund.

(c)  Illiquid security.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(e)  The rate shown was the current yield as of 11/30/2016.

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,860,631
Aggregate gross unrealized depreciation	(9,000,724)
Net unrealized appreciation	$13,859,907
Federal income tax cost of investments	$169,124,296

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	162	12/16/16	$21,403,440	$1,807,254

Cash collateral in the amount of $955,800 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

102 :: UWM ULTRA RUSSELL2000 :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Russell2000 had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$14,679,358	11/06/18	Bank of America NA	0.24%	Russell 2000® Index	$1,458,302	$(1,043,683)	$—	$414,619
33,300,123	11/06/17	Citibank NA	0.26%	Russell 2000® Index	77,048	(77,048)	—	—
14,447,833	11/06/17	Credit Suisse International	0.29%	Russell 2000® Index	1,885,046	—	(1,885,046)	—
14,245,807	11/06/17	Goldman Sachs International	0.61%	Russell 2000® Index	2,894,423	(2,894,423)	—	—
2,815,117	11/06/17	Morgan Stanley & Co. International plc	0.04%	iShares® Russell 2000 ETF	306,150
		Morgan Stanley & Co.
79,421,272	11/06/17	International plc	0.29%	Russell 2000® Index	9,619,502
82,236,389					9,925,652	(9,925,652)	—	—
18,765,213	11/06/17	Societe Generale	0.54%	Russell 2000® Index	(594,547)	324,680	269,867	—
34,232,486	11/06/17	UBS AG	0.29%	Russell 2000® Index	(219,175)	—	219,175	—
$211,907,209					$15,426,749

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2016:

Aerospace & Defense	1.3%
Air Freight & Logistics	0.5%
Airlines	0.4%
Auto Components	1.0%
Automobiles	0.0%*
Banks	9.4%
Beverages	0.2%
Biotechnology	3.9%
Building Products	1.0%
Capital Markets	1.2%
Chemicals	2.2%
Commercial Services & Supplies	2.0%
Communications Equipment	1.5%
Construction & Engineering	0.8%
Construction Materials	0.2%
Consumer Finance	0.5%
Containers & Packaging	0.1%
Distributors	0.1%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA RUSSELL2000 UWM :: 103

Diversified Consumer Services	0.9%
Diversified Financial Services	0.1%
Diversified Telecommunication Services	0.5%
Electric Utilities	0.9%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	2.4%
Energy Equipment & Services	0.9%
Equity Real Estate Investment Trusts (REITs)	6.0%
Food & Staples Retailing	0.5%
Food Products	1.2%
Gas Utilities	1.0%
Health Care Equipment & Supplies	2.6%
Health Care Providers & Services	1.7%
Health Care Technology	0.4%
Hotels, Restaurants & Leisure	2.6%
Household Durables	1.1%
Household Products	0.2%
Independent Power and Renewable Electricity Producers	0.4%
Industrial Conglomerates	0.0%*
Insurance	2.0%
Internet & Direct Marketing Retail	0.5%
Internet Software & Services	1.9%
IT Services	1.7%
Leisure Products	0.2%
Life Sciences Tools & Services	0.6%
Machinery	3.1%
Marine	0.1%
Media	1.3%
Metals & Mining	1.2%
Mortgage Real Estate Investment Trusts (REITs)	0.9%
Multiline Retail	0.2%
Multi-Utilities	0.4%
Oil, Gas & Consumable Fuels	2.1%
Paper & Forest Products	0.5%
Personal Products	0.2%
Pharmaceuticals	1.4%
Professional Services	1.1%
Real Estate Management & Development	0.4%
Road & Rail	0.5%
Semiconductors & Semiconductor Equipment	3.3%
Software	3.2%
Specialty Retail	2.1%
Technology Hardware, Storage & Peripherals	0.5%
Textiles, Apparel & Luxury Goods	0.7%
Thrifts & Mortgage Finance	1.9%
Tobacco	0.2%
Trading Companies & Distributors	1.0%
Transportation Infrastructure	0.0%*
Water Utilities	0.3%
Wireless Telecommunication Services	0.2%
Other[1]	16.0%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

104 :: UWM ULTRA RUSSELL2000 :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 69.0%
ABM Industries, Inc. (Commercial Services & Supplies)	0.2%	1,245	$54,780
Acadia Realty Trust (Equity Real Estate Investment Trusts (REITs))	0.3%	1,772	58,582
AK Steel Holding Corp.* (Metals & Mining)	0.3%	6,748	61,609
ALLETE, Inc. (Electric Utilities)	0.3%	1,099	67,940
Avista Corp. (Multi-Utilities)	0.3%	1,418	57,386
B&G Foods, Inc. (Food Products)	0.3%	1,478	63,259
Balchem Corp. (Chemicals)	0.2%	704	56,221
Blackbaud, Inc. (Software)	0.3%	1,058	66,421
CACI International, Inc., Class A* (IT Services)	0.3%	541	70,005
Cantel Medical Corp. (Health Care Equipment & Supplies)	0.3%	808	65,909
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	0.3%	1,355	57,371
Chemed Corp. (Health Care Providers & Services)	0.2%	360	53,629
Chemours Co. (The) (Chemicals)	0.4%	4,039	99,844
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	0.3%	541	70,600
Community Bank System, Inc. (Banks)	0.2%	985	55,849
CoreSite Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.2%	755	53,250
Drew Industries, Inc. (Auto Components)	0.3%	547	57,490
Evercore Partners, Inc., Class A (Capital Markets)	0.3%	863	58,166
First Financial Bankshares, Inc. (Banks)	0.3%	1,470	63,283
GEO Group, Inc. (The) (Equity Real Estate Investment Trusts (REITs))	0.2%	1,669	55,511
Glacier Bancorp, Inc. (Banks)	0.3%	1,695	58,139
Hawaiian Holdings, Inc.* (Airlines)	0.3%	1,189	61,055
Healthcare Services Group, Inc. (Commercial Services & Supplies)	0.3%	1,613	62,826
Home BancShares, Inc. (Banks)	0.3%	2,750	71,143
Hope Bancorp, Inc. (Banks)	0.2%	2,826	56,237
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	0.2%	665	$53,732
Interactive Brokers Group, Inc., Class A (Capital Markets)	0.2%	1,497	54,970
John Bean Technologies Corp. (Machinery)	0.3%	649	58,540
LogMeIn, Inc. (Internet Software & Services)	0.2%	563	56,779
Masimo Corp.* (Health Care Equipment & Supplies)	0.3%	978	60,509
Medicines Co. (The)* (Pharmaceuticals)	0.2%	1,548	54,335
Medidata Solutions, Inc.* (Health Care Technology)	0.3%	1,216	67,160
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	1,192	68,600
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	0.4%	1,252	93,211
Pinnacle Financial Partners, Inc. (Banks)	0.3%	965	62,243
ProAssurance Corp. (Insurance)	0.3%	1,184	66,363
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	0.2%	1,645	54,038
South Jersey Industries, Inc. (Gas Utilities)	0.3%	1,769	58,377
Spire, Inc. (Gas Utilities)	0.3%	1,016	65,573
Sterling Bancorp (Banks)	0.3%	2,908	66,157
Take-Two Interactive Software, Inc.* (Software)	0.4%	1,914	94,226
Tetra Tech, Inc. (Commercial Services & Supplies)	0.2%	1,278	54,762
Texas Capital Bancshares, Inc.* (Banks)	0.3%	1,023	74,423
TiVo Corp.* (Software)	0.2%	2,711	54,898
UMB Financial Corp. (Banks)	0.3%	970	73,739
United Bankshares, Inc. (Banks)	0.3%	1,496	69,040
US Silica Holdings, Inc. (Energy Equipment & Services)	0.4%	1,591	80,521
WageWorks, Inc.* (Professional Services)	0.3%	815	60,188
Wintrust Financial Corp. (Banks)	0.3%	1,150	75,716
Other Common Stocks	55.3%	476,351	12,549,146
Total Common Stocks (Cost $16,463,766)			15,683,751

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA SMALLCAP600 SAA :: 105

	Principal Amount	Value
Short-Term Investment (a) — 2.6%
Repurchase Agreement (b) — 2.6%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $600,829 (Cost $600,825)	$600,825	$600,825
Total Investments (Cost $17,064,591) — 71.6%		16,284,576
Other assets less liabilities — 28.4%		6,469,388
Net Assets — 100.0%		$22,753,964

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,055,973.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,138,401
Aggregate gross unrealized depreciation	(2,005,158)
Net unrealized depreciation	$(866,757)
Federal income tax cost of investments	$17,151,333

Swap Agreements1

Ultra SmallCap600 had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount[4]
$5,481,028	01/08/18	Bank of America NA	0.59%	S&P SmallCap 600®	$817,474	$(817,474)	$—	$—
829,349	01/08/18	Citibank NA	0.46%	S&P SmallCap 600®	1,457,296	(1,457,296)	—	—
2,839,576	01/08/18	Credit Suisse International	0.34%	S&P SmallCap 600®	548,746	—	(510,000)	38,746
1,297,320	11/06/17	Morgan Stanley & Co. International plc	0.69%	S&P SmallCap 600®	1,239,062	(1,236,946)	—	2,116
19,375,119	01/08/18	Societe Generale	0.94%	S&P SmallCap 600®	2,132,835	—	(2,132,835)	—
$29,822,392					$6,195,413

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

106 :: SAA ULTRA SMALLCAP600 :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of November 30, 2016:

Aerospace & Defense	1.0%
Air Freight & Logistics	0.5%
Airlines	0.7%
Auto Components	1.1%
Automobiles	0.1%
Banks	7.3%
Biotechnology	0.9%
Building Products	1.4%
Capital Markets	1.1%
Chemicals	2.4%
Commercial Services & Supplies	2.6%
Communications Equipment	0.9%
Construction & Engineering	0.3%
Construction Materials	0.2%
Consumer Finance	0.7%
Containers & Packaging	0.0%*
Distributors	0.2%
Diversified Consumer Services	0.3%
Diversified Telecommunication Services	0.7%
Electric Utilities	0.5%
Electrical Equipment	0.4%
Electronic Equipment, Instruments & Components	2.9%
Energy Equipment & Services	1.3%
Equity Real Estate Investment Trusts (REITs)	3.8%
Food & Staples Retailing	0.4%
Food Products	1.1%
Gas Utilities	0.7%
Health Care Equipment & Supplies	2.8%
Health Care Providers & Services	2.1%
Health Care Technology	0.7%
Hotels, Restaurants & Leisure	2.1%
Household Durables	1.2%
Household Products	0.3%
Industrial Conglomerates	0.1%
Insurance	2.1%
Internet & Direct Marketing Retail	0.2%
Internet Software & Services	1.0%
IT Services	1.3%
Leisure Products	0.3%
Life Sciences Tools & Services	0.3%
Machinery	3.5%
Marine	0.2%
Media	0.4%
Metals & Mining	0.9%
Mortgage Real Estate Investment Trusts (REITs)	0.1%
Multiline Retail	0.2%
Multi-Utilities	0.3%
Oil, Gas & Consumable Fuels	1.1%
Paper & Forest Products	0.8%
Personal Products	0.1%
Pharmaceuticals	1.1%
Professional Services	1.2%
Real Estate Management & Development	0.2%
Road & Rail	0.6%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA SMALLCAP600 SAA :: 107

Semiconductors & Semiconductor Equipment	2.1%
Software	2.1%
Specialty Retail	2.9%
Technology Hardware, Storage & Peripherals	0.4%
Textiles, Apparel & Luxury Goods	0.9%
Thrifts & Mortgage Finance	1.1%
Tobacco	0.1%
Trading Companies & Distributors	0.4%
Water Utilities	0.3%
Wireless Telecommunication Services	0.0%*
Other[1]	31.0%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

108 :: SAA ULTRA SMALLCAP600 :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 27.8%
3M Co. (Industrial Conglomerates)	0.2%	6,323	$1,085,912
AbbVie, Inc. (Biotechnology)	0.2%	17,040	1,036,032
Alphabet, Inc., Class A* (Internet Software & Services)	0.3%	3,085	2,393,590
Alphabet, Inc., Class C* (Internet Software & Services)	0.3%	3,091	2,343,102
Altria Group, Inc. (Tobacco)	0.2%	20,443	1,306,921
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	0.4%	4,116	3,089,346
Amgen, Inc. (Biotechnology)	0.2%	7,831	1,128,212
Apple, Inc. (Technology Hardware, Storage & Peripherals)	0.9%	56,380	6,231,118
AT&T, Inc. (Diversified Telecommunication Services)	0.4%	64,370	2,486,613
Bank of America Corp. (Banks)	0.3%	106,774	2,255,067
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	0.4%	19,866	3,127,703
Boeing Co. (The) (Aerospace & Defense)	0.1%	6,070	913,899
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.1%	17,483	986,740
Celgene Corp.* (Biotechnology)	0.1%	8,109	960,998
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.3%	19,739	2,202,083
Cisco Systems, Inc. (Communications Equipment)	0.2%	52,627	1,569,337
Citigroup, Inc. (Banks)	0.2%	30,400	1,714,256
Coca-Cola Co. (The) (Beverages)	0.2%	40,643	1,639,945
Comcast Corp., Class A (Media)	0.3%	25,136	1,747,203
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.5%	43,387	3,787,685
Facebook, Inc., Class A* (Internet Software & Services)	0.4%	24,306	2,878,317
General Electric Co. (Industrial Conglomerates)	0.4%	93,763	2,884,150
Gilead Sciences, Inc. (Biotechnology)	0.1%	13,807	1,017,576
Home Depot, Inc. (The) (Specialty Retail)	0.2%	12,928	1,672,883
Honeywell International, Inc. (Industrial Conglomerates)	0.1%	7,961	907,076
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.3%	49,502	$1,717,719
International Business Machines Corp. (IT Services)	0.2%	9,101	1,476,364
Johnson & Johnson (Pharmaceuticals)	0.4%	28,625	3,185,962
JPMorgan Chase & Co. (Banks)	0.4%	37,793	3,029,865
Mastercard, Inc., Class A (IT Services)	0.1%	10,034	1,025,475
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.2%	8,929	1,064,962
Medtronic plc (Health Care Equipment & Supplies)	0.2%	14,459	1,055,652
Merck & Co., Inc. (Pharmaceuticals)	0.3%	28,932	1,770,349
Microsoft Corp. (Software)	0.7%	81,534	4,913,239
Oracle Corp. (Software)	0.2%	31,490	1,265,583
PepsiCo, Inc. (Beverages)	0.2%	15,059	1,507,406
Pfizer, Inc. (Pharmaceuticals)	0.3%	63,466	2,039,797
Philip Morris International, Inc. (Tobacco)	0.2%	16,232	1,432,961
Procter & Gamble Co. (The) (Household Products)	0.3%	27,924	2,302,613
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.2%	15,420	1,050,565
Schlumberger Ltd. (Energy Equipment & Services)	0.2%	14,551	1,223,012
Starbucks Corp. (Hotels, Restaurants & Leisure)	0.1%	15,345	889,550
Union Pacific Corp. (Road & Rail)	0.1%	8,715	883,091
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.2%	9,965	1,577,659
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.3%	42,650	2,128,235
Visa, Inc., Class A (IT Services)	0.2%	19,738	1,526,142
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.2%	15,858	1,116,879
Walt Disney Co. (The) (Media)	0.2%	15,471	1,533,486
Wells Fargo & Co. (Banks)	0.4%	47,513	2,514,388
Other Common Stocks	14.7%	1,765,310	105,018,814
Total Common Stocks (Cost $199,313,920)			198,615,532

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRAPRO S&P500® UPRO :: 109

	Principal Amount	Value
Short-Term Investment (a) — 13.7%
Repurchase Agreement (b) — 13.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $97,396,487 (Cost $97,395,774)	$97,395,774	$97,395,774
Total Investments (Cost $296,709,694) — 41.5%		296,011,306
Other assets less liabilities — 58.5%		417,308,771
Net Assets — 100.0%		$713,320,077

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $90,459,572.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,920,888
Aggregate gross unrealized depreciation	(13,124,860)
Net unrealized depreciation	$(8,203,972)
Federal income tax cost of investments	$304,215,278

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	454	12/16/16	$49,894,600	$1,316,510

Cash collateral in the amount of $2,372,150 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

110 :: UPRO ULTRAPRO S&P500® :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro S&P500® had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$11,524,498	11/06/17	Bank of America NA	0.54%	SPDR® S&P 500® ETF Trust	$1,070,507
576,014,990	01/08/18	Bank of America NA	0.64%	S&P 500®	21,214,317
587,539,488					22,284,824	$(12,983,598)	$—	$9,301,226
455,317,643	11/06/17	Citibank NA	0.61%	S&P 500®	17,547,178	(17,494,488)	(52,690)	—
54,828,207	01/08/18	Credit Suisse International	0.84%	S&P 500®	3,858,057	—	(3,858,057)	—
71,737,661	11/06/17	Deutsche Bank AG	0.66%	S&P 500®	81,810,664	—	(81,810,664)	—
8,644,616	11/06/17	Goldman Sachs International	0.76%	SPDR® S&P 500® ETF Trust	507,495
25,679,966	11/06/17	Goldman Sachs International	1.01%	S&P 500®	24,199,003
34,324,582					24,706,498	(24,706,498)	—	—
4,711,552	11/06/17	Morgan Stanley & Co. International plc	0.84%	SPDR® S&P 500® ETF Trust	280,774
115,607,139	11/06/17	Morgan Stanley & Co. International plc	0.74%	S&P 500®	81,989,298
120,318,691					82,270,072	(82,270,072)	—	—
225,914,893	11/06/17	Societe Generale	0.59%	S&P 500®	55,003,404	—	(55,003,404)	—
341,509,468	11/06/17	UBS AG	0.64%	S&P 500®	25,306,746	—	(25,306,746)	—
$1,891,490,633					$312,787,443

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRAPRO S&P500® UPRO :: 111

UltraPro S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2016:

Aerospace & Defense	0.6%
Air Freight & Logistics	0.2%
Airlines	0.2%
Auto Components	0.0%*
Automobiles	0.2%
Banks	1.8%
Beverages	0.6%
Biotechnology	0.8%
Building Products	0.0%*
Capital Markets	0.8%
Chemicals	0.6%
Commercial Services & Supplies	0.2%
Communications Equipment	0.3%
Construction & Engineering	0.0%*
Construction Materials	0.0%*
Consumer Finance	0.2%
Containers & Packaging	0.1%
Distributors	0.0%*
Diversified Consumer Services	0.0%*
Diversified Financial Services	0.5%
Diversified Telecommunication Services	0.7%
Electric Utilities	0.5%
Electrical Equipment	0.2%
Electronic Equipment, Instruments & Components	0.1%
Energy Equipment & Services	0.3%
Equity Real Estate Investment Trusts (REITs)	0.8%
Food & Staples Retailing	0.6%
Food Products	0.4%
Health Care Equipment & Supplies	0.7%
Health Care Providers & Services	0.7%
Health Care Technology	0.0%*
Hotels, Restaurants & Leisure	0.5%
Household Durables	0.1%
Household Products	0.5%
Independent Power and Renewable Electricity Producers	0.0%*
Industrial Conglomerates	0.7%
Insurance	0.8%
Internet & Direct Marketing Retail	0.6%
Internet Software & Services	1.2%
IT Services	1.0%
Leisure Products	0.0%*
Life Sciences Tools & Services	0.2%
Machinery	0.4%
Media	0.9%
Metals & Mining	0.1%
Multiline Retail	0.2%
Multi-Utilities	0.3%
Oil, Gas & Consumable Fuels	1.8%
Personal Products	0.0%*
Pharmaceuticals	1.4%
Professional Services	0.1%
Real Estate Management & Development	0.0%*
Road & Rail	0.3%

See accompanying notes to the financial statements.

112 :: UPRO ULTRAPRO S&P500® :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Semiconductors & Semiconductor Equipment	0.9%
Software	1.2%
Specialty Retail	0.7%
Technology Hardware, Storage & Peripherals	1.0%
Textiles, Apparel & Luxury Goods	0.2%
Tobacco	0.5%
Trading Companies & Distributors	0.1%
Water Utilities	0.0%*
Other[1]	72.2%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRAPRO S&P500® UPRO :: 113

Investments	Shares	Value
Common Stocks (a) — 60.6%
Airlines — 0.3%
American Airlines Group, Inc.	61,048	$2,835,069
Automobiles — 0.3%
Tesla Motors, Inc.*	17,194	3,256,544
Beverages — 0.3%
Monster Beverage Corp.*	65,788	2,944,013
Biotechnology — 5.4%
Alexion Pharmaceuticals, Inc.*	25,834	3,166,990
Amgen, Inc.	86,212	12,420,563
Biogen, Inc.*	25,242	7,422,915
BioMarin Pharmaceutical, Inc.*	19,708	1,687,596
Celgene Corp.*	89,295	10,582,351
Gilead Sciences, Inc.	152,026	11,204,316
Incyte Corp.*	21,658	2,215,397
Regeneron Pharmaceuticals, Inc.*	11,911	4,517,128
Shire plc, ADR	10,209	1,782,491
Vertex Pharmaceuticals, Inc.*	28,545	2,329,557
		57,329,304
Commercial Services & Supplies — 0.1%
Stericycle, Inc.*	9,797	714,887
Communications Equipment — 1.6%
Cisco Systems, Inc.	579,430	17,278,602
Diversified Telecommunication Services — 0.1%
SBA Communications Corp., Class A*	14,358	1,420,868
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	50,465	7,575,301
Walgreens Boots Alliance, Inc.	124,685	10,564,560
Whole Foods Market, Inc.	36,727	1,116,134
		19,255,995
Food Products — 1.8%
Kraft Heinz Co. (The)	140,275	11,453,454
Mondelez International, Inc., Class A	179,200	7,390,208
		18,843,662
Health Care Equipment & Supplies — 0.4%
DENTSPLY SIRONA, Inc.	26,843	1,561,726
Intuitive Surgical, Inc.*	4,435	2,854,987
		4,416,713
Investments	Shares	Value
Common Stocks (a) (continued)
Health Care Providers & Services — 0.7%
Express Scripts Holding Co.*	72,602	$5,509,040
Henry Schein, Inc.*	9,423	1,403,650
		6,912,690
Health Care Technology — 0.2%
Cerner Corp.*	38,905	1,936,691
Hotels, Restaurants & Leisure — 1.4%
Marriott International, Inc., Class A	44,990	3,544,312
Norwegian Cruise Line Holdings Ltd.*	26,163	1,041,549
Starbucks Corp.	168,955	9,794,321
		14,380,182
Internet & Direct Marketing Retail — 6.1%
Amazon.com, Inc.*	54,614	40,991,630
Ctrip.com International Ltd., ADR*	48,327	2,185,830
Expedia, Inc.	15,794	1,959,246
JD.com, Inc., ADR*	105,505	2,834,919
Liberty Interactive Corp. QVC Group, Class A*	51,453	1,065,592
Liberty Ventures, Series A*	9,348	364,759
Netflix, Inc.*	49,391	5,778,747
Priceline Group, Inc. (The)*	5,693	8,560,450
TripAdvisor, Inc.*	15,304	738,877
		64,480,050
Internet Software & Services — 9.9%
Akamai Technologies, Inc.*	20,129	1,342,604
Alphabet, Inc., Class A*	33,968	26,355,092
Alphabet, Inc., Class C*	39,584	30,006,255
Baidu, Inc., ADR*	31,567	5,270,111
eBay, Inc.*	130,064	3,617,080
Facebook, Inc., Class A*	267,609	31,690,258
NetEase, Inc., ADR	8,796	1,971,183
Yahoo!, Inc.*	109,647	4,497,720
		104,750,303
IT Services — 1.8%
Automatic Data Processing, Inc.	52,553	5,046,139
Cognizant Technology Solutions Corp., Class A*	69,922	3,851,304
Fiserv, Inc.*	25,323	2,649,292
Paychex, Inc.	41,535	2,448,488
PayPal Holdings, Inc.*	139,038	5,461,413
		19,456,636
Leisure Products — 0.1%
Mattel, Inc.	39,240	1,238,807

See accompanying notes to the financial statements.

114 :: TQQQ ULTRAPRO QQQ® :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 0.2%
Illumina, Inc.*	16,890	$2,248,735
Machinery — 0.2%
PACCAR, Inc.	40,381	2,509,679
Media — 4.1%
Charter Communications, Inc., Class A*	31,213	8,593,251
Comcast Corp., Class A	276,757	19,237,379
Discovery Communications, Inc., Class A*	17,383	470,905
Discovery Communications, Inc., Class C*	27,479	726,545
DISH Network Corp., Class A*	26,085	1,498,583
Liberty Global plc, Series C*	74,279	2,261,796
Liberty Global plc, Class A*	30,455	953,851
Sirius XM Holdings, Inc.	561,939	2,568,061
Twenty-First Century Fox, Inc., Class A	122,574	3,445,555
Twenty-First Century Fox, Inc., Class B	91,990	2,581,239
Viacom, Inc., Class B	40,001	1,499,238
		43,836,403
Multiline Retail — 0.2%
Dollar Tree, Inc.*	27,148	2,393,368
Pharmaceuticals — 0.2%
Mylan NV*	61,621	2,255,945
Professional Services — 0.2%
Verisk Analytics, Inc.*	19,465	1,617,152
Road & Rail — 0.4%
CSX Corp.	108,979	3,902,538
Semiconductors & Semiconductor Equipment — 6.9%
Analog Devices, Inc.	35,422	2,629,729
Applied Materials, Inc.	124,520	4,009,544
Broadcom Ltd.	45,563	7,768,036
Intel Corp.	545,020	18,912,194
Lam Research Corp.	18,461	1,957,235
Maxim Integrated Products, Inc.	32,661	1,282,598
Microchip Technology, Inc.	24,801	1,641,330
Micron Technology, Inc.*	119,623	2,336,237
NVIDIA Corp.	61,632	5,682,470
NXP Semiconductors NV*	39,078	3,874,584
QUALCOMM, Inc.	169,767	11,566,226
Skyworks Solutions, Inc.	21,600	1,659,960
Texas Instruments, Inc.	115,572	8,544,238
Xilinx, Inc.	29,200	1,576,216
		73,440,597
Investments	Shares	Value
Common Stocks (a) (continued)
Software — 7.3%
Activision Blizzard, Inc.	85,419	$3,127,190
Adobe Systems, Inc.*	57,405	5,901,808
Autodesk, Inc.*	25,562	1,856,057
CA, Inc.	48,264	1,542,517
Check Point Software Technologies Ltd.*	19,754	1,626,347
Citrix Systems, Inc.*	17,940	1,555,936
Electronic Arts, Inc.*	34,649	2,745,587
Intuit, Inc.	29,478	3,351,059
Microsoft Corp.	897,711	54,096,065
Symantec Corp.	70,916	1,729,641
		77,532,207
Specialty Retail — 0.9%
Bed Bath & Beyond, Inc.	17,795	797,394
O'Reilly Automotive, Inc.*	10,935	3,001,657
Ross Stores, Inc.	46,025	3,110,830
Tractor Supply Co.	15,397	1,155,853
Ulta Salon Cosmetics & Fragrance, Inc.*	7,185	1,864,507
		9,930,241
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	620,757	68,606,063
NetApp, Inc.	32,055	1,171,931
Seagate Technology plc	34,533	1,384,773
Western Digital Corp.	32,750	2,084,865
		73,247,632
Trading Companies & Distributors — 0.2%
Fastenal Co.	33,288	1,577,851
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc.*	94,781	5,138,078
Vodafone Group plc, ADR	46,083	1,126,268
		6,264,346
Total Common Stocks (Cost $658,908,525)		642,207,710
	Principal Amount
Short-Term Investment (a) — 6.7%
Repurchase Agreement (b) — 6.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $70,547,947 (Cost $70,547,432)	$70,547,432	70,547,432
Total Investments (Cost $729,455,957) — 67.3%		712,755,142
Other assets less liabilities — 32.7%		346,848,899
Net Assets — 100.0%		$1,059,604,041

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRAPRO QQQ® TQQQ :: 115

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $131,600,479.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,217,064
Aggregate gross unrealized depreciation	(30,074,463)
Net unrealized depreciation	$(20,857,399)
Federal income tax cost of investments	$733,612,541

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	524	12/16/16	$50,440,240	$618,110

Cash collateral in the amount of $2,305,600 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

Swap Agreements1

UltraPro QQQ® had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$574,043,044	11/06/17	Bank of America NA	0.74%	NASDAQ-100 Index®	$47,365,970	$(47,365,970)	$—	$—
563,305,502	01/08/18	Citibank NA	0.71%	NASDAQ-100 Index®	48,393,027	(48,194,137)	(198,890)	—
153,079,724	11/06/18	Credit Suisse International	0.94%	NASDAQ-100 Index®	1,889,332	—	(1,889,332)	—
1,377,722	11/06/18	Goldman Sachs International	0.76%	PowerShares QQQ TrustSM, Series 1	12,767
337,967,633	11/06/18	Goldman Sachs International	1.01%	NASDAQ-100 Index®	3,171,808
339,345,355					3,184,575	(3,184,575)	—	—
32,328,625	01/08/18	Morgan Stanley & Co. International plc	0.94%	PowerShares QQQ TrustSM, Series 1	261,438
130,337,607	11/06/17	Morgan Stanley & Co. International plc	0.94%	NASDAQ-100 Index®	101,481,676
162,666,232					101,743,114	(101,743,114)	—	—
611,159,789	11/06/17	Societe Generale	0.79%	NASDAQ-100 Index®	125,635,500	—	(125,635,500)	—
82,507,903	11/06/18	UBS AG	0.84%	NASDAQ-100 Index®	309,756	—	(309,756)	—
$2,486,107,549					$328,521,274

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

116 :: TQQQ ULTRAPRO QQQ® :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRAPRO QQQ® TQQQ :: 117

Investments	Shares	Value
Common Stocks (a) — 44.2%
Aerospace & Defense — 4.1%
Boeing Co. (The)	21,036	$3,167,180
United Technologies Corp.	21,036	2,265,998
		5,433,178
Banks — 1.3%
JPMorgan Chase & Co.	21,036	1,686,456
Beverages — 0.6%
Coca-Cola Co. (The)	21,036	848,803
Capital Markets — 3.5%
Goldman Sachs Group, Inc. (The)	21,036	4,612,985
Chemicals — 1.2%
EI du Pont de Nemours & Co.	21,036	1,548,460
Communications Equipment — 0.5%
Cisco Systems, Inc.	21,036	627,294
Consumer Finance — 1.1%
American Express Co.	21,036	1,515,433
Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	21,036	1,049,696
Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	21,036	1,481,565
Health Care Providers & Services — 2.5%
UnitedHealth Group, Inc.	21,036	3,330,420
Hotels, Restaurants & Leisure — 1.9%
McDonald's Corp.	21,036	2,508,964
Household Products — 1.3%
Procter & Gamble Co. (The)	21,036	1,734,629
Industrial Conglomerates — 3.2%
3M Co.	21,036	3,612,723
General Electric Co.	21,036	647,067
		4,259,790
Insurance — 1.8%
Travelers Cos., Inc. (The)	21,036	2,384,431
IT Services — 3.8%
International Business Machines Corp.	21,036	3,412,460
Visa, Inc., Class A	21,036	1,626,503
		5,038,963
Investments	Shares	Value
Common Stocks (a) (continued)
Machinery — 1.5%
Caterpillar, Inc.	21,036	$2,010,200
Media — 1.6%
Walt Disney Co. (The)	21,036	2,085,088
Oil, Gas & Consumable Fuels — 3.1%
Chevron Corp.	21,036	2,346,776
Exxon Mobil Corp.	21,036	1,836,443
		4,183,219
Pharmaceuticals — 3.2%
Johnson & Johnson	21,036	2,341,307
Merck & Co., Inc.	21,036	1,287,193
Pfizer, Inc.	21,036	676,097
		4,304,597
Semiconductors & Semiconductor Equipment — 0.6%
Intel Corp.	21,036	729,949
Software — 1.0%
Microsoft Corp.	21,036	1,267,629
Specialty Retail — 2.0%
Home Depot, Inc. (The)	21,036	2,722,058
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	21,036	2,324,899
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	21,036	1,053,273
Total Common Stocks (Cost $60,160,837)		58,741,979
	Principal Amount
Short-Term Investment (a) — 5.3%
Repurchase Agreement (b) — 5.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $7,074,480 (Cost $7,074,429)	$7,074,429	7,074,429
Total Investments (Cost $67,235,266) — 49.5%		65,816,408
Other assets less liabilities — 50.5%		67,178,231
Net Assets — 100.0%		132,994,639

See accompanying notes to the financial statements.

118 :: UDOW ULTRAPRO DOW30SM :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $32,286,138.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$683,626
Aggregate gross unrealized depreciation	(2,406,414)
Net unrealized depreciation	$(1,722,788)
Federal income tax cost of investments	$67,539,196

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	151	12/16/16	$14,440,885	$314,711

Cash collateral in the amount of $639,485 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

Swap Agreements1

UltraPro Dow30SM had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$41,066,087	01/08/18	Bank of America NA	0.79%	Dow Jones Industrial AverageSM	$6,651,706	$(6,651,706)	$—	$—
94,131,445	01/08/18	Citibank NA	0.66%	Dow Jones Industrial AverageSM	13,137,306	(13,118,690)	(18,616)	—
21,577,437	11/06/18	Credit Suisse International	0.99%	Dow Jones Industrial AverageSM	467,803	—	(320,000)	147,803
1,615,041	11/06/17	Deutsche Bank AG	0.51%	SPDR® Dow Jones Industrial AverageSM ETF Trust	138,421
11,018,064	11/06/17	Deutsche Bank AG	0.56%	Dow Jones Industrial AverageSM		10,025,440
12,633,105					10,163,861	—	(9,949,900)	213,961
54,995,679	11/06/17	Goldman Sachs International	0.96%	Dow Jones Industrial AverageSM	4,780,529	(4,780,529)	—	—
1,761,432	11/06/17	Morgan Stanley & Co. International plc	0.89%	SPDR® Dow Jones Industrial AverageSM ETF Trust	145,100
41,861,204	11/06/17	Morgan Stanley & Co. International plc	0.74%	Dow Jones Industrial AverageSM	16,675,863
43,622,636					16,820,963	(16,820,963)	—	—
30,772,007	01/08/18	Societe Generale	0.75%	Dow Jones Industrial AverageSM	8,300,772	—	(8,300,772)	—
27,033,596	11/06/18	UBS AG	0.69%	Dow Jones Industrial AverageSM	388,930	—	(312,000)	76,930
$325,831,992					$60,711,870
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRAPRO DOW30SM UDOW :: 119

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

120 :: UDOW ULTRAPRO DOW30SM :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 51.4%
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	6,990	$62,281
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	0.3%	742	81,316
Align Technology, Inc.* (Health Care Equipment & Supplies)	0.2%	716	66,624
Alleghany Corp.* (Insurance)	0.3%	147	83,489
ANSYS, Inc.* (Software)	0.3%	830	78,045
AO Smith Corp. (Building Products)	0.2%	1,411	68,617
Ashland Global Holdings, Inc. (Chemicals)	0.2%	591	66,606
Atmos Energy Corp. (Gas Utilities)	0.2%	988	70,267
Broadridge Financial Solutions, Inc. (IT Services)	0.2%	1,126	72,897
Cadence Design Systems, Inc.* (Software)	0.2%	2,783	73,137
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	0.2%	832	65,487
Carlisle Cos., Inc. (Industrial Conglomerates)	0.2%	615	68,985
CDK Global, Inc. (Software)	0.3%	1,429	82,453
Computer Sciences Corp. (IT Services)	0.3%	1,337	81,062
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	0.3%	459	77,130
Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.3%	3,339	84,911
East West Bancorp, Inc. (Banks)	0.2%	1,372	65,691
Everest Re Group Ltd. (Insurance)	0.3%	399	84,009
FactSet Research Systems, Inc. (Capital Markets)	0.2%	387	61,986
Gartner, Inc.* (IT Services)	0.3%	786	80,817
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	0.3%	445	79,548
IDEX Corp. (Machinery)	0.2%	725	67,867
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	0.3%	852	100,237
Ingredion, Inc. (Food Products)	0.3%	687	80,640
Jack Henry & Associates, Inc. (IT Services)	0.2%	748	64,657
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
JetBlue Airways Corp.* (Airlines)	0.2%	3,080	$61,877
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.2%	877	63,442
Leidos Holdings, Inc. (IT Services)	0.2%	1,353	69,274
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	719	65,882
MSCI, Inc. (Capital Markets)	0.2%	901	70,999
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	0.2%	4,636	74,083
Packaging Corp. of America (Containers & Packaging)	0.3%	897	76,030
Raymond James Financial, Inc. (Capital Markets)	0.3%	1,200	86,328
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	0.2%	995	66,506
Reinsurance Group of America, Inc. (Insurance)	0.3%	610	74,450
ResMed, Inc. (Health Care Equipment & Supplies)	0.3%	1,339	82,322
RPM International, Inc. (Chemicals)	0.2%	1,267	67,037
SEI Investments Co. (Capital Markets)	0.2%	1,290	60,862
Signature Bank* (Banks)	0.3%	511	76,604
Steel Dynamics, Inc. (Metals & Mining)	0.3%	2,320	82,314
SVB Financial Group* (Banks)	0.3%	495	78,225
Synopsys, Inc.* (Software)	0.3%	1,440	87,091
Teleflex, Inc. (Health Care Equipment & Supplies)	0.2%	419	61,983
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	0.2%	2,372	66,867
UGI Corp. (Gas Utilities)	0.2%	1,649	73,875
Valspar Corp. (The) (Chemicals)	0.2%	694	70,850
Wabtec Corp. (Machinery)	0.2%	858	72,647
Westar Energy, Inc. (Electric Utilities)	0.3%	1,349	76,839
WhiteWave Foods Co. (The)* (Food Products)	0.3%	1,687	92,937
Other Common Stocks	39.4%	319,307	11,585,901
Total Common Stocks (Cost $14,725,079)			15,213,984

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRAPRO MIDCAP400 UMDD :: 121

	Principal Amount	Value
Short-Term Investment (a) — 0.9%
Repurchase Agreement (b) — 0.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $254,903 (Cost $254,901)	$254,901	$254,901
Total Investments (Cost $14,979,980) — 52.3%		15,468,885
Other assets less liabilities — 47.7%		14,082,801
Net Assets — 100.0%		$29,551,686

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $4,310,189.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,164,497
Aggregate gross unrealized depreciation	(738,405)
Net unrealized appreciation	$426,092
Federal income tax cost of investments	$15,042,793

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	17	12/16/16	$2,764,030	$134,856

Cash collateral in the amount of $125,290 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

Swap Agreements1

UltraPro MidCap400 had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$1,442,242	01/08/18	Bank of America NA	0.54%	S&P MidCap 400®	$3,657,242	$(3,556,025)	$—	$101,217
3,539,014	01/08/18	Citibank NA	0.66%	S&P MidCap 400®	1,588,005	(1,582,627)	(5,378)	—
74,820	11/06/17	Credit Suisse International	0.84%	S&P MidCap 400®	8,235	—	—	8,235
1,063,620	01/08/18	Goldman Sachs International	0.91%	S&P MidCap 400®	911,715
6,580,555	11/06/17	Goldman Sachs International	0.66%	SPDR® S&P MidCap 400® ETF Trust	1,560,569
7,644,175					2,472,284	(2,434,229)	—	38,055
6,997,601	11/06/17	Morgan Stanley & Co. International plc	0.74%	S&P MidCap 400®	89,172	(89,172)	—	—
3,428,473	11/06/17	Societe Generale	0.84%	S&P MidCap 400®	2,445,803	—	(2,260,000)	185,803
47,552,898	01/08/18	UBS AG	0.84%	S&P MidCap 400®	3,386,179	—	(3,386,179)	—
$70,679,223					$13,646,920

See accompanying notes to the financial statements.

122 :: UMDD ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

UltraPro MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2016:

Aerospace & Defense	1.1%
Airlines	0.2%
Auto Components	0.2%
Automobiles	0.2%
Banks	3.5%
Beverages	0.0%*
Biotechnology	0.2%
Building Products	0.4%
Capital Markets	1.8%
Chemicals	1.5%
Commercial Services & Supplies	0.7%
Communications Equipment	0.8%
Construction & Engineering	0.6%
Construction Materials	0.2%
Consumer Finance	0.1%
Containers & Packaging	0.8%
Distributors	0.1%
Diversified Consumer Services	0.4%
Electric Utilities	1.0%
Electrical Equipment	0.4%
Electronic Equipment, Instruments & Components	2.2%
Energy Equipment & Services	0.8%
Equity Real Estate Investment Trusts (REITs)	5.4%
Food & Staples Retailing	0.3%
Food Products	1.5%
Gas Utilities	1.1%
Health Care Equipment & Supplies	1.9%
Health Care Providers & Services	1.0%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	1.3%
Household Durables	0.8%
Household Products	0.1%
Independent Power and Renewable Electricity Producers	0.0%*
Industrial Conglomerates	0.2%
Insurance	2.6%
Internet & Direct Marketing Retail	0.0%*
Internet Software & Services	0.2%
IT Services	2.0%
Leisure Products	0.4%
Life Sciences Tools & Services	0.5%
Machinery	2.6%
Marine	0.1%
Media	0.7%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRAPRO MIDCAP400 UMDD :: 123

Metals & Mining	1.1%
Multiline Retail	0.2%
Multi-Utilities	0.5%
Oil, Gas & Consumable Fuels	1.3%
Paper & Forest Products	0.2%
Personal Products	0.2%
Pharmaceuticals	0.2%
Professional Services	0.3%
Real Estate Management & Development	0.2%
Road & Rail	0.6%
Semiconductors & Semiconductor Equipment	1.4%
Software	2.3%
Specialty Retail	1.2%
Technology Hardware, Storage & Peripherals	0.3%
Textiles, Apparel & Luxury Goods	0.4%
Thrifts & Mortgage Finance	0.3%
Trading Companies & Distributors	0.4%
Water Utilities	0.2%
Wireless Telecommunication Services	0.1%
Other[1]	48.6%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

124 :: UMDD ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 61.3%
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	30,289	$269,875
Aspen Technology, Inc.* (Software)	0.2%	3,330	175,924
Bank of the Ozarks, Inc. (Banks)	0.2%	3,571	173,265
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	2,597	148,107
Chemical Financial Corp. (Banks)	0.1%	2,654	137,665
Chemours Co. (The) (Chemicals)	0.2%	7,378	182,384
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	2,522	138,710
CLARCOR, Inc. (Machinery)	0.1%	1,917	135,053
Curtiss-Wright Corp. (Aerospace & Defense)	0.2%	1,782	179,127
EMCOR Group, Inc. (Construction & Engineering)	0.2%	2,439	169,193
EnerSys (Electrical Equipment)	0.1%	1,755	139,663
Exelixis, Inc.* (Biotechnology)	0.1%	9,153	154,869
Fair Isaac Corp. (Software)	0.1%	1,249	141,999
Finisar Corp.* (Communications Equipment)	0.1%	4,329	143,853
Gramercy Property Trust (Equity Real Estate Investment Trusts (REITs))	0.1%	17,012	148,685
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.1%	4,598	135,089
HealthSouth Corp. (Health Care Providers & Services)	0.1%	3,571	148,804
IBERIABANK Corp. (Banks)	0.1%	1,648	136,537
IDACORP, Inc. (Electric Utilities)	0.1%	2,034	154,889
Investors Bancorp, Inc. (Banks)	0.1%	11,978	162,182
j2 Global, Inc. (Internet Software & Services)	0.1%	1,896	139,375
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	0.1%	1,315	136,786
MAXIMUS, Inc. (IT Services)	0.1%	2,585	142,925
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.1%	11,859	141,359
Mentor Graphics Corp. (Software)	0.1%	4,314	157,677
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	0.2%	4,586	251,083
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	0.1%	9,787	151,209
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	0.1%	9,388	140,538
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Olin Corp. (Chemicals)	0.2%	6,670	$173,420
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	0.2%	2,254	167,810
Portland General Electric Co. (Electric Utilities)	0.1%	3,604	149,926
PrivateBancorp, Inc. (Banks)	0.1%	3,162	147,918
Prosperity Bancshares, Inc. (Banks)	0.2%	2,696	178,286
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	0.2%	3,954	176,546
Science Applications International Corp. (IT Services)	0.1%	1,702	140,534
Sensient Technologies Corp. (Chemicals)	0.1%	1,794	140,093
Southwest Gas Corp. (Gas Utilities)	0.1%	1,906	141,292
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	0.1%	1,177	137,603
Take-Two Interactive Software, Inc.* (Software)	0.2%	3,350	164,920
Teledyne Technologies, Inc.* (Aerospace & Defense)	0.2%	1,377	171,946
TESARO, Inc.* (Biotechnology)	0.1%	1,081	146,681
Texas Capital Bancshares, Inc.* (Banks)	0.1%	1,861	135,388
UMB Financial Corp. (Banks)	0.1%	1,809	137,520
Umpqua Holdings Corp. (Banks)	0.1%	8,899	158,135
Webster Financial Corp. (Banks)	0.2%	3,696	183,359
WGL Holdings, Inc. (Gas Utilities)	0.1%	2,034	147,587
Wintrust Financial Corp. (Banks)	0.1%	2,072	136,420
Woodward, Inc. (Machinery)	0.1%	2,131	144,333
XPO Logistics, Inc.* (Air Freight & Logistics)	0.2%	3,942	175,537
Other Common Stocks(c)	54.9%	3,179,303	66,022,528
Total Common Stocks (Cost $75,678,276)			73,714,607
		No. of Rights
Rights — 0.0%(b)
Dyax Corp., CVR*(c)(d)	0.0%	4,673	5,187
Leap Wireless International, Inc., CVR*(c)(d)	0.0%	3,034	7,646
Omthera Pharmaceuticals, Inc., CVR*(c)(d)	0.0%	363	—
Overstock.com, Inc., expiring 12/6/2016*(c)(d)	0.0%	45	—
Total Rights (Cost $—)			12,833

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRAPRO RUSSELL2000 URTY :: 125

	Principal Amount	Value
Short-Term Investments (a) — 3.7%
Repurchase Agreement (e) — 3.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $4,497,795 (Cost $4,497,763)	$4,497,763	$4,497,763
Total Investments (Cost $80,176,039) — 65.0%		78,225,203
Other assets less liabilities — 35.0%		42,103,833
Net Assets — 100.0%		$120,329,036

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $15,041,844.

(b)  Represents less than 0.05% of net assets.

(c)  Security fair valued as of 11/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 11/30/2016 amounted to $15,828, which represents approximately 0.01% of net assets of the Fund.

(d)  Illiquid security.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,076,860
Aggregate gross unrealized depreciation	(4,157,648)
Net unrealized depreciation	$(2,080,788)
Federal income tax cost of investments	$80,305,991

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	47	12/16/16	$6,209,640	$685,217

Cash collateral in the amount of $277,300 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

126 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Russell2000 had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$47,785,553	01/08/18	Bank of America NA	0.24%	Russell 2000® Index	$10,493,156	$(10,493,156)	$—	$—
10,332,398	11/06/17	Citibank NA	0.26%	Russell 2000® Index	8,841,935	(8,838,037)	(3,898)	—
47,597,233	01/08/18	Credit Suisse International	0.29%	Russell 2000® Index	5,276,843	—	(5,276,843)	—
397,369	11/06/17	Goldman Sachs International	0.26%	iShares® Russell 2000 ETF	41,793
23,078,604	01/08/18	Goldman Sachs International	0.61%	Russell 2000® Index	5,756,668
23,475,973					5,798,461	(5,798,461)	—	—
1,467,319	11/06/18	Morgan Stanley & Co. International plc	0.04%	iShares® Russell 2000 ETF	145,352
97,704,250	01/08/18	Morgan Stanley & Co. International plc	0.29%	Russell 2000® Index	3,743,297
99,171,569					3,888,649	(3,888,649)	—	—
37,103,185	11/06/17	Societe Generale	0.54%	Russell 2000® Index	5,296,845	—	(5,296,845)	—
15,605,951	11/06/18	UBS AG	0.29%	Russell 2000® Index	1,264,364	—	(1,264,364)	—
$281,071,862					$40,860,253

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

UltraPro Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2016:

Aerospace & Defense	1.0%
Air Freight & Logistics	0.4%
Airlines	0.3%
Auto Components	0.7%
Automobiles	0.0%*
Banks	6.9%
Beverages	0.1%
Biotechnology	2.8%
Building Products	0.7%
Capital Markets	0.9%
Chemicals	1.6%
Commercial Services & Supplies	1.5%
Communications Equipment	1.1%
Construction & Engineering	0.6%
Construction Materials	0.2%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRAPRO RUSSELL2000 URTY :: 127

Consumer Finance	0.3%
Containers & Packaging	0.1%
Distributors	0.1%
Diversified Consumer Services	0.6%
Diversified Financial Services	0.1%
Diversified Telecommunication Services	0.4%
Electric Utilities	0.7%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	1.7%
Energy Equipment & Services	0.7%
Equity Real Estate Investment Trusts (REITs)	4.4%
Food & Staples Retailing	0.4%
Food Products	0.8%
Gas Utilities	0.7%
Health Care Equipment & Supplies	1.9%
Health Care Providers & Services	1.2%
Health Care Technology	0.3%
Hotels, Restaurants & Leisure	1.9%
Household Durables	0.8%
Household Products	0.2%
Independent Power and Renewable Electricity Producers	0.3%
Industrial Conglomerates	0.0%*
Insurance	1.5%
Internet & Direct Marketing Retail	0.3%
Internet Software & Services	1.4%
IT Services	1.3%
Leisure Products	0.2%
Life Sciences Tools & Services	0.4%
Machinery	2.2%
Marine	0.1%
Media	1.0%
Metals & Mining	0.8%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Multiline Retail	0.1%
Multi-Utilities	0.3%
Oil, Gas & Consumable Fuels	1.5%
Paper & Forest Products	0.4%
Personal Products	0.2%
Pharmaceuticals	1.0%
Professional Services	0.8%
Real Estate Management & Development	0.3%
Road & Rail	0.3%
Semiconductors & Semiconductor Equipment	2.4%
Software	2.3%
Specialty Retail	1.6%
Technology Hardware, Storage & Peripherals	0.3%
Textiles, Apparel & Luxury Goods	0.5%
Thrifts & Mortgage Finance	1.4%
Tobacco	0.1%
Trading Companies & Distributors	0.7%
Transportation Infrastructure	0.0%*
Water Utilities	0.2%
Wireless Telecommunication Services	0.1%
Other[1]	38.7%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

128 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 71.4%
Chemicals — 58.2%
AdvanSix, Inc.*	2,147	$40,149
Air Products & Chemicals, Inc.	15,276	2,206,771
Albemarle Corp.	7,929	696,008
Ashland Global Holdings, Inc.	4,381	493,739
Axalta Coating Systems Ltd.*	15,182	401,108
Cabot Corp.	4,400	224,092
Celanese Corp., Series A	10,210	809,857
CF Industries Holdings, Inc.	16,446	475,947
Chemours Co. (The)	12,801	316,441
Chemtura Corp.*	4,459	146,924
Dow Chemical Co. (The)	79,490	4,429,183
Eastman Chemical Co.	10,420	782,750
Ecolab, Inc.	18,513	2,161,022
EI du Pont de Nemours & Co.	61,678	4,540,118
FMC Corp.	9,439	529,717
GCP Applied Technologies, Inc.*	5,004	140,112
HB Fuller Co.	3,547	166,674
Huntsman Corp.	13,945	271,649
Ingevity Corp.*	2,970	155,539
International Flavors & Fragrances, Inc.	5,615	679,696
LyondellBasell Industries NV, Class A	24,048	2,172,015
Minerals Technologies, Inc.	2,458	199,098
Monsanto Co.	30,868	3,170,452
Mosaic Co. (The)	24,704	701,594
NewMarket Corp.	652	272,803
Olin Corp.	11,651	302,926
PLATFORM SPECIALTY*	14,584	136,360
PolyOne Corp.	5,931	195,545
PPG Industries, Inc.	18,784	1,801,949
Praxair, Inc.	20,121	2,420,556
RPM International, Inc.	9,392	496,931
Scotts Miracle-Gro Co. (The), Class A	3,196	291,699
Sensient Technologies Corp.	3,159	246,686
Westlake Chemical Corp.	2,635	155,913
WR Grace & Co.	4,962	323,820
		32,555,843
Metals & Mining — 12.3%
Alcoa Corp.	10,310	298,681
Allegheny Technologies, Inc.	7,689	134,865
Carpenter Technology Corp.	3,288	117,612
Commercial Metals Co.	8,086	177,973
Compass Minerals International, Inc.	2,384	184,879
Freeport-McMoRan, Inc.*	86,204	1,323,231
Newmont Mining Corp.	37,430	1,214,229
Nucor Corp.	22,458	1,396,663
Investments	Shares	Value
Common Stocks (a) (continued)
Reliance Steel & Aluminum Co.	5,116	$414,908
Royal Gold, Inc.	4,604	320,623
Steel Dynamics, Inc.	17,196	610,114
Stillwater Mining Co.*	8,541	128,371
United States Steel Corp.	11,884	384,329
Worthington Industries, Inc.	3,109	174,974
		6,881,452
Oil, Gas & Consumable Fuels — 0.4%
CONSOL Energy, Inc.	12,463	256,488
Paper & Forest Products — 0.5%
Domtar Corp.	4,415	173,377
KapStone Paper and Packaging Corp.	6,199	126,646
		300,023
Total Common Stocks (Cost $40,408,932)		39,993,806
	Principal Amount
Short-Term Investment (a) — 8.1%
Repurchase Agreement (b) — 8.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $4,520,344 (Cost $4,520,312)	$4,520,312	4,520,312
Total Investments (Cost $44,929,244) — 79.5%		44,514,118
Other assets less liabilities — 20.5%		11,457,617
Net Assets — 100.0%		$55,971,735

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $6,104,687.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,930,653
Aggregate gross unrealized depreciation	(4,734,498)
Net unrealized depreciation	$(1,803,845)
Federal income tax cost of investments	$46,317,963

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA BASIC MATERIALS UYM :: 129

Swap Agreements1

Ultra Basic Materials had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$16,827,055	11/06/17	Bank of America NA	0.38%	iShares® U.S. Basic Materials ETF	$1,371,528
21,955,971	11/06/17	Bank of America NA	0.64%	Dow Jones U.S. Basic MaterialsSM Index	1,652,602
38,783,026					3,024,130	$(2,531,441)	$—	$492,689
1,514,147	11/06/17	Citibank NA	0.76%	Dow Jones U.S. Basic MaterialsSM Index	128,169	—	—	128,169
22,077,562	01/08/18	Credit Suisse International	0.84%	Dow Jones U.S. Basic MaterialsSM Index	5,545,848	—	(5,280,000)	265,848
336,187	11/06/17	Goldman Sachs International	0.96%	Dow Jones U.S. Basic MaterialsSM Index	48,070
466,622	01/08/18	Goldman Sachs International	0.49%	iShares® U.S. Basic Materials ETF	42,561
802,809					90,631	—	—	90,631
356,564	11/06/17	Morgan Stanley & Co. International plc	0.39%	iShares® U.S. Basic Materials ETF	29,917
711,548	11/06/17	Morgan Stanley & Co. International plc	0.84%	Dow Jones U.S. Basic MaterialsSM Index	97,092
1,068,112					127,009	—	—	127,009
5,291,377	11/06/17	Societe Generale	0.94%	Dow Jones U.S. Basic MaterialsSM Index	727,595	—	(580,000)	147,595
2,609,082	11/06/17	UBS AG	0.89%	Dow Jones U.S. Basic MaterialsSM Index	539,321	—	(365,000)	174,321
$72,146,115					$10,182,703

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

130 :: UYM ULTRA BASIC MATERIALS :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 76.0%
Biotechnology — 62.4%
ACADIA Pharmaceuticals, Inc.*	71,171	$1,920,905
Acceleron Pharma, Inc.*	22,269	750,243
Achillion Pharmaceuticals, Inc.*	80,962	335,183
Acorda Therapeutics, Inc.*	27,330	568,464
Adamas Pharmaceuticals, Inc.*	12,989	194,835
Aduro Biotech, Inc.*	38,357	437,270
Adverum Biotechnologies, Inc.*	24,493	69,805
Affimed NV*	19,701	39,402
Agios Pharmaceuticals, Inc.*	24,823	1,444,947
Akebia Therapeutics, Inc.*	22,516	193,863
Alder Biopharmaceuticals, Inc.*	29,727	700,071
Alexion Pharmaceuticals, Inc.*	106,007	12,995,398
Alkermes plc*	89,417	5,081,568
Alnylam Pharmaceuticals, Inc.*	50,778	2,227,631
AMAG Pharmaceuticals, Inc.*	20,231	671,669
Amarin Corp. plc, ADR*	147,439	477,702
Amgen, Inc.	157,078	22,630,227
Amicus Therapeutics, Inc.*	84,194	503,480
Anthera Pharmaceuticals, Inc.*	24,539	36,808
Applied Genetic Technologies Corp.*	10,685	98,302
Aquinox Pharmaceuticals, Inc.*	13,840	192,791
Ardelyx, Inc.*	27,989	414,237
Arena Pharmaceuticals, Inc.*	144,092	208,933
ARIAD Pharmaceuticals, Inc.*	114,152	1,538,769
Array BioPharma, Inc.*	99,441	804,975
Arrowhead Pharmaceuticals, Inc.*	41,313	59,491
Atara Biotherapeutics, Inc.*	17,066	338,760
aTyr Pharma, Inc.*	14,050	43,555
Bellicum Pharmaceuticals, Inc.*	16,022	287,274
BioCryst Pharmaceuticals, Inc.*	43,657	244,043
Biogen, Inc.*	87,402	25,702,306
BioMarin Pharmaceutical, Inc.*	100,933	8,642,893
Bluebird Bio, Inc.*	22,017	1,328,726
Blueprint Medicines Corp.*	16,161	474,649
Cara Therapeutics, Inc.*	16,161	145,449
Cascadian Therapeutics, Inc.*	13,356	74,925
Celgene Corp.*	250,260	29,658,313
Celldex Therapeutics, Inc.*	59,558	226,916
ChemoCentryx, Inc.*	28,292	221,809
Chiasma, Inc.*	14,427	28,133
Chimerix, Inc.*	27,375	133,864
China Biologic Products, Inc.*	15,929	1,907,020
Clovis Oncology, Inc.*	22,806	781,562
Coherus Biosciences, Inc.*	25,696	691,222
Concert Pharmaceuticals, Inc.*	13,166	119,021
Curis, Inc.*	76,691	221,637
DBV Technologies SA, ADR*	14,000	511,280
Dicerna Pharmaceuticals, Inc.*	12,293	36,633
Eagle Pharmaceuticals, Inc.*	9,262	731,327
Investments	Shares	Value
Common Stocks (a) (continued)
Enanta Pharmaceuticals, Inc.*	11,276	$354,517
Epizyme, Inc.*	34,331	381,074
Esperion Therapeutics, Inc.*	13,358	141,060
Exelixis, Inc.*	169,007	2,859,598
FibroGen, Inc.*	37,192	823,803
Five Prime Therapeutics, Inc.*	16,789	965,703
Flexion Therapeutics, Inc.*	16,302	268,983
Foundation Medicine, Inc.*	20,688	425,138
Genomic Health, Inc.*	19,774	601,723
Geron Corp.*	94,265	192,301
Gilead Sciences, Inc.	340,811	25,117,771
Grifols SA, ADR	86,528	1,352,433
Halozyme Therapeutics, Inc.*	76,657	905,319
Immune Design Corp.*	15,051	110,625
ImmunoGen, Inc.*	51,726	92,072
Immunomedics, Inc.*	62,689	201,859
Incyte Corp.*	110,920	11,346,007
Infinity Pharmaceuticals, Inc.*	29,373	34,073
Inotek Pharmaceuticals Corp.*	15,952	102,093
Inovio Pharmaceuticals, Inc.*	43,566	308,447
Insmed, Inc.*	36,653	500,313
Insys Therapeutics, Inc.*	42,409	500,002
Intercept Pharmaceuticals, Inc.*	14,647	1,481,105
Ionis Pharmaceuticals, Inc.*	71,625	3,134,310
Ironwood Pharmaceuticals, Inc.*	76,964	1,201,023
Juno Therapeutics, Inc.*	62,657	1,256,273
Karyopharm Therapeutics, Inc.*	24,171	223,098
Kite Pharma, Inc.*	29,378	1,496,222
Lexicon Pharmaceuticals, Inc.*	61,524	937,011
Ligand Pharmaceuticals, Inc.*	12,353	1,289,653
Lion Biotechnologies, Inc.*	34,666	230,529
MacroGenics, Inc.*	20,574	533,484
MannKind Corp.*	283,167	133,230
Merrimack Pharmaceuticals, Inc.*	76,555	421,818
Momenta Pharmaceuticals, Inc.*	41,904	592,942
Myriad Genetics, Inc.*	40,952	683,489
NantKwest, Inc.*	48,757	318,871
Neurocrine Biosciences, Inc.*	51,386	2,386,880
NewLink Genetics Corp.*	17,160	190,133
Novavax, Inc.*	160,636	194,370
OncoMed Pharmaceuticals, Inc.*	21,936	186,237
Ophthotech Corp.*	21,084	646,225
Osiris Therapeutics, Inc.*	20,407	121,422
Otonomy, Inc.*	17,870	303,790
OvaScience, Inc.*	21,064	70,564
PDL BioPharma, Inc.	98,058	214,747
Portola Pharmaceuticals, Inc.*	33,469	602,107
Progenics Pharmaceuticals, Inc.*	41,454	371,013
Pronai Therapeutics, Inc.*	17,962	23,889
Prothena Corp. plc*	20,375	1,202,532
PTC Therapeutics, Inc.*	20,287	225,997

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY BIB :: 131

Investments	Shares	Value
Common Stocks (a) (continued)
Radius Health, Inc.*	25,520	$1,358,174
Regeneron Pharmaceuticals, Inc.*	59,587	22,597,774
Regulus Therapeutics, Inc.*	31,288	76,656
Repligen Corp.*	20,013	644,419
Retrophin, Inc.*	21,757	445,366
Rigel Pharmaceuticals, Inc.*	56,029	145,675
Sage Therapeutics, Inc.*	21,992	1,102,019
Sangamo BioSciences, Inc.*	41,831	133,859
Sarepta Therapeutics, Inc.*	32,027	1,097,245
Seattle Genetics, Inc.*	82,905	5,373,073
Seres Therapeutics, Inc.*	23,855	238,311
Shire plc, ADR	52,293	9,130,358
Spark Therapeutics, Inc.*	18,139	997,826
Spectrum Pharmaceuticals, Inc.*	47,515	185,784
Synergy Pharmaceuticals, Inc.*	106,295	559,112
TESARO, Inc.*	30,306	4,112,221
Tokai Pharmaceuticals, Inc.*	13,408	13,810
Trevena, Inc.*	30,907	169,370
Ultragenyx Pharmaceutical, Inc.*	23,360	1,828,854
uniQure NV*	14,701	92,322
United Therapeutics Corp.*	25,747	3,234,081
Vanda Pharmaceuticals, Inc.*	25,639	421,762
Versartis, Inc.*	20,399	253,968
Vertex Pharmaceuticals, Inc.*	141,171	11,520,965
Vital Therapies, Inc.*	18,683	95,283
XBiotech, Inc.*	19,217	268,846
Xencor, Inc.*	24,256	619,983
Zafgen, Inc.*	16,189	54,719
		262,177,999
Health Care Equipment & Supplies — 0.1%
Cerus Corp.*	60,840	317,585
Life Sciences Tools & Services — 5.2%
Albany Molecular Research, Inc.*	25,394	427,889
Bio-Techne Corp.	22,093	2,327,718
Compugen Ltd.*	30,155	182,438
Illumina, Inc.*	79,256	10,552,144
INC Research Holdings, Inc., Class A*	31,626	1,565,487
Luminex Corp.*	25,796	524,432
NanoString Technologies, Inc.*	11,748	258,456
Pacific Biosciences of California, Inc.*	54,421	414,144
PRA Health Sciences, Inc.*	36,094	1,938,970
QIAGEN NV*	138,246	3,776,881
		21,968,559
Pharmaceuticals — 8.3%
Aerie Pharmaceuticals, Inc.*	19,695	731,669
Akorn, Inc.*	74,653	1,584,137
Investments	Shares	Value
Common Stocks (a) (continued)
Alcobra Ltd.*	16,326	$31,183
Amphastar Pharmaceuticals, Inc.*	26,728	541,777
ANI Pharmaceuticals, Inc.*	6,820	401,903
Aratana Therapeutics, Inc.*	20,978	149,573
Cempra, Inc.*	30,796	200,174
Collegium Pharmaceutical, Inc.*	16,939	280,510
Concordia International Corp.	30,218	77,660
Depomed, Inc.*	36,350	694,285
Dermira, Inc.*	20,957	670,205
Durect Corp.*	81,394	106,626
Egalet Corp.*	14,883	100,163
Endo International plc*	131,954	2,112,583
Endocyte, Inc.*	25,034	66,590
Flamel Technologies SA, ADR*	23,898	253,797
Flex Pharma, Inc.*	10,644	65,461
Foamix Pharmaceuticals Ltd.*	21,680	199,239
GW Pharmaceuticals plc, ADR*	11,119	1,241,436
Horizon Pharma plc*	95,311	1,887,158
Impax Laboratories, Inc.*	43,749	632,173
Innoviva, Inc.*	65,869	681,085
Jazz Pharmaceuticals plc*	35,855	3,715,654
KemPharm, Inc.*	8,677	31,237
Medicines Co. (The)*	41,798	1,467,110
Mylan NV*	314,968	11,530,978
Nektar Therapeutics*	89,849	1,103,795
Neos Therapeutics, Inc.*	9,520	67,592
Neuroderm Ltd.*	12,824	209,031
Ocular Therapeutix, Inc.*	14,703	136,591
Omeros Corp.*	25,337	311,392
Orexigen Therapeutics, Inc.*	8,640	16,934
Pacira Pharmaceuticals, Inc.*	22,082	703,312
Revance Therapeutics, Inc.*	16,873	282,623
SciClone Pharmaceuticals, Inc.*	29,582	294,341
Sucampo Pharmaceuticals, Inc., Class A*	27,142	441,057
Supernus Pharmaceuticals, Inc.*	29,326	631,975
Teligent, Inc.*	31,451	226,133
Tetraphase Pharmaceuticals, Inc.*	21,738	91,082
Theravance Biopharma, Inc.*	28,344	789,097
Zogenix, Inc.*	14,685	185,031
		34,944,352
Total Common Stocks (Cost $394,237,345)		319,408,495

See accompanying notes to the financial statements.

132 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investment (a) — 39.8%
Repurchase Agreement (b) — 39.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $167,068,397 (Cost $167,067,176)	$167,067,176	$167,067,176
Total Investments (Cost $561,304,521) — 115.8%		486,475,671
Liabilities less other assets — (15.8%)		(66,359,305)
Net Assets — 100.0%		$420,116,366

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $156,856,991.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,892,514
Aggregate gross unrealized depreciation	(89,973,380)
Net unrealized depreciation	$(78,080,866)
Federal income tax cost of investments	$564,556,537

Swap Agreements1

Ultra Nasdaq Biotechnology had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$31,336,965	11/06/17	Bank of America NA	0.59%	NASDAQ Biotechnology Index®	$(22,848,051)
124,473,990	11/06/18	Bank of America NA	0.16%	iShares® Nasdaq Biotechnology ETF	3,515,055
155,810,955					(19,332,996)	$18,572,856	$760,140	$—
20,369,789	11/06/17	Citibank NA	0.61%	NASDAQ Biotechnology Index®	(6,229,273)	5,981,141	248,132	—
58,519,631	11/06/17	Credit Suisse International	0.74%	NASDAQ Biotechnology Index®	(2,562,029)	2,435,175	126,854	—
8,146,081	01/06/17	Goldman Sachs International	0.96%	NASDAQ Biotechnology Index®	(687,032)	686,918	114	—
11,457,533	11/06/17	Morgan Stanley & Co. International plc	0.64%	NASDAQ Biotechnology Index®	(7,902,797)
11,880,663	11/06/17	Morgan Stanley & Co. International plc	0.14%	iShares® Nasdaq Biotechnology ETF	(579,745)
23,338,196					(8,482,542)	7,952,280	530,262	—
216,919,908	07/06/17	Societe Generale	0.44%	NASDAQ Biotechnology Index®	(26,834,710)	26,619,818	214,892	—
39,155,205	11/06/17	UBS AG	0.04%	NASDAQ Biotechnology Index®	(3,803,356)	3,765,031	38,325	—
$522,259,765					$(67,931,938)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY BIB :: 133

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

134 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 69.9%
Auto Components — 2.4%
Adient plc*	282	$15,104
Autoliv, Inc.	260	26,900
BorgWarner, Inc.	594	21,146
Cooper Tire & Rubber Co.	160	6,128
Dana, Inc.	423	7,144
Delphi Automotive plc	805	51,520
Gentex Corp.	846	15,642
Goodyear Tire & Rubber Co. (The)	774	23,754
Lear Corp.	211	27,327
Tenneco, Inc.*	167	9,845
Visteon Corp.	100	7,867
		212,377
Automobiles — 4.5%
Ford Motor Co.	11,516	137,731
General Motors Co.	4,194	144,819
Harley-Davidson, Inc.	528	32,150
Tesla Motors, Inc.*	363	68,752
Thor Industries, Inc.	141	14,181
		397,633
Beverages — 13.1%
Brown-Forman Corp., Class A	170	8,031
Brown-Forman Corp., Class B	538	24,398
Coca-Cola Co. (The)	11,463	462,532
Constellation Brands, Inc., Class A	523	79,046
Dr Pepper Snapple Group, Inc.	547	47,447
Molson Coors Brewing Co., Class B	544	53,328
Monster Beverage Corp.*	1,196	53,521
PepsiCo, Inc.	4,247	425,125
		1,153,428
Commercial Services & Supplies — 0.1%
Herman Miller, Inc.	177	5,752
HNI Corp.	131	6,913
		12,665
Distributors — 1.0%
Genuine Parts Co.	439	42,245
LKQ Corp.*	906	29,744
Pool Corp.	124	12,476
		84,465
Diversified Financial Services — 0.2%
Leucadia National Corp.	957	21,073
Food Products — 12.2%
Archer-Daniels-Midland Co.	1,717	74,226
B&G Foods, Inc.	196	8,389
Bunge Ltd.	411	28,063
Investments	Shares	Value
Common Stocks (a) (continued)
Campbell Soup Co.	574	$32,655
Conagra Brands, Inc.	1,230	45,129
Darling Ingredients, Inc.*	486	6,566
Dean Foods Co.	267	5,303
Flowers Foods, Inc.	537	8,334
General Mills, Inc.	1,762	107,376
Hain Celestial Group, Inc. (The)*	305	11,953
Hershey Co. (The)	414	40,009
Hormel Foods Corp.	797	27,289
Ingredion, Inc.	213	25,002
JM Smucker Co. (The)	344	43,327
Kellogg Co.	744	53,568
Kraft Heinz Co. (The)	1,758	143,541
Lamb Weston Holdings, Inc.*	410	13,727
Lancaster Colony Corp.	57	7,724
McCormick & Co., Inc. (Non-Voting)	339	30,917
Mead Johnson Nutrition Co.	545	39,289
Mondelez International, Inc., Class A	4,590	189,291
Pinnacle Foods, Inc.	348	17,247
Post Holdings, Inc.*	191	14,579
Snyder's-Lance, Inc.	252	9,389
TreeHouse Foods, Inc.*	167	11,576
Tyson Foods, Inc., Class A	878	49,879
WhiteWave Foods Co. (The)*	523	28,812
		1,073,160
Household Durables — 3.6%
CalAtlantic Group, Inc.	220	7,346
DR Horton, Inc.	1,000	27,720
Harman International Industries, Inc.	206	22,530
Helen of Troy Ltd.*	82	6,978
Leggett & Platt, Inc.	394	18,936
Lennar Corp., Class A	554	23,567
Lennar Corp., Class B	29	983
Mohawk Industries, Inc.*	186	36,724
Newell Brands, Inc.	1,423	66,895
NVR, Inc.*	11	17,545
PulteGroup, Inc.	913	17,219
Tempur Sealy International, Inc.*	150	9,495
Toll Brothers, Inc.*	445	13,199
Tupperware Brands Corp.	149	8,260
Whirlpool Corp.	223	36,224
		313,621
Household Products — 11.8%
Church & Dwight Co., Inc.	760	33,280
Clorox Co. (The)	382	44,144
Colgate-Palmolive Co.	2,631	171,620
Energizer Holdings, Inc.	183	8,211
Kimberly-Clark Corp.	1,061	122,662

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA CONSUMER GOODS UGE :: 135

Investments	Shares	Value
Common Stocks (a) (continued)
Procter & Gamble Co. (The)	7,875	$649,373
Spectrum Brands Holdings, Inc.	72	8,632
		1,037,922
Leisure Products — 1.1%
Brunswick Corp.	266	13,332
Hasbro, Inc.	333	28,435
Mattel, Inc.	1,005	31,728
Polaris Industries, Inc.	176	15,287
Vista Outdoor, Inc.*	178	7,147
		95,929
Machinery — 1.4%
Middleby Corp. (The)*	170	23,287
Snap-on, Inc.	171	28,591
Stanley Black & Decker, Inc.	444	52,672
WABCO Holdings, Inc.*	155	15,269
		119,819
Personal Products — 1.0%
Avon Products, Inc.*	1,290	6,927
Edgewell Personal Care Co.*	174	13,770
Estee Lauder Cos., Inc. (The), Class A	652	50,661
Herbalife Ltd.*	206	10,100
Nu Skin Enterprises, Inc., Class A	155	8,088
		89,546
Software — 1.8%
Activision Blizzard, Inc.	2,013	73,696
Electronic Arts, Inc.*	888	70,365
Take-Two Interactive Software, Inc.*	254	12,505
		156,566
Textiles, Apparel & Luxury Goods — 5.4%
Carter's, Inc.	148	13,511
Coach, Inc.	823	29,949
Deckers Outdoor Corp.*	95	5,651
Fossil Group, Inc.*	124	4,144
G-III Apparel Group Ltd.*	122	3,314
Hanesbrands, Inc.	1,115	25,901
Kate Spade & Co.*	378	5,613
lululemon athletica, Inc.*	315	17,952
Michael Kors Holdings Ltd.*	499	23,198
NIKE, Inc., Class B	3,979	199,229
PVH Corp.	237	25,108
Ralph Lauren Corp.	166	17,365
Investments	Shares	Value
Common Stocks (a) (continued)
Skechers U.S.A., Inc., Class A*	393	$8,953
Steven Madden Ltd.*	163	6,039
Under Armour, Inc., Class A*	541	16,663
Under Armour, Inc., Class C*	544	14,024
VF Corp.	979	53,365
Wolverine World Wide, Inc.	293	6,601
		476,580
Tobacco — 10.3%
Altria Group, Inc.	5,766	368,621
Philip Morris International, Inc.	4,578	404,146
Reynolds American, Inc.	2,443	132,166
		904,933
Total Common Stocks (Cost $6,701,811)		6,149,717
	Principal Amount
Short-Term Investment (a) — 13.1%
Repurchase Agreement (b) — 13.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $1,155,022 (Cost $1,155,014)	$1,155,014	1,155,014
Total Investments (Cost $7,856,825) — 83.0%		7,304,731
Other assets less liabilities — 17.0%		1,500,581
Net Assets — 100.0%		$8,805,312

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $3,834,122.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,652
Aggregate gross unrealized depreciation	(602,613)
Net unrealized depreciation	$(568,961)
Federal income tax cost of investments	$7,873,692
See accompanying notes to the financial statements.

136 :: UGE ULTRA CONSUMER GOODS :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Consumer Goods had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$104,697	01/08/18	Bank of America NA	0.74%	Dow Jones U.S. Consumer GoodsSM Index	$41,484
788,228	01/08/18	Bank of America NA	0.43%	iShares® U.S. Consumer Goods ETF	(38,411)
892,925					3,073	$—	$—	$3,073
4,806,960	01/08/18	Citibank NA	0.76%	Dow Jones U.S. Consumer GoodsSM Index	264,835	(264,835)	—	—
425,096	11/06/17	Credit Suisse International	0.84%	Dow Jones U.S. Consumer GoodsSM Index	(28,424)	20,017	8,407	—
546,518	01/08/18	Deutsche Bank AG	0.56%	Dow Jones U.S. Consumer GoodsSM Index	831,375	—	(831,375)	—
587,709	11/06/17	Goldman Sachs International	0.96%	Dow Jones U.S. Consumer GoodsSM Index	43,835	—	—	43,835
512,804	11/06/17	Morgan Stanley & Co. International plc	0.44%	Dow Jones U.S. Consumer GoodsSM Index	(19,448)
2,568,752	11/06/18	Morgan Stanley & Co. International plc	(0.01)%	iShares® U.S. Consumer Goods ETF	(41,554)
3,081,556					(61,002)	—	61,002	—
685,899	01/08/18	Societe Generale	0.94%	Dow Jones U.S. Consumer GoodsSM Index	51,578	—	(10,000)	41,578
462,752	11/06/18	UBS AG	0.89%	Dow Jones U.S. Consumer GoodsSM Index	(9,370)	—	9,370	—
$11,489,415					$1,095,900

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA CONSUMER GOODS UGE :: 137

Investments	Shares	Value
Common Stocks (a) — 74.1%
Airlines — 3.3%
Alaska Air Group, Inc.	711	$58,494
Allegiant Travel Co.	75	12,255
American Airlines Group, Inc.	3,059	142,060
Delta Air Lines, Inc.	4,324	208,330
JetBlue Airways Corp.*	1,868	37,528
Southwest Airlines Co.	3,581	166,911
Spirit Airlines, Inc.*	404	22,462
United Continental Holdings, Inc.*	1,694	116,801
		764,841
Commercial Services & Supplies — 0.4%
Copart, Inc.*	562	30,753
KAR Auction Services, Inc.	796	33,559
Rollins, Inc.	555	17,832
		82,144
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc.*	252	17,343
DeVry Education Group, Inc.	328	9,791
Graham Holdings Co., Class B	27	13,223
Grand Canyon Education, Inc.*	272	15,531
H&R Block, Inc.	1,265	28,032
Houghton Mifflin Harcourt Co.*	586	6,475
Service Corp. International	1,118	30,175
ServiceMaster Global Holdings, Inc.*	782	29,888
Sotheby's*	277	10,820
		161,278
Electronic Equipment, Instruments & Components — 0.1%
Dolby Laboratories, Inc., Class A	319	14,722
Food & Staples Retailing — 10.4%
Casey's General Stores, Inc.	226	27,222
Costco Wholesale Corp.	2,529	379,628
CVS Health Corp.	6,156	473,335
Kroger Co. (The)	5,479	176,972
Rite Aid Corp.*	6,056	48,206
Sprouts Farmers Market, Inc.*	805	16,108
Sysco Corp.	2,949	157,034
United Natural Foods, Inc.*	291	13,662
Walgreens Boots Alliance, Inc.	4,936	418,227
Wal-Mart Stores, Inc.	8,751	616,333
Whole Foods Market, Inc.	1,841	55,948
		2,382,675
Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	966	75,338
Cardinal Health, Inc.	1,839	130,588
Chemed Corp.	93	13,854
Investments	Shares	Value
Common Stocks (a) (continued)
McKesson Corp.	1,303	$187,385
VCA, Inc.*	467	29,234
		436,399
Hotels, Restaurants & Leisure — 10.8%
Aramark	1,408	48,449
Bloomin' Brands, Inc.	608	11,309
Brinker International, Inc.	287	15,243
Buffalo Wild Wings, Inc.*	106	17,872
Carnival Corp.	2,499	128,474
Cheesecake Factory, Inc. (The)	258	15,266
Chipotle Mexican Grill, Inc.*	168	66,583
Choice Hotels International, Inc.	207	10,650
Cracker Barrel Old Country Store, Inc.	138	22,458
Darden Restaurants, Inc.	729	53,436
Domino's Pizza, Inc.	279	46,883
Dunkin' Brands Group, Inc.	530	28,774
Hilton Worldwide Holdings, Inc.	3,314	83,082
Hyatt Hotels Corp., Class A*	133	6,828
Jack in the Box, Inc.	189	19,660
Las Vegas Sands Corp.	2,111	132,296
Marriott International, Inc., Class A	1,842	145,113
Marriott Vacations Worldwide Corp.	140	10,870
McDonald's Corp.	4,927	587,643
MGM Resorts International*	2,743	78,751
Norwegian Cruise Line Holdings Ltd.*	944	37,581
Panera Bread Co., Class A*	129	27,362
Royal Caribbean Cruises Ltd.	969	78,460
Six Flags Entertainment Corp.	499	28,762
Starbucks Corp.	8,467	490,832
Texas Roadhouse, Inc.	370	17,349
Vail Resorts, Inc.	230	36,432
Wendy's Co. (The)	1,176	14,782
Wyndham Worldwide Corp.	634	45,642
Wynn Resorts Ltd.	458	46,711
Yum! Brands, Inc.	2,013	127,604
		2,481,157
Internet & Direct Marketing Retail — 11.6%
Amazon.com, Inc.*	2,272	1,705,295
Expedia, Inc.	696	86,339
Groupon, Inc.*	2,322	9,218
HSN, Inc.	184	7,010
Liberty Expedia Holdings, Inc., Class A*	312	13,716
Liberty Interactive Corp. QVC Group, Class A*	2,450	50,740
Liberty TripAdvisor Holdings, Inc., Class A*	416	6,677
Liberty Ventures, Series A*	460	17,949

See accompanying notes to the financial statements.

138 :: UCC ULTRA CONSUMER SERVICES :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Netflix, Inc.*	2,475	$289,575
Priceline Group, Inc. (The)*	287	431,556
Shutterfly, Inc.*	196	9,931
TripAdvisor, Inc.*	660	31,865
		2,659,871
Internet Software & Services (b) — 0.0%
Yelp, Inc.*	344	12,797
IT Services (b) — 0.0%
Acxiom Corp.*	447	11,859
Media — 17.4%
AMC Networks, Inc., Class A*	346	19,116
Cable One, Inc.	27	15,959
CBS Corp., Class A	44	2,731
CBS Corp. (Non-Voting), Class B	2,349	142,631
Charter Communications, Inc., Class A*	1,251	344,413
Cinemark Holdings, Inc.	611	24,342
Comcast Corp., Class A	13,870	964,104
Discovery Communications, Inc., Class A*	871	23,595
Discovery Communications, Inc., Class C*	1,295	34,240
DISH Network Corp., Class A*	1,307	75,087
Gannett Co., Inc.	673	6,420
Interpublic Group of Cos., Inc. (The)	2,313	55,674
John Wiley & Sons, Inc., Class A	258	14,151
Liberty Broadband Corp., Class A*	151	10,499
Liberty Broadband Corp., Class C*	389	27,740
Liberty Global plc, Series C*	3,722	113,335
Liberty Global plc, Class A*	1,533	48,014
Liberty Global plc LiLAC, Class A*	294	6,344
Liberty Global plc LiLAC, Class C*	700	14,819
Liberty Media Corp-Liberty Media, Class A*	127	3,974
Liberty Media Corp-Liberty Media, Class C*	254	7,912
Liberty Media Corp-Liberty SiriusXM, Class A*	502	18,223
Liberty Media Corp-Liberty SiriusXM, Class C*	1,016	36,332
Lions Gate Entertainment Corp.	622	14,555
Live Nation Entertainment, Inc.*	762	21,092
Madison Square Garden Co. (The), Class A*	86	14,933
Meredith Corp.	211	11,721
New York Times Co. (The), Class A	703	9,139
News Corp., Class A	2,197	25,397
News Corp., Class B	692	8,269
Omnicom Group, Inc.	1,366	118,760
Regal Entertainment Group, Class A	607	13,906
Investments	Shares	Value
Common Stocks (a) (continued)
Scripps Networks Interactive, Inc., Class A	550	$38,093
Sinclair Broadcast Group, Inc., Class A	376	12,239
Sirius XM Holdings, Inc.	10,138	46,331
Starz, Class A*	478	16,185
TEGNA, Inc.	1,237	27,746
Time Warner, Inc.	4,491	412,364
Time, Inc.	578	9,364
Tribune Media Co., Class A	446	16,016
Twenty-First Century Fox, Inc., Class A	6,143	172,680
Twenty-First Century Fox, Inc., Class B	2,812	78,905
Viacom, Inc., Class A	54	2,245
Viacom, Inc., Class B	2,005	75,147
Walt Disney Co. (The)	8,536	846,088
		4,000,830
Multiline Retail — 3.1%
Big Lots, Inc.	256	12,956
Dillard's, Inc., Class A	152	10,869
Dollar General Corp.	1,496	115,671
Dollar Tree, Inc.*	1,361	119,986
JC Penney Co., Inc.*	1,777	16,828
Kohl's Corp.	1,037	55,822
Macy's, Inc.	1,781	75,158
Nordstrom, Inc.	671	37,522
Target Corp.	3,319	256,360
		701,172
Professional Services — 0.8%
Dun & Bradstreet Corp. (The)	210	25,561
IHS Markit Ltd.*	1,908	68,574
Nielsen Holdings plc	1,939	83,571
		177,706
Road & Rail — 0.1%
Avis Budget Group, Inc.*	507	19,413
Hertz Global Holdings, Inc.*	432	10,878
		30,291
Specialty Retail — 13.4%
Aaron's, Inc.	374	10,891
Abercrombie & Fitch Co., Class A	391	5,619
Advance Auto Parts, Inc.	425	72,131
American Eagle Outfitters, Inc.	986	16,328
Asbury Automotive Group, Inc.*	114	6,697
Ascena Retail Group, Inc.*	963	5,817
AutoNation, Inc.*	383	17,105
AutoZone, Inc.*	169	132,357
Bed Bath & Beyond, Inc.	891	39,926

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA CONSUMER SERVICES UCC :: 139

Investments	Shares	Value
Common Stocks (a) (continued)
Best Buy Co., Inc.	1,594	$72,846
Burlington Stores, Inc.*	413	36,311
Cabela's, Inc.*	296	18,423
CarMax, Inc.*	1,105	63,858
Chico's FAS, Inc.	762	11,666
CST Brands, Inc.	437	20,989
Dick's Sporting Goods, Inc.	508	30,008
DSW, Inc., Class A	440	10,454
Five Below, Inc.*	317	12,477
Foot Locker, Inc.	781	55,974
GameStop Corp., Class A	600	14,814
Gap, Inc. (The)	1,265	31,587
Genesco, Inc.*	120	7,584
GNC Holdings, Inc., Class A	395	5,708
Group 1 Automotive, Inc.	115	8,348
Home Depot, Inc. (The)	7,133	923,010
L Brands, Inc.	1,387	97,395
Lithia Motors, Inc., Class A	135	12,406
Lowe's Cos., Inc.	5,050	356,278
Murphy USA, Inc.*	213	14,524
Office Depot, Inc.	3,140	15,292
O'Reilly Automotive, Inc.*	548	150,426
Ross Stores, Inc.	2,290	154,781
Sally Beauty Holdings, Inc.*	845	22,131
Signet Jewelers Ltd.	436	39,802
Staples, Inc.	3,755	36,311
Tiffany & Co.	620	51,138
TJX Cos., Inc. (The)	3,791	296,987
Tractor Supply Co.	772	57,954
Ulta Salon Cosmetics & Fragrance, Inc.*	338	87,711
Urban Outfitters, Inc.*	514	16,242
Williams-Sonoma, Inc.	474	25,966
		3,066,272
Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc.*	345	16,004
Herc Holdings, Inc.*	4	159
		16,163
Total Common Stocks (Cost $18,364,537)		17,000,177
Investments	Principal Amount	Value
Short-Term Investment (a) — 11.0%
Repurchase Agreement (c) — 11.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $2,517,802 (Cost $2,517,783)	$2,517,783	$2,517,783
Total Investments (Cost $20,882,320) — 85.1%		19,517,960
Other assets less liabilities — 14.9%		3,427,839
Net Assets — 100.0%		$22,945,799

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $5,798,651.

(b)  Represents less than 0.05% of net assets.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$450,287
Aggregate gross unrealized depreciation	(1,963,958)
Net unrealized depreciation	$(1,513,671)
Federal income tax cost of investments	$21,031,631

See accompanying notes to the financial statements.

140 :: UCC ULTRA CONSUMER SERVICES :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Consumer Services had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$3,511,580	01/06/17	Bank of America NA	0.79%	Dow Jones U.S. Consumer ServicesSM Index	$66,562
5,250,124	11/06/18	Bank of America NA	0.43%	iShares® U.S. Consumer Services ETF	297,213
8,761,704					363,775	$(306,601)	$—	$57,174
1,806,081	11/06/17	Citibank NA	0.76%	Dow Jones U.S. Consumer ServicesSM Index	978,471	(825,500)	(2,087)	150,884
12,201,551	01/08/18	Credit Suisse International	0.84%	Dow Jones U.S. Consumer ServicesSM Index	452,021	—	(360,713)	91,308
329,026	01/08/18	Deutsche Bank AG	0.26%	iShares® U.S. Consumer Services ETF	70,335
659,315	01/08/18	Deutsche Bank AG	0.66%	Dow Jones U.S. Consumer ServicesSM Index	725,072
988,341					795,407	—	(795,407)	—
603,901	01/08/18	Goldman Sachs International	0.49%	iShares® U.S. Consumer Services ETF	68,971
1,424,879	11/06/17	Goldman Sachs International	0.96%	Dow Jones U.S. Consumer ServicesSM Index	155,689
2,028,780					224,660	—	—	224,660
837,094	11/06/18	Morgan Stanley & Co. International plc	(0.01)%	iShares® U.S. Consumer Services ETF	38,821
1,050,158	11/06/17	Morgan Stanley & Co. International plc	0.44%	Dow Jones U.S. Consumer ServicesSM Index	13,451
1,887,252					52,272	(413)	—	51,859
514,628	11/06/17	Societe Generale	0.94%	Dow Jones U.S. Consumer ServicesSM Index	84,395	—	(10,000)	74,395
764,198	11/06/17	UBS AG	0.89%	Dow Jones U.S. Consumer ServicesSM Index	107,621	—	—	107,621
$28,952,535					$3,058,622

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA CONSUMER SERVICES UCC :: 141

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 78.0%
Aflac, Inc. (Insurance)	0.5%	55,390	$3,953,738
Allstate Corp. (The) (Insurance)	0.5%	50,235	3,512,431
American Express Co. (Consumer Finance)	1.0%	104,940	7,559,878
American International Group, Inc. (Insurance)	1.2%	137,553	8,711,231
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	0.8%	57,542	5,884,820
Aon plc (Insurance)	0.5%	35,919	4,098,358
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	18,570	3,054,579
Bank of America Corp. (Banks)	3.9%	1,380,062	29,146,909
Bank of New York Mellon Corp. (The) (Capital Markets)	0.9%	144,389	6,846,926
BB&T Corp. (Banks)	0.7%	110,150	4,984,288
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	5.4%	256,767	40,425,396
BlackRock, Inc. (Capital Markets)	0.8%	16,500	6,118,035
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.3%	20,785	2,574,846
Capital One Financial Corp. (Consumer Finance)	0.8%	68,440	5,751,698
Charles Schwab Corp. (The) (Capital Markets)	0.8%	162,816	6,294,467
Chubb Ltd. (Insurance)	1.1%	62,896	8,050,688
Citigroup, Inc. (Banks)	2.9%	392,913	22,156,364
CME Group, Inc. (Capital Markets)	0.7%	45,825	5,174,101
Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	0.5%	48,767	4,070,094
Discover Financial Services (Consumer Finance)	0.5%	54,585	3,699,225
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	9,612	3,256,161
Equity Residential (Equity Real Estate Investment Trusts (REITs))	0.4%	49,437	2,966,714
Fifth Third Bancorp (Banks)	0.4%	103,642	2,696,765
Goldman Sachs Group, Inc. (The) (Capital Markets)	1.5%	50,995	11,182,694
Intercontinental Exchange, Inc. (Capital Markets)	0.6%	80,556	4,462,802
JPMorgan Chase & Co. (Banks)	5.2%	488,472	39,160,800
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
KeyCorp (Banks)	0.3%	146,350	$2,533,319
M&T Bank Corp. (Banks)	0.4%	21,201	3,051,672
Marsh & McLennan Cos., Inc. (Insurance)	0.6%	70,085	4,857,591
Mastercard, Inc., Class A (IT Services)	1.8%	129,683	13,253,602
MetLife, Inc. (Insurance)	1.1%	148,608	8,174,926
Morgan Stanley (Capital Markets)	1.1%	199,081	8,233,990
PNC Financial Services Group, Inc. (The) (Banks)	1.0%	66,456	7,346,046
Progressive Corp. (The) (Insurance)	0.3%	78,696	2,620,577
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	0.5%	71,263	3,627,287
Prudential Financial, Inc. (Insurance)	0.8%	59,098	5,945,259
Public Storage (Equity Real Estate Investment Trusts (REITs))	0.6%	20,167	4,220,953
S&P Global, Inc. (Capital Markets)	0.6%	35,702	4,248,181
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1.0%	42,495	7,634,227
State Street Corp. (Capital Markets)	0.5%	49,580	3,906,904
SunTrust Banks, Inc. (Banks)	0.5%	67,809	3,522,678
Synchrony Financial (Consumer Finance)	0.5%	107,138	3,702,689
Travelers Cos., Inc. (The) (Insurance)	0.6%	38,986	4,419,063
US Bancorp (Banks)	1.5%	217,574	10,796,022
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	47,515	2,870,856
Visa, Inc., Class A (IT Services)	2.6%	255,115	19,725,492
Wells Fargo & Co. (Banks)	4.3%	614,108	32,498,595
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	48,403	3,038,740
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	0.4%	101,256	3,121,722
Other Common Stocks	23.5%	5,424,344	179,733,871
Total Common Stocks (Cost $494,384,486)			588,878,270
Master Limited Partnership — 0.1%
Lazard Ltd., Class A (Cost $955,999)	0.1%	17,549	681,779

See accompanying notes to the financial statements.

142 :: UYG ULTRA FINANCIALS :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Principal Amount	Value
Short-Term Investments (a) — 18.3%
Repurchase Agreement (b) — 4.4%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $33,396,241 (Cost $33,395,997)	$33,395,997	$33,395,997
U.S. Treasury Obligations — 13.9%
U.S. Treasury Bills
0.27%, due 12/22/2016 (c)	20,000,000	19,996,850
0.30%, due 1/5/2017 (c)	25,000,000	24,992,708
0.32%, due 1/19/2017 (c)	60,000,000	59,973,785
Total U.S. Treasury Obligations (Cost $104,963,343)		104,963,343
Total Short-Term Investments (Cost $138,359,340)		138,359,340
Total Investments (Cost $ 633,699,825) — 96.4%		727,919,389
Other assets less liabilities — 3.6%		26,974,792
Net Assets — 100.0%		$754,894,181

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $185,095,236.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,935,775
Aggregate gross unrealized depreciation	(18,755,918)
Net unrealized appreciation	$93,179,857
Federal income tax cost of investments	$634,739,532

Swap Agreements1

Ultra Financials had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$133,944,304	11/06/17	Bank of America NA	0.48%	iShares® U.S. Financials ETF	$14,644,950
404,867,397	11/06/17	Bank of America NA	0.79%	Dow Jones U.S. FinancialsSM Index	32,005,199
538,811,701					46,650,149	$(43,634,654)	$(9,144)	$3,006,351
46,366,142	11/06/17	Citibank NA	1.16%	Dow Jones U.S. FinancialsSM Index	3,771,856	(3,487,111)	(3,349)	281,396
22,627,819	11/06/17	Credit Suisse International	0.99%	Dow Jones U.S. FinancialsSM Index	1,283,303	—	(1,283,303)	—
30,148,255	01/08/18	Goldman Sachs International	0.96%	Dow Jones U.S. FinancialsSM Index	6,488,311	(6,438,311)	—	50,000
43,354,866	11/06/17	Morgan Stanley & Co. International plc	0.94%	Dow Jones U.S. FinancialsSM Index	1,874,263
75,052,054	11/06/17	Morgan Stanley & Co. International plc	0.79%	iShares® U.S. Financials ETF	2,782,353
118,406,920					4,656,616	(4,184,000)	—	472,616
110,326,755	11/06/17	Societe Generale	1.04%	Dow Jones U.S. FinancialsSM Index	3,851,384	—	(3,851,384)	—
54,227,387	11/06/17	UBS AG	0.89%	Dow Jones U.S. FinancialsSM Index	(26,836,136)	25,061,226	1,774,910	—
$920,914,979					$39,865,483

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA FINANCIALS UYG :: 143

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra Financials invested, as a percentage of net assets, in the following industries, as of November 30, 2016:

Banks	25.2%
Capital Markets	11.1%
Consumer Finance	3.2%
Diversified Financial Services	5.5%
Equity Real Estate Investment Trusts (REITs)	14.9%
Insurance	12.1%
IT Services	4.6%
Mortgage Real Estate Investment Trusts (REITs)	0.8%
Real Estate Management & Development	0.4%
Thrifts & Mortgage Finance	0.3%
Other[1]	21.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

144 :: UYG ULTRA FINANCIALS :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Exchange Traded Fund (a) — 56.0%
VanEck Vectors Gold Miners ETF (Cost $7,768,622)	299,887	$6,246,646
	Principal Amount
Short-Term Investment (a) — 44.0%
Repurchase Agreement (b) — 44.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $4,914,420 (Cost $4,914,385)	$4,914,385	4,914,385
Total Investments (Cost $12,683,007) — 100.0%		11,161,031
Other assets less liabilities (c) — 0.0%		476
Net Assets — 100.0%		$11,161,507

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $3,847,759.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  Represents less than 0.05% of net assets.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,521,976)
Net unrealized depreciation	$(1,521,976)
Federal income tax cost of investments	$12,683,007

Swap Agreements1,5

Ultra Gold Miners had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$930,514	11/06/18	Bank of America NA	1.04%	VanEck Vectors Gold Miners ETF	$(225,340)	$—	$225,340	$—
3,680,254	01/08/18	Goldman Sachs International	1.01%	VanEck Vectors Gold Miners ETF	(1,213,864)	—	1,213,864	—
3,391,382	11/06/18	Morgan Stanley & Co. International plc	1.44%	VanEck Vectors Gold Miners ETF	(1,121,783)	—	1,121,783	—
6,307,162	11/06/18	Societe Generale	0.54%	VanEck Vectors Gold Miners ETF	(882,304)	882,304	—	—
1,761,311	11/06/18	UBS AG	0.99%	VanEck Vectors Gold Miners ETF	(354,843)	—	254,000	(100,843)
$16,070,623					$(3,798,134)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA GOLD MINERS GDXX :: 145

Investments	Shares	Value
Exchange Traded Fund (a) — 73.1%
VanEck Vectors Junior Gold Miners ETF (Cost $5,934,727)	124,638	$4,277,576
	Principal Amount
Short-Term Investment (a) — 17.8%
Repurchase Agreement (b) — 17.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $1,044,890 (Cost $1,044,883)	$1,044,883	1,044,883
Total Investments (Cost $6,979,610) — 90.9%		5,322,459
Other assets less liabilities — 9.1%		532,501
Net Assets — 100.0%		$5,854,960

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $3,676,118.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,657,151)
Net unrealized depreciation	$(1,657,151)
Federal income tax cost of investments	$6,979,610

Swap Agreements1,5

Ultra Junior Miners had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$1,386,063	11/06/18	Bank of America NA	1.04%	VanEck Vectors Junior Gold Miners ETF	$(198,320)	$—	$198,320	$—
903,105	11/06/17	Deutsche Bank AG	0.96%	VanEck Vectors Junior Gold Miners ETF	1,275,385	—	(1,275,385)	—
154,358	11/06/17	Goldman Sachs International	0.81%	VanEck Vectors Junior Gold Miners ETF	(151,268)	—	151,268	—
37,343	01/06/17	Morgan Stanley & Co. International plc	1.44%	VanEck Vectors Junior Gold Miners ETF	(54,692)	—	54,692	—
71,481	11/06/18	Societe Generale	0.54%	VanEck Vectors Junior Gold Miners ETF	(11,495)	—	—	(11,495)
4,885,880	11/06/17	UBS AG	0.99%	VanEck Vectors Junior Gold Miners ETF	(2,299,896)	934,896	1,365,000	—
$7,438,230					$(1,440,286)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

146 :: GDJJ ULTRA JUNIOR MINERS :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 59.9%
Biotechnology — 13.8%
AbbVie, Inc.	23,690	$1,440,352
ACADIA Pharmaceuticals, Inc.*	1,359	36,679
Agios Pharmaceuticals, Inc.*	470	27,359
Alexion Pharmaceuticals, Inc.*	3,262	399,889
Alkermes plc*	2,205	125,310
Alnylam Pharmaceuticals, Inc.*	1,035	45,405
Amgen, Inc.	10,886	1,568,346
Biogen, Inc.*	3,188	937,495
BioMarin Pharmaceutical, Inc.*	2,484	212,705
Bluebird Bio, Inc.*	541	32,649
Celgene Corp.*	11,276	1,336,319
Gilead Sciences, Inc.	19,197	1,414,819
Incyte Corp.*	2,543	260,124
Intercept Pharmaceuticals, Inc.*	255	25,786
Intrexon Corp.*	878	25,620
Ionis Pharmaceuticals, Inc.*	1,759	76,974
Juno Therapeutics, Inc.*	1,108	22,215
Kite Pharma, Inc.*	642	32,697
Ligand Pharmaceuticals, Inc.*	276	28,814
Myriad Genetics, Inc.*	1,006	16,790
Neurocrine Biosciences, Inc.*	1,262	58,620
Novavax, Inc.*	3,945	4,773
OPKO Health, Inc.*	5,214	54,173
Portola Pharmaceuticals, Inc.*	822	14,788
Radius Health, Inc.*	539	28,686
Regeneron Pharmaceuticals, Inc.*	1,098	416,406
Seattle Genetics, Inc.*	1,390	90,086
TESARO, Inc.*	478	64,860
Ultragenyx Pharmaceutical, Inc.*	528	41,337
United Therapeutics Corp.*	632	79,386
Vertex Pharmaceuticals, Inc.*	3,604	294,122
		9,213,584
Commercial Services & Supplies — 0.1%
Healthcare Services Group, Inc.	1,054	41,053
Health Care Equipment & Supplies — 11.6%
Abbott Laboratories	21,384	814,089
ABIOMED, Inc.*	582	65,324
Alere, Inc.*	1,262	50,127
Align Technology, Inc.*	1,095	101,890
Baxter International, Inc.	7,121	315,959
Becton Dickinson and Co.	3,097	523,703
Boston Scientific Corp.*	19,795	405,006
Cooper Cos., Inc. (The)	709	116,623
CR Bard, Inc.	1,069	225,078
Danaher Corp.	8,840	691,023
DENTSPLY SIRONA, Inc.	3,390	197,230
Investments	Shares	Value
Common Stocks (a) (continued)
DexCom, Inc.*	1,220	$79,654
Edwards Lifesciences Corp.*	3,097	256,586
Haemonetics Corp.*	746	29,564
Halyard Health, Inc.*	679	25,225
Hill-Rom Holdings, Inc.	867	46,246
Hologic, Inc.*	4,036	154,498
IDEXX Laboratories, Inc.*	1,303	153,298
Intuitive Surgical, Inc.*	560	360,494
Medtronic plc	20,103	1,467,720
NuVasive, Inc.*	730	47,377
ResMed, Inc.	2,047	125,849
St Jude Medical, Inc.	4,145	328,284
STERIS plc	1,253	82,209
Stryker Corp.	4,519	513,629
Teleflex, Inc.	641	94,823
Varian Medical Systems, Inc.*	1,358	121,989
West Pharmaceutical Services, Inc.	1,065	86,425
Zimmer Biomet Holdings, Inc.	2,910	296,413
		7,776,335
Health Care Providers & Services — 10.5%
Acadia Healthcare Co., Inc.*	1,106	42,039
Aetna, Inc.	5,103	667,677
Amsurg Corp.*	797	54,292
Anthem, Inc.	3,828	545,605
Brookdale Senior Living, Inc.*	2,705	31,459
Centene Corp.*	2,484	143,153
Cigna Corp.	3,732	502,850
Community Health Systems, Inc.*	1,653	8,992
DaVita, Inc.*	2,408	152,547
Envision Healthcare Holdings, Inc.*	2,723	61,867
Express Scripts Holding Co.*	9,168	695,668
HCA Holdings, Inc.*	4,296	304,543
HealthSouth Corp.	1,306	54,421
Henry Schein, Inc.*	1,190	177,262
Humana, Inc.	2,168	461,004
Laboratory Corp. of America Holdings*	1,488	187,265
LifePoint Health, Inc.*	584	32,091
Magellan Health, Inc.*	338	24,606
MEDNAX, Inc.*	1,339	87,664
Molina Healthcare, Inc.*	620	32,773
Owens & Minor, Inc.	908	30,790
Patterson Cos., Inc.	1,212	46,953
Quest Diagnostics, Inc.	2,022	176,844
Team Health Holdings, Inc.*	1,079	45,912
Tenet Healthcare Corp.*	1,158	17,636
UnitedHealth Group, Inc.	13,854	2,193,365
Universal Health Services, Inc., Class B	1,311	161,279
WellCare Health Plans, Inc.*	644	88,241
		7,028,798

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA HEALTH CARE RXL :: 147

Investments	Shares	Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 2.5%
Bio-Rad Laboratories, Inc., Class A*	300	$52,050
Bio-Techne Corp.	543	57,210
Bruker Corp.	1,551	35,177
Charles River Laboratories International, Inc.*	688	48,917
Illumina, Inc.*	2,133	283,987
PAREXEL International Corp.*	769	45,371
Quintiles IMS Holdings, Inc.*	1,959	150,510
Thermo Fisher Scientific, Inc.	5,735	803,531
Waters Corp.*	1,172	157,716
		1,634,469
Pharmaceuticals — 21.4%
Akorn, Inc.*	1,283	27,225
Allergan plc*	5,456	1,060,101
Bristol-Myers Squibb Co.	24,306	1,371,831
Catalent, Inc.*	1,815	43,433
Eli Lilly & Co.	14,131	948,473
Endo International plc*	2,884	46,173
Horizon Pharma plc*	2,341	46,352
Impax Laboratories, Inc.*	1,074	15,519
Jazz Pharmaceuticals plc*	881	91,298
Johnson & Johnson	39,799	4,429,629
Mallinckrodt plc*	1,567	82,581
Medicines Co. (The)*	1,012	35,521
Merck & Co., Inc.	40,226	2,461,429
Mylan NV*	6,692	244,994
Pacira Pharmaceuticals, Inc.*	542	17,263
Perrigo Co. plc	2,084	179,932
Pfizer, Inc.	88,237	2,835,937
Prestige Brands Holdings, Inc.*	770	36,629
Zoetis, Inc.	7,201	362,786
		14,337,106
Total Common Stocks (Cost $46,210,419)		40,031,345
	No. of Rights
Right — 0.0% (b)
Biotechnology — 0.0% (b)
Dyax Corp., CVR (Cost $—)*(c)(d)	5,189	5,760
Investments	Principal Amount	Value
Short-Term Investment (a) — 26.8%
Repurchase Agreement (e) — 26.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $17,918,659 (Cost $17,918,527)	$17,918,527	$17,918,527
Total Investments (Cost $64,128,946) — 86.7%		57,955,632
Other assets less liabilities — 13.3%		8,914,492
Net Assets — 100.0%		$66,870,124

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $4,527,200.

(b)  Represents less than 0.05% of net assets.

(c)  Security fair valued as of 11/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 11/30/2016 amounted to $5,760, which represents approximately 0.01% of net assets of the Fund.

(d)  Illiquid security.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$807,217
Aggregate gross unrealized depreciation	(7,042,931)
Net unrealized depreciation	$(6,235,714)
Federal income tax cost of investments	$64,191,346

See accompanying notes to the financial statements.

148 :: RXL ULTRA HEALTH CARE :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Health Care had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$87,413	01/08/18	Bank of America NA	0.43%	iShares® U.S. Healthcare ETF	$(4,998)
2,201,191	01/08/18	Bank of America NA	0.74%	Dow Jones U.S. Health CareSM Index	6,729,517
2,288,604					6,724,519	$(6,724,519)	$—	$—
448,481	11/06/17	Citibank NA	0.76%	Dow Jones U.S. Health CareSM Index	(15,382)	—	15,382	—
7,564,601	11/06/17	Credit Suisse International	0.84%	Dow Jones U.S. Health CareSM Index	195,634	—	(195,634)	—
138,128	01/08/18	Goldman Sachs International	0.49%	iShares® U.S. Healthcare ETF	45,650
279,588	01/08/18	Goldman Sachs International	0.96%	Dow Jones U.S. Health CareSM Index	(5,706)
417,716					39,944	—	—	39,944
		Morgan Stanley & Co.		iShares® U.S.
139,464	11/06/18	International plc	0.84%	Healthcare ETF	1,541
6,334,830	11/06/17	Morgan Stanley & Co. International plc	0.84%	Dow Jones U.S. Health CareSM Index	166,055
6,474,294					167,596	(167,596)	—	—
71,177,356	11/06/17	Societe Generale	0.94%	Dow Jones U.S. Health CareSM Index	2,422,733	—	(2,422,733)	—
5,515,666	01/08/18	UBS AG	0.89%	Dow Jones U.S. Health CareSM Index	(112,563)	93,241	19,322	—
$93,886,718					$9,422,481

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA HEALTH CARE RXL :: 149

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 74.1%
3M Co. (Industrial Conglomerates)	2.7%	3,064	$526,211
Accenture plc, Class A (IT Services)	2.0%	3,156	376,921
Agilent Technologies, Inc. (Life Sciences Tools & Services)	0.4%	1,650	72,567
Alliance Data Systems Corp. (IT Services)	0.4%	297	67,948
Amphenol Corp., Class A (Electronic Equipment, Instruments & Components)	0.5%	1,565	106,827
Automatic Data Processing, Inc. (IT Services)	1.1%	2,312	221,998
Ball Corp. (Containers & Packaging)	0.3%	883	66,278
Boeing Co. (The) (Aerospace & Defense)	2.3%	2,941	442,797
Caterpillar, Inc. (Machinery)	1.5%	2,961	282,953
CSX Corp. (Road & Rail)	0.9%	4,795	171,709
Cummins, Inc. (Machinery)	0.6%	786	111,439
Deere & Co. (Machinery)	0.8%	1,466	146,893
Eaton Corp. plc (Electrical Equipment)	0.8%	2,305	153,306
Emerson Electric Co. (Electrical Equipment)	1.0%	3,262	184,107
Equifax, Inc. (Professional Services)	0.4%	605	69,242
Fastenal Co. (Trading Companies & Distributors)	0.4%	1,465	69,441
FedEx Corp. (Air Freight & Logistics)	1.2%	1,238	237,287
Fidelity National Information Services, Inc. (IT Services)	0.7%	1,662	128,290
Fiserv, Inc.* (IT Services)	0.6%	1,114	116,547
FleetCor Technologies, Inc.* (IT Services)	0.5%	613	91,545
Fortive Corp. (Machinery)	0.4%	1,524	83,805
General Dynamics Corp. (Aerospace & Defense)	1.3%	1,455	255,134
General Electric Co. (Industrial Conglomerates)	7.2%	45,424	1,397,242
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Honeywell International, Inc. (Industrial Conglomerates)	2.3%	3,857	$439,467
Illinois Tool Works, Inc. (Machinery)	1.0%	1,619	202,666
Ingersoll-Rand plc (Machinery)	0.5%	1,308	97,498
International Paper Co. (Containers & Packaging)	0.5%	2,084	101,533
Johnson Controls International plc (Commercial Services & Supplies)	1.1%	4,785	215,229
LinkedIn Corp., Class A* (Internet Software & Services)	0.6%	604	117,925
Lockheed Martin Corp. (Aerospace & Defense)	1.8%	1,280	339,520
Martin Marietta Materials, Inc. (Construction Materials)	0.4%	322	70,663
Norfolk Southern Corp. (Road & Rail)	0.8%	1,488	158,412
Northrop Grumman Corp. (Aerospace & Defense)	1.2%	905	225,933
PACCAR, Inc. (Machinery)	0.6%	1,777	110,441
Parker-Hannifin Corp. (Machinery)	0.5%	679	94,333
Paychex, Inc. (IT Services)	0.5%	1,627	95,912
PayPal Holdings, Inc.* (IT Services)	1.2%	5,690	223,503
Raytheon Co. (Aerospace & Defense)	1.2%	1,496	223,712
Republic Services, Inc. (Commercial Services & Supplies)	0.3%	1,182	65,589
Rockwell Automation, Inc. (Electrical Equipment)	0.5%	656	87,714
Roper Technologies, Inc. (Industrial Conglomerates)	0.5%	514	93,091
Sherwin-Williams Co. (The) (Chemicals)	0.6%	407	109,349
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	0.6%	1,802	121,887

See accompanying notes to the financial statements.

150 :: UXI ULTRA INDUSTRIALS :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Union Pacific Corp. (Road & Rail)	2.2%	4,222	$427,815
United Parcel Service, Inc., Class B (Air Freight & Logistics)	2.1%	3,504	406,184
United Technologies Corp. (Aerospace & Defense)	2.2%	3,945	424,955
Verisk Analytics, Inc.* (Professional Services)	0.3%	797	66,215
Vulcan Materials Co. (Construction Materials)	0.4%	675	84,814
Waste Management, Inc. (Commercial Services & Supplies)	0.7%	2,063	143,420
Other Common Stocks	21.5%	82,553	4,156,242
Total Common Stocks (Cost $14,420,161)			14,284,509
		Principal Amount
Short-Term Investment (a) — 8.0%
Repurchase Agreement (b) — 8.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $1,538,179 (Cost $1,538,168)		$1,538,168	1,538,168
Total Investments (Cost $15,958,329) — 82.1%			15,822,677
Other assets less liabilities — 17.9%			3,456,988
Net Assets — 100.0%			$19,279,665

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $8,889,440.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$469,395
Aggregate gross unrealized depreciation	(635,604)
Net unrealized depreciation	$(166,209)
Federal income tax cost of investments	$15,988,886

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA INDUSTRIALS UXI :: 151

Swap Agreements1

Ultra Industrials had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$2,106,541	01/08/18	Bank of America NA	0.74%	Dow Jones U.S. IndustrialsSM Index	$187,083
2,632,251	11/06/18	Bank of America NA	0.43%	iShares® U.S. Industrials ETF	138,607
4,738,792					325,690	$(325,690)	$—	$—
516,390	11/06/18	Citibank NA	0.76%	Dow Jones U.S. IndustrialsSM Index	33,329	—	—	33,329
1,466,063	1/08/18	Credit Suisse International	0.84%	Dow Jones U.S. IndustrialsSM Index	842,921	—	(610,588)	232,333
12,178,321	11/06/17	Goldman Sachs International	0.96%	Dow Jones U.S. IndustrialsSM Index	940,491	(940,491)	—	—
341,272	11/06/17	Morgan Stanley & Co. International plc	0.84%	Dow Jones U.S. IndustrialsSM Index	127,749
3,202,447	11/06/18	Morgan Stanley & Co. International plc	0.79%	iShares® U.S. Industrials ETF	206,464
3,543,719					334,213	(270,268)	—	63,945
944,279	01/08/18	Societe Generale	0.94%	Dow Jones U.S. IndustrialsSM Index	312,200	—	(290,000)	22,200
965,582	11/06/17	UBS AG	0.89%	Dow Jones U.S. IndustrialsSM Index	237,039	—	—	237,039
$24,353,146					$3,025,883

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
See accompanying notes to the financial statements.

152 :: UXI ULTRA INDUSTRIALS :: NOVEMBER 30, 2016 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Ultra Industrials invested, as a percentage of net assets, in the following industries, as of November 30, 2016:

Aerospace & Defense	13.0%
Air Freight & Logistics	4.0%
Building Products	1.3%
Capital Markets	0.0%*
Chemicals	0.8%
Commercial Services & Supplies	3.0%
Construction & Engineering	1.0%
Construction Materials	0.9%
Containers & Packaging	2.8%
Electrical Equipment	3.3%
Electronic Equipment, Instruments & Components	3.0%
Industrial Conglomerates	12.9%
Internet Software & Services	0.8%
IT Services	8.9%
Life Sciences Tools & Services	0.8%
Machinery	9.4%
Marine	0.1%
Multi-Utilities	0.1%
Paper & Forest Products	0.1%
Professional Services	1.1%
Road & Rail	4.9%
Trading Companies & Distributors	1.7%
Transportation Infrastructure	0.2%
Other[1]	25.9%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA INDUSTRIALS UXI :: 153

Investments	Shares	Value
Common Stocks (a) — 70.7%
Automobiles — 0.0% (b)
Tesla Motors, Inc.*	3	$500
Electric Utilities — 0.3%
OGE Energy Corp.	15,322	484,941
Energy Equipment & Services — 11.9%
Baker Hughes, Inc.	32,828	2,111,825
Core Laboratories NV	3,384	378,196
Diamond Offshore Drilling, Inc.*	4,946	89,325
Dril-Quip, Inc.*	2,883	163,034
Ensco plc, Class A	23,124	223,378
FMC Technologies, Inc.*	17,311	593,075
Halliburton Co.	66,064	3,507,338
Helmerich & Payne, Inc.	8,292	627,290
Nabors Industries Ltd.	21,742	350,046
National Oilwell Varco, Inc.	28,971	1,082,356
Noble Corp. plc	18,661	116,071
Oceaneering International, Inc.	7,524	200,515
Oil States International, Inc.*	3,938	141,177
Patterson-UTI Energy, Inc.	11,333	302,251
Rowan Cos. plc, Class A*	9,623	171,482
Schlumberger Ltd.	106,696	8,967,799
Superior Energy Services, Inc.	11,638	200,639
Transocean Ltd.*	29,766	383,981
US Silica Holdings, Inc.	5,483	277,495
Weatherford International plc*	75,204	384,292
		20,271,565
Oil, Gas & Consumable Fuels — 58.4%
Anadarko Petroleum Corp.	41,867	2,895,103
Antero Resources Corp.*	10,841	265,496
Apache Corp.	29,109	1,919,739
Cabot Oil & Gas Corp.	35,686	789,374
Carrizo Oil & Gas, Inc.*	4,672	197,812
Cheniere Energy, Inc.*	18,081	738,790
Chesapeake Energy Corp.*	57,180	400,260
Chevron Corp.	144,736	16,146,748
Cimarex Energy Co.	7,288	1,004,869
Concho Resources, Inc.*	10,905	1,559,633
ConocoPhillips	95,019	4,610,322
Continental Resources, Inc.*	6,608	383,330
Devon Energy Corp.	40,171	1,941,464
Investments	Shares	Value
Common Stocks (a) (continued)
Diamondback Energy, Inc.*	5,987	$645,698
Energen Corp.*	7,447	462,235
EOG Resources, Inc.	42,247	4,331,162
EQT Corp.	13,252	928,700
Exxon Mobil Corp.	318,135	27,773,186
Gulfport Energy Corp.*	9,619	247,112
Hess Corp.	20,650	1,155,574
HollyFrontier Corp.	13,542	389,603
Kinder Morgan, Inc.	147,289	3,269,816
Marathon Oil Corp.	65,003	1,173,954
Marathon Petroleum Corp.	40,566	1,907,413
Murphy Oil Corp.	12,419	421,128
Newfield Exploration Co.*	15,236	688,972
Noble Energy, Inc.	32,965	1,257,944
Oasis Petroleum, Inc.*	17,584	263,232
Occidental Petroleum Corp.	58,610	4,182,410
ONEOK, Inc.	16,145	886,845
Parsley Energy, Inc., Class A*	11,298	431,019
PBF Energy, Inc., Class A	7,505	180,045
Phillips 66	34,095	2,832,613
Pioneer Natural Resources Co.	13,013	2,486,004
QEP Resources, Inc.*	18,382	361,390
Range Resources Corp.	14,422	507,366
Rice Energy, Inc.*	11,913	290,082
SemGroup Corp., Class A	4,118	148,454
SM Energy Co.	6,665	265,667
Southwestern Energy Co.*	37,859	429,700
Spectra Energy Corp.	53,788	2,202,619
Targa Resources Corp.	13,863	738,759
Tesoro Corp.	9,113	741,343
Valero Energy Corp.	35,394	2,178,855
Western Refining, Inc.	6,073	217,839
Whiting Petroleum Corp.*	21,128	258,184
Williams Cos., Inc. (The)	52,402	1,608,741
World Fuel Services Corp.	5,404	240,262
WPX Energy, Inc.*	26,417	410,520
		99,367,386
Semiconductors & Semiconductor Equipment — 0.1%
First Solar, Inc.*	5,890	178,585
Total Common Stocks (Cost $135,740,731)		120,302,977

See accompanying notes to the financial statements.

154 :: DIG ULTRA OIL & GAS :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 16.9%
Repurchase Agreement (c) — 5.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $8,659,756 (Cost $8,659,693)	$8,659,693	$8,659,693
U.S. Treasury Obligation — 11.8%
U.S. Treasury Bill
0.27%, 12/22/2016 (Cost $19,996,850) (d)	20,000,000	19,996,850
Total Short-Term Investments (Cost $28,656,543)		28,656,543
Total Investments (Cost $164,397,274) — 87.6%		148,959,520
Other assets less liabilities — 12.4%		21,104,380
Net Assets — 100.0%		$170,063,900

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $47,014,711.

(b)  Represents less than 0.05% of net assets.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(d)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,935,625
Aggregate gross unrealized depreciation	(17,618,722)
Net unrealized depreciation	$(15,683,097)
Federal income tax cost of investments	$164,642,617

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA OIL & GAS DIG :: 155

Swap Agreements1

Ultra Oil & Gas had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$16,691,754	11/06/17	Bank of America NA	0.69%	Dow Jones U.S. Oil & GasSM Index	$1,743,517
53,779,955	11/06/17	Bank of America NA	0.38%	iShares® U.S. Energy ETF	266,020
70,471,709					2,009,537	$—	$—	$2,009,537
220,714	11/06/17	Citibank NA	0.76%	Dow Jones U.S. Oil & GasSM Index	55,359	—	—	55,359
17,599,225	11/06/17	Credit Suisse International	0.84%	Dow Jones U.S. Oil & GasSM Index	3,510,058	—	(2,620,000)	890,058
317,022	11/06/17	Goldman Sachs International	0.49%	iShares® U.S. Energy ETF	53,640
2,387,776	11/06/17	Goldman Sachs International	0.96%	Dow Jones U.S. Oil & GasSM Index	405,392
2,704,798					459,032	(260,501)	—	198,531
448,801	11/06/18	Morgan Stanley & Co. International plc	0.79%	iShares® U.S. Energy ETF	33,211
64,209,573	11/06/17	Morgan Stanley & Co. International plc	0.84%	Dow Jones U.S. Oil & GasSM Index	4,080,010
64,658,374					4,113,221	(958,009)	—	3,155,212
6,168,283	11/06/17	Societe Generale	0.94%	Dow Jones U.S. Oil & GasSM Index	964,405	—	(780,000)	184,405
58,696,121	11/06/17	UBS AG	0.89%	Dow Jones U.S. Oil & GasSM Index	7,547,343	—	(4,562,000)	2,985,343
$220,519,224					$18,658,955

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

156 :: DIG ULTRA OIL & GAS :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 81.3%
Oil, Gas & Consumable Fuels — 81.3%
Anadarko Petroleum Corp.	451	$31,187
Antero Resources Corp.*	962	23,559
Apache Corp.	439	28,952
Cabot Oil & Gas Corp.	1,001	22,142
California Resources Corp.*	2,234	38,872
Callon Petroleum Co.*	1,593	28,101
Carrizo Oil & Gas, Inc.*	690	29,215
Chesapeake Energy Corp.*	3,423	23,961
Chevron Corp.	258	28,782
Cimarex Energy Co.	200	27,576
Clean Energy Fuels Corp.*	835	3,039
Cobalt International Energy, Inc.*	4,261	5,752
Concho Resources, Inc.*	200	28,604
ConocoPhillips	617	29,937
Continental Resources, Inc.*	522	30,281
Delek US Holdings, Inc.	568	11,422
Denbury Resources, Inc.*	7,725	29,200
Devon Energy Corp.	601	29,046
Diamondback Energy, Inc.*	272	29,335
Energen Corp.*	464	28,800
EOG Resources, Inc.	281	28,808
EQT Corp.	360	25,229
Exxon Mobil Corp.	300	26,190
Green Plains, Inc.	400	10,840
Gulfport Energy Corp.*	881	22,633
Hess Corp.	522	29,211
HollyFrontier Corp.	1,018	29,288
Kosmos Energy Ltd.*	730	3,869
Laredo Petroleum, Inc.*	1,857	29,693
Marathon Oil Corp.	1,664	30,052
Marathon Petroleum Corp.	617	29,011
Matador Resources Co.*	852	22,697
Murphy Oil Corp.	933	31,638
Newfield Exploration Co.*	586	26,499
Noble Energy, Inc.	723	27,590
Oasis Petroleum, Inc.*	2,535	37,949
Occidental Petroleum Corp.	343	24,477
Par Pacific Holdings, Inc.*	135	1,998
Parsley Energy, Inc., Class A*	776	29,604
PBF Energy, Inc., Class A	1,214	29,124
PDC Energy, Inc.*	392	29,184
Phillips 66	335	27,832
Pioneer Natural Resources Co.	144	27,510
QEP Resources, Inc.*	1,438	28,271
Range Resources Corp.	617	21,706
Investments	Shares	Value
Common Stocks (continued)
REX American Resources Corp.*	42	$4,103
Rice Energy, Inc.*	960	23,376
RSP Permian, Inc.*	680	30,362
Sanchez Energy Corp.*	1,190	10,008
SM Energy Co.	723	28,819
Southwestern Energy Co.*	1,772	20,112
Synergy Resources Corp.*	3,024	28,698
Tesoro Corp.	330	26,846
Valero Energy Corp.	475	29,241
Western Refining, Inc.	988	35,440
Whiting Petroleum Corp.*	3,423	41,829
World Fuel Services Corp.	217	9,648
WPX Energy, Inc.*	2,039	31,686
Total Common Stocks (Cost $1,269,551)		1,458,834
	Principal Amount
Short-Term Investment — 15.7%
Repurchase Agreement (a) — 15.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $282,016 (Cost $282,013)	$282,013	$282,013
Total Investments (Cost $1,551,564) — 97.0%		1,740,847
Other assets less liabilities — 3.0%		54,202
Net Assets — 100.0%		$1,795,049

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$288,500
Aggregate gross unrealized depreciation	(112,563)
Net unrealized appreciation	$175,937
Federal income tax cost of investments	$1,564,910

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA OIL & GAS EXPLORATION & PRODUCTION UOP :: 157

Swap Agreements1

Ultra Oil & Gas Exploration & Production had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$1,490,566	11/06/17	Bank of America NA	0.04%	S&P Oil & Gas Exploration & Production Select Industry Index	$92,539	$—	$—	$92,539
22,022	11/06/18	Goldman Sachs International	(1.29)%	SPDR S&P Oil & Gas Exploration & Production ETF	3,352	—	—	3,352
35,105	11/06/18	Morgan Stanley & Co. International plc	(0.91)%	S&P Oil & Gas Exploration & Production Select Industry Index	5,311	—	—	5,311
28,784	01/06/17	Societe Generale	(0.66)%	S&P Oil & Gas Exploration & Production Select Industry Index	(60,734)	—	10,000	(50,734)
562,584	11/06/18	UBS AG	(0.46)%	S&P Oil & Gas Exploration & Production Select Industry Index	54,753	—	—	54,753
$2,139,061					$95,221

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

158 :: UOP ULTRA OIL & GAS EXPLORATION & PRODUCTION :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares		Value
Common Stocks (a) — 67.9%
Equity Real Estate Investment Trusts (REITs) — 62.8%
Acadia Realty Trust	10,711		$354,106
Alexandria Real Estate Equities, Inc.	10,488		1,149,380
American Campus Communities, Inc.	17,548		826,686
American Homes 4 Rent, Class A	29,176		614,738
American Tower Corp.	57,228		5,852,708
Apartment Investment & Management Co., Class A	21,064		886,794
Apple Hospitality REIT, Inc.	21,030		387,793
AvalonBay Communities, Inc.	18,469		3,037,966
Boston Properties, Inc.	20,672		2,560,847
Brandywine Realty Trust	23,552		361,523
Brixmor Property Group, Inc.	34,828		848,062
Camden Property Trust	11,757		925,394
Care Capital Properties, Inc.	11,290		271,863
CBL & Associates Properties, Inc.	22,972		272,448
Colony Starwood Homes	—	(b)	12
Columbia Property Trust, Inc.	16,606		349,722
Communications Sales & Leasing, Inc.	18,283		455,795
CoreCivic, Inc.	15,807		358,977
CoreSite Realty Corp.	4,563		321,828
Corporate Office Properties Trust	12,745		364,762
Cousins Properties, Inc.	45,911		363,156
Crown Castle International Corp.	48,501		4,047,894
CubeSmart	24,115		594,435
CyrusOne, Inc.	9,995		426,587
DCT Industrial Trust, Inc.	12,125		557,144
DDR Corp.	41,333		629,088
DiamondRock Hospitality Co.	27,020		286,142
Digital Realty Trust, Inc.	21,376		1,973,646
Douglas Emmett, Inc.	19,298		708,044
Duke Realty Corp.	47,177		1,199,711
DuPont Fabros Technology, Inc.	10,161		413,146
EastGroup Properties, Inc.	4,423		302,135
Education Realty Trust, Inc.	9,825		398,895
EPR Properties	8,558		595,123
Equinix, Inc.	9,560		3,238,546
Equity Commonwealth*	16,884		490,987
Equity LifeStyle Properties, Inc.	10,784		748,733
Equity One, Inc.	12,376		369,547
Equity Residential	49,167		2,950,512
Essex Property Trust, Inc.	8,809		1,902,039
Extra Space Storage, Inc.	16,919		1,187,037
Federal Realty Investment Trust	9,537		1,339,186
First Industrial Realty Trust, Inc.	15,718		415,741
Forest City Realty Trust, Inc., Class A	29,098		538,022
Four Corners Property Trust, Inc.	8,055		154,495
Gaming and Leisure Properties, Inc.	25,934		791,246
General Growth Properties, Inc.	78,538		1,990,153
GEO Group, Inc. (The)	10,086		335,460
Investments	Shares	Value
Common Stocks (a) (continued)
Gramercy Property Trust	56,740	$495,908
HCP, Inc.	62,890	1,857,142
Healthcare Realty Trust, Inc.	15,583	457,829
Healthcare Trust of America, Inc., Class A	18,553	524,679
Highwoods Properties, Inc.	13,263	637,420
Hospitality Properties Trust	22,086	640,384
Host Hotels & Resorts, Inc.	99,864	1,781,574
Hudson Pacific Properties, Inc.	14,286	498,153
Iron Mountain, Inc.	32,929	1,086,657
Kilroy Realty Corp.	12,398	896,871
Kimco Realty Corp.	56,497	1,442,933
Kite Realty Group Trust	11,215	269,721
Lamar Advertising Co., Class A	11,143	738,670
LaSalle Hotel Properties	15,207	426,861
Lexington Realty Trust	28,686	296,326
Liberty Property Trust	19,736	777,598
Life Storage, Inc.	6,240	506,875
Macerich Co. (The)	16,227	1,101,651
Mack-Cali Realty Corp.	12,058	326,169
Medical Properties Trust, Inc.	43,058	513,251
Mid-America Apartment Communities, Inc.	10,159	930,869
National Health Investors, Inc.	5,267	372,693
National Retail Properties, Inc.	19,772	843,869
NorthStar Realty Finance Corp.	24,308	368,023
Omega Healthcare Investors, Inc.	26,018	766,490
Outfront Media, Inc.	18,554	467,746
Paramount Group, Inc.	23,322	366,622
Parkway, Inc.*	5,739	112,484
Pebblebrook Hotel Trust	9,692	278,742
Physicians Realty Trust	18,100	327,972
Piedmont Office Realty Trust, Inc., Class A	19,533	383,628
Post Properties, Inc.	7,196	467,884
Potlatch Corp.	5,450	223,859
Prologis, Inc.	70,875	3,607,538
Public Storage	20,057	4,197,930
Quality Care Properties, Inc.*	12,577	188,655
Rayonier, Inc.	16,526	438,104
Realty Income Corp.	34,778	1,928,092
Regency Centers Corp.	14,054	939,369
Retail Properties of America, Inc., Class A	31,928	487,221
RLJ Lodging Trust	16,722	381,094
Ryman Hospitality Properties, Inc.	6,860	404,054
Senior Housing Properties Trust	31,942	576,873
Simon Property Group, Inc.	42,263	7,592,548
SL Green Realty Corp.	13,493	1,421,623
Spirit Realty Capital, Inc.	64,514	696,106
STORE Capital Corp.	20,613	509,553

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA REAL ESTATE URE :: 159

Investments	Shares	Value
Common Stocks (a) (continued)
Sun Communities, Inc.	8,938	$645,056
Sunstone Hotel Investors, Inc.	29,130	423,550
Tanger Factory Outlet Centers, Inc.	12,919	445,318
Taubman Centers, Inc.	8,123	590,298
UDR, Inc.	35,919	1,222,683
Urban Edge Properties	12,303	333,288
Ventas, Inc.	47,257	2,855,268
VEREIT, Inc.	129,818	1,076,191
Vornado Realty Trust	23,111	2,259,100
Washington Prime Group, Inc.	24,929	249,789
Washington REIT	9,904	307,618
Weingarten Realty Investors	15,818	561,697
Welltower, Inc.	48,140	3,022,229
Weyerhaeuser Co.	100,704	3,104,704
WP Carey, Inc.	14,221	826,525
Xenia Hotels & Resorts, Inc.	14,473	253,278
		111,881,159
Mortgage Real Estate Investment Trusts (REITs) — 3.2%
AGNC Investment Corp.	44,526	830,855
Annaly Capital Management, Inc.	136,973	1,399,864
Blackstone Mortgage Trust, Inc., Class A	12,631	379,940
Chimera Investment Corp.	23,987	406,820
Colony Capital, Inc.	15,305	313,906
CYS Investments, Inc.	20,365	163,735
Invesco Mortgage Capital, Inc.	15,008	223,619
MFA Financial, Inc.	49,914	390,327
New Residential Investment Corp.	33,691	520,526
Starwood Property Trust, Inc.	32,017	719,422
Two Harbors Investment Corp.	46,756	405,375
		5,754,389
Real Estate Management & Development — 1.9%
Alexander & Baldwin, Inc.	6,195	273,014
CBRE Group, Inc., Class A*	40,175	1,166,682
Howard Hughes Corp. (The)*	4,822	548,744
Jones Lang LaSalle, Inc.	6,077	615,478
Realogy Holdings Corp.	19,514	471,263
St Joe Co. (The)*	9,999	207,979
		3,283,160
Total Common Stocks (Cost $135,792,857)		120,918,708
Investments	Principal Amount	Value
Short-Term Investments (a) — 17.8%
Repurchase Agreement (c) — 6.6%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $11,758,007 (Cost $11,757,922)	$11,757,922	$11,757,922
U.S. Treasury Obligation — 11.2%
U.S. Treasury Bill 0.27%, 12/22/2016 (Cost $19,996,850) (d)	20,000,000	19,996,850
Total Short-Term Investments (Cost $31,754,772)		31,754,772
Total Investments (Cost $167,547,629) — 85.7%		152,673,480
Other assets less liabilities — 14.3%		25,417,642
Net Assets — 100.0%		$178,091,122

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $55,298,917.

(b)  Amount represents less than one share.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(d)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$301,070
Aggregate gross unrealized depreciation	(15,349,281)
Net unrealized depreciation	$(15,048,211)
Federal income tax cost of investments	$167,721,691

See accompanying notes to the financial statements.

160 :: URE ULTRA REAL ESTATE :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Real Estate had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$4,185,883	11/06/17	Bank of America NA	0.94%	Dow Jones U.S. Real EstateSM Index	$1,146,665
8,648,507	11/06/18	Bank of America NA	0.53%	iShares® U.S. Real Estate ETF	118,049
12,834,390					1,264,714	$(1,264,714)	$—	$—
10,559,935	11/06/18	Citibank NA	1.16%	Dow Jones U.S. Real EstateSM Index	186,542	(186,542)	—	—
1,165,682	01/08/18	Credit Suisse International	0.84%	Dow Jones U.S. Real EstateSM Index	925,918	—	(862,961)	62,957
9,596,102	11/06/17	Deutsche Bank AG	0.56%	Dow Jones U.S. Real EstateSM Index	8,388,118	—	(8,388,118)	—
6,664,641	01/08/18	Goldman Sachs International	0.49%	iShares® U.S. Real Estate ETF		4,708,446
10,759,125	11/06/18	Goldman Sachs International	0.96%	Dow Jones U.S. Real EstateSM Index	(53,839)
17,423,766					4,654,607	(4,654,607)	—	—
26,114,459	11/06/17	Morgan Stanley & Co. International plc	0.74%	Dow Jones U.S. Real EstateSM Index	(1,342,266)
64,967,706	11/06/17	Morgan Stanley & Co. International plc	0.04%	iShares® U.S. Real Estate ETF	(2,919,346)
91,082,165					(4,261,612)	3,795,453	466,159	—
79,290,557	11/06/18	Societe Generale	0.99%	Dow Jones U.S. Real EstateSM Index	(573,141)	468,882	104,259	—
13,841,617	11/06/17	UBS AG	0.89%	Dow Jones U.S. Real EstateSM Index	17,471,555	—	(17,471,555)	—
$235,794,214					$28,056,701

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA REAL ESTATE URE :: 161

Investments	Shares	Value
Common Stocks (a) — 68.8%
Banks — 68.8%
Ameris Bancorp	226	$10,136
Associated Banc-Corp.	1,381	31,556
Banc of California, Inc.	762	11,506
BancorpSouth, Inc.	917	26,180
Bank of Hawaii Corp.	411	34,265
Bank of the Ozarks, Inc.	2,534	122,950
BankUnited, Inc.	1,715	60,762
Banner Corp.	280	14,596
BB&T Corp.	4,555	206,114
Berkshire Hills Bancorp, Inc.	162	5,500
BOK Financial Corp.	384	30,843
Boston Private Financial Holdings, Inc.	739	11,085
Brookline Bancorp, Inc.	358	5,334
Capital Bank Financial Corp., Class A	165	5,907
Cardinal Financial Corp.	182	5,822
Cathay General Bancorp	760	26,676
CenterState Banks, Inc.	277	6,210
Central Pacific Financial Corp.	238	7,033
Chemical Financial Corp.	376	19,507
CIT Group, Inc.	2,673	109,192
Citizens Financial Group, Inc.	7,014	235,039
City Holding Co.	105	6,455
Columbia Banking System, Inc.	361	14,375
Commerce Bancshares, Inc.	717	39,277
Community Bank System, Inc.	216	12,247
Cullen/Frost Bankers, Inc.	845	69,552
Customers Bancorp, Inc.*	255	7,778
CVB Financial Corp.	799	16,595
Eagle Bancorp, Inc.*	188	11,045
East West Bancorp, Inc.	1,661	79,529
Fifth Third Bancorp	8,731	227,181
First BanCorp*	979	5,796
First Commonwealth Financial Corp.	352	4,442
First Financial Bancorp	263	7,048
First Financial Bankshares, Inc.	301	12,958
First Horizon National Corp.	3,915	74,698
First Interstate BancSystem, Inc., Class A	116	4,379
First Midwest Bancorp, Inc.	583	14,155
First Republic Bank	1,315	107,698
FNB Corp.	2,971	45,397
Fulton Financial Corp.	1,323	23,483
Glacier Bancorp, Inc.	473	16,224
Great Western Bancorp, Inc.	734	29,360
Hancock Holding Co.	1,124	46,702
Hanmi Financial Corp.	200	6,140
Hilltop Holdings, Inc.	533	14,972
Home BancShares, Inc.	705	18,238
Hope Bancorp, Inc.	1,098	21,850
Investments	Shares	Value
Common Stocks (a) (continued)
Huntington Bancshares, Inc.	17,649	$219,907
IBERIABANK Corp.	451	37,365
Independent Bank Corp.	120	7,812
International Bancshares Corp.	243	9,459
Investors Bancorp, Inc.	4,807	65,087
KeyCorp	14,194	245,698
LegacyTexas Financial Group, Inc.	465	18,256
M&T Bank Corp.	1,486	213,895
MB Financial, Inc.	704	30,462
National Bank Holdings Corp., Class A	211	5,739
NBT Bancorp, Inc.	142	5,487
OFG Bancorp	699	9,437
Old National Bancorp	1,401	23,887
Opus Bank	282	7,135
Pacific Premier Bancorp, Inc.*	203	6,506
PacWest Bancorp	1,268	64,985
People's United Financial, Inc.	5,951	111,403
Pinnacle Financial Partners, Inc.	363	23,414
PNC Financial Services Group, Inc. (The)	1,935	213,895
Popular, Inc.	877	35,650
PrivateBancorp, Inc.	1,425	66,662
Prosperity Bancshares, Inc.	578	38,223
Regions Financial Corp.	17,703	239,699
Renasant Corp.	253	10,489
ServisFirst Bancshares, Inc.	125	9,203
Signature Bank*	949	142,265
Simmons First National Corp., Class A	122	7,375
South State Corp.	152	12,912
Southside Bancshares, Inc.	136	5,232
State Bank Financial Corp.	113	2,790
Sterling Bancorp	1,283	29,188
SunTrust Banks, Inc.	4,011	208,371
SVB Financial Group*	878	138,750
Synovus Financial Corp.	1,614	62,478
TCF Financial Corp.	2,005	34,787
Texas Capital Bancshares, Inc.*	748	54,417
Trustmark Corp.	681	22,957
UMB Financial Corp.	325	24,707
Umpqua Holdings Corp.	3,159	56,135
United Bankshares, Inc.	570	26,305
United Community Banks, Inc.	832	22,614
Valley National Bancorp	2,848	32,296
Webster Financial Corp.	1,402	69,553
Westamerica Bancorp	217	13,461
Western Alliance Bancorp*	1,422	66,436
Wintrust Financial Corp.	514	33,842
Zions Bancorp	5,155	205,117
Total Common Stocks (Cost $4,188,246)		4,915,530

See accompanying notes to the financial statements.

162 :: KRU ULTRA S&P REGIONAL BANKING :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investment (a) — 15.1%
Repurchase Agreement (b) — 15.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $1,077,696 (Cost $1,077,689)	$1,077,689	$1,077,689
Total Investments (Cost $5,265,935) — 83.9%		5,993,219
Other assets less liabilities — 16.1%		1,150,964
Net Assets — 100.0%		$7,144,183

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,164,533.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$718,116
Aggregate gross unrealized depreciation	(4,703)
Net unrealized appreciation	$713,413
Federal income tax cost of investments	$5,279,806

Swap Agreements1

Ultra S&P Regional Banking had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$3,011,658	11/06/18	Bank of America NA	0.44%	S&P Regional Banks Select Industry Index	$469,910	$(293,525)	$—	$176,385
1,972,011	11/06/18	Morgan Stanley & Co. International plc	0.54%	S&P Regional Banks Select Industry Index	301,809	(197,037)	—	104,772
3,528,936	11/06/18	Societe Generale	0.94%	S&P Regional Banks Select Industry Index	672,762	—	(500,000)	172,762
865,576	11/06/18	UBS AG	0.89%	S&P Regional Banks Select Industry Index	77,111	—	(32,000)	45,111
$9,378,181					$1,521,592

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA S&P REGIONAL BANKING KRU :: 163

Investments	Shares	Value
Common Stocks (a) — 75.5%
Communications Equipment — 0.3%
InterDigital, Inc.	1,084	$85,853
Semiconductors & Semiconductor Equipment — 75.2%
Advanced Micro Devices, Inc.*	23,235	207,024
Analog Devices, Inc.	9,729	722,281
Applied Materials, Inc.	34,200	1,101,240
Broadcom Ltd.	12,514	2,133,512
Cavium, Inc.*	2,072	118,166
Cirrus Logic, Inc.*	1,977	108,735
Cree, Inc.*	3,191	80,796
Cypress Semiconductor Corp.	10,162	114,322
Integrated Device Technology, Inc.*	4,250	99,450
Intel Corp.	149,690	5,194,245
KLA-Tencor Corp.	4,936	394,090
Lam Research Corp.	5,071	537,627
Linear Technology Corp.	7,585	474,290
Marvell Technology Group Ltd.	14,072	201,792
Maxim Integrated Products, Inc.	8,996	353,273
Microchip Technology, Inc.	6,812	450,818
Micron Technology, Inc.*	32,855	641,658
Microsemi Corp.*	3,581	196,060
NVIDIA Corp.	16,928	1,560,762
ON Semiconductor Corp.*	13,148	154,883
Qorvo, Inc.*	4,047	216,150
QUALCOMM, Inc.	46,627	3,176,698
Semtech Corp.*	2,075	58,307
Silicon Laboratories, Inc.*	1,316	87,317
Skyworks Solutions, Inc.	5,932	455,874
Synaptics, Inc.*	1,101	60,093
Teradyne, Inc.	6,402	156,081
Texas Instruments, Inc.	31,742	2,346,686
Versum Materials, Inc.*	3,426	83,800
Xilinx, Inc.	8,020	432,919
		21,918,949
Total Common Stocks (Cost $18,557,888)		22,004,802
Investments	Principal Amount	Value
Short-Term Investment (a) — 17.8%
Repurchase Agreement (b) — 17.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $5,184,347 (Cost $5,184,310)	$5,184,310	$5,184,310
Total Investments (Cost $23,742,198) — 93.3%		27,189,112
Other assets less liabilities — 6.7%		1,951,658
Net Assets — 100.0%		$29,140,770

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,723,275.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,267,867
Aggregate gross unrealized depreciation	(255,079)
Net unrealized appreciation	$3,012,788
Federal income tax cost of investments	$24,176,324

See accompanying notes to the financial statements.

164 :: USD ULTRA SEMICONDUCTORS :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Semiconductors had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$24,379,777	11/06/18	Bank of America NA	0.84%	Dow Jones U.S. SemiconductorsSM Index	$1,036,843	$(1,036,843)	$—	$—
510,124	11/06/17	Credit Suisse International	0.84%	Dow Jones U.S. SemiconductorsSM Index	92,833	—	—	92,833
6,190,552	11/06/18	Morgan Stanley & Co. International plc	0.84%	Dow Jones U.S. SemiconductorsSM Index	282,882	(272,230)	—	10,652
3,863,657	11/06/18	Societe Generale	0.94%	Dow Jones U.S. SemiconductorsSM Index	176,296	—	(30,000)	146,296
1,469,945	11/06/17	UBS AG	0.89%	Dow Jones U.S. SemiconductorsSM Index	221,937	—	—	221,937
$36,414,055					$1,810,791

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA SEMICONDUCTORS USD :: 165

Investments	Shares	Value
Common Stocks (a) — 63.2%
Commercial Services & Supplies (b) — 0.0%
Pitney Bowes, Inc.	3,623	$51,990
Communications Equipment — 4.3%
Arista Networks, Inc.*	798	75,658
ARRIS International plc*	3,722	106,784
Brocade Communications Systems, Inc.	7,826	96,573
Ciena Corp.*	2,696	57,829
Cisco Systems, Inc.	98,193	2,928,115
CommScope Holding Co., Inc.*	3,760	135,285
EchoStar Corp., Class A*	901	45,951
F5 Networks, Inc.*	1,292	181,849
Finisar Corp.*	2,150	71,444
Harris Corp.	2,425	251,133
InterDigital, Inc.	669	52,985
Juniper Networks, Inc.	7,477	205,917
Lumentum Holdings, Inc.*	1,068	42,827
Motorola Solutions, Inc.	3,255	261,214
NetScout Systems, Inc.*	1,796	56,035
Palo Alto Networks, Inc.*	1,749	235,013
Plantronics, Inc.	648	33,579
ViaSat, Inc.*	1,002	71,423
Viavi Solutions, Inc.*	4,535	35,600
		4,945,214
Construction & Engineering — 0.0% (b)
Dycom Industries, Inc.*	614	44,963
Diversified Telecommunication Services — 0.1%
Zayo Group Holdings, Inc.*	1,892	65,274
Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	3,188	163,353
Corning, Inc.	18,571	446,261
Ingram Micro, Inc., Class A*	2,921	109,362
SYNNEX Corp.	566	66,171
Tech Data Corp.*	687	58,306
		843,453
Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.*	3,642	39,989
athenahealth, Inc.*	768	72,653
Cerner Corp.*	5,867	292,060
Medidata Solutions, Inc.*	1,066	58,875
Veeva Systems, Inc., Class A*	1,890	87,847
		551,424
Investments	Shares	Value
Common Stocks (a) (continued)
Household Durables — 0.1%
Garmin Ltd.	2,249	$117,308
Internet & Direct Marketing Retail (b) — 0.0%
Expedia, Inc.	1	124
Internet Software & Services — 14.2%
Akamai Technologies, Inc.*	3,411	227,514
Alphabet, Inc., Class A*	5,756	4,465,965
Alphabet, Inc., Class C*	5,769	4,373,133
eBay, Inc.*	20,499	570,077
Facebook, Inc., Class A*	45,350	5,370,347
GrubHub, Inc.*	1,663	61,581
IAC/InterActiveCorp*	1,441	97,066
j2 Global, Inc.	938	68,952
Pandora Media, Inc.*	4,467	51,906
Twitter, Inc.*	11,606	214,595
VeriSign, Inc.*	1,813	142,955
Yahoo!, Inc.*	17,095	701,237
Zillow Group, Inc.*	887	31,178
Zillow Group, Inc., Class C*	2,051	73,672
		16,450,178
IT Services — 4.0%
Amdocs Ltd.	2,936	173,136
CACI International, Inc., Class A*	474	61,336
Cognizant Technology Solutions Corp., Class A*	11,849	652,643
Computer Sciences Corp.	2,741	166,187
CSRA, Inc.	2,843	91,004
DST Systems, Inc.	637	65,745
EPAM Systems, Inc.*	875	57,662
Gartner, Inc.*	1,613	165,849
International Business Machines Corp.	16,981	2,754,658
Leidos Holdings, Inc.	2,776	142,131
Science Applications International Corp.	876	72,331
Teradata Corp.*	2,546	68,360
Vantiv, Inc., Class A*	3,055	172,394
		4,643,436
Semiconductors & Semiconductor Equipment — 11.6%
Advanced Micro Devices, Inc.*	14,337	127,743
Analog Devices, Inc.	6,003	445,663
Applied Materials, Inc.	21,102	679,484
Broadcom Ltd.	7,722	1,316,524
Cavium, Inc.*	1,279	72,941
Cirrus Logic, Inc.*	1,220	67,100

See accompanying notes to the financial statements.

166 :: ROM ULTRA TECHNOLOGY :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Cree, Inc.*	1,969	$49,855
Cypress Semiconductor Corp.	6,271	70,549
Integrated Device Technology, Inc.*	2,623	61,378
Intel Corp.	92,362	3,204,961
KLA-Tencor Corp.	3,045	243,113
Lam Research Corp.	3,129	331,737
Linear Technology Corp.	4,680	292,640
Marvell Technology Group Ltd.	8,682	124,500
Maxim Integrated Products, Inc.	5,550	217,949
Microchip Technology, Inc.	4,198	277,824
Micron Technology, Inc.*	20,272	395,912
Microsemi Corp.*	2,210	120,998
NVIDIA Corp.	10,445	963,029
ON Semiconductor Corp.*	8,113	95,571
Qorvo, Inc.*	2,496	133,311
QUALCOMM, Inc.	28,769	1,960,032
Semtech Corp.*	1,280	35,968
Silicon Laboratories, Inc.*	812	53,876
Skyworks Solutions, Inc.	3,660	281,271
Synaptics, Inc.*	679	37,060
Teradyne, Inc.	3,950	96,301
Texas Instruments, Inc.	19,585	1,447,919
Versum Materials, Inc.*	2,114	51,708
Xilinx, Inc.	4,948	267,093
		13,524,010
Software — 15.7%
ACI Worldwide, Inc.*	2,288	42,580
Adobe Systems, Inc.*	9,728	1,000,136
ANSYS, Inc.*	1,703	160,133
Aspen Technology, Inc.*	1,508	79,668
Autodesk, Inc.*	3,812	276,789
Blackbaud, Inc.	927	58,197
CA, Inc.	6,134	196,043
Cadence Design Systems, Inc.*	5,707	149,980
CDK Global, Inc.	2,932	169,176
Citrix Systems, Inc.*	3,040	263,659
CommVault Systems, Inc.*	806	43,524
Dell Technologies, Inc., Class V*	4,353	233,147
Ellie Mae, Inc.*	651	53,740
Fair Isaac Corp.	603	68,555
FireEye, Inc.*	2,948	37,852
Fortinet, Inc.*	2,865	86,237
Guidewire Software, Inc.*	1,416	78,885
Intuit, Inc.	4,784	543,845
Manhattan Associates, Inc.*	1,398	73,255
Mentor Graphics Corp.	2,112	77,194
Microsoft Corp.	152,130	9,167,354
Nuance Communications, Inc.*	4,860	78,781
Investments	Shares	Value
Common Stocks (a) (continued)
Oracle Corp.	58,754	$2,361,323
Proofpoint, Inc.*	821	63,225
PTC, Inc.*	2,244	109,305
Red Hat, Inc.*	3,535	279,654
salesforce.com, Inc.*	12,571	905,112
ServiceNow, Inc.*	3,212	267,078
Splunk, Inc.*	2,595	149,524
SS&C Technologies Holdings, Inc.	3,251	97,563
Symantec Corp.	12,018	293,119
Synopsys, Inc.*	2,954	178,658
Tableau Software, Inc., Class A*	1,075	48,246
Tyler Technologies, Inc.*	646	96,189
Ultimate Software Group, Inc. (The)*	565	115,785
Verint Systems, Inc.*	1,215	45,623
VMware, Inc., Class A*	1,393	113,028
Workday, Inc., Class A*	2,323	195,875
		18,258,037
Technology Hardware, Storage & Peripherals — 12.0%
3D Systems Corp.*	2,081	28,822
Apple, Inc.	105,196	11,626,263
Diebold, Inc.	1,467	33,447
Electronics For Imaging, Inc.*	912	39,690
Hewlett Packard Enterprise Co.	32,441	772,096
HP, Inc.	33,400	514,360
NCR Corp.*	2,417	93,659
NetApp, Inc.	5,440	198,886
Seagate Technology plc	5,829	233,743
Western Digital Corp.	5,550	353,313
		13,894,279
Total Common Stocks (Cost $74,853,085)		73,389,690
	Principal Amount

Short-Term Investment (a) — 7.1%

Repurchase Agreement (c) — 7.1%

Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $8,212,069 (Cost $8,212,009)	$8,212,009	8,212,009
Total Investments (Cost $83,065,094) — 70.3%		81,601,699
Other assets less liabilities — 29.7%		34,556,604
Net Assets — 100.0%		$116,158,303

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA TECHNOLOGY ROM :: 167

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $38,394,018.

(b)  Represents less than 0.05% of net assets.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,985,136
Aggregate gross unrealized depreciation	(3,468,331)
Net unrealized depreciation	$(1,483,195)
Federal income tax cost of investments	$83,084,894

Swap Agreements1

Ultra Technology had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$7,352,040	01/08/18	Bank of America NA	0.84%	Dow Jones U.S. TechnologySM Index	$706,520
40,798,801	01/08/18	Bank of America NA	0.48%	iShares® U.S. Technology ETF	4,201,523
48,150,841					4,908,043	$(4,908,043)	$—	$—
1,853,240	01/08/18	Citibank NA	0.76%	Dow Jones U.S. TechnologySM Index	32,846	—	—	32,846
2,749,286	01/08/18	Credit Suisse International	0.84%	Dow Jones U.S. TechnologySM Index	958,528	—	(830,363)	128,165
4,842,220	01/08/18	Deutsche Bank AG	0.66%	Dow Jones U.S. TechnologySM Index	9,845,008	—	(9,845,008)	—
4,573,519	11/06/18	Goldman Sachs International	0.96%	Dow Jones U.S. TechnologySM Index	35,655
8,209,403	01/08/18	Goldman Sachs International	0.49%	iShares® U.S. Technology ETF	1,759,377
12,782,922					1,795,032	(1,727,956)	—	67,076
4,183,518	11/06/18	Morgan Stanley & Co. International plc	0.79%	iShares® U.S. Technology ETF	116,848
62,644,661	01/08/18	Morgan Stanley & Co. International plc	0.84%	Dow Jones U.S. TechnologySM Index	13,197,900
66,828,179					13,314,748	(13,314,748)	—	—
20,831,234	01/08/18	Societe Generale	0.94%	Dow Jones U.S. TechnologySM Index	1,317,308	—	(1,317,308)	—
1,130,788	11/06/17	UBS AG	0.89%	Dow Jones U.S. TechnologySM Index	5,331	—	—	5,331
$159,168,710					$32,176,844

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
See accompanying notes to the financial statements.

168 :: ROM ULTRA TECHNOLOGY :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 59.6%
Diversified Telecommunication Services — 40.9%
AT&T, Inc.	6,217	$240,163
ATN International, Inc.	1,805	130,519
CenturyLink, Inc.	6,282	147,753
Cincinnati Bell, Inc.*	5,903	121,602
Consolidated Communications Holdings, Inc.	5,229	149,445
Frontier Communications Corp.	33,001	120,454
General Communication, Inc., Class A*	7,997	134,829
Globalstar, Inc.*	77,559	61,272
Iridium Communications, Inc.*	16,081	141,513
Level 3 Communications, Inc.*	3,532	194,507
SBA Communications Corp., Class A*	1,496	148,044
Verizon Communications, Inc.	4,686	233,831
Vonage Holdings Corp.*	21,689	142,930
Windstream Holdings, Inc.	13,404	99,324
		2,066,186
Wireless Telecommunication Services — 18.7%
NII Holdings, Inc.*	34,165	58,080
Shenandoah Telecommunications Co.	5,008	140,474
Spok Holdings, Inc.	6,390	116,298
Sprint Corp.*	22,721	178,133
Telephone & Data Systems, Inc.	4,992	134,435
T-Mobile US, Inc.*	3,748	203,179
United States Cellular Corp.*	3,011	113,304
		943,903
Total Common Stocks (Cost $3,340,846)		3,010,089
	No. of Rights
Right — 0.4%
Wireless Telecommunication Services — 0.4%
Leap Wireless International, Inc., CVR (Cost $—)*(b)(c)	6,893	17,370
Investments	Principal Amount	Value
Short-Term Investment (a) — 22.4%
Repurchase Agreement (d) — 22.4%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $1,133,274 (Cost $1,133,266)	$1,133,266	$1,133,266
Total Investments (Cost $4,474,112) — 82.4%		4,160,725
Other assets less liabilities — 17.6%		889,437
Net Assets — 100.0%		$5,050,162

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,329,248.

(b)  Security fair valued as of 11/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 11/30/2016 amounted to $17,370, which represents approximately 0.34% of net assets of the Fund.

(c)  Illiquid security.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,450
Aggregate gross unrealized depreciation	(501,667)
Net unrealized depreciation	$(343,217)
Federal income tax cost of investments	$4,503,942

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA TELECOMMUNICATIONS LTL :: 169

Swap Agreements1

Ultra Telecommunications had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$573,467	11/06/18	Bank of America NA	0.23%	iShares® U.S. Telecommunications ETF	$34,349
2,051,203	11/06/17	Bank of America NA	0.59%	Dow Jones U.S. Select TelecommunicationsSM Index	36,060
2,624,670					70,409	$—	$—	$70,409
286,217	01/08/18	Citibank NA	0.76%	Dow Jones U.S. Select TelecommunicationsSM Index	49,474	—	—	49,474
75,966	01/08/18	Credit Suisse International	0.84%	Dow Jones U.S. Select TelecommunicationsSM Index	14,331	—	—	14,331
218,560	11/06/17	Deutsche Bank AG	0.36%	iShares® U.S. Telecommunications ETF	88,241
1,233,498	01/08/18	Deutsche Bank AG	0.66%	Dow Jones U.S. Select TelecommunicationsSM Index	428,950
1,452,058					517,191	—	(517,191)	—
67,640	11/06/18	Goldman Sachs International	0.96%	Dow Jones U.S. Select TelecommunicationsSM Index	4,157	—	—	4,157
299,181	11/06/17	Morgan Stanley & Co. International plc	0.84%	Dow Jones U.S. Select TelecommunicationsSM Index	31,283
1,519,091	11/06/17	Morgan Stanley & Co. International plc	0.39%	iShares® U.S. Telecommunications ETF	15,812
1,818,272					47,095	—	—	47,095
397,608	11/06/17	Societe Generale	0.94%	Dow Jones U.S. Select TelecommunicationsSM Index	74,713	—	—	74,713
378,991	11/06/17	UBS AG	0.89%	Dow Jones U.S. Select TelecommunicationsSM Index	28,541	—	—	28,541
$7,101,422					$805,911

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

170 :: LTL ULTRA TELECOMMUNICATIONS :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 71.1%
Electric Utilities — 41.3%
ALLETE, Inc.	701	$43,336
Alliant Energy Corp.	3,225	115,842
American Electric Power Co., Inc.	6,977	411,992
Duke Energy Corp.	9,775	721,102
Edison International	4,623	317,924
El Paso Electric Co.	575	25,904
Entergy Corp.	2,539	174,505
Eversource Energy	4,501	232,342
Exelon Corp.	13,094	425,686
FirstEnergy Corp.	6,033	188,773
Great Plains Energy, Inc.	2,942	77,639
Hawaiian Electric Industries, Inc.	1,535	47,278
IDACORP, Inc.	715	54,447
NextEra Energy, Inc.	6,627	757,002
PG&E Corp.	7,073	415,892
Pinnacle West Capital Corp.	1,577	116,588
PNM Resources, Inc.	1,130	35,708
Portland General Electric Co.	1,262	52,499
PPL Corp.	9,621	321,919
Southern Co. (The)	13,886	650,142
Westar Energy, Inc.	2,011	114,546
Xcel Energy, Inc.	7,207	281,145
		5,582,211
Gas Utilities — 4.1%
Atmos Energy Corp.	1,473	104,760
National Fuel Gas Co.	1,206	67,994
New Jersey Resources Corp.	1,222	42,098
ONE Gas, Inc.	741	44,467
South Jersey Industries, Inc.	1,128	37,224
Southwest Gas Corp.	674	49,964
Spire, Inc.	648	41,822
UGI Corp.	2,458	110,118
WGL Holdings, Inc.	724	52,533
		550,980
Independent Power and Renewable Electricity Producers — 1.7%
AES Corp.	9,351	107,069
Calpine Corp.*	5,096	56,820
Dynegy, Inc.*	1,664	14,394
NRG Energy, Inc.	4,473	50,724
		229,007
Multi-Utilities — 22.1%
Ameren Corp.	3,443	169,120
Avista Corp.	904	36,585
Black Hills Corp.	742	43,593
CenterPoint Energy, Inc.	6,111	145,808
CMS Energy Corp.	3,959	159,231
Consolidated Edison, Inc.	4,319	301,337
Investments	Shares	Value
Common Stocks (a) (continued)
Dominion Resources, Inc.	8,879	$650,742
DTE Energy Co.	2,546	237,007
NiSource, Inc.	4,571	100,288
NorthWestern Corp.	685	38,428
Public Service Enterprise Group, Inc.	7,178	296,523
SCANA Corp.	2,028	143,035
Sempra Energy	3,544	353,691
Vectren Corp.	1,175	57,669
WEC Energy Group, Inc.	4,478	250,813
		2,983,870
Water Utilities — 1.9%
American Water Works Co., Inc.	2,524	182,914
Aqua America, Inc.	2,516	74,801
		257,715
Total Common Stocks (Cost $10,398,973)		9,603,783
	Principal Amount
Short-Term Investment (a) — 11.2%
Repurchase Agreement (b) — 11.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $1,511,073 (Cost $1,511,063)	$1,511,063	1,511,063
Total Investments (Cost $11,910,036) — 82.3%		11,114,846
Other assets less liabilities — 17.7%		2,384,628
Net Assets — 100.0%		13,499,474

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $2,993,481.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,786
Aggregate gross unrealized depreciation	(882,726)
Net unrealized depreciation	$(812,940)
Federal income tax cost of investments	$11,927,786

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA UTILITIES UPW :: 171

Swap Agreements1

Ultra Utilities had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$2,486,135	01/08/18	Bank of America NA	0.38%	iShares® U.S. Utilities ETF	$32,362
9,137,834	01/08/18	Bank of America NA	0.74%	Dow Jones U.S. UtilitiesSM Index	(87,327)
11,623,969					(54,965)	$—	$54,965	$—
962,936	11/06/17	Credit Suisse International	0.84%	Dow Jones U.S. UtilitiesSM Index	(18,584)	177	18,407	—
544,281	11/06/17	Morgan Stanley & Co. International plc	0.84%	Dow Jones U.S. UtilitiesSM Index	73,412
1,483,649	11/06/18	Morgan Stanley & Co. International plc	0.39%	iShares® U.S. Utilities ETF	(56,249)
2,027,930					17,163	(193)	—	16,970
1,798,949	11/06/17	Societe Generale	0.94%	Dow Jones U.S. UtilitiesSM Index	209,594	—	(209,594)	—
979,389	11/06/18	UBS AG	0.89%	Dow Jones U.S. UtilitiesSM Index	(37,846)	—	37,846	—
$17,393,173					$115,362

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

172 :: UPW ULTRA UTILITIES :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 86.4%
Biotechnology — 71.0%
ACADIA Pharmaceuticals, Inc.*	7,208	$194,544
Acceleron Pharma, Inc.*	2,256	76,005
Achillion Pharmaceuticals, Inc.*	8,199	33,944
Acorda Therapeutics, Inc.*	2,768	57,574
Adamas Pharmaceuticals, Inc.*	1,315	19,725
Aduro Biotech, Inc.*	3,885	44,289
Adverum Biotechnologies, Inc.*	2,481	7,071
Affimed NV*	1,995	3,990
Agios Pharmaceuticals, Inc.*	2,514	146,340
Akebia Therapeutics, Inc.*	2,281	19,639
Alder Biopharmaceuticals, Inc.*	3,010	70,885
Alexion Pharmaceuticals, Inc.*	10,734	1,315,881
Alkermes plc*	9,054	514,539
Alnylam Pharmaceuticals, Inc.*	5,143	225,623
AMAG Pharmaceuticals, Inc.*	2,049	68,027
Amarin Corp. plc, ADR*	14,929	48,370
Amgen, Inc.	15,906	2,291,577
Amicus Therapeutics, Inc.*	8,527	50,991
Anthera Pharmaceuticals, Inc.*	2,485	3,728
Applied Genetic Technologies Corp.*	1,082	9,954
Aquinox Pharmaceuticals, Inc.*	1,402	19,530
Ardelyx, Inc.*	2,834	41,943
Arena Pharmaceuticals, Inc.*	14,592	21,158
ARIAD Pharmaceuticals, Inc.*	11,560	155,829
Array BioPharma, Inc.*	10,069	81,509
Arrowhead Pharmaceuticals, Inc.*	4,184	6,025
Atara Biotherapeutics, Inc.*	1,728	34,301
aTyr Pharma, Inc.*	1,423	4,411
Bellicum Pharmaceuticals, Inc.*	1,622	29,082
BioCryst Pharmaceuticals, Inc.*	4,421	24,713
Biogen, Inc.*	8,850	2,602,520
BioMarin Pharmaceutical, Inc.*	10,220	875,139
Bluebird Bio, Inc.*	2,230	134,581
Blueprint Medicines Corp.*	1,637	48,079
Cara Therapeutics, Inc.*	1,637	14,733
Cascadian Therapeutics, Inc.*	1,352	7,585
Celgene Corp.*	25,341	3,003,162
Celldex Therapeutics, Inc.*	6,032	22,982
ChemoCentryx, Inc.*	2,865	22,462
Chiasma, Inc.*	1,461	2,849
Chimerix, Inc.*	2,772	13,555
China Biologic Products, Inc.*	1,613	193,108
Clovis Oncology, Inc.*	2,310	79,164
Coherus Biosciences, Inc.*	2,602	69,994
Concert Pharmaceuticals, Inc.*	1,334	12,059
Curis, Inc.*	7,767	22,447
DBV Technologies SA, ADR*	1,417	51,749
Dicerna Pharmaceuticals, Inc.*	1,245	3,710
Eagle Pharmaceuticals, Inc.*	938	74,064
Enanta Pharmaceuticals, Inc.*	1,142	35,904
Investments	Shares	Value
Common Stocks (a) (continued)
Epizyme, Inc.*	3,477	$38,595
Esperion Therapeutics, Inc.*	1,353	14,288
Exelixis, Inc.*	17,113	289,552
FibroGen, Inc.*	3,766	83,417
Five Prime Therapeutics, Inc.*	1,700	97,784
Flexion Therapeutics, Inc.*	1,651	27,241
Foundation Medicine, Inc.*	2,095	43,052
Genomic Health, Inc.*	2,003	60,951
Geron Corp.*	9,546	19,474
Gilead Sciences, Inc.	34,510	2,543,387
Grifols SA, ADR	8,763	136,966
Halozyme Therapeutics, Inc.*	7,763	91,681
Immune Design Corp.*	1,524	11,201
ImmunoGen, Inc.*	5,239	9,325
Immunomedics, Inc.*	6,348	20,441
Incyte Corp.*	11,231	1,148,819
Infinity Pharmaceuticals, Inc.*	2,974	3,450
Inotek Pharmaceuticals Corp.*	1,616	10,342
Inovio Pharmaceuticals, Inc.*	4,412	31,237
Insmed, Inc.*	3,712	50,669
Insys Therapeutics, Inc.*	4,295	50,638
Intercept Pharmaceuticals, Inc.*	1,483	149,961
Ionis Pharmaceuticals, Inc.*	7,254	317,435
Ironwood Pharmaceuticals, Inc.*	7,795	121,641
Juno Therapeutics, Inc.*	6,345	127,217
Karyopharm Therapeutics, Inc.*	2,448	22,595
Kite Pharma, Inc.*	2,975	151,517
Lexicon Pharmaceuticals, Inc.*	6,231	94,898
Ligand Pharmaceuticals, Inc.*	1,251	130,604
Lion Biotechnologies, Inc.*	3,510	23,341
MacroGenics, Inc.*	2,083	54,012
MannKind Corp.*	28,677	13,493
Merrimack Pharmaceuticals, Inc.*	7,753	42,719
Momenta Pharmaceuticals, Inc.*	4,244	60,053
Myriad Genetics, Inc.*	4,148	69,230
NantKwest, Inc.*	4,938	32,295
Neurocrine Biosciences, Inc.*	5,204	241,726
NewLink Genetics Corp.*	1,738	19,257
Novavax, Inc.*	16,268	19,684
OncoMed Pharmaceuticals, Inc.*	2,221	18,856
Ophthotech Corp.*	2,135	65,438
Osiris Therapeutics, Inc.*	2,067	12,299
Otonomy, Inc.*	1,810	30,770
OvaScience, Inc.*	2,133	7,146
PDL BioPharma, Inc.	9,930	21,747
Portola Pharmaceuticals, Inc.*	3,389	60,968
Progenics Pharmaceuticals, Inc.*	4,199	37,581
Pronai Therapeutics, Inc.*	1,819	2,419
Prothena Corp. plc*	2,063	121,758
PTC Therapeutics, Inc.*	2,055	22,893
Radius Health, Inc.*	2,585	137,574
Regeneron Pharmaceuticals, Inc.*	6,034	2,288,334

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRAPRO NASDAQ BIOTECHNOLOGY UBIO :: 173

Investments	Shares	Value
Common Stocks (a) (continued)
Regulus Therapeutics, Inc.*	3,169	$7,764
Repligen Corp.*	2,027	65,269
Retrophin, Inc.*	2,204	45,116
Rigel Pharmaceuticals, Inc.*	5,674	14,752
Sage Therapeutics, Inc.*	2,225	111,495
Sangamo BioSciences, Inc.*	4,236	13,555
Sarepta Therapeutics, Inc.*	3,243	111,105
Seattle Genetics, Inc.*	8,394	544,015
Seres Therapeutics, Inc.*	2,416	24,136
Shire plc, ADR	5,295	924,507
Spark Therapeutics, Inc.*	1,837	101,053
Spectrum Pharmaceuticals, Inc.*	4,813	18,819
Synergy Pharmaceuticals, Inc.*	10,764	56,619
TESARO, Inc.*	3,068	416,297
Tokai Pharmaceuticals, Inc.*	1,358	1,399
Trevena, Inc.*	3,130	17,152
Ultragenyx Pharmaceutical, Inc.*	2,365	185,156
uniQure NV*	1,489	9,351
United Therapeutics Corp.*	2,608	327,591
Vanda Pharmaceuticals, Inc.*	2,596	42,704
Versartis, Inc.*	2,066	25,722
Vertex Pharmaceuticals, Inc.*	14,294	1,166,533
Vital Therapies, Inc.*	1,892	9,649
XBiotech, Inc.*	1,946	27,225
Xencor, Inc.*	2,457	62,801
Zafgen, Inc.*	1,640	5,543
		26,548,342
Health Care Equipment & Supplies — 0.1%
Cerus Corp.*	6,162	32,166
Life Sciences Tools & Services — 5.9%
Albany Molecular Research, Inc.*	2,571	43,321
Bio-Techne Corp.	2,237	235,690
Compugen Ltd.*	3,054	18,477
Illumina, Inc.*	8,025	1,068,449
INC Research Holdings, Inc., Class A*	3,203	158,549
Luminex Corp.*	2,613	53,122
NanoString Technologies, Inc.*	1,190	26,180
Pacific Biosciences of California, Inc.*	5,511	41,939
PRA Health Sciences, Inc.*	3,656	196,400
QIAGEN NV*	14,001	382,507
		2,224,634
Pharmaceuticals — 9.4%
Aerie Pharmaceuticals, Inc.*	1,995	74,114
Akorn, Inc.*	7,560	160,423
Alcobra Ltd.*	1,653	3,157
Amphastar Pharmaceuticals, Inc.*	2,707	54,871
ANI Pharmaceuticals, Inc.*	691	40,721
Aratana Therapeutics, Inc.*	2,125	15,151
Cempra, Inc.*	3,119	20,274
Investments	Shares	Value
Common Stocks (a) (continued)
Collegium Pharmaceutical, Inc.*	1,711	$28,334
Concordia International Corp.	3,060	7,864
Depomed, Inc.*	3,681	70,307
Dermira, Inc.*	2,122	67,862
Durect Corp.*	8,243	10,798
Egalet Corp.*	1,507	10,142
Endo International plc*	13,364	213,958
Endocyte, Inc.*	2,536	6,746
Flamel Technologies SA, ADR*	2,420	25,700
Flex Pharma, Inc.*	1,078	6,630
Foamix Pharmaceuticals Ltd.*	2,196	20,181
GW Pharmaceuticals plc, ADR*	1,126	125,718
Horizon Pharma plc*	9,652	191,110
Impax Laboratories, Inc.*	4,430	64,014
Innoviva, Inc.*	6,671	68,978
Jazz Pharmaceuticals plc*	3,631	376,281
KemPharm, Inc.*	879	3,164
Medicines Co. (The)*	4,233	148,578
Mylan NV*	31,892	1,167,566
Nektar Therapeutics*	9,100	111,793
Neos Therapeutics, Inc.*	964	6,844
Neuroderm Ltd.*	1,299	21,174
Ocular Therapeutix, Inc.*	1,489	13,833
Omeros Corp.*	2,565	31,524
Orexigen Therapeutics, Inc.*	873	1,711
Pacira Pharmaceuticals, Inc.*	2,236	71,217
Revance Therapeutics, Inc.*	1,709	28,626
SciClone Pharmaceuticals, Inc.*	2,996	29,810
Sucampo Pharmaceuticals, Inc., Class A*	2,748	44,655
Supernus Pharmaceuticals, Inc.*	2,970	64,003
Teligent, Inc.*	3,185	22,900
Tetraphase Pharmaceuticals, Inc.*	2,202	9,226
Theravance Biopharma, Inc.*	2,871	79,929
Zogenix, Inc.*	1,487	18,736
		3,538,623
Total Common Stocks (Cost $36,928,821)		32,343,765
	Principal Amount
Short-Term Investment (a) — 31.8%
Repurchase Agreement (b) — 31.8%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $11,877,904 (Cost $11,877,819)	$11,877,819	11,877,819
Total Investments (Cost $48,806,640) — 118.2%		44,221,584
Liabilities less other assets — (18.2%)		(6,816,631)
Net Assets — 100.0%		$37,404,953

See accompanying notes to the financial statements.

174 :: UBIO ULTRAPRO NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $10,416,071.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,043,701
Aggregate gross unrealized depreciation	(7,682,338)
Net unrealized depreciation	$(6,638,637)
Federal income tax cost of investments	$50,860,221

Swap Agreements1

UltraPro Nasdaq Biotechnology had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$14,008,692	01/06/17	Bank of America NA	0.59%	NASDAQ Biotechnology Index®	$(1,166,656)	$—	$699,774	$(466,882)
78,050	11/06/18	Goldman Sachs International	0.96%	NASDAQ Biotechnology Index®	3,621	—	—	3,621
58,956,805	07/06/17	Societe Generale	0.44%	NASDAQ Biotechnology Index®	(9,445,006)	5,949,384	3,495,622	—
6,928,968	11/06/18	UBS AG	0.04%	NASDAQ Biotechnology Index®	(368,944)	297,570	5,304	(66,070)
$79,972,515					$(10,976,985)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRAPRO NASDAQ BIOTECHNOLOGY UBIO :: 175

Investments	Shares	Value
Common Stocks (a) — 40.6%
Banks — 18.1%
Bank of America Corp.	16,984	$358,702
BB&T Corp.	1,356	61,359
Citigroup, Inc.	4,836	272,702
Citizens Financial Group, Inc.	865	28,986
Comerica, Inc.	289	18,424
Fifth Third Bancorp	1,276	33,202
Huntington Bancshares, Inc.	1,807	22,515
JPMorgan Chase & Co.	6,012	481,982
KeyCorp	1,801	31,175
M&T Bank Corp.	261	37,568
People's United Financial, Inc.	518	9,697
PNC Financial Services Group, Inc. (The)	818	90,422
Regions Financial Corp.	2,089	28,285
SunTrust Banks, Inc.	835	43,378
US Bancorp	2,678	132,882
Wells Fargo & Co.	7,558	399,969
Zions Bancorp	341	13,569
		2,064,817
Capital Markets — 7.9%
Affiliated Managers Group, Inc.*	90	13,329
Ameriprise Financial, Inc.	269	30,723
Bank of New York Mellon Corp. (The)	1,777	84,265
BlackRock, Inc.	203	75,270
Charles Schwab Corp. (The)	2,004	77,475
CME Group, Inc.	564	63,681
E*TRADE Financial Corp.*	456	15,737
Franklin Resources, Inc.	585	22,967
Goldman Sachs Group, Inc. (The)	628	137,714
Intercontinental Exchange, Inc.	990	54,846
Invesco Ltd.	682	21,353
Legg Mason, Inc.	154	4,913
Moody's Corp.	278	27,939
Morgan Stanley	2,450	101,332
Nasdaq, Inc.	190	12,177
Northern Trust Corp.	355	29,163
S&P Global, Inc.	439	52,237
State Street Corp.	610	48,068
T Rowe Price Group, Inc.	414	30,661
		903,850
Consumer Finance — 2.3%
American Express Co.	1,291	93,004
Capital One Financial Corp.	842	70,762
Discover Financial Services	672	45,541
Navient Corp.	528	9,097
Synchrony Financial	1,319	45,585
		263,989
Investments	Shares	Value
Common Stocks (a) (continued)
Diversified Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B*	3,160	$497,510
Leucadia National Corp.	540	11,891
		509,401
Insurance — 7.8%
Aflac, Inc.	682	48,681
Allstate Corp. (The)	618	43,211
American International Group, Inc.	1,693	107,218
Aon plc	442	50,432
Arthur J. Gallagher & Co.	295	14,853
Assurant, Inc.	100	8,634
Chubb Ltd.	774	99,072
Cincinnati Financial Corp.	249	19,108
Hartford Financial Services Group, Inc. (The)	642	30,251
Lincoln National Corp.	387	24,807
Loews Corp.	460	20,539
Marsh & McLennan Cos., Inc.	863	59,814
MetLife, Inc.	1,829	100,613
Principal Financial Group, Inc.	445	25,672
Progressive Corp. (The)	969	32,268
Prudential Financial, Inc.	727	73,136
Torchmark Corp.	185	12,967
Travelers Cos., Inc. (The)	480	54,408
Unum Group	391	16,528
Willis Towers Watson plc	216	26,864
XL Group Ltd.	458	16,547
		885,623
Mortgage Real Estate Investment Trusts (REITs) — 0.0% (b)
ARMOUR Residential REIT, Inc.	3	67
Total Common Stocks (Cost $4,125,812)		4,627,747
	Principal Amount
Short-Term Investment (a)(b) — 0.0%
Repurchase Agreement (c)(b) — 0.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $901 (Cost $901)	$901	901
Total Investments (Cost $4,126,713) — 40.6%		4,628,648
Other assets less liabilities — 59.4%		6,768,151
Net Assets — 100.0%		$11,396,799

See accompanying notes to the financial statements.

176 :: FINU ULTRAPRO FINANCIAL SELECT SECTOR :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,430,333.

(b)  Represents less than 0.05% of net assets.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$530,432
Aggregate gross unrealized depreciation	(31,260)
Net unrealized appreciation	$499,172
Federal income tax cost of investments	$4,129,476

Swap Agreements1

UltraPro Financial Select Sector had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$4,637,667	11/06/17	Bank of America NA	0.79%	S&P Financial Select Sector Index	$193,118	$—	$—	$193,118
1,706,702	01/08/18	Credit Suisse International	0.69%	S&P Financial Select Sector Index	1,561,584	—	(1,540,000)	21,584
2,595,480	11/06/17	Deutsche Bank AG	0.61%	S&P Financial Select Sector Index	1,723,644	—	—	1,723,644
314,469	01/08/18	Goldman Sachs International	0.96%	S&P Financial Select Sector Index	43,170	—	—	43,170
6,406,935	11/06/17	Morgan Stanley & Co. International plc	0.94%	S&P Financial Select Sector Index	480,832	—	(424,000)	56,832
651,618	11/06/17	Societe Generale	1.04%	S&P Financial Select Sector Index	285,173	—	(260,000)	25,173
13,294,833	01/08/18	UBS AG	0.89%	S&P Financial Select Sector Index	2,102,529	—	(1,941,000)	161,529
$29,607,704					$6,390,050

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRAPRO FINANCIAL SELECT SECTOR FINU :: 177

Investments	Principal Amount	Value
Short-Term Investments — 75.3%
Repurchase Agreement (a) — 27.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $2,822,512 (Cost $2,822,491)	$2,822,491	$2,822,491
U.S. Treasury Obligation — 48.1%
U.S. Treasury Bill
0.36%, 1/26/2017 (Cost $4,997,181) (b)	5,000,000	4,997,181
Total Short-Term Investments (Cost $7,819,672)		7,819,672
Total Investments (Cost $7,819,672) (c) — 75.3%		7,819,672
Other assets less liabilities — 24.7%		2,570,265
Net Assets — 100.0%		10,389,937

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  The rate shown was the current yield as of 11/30/2016.

(c)  Tax basis equals book cost.

Swap Agreements1,5

Ultra MSCI EAFE had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$423,954	11/06/18	Bank of America NA	0.69%	iShares® MSCI EAFE ETF	$(4,386)	$—	$4,386	$—
350,561	11/06/17	Citibank NA	0.86%	iShares® MSCI EAFE ETF	(18,453)	—	18,453	—
14,539,508	11/06/18	Credit Suisse International	0.24%	iShares® MSCI EAFE ETF	(108,705)	—	108,705	—
495,524	11/07/17	Goldman Sachs International	1.01%	iShares® MSCI EAFE ETF	3,223	—	—	3,223
2,393,923	11/06/17	Morgan Stanley & Co. International plc	0.69%	iShares® MSCI EAFE ETF	88,988	(5)	—	88,983
443,757	11/06/17	Societe Generale	1.24%	iShares® MSCI EAFE ETF	(67,042)	—	—	(67,042)
2,145,962	11/06/17	UBS AG	0.74%	iShares® MSCI EAFE ETF	(220,525)	—	220,525	—
$20,793,189					$(326,900)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

178 :: EFO ULTRA MSCI EAFE :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments (a) — 67.7%
Repurchase Agreement (b) — 15.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $3,785,865 (Cost $3,785,837)	$3,785,837	$3,785,837
U.S. Treasury Obligation — 52.4%
U.S. Treasury Bill
0.35%, 12/22/2016 (Cost $12,997,346) (c)	13,000,000	12,997,346
Total Short-Term Investments (Cost $16,783,183)		16,783,183
Total Investments (Cost $16,783,183) (d) — 67.7%		16,783,183
Other assets less liabilities — 32.3%		8,016,278
Net Assets — 100.0%		$24,799,461

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $777,884.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

(d)  Tax basis equals book cost.

Swap Agreements1,5

Ultra MSCI Emerging Markets had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$1,114,471	11/06/18	Bank of America NA	0.84%	iShares® MSCI Emerging Markets ETF	$(54,984)	$—	$54,984	$—
6,966,665	11/06/17	Citibank NA	0.86%	iShares® MSCI Emerging Markets ETF	(513,858)	—	513,858	—
6,373,803	11/06/17	Credit Suisse International	0.34%	iShares® MSCI Emerging Markets ETF	(1,544,264)	—	1,544,264	—
663,856	11/06/18	Goldman Sachs International	0.36%	iShares® MSCI Emerging Markets ETF	(8,219)	—	8,219	—
2,416,304	11/06/18	Morgan Stanley & Co. International plc	0.29%	iShares® MSCI Emerging Markets ETF	(118,244)	—	118,244	—
1,299,081	11/06/18	Societe Generale	0.19%	iShares® MSCI Emerging Markets ETF	(15,918)	—	15,918	—
30,804,523	11/06/18	UBS AG	0.34%	iShares® MSCI Emerging Markets ETF	(1,644,339)	—	1,644,339	—
$49,638,703					$(3,899,826)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA MSCI EMERGING MARKETS EET :: 179

disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

180 :: EET ULTRA MSCI EMERGING MARKETS :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 80.3%
Repurchase Agreement (a) — 21.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $1,800,870 (Cost $1,800,858)	$1,800,858	$1,800,858
U.S. Treasury Obligation — 59.0%
U.S. Treasury Bill
0.36%, 1/26/2017 (Cost $4,997,181) (b)	5,000,000	4,997,181
Total Short-Term Investments (Cost $6,798,039)		6,798,039
Total Investments (Cost $6,798,039) (c) — 80.3%		6,798,039
Other assets less liabilities — 19.7%		1,665,716
Net Assets — 100.0%		$8,463,755

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  The rate shown was the current yield as of 11/30/2016.

(c)  Tax basis equals book cost.

Swap Agreements1,5

Ultra FTSE Europe had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$411,382	11/06/17	Bank of America NA	0.59%	Vanguard® FTSE Europe ETF Shares	$45,771	$(45,771)	$—	$—
321,240	11/06/17	Citibank NA	0.66%	Vanguard® FTSE Europe ETF Shares	(38,586)	—	38,586	—
2,152,018	11/06/17	Credit Suisse International	0.34%	Vanguard® FTSE Europe ETF Shares	(573,647)	—	573,647	—
814,282	11/07/17	Goldman Sachs International	0.26%	Vanguard® FTSE Europe ETF Shares	(56,360)	—	56,360	—
5,883,792	11/06/17	Morgan Stanley & Co. International plc	0.04%	Vanguard® FTSE Europe ETF Shares	(11,540)	—	—	(11,540)
1,232,663	11/06/17	Societe Generale	0.54%	Vanguard® FTSE Europe ETF Shares	2,485	—	(2,485)	—
6,115,785	11/06/17	UBS AG	0.54%	Vanguard® FTSE Europe ETF Shares	(774,770)	—	774,770	—
$16,931,162					$(1,406,647)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA FTSE EUROPE UPV :: 181

Investments	Principal Amount	Value
Short-Term Investments (a) — 87.4%
Repurchase Agreement (b) — 24.6%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $5,874,435 (Cost $5,874,392)	$5,874,392	$5,874,392
U.S. Treasury Obligations — 62.8%
U.S. Treasury Bills
0.36%, 1/26/2017 (c)	5,000,000	4,997,181
0.42%, 2/2/2017 (c)	10,000,000	9,992,690
Total U.S. Treasury Obligations (Cost $14,989,796)		14,989,871
Total Short-Term Investments (Cost $20,864,188)		20,864,263
Total Investments (Cost $20,864,188) — 87.4%		20,864,263
Other assets less liabilities — 12.6%		3,013,533
Net Assets — 100.0%		$23,877,796

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $5,499,859.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$75
Federal income tax cost of investments	$20,864,188

Swap Agreements1,5

Ultra MSCI Brazil Capped had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$12,871,831	11/06/17	Bank of America NA	0.04%	iShares® MSCI Brazil Capped ETF	$982,783	$(861,820)	$—	$120,963
22,255,020	11/06/18	Credit Suisse International	0.04%	iShares® MSCI Brazil Capped ETF	(2,280,278)	1,675,278	605,000	—
1,647,964	11/06/17	Morgan Stanley & Co. International plc	0.74%	iShares® MSCI Brazil Capped ETF	37,138	(37,138)	—	—
2,696,448	11/06/17	Societe Generale	0.79%	iShares® MSCI Brazil Capped ETF	55,761	—	(40,000)	15,761
8,335,549	11/06/18	UBS AG	0.54%	iShares® MSCI Brazil Capped ETF	(1,166,639)	—	1,166,639	—
$47,806,812					$(2,371,235)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

182 :: UBR ULTRA MSCI BRAZIL CAPPED :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 56.6%
Repurchase Agreement (a) — 6.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $2,364,578 (Cost $2,364,562)	$2,364,562	$2,364,562
U.S. Treasury Obligations — 50.6%
U.S. Treasury Bills
0.36%, 12/15/2016 (b)	10,000,000	9,998,616
0.50%, 3/2/2017 (b)	10,000,000	9,987,990
Total U.S. Treasury Obligations (Cost $19,986,040)		19,986,606
Total Short-Term Investments (Cost $22,350,602)		22,351,168
Total Investments (Cost $22,350,602) — 56.6%		22,351,168
Other assets less liabilities — 43.4%		17,125,918
Net Assets — 100.0%		$39,477,086

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$566
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$566
Federal income tax cost of investments	$22,350,602

Swap Agreements1,5

Ultra FTSE China 50 had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$7,608	11/06/18	Bank of America NA	0.64%	iShares® China Large-Cap ETF	$43	$—	$—	$43
9,302,849	11/06/17	Credit Suisse International	0.29%	iShares® China Large-Cap ETF	(3,859,972)	—	3,859,972	—
24,345,725	11/07/17	Goldman Sachs International	(1.04)%	iShares® China Large-Cap ETF	2,922,077	(2,846,295)	—	75,782
1,705,723	11/06/17	Morgan Stanley & Co. International plc	0.34%	iShares® China Large-Cap ETF	(31,486)	—	31,486	—
4,455,063	11/06/18	Societe Generale	0.54%	iShares® China Large-Cap ETF	47,604	—	(47,604)	—
39,095,756	11/06/17	UBS AG	(0.46)%	iShares® China Large-Cap ETF	(703,404)	—	703,404	—
$78,912,724					$(1,625,138)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA FTSE CHINA 50 XPP :: 183

Investments	Principal Amount	Value
Short-Term Investment — 46.3%
Repurchase Agreement (a) — 46.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $5,175,764 (Cost $5,175,727)	$5,175,727	$5,175,727
Total Investments (Cost $5,175,727) (b) — 46.3%		5,175,727
Other assets less liabilities — 53.7%		5,999,474
Net Assets — 100.0%		$11,175,201

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  Tax basis equals book cost.

Swap Agreements1,5

Ultra MSCI Japan had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount[4]
$958,693	12/6/17	Bank of America NA	0.89%	iShares® MSCI Japan ETF	$139,263	$—	$(1)	$139,262
629,950	11/6/17	Credit Suisse International	0.74%	iShares® MSCI Japan ETF	53,759	—	—	53,759
12,984,058	12/6/17	Morgan Stanley & Co. International plc	0.24%	iShares® MSCI Japan ETF	(124,834)	—	124,834	—
4,219,244	12/6/17	Societe Generale	0.94%	iShares® MSCI Japan ETF	137,589	—	(40,000)	97,589
3,593,548	12/6/17	UBS AG	0.54%	iShares® MSCI Japan ETF	2,766,350	—	(2,766,350)	—
$22,385,493					$2,972,127

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

184 :: EZJ ULTRA MSCI JAPAN :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investment — 64.2%
Repurchase Agreement (a) — 64.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $2,806,416 (Cost $2,806,396)	$2,806,396	$2,806,396
Total Investments (Cost $2,806,396) (b) — 64.2%		2,806,396
Other assets less liabilities — 35.8%		1,565,175
Net Assets — 100.0%		$4,371,571

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  Tax basis equals book cost.

Swap Agreements1,5

Ultra MSCI Mexico Capped IMI had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount[4]
$714,314	11/07/17	Bank of America NA	0.54%	iShares® MSCI Mexico Capped ETF	$(149,104)	$—	$149,104	$—
1,561,135	11/06/18	Credit Suisse International	0.34%	iShares® MSCI Mexico Capped ETF	(41,801)	—	41,801	—
85,391	11/06/17	Goldman Sachs International	0.71%	iShares® MSCI Mexico Capped ETF	(17,878)	—	—	(17,878)
79,721	11/07/17	Morgan Stanley & Co. International plc	0.74%	iShares® MSCI Mexico Capped ETF	(16,679)	—	16,679	—
1,244,712	11/06/18	Societe Generale	0.54%	iShares® MSCI Mexico Capped ETF	(76,790)	—	15,000	(61,790)
5,058,014	11/06/18	UBS AG	0.34%	iShares® MSCI Mexico Capped ETF	(776,367)	—	776,367	—
$8,743,287					$(1,078,619)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA MSCI MEXICO CAPPED IMI UMX :: 185

Investments	Principal Amount	Value
U.S. Treasury Obligations (a) — 79.4%
U.S. Treasury Bonds
7.50%, 11/15/2024	$139,100	$192,762
7.63%, 2/15/2025	124,300	174,515
6.88%, 8/15/2025	129,200	176,096
6.00%, 2/15/2026	265,600	346,068
6.75%, 8/15/2026	127,200	175,655
6.50%, 11/15/2026	169,600	231,690
U.S. Treasury Notes
2.75%, 2/15/2024	1,648,800	1,708,054
2.50%, 5/15/2024	2,127,400	2,166,125
2.38%, 8/15/2024	2,184,400	2,200,954
2.25%, 11/15/2024	2,184,500	2,177,503
2.00%, 2/15/2025	2,184,300	2,132,935
2.13%, 5/15/2025	2,183,900	2,149,265
2.00%, 8/15/2025	2,184,500	2,124,768
2.25%, 11/15/2025	2,184,400	2,165,798
1.63%, 2/15/2026	2,085,200	1,956,993
1.63%, 5/15/2026	2,085,200	1,952,757
1.50%, 8/15/2026	2,085,200	1,926,366
2.00%, 11/15/2026	761,300	736,736
Total U.S. Treasury Obligations (Cost $25,944,127)		24,695,040
Short-Term Investments (a) — 11.0%
Repurchase Agreement (b) — 1.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $412,763 (Cost $412,760)	412,760	412,760
Investments	Principal Amount	Value
U.S. Treasury Obligation — 9.7%
U.S. Treasury Bill
0.34%, 2/9/2017 (Cost $2,997,999)(c)	$3,000,000	$2,997,492
Total Short-Term Investments (Cost $3,410,759)		3,410,252
Total Investments (Cost $29,354,886) — 90.4%		28,105,292
Other assets less liabilities — 9.6%		2,995,382
Net Assets — 100.0%		$31,100,674

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,623,114.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,397,037)
Net unrealized depreciation	$(1,397,037)
Federal income tax cost of investments	$29,502,329

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized (Depreciation)
U.S. 10 Year Treasury Note Futures Contracts	11	03/22/17	$1,369,672	$(2,782)

Cash collateral in the amount of $17,545 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

186 :: UST ULTRA 7-10 YEAR TREASURY :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra 7-10 Year Treasury had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount[4]
$19,268,129	12/06/17	Citibank NA	0.39%	ICE U.S. Treasury 7-10 Year Bond Index	$(2,021,106)	$1,413,044	$608,062	$—
16,954,102	03/06/18	Goldman Sachs International	0.09%	ICE U.S. Treasury 7-10 Year Bond Index	(740,567)	127,959	612,608	—
$36,222,231					$(2,761,673)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA 7-10 YEAR TREASURY UST :: 187

Investments	Principal Amount	Value
U.S. Treasury Obligations (a) — 80.2%
U.S. Treasury Bonds
2.88%,	$529,200	$514,358
4.75%, 2/15/2037	179,000	234,616
5.00%, 5/15/2037	230,100	311,192
4.38%, 2/15/2038	242,900	304,194
4.50%, 5/15/2038	274,100	348,921
3.50%, 2/15/2039	449,300	495,564
4.25%, 5/15/2039	416,700	510,165
4.50%, 8/15/2039	445,200	563,595
4.38%, 11/15/2039	479,300	596,504
4.63%, 2/15/2040	797,600	1,027,658
4.38%, 5/15/2040	671,500	836,018
3.88%, 8/15/2040	582,500	674,426
4.25%, 11/15/2040	615,300	752,877
4.75%, 2/15/2041	677,700	890,646
4.38%, 5/15/2041	525,100	655,267
3.75%, 8/15/2041	583,900	663,593
3.13%, 11/15/2041	525,200	537,797
3.13%, 2/15/2042	655,100	670,812
3.00%, 5/15/2042	552,400	553,047
2.75%, 8/15/2042	844,700	806,359
2.75%, 11/15/2042	1,040,200	991,522
3.13%, 2/15/2043	1,055,000	1,079,479
2.88%, 5/15/2043	1,486,000	1,448,502
3.63%, 8/15/2043	1,231,300	1,378,575
3.75%, 11/15/2043	1,485,000	1,699,629
3.63%, 2/15/2044	1,495,300	1,674,152
3.38%, 5/15/2044	1,503,300	1,608,883
3.13%, 8/15/2044	1,504,500	1,536,588
3.00%, 11/15/2044	1,504,500	1,499,446
2.50%, 2/15/2045	1,504,500	1,351,699
3.00%, 5/15/2045	1,504,500	1,497,213
2.88%, 8/15/2045	1,504,500	1,459,835
3.00%, 11/15/2045	1,504,300	1,495,838
2.50%, 2/15/2046	1,396,700	1,250,810
2.50%, 5/15/2046	1,397,000	1,250,533
2.25%, 8/15/2046	1,397,000	1,182,648
Total U.S. Treasury Obligations (Cost $39,101,086)		34,352,961
Investments	Principal Amount	Value
Short-Term Investment (a) — 19.3%
Repurchase Agreement (b) — 19.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $8,261,026 (Cost $8,260,966)	$8,260,966	$8,260,966
Total Investments (Cost $47,362,052) — 99.5%		42,613,927
Other assets less liabilities — 0.5%		222,278
Net Assets — 100.0%		$42,836,205

(a)  All or a portion of this security is segregated in connection with obligations for swaps with a total value of $22,749.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(4,787,561)
Net unrealized depreciation	$(4,787,561)
Federal income tax cost of investments	$47,401,488

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized (Depreciation)
U.S. Long Bond Futures Contracts	14	03/22/17	$2,117,938	$(4,396)

Cash collateral in the amount of $67,760 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

188 :: UBT ULTRA 20+ YEAR TREASURY :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra 20+ Year Treasury had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount[4]
$35,376,276	11/06/17	Bank of America NA	0.28%	ICE U.S. Treasury 20+ Year Bond Index	$(3,131,351)	$—	$3,131,351	$—
7,854,720	12/06/17	Citibank NA	0.39%	ICE U.S. Treasury 20+ Year Bond Index	(929,384)	—	929,384	—
6,232,415	12/06/17	Morgan Stanley & Co. International plc	0.54%	ICE U.S. Treasury 20+ Year Bond Index	(553,968)	—	553,968	—
$49,463,411					$(4,614,703)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: ULTRA 20+ YEAR TREASURY UBT :: 189

Investments	Shares	Value
Exchange Traded Fund — 79.0%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $2,370,425)	27,163	$2,326,511
	Principal Amount
Short-Term Investment — 2.3%
Repurchase Agreement (a) — 2.3%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $66,817 (Cost $66,817)	$66,817	66,817
Total Investments (Cost $2,437,242) — 81.3%		2,393,328
Other assets less liabilities — 18.7%		548,802
Net Assets — 100.0%		$2,942,130

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(43,914)
Net unrealized depreciation	$(43,914)
Federal income tax cost of investments	$2,437,242

Swap Agreements1,5

Ultra High Yield had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount[4]
$1,070,460	02/20/18	Citibank NA	0.29%	iShares® iBoxx $ High Yield Corporate Bond ETF	$3,227	$—	$—	$3,227
1,809,693	12/07/17	Credit Suisse International	(0.46)%	iShares® iBoxx $ High Yield Corporate Bond ETF	48,679	—	—	48,679
662,923	11/02/18	Goldman Sachs International	0.21%	iShares® iBoxx $ High Yield Corporate Bond ETF	5,204	—	—	5,204
$3,543,076					$57,110

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

190 :: UJB ULTRA HIGH YIELD :: NOVEMBER 30, 2016 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2016 (UNAUDITED) :: 191

	Short S&P500®	Short QQQ®	Short Dow30SM	Short MidCap400	Short Russell2000	Short SmallCap600
ASSETS:
Securities and Repurchase Agreements, at cost	$2,141,206,494	$329,957,793	$336,395,190	$22,569,261	$460,710,302	$9,864,940
Securities, at value	1,716,369,372	263,936,390	263,099,655	18,997,231	360,591,371	8,997,944
Repurchase Agreements, at value	424,828,159	66,021,403	73,295,345	3,572,030	100,123,130	866,996
Total Investment Securities	2,141,197,531	329,957,793	336,395,000	22,569,261	460,714,501	9,864,940
Cash	—	—	72	6,807	—	16
Segregated cash balances with brokers for futures contracts	4,582,325	761,200	461,615	51,590	725,700	—
Segregated cash balances with custodian for swap agreements	1,736,243	2,260,043	1,958,369	2,060,000	7,248,243	2,293,092
Dividends and interest receivable	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	6,267	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	325,842	276,919	—	—	—	—
Prepaid expenses	18,693	3,396	2,892	2,735	4,326	4,033
Total Assets	2,147,860,634	333,259,351	338,817,948	24,696,660	468,692,770	12,162,081
LIABILITIES:
Cash overdraft	2,789	210	—	—	18	—
Payable for investments purchased	—	—	4,993,505	—	—	—
Payable for capital shares redeemed	—	9,498,153	—	—	—	—
Advisory fees payable	1,481,115	189,239	190,030	10,439	254,116	2,623
Management Services fees payable	197,479	27,872	26,106	1,849	37,301	858
Custodian fees payable	37,559	6,892	5,388	945	8,424	261
Administration fees payable	42,154	16,866	16,109	5,130	19,891	5,129
Trustee fees payable	19,830	2,983	2,811	190	3,812	90
Listing, Data and related fees payable	—	59,838	39,932	—	73,864	—
Professional fees payable	33,922	10,206	10,016	8,688	11,294	8,561
Payable for variation margin on futures contracts	255,367	236,036	130,483	10,944	81,247	—
Unrealized depreciation on non-exchange traded swap agreements	141,001,885	13,446,645	26,870,406	4,232,651	56,078,402	2,214,683
Other liabilities	56,900	8,555	26,938	2,397	26,409	1,807
Total Liabilities	143,129,000	23,503,495	32,311,724	4,273,233	56,594,778	2,234,012
NET ASSETS	$2,004,731,634	$309,755,856	$306,506,224	$20,423,427	$412,097,992	$9,928,069
NET ASSETS CONSIST OF:
Paid in Capital	$4,817,892,783	$751,459,274	$667,569,188	$89,796,025	$1,022,695,054	$64,549,730
Accumulated undistributed net investment income (loss)	(28,228,008)	(4,500,704)	(4,706,534)	(405,147)	(6,466,202)	(218,981)
Accumulated net realized gains (losses) on investments	(2,642,748,389)	(424,097,875)	(329,150,418)	(64,694,334)	(548,049,471)	(52,187,997)
Net unrealized appreciation (depreciation) on:
Investments	(8,963)	—	(190)	—	4,199	—
Futures contracts	(1,499,746)	64,887	(335,416)	(40,466)	(7,186)	—
Non-exchange traded swap agreements	(140,676,043)	(13,169,726)	(26,870,406)	(4,232,651)	(56,078,402)	(2,214,683)
NET ASSETS	$2,004,731,634	$309,755,856	$306,506,224	$20,423,427	$412,097,992	$9,928,069
Shares (unlimited number of shares authorized, no par value)	53,705,826	6,462,500	15,550,000	1,525,000	8,166,642	243,681
Net Asset Value	$37.33	$47.93	$19.71	$13.39	$50.46	$40.74

See accompanying notes to the financial statements.

192 :: NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort S&P500®	UltraShort QQQ®	UltraShort Dow30SM	UltraShort MidCap400	UltraShort Russell2000	UltraShort SmallCap600
ASSETS:
Securities and Repurchase Agreements, at cost	$2,030,455,432	$410,260,500	$280,049,099	$15,720,064	$205,809,917	$2,719,040
Securities, at value	1,627,629,464	325,875,018	230,653,956	13,996,317	155,899,064	1,999,543
Repurchase Agreements, at value	402,757,958	84,378,568	49,396,832	1,723,747	49,914,124	719,497
Total Investment Securities	2,030,387,422	410,253,586	280,050,788	15,720,064	205,813,188	2,719,040
Cash	589,746	—	—	19	4	—
Segregated cash balances with brokers for futures contracts	6,076,675	1,042,800	495,495	51,590	755,200	—
Segregated cash balances with custodian for swap agreements	1,437,434	15,140	8,895	4,260,304	2,698,610	1,174,382
Dividends and interest receivable	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	2,054
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	101,227	—	—	—	—
Prepaid expenses	14,831	3,006	1,964	2,694	1,998	4,024
Total Assets	2,038,506,108	411,415,759	280,557,142	20,034,671	209,269,000	3,899,500
LIABILITIES:
Cash overdraft	—	75	8	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	22,827,227	—	—	—	—
Advisory fees payable	1,163,555	212,903	146,069	6,366	85,739	—
Management Services fees payable	155,138	31,238	20,167	1,324	13,094	—
Custodian fees payable	24,429	5,499	3,673	512	3,602	97
Administration fees payable	36,481	17,814	14,470	5,129	10,542	5,129
Trustee fees payable	16,000	3,416	2,131	141	1,271	26
Listing, Data and related fees payable	—	65,892	27,780	—	26,438	—
Professional fees payable	29,926	10,050	9,597	8,583	10,100	8,491
Payable for variation margin on futures contracts	1,644,756	368,044	93,780	4,154	103,732	—
Unrealized depreciation on non-exchange traded swap agreements	193,238,551	32,849,415	40,984,685	3,685,533	52,162,282	1,102,088
Other liabilities	91,346	32,679	37,266	3,644	16,061	1,213
Total Liabilities	196,400,182	56,424,252	41,339,626	3,715,386	52,432,861	1,117,044
NET ASSETS	$1,842,105,926	$354,991,507	$239,217,516	$16,319,285	$156,836,139	$2,782,456
NET ASSETS CONSIST OF:
Paid in Capital	$8,322,508,441	$2,443,405,493	$1,251,524,901	$155,094,818	$1,378,277,240	$58,168,200
Accumulated undistributed net investment income (loss)	(22,251,184)	(5,389,967)	(3,352,771)	(130,999)	(2,755,974)	(67,701)
Accumulated net realized gains (losses) on investments	(6,263,683,143)	(2,050,402,463)	(967,825,790)	(134,919,517)	(1,166,543,365)	(54,215,955)
Net unrealized appreciation (depreciation) on:
Investments	(68,010)	(6,914)	1,689	—	3,271	—
Futures contracts	(1,161,627)	133,546	(145,828)	(39,484)	17,249	—
Non-exchange traded swap agreements	(193,238,551)	(32,748,188)	(40,984,685)	(3,685,533)	(52,162,282)	(1,102,088)
NET ASSETS	$1,842,105,926	$354,991,507	$239,217,516	$16,319,285	$156,836,139	$2,782,456
Shares (unlimited number of shares authorized, no par value)	116,884,271	14,437,763	15,723,767	604,498	6,209,437	123,326
Net Asset Value	$15.76	$24.59	$15.21	$27.00	$25.26	$22.56

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2016 (UNAUDITED) :: 193

	UltraPro Short S&P500®	UltraPro Short QQQ®	UltraPro Short Dow30SM	UltraPro Short MidCap400	UltraPro Short Russell2000	Short Basic Materials
ASSETS:
Securities and Repurchase Agreements, at cost	$886,326,266	$616,304,614	$275,528,716	$2,631,621	$139,181,955	$2,171,244
Securities, at value	729,305,941	500,835,096	204,905,486	1,999,528	106,947,244	1,499,657
Repurchase Agreements, at value	157,011,634	115,467,934	70,625,064	632,093	32,237,002	671,587
Total Investment Securities	886,317,575	616,303,030	275,530,550	2,631,621	139,184,246	2,171,244
Cash	185,625	—	—	1,959	—	1
Segregated cash balances with brokers for futures contracts	2,199,725	2,270,400	474,320	22,110	678,500	—
Segregated cash balances with custodian for swap agreements	2,793,000	6,927,000	—	1,662,400	44,197	824,000
Dividends and interest receivable	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	14,112,791	10,479,414	—	—	—	—
Receivable from Advisor	—	—	—	1,932	—	6,694
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	6,303,178	—	225,826	—	—
Prepaid expenses	15,783	10,020	3,387	1,628	1,435	1,527
Total Assets	905,624,499	642,293,042	276,008,257	4,547,476	139,908,378	3,003,466
LIABILITIES:
Cash overdraft	—	508	29	—	2,320	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	503,295	345,152	140,429	—	54,782	—
Management Services fees payable	67,105	50,127	19,568	—	8,582	—
Custodian fees payable	10,459	7,439	3,086	434	1,458	363
Administration fees payable	24,608	20,662	12,533	5,129	8,904	5,129
Trustee fees payable	6,781	5,396	2,171	29	869	20
Listing, Data and related fees payable	—	106,528	29,343	—	17,235	543
Professional fees payable	17,408	13,867	11,010	8,497	9,491	7,281
Payable for variation margin on futures contracts	1,220,045	600,577	205,028	410	166,867	—
Unrealized depreciation on non-exchange traded swap agreements	131,813,994	53,012,591	39,042,795	1,497,086	38,531,177	769,361
Other liabilities	32,242	21,874	13,536	970	7,774	378
Total Liabilities	133,695,937	54,184,721	39,479,528	1,512,555	38,809,459	783,075
NET ASSETS	$771,928,562	$588,108,321	$236,528,729	$3,034,921	$101,098,919	$2,220,391
NET ASSETS CONSIST OF:
Paid in Capital	$2,463,006,788	$1,361,948,448	$512,015,885	$29,381,819	$331,413,552	$9,772,026
Accumulated undistributed net investment income (loss)	(8,556,248)	(5,973,503)	(2,280,472)	(78,059)	(1,158,948)	(78,932)
Accumulated net realized gains (losses) on investments	(1,550,590,684)	(721,472,270)	(234,083,345)	(24,970,681)	(190,629,781)	(6,703,342)
Net unrealized appreciation (depreciation) on:
Investments	(8,691)	(1,584)	1,834	—	2,291	—
Futures contracts	(108,609)	316,643	(82,378)	(26,898)	2,982	—
Non-exchange traded swap agreements	(131,813,994)	(46,709,413)	(39,042,795)	(1,271,260)	(38,531,177)	(769,361)
NET ASSETS	$771,928,562	$588,108,321	$236,528,729	$3,034,921	$101,098,919	$2,220,391
Shares (unlimited number of shares authorized, no par value)	35,455,827	10,812,257	5,199,917	168,686	1,751,165	100,000
Net Asset Value	$21.77	$54.39	$45.49	$17.99	$57.73	$22.20

See accompanying notes to the financial statements.

194 :: NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short Financials	Short Oil & Gas	Short Real Estate	Short S&P Regional Banking	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology
ASSETS:
Securities and Repurchase Agreements, at cost	$32,958,622	$5,018,625	$17,838,688	$1,856,081	$7,407,848	$71,473,004
Securities, at value	30,493,673	3,999,071	14,999,501	999,772	4,000,624	53,992,162
Repurchase Agreements, at value	2,464,949	1,019,554	2,839,187	856,309	3,407,224	17,480,897
Total Investment Securities	32,958,622	5,018,625	17,838,688	1,856,081	7,407,848	71,473,059
Cash	1,000,018	2	—	1	20	31
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	4,131,000	1,941,235	2,848,585	250,756	2,104,160	1,935,000
Dividends and interest receivable	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	1,585,463
Receivable from Advisor	—	474	—	2,839	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	238,514	—	117,034	6,601,437
Prepaid expenses	986	755	1,206	1,188	1,170	1,116
Total Assets	38,090,626	6,961,091	20,926,993	2,110,865	9,630,232	81,596,106
LIABILITIES:
Cash overdraft	—	—	43,568	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	3,317,920
Advisory fees payable	16,760	—	7,772	—	1,169	33,512
Management Services fees payable	2,733	—	1,583	—	748	5,579
Custodian fees payable	646	243	603	42	376	2,291
Administration fees payable	5,170	5,129	5,129	5,129	5,129	10,029
Trustee fees payable	292	49	172	16	79	557
Listing, Data and related fees payable	5,259	805	2,608	610	1,363	12,335
Professional fees payable	8,839	7,347	8,041	7,888	7,377	7,749
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	7,546,534	1,662,431	1,715,941	337,988	1,297,409	10,678,037
Other liabilities	2,759	592	4,393	1,841	20,338	10,848
Total Liabilities	7,588,992	1,676,596	1,789,810	353,514	1,333,988	14,078,857
NET ASSETS	$30,501,634	$5,284,495	$19,137,183	$1,757,351	$8,296,244	$67,517,249
NET ASSETS CONSIST OF:
Paid in Capital	$188,505,239	$15,207,431	$48,152,371	$14,475,242	$298,270,858	$101,684,178
Accumulated undistributed net investment income (loss)	(453,646)	(123,812)	(548,800)	(25,244)	(246,677)	(1,534,597)
Accumulated net realized gains (losses) on investments	(150,003,425)	(8,136,693)	(26,988,961)	(12,354,659)	(288,547,562)	(28,555,787)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	55
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(7,546,534)	(1,662,431)	(1,477,427)	(337,988)	(1,180,375)	(4,076,600)
NET ASSETS	$30,501,634	$5,284,495	$19,137,183	$1,757,351	$8,296,244	$67,517,249
Shares (unlimited number of shares authorized, no par value)	2,100,000	225,000	1,050,000	100,000	390,969	2,034,998
Net Asset Value	$14.52	$23.49	$18.23	$17.57	$21.22	$33.18

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2016 (UNAUDITED) :: 195

	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials	UltraShort Gold Miners	UltraShort Health Care	UltraShort Industrials
ASSETS:
Securities and Repurchase Agreements, at cost	$2,984,347	$2,365,846	$65,339,492	$2,307,250	$2,186,223	$3,858,281
Securities, at value	2,599,406	999,772	54,473,882	—	1,749,600	2,999,315
Repurchase Agreements, at value	384,941	1,366,074	10,862,129	2,307,250	436,623	858,966
Total Investment Securities	2,984,347	2,365,846	65,336,011	2,307,250	2,186,223	3,858,281
Cash	1	23	—	250,000	1	15
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	294,713	103,007	1,569,668	1,445,000	428,092	893,256
Dividends and interest receivable	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	791	—
Receivable for capital shares issued	971,798	—	—	—	—	—
Receivable from Advisor	2,004	2,699	—	1,871	2,357	1,556
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	108,081	9,547	—	53,489	516,495	—
Prepaid expenses	1,137	1,142	1,248	712	1,069	1,142
Total Assets	4,362,081	2,482,264	66,906,927	4,058,322	3,135,028	4,754,250
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	26,221	—	—	—
Management Services fees payable	—	—	4,107	—	—	—
Custodian fees payable	44	118	1,134	76	88	110
Administration fees payable	5,129	5,129	7,009	5,113	5,129	5,129
Trustee fees payable	29	21	411	29	24	33
Listing, Data and related fees payable	431	298	7,099	233	442	532
Professional fees payable	7,312	7,299	8,348	8,502	7,312	7,905
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	101,934	231,969	21,464,598	362,970	249,861	1,102,676
Other liabilities	1,136	3,220	12,654	714	653	3,917
Total Liabilities	116,015	248,054	21,531,581	377,637	263,509	1,120,302
NET ASSETS	$4,246,066	$2,234,210	$45,375,346	$3,680,685	$2,871,519	$3,633,948
NET ASSETS CONSIST OF:
Paid in Capital	$28,222,857	$101,665,413	$1,623,541,695	$2,626,965	$24,286,957	$58,008,788
Accumulated undistributed net investment income (loss)	(38,618)	(50,760)	(855,510)	(22,755)	(48,430)	(74,336)
Accumulated net realized gains (losses) on investments	(23,944,320)	(99,158,021)	(1,555,842,760)	1,385,956	(21,633,642)	(53,197,828)
Net unrealized appreciation (depreciation) on:
Investments	—	—	(3,481)	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	6,147	(222,422)	(21,464,598)	(309,481)	266,634	(1,102,676)
NET ASSETS	$4,246,066	$2,234,210	$45,375,346	$3,680,685	$2,871,519	$3,633,948
Shares (unlimited number of shares authorized, no par value)	212,457	62,317	1,369,832	162,436	60,905	135,842
Net Asset Value	$19.99	$35.85	$33.12	$22.66	$47.15	$26.75

See accompanying notes to the financial statements.

196 :: NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort Oil & Gas	UltraShort Oil & Gas Exploration & Production	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology	UltraShort Utilities
ASSETS:
Securities and Repurchase Agreements, at cost	$40,753,429	$1,193,368	$29,893,015	$12,391,910	$4,084,618	$10,850,791
Securities, at value	35,745,488	—	28,993,631	11,743,679	2,999,315	7,998,157
Repurchase Agreements, at value	5,007,941	1,193,368	899,384	648,447	1,085,303	2,852,634
Total Investment Securities	40,753,429	1,193,368	29,893,015	12,392,126	4,084,618	10,850,791
Cash	—	—	23	23	2	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	1,385,460	825,000	9,423,269	3,404,078	1,085,392	2,397,796
Dividends and interest receivable	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	1,943,320	—	—	—	—	—
Receivable from Advisor	—	1,894	—	—	1,314	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	225,126	—	18,690	169,067
Prepaid expenses	1,226	705	1,172	1,134	1,141	1,115
Total Assets	44,083,435	2,020,967	39,542,605	15,797,361	5,191,157	13,418,769
LIABILITIES:
Cash overdraft	—	—	—	—	—	10
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	19,867	—	21,078	4,758	—	3,429
Management Services fees payable	3,178	—	3,530	1,152	—	986
Custodian fees payable	798	143	634	88	111	119
Administration fees payable	5,406	5,268	5,589	5,129	5,129	5,129
Trustee fees payable	304	11	390	127	39	109
Listing, Data and related fees payable	6,104	648	4,847	991	575	1,301
Professional fees payable	7,714	8,521	8,263	8,565	7,318	8,569
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	8,371,579	966,839	643,230	2,584,859	905,747	438,462
Other liabilities	23,673	2,884	21,367	1,700	5,040	1,963
Total Liabilities	8,438,623	984,314	708,928	2,607,369	923,959	460,077
NET ASSETS	$35,644,812	$1,036,653	$38,833,677	$13,189,992	$4,267,198	$12,958,692
NET ASSETS CONSIST OF:
Paid in Capital	$340,968,228	$1,337,549	$3,436,035,478	$94,188,571	$80,994,209	$31,249,703
Accumulated undistributed net investment income (loss)	(718,161)	(24,483)	(501,226)	(67,201)	(99,288)	(98,299)
Accumulated net realized gains (losses) on investments	(296,233,676)	690,426	(3,396,282,471)	(78,346,735)	(75,740,666)	(17,923,317)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	216	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(8,371,579)	(966,839)	(418,104)	(2,584,859)	(887,057)	(269,395)
NET ASSETS	$35,644,812	$1,036,653	$38,833,677	$13,189,992	$4,267,198	$12,958,692
Shares (unlimited number of shares authorized, no par value)	917,108	100,001	995,837	575,984	128,079	362,490
Net Asset Value	$38.87	$10.37	$39.00	$22.90	$33.32	$35.75

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2016 (UNAUDITED) :: 197

	UltraPro Short Nasdaq Biotechnology	UltraPro Short Financial Select Sector	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE China 50	UltraShort MSCI EAFE
ASSETS:
Securities and Repurchase Agreements, at cost	$2,807,029	$1,146,943	$94,247,524	$225,499,740	$9,535,481	$5,891,294
Securities, at value	—	—	78,973,559	197,475,321	7,998,172	4,998,842
Repurchase Agreements, at value	2,807,029	1,146,943	15,273,965	28,024,419	1,537,309	892,452
Total Investment Securities	2,807,029	1,146,943	94,247,524	225,499,740	9,535,481	5,891,294
Cash	—	6	—	—	26	2
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	2,756,066	1,029,558	299,000	8,124,000	749,000	1,982,000
Dividends and interest receivable	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	6,702	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	2,237,156	233,194	98,598	10,634,395	68,367	195,753
Prepaid expenses	342	1,144	1,651	2,531	1,144	975
Total Assets	7,800,593	2,417,547	94,646,773	244,260,666	10,354,018	8,070,024
LIABILITIES:
Cash overdraft	—	—	2	5	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	3,752,494	—	—
Advisory fees payable	963	—	47,265	139,933	1,886	322
Management Services fees payable	574	—	7,237	19,737	860	584
Custodian fees payable	195	95	1,437	7,462	254	148
Administration fees payable	5,523	5,129	8,631	16,517	5,129	5,129
Trustee fees payable	49	12	791	2,180	94	63
Listing, Data and related fees payable	1,542	1,757	—	310	4,659	8
Professional fees payable	8,575	7,883	9,364	9,154	8,560	7,933
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	19,680	1,132,528	10,062,010	5,544,094	154,087	912,675
Other liabilities	2,080	325	3,945	19,323	1,201	1,379
Total Liabilities	39,181	1,147,729	10,140,682	9,511,209	176,730	928,241
NET ASSETS	$7,761,412	$1,269,818	$84,506,091	$234,749,457	$10,177,288	$7,141,783
NET ASSETS CONSIST OF:
Paid in Capital	$3,419,197	$7,835,444	$242,457,477	$496,937,156	$20,917,098	$102,974,055
Accumulated undistributed net investment income (loss)	(98,886)	(57,639)	(1,235,098)	(4,970,941)	(150,361)	(99,751)
Accumulated net realized gains (losses) on investments	2,223,625	(5,608,653)	(146,752,876)	(262,307,059)	(10,503,729)	(95,015,599)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	2,217,476	(899,334)	(9,963,412)	5,090,301	(85,720)	(716,922)
NET ASSETS	$7,761,412	$1,269,818	$84,506,091	$234,749,457	$10,177,288	$7,141,783
Shares (unlimited number of shares authorized, no par value)	350,001	68,747	2,575,000	9,400,000	400,000	187,428
Net Asset Value	$22.18	$18.47	$32.82	$24.97	$25.44	$38.10
See accompanying notes to the financial statements.

198 :: NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort MSCI Emerging Markets	UltraShort FTSE Europe	UltraShort MSCI Brazil Capped	UltraShort FTSE China 50	UltraShort MSCI Japan	UltraShort MSCI Mexico Capped IMI
ASSETS:
Securities and Repurchase Agreements, at cost	$55,625,191	$52,986,320	$43,168,326	$46,783,757	$9,668,630	$1,139,435
Securities, at value	52,970,213	49,737,829	34,990,297	41,980,349	7,999,363	999,772
Repurchase Agreements, at value	2,650,831	3,248,635	8,178,029	4,802,999	1,669,267	139,663
Total Investment Securities	55,621,044	52,986,464	43,168,326	46,783,348	9,668,630	1,139,435
Cash	—	19	—	—	24	2
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	10,945,000	4,473,000	3,973,000	4,653,999	6,021,006	291,000
Dividends and interest receivable	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	1,914,697	—	—	—
Receivable from Advisor	—	—	—	—	—	3,127
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	873,920	1,696,518	—	406,589	—	86,147
Prepaid expenses	1,122	1,374	2,095	1,099	984	962
Total Assets	67,441,086	59,157,375	49,058,118	51,845,035	15,690,644	1,520,673
LIABILITIES:
Cash overdraft	54	—	67	3	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	1,415,508	—	—	—	—
Advisory fees payable	21,976	29,129	21,323	24,152	3,281	—
Management Services fees payable	3,594	4,458	3,438	4,196	986	—
Custodian fees payable	1,572	821	574	1,371	304	34
Administration fees payable	5,936	6,974	5,789	6,918	5,129	5,129
Trustee fees payable	380	477	378	455	111	12
Listing, Data and related fees payable	—	2,644	—	22,906	—	—
Professional fees payable	7,675	9,014	8,928	8,319	8,604	8,475
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	22,690,530	4,556,407	7,743,976	4,297,010	3,405,099	97,482
Other liabilities	6,068	6,155	740	10,636	1,432	454
Total Liabilities	22,737,785	6,031,587	7,785,213	4,375,966	3,424,946	111,586
NET ASSETS	$44,703,301	$53,125,788	$41,272,905	$47,469,069	$12,265,698	$1,409,087
NET ASSETS CONSIST OF:
Paid in Capital	$769,559,228	$280,561,695	$82,526,875	$824,752,515	$45,984,091	$14,650,123
Accumulated undistributed net investment income (loss)	(809,742)	(669,149)	(477,187)	(910,616)	(219,771)	(19,431)
Accumulated net realized gains (losses) on investments	(702,225,428)	(223,907,013)	(33,032,807)	(772,482,000)	(30,093,523)	(13,210,270)
Net unrealized appreciation (depreciation) on:
Investments	(4,147)	144	—	(409)	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(21,816,610)	(2,859,889)	(7,743,976)	(3,890,421)	(3,405,099)	(11,335)
NET ASSETS	$44,703,301	$53,125,788	$41,272,905	$47,469,069	$12,265,698	$1,409,087
Shares (unlimited number of shares authorized, no par value)	2,719,744	937,119	2,174,902	1,560,525	299,913	49,986
Net Asset Value	$16.44	$56.69	$18.98	$30.42	$40.90	$28.19

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2016 (UNAUDITED) :: 199

	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short High Yield	UltraShort 3-7 Year Treasury	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$28,234,864	$674,893,656	$291,178,471	$2,502,884	$135,557,436	$1,887,996,266
Securities, at value	22,992,000	572,432,119	242,930,022	1,999,543	110,990,199	1,544,404,045
Repurchase Agreements, at value	5,241,343	102,433,975	48,248,883	503,341	24,567,297	343,574,451
Total Investment Securities	28,233,343	674,866,094	291,178,905	2,502,884	135,557,496	1,887,978,496
Cash	—	—	435	1	—	—
Segregated cash balances with brokers for futures contracts	9,570	638,880	—	—	55,825	1,597,200
Segregated cash balances with custodian for swap agreements	909,000	—	4,600,000	129,809	658,766	5,532
Dividends and interest receivable	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	8,261,018	—	—	—	—
Receivable from Advisor	—	—	—	2,082	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	3,562	—	—	—	9,830	—
Unrealized appreciation on non-exchange traded swap agreements	1,224,861	58,361,445	—	113,323	11,989,001	352,852,963
Prepaid expenses	873	4,409	5,227	720	1,643	12,675
Total Assets	30,381,209	742,131,846	295,784,567	2,748,819	148,272,561	2,242,446,866
LIABILITIES:
Cash overdraft	—	94	—	—	3	1,764
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	75,441,003	—	—	25,936,314
Advisory fees payable	15,812	442,725	149,080	—	89,558	1,369,216
Management Services fees payable	2,443	59,867	20,241	—	11,817	182,559
Custodian fees payable	881	9,686	3,361	42	3,279	29,468
Administration fees payable	5,130	24,872	14,116	5,129	11,063	38,855
Trustee fees payable	268	6,526	2,540	24	1,303	20,749
Listing, Data and related fees payable	692	17,362	9,606	64	3,316	50,716
Professional fees payable	8,740	14,799	10,322	8,489	9,226	29,465
Payable for variation margin on futures contracts	—	289,265	—	—	—	346,640
Unrealized depreciation on non-exchange traded swap agreements	—	—	32,662,488	—	—	—
Other liabilities	2,663	69,441	7,950	383	12,537	167,477
Total Liabilities	36,629	934,637	108,320,707	14,131	142,102	28,173,223
NET ASSETS	$30,344,580	$741,197,209	$187,463,860	$2,734,688	$148,130,459	$2,214,273,643
NET ASSETS CONSIST OF:
Paid in Capital	$40,233,387	$1,460,400,215	$230,296,800	$4,118,500	$462,108,568	$8,366,431,915
Accumulated undistributed net investment income (loss)	(567,305)	(12,298,099)	(2,163,563)	(46,233)	(2,918,669)	(37,231,526)
Accumulated net realized gains (losses) on investments	(10,546,005)	(765,259,838)	(8,007,323)	(1,450,902)	(323,054,309)	(6,467,906,195)
Net unrealized appreciation (depreciation) on:
Investments	(1,521)	(27,562)	434	—	60	(17,770)
Futures contracts	1,163	21,048	—	—	5,808	144,256
Non-exchange traded swap agreements	1,224,861	58,361,445	(32,662,488)	113,323	11,989,001	352,852,963
NET ASSETS	$30,344,580	$741,197,209	$187,463,860	$2,734,688	$148,130,459	$2,214,273,643
Shares (unlimited number of shares authorized, no par value)	1,050,000	31,200,000	7,450,000	100,000	6,600,000	55,056,929
Net Asset Value	$28.90	$23.76	$25.16	$27.35	$22.44	$40.22

See accompanying notes to the financial statements.

200 :: NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort TIPS	UltraPro Short 20+ Year Treasury	Ultra S&P500®	Ultra QQQ®	Ultra Dow30SM	Ultra MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$1,042,476	$78,520,844	$1,466,411,354	$830,497,322	$223,733,222	$115,336,891
Securities, at value	—	—	1,307,683,297	804,857,236	223,921,096	104,092,740
Repurchase Agreements, at value	1,042,476	78,520,844	114,011,622	32,971,777	4,817,824	8,647,678
Total Investment Securities	1,042,476	78,520,844	1,421,694,919	837,829,013	228,738,920	112,740,418
Cash	2	—	399,480	7,655	78	—
Segregated cash balances with brokers for futures contracts	—	38,720	4,692,050	2,873,200	1,109,570	294,800
Segregated cash balances with custodian for swap agreements	296,664	3,989,539	35,018,129	4,379,990	2,214,534	744,398
Dividends and interest receivable	—	—	2,206,764	1,096,831	825,652	120,948
Receivable for investments sold	—	—	—	—	5,000,569	177,153
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	40,379,663	8,649,044	3,910,716	—
Receivable from Advisor	3,181	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	12,000	—	—	15,720	—
Unrealized appreciation on non-exchange traded swap agreements	36,925	13,176,285	156,282,186	42,464,964	16,716,222	15,566,591
Prepaid expenses	955	1,179	12,178	6,319	2,151	3,094
Total Assets	1,380,203	95,738,567	1,660,685,369	897,307,016	258,534,132	129,647,402
LIABILITIES:
Cash overdraft	—	9	—	—	—	156,352
Payable for investments purchased	—	—	49,743,643	18,654,168	3,897,855	219,322
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	53,579	955,320	492,843	138,112	59,716
Management Services fees payable	—	7,259	127,374	70,642	19,357	9,045
Custodian fees payable	32	1,705	45,230	18,199	4,781	14,495
Administration fees payable	5,129	8,627	41,982	35,448	20,954	15,878
Trustee fees payable	11	851	13,859	7,633	2,144	974
Listing, Data and related fees payable	81	1,860	—	144,354	25,945	—
Professional fees payable	8,466	9,274	23,506	17,356	10,833	9,771
Payable for variation margin on futures contracts	—	—	642,891	52,123	—	1,266
Unrealized depreciation on non-exchange traded swap agreements	96,170	—	—	956,603	—	—
Other liabilities	656	5,501	94,952	44,368	19,200	11,430
Total Liabilities	110,545	88,665	51,688,757	20,493,737	4,139,181	498,249
NET ASSETS	$1,269,658	$95,649,902	$1,608,996,612	$876,813,279	$254,394,951	$129,149,153
NET ASSETS CONSIST OF:
Paid in Capital	$2,610,060	$186,654,779	$1,333,051,085	$742,475,900	$319,622,079	$286,946,834
Accumulated undistributed net investment income (loss)	(84,397)	(1,433,652)	4,021,412	613,702	643,746	135,850
Accumulated net realized gains (losses) on investments	(1,196,760)	(102,750,933)	158,495,187	84,177,067	(88,324,251)	(171,112,884)
Net unrealized appreciation (depreciation) on:
Investments	—	—	(44,716,435)	7,331,691	5,005,698	(2,596,473)
Futures contracts	—	3,423	1,863,177	706,558	731,457	209,235
Non-exchange traded swap agreements	(59,245)	13,176,285	156,282,186	41,508,361	16,716,222	15,566,591
NET ASSETS	$1,269,658	$95,649,902	$1,608,996,612	$876,813,279	$254,394,951	$129,149,153
Shares (unlimited number of shares authorized, no par value)	50,000	2,974,917	21,950,000	10,400,000	3,250,000	1,425,000
Net Asset Value	$25.39	$32.15	$73.30	$84.31	$78.28	$90.63

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2016 (UNAUDITED) :: 201

	Ultra Russell2000	Ultra SmallCap600	UltraPro S&P500®	UltraPro QQQ®	UltraPro Dow30SM	UltraPro MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$168,397,817	$17,064,591	$296,709,694	$729,455,957	$67,235,266	$14,979,980
Securities, at value	176,645,915	15,683,751	198,615,532	642,207,710	58,741,979	15,213,984
Repurchase Agreements, at value	6,338,288	600,825	97,395,774	70,547,432	7,074,429	254,901
Total Investment Securities	182,984,203	16,284,576	296,011,306	712,755,142	65,816,408	15,468,885
Cash	—	—	—	1,604	23	—
Segregated cash balances with brokers for futures contracts	955,800	—	2,372,150	2,305,600	639,485	125,290
Segregated cash balances with custodian for swap agreements	1,540,243	217,640	102,400,016	9,835,243	10,197,869	360,448
Dividends and interest receivable	164,546	15,885	424,097	863,684	170,636	18,249
Receivable for investments sold	21,565,958	86,147	—	19,108,116	—	25,860
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	7,722,519	6,160,404	8,580,518	—
Receivable from Advisor	—	1,301	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	179,062	9,060	5,361
Unrealized appreciation on non-exchange traded swap agreements	16,240,471	6,195,413	312,787,443	328,521,274	60,711,870	13,646,920
Prepaid expenses	1,664	3,845	6,821	9,897	2,060	1,453
Total Assets	223,452,885	22,804,807	721,724,352	1,079,740,026	146,127,929	29,652,466
LIABILITIES:
Cash overdraft	89,467	6,675	625	—	—	24,135
Payable for investments purchased	—	15,974	7,747,832	—	13,005,896	32,125
Payable for capital shares redeemed	21,379,920	—	—	19,149,815	—	—
Advisory fees payable	90,573	—	451,506	592,806	60,988	10,147
Management Services fees payable	15,466	—	56,390	84,672	9,188	2,183
Custodian fees payable	23,346	6,756	46,051	35,966	6,424	9,752
Administration fees payable	19,964	10,734	34,331	37,118	18,540	10,603
Trustee fees payable	1,734	194	6,246	9,608	954	248
Listing, Data and related fees payable	29,267	—	—	161,699	12,390	—
Professional fees payable	10,380	8,677	14,810	18,647	9,513	8,739
Payable for variation margin on futures contracts	60,479	—	12,394	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	813,722	—	—	—	—	—
Other liabilities	17,468	1,833	34,090	45,654	9,397	2,848
Total Liabilities	22,551,786	50,843	8,404,275	20,135,985	13,133,290	100,780
NET ASSETS	$200,901,099	$22,753,964	$713,320,077	$1,059,604,041	$132,994,639	$29,551,686
NET ASSETS CONSIST OF:
Paid in Capital	$374,350,704	$12,139,363	$360,630,125	$380,383,393	$42,757,340	$14,680,892
Accumulated undistributed net investment income (loss)	1,119,257	45,196	594,550	(2,965,041)	476,900	21,615
Accumulated net realized gains (losses) on investments	(206,389,251)	5,154,007	38,689,837	369,747,120	30,152,676	578,498
Net unrealized appreciation (depreciation) on:
Investments	14,586,386	(780,015)	(698,388)	(16,700,815)	(1,418,858)	488,905
Futures contracts	1,807,254	—	1,316,510	618,110	314,711	134,856
Non-exchange traded swap agreements	15,426,749	6,195,413	312,787,443	328,521,274	60,711,870	13,646,920
NET ASSETS	$200,901,099	$22,753,964	$713,320,077	$1,059,604,041	$132,994,639	$29,551,686
Shares (unlimited number of shares authorized, no par value)	1,900,000	300,000	9,250,000	17,200,000	1,550,000	400,000
Net Asset Value	$105.74	$75.85	$77.12	$61.60	$85.80	$73.88

See accompanying notes to the financial statements.

202 :: NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraPro Russell2000	Ultra Basic Materials	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials
ASSETS:
Securities and Repurchase Agreements, at cost	$80,176,039	$44,929,244	$561,304,521	$7,856,825	$20,882,320	$633,699,825
Securities, at value	73,727,440	39,993,806	319,408,495	6,149,717	17,000,177	694,523,392
Repurchase Agreements, at value	4,497,763	4,520,312	167,067,176	1,155,014	2,517,783	33,395,997
Total Investment Securities	78,225,203	44,514,118	486,475,671	7,304,731	19,517,960	727,919,389
Cash	—	—	—	44	—	—
Segregated cash balances with brokers for futures contracts	277,300	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	897,337	2,150,212	1,918,719	407,552	380,232	5,084,561
Dividends and interest receivable	65,885	72,174	154,071	15,132	26,745	825,590
Receivable for investments sold	11,244,230	—	—	—	—	—
Due from counterparty	—	133,738	—	3,109	—	—
Receivable for capital shares issued	5,559,610	—	2,229,987	—	—	—
Receivable from Advisor	—	—	—	1,764	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	87,479	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	40,860,253	10,182,703	3,515,055	1,233,107	3,058,622	66,701,619
Prepaid expenses	1,431	991	2,966	981	969	4,612
Total Assets	137,218,728	57,053,936	494,296,469	8,966,420	22,984,528	800,535,771
LIABILITIES:
Cash overdraft	40,924	—	18	—	187	9
Payable for investments purchased	5,600,272	1,013,915	2,267,950	—	—	18,080,058
Payable for capital shares redeemed	11,119,220	—	—	—	—	—
Advisory fees payable	31,561	25,298	238,127	—	6,703	438,232
Management Services fees payable	8,519	4,241	35,863	—	1,796	58,261
Custodian fees payable	40,017	2,438	23,108	1,474	4,807	19,814
Administration fees payable	16,731	11,977	25,665	10,476	10,532	31,656
Trustee fees payable	931	461	4,202	93	195	6,614
Listing, Data and related fees payable	15,331	7,274	72,457	1,765	3,003	92,133
Professional fees payable	9,462	9,002	13,282	8,598	8,698	15,667
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	71,446,993	137,207	—	26,836,136
Other liabilities	6,724	7,595	52,438	1,495	2,808	63,010
Total Liabilities	16,889,692	1,082,201	74,180,103	161,108	38,729	45,641,590
NET ASSETS	$120,329,036	$55,971,735	$420,116,366	$8,805,312	$22,945,799	$754,894,181
NET ASSETS CONSIST OF:
Paid in Capital	$46,740,736	$48,688,236	$584,267,700	$4,564,795	$15,586,474	$2,529,234,707
Accumulated undistributed net investment income (loss)	114,171	254,357	(8,486,768)	67,142	27,479	2,561,271
Accumulated net realized gains (losses) on investments	33,879,495	(2,738,435)	(12,903,778)	3,629,569	5,637,584	(1,910,986,844)
Net unrealized appreciation (depreciation) on:
Investments	(1,950,836)	(415,126)	(74,828,850)	(552,094)	(1,364,360)	94,219,564
Futures contracts	685,217	—	—	—	—	—
Non-exchange traded swap agreements	40,860,253	10,182,703	(67,931,938)	1,095,900	3,058,622	39,865,483
NET ASSETS	$120,329,036	$55,971,735	$420,116,366	$8,805,312	$22,945,799	$754,894,181
Shares (unlimited number of shares authorized, no par value)	1,100,000	1,125,000	9,850,000	250,000	400,000	8,769,250
Net Asset Value	$109.39	$49.75	$42.65	$35.22	$57.36	$86.08

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2016 (UNAUDITED) :: 203

	Ultra Gold Miners	Ultra Junior Miners	Ultra Health Care	Ultra Industrials	Ultra Oil & Gas	Ultra Oil & Gas Exploration & Production
ASSETS:
Securities and Repurchase Agreements, at cost	$12,683,007	$6,979,610	$64,128,946	$15,958,329	$164,397,274	$1,551,564
Securities, at value	6,246,646	4,277,576	40,037,105	14,284,509	140,299,827	1,458,834
Repurchase Agreements, at value	4,914,385	1,044,883	17,918,527	1,538,168	8,659,693	282,013
Total Investment Securities	11,161,031	5,322,459	57,955,632	15,822,677	148,959,520	1,740,847
Cash	—	14	—	52	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	3,821,000	2,016,000	508,181	430,524	1,880,596	121,068
Dividends and interest receivable	—	—	85,460	30,865	530,480	2,135
Receivable for investments sold	—	—	—	—	3,970,953	—
Due from counterparty	—	—	—	—	155,572	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	5,999	—	—	—	4,203
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	1,275,385	9,561,130	3,025,883	18,658,955	155,955
Prepaid expenses	730	719	1,148	963	1,624	705
Total Assets	14,982,761	8,620,576	68,111,551	19,310,964	174,157,700	2,024,913
LIABILITIES:
Cash overdraft	—	—	59	—	401	2
Payable for investments purchased	—	—	1,006,549	—	—	144,871
Payable for capital shares redeemed	—	—	—	—	3,911,039	—
Advisory fees payable	1,074	—	33,925	1,245	89,544	—
Management Services fees payable	1,054	—	5,608	1,490	13,044	—
Custodian fees payable	253	145	7,161	3,439	9,839	1,349
Administration fees payable	10,411	10,410	13,951	10,527	18,561	10,480
Trustee fees payable	110	59	623	167	1,479	14
Listing, Data and related fees payable	771	29,167	10,758	2,457	20,449	727
Professional fees payable	8,609	8,551	9,137	8,651	10,042	8,527
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	3,798,134	2,715,671	138,649	—	—	60,734
Other liabilities	838	1,613	15,007	3,323	19,402	3,160
Total Liabilities	3,821,254	2,765,616	1,241,427	31,299	4,093,800	229,864
NET ASSETS	$11,161,507	$5,854,960	$66,870,124	$19,279,665	$170,063,900	$1,795,049
NET ASSETS CONSIST OF:
Paid in Capital	$15,725,742	$7,131,190	$33,780,036	$11,358,088	$197,989,813	$2,873,105
Accumulated undistributed net investment income (loss)	(95,228)	(67,785)	(1,083,261)	87,375	848,669	930
Accumulated net realized gains (losses) on investments	851,103	1,888,992	30,924,182	4,943,971	(31,995,783)	(1,363,490)
Net unrealized appreciation (depreciation) on:
Investments	(1,521,976)	(1,657,151)	(6,173,314)	(135,652)	(15,437,754)	189,283
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(3,798,134)	(1,440,286)	9,422,481	3,025,883	18,658,955	95,221
NET ASSETS	$11,161,507	$5,854,960	$66,870,124	$19,279,665	$170,063,900	$1,795,049
Shares (unlimited number of shares authorized, no par value)	299,969	99,987	1,125,000	400,000	4,025,000	49,995
Net Asset Value	$37.21	$58.56	$59.44	$48.20	$42.25	$35.90

See accompanying notes to the financial statements.

204 :: NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra Real Estate	Ultra S&P Regional Banking	Ultra Semiconductors	Ultra Technology	Ultra Telecommunications	Ultra Utilities
ASSETS:
Securities and Repurchase Agreements, at cost	$167,547,629	$5,265,935	$23,742,198	$83,065,094	$4,474,112	$11,910,036
Securities, at value	140,915,558	4,915,530	22,004,802	73,389,690	3,027,459	9,603,783
Repurchase Agreements, at value	11,757,922	1,077,689	5,184,310	8,212,009	1,133,266	1,511,063
Total Investment Securities	152,673,480	5,993,219	27,189,112	81,601,699	4,160,725	11,114,846
Cash	42	20	—	—	22	22
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	2,543,384	49,863	100,945	2,410,527	95,234	438,030
Dividends and interest receivable	60,130	6,130	81,967	119,385	5,306	51,409
Receivable for investments sold	—	—	—	47,893	—	—
Due from counterparty	—	—	—	—	—	6,110
Receivable for capital shares issued	—	—	—	2,370,580	—	1,799,948
Receivable from Advisor	—	2,172	—	—	4,078	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	32,945,293	1,521,592	1,810,791	32,176,844	805,911	315,368
Prepaid expenses	1,964	987	965	1,347	960	979
Total Assets	188,224,293	7,573,983	29,183,780	118,728,275	5,072,236	13,726,712
LIABILITIES:
Cash overdraft	—	—	4	44,706	—	—
Payable for investments purchased	5,042,968	403,684	—	2,393,648	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	98,744	—	10,962	58,462	—	418
Management Services fees payable	14,180	—	2,263	9,048	—	982
Custodian fees payable	9,657	2,299	1,974	6,709	478	1,462
Administration fees payable	19,945	10,465	10,435	17,051	10,440	10,443
Trustee fees payable	1,496	61	244	941	42	103
Listing, Data and related fees payable	27,756	1,748	3,736	15,507	766	2,106
Professional fees payable	10,308	8,526	8,735	9,551	8,513	8,591
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	4,888,592	—	—	—	—	200,006
Other liabilities	19,525	3,017	4,657	14,349	1,835	3,127
Total Liabilities	10,133,171	429,800	43,010	2,569,972	22,074	227,238
NET ASSETS	$178,091,122	$7,144,183	$29,140,770	$116,158,303	$5,050,162	$13,499,474
NET ASSETS CONSIST OF:
Paid in Capital	$84,448,835	$5,844,277	$19,844,870	$55,706,108	$3,924,872	$17,319,842
Accumulated undistributed net investment income (loss)	3,409,606	7,173	172,094	102,468	89,327	76,002
Accumulated net realized gains (losses) on investments	77,050,129	(956,143)	3,866,101	29,636,278	543,439	(3,216,542)
Net unrealized appreciation (depreciation) on:
Investments	(14,874,149)	727,284	3,446,914	(1,463,395)	(313,387)	(795,190)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	28,056,701	1,521,592	1,810,791	32,176,844	805,911	115,362
NET ASSETS	$178,091,122	$7,144,183	$29,140,770	$116,158,303	$5,050,162	$13,499,474
Shares (unlimited number of shares authorized, no par value)	1,679,372	100,000	450,000	1,225,000	100,000	375,000
Net Asset Value	$106.05	$71.44	$64.76	$94.82	$50.50	$36.00

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2016 (UNAUDITED) :: 205

	UltraPro Nasdaq Biotechnology	UltraPro Financial Select Sector	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra FTSE Europe	Ultra MSCI Brazil Capped
ASSETS:
Securities and Repurchase Agreements, at cost	$48,806,640	$4,126,713	$7,819,672	$16,783,183	$6,798,039	$20,864,188
Securities, at value	32,343,765	4,627,747	4,997,181	12,997,346	4,997,181	14,989,871
Repurchase Agreements, at value	11,877,819	901	2,822,491	3,785,837	1,800,858	5,874,392
Total Investment Securities	44,221,584	4,628,648	7,819,672	16,783,183	6,798,039	20,864,263
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	4,200,700	392,106	2,915,000	11,949,460	3,092,600	5,413,391
Dividends and interest receivable	15,170	8,264	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	5,404	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	3,621	6,390,050	92,211	—	48,256	1,075,682
Prepaid expenses	524	969	2,771	1,069	1,017	1,143
Total Assets	48,441,599	11,425,441	10,829,654	28,733,712	9,939,912	27,354,479
LIABILITIES:
Cash overdraft	—	—	—	727	2	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	15,745	—	4,521	12,013	1,570	12,271
Management Services fees payable	3,372	—	855	2,090	704	2,173
Custodian fees payable	12,051	3,368	520	364	381	354
Administration fees payable	8,811	10,444	4,529	5,131	5,129	5,129
Trustee fees payable	417	99	292	224	76	211
Listing, Data and related fees payable	6,529	5,801	—	—	450	67
Professional fees payable	9,002	8,561	8,829	8,750	8,551	8,756
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	10,980,606	—	419,111	3,899,826	1,454,903	3,446,917
Other liabilities	113	369	1,060	5,126	4,391	805
Total Liabilities	11,036,646	28,642	439,717	3,934,251	1,476,157	3,476,683
NET ASSETS	$37,404,953	$11,396,799	$10,389,937	$24,799,461	$8,463,755	$23,877,796
NET ASSETS CONSIST OF:
Paid in Capital	$77,866,183	$4,927,905	$21,354,163	$38,696,883	$11,963,709	$35,894,118
Accumulated undistributed net investment income (loss)	(319,621)	41,553	(398,858)	(411,921)	(375,765)	(195,897)
Accumulated net realized gains (losses) on investments	(24,579,568)	(464,644)	(10,238,468)	(9,585,675)	(1,717,542)	(9,449,265)
Net unrealized appreciation (depreciation) on:
Investments	(4,585,056)	501,935	—	—	—	75
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(10,976,985)	6,390,050	(326,900)	(3,899,826)	(1,406,647)	(2,371,235)
NET ASSETS	$37,404,953	$11,396,799	$10,389,937	$24,799,461	$8,463,755	$23,877,796
Shares (unlimited number of shares authorized, no par value)	1,599,915	200,004	125,000	475,000	250,000	416,557
Net Asset Value	$23.38	$56.98	$83.12	$52.21	$33.86	$57.32
See accompanying notes to the financial statements.

206 :: NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra FTSE China 50	Ultra MSCI Japan	Ultra MSCI Mexico Capped IMI	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury	Ultra High Yield
ASSETS:
Securities and Repurchase Agreements, at cost	$22,350,602	$5,175,727	$2,806,396	$29,354,886	$47,362,052	$2,437,242
Securities, at value	19,986,606	—	—	27,692,532	34,352,961	2,326,511
Repurchase Agreements, at value	2,364,562	5,175,727	2,806,396	412,760	8,260,966	66,817
Total Investment Securities	22,351,168	5,175,727	2,806,396	28,105,292	42,613,927	2,393,328
Cash	379,985	—	16	29	45,251	—
Segregated cash balances with brokers for futures contracts	—	—	—	17,545	67,760	—
Segregated cash balances with custodian for swap agreements	18,425,001	3,046,000	2,656,000	1,220,670	5,130,225	492,000
Dividends and interest receivable	—	—	—	112,298	181,019	—
Receivable for investments sold	—	—	—	5,451,207	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	1,469,814
Receivable from Advisor	—	—	1,363	—	—	10,341
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	2,969,724	3,096,961	—	—	—	57,110
Prepaid expenses	914	1,104	965	1,098	968	712
Total Assets	44,126,792	11,319,792	5,464,740	34,908,139	48,039,150	4,423,305
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	968,571	514,440	1,451,518
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	18,691	2,982	—	24,155	21,230	—
Management Services fees payable	3,106	910	—	3,806	3,729	—
Custodian fees payable	372	218	58	2,234	1,944	24
Administration fees payable	5,722	5,129	5,129	13,319	12,057	10,428
Trustee fees payable	327	98	32	411	378	13
Listing, Data and related fees payable	11,128	—	18	1,249	1,400	10,363
Professional fees payable	8,809	8,566	8,500	8,904	7,859	8,478
Payable for variation margin on futures contracts	—	—	—	6,531	21,000	—
Unrealized depreciation on non-exchange traded swap agreements	4,594,862	124,834	1,078,619	2,761,673	4,614,703	—
Other liabilities	6,689	1,854	813	16,612	4,205	351
Total Liabilities	4,649,706	144,591	1,093,169	3,807,465	5,202,945	1,481,175
NET ASSETS	$39,477,086	$11,175,201	$4,371,571	$31,100,674	$42,836,205	$2,942,130
NET ASSETS CONSIST OF:
Paid in Capital	$46,540,005	$4,004,109	$7,576,296	$162,985,194	$41,984,206	$3,185,773
Accumulated undistributed net investment income (loss)	(633,058)	(283,652)	(65,380)	28,653	224,356	4,875
Accumulated net realized gains (losses) on investments	(4,805,289)	4,482,617	(2,060,726)	(127,899,124)	9,994,867	(261,714)
Net unrealized appreciation (depreciation) on:
Investments	566	—	—	(1,249,594)	(4,748,125)	(43,914)
Futures contracts	—	—	—	(2,782)	(4,396)	—
Non-exchange traded swap agreements	(1,625,138)	2,972,127	(1,078,619)	(2,761,673)	(4,614,703)	57,110
NET ASSETS	$39,477,086	$11,175,201	$4,371,571	$31,100,674	$42,836,205	$2,942,130
Shares (unlimited number of shares authorized, no par value)	750,000	125,000	250,000	550,000	575,000	50,000
Net Asset Value	$52.64	$89.40	$17.49	$56.55	$74.50	$58.84

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2016 (UNAUDITED) :: 207

STATEMENTS OF OPERATIONS

208 :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Short S&P500®	Short QQQ®	Short Dow30SM	Short MidCap400	Short Russell2000	Short SmallCap600
	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	3,941,825	589,546	483,620	34,514	707,757	13,843
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	3,941,825	589,546	483,620	34,514	707,757	13,843
EXPENSES:
Advisory fees (Note 4)	10,085,892	1,451,029	1,247,956	99,322	1,688,680	41,337
Management Services fees (Note 4)	1,344,766	193,468	166,392	13,243	225,154	5,512
Professional fees	35,608	13,024	12,794	8,939	13,908	8,782
Administration fees (Note 5)	127,123	63,936	58,893	23,967	69,306	23,962
Custodian fees (Note 6)	140,164	19,182	15,693	2,479	21,904	526
Printing and Shareholder reports	97,605	19,479	34,077	2,566	38,910	1,422
Listing, Data and related fees (Note 7)	2,386	195,024	66,868	2,810	215,454	2,810
Trustees fees (Note 8)	25,948	3,923	4,009	294	4,967	146
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	110,209	18,927	14,396	2,927	19,950	2,237
Total Gross Expenses before fees waived and/or reimbursed	11,969,701	1,977,992	1,621,078	156,547	2,298,233	86,734
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(135,785)	(36,758)	(30,465)	(155,300)	(34,278)
Total Net Expenses	11,969,701	1,842,207	1,584,320	126,082	2,142,933	52,456
Net Investment Income (Loss)	(8,027,876)	(1,252,661)	(1,100,700)	(91,568)	(1,435,176)	(38,613)
NET REALIZED GAIN (LOSS) ON:
Investments	164	6,256	42	182	(69)	—
Futures contracts	(15,569,002)	(2,836,655)	(2,342,058)	(213,033)	(4,622,258)	—
Non-exchange traded swap agreements	(184,426,357)	(45,318,194)	(21,753,800)	(1,308,811)	(62,122,139)	(195,747)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(199,995,195)	(48,148,593)	(24,095,816)	(1,521,662)	(66,744,466)	(195,747)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	85,340	28,042	3,740	—	19,397	—
Futures contracts	2,603,852	192,784	(256,406)	12,771	940,162	—
Non-exchange traded swap agreements	44,514,998	22,343,393	(3,678,844)	(1,043,268)	(4,841,815)	(1,554,305)
Change in net unrealized appreciation/depreciation	47,204,190	22,564,219	(3,931,510)	(1,030,497)	(3,882,256)	(1,554,305)
Net realized and unrealized gain (loss)	(152,791,005)	(25,584,374)	(28,027,326)	(2,552,159)	(70,626,722)	(1,750,052)
Change in Net Assets Resulting from Operations	$(160,818,881)	$(26,837,035)	$(29,128,026)	$(2,643,727)	$(72,061,898)	$(1,788,665)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: 209

	UltraShort S&P500®	UltraShort QQQ®	UltraShort Dow30SM	UltraShort MidCap400	UltraShort Russell2000	UltraShort SmallCap600
	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	3,291,865	613,554	358,940	11,275	281,141	4,256
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	3,291,865	613,554	358,940	11,275	281,141	4,256
EXPENSES:
Advisory fees (Note 4)	7,912,767	1,463,053	859,653	34,351	648,235	12,961
Management Services fees (Note 4)	1,055,020	195,071	114,619	4,580	86,430	1,728
Professional fees	31,281	13,685	11,541	8,804	10,264	8,704
Administration fees (Note 5)	117,337	64,102	48,649	23,962	41,947	23,961
Custodian fees (Note 6)	90,512	17,752	10,576	1,408	9,507	176
Printing and Shareholder reports	82,230	27,250	27,344	1,544	17,674	853
Listing, Data and related fees (Note 7)	2,386	196,627	46,898	2,810	83,665	2,810
Trustees fees (Note 8)	20,449	4,660	3,051	185	1,697	45
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	82,591	15,991	9,367	2,152	8,400	1,986
Total Gross Expenses before fees waived and/or reimbursed	9,394,573	1,998,191	1,131,698	79,796	907,819	53,224
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(141,615)	(40,889)	(36,248)	(85,885)	(36,791)
Total Net Expenses	9,394,573	1,856,576	1,090,809	43,548	821,934	16,433
Net Investment Income (Loss)	(6,102,708)	(1,243,022)	(731,869)	(32,273)	(540,793)	(12,177)
NET REALIZED GAIN (LOSS) ON:
Investments	2,838	1,179	3,750	—	52	—
Futures contracts	(13,079,714)	(4,604,730)	(2,263,340)	(186,092)	(1,890,804)	—
Non-exchange traded swap agreements	(246,214,478)	(68,745,053)	(38,880,028)	(451,941)	(19,270,623)	(602,052)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(259,291,354)	(73,348,604)	(41,139,618)	(638,033)	(21,161,375)	(602,052)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(47,603)	2,792	13,475	—	17,129	—
Futures contracts	824,512	137,030	(198,916)	(18,852)	128,955	—
Non-exchange traded swap agreements	41,328,384	17,852,285	877,101	(2,456,532)	(31,408,988)	(523,769)
Change in net unrealized appreciation/depreciation	42,105,293	17,992,107	691,660	(2,475,384)	(31,262,904)	(523,769)
Net realized and unrealized gain (loss)	(217,186,061)	(55,356,497)	(40,447,958)	(3,113,417)	(52,424,279)	(1,125,821)
Change in Net Assets Resulting from Operations	$(223,288,769)	$(56,599,519)	$(41,179,827)	$(3,145,690)	$(52,965,072)	$(1,137,998)

See accompanying notes to the financial statements.

210 :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraPro Short S&P500®	UltraPro Short QQQ®	UltraPro Short Dow30SM	UltraPro Short MidCap400	UltraPro Short Russell2000	Short Basic Materials
	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	1,407,786	980,988	333,469	4,664	173,503	7,963
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	1,407,786	980,988	333,469	4,664	173,503	7,963
EXPENSES:
Advisory fees (Note 4)	3,225,115	2,255,365	823,638	14,354	365,948	25,055
Management Services fees (Note 4)	430,009	300,711	109,817	1,914	48,792	3,341
Professional fees	17,956	15,964	11,279	8,708	9,741	9,103
Administration fees (Note 5)	92,207	79,137	47,537	23,962	32,614	23,964
Custodian fees (Note 6)	37,784	26,751	10,743	1,214	5,142	557
Printing and Shareholder reports	29,139	21,703	16,083	682	7,462	5,157
Listing, Data and related fees (Note 7)	2,811	302,169	45,609	2,810	47,909	2,676
Trustees fees (Note 8)	8,183	6,596	2,612	47	1,036	62
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	33,848	23,617	9,367	2,007	5,043	2,336
Total Gross Expenses before fees waived and/or reimbursed	3,877,052	3,032,013	1,076,685	55,698	523,687	72,251
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(170,941)	(32,054)	(37,500)	(60,095)	(40,450)
Total Net Expenses	3,877,052	2,861,072	1,044,631	18,198	463,592	31,801
Net Investment Income (Loss)	(2,469,266)	(1,880,084)	(711,162)	(13,534)	(290,089)	(23,838)
NET REALIZED GAIN (LOSS) ON:
Investments	1,766	2,758	—	(112)	178	(89)
Futures contracts	(9,217,812)	(7,032,632)	(2,845,694)	(75,624)	(1,642,248)	—
Non-exchange traded swap agreements	(128,272,139)	(144,460,061)	(43,275,897)	(1,270,535)	(36,993,233)	(2,958,083)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(137,488,185)	(151,489,935)	(46,121,591)	(1,346,271)	(38,635,303)	(2,958,172)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	20,562	20,150	9,025	—	4,350	—
Futures contracts	852,778	402,550	(102,609)	(7,390)	21,475	—
Non-exchange traded swap agreements	(531,605)	38,087,564	(10,994,780)	85,804	(6,355,205)	2,072,120
Change in net unrealized appreciation/depreciation	341,735	38,510,264	(11,088,364)	78,414	(6,329,380)	2,072,120
Net realized and unrealized gain (loss)	(137,146,450)	(112,979,671)	(57,209,955)	(1,267,857)	(44,964,683)	(886,052)
Change in Net Assets Resulting from Operations	$(139,615,716)	$(114,859,755)	$(57,921,117)	$(1,281,391)	$(45,254,772)	$(909,890)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: 211

	Short Financials	Short Oil & Gas	Short Real Estate	Short S&P Regional Banking	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology
	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	47,836	7,104	28,852	3,124	10,932	104,505
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	47,836	7,104	28,852	3,124	10,932	104,505
EXPENSES:
Advisory fees (Note 4)	147,042	24,056	81,047	8,381	44,008	255,922
Management Services fees (Note 4)	19,605	3,207	10,806	1,117	5,868	34,122
Professional fees	9,094	9,114	9,083	8,896	9,171	9,636
Administration fees (Note 5)	24,007	23,964	23,964	23,962	23,964	28,340
Custodian fees (Note 6)	1,817	365	1,291	102	650	3,631
Printing and Shareholder reports	4,495	1,219	3,620	1,683	3,340	8,452
Listing, Data and related fees (Note 7)	9,144	2,839	6,016	2,003	3,766	36,019
Trustees fees (Note 8)	398	111	270	21	159	1,108
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,560	2,134	2,652	1,970	2,354	4,639
Total Gross Expenses before fees waived and/or reimbursed	219,162	67,009	138,749	48,135	93,280	381,869
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(32,513)	(36,467)	(35,833)	(37,503)	(37,446)	(56,901)
Total Net Expenses	186,649	30,542	102,916	10,632	55,834	324,968
Net Investment Income (Loss)	(138,813)	(23,438)	(74,064)	(7,508)	(44,902)	(220,463)
NET REALIZED GAIN (LOSS) ON:
Investments	(111)	—	(531)	(114)	(82)	328
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(110,120)	1,360,449	(5,309,804)	(530,457)	(7,200,624)	(1,623,111)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(110,231)	1,360,449	(5,310,335)	(530,571)	(7,200,706)	(1,622,783)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	3,622
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(4,310,702)	(2,138,506)	4,654,222	(17,444)	4,574,857	1,602,301
Change in net unrealized appreciation/depreciation	(4,310,702)	(2,138,506)	4,654,222	(17,444)	4,574,857	1,605,923
Net realized and unrealized gain (loss)	(4,420,933)	(778,057)	(656,113)	(548,015)	(2,625,849)	(16,860)
Change in Net Assets Resulting from Operations	$(4,559,746)	$(801,495)	$(730,177)	$(555,523)	$(2,670,751)	$(237,323)

See accompanying notes to the financial statements.

212 :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials	UltraShort Gold Miners	UltraShort Health Care	UltraShort Industrials
	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	3,576	3,147	81,916	3,325	4,060	5,430
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	3,576	3,147	81,916	3,325	4,060	5,430
EXPENSES:
Advisory fees (Note 4)	10,754	9,026	203,484	14,628	12,114	15,540
Management Services fees (Note 4)	1,434	1,203	27,131	1,950	1,615	2,072
Professional fees	9,106	9,094	9,419	8,714	9,106	8,911
Administration fees (Note 5)	23,962	23,961	26,185	23,956	23,962	23,962
Custodian fees (Note 6)	111	133	2,623	251	286	233
Printing and Shareholder reports	539	1,214	10,932	1,196	482	1,105
Listing, Data and related fees (Note 7)	2,121	2,010	12,084	2,069	2,191	2,353
Trustees fees (Note 8)	38	37	660	30	44	58
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,951	1,942	3,841	1,986	1,967	2,010
Total Gross Expenses before fees waived and/or reimbursed	50,016	48,620	296,359	54,780	51,767	56,244
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(36,355)	(37,164)	(38,253)	(36,158)	(36,372)	(36,531)
Total Net Expenses	13,661	11,456	258,106	18,622	15,395	19,713
Net Investment Income (Loss)	(10,085)	(8,309)	(176,190)	(15,297)	(11,335)	(14,283)
NET REALIZED GAIN (LOSS) ON:
Investments	(17)	—	—	—	(33)	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(3,227)	(39,322)	(634,303)	1,559,294	(87,631)	(439,956)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(3,244)	(39,322)	(634,303)	1,559,294	(87,664)	(439,956)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	1,017	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	211,556	(230,372)	(12,940,160)	205,769	489,586	(467,869)
Change in net unrealized appreciation/depreciation	211,556	(230,372)	(12,939,143)	205,769	489,586	(467,869)
Net realized and unrealized gain (loss)	208,312	(269,694)	(13,573,446)	1,765,063	401,922	(907,825)
Change in Net Assets Resulting from Operations	$198,227	$(278,003)	$(13,749,636)	$1,749,766	$390,587	$(922,108)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: 213

	UltraShort Oil & Gas	UltraShort Oil & Gas Exploration & Production	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology	UltraShort Utilities
	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	78,738	1,795	55,100	8,227	5,288	8,305
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	78,738	1,795	55,100	8,227	5,288	8,305
EXPENSES:
Advisory fees (Note 4)	176,375	4,754	133,568	22,642	16,759	30,019
Management Services fees (Note 4)	23,516	634	17,809	3,019	2,235	4,003
Professional fees	9,528	7,764	9,289	8,780	9,112	8,785
Administration fees (Note 5)	24,696	19,433	24,425	23,961	23,962	23,962
Custodian fees (Note 6)	2,376	100	1,579	248	223	379
Printing and Shareholder reports	6,757	1,447	16,034	1,117	1,402	703
Listing, Data and related fees (Note 7)	10,721	3,623	8,512	2,740	2,432	3,163
Trustees fees (Note 8)	436	26	491	144	64	122
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,643	1,817	3,159	1,999	2,007	2,047
Total Gross Expenses before fees waived and/or reimbursed	258,048	39,598	214,866	64,650	58,196	73,183
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(34,204)	(33,573)	(45,234)	(35,968)	(36,940)	(35,058)
Total Net Expenses	223,844	6,025	169,632	28,682	21,256	38,125
Net Investment Income (Loss)	(145,106)	(4,230)	(114,532)	(20,455)	(15,968)	(29,820)
NET REALIZED GAIN (LOSS) ON:
Investments	(6)	—	(627)	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(19,291,199)	(131,963)	(8,977,873)	(440,017)	16,465	(59,590)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(19,291,205)	(131,963)	(8,978,500)	(440,017)	16,465	(59,590)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	1,388	—	—	216	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	8,621,179	(640,988)	9,328,887	(2,270,160)	(1,077,217)	733,922
Change in net unrealized appreciation/depreciation	8,622,567	(640,988)	9,328,887	(2,269,944)	(1,077,217)	733,922
Net realized and unrealized gain (loss)	(10,668,638)	(772,951)	350,387	(2,709,961)	(1,060,752)	674,332
Change in Net Assets Resulting from Operations	$(10,813,744)	$(777,181)	$235,855	$(2,730,416)	$(1,076,720)	$644,512

See accompanying notes to the financial statements.

214 :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraPro Short Nasdaq Biotechnology	UltraPro Short Financial Select Sector	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE China 50	UltraShort MSCI EAFE
	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	6,584	1,671	154,525	372,155	14,357	6,394
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	6,584	1,671	154,525	372,155	14,357	6,394
EXPENSES:
Advisory fees (Note 4)	30,394	7,823	355,891	903,456	42,228	26,583
Management Services fees (Note 4)	4,052	1,043	47,451	120,459	5,630	3,544
Professional fees	7,865	8,889	9,668	11,341	8,779	8,939
Administration fees (Note 5)	19,978	23,962	32,287	49,997	23,964	23,962
Custodian fees (Note 6)	520	123	4,405	12,674	576	323
Printing and Shareholder reports	1,983	3,684	12,697	25,529	1,492	1,026
Listing, Data and related fees (Note 7)	4,950	3,310	21,036	51,756	6,905	2,971
Trustees fees (Note 8)	99	28	1,075	4,050	132	85
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,103	1,937	5,809	10,537	2,325	2,161
Total Gross Expenses before fees waived and/or reimbursed	71,944	50,799	490,319	1,189,799	92,031	69,594
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(33,316)	(40,888)	(38,347)	(43,038)	(38,440)	(35,838)
Total Net Expenses	38,628	9,911	451,972	1,146,761	53,591	33,756
Net Investment Income (Loss)	(32,044)	(8,240)	(297,447)	(774,606)	(39,234)	(27,362)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	637	1,531	67	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(973,316)	438,572	(2,194,471)	(62,700,170)	(3,068,665)	125,008
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(973,316)	438,572	(2,193,834)	(62,698,639)	(3,068,598)	125,008
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	1,261	5,854	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	2,434,302	(1,460,108)	315,578	34,148,045	1,367,716	(395,222)
Change in net unrealized appreciation/depreciation	2,434,302	(1,460,108)	316,839	34,153,899	1,367,716	(395,222)
Net realized and unrealized gain (loss)	1,460,986	(1,021,536)	(1,876,995)	(28,544,740)	(1,700,882)	(270,214)
Change in Net Assets Resulting from Operations	$1,428,942	$(1,029,776)	$(2,174,442)	$(29,319,346)	$(1,740,116)	$(297,576)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: 215

	UltraShort MSCI Emerging Markets	UltraShort FTSE Europe	UltraShort MSCI Brazil Capped	UltraShort FTSE China 50	UltraShort MSCI Japan	UltraShort MSCI Mexico Capped IMI
	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	81,353	66,495	89,510	74,959	13,269	1,669
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	81,353	66,495	89,510	74,959	13,269	1,669
EXPENSES:
Advisory fees (Note 4)	165,294	195,953	160,347	201,413	50,311	4,639
Management Services fees (Note 4)	22,039	26,127	21,379	26,855	6,708	619
Professional fees	9,434	9,260	9,105	9,371	8,802	8,686
Administration fees (Note 5)	24,788	26,067	24,560	26,134	23,964	23,962
Custodian fees (Note 6)	2,727	2,362	2,174	2,721	751	55
Printing and Shareholder reports	7,545	7,733	4,209	10,762	1,862	180
Listing, Data and related fees (Note 7)	10,814	9,394	9,929	27,068	4,329	1,806
Trustees fees (Note 8)	596	660	379	716	128	18
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,733	3,713	3,615	3,777	2,438	1,901
Total Gross Expenses before fees waived and/or reimbursed	246,970	281,269	235,697	308,817	99,293	41,866
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(37,316)	(32,396)	(32,834)	(53,431)	(35,446)	(35,971)
Total Net Expenses	209,654	248,873	202,863	255,386	63,847	5,895
Net Investment Income (Loss)	(128,301)	(182,378)	(113,353)	(180,427)	(50,578)	(4,226)
NET REALIZED GAIN (LOSS) ON:
Investments	(197)	260	10,639	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(4,129,480)	1,796,822	(28,373,590)	(13,817,609)	634,101	(202,108)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(4,129,677)	1,797,082	(28,362,951)	(13,817,609)	634,101	(202,108)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(4,147)	144	—	2,964	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(7,069,597)	(2,151,041)	(2,959,649)	(3,120,006)	(2,657,709)	304,893
Change in net unrealized appreciation/depreciation	(7,073,744)	(2,150,897)	(2,959,649)	(3,117,042)	(2,657,709)	304,893
Net realized and unrealized gain (loss)	(11,203,421)	(353,815)	(31,322,600)	(16,934,651)	(2,023,608)	102,785
Change in Net Assets Resulting from Operations	$(11,331,722)	$(536,193)	$(31,435,953)	$(17,115,078)	$(2,074,186)	$98,559
See accompanying notes to the financial statements.

216 :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short High Yield	UltraShort 3-7 Year Treasury	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury
	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	34,593	1,041,231	318,883	3,333	209,235	3,418,644
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	34,593	1,041,231	318,883	3,333	209,235	3,418,644
EXPENSES:
Advisory fees (Note 4)	105,904	2,544,060	778,857	9,825	521,096	7,487,204
Management Services fees (Note 4)	14,120	339,203	103,846	1,310	69,478	998,279
Professional fees	8,980	16,346	11,545	8,701	10,351	31,285
Administration fees (Note 5)	23,964	83,116	46,037	23,962	37,809	116,487
Custodian fees (Note 6)	2,246	28,892	9,009	116	7,684	83,989
Printing and Shareholder reports	1,879	46,381	16,953	279	9,675	128,724
Listing, Data and related fees (Note 7)	5,713	100,434	25,232	1,945	22,138	291,169
Trustees fees (Note 8)	397	9,123	3,402	34	1,959	28,156
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,784	23,544	10,380	1,948	6,572	68,047
Total Gross Expenses before fees waived and/or reimbursed	165,987	3,191,099	1,005,261	48,120	686,762	9,233,340
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(31,458)	—	(16,370)	(35,640)	(24,750)	—
Total Net Expenses	134,529	3,191,099	988,891	12,480	662,012	9,233,340
Net Investment Income (Loss)	(99,936)	(2,149,868)	(670,008)	(9,147)	(452,777)	(5,814,696)
NET REALIZED GAIN (LOSS) ON:
Investments	(61)	793	1,470	—	—	97
Futures contracts	25,885	1,209,201	—	—	105,129	3,296,370
Non-exchange traded swap agreements	(2,017,647)	(89,888,091)	—	(202,379)	(21,950,889)	(612,399,082)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(1,991,823)	(88,678,097)	1,470	(202,379)	(21,845,760)	(609,102,615)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(1,521)	(13,401)	15,310	—	9,025	42,242
Futures contracts	655	37,510	—	—	2,126	203,728
Non-exchange traded swap agreements	2,887,402	135,503,025	(13,370,445)	268,692	29,492,561	865,086,494
Change in net unrealized appreciation/depreciation	2,886,536	135,527,134	(13,355,135)	268,692	29,503,712	865,332,464
Net realized and unrealized gain (loss)	894,713	46,849,037	(13,353,665)	66,313	7,657,952	256,229,849
Change in Net Assets Resulting from Operations	$794,777	$44,699,169	$(14,023,673)	$57,166	$7,205,175	$250,415,153

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: 217

	UltraShort TIPS	UltraPro Short 20+ Year Treasury	Ultra S&P500®	Ultra QQQ®	Ultra Dow30SM	Ultra MidCap400
	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$11,421,709	$4,182,780	$2,416,792	$1,020,199
Interest	1,357	86,051	393,802	221,115	39,591	14,185
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	1,357	86,051	11,815,511	4,403,895	2,456,383	1,034,384
EXPENSES:
Advisory fees (Note 4)	4,638	266,984	5,592,602	3,236,725	813,197	498,465
Management Services fees (Note 4)	618	35,597	745,669	431,557	108,425	66,461
Professional fees	8,687	9,523	25,297	18,410	11,237	19,604
Administration fees (Note 5)	23,962	28,776	133,747	118,367	72,392	61,279
Custodian fees (Note 6)	65	4,160	116,522	55,103	12,396	27,191
Printing and Shareholder reports	249	4,721	66,402	34,296	13,606	9,695
Listing, Data and related fees (Note 7)	1,788	11,677	2,598	433,113	47,001	2,810
Trustees fees (Note 8)	18	1,172	21,064	11,421	2,943	1,345
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,893	4,312	52,488	31,196	9,134	6,381
Total Gross Expenses before fees waived and/or reimbursed	41,918	366,922	6,756,389	4,370,188	1,090,331	693,231
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(36,029)	(27,520)	—	(255,791)	(56,572)	(59,566)
Total Net Expenses	5,889	339,402	6,756,389	4,114,397	1,033,759	633,665
Net Investment Income (Loss)	(4,532)	(253,351)	5,059,122	289,498	1,422,624	400,719
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	(758,967)	(3,038,766)	(247,510)	(30,257)
Futures contracts	—	243,226	5,450,053	11,746,826	1,464,214	1,865,061
Non-exchange traded swap agreements	—	(11,268,308)	65,361,454	31,747,669	7,582,788	2,814,757
In-kind redemptions of investments	—	—	38,858,669	35,225,039	4,657,726	4,527,323
Net realized gain (loss)	—	(11,025,082)	108,911,209	75,680,768	13,457,218	9,176,884
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	12,619,195	9,095,818	8,686,777	4,229,227
Futures contracts	—	4,300	(1,116,596)	(2,035,285)	35,072	(999,436)
Non-exchange traded swap agreements	(15,512)	25,831,310	38,898,863	21,986,042	12,092,316	7,965,618
Change in net unrealized appreciation/depreciation	(15,512)	25,835,610	50,401,462	29,046,575	20,814,165	11,195,409
Net realized and unrealized gain (loss)	(15,512)	14,810,528	159,312,671	104,727,343	34,271,383	20,372,293
Change in Net Assets Resulting from Operations	$(20,044)	$14,557,177	$164,371,793	$105,016,841	$35,694,007	$20,773,012

See accompanying notes to the financial statements.

218 :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra Russell2000	Ultra SmallCap600	UltraPro S&P500®	UltraPro QQQ®	UltraPro Dow30SM	UltraPro MidCap400
	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016
INVESTMENT INCOME:
Dividends	$1,133,188	$99,401	$2,878,934	$2,769,790	$618,268	$122,476
Interest	38,116	1,999	104,895	100,239	10,462	3,019
Foreign withholding tax on income	(411)	(6)	—	—	—	—
Total Investment Income	1,170,893	101,394	2,983,829	2,870,029	628,730	125,495
EXPENSES:
Advisory fees (Note 4)	650,692	76,108	2,472,182	3,856,471	436,380	99,645
Management Services fees (Note 4)	86,758	10,148	329,619	514,189	58,183	13,286
Professional fees	10,834	8,911	15,769	19,969	9,902	8,973
Administration fees (Note 5)	69,672	42,679	108,392	124,773	58,316	42,272
Custodian fees (Note 6)	90,399	21,331	102,186	91,072	13,321	14,574
Printing and Shareholder reports	15,121	1,266	31,363	43,647	9,485	2,094
Listing, Data and related fees (Note 7)	83,976	2,810	2,810	515,856	24,368	2,810
Trustees fees (Note 8)	2,386	263	10,275	14,866	1,823	355
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	45,310	—	—	—
Other fees	7,353	2,484	25,151	39,494	6,369	2,693
Total Gross Expenses before fees waived and/or reimbursed	1,017,191	166,000	3,143,057	5,220,337	618,147	186,702
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(189,443)	(69,177)	—	(315,099)	(63,069)	(59,957)
Total Net Expenses	827,748	96,823	3,143,057	4,905,238	555,078	126,745
Net Investment Income (Loss)	343,145	4,571	(159,228)	(2,035,209)	73,652	(1,250)
NET REALIZED GAIN (LOSS) ON:
Investments	(3,493,948)	(138,102)	(19,214,923)	(5,682,185)	(316,890)	(578,206)
Futures contracts	2,618,225	—	3,344,991	14,381,838	849,189	234,330
Non-exchange traded swap agreements	2,726,775	113,639	392,389	255,425,722	9,011,467	51,033
In-kind redemptions of investments	13,003,626	767,403	408,942	15,231,384	(1,457,517)	138,944
Net realized gain (loss)	14,854,678	742,940	(15,068,601)	279,356,759	8,086,249	(153,899)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	11,397,415	1,518,985	37,445,500	32,168,808	6,056,448	1,948,840
Futures contracts	855,379	—	(292,745)	(3,224,644)	12,504	70,818
Non-exchange traded swap agreements	20,158,647	3,564,758	91,153,651	(79,377,276)	17,362,877	4,924,219
Change in net unrealized appreciation/depreciation	32,411,441	5,083,743	128,306,406	(50,433,112)	23,431,829	6,943,877
Net realized and unrealized gain (loss)	47,266,119	5,826,683	113,237,805	228,923,647	31,518,078	6,789,978
Change in Net Assets Resulting from Operations	$47,609,264	$5,831,254	$113,078,577	$226,888,438	$31,591,730	$6,788,728

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: 219

	UltraPro Russell2000	Ultra Basic Materials	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials
	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016
INVESTMENT INCOME:
Dividends	$354,604	$440,457	$646,401	$149,302	$120,322	$6,293,391
Interest	4,272	5,701	210,380	2,015	3,135	203,841
Foreign withholding tax on income	(133)	—	(616)	—	(12)	(426)
Total Investment Income	358,743	446,158	856,165	151,317	123,445	6,496,806
EXPENSES:
Advisory fees (Note 4)	346,516	197,836	1,724,632	52,712	82,371	2,502,131
Management Services fees (Note 4)	46,202	26,378	229,948	7,028	10,983	333,613
Professional fees	9,774	9,266	13,756	8,821	8,924	16,319
Administration fees (Note 5)	57,155	44,161	96,814	41,907	42,067	108,843
Custodian fees (Note 6)	117,721	3,989	58,467	6,757	8,344	54,719
Printing and Shareholder reports	4,749	6,031	48,706	1,208	1,950	49,529
Listing, Data and related fees (Note 7)	45,448	12,368	231,653	4,333	5,991	135,338
Trustees fees (Note 8)	1,232	623	6,321	160	277	8,919
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,864	3,534	16,452	2,379	2,600	23,639
Total Gross Expenses before fees waived and/or reimbursed	633,661	304,186	2,426,749	125,305	163,507	3,233,050
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(192,498)	(52,703)	(236,399)	(58,353)	(58,829)	(51,659)
Total Net Expenses	441,163	251,483	2,190,350	66,952	104,678	3,181,391
Net Investment Income (Loss)	(82,420)	194,675	(1,334,185)	84,365	18,767	3,315,415
NET REALIZED GAIN (LOSS) ON:
Investments	(501,111)	(313,751)	(13,148,785)	(197,139)	(97,770)	(297,427)
Futures contracts	1,404,038	—	—	—	—	—
Non-exchange traded swap agreements	21,947,813	(2,777,138)	42,724,132	1,285,884	240,706	23,560,767
In-kind redemptions of investments	9,544,917	785,886	11,725,164	(61,152)	184,582	15,876,292
Net realized gain (loss)	32,395,657	(2,305,003)	41,300,511	1,027,593	327,518	39,139,632
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(890,590)	3,092,556	(7,721,465)	138,292	595,209	37,329,174
Futures contracts	193,895	—	—	—	—	—
Non-exchange traded swap agreements	6,762,474	8,505,880	(59,084,005)	(1,380,291)	878,803	58,353,121
Change in net unrealized appreciation/depreciation	6,065,779	11,598,436	(66,805,470)	(1,241,999)	1,474,012	95,682,295
Net realized and unrealized gain (loss)	38,461,436	9,293,433	(25,504,959)	(214,406)	1,801,530	134,821,927
Change in Net Assets Resulting from Operations	$38,379,016	$9,488,108	$(26,839,144)	$(130,041)	$1,820,297	$138,137,342

See accompanying notes to the financial statements.

220 :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra Gold Miners	Ultra Junior Miners	Ultra Health Care	Ultra Industrials	Ultra Oil & Gas	Ultra Oil & Gas Exploration & Production
	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$412,218	$136,993	$1,415,791	$6,878
Interest	1,988	1,978	12,843	2,763	32,383	333
Foreign withholding tax on income	—	—	—	(10)	(563)	—
Total Investment Income	1,988	1,978	425,061	139,746	1,447,611	7,211
EXPENSES:
Advisory fees (Note 4)	54,340	34,813	314,459	67,563	561,017	5,242
Management Services fees (Note 4)	7,245	4,642	41,927	9,008	74,801	699
Professional fees	8,839	8,775	9,463	8,888	10,411	7,754
Administration fees (Note 5)	41,747	41,746	51,937	42,051	63,021	34,681
Custodian fees (Note 6)	929	549	13,227	13,271	17,486	1,426
Printing and Shareholder reports	1,398	1,641	10,730	1,765	18,125	1,428
Listing, Data and related fees (Note 7)	4,187	19,536	18,616	5,264	31,436	3,675
Trustees fees (Note 8)	123	77	1,097	239	1,979	16
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,277	2,115	4,539	2,431	6,950	1,789
Total Gross Expenses before fees waived and/or reimbursed	121,085	113,894	465,995	150,480	785,226	56,710
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(52,216)	(69,738)	(66,598)	(64,569)	(72,360)	(50,050)
Total Net Expenses	68,869	44,156	399,397	85,911	712,866	6,660
Net Investment Income (Loss)	(66,881)	(42,178)	25,664	53,835	734,745	551
NET REALIZED GAIN (LOSS) ON:
Investments	(97,504)	—	(73,810)	(18,739)	(1,471,701)	(34,638)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	460,111	(1,038,792)	12,955,778	1,193,609	11,380,012	(363,496)
In-kind redemptions of investments	795,679	1,123,163	4,948,826	604,197	4,144,514	—
Net realized gain (loss)	1,158,286	84,371	17,830,794	1,779,067	14,052,825	(398,134)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(2,125,319)	(1,581,734)	(4,611,356)	775,284	8,265,055	234,479
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(5,167,593)	(1,068,850)	(14,977,439)	1,091,174	5,773,878	595,919
Change in net unrealized appreciation/depreciation	(7,292,912)	(2,650,584)	(19,588,795)	1,866,458	14,038,933	830,398
Net realized and unrealized gain (loss)	(6,134,626)	(2,566,213)	(1,758,001)	3,645,525	28,091,758	432,264
Change in Net Assets Resulting from Operations	$(6,201,507)	$(2,608,391)	$(1,732,337)	$3,699,360	$28,826,503	$432,815

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: 221

	Ultra Real Estate	Ultra S&P Regional Banking	Ultra Semiconductors	Ultra Technology	Ultra Telecommunications	Ultra Utilities
	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016
INVESTMENT INCOME:
Dividends	$1,785,665	$52,429	$224,162	$513,094	$57,722	$201,606
Interest	34,144	1,811	5,310	16,092	1,093	4,397
Foreign withholding tax on income	—	(48)	—	—	—	—
Total Investment Income	1,819,809	54,192	229,472	529,186	58,815	206,003
EXPENSES:
Advisory fees (Note 4)	778,029	24,731	97,738	420,126	20,348	61,541
Management Services fees (Note 4)	103,736	3,297	13,032	56,016	2,713	8,205
Professional fees	10,781	8,741	8,978	9,923	8,731	8,820
Administration fees (Note 5)	71,470	41,875	41,785	57,870	41,801	41,809
Custodian fees (Note 6)	20,408	3,833	3,125	16,876	1,328	4,227
Printing and Shareholder reports	13,929	2,661	2,949	10,442	734	2,042
Listing, Data and related fees (Note 7)	43,163	2,875	6,914	24,304	2,644	4,862
Trustees fees (Note 8)	2,425	94	341	1,455	58	181
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	8,854	2,103	2,671	5,469	2,027	2,413
Total Gross Expenses before fees waived and/or reimbursed	1,052,795	90,210	177,533	602,481	80,384	134,100
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(64,731)	(58,735)	(53,116)	(68,197)	(54,537)	(55,941)
Total Net Expenses	988,064	31,475	124,417	534,284	25,847	78,159
Net Investment Income (Loss)	831,745	22,717	105,055	(5,098)	32,968	127,844
NET REALIZED GAIN (LOSS) ON:
Investments	98,895	(134,506)	(13,562)	(162,595)	134,028	18,291
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	33,710,613	610,746	4,810,604	3,950,663	(13,178)	(565,304)
In-kind redemptions of investments	10,354,343	220,563	808,985	6,159,817	457,261	260,079
Net realized gain (loss)	44,163,851	696,803	5,606,027	9,947,885	578,111	(286,934)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(12,159,517)	732,721	3,082,069	1,036,516	(671,239)	(684,547)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(42,343,030)	1,260,334	1,393,831	12,202,612	(38,549)	(52,464)
Change in net unrealized appreciation/depreciation	(54,502,547)	1,993,055	4,475,900	13,239,128	(709,788)	(737,011)
Net realized and unrealized gain (loss)	(10,338,696)	2,689,858	10,081,927	23,187,013	(131,677)	(1,023,945)
Change in Net Assets Resulting from Operations	$(9,506,951)	$2,712,575	$10,186,982	$23,181,915	$(98,709)	$(896,101)

See accompanying notes to the financial statements.

222 :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraPro Nasdaq Biotechnology	UltraPro Financial Select Sector	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra FTSE Europe	Ultra MSCI Brazil Capped
	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016
INVESTMENT INCOME:
Dividends	$57,541	$48,199	$—	$—	$—	$—
Interest	20,166	338	54,551	29,769	10,119	16,462
Foreign withholding tax on income	(62)	—	—	—	—	—
Total Investment Income	77,645	48,537	54,551	29,769	10,119	16,462
EXPENSES:
Advisory fees (Note 4)	149,177	30,518	154,099	102,578	36,952	102,226
Management Services fees (Note 4)	19,890	4,069	20,546	13,677	4,927	13,630
Professional fees	8,631	8,772	8,915	8,978	8,780	8,986
Administration fees (Note 5)	39,583	41,818	26,146	23,967	23,961	23,963
Custodian fees (Note 6)	25,236	5,453	3,241	1,418	640	1,344
Printing and Shareholder reports	4,937	3,491	1,706	3,541	2,087	1,708
Listing, Data and related fees (Note 7)	25,778	7,428	7,491	6,879	3,034	6,689
Trustees fees (Note 8)	533	124	11	256	179	208
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,823	2,118	3,822	2,663	2,250	2,689
Total Gross Expenses before fees waived and/or reimbursed	277,588	103,791	225,977	163,957	82,810	161,443
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(88,076)	(64,938)	(30,208)	(33,600)	(35,904)	(31,310)
Total Net Expenses	189,512	38,853	195,769	130,357	46,906	130,133
Net Investment Income (Loss)	(111,867)	9,684	(141,218)	(100,588)	(36,787)	(113,671)
NET REALIZED GAIN (LOSS) ON:
Investments	(562,970)	22,495	2,017	1	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(542,429)	(487,599)	(3,944,013)	852,306	(861,211)	9,301,522
In-kind redemptions of investments	2,840,498	(3,056)	—	—	—	—
Net realized gain (loss)	1,735,099	(468,160)	(3,941,996)	852,307	(861,211)	9,301,522
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(2,759,112)	609,375	5,045	694	—	75
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(231,652)	3,818,544	5,665,238	1,970,812	(168,923)	2,454,265
Change in net unrealized appreciation/depreciation	(2,990,764)	4,427,919	5,670,283	1,971,506	(168,923)	2,454,340
Net realized and unrealized gain (loss)	(1,255,665)	3,959,759	1,728,287	2,823,813	(1,030,134)	11,755,862
Change in Net Assets Resulting from Operations	$(1,367,532)	$3,969,443	$1,587,069	$2,723,225	$(1,066,921)	$11,642,191

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: 223

	Ultra FTSE China 50	Ultra MSCI Japan	Ultra MSCI Mexico Capped IMI	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury	Ultra High Yield
	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016	Six Months Ended November 30, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$23,725
Interest	24,279	8,274	3,395	343,471	612,479	89
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	24,279	8,274	3,395	343,471	612,479	23,814
EXPENSES:
Advisory fees (Note 4)	112,041	44,175	13,359	193,187	230,027	5,465
Management Services fees (Note 4)	14,939	5,890	1,781	25,758	30,670	729
Professional fees	9,068	8,791	8,713	9,105	9,715	8,687
Administration fees (Note 5)	24,558	23,961	23,961	43,987	45,723	41,765
Custodian fees (Note 6)	1,232	519	157	4,984	6,921	63
Printing and Shareholder reports	2,786	1,185	403	7,702	2,940	260
Listing, Data and related fees (Note 7)	15,748	3,947	2,299	9,338	11,110	22,826
Trustees fees (Note 8)	426	159	46	743	588	18
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,714	2,217	1,980	3,663	3,870	1,907
Total Gross Expenses before fees waived and/or reimbursed	183,512	90,844	52,699	298,467	341,564	81,720
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(41,109)	(34,696)	(35,754)	(53,183)	(49,561)	(74,777)
Total Net Expenses	142,403	56,148	16,945	245,284	292,003	6,943
Net Investment Income (Loss)	(118,124)	(47,874)	(13,550)	98,187	320,476	16,871
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	(364,025)	(1,286,064)	—
Futures contracts	—	—	—	(41,037)	(186,592)	—
Non-exchange traded swap agreements	794,405	605,318	(1,140,767)	(2,655,378)	2,420,650	(3,721)
In-kind redemptions of investments	—	—	—	553,303	4,883,887	—
Net realized gain (loss)	794,405	605,318	(1,140,767)	(2,507,137)	5,831,881	(3,721)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	566	—	—	(1,746,815)	(7,412,050)	21,503
Futures contracts	—	—	—	(1,012)	(6,098)	—
Non-exchange traded swap agreements	3,260,374	919,989	281,117	478,830	(5,783,231)	100,033
Change in net unrealized appreciation/depreciation	3,260,940	919,989	281,117	(1,268,997)	(13,201,379)	121,536
Net realized and unrealized gain (loss)	4,055,345	1,525,307	(859,650)	(3,776,134)	(7,369,498)	117,815
Change in Net Assets Resulting from Operations	$3,937,221	$1,477,433	$(873,200)	$(3,677,947)	$(7,049,022)	$134,686

See accompanying notes to the financial statements.

224 :: FOR THE PERIODS ENDED NOVEMBER 30, 2016 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 225

	Short S&P500®				Short QQQ®		Short Dow30SM
	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016		Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(8,027,876)		$(15,196,057)		$(1,252,661)	$(2,544,217)	$(1,100,700)	$(2,761,283)
Net realized gain (loss)	(199,995,195)		(185,831,025)		(48,148,593)	(55,322,721)	(24,095,816)	(27,406,938)
Change in net unrealized appreciation/depreciation	47,204,190		(29,207,344)		22,564,219	10,287,856	(3,931,510)	6,680,682
Change in Net Assets Resulting from Operations	(160,818,881)		(230,234,426)		(26,837,035)	(47,579,082)	(29,128,026)	(23,487,539)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	695,230,070		3,131,972,478		180,065,705	602,008,089	74,456,620	408,293,223
Cost of shares redeemed	(1,542,493,752)		(1,428,313,441)		(307,824,485)	(272,370,171)	(84,901,768)	(291,939,303)
Change in net assets resulting from capital transactions	(847,263,682)		1,703,659,037		(127,758,780)	329,637,918	(10,445,148)	116,353,920
Change in net assets	(1,008,082,563)		1,473,424,611		(154,595,815)	282,058,836	(39,573,174)	92,866,381
NET ASSETS:
Beginning of period	$3,012,814,197		$1,539,389,586		$464,351,671	$182,292,835	$346,079,398	$253,213,017
End of period	$2,004,731,634		$3,012,814,197		$309,755,856	$464,351,671	$306,506,224	$346,079,398
Accumulated undistributed net investment income (loss) included in end of period net assets	$(28,228,008)		$(20,200,132)		$(4,500,704)	$(3,248,043)	$(4,706,534)	$(3,605,834)
SHARE TRANSACTIONS:
Beginning of period	75,562,500	(b)	36,762,500	(b)	8,962,500	3,312,500	16,000,000	11,200,000
Issued	17,975,000	(b)	72,525,000	(b)	3,550,000	10,650,000	3,550,000	17,400,000
Issued in-kind	—	(b)	—	(b)	—	—	—	—
Redeemed	(39,831,674	)(b)	(33,725,000	)(b)	(6,050,000)	(5,000,000)	(4,000,000)	(12,600,000)
Redemption in-kind	—	(b)	—	(b)	—	—	—	—
Shares outstanding, end of period	53,705,826	(b)	75,562,500	(b)	6,462,500	8,962,500	15,550,000	16,000,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective June 24, 2016.

See accompanying notes to the financial statements.

226 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short MidCap400		Short Russell2000		Short SmallCap600
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(91,568)	$(205,512)	$(1,435,176)	$(3,677,769)	$(38,613)	$(119,847)
Net realized gain (loss)	(1,521,662)	(6,655,119)	(66,744,466)	(6,084,727)	(195,747)	(1,339,987)
Change in net unrealized appreciation/depreciation	(1,030,497)	3,943,892	(3,882,256)	(11,532,884)	(1,554,305)	1,009,912
Change in Net Assets Resulting from Operations	(2,643,727)	(2,916,739)	(72,061,898)	(21,295,380)	(1,788,665)	(449,922)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	729,304	38,386,039	203,490,414	663,738,995	—	—
Cost of shares redeemed	(7,843,947)	(27,986,276)	(272,204,260)	(489,304,327)	—	(3,895,463)
Change in net assets resulting from capital transactions	(7,114,643)	10,399,763	(68,713,846)	174,434,668	—	(3,895,463)
Change in net assets	(9,758,370)	7,483,024	(140,775,744)	153,139,288	(1,788,665)	(4,345,385)
NET ASSETS:
Beginning of period	$30,181,797	$22,698,773	$552,873,736	$399,734,448	$11,716,734	$16,062,119
End of period	$20,423,427	$30,181,797	$412,097,992	$552,873,736	$9,928,069	$11,716,734
Accumulated undistributed net investment income (loss) included in end of period net assets	$(405,147)	$(313,579)	$(6,466,202)	$(5,031,026)	$(218,981)	$(180,368)
SHARE TRANSACTIONS:
Beginning of period	2,025,000	1,475,000	9,316,642	6,818,750	243,681	318,681
Issued	50,000	2,300,000	3,650,000	10,450,000	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(550,000)	(1,750,000)	(4,800,000)	(7,952,108)	—	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,525,000	2,025,000	8,166,642	9,316,642	243,681	243,681

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 227

	UltraShort S&P500®		UltraShort QQQ®		UltraShort Dow30SM
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(6,102,708)	$(11,984,267)	$(1,243,022)	$(3,003,690)	$(731,869)	$(1,924,094)
Net realized gain (loss)	(259,291,354)	(203,612,064)	(73,348,604)	(98,888,190)	(41,139,618)	(20,962,315)
Change in net unrealized appreciation/depreciation	42,105,293	(21,153,795)	17,992,107	36,097,171	691,660	(4,247,755)
Change in Net Assets Resulting from Operations	(223,288,769)	(236,750,126)	(56,599,519)	(65,794,709)	(41,179,827)	(27,134,164)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	874,223,354	2,808,911,929	182,248,558	491,779,354	91,671,200	196,767,568
Cost of shares redeemed	(976,449,123)	(1,780,768,054)	(160,393,666)	(373,870,909)	(27,584,332)	(179,616,668)
Change in net assets resulting from capital transactions	(102,225,769)	1,028,143,875	21,854,892	117,908,445	64,086,868	17,150,900
Change in net assets	(325,514,538)	791,393,749	(34,744,627)	52,113,736	22,907,041	(9,983,264)
NET ASSETS:
Beginning of period	$2,167,620,464	$1,376,226,715	$389,736,134	$337,622,398	$216,310,475	$226,293,739
End of period	$1,842,105,926	$2,167,620,464	$354,991,507	$389,736,134	$239,217,516	$216,310,475
Accumulated undistributed net investment income (loss) included in end of period net assets	$(22,251,184)	$(16,148,476)	$(5,389,967)	$(4,146,945)	$(3,352,771)	$(2,620,902)
SHARE TRANSACTIONS:
Beginning of period	120,134,271	67,784,271	13,487,763	10,037,763	11,773,767	11,073,767
Issued	50,750,000	136,450,000	6,900,000	14,650,000	5,450,000	9,300,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(54,000,000)	(84,100,000)	(5,950,000)	(11,200,000)	(1,500,000)	(8,600,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	116,884,271	120,134,271	14,437,763	13,487,763	15,723,767	11,773,767

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

228 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort MidCap400		UltraShort Russell2000		UltraShort SmallCap600
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(32,273)	$(69,661)	$(540,793)	$(1,591,654)	$(12,177)	$(38,212)
Net realized gain (loss)	(638,033)	(2,048,904)	(21,161,375)	(19,320,578)	(602,052)	(1,297,969)
Change in net unrealized appreciation/depreciation	(2,475,384)	1,556,336	(31,262,904)	21,336,721	(523,769)	834,956
Change in Net Assets Resulting from Operations	(3,145,690)	(562,229)	(52,965,072)	424,489	(1,137,998)	(501,225)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	14,157,840	6,050,273	108,023,717	349,193,760	—	—
Cost of shares redeemed	(1,582,178)	(4,269,615)	(115,916,192)	(325,797,523)	—	—
Change in net assets resulting from capital transactions	12,575,662	1,780,658	(7,892,475)	23,396,237	—	—
Change in net assets	9,429,972	1,218,429	(60,857,547)	23,820,726	(1,137,998)	(501,225)
NET ASSETS:
Beginning of period	$6,889,313	$5,670,884	$217,693,686	$193,872,960	$3,920,454	$4,421,679
End of period	$16,319,285	$6,889,313	$156,836,139	$217,693,686	$2,782,456	$3,920,454
Accumulated undistributed net investment income (loss) included in end of period net assets	$(130,999)	$(98,726)	$(2,755,974)	$(2,215,181)	$(67,701)	$(55,524)
SHARE TRANSACTIONS:
Beginning of period	204,498	154,498	6,159,437	5,459,437	123,326	123,326
Issued	450,000	150,000	3,650,000	8,800,000	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(50,000)	(100,000)	(3,600,000)	(8,100,000)	—	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	604,498	204,498	6,209,437	6,159,437	123,326	123,326

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 229

	UltraPro Short S&P500®		UltraPro Short QQQ®				UltraPro Short Dow30SM
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016		Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,469,266)	$(4,472,865)	$(1,880,084)		$(3,148,433)		$(711,162)		$(1,180,245)
Net realized gain (loss)	(137,488,185)	(105,300,126)	(151,489,935)		(110,955,420)		(46,121,591)		(38,963,417)
Change in net unrealized appreciation/depreciation	341,735	(17,663,333)	38,510,264		13,943,055		(11,088,364)		9,066,685
Change in Net Assets Resulting from Operations	(139,615,716)	(127,436,324)	(114,859,755)		(100,160,798)		(57,921,117)		(31,076,977)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		—		—		—
Net realized gains on investments	—	—	—		—		—		—
Tax return of capital	—	—	—		—		—		—
Total distributions	—	—	—		—		—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	595,922,595	1,734,080,279	512,292,020		1,167,435,328		169,626,016		254,427,964
Cost of shares redeemed	(504,861,809)	(1,303,368,385)	(356,130,577)		(865,769,488)		(63,895,064)		(177,376,353)
Change in net assets resulting from capital transactions	91,060,786	430,711,894	156,161,443		301,665,840		105,730,952		77,051,611
Change in net assets	(48,554,930)	303,275,570	41,301,688		201,505,042		47,809,835		45,974,634
NET ASSETS:
Beginning of period	$820,483,492	$517,207,922	$546,806,633		$345,301,591		$188,718,894		$142,744,260
End of period	$771,928,562	$820,483,492	$588,108,321		$546,806,633		$236,528,729		$188,718,894
Accumulated undistributed net investment income (loss) included in end of period net assets	$(8,556,248)	$(6,086,982)	$(5,973,503)		$(4,093,419)		$(2,280,472)		$(1,569,310)
SHARE TRANSACTIONS:
Beginning of period	30,505,827	15,505,827	7,799,757	(e)	3,712,257	(e)	3,099,917	(e)	1,924,917	(e)
Issued	24,600,000	52,000,000	8,225,000	(e)	13,950,000	(e)	3,200,000	(e)	3,475,000	(e)
Issued in-kind	—	—	—	(e)	—	(e)	—	(e)	—	(e)
Redeemed	(19,650,000)	(37,000,000)	(5,212,500	)(e)	(9,862,500	)(e)	(1,100,000	)(e)	(2,300,000	)(e)
Redemption in-kind	—	—	—	(e)	—	(e)	—	(e)	—	(e)
Shares outstanding, end of period	35,455,827	30,505,827	10,812,257	(e)	7,799,757	(e)	5,199,917	(e)	3,099,917	(e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 12, 2017.

See accompanying notes to the financial statements.

230 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Short MidCap400		UltraPro Short Russell2000				Short Basic Materials
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016		Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(13,534)	$(41,471)	$(290,089)		$(587,105)		$(23,838)	$(50,559)
Net realized gain (loss)	(1,346,271)	(3,128,908)	(38,635,303)		4,057,695		(2,958,172)	(31,480)
Change in net unrealized appreciation/depreciation	78,414	2,478,488	(6,329,380)		(7,730,420)		2,072,120	(2,671,304)
Change in Net Assets Resulting from Operations	(1,281,391)	(691,891)	(45,254,772)		(4,259,830)		(909,890)	(2,753,343)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		—		—	—
Net realized gains on investments	—	—	—		—		—	—
Tax return of capital	—	—	—		—		—	—
Total distributions	—	—	—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,125,857	9,837,532	97,625,577		331,913,839		—	21,764,515
Cost of shares redeemed	(1,109,008)	(9,943,660)	(36,724,582)		(318,687,118)		(10,571,457)	(6,536,223)
Change in net assets resulting from capital transactions	16,849	(106,128)	60,900,995		13,226,721		(10,571,457)	15,228,292
Change in net assets	(1,264,542)	(798,019)	15,646,223		8,966,891		(11,481,347)	12,474,949
NET ASSETS:
Beginning of period	$4,299,463	$5,097,482	$85,452,696		$76,485,805		$13,701,738	$1,226,789
End of period	$3,034,921	$4,299,463	$101,098,919		$85,452,696		$2,220,391	$13,701,738
Accumulated undistributed net investment income (loss) included in end of period net assets	$(78,059)	$(64,525)	$(1,158,948)		$(868,859)		$(78,932)	$(55,094)
SHARE TRANSACTIONS:
Beginning of period	168,686	168,686	876,165	(e)	738,665	(e)	550,000	50,000
Issued	50,000	300,000	1,287,500	(e)	2,837,500	(e)	—	750,000
Issued in-kind	—	—	—	(e)	—	(e)	—	—
Redeemed	(50,000)	(300,000)	(412,500	)(e)	(2,700,000	)(e)	(450,000)	(250,000)
Redemption in-kind	—	—	—	(e)	—	(e)	—	—
Shares outstanding, end of period	168,686	168,686	1,751,165	(e)	876,165	(e)	100,000	550,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 12, 2017.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 231

	Short Financials		Short Oil & Gas		Short Real Estate
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(138,813)	$(220,954)	$(23,438)	$(84,704)	$(74,064)	$(308,791)
Net realized gain (loss)	(110,231)	(4,946,121)	1,360,449	(415,290)	(5,310,335)	(774,277)
Change in net unrealized appreciation/depreciation	(4,310,702)	605,455	(2,138,506)	542,673	4,654,222	(5,119,714)
Change in Net Assets Resulting from Operations	(4,559,746)	(4,561,620)	(801,495)	42,679	(730,177)	(6,202,782)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	6,504,643	31,795,545	—	22,747,816	6,862,666	67,044,745
Cost of shares redeemed	(13,384,425)	(3,394,581)	(1,281,015)	(19,906,410)	(15,846,009)	(87,095,818)
Change in net assets resulting from capital transactions	(6,879,782)	28,400,964	(1,281,015)	2,841,406	(8,983,343)	(20,051,073)
Change in net assets	(11,439,528)	23,839,344	(2,082,510)	2,884,085	(9,713,520)	(26,253,855)
NET ASSETS:
Beginning of period	$41,941,162	$18,101,818	$7,367,005	$4,482,920	$28,850,703	$55,104,558
End of period	$30,501,634	$41,941,162	$5,284,495	$7,367,005	$19,137,183	$28,850,703
Accumulated undistributed net investment income (loss) included in end of period net assets	$(453,646)	$(314,833)	$(123,812)	$(100,374)	$(548,800)	$(474,736)
SHARE TRANSACTIONS:
Beginning of period	2,550,000	1,050,000	275,000	175,000	1,600,000	2,700,000
Issued	400,000	1,700,000	—	750,000	400,000	3,150,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(850,000)	(200,000)	(50,000)	(650,000)	(950,000)	(4,250,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	2,100,000	2,550,000	225,000	275,000	1,050,000	1,600,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

232 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short S&P Regional Banking		UltraShort Basic Materials		UltraShort Nasdaq Biotechnology
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(7,508)	$(12,551)	$(44,902)	$(153,940)	$(220,463)	$(1,000,020)
Net realized gain (loss)	(530,571)	—	(7,200,706)	634,645	(1,622,783)	(1,139,222)
Change in net unrealized appreciation/depreciation	(17,444)	(305,083)	4,574,857	(3,000,837)	1,605,923	48,781,883
Change in Net Assets Resulting from Operations	(555,523)	(317,634)	(2,670,751)	(2,520,132)	(237,323)	46,642,641
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	1,372,849	1,277,554	24,160,475	58,066,654	143,295,137
Cost of shares redeemed	—	—	(4,899,865)	(19,066,378)	(58,394,371)	(234,320,283)
Change in net assets resulting from capital transactions	—	1,372,849	(3,622,311)	5,094,097	(327,717)	(91,025,146)
Change in net assets	(555,523)	1,055,215	(6,293,062)	2,573,965	(565,040)	(44,382,505)
NET ASSETS:
Beginning of period	$2,312,874	$1,257,659	$14,589,306	$12,015,341	$68,082,289	$112,464,794
End of period	$1,757,351	$2,312,874	$8,296,244	$14,589,306	$67,517,249	$68,082,289
Accumulated undistributed net investment income (loss) included in end of period net assets	$(25,244)	$(17,736)	$(246,677)	$(201,775)	$(1,534,597)	$(1,314,134)
SHARE TRANSACTIONS:
Beginning of period	100,000	50,000	540,969	440,969	1,884,998	3,784,998
Issued	—	50,000	50,000	650,000	1,750,000	4,300,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	(200,000)	(550,000)	(1,600,000)	(6,200,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	100,000	100,000	390,969	540,969	2,034,998	1,884,998

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 233

	UltraShort Consumer Goods		UltraShort Consumer Services		UltraShort Financials
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(10,085)	$(18,736)	$(8,309)	$(26,426)	$(176,190)	$(466,158)
Net realized gain (loss)	(3,244)	(811,063)	(39,322)	(3,256,975)	(634,303)	(11,871,063)
Change in net unrealized appreciation/depreciation	211,556	382,002	(230,372)	2,887,997	(12,939,143)	2,790,355
Change in Net Assets Resulting from Operations	198,227	(447,797)	(278,003)	(395,404)	(13,749,636)	(9,546,866)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,693,519	4,779,782	—	3,644,427	11,632,604	22,006,347
Cost of shares redeemed	(2,856,303)	(6,166,079)	—	(4,763,423)	(7,878,224)	(13,537,831)
Change in net assets resulting from capital transactions	1,837,216	(1,386,297)	—	(1,118,996)	3,754,380	8,468,516
Change in net assets	2,035,443	(1,834,094)	(278,003)	(1,514,400)	(9,995,256)	(1,078,350)
NET ASSETS:
Beginning of period	$2,210,623	$4,044,717	$2,512,213	$4,026,613	$55,370,602	$56,448,952
End of period	$4,246,066	$2,210,623	$2,234,210	$2,512,213	$45,375,346	$55,370,602
Accumulated undistributed net investment income (loss) included in end of period net assets	$(38,618)	$(28,533)	$(50,760)	$(42,451)	$(855,510)	$(679,320)
SHARE TRANSACTIONS:
Beginning of period	112,457	162,457	62,317	87,468	1,294,832	1,169,832
Issued	250,000	200,000	—	75,000	275,000	400,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(150,000)	(250,000)	—	(100,151)	(200,000)	(275,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	212,457	112,457	62,317	62,317	1,369,832	1,294,832

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

234 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Gold Miners				UltraShort Health Care		UltraShort Industrials
	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016		Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(15,297)		$(15,135)		$(11,335)	$(27,115)	$(14,283)	$(43,750)
Net realized gain (loss)	1,559,294		126,704		(87,664)	(2,396,277)	(439,956)	(2,734,948)
Change in net unrealized appreciation/depreciation	205,769		(657,656)		489,586	1,940,802	(467,869)	1,659,135
Change in Net Assets Resulting from Operations	1,749,766		(546,087)		390,587	(482,590)	(922,108)	(1,119,563)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,973,058		6,783,688		3,221,244	6,833,081	761,252	5,383,763
Cost of shares redeemed	(6,095,914)		(5,282,333)		(3,584,975)	(5,234,995)	(820,635)	(4,063,526)
Change in net assets resulting from capital transactions	(1,122,856)		1,501,355		(363,731)	1,598,086	(59,383)	1,320,237
Change in net assets	626,910		955,268		26,856	1,115,496	(981,491)	200,674
NET ASSETS:
Beginning of period	$3,053,775		$2,098,507		$2,844,663	$1,729,167	$4,615,439	$4,414,765
End of period	$3,680,685		$3,053,775		$2,871,519	$2,844,663	$3,633,948	$4,615,439
Accumulated undistributed net investment income (loss) included in end of period net assets	$(22,755)		$(7,458)		$(48,430)	$(37,095)	$(74,336)	$(60,053)
SHARE TRANSACTIONS:
Beginning of period	112,500	(c)	25,000	(c)	60,905	35,934	135,842	110,842
Issued	350,000	(c)	125,000	(c)	75,000	124,999	25,000	125,000
Issued in-kind	—	(c)	—	(c)	—	—	—	—
Redeemed	(300,064	)(c)	(37,500	)(c)	(75,000)	(100,028)	(25,000)	(100,000)
Redemption in-kind	—	(c)	—	(c)	—	—	—	—
Shares outstanding, end of period	162,436	(c)	112,500	(c)	60,905	60,905	135,842	135,842

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective July 25, 2016.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 235

	UltraShort Oil & Gas		UltraShort Oil & Gas Exploration & Production		UltraShort Real Estate
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	June 22, 2015* through May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(145,106)	$(376,791)	$(4,230)	$(20,253)	$(114,532)	$(273,365)
Net realized gain (loss)	(19,291,205)	13,805,303	(131,963)	822,389	(8,978,500)	(7,023,435)
Change in net unrealized appreciation/depreciation	8,622,567	(15,418,333)	(640,988)	(325,851)	9,328,887	(1,554,385)
Change in Net Assets Resulting from Operations	(10,813,744)	(1,989,821)	(777,181)	476,285	235,855	(8,851,185)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	29,865,338	80,539,731	895,928	9,404,587	19,147,124	53,150,874
Cost of shares redeemed	(38,542,089)	(67,591,883)	—	(8,962,966)	(18,848,668)	(38,645,030)
Change in net assets resulting from capital transactions	(8,676,751)	12,947,848	895,928	441,621	298,456	14,505,844
Change in net assets	(19,490,495)	10,958,027	118,747	917,906	534,311	5,654,659
NET ASSETS:
Beginning of period	$55,135,307	$44,177,280	$917,906	$—	$38,299,366	$32,644,707
End of period	$35,644,812	$55,135,307	$1,036,653	$917,906	$38,833,677	$38,299,366
Accumulated undistributed net investment income (loss) included in end of period net assets	$(718,161)	$(573,055)	$(24,483)	$(20,253)	$(501,226)	$(386,694)
SHARE TRANSACTIONS:
Beginning of period	1,067,108	867,108	50,001	—	995,837	647,877
Issued	650,000	1,250,000	50,000	300,001	500,000	1,150,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(800,000)	(1,050,000)	—	(250,000)	(500,000)	(802,040)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	917,108	1,067,108	100,001	50,001	995,837	995,837

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

236 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Semiconductors		UltraShort Technology		UltraShort Utilities
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(20,455)	$(31,248)	$(15,968)	$(57,294)	$(29,820)	$(43,725)
Net realized gain (loss)	(440,017)	(2,443,409)	16,465	(4,525,118)	(59,590)	(817,765)
Change in net unrealized appreciation/depreciation	(2,269,944)	2,457,435	(1,077,217)	3,468,896	733,922	(530,137)
Change in Net Assets Resulting from Operations	(2,730,416)	(17,222)	(1,076,720)	(1,113,516)	644,512	(1,391,627)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	15,063,490	2,162,925	991,437	5,572,150	8,357,786	3,104,234
Cost of shares redeemed	(1,934,827)	(2,420,968)	—	(7,497,351)	—	(6,011,262)
Change in net assets resulting from capital transactions	13,128,663	(258,043)	991,437	(1,925,201)	8,357,786	(2,907,028)
Change in net assets	10,398,247	(275,265)	(85,283)	(3,038,717)	9,002,298	(4,298,655)
NET ASSETS:
Beginning of period	$2,791,745	$3,067,010	$4,352,481	$7,391,198	$3,956,394	$8,255,049
End of period	$13,189,992	$2,791,745	$4,267,198	$4,352,481	$12,958,692	$3,956,394
Accumulated undistributed net investment income (loss) included in end of period net assets	$(67,201)	$(46,746)	$(99,288)	$(83,320)	$(98,299)	$(68,479)
SHARE TRANSACTIONS:
Beginning of period	75,984	75,984	103,079	153,079	112,490	162,490
Issued	575,000	50,000	25,000	100,000	250,000	75,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(75,000)	(50,000)	—	(150,000)	—	(125,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	575,984	75,984	128,079	103,079	362,490	112,490

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 237

	UltraPro Short Nasdaq Biotechnology		UltraPro Short Financial Select Sector				Short MSCI EAFE
	Six Months Ended November 30, 2016 (Unaudited)	June 22, 2015* through May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016		Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(32,044)	$(66,842)	$(8,240)		$(34,692)		$(297,447)	$(580,829)
Net realized gain (loss)	(973,316)	3,196,941	438,572		(2,151,138)		(2,193,834)	1,299,455
Change in net unrealized appreciation/depreciation	2,434,302	(216,826)	(1,460,108)		2,307,895		316,839	(5,617,118)
Change in Net Assets Resulting from Operations	1,428,942	2,913,273	(1,029,776)		122,065		(2,174,442)	(4,898,492)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		—		—	—
Net realized gains on investments	—	—	—		—		—	—
Tax return of capital	—	—	—		—		—	—
Total distributions	—	—	—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	11,699,730	28,370,569	—		4,154,948		41,246,427	232,619,904
Cost of shares redeemed	(10,715,904)	(25,935,198)	—		(5,901,237)		(55,002,612)	(159,169,807)
Change in net assets resulting from capital transactions	983,826	2,435,371	—		(1,746,289)		(13,756,185)	73,450,097
Change in net assets	2,412,768	5,348,644	(1,029,776)		(1,624,224)		(15,930,627)	68,551,605
NET ASSETS:
Beginning of period	$5,348,644	$—	$2,299,594		$3,923,818		$100,436,718	$31,885,113
End of period	$7,761,412	$5,348,644	$1,269,818		$2,299,594		$84,506,091	$100,436,718
Accumulated undistributed net investment income (loss) included in end of period net assets	$(98,886)	$(66,842)	$(57,639)		$(49,399)		$(1,235,098)	$(937,651)
SHARE TRANSACTIONS:
Beginning of period	200,001	—	68,747	(f)	93,747	(f)	3,025,000	1,025,000
Issued	500,000	1,050,001	—	(f)	100,000	(f)	1,250,000	6,850,000
Issued in-kind	—	—	—	(f)	—	(f)	—	—
Redeemed	(350,000)	(850,000)	—	(f)	(125,000	)(f)	(1,700,000)	(4,850,000)
Redemption in-kind	—	—	—	(f)	—	(f)	—	—
Shares outstanding, end of period	350,001	200,001	68,747	(f)	68,747	(f)	2,575,000	3,025,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(f)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 12, 2017.

See accompanying notes to the financial statements.

238 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short MSCI Emerging Markets		Short FTSE China 50		UltraShort MSCI EAFE
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(774,606)	$(3,224,767)	$(39,234)	$(97,809)	$(27,362)	$(53,454)
Net realized gain (loss)	(62,698,639)	37,653,396	(3,068,598)	2,323,539	125,008	(733,813)
Change in net unrealized appreciation/depreciation	34,153,899	(6,311,304)	1,367,716	(521,355)	(395,222)	516,280
Change in Net Assets Resulting from Operations	(29,319,346)	28,117,325	(1,740,116)	1,704,375	(297,576)	(270,987)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	103,728,613	660,614,628	—	18,021,569	—	14,544,495
Cost of shares redeemed	(140,929,025)	(646,762,598)	(1,330,768)	(9,972,147)	—	(9,977,742)
Change in net assets resulting from capital transactions	(37,200,412)	13,852,030	(1,330,768)	8,049,422	—	4,566,753
Change in net assets	(66,519,758)	41,969,355	(3,070,884)	9,753,797	(297,576)	4,295,766
NET ASSETS:
Beginning of period	$301,269,215	$259,299,860	$13,248,172	$3,494,375	$7,439,359	$3,143,593
End of period	$234,749,457	$301,269,215	$10,177,288	$13,248,172	$7,141,783	$7,439,359
Accumulated undistributed net investment income (loss) included in end of period net assets	$(4,970,941)	$(4,196,335)	$(150,361)	$(111,127)	$(99,751)	$(72,389)
SHARE TRANSACTIONS:
Beginning of period	10,850,000	10,500,000	450,000	150,000	187,428	87,428
Issued	4,100,000	22,850,000	—	650,000	—	350,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(5,550,000)	(22,500,000)	(50,000)	(350,000)	—	(250,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	9,400,000	10,850,000	400,000	450,000	187,428	187,428

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 239

	UltraShort MSCI Emerging Markets		UltraShort FTSE Europe		UltraShort MSCI Brazil Capped
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(128,301)	$(543,024)	$(182,378)	$(372,599)	$(113,353)	$(270,998)
Net realized gain (loss)	(4,129,677)	6,199,736	1,797,082	(8,475,721)	(28,362,951)	8,748,426
Change in net unrealized appreciation/depreciation	(7,073,744)	(5,676,581)	(2,150,897)	7,647,467	(2,959,649)	(6,029,083)
Change in Net Assets Resulting from Operations	(11,331,722)	(19,869)	(536,193)	(1,200,853)	(31,435,953)	2,448,345
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	50,168,465	125,210,036	31,657,001	73,271,311	31,292,644	80,876,458
Cost of shares redeemed	(51,583,366)	(104,254,433)	(20,332,336)	(55,911,345)	(19,614,788)	(52,179,137)
Change in net assets resulting from capital transactions	(1,414,901)	20,955,603	11,324,665	17,359,966	11,677,856	28,697,321
Change in net assets	(12,746,623)	20,935,734	10,788,472	16,159,113	(19,758,097)	31,145,666
NET ASSETS:
Beginning of period	$57,449,924	$36,514,190	$42,337,316	$26,178,203	$61,031,002	$29,885,336
End of period	$44,703,301	$57,449,924	$53,125,788	$42,337,316	$41,272,905	$61,031,002
Accumulated undistributed net investment income (loss) included in end of period net assets	$(809,742)	$(681,441)	$(669,149)	$(486,771)	$(477,187)	$(363,834)
SHARE TRANSACTIONS:
Beginning of period	2,769,744	2,119,744	762,119	512,119	1,524,902	649,902
Issued	2,900,000	5,400,000	550,000	1,200,000	1,500,000	1,675,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,950,000)	(4,750,000)	(375,000)	(950,000)	(850,000)	(800,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	2,719,744	2,769,744	937,119	762,119	2,174,902	1,524,902

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

240 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort FTSE China 50		UltraShort MSCI Japan		UltraShort MSCI Mexico Capped IMI
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(180,427)	$(558,604)	$(50,578)	$(130,688)	$(4,226)	$(10,798)
Net realized gain (loss)	(13,817,609)	(8,938,483)	634,101	(4,228,083)	(202,108)	516,493
Change in net unrealized appreciation/depreciation	(3,117,042)	30,444,878	(2,657,709)	3,064,791	304,893	(381,059)
Change in Net Assets Resulting from Operations	(17,115,078)	20,947,791	(2,074,186)	(1,293,980)	98,559	124,636
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,569,820	60,815,130	1,043,908	22,087,829	—	—
Cost of shares redeemed	(1,666,271)	(65,937,161)	(4,759,354)	(12,118,392)	—	—
Change in net assets resulting from capital transactions	1,903,549	(5,122,031)	(3,715,446)	9,969,437	—	—
Change in net assets	(15,211,529)	15,825,760	(5,789,632)	8,675,457	98,559	124,636
NET ASSETS:
Beginning of period	$62,680,598	$46,854,838	$18,055,330	$9,379,873	$1,310,528	$1,185,892
End of period	$47,469,069	$62,680,598	$12,265,698	$18,055,330	$1,409,087	$1,310,528
Accumulated undistributed net investment income (loss) included in end of period net assets	$(910,616)	$(730,189)	$(219,771)	$(169,193)	$(19,431)	$(15,205)
SHARE TRANSACTIONS:
Beginning of period	1,510,525	1,660,525	374,913	199,913	49,986	49,986
Issued	100,000	1,350,000	25,000	425,000	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(50,000)	(1,500,000)	(100,000)	(250,000)	—	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,560,525	1,510,525	299,913	374,913	49,986	49,986

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 241

	Short 7-10 Year Treasury		Short 20+ Year Treasury		Short High Yield
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(99,936)	$(284,861)	$(2,149,868)	$(6,731,825)	$(670,008)	$(1,278,814)
Net realized gain (loss)	(1,991,823)	(845,870)	(88,678,097)	(71,210,794)	1,470	7,964,103
Change in net unrealized appreciation/depreciation	2,886,536	(813,697)	135,527,134	(7,794,655)	(13,355,135)	(16,129,872)
Change in Net Assets Resulting from Operations	794,777	(1,944,428)	44,699,169	(85,737,274)	(14,023,673)	(9,444,583)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,762,000	2,953,539	254,827,751	212,558,866	412,542,389	248,269,689
Cost of shares redeemed	(2,048,183)	(11,612,335)	(193,287,827)	(543,014,852)	(406,578,244)	(98,348,705)
Change in net assets resulting from capital transactions	713,817	(8,658,796)	61,539,924	(330,455,986)	5,964,145	149,920,984
Change in net assets	1,508,594	(10,603,224)	106,239,093	(416,193,260)	(8,059,528)	140,476,401
NET ASSETS:
Beginning of period	$28,835,986	$39,439,210	$634,958,116	$1,051,151,376	$195,523,388	$55,046,987
End of period	$30,344,580	$28,835,986	$741,197,209	$634,958,116	$187,463,860	$195,523,388
Accumulated undistributed net investment income (loss) included in end of period net assets	$(567,305)	$(467,369)	$(12,298,099)	$(10,148,231)	$(2,163,563)	$(1,493,555)
SHARE TRANSACTIONS:
Beginning of period	1,025,000	1,325,000	28,200,000	41,800,000	7,300,000	2,050,000
Issued	100,000	100,000	11,800,000	8,650,000	16,200,000	8,750,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(75,000)	(400,000)	(8,800,000)	(22,250,000)	(16,050,000)	(3,500,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,050,000	1,025,000	31,200,000	28,200,000	7,450,000	7,300,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

242 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort 3-7 Year Treasury		UltraShort 7-10 Year Treasury		UltraShort 20+ Year Treasury
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(9,147)	$(23,111)	$(452,777)	$(1,573,756)	$(5,814,696)	$(21,197,196)
Net realized gain (loss)	(202,379)	(127,358)	(21,845,760)	(13,338,384)	(609,102,615)	(295,836,325)
Change in net unrealized appreciation/depreciation	268,692	(35,305)	29,503,712	(5,129,405)	865,332,464	(252,947,619)
Change in Net Assets Resulting from Operations	57,166	(185,774)	7,205,175	(20,041,545)	250,415,153	(569,981,140)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	9,104,887	5,318,116	373,619,628	799,213,217
Cost of shares redeemed	—	—	(24,029,484)	(80,390,278)	(526,697,864)	(1,129,291,223)
Change in net assets resulting from capital transactions	—	—	(14,924,597)	(75,072,162)	(153,078,236)	(330,078,006)
Change in net assets	57,166	(185,774)	(7,719,422)	(95,113,707)	97,336,917	(900,059,146)
NET ASSETS:
Beginning of period	$2,677,522	$2,863,296	$155,849,881	$250,963,588	$2,116,936,726	$3,016,995,872
End of period	$2,734,688	$2,677,522	$148,130,459	$155,849,881	$2,214,273,643	$2,116,936,726
Accumulated undistributed net investment income (loss) included in end of period net assets	$(46,233)	$(37,086)	$(2,918,669)	$(2,465,892)	$(37,231,526)	$(31,416,830)
SHARE TRANSACTIONS:
Beginning of period	100,000	100,000	7,350,000	10,600,000	58,206,929	65,706,929
Issued	—	—	450,000	250,000	11,650,000	18,900,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	(1,200,000)	(3,500,000)	(14,800,000)	(26,400,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	100,000	100,000	6,600,000	7,350,000	55,056,929	58,206,929

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 243

	UltraShort TIPS		UltraPro Short 20+ Year Treasury		Ultra S&P500®
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(4,532)	$(39,156)	$(253,351)	$(819,136)	$5,059,122	$16,295,927
Net realized gain (loss)	—	292,528	(11,025,082)	(12,491,804)	108,911,209	84,473,570
Change in net unrealized appreciation/depreciation	(15,512)	46,456	25,835,610	(22,619,676)	50,401,462	(114,002,816)
Change in Net Assets Resulting from Operations	(20,044)	299,828	14,557,177	(35,930,616)	164,371,793	(13,233,319)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	(3,208,062)	(11,835,408)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	(3,208,062)	(11,835,408)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	14,309,837	22,793,969	626,246,507	817,584,347
Cost of shares redeemed	—	(9,713,648)	(8,091,049)	(17,144,306)	(677,884,081)	(1,216,823,701)
Change in net assets resulting from capital transactions	—	(9,713,648)	6,218,788	5,649,663	(51,637,574)	(399,239,354)
Change in net assets	(20,044)	(9,413,820)	20,775,965	(30,280,953)	109,526,157	(424,308,081)
NET ASSETS:
Beginning of period	$1,289,702	$10,703,522	$74,873,937	$105,154,890	$1,499,470,455	$1,923,778,536
End of period	$1,269,658	$1,289,702	$95,649,902	$74,873,937	$1,608,996,612	$1,499,470,455
Accumulated undistributed net investment income (loss) included in end of period net assets	$(84,397)	$(79,865)	$(1,433,652)	$(1,180,301)	$4,021,412	$2,170,352
SHARE TRANSACTIONS:
Beginning of period	50,000	400,000	2,674,917	2,574,917	22,600,000	28,550,000
Issued	—	—	600,000	600,000	7,700,000	8,450,000
Issued in-kind	—	—	—	—	1,350,000	5,400,000
Redeemed	—	(350,000)	(300,000)	(500,000)	—	(850,000)
Redemption in-kind	—	—	—	—	(9,700,000)	(18,950,000)
Shares outstanding, end of period	50,000	50,000	2,974,917	2,674,917	21,950,000	22,600,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

244 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra QQQ®		Ultra Dow30SM		Ultra MidCap400
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$289,498	$1,720,041	$1,422,624	$3,246,158	$400,719	$579,825
Net realized gain (loss)	75,680,768	68,080,389	13,457,218	34,497,361	9,176,884	(52,183,441)
Change in net unrealized appreciation/depreciation	29,046,575	(97,509,452)	20,814,165	(46,783,671)	11,195,409	45,886,720
Change in Net Assets Resulting from Operations	105,016,841	(27,709,022)	35,694,007	(9,040,152)	20,773,012	(5,716,896)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(464,129)	(1,701,089)	(1,373,851)	(3,378,914)	(295,385)	(356,569)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(464,129)	(1,701,089)	(1,373,851)	(3,378,914)	(295,385)	(356,569)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	161,888,620	385,909,033	68,170,079	163,245,494	25,010,747	91,354,772
Cost of shares redeemed	(263,757,974)	(510,445,184)	(93,726,432)	(223,266,892)	(59,974,464)	(85,510,446)
Change in net assets resulting from capital transactions	(101,869,354)	(124,536,151)	(25,556,353)	(60,021,398)	(34,963,717)	5,844,326
Change in net assets	2,683,358	(153,946,262)	8,763,803	(72,440,464)	(14,486,090)	(229,139)
NET ASSETS:
Beginning of period	$874,129,921	$1,028,076,183	$245,631,148	$318,071,612	$143,635,243	$143,864,382
End of period	$876,813,279	$874,129,921	$254,394,951	$245,631,148	$129,149,153	$143,635,243
Accumulated undistributed net investment income (loss) included in end of period net assets	$613,702	$788,333	$643,746	$594,973	$135,850	$30,516
SHARE TRANSACTIONS:
Beginning of period	11,650,000	13,350,000	3,650,000	4,600,000	1,875,000	1,775,000
Issued	550,000	2,000,000	300,000	750,000	300,000	350,000
Issued in-kind	1,500,000	3,300,000	650,000	1,850,000	—	850,000
Redeemed	—	(1,000,000)	(350,000)	(1,300,000)	(100,000)	(100,000)
Redemption in-kind	(3,300,000)	(6,000,000)	(1,000,000)	(2,250,000)	(650,000)	(1,000,000)
Shares outstanding, end of period	10,400,000	11,650,000	3,250,000	3,650,000	1,425,000	1,875,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 245

	Ultra Russell2000		Ultra SmallCap600		UltraPro S&P500®
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$343,145	$459,682	$4,571	$25,052	$(159,228)	$5,057,257
Net realized gain (loss)	14,854,678	(54,046,579)	742,940	4,412,249	(15,068,601)	88,912,684
Change in net unrealized appreciation/depreciation	32,411,441	7,899,327	5,083,743	(5,475,659)	128,306,406	(73,025,152)
Change in Net Assets Resulting from Operations	47,609,264	(45,687,570)	5,831,254	(1,038,358)	113,078,577	20,944,789
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(216,331)	(476,749)	—	(17,828)	(974,770)	(2,540,085)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(216,331)	(476,749)	—	(17,828)	(974,770)	(2,540,085)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	134,199,197	99,005,076	13,731,177	13,977,223	364,321,589	1,456,212,783
Cost of shares redeemed	(147,095,439)	(93,795,467)	(15,564,804)	(15,163,270)	(452,612,995)	(1,585,697,961)
Change in net assets resulting from capital transactions	(12,896,242)	5,209,609	(1,833,627)	(1,186,047)	(88,291,406)	(129,485,178)
Change in net assets	34,496,691	(40,954,710)	3,997,627	(2,242,233)	23,812,401	(111,080,474)
NET ASSETS:
Beginning of period	$166,404,408	$207,359,118	$18,756,337	$20,998,570	$689,507,676	$800,588,150
End of period	$200,901,099	$166,404,408	$22,753,964	$18,756,337	$713,320,077	$689,507,676
Accumulated undistributed net investment income (loss) included in end of period net assets	$1,119,257	$992,443	$45,196	$40,625	$594,550	$1,728,548
SHARE TRANSACTIONS:
Beginning of period	2,050,000	2,150,000	325,000	350,000	10,300,000	11,300,000
Issued	400,000	450,000	225,000	250,000	3,600,000	17,850,000
Issued in-kind	1,050,000	650,000	—	—	1,650,000	6,800,000
Redeemed	(950,000)	(950,000)	—	—	(1,750,000)	(2,650,000)
Redemption in-kind	(650,000)	(250,000)	(250,000)	(275,000)	(4,550,000)	(23,000,000)
Shares outstanding, end of period	1,900,000	2,050,000	300,000	325,000	9,250,000	10,300,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

246 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro QQQ®				UltraPro Dow30SM		UltraPro MidCap400
	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016		Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,035,209)		$(892,161)		$73,652	$1,714,766	$(1,250)	$48,645
Net realized gain (loss)	279,356,759		102,786,459		8,086,249	26,462,065	(153,899)	(2,920,323)
Change in net unrealized appreciation/depreciation	(50,433,112)		(44,930,938)		23,431,829	(11,618,678)	6,943,877	(6,816,634)
Change in Net Assets Resulting from Operations	226,888,438		56,963,360		31,591,730	16,558,153	6,788,728	(9,688,312)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		(184,195)	(725,021)	—	(18,759)
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		—		(184,195)	(725,021)	—	(18,759)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	774,810,580		2,284,234,337		80,117,831	343,348,888	—	4,380,071
Cost of shares redeemed	(1,094,583,533)		(2,223,917,002)		(118,854,068)	(328,332,887)	(4,878,274)	(16,434,935)
Change in net assets resulting from capital transactions	(319,772,953)		60,317,335		(38,736,237)	15,016,001	(4,878,274)	(12,054,864)
Change in net assets	(92,884,515)		117,280,695		(7,328,702)	30,849,133	1,910,454	(21,761,935)
NET ASSETS:
Beginning of period	$1,152,488,556		$1,035,207,861		$140,323,341	$109,474,208	$27,641,232	$49,403,167
End of period	$1,059,604,041		$1,152,488,556		$132,994,639	$140,323,341	$29,551,686	$27,641,232
Accumulated undistributed net investment income (loss) included in end of period net assets	$(2,965,041)		$(929,832)		$476,900	$587,443	$21,615	$22,865
SHARE TRANSACTIONS:
Beginning of period	22,000,000	(g)	18,000,000	(g)	2,050,000	1,500,000	475,000	750,000
Issued	8,600,000	(g)	11,400,000	(g)	850,000	1,350,000	—	50,000
Issued in-kind	5,700,000	(g)	34,600,000	(g)	250,000	4,300,000	—	25,000
Redeemed	(1,700,000	)(g)	(1,200,000	)(g)	(50,000)	(50,000)	—	—
Redemption in-kind	(17,400,000	)(g)	(40,800,000	)(g)	(1,550,000)	(5,050,000)	(75,000)	(350,000)
Shares outstanding, end of period	17,200,000	(g)	22,000,000	(g)	1,550,000	2,050,000	400,000	475,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(g)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 12, 2017.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 247

	UltraPro Russell2000		Ultra Basic Materials		Ultra Nasdaq Biotechnology
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(82,420)	$(162,957)	$194,675	$477,984	$(1,334,185)	$(4,681,651)
Net realized gain (loss)	32,395,657	(2,015,662)	(2,305,003)	(1,344,590)	41,300,511	(16,511,083)
Change in net unrealized appreciation/depreciation	6,065,779	(19,031,099)	11,598,436	(14,675,084)	(66,805,470)	(434,773,590)
Change in Net Assets Resulting from Operations	38,379,016	(21,209,718)	9,488,108	(15,541,690)	(26,839,144)	(455,966,324)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(164,205)	(202,178)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	(164,205)	(202,178)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	131,424,232	99,914,155	—	15,328,938	103,877,321	336,272,863
Cost of shares redeemed	(143,294,501)	(92,211,022)	(6,775,439)	(22,574,868)	(140,655,727)	(375,815,173)
Change in net assets resulting from capital transactions	(11,870,269)	7,703,133	(6,775,439)	(7,245,930)	(36,778,406)	(39,542,310)
Change in net assets	26,508,747	(13,506,585)	2,548,464	(22,989,798)	(63,617,550)	(495,508,634)
NET ASSETS:
Beginning of period	$93,820,289	$107,326,874	$53,423,271	$76,413,069	$483,733,916	$979,242,550
End of period	$120,329,036	$93,820,289	$55,971,735	$53,423,271	$420,116,366	$483,733,916
Accumulated undistributed net investment income (loss) included in end of period net assets	$114,171	$196,591	$254,357	$223,887	$(8,486,768)	$(7,152,583)
SHARE TRANSACTIONS:
Beginning of period	1,250,000	1,050,000	1,275,000	1,475,000	10,450,000	11,050,000
Issued	150,000	850,000	—	100,000	700,000	400,000
Issued in-kind	1,250,000	400,000	—	300,000	1,800,000	4,550,000
Redeemed	—	(450,000)	—	(300,000)	(150,000)	—
Redemption in-kind	(1,550,000)	(600,000)	(150,000)	(300,000)	(2,950,000)	(5,550,000)
Shares outstanding, end of period	1,100,000	1,250,000	1,125,000	1,275,000	9,850,000	10,450,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

248 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Consumer Goods				Ultra Consumer Services				Ultra Financials
	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016		Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016		Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$84,365		$200,856		$18,767		$43,409		$3,315,415	$6,315,934
Net realized gain (loss)	1,027,593		3,045,368		327,518		6,908,222		39,139,632	119,688,034
Change in net unrealized appreciation/depreciation	(1,241,999)		(2,672,533)		1,474,012		(8,786,499)		95,682,295	(171,927,739)
Change in Net Assets Resulting from Operations	(130,041)		573,691		1,820,297		(1,834,868)		138,137,342	(45,923,771)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(46,451)		(132,896)		(8,699)		(39,971)		(2,162,224)	(6,339,424)
Net realized gains on investments	—		—		—		—		—	—
Tax return of capital	—		—		—		—		—	—
Total distributions	(46,451)		(132,896)		(8,699)		(39,971)		(2,162,224)	(6,339,424)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,920,423		45,619,761		8,394,192		29,887,771		3,565,526	6,963,967
Cost of shares redeemed	(10,765,607)		(49,201,461)		(11,079,364)		(41,501,225)		(75,836,454)	(87,202,512)
Change in net assets resulting from capital transactions	(7,845,184)		(3,581,700)		(2,685,172)		(11,613,454)		(72,270,928)	(80,238,545)
Change in net assets	(8,021,676)		(3,140,905)		(873,574)		(13,488,293)		63,704,190	(132,501,740)
NET ASSETS:
Beginning of period	$16,826,988		$19,967,893		$23,819,373		$37,307,666		$691,189,991	$823,691,731
End of period	$8,805,312		$16,826,988		$22,945,799		$23,819,373		$754,894,181	$691,189,991
Accumulated undistributed net investment income (loss) included in end of period net assets	$67,142		$29,228		$27,479		$17,411		$2,561,271	$1,408,080
SHARE TRANSACTIONS:
Beginning of period	450,000	(d)	600,000	(d)	450,000	(g)	700,000	(g)	9,769,250	11,019,250
Issued	50,000	(d)	900,000	(d)	150,000	(g)	500,000	(g)	50,000	50,000
Issued in-kind	25,000	(d)	375,000	(d)	—	(g)	50,000	(g)	—	50,000
Redeemed	(125,000	)(d)	(150,000	)(d)	—	(g)	—	(g)	(100,000)	(150,000)
Redemption in-kind	(150,000	)(d)	(1,275,000	)(d)	(200,000	)(g)	(800,000	)(g)	(950,000)	(1,200,000)
Shares outstanding, end of period	250,000	(d)	450,000	(d)	400,000	(g)	450,000	(g)	8,769,250	9,769,250

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective July 25, 2016.

(g)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 12, 2017.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 249

	Ultra Gold Miners		Ultra Junior Miners		Ultra Health Care
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(66,881)	$(20,080)	$(42,178)	$(15,006)	$25,664	$170,989
Net realized gain (loss)	1,158,286	364,868	84,371	2,632,715	17,830,794	(1,102,183)
Change in net unrealized appreciation/depreciation	(7,292,912)	1,819,427	(2,650,584)	(692,413)	(19,588,795)	(39,852,223)
Change in Net Assets Resulting from Operations	(6,201,507)	2,164,215	(2,608,391)	1,925,296	(1,732,337)	(40,783,417)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	(36,264)	(1,402,756)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	(36,264)	(1,402,756)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	13,136,809	3,630,568	16,302,096	5,530,454	106,010,995	11,209,688
Cost of shares redeemed	(3,214,209)	(674)	(11,243,379)	(6,692,855)	(124,445,221)	(113,019,260)
Change in net assets resulting from capital transactions	9,922,600	3,629,894	5,058,717	(1,162,401)	(18,434,226)	(101,809,572)
Change in net assets	3,721,093	5,794,109	2,450,326	762,895	(20,202,827)	(143,995,745)
NET ASSETS:
Beginning of period	$7,440,414	$1,646,305	$3,404,634	$2,641,739	$87,072,951	$231,068,696
End of period	$11,161,507	$7,440,414	$5,854,960	$3,404,634	$66,870,124	$87,072,951
Accumulated undistributed net investment income (loss) included in end of period net assets	$(95,228)	$(28,347)	$(67,785)	$(25,607)	$(1,083,261)	$(1,072,661)
SHARE TRANSACTIONS:
Beginning of period	149,969	33,334	49,987	50,000	1,375,000	3,100,000
Issued	200,000	50,000	150,000	66,668	1,600,000	—
Issued in-kind	—	66,667	—	66,667	25,000	150,000
Redeemed	—	(32)	—	(83,348)	(50,000)	—
Redemption in-kind	(50,000)	—	(100,000)	(50,000)	(1,825,000)	(1,875,000)
Shares outstanding, end of period	299,969	149,969	99,987	49,987	1,125,000	1,375,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

250 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Industrials				Ultra Oil & Gas		Ultra Oil & Gas Exploration & Production
	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016		Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	June 22, 2015* through May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$53,835		$124,573		$734,745	$2,527,668	$551	$1,516
Net realized gain (loss)	1,779,067		2,761,282		14,052,825	(47,021,532)	(398,134)	(965,356)
Change in net unrealized appreciation/depreciation	1,866,458		(5,169,980)		14,038,933	10,952,904	830,398	(545,894)
Change in Net Assets Resulting from Operations	3,699,360		(2,284,125)		28,826,503	(33,540,960)	432,815	(1,509,734)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(12,125)		(93,044)		(906,617)	(1,734,525)	—	(1,137)
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	(540)	(551)
Total distributions	(12,125)		(93,044)		(906,617)	(1,734,525)	(540)	(1,688)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	13,674,475		31,500,986		49,607,552	113,906,917	—	2,874,381
Cost of shares redeemed	(16,034,263)		(46,760,531)		(56,068,166)	(95,255,189)	—	(185)
Change in net assets resulting from capital transactions	(2,359,788)		(15,259,545)		(6,460,614)	18,651,728	—	2,874,196
Change in net assets	1,327,447		(17,636,714)		21,459,272	(16,623,757)	432,275	1,362,774
NET ASSETS:
Beginning of period	$17,952,218		$35,588,932		$148,604,628	$165,228,385	$1,362,774	$—
End of period	$19,279,665		$17,952,218		$170,063,900	$148,604,628	$1,795,049	$1,362,774
Accumulated undistributed net investment income (loss) included in end of period net assets	$87,375		$45,665		$848,669	$1,020,541	$930	$379
SHARE TRANSACTIONS:
Beginning of period	450,000	(d)	900,000	(d)	4,175,000	3,175,000	49,995	—
Issued	325,000	(d)	375,000	(d)	550,000	700,000	—	33,333
Issued in-kind	—	(d)	450,000	(d)	800,000	3,050,000	—	16,667
Redeemed	—	(d)	(150,000	)(d)	(50,000)	(250,000)	—	(5)
Redemption in-kind	(375,000	)(d)	(1,125,000	)(d)	(1,450,000)	(2,500,000)	—	—
Shares outstanding, end of period	400,000	(d)	450,000	(d)	4,025,000	4,175,000	49,995	49,995

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective July 25, 2016.
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 251

	Ultra Real Estate		Ultra S&P Regional Banking				Ultra Semiconductors
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016		Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$831,745	$3,316,703	$22,717		$77,604		$105,055		$182,632
Net realized gain (loss)	44,163,851	19,706,582	696,803		(1,700,746)		5,606,027		1,958,308
Change in net unrealized appreciation/depreciation	(54,502,547)	5,238,231	1,993,055		(13,811)		4,475,900		(8,598,968)
Change in Net Assets Resulting from Operations	(9,506,951)	28,261,516	2,712,575		(1,636,953)		10,186,982		(6,458,028)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(363,685)	(2,589,610)	(30,039)		(78,159)		(32,672)		(120,566)
Net realized gains on investments	—	—	—		—		—		—
Tax return of capital	—	—	—		—		—		—
Total distributions	(363,685)	(2,589,610)	(30,039)		(78,159)		(32,672)		(120,566)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	171,532,602	120,470,974	—		7,744,502		—		18,243,888
Cost of shares redeemed	(186,713,407)	(195,012,083)	(2,493,048)		(8,929,312)		(5,164,035)		(26,228,221)
Change in net assets resulting from capital transactions	(15,180,805)	(74,541,109)	(2,493,048)		(1,184,810)		(5,164,035)		(7,984,333)
Change in net assets	(25,051,441)	(48,869,203)	189,488		(2,899,922)		4,990,275		(14,562,927)
NET ASSETS:
Beginning of period	$203,142,563	$252,011,766	$6,954,695		$9,854,617		$24,150,495		$38,713,422
End of period	$178,091,122	$203,142,563	$7,144,183		$6,954,695		$29,140,770		$24,150,495
Accumulated undistributed net investment income (loss) included in end of period net assets	$3,409,606	$2,941,546	$7,173		$14,495		$172,094		$99,711
SHARE TRANSACTIONS:
Beginning of period	1,779,372	2,479,372	150,000	(g)	200,000	(g)	550,000	(g)	750,000	(g)
Issued	1,200,000	550,000	—	(g)	100,000	(g)	—	(g)	50,000	(g)
Issued in-kind	150,000	650,000	—	(g)	50,000	(g)	—	(g)	400,000	(g)
Redeemed	—	—	—	(g)	—	(g)	—	(g)	—	(g)
Redemption in-kind	(1,450,000)	(1,900,000)	(50,000	)(g)	(200,000	)(g)	(100,000	)(g)	(650,000	)(g)
Shares outstanding, end of period	1,679,372	1,779,372	100,000	(g)	150,000	(g)	450,000	(g)	550,000	(g)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(g)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 12, 2017.

See accompanying notes to the financial statements.

252 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Technology		Ultra Telecommunications				Ultra Utilities
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016		Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(5,098)	$313,003	$32,968		$39,254		$127,844		$366,682
Net realized gain (loss)	9,947,885	19,294,209	578,111		326,950		(286,934)		2,569,597
Change in net unrealized appreciation/depreciation	13,239,128	(37,668,781)	(709,788)		(192,031)		(737,011)		(506,319)
Change in Net Assets Resulting from Operations	23,181,915	(18,061,569)	(98,709)		174,173		(896,101)		2,429,960
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(73,738)	(255,866)	(21,568)		(42,517)		(126,271)		(425,621)
Net realized gains on investments	—	—	—		—		—		—
Tax return of capital	—	—	—		(15,109)		—		—
Total distributions	(73,738)	(255,866)	(21,568)		(57,626)		(126,271)		(425,621)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	84,057,903	26,047,000	15,543,513		—		2,887,058		5,032,656
Cost of shares redeemed	(93,492,854)	(71,975,035)	(15,382,708)		(2,060,638)		(6,066,052)		(22,416,742)
Change in net assets resulting from capital transactions	(9,434,951)	(45,928,035)	160,805		(2,060,638)		(3,178,994)		(17,384,086)
Change in net assets	13,673,226	(64,245,470)	40,528		(1,944,091)		(4,201,366)		(15,379,747)
NET ASSETS:
Beginning of period	$102,485,077	$166,730,547	$5,009,634		$6,953,725		$17,700,840		$33,080,587
End of period	$116,158,303	$102,485,077	$5,050,162		$5,009,634		$13,499,474		$17,700,840
Accumulated undistributed net investment income (loss) included in end of period net assets	$102,468	$181,304	$89,327		$77,927		$76,002		$74,429
SHARE TRANSACTIONS:
Beginning of period	1,300,000	2,000,000	100,000	(g)	150,000	(g)	450,000	(d)	1,050,000	(d)
Issued	800,000	—	300,000	(g)	—	(g)	50,000	(d)	—	(d)
Issued in-kind	275,000	325,000	—	(g)	—	(g)	25,000	(d)	150,000	(d)
Redeemed	—	—	—	(g)	(50,000	)(g)	—	(d)	(75,000	)(d)
Redemption in-kind	(1,150,000)	(1,025,000)	(300,000	)(g)	—	(g)	(150,000	)(d)	(675,000	)(d)
Shares outstanding, end of period	1,225,000	1,300,000	100,000	(g)	100,000	(g)	375,000	(d)	450,000	(d)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective July 25, 2016.

(g)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 12, 2017.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 253

	UltraPro Nasdaq Biotechnology		UltraPro Financial Select Sector				Ultra MSCI EAFE
	Six Months Ended November 30, 2016 (Unaudited)	June 22, 2015* through May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016		Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(111,867)	$(207,789)	$9,684		$58,861		$(141,218)	$(207,106)
Net realized gain (loss)	1,735,099	(26,000,532)	(468,160)		(838,034)		(3,941,996)	(5,498,176)
Change in net unrealized appreciation/depreciation	(2,990,764)	(12,571,277)	4,427,919		(1,390,115)		5,670,283	(2,084,154)
Change in Net Assets Resulting from Operations	(1,367,532)	(38,779,598)	3,969,443		(2,169,288)		1,587,069	(7,789,436)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		(36,213)		—	—
Net realized gains on investments	—	—	—		—		—	—
Tax return of capital	—	—	—		—		—	—
Total distributions	—	—	—		(36,213)		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	26,878,477	96,769,184	—		13,229,676		8,000,293	150,421,320
Cost of shares redeemed	(31,432,145)	(14,663,433)	(1,798,438)		(14,828,777)		(92,321,891)	(66,422,419)
Change in net assets resulting from capital transactions	(4,553,668)	82,105,751	(1,798,438)		(1,599,101)		(84,321,598)	83,998,901
Change in net assets	(5,921,200)	43,326,153	2,171,005		(3,804,602)		(82,734,529)	76,209,465
NET ASSETS:
Beginning of period	$43,326,153	$—	$9,225,794		$13,030,396		$93,124,466	$16,915,001
End of period	$37,404,953	$43,326,153	$11,396,799		$9,225,794		$10,389,937	$93,124,466
Accumulated undistributed net investment income (loss) included in end of period net assets	$(319,621)	$(207,754)	$41,553		$31,869		$(398,858)	$(257,640)
SHARE TRANSACTIONS:
Beginning of period	1,549,915	—	250,004	(g)	300,004	(g)	1,075,000	150,000
Issued	500,000	560,000	—	(g)	300,000	(g)	100,000	1,675,000
Issued in-kind	700,000	1,330,000	—	(g)	—	(g)	—	—
Redeemed	—	(85)	—	(g)	(50,000	)(g)	(1,050,000)	(750,000)
Redemption in-kind	(1,150,000)	(340,000)	(50,000	)(g)	(300,000	)(g)	—	—
Shares outstanding, end of period	1,599,915	1,549,915	200,004	(g)	250,004	(g)	125,000	1,075,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(g)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 12, 2017.

See accompanying notes to the financial statements.

254 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra MSCI Emerging Markets		Ultra FTSE Europe		Ultra MSCI Brazil Capped
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(100,588)	$(171,405)	$(36,787)	$(221,131)	$(113,671)	$(51,997)
Net realized gain (loss)	852,307	(6,986,021)	(861,211)	(172,161)	9,301,522	(8,318,646)
Change in net unrealized appreciation/depreciation	1,971,506	(6,942,317)	(168,923)	(6,984,982)	2,454,340	2,729,816
Change in Net Assets Resulting from Operations	2,723,225	(14,099,743)	(1,066,921)	(7,378,274)	11,642,191	(5,640,827)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	8,187,606	14,841,682	757,847	1,664,071	9,375,614	14,292,941
Cost of shares redeemed	(12,645,669)	(21,467,026)	(1,960,076)	(26,191,924)	(11,627,102)	(1,594,678)
Change in net assets resulting from capital transactions	(4,458,063)	(6,625,344)	(1,202,229)	(24,527,853)	(2,251,488)	12,698,263
Change in net assets	(1,734,838)	(20,725,087)	(2,269,150)	(31,906,127)	9,390,703	7,057,436
NET ASSETS:
Beginning of period	$26,534,299	$47,259,386	$10,732,905	$42,639,032	$14,487,093	$7,429,657
End of period	$24,799,461	$26,534,299	$8,463,755	$10,732,905	$23,877,796	$14,487,093
Accumulated undistributed net investment income (loss) included in end of period net assets	$(411,921)	$(311,333)	$(375,765)	$(338,978)	$(195,897)	$(82,226)
SHARE TRANSACTIONS:
Beginning of period	575,000	650,000	275,000	850,000	416,557	116,649
Issued	150,000	300,000	25,000	50,000	200,000	350,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(250,000)	(375,000)	(50,000)	(625,000)	(200,000)	(50,092)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	475,000	575,000	250,000	275,000	416,557	416,557

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 255

	Ultra FTSE China 50		Ultra MSCI Japan		Ultra MSCI Mexico Capped IMI
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(118,124)	$(257,830)	$(47,874)	$(145,600)	$(13,550)	$(33,729)
Net realized gain (loss)	794,405	(4,426,435)	605,318	3,960,705	(1,140,767)	(776,507)
Change in net unrealized appreciation/depreciation	3,260,940	(31,255,959)	919,989	(8,451,513)	281,117	(582,092)
Change in Net Assets Resulting from Operations	3,937,221	(35,940,224)	1,477,433	(4,636,408)	(873,200)	(1,392,328)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	21,476,115	9,069,534	1,919,156	15,601,849	1,773,300	—
Cost of shares redeemed	(5,041,545)	(28,050,473)	(2,234,833)	(26,558,855)	—	—
Change in net assets resulting from capital transactions	16,434,570	(18,980,939)	(315,677)	(10,957,006)	1,773,300	—
Change in net assets	20,371,791	(54,921,163)	1,161,756	(15,593,414)	900,100	(1,392,328)
NET ASSETS:
Beginning of period	$19,105,295	$74,026,458	$10,013,445	$25,606,859	$3,471,471	$4,863,799
End of period	$39,477,086	$19,105,295	$11,175,201	$10,013,445	$4,371,571	$3,471,471
Accumulated undistributed net investment income (loss) included in end of period net assets	$(633,058)	$(514,934)	$(283,652)	$(235,778)	$(65,380)	$(51,830)
SHARE TRANSACTIONS:
Beginning of period	450,000	800,000	125,000	250,000	150,000	150,000
Issued	400,000	150,000	25,000	175,000	100,000	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(100,000)	(500,000)	(25,000)	(300,000)	—	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	750,000	450,000	125,000	125,000	250,000	150,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

256 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra 7-10 Year Treasury		Ultra 20+ Year Treasury		Ultra High Yield
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$98,187	$305,169	$320,476	$667,189	$16,871	$69,331
Net realized gain (loss)	(2,507,137)	(1,041,558)	5,831,881	6,294,457	(3,721)	(229,553)
Change in net unrealized appreciation/depreciation	(1,268,997)	2,936,078	(13,201,379)	(1,524,211)	121,536	(183,747)
Change in Net Assets Resulting from Operations	(3,677,947)	2,199,689	(7,049,022)	5,437,435	134,686	(343,969)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(122,492)	(288,440)	(205,630)	(753,180)	(17,180)	(76,991)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(122,492)	(288,440)	(205,630)	(753,180)	(17,180)	(76,991)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	54,274,265	162,117,303	101,554,718	12,136,352	1,469,814	—
Cost of shares redeemed	(86,359,064)	(159,753,080)	(101,257,278)	(25,018,225)	—	(1,224,209)
Change in net assets resulting from capital transactions	(32,084,799)	2,364,223	297,440	(12,881,873)	1,469,814	(1,224,209)
Change in net assets	(35,885,238)	4,275,472	(6,957,212)	(8,197,618)	1,587,320	(1,645,169)
NET ASSETS:
Beginning of period	$66,985,912	$62,710,440	$49,793,417	$57,991,035	$1,354,810	$2,999,979
End of period	$31,100,674	$66,985,912	$42,836,205	$49,793,417	$2,942,130	$1,354,810
Accumulated undistributed net investment income (loss) included in end of period net assets	$28,653	$52,958	$224,356	$109,510	$4,875	$5,184
SHARE TRANSACTIONS:
Beginning of period	1,100,000	1,100,000	575,000	750,000	25,000	50,000
Issued	850,000	2,800,000	325,000	125,000	—	—
Issued in-kind	—	—	750,000	25,000	25,000	—
Redeemed	(1,000,000)	(2,100,000)	(75,000)	(150,000)	—	(25,000)
Redemption in-kind	(400,000)	(700,000)	(1,000,000)	(175,000)	—	—
Shares outstanding, end of period	550,000	1,100,000	575,000	575,000	50,000	25,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 257

FINANCIAL HIGHLIGHTS

258 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short S&P500®
Six Months ended November 30, 2016 (Unaudited)	$39.87	$(0.12)	$(2.42)	$—	$(2.54)	$—	$—	$—	$—	$37.33	(6.38)%	(6.40)%
Year ended May 31, 2016(dd)	41.87	(0.31)	(1.69)	—	(2.00)	—	—	—	—	39.87	(4.78)	(4.78)
Year ended May 31, 2015(dd)	47.73	(0.38)	(5.48)	—	(5.86)	—	—	—	—	41.87	(12.28)	(12.32)
Year ended May 31, 2014(dd)	58.52	(0.46)	(10.33)	—	(10.79)	—	—	—	—	47.73	(18.43)	(18.45)
Year ended May 31, 2013(dd)	76.19	(0.54)	(17.13)	—	(17.67)	—	—	—	—	58.52	(23.19)	(23.20)
Year ended May 31, 2012(dd)	80.70	(0.69)	(3.84)	0.02	(4.51)	—	—	—	—	76.19	(5.60)	(5.57)
Short QQQ®
Six Months ended November 30, 2016 (Unaudited)	51.81	(0.16)	(3.72)	—	(3.88)	—	—	—	—	47.93	(7.49)	(7.51)
Year ended May 31, 2016	55.03	(0.43)	(2.79)	—	(3.22)	—	—	—	—	51.81	(5.86)	(5.78)
Year ended May 31, 2015(w)	68.90	(0.56)	(13.31)	—	(13.87)	—	—	—	—	55.03	(20.12)	(20.15)
Year ended May 31, 2014(w)	89.76	(0.72)	(20.14)	—	(20.86)	—	—	—	—	68.90	(23.24)	(23.19)
Year ended May 31, 2013(w)	110.94	(0.86)	(20.32)	—	(21.18)	—	—	—	—	89.76	(19.09)	(19.16)
Year ended May 31, 2012(w)	127.65	(1.12)	(15.63)	0.04	(16.71)	—	—	—	—	110.94	(13.09)	(13.06)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short S&P500®
Six Months ended November 30, 2016 (Unaudited)	0.89%	0.89%	(0.60)%	(0.60)%	$2,004,732	—%
Year ended May 31, 2016(dd)	0.89	0.89	(0.74)	(0.74)	3,012,814	—
Year ended May 31, 2015(dd)	0.90	0.90	(0.86)	(0.86)	1,539,390	—
Year ended May 31, 2014(dd)	0.89	0.89	(0.87)	(0.87)	1,655,817	—
Year ended May 31, 2013(dd)	0.90	0.90	(0.81)	(0.81)	1,821,550	—
Year ended May 31, 2012(dd)	0.89	0.89	(0.86)	(0.86)	1,914,239	—
Short QQQ®
Six Months ended November 30, 2016 (Unaudited)	1.02	0.95	(0.72)	(0.65)	309,756	—
Year ended May 31, 2016	1.03	0.95	(0.86)	(0.79)	464,352	—
Year ended May 31, 2015(w)	1.06	0.95	(1.02)	(0.92)	182,293	—
Year ended May 31, 2014(w)	1.05	0.95	(1.03)	(0.93)	222,194	—
Year ended May 31, 2013(w)	1.04	0.95	(0.95)	(0.86)	193,538	—
Year ended May 31, 2012(w)	1.04	0.95	(1.01)	(0.92)	249,613	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 259

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Dow30SM
Six Months ended November 30, 2016 (Unaudited)	$21.63	$(0.07)	$(1.85)	$—	$(1.92)	$—	$—	$—	$—	$19.71	(8.88)%	(8.92)%
Year ended May 31, 2016	22.61	(0.19)	(0.79)	—	(0.98)	—	—	—	—	21.63	(4.33)	(4.29)
Year ended May 31, 2015	25.42	(0.22)	(2.59)	—	(2.81)	—	—	—	—	22.61	(11.08)	(11.13)
Year ended May 31, 2014	29.31	(0.25)	(3.64)	—	(3.89)	—	—	—	—	25.42	(13.25)	(13.21)
Year ended May 31, 2013	37.49	(0.29)	(7.89)	—	(8.18)	—	—	—	—	29.31	(21.83)	(21.85)
Year ended May 31, 2012	40.05	(0.36)	(2.21)	0.01	(2.56)	—	—	—	—	37.49	(6.39)	(6.42)
Short MidCap400
Six Months ended November 30, 2016 (Unaudited)	14.90	(0.05)	(1.46)	—	(1.51)	—	—	—	—	13.39	(10.15)	(10.25)
Year ended May 31, 2016	15.39	(0.13)	(0.36)	—	(0.49)	—	—	—	—	14.90	(3.15)	(3.31)
Year ended May 31, 2015	17.70	(0.16)	(2.15)	—	(2.31)	—	—	—	—	15.39	(13.05)	(12.89)
Year ended May 31, 2014	21.46	(0.18)	(3.58)	—	(3.76)	—	—	—	—	17.70	(17.50)	(17.49)
Year ended May 31, 2013	28.74	(0.22)	(7.06)	—	(7.28)	—	—	—	—	21.46	(25.34)	(25.40)
Year ended May 31, 2012	29.60	(0.28)	(0.59)	0.01	(0.86)	—	—	—	—	28.74	(2.92)	(2.97)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Dow30SM
Six Months ended November 30, 2016 (Unaudited)	0.97%	0.95%	(0.68)%	(0.66)%	$306,506	—%
Year ended May 31, 2016	0.97	0.95	(0.85)	(0.82)	346,079	—
Year ended May 31, 2015	1.00	0.95	(0.95)	(0.91)	253,213	—
Year ended May 31, 2014	0.98	0.95	(0.95)	(0.92)	286,026	—
Year ended May 31, 2013	0.99	0.95	(0.90)	(0.86)	276,981	—
Year ended May 31, 2012	0.97	0.95	(0.94)	(0.91)	284,002	—
Short MidCap400
Six Months ended November 30, 2016 (Unaudited)	1.18	0.95	(0.92)	(0.69)	20,423	—
Year ended May 31, 2016	1.24	0.95	(1.09)	(0.80)	30,182	—
Year ended May 31, 2015	1.08	0.95	(1.06)	(0.93)	22,699	—
Year ended May 31, 2014	1.13	0.95	(1.11)	(0.94)	107,529	—
Year ended May 31, 2013	1.24	0.95	(1.16)	(0.86)	33,792	—
Year ended May 31, 2012	1.11	0.95	(1.08)	(0.92)	34,483	—

See accompanying notes to the financial statements.

260 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Russell2000
Six Months ended November 30, 2016 (Unaudited)	$59.34	$(0.18)	$(8.70)		$—	$(8.88)	$—	$—	$—	$—	$50.46	(14.97)%	(15.01)%
Year ended May 31, 2016	58.62	(0.50)	1.22	(i)	—	0.72	—	—	—	—	59.34	1.23	1.19
Year ended May 31, 2015(y)	67.69	(0.59)	(8.48)		—	(9.07)	—	—	—	—	58.62	(13.40)	(13.31)
Year ended May 31, 2014(y)	82.09	(0.66)	(13.74)		—	(14.40)	—	—	—	—	67.69	(17.54)	(17.58)
Year ended May 31, 2013(y)	112.36	(0.84)	(29.43)		—	(30.27)	—	—	—	—	82.09	(26.94)	(27.02)
Year ended May 31, 2012(y)	116.07	(1.10)	(2.64)		0.03	(3.71)	—	—	—	—	112.36	(3.20)	(3.10)
Short SmallCap600
Six Months ended November 30, 2016 (Unaudited)	48.08	(0.16)	(7.18)		—	(7.34)	—	—	—	—	40.74	(15.27)	(14.65)
Year ended May 31, 2016	50.40	(0.44)	(1.88)		—	(2.32)	—	—	—	—	48.08	(4.61)	(4.17)
Year ended May 31, 2015	57.57	(0.49)	(6.68)		—	(7.17)	—	—	—	—	50.40	(12.44)	(13.14)
Year ended May 31, 2014(u)	71.31	(0.61)	(13.13)		—	(13.74)	—	—	—	—	57.57	(19.27)	(18.83)
Year ended May 31, 2013(u)	96.62	(0.70)	(24.61)		—	(25.31)	—	—	—	—	71.31	(26.20)	(26.34)
Year ended May 31, 2012(u)	103.39	(0.98)	(5.81	)(i)	0.02	(6.77)	—	—	—	—	96.62	(6.55)	(7.04)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Russell2000
Six Months ended November 30, 2016 (Unaudited)	1.02%	0.95%	(0.71)%	(0.64)%	$412,098	—%
Year ended May 31, 2016	1.02	0.95	(0.88)	(0.81)	552,874	—
Year ended May 31, 2015(y)	1.02	0.95	(1.00)	(0.92)	399,734	—
Year ended May 31, 2014(y)	1.02	0.95	(0.99)	(0.92)	699,357	—
Year ended May 31, 2013(y)	1.03	0.95	(0.94)	(0.86)	377,110	—
Year ended May 31, 2012(y)	1.03	0.95	(1.00)	(0.92)	459,285	—
Short SmallCap600
Six Months ended November 30, 2016 (Unaudited)	1.57	0.95	(1.32)	(0.70)	9,928	—
Year ended May 31, 2016	1.53	0.95	(1.43)	(0.85)	11,717	—
Year ended May 31, 2015	1.63	0.95	(1.59)	(0.91)	16,062	—
Year ended May 31, 2014(u)	1.34	0.95	(1.33)	(0.94)	9,710	—
Year ended May 31, 2013(u)	1.16	0.95	(1.10)	(0.90)	147,067	—
Year ended May 31, 2012(u)	1.11	0.95	(1.09)	(0.92)	21,740	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 261

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort S&P500®
Six Months ended November 30, 2016 (Unaudited)	$18.04	$(0.05)	$(2.23)	$—	$(2.28)	$—	$—	$—	$—	$15.76	(12.66)%	(12.84)%
Year ended May 31, 2016	20.30	(0.15)	(2.11)	—	(2.26)	—	—	—	—	18.04	(11.13)	(10.94)
Year ended May 31, 2015	26.52	(0.20)	(6.02)	—	(6.22)	—	—	—	—	20.30	(23.44)	(23.58)
Year ended May 31, 2014	40.09	(0.28)	(13.29)	—	(13.57)	—	—	—	—	26.52	(33.84)	(33.69)
Year ended May 31, 2013(r)	68.40	(0.42)	(27.89)	—	(28.31)	—	—	—	—	40.09	(41.39)	(41.46)
Year ended May 31, 2012(r)	80.33	(0.67)	(11.27)	0.01	(11.93)	—	—	—	—	68.40	(14.85)	(14.84)
UltraShort QQQ®
Six Months ended November 30, 2016 (Unaudited)	28.90	(0.08)	(4.23)	—	(4.31)	—	—	—	—	24.59	(14.92)	(15.05)
Year ended May 31, 2016	33.64	(0.27)	(4.47)	—	(4.74)	—	—	—	—	28.90	(14.09)	(14.04)
Year ended May 31, 2015	53.18	(0.37)	(19.17)	—	(19.54)	—	—	—	—	33.64	(36.75)	(36.82)
Year ended May 31, 2014(u)	91.05	(0.63)	(37.24)	—	(37.87)	—	—	—	—	53.18	(41.59)	(41.51)
Year ended May 31, 2013(u)	141.16	(0.98)	(49.13)	—	(50.11)	—	—	—	—	91.05	(35.50)	(35.48)
Year ended May 31, 2012(u)	195.97	(1.55)	(53.30)	0.04	(54.81)	—	—	—	—	141.16	(27.97)	(28.04)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort S&P500®
Six Months ended November 30, 2016 (Unaudited)	0.89%	0.89%	(0.58)%	(0.58)%	$1,842,106	—%
Year ended May 31, 2016	0.90	0.90	(0.76)	(0.76)	2,167,620	—
Year ended May 31, 2015	0.91	0.91	(0.86)	(0.86)	1,376,227	—
Year ended May 31, 2014	0.89	0.89	(0.87)	(0.87)	1,625,831	—
Year ended May 31, 2013(r)	0.90	0.90	(0.82)	(0.82)	1,934,575	—
Year ended May 31, 2012(r)	0.89	0.89	(0.86)	(0.86)	1,940,400	—
UltraShort QQQ®
Six Months ended November 30, 2016 (Unaudited)	1.02	0.95	(0.71)	(0.64)	354,992	—
Year ended May 31, 2016	1.03	0.95	(0.91)	(0.83)	389,736	—
Year ended May 31, 2015	1.04	0.95	(1.00)	(0.90)	337,622	—
Year ended May 31, 2014(u)	1.02	0.95	(0.99)	(0.92)	379,610	—
Year ended May 31, 2013(u)	1.03	0.95	(0.94)	(0.86)	434,951	—
Year ended May 31, 2012(u)	1.02	0.95	(0.98)	(0.91)	557,852	—
See accompanying notes to the financial statements.

262 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Dow30SM
Six Months ended November 30, 2016 (Unaudited)	$18.37	$(0.05)	$(3.11)	$—	$(3.16)	$—	$—	$—	$—	$15.21	(17.19)%	(17.30)%
Year ended May 31, 2016	20.44	(0.17)	(1.90)	—	(2.07)	—	—	—	—	18.37	(10.10)	(10.08)
Year ended May 31, 2015	25.98	(0.21)	(5.33)	—	(5.54)	—	—	—	—	20.44	(21.33)	(21.29)
Year ended May 31, 2014	34.64	(0.28)	(8.38)	—	(8.66)	—	—	—	—	25.98	(25.01)	(25.05)
Year ended May 31, 2013	57.09	(0.38)	(22.07)	—	(22.45)	—	—	—	—	34.64	(39.32)	(39.28)
Year ended May 31, 2012(o)	67.52	(0.58)	(9.86)	0.01	(10.43)	—	—	—	—	57.09	(15.45)	(15.48)
UltraShort MidCap400
Six Months ended November 30, 2016 (Unaudited)	33.69	(0.11)	(6.58)	—	(6.69)	—	—	—	—	27.00	(19.87)	(20.12)
Year ended May 31, 2016	36.71	(0.33)	(2.69)	—	(3.02)	—	—	—	—	33.69	(8.22)	(8.20)
Year ended May 31, 2015	48.84	(0.40)	(11.73)	—	(12.13)	—	—	—	—	36.71	(24.85)	(24.83)
Year ended May 31, 2014(u)	72.42	(0.55)	(23.03)	—	(23.58)	—	—	—	—	48.84	(32.56)	(32.37)
Year ended May 31, 2013(u)	131.86	(0.88)	(58.56)	—	(59.44)	—	—	—	—	72.42	(45.08)	(45.23)
Year ended May 31, 2012(u)	150.54	(1.39)	(17.32)	0.03	(18.68)	—	—	—	—	131.86	(12.40)	(12.37)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Dow30SM
Six Months ended November 30, 2016 (Unaudited)	0.99%	0.95%	(0.67)%	(0.64)%	$239,218	—%
Year ended May 31, 2016	0.99	0.95	(0.87)	(0.83)	216,310	—
Year ended May 31, 2015	1.01	0.95	(0.97)	(0.90)	226,294	—
Year ended May 31, 2014	0.99	0.95	(0.96)	(0.93)	243,513	—
Year ended May 31, 2013	0.99	0.95	(0.89)	(0.85)	277,973	—
Year ended May 31, 2012(o)	0.97	0.95	(0.93)	(0.91)	291,073	—
UltraShort MidCap400
Six Months ended November 30, 2016 (Unaudited)	1.74	0.95	(1.49)	(0.70)	16,319	—
Year ended May 31, 2016	2.02	0.95	(1.90)	(0.83)	6,889	—
Year ended May 31, 2015	1.83	0.95	(1.80)	(0.92)	5,671	—
Year ended May 31, 2014(u)	1.56	0.95	(1.54)	(0.94)	11,209	—
Year ended May 31, 2013(u)	1.19	0.95	(1.10)	(0.86)	16,632	—
Year ended May 31, 2012(u)	1.09	0.95	(1.05)	(0.92)	35,227	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 263

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell2000
Six Months ended November 30, 2016 (Unaudited)	$35.34	$(0.10)	$(9.98)	$—	$(10.08)	$—	$—	$—	$—	$25.26	(28.54)%	(28.49)%
Year ended May 31, 2016	35.51	(0.32)	0.15	—	(0.17)	—	—	—	—	35.34	(0.48)	(0.62)
Year ended May 31, 2015	47.93	(0.38)	(12.04)	—	(12.42)	—	—	—	—	35.51	(25.91)	(25.74)
Year ended May 31, 2014(u)	71.75	(0.51)	(23.31)	—	(23.82)	—	—	—	—	47.93	(33.19)	(33.47)
Year ended May 31, 2013(u)	137.00	(0.84)	(64.41)	—	(65.25)	—	—	—	—	71.75	(47.63)	(47.54)
Year ended May 31, 2012(u)	161.63	(1.49)	(23.19)	0.05	(24.63)	—	—	—	—	137.00	(15.24)	(15.12)
UltraShort SmallCap600
Six Months ended November 30, 2016 (Unaudited)	31.79	(0.10)	(9.13)	—	(9.23)	—	—	—	—	22.56	(29.03)	(29.81)
Year ended May 31, 2016	35.85	(0.31)	(3.75)	—	(4.06)	—	—	—	—	31.79	(11.34)	(10.55)
Year ended May 31, 2015	47.35	(0.39)	(11.11)	—	(11.50)	—	—	—	—	35.85	(24.27)	(25.22)
Year ended May 31, 2014(u)	73.84	(0.51)	(25.98)	—	(26.49)	—	—	—	—	47.35	(35.88)	(35.34)
Year ended May 31, 2013(u)	138.09	(0.94)	(63.31)	—	(64.25)	—	—	—	—	73.84	(46.53)	(46.50)
Year ended May 31, 2012(u)	173.89	(1.57)	(34.28)	0.05	(35.80)	—	—	—	—	138.09	(20.59)	(20.89)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Russell2000
Six Months ended November 30, 2016 (Unaudited)	1.05%	0.95%	(0.72)%	(0.63)%	$156,836	—%
Year ended May 31, 2016	1.04	0.95	(0.91)	(0.82)	217,694	—
Year ended May 31, 2015	1.05	0.95	(1.01)	(0.91)	193,873	—
Year ended May 31, 2014(u)	1.04	0.95	(1.01)	(0.93)	276,053	—
Year ended May 31, 2013(u)	1.05	0.95	(0.95)	(0.85)	350,071	—
Year ended May 31, 2012(u)	1.03	0.95	(1.00)	(0.92)	324,228	—
UltraShort SmallCap600
Six Months ended November 30, 2016 (Unaudited)	3.08	0.95	(2.83)	(0.70)	2,782	—
Year ended May 31, 2016	2.89	0.95	(2.78)	(0.83)	3,920	—
Year ended May 31, 2015	2.44	0.95	(2.41)	(0.93)	4,422	—
Year ended May 31, 2014(u)	2.33	0.95	(2.32)	(0.94)	8,206	—
Year ended May 31, 2013(u)	1.64	0.95	(1.56)	(0.86)	7,267	—
Year ended May 31, 2012(u)	1.30	0.95	(1.27)	(0.92)	21,358	—

See accompanying notes to the financial statements.

264 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short S&P500®
Six Months ended November 30, 2016 (Unaudited)	$26.90	$(0.07)	$(5.06)	$—	$(5.13)	$—	$—	$—	$—	$21.77	(19.06)%	(19.42)%
Year ended May 31, 2016	33.36	(0.25)	(6.21)	—	(6.46)	—	—	—	—	26.90	(19.37)	(19.05)
Year ended May 31, 2015	50.65	(0.36)	(16.93)	—	(17.29)	—	—	—	—	33.36	(34.15)	(34.27)
Year ended May 31, 2014(u)	95.74	(0.62)	(44.47)	—	(45.09)	—	—	—	—	50.65	(47.09)	(46.80)
Year ended May 31, 2013(u)	217.81	(1.18)	(120.89)	—	(122.07)	—	—	—	—	95.74	(56.05)	(56.28)
Year ended May 31, 2012(p)(u)	299.22	(2.27)	(79.20)	0.06	(81.41)	—	—	—	—	217.81	(27.20)	(27.19)
UltraPro Short QQQ®
Six Months ended November 30, 2016 (Unaudited)(hh)	70.11	(0.19)	(15.53)	—	(15.72)	—	—	—	—	54.39	(22.42)	(22.71)
Year ended May 31, 2016(hh)	93.02	(0.68)	(22.23)	—	(22.91)	—	—	—	—	70.11	(24.63)	(24.37)
Year ended May 31, 2015(hh)	189.39	(1.17)	(95.20)	—	(96.37)	—	—	—	—	93.02	(50.89)	(50.98)
Year ended May 31, 2014(u)(hh)	433.92	(2.47)	(242.06)	—	(244.53)	—	—	—	—	189.39	(56.35)	(56.31)
Year ended May 31, 2013(u)(hh)	861.78	(5.04)	(422.82)	—	(427.86)	—	—	—	—	433.92	(49.65)	(49.58)
Year ended May 31, 2012(o)(u)(hh)	1,527.35	(9.63)	(656.26)	0.32	(665.57)	—	—	—	—	861.78	(43.58)	(43.59)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short S&P500®
Six Months ended November 30, 2016 (Unaudited)	0.90%	0.90%	(0.57)%	(0.57)%	$771,929	—%
Year ended May 31, 2016	0.91	0.91	(0.76)	(0.76)	820,483	—
Year ended May 31, 2015	0.93	0.93	(0.88)	(0.88)	517,208	—
Year ended May 31, 2014(u)	0.92	0.92	(0.89)	(0.89)	600,540	—
Year ended May 31, 2013(u)	0.93	0.93	(0.85)	(0.85)	582,305	—
Year ended May 31, 2012(p)(u)	0.93	0.93	(0.89)	(0.89)	467,180	—
UltraPro Short QQQ®
Six Months ended November 30, 2016 (Unaudited)(hh)	1.01	0.95	(0.68)	(0.62)	588,108	—
Year ended May 31, 2016(hh)	1.03	0.95	(0.89)	(0.82)	546,807	—
Year ended May 31, 2015(hh)	1.05	0.95	(1.02)	(0.91)	345,302	—
Year ended May 31, 2014(u)(hh)	1.06	0.95	(1.03)	(0.92)	359,802	—
Year ended May 31, 2013(u)(hh)	1.07	0.95	(0.98)	(0.85)	212,880	—
Year ended May 31, 2012(o)(u)(hh)	1.08	0.95	(1.03)	(0.90)	131,942	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 265

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short Dow30SM
Six Months ended November 30, 2016 (Unaudited)(hh)	$60.88	$(0.17)	$(15.22)	$—	$(15.39)	$—	$—	$—	$—	$45.49	(25.29)%	(25.46)%
Year ended May 31, 2016(hh)	74.16	(0.58)	(12.70)	—	(13.28)	—	—	—	—	60.88	(17.91)	(17.71)
Year ended May 31, 2015(hh)	108.13	(0.79)	(33.18)	—	(33.97)	—	—	—	—	74.16	(31.42)	(31.53)
Year ended May 31, 2014(hh)	168.40	(1.27)	(59.00)	—	(60.27)	—	—	—	—	108.13	(35.79)	(35.63)
Year ended May 31, 2013(r)(hh)	361.16	(2.03)	(190.73)	—	(192.76)	—	—	—	—	168.40	(53.37)	(53.48)
Year ended May 31, 2012(r)(hh)	492.74	(3.63)	(127.98)	0.03	(131.58)	—	—	—	—	361.16	(26.71)	(26.74)
UltraPro Short MidCap400
Six Months ended November 30, 2016 (Unaudited)	25.49	(0.08)	(7.42)	—	(7.50)	—	—	—	—	17.99	(29.41)	(29.42)
Year ended May 31, 2016	30.22	(0.27)	(4.46)	—	(4.73)	—	—	—	—	25.49	(15.66)	(15.56)
Year ended May 31, 2015	47.43	(0.36)	(16.85)	—	(17.21)	—	—	—	—	30.22	(36.29)	(36.47)
Year ended May 31, 2014(u)	88.02	(0.57)	(40.02)	—	(40.59)	—	—	—	—	47.43	(46.11)	(45.41)
Year ended May 31, 2013(u)	222.43	(1.29)	(133.12)	—	(134.41)	—	—	—	—	88.02	(60.43)	(60.93)
Year ended May 31, 2012(o)(u)	305.36	(2.60)	(80.43)	0.10	(82.93)	—	—	—	—	222.43	(27.16)	(26.99)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Dow30SM
Six Months ended November 30, 2016 (Unaudited)(hh)	0.98%	0.95%	(0.68)%	(0.65)%	$236,529	—%
Year ended May 31, 2016(hh)	1.01	0.95	(0.85)	(0.80)	188,719	—
Year ended May 31, 2015(hh)	1.04	0.95	(0.98)	(0.90)	142,744	—
Year ended May 31, 2014(hh)	1.03	0.95	(1.01)	(0.93)	124,339	—
Year ended May 31, 2013(r)(hh)	1.05	0.95	(0.96)	(0.86)	122,079	—
Year ended May 31, 2012(r)(hh)	1.06	0.95	(1.02)	(0.91)	71,102	—
UltraPro Short MidCap400
Six Months ended November 30, 2016 (Unaudited)	2.91	0.95	(2.66)	(0.71)	3,035	—
Year ended May 31, 2016	2.73	0.95	(2.60)	(0.82)	4,299	—
Year ended May 31, 2015	2.19	0.95	(2.17)	(0.93)	5,097	—
Year ended May 31, 2014(u)	2.27	0.95	(2.26)	(0.94)	8,001	—
Year ended May 31, 2013(u)	2.05	0.95	(1.96)	(0.86)	6,050	—
Year ended May 31, 2012(o)(u)	1.71	0.95	(1.68)	(0.92)	9,729	—

See accompanying notes to the financial statements.

266 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short Russell2000
Six Months ended November 30, 2016 (Unaudited)(hh)	$97.53	$(0.23)	$(39.57)	$—	$(39.80)	$—	$—	$—	$—	$57.73	(40.82)%	(40.99)%
Year ended May 31, 2016(hh)	103.55	(0.93)	(5.09)	—	(6.02)	—	—	—	—	97.53	(5.80)	(5.70)
Year ended May 31, 2015(hh)	167.81	(1.20)	(63.06)	—	(64.26)	—	—	—	—	103.55	(38.30)	(38.05)
Year ended May 31, 2014(u)(hh)	318.04	(1.91)	(148.32)	—	(150.23)	—	—	—	—	167.81	(47.23)	(47.37)
Year ended May 31, 2013(u)(hh)	868.90	(4.37)	(546.49)	—	(550.86)	—	—	—	—	318.04	(63.40)	(63.49)
Year ended May 31, 2012(p)(u)(hh)	1,306.19	(9.87)	(427.68)	0.26	(437.29)	—	—	—	—	868.90	(33.48)	(33.33)
Short Basic Materials
Six Months ended November 30, 2016 (Unaudited)	24.91	(0.09)	(2.62)	—	(2.71)	—	—	—	—	22.20	(10.87)	(8.62)
Year ended May 31, 2016	24.54	(0.20)	0.57 (i)	—	0.37	—	—	—	—	24.91	1.53	1.35
Year ended May 31, 2015	25.34	(0.23)	(0.57)	—	(0.80)	—	—	—	—	24.54	(3.19)	(3.96)
Year ended May 31, 2014	31.92	(0.28)	(6.30)	—	(6.58)	—	—	—	—	25.34	(20.59)	(18.84)
Year ended May 31, 2013	39.25	(0.30)	(7.03)	—	(7.33)	—	—	—	—	31.92	(18.69)	(19.98)
Year ended May 31, 2012	35.39	(0.35)	4.20 (i)	0.01	3.86	—	—	—	—	39.25	10.92	10.65

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Russell2000
Six Months ended November 30, 2016 (Unaudited)(hh)	1.07%	0.95%	(0.72)%	(0.59)%	$101,099	—%
Year ended May 31, 2016(hh)	1.12	0.95	(0.97)	(0.81)	85,453	—
Year ended May 31, 2015(hh)	1.12	0.95	(1.08)	(0.91)	76,486	—
Year ended May 31, 2014(u)(hh)	1.13	0.95	(1.11)	(0.93)	75,711	—
Year ended May 31, 2013(u)(hh)	1.14	0.95	(1.04)	(0.85)	74,936	—
Year ended May 31, 2012(p)(u)(hh)	1.11	0.95	(1.07)	(0.91)	71,681	—
Short Basic Materials
Six Months ended November 30, 2016 (Unaudited)	2.16	0.95	(1.92)	(0.71)	2,220	—
Year ended May 31, 2016	2.20	0.95	(1.99)	(0.74)	13,702	—
Year ended May 31, 2015	8.08	0.95	(8.03)	(0.90)	1,227	—
Year ended May 31, 2014	4.33	0.95	(4.32)	(0.94)	1,267	—
Year ended May 31, 2013	2.05	0.95	(1.97)	(0.86)	4,787	—
Year ended May 31, 2012	2.11	0.95	(2.07)	(0.91)	7,850	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 267

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Financials
Six Months ended November 30, 2016 (Unaudited)	$16.45	$(0.06)	$(1.87)	$—		$(1.93)	$—	$—	$—	$—	$14.52	(11.69)%	(11.51)%
Year ended May 31, 2016	17.24	(0.14)	(0.65)	—		(0.79)	—	—	—	—	16.45	(4.60)	(4.70)
Year ended May 31, 2015	19.95	(0.17)	(2.54)	—		(2.71)	—	—	—	—	17.24	(13.60)	(13.76)
Year ended May 31, 2014	23.46	(0.20)	(3.31)	—		(3.51)	—	—	—	—	19.95	(14.94)	(14.69)
Year ended May 31, 2013	33.94	(0.25)	(10.23)	—		(10.48)	—	—	—	—	23.46	(30.88)	(30.98)
Year ended May 31, 2012	35.63	(0.34)	(1.35)	—	(h)	(1.69)	—	—	—	—	33.94	(4.74)	(4.80)
Short Oil & Gas
Six Months ended November 30, 2016 (Unaudited)	26.79	(0.09)	(3.21)	—		(3.30)	—	—	—	—	23.49	(12.34)	(12.86)
Year ended May 31, 2016	25.62	(0.25)	1.42	—		1.17	—	—	—	—	26.79	4.58	5.24
Year ended May 31, 2015	22.63	(0.23)	3.22	—		2.99	—	—	—	—	25.62	13.19	12.12
Year ended May 31, 2014	28.04	(0.25)	(5.16)	—		(5.41)	—	—	—	—	22.63	(19.30)	(17.88)
Year ended May 31, 2013	37.19	(0.27)	(8.88)	—		(9.15)	—	—	—	—	28.04	(24.59)	(25.48)
Year ended May 31, 2012	34.91	(0.33)	2.61	—	(h)	2.28	—	—	—	—	37.19	6.52	5.85

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Financials
Six Months ended November 30, 2016 (Unaudited)	1.12%	0.95%	(0.87)%	(0.71)%	$30,502	—%
Year ended May 31, 2016	1.25	0.95	(1.10)	(0.80)	41,941	—
Year ended May 31, 2015	1.35	0.95	(1.31)	(0.91)	18,102	—
Year ended May 31, 2014	1.21	0.95	(1.18)	(0.92)	22,447	—
Year ended May 31, 2013	1.08	0.95	(0.99)	(0.86)	38,705	—
Year ended May 31, 2012	1.01	0.95	(0.99)	(0.92)	101,818	—
Short Oil & Gas
Six Months ended November 30, 2016 (Unaudited)	2.08	0.95	(1.86)	(0.73)	5,284	—
Year ended May 31, 2016	1.79	0.95	(1.68)	(0.84)	7,367	—
Year ended May 31, 2015	4.32	0.95	(4.30)	(0.93)	4,483	—
Year ended May 31, 2014	3.89	0.95	(3.88)	(0.94)	1,697	—
Year ended May 31, 2013	2.59	0.95	(2.50)	(0.86)	4,207	—
Year ended May 31, 2012	1.86	0.95	(1.82)	(0.92)	8,368	—

See accompanying notes to the financial statements.

268 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Real Estate
Six Months ended November 30, 2016 (Unaudited)	$18.03	$(0.06)	$0.26 (i)	$—		$0.20	$—	$—	$—	$—	$18.23	1.07%	0.89%
Year ended May 31, 2016	20.41	(0.17)	(2.21)	—		(2.38)	—	—	—	—	18.03	(11.65)	(11.62)
Year ended May 31, 2015	22.90	(0.19)	(2.30)	—		(2.49)	—	—	—	—	20.41	(10.88)	(10.64)
Year ended May 31, 2014	25.82	(0.24)	(2.68)	—		(2.92)	—	—	—	—	22.90	(11.28)	(11.58)
Year ended May 31, 2013	31.04	(0.24)	(4.98)	—		(5.22)	—	—	—	—	25.82	(16.84)	(16.87)
Year ended May 31, 2012	34.80	(0.32)	(3.44)	—	(h)	(3.76)	—	—	—	—	31.04	(10.78)	(11.00)
Short S&P Regional Banking
Six Months ended November 30, 2016 (Unaudited)	23.13	(0.08)	(5.48)	—		(5.56)	—	—	—	—	17.57	(24.02)	(23.35)
Year ended May 31, 2016	25.15	(0.20)	(1.82)	—		(2.02)	—	—	—	—	23.13	(8.05)	(8.48)
Year ended May 31, 2015	30.41	(0.26)	(5.00)	—		(5.26)	—	—	—	—	25.15	(17.28)	(16.22)
Year ended May 31, 2014	37.70	(0.29)	(7.00)	—		(7.29)	—	—	—	—	30.41	(19.33)	(18.02)
Year ended May 31, 2013	47.41	(0.37)	(9.34)	—		(9.71)	—	—	—	—	37.70	(20.50)	(22.89)
Year ended May 31, 2012	57.95	(0.54)	(10.05)	0.05		(10.54)	—	—	—	—	47.41	(18.18)	(17.37)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Real Estate
Six Months ended November 30, 2016 (Unaudited)	1.28%	0.95%	(1.01)%	(0.68)%	$19,137	—%
Year ended May 31, 2016	1.17	0.95	(1.06)	(0.84)	28,851	—
Year ended May 31, 2015	1.23	0.95	(1.21)	(0.93)	55,105	—
Year ended May 31, 2014	1.13	0.95	(1.12)	(0.93)	32,062	—
Year ended May 31, 2013	1.32	0.95	(1.23)	(0.86)	18,071	—
Year ended May 31, 2012	1.18	0.95	(1.14)	(0.92)	29,493	—
Short S&P Regional Banking
Six Months ended November 30, 2016 (Unaudited)	4.30	0.95	(4.02)	(0.67)	1,757	—
Year ended May 31, 2016	6.91	0.95	(6.77)	(0.80)	2,313	—
Year ended May 31, 2015	7.33	0.95	(7.33)	(0.94)	1,258	—
Year ended May 31, 2014	5.92	0.95	(5.92)	(0.94)	1,520	—
Year ended May 31, 2013	3.16	0.95	(3.06)	(0.85)	1,885	—
Year ended May 31, 2012	1.51	0.95	(1.48)	(0.93)	4,741	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 269

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Basic Materials
Six Months ended November 30, 2016 (Unaudited)	$26.97	$(0.09)	$(5.66)	$—	$(5.75)	$—	$—	$—	$—	$21.22	(21.32)%	(21.44)%
Year ended May 31, 2016	27.25	(0.29)	0.01 (i)	—	(0.28)	—	—	—	—	26.97	(1.02)	0.22
Year ended May 31, 2015	29.45	(0.26)	(1.94)	—	(2.20)	—	—	—	—	27.25	(7.49)	(8.56)
Year ended May 31, 2014	47.33	(0.37)	(17.51)	—	(17.88)	—	—	—	—	29.45	(37.77)	(37.83)
Year ended May 31, 2013(r)	73.60	(0.50)	(25.77)	—	(26.27)	—	—	—	—	47.33	(35.69)	(35.61)
Year ended May 31, 2012(r)	66.49	(0.67)	7.74	0.04	7.11	—	—	—	—	73.60	10.71	10.59
UltraShort Nasdaq Biotechnology
Six Months ended November 30, 2016 (Unaudited)	36.12	(0.11)	(2.83)	—	(2.94)	—	—	—	—	33.18	(8.14)	(8.02)
Year ended May 31, 2016	29.71	(0.29)	6.70	—	6.41	—	—	—	—	36.12	21.55	21.26
Year ended May 31, 2015(x)	82.28	(0.41)	(52.16)	—	(52.57)	—	—	—	—	29.71	(63.89)	(63.81)
Year ended May 31, 2014(x)	183.06	(0.90)	(99.88)	—	(100.78)	—	—	—	—	82.28	(55.06)	(55.19)
Year ended May 31, 2013(r)(x)	447.25	(2.48)	(261.71)	—	(264.19)	—	—	—	—	183.06	(59.07)	(58.96)
Year ended May 31, 2012(r)(x)	719.92	(5.38)	(267.63)	0.34	(272.67)	—	—	—	—	447.25	(37.87)	(38.15)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Basic Materials
Six Months ended November 30, 2016 (Unaudited)	1.59%	0.95%	(1.40)%	(0.76)%	$8,296	—%
Year ended May 31, 2016	1.43	0.95	(1.34)	(0.85)	14,589	—
Year ended May 31, 2015	1.61	0.95	(1.56)	(0.90)	12,015	—
Year ended May 31, 2014	1.30	0.95	(1.29)	(0.94)	14,461	—
Year ended May 31, 2013(r)	1.11	0.95	(1.03)	(0.87)	30,339	—
Year ended May 31, 2012(r)	1.08	0.95	(1.06)	(0.92)	51,335	—
UltraShort Nasdaq Biotechnology
Six Months ended November 30, 2016 (Unaudited)	1.12	0.95	(0.81)	(0.64)	67,517	—
Year ended May 31, 2016	1.08	0.95	(0.97)	(0.84)	68,082	—
Year ended May 31, 2015(x)	1.15	0.95	(1.12)	(0.92)	112,465	—
Year ended May 31, 2014(x)	1.45	0.95	(1.45)	(0.95)	60,474	—
Year ended May 31, 2013(r)(x)	2.91	0.95	(2.81)	(0.85)	4,576	—
Year ended May 31, 2012(r)(x)	3.72	0.95	(3.67)	(0.90)	4,473	—
See accompanying notes to the financial statements.

270 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Consumer Goods
Six Months ended November 30, 2016 (Unaudited)	$19.66	$(0.07)	$0.40	$—	$0.33	$—	$—	$—	$—	$19.99	1.67%	0.20%
Year ended May 31, 2016	24.90	(0.19)	(5.05)	—	(5.24)	—	—	—	—	19.66	(21.05)	(20.77)
Year ended May 31, 2015	31.56	(0.26)	(6.40)	—	(6.66)	—	—	—	—	24.90	(21.11)	(21.41)
Year ended May 31, 2014	44.79	(0.35)	(12.88)	—	(13.23)	—	—	—	—	31.56	(29.54)	(26.70)
Year ended May 31, 2013(r)	74.39	(0.50)	(29.10)	—	(29.60)	—	—	—	—	44.79	(39.79)	(41.82)
Year ended May 31, 2012(r)	89.49	(0.81)	(14.30)	0.01	(15.10)	—	—	—	—	74.39	(16.87)	(17.18)
UltraShort Consumer Services
Six Months ended November 30, 2016 (Unaudited)	40.31	(0.13)	(4.33)	—	(4.46)	—	—	—	—	35.85	(11.07)	(14.21)
Year ended May 31, 2016	46.04	(0.35)	(5.38)	—	(5.73)	—	—	—	—	40.31	(12.43)	(10.02)
Year ended May 31, 2015(y)	69.80	(0.53)	(23.23)	—	(23.76)	—	—	—	—	46.04	(34.04)	(35.32)
Year ended May 31, 2014(y)	108.47	(0.78)	(37.89)	—	(38.67)	—	—	—	—	69.80	(35.65)	(33.57)
Year ended May 31, 2013(y)	203.13	(1.30)	(93.36)	—	(94.66)	—	—	—	—	108.47	(46.60)	(47.81)
Year ended May 31, 2012(o)(y)	284.22	(2.41)	(78.70)	0.02	(81.09)	—	—	—	—	203.13	(28.53)	(28.85)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Consumer Goods
Six Months ended November 30, 2016 (Unaudited)	3.48%	0.95%	(3.23)%	(0.70)%	$4,246	—%
Year ended May 31, 2016	4.88	0.95	(4.77)	(0.84)	2,211	—
Year ended May 31, 2015	4.05	0.95	(4.04)	(0.94)	4,045	—
Year ended May 31, 2014	2.65	0.95	(2.65)	(0.95)	3,549	—
Year ended May 31, 2013(r)	3.99	0.95	(3.91)	(0.87)	5,037	—
Year ended May 31, 2012(r)	2.81	0.95	(2.78)	(0.92)	2,790	—
UltraShort Consumer Services
Six Months ended November 30, 2016 (Unaudited)	4.03	0.95	(3.77)	(0.69)	2,234	—
Year ended May 31, 2016	3.56	0.95	(3.40)	(0.79)	2,512	—
Year ended May 31, 2015(y)	2.41	0.95	(2.37)	(0.91)	4,027	—
Year ended May 31, 2014(y)	2.47	0.95	(2.46)	(0.94)	7,850	—
Year ended May 31, 2013(y)	2.13	0.95	(2.04)	(0.86)	6,098	—
Year ended May 31, 2012(o)(y)	1.70	0.95	(1.66)	(0.92)	7,611	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 271

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Financials
Six Months ended November 30, 2016 (Unaudited)	$42.76	$(0.13)	$(9.51)		$—	$(9.64)	$—	$—	$—	$—	$33.12	(22.54)%	(22.30)%
Year ended May 31, 2016	48.25	(0.40)	(5.09)		—	(5.49)	—	—	—	—	42.76	(11.38)	(11.55)
Year ended May 31, 2015(w)	65.00	(0.50)	(16.25)		—	(16.75)	—	—	—	—	48.25	(25.76)	(25.83)
Year ended May 31, 2014(w)	90.90	(0.72)	(25.18)		—	(25.90)	—	—	—	—	65.00	(28.49)	(28.54)
Year ended May 31, 2013(w)	193.50	(1.19)	(101.41)		—	(102.60)	—	—	—	—	90.90	(53.02)	(53.01)
Year ended May 31, 2012(w)	235.57	(2.17)	(39.94)		0.04	(42.07)	—	—	—	—	193.50	(17.86)	(17.90)
UltraShort Gold Miners
Six Months ended November 30, 2016(ee) (Unaudited)	27.14	(0.06)	(4.42	)(i)	—	(4.48)	—	—	—	—	22.66	(16.52)	(15.66)
Year ended May 31, 2016(ee)	83.94	(0.56)	(56.24)		—	(56.80)	—	—	—	—	27.14	(67.66)	(68.02)
February 12, 2015* through May 31, 2015(ee)	80.00	(0.24)	4.18	(i)	—	3.94	—	—	—	—	83.94	4.93	5.05

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Financials
Six Months ended November 30, 2016 (Unaudited)	1.09%	0.95%	(0.79)%	(0.65)%	$45,375	—%
Year ended May 31, 2016	1.10	0.95	(0.97)	(0.82)	55,371	—
Year ended May 31, 2015(w)	1.13	0.95	(1.08)	(0.90)	56,449	—
Year ended May 31, 2014(w)	1.03	0.95	(1.02)	(0.94)	80,105	—
Year ended May 31, 2013(w)	1.01	0.95	(0.92)	(0.86)	122,245	—
Year ended May 31, 2012(w)	0.97	0.95	(0.94)	(0.92)	260,223	—
UltraShort Gold Miners
Six Months ended November 30, 2016(ee) (Unaudited)	2.79	0.95	(2.62)	(0.78)	3,681	—
Year ended May 31, 2016(ee)	3.57	0.95	(3.51)	(0.89)	3,054	—
February 12, 2015* through May 31, 2015(ee)	3.61	0.95	(3.59)	(0.93)	2,099	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

272 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Health Care
Six Months ended November 30, 2016 (Unaudited)	$46.71	$(0.16)	$0.60	$—	$0.44	$—	$—	$—	$—	$47.15	0.94%	(0.20)%
Year ended May 31, 2016	48.12	(0.41)	(1.00)	—	(1.41)	—	—	—	—	46.71	(2.95)	(3.54)
Year ended May 31, 2015(y)	86.03	(0.56)	(37.35)	—	(37.91)	—	—	—	—	48.12	(44.07)	(44.43)
Year ended May 31, 2014(y)	145.45	(1.04)	(58.38)	—	(59.42)	—	—	—	—	86.03	(40.85)	(40.15)
Year ended May 31, 2013(r)(y)	289.49	(1.76)	(142.28)	—	(144.04)	—	—	—	—	145.45	(49.76)	(48.86)
Year ended May 31, 2012(r)(y)	345.47	(3.07)	(52.91)	—	(55.98)	—	—	—	—	289.49	(16.20)	(18.02)
UltraShort Industrials
Six Months ended November 30, 2016 (Unaudited)	33.98	(0.11)	(7.12)	—	(7.23)	—	—	—	—	26.75	(21.27)	(21.92)
Year ended May 31, 2016	39.83	(0.34)	(5.51)	—	(5.85)	—	—	—	—	33.98	(14.70)	(14.24)
Year ended May 31, 2015	48.83	(0.40)	(8.60)	—	(9.00)	—	—	—	—	39.83	(18.43)	(19.15)
Year ended May 31, 2014(u)	79.71	(0.56)	(30.32)	—	(30.88)	—	—	—	—	48.83	(38.74)	(37.31)
Year ended May 31, 2013(u)	147.94	(0.95)	(67.28)	—	(68.23)	—	—	—	—	79.71	(46.12)	(47.16)
Year ended May 31, 2012(u)	169.32	(1.63)	(19.78)	0.03	(21.38)	—	—	—	—	147.94	(12.63)	(12.50)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Health Care
Six Months ended November 30, 2016 (Unaudited)	3.19%	0.95%	(2.94)%	(0.70)%	$2,872	—%
Year ended May 31, 2016	3.52	0.95	(3.37)	(0.81)	2,845	—
Year ended May 31, 2015(y)	4.39	0.95	(4.33)	(0.90)	1,729	—
Year ended May 31, 2014(y)	4.02	0.95	(4.01)	(0.94)	3,629	—
Year ended May 31, 2013(r)(y)	2.78	0.95	(2.68)	(0.85)	3,408	—
Year ended May 31, 2012(r)(y)	3.37	0.95	(3.33)	(0.91)	4,071	—
UltraShort Industrials
Six Months ended November 30, 2016 (Unaudited)	2.71	0.95	(2.45)	(0.69)	3,634	—
Year ended May 31, 2016	2.57	0.95	(2.45)	(0.83)	4,615	—
Year ended May 31, 2015	3.05	0.95	(3.00)	(0.90)	4,415	—
Year ended May 31, 2014(u)	2.70	0.95	(2.70)	(0.95)	6,633	—
Year ended May 31, 2013(u)	2.29	0.95	(2.19)	(0.85)	4,856	—
Year ended May 31, 2012(u)	1.95	0.95	(1.92)	(0.92)	6,238	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 273

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Oil & Gas
Six Months ended November 30, 2016 (Unaudited)	$51.67	$(0.15)	$(12.65)		$—	$(12.80)	$—	$—	$—	$—	$38.87	(24.78)%	(24.89)%
Year ended May 31, 2016	50.95	(0.50)	1.22	(i)	—	0.72	—	—	—	—	51.67	1.41	1.49
Year ended May 31, 2015	41.23	(0.43)	10.15		—	9.72	—	—	—	—	50.95	23.57	23.60
Year ended May 31, 2014(s)	63.86	(0.50)	(22.13)		—	(22.63)	—	—	—	—	41.23	(35.43)	(35.52)
Year ended May 31, 2013(s)	115.24	(0.69)	(50.69)		—	(51.38)	—	—	—	—	63.86	(44.58)	(44.57)
Year ended May 31, 2012(s)	110.48	(1.01)	5.74		0.03	4.76	—	—	—	—	115.24	4.31	4.16
UltraShort Oil & Gas Exploration & Production
Six Months ended November 30, 2016 (Unaudited)	18.36	(0.05)	(7.94)		—	(7.99)	—	—	—	—	10.37	(43.53)	(41.16)
June 22, 2015* through May 31, 2016	20.00	(0.24)	(1.40	)(i)	—	(1.64)	—	—	—	—	18.36	(8.21)	(9.93)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Oil & Gas
Six Months ended November 30, 2016 (Unaudited)	1.10%	0.95%	(0.76)%	(0.62)%	$35,645	—%
Year ended May 31, 2016	1.12	0.95	(0.96)	(0.79)	55,135	—
Year ended May 31, 2015	1.14	0.95	(1.10)	(0.91)	44,177	—
Year ended May 31, 2014(s)	1.07	0.95	(1.05)	(0.94)	46,060	—
Year ended May 31, 2013(s)	1.09	0.95	(1.01)	(0.87)	77,348	—
Year ended May 31, 2012(s)	1.03	0.95	(1.00)	(0.92)	72,595	—
UltraShort Oil & Gas Exploration & Production
Six Months ended November 30, 2016 (Unaudited)	6.25	0.95	(5.97)	(0.67)	1,037	—
June 22, 2015* through May 31, 2016	2.89	0.95	(2.80)	(0.86)	918	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

274 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Real Estate
Six Months ended November 30, 2016 (Unaudited)	$38.46	$(0.12)	$0.66		$—	$0.54	$—	$—	$—	$—	$39.00	1.39%	1.48%
Year ended May 31, 2016	50.39	(0.38)	(11.55)		—	(11.93)	—	—	—	—	38.46	(23.67)	(23.68)
Year ended May 31, 2015(y)	64.01	(0.49)	(13.13)		—	(13.62)	—	—	—	—	50.39	(21.28)	(21.32)
Year ended May 31, 2014(y)	82.53	(0.75)	(17.77)		—	(18.52)	—	—	—	—	64.01	(22.44)	(21.78)
Year ended May 31, 2013(y)	119.82	(0.82)	(36.47)		—	(37.29)	—	—	—	—	82.53	(31.12)	(31.55)
Year ended May 31, 2012(l)(y)	163.33	(1.41)	(42.13)		0.03	(43.51)	—	—	—	—	119.82	(26.64)	(26.61)
UltraShort Semiconductors
Six Months ended November 30, 2016 (Unaudited)	36.74	(0.09)	(13.75)		—	(13.84)	—	—	—	—	22.90	(37.67)	(38.77)
Year ended May 31, 2016	40.36	(0.39)	(3.23	)(i)	—	(3.62)	—	—	—	—	36.74	(8.98)	(7.47)
Year ended May 31, 2015(x)	78.93	(0.48)	(38.09)		—	(38.57)	—	—	—	—	40.36	(48.86)	(49.39)
Year ended May 31, 2014(x)	138.93	(1.09)	(58.91)		—	(60.00)	—	—	—	—	78.93	(43.19)	(42.49)
Year ended May 31, 2013(x)	214.88	(1.67)	(74.28)		—	(75.95)	—	—	—	—	138.93	(35.34)	(35.65)
Year ended May 31, 2012(x)	226.89	(2.10)	(10.02)		0.11	(12.01)	—	—	—	—	214.88	(5.29)	(5.40)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Real Estate
Six Months ended November 30, 2016 (Unaudited)	1.20%	0.95%	(0.89)%	(0.64)%	$38,834	—%
Year ended May 31, 2016	1.24	0.95	(1.09)	(0.80)	38,299	—
Year ended May 31, 2015(y)	1.32	0.95	(1.26)	(0.89)	32,645	—
Year ended May 31, 2014(y)	1.11	0.95	(1.10)	(0.94)	45,469	—
Year ended May 31, 2013(y)	1.06	0.95	(0.96)	(0.85)	63,270	—
Year ended May 31, 2012(l)(y)	1.02	0.95	(0.99)	(0.92)	139,039	—
UltraShort Semiconductors
Six Months ended November 30, 2016 (Unaudited)	2.14	0.95	(1.87)	(0.68)	13,190	—
Year ended May 31, 2016	3.31	0.95	(3.21)	(0.84)	2,792	—
Year ended May 31, 2015(x)	3.07	0.95	(3.01)	(0.89)	3,067	—
Year ended May 31, 2014(x)	2.01	0.95	(2.01)	(0.94)	4,024	—
Year ended May 31, 2013(x)	1.65	0.95	(1.58)	(0.87)	13,335	—
Year ended May 31, 2012(x)	1.37	0.95	(1.34)	(0.92)	14,178	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 275

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Technology
Six Months ended November 30, 2016 (Unaudited)	$42.22	$(0.13)	$(8.77)		$—	$(8.90)	$—	$—	$—	$—	$33.32	(21.10)%	(21.34)%
Year ended May 31, 2016	48.28	(0.42)	(5.64)		—	(6.06)	—	—	—	—	42.22	(12.55)	(12.30)
Year ended May 31, 2015(w)	72.76	(0.51)	(23.97)		—	(24.48)	—	—	—	—	48.28	(33.64)	(34.12)
Year ended May 31, 2014(w)	120.72	(0.92)	(47.04)		—	(47.96)	—	—	—	—	72.76	(39.73)	(38.80)
Year ended May 31, 2013(w)	164.74	(1.25)	(42.77)		—	(44.02)	—	—	—	—	120.72	(26.72)	(27.47)
Year ended May 31, 2012(w)	220.05	(1.76)	(53.57)		0.02	(55.31)	—	—	—	—	164.74	(25.14)	(25.44)
UltraShort Utilities
Six Months ended November 30, 2016 (Unaudited)	35.17	(0.13)	0.71		—	0.58	—	—	—	—	35.75	1.64	1.05
Year ended May 31, 2016	50.80	(0.41)	(15.22)		—	(15.63)	—	—	—	—	35.17	(30.77)	(30.06)
Year ended May 31, 2015(w)	63.73	(0.49)	(12.44)		—	(12.93)	—	—	—	—	50.80	(20.28)	(21.04)
Year ended May 31, 2014(w)	94.72	(0.75)	(30.24)		—	(30.99)	—	—	—	—	63.73	(32.71)	(32.43)
Year ended May 31, 2013(w)	123.56	(0.91)	(27.93)		—	(28.84)	—	—	—	—	94.72	(23.34)	(24.32)
Year ended May 31, 2012(l)(w)	161.20	(1.30)	(36.38)		0.04	(37.64)	—	—	—	—	123.56	(23.35)	(22.95)
UltraPro Short Nasdaq Biotechnology
Six Months ended November 30, 2016 (Unaudited)	26.74	(0.10)	(4.46	)(i)	—	(4.56)	—	—	—	—	22.18	(17.08)	(17.21)
June 22, 2015* through May 31, 2016	20.00	(0.23)	6.97		—	6.74	—	—	—	—	26.74	33.72	33.65

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Technology
Six Months ended November 30, 2016 (Unaudited)	2.60%	0.95%	(2.36)%	(0.71)%	$4,267	—%
Year ended May 31, 2016	2.22	0.95	(2.12)	(0.85)	4,352	—
Year ended May 31, 2015(w)	2.60	0.95	(2.54)	(0.90)	7,391	—
Year ended May 31, 2014(w)	2.29	0.95	(2.29)	(0.94)	4,772	—
Year ended May 31, 2013(w)	1.75	0.95	(1.67)	(0.87)	7,917	—
Year ended May 31, 2012(w)	1.53	0.95	(1.49)	(0.91)	16,981	—
UltraShort Utilities
Six Months ended November 30, 2016 (Unaudited)	1.82	0.95	(1.62)	(0.74)	12,959	—
Year ended May 31, 2016	2.63	0.95	(2.53)	(0.85)	3,956	—
Year ended May 31, 2015(w)	2.66	0.95	(2.62)	(0.92)	8,255	—
Year ended May 31, 2014(w)	2.84	0.95	(2.83)	(0.95)	6,372	—
Year ended May 31, 2013(w)	4.02	0.95	(3.93)	(0.85)	4,143	—
Year ended May 31, 2012(l)(w)	3.55	0.95	(3.51)	(0.91)	3,088	—
UltraPro Short Nasdaq Biotechnology
Six Months ended November 30, 2016 (Unaudited)	1.77	0.95	(1.61)	(0.79)	7,761	—
June 22, 2015* through May 31, 2016	1.54	0.95	(1.46)	(0.87)	5,349	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

276 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short Financial Select Sector
Six Months ended November 30, 2016 (Unaudited)(gg)	$33.45	$(0.12)	$(14.86)		$—		$(14.98)	$—	$—	$—	$—	$18.47	(44.78)%	(44.71)%
Year ended May 31, 2016(gg)	41.86	(0.36)	(8.05	)(i)	—		(8.41)	—	—	—	—	33.45	(20.09)	(22.76)
Year ended May 31, 2015(gg)	67.08	(0.48)	(24.74)		—		(25.22)	—	—	—	—	41.86	(37.60)	(35.05)
Year ended May 31, 2014(s)(gg)	113.62	(0.78)	(45.76)		—		(46.54)	—	—	—	—	67.08	(40.96)	(40.36)
July 10, 2012* through May 31, 2013(s)(gg)	320.00	(1.51)	(204.87)		—		(206.38)	—	—	—	—	113.62	(64.49)	(65.05)
Short MSCI EAFE
Six Months ended November 30, 2016 (Unaudited)	33.20	(0.10)	(0.28)		—		(0.38)	—	—	—	—	32.82	(1.16)	(1.01)
Year ended May 31, 2016	31.11	(0.27)	2.36	(i)	—		2.09	—	—	—	—	33.20	6.73	6.64
Year ended May 31, 2015	31.75	(0.31)	(0.33	)(i)	—	(h)	(0.64)	—	—	—	—	31.11	(2.01)	(2.05)
Year ended May 31, 2014	38.87	(0.33)	(6.82)		0.03		(7.12)	—	—	—	—	31.75	(18.33)	(18.29)
Year ended May 31, 2013	52.42	(0.37)	(13.19)		0.01		(13.55)	—	—	—	—	38.87	(25.85)	(25.87)
Year ended May 31, 2012	46.11	(0.46)	6.75		0.02		6.31	—	—	—	—	52.42	13.69	13.54

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Financial Select Sector
Six Months ended November 30, 2016 (Unaudited)(gg)	4.87%	0.95%	(4.71)%	(0.79)%	$1,270	—%
Year ended May 31, 2016(gg)	3.19	0.95	(3.12)	(0.88)	2,300	—
Year ended May 31, 2015(gg)	3.14	0.95	(3.13)	(0.94)	3,924	—
Year ended May 31, 2014(s)(gg)	3.59	0.95	(3.59)	(0.95)	4,612	—
July 10, 2012* through May 31, 2013(s)(gg)	3.24	0.95	(3.14)	(0.85)	2,130	—
Short MSCI EAFE
Six Months ended November 30, 2016 (Unaudited)	1.03	0.95	(0.71)	(0.63)	84,506	—
Year ended May 31, 2016	1.07	0.95	(0.91)	(0.79)	100,437	—
Year ended May 31, 2015	1.00	0.95	(0.98)	(0.93)	31,885	—
Year ended May 31, 2014	1.02	0.95	(1.00)	(0.93)	169,050	—
Year ended May 31, 2013	1.03	0.95	(0.93)	(0.85)	157,429	—
Year ended May 31, 2012	1.02	0.95	(0.99)	(0.92)	255,567	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 277

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short MSCI Emerging Markets
Six Months ended November 30, 2016 (Unaudited)	$27.77	$(0.08)	$(2.72)	$—		$(2.80)	$—	$—	$—	$—	$24.97	(10.06)%	(10.12)%
Year ended May 31, 2016	24.70	(0.23)	3.30	—		3.07	—	—	—	—	27.77	12.44	12.34
Year ended May 31, 2015	25.38	(0.23)	(0.45)	—	(h)	(0.68)	—	—	—	—	24.70	(2.70)	(2.56)
Year ended May 31, 2014	28.33	(0.26)	(2.70)	0.01		(2.95)	—	—	—	—	25.38	(10.40)	(10.51)
Year ended May 31, 2013	32.88	(0.25)	(4.30)	—	(h)	(4.55)	—	—	—	—	28.33	(13.85)	(13.78)
Year ended May 31, 2012	29.43	(0.29)	3.73	0.01		3.45	—	—	—	—	32.88	11.73	11.76
Short FTSE China 50
Six Months ended November 30, 2016 (Unaudited)	29.44	(0.09)	(3.91)	—		(4.00)	—	—	—	—	25.44	(13.58)	(13.65)
Year ended May 31, 2016	23.30	(0.24)	6.38	—		6.14	—	—	—	—	29.44	26.37	23.01
Year ended May 31, 2015	33.93	(0.28)	(10.35)	—		(10.63)	—	—	—	—	23.30	(31.35)	(29.39)
Year ended May 31, 2014	38.56	(0.34)	(4.31)	0.02		(4.63)	—	—	—	—	33.93	(12.00)	(12.15)
Year ended May 31, 2013	45.58	(0.34)	(6.68)	—	(h)	(7.02)	—	—	—	—	38.56	(15.40)	(15.29)
Year ended May 31, 2012	39.68	(0.40)	6.29 (i)	0.01		5.90	—	—	—	—	45.58	14.85	14.41

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short MSCI Emerging Markets
Six Months ended November 30, 2016 (Unaudited)	0.99%	0.95%	(0.68)%	(0.64)%	$234,749	—%
Year ended May 31, 2016	0.96	0.95	(0.83)	(0.81)	301,269	—
Year ended May 31, 2015	0.99	0.95	(0.94)	(0.90)	259,300	—
Year ended May 31, 2014	0.95	0.95	(0.93)	(0.93)	211,292	—
Year ended May 31, 2013	0.99	0.95	(0.90)	(0.86)	233,703	—
Year ended May 31, 2012	1.00	0.95	(0.97)	(0.91)	318,150	—
Short FTSE China 50
Six Months ended November 30, 2016 (Unaudited)	1.63	0.95	(1.38)	(0.70)	10,177	—
Year ended May 31, 2016	1.70	0.95	(1.58)	(0.83)	13,248	—
Year ended May 31, 2015	2.17	0.95	(2.14)	(0.92)	3,494	—
Year ended May 31, 2014	2.18	0.95	(2.17)	(0.94)	35,630	—
Year ended May 31, 2013	2.00	0.95	(1.90)	(0.85)	3,856	—
Year ended May 31, 2012	1.81	0.95	(1.77)	(0.91)	11,395	—

See accompanying notes to the financial statements.

278 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI EAFE
Six Months ended November 30, 2016 (Unaudited)	$39.69	$(0.15)	$(1.44)	$—		$(1.59)	$—	$—	$—	$—	$38.10	(4.00)%	(4.22)%
Year ended May 31, 2016	35.96	(0.36)	4.09 (i)	—		3.73	—	—	—	—	39.69	10.38	10.35
Year ended May 31, 2015	37.99	(0.37)	(1.66)	—	(h)	(2.03)	—	—	—	—	35.96	(5.34)	(5.32)
Year ended May 31, 2014(s)	57.55	(0.45)	(19.12)	0.01		(19.56)	—	—	—	—	37.99	(33.99)	(33.87)
Year ended May 31, 2013(s)	106.44	(0.62)	(48.29)	0.02		(48.89)	—	—	—	—	57.55	(45.93)	(46.13)
Year ended May 31, 2012(s)	89.55	(0.91)	17.78	0.02		16.89	—	—	—	—	106.44	18.85	19.09
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2016 (Unaudited)	20.74	(0.05)	(4.25)	—		(4.30)	—	—	—	—	16.44	(20.76)	(21.00)
Year ended May 31, 2016	17.23	(0.18)	3.69	—		3.51	—	—	—	—	20.74	20.41	20.42
Year ended May 31, 2015	18.56	(0.16)	(1.17)	—	(h)	(1.33)	—	—	—	—	17.23	(7.17)	(7.06)
Year ended May 31, 2014	23.83	(0.21)	(5.07)	0.01		(5.27)	—	—	—	—	18.56	(22.11)	(22.29)
Year ended May 31, 2013	32.77	(0.22)	(8.73)	0.01		(8.94)	—	—	—	—	23.83	(27.29)	(27.25)
Year ended May 31, 2012	28.86	(0.29)	4.19	0.01		3.91	—	—	—	—	32.77	13.52	13.65

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI EAFE
Six Months ended November 30, 2016 (Unaudited)	1.96%	0.95%	(1.78)%	(0.77)%	$7,142	—%
Year ended May 31, 2016	2.34	0.95	(2.25)	(0.86)	7,439	—
Year ended May 31, 2015	2.62	0.95	(2.58)	(0.92)	3,144	—
Year ended May 31, 2014(s)	2.28	0.95	(2.27)	(0.94)	7,120	—
Year ended May 31, 2013(s)	1.56	0.95	(1.44)	(0.83)	6,474	—
Year ended May 31, 2012(s)	1.33	0.95	(1.29)	(0.91)	23,949	—
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2016 (Unaudited)	1.12	0.95	(0.75)	(0.58)	44,703	—
Year ended May 31, 2016	1.06	0.95	(0.92)	(0.81)	57,450	—
Year ended May 31, 2015	1.20	0.95	(1.15)	(0.90)	36,514	—
Year ended May 31, 2014	1.05	0.95	(1.03)	(0.93)	49,544	—
Year ended May 31, 2013	1.09	0.95	(0.99)	(0.85)	51,100	—
Year ended May 31, 2012	1.04	0.95	(1.01)	(0.91)	107,138	—
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 279

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort FTSE Europe
Six Months ended November 30, 2016 (Unaudited)	$55.55	$(0.19)	$1.33	(i)	$—		$1.14	$—	$—	$—	$—	$56.69	2.05%	2.27%
Year ended May 31, 2016	51.12	(0.49)	4.92	(i)	—		4.43	—	—	—	—	55.55	8.67	8.63
Year ended May 31, 2015	52.38	(0.53)	(0.73)		—	(h)	(1.26)	—	—	—	—	51.12	(2.40)	(2.33)
Year ended May 31, 2014(u)	88.66	(0.65)	(35.64)		0.01		(36.28)	—	—	—	—	52.38	(40.92)	(40.99)
Year ended May 31, 2013(u)	187.47	(1.02)	(97.85)		0.06		(98.81)	—	—	—	—	88.66	(52.71)	(52.79)
Year ended May 31, 2012(u)	170.17	(1.61)	18.80		0.11		17.30	—	—	—	—	187.47	10.17	10.21
UltraShort MSCI Brazil Capped
Six Months ended November 30, 2016 (Unaudited)	40.02	(0.06)	(20.98)		—		(21.04)	—	—	—	—	18.98	(52.59)	(52.61)
Year ended May 31, 2016(aa)	45.98	(0.45)	(5.51	)(i)	—		(5.96)	—	—	—	—	40.02	(12.97)	(12.86)
Year ended May 31, 2015(aa)	34.11	(0.33)	12.20		—	(h)	11.87	—	—	—	—	45.98	34.81	34.68
Year ended May 31, 2014(aa)	36.84	(0.38)	(2.37)		0.02		(2.73)	—	—	—	—	34.11	(7.41)	(7.31)
Year ended May 31, 2013(aa)	42.70	(0.30)	(5.57)		0.01		(5.86)	—	—	—	—	36.84	(13.73)	(13.73)
Year ended May 31, 2012(o)(aa)	29.96	(0.31)	13.04		0.01		12.74	—	—	—	—	42.70	42.53	42.28

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort FTSE Europe
Six Months ended November 30, 2016 (Unaudited)	1.07%	0.95%	(0.82)%	(0.70)%	$53,126	—%
Year ended May 31, 2016	1.13	0.95	(1.02)	(0.84)	42,337	—
Year ended May 31, 2015	1.21	0.95	(1.18)	(0.92)	26,178	—
Year ended May 31, 2014(u)	1.11	0.95	(1.09)	(0.93)	29,441	—
Year ended May 31, 2013(u)	1.09	0.95	(0.96)	(0.82)	82,007	—
Year ended May 31, 2012(u)	1.05	0.95	(1.00)	(0.90)	278,857	—
UltraShort MSCI Brazil Capped
Six Months ended November 30, 2016 (Unaudited)	1.10	0.95	(0.68)	(0.53)	41,273	—
Year ended May 31, 2016(aa)	1.20	0.95	(1.10)	(0.85)	61,031	—
Year ended May 31, 2015(aa)	1.35	0.95	(1.32)	(0.92)	29,885	—
Year ended May 31, 2014(aa)	1.52	0.95	(1.51)	(0.94)	22,169	—
Year ended May 31, 2013(aa)	1.59	0.95	(1.49)	(0.85)	16,575	—
Year ended May 31, 2012(o)(aa)	1.66	0.95	(1.62)	(0.90)	19,213	—

See accompanying notes to the financial statements.

280 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort FTSE China 50
Six Months ended November 30, 2016 (Unaudited)	$41.50	$(0.11)	$(10.97)	$—		$(11.08)	$—	$—	$—	$—	$30.42	(26.70)%	(26.92)%
Year ended May 31, 2016	28.22	(0.35)	13.63	—		13.28	—	—	—	—	41.50	47.05	47.77
Year ended May 31, 2015	62.15	(0.40)	(33.53)	—	(h)	(33.93)	—	—	—	—	28.22	(54.60)	(54.61)
Year ended May 31, 2014(u)	83.15	(0.67)	(20.33)	—	(h)	(21.00)	—	—	—	—	62.15	(25.25)	(25.48)
Year ended May 31, 2013(u)	120.54	(0.78)	(36.62)	0.01		(37.39)	—	—	—	—	83.15	(31.02)	(30.76)
Year ended May 31, 2012(u)	101.16	(1.05)	20.41	0.02		19.38	—	—	—	—	120.54	19.16	18.97
UltraShort MSCI Japan
Six Months ended November 30, 2016 (Unaudited)	48.16	(0.17)	(7.09)	—		(7.26)	—	—	—	—	40.90	(15.09)	(15.42)
Year ended May 31, 2016	46.92	(0.42)	1.66 (i)	—		1.24	—	—	—	—	48.16	2.64	2.36
Year ended May 31, 2015	66.57	(0.55)	(19.11)	0.01		(19.65)	—	—	—	—	46.92	(29.51)	(29.61)
Year ended May 31, 2014(u)	89.26	(0.67)	(22.05)	0.03		(22.69)	—	—	—	—	66.57	(25.42)	(24.91)
Year ended May 31, 2013(u)	154.11	(1.00)	(63.89)	0.04		(64.85)	—	—	—	—	89.26	(42.08)	(42.14)
Year ended May 31, 2012(u)	143.39	(1.32)	12.00 (i)	0.04		10.72	—	—	—	—	154.11	7.48	7.55

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort FTSE China 50
Six Months ended November 30, 2016 (Unaudited)	1.15%	0.95%	(0.87)%	(0.67)%	$47,469	—%
Year ended May 31, 2016	1.13	0.95	(1.01)	(0.83)	62,681	—
Year ended May 31, 2015	1.18	0.95	(1.13)	(0.90)	46,855	—
Year ended May 31, 2014(u)	1.06	0.95	(1.03)	(0.93)	103,209	—
Year ended May 31, 2013(u)	1.05	0.95	(0.96)	(0.86)	131,885	—
Year ended May 31, 2012(u)	1.03	0.95	(0.99)	(0.91)	204,751	—
UltraShort MSCI Japan
Six Months ended November 30, 2016 (Unaudited)	1.48	0.95	(1.28)	(0.75)	12,266	—
Year ended May 31, 2016	1.48	0.95	(1.35)	(0.83)	18,055	—
Year ended May 31, 2015	1.76	0.95	(1.74)	(0.93)	9,380	—
Year ended May 31, 2014(u)	1.92	0.95	(1.91)	(0.94)	9,980	—
Year ended May 31, 2013(u)	2.04	0.95	(1.95)	(0.86)	10,041	—
Year ended May 31, 2012(u)	1.58	0.95	(1.56)	(0.92)	11,558	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 281

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Mexico Capped IMI
Six Months ended November 30, 2016 (Unaudited)	$26.22	$(0.08)	$2.05	$—		$1.97	$—	$—	$—	$—	$28.19	7.52%	8.50%
Year ended May 31, 2016	23.72	(0.22)	2.72	—		2.50	—	—	—	—	26.22	10.50	9.55
Year ended May 31, 2015	21.26	(0.20)	2.66	—		2.46	—	—	—	—	23.72	11.62	11.98
Year ended May 31, 2014	24.87	(0.23)	(3.39)	0.01		(3.61)	—	—	—	—	21.26	(14.53)	(13.66)
Year ended May 31, 2013	45.60	(0.23)	(20.50)	—	(h)	(20.73)	—	—	—	—	24.87	(45.46)	(43.69)
Year ended May 31, 2012	49.32	(0.44)	(3.28)	—		(3.72)	—	—	—	—	45.60	(7.56)	(11.30)
Short 7-10 Year Treasury
Six Months ended November 30, 2016 (Unaudited)	28.13	(0.10)	0.87	—		0.77	—	—	—	—	28.90	2.73	2.87
Year ended May 31, 2016	29.77	(0.24)	(1.40)	—		(1.64)	—	—	—	—	28.13	(5.49)	(5.60)
Year ended May 31, 2015	31.80	(0.28)	(1.75)	—	(h)	(2.03)	—	—	—	—	29.77	(6.39)	(6.40)
Year ended May 31, 2014	32.65	(0.31)	(0.54)	—	(h)	(0.85)	—	—	—	—	31.80	(2.60)	(2.40)
Year ended May 31, 2013	32.70	(0.28)	0.23	—	(h)	(0.05)	—	—	—	—	32.65	(0.16)	(0.36)
Year ended May 31, 2012	38.37	(0.32)	(5.35)	—	(h)	(5.67)	—	—	—	—	32.70	(14.76)	(14.71)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI Mexico Capped IMI
Six Months ended November 30, 2016 (Unaudited)	6.75%	0.95%	(6.48)%	(0.68)%	$1,409	—%
Year ended May 31, 2016	7.46	0.95	(7.32)	(0.81)	1,311	—
Year ended May 31, 2015	9.12	0.95	(9.08)	(0.91)	1,186	—
Year ended May 31, 2014	8.97	0.95	(8.97)	(0.95)	1,062	—
Year ended May 31, 2013	6.88	0.95	(6.78)	(0.85)	2,487	—
Year ended May 31, 2012	5.64	0.95	(5.60)	(0.90)	2,279	—
Short 7-10 Year Treasury
Six Months ended November 30, 2016 (Unaudited)	1.17	0.95	(0.93)	(0.71)	30,345	—
Year ended May 31, 2016	1.18	0.95	(1.05)	(0.82)	28,836	—
Year ended May 31, 2015	1.08	0.95	(1.05)	(0.92)	39,439	—
Year ended May 31, 2014	1.07	0.95	(1.06)	(0.93)	73,932	—
Year ended May 31, 2013	1.40	0.95	(1.32)	(0.87)	31,834	—
Year ended May 31, 2012	1.32	0.95	(1.28)	(0.91)	14,716	—

See accompanying notes to the financial statements.

282 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short 20+ Year Treasury
Six Months ended November 30, 2016 (Unaudited)	$22.52	$(0.07)	$1.31	$—		$1.24	$—	$—	$—	$—	$23.76	5.50%	5.72%
Year ended May 31, 2016	25.15	(0.20)	(2.43)	—		(2.63)	—	—	—	—	22.52	(10.46)	(10.76)
Year ended May 31, 2015	28.74	(0.24)	(3.35)	—	(h)	(3.59)	—	—	—	—	25.15	(12.50)	(12.22)
Year ended May 31, 2014	30.50	(0.29)	(1.47)	—	(h)	(1.76)	—	—	—	—	28.74	(5.77)	(5.54)
Year ended May 31, 2013	29.00	(0.25)	1.75	—	(h)	1.50	—	—	—	—	30.50	5.17	5.50
Year ended May 31, 2012	41.68	(0.31)	(12.37)	—	(h)	(12.68)	—	—	—	—	29.00	(30.42)	(30.68)
Short High Yield
Six Months ended November 30, 2016 (Unaudited)	26.78	(0.08)	(1.54)	—		(1.62)	—	—	—	—	25.16	(6.05)	(6.14)
Year ended May 31, 2016	26.85	(0.22)	0.15 (i)	—		(0.07)	—	—	—	—	26.78	(0.26)	(0.33)
Year ended May 31, 2015	27.86	(0.25)	(0.76)	—	(h)	(1.01)	—	—	—	—	26.85	(3.60)	(3.62)
Year ended May 31, 2014	31.25	(0.28)	(3.12)	0.01		(3.39)	—	—	—	—	27.86	(10.86)	(10.75)
Year ended May 31, 2013	36.44	(0.28)	(4.92)	0.01		(5.19)	—	—	—	—	31.25	(14.24)	(14.10)
Year ended May 31, 2012	38.98	(0.35)	(2.21)	0.02		(2.54)	—	—	—	—	36.44	(6.53)	(6.67)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short 20+ Year Treasury
Six Months ended November 30, 2016 (Unaudited)	0.94%	0.94%	(0.63)%	(0.63)%	$741,197	—%
Year ended May 31, 2016	0.95	0.95	(0.83)	(0.83)	634,958	—
Year ended May 31, 2015	0.95	0.95	(0.90)	(0.90)	1,051,151	—
Year ended May 31, 2014	0.94	0.94	(0.92)	(0.92)	1,503,146	—
Year ended May 31, 2013	0.95	0.95	(0.86)	(0.86)	1,123,989	—
Year ended May 31, 2012	0.95	0.95	(0.91)	(0.91)	848,316	—
Short High Yield
Six Months ended November 30, 2016 (Unaudited)	0.97	0.95	(0.66)	(0.64)	187,464	—
Year ended May 31, 2016	0.98	0.95	(0.83)	(0.80)	195,523	—
Year ended May 31, 2015	1.10	0.95	(1.06)	(0.91)	55,047	—
Year ended May 31, 2014	1.11	0.95	(1.09)	(0.93)	43,177	—
Year ended May 31, 2013	1.19	0.95	(1.11)	(0.87)	46,874	—
Year ended May 31, 2012	1.17	0.95	(1.14)	(0.92)	47,371	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 283

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 3-7 Year Treasury
Six Months ended November 30, 2016 (Unaudited)	$26.78	$(0.09)	$0.66	$—		$0.57	$—	$—	$—	$—	$27.35	2.13%	1.23%
Year ended May 31, 2016	28.63	(0.23)	(1.62)	—		(1.85)	—	—	—	—	26.78	(6.49)	(7.30)
Year ended May 31, 2015	30.87	(0.28)	(1.96)	—		(2.24)	—	—	—	—	28.63	(7.24)	(6.02)
Year ended May 31, 2014	32.12	(0.30)	(0.95)	—	(h)	(1.25)	—	—	—	—	30.87	(3.89)	(3.62)
Year ended May 31, 2013	32.58	(0.28)	(0.18)	—		(0.46)	—	—	—	—	32.12	(1.41)	(1.47)
Year ended May 31, 2012	37.67	(0.31)	(4.78)	—	(h)	(5.09)	—	—	—	—	32.58	(13.52)	(13.79)
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2016 (Unaudited)	21.20	(0.07)	1.31	—		1.24	—	—	—	—	22.44	5.85	6.17
Year ended May 31, 2016	23.68	(0.18)	(2.30)	—		(2.48)	—	—	—	—	21.20	(10.44)	(10.65)
Year ended May 31, 2015	26.89	(0.23)	(2.98)	—	(h)	(3.21)	—	—	—	—	23.68	(11.94)	(11.87)
Year ended May 31, 2014	28.19	(0.27)	(1.03)	—	(h)	(1.30)	—	—	—	—	26.89	(4.63)	(4.16)
Year ended May 31, 2013	28.13	(0.24)	0.30	—	(h)	0.06	—	—	—	—	28.19	0.22	0.18
Year ended May 31, 2012	38.69	(0.30)	(10.27)	0.01		(10.56)	—	—	—	—	28.13	(27.30)	(27.47)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort 3-7 Year Treasury
Six Months ended November 30, 2016 (Unaudited)	3.66%	0.95%	(3.41)%	(0.70)%	$2,735	—%
Year ended May 31, 2016	4.10	0.95	(3.98)	(0.83)	2,678	—
Year ended May 31, 2015	3.23	0.95	(3.22)	(0.94)	2,863	—
Year ended May 31, 2014	2.99	0.95	(2.98)	(0.94)	3,858	—
Year ended May 31, 2013	2.75	0.95	(2.66)	(0.86)	4,818	—
Year ended May 31, 2012	2.06	0.95	(2.02)	(0.91)	4,886	—
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2016 (Unaudited)	0.99	0.95	(0.69)	(0.65)	148,130	—
Year ended May 31, 2016	0.98	0.95	(0.83)	(0.80)	155,850	—
Year ended May 31, 2015	0.98	0.95	(0.93)	(0.90)	250,964	—
Year ended May 31, 2014	0.96	0.95	(0.94)	(0.93)	292,395	—
Year ended May 31, 2013	0.97	0.95	(0.87)	(0.85)	308,723	—
Year ended May 31, 2012	0.95	0.95	(0.91)	(0.91)	335,462	—

See accompanying notes to the financial statements.

284 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 20+ Year Treasury
Six Months ended November 30, 2016 (Unaudited)	$36.37	$(0.10)	$3.95		$—		$3.85	$—	$—	$—	$—	$40.22	10.58%	11.21%
Year ended May 31, 2016	45.92	(0.35)	(9.20)		—		(9.55)	—	—	—	—	36.37	(20.79)	(21.48)
Year ended May 31, 2015	60.47	(0.46)	(14.09)		—	(h)	(14.55)	—	—	—	—	45.92	(24.07)	(23.43)
Year ended May 31, 2014	68.37	(0.65)	(7.26)		0.01		(7.90)	—	—	—	—	60.47	(11.55)	(10.91)
Year ended May 31, 2013(r)	62.25	(0.52)	6.63		0.01		6.12	—	—	—	—	68.37	9.83	10.23
Year ended May 31, 2012(r)	132.57	(0.79)	(69.55)		0.02		(70.32)	—	—	—	—	62.25	(53.04)	(53.42)
UltraShort TIPS
Six Months ended November 30, 2016 (Unaudited)	25.79	(0.09)	(0.31)		—		(0.40)	—	—	—	—	25.39	(1.55)	(0.97)
Year ended May 31, 2016	26.76	(0.24)	(0.73	)(i)	—		(0.97)	—	—	—	—	25.79	(3.61)	(4.15)
Year ended May 31, 2015	26.90	(0.25)	0.11		—		(0.14)	—	—	—	—	26.76	(0.54)	(0.63)
Year ended May 31, 2014	27.60	(0.27)	(0.43)		—	(h)	(0.70)	—	—	—	—	26.90	(2.51)	(2.64)
Year ended May 31, 2013	26.95	(0.23)	0.88		—	(h)	0.65	—	—	—	—	27.60	2.40	1.99
Year ended May 31, 2012	35.17	(0.27)	(7.96)		0.01		(8.22)	—	—	—	—	26.95	(23.38)	(22.91)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort 20+ Year Treasury
Six Months ended November 30, 2016 (Unaudited)	0.92%	0.92%	(0.58)%	(0.58)%	$2,214,274	—%
Year ended May 31, 2016	0.93	0.93	(0.82)	(0.82)	2,116,937	—
Year ended May 31, 2015	0.93	0.93	(0.89)	(0.89)	3,016,996	—
Year ended May 31, 2014	0.92	0.92	(0.90)	(0.90)	4,179,158	—
Year ended May 31, 2013(r)	0.93	0.93	(0.82)	(0.82)	3,863,432	—
Year ended May 31, 2012(r)	0.92	0.92	(0.88)	(0.88)	3,174,818	—
UltraShort TIPS
Six Months ended November 30, 2016 (Unaudited)	6.76	0.95	(6.54)	(0.73)	1,270	—
Year ended May 31, 2016	2.85	0.95	(2.77)	(0.87)	1,290	—
Year ended May 31, 2015	1.75	0.95	(1.72)	(0.92)	10,704	—
Year ended May 31, 2014	1.69	0.95	(1.68)	(0.94)	12,107	—
Year ended May 31, 2013	2.88	0.95	(2.80)	(0.87)	6,899	—
Year ended May 31, 2012	3.10	0.95	(3.06)	(0.91)	4,042	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 285

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short 20+ Year Treasury
Six Months ended November 30, 2016 (Unaudited)	$27.99	$(0.09)	$4.25	$—	$4.16	$—	$—	$—	$—	$32.15	14.87%	15.54%
Year ended May 31, 2016	40.84	(0.30)	(12.55)	—	(12.85)	—	—	—	—	27.99	(31.46)	(32.21)
Year ended May 31, 2015	62.98	(0.45)	(21.69)	—	(22.14)	—	—	—	—	40.84	(35.15)	(34.35)
Year ended May 31, 2014(s)	77.04	(0.78)	(13.31)	0.03	(14.06)	—	—	—	—	62.98	(18.25)	(17.38)
Year ended May 31, 2013(s)	68.12	(0.61)	9.47	0.06	8.92	—	—	—	—	77.04	13.09	13.43
March 27, 2012* through May 31, 2012(s)	100.00	(0.13)	(31.84)	0.09	(31.88)	—	—	—	—	68.12	(31.88)	(32.44)
Ultra S&P500®
Six Months ended November 30, 2016 (Unaudited)	66.35	0.24	6.86	—	7.10	(0.15)	—	—	(0.15)	73.30	10.72	10.90
Year ended May 31, 2016	67.38	0.58	(1.20)	—	(0.62)	(0.41)	—	—	(0.41)	66.35	(0.89)	(1.02)
Year ended May 31, 2015(z)	55.70	0.53	11.47	—	12.00	(0.32)	—	—	(0.32)	67.38	21.58	21.64
Year ended May 31, 2014(z)	39.60	0.24	15.99	—	16.23	(0.13)	—	—	(0.13)	55.70	41.09	40.86
Year ended May 31, 2013(z)	25.33	0.14	14.29	—	14.43	(0.16)	—	—	(0.16)	39.60	57.15	56.56
Year ended May 31, 2012(z)	27.49	0.14	(2.16)	—	(2.02)	(0.14)	—	—	(0.14)	25.33	(7.35)	(6.95)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short 20+ Year Treasury
Six Months ended November 30, 2016 (Unaudited)	1.03%	0.95%	(0.79)%	(0.71)%	$95,650	—%
Year ended May 31, 2016	1.03	0.95	(0.92)	(0.85)	74,874	—
Year ended May 31, 2015	1.02	0.95	(1.01)	(0.94)	105,155	—
Year ended May 31, 2014(s)	1.02	0.95	(1.02)	(0.95)	111,777	—
Year ended May 31, 2013(s)	1.13	0.95	(1.06)	(0.88)	63,558	—
March 27, 2012* through May 31, 2012(s)	5.49	0.95	(5.39)	(0.85)	5,109	—
Ultra S&P500®
Six Months ended November 30, 2016 (Unaudited)	0.90	0.90	0.68	0.68	1,608,997	2
Year ended May 31, 2016	0.90	0.90	0.94	0.94	1,499,470	7
Year ended May 31, 2015(z)	0.89	0.89	0.86	0.86	1,923,779	31
Year ended May 31, 2014(z)	0.89	0.89	0.50	0.50	2,389,554	4
Year ended May 31, 2013(z)	0.90	0.90	0.43	0.43	2,429,261	8
Year ended May 31, 2012(z)	0.91	0.91	0.57	0.57	1,276,642	3

*  Commencement of investment operations.

See accompanying notes to the financial statements.

286 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra QQQ®
Six Months ended November 30, 2016 (Unaudited)	$75.03	$0.03	$9.29		$—	$9.32	$(0.04)	$—	$—	$(0.04)	$84.31	12.42%	12.65%
Year ended May 31, 2016	77.01	0.13	(1.98)		—	(1.85)	(0.13)	—	—	(0.13)	75.03	(2.40)	(2.63)
Year ended May 31, 2015(z)	53.62	0.04	23.52		—	23.56	(0.17)	—	—	(0.17)	77.01	44.02	44.22
Year ended May 31, 2014(z)	34.36	0.08	19.18		—	19.26	—	—	—	—	53.62	56.05	55.78
Year ended May 31, 2013(z)	24.91	0.11	9.45		—	9.56	(0.11)	—	—	(0.11)	34.36	38.47	38.51
Year ended May 31, 2012(m)(z)	23.09	(0.09)	1.91		—	1.82	—	—	—	—	24.91	7.87	7.89
Ultra Dow30SM
Six Months ended November 30, 2016 (Unaudited)	67.30	0.47	10.96		—	11.43	(0.45)	—	—	(0.45)	78.28	17.08	17.29
Year ended May 31, 2016	69.15	0.83	(1.83)		—	(1.00)	(0.85)	—	—	(0.85)	67.30	(1.36)	(1.46)
Year ended May 31, 2015(z)	59.03	0.65	10.10		—	10.75	(0.63)	—	—	(0.63)	69.15	18.30	18.37
Year ended May 31, 2014(z)	47.54	0.32	11.45		—	11.77	(0.28)	—	—	(0.28)	59.03	24.86	24.66
Year ended May 31, 2013(z)	31.23	0.15	16.27		—	16.42	(0.11)	—	—	(0.11)	47.54	52.69	52.78
Year ended May 31, 2012(z)	32.39	0.12	(1.15	)(i)	0.01	(1.02)	(0.14)	—	—	(0.14)	31.23	(3.12)	(3.09)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra QQQ®
Six Months ended November 30, 2016 (Unaudited)	1.01%	0.95%	0.01%	0.07%	$876,813	2%
Year ended May 31, 2016	1.01	0.95	0.12	0.18	874,130	10
Year ended May 31, 2015(z)	1.01	0.95	— (k)	0.06	1,028,076	8
Year ended May 31, 2014(z)	1.02	0.95	0.11	0.19	723,842	9
Year ended May 31, 2013(z)	1.03	0.95	0.29	0.37	489,630	11
Year ended May 31, 2012(m)(z)	1.01	0.95	(0.47)	(0.41)	646,297	6
Ultra Dow30SM
Six Months ended November 30, 2016 (Unaudited)	1.00	0.95	1.26	1.31	254,395	5
Year ended May 31, 2016	1.00	0.95	1.25	1.30	245,631	6
Year ended May 31, 2015(z)	0.98	0.95	0.97	1.01	318,072	9
Year ended May 31, 2014(z)	0.99	0.95	0.57	0.61	301,040	15
Year ended May 31, 2013(z)	1.01	0.95	0.34	0.40	256,699	4
Year ended May 31, 2012(z)	0.99	0.95	0.37	0.40	206,097	—	(j)
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 287

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MidCap400
Six Months ended November 30, 2016 (Unaudited)	$76.61	$0.24	$13.95	$—	$14.19	$(0.17)	$—	$—	$(0.17)	$90.63	18.56%	18.57%
Year ended May 31, 2016	81.05	0.32	(4.56)	—	(4.24)	(0.20)	—	—	(0.20)	76.61	(5.21)	(5.06)
Year ended May 31, 2015	66.35	0.15	14.55 (i)	—	14.70	—	—	—	—	81.05	22.16	22.09
Year ended May 31, 2014(v)	49.62	(0.03)	16.76 (i)	—	16.73	—	—	—	—	66.35	33.70	33.71
Year ended May 31, 2013(v)	30.62	(0.03)	19.05	—	19.02	(0.02)	—	—	(0.02)	49.62	62.17	62.04
Year ended May 31, 2012(v)	38.37	(0.07)	(7.69)	0.01	(7.75)	—	—	—	—	30.62	(20.20)	(20.35)
Ultra Russell2000
Six Months ended November 30, 2016 (Unaudited)	81.17	0.18	24.50	—	24.68	(0.11)	—	—	(0.11)	105.74	30.43	30.49
Year ended May 31, 2016	96.45	0.20	(15.28)	—	(15.08)	(0.20)	—	—	(0.20)	81.17	(15.63)	(15.51)
Year ended May 31, 2015	80.48	0.13	15.96 (i)	—	16.09	(0.12)	—	—	(0.12)	96.45	20.00	19.79
Year ended May 31, 2014	61.02	(0.10)	19.56	—	19.46	—	—	—	—	80.48	31.90	32.11
Year ended May 31, 2013	36.77	(0.13)	24.38	—	24.25	—	—	—	—	61.02	65.98	66.27
Year ended May 31, 2012	49.69	(0.04)	(12.88)	0.01	(12.91)	(0.01)	—	—	(0.01)	36.77	(25.98)	(26.20)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MidCap400
Six Months ended November 30, 2016 (Unaudited)	1.04%	0.95%	0.51%	0.60%	$129,149	7%
Year ended May 31, 2016	1.06	0.95	0.33	0.44	143,635	38
Year ended May 31, 2015	0.96	0.95	0.20	0.21	143,864	56
Year ended May 31, 2014(v)	0.95	0.95	(0.05)	(0.05)	159,236	358
Year ended May 31, 2013(v)	0.95	0.95	(0.07)	(0.07)	104,212	45
Year ended May 31, 2012(v)	1.00	0.95	(0.27)	(0.22)	78,077	143
Ultra Russell2000
Six Months ended November 30, 2016 (Unaudited)	1.17	0.95	0.18	0.39	200,901	17
Year ended May 31, 2016	1.18	0.95	0.02	0.25	166,404	37
Year ended May 31, 2015	1.09	0.95	0.01	0.14	207,359	179
Year ended May 31, 2014	1.06	0.95	(0.24)	(0.13)	211,267	266
Year ended May 31, 2013	1.06	0.95	(0.37)	(0.26)	146,454	164
Year ended May 31, 2012	1.22	0.95	(0.37)	(0.09)	154,414	29

See accompanying notes to the financial statements.

288 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra SmallCap600
Six Months ended November 30, 2016 (Unaudited)	$57.71	$0.01	$18.13		$—		$18.14	$—	$—	$—	$—	$75.85	31.42%	33.18%
Year ended May 31, 2016	60.00	0.07	(2.31)		—		(2.24)	(0.05)	—	—	(0.05)	57.71	(3.71)	(4.16)
Year ended May 31, 2015(z)	50.67	0.03	9.30		—		9.33	—	—	—	—	60.00	18.40	18.93
Year ended May 31, 2014(z)	36.61	(0.19)	14.25		—		14.06	—	—	—	—	50.67	38.43	37.53
Year ended May 31, 2013(z)	22.23	(0.08)	14.46		—		14.38	—	—	—	—	36.61	64.73	65.70
Year ended May 31, 2012(z)	27.22	(0.02)	(4.96)		—	(h)	(4.98)	(0.01)	—	—	(0.01)	22.23	(18.33)	(18.47)
UltraPro S&P500®
Six Months ended November 30, 2016 (Unaudited)	66.94	(0.02)	10.30		—		10.28	(0.10)	—	—	(0.10)	77.12	15.36	15.74
Year ended May 31, 2016	70.85	0.35	(4.11	)(i)	—		(3.76)	(0.15)	—	—	(0.15)	66.94	(5.30)	(5.47)
Year ended May 31, 2015(z)	54.18	0.29	16.59		—		16.88	(0.21)	—	—	(0.21)	70.85	31.19	31.31
Year ended May 31, 2014(t)(z)	32.91	0.07	21.23		—		21.30	(0.03)	—	—	(0.03)	54.18	64.77	64.26
Year ended May 31, 2013(t)(z)	17.11	0.03	15.78		—		15.81	(0.01)	—	—	(0.01)	32.91	92.52	92.88
Year ended May 31, 2012(t)(z)	20.83	0.03	(3.75)		0.01		(3.71)	(0.01)	—	—	(0.01)	17.11	(17.80)	(17.78)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra SmallCap600
Six Months ended November 30, 2016 (Unaudited)	1.63%	0.95%	(0.63)%	0.04%	$22,754	9%
Year ended May 31, 2016	1.81	0.95	(0.72)	0.13	18,756	26
Year ended May 31, 2015(z)	1.44	0.95	(0.44)	0.05	20,999	17
Year ended May 31, 2014(z)	1.79	0.95	(1.26)	(0.42)	22,803	16
Year ended May 31, 2013(z)	1.58	0.95	(0.91)	(0.28)	27,454	39
Year ended May 31, 2012(z)	1.27	0.95	(0.42)	(0.10)	23,337	13
UltraPro S&P500®
Six Months ended November 30, 2016 (Unaudited)	0.95	0.95	(0.05)	(0.05)	713,320	79
Year ended May 31, 2016	0.95	0.95	0.57	0.57	689,508	18
Year ended May 31, 2015(z)	0.95	0.95	0.46	0.46	800,588	6
Year ended May 31, 2014(t)(z)	0.95	0.95	0.17	0.17	568,904	38
Year ended May 31, 2013(t)(z)	0.99	0.95	0.08	0.11	355,479	73
Year ended May 31, 2012(t)(z)	1.00	0.95	0.17	0.22	273,721	90

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 289

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro QQQ®
Six Months ended November 30, 2016 (Unaudited)(ii)	$52.39	$(0.11)	$9.32		$—	$9.21	$—	$—	$—	$—	$61.60	17.60%	18.67%
Year ended May 31, 2016(ii)	57.51	(0.04)	(5.08	)(i)	—	(5.12)	—	—	—	—	52.39	(8.92)	(9.27)
Year ended May 31, 2015(ii)	34.20	(0.06)	23.39		—	23.33	(0.02)	—	—	(0.02)	57.51	68.23	68.63
Year ended May 31, 2014(v)(ii)	18.00	0.07	16.13		—	16.20	—	—	—	—	34.20	90.05	89.36
Year ended May 31, 2013(v)(ii)	11.38	(0.04)	6.66		—	6.62	—	—	—	—	18.00	58.15	58.48
Year ended May 31, 2012(m)(v)(ii)	11.03	(0.04)	0.38		0.01	0.35	—	—	—	—	11.38	3.18	3.00
UltraPro Dow30SM
Six Months ended November 30, 2016 (Unaudited)	68.45	0.05	17.40		—	17.45	(0.10)	—	—	(0.10)	85.80	25.53	25.94
Year ended May 31, 2016	72.98	0.62	(4.89	)(i)	—	(4.27)	(0.26)	—	—	(0.26)	68.45	(5.83)	(6.04)
Year ended May 31, 2015(z)	58.26	0.41	14.57		—	14.98	(0.26)	—	—	(0.26)	72.98	25.77	25.92
Year ended May 31, 2014(z)	42.68	0.31	15.51		—	15.82	(0.24)	—	—	(0.24)	58.26	37.17	37.57
Year ended May 31, 2013(z)	23.02	0.08	19.63		—	19.71	(0.05)	—	—	(0.05)	42.68	85.66	85.05
Year ended May 31, 2012(n)(z)	25.83	0.10	(2.80	)(i)	—	(2.70)	(0.11)	—	—	(0.11)	23.02	(10.46)	(10.36)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro QQQ®
Six Months ended November 30, 2016 (Unaudited)(ii)	1.01%	0.95%	(0.46)%	(0.39)%	$1,059,604	15%
Year ended May 31, 2016(ii)	1.01	0.95	(0.13)	(0.07)	1,152,489	35
Year ended May 31, 2015(ii)	1.01	0.95	(0.20)	(0.14)	1,035,208	9
Year ended May 31, 2014(v)(ii)	1.04	0.95	0.17	0.26	584,860	11
Year ended May 31, 2013(v)(ii)	1.06	0.95	(0.37)	(0.26)	212,363	65
Year ended May 31, 2012(m)(v)(ii)	1.08	0.95	(0.49)	(0.36)	193,446	21
UltraPro Dow30SM
Six Months ended November 30, 2016 (Unaudited)	1.06	0.95	0.02	0.13	132,995	4
Year ended May 31, 2016	1.03	0.95	0.92	1.00	140,323	5
Year ended May 31, 2015(z)	1.03	0.95	0.53	0.61	109,474	24
Year ended May 31, 2014(z)	1.07	0.95	0.51	0.63	116,521	7
Year ended May 31, 2013(z)	1.19	0.95	0.04	0.28	68,294	4
Year ended May 31, 2012(n)(z)	1.12	0.95	0.30	0.47	43,743	29

See accompanying notes to the financial statements.

290 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro MidCap400
Six Months ended November 30, 2016 (Unaudited)	$58.19	$— (h)	$15.69	$—		$15.69	$—	$—	$—	$—	$73.88	26.96%	26.92%
Year ended May 31, 2016	65.87	0.08	(7.73)	—		(7.65)	(0.03)	—	—	(0.03)	58.19	(11.61)	(11.44)
Year ended May 31, 2015(z)	49.74	0.06	16.13	—		16.19	(0.06)	—	—	(0.06)	65.87	32.55	32.42
Year ended May 31, 2014(t)(z)	32.66	0.01	17.07	—		17.08	—	—	—	—	49.74	52.31	52.28
Year ended May 31, 2013(t)(z)	16.25	(0.06)	16.47	—		16.41	—	—	—	—	32.66	101.00	101.22
Year ended May 31, 2012(t)(z)	25.79	(0.07)	(9.47)	—	(h)	(9.54)	—	—	—	—	16.25	(36.99)	(37.05)
UltraPro Russell2000
Six Months ended November 30, 2016 (Unaudited)	75.06	(0.08)	34.41	—		34.33	—	—	—	—	109.39	45.74	45.82
Year ended May 31, 2016	102.22	(0.15)	(27.01)	—		(27.16)	—	—	—	—	75.06	(26.57)	(26.51)
Year ended May 31, 2015	80.13	(0.07)	22.16	—		22.09	—	—	—	—	102.22	27.55	27.25
Year ended May 31, 2014(t)	54.64	(0.23)	25.72	—		25.49	—	—	—	—	80.13	46.67	46.68
Year ended May 31, 2013(t)	26.38	(0.13)	28.40	—		28.27	(0.01)	—	—	(0.01)	54.64	107.19	107.94
Year ended May 31, 2012(t)	48.71	(0.03)	(22.31)	0.01		(22.33)	— (h)	—	—	— (h)	26.38	(45.84)	(46.07)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro MidCap400
Six Months ended November 30, 2016 (Unaudited)	1.40%	0.95%	(0.46)%	(0.01)%	$29,552	59%
Year ended May 31, 2016	1.41	0.95	(0.31)	0.14	27,641	59
Year ended May 31, 2015(z)	1.16	0.95	(0.10)	0.11	49,403	17
Year ended May 31, 2014(t)(z)	1.43	0.95	(0.45)	0.02	44,770	11
Year ended May 31, 2013(t)(z)	1.43	0.95	(0.74)	(0.26)	26,129	45
Year ended May 31, 2012(t)(z)	1.40	0.95	(0.89)	(0.45)	22,748	115
UltraPro Russell2000
Six Months ended November 30, 2016 (Unaudited)	1.36	0.95	(0.59)	(0.18)	120,329	20
Year ended May 31, 2016	1.47	0.95	(0.73)	(0.20)	93,820	138
Year ended May 31, 2015	1.24	0.95	(0.37)	(0.08)	107,327	38
Year ended May 31, 2014(t)	1.27	0.95	(0.62)	(0.30)	188,317	62
Year ended May 31, 2013(t)	1.35	0.95	(0.75)	(0.35)	114,747	27
Year ended May 31, 2012(t)	1.39	0.95	(0.53)	(0.09)	84,407	93

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 291

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Basic Materials
Six Months ended November 30, 2016 (Unaudited)	$41.90	$0.16	$7.82	$—		$7.98	$(0.13)	$—	$—	$(0.13)	$49.75	19.11%	19.08%
Year ended May 31, 2016	51.81	0.35	(10.11)	—		(9.76)	(0.15)	—	—	(0.15)	41.90	(18.79)	(18.78)
Year ended May 31, 2015	54.10	0.29	(2.35)	—		(2.06)	(0.23)	—	—	(0.23)	51.81	(3.81)	(3.60)
Year ended May 31, 2014	39.31	0.22	16.59	—		16.81	(0.23)	(1.79)	—	(2.02)	54.10	43.91	43.65
Year ended May 31, 2013	30.02	0.32	9.16	—		9.48	(0.19)	—	—	(0.19)	39.31	31.63	31.84
Year ended May 31, 2012	54.30	0.13	(24.36)	—	(h)	(24.23)	(0.05)	—	—	(0.05)	30.02	(44.65)	(44.72)
Ultra Nasdaq Biotechnology
Six Months ended November 30, 2016 (Unaudited)	46.29	(0.13)	(3.51)	—		(3.64)	—	—	—	—	42.65	(7.86)	(7.77)
Year ended May 31, 2016	88.62	(0.44)	(41.89)	—		(42.33)	—	—	—	—	46.29	(47.77)	(47.74)
Year ended May 31, 2015(z)	40.37	(0.47)	48.72	—		48.25	—	—	—	—	88.62	119.54	119.46
Year ended May 31, 2014(v)(z)	24.35	(0.27)	16.29	—		16.02	—	—	—	—	40.37	65.81	65.58
Year ended May 31, 2013(q)(v)(z)	11.89	(0.11)	12.57	—		12.46	—	—	—	—	24.35	104.80	104.41
Year ended May 31, 2012(q)(v)(z)	10.11	(0.07)	1.85 (i)	—	(h)	1.78	—	—	—	—	11.89	17.59	17.84

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Basic Materials
Six Months ended November 30, 2016 (Unaudited)	1.15%	0.95%	0.54%	0.74%	$55,972	3%
Year ended May 31, 2016	1.19	0.95	0.67	0.92	53,423	39
Year ended May 31, 2015	1.09	0.95	0.41	0.55	76,413	9
Year ended May 31, 2014	1.07	0.95	0.38	0.50	117,660	100
Year ended May 31, 2013	1.04	0.95	0.82	0.91	123,811	13
Year ended May 31, 2012	1.00	0.95	0.29	0.34	157,581	28
Ultra Nasdaq Biotechnology
Six Months ended November 30, 2016 (Unaudited)	1.05	0.95	(0.68)	(0.58)	420,116	19
Year ended May 31, 2016	1.04	0.95	(0.77)	(0.68)	483,734	59
Year ended May 31, 2015(z)	1.04	0.95	(0.81)	(0.72)	979,243	41
Year ended May 31, 2014(v)(z)	1.08	0.95	(0.88)	(0.75)	331,007	26
Year ended May 31, 2013(q)(v)(z)	1.32	0.95	(1.01)	(0.65)	111,992	13
Year ended May 31, 2012(q)(v)(z)	1.66	0.95	(1.43)	(0.72)	23,776	39

See accompanying notes to the financial statements.

292 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Consumer Goods
Six Months ended November 30, 2016(ff) (Unaudited)	$37.39	$0.23	$(2.29)	$—	$(2.06)	$(0.11)	$—	$—	$(0.11)	$35.22	(5.53)%	(4.68)%
Year ended May 31, 2016(ff)	33.28	0.36	4.00	—	4.36	(0.25)	—	—	(0.25)	37.39	13.15	11.59
Year ended May 31, 2015(ff)	28.38	0.29	4.81	—	5.10	(0.20)	—	—	(0.20)	33.28	18.00	18.88
Year ended May 31, 2014(t)(ff)	21.71	0.18	6.66	—	6.84	(0.17)	—	—	(0.17)	28.38	31.64	31.15
Year ended May 31, 2013(t)(ff)	14.23	0.11	7.46	—	7.57	(0.09)	—	—	(0.09)	21.71	53.43	52.91
Year ended May 31, 2012(t)(ff)	13.88	0.07	0.32	—	0.39	(0.04)	—	—	(0.04)	14.23	2.78	3.65
Ultra Consumer Services
Six Months ended November 30, 2016 (Unaudited)(ii)	52.93	0.05	4.40	—	4.45	(0.02)	—	—	(0.02)	57.36	8.42	10.69
Year ended May 31, 2016(ii)	53.30	0.08	(0.37)	—	(0.29)	(0.08)	—	—	(0.08)	52.93	(0.53)	(1.67)
Year ended May 31, 2015(ii)	38.50	0.08	14.81	—	14.89	(0.09)	—	—	(0.09)	53.30	38.70	40.95
Year ended May 31, 2014(t)(ii)	27.22	0.03	11.28	—	11.31	(0.03)	—	—	(0.03)	38.50	41.55	39.21
Year ended May 31, 2013(t)(ii)	16.02	0.07	11.22	—	11.29	(0.09)	—	—	(0.09)	27.22	70.57	71.68
Year ended May 31, 2012(t)(ii)	14.52	(0.04)	1.54	—	1.50	—	—	—	—	16.02	10.37	10.92

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Consumer Goods
Six Months ended November 30, 2016(ff) (Unaudited)	1.78%	0.95%	0.37%	1.20%	$8,805	33%
Year ended May 31, 2016(ff)	1.65	0.95	0.35	1.05	16,827	38
Year ended May 31, 2015(ff)	1.55	0.95	0.34	0.94	19,968	34
Year ended May 31, 2014(t)(ff)	2.01	0.95	(0.36)	0.70	19,159	8
Year ended May 31, 2013(t)(ff)	1.76	0.95	(0.16)	0.65	19,543	36
Year ended May 31, 2012(t)(ff)	1.97	0.95	(0.46)	0.56	12,806	3
Ultra Consumer Services
Six Months ended November 30, 2016 (Unaudited)(ii)	1.48	0.95	(0.36)	0.17	22,946	3
Year ended May 31, 2016(ii)	1.48	0.95	(0.37)	0.16	23,819	11
Year ended May 31, 2015(ii)	1.40	0.95	(0.27)	0.18	37,308	54
Year ended May 31, 2014(t)(ii)	1.57	0.95	(0.52)	0.10	23,101	3
Year ended May 31, 2013(t)(ii)	1.99	0.95	(0.70)	0.34	24,500	20
Year ended May 31, 2012(t)(ii)	2.37	0.95	(1.68)	(0.26)	9,613	163

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 293

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Financials
Six Months ended November 30, 2016 (Unaudited)	$70.75	$0.36	$15.20	$—		$15.56	$(0.23)	$—	$—	$(0.23)	$86.08	22.07%	22.09%
Year ended May 31, 2016	74.75	0.60	(4.00)	—		(3.40)	(0.60)	—	—	(0.60)	70.75	(4.52)	(4.57)
Year ended May 31, 2015(z)	60.69	0.43	14.04	—		14.47	(0.41)	—	—	(0.41)	74.75	23.89	23.98
Year ended May 31, 2014(z)	48.11	0.26	12.57	—		12.83	(0.25)	—	—	(0.25)	60.69	26.73	26.68
Year ended May 31, 2013(z)	25.58	0.22	22.53	—		22.75	(0.22)	—	—	(0.22)	48.11	89.38	89.35
Year ended May 31, 2012(z)	33.61	0.14	(8.04)	—	(h)	(7.90)	(0.13)	—	—	(0.13)	25.58	(23.49)	(23.49)
Ultra Gold Miners
Six Months ended November 30, 2016 (Unaudited)	49.61	(0.30)	(12.10)	—		(12.40)	—	—	—	—	37.21	(25.00)	(24.99)
Year ended May 31, 2016(bb)	49.39	(0.25)	0.47	—		0.22	—	—	—	—	49.61	0.45	0.65
February 12, 2015* through May 31, 2015(bb)	60.00	(0.14)	(10.47)	—		(10.61)	—	—	—	—	49.39	(17.68)	(17.90)
Ultra Junior Miners
Six Months ended November 30, 2016 (Unaudited)	68.11	(0.47)	(9.08)	—		(9.55)	—	—	—	—	58.56	(14.03)	(16.46)
Year ended May 31, 2016(bb)	52.83	(0.23)	15.51	—		15.28	—	—	—	—	68.11	28.90	30.97
February 12, 2015* through May 31, 2015(bb)	60.00	(0.14)	(7.03)	—		(7.17)	—	—	—	—	52.83	(11.94)	(11.95)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Financials
Six Months ended November 30, 2016 (Unaudited)	0.97%	0.95%	0.97%	0.99%	$754,894	2%
Year ended May 31, 2016	0.97	0.95	0.85	0.87	691,190	15
Year ended May 31, 2015(z)	0.96	0.95	0.61	0.62	823,692	7
Year ended May 31, 2014(z)	0.97	0.95	0.47	0.48	805,284	3
Year ended May 31, 2013(z)	0.97	0.95	0.63	0.65	789,907	11
Year ended May 31, 2012(z)	0.96	0.95	0.53	0.54	711,696	26
Ultra Gold Miners
Six Months ended November 30, 2016 (Unaudited)	1.67	0.95	(1.64)	(0.92)	11,162	7
Year ended May 31, 2016(bb)	2.85	0.95	(2.59)	(0.69)	7,440	92
February 12, 2015* through May 31, 2015(bb)	4.40	0.95	(4.39)	(0.94)	1,646	18
Ultra Junior Miners
Six Months ended November 30, 2016 (Unaudited)	2.45	0.95	(2.41)	(0.91)	5,855	—
Year ended May 31, 2016(bb)	4.24	0.95	(3.90)	(0.61)	3,405	252
February 12, 2015* through May 31, 2015(bb)	4.23	0.95	(4.22)	(0.94)	2,642	50

*  Commencement of investment operations.

See accompanying notes to the financial statements.

294 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Health Care
Six Months ended November 30, 2016 (Unaudited)	$63.33	$0.02	$(3.88)	$—		$(3.86)	$(0.03)	$—	$—	$(0.03)	$59.44	(6.10)%	(5.89)%
Year ended May 31, 2016	74.54	0.08	(10.66)	—		(10.58)	(0.63)	—	—	(0.63)	63.33	(14.22)	(14.64)
Year ended May 31, 2015(z)	46.63	0.09	27.94	—		28.03	(0.12)	—	—	(0.12)	74.54	60.18	61.20
Year ended May 31, 2014(t)(z)	30.68	0.08	15.97	—		16.05	(0.10)	—	—	(0.10)	46.63	52.43	52.08
Year ended May 31, 2013(t)(z)	16.91	0.12	13.76	—		13.88	(0.11)	—	—	(0.11)	30.68	82.39	81.10
Year ended May 31, 2012(t)(z)	17.16	0.10	(0.24)	—		(0.14)	(0.11)	—	—	(0.11)	16.91	(0.76)	(0.01)
Ultra Industrials
Six Months ended November 30, 2016(ff) (Unaudited)	39.89	0.13	8.21	—		8.34	(0.03)	—	—	(0.03)	48.20	20.90	22.19
Year ended May 31, 2016(ff)	39.54	0.21	0.31 (i)	—		0.52	(0.17)	—	—	(0.17)	39.89	1.34	1.44
Year ended May 31, 2015(ff)	35.81	0.24	3.65	—		3.89	(0.16)	—	—	(0.16)	39.54	10.90	10.89
Year ended May 31, 2014(ff)	24.30	0.11	11.47	—		11.58	(0.07)	—	—	(0.07)	35.81	47.71	46.54
Year ended May 31, 2013(ff)	14.76	0.05	9.53	—		9.58	(0.04)	—	—	(0.04)	24.30	65.01	66.00
Year ended May 31, 2012(ff)	18.12	0.05	(3.37)	—	(h)	(3.32)	(0.04)	—	—	(0.04)	14.76	(18.34)	(18.28)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Health Care
Six Months ended November 30, 2016 (Unaudited)	1.11%	0.95%	(0.10)%	0.06%	$66,870	3%
Year ended May 31, 2016	1.06	0.95	— (k)	0.11	87,073	19
Year ended May 31, 2015(z)	1.03	0.95	0.06	0.14	231,069	22
Year ended May 31, 2014(t)(z)	1.11	0.95	0.06	0.22	97,928	7
Year ended May 31, 2013(t)(z)	1.18	0.95	0.30	0.53	73,641	5
Year ended May 31, 2012(t)(z)	1.24	0.95	0.38	0.67	35,507	3
Ultra Industrials
Six Months ended November 30, 2016(ff) (Unaudited)	1.66	0.95	(0.12)	0.60	19,280	4
Year ended May 31, 2016(ff)	1.63	0.95	(0.09)	0.58	17,952	34
Year ended May 31, 2015(ff)	1.32	0.95	0.26	0.64	35,589	23
Year ended May 31, 2014(ff)	1.47	0.95	(0.15)	0.37	32,230	27
Year ended May 31, 2013(ff)	1.62	0.95	(0.39)	0.28	21,867	141
Year ended May 31, 2012(ff)	1.39	0.95	(0.10)	0.35	19,921	9
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 295

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Oil & Gas
Six Months ended November 30, 2016 (Unaudited)	$35.59	$0.18	$6.70	$—		$6.88	$(0.22)	$—	$—	$(0.22)	$42.25	19.42%	19.26%
Year ended May 31, 2016	52.04	0.62	(16.65)	—		(16.03)	(0.42)	—	—	(0.42)	35.59	(30.79)	(30.78)
Year ended May 31, 2015	79.94	0.71	(28.06)	—		(27.35)	(0.55)	—	—	(0.55)	52.04	(34.31)	(33.64)
Year ended May 31, 2014	56.94	0.32	22.94	—		23.26	(0.26)	—	—	(0.26)	79.94	40.97	39.51
Year ended May 31, 2013	36.87	0.31	19.98	—		20.29	(0.22)	—	—	(0.22)	56.94	55.12	55.23
Year ended May 31, 2012	57.45	0.07	(20.60)	—	(h)	(20.53)	(0.05)	—	—	(0.05)	36.87	(35.77)	(35.73)
Ultra Oil & Gas Exploration & Production
Six Months ended November 30, 2016 (Unaudited)	27.26	0.01	8.64	—		8.65	— (h)	—	(0.01)	(0.01)	35.90	31.77	22.43
June 22, 2015* through May 31, 2016(bb)	60.00	0.03	(32.74)	—		(32.71)	(0.02)	—	(0.01)	(0.03)	27.26	(54.50)	(53.62)
Ultra Real Estate
Six Months ended November 30, 2016 (Unaudited)	114.17	0.49	(8.41)	—		(7.92)	(0.20)	—	—	(0.20)	106.05	(6.96)	(6.96)
Year ended May 31, 2016	101.64	1.49	12.19	—		13.68	(1.15)	—	—	(1.15)	114.17	13.58	13.61
Year ended May 31, 2015	88.73	1.14	12.75	—		13.89	(0.98)	—	—	(0.98)	101.64	15.69	15.70
Year ended May 31, 2014	78.54	1.10	10.11	—		11.21	(1.02)	—	—	(1.02)	88.73	14.58	14.42
Year ended May 31, 2013	59.34	0.63	18.95	—		19.58	(0.38)	—	—	(0.38)	78.54	33.08	33.36
Year ended May 31, 2012	63.84	0.57	(4.30)	—	(h)	(3.73)	(0.77)	—	—	(0.77)	59.34	(5.61)	(5.79)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Oil & Gas
Six Months ended November 30, 2016 (Unaudited)	1.05%	0.95%	0.88%	0.98%	$170,064	2%
Year ended May 31, 2016	1.08	0.95	1.69	1.82	148,605	15
Year ended May 31, 2015	1.06	0.95	1.04	1.14	165,228	15
Year ended May 31, 2014	1.05	0.95	0.40	0.50	149,880	29
Year ended May 31, 2013	1.03	0.95	0.58	0.66	145,196	45
Year ended May 31, 2012	1.00	0.95	0.10	0.15	226,724	23
Ultra Oil & Gas Exploration & Production
Six Months ended November 30, 2016 (Unaudited)	8.08	0.95	(7.05)	0.08	1,795	16
June 22, 2015* through May 31, 2016(bb)	4.87	0.95	(3.81)	0.12	1,363	88
Ultra Real Estate
Six Months ended November 30, 2016 (Unaudited)	1.01	0.95	0.74	0.80	178,091	4
Year ended May 31, 2016	1.02	0.95	1.41	1.48	203,143	16
Year ended May 31, 2015	1.00	0.95	1.09	1.13	252,012	14
Year ended May 31, 2014	1.00	0.95	1.44	1.49	308,713	84
Year ended May 31, 2013	0.99	0.95	0.83	0.87	367,516	48
Year ended May 31, 2012	0.97	0.95	1.03	1.06	326,653	11

*  Commencement of investment operations.

See accompanying notes to the financial statements.

296 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra S&P Regional Banking
Six Months ended November 30, 2016 (Unaudited)(ii)	$46.36	$0.16	$25.12	$—		$25.28	$(0.20)	$—	$—	$(0.20)	$71.44	54.80%	59.25%
Year ended May 31, 2016(ii)	49.27	0.39	(2.93)	—		(2.54)	(0.37)	—	—	(0.37)	46.36	(5.16)	(6.18)
Year ended May 31, 2015(ii)	39.08	0.50	9.94	—		10.44	(0.25)	—	—	(0.25)	49.27	26.78	26.67
Year ended May 31, 2014(ii)	29.16	0.29	9.88	—		10.17	(0.25)	—	—	(0.25)	39.08	34.92	38.34
Year ended May 31, 2013(ii)	21.36	0.23	7.84	—		8.07	(0.27)	—	—	(0.27)	29.16	38.12	37.71
Year ended May 31, 2012(ii)	23.56	0.12	(2.22)	0.01		(2.09)	(0.10)	—	(0.01)	(0.11)	21.36	(8.84)	(9.35)
Ultra Semiconductors
Six Months ended November 30, 2016 (Unaudited)(ii)	43.91	0.22	20.70	—		20.92	(0.07)	—	—	(0.07)	64.76	47.70	48.24
Year ended May 31, 2016(ii)	51.62	0.29	(7.80)	—		(7.51)	(0.20)	—	—	(0.20)	43.91	(14.53)	(14.28)
Year ended May 31, 2015(ii)	32.42	0.28	19.33	—		19.61	(0.41)	—	—	(0.41)	51.62	60.68	61.09
Year ended May 31, 2014(ii)	21.17	0.16	11.29	—		11.45	(0.20)	—	—	(0.20)	32.42	54.33	53.24
Year ended May 31, 2013(ii)	16.77	0.13	4.39	—		4.52	(0.12)	—	—	(0.12)	21.17	27.07	27.26
Year ended May 31, 2012(ii)	22.60	0.03	(5.81)	—	(h)	(5.78)	(0.05)	—	—	(0.05)	16.77	(25.62)	(25.40)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra S&P Regional Banking
Six Months ended November 30, 2016 (Unaudited)(ii)	2.72%	0.95%	(1.09)%	0.69%	$7,144	34%
Year ended May 31, 2016(ii)	2.43	0.95	(0.63)	0.85	6,955	107
Year ended May 31, 2015(ii)	2.43	0.95	(0.33)	1.14	9,855	77
Year ended May 31, 2014(ii)	1.69	0.95	(0.02)	0.72	11,725	23
Year ended May 31, 2013(ii)	4.32	0.95	(2.41)	0.96	2,916	62
Year ended May 31, 2012(ii)	4.26	0.95	(2.72)	0.59	4,272	49
Ultra Semiconductors
Six Months ended November 30, 2016 (Unaudited)(ii)	1.36	0.95	0.40	0.80	29,141	2
Year ended May 31, 2016(ii)	1.47	0.95	0.23	0.75	24,150	54
Year ended May 31, 2015(ii)	1.26	0.95	0.35	0.67	38,713	50
Year ended May 31, 2014(ii)	1.36	0.95	0.25	0.65	29,174	31
Year ended May 31, 2013(ii)	1.29	0.95	0.42	0.76	34,927	47
Year ended May 31, 2012(ii)	1.20	0.95	(0.10)	0.15	32,711	16

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 297

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Technology
Six Months ended November 30, 2016 (Unaudited)	$78.83	$—	(h)	$16.04	$—		$16.04	$(0.05)	$—	$—	$(0.05)	$94.82	20.36%	20.76%
Year ended May 31, 2016	83.37	0.19		(4.56)	—		(4.37)	(0.17)	—	—	(0.17)	78.83	(5.23)	(5.31)
Year ended May 31, 2015(z)	62.06	0.14		21.35	—		21.49	(0.18)	—	—	(0.18)	83.37	34.66	34.51
Year ended May 31, 2014(z)	41.29	0.09		20.72	—		20.81	(0.04)	—	—	(0.04)	62.06	50.41	50.34
Year ended May 31, 2013(z)	34.65	0.03		6.62	—		6.65	(0.01)	—	—	(0.01)	41.29	19.20	19.27
Year ended May 31, 2012(z)	34.03	(0.11)		0.73	—	(h)	0.62	—	—	—	—	34.65	1.81	1.76
Ultra Telecommunications
Six Months ended November 30, 2016 (Unaudited)(ii)	50.10	0.32		0.30 (i)	—		0.62	(0.22)	—	—	(0.22)	50.50	1.24	7.17
Year ended May 31, 2016(ii)	46.36	0.34		3.94	—		4.28	(0.40)	—	(0.14)	(0.54)	50.10	9.40	9.32
Year ended May 31, 2015(ii)	46.28	0.57		(0.01)	—		0.56	(0.48)	—	—	(0.48)	46.36	1.19	4.28
Year ended May 31, 2014(ii)	34.54	0.41		11.75	—		12.16	(0.42)	—	—	(0.42)	46.28	35.51	28.00
Year ended May 31, 2013(ii)	22.16	0.16		12.32	—		12.48	(0.09)	—	(0.01)	(0.10)	34.54	56.40	59.22
Year ended May 31, 2012(ii)	32.94	0.11		(10.80)	—	(h)	(10.69)	(0.09)	—	—	(0.09)	22.16	(32.48)	(32.46)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Technology
Six Months ended November 30, 2016 (Unaudited)	1.07%	0.95%	(0.13)%	(0.01)%	$116,158	3%
Year ended May 31, 2016	1.08	0.95	0.12	0.25	102,485	8
Year ended May 31, 2015(z)	1.04	0.95	0.10	0.19	166,731	14
Year ended May 31, 2014(z)	1.07	0.95	0.07	0.18	148,937	44
Year ended May 31, 2013(z)	1.12	0.95	(0.08)	0.08	123,865	65
Year ended May 31, 2012(z)	1.09	0.95	(0.48)	(0.34)	83,159	4
Ultra Telecommunications
Six Months ended November 30, 2016 (Unaudited)(ii)	2.96	0.95	(0.79)	1.21	5,050	16
Year ended May 31, 2016(ii)	3.51	0.95	(1.77)	0.79	5,010	30
Year ended May 31, 2015(ii)	2.78	0.95	(0.60)	1.23	6,954	158
Year ended May 31, 2014(ii)	2.96	0.95	(1.01)	1.00	6,942	—
Year ended May 31, 2013(ii)	3.72	0.95	(2.24)	0.52	5,180	27
Year ended May 31, 2012(ii)	4.17	0.95	(2.77)	0.45	3,324	178

See accompanying notes to the financial statements.

298 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Utilities
Six Months ended November 30, 2016(ff) (Unaudited)	$39.34	$0.32	$(3.36)	$—	$(3.04)	$(0.30)	$—	$—	$(0.30)	$36.00	(7.83)%	(5.73)%
Year ended May 31, 2016(ff)	31.51	0.59	7.90	—	8.49	(0.66)	—	—	(0.66)	39.34	27.56	26.45
Year ended May 31, 2015(ff)	28.96	0.63	2.62 (i)	—	3.25	(0.70)	—	—	(0.70)	31.51	11.22	12.38
Year ended May 31, 2014(ff)	21.76	0.56	7.12	—	7.68	(0.48)	—	—	(0.48)	28.96	35.94	33.73
Year ended May 31, 2013(ff)	18.28	0.35	3.52	—	3.87	(0.39)	—	—	(0.39)	21.76	21.38	22.05
Year ended May 31, 2012(ff)	16.52	0.31	1.74	—	2.05	(0.29)	—	—	(0.29)	18.28	12.61	13.45
UltraPro Nasdaq Biotechnology
Six Months ended November 30, 2016 (Unaudited)	27.95	(0.07)	(4.50)	—	(4.57)	—	—	—	—	23.38	(16.37)	(16.73)
June 22, 2015* through May 31, 2016(cc)	100.00	(0.22)	(71.83)	—	(72.05)	—	—	—	—	27.95	(72.05)	(71.91)
UltraPro Financial Select Sector
Six Months ended November 30, 2016 (Unaudited)(ii)	36.90	0.05	20.03	—	20.08	—	—	—	—	56.98	54.41	54.59
Year ended May 31, 2016(ii)	43.43	0.21	(6.62)	—	(6.41)	(0.12)	—	—	(0.12)	36.90	(14.79)	(14.88)
Year ended May 31, 2015(ii)	32.37	0.14	11.07	—	11.21	(0.15)	—	—	(0.15)	43.43	34.67	35.99
Year ended May 31, 2014(v)(ii)	23.36	0.17	8.93	—	9.10	(0.09)	—	—	(0.09)	32.37	38.96	35.79
July 10, 2012* through May 31, 2013(v)(ii)	10.00	0.01	13.37	—	13.38	(0.02)	—	—	(0.02)	23.36	133.94	137.86

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Utilities
Six Months ended November 30, 2016(ff) (Unaudited)	1.63%	0.95%	0.87%	1.55%	$13,499	6%
Year ended May 31, 2016(ff)	1.60	0.95	1.22	1.86	17,701	10
Year ended May 31, 2015(ff)	1.33	0.95	1.61	1.99	33,081	7
Year ended May 31, 2014(ff)	1.74	0.95	1.47	2.26	32,585	5
Year ended May 31, 2013(ff)	1.65	0.95	1.03	1.74	14,688	4
Year ended May 31, 2012(ff)	1.70	0.95	1.09	1.84	16,454	4
UltraPro Nasdaq Biotechnology
Six Months ended November 30, 2016 (Unaudited)	1.39	0.95	(1.00)	(0.56)	37,405	37
June 22, 2015* through May 31, 2016(cc)	1.36	0.95	(1.02)	(0.61)	43,326	128
UltraPro Financial Select Sector
Six Months ended November 30, 2016 (Unaudited)(ii)	2.54	0.95	(1.35)	0.24	11,397	17
Year ended May 31, 2016(ii)	2.33	0.95	(0.83)	0.55	9,226	116
Year ended May 31, 2015(ii)	2.01	0.95	(0.68)	0.38	13,030	18
Year ended May 31, 2014(v)(ii)	1.49	0.95	0.07	0.61	29,135	15
July 10, 2012* through May 31, 2013(v)(ii)	3.00	0.95	(1.98)	0.07	9,343	2

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 299

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI EAFE
Six Months ended November 30, 2016 (Unaudited)	$86.63	$(0.29)	$(3.22	)(i)	$—		$(3.51)	$—	$—	$—	$—	$83.12	(4.05)%	(4.08)%
Year ended May 31, 2016	112.77	(0.70)	(25.44)		—		(26.14)	—	—	—	—	86.63	(23.18)	(25.17)
Year ended May 31, 2015	118.73	(1.02)	(4.94)		—		(5.96)	—	—	—	—	112.77	(5.02)	(2.72)
Year ended May 31, 2014	87.25	(1.00)	32.42		0.06		31.48	—	—	—	—	118.73	36.09	31.08
Year ended May 31, 2013	53.57	(0.66)	34.33		0.01		33.68	—	—	—	—	87.25	62.86	71.65
Year ended May 31, 2012	94.73	(0.62)	(40.54)		—		(41.16)	—	—	—	—	53.57	(43.45)	(43.23)
Ultra MSCI Emerging Markets
Six Months ended November 30, 2016 (Unaudited)	46.15	(0.20)	6.26		—		6.06	—	—	—	—	52.21	13.14	13.88
Year ended May 31, 2016	72.71	(0.42)	(26.14)		—		(26.56)	—	—	—	—	46.15	(36.53)	(36.83)
Year ended May 31, 2015	77.41	(0.71)	(3.99)		—	(h)	(4.70)	—	—	—	—	72.71	(6.07)	(6.17)
Year ended May 31, 2014	73.02	(0.66)	5.04		0.01		4.39	—	—	—	—	77.41	6.01	6.37
Year ended May 31, 2013	61.33	(0.66)	12.34		0.01		11.69	—	—	—	—	73.02	19.06	18.59
Year ended May 31, 2012	110.95	(0.62)	(49.00)		—		(49.62)	—	—	—	—	61.33	(44.72)	(44.37)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI EAFE
Six Months ended November 30, 2016 (Unaudited)	1.10%	0.95%	(0.83)%	(0.69)%	$10,390	—%
Year ended May 31, 2016	1.25	0.95	(1.08)	(0.78)	93,124	—
Year ended May 31, 2015	1.23	0.95	(1.21)	(0.93)	16,915	—
Year ended May 31, 2014	1.47	0.95	(1.46)	(0.94)	47,493	—
Year ended May 31, 2013	1.88	0.95	(1.82)	(0.88)	8,725	—
Year ended May 31, 2012	2.09	0.95	(2.06)	(0.91)	8,036	—
Ultra MSCI Emerging Markets
Six Months ended November 30, 2016 (Unaudited)	1.19	0.95	(0.98)	(0.73)	24,799	—
Year ended May 31, 2016	1.35	0.95	(1.23)	(0.83)	26,534	—
Year ended May 31, 2015	1.20	0.95	(1.17)	(0.92)	47,259	—
Year ended May 31, 2014	1.19	0.95	(1.17)	(0.94)	42,575	—
Year ended May 31, 2013	1.18	0.95	(1.10)	(0.87)	36,511	—
Year ended May 31, 2012	1.33	0.95	(1.17)	(0.79)	21,465	—	(j)

See accompanying notes to the financial statements.

300 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra FTSE Europe
Six Months ended November 30, 2016 (Unaudited)	$39.03	$(0.14)	$(5.03)		$—		$(5.17)	$—	$—	$—	$—	$33.86	(13.26)%	(13.04)%
Year ended May 31, 2016	50.16	(0.37)	(10.76)		—		(11.13)	—	—	—	—	39.03	(22.20)	(21.86)
Year ended May 31, 2015	56.07	(0.46)	(5.47)		0.02		(5.91)	—	—	—	—	50.16	(10.53)	(10.87)
Year ended May 31, 2014	37.32	(0.45)	19.16		0.04		18.75	—	—	—	—	56.07	50.25	50.35
Year ended May 31, 2013	21.30	(0.29)	16.30		0.01		16.02	—	—	—	—	37.32	75.17	75.23
Year ended May 31, 2012	42.37	(0.26)	(20.81)		—		(21.07)	—	—	—	—	21.30	(49.72)	(48.89)
Ultra MSCI Brazil Capped
Six Months ended November 30, 2016 (Unaudited)	34.78	(0.24)	22.78		—		22.54	—	—	—	—	57.32	64.82	64.40
Year ended May 31, 2016(bb)	63.69	(0.31)	(28.60)		—		(28.91)	—	—	—	—	34.78	(45.40)	(45.47)
Year ended May 31, 2015(bb)	142.15	(0.93)	(77.53)		—		(78.46)	—	—	—	—	63.69	(55.19)	(56.87)
Year ended May 31, 2014(bb)	171.26	(1.27)	(27.86)		0.02		(29.11)	—	—	—	—	142.15	(17.00)	(13.81)
Year ended May 31, 2013(r)(bb)	178.69	(1.70)	(5.75	)(i)	0.02		(7.43)	—	—	—	—	171.26	(4.16)	(4.57)
Year ended May 31, 2012(r)(bb)	404.64	(2.51)	(223.44)		—	(h)	(225.95)	—	—	—	—	178.69	(55.84)	(55.58)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra FTSE Europe
Six Months ended November 30, 2016 (Unaudited)	1.68%	0.95%	(1.47)%	(0.75)%	$8,464	—%
Year ended May 31, 2016	1.29	0.95	(1.23)	(0.89)	10,733	—
Year ended May 31, 2015	1.25	0.95	(1.24)	(0.93)	42,639	—
Year ended May 31, 2014	1.34	0.95	(1.34)	(0.95)	28,035	—
Year ended May 31, 2013	2.39	0.95	(2.33)	(0.89)	9,330	—
Year ended May 31, 2012	4.98	0.95	(4.95)	(0.92)	2,130	—
Ultra MSCI Brazil Capped
Six Months ended November 30, 2016 (Unaudited)	1.18	0.95	(1.06)	(0.83)	23,878	—
Year ended May 31, 2016(bb)	2.36	0.95	(2.23)	(0.82)	14,487	—
Year ended May 31, 2015(bb)	2.03	0.95	(2.00)	(0.92)	7,430	—
Year ended May 31, 2014(bb)	2.30	0.95	(2.29)	(0.94)	7,105	—
Year ended May 31, 2013(r)(bb)	1.87	0.95	(1.78)	(0.86)	8,560	—
Year ended May 31, 2012(r)(bb)	1.72	0.95	(1.68)	(0.91)	8,935	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 301

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra FTSE China 50
Six Months ended November 30, 2016 (Unaudited)	$42.46	$(0.20)	$10.38	$—		$10.18	$—	$—	$—	$—	$52.64	23.97%	24.20%
Year ended May 31, 2016	92.53	(0.47)	(49.60)	—		(50.07)	—	—	—	—	42.46	(54.12)	(54.26)
Year ended May 31, 2015	52.45	(0.65)	40.72	0.01		40.08	—	—	—	—	92.53	76.43	77.23
Year ended May 31, 2014	49.01	(0.47)	3.91	—	(h)	3.44	—	—	—	—	52.45	7.03	6.76
Year ended May 31, 2013	41.13	(0.44)	8.32	—	(h)	7.88	—	—	—	—	49.01	19.16	18.81
Year ended May 31, 2012	80.35	(0.49)	(38.74)	0.01		(39.22)	—	—	—	—	41.13	(48.82)	(48.59)
Ultra MSCI Japan
Six Months ended November 30, 2016 (Unaudited)	80.11	(0.35)	9.64	—		9.29	—	—	—	—	89.40	11.60	11.26
Year ended May 31, 2016	102.43	(0.77)	(21.55)	—		(22.32)	—	—	—	—	80.11	(21.80)	(21.40)
Year ended May 31, 2015	81.40	(0.81)	21.84	—		21.03	—	—	—	—	102.43	25.84	26.03
Year ended May 31, 2014	73.36	(0.76)	8.74	0.06		8.04	—	—	—	—	81.40	10.96	10.41
Year ended May 31, 2013	49.29	(0.56)	24.60	0.03		24.07	—	—	—	—	73.36	48.83	50.13
Year ended May 31, 2012	67.20	(0.55)	(17.37)	0.01		(17.91)	—	—	—	—	49.29	(26.65)	(27.37)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra FTSE China 50
Six Months ended November 30, 2016 (Unaudited)	1.22%	0.95%	(1.06)%	(0.79)%	$39,477	—%
Year ended May 31, 2016	1.30	0.95	(1.22)	(0.87)	19,105	—
Year ended May 31, 2015	1.16	0.95	(1.13)	(0.92)	74,026	—
Year ended May 31, 2014	1.19	0.95	(1.17)	(0.93)	41,960	—
Year ended May 31, 2013	1.22	0.95	(1.13)	(0.86)	39,205	—
Year ended May 31, 2012	1.22	0.95	(1.18)	(0.91)	24,676	—
Ultra MSCI Japan
Six Months ended November 30, 2016 (Unaudited)	1.54	0.95	(1.40)	(0.81)	11,175	—
Year ended May 31, 2016	1.46	0.95	(1.39)	(0.88)	10,013	—
Year ended May 31, 2015	1.27	0.95	(1.25)	(0.93)	25,607	—
Year ended May 31, 2014	1.22	0.95	(1.20)	(0.93)	28,489	—
Year ended May 31, 2013	1.52	0.95	(1.47)	(0.90)	44,016	—
Year ended May 31, 2012	1.36	0.95	(1.33)	(0.92)	17,252	—

See accompanying notes to the financial statements.

302 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI Mexico Capped IMI
Six Months ended November 30, 2016 (Unaudited)	$23.14	$(0.09)	$(5.56)	$—	$(5.65)	$—	$—	$—	$—	$17.49	(24.44)%	(24.84)%
Year ended May 31, 2016	32.43	(0.22)	(9.07)	—	(9.29)	—	—	—	—	23.14	(28.63)	(28.19)
Year ended May 31, 2015	42.06	(0.36)	(9.27)	—	(9.63)	—	—	—	—	32.43	(22.90)	(25.15)
Year ended May 31, 2014	45.46	(0.38)	(3.03)	0.01	(3.40)	—	—	—	—	42.06	(7.48)	(1.66)
Year ended May 31, 2013	29.27	(0.42)	16.61	—	16.19	—	—	—	—	45.46	55.30	44.40
Year ended May 31, 2012	41.50	(0.31)	(11.92)	—	(12.23)	—	—	—	—	29.27	(29.48)	(26.21)
Ultra 7-10 Year Treasury
Six Months ended November 30, 2016 (Unaudited)	60.90	0.12	(4.32)	—	(4.20)	(0.15)	—	—	(0.15)	56.55	(6.92)	(7.19)
Year ended May 31, 2016	57.01	0.30	3.95	—	4.25	(0.36)	—	—	(0.36)	60.90	7.51	7.86
Year ended May 31, 2015	54.34	0.42	4.27 (i)	0.08	4.77	(2.10)	—	—	(2.10)	57.01	9.07	8.95
Year ended May 31, 2014	54.78	0.20	(0.05)	0.18	0.33	(0.77)	—	—	(0.77)	54.34	0.66	0.02
Year ended May 31, 2013	56.91	— (h)	(2.20)	0.08	(2.12)	(0.01)	—	—	(0.01)	54.78	(3.72)	(3.80)
Year ended May 31, 2012(m)	43.53	0.09	13.26	0.04	13.39	(0.01)	—	—	(0.01)	56.91	30.74	31.22

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI Mexico Capped IMI
Six Months ended November 30, 2016 (Unaudited)	2.95%	0.95%	(2.76)%	(0.76)%	$4,372	—%
Year ended May 31, 2016	3.14	0.95	(3.05)	(0.86)	3,471	—
Year ended May 31, 2015	2.50	0.95	(2.46)	(0.92)	4,864	—
Year ended May 31, 2014	3.13	0.95	(3.13)	(0.95)	6,308	—
Year ended May 31, 2013	4.37	0.95	(4.32)	(0.90)	4,546	—
Year ended May 31, 2012	7.68	0.95	(7.66)	(0.92)	1,463	—
Ultra 7-10 Year Treasury
Six Months ended November 30, 2016 (Unaudited)	1.16	0.95	0.17	0.38	31,101	84
Year ended May 31, 2016	1.15	0.95	0.32	0.52	66,986	140
Year ended May 31, 2015	1.02	0.95	0.69	0.77	62,710	349
Year ended May 31, 2014	0.96	0.95	0.38	0.38	1,931,642	739
Year ended May 31, 2013	0.99	0.95	(0.04)	— (k)	1,133,980	289
Year ended May 31, 2012(m)	1.06	0.95	0.07	0.17	600,388	146
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 303

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra 20+ Year Treasury
Six Months ended November 30, 2016 (Unaudited)	$86.60	$0.49	$(12.25)	$—		$(11.76)	$(0.34)	$—	$—	$(0.34)	$74.50	(13.66)%	(13.88)%
Year ended May 31, 2016	77.32	1.03	9.43	—		10.46	(1.18)	—	—	(1.18)	86.60	13.77	14.50
Year ended May 31, 2015	64.98	0.93	12.22	—		13.15	(0.81)	—	—	(0.81)	77.32	20.32	19.64
Year ended May 31, 2014	62.23	0.14	2.65	0.02		2.81	(0.06)	—	—	(0.06)	64.98	4.54	3.46
Year ended May 31, 2013	74.98	0.36	(13.13)	0.05		(12.72)	(0.03)	—	—	(0.03)	62.23	(16.97)	(17.06)
Year ended May 31, 2012(m)	42.73	0.02	32.45	0.09		32.56	(0.31)	—	—	(0.31)	74.98	76.65	77.93
Ultra High Yield
Six Months ended November 30, 2016 (Unaudited)	54.19	0.67	4.67	—		5.34	(0.69)	—	—	(0.69)	58.84	9.90	0.95
Year ended May 31, 2016	60.00	1.75	(5.89)	—		(4.14)	(1.67)	—	—	(1.67)	54.19	(6.75)	0.34
Year ended May 31, 2015	60.36	0.82	(0.68)	—		0.14	(0.50)	—	—	(0.50)	60.00	0.25	0.61
Year ended May 31, 2014	51.92	(0.18)	8.61	0.01		8.44	—	—	—	—	60.36	16.25	14.75
Year ended May 31, 2013	41.27	(0.43)	11.08	—	(h)	10.65	—	—	—	—	51.92	25.83	25.39
Year ended May 31, 2012	40.70	(0.37)	0.93 (i)	0.01		0.57	—	—	—	—	41.27	1.39	4.02

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra 20+ Year Treasury
Six Months ended November 30, 2016 (Unaudited)	1.11%	0.95%	0.88%	1.04%	$42,836	30%
Year ended May 31, 2016	1.18	0.95	1.09	1.32	49,793	18
Year ended May 31, 2015	1.15	0.95	0.99	1.19	57,991	48
Year ended May 31, 2014	1.51	0.95	(0.32)	0.25	29,243	146
Year ended May 31, 2013	1.65	0.95	(0.18)	0.52	18,669	163
Year ended May 31, 2012(m)	1.55	0.95	(0.56)	0.04	18,745	203
Ultra High Yield
Six Months ended November 30, 2016 (Unaudited)	11.18	0.95	(7.92)	2.31	2,942	—
Year ended May 31, 2016	8.37	0.95	(4.13)	3.29	1,355	12
Year ended May 31, 2015	5.91	0.95	(3.58)	1.38	3,000	387
Year ended May 31, 2014	6.25	0.95	(5.63)	(0.33)	3,018	47
Year ended May 31, 2013	3.27	0.95	(3.19)	(0.88)	2,596	—	(j)
Year ended May 31, 2012	3.02	0.95	(2.98)	(0.91)	4,127	—

See accompanying notes to the financial statements.

304 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

(k)  Less than 0.005%.

(l)  Per share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective October 13, 2011.

(m)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 11, 2012.

(n)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective May 11, 2012.

(o)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

(p)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 11, 2012.

(q)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective October 5, 2012.

(r)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

(s)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

(t)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

(u)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

(v)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 24, 2014.

(w)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 6, 2014.

(x)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 6, 2014.

(y)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 20, 2015.

(z)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 20, 2015.

(aa)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective November 13, 2015.

(bb)  Per share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective November 13, 2015.

(cc)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 13, 2015.

(dd)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective June 24, 2016.

(ee)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective July 25, 2016.

(ff)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective July 25, 2016.

(gg)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 12, 2017.

(hh)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 12, 2017.

(ii)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 12, 2017.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 305

NOTES TO FINANCIAL STATEMENTS

306 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 124 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the "Funds" and individually, a "Fund"). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act.

The net asset value per share ("NAV") of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each Business Day. The NAV of Short 7-10 Year Treasury, Short 20+ Year Treasury, UltraShort 3-7 Year Treasury, UltraShort 7-10 Year Treasury, UltraShort 20+ Year Treasury, UltraShort TIPS, UltraPro Short 20+ Year Treasury, Ultra 7-10 Year Treasury and Ultra 20+ Year Treasury is generally determined at 3:00 p.m. (Eastern Time) on each Business Day.

UltraShort Junior Miners, UltraShort Homebuilders & Supplies, UltraShort MSCI Pacific ex-Japan, Short Investment Grade Corporate, Ultra Homebuilders & Supplies, Ultra MSCI Pacific ex-Japan and Ultra Investment Grade Corporate were liquidated on August 26, 2016.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Exchange traded funds are generally valued at the closing price, if available, or at the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities. Fixed-income securities maturing in sixty days or less may also be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity and bond futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors (the "Advisor") determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 307

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of November 30, 2016, based on levels assigned to securities on May 31, 2016.

The following is a summary of the valuations as of November 30, 2016, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements
Short S&P500®	—	—	$(1,499,746)	—	—	$1,716,369,372	$424,828,159	$(140,676,043)	$2,141,197,531	$(142,175,789)
Short QQQ®	—	—	64,887	—	—	263,936,390	66,021,403	(13,169,726)	329,957,793	(13,104,839)
Short Dow30SM	—	—	(335,416)	—	—	263,099,655	73,295,345	(26,870,406)	336,395,000	(27,205,822)
Short MidCap400	—	—	(40,466)	—	—	18,997,231	3,572,030	(4,232,651)	22,569,261	(4,273,117)
Short Russell2000	—	—	(7,186)	—	—	360,591,371	100,123,130	(56,078,402)	460,714,501	(56,085,588)
Short SmallCap600	—	—	—	—	—	8,997,944	866,996	(2,214,683)	9,864,940	(2,214,683)
UltraShort S&P500®	—	—	(1,161,627)	—	—	1,627,629,464	402,757,958	(193,238,551)	2,030,387,422	(194,400,178)
UltraShort QQQ®	—	—	133,546	—	—	325,875,018	84,378,568	(32,748,188)	410,253,586	(32,614,642)
UltraShort Dow30SM	—	—	(145,828)	—	—	230,653,956	49,396,832	(40,984,685)	280,050,788	(41,130,513)
UltraShort MidCap400	—	—	(39,484)	—	—	13,996,317	1,723,747	(3,685,533)	15,720,064	(3,725,017)
UltraShort Russell2000	—	—	17,249	—	—	155,899,064	49,914,124	(52,162,282)	205,813,188	(52,145,033)
UltraShort SmallCap600	—	—	—	—	—	1,999,543	719,497	(1,102,088)	2,719,040	(1,102,088)
UltraPro Short S&P500®	—	—	(108,609)	—	—	729,305,941	157,011,634	(131,813,994)	886,317,575	(131,922,603)
UltraPro Short QQQ®	—	—	316,643	—	—	500,835,096	115,467,934	(46,709,413)	616,303,030	(46,392,770)
UltraPro Short Dow30SM	—	—	(82,378)	—	—	204,905,486	70,625,064	(39,042,795)	275,530,550	(39,125,173)
UltraPro Short MidCap400	—	—	(26,898)	—	—	1,999,528	632,093	(1,271,260)	2,631,621	(1,298,158)
UltraPro Short Russell2000	—	—	2,982	—	—	106,947,244	32,237,002	(38,531,177)	139,184,246	(38,528,195)
Short Basic Materials	—	—	—	—	—	1,499,657	671,587	(769,361)	2,171,244	(769,361)
Short Financials	—	—	—	—	—	30,493,673	2,464,949	(7,546,534)	32,958,622	(7,546,534)
Short Oil & Gas	—	—	—	—	—	3,999,071	1,019,554	(1,662,431)	5,018,625	(1,662,431)
Short Real Estate	—	—	—	—	—	14,999,501	2,839,187	(1,477,427)	17,838,688	(1,477,427)
Short S&P Regional Banking	—	—	—	—	—	999,772	856,309	(337,988)	1,856,081	(337,988)
UltraShort Basic Materials	—	—	—	—	—	4,000,624	3,407,224	(1,180,375)	7,407,848	(1,180,375)
UltraShort Nasdaq Biotechnology	—	—	—	—	—	53,992,162	17,480,897	(4,076,600)	71,473,059	(4,076,600)
UltraShort Consumer Goods	—	—	—	—	—	2,599,406	384,941	6,147	2,984,347	6,147
UltraShort Consumer Services	—	—	—	—	—	999,772	1,366,074	(222,422)	2,365,846	(222,422)
UltraShort Financials	—	—	—	—	—	54,473,882	10,862,129	(21,464,598)	65,336,011	(21,464,598)
UltraShort Gold Miners	—	—	—	—	—	—	2,307,250	(309,481)	2,307,250	(309,481)
UltraShort Health Care	—	—	—	—	—	1,749,600	436,623	266,634	2,186,223	266,634

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	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements
UltraShort Industrials	—	—	—	—	—	$2,999,315	$858,966	$(1,102,676)	$3,858,281	$(1,102,676)
UltraShort Oil & Gas	—	—	—	—	—	35,745,488	5,007,941	(8,371,579)	40,753,429	(8,371,579)
UltraShort Oil & Gas Exploration & Production	—	—	—	—	—	—	1,193,368	(966,839)	1,193,368	(966,839)
UltraShort Real Estate	—	—	—	—	—	28,993,631	899,384	(418,104)	29,893,015	(418,104)
UltraShort Semiconductors	—	—	—	—	—	11,743,679	648,447	(2,584,859)	12,392,126	(2,584,859)
UltraShort Technology	—	—	—	—	—	2,999,315	1,085,303	(887,057)	4,084,618	(887,057)
UltraShort Utilities	—	—	—	—	—	7,998,157	2,852,634	(269,395)	10,850,791	(269,395)
UltraPro Short Nasdaq Biotechnology	—	—	—	—	—	—	2,807,029	2,217,476	2,807,029	2,217,476
UltraPro Short Financial Select Sector	—	—	—	—	—	—	1,146,943	(899,334)	1,146,943	(899,334)
Short MSCI EAFE	—	—	—	—	—	78,973,559	15,273,965	(9,963,412)	94,247,524	(9,963,412)
Short MSCI Emerging Markets	—	—	—	—	—	197,475,321	28,024,419	5,090,301	225,499,740	5,090,301
Short FTSE China 50	—	—	—	—	—	7,998,172	1,537,309	(85,720)	9,535,481	(85,720)
UltraShort MSCI EAFE	—	—	—	—	—	4,998,842	892,452	(716,922)	5,891,294	(716,922)
UltraShort MSCI Emerging Markets	—	—	—	—	—	52,970,213	2,650,831	(21,816,610)	55,621,044	(21,816,610)
UltraShort FTSE Europe	—	—	—	—	—	49,737,829	3,248,635	(2,859,889)	52,986,464	(2,859,889)
UltraShort MSCI Brazil Capped	—	—	—	—	—	34,990,297	8,178,029	(7,743,976)	43,168,326	(7,743,976)
UltraShort FTSE China 50	—	—	—	—	—	41,980,349	4,802,999	(3,890,421)	46,783,348	(3,890,421)
UltraShort MSCI Japan	—	—	—	—	—	7,999,363	1,669,267	(3,405,099)	9,668,630	(3,405,099)
UltraShort MSCI Mexico Capped IMI	—	—	—	—	—	999,772	139,663	(11,335)	1,139,435	(11,335)
Short 7-10 Year Treasury	—	—	$1,163	—	—	22,992,000	5,241,343	1,224,861	28,233,343	1,226,024
Short 20+ Year Treasury	—	—	21,048	—	—	572,432,119	102,433,975	58,361,445	674,866,094	58,382,493
Short High Yield	—	—	—	—	—	242,930,022	48,248,883	(32,662,488)	291,178,905	(32,662,488)
UltraShort 3-7 Year Treasury	—	—	—	—	—	1,999,543	503,341	113,323	2,502,884	113,323
UltraShort 7-10 Year Treasury	—	—	5,808	—	—	110,990,199	24,567,297	11,989,001	135,557,496	11,994,809
UltraShort 20+ Year Treasury	—	—	144,256	—	—	1,544,404,045	343,574,451	352,852,963	1,887,978,496	352,997,219
UltraShort TIPS	—	—	—	—	—	—	1,042,476	(59,245)	1,042,476	(59,245)
UltraPro Short 20+ Year Treasury	—	—	3,423	—	—	—	78,520,844	13,176,285	78,520,844	13,179,708
Ultra S&P500®	$957,793,751	—	1,863,177	—	—	349,889,546	114,011,622	156,282,186	1,421,694,919	158,145,363
Ultra QQQ®	709,915,211	—	706,558	—	—	94,942,025	32,971,777	41,508,361	837,829,013	42,214,919
Ultra Dow30SM	203,924,246	—	731,457	—	—	19,996,850	4,817,824	16,716,222	228,738,920	17,447,679
Ultra MidCap400	104,092,740	—	209,235	—	—	—	8,647,678	15,566,591	112,740,418	15,775,826
Ultra Russell2000	168,498,130	—	1,807,254	$10,387	$138,506	7,998,892	6,338,288	15,426,749	182,984,203	17,234,003
Ultra SmallCap600	15,683,751	—	—	—	—	—	600,825	6,195,413	16,284,576	6,195,413
UltraPro S&P500®	198,615,532	—	1,316,510	—	—	—	97,395,774	312,787,443	296,011,306	314,103,953
UltraPro QQQ®	642,207,710	—	618,110	—	—	—	70,547,432	328,521,274	712,755,142	329,139,384
UltraPro Dow30SM	58,741,979	—	314,711	—	—	—	7,074,429	60,711,870	65,816,408	61,026,581
UltraPro MidCap400	15,213,984	—	134,856	—	—	—	254,901	13,646,920	15,468,885	13,781,776

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	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements
UltraPro Russell2000	$73,711,612	—	$685,217	$2,995	$12,833	—	$4,497,763	$40,860,253	$78,225,203	$41,545,470
Ultra Basic Materials	39,993,806	—	—	—	—	—	4,520,312	10,182,703	44,514,118	10,182,703
Ultra Nasdaq Biotechnology	319,408,495	—	—	—	—	—	167,067,176	(67,931,938)	486,475,671	(67,931,938)
Ultra Consumer Goods	6,149,717	—	—	—	—	—	1,155,014	1,095,900	7,304,731	1,095,900
Ultra Consumer Services	17,000,177	—	—	—	—	—	2,517,783	3,058,622	19,517,960	3,058,622
Ultra Financials	589,560,049	—	—	—	—	$104,963,343	33,395,997	39,865,483	727,919,389	39,865,483
Ultra Gold Miners	6,246,646	—	—	—	—	—	4,914,385	(3,798,134)	11,161,031	(3,798,134)
Ultra Junior Miners	4,277,576	—	—	—	—	—	1,044,883	(1,440,286)	5,322,459	(1,440,286)
Ultra Health Care	40,031,345	—	—	—	5,760	—	17,918,527	9,422,481	57,955,632	9,422,481
Ultra Industrials	14,284,509	—	—	—	—	—	1,538,168	3,025,883	15,822,677	3,025,883
Ultra Oil & Gas	120,302,977	—	—	—	—	19,996,850	8,659,693	18,658,955	148,959,520	18,658,955
Ultra Oil & Gas Exploration & Production	1,458,834	—	—	—	—	—	282,013	95,221	1,740,847	95,221
Ultra Real Estate	120,918,708	—	—	—	—	19,996,850	11,757,922	28,056,701	152,673,480	28,056,701
Ultra S&P Regional Banking	4,915,530	—	—	—	—	—	1,077,689	1,521,592	5,993,219	1,521,592
Ultra Semiconductors	22,004,802	—	—	—	—	—	5,184,310	1,810,791	27,189,112	1,810,791
Ultra Technology	73,389,690	—	—	—	—	—	8,212,009	32,176,844	81,601,699	32,176,844
Ultra Telecommunications	3,010,089	—	—	—	17,370	—	1,133,266	805,911	4,160,725	805,911
Ultra Utilities	9,603,783	—	—	—	—	—	1,511,063	115,362	11,114,846	115,362
UltraPro Nasdaq Biotechnology	32,343,765	—	—	—	—	—	11,877,819	(10,976,985)	44,221,584	(10,976,985)
UltraPro Financial Select Sector	4,627,747	—	—	—	—	—	901	6,390,050	4,628,648	6,390,050
Ultra MSCI EAFE	—	—	—	—	—	4,997,181	2,822,491	(326,900)	7,819,672	(326,900)
Ultra MSCI Emerging Markets	—	—	—	—	—	12,997,346	3,785,837	(3,899,826)	16,783,183	(3,899,826)
Ultra FTSE Europe	—	—	—	—	—	4,997,181	1,800,858	(1,406,647)	6,798,039	(1,406,647)
Ultra MSCI Brazil Capped	—	—	—	—	—	14,989,871	5,874,392	(2,371,235)	20,864,263	(2,371,235)
Ultra FTSE China 50	—	—	—	—	—	19,986,606	2,364,562	(1,625,138)	22,351,168	(1,625,138)
Ultra MSCI Japan	—	—	—	—	—	—	5,175,727	2,972,127	5,175,727	2,972,127
Ultra MSCI Mexico Capped IMI	—	—	—	—	—	—	2,806,396	(1,078,619)	2,806,396	(1,078,619)
Ultra 7-10 Year Treasury	—	—	(2,782)	—	—	27,692,532	412,760	(2,761,673)	28,105,292	(2,764,455)
Ultra 20+ Year Treasury	—	—	(4,396)	—	—	34,352,961	8,260,966	(4,614,703)	42,613,927	(4,619,099)
Ultra High Yield	2,326,511	—	—	—	—	—	66,817	57,110	2,393,328	57,110

*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

Foreign Currency Translation

Each Fund's accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those

310 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On November 30, 2016, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	BNP Paribas Securities Corp., 0.20%, dated 11/30/16 due 12/01/16 (1)	BNP Paribas Securities Corp., 0.27%, dated 11/30/16 due 12/01/16 (2)	BNP Paribas Securities Corp., 0.28%, dated 11/30/16 due 12/01/16 (3)	Credit Suisse (USA) LLC, 0.28%, dated 11/30/16 due 12/01/16 (4)	ING Financial Markets LLC, 0.26%, dated 11/30/16 due 12/01/16 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.26%, dated 11/30/16 due 12/01/16 (6)	Total
Short S&P500®	$6,897,941	$131,060,888	$13,795,883	$10,951,672	$151,754,712	$110,367,063	$424,828,159
Short QQQ®	1,071,991	20,367,820	2,143,981	1,701,970	23,583,792	17,151,849	66,021,403
Short Dow30SM	1,190,097	22,611,856	2,380,195	1,889,485	26,182,149	19,041,563	73,295,345
Short MidCap400	57,999	1,101,983	115,998	92,084	1,275,980	927,986	3,572,030
Short Russell2000	1,625,701	30,888,316	3,251,402	2,581,080	35,765,418	26,011,213	100,123,130
Short SmallCap600	14,077	267,471	28,155	22,351	309,703	225,239	866,996
UltraShort S&P500®	6,539,587	124,252,157	13,079,175	10,382,723	143,870,920	104,633,396	402,757,958
UltraShort QQQ®	1,370,056	26,031,067	2,740,112	2,175,200	30,141,235	21,920,898	84,378,568
UltraShort Dow30SM	802,057	15,239,085	1,604,114	1,273,405	17,645,257	12,832,914	49,396,832
UltraShort MidCap400	27,989	531,782	55,976	44,437	615,747	447,816	1,723,747
UltraShort Russell2000	810,456	15,398,672	1,620,913	1,286,739	17,830,041	12,967,303	49,914,124
UltraShort SmallCap600	11,682	221,967	23,365	18,548	257,015	186,920	719,497
UltraPro Short S&P500®	2,549,399	48,438,607	5,098,801	4,047,613	56,086,808	40,790,406	157,011,634
UltraPro Short QQQ®	1,874,855	35,622,239	3,749,709	2,976,655	41,246,802	29,997,674	115,467,934
UltraPro Short Dow30SM	1,146,740	21,788,065	2,293,481	1,820,648	25,228,286	18,347,844	70,625,064
UltraPro Short MidCap400	10,263	195,002	20,527	16,295	225,793	164,213	632,093
UltraPro Short Russell2000	523,433	9,945,222	1,046,865	831,040	11,515,519	8,374,923	32,237,002
Short Basic Materials	10,905	207,187	21,809	17,313	239,900	174,473	671,587
Short Financials	40,023	760,445	80,047	63,544	880,515	640,375	2,464,949
Short Oil & Gas	16,555	314,536	33,109	26,283	364,199	264,872	1,019,554
Short Real Estate	46,100	875,898	92,200	73,192	1,014,198	737,599	2,839,187
Short S&P Regional Banking	13,904	264,174	27,808	22,075	305,886	222,462	856,309
UltraShort Basic Materials	55,324	1,051,140	110,646	87,835	1,217,109	885,170	3,407,224
UltraShort Nasdaq Biotechnology	283,838	5,392,914	567,676	450,641	6,244,427	4,541,401	17,480,897
UltraShort Consumer Goods	6,250	118,756	12,501	9,923	137,506	100,005	384,941
UltraShort Consumer Services	22,182	421,438	44,362	35,216	487,981	354,895	1,366,074
UltraShort Financials	176,369	3,351,003	352,737	280,015	3,880,108	2,821,897	10,862,129
UltraShort Gold Miners	37,463	711,794	74,925	59,479	824,183	599,406	2,307,250
UltraShort Health Care	7,089	134,700	14,179	11,256	155,968	113,431	436,623
UltraShort Industrials	13,947	264,994	27,894	22,143	306,835	223,153	858,966
UltraShort Oil & Gas	81,315	1,544,966	162,628	129,100	1,788,908	1,301,024	5,007,941
UltraShort Oil & Gas Exploration & Production	19,377	368,158	38,753	30,764	426,288	310,028	1,193,368
UltraShort Real Estate	14,603	277,463	29,207	23,185	321,273	233,653	899,384
UltraShort Semiconductors	10,528	200,048	21,058	16,716	231,635	168,462	648,447

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 311

Fund Name	BNP Paribas Securities Corp., 0.20%, dated 11/30/16 due 12/01/16 (1)	BNP Paribas Securities Corp., 0.27%, dated 11/30/16 due 12/01/16 (2)	BNP Paribas Securities Corp., 0.28%, dated 11/30/16 due 12/01/16 (3)	Credit Suisse (USA) LLC, 0.28%, dated 11/30/16 due 12/01/16 (4)	ING Financial Markets LLC, 0.26%, dated 11/30/16 due 12/01/16 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.26%, dated 11/30/16 due 12/01/16 (6)	Total
UltraShort Technology	$17,622	$334,820	$35,244	$27,978	$387,686	$281,953	$1,085,303
UltraShort Utilities	46,318	880,047	92,637	73,538	1,019,002	741,092	2,852,634
UltraPro Short Nasdaq Biotechnology	45,578	865,978	91,155	72,363	1,002,711	729,244	2,807,029
UltraPro Short Financial Select Sector	18,623	353,836	37,246	29,567	409,704	297,967	1,146,943
Short MSCI EAFE	248,004	4,712,069	496,007	393,748	5,456,079	3,968,058	15,273,965
Short MSCI Emerging Markets	455,033	8,645,626	910,066	722,443	10,010,724	7,280,527	28,024,419
Short FTSE China 50	24,961	474,265	49,923	39,630	549,149	399,381	1,537,309
UltraShort MSCI EAFE	14,490	275,324	28,982	23,007	318,797	231,852	892,452
UltraShort MSCI Emerging Markets	43,042	817,790	86,083	68,336	946,915	688,665	2,650,831
UltraShort FTSE Europe	52,748	1,002,215	105,496	83,747	1,160,459	843,970	3,248,635
UltraShort MSCI Brazil Capped	132,786	2,522,949	265,574	210,822	2,921,309	2,124,589	8,178,029
UltraShort FTSE China 50	77,986	1,481,741	155,973	123,817	1,715,700	1,247,782	4,802,999
UltraShort MSCI Japan	27,104	514,974	54,208	43,032	596,286	433,663	1,669,267
UltraShort MSCI Mexico Capped IMI	2,268	43,087	4,535	3,600	49,890	36,283	139,663
Short 7-10 Year Treasury	85,104	1,616,971	170,208	135,117	1,872,283	1,361,660	5,241,343
Short 20+ Year Treasury	1,663,222	31,601,219	3,326,444	2,640,652	36,590,885	26,611,553	102,433,975
Short High Yield	783,418	14,884,939	1,566,836	1,243,811	17,235,193	12,534,686	48,248,883
UltraShort 3-7 Year Treasury	8,173	155,281	16,346	12,976	179,801	130,764	503,341
UltraShort 7-10 Year Treasury	398,900	7,579,092	797,799	633,322	8,775,791	6,382,393	24,567,297
UltraShort 20+ Year Treasury	5,578,624	105,993,851	11,157,247	8,857,027	122,729,722	89,257,980	343,574,451
UltraShort TIPS	16,927	321,607	33,854	26,874	372,387	270,827	1,042,476
UltraPro Short 20+ Year Treasury	1,274,944	24,223,939	2,549,888	2,024,194	28,048,772	20,399,107	78,520,844
Ultra S&P500®	1,851,208	35,172,961	3,702,417	2,939,113	40,726,587	29,619,336	114,011,622
Ultra QQQ®	535,362	10,171,902	1,070,727	849,982	11,777,992	8,565,812	32,971,777
Ultra Dow30SM	78,227	1,486,315	156,454	124,199	1,720,996	1,251,633	4,817,824
Ultra MidCap400	140,412	2,667,837	280,825	222,930	3,089,074	2,246,600	8,647,678
Ultra Russell2000	102,915	1,955,383	205,830	163,395	2,264,127	1,646,638	6,338,288
Ultra SmallCap600	9,756	185,356	19,511	15,489	214,623	156,090	600,825
UltraPro S&P500®	1,581,417	30,046,917	3,162,833	2,510,772	34,791,168	25,302,667	97,395,774
UltraPro QQQ®	1,145,480	21,764,116	2,290,959	1,818,647	25,200,554	18,327,676	70,547,432
UltraPro Dow30SM	114,868	2,182,484	229,735	182,372	2,527,088	1,837,882	7,074,429
UltraPro MidCap400	4,139	78,638	8,278	6,571	91,054	66,221	254,901
UltraPro Russell2000	73,030	1,387,576	146,060	115,948	1,606,665	1,168,484	4,497,763
Ultra Basic Materials	73,396	1,394,531	146,793	116,529	1,614,721	1,174,342	4,520,312
Ultra Nasdaq Biotechnology	2,712,672	51,540,774	5,425,345	4,306,835	59,678,792	43,402,758	167,067,176
Ultra Consumer Goods	18,754	356,325	37,508	29,775	412,588	300,064	1,155,014
Ultra Consumer Services	40,882	776,744	81,763	64,906	899,388	654,100	2,517,783
Ultra Financials	542,251	10,302,775	1,084,503	860,918	11,929,529	8,676,021	33,395,997
Ultra Gold Miners	79,795	1,516,104	159,590	126,688	1,755,489	1,276,719	4,914,385
Ultra Junior Miners	16,966	322,350	33,931	26,936	373,247	271,453	1,044,883
Ultra Health Care	290,943	5,527,924	581,887	461,923	6,400,755	4,655,095	17,918,527
Ultra Industrials	24,975	474,529	49,951	39,653	549,456	399,604	1,538,168
Ultra Oil & Gas	140,608	2,671,544	281,214	223,239	3,093,367	2,249,721	8,659,693
Ultra Oil & Gas Exploration & Production	4,579	87,002	9,158	7,270	100,739	73,265	282,013
Ultra Real Estate	190,914	3,627,358	381,827	303,108	4,200,098	3,054,617	11,757,922
Ultra S&P Regional Banking	17,498	332,471	34,997	27,782	384,966	279,975	1,077,689
Ultra Semiconductors	84,178	1,599,377	168,354	133,647	1,851,910	1,346,844	5,184,310
Ultra Technology	133,339	2,533,432	266,677	211,698	2,933,447	2,133,416	8,212,009
Ultra Telecommunications	18,400	349,616	36,802	29,215	404,819	294,414	1,133,266
Ultra Utilities	24,536	466,168	49,070	38,954	539,773	392,562	1,511,063

312 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund Name	BNP Paribas Securities Corp., 0.20%, dated 11/30/16 due 12/01/16 (1)	BNP Paribas Securities Corp., 0.27%, dated 11/30/16 due 12/01/16 (2)	BNP Paribas Securities Corp., 0.28%, dated 11/30/16 due 12/01/16 (3)	Credit Suisse (USA) LLC, 0.28%, dated 11/30/16 due 12/01/16 (4)	ING Financial Markets LLC, 0.26%, dated 11/30/16 due 12/01/16 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.26%, dated 11/30/16 due 12/01/16 (6)	Total
UltraPro Nasdaq Biotechnology	$192,860	$3,664,346	$385,721	$306,200	$4,242,927	$3,085,765	$11,877,819
UltraPro Financial Select Sector	15	278	29	23	322	234	901
Ultra MSCI EAFE	45,829	870,748	91,658	72,761	1,008,234	733,261	2,822,491
Ultra MSCI Emerging Markets	61,471	1,167,944	122,941	97,595	1,352,355	983,531	3,785,837
Ultra FTSE Europe	29,241	555,571	58,481	46,424	643,292	467,849	1,800,858
Ultra MSCI Brazil Capped	95,383	1,812,269	190,766	151,436	2,098,417	1,526,121	5,874,392
Ultra FTSE China 50	38,393	729,476	76,787	60,956	844,655	614,295	2,364,562
Ultra MSCI Japan	84,038	1,596,729	168,077	133,425	1,848,844	1,344,614	5,175,727
Ultra MSCI Mexico Capped IMI	45,567	865,782	91,136	72,346	1,002,485	729,080	2,806,396
Ultra 7-10 Year Treasury	6,702	127,337	13,404	10,641	147,444	107,232	412,760
Ultra 20+ Year Treasury	134,133	2,548,535	268,267	212,960	2,950,936	2,146,135	8,260,966
Ultra High Yield	1,085	20,613	2,171	1,722	23,868	17,358	66,817
	$49,182,187	$934,461,570	$98,364,379	$78,085,209	$1,082,008,132	$786,915,006	$3,029,016,483

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2016 as follows:

(1)  U.S. Treasury Note, 1.00%, due 11/30/18, which had an aggregate value at the Trust level of $51,000,008.

(2)  U.S. Treasury Bills, 0%, due 01/19/17 to 04/13/17; U.S. Treasury Bonds, 0% to 8.50%, due 08/15/17 to 02/15/46; U.S. Treasury Notes, 0.49% to 4.25%, due 03/31/17 to 11/15/25, which had an aggregate value at the Trust level of $969,000,000.

(3)  Federal Home Loan Bank, 5.25%, due 12/09/22; Federal Home Loan Mortgage Corp., 1.00%, due 07/28/17; Federal National Mortgage Association, 0% to 6.63%, due 11/15/30; U.S. Treasury Bonds, 0%, due 08/15/17 to 05/15/44; U.S. Treasury Notes, 0.75% to 2.25%, due 02/28/18 to 07/31/21, which had an aggregate value at the Trust level of $102,000,000.

(4)  Federal Farm Credit Bank, 3.05% to 3.95%, due 10/24/30 to 04/06/45; Federal Home Loan Bank, 3.50% to 4.00%, due 09/01/28 to 06/01/35; Federal Home Loan Mortgage Corp., 0% to 1.25%, due 10/02/19 to 12/14/29; Federal National Mortgage Association, 6.21%, due 08/06/38; U.S. Treasury Bonds, 0%, due 02/15/17 to 11/15/45, which had an aggregate value at the Trust level of $80,971,979.

(5)  Federal Farm Credit Bank, 4.88%, due 01/17/17; Federal Home Loan Bank, 1.15% to 4.88%, due 09/08/17 to 06/22/18; Federal Home Loan Mortgage Corp., 0.88% to 3.75%, due 02/22/17 to 01/13/22; Federal National Mortgage Association, 0.88% to 5.00%, due 04/27/17 to 03/30/20; Government National Mortgage Association, 1.88% to 3.00%, due 09/20/33 to 04/20/43; U.S. Treasury Bills, 0%, due 02/23/17; U.S. Treasury Bonds, 0.75% to 3.75%, due 01/15/27 to 11/15/45; U.S. Treasury Notes, 0.38% to 3.50%, due 03/31/17 to 11/15/25, which had an aggregate value at the Trust level of $1,122,012,007.

(6)  U.S. Treasury Bonds, 2.88% to 3.13%, due 02/15/43 to 05/15/43; U.S. Treasury Notes, 1.88% to 2.13%, due 07/15/19 to 11/30/23, which had an aggregate value at the Trust level of $815,847,559.

Equity Securities

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to equity securities, including shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange-traded funds ("ETFs").

Real Estate Investment Trusts ("REITs")

REITs report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to debt instruments, including U.S. government securities. Additionally, certain Funds may invest in or seek leveraged or inverse exposure to lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below "investment grade" by Moody's, Standard and Poor's and/or Fitch, Inc.

U.S. Treasury Inflation-Protected Securities

UltraShort TIPS seeks leveraged inverse exposure to the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities ("TIPS") Index (Series L). U.S. Treasury Inflation-Protected Securities ("TIPs") are inflation-protected public obligations of the U.S. Treasury. Inflation-indexed bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-indexed bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 313

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund's investment objective.

In connection with its management of certain series of the Trust included in this report (UltraShort S&P500®, UltraShort QQQ®, UltraShort Dow30SM, UltraShort MidCap400, UltraShort SmallCap600, UltraPro Short S&P500®, UltraPro Short QQQ®, UltraShort Basic Materials, UltraShort Financials, UltraShort Utilities, UltraPro Short NASDAQ Biotechnology, UltraPro S&P500®, UltraPro QQQ, UltraPro Dow30SM, UltraPro MidCap400, UltraPro Russell2000, UltraPro Financial Select Sector, and UltraPro Nasdaq Biotechnology (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Ultra S&P500®	125%
UltraPro S&P500®	243%
UltraPro Dow30SM	240%
Ultra Junior Miners	141%
Ultra Telecommunications	124%
UltraPro Financial Select Sector	238%
Ultra High Yield	131%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund's Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption "Repurchase Agreements."

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying security or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity

314 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that a Fund may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom the Fund has an open forward position defaults or becomes bankrupt.

Swap Agreements

Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 315

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

A Fund's current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on November 30, 2016 contractually terminate within 25 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the "unrealized appreciation or depreciation" amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 ("ASC 815-10"), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity's risk exposure. ASC 815-10 provides examples of risk exposure, including fixed income/interest rate, foreign exchange, equity and credit.

As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk.

316 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of November 30, 2016

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on: Futures contracts; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on: Futures contracts; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		Short S&P500®	$325,842		Short S&P500®	$142,501,631
		Short QQQ®	341,806		Short QQQ®	13,446,645
		Short Dow30SM	—		Short Dow30SM	27,205,822
		Short MidCap400	—		Short MidCap400	4,273,117
		Short Russell2000	—		Short Russell2000	56,085,588
		Short SmallCap600	—		Short SmallCap600	2,214,683
		UltraShort S&P500®	—		UltraShort S&P500®	194,400,178
		UltraShort QQQ®	234,773		UltraShort QQQ®	32,849,415
		UltraShort Dow30SM	—		UltraShort Dow30SM	41,130,513
		UltraShort MidCap400	—		UltraShort MidCap400	3,725,017
		UltraShort Russell2000	17,249		UltraShort Russell2000	52,162,282
		UltraShort SmallCap600	—		UltraShort SmallCap600	1,102,088
		UltraPro Short S&P500®	—		UltraPro Short S&P500®	131,922,603
		UltraPro Short QQQ®	6,619,821		UltraPro Short QQQ®	53,012,591
		UltraPro Short Dow30SM	—		UltraPro Short Dow30SM	39,125,173
		UltraPro Short MidCap400	225,826		UltraPro Short MidCap400	1,523,984
		UltraPro Short Russell2000	2,982		UltraPro Short Russell2000	38,531,177
		Short Basic Materials	—		Short Basic Materials	769,361
		Short Financials	—		Short Financials	7,546,534
		Short Oil & Gas	—		Short Oil & Gas	1,662,431
		Short Real Estate	238,514		Short Real Estate	1,715,941
		Short S&P Regional Banking	—		Short S&P Regional Banking	337,988
		UltraShort Basic Materials	117,034		UltraShort Basic Materials	1,297,409
		UltraShort Nasdaq Biotechnology	6,601,437		UltraShort Nasdaq Biotechnology	10,678,037
		UltraShort Consumer Goods	108,081		UltraShort Consumer Goods	101,934
		UltraShort Consumer Services	9,547		UltraShort Consumer Services	231,969
		UltraShort Financials	—		UltraShort Financials	21,464,598
		UltraShort Gold Miners	53,489		UltraShort Gold Miners	362,970
		UltraShort Health Care	516,495		UltraShort Health Care	249,861
		UltraShort Industrials	—		UltraShort Industrials	1,102,676
		UltraShort Oil & Gas	—		UltraShort Oil & Gas	8,371,579
		UltraShort Oil & Gas Exploration & Production	—		UltraShort Oil & Gas Exploration & Production	966,839

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 317

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on: Futures contracts; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on: Futures contracts; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		UltraShort Real Estate	$225,126		UltraShort Real Estate	$643,230
		UltraShort Semiconductors	—		UltraShort Semiconductors	2,584,859
		UltraShort Technology	18,690		UltraShort Technology	905,747
		UltraShort Utilities	169,067		UltraShort Utilities	438,462
		UltraPro Short Nasdaq Biotechnology	2,237,156		UltraPro Short Nasdaq Biotechnology	19,680
		UltraPro Short Financial Select Sector	233,194		UltraPro Short Financial Select Sector	1,132,528
		Short MSCI EAFE	98,598		Short MSCI EAFE	10,062,010
		Short MSCI Emerging Markets	10,634,395		Short MSCI Emerging Markets	5,544,094
		Short FTSE China 50	68,367		Short FTSE China 50	154,087
		UltraShort MSCI EAFE	195,753		UltraShort MSCI EAFE	912,675
		UltraShort MSCI Emerging Markets	873,920		UltraShort MSCI Emerging Markets	22,690,530
		UltraShort FTSE Europe	1,696,518		UltraShort FTSE Europe	4,556,407
		UltraShort MSCI Brazil Capped	—		UltraShort MSCI Brazil Capped	7,743,976
		UltraShort FTSE China 50	406,589		UltraShort FTSE China 50	4,297,010
		UltraShort MSCI Japan	—		UltraShort MSCI Japan	3,405,099
		UltraShort MSCI Mexico Capped IMI	86,147		UltraShort MSCI Mexico Capped IMI	97,482
		Short 7-10 Year Treasury	1,226,024		Short 7-10 Year Treasury	—
		Short 20+ Year Treasury	58,382,493		Short 20+ Year Treasury	—
		Short High Yield	—		Short High Yield	32,662,488
		UltraShort 3-7 Year Treasury	113,323		UltraShort 3-7 Year Treasury	—
		UltraShort 7-10 Year Treasury	11,994,809		UltraShort 7-10 Year Treasury	—
		UltraShort 20+ Year Treasury	352,997,219		UltraShort 20+ Year Treasury	—
		UltraShort TIPS	36,925		UltraShort TIPS	96,170
		UltraPro Short 20+ Year Treasury	13,179,708		UltraPro Short 20+ Year Treasury	—
		Ultra S&P500®	158,145,363		Ultra S&P500®	—
		Ultra QQQ®	43,171,522		Ultra QQQ®	956,603
		Ultra Dow30SM	17,447,679		Ultra Dow30SM	—
		Ultra MidCap400	15,775,826		Ultra MidCap400	—
		Ultra Russell2000	18,047,725		Ultra Russell2000	813,722
		Ultra SmallCap600	6,195,413		Ultra SmallCap600	—
		UltraPro S&P500®	314,103,953		UltraPro S&P500®	—
		UltraPro QQQ®	329,139,384		UltraPro QQQ®	—
		UltraPro Dow30SM	61,026,581		UltraPro Dow30SM	—

318 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on: Futures contracts; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on: Futures contracts; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		UltraPro MidCap400	$13,781,776		UltraPro MidCap400	—
		UltraPro Russell2000	41,545,470		UltraPro Russell2000	—
		Ultra Basic Materials	10,182,703		Ultra Basic Materials	—
		Ultra Nasdaq Biotechnology	3,515,055		Ultra Nasdaq Biotechnology	$71,446,993
		Ultra Consumer Goods	1,233,107		Ultra Consumer Goods	137,207
		Ultra Consumer Services	3,058,622		Ultra Consumer Services	—
		Ultra Financials	66,701,619		Ultra Financials	26,836,136
		Ultra Gold Miners	—		Ultra Gold Miners	3,798,134
		Ultra Junior Miners	1,275,385		Ultra Junior Miners	2,715,671
		Ultra Health Care	9,561,130		Ultra Health Care	138,649
		Ultra Industrials	3,025,883		Ultra Industrials	—
		Ultra Oil & Gas	18,658,955		Ultra Oil & Gas	—
		Ultra Oil & Gas Exploration & Production	155,955		Ultra Oil & Gas Exploration & Production	60,734
		Ultra Real Estate	32,945,293		Ultra Real Estate	4,888,592
		Ultra S&P Regional Banking	1,521,592		Ultra S&P Regional Banking	—
		Ultra Semiconductors	1,810,791		Ultra Semiconductors	—
		Ultra Technology	32,176,844		Ultra Technology	—
		Ultra Telecommunications	805,911		Ultra Telecommunications	—
		Ultra Utilities	315,368		Ultra Utilities	200,006
		UltraPro Nasdaq Biotechnology	3,621		UltraPro Nasdaq Biotechnology	10,980,606
		UltraPro Financial Select Sector	6,390,050		UltraPro Financial Select Sector	—
		Ultra MSCI EAFE	92,211		Ultra MSCI EAFE	419,111
		Ultra MSCI Emerging Markets	—		Ultra MSCI Emerging Markets	3,899,826
		Ultra FTSE Europe	48,256		Ultra FTSE Europe	1,454,903
		Ultra MSCI Brazil Capped	1,075,682		Ultra MSCI Brazil Capped	3,446,917
		Ultra FTSE China 50	2,969,724		Ultra FTSE China 50	4,594,862
		Ultra MSCI Japan	3,096,961		Ultra MSCI Japan	124,834
		Ultra MSCI Mexico Capped IMI	—		Ultra MSCI Mexico Capped IMI	1,078,619
		Ultra 7-10 Year Treasury	—		Ultra 7-10 Year Treasury	2,764,455
		Ultra 20+ Year Treasury	—		Ultra 20+ Year Treasury	4,619,099
		Ultra High Yield	57,110		Ultra High Yield	—

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 319

The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended November 30, 2016

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss) on: Futures contracts and Non-exchange traded swap agreements; Change in net unrealized appreciation (depreciation) on: Futures contracts and Non-exchange traded swap agreements	Short S&P500®	$(199,995,359)	$47,118,850
		Short QQQ®	(48,154,849)	22,536,177
		Short Dow30SM	(24,095,858)	(3,935,250)
		Short MidCap400	(1,521,844)	(1,030,497)
		Short Russell2000	(66,744,397)	(3,901,653)
		Short SmallCap600	(195,747)	(1,554,305)
		UltraShort S&P500®	(259,294,192)	42,152,896
		UltraShort QQQ®	(73,349,783)	17,989,315
		UltraShort Dow30SM	(41,143,368)	678,185
		UltraShort MidCap400	(638,033)	(2,475,384)
		UltraShort Russell2000	(21,161,427)	(31,280,033)
		UltraShort SmallCap600	(602,052)	(523,769)
		UltraPro Short S&P500®	(137,489,951)	321,173
		UltraPro Short QQQ®	(151,492,693)	38,490,114
		UltraPro Short Dow30SM	(46,121,591)	(11,097,389)
		UltraPro Short MidCap400	(1,346,159)	78,414
		UltraPro Short Russell2000	(38,635,481)	(6,333,730)
		Short Basic Materials	(2,958,083)	2,072,120
		Short Financials	(110,120)	(4,310,702)
		Short Oil & Gas	1,360,449	(2,138,506)
		Short Real Estate	(5,309,804)	4,654,222
		Short S&P Regional Banking	(530,457)	(17,444)
		UltraShort Basic Materials	(7,200,624)	4,574,857
		UltraShort Nasdaq Biotechnology	(1,623,111)	1,602,301
		UltraShort Consumer Goods	(3,227)	211,556
		UltraShort Consumer Services	(39,322)	(230,372)
		UltraShort Financials	(634,303)	(12,940,160)
		UltraShort Gold Miners	1,559,294	205,769
		UltraShort Health Care	(87,631)	489,586
		UltraShort Industrials	(439,956)	(467,869)
		UltraShort Oil & Gas	(19,291,199)	8,621,179
		UltraShort Oil & Gas Exploration & Production	(131,963)	(640,988)
		UltraShort Real Estate	(8,977,873)	9,328,887
		UltraShort Semiconductors	(440,017)	(2,270,160)
		UltraShort Technology	16,465	(1,077,217)
		UltraShort Utilities	(59,590)	733,922
		UltraPro Short Nasdaq Biotechnology	(973,316)	2,434,302
		UltraPro Short Financial Select Sector	438,572	(1,460,108)
		Short MSCI EAFE	(2,194,471)	315,578
		Short MSCI Emerging Markets	(62,700,170)	34,148,045

320 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss) on: Futures contracts and Non-exchange traded swap agreements; Change in net unrealized appreciation (depreciation) on: Futures contracts and Non-exchange traded swap agreements	Short FTSE China 50	$(3,068,665)	$1,367,716
		UltraShort MSCI EAFE	125,008	(395,222)
		UltraShort MSCI Emerging Markets	(4,129,480)	(7,069,597)
		UltraShort FTSE Europe	1,796,822	(2,151,041)
		UltraShort MSCI Brazil Capped	(28,373,590)	(2,959,649)
		UltraShort FTSE China 50	(13,817,609)	(3,120,006)
		UltraShort MSCI Japan	634,101	(2,657,709)
		UltraShort MSCI Mexico Capped IMI	(202,108)	304,893
		Short 7-10 Year Treasury	(1,991,762)	2,888,057
		Short 20+ Year Treasury	(88,678,890)	135,540,535
		Short High Yield	—	(13,370,445)
		UltraShort 3-7 Year Treasury	(202,379)	268,692
		UltraShort 7-10 Year Treasury	(21,845,760)	29,494,687
		UltraShort 20+ Year Treasury	(609,102,712)	865,290,222
		UltraShort TIPS	—	(15,512)
		UltraPro Short 20+ Year Treasury	(11,025,082)	25,835,610
		Ultra S&P500®	70,811,507	37,782,267
		Ultra QQQ®	43,494,494	19,950,757
		Ultra Dow30SM	9,047,002	12,127,388
		Ultra MidCap400	4,679,818	6,966,182
		Ultra Russell2000	5,345,000	21,014,026
		Ultra SmallCap600	113,639	3,564,758
		UltraPro S&P500®	3,737,380	90,860,906
		UltraPro QQQ®	269,807,560	(82,601,920)
		UltraPro Dow30SM	9,860,656	17,375,381
		UltraPro MidCap400	285,363	4,995,037
		UltraPro Russell2000	23,351,851	6,956,369
		Ultra Basic Materials	(2,777,138)	8,505,880
		Ultra Nasdaq Biotechnology	42,724,132	(59,084,005)
		Ultra Consumer Goods	1,285,884	(1,380,291)
		Ultra Consumer Services	240,706	878,803
		Ultra Financials	23,560,767	58,353,121
		Ultra Gold Miners	460,111	(5,167,593)
		Ultra Junior Miners	(1,038,792)	(1,068,850)
		Ultra Health Care	12,955,778	(14,977,439)
		Ultra Industrials	1,193,609	1,091,174
		Ultra Oil & Gas	11,380,012	5,773,878
		Ultra Oil & Gas Exploration & Production	(363,496)	595,919
		Ultra Real Estate	33,710,613	(42,343,030)
		Ultra S&P Regional Banking	610,746	1,260,334
		Ultra Semiconductors	4,810,604	1,393,831

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 321

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss) on: Futures contracts and Non-exchange traded swap agreements; Change in net unrealized appreciation (depreciation) on: Futures contracts and Non-exchange traded swap agreements	Ultra Technology	$3,950,663	$12,202,612
		Ultra Telecommunications	(13,178)	(38,549)
		Ultra Utilities	(565,304)	(52,464)
		UltraPro Nasdaq Biotechnology	(542,429)	(231,652)
		UltraPro Financial Select Sector	(487,599)	3,818,544
		Ultra MSCI EAFE	(3,944,013)	5,665,238
		Ultra MSCI Emerging Markets	852,306	1,970,812
		Ultra FTSE Europe	(861,211)	(168,923)
		Ultra MSCI Brazil Capped	9,301,522	2,454,265
		Ultra FTSE China 50	794,405	3,260,374
		Ultra MSCI Japan	605,318	919,989
		Ultra MSCI Mexico Capped IMI	(1,140,767)	281,117
		Ultra 7-10 Year Treasury	(2,696,415)	477,818
		Ultra 20+ Year Treasury	2,234,058	(5,789,329)
		Ultra High Yield	(3,721)	100,033

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of November 30, 2016, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, partnerships and Passive Foreign Investment Companies mark-to-market) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. While subject to management's discretion, any available Tax Equalization is typically applied first to Short Term Capital Gains, next to Long Term Capital Gains and then to Ordinary Income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

322 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

The tax character of distributions paid for the tax years ended October 31, 2016 and October 31, 2015, were as follows:

	Year Ended October 31, 2016				Year Ended October 31, 2015
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra S&P500®	$12,988,283	—	—	$12,988,283	$10,323,024	—	—	$10,323,024
Ultra QQQ®	2,165,217	—	—	2,165,217	1,226,087	—	—	1,226,087
Ultra Dow30SM	3,006,346	—	—	3,006,346	3,605,995	—	—	3,605,995
Ultra MidCap400	651,953	—	—	651,953	—	—	—	—
Ultra Russell2000	544,495	—	—	544,495	537,383	—	—	537,383
Ultra SmallCap600	17,828	—	—	17,828	—	—	—	—
UltraPro S&P500®	3,344,361	—	—	3,344,361	2,234,340	—	—	2,234,340
UltraPro QQQ®	—	—	—	—	324,826	—	—	324,826
UltraPro Dow30SM	909,216	—	—	909,216	269,801	—	—	269,801
UltraPro MidCap400	18,759	—	—	18,759	56,325	—	—	56,325
Ultra Basic Materials	366,384	—	—	366,384	225,996	—	—	225,996
Ultra Consumer Goods	137,100	—	—	137,100	110,174	—	—	110,174
Ultra Consumer Services	40,895	—	—	40,895	47,351	—	—	47,351
Ultra Financials	6,359,934	—	—	6,359,934	5,073,455	—	—	5,073,455
Ultra Health Care	1,313,489	—	—	1,313,489	295,802	—	—	295,802
Ultra Industrials	81,827	—	—	81,827	121,597	—	—	121,597
Ultra Oil & Gas	2,122,721	—	—	2,122,721	1,542,465	—	—	1,542,465
Ultra Oil & Gas Exploration & Production	749	—	$540	1,289	—	—	$551	551
Ultra Real Estate	2,327,301	—	—	2,327,301	2,208,263	—	—	2,208,263
Ultra S&P Regional Banking	72,680	—	—	72,680	86,047	—	—	86,047
Ultra Semiconductors	153,238	—	—	153,238	300,498	—	—	300,498
Ultra Technology	329,604	—	—	329,604	300,322	—	—	300,322
Ultra Telecommunications	49,719	—	—	49,719	60,531	—	15,109	75,640
Ultra Utilities	303,718	—	—	303,718	613,328	—	—	613,328
UltraPro Financial Select Sector	24,801	—	—	24,801	40,033	—	—	40,033
Ultra 7-10 Year Treasury	298,597	—	—	298,597	1,055,880	—	—	1,055,880
Ultra 20+ Year Treasury	513,658	—	—	513,658	780,896	—	—	780,896
Ultra High Yield	52,855	—	—	52,855	61,066	—	—	61,066

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 323

At October 31, 2016 (the Funds' tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Short S&P500®	—	—	$(2,579,679,710)	$(125,161,488)
Short QQQ®	—	—	(410,642,770)	(26,566,734)
Short Dow30SM	—	—	(323,352,177)	(16,476,800)
Short MidCap400	—	—	(63,625,011)	(3,737,036)
Short Russell2000	—	—	(521,224,165)	(34,260,399)
Short SmallCap600	—	—	(52,262,911)	(930,349)
UltraShort S&P500®	—	—	(6,151,018,513)	(183,296,577)
UltraShort QQQ®	—	—	(2,024,894,617)	(55,290,878)
UltraShort Dow30SM	—	—	(953,380,908)	(28,257,170)
UltraShort MidCap400	—	—	(134,563,424)	(1,505,303)
UltraShort Russell2000	—	—	(1,147,541,165)	(37,605,678)
UltraShort SmallCap600	—	—	(54,241,116)	(321,651)
UltraPro Short S&P500®	—	—	(1,493,461,134)	(103,252,036)
UltraPro Short QQQ®	—	—	(666,324,685)	(95,169,531)
UltraPro Short Dow30SM	—	—	(215,941,105)	(17,579,665)
UltraPro Short MidCap400	—	—	(23,724,783)	(1,745,126)
UltraPro Short Russell2000	—	—	(179,903,054)	(14,816,281)
Short Basic Materials	—	—	(6,769,109)	(581,763)
Short Financials	—	—	(150,238,359)	(4,619,858)
Short Oil & Gas	—	—	(8,190,022)	(1,149,991)
Short Real Estate	—	—	(22,261,793)	(6,729,111)
Short S&P Regional Banking	—	—	(11,843,865)	(495,666)
UltraShort Basic Materials	—	—	(282,385,005)	(5,963,030)
UltraShort Nasdaq Biotechnology	—	—	(29,084,361)	6,477,871
UltraShort Consumer Goods	—	—	(23,959,187)	(191,653)
UltraShort Consumer Services	—	—	(99,174,743)	16,903
UltraShort Financials	—	—	(1,556,185,549)	(12,507,720)
UltraShort Gold Miners	—	—	(148,583)	267,069
UltraShort Health Care	—	—	(21,654,656)	429,039
UltraShort Industrials	—	—	(53,224,235)	(488,931)
UltraShort Oil & Gas	—	—	(293,932,202)	(3,833,937)
UltraShort Oil & Gas Exploration & Production	—	—	(9,576)	(573,584)
UltraShort Real Estate	—	—	(3,388,342,819)	(9,706,284)
UltraShort Semiconductors	—	—	(78,370,984)	(1,025,345)
UltraShort Technology	—	—	(75,771,333)	(837,789)
UltraShort Utilities	—	—	(17,955,852)	(1,136,124)
UltraPro Short Nasdaq Biotechnology	—	—	—	2,973,907
UltraPro Short Financial Select Sector	—	—	(6,134,077)	277,784
Short MSCI EAFE	—	—	(147,483,985)	(11,265,036)
Short MSCI Emerging Markets	—	—	(234,636,648)	(32,978,594)
Short FTSE China 50	—	—	(10,463,213)	41,382
UltraShort MSCI EAFE	—	—	(95,061,910)	(955,165)
UltraShort MSCI Emerging Markets	—	—	(702,823,206)	(24,692,284)
UltraShort FTSE Europe	—	—	(230,590,996)	1,071,455
UltraShort MSCI Brazil Capped	—	—	(33,240,562)	(15,843,443)
UltraShort FTSE China 50	—	—	(776,701,057)	2,305,442
UltraShort MSCI Japan	—	—	(30,187,942)	(3,635,312)

324 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraShort MSCI Mexico Capped IMI	—	—	$(13,217,590)	$(292,236)
Short 7-10 Year Treasury	—	—	(10,747,753)	45,896
Short 20+ Year Treasury	—	—	(770,828,419)	3,066,796
Short High Yield	—	—	(9,198,005)	(30,934,854)
UltraShort 3-7 Year Treasury	—	—	(1,466,422)	(353)
UltraShort 7-10 Year Treasury	—	—	(319,029,092)	481,475
UltraShort 20+ Year Treasury	—	—	(6,484,674,331)	16,839,098
UltraShort TIPS	—	—	(1,204,623)	(107,819)
UltraPro Short 20+ Year Treasury	—	—	(110,499,005)	917,201
Ultra S&P500®	—	—	—	73,423,222
Ultra QQQ®	—	—	(2,812,201)	71,694,825
Ultra Dow30SM	—	—	(100,222,610)	(3,085,996)
Ultra MidCap400	$86,715	—	(178,560,161)	(849,052)
Ultra Russell2000	61,893	—	(217,728,805)	(1,441,987)
Ultra SmallCap600	—	—	—	1,177,334
UltraPro S&P500®	—	—	—	235,977,803
UltraPro QQQ®	—	—	(1,067,899)	544,164,192
UltraPro Dow30SM	—	—	—	50,983,770
UltraPro MidCap400	—	—	—	8,761,964
UltraPro Russell2000	—	—	—	36,024,095
Ultra Basic Materials	—	—	(2,454,145)	877,115
Ultra Nasdaq Biotechnology	—	—	(13,215,515)	(210,526,492)
Ultra Consumer Goods	—	—	—	1,678,836
Ultra Consumer Services	—	—	—	196,314
Ultra Financials	730,323	—	(1,455,716,615)	15,580,204
Ultra Gold Miners	—	—	(862,871)	439,440
Ultra Junior Miners	—	—	(48,953)	(1,492,177)
Ultra Health Care	—	—	(1,042,716)	12,577,485
Ultra Industrials	—	—	—	1,667,535
Ultra Oil & Gas	—	—	(40,734,544)	(24,108,159)
Ultra Oil & Gas Exploration & Production	—	—	(827,691)	(739,031)
Ultra Real Estate	—	—	—	60,244,393
Ultra S&P Regional Banking	1,914	—	(1,480,685)	729,322
Ultra Semiconductors	—	—	(741,856)	5,204,849
Ultra Technology	—	—	—	38,046,619
Ultra Telecommunications	—	—	—	361,124
Ultra Utilities	2,747	—	(2,266,919)	(211,073)
UltraPro Nasdaq Biotechnology	—	—	(25,549,460)	(25,039,163)
UltraPro Financial Select Sector	—	—	(447,459)	3,331,796
Ultra MSCI EAFE	—	—	(6,605,897)	(3,800,393)
Ultra MSCI Emerging Markets	—	—	(8,557,324)	(2,398,923)
Ultra FTSE Europe	—	—	(1,803,966)	(978,258)
Ultra MSCI Brazil Capped	—	—	(18,326,528)	14,432,591
Ultra FTSE China 50	—	—	(5,559,985)	(2,386,763)
Ultra MSCI Japan	—	—	(77,810)	3,880,069
Ultra MSCI Mexico Capped IMI	—	—	(1,435,039)	(759,990)
Ultra 7-10 Year Treasury	20,477	—	(127,858,268)	(551,537)
Ultra 20+ Year Treasury	5,341,407	$97,542	—	(3,218,252)
Ultra High Yield	2,095	—	(251,021)	6,506

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 325

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

As of October 31, 2016 (the Funds' tax year end), the Funds had capital loss carry forwards ("CLCFs") available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, are not subject to expiration, and must be utilized prior to certain, older CLCFs, which are treated as short-term capital losses regardless of whether the originating capital loss was short-term or long-term and do carry an expiration date.

At October 31, 2016, the following Funds had available CLCFs:

	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	No Expiration Date	Total
Short S&P500®	$275,479,255	$396,002,468	$299,866,646	$1,594,982,953	$2,566,331,322
Short QQQ®	46,413,351	59,184,627	61,405,117	241,375,639	408,378,734
Short Dow30SM	27,666,267	74,285,143	36,036,617	183,400,750	321,388,777
Short MidCap400	14,091,075	16,663,813	4,855,600	27,845,124	63,455,612
Short Russell2000	30,602,995	85,827,210	47,621,957	354,508,823	518,560,985
Short SmallCap600	10,910,309	9,744,816	2,717,874	28,814,996	52,187,995
UltraShort S&P500®	954,224,900	1,614,347,476	880,883,563	2,691,539,347	6,140,995,286
UltraShort QQQ®	344,027,075	546,154,861	344,692,522	787,841,761	2,022,716,219
UltraShort Dow30SM	211,568,661	278,053,840	125,976,993	336,467,554	952,067,048
UltraShort MidCap400	62,058,079	19,240,979	11,668,164	41,545,864	134,513,086
UltraShort Russell2000	197,617,837	371,431,305	109,741,367	467,666,098	1,146,456,607
UltraShort SmallCap600	10,418,599	18,395,839	6,372,373	19,029,145	54,215,956
UltraPro Short S&P500®	21,450,893	80,591,829	146,815,109	1,240,747,620	1,489,605,451
UltraPro Short QQQ®	—	13,723,268	33,201,124	616,547,151	663,471,543
UltraPro Short Dow30SM	—	9,009,922	4,829,732	201,050,471	214,890,125
UltraPro Short MidCap400	—	2,821,723	1,324,062	19,552,844	23,698,629
UltraPro Short Russell2000	—	13,054,940	5,215,974	161,172,142	179,443,056
Short Basic Materials	—	429,630	—	6,273,711	6,703,341
Short Financials	46,207,656	34,680,899	—	69,114,759	150,003,314
Short Oil & Gas	1,584,332	2,720,603	2,060,582	1,771,176	8,136,693
Short Real Estate	—	3,968,005	433,111	17,714,341	22,115,457
Short S&P Regional Banking	—	475,909	8,353,085	3,002,400	11,831,394
UltraShort Basic Materials	99,100,007	110,459,179	3,390,037	69,337,648	282,286,871
UltraShort Nasdaq Biotechnology	—	416,580	—	28,139,409	28,555,989
UltraShort Consumer Goods	680,668	14,284,380	2,851,138	6,128,119	23,944,305
UltraShort Consumer Services	37,806,587	34,794,753	9,718,804	16,837,877	99,158,021
UltraShort Financials	884,851,934	249,724,456	—	421,266,370	1,555,842,760
UltraShort Gold Miners	—	—	—	130,508	130,508
UltraShort Health Care	10,002,522	2,787,142	767,590	8,076,357	21,633,611
UltraShort Industrials	17,061,076	21,300,428	—	14,836,323	53,197,827
UltraShort Oil & Gas	72,588,775	103,023,193	31,249,573	86,813,234	293,674,775
UltraShort Real Estate	2,597,807,224	530,523,856	76,086,424	183,732,490	3,388,149,994
UltraShort Semiconductors	28,767,489	21,740,228	7,733,357	20,105,662	78,346,736
UltraShort Technology	38,866,512	17,058,910	4,601,521	15,213,725	75,740,668
UltraShort Utilities	7,484,152	3,786,581	1,225,902	5,426,679	17,923,314
UltraPro Short Financial Select Sector	—	—	—	6,116,493	6,116,493
Short MSCI EAFE	32,745,434	18,597,569	312,450	95,316,300	146,971,753
Short MSCI Emerging Markets	39,141,253	71,205,636	17,217,308	105,369,516	232,933,713
Short FTSE China 50	—	1,040,187	—	9,350,155	10,390,342
UltraShort MSCI EAFE	67,426,453	7,928,513	3,521,302	16,139,331	95,015,599

326 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	No Expiration Date	Total
UltraShort MSCI Emerging Markets	$520,833,289	$59,526,996	$9,114,905	$113,037,743	$702,512,933
UltraShort FTSE Europe	3,795,429	34,453,744	9,069,132	182,970,322	230,288,627
UltraShort MSCI Brazil Capped	—	3,153,137	—	29,879,348	33,032,485
UltraShort FTSE China 50	431,145,308	131,146,062	—	214,039,570	776,330,940
UltraShort MSCI Japan	3,844,289	6,349,708	5,554,931	14,344,593	30,093,521
UltraShort MSCI Mexico Capped IMI	6,041,732	5,186,144	166,558	1,815,836	13,210,270
Short 7-10 Year Treasury	—	—	—	10,576,598	10,576,598
Short 20+ Year Treasury	228,972	56,583,949	84,404,610	625,985,254	767,202,785
Short High Yield	—	—	—	8,007,324	8,007,324
UltraShort 3-7 Year Treasury	—	—	—	1,450,902	1,450,902
UltraShort 7-10 Year Treasury	249,611	28,917,167	143,647,522	145,379,529	318,193,829
UltraShort 20+ Year Treasury	—	664,186,865	665,676,662	5,144,238,347	6,474,101,874
UltraShort TIPS	—	—	—	1,196,761	1,196,761
UltraPro Short 20+ Year Treasury	—	—	—	110,055,891	110,055,891
Ultra QQQ®	2,812,201	—	—	—	2,812,201
Ultra Dow30SM	100,222,610	—	—	—	100,222,610
Ultra MidCap400	—	—	—	178,560,161	178,560,161
Ultra Russell2000	5,956,450	—	—	211,772,355	217,728,805
Ultra Basic Materials	—	—	—	2,454,145	2,454,145
Ultra Nasdaq Biotechnology	—	—	—	10,897,643	10,897,643
Ultra Financials	1,407,263,015	—	48,453,600	—	1,455,716,615
Ultra Gold Miners	—	—	—	786,011	786,011
Ultra Oil & Gas	—	—	—	40,734,544	40,734,544
Ultra Oil & Gas Exploration & Production	—	—	—	827,691	827,691
Ultra S&P Regional Banking	—	—	—	1,480,685	1,480,685
Ultra Semiconductors	741,856	—	—	—	741,856
Ultra Utilities	2,266,919	—	—	—	2,266,919
UltraPro Nasdaq Biotechnology	—	—	—	25,370,278	25,370,278
UltraPro Financial Select Sector	—	—	—	447,459	447,459
Ultra MSCI EAFE	—	—	—	6,367,401	6,367,401
Ultra MSCI Emerging Markets	—	—	—	8,417,231	8,417,231
Ultra FTSE Europe	—	—	—	1,717,540	1,717,540
Ultra MSCI Brazil Capped	—	542,934	628,038	17,032,852	18,203,824
Ultra FTSE China 50	—	173,812	—	5,227,685	5,401,497
Ultra MSCI Mexico Capped IMI	—	—	77,432	1,334,646	1,412,078
Ultra 7-10 Year Treasury	—	—	—	127,858,268	127,858,268
Ultra High Yield	—	—	—	251,021	251,021

At October 31, 2016, the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2016:

Fund	Capital Loss Utilized	Ordinary Late Year Loss Deferrals
Short S&P500®	—	$13,348,388
Short QQQ®	—	2,264,036
Short Dow30SM	—	1,963,400
Short MidCap400	—	169,399
Short Russell2000	—	2,663,180
Short SmallCap600	—	74,916
UltraShort S&P500®	—	10,023,227
UltraShort QQQ®	—	2,178,398

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 327

Fund	Capital Loss Utilized	Ordinary Late Year Loss Deferrals
UltraShort Dow30SM	—	$1,313,860
UltraShort MidCap400	—	50,338
UltraShort Russell2000	—	1,084,558
UltraShort SmallCap600	—	25,160
UltraPro Short S&P500®	—	3,855,683
UltraPro Short QQQ®	—	2,853,142
UltraPro Short Dow30SM	—	1,050,980
UltraPro Short MidCap400	—	26,154
UltraPro Short Russell2000	—	459,998
Short Basic Materials	—	65,768
Short Financials	—	235,045
Short Oil & Gas	$945,158	53,329
Short Real Estate	—	146,336
Short S&P Regional Banking	—	12,471
UltraShort Basic Materials	—	98,134
UltraShort Nasdaq Biotechnology	—	528,372
UltraShort Consumer Goods	—	14,882
UltraShort Consumer Services	—	16,722
UltraShort Financials	—	342,789
UltraShort Gold Miners	—	18,075
UltraShort Health Care	—	21,045
UltraShort Industrials	—	26,408
UltraShort Oil & Gas	—	257,427
UltraShort Oil & Gas Exploration & Production	342,681	9,576
UltraShort Real Estate	—	192,825
UltraShort Semiconductors	—	24,248
UltraShort Technology	—	30,665
UltraShort Utilities	—	32,538
UltraPro Short Nasdaq Biotechnology	1,388,786	—
UltraPro Short Financial Select Sector	—	17,584
Short MSCI EAFE	—	512,232
Short MSCI Emerging Markets	—	1,702,935
Short FTSE China 50	—	72,871
UltraShort MSCI EAFE	—	46,311
UltraShort MSCI Emerging Markets	—	310,273
UltraShort FTSE Europe	—	302,369
UltraShort MSCI Brazil Capped	—	208,077
UltraShort FTSE China 50	—	370,117
UltraShort MSCI Japan	—	94,421
UltraShort MSCI Mexico Capped IMI	314,385	7,320
Short 7-10 Year Treasury	—	171,155
Short 20+ Year Treasury	—	3,625,634
Short High Yield	7,965,574	1,190,681
UltraShort 3-7 Year Treasury	—	15,520
UltraShort 7-10 Year Treasury	—	835,263
UltraShort 20+ Year Treasury	—	10,572,457
UltraShort TIPS	292,397	7,862
UltraPro Short 20+ Year Treasury	—	443,114
Ultra QQQ®	4,599,861	—
Ultra Dow30SM	33,556,896	—
328 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Capital Loss Utilized	Ordinary Late Year Loss Deferrals
Ultra SmallCap600	$867,190	—
UltraPro QQQ®	—	$1,067,899
UltraPro Dow30SM	1,435,832	—
UltraPro MidCap400	1,891,187	—
Ultra Basic Materials	1,609,359	—
Ultra Nasdaq Biotechnology	185,647,344	2,317,872
Ultra Consumer Services	373,817	—
Ultra Financials	100,300,265	—
Ultra Gold Miners	56,824	76,860
Ultra Junior Miners	1,027,140	48,953
Ultra Health Care	9,711,028	1,042,716
Ultra Industrials	860,259	—
Ultra Semiconductors	812,494	—
Ultra Technology	7,027,169	—
Ultra Telecommunications	385,489	—
Ultra Utilities	4,002,641	—
UltraPro Nasdaq Biotechnology	—	179,182
Ultra MSCI EAFE	—	238,496
Ultra MSCI Emerging Markets	—	140,093
Ultra FTSE Europe	—	86,426
Ultra MSCI Brazil Capped	—	122,704
Ultra FTSE China 50	1,590,598	158,488
Ultra MSCI Japan	117,116	77,810
Ultra MSCI Mexico Capped IMI	—	22,961
Ultra 7-10 Year Treasury	35,437	—
Ultra 20+ Year Treasury	2,333,415	—

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees and Transactions with Affiliates

The Advisor serves as the investment adviser to each Fund pursuant to an Investment Advisory Agreement. The Advisor is responsible for developing, implementing, and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For its investment advisory services, each Fund pays the Advisor a fee at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Fund pays the Advisor management services fees at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 329

For the period ended November 30, 2016, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Short S&P500®	0.75%	0.10%	—	—	—	0.95%	September 30, 2017
Short QQQ®	0.75	0.10	$135,785	—	—	0.95	September 30, 2017
Short Dow30SM	0.75	0.10	36,758	—	—	0.95	September 30, 2017
Short MidCap400	0.75	0.10	30,465	—	—	0.95	September 30, 2017
Short Russell2000	0.75	0.10	155,300	—	—	0.95	September 30, 2017
Short SmallCap600	0.75	0.10	34,278	—	—	0.95	September 30, 2017
UltraShort S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2017
UltraShort QQQ®	0.75	0.10	141,615	—	—	0.95	September 30, 2017
UltraShort Dow30SM	0.75	0.10	40,889	—	—	0.95	September 30, 2017
UltraShort MidCap400	0.75	0.10	34,351	$1,897	—	0.95	September 30, 2017
UltraShort Russell2000	0.75	0.10	85,885	—	—	0.95	September 30, 2017
UltraShort SmallCap600	0.75	0.10	12,961	1,728	$22,102	0.95	September 30, 2017
UltraPro Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2017
UltraPro Short QQQ®	0.75	0.10	170,941	—	—	0.95	September 30, 2017
UltraPro Short Dow30SM	0.75	0.10	32,054	—	—	0.95	September 30, 2017
UltraPro Short MidCap400	0.75	0.10	14,354	1,914	21,232	0.95	September 30, 2017
UltraPro Short Russell2000	0.75	0.10	60,095	—	—	0.95	September 30, 2017
Short Basic Materials	0.75	0.10	25,055	3,341	12,054	0.95	September 30, 2017
Short Financials	0.75	0.10	32,513	—	—	0.95	September 30, 2017
Short Oil & Gas	0.75	0.10	24,056	3,207	9,204	0.95	September 30, 2017
Short Real Estate	0.75	0.10	35,833	—	—	0.95	September 30, 2017
Short S&P Regional Banking	0.75	0.10	8,381	1,117	28,005	0.95	September 30, 2017
UltraShort Basic Materials	0.75	0.10	37,446	—	—	0.95	September 30, 2017
UltraShort Nasdaq Biotechnology	0.75	0.10	56,901	—	—	0.95	September 30, 2017
UltraShort Consumer Goods	0.75	0.10	10,754	1,434	24,167	0.95	September 30, 2017
UltraShort Consumer Services	0.75	0.10	9,026	1,203	26,935	0.95	September 30, 2017
UltraShort Financials	0.75	0.10	38,253	—	—	0.95	September 30, 2017
UltraShort Gold Miners	0.75	0.10	14,628	1,950	19,580	0.95	September 30, 2017
UltraShort Health Care	0.75	0.10	12,114	1,615	22,643	0.95	September 30, 2017
UltraShort Industrials	0.75	0.10	15,540	2,072	18,919	0.95	September 30, 2017
UltraShort Oil & Gas	0.75	0.10	34,204	—	—	0.95	September 30, 2017
UltraShort Oil & Gas Exploration & Production	0.75	0.10	4,754	634	28,185	0.95	September 30, 2017
UltraShort Real Estate	0.75	0.10	45,234	—	—	0.95	September 30, 2017
UltraShort Semiconductors	0.75	0.10	22,642	3,019	10,307	0.95	September 30, 2017
UltraShort Technology	0.75	0.10	16,759	2,235	17,946	0.95	September 30, 2017
UltraShort Utilities	0.75	0.10	30,019	4,003	1,036	0.95	September 30, 2017
UltraPro Short Nasdaq Biotechnology	0.75	0.10	30,394	2,922	—	0.95	September 30, 2017
UltraPro Short Financial Select Sector	0.75	0.10	7,823	1,043	32,022	0.95	September 30, 2017
Short MSCI EAFE	0.75	0.10	38,347	—	—	0.95	September 30, 2017
Short MSCI Emerging Markets	0.75	0.10	43,038	—	—	0.95	September 30, 2017
Short FTSE China 50	0.75	0.10	38,440	—	—	0.95	September 30, 2017
UltraShort MSCI EAFE	0.75	0.10	26,583	3,544	5,711	0.95	September 30, 2017
UltraShort MSCI Emerging Markets	0.75	0.10	37,316	—	—	0.95	September 30, 2017
UltraShort FTSE Europe	0.75	0.10	32,396	—	—	0.95	September 30, 2017
UltraShort MSCI Brazil Capped	0.75	0.10	32,834	—	—	0.95	September 30, 2017
UltraShort FTSE China 50	0.75	0.10	53,431	—	—	0.95	September 30, 2017

330 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
UltraShort MSCI Japan	0.75%	0.10%	$35,446	—	—	0.95%	September 30, 2017
UltraShort MSCI Mexico Capped IMI	0.75	0.10	4,639	$619	$30,713	0.95	September 30, 2017
Short 7-10 Year Treasury	0.75	0.10	31,458	—	—	0.95	September 30, 2017
Short 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2017
Short High Yield	0.75	0.10	16,370	—	—	0.95	September 30, 2017
UltraShort 3-7 Year Treasury	0.75	0.10	9,825	1,310	24,505	0.95	September 30, 2017
UltraShort 7-10 Year Treasury	0.75	0.10	24,750	—	—	0.95	September 30, 2017
UltraShort 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2017
UltraShort TIPS	0.75	0.10	4,638	618	30,773	0.95	September 30, 2017
UltraPro Short 20+ Year Treasury	0.75	0.10	27,520	—	—	0.95	September 30, 2017
Ultra S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2017
Ultra QQQ®	0.75	0.10	255,791	—	—	0.95	September 30, 2017
Ultra Dow30SM	0.75	0.10	56,572	—	—	0.95	September 30, 2017
Ultra MidCap400	0.75	0.10	59,566	—	—	0.95	September 30, 2017
Ultra Russell2000	0.75	0.10	189,443	—	—	0.95	September 30, 2017
Ultra SmallCap600	0.75	0.10	69,177	—	—	0.95	September 30, 2017
UltraPro S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2017
UltraPro QQQ®	0.75	0.10	315,099	—	—	0.95	September 30, 2017
UltraPro Dow30SM	0.75	0.10	63,069	—	—	0.95	September 30, 2017
UltraPro MidCap400	0.75	0.10	59,957	—	—	0.95	September 30, 2017
UltraPro Russell2000	0.75	0.10	192,498	—	—	0.95	September 30, 2017
Ultra Basic Materials	0.75	0.10	52,703	—	—	0.95	September 30, 2017
Ultra Nasdaq Biotechnology	0.75	0.10	236,399	—	—	0.95	September 30, 2017
Ultra Consumer Goods	0.75	0.10	52,712	5,641	—	0.95	September 30, 2017
Ultra Consumer Services	0.75	0.10	58,829	—	—	0.95	September 30, 2017
Ultra Financials	0.75	0.10	51,659	—	—	0.95	September 30, 2017
Ultra Gold Miners	0.75	0.10	52,216	—	—	0.95	September 30, 2017
Ultra Junior Miners	0.75	0.10	34,813	4,642	30,283	0.95	September 30, 2017
Ultra Health Care	0.75	0.10	66,598	—	—	0.95	September 30, 2017
Ultra Industrials	0.75	0.10	64,569	—	—	0.95	September 30, 2017
Ultra Oil & Gas	0.75	0.10	72,360	—	—	0.95	September 30, 2017
Ultra Oil & Gas Exploration & Production	0.75	0.10	5,242	699	44,109	0.95	September 30, 2017
Ultra Real Estate	0.75	0.10	64,731	—	—	0.95	September 30, 2017
Ultra S&P Regional Banking	0.75	0.10	24,731	3,297	30,707	0.95	September 30, 2017
Ultra Semiconductors	0.75	0.10	53,116	—	—	0.95	September 30, 2017
Ultra Technology	0.75	0.10	68,197	—	—	0.95	September 30, 2017
Ultra Telecommunications	0.75	0.10	20,348	2,713	31,476	0.95	September 30, 2017
Ultra Utilities	0.75	0.10	55,941	—	—	0.95	September 30, 2017
UltraPro Nasdaq Biotechnology	0.75	0.10	88,076	—	—	0.95	September 30, 2017
UltraPro Financial Select Sector	0.75	0.10	30,518	4,069	30,351	0.95	September 30, 2017
Ultra MSCI EAFE	0.75	0.10	30,208	—	—	0.95	September 30, 2017
Ultra MSCI Emerging Markets	0.75	0.10	33,600	—	—	0.95	September 30, 2017
Ultra FTSE Europe	0.75	0.10	35,904	—	—	0.95	September 30, 2017
Ultra MSCI Brazil Capped	0.75	0.10	31,310	—	—	0.95	September 30, 2017
Ultra FTSE China 50	0.75	0.10	41,109	—	—	0.95	September 30, 2017
Ultra MSCI Japan	0.75	0.10	34,696	—	—	0.95	September 30, 2017
Ultra MSCI Mexico Capped IMI	0.75	0.10	13,359	1,781	20,614	0.95	September 30, 2017

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 331

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Ultra 7-10 Year Treasury	0.75%	0.10%	$53,183	—	—	0.95%	September 30, 2017
Ultra 20+ Year Treasury	0.75	0.10	49,561	—	—	0.95	September 30, 2017
Ultra High Yield	0.75	0.10	5,465	$729	$68,583	0.95	September 30, 2017

*  Indicates the Investment Advisory Fee Rate incurred for the period ended November 30, 2016. Funds with a maximum fee rate of 0.75% are subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion.

For each Fund amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. Any amounts recouped by the Advisor during the period are reflected in the Statement of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of November 30, 2016, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount Eligible for
Fund	2017	2018	2019	2020	2021	2022	Recoupment
Short QQQ®	$225,411	$199,842	$183,455	$233,406	$274,650	$42,017	$1,158,781
Short Dow30SM	72,664	105,984	85,730	122,796	75,022	11,716	473,912
Short MidCap400	66,719	75,404	46,552	101,429	68,728	6,773	365,605
Short Russell2000	369,089	323,363	343,588	399,196	311,512	50,465	1,797,213
Short SmallCap600	65,844	73,138	82,583	80,665	82,083	7,698	392,011
UltraShort QQQ®	441,019	323,315	276,534	322,567	288,533	43,921	1,695,889
UltraShort Dow30SM	74,164	104,635	87,817	133,867	89,137	10,455	500,075
UltraShort MidCap400	55,992	75,207	81,399	90,108	87,634	7,867	398,207
UltraShort Russell2000	306,432	308,759	211,140	225,267	172,946	25,219	1,249,763
UltraShort SmallCap600	75,266	86,443	82,593	88,808	87,727	8,545	429,382
UltraPro Short QQQ®	150,137	220,132	248,710	293,276	315,811	58,511	1,286,577
UltraPro Short Dow30SM	69,948	100,619	81,395	105,834	76,852	10,479	445,127
UltraPro Short MidCap400	87,998	93,027	84,692	89,478	89,110	8,758	453,063
UltraPro Short Russell2000	108,362	130,097	114,253	144,666	120,714	18,295	636,387
Short Basic Materials	91,429	92,961	84,361	89,314	83,218	13,477	454,760
Short Financials	78,910	94,714	78,620	89,064	78,621	7,736	427,665
Short Oil & Gas	91,956	85,594	83,999	90,741	84,209	8,852	445,351
Short Real Estate	81,882	92,032	81,400	90,383	80,148	8,360	434,205
Short S&P Regional Banking	85,432	89,463	83,987	89,132	93,331	8,448	449,793
UltraShort Basic Materials	123,469	56,367	77,153	91,231	86,014	9,037	443,271
UltraShort Nasdaq Biotechnology	92,655	105,368	86,262	158,156	143,818	16,658	602,917
UltraShort Consumer Goods	92,430	88,502	84,323	89,557	86,611	8,550	449,973
UltraShort Consumer Services	92,694	89,557	83,711	95,919	85,905	8,852	456,638
UltraShort Financials	97,996	114,645	77,065	117,490	77,079	9,694	493,969
UltraShort Gold Miners	—	—	—	42,813	59,955	8,268	111,036
UltraShort Health Care	92,201	87,750	84,447	92,376	85,211	8,620	450,605
UltraShort Industrials	90,038	88,318	84,088	95,818	84,536	8,647	451,445
UltraShort Oil & Gas	82,425	92,340	68,373	93,112	76,555	8,685	421,490
UltraShort Oil & Gas Exploration & Production	—	—	—	14,326	57,613	7,055	78,994
UltraShort Real Estate	145,256	116,965	76,577	145,534	92,020	11,084	587,436
UltraShort Semiconductors	81,478	86,142	84,678	91,302	86,559	8,001	438,160
UltraShort Technology	88,188	88,332	84,637	94,212	85,165	8,842	449,376
UltraShort Utilities	93,317	87,334	85,144	93,012	84,495	7,902	451,204
UltraPro Short Nasdaq Biotechnology	—	—	—	12,765	58,530	7,698	78,993

332 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Expires September 30,						Total Amount Eligible for
Fund	2017	2018	2019	2020	2021	2022	Recoupment
UltraPro Short Financial Select Sector	$12,479	$56,151	$82,107	$85,426	$88,904	$12,539	$337,606
Short MSCI EAFE	177,800	107,096	38,609	109,596	81,321	13,057	527,479
Short MSCI Emerging Markets	116,687	52,054	46,344	47,858	81,480	14,151	358,574
Short FTSE China 50	92,334	95,238	86,890	105,803	87,428	9,224	476,917
UltraShort MSCI EAFE	81,877	86,165	93,615	91,412	85,135	8,316	446,520
UltraShort MSCI Emerging Markets	69,793	92,695	89,273	96,601	76,996	9,763	435,121
UltraShort FTSE Europe	125,100	193,824	59,504	89,329	75,218	8,603	551,578
UltraShort MSCI Brazil Capped	104,761	104,587	91,059	88,159	76,394	8,886	473,846
UltraShort FTSE China 50	152,062	143,507	120,606	152,896	111,517	14,781	695,369
UltraShort MSCI Japan	123,797	101,018	93,687	92,490	82,432	8,358	501,782
UltraShort MSCI Mexico Capped IMI	117,556	114,227	98,203	88,968	86,048	8,277	513,279
Short 7-10 Year Treasury	70,562	84,362	71,478	84,790	77,466	5,644	394,302
Short High Yield	89,685	96,544	90,021	87,689	32,137	7,320	403,396
UltraShort 3-7 Year Treasury	61,645	90,841	84,082	85,571	86,661	8,072	416,872
UltraShort 7-10 Year Treasury	—	56,551	38,615	85,893	61,402	655	243,116
UltraShort TIPS	72,591	89,868	83,250	93,216	85,136	8,259	432,320
UltraPro Short 20+ Year Treasury	48,233	55,782	70,203	79,018	75,991	3,229	332,456
Ultra QQQ®	412,344	448,616	486,230	616,655	561,942	79,406	2,605,193
Ultra Dow30SM	105,959	123,374	111,163	116,980	129,031	13,886	600,393
Ultra MidCap400	49,902	—	—	114,172	129,296	15,559	308,929
Ultra Russell2000	693,472	619,345	1,116,585	374,496	391,774	58,241	3,253,913
Ultra SmallCap600	111,392	152,615	249,407	96,586	155,955	24,971	790,926
UltraPro S&P500®	130,971	35,138	—	—	—	—	166,109
UltraPro QQQ®	245,246	280,905	427,542	706,840	723,093	95,525	2,479,151
UltraPro Dow30SM	108,261	120,149	122,763	126,559	140,127	17,880	635,739
UltraPro MidCap400	159,818	128,806	170,523	108,670	157,746	13,019	738,582
UltraPro Russell2000	411,199	348,618	623,676	492,844	391,157	63,186	2,330,680
Ultra Basic Materials	120,797	138,387	133,618	133,780	119,544	13,475	659,601
Ultra Nasdaq Biotechnology	157,343	190,333	352,254	529,605	561,494	72,300	1,863,329
Ultra Consumer Goods	141,009	134,031	141,953	123,914	133,569	16,206	690,682
Ultra Consumer Services	159,828	135,271	140,388	121,105	144,953	15,095	716,640
Ultra Financials	104,734	152,297	120,266	87,854	115,816	5,940	586,907
Ultra Gold Miners	—	—	—	42,932	81,240	13,769	137,941
Ultra Junior Miners	—	—	—	58,788	107,537	21,272	187,597
Ultra Health Care	122,928	118,525	148,373	126,289	170,796	17,150	704,061
Ultra Industrials	130,516	143,325	148,544	118,794	146,680	18,724	706,583
Ultra Oil & Gas	154,466	160,475	129,945	177,389	174,554	18,217	815,046
Ultra Oil & Gas Exploration & Production	—	—	—	14,264	75,063	12,059	101,386
Ultra Real Estate	86,533	138,816	168,740	128,235	148,427	17,946	688,697
Ultra S&P Regional Banking	143,558	128,081	131,169	127,130	137,880	13,982	681,800
Ultra Semiconductors	117,849	117,178	121,028	123,797	124,455	12,757	617,064
Ultra Technology	149,994	131,109	146,728	152,665	158,577	20,268	759,341
Ultra Telecommunications	140,516	131,129	124,140	124,376	125,319	14,280	659,760
Ultra Utilities	132,898	130,418	123,901	129,009	125,663	14,584	656,473
UltraPro Nasdaq Biotechnology	—	—	—	23,638	180,238	25,450	229,326
UltraPro Financial Select Sector	16,500	110,814	126,411	147,516	143,647	20,992	565,880

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2016 (UNAUDITED) :: 333

	Expires September 30,						Total Amount Eligible for
Fund	2017	2018	2019	2020	2021	2022	Recoupment
Ultra MSCI EAFE	$83,345	$111,654	$83,399	$89,290	$74,839	$7,111	$449,638
Ultra MSCI Emerging Markets	86,797	72,361	84,081	106,459	80,090	7,344	437,132
Ultra FTSE Europe	116,348	95,983	77,927	81,145	85,820	7,781	465,004
Ultra MSCI Brazil Capped	105,221	109,196	96,173	91,271	83,614	7,274	492,749
Ultra FTSE China 50	81,225	92,912	94,549	124,083	97,217	9,895	499,881
Ultra MSCI Japan	112,975	100,571	87,589	82,399	82,285	7,830	473,649
Ultra MSCI Mexico Capped IMI	117,509	113,047	96,850	91,915	84,651	8,181	512,153
Ultra 7-10 Year Treasury	117,900	121,313	225	301,560	97,675	10,760	649,433
Ultra 20+ Year Treasury	130,053	131,767	112,878	117,517	113,192	13,791	619,198
Ultra High Yield	80,699	134,133	153,421	154,099	156,423	23,157	701,932

Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual's related compensation, along with the compensation of staff who administer the Funds' compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the Statements of Operations as a component of "Other Fees".

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as the Trust's administrator (the "Administrator"). The Administrator provides certain administrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custodian Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Listing, Data and Related Fees

The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an Index and its Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund are reflected on the Statements of Operations as "Listing, Data and related fees".

8. Trustees Fees

The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $155,000 annual retainer (paid in quarterly increments) for services provided as a Board member, plus a quarterly in-person meeting fee of $7,500, an in-person special meeting fee of $3,000 and a telephonic meeting fee of $3,000. Such fees are allocated between the Funds and other affiliated funds. Each Fund's share of these fees, together with reimbursable expenses of the Trustees, are reflected on the Statements of Operations as "Trustees Fees".

9. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

10. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the

334 :: NOVEMBER 30, 2016 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. None of the Funds had any transaction fees for the six months ended November 30, 2016 or for the year ended May 31, 2016.

11. Investment Transactions

For the period ended November 30, 2016, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the Ultra 7-10 Treasury, Ultra 20+ Year Treasury Funds), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
Ultra S&P500®	$393,195,751	$23,241,374
Ultra QQQ®	132,301,821	13,648,607
Ultra Dow30SM	18,174,129	9,048,114
Ultra MidCap400	35,691,181	7,795,903
Ultra Russell2000	24,138,628	61,141,935
Ultra SmallCap600	15,877,326	1,409,909
UltraPro S&P500®	217,050,125	238,500,133
UltraPro QQQ®	663,880,478	74,697,545
UltraPro Dow30SM	59,942,068	2,030,922
UltraPro MidCap400	8,199,966	7,857,488
UltraPro Russell2000	44,539,909	9,938,283
Ultra Basic Materials	1,701,752	1,331,919
Ultra Nasdaq Biotechnology	82,142,685	64,095,100
Ultra Consumer Goods	3,157,678	4,470,002
Ultra Consumer Services	9,194,609	569,544
Ultra Financials	54,887,523	9,734,594
Ultra Gold Miners	6,459,105	491,842
Ultra Junior Miners	7,617,634	—
Ultra Health Care	105,264,214	1,465,378
Ultra Industrials	16,709,891	549,058
Ultra Oil & Gas	16,707,662	2,309,113
Ultra Oil & Gas Exploration & Production	350,233	190,118
Ultra Real Estate	190,058,655	4,124,142
Ultra S&P Regional Banking	2,651,055	1,642,156
Ultra Semiconductors	3,953,973	418,515
Ultra Technology	65,254,284	2,409,497
Ultra Telecommunications	15,753,518	849,438
Ultra Utilities	2,729,702	682,889
UltraPro Nasdaq Biotechnology	23,186,432	11,240,512
UltraPro Financial Select Sector	767,552	1,058,067
Ultra 7-10 Year Treasury	33,757,806	30,805,935
Ultra 20+ Year Treasury	42,752,821	13,525,302

12. In-Kind Transactions

During the period presented in this report, certain Funds delivered portfolio securities in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

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For the period ended November 30, 2016, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
Ultra S&P500®	$672,980,672	$38,858,669
Ultra QQQ®	263,171,653	35,225,039
Ultra Dow30SM	68,459,331	4,657,726
Ultra MidCap400	52,343,648	4,527,323
Ultra Russell2000	60,171,009	13,003,626
Ultra SmallCap600	15,416,813	767,403
UltraPro S&P500®	324,672,425	408,942
UltraPro QQQ®	977,754,305	15,231,384
UltraPro Dow30SM	113,819,959	(1,457,517)
UltraPro MidCap400	4,733,899	138,944
UltraPro Russell2000	141,144,190	9,544,917
Ultra Basic Materials	6,735,565	785,886
Ultra Nasdaq Biotechnology	131,568,690	11,725,164
Ultra Consumer Goods	5,659,603	(61,152)
Ultra Consumer Services	11,062,794	184,582
Ultra Financials	68,302,382	15,876,292
Ultra Gold Miners	1,629,238	795,679
Ultra Junior Miners	5,274,115	1,123,163
Ultra Health Care	120,874,263	4,948,826
Ultra Industrials	15,954,772	604,197
Ultra Oil & Gas	53,949,472	4,144,514
Ultra Real Estate	186,297,079	10,354,343
Ultra S&P Regional Banking	2,515,361	220,563
Ultra Semiconductors	5,151,411	808,985
Ultra Technology	92,514,748	6,159,817
Ultra Telecommunications	15,484,272	457,261
Ultra Utilities	6,086,579	260,079
UltraPro Nasdaq Biotechnology	29,129,022	2,840,498
UltraPro Financial Select Sector	1,756,937	(3,056)
Ultra 7-10 Year Treasury	24,907,602	553,303
Ultra 20+ Year Treasury	94,901,606	4,883,887

In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended November 30, 2016, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
Ultra S&P500®	$91,546,783
Ultra QQQ®	116,925,103
Ultra Dow30SM	46,527,934
Ultra Russell2000	98,034,184
UltraPro S&P500®	114,082,189
UltraPro QQQ®	288,893,989
UltraPro Dow30SM	16,878,577
UltraPro Russell2000	116,457,035
Ultra Nasdaq Biotechnology	72,225,546
Ultra Consumer Goods	1,008,186
Ultra Health Care	1,605,604
Ultra Oil & Gas	29,257,183

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Fund	Fair Value
Ultra Real Estate	$16,923,695
Ultra Technology	22,723,412
Ultra Utilities	1,108,745
UltraPro Nasdaq Biotechnology	16,006,798
Ultra 20+ Year Treasury	69,986,384
Ultra High Yield	1,451,518

13. Share Splits and Reverse Share Splits

Effective June 24, 2016, the Short S&P500® underwent a 1-for-2 reverse share split. Effective July 25, 2016, each of Ultra Consumer Goods, Ultra Industrials and Ultra Utilities underwent a 3-for-1 share split, and UltraShort Gold Miners underwent a 1-for-4 reverse share split.

Effective January 12, 2017, each of the UltraPro Short Dow 30SM, UltraPro Short QQQ® and UltraPro Short Russell2000 underwent a 1-for-4 reverse share split, UltraPro Short Financials Select Sector underwent a 1-for-2 reverse share split and each of the UltraPro QQQ®, Ultra Consumer Services, Ultra S&P Regional Banking, Ultra Semiconductors, Ultra Telecommunications and UltraPro Financial Select Sector underwent a 2-for-1 share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

14. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund's return.

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•  Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

•  Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation Risk

There is no guarantee that a Fund whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund's NAV each day may differ, perhaps significantly, from the percentage change of the Fund's index on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund's correlation with its benchmark, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such securities, financial investments or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial investments not included in the benchmark or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the Fund's correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund's underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund's currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund's ability to meet its investment objective.

•  Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations.

At November 30, 2016, the UltraPro Short MidCap400, UltraShort Nasdaq Biotechnology, UltraShort Health Care, UltraPro Short Nasdaq Biotechnology, UltraPro Short Financial Select Sector, UltraShort 7-10 Year Treasury, UltraPro Short 20+ Year Treasury, Ultra MidCap400, Ultra SmallCap600, UltraPro S&P500®, UltraPro QQQ®, UltraPro Dow30SM, UltraPro MidCap400, UltraPro Russell2000, Ultra Basic Materials, Ultra Consumer Goods, Ultra Financials, Ultra Junior Miners, Ultra Health Care, Ultra Oil & Gas Exploration & Production, Ultra Real Estate, Ultra S&P Regional Banking, Ultra Technology, Ultra Telecommunications, UltraPro Financial Select Sector, Ultra FTSE China 50 and Ultra MSCI Japan Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

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•  Foreign Currency Risk

Certain Funds may seek leveraged, inverse, or inverse leveraged exposure to investments denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•  Debt Instrument Risk

Certain Funds invest in, or seek leveraged, inverse, or inverse leveraged exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. These factors may cause the value of an investment in a Fund to change.

15. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

16. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing the collection of the full amounts directly from the Potential Paying Parties. Any shortfall in payments received therefrom will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds' financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

17. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

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At a meeting held on September 12-13, 2016, the Board of Trustees (the "Board"), including the trustees who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"), unanimously approved the renewal of the Investment Advisory Agreement (the "Advisory Agreement") and the Investment Advisory and Management Agreement (the "Unitary Fee Agreement"), each for certain series of ProShares, between the Trust, on behalf of each of its operational series (the "Funds" or "Existing Funds"), and ProShare Advisors LLC (the "Advisor"). Certain Funds are designed to match, before fees and expenses, the performance of an underlying index both on a single day and over time (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Funds are actively managed and are designed to meet a specified investment objective (each an "Active Fund" and, collectively, the "Active Funds"). All other ProShares are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds"). Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the daily performance of an underlying index.

The Board also unanimously approved a new unitary fee arrangement under the Unitary Fee Agreement, effective October 1, 2016, for eight Funds previously covered under the Advisory Agreement: ProShares S&P 500 Dividend Aristocrats ETF, ProShares S&P MidCap 400 Dividend Aristocrats ETF, ProShares Russell 2000 Dividend Growers ETF, ProShares MSCI EAFE Dividend Growers ETF, ProShares MSCI Europe Dividend Growers ETF, ProShares MSCI Emerging Markets Dividend Growers ETF, ProShares High Yield — Interest Rate Hedged and ProShares Investment Grade — Interest Rate Hedged. The fees for each Fund under the Unitary Fee Agreement are identical to the advisory fees previously paid by each respective Fund under the Advisory Agreement, and the Advisor is responsible for certain expenses not covered in the Advisory Agreement. At its December 8, 2016 meeting the Board approved a new unitary fee arrangement under the Unitary Fee Agreement, effective January 1, 2017, for two Funds previously covered under the Advisory Agreement: the ProShares DJ Brookfield Global Infrastructure ETF and the ProShares Large Cap Core Plus. The fees for each Fund under the Unitary Fee Agreement are identical to or lower than the advisory fees previously paid by each respective Fund under the Advisory Agreement, and the Advisor is responsible for certain expenses not covered in the Advisory Agreement.

At a meeting held on March 9, 2016, the Board unanimously approved the Unitary Fee Agreement with respect to K-1 Free Crude Oil Strategy ETF (the "New Fund"), a new series of the Trust covered by the period of this report, and at the September 12-13, 2016 meeting, the Board unanimously approved a 65 bps unitary fee for the New Fund. In addition, at a meeting held on June 8, 2016, the Board unanimously approved a continuation of the Advisory Agreement with respect to ProShares Emerging Markets Dividend Growers ETF, through September 30, 2016. The Board initially unanimously approved the Fund's Advisory Agreement at a meeting held on June 11, 2014.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement and the Unitary Fee Agreement for each respective Fund were fair and reasonable and in the best interests of shareholders.

The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement and the Unitary Fee Agreement, including:

(i)  detailed information about the advisory services that (a) were being provided by the Advisor with respect to the Existing Funds and (b) were proposed to be provided by the Advisor with respect to the New Fund;

(ii)  the Advisor's Form ADV;

(iii)  biographies of employees primarily responsible for providing investment advisory services;

(iv)  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year with respect to the Existing Funds, and the proposed contractual fees with respect to the New Fund;

(v)  information regarding advisory fees earned versus advisory fees waived for previous periods with respect to the Existing Funds;

(vi)  performance information for prior periods with respect to the Existing Funds;

(vii)  comparative industry fee data;

(viii)  information about fees and other amounts that (a) were received by the Advisor and its affiliates for non-advisory services with respect to the Existing Funds, and (b) were to be received by the Advisor and its affiliates for non-advisory services with respect to the New Fund;

(ix)  information regarding trade allocation and best execution;

(x)  information about the financial condition of the Advisor; and

(xi)  information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures.

The Board evaluated this information, and the Independent Trustees were advised by legal counsel with respect to their deliberations. In addition, the Independent Trustees retained the services of an independent consultant to assist them in evaluating information with respect to certain aspects of their review of the contractual arrangements with respect to the Existing Funds. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting on September 12-13, 2016, the Board regularly considers matters bearing on the Existing Funds and their investment advisory, administration and distribution arrangements, including the Existing

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Funds' investment results and performance data, at their regular meetings throughout the year. The Board's conclusions may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

The Board took note of all the information that was provided and considered all of the factors relevant, including, among other things:

(i)  the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor;

(ii)  the costs of the services provided and the profits realized by the Advisor from the relationship with the Existing Funds;

(iii)  the investment performance of the Existing Funds; and

(iv)  the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services (i) performed by the Advisor with respect to the Existing Funds and (ii) to be performed by the Advisor with respect to the New Fund, and concluded that the services provided, and to be provided, as applicable, by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Geared Funds and the Matching Funds and Active Funds effectively. In particular, the Board considered the following:

•  the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and, with respect to the Existing Funds, the Advisor's success in achieving the investment objectives of each Existing Fund;

•  the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, the Geared Funds need to be rebalanced each day, an activity not typical of traditional ETFs or index funds;

•  the differences in managing the Matching Funds and Active Funds , including the unique asset classes and investment strategies for certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and redemption baskets for certain Funds;

•  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

•  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

•  information regarding allocation of Existing Fund brokerage and the selection of counterparties, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties; and

•  the quality of the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs than for traditional ETFs.

The Board also reviewed the Advisor's compliance program, including specific activities associated with the Geared Funds, Matching Funds and Active Funds as well as compliance activities to be performed with respect to the New Fund, and discussed with the Funds' Chief Compliance Officer (CCO). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the reporting period and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board concluded that (i) the investment advisory services provided by the Advisor with respect to each Existing Fund, and the investment advisory services to be provided by the Advisor with respect to the New Fund, were of high quality, (ii) the Advisor successfully achieved the investment goals of the Existing Funds, (iii) the Advisor's services benefited the Existing Funds' shareholders, particularly in light of the nature of the Existing Funds and the services required to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided to the Existing Funds and to be provided to the New Fund by the Advisor.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Existing Funds and to be provided to the New Fund, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs and in certain cases mutual funds, offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were only a limited number of fund complexes that offer Geared Funds and few fund complexes whose funds have substantially similar investment goals, investment styles and operations. The Board noted that this was especially true for certain Funds which were designed to be first to market in many cases. Notwithstanding this

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) :: 341

challenge, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor's fees.

The Board reviewed information prepared by FUSE Research Network ("FUSE"), comparing management and expense information for each Fund to that of a peer group determined by FUSE. The Board noted that, by design, certain Matching Funds and Active Funds are unique and therefore no ETF or fund was a perfect comparison. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Existing Fund covered under the Advisory Agreement and the net advisory fees paid by each Existing Fund after taking waivers and reimbursements into account. With respect to the New Fund, the Board reviewed peer group information prepared by the Advisor comparing the contractual advisory fee rate to be paid by the New Fund to other ETFs with investment objectives most similar to the New Fund.

In a unitary fee structure, the Funds pay a single fee to the Advisor, which in turn pays the Funds' management, administrative and most operating expenses. The unitary fee paid by the Funds is less than the management fee paid by other Funds with a traditional investment advisory fee arrangement. The Board considered the nature of the services to be provided under the Unitary Fee Agreements as compared to the nature of the services provided by the Advisor under the traditional fee arrangements with the other ProShares. They considered, among other things, the nature of the investments and the frequency of the rebalancing needed to maintain the portfolio of investments held by ETFs in light of the Funds' strategies and shareholder base. They considered the fact that comparable ETFs pay similar or comparable fees for similar services.

The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other ETFs and funds, but concluded that the Funds' advisory fee rates were reasonable given the services provided.

Profitability

The Board considered the significant drivers of cost including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered the profitability to the Advisor of its management of each of the Existing Funds. The Board recognized that it is difficult to compare profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and to the extent such information is available it is affected by numerous factors, including the nature of a fund's shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers' operating profits and net income are typically reported net of distribution and marketing expenses.

Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement and the Unitary Fee Agreement was reasonable in light of the services and benefits provided to each Existing Fund.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each operational Existing Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2016, as applicable. The Board also considered performance information provided at regular Board meetings throughout the reporting period. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund and Active Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Existing Funds that are index funds or that otherwise use a benchmark as a measure of performance, the correlation of such Existing Fund's performance with the performance of its underlying benchmark was a more meaningful factor than the Existing Fund's total return.

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement for Funds covered under the Advisory Agreement. The Board considered the fact that the Geared Funds' shareholders tend to be active traders, which adds a level of complexity to the management of those Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Existing Funds but concluded that such benefits were relatively insignificant.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale associated with certain costs, and how and when shareholders might benefit from economies of scale. The Board considered that for each Fund covered by Advisory Agreement, each Fund (other than the ProShares Morningstar Alternatives Solution ETF, which pays 0.07%, the ProShares Global Listed Private Equity ETF, which pays 0.50%, the ProShares USD Covered Bond, which pays 0.35%, the ProShares German Sovereign/Sub-Sovereign ETF, which pays 0.35%, the ProShares Short Term USD Emerging Markets Bond ETF, which pays 0.50%, the ProShares Inflation Expectations ETF, which pays 0.55% and the ProShares CDS Short North American HY Credit ETF, which pays 0.65%) pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets, and that, pursuant to a contractual three year waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess

342 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) PROSHARES TRUST

of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion, through at least September 30, 2018. The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement of breakpoints at this time.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Existing Fund, the investment advisory fees and other compensation payable to the Advisor were reasonable in relation to the nature and the quality of the services provided and that the continuation of the Advisory Agreement and the Unitary Fee Agreement was in the best interests of the shareholders of the Existing Funds. With respect to the New Fund, the Board, including all of the Independent Trustees, concluded in light of all factors considered, described above, that it was in the best interests of the New Fund to approve Unitary Fee Agreement. The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) :: 343

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the percentages of ordinary dividends paid during the tax year ended October 31, 2016 are designated as "qualified dividend income" (QDI), as defined in the Act, subject to reduced tax rates in 2016. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds designated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended October 31, 2016.

As of October 31, 2016, the Funds federal tax information is as follow:

Funds	QDI	DRD	QII
Ultra S&P500®	100.00%	100.00%	1.60%
Ultra QQQ	100.00	100.00	1.78
Ultra Dow30SM	100.00	100.00	0.77
Ultra MidCap400	100.00	100.00	1.01
Ultra Russell2000	100.00	100.00	2.89
Ultra SmallCap600	100.00	100.00	—
UltraPro S&P500®	100.00	100.00	—
UltraPro Dow30SM	100.00	100.00	—
UltraPro MidCap400	100.00	100.00	—
Ultra Basic Materials	100.00	100.00	—
Ultra Consumer Goods	100.00	100.00	—
Ultra Consumer Services	100.00	100.00	—
Ultra Financials	100.00	100.00	1.98
Ultra Health Care	100.00	100.00	—
Ultra Industrials	100.00	100.00	—
Ultra Oil & Gas	100.00	100.00	0.64
Ultra Oil & Gas Exploration & Production	100.00	100.00	—
Ultra Real Estate	0.31	0.31	0.50
Ultra S&P Regional Banking	100.00	100.00	—
Ultra Semiconductors	100.00	100.00	—
Ultra Technology	100.00	100.00	—
Ultra Telecommunications	100.00	100.00	—
Ultra Utilities	100.00	100.00	—
UltraPro Financial Select Sector	100.00	100.00	—
Ultra 7-10 Year Treasury	—	—	93.70
Ultra 20+ Year Treasury	—	—	100.00

Funds with Short Term Capital Gain Designation

For the tax year ended October 31, 2016, the Funds do not have any ordinary distributions paid during the Trust's tax year that are from qualified short-term capital gain. The Funds designate up to the maximum amount of Qualified Short Term Gains.

Funds with Equalization

For the tax year ended October 31, 2016, the following Funds utilized equalization to offset long-term capital gains with the amounts stated below:

Fund	Long-Term
Ultra Real Estate	$709,463
Ultra Telecommunications	152,336
Ultra 20+ Year Treasury	97,542

344 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

Tax Return of Capital—Section 19 Notice

The following information concerns the source of distributions paid to shareholders of record as follows:

Ticker	Fund Name	CUSIP
UOP	ProShares Ultra Oil & Gas Exploration & Production	74347	B458

Record Date	Pay Date	Source of Distribution[1]	Distribution	% of Distribution
Sept. 23, 2016	Sept. 29, 2016	Estimated Net Investment Income	$0.002309	43.52%
		Estimated Return of Capital	$0.002997	56.48%
		Total (per share)	$0.005306	100%
Jun. 24, 2016	Jun. 30, 2016	Estimated Net Investment Income	$0.002388	43.52%
		Estimated Return of Capital	$0.003100	56.48%
		Total (per share)	$0.005488	100%
Mar. 28, 2016	Apr. 1, 2016	Estimated Net Investment Income	$0.009590	43.52%
		Estimated Return of Capital	$0.012446	56.48%
		Total (per share)	$0.022036	100%

1  The amounts and sources of distributions reported in this notice are estimates, are not being reported for tax reporting purposes and may later be determined to be from taxable net investment income, short-term gains, long-term gains (to the extent permitted by law), and return of capital. Return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you. The actual amounts and sources for tax reporting purposes will depend upon the Fund's investment experience during the remainder of the year and may be subject to changes based on tax regulations. You will receive a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. As a result, shareholders should not use this distribution information for tax reporting purposes.

Proxy Voting Information

A description of Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the website at www.ProShares.com

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 345

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ProShares Trust

7501 Wisconsin Avenue, Suite 1000E, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Geared ETFs seek returns that are either 3x, 2x, -1x, -2x or -3x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. These effects may be more pronounced in funds with larger or inverse multiples and in funds with volatile benchmarks. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com.

"QQQ®", "NASDAQ-100®" and "NASDAQ Biotechnology Index®" are trademarks of The NASDAQ OMX Group, Inc. "Standard & Poor's®", "S&P®", "S&P 500®", "S&P MidCap 400®", "S&P SmallCap 600®", "Standard & Poor's 500®", "S&P 500® VIX® Short-Term Futures IndexTM", "S&P 500® VIX® Mid-Term Futures IndexTM", certain "S&P Select Industry Indices", "S&P Oil & Gas Exploration & Production Select Industry Index", "Dow Jones Index", "DJ", "Dow Jones Industrial AverageSM", "The Dow 30SM", "Dow Jones U.S. Sector Indexes", "Dow Jones Select Sector Indexes" are products of S&P Dow Jones Indices LLC and its affiliates. The "Russell 2000® Index" and "Russell®" are trademarks of Russell Investment Group. "MSCI", "MSCI Inc.", "MSCI Index"and "EAFE" are service marks of MSCI. "ICE U.S. 3-7 Year Bond IndexTM", "ICE U.S. 7-10 Year Bond IndexTM" and "ICE U.S. 20+ Year Bond IndexTM" are trademarks of Intercontinental Exchange, Inc. "iBoxx®" is a registered trademark of Markit Indices Limited. The "NYSE Arca Gold Miners IndexSM" is a service mark of NYSE or its affiliates. The "MVISTM Global Junior Gold Miners Index" is the exclusive property of Market Vectors Index Solutions GmbH. All have been licensed for use by ProShares. "VIX®" is a trademark of the Chicago Board Options Exchange, Incorporated ("CBOE") and CBOE has agreed that S&P Dow Jones Indices LLC may use the "VIX®" trademark in the names of the Indexes as licensed to ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. "FTSE®" is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2017 ProShare Advisors LLC. All rights reserved.  PSGSA1116

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)         Schedule I — Investments in Securities of Unaffiliated Issuers

For those Funds which utilized the Summary Schedule of Investments in the semi-annual report, full schedules of investments are included below.

Schedule of Portfolio Investments

Large Cap Core Plus

Schedule of Portfolio Investments

November 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 94.5%

Aerospace & Defense - 1.8%
Boeing Co. (The)	10,390	1,564,318
General Dynamics Corp.	3,568	625,649
L-3 Communications Holdings, Inc.	10,978	1,731,999
Lockheed Martin Corp.	10,577	2,805,549
Northrop Grumman Corp.	7,532	1,880,364
Raytheon Co.	3,102	463,873
United Technologies Corp.	1,795	193,358
		9,265,110
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	15,206	1,138,169
FedEx Corp.	6,121	1,173,212
United Parcel Service, Inc., Class B	1,918	222,335
		2,533,716
Airlines - 0.5%
American Airlines Group, Inc.	12,556	583,101
Southwest Airlines Co.	13,150	612,921
United Continental Holdings, Inc.*	21,548	1,485,735
		2,681,757
Auto Components - 0.3%
BorgWarner, Inc.	45,322	1,613,463

Automobiles - 0.9%
Ford Motor Co.	182,144	2,178,442
General Motors Co.	72,189	2,492,686
		4,671,128
Banks - 5.7%
Bank of America Corp.	276,305	5,835,562
BB&T Corp.	5,442	246,251
Citigroup, Inc.	83,732	4,721,648
Citizens Financial Group, Inc.	27,832	932,650
Fifth Third Bancorp	76,301	1,985,352
JPMorgan Chase & Co.	51,289	4,111,839
KeyCorp	113,355	1,962,175
M&T Bank Corp.	8,310	1,196,142
PNC Financial Services Group, Inc. (The)	6,969	770,353
Regions Financial Corp.	144,076	1,950,789
SunTrust Banks, Inc.	38,975	2,024,751
US Bancorp	3,828	189,945
Wells Fargo & Co.	60,160	3,183,667
		29,111,124
Beverages - 1.4%
Coca-Cola Co. (The)	45,372	1,830,760
Constellation Brands, Inc., Class A	12,981	1,961,948
Dr Pepper Snapple Group, Inc.	21,118	1,831,775
PepsiCo, Inc.	17,145	1,716,215
		7,340,698
Biotechnology - 2.3%
AbbVie, Inc.	53,474	3,251,219
Amgen, Inc.	18,975	2,733,728
Biogen, Inc.*	1,637	481,393
Celgene Corp.*	3,047	361,100
Gilead Sciences, Inc.	40,957	3,018,531
Vertex Pharmaceuticals, Inc.*	20,106	1,640,851
		11,486,822
Building Products - 0.6%
Fortune Brands Home & Security, Inc.	28,536	1,573,760
Masco Corp.	47,304	1,497,172
		3,070,932
Capital Markets - 2.7%
CME Group, Inc.	5,733	647,313
E*TRADE Financial Corp.*	7,942	274,078
Goldman Sachs Group, Inc. (The)	909	199,335
Intercontinental Exchange, Inc.	37,028	2,051,351
Invesco Ltd.	26,583	832,314
Moody’s Corp.	8,796	883,998
Morgan Stanley	66,984	2,770,458
Nasdaq, Inc.	23,565	1,510,281
S&P Global, Inc.	16,673	1,983,920
State Street Corp.	9,297	732,604
T Rowe Price Group, Inc.	22,702	1,681,310
		13,566,962
Chemicals - 2.4%
Air Products & Chemicals, Inc.	14,627	2,113,016
Dow Chemical Co. (The)	38,981	2,172,021
Eastman Chemical Co.	22,115	1,661,279
FMC Corp.	16,401	920,424
LyondellBasell Industries NV, Class A	6,424	580,216
Monsanto Co.	2,051	210,658
Mosaic Co. (The)	32,420	920,728
PPG Industries, Inc.	13,646	1,309,061
Praxair, Inc.	17,444	2,098,513
		11,985,916
Commercial Services & Supplies - 0.9%
Pitney Bowes, Inc.	35,986	516,399
Republic Services, Inc.	31,781	1,763,528
Stericycle, Inc.*	2,439	177,974
Waste Management, Inc.	29,822	2,073,225
		4,531,126
Communications Equipment - 1.4%
Cisco Systems, Inc.	86,836	2,589,449
F5 Networks, Inc.*	2,012	283,189
Harris Corp.	16,592	1,718,268
Juniper Networks, Inc.	19,868	547,165
Motorola Solutions, Inc.	21,648	1,737,252
		6,875,323
Construction & Engineering - 0.3%
Fluor Corp.	28,844	1,543,442
Quanta Services, Inc.*	6,343	213,886
		1,757,328
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	6,027	1,322,625
Vulcan Materials Co.	12,319	1,547,882
		2,870,507
Consumer Finance - 0.2%
Navient Corp.	59,184	1,019,740

Containers & Packaging - 1.1%
Avery Dennison Corp.	20,049	1,444,731
International Paper Co.	36,177	1,762,544
Owens-Illinois, Inc.*	80,138	1,472,135
WestRock Co.	13,456	688,947
		5,368,357
Distributors - 0.6%
Genuine Parts Co.	16,092	1,548,533
LKQ Corp.*	51,703	1,697,410
		3,245,943
Diversified Consumer Services - 0.1%
H&R Block, Inc.	31,144	690,151

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	27,619	4,348,335
Leucadia National Corp.	78,455	1,727,579
		6,075,914
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	88,341	3,412,613
CenturyLink, Inc.	62,007	1,458,405
Frontier Communications Corp.	292,509	1,067,658
Level 3 Communications, Inc.*	26,846	1,478,409

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Verizon Communications, Inc.	65,939	3,290,356
		10,707,441
Electric Utilities - 2.1%
American Electric Power Co., Inc.	28,780	1,699,459
Edison International	24,740	1,701,370
Entergy Corp.	24,955	1,715,157
Exelon Corp.	66,235	2,153,300
FirstEnergy Corp.	53,460	1,672,763
Pinnacle West Capital Corp.	3,498	258,607
Xcel Energy, Inc.	41,142	1,604,950
		10,805,606
Electrical Equipment - 0.3%
Acuity Brands, Inc.	1,420	357,002
AMETEK, Inc.	29,001	1,373,197
		1,730,199
Electronic Equipment, Instruments & Components - 0.0%(b)
Knowles Corp.*	1	8

Energy Equipment & Services - 0.7%
Halliburton Co.	46,616	2,474,843
Schlumberger Ltd.	9,260	778,303
Transocean Ltd.*	26,144	337,258
		3,590,404
Equity Real Estate Investment Trusts (REITs) - 4.3%
American Tower Corp.	2,725	278,686
Apartment Investment & Management Co., Class A	36,292	1,527,893
AvalonBay Communities, Inc.	11,425	1,879,298
Digital Realty Trust, Inc.	19,377	1,789,079
Equity Residential	31,411	1,884,974
Extra Space Storage, Inc.	22,293	1,564,077
HCP, Inc.	11,623	343,227
Host Hotels & Resorts, Inc.	31,995	570,791
Iron Mountain, Inc.	40,355	1,331,715
Kimco Realty Corp.	53,782	1,373,592
Prologis, Inc.	38,425	1,955,833
Public Storage	9,181	1,921,583
Realty Income Corp.	24,661	1,367,206
SL Green Realty Corp.	1,790	188,594
Ventas, Inc.	25,858	1,562,340
Welltower, Inc.	30,855	1,937,077
Weyerhaeuser Co.	8,189	252,467
		21,728,432
Food & Staples Retailing - 1.7%
CVS Health Corp.	39,611	3,045,690
Kroger Co. (The)	48,879	1,578,792
Walgreens Boots Alliance, Inc.	23,817	2,018,014
Wal-Mart Stores, Inc.	17,195	1,211,044
Whole Foods Market, Inc.	29,450	894,985
		8,748,525
Food Products - 2.5%
Archer-Daniels-Midland Co.	43,579	1,883,920
Campbell Soup Co.	24,834	1,412,806
Conagra Brands, Inc.	20,341	746,311
Hershey Co. (The)	6,496	627,774
Hormel Foods Corp.	34,750	1,189,840
JM Smucker Co. (The)	12,092	1,522,987
Kraft Heinz Co. (The)	27,742	2,265,134
McCormick & Co., Inc. (Non-Voting)	18,152	1,655,462
Mondelez International, Inc., Class A	4,345	179,188
Tyson Foods, Inc., Class A	25,261	1,435,078
		12,918,500
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	39,990	1,774,356
Becton Dickinson and Co.	12,277	2,076,041
DENTSPLY SIRONA, Inc.	20,816	1,211,075
Edwards Lifesciences Corp.*	4,107	340,265
Hologic, Inc.*	41,928	1,605,004
Intuitive Surgical, Inc.*	3,041	1,957,613
Medtronic plc	9,555	697,611
St Jude Medical, Inc.	2,305	182,556
Zimmer Biomet Holdings, Inc.	3,676	374,437
		10,218,958
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	21,828	1,702,366
Anthem, Inc.	13,837	1,972,188
Cardinal Health, Inc.	23,994	1,703,814
Centene Corp.*	18,273	1,053,073
Express Scripts Holding Co.*	31,598	2,397,656
HCA Holdings, Inc.*	19,493	1,381,859
McKesson Corp.	13,072	1,879,884
Quest Diagnostics, Inc.	4,111	359,548
UnitedHealth Group, Inc.	8,665	1,371,843
Universal Health Services, Inc., Class B	7,313	899,645
		14,721,876
Health Care Technology - 0.3%
Cerner Corp.*	27,968	1,392,247

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	37,617	1,933,890
Darden Restaurants, Inc.	23,482	1,721,230
McDonald’s Corp.	6,847	816,642
Royal Caribbean Cruises Ltd.	21,404	1,733,082
Starbucks Corp.	5,671	328,748
Wyndham Worldwide Corp.	18,188	1,309,354
Wynn Resorts Ltd.	8,402	856,920
		8,699,866
Household Durables - 1.4%
DR Horton, Inc.	49,079	1,360,470
Garmin Ltd.	7,170	373,987
Harman International Industries, Inc.	4,917	537,772
Lennar Corp., Class A	38,488	1,637,279
Newell Brands, Inc.	39,963	1,878,661
Whirlpool Corp.	7,702	1,251,113
		7,039,282
Household Products - 1.1%
Church & Dwight Co., Inc.	34,639	1,516,842
Clorox Co. (The)	12,365	1,428,900
Procter & Gamble Co. (The)	35,203	2,902,839
		5,848,581
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp.	20,362	233,145
Talen Energy Corp.*	1	14
		233,159
Industrial Conglomerates - 1.5%
3M Co.	3,872	664,977
General Electric Co.	126,499	3,891,109
Honeywell International, Inc.	27,662	3,151,809
		7,707,895
Insurance - 3.8%
Aflac, Inc.	27,699	1,977,155
Allstate Corp. (The)	27,708	1,937,343
Aon plc	14,869	1,696,553
Loews Corp.	36,811	1,643,611
Marsh & McLennan Cos., Inc.	11,487	796,164
Principal Financial Group, Inc.	30,383	1,752,795
Progressive Corp. (The)	55,488	1,847,751
Prudential Financial, Inc.	23,416	2,355,650
Torchmark Corp.	23,109	1,619,710
Unum Group	41,001	1,733,112
Willis Towers Watson plc	14,444	1,796,400
		19,156,244
Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc.*	5,851	4,391,585
Expedia, Inc.	11,098	1,376,707

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Priceline Group, Inc. (The)*	116	174,427
		5,942,719
Internet Software & Services - 4.2%
Akamai Technologies, Inc.*	11,134	742,638
Alphabet, Inc., Class A*	7,606	5,901,343
Alphabet, Inc., Class C*	7,662	5,808,102
eBay, Inc.*	37,690	1,048,159
Facebook, Inc., Class A*	57,278	6,782,861
VeriSign, Inc.*	11,854	934,688
		21,217,791
IT Services - 2.3%
Accenture plc, Class A	1,639	195,746
Alliance Data Systems Corp.	6,656	1,522,760
Cognizant Technology Solutions Corp., Class A*	7,486	412,329
CSRA, Inc.	47,744	1,528,285
International Business Machines Corp.	7,835	1,270,994
Mastercard, Inc., Class A	4,719	482,282
Teradata Corp.*	14,783	396,923
Total System Services, Inc.	28,061	1,381,162
Visa, Inc., Class A	18,950	1,465,214
Western Union Co. (The)	80,177	1,686,122
Xerox Corp.	168,685	1,577,205
		11,919,022
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	35,980	1,582,400
Mettler-Toledo International, Inc.*	2,806	1,156,128
PerkinElmer, Inc.	28,884	1,464,997
		4,203,525
Machinery - 1.2%
Ingersoll-Rand plc	24,266	1,808,788
Pentair plc	23,710	1,362,377
Snap-on, Inc.	9,874	1,650,933
Stanley Black & Decker, Inc.	9,404	1,115,596
		5,937,694
Media - 3.3%
Charter Communications, Inc., Class A*	9,600	2,642,976
Comcast Corp., Class A	24,375	1,694,306
Discovery Communications, Inc., Class A*	58,921	1,596,170
Interpublic Group of Cos., Inc. (The)	17,523	421,779
News Corp., Class A	112,766	1,303,575
News Corp., Class B	19,389	231,698
Omnicom Group, Inc.	10,337	898,699
Scripps Networks Interactive, Inc., Class A	23,599	1,634,467
TEGNA, Inc.	38,548	864,632
Time Warner, Inc.	11,596	1,064,745
Twenty-First Century Fox, Inc., Class A	74,365	2,090,400
Viacom, Inc., Class B	13,895	520,784
Walt Disney Co. (The)	16,767	1,661,945
		16,626,176
Metals & Mining - 0.1%
Newmont Mining Corp.	11,416	370,335
Nucor Corp.	3,082	191,670
		562,005
Multiline Retail - 0.8%
Dollar Tree, Inc.*	14,048	1,238,472
Kohl’s Corp.	13,307	716,316
Target Corp.	29,906	2,309,939
		4,264,727
Multi-Utilities - 2.0%
Ameren Corp.	33,870	1,663,694
CenterPoint Energy, Inc.	66,317	1,582,324
Consolidated Edison, Inc.	22,597	1,576,593
DTE Energy Co.	19,458	1,811,345
NiSource, Inc.	59,546	1,306,439
Public Service Enterprise Group, Inc.	17,170	709,293
WEC Energy Group, Inc.	30,798	1,724,996
		10,374,684
Oil, Gas & Consumable Fuels - 6.3%
Cabot Oil & Gas Corp.	68,467	1,514,490
Chesapeake Energy Corp.*	203,178	1,422,246
Chevron Corp.	50,127	5,592,168
Devon Energy Corp.	17,391	840,507
EOG Resources, Inc.	26,449	2,711,552
Exxon Mobil Corp.	63,967	5,584,319
Kinder Morgan, Inc.	46,258	1,026,928
Marathon Petroleum Corp.	15,967	750,768
Newfield Exploration Co.*	11,412	516,051
Occidental Petroleum Corp.	37,044	2,643,460
ONEOK, Inc.	33,807	1,857,019
Phillips 66	25,327	2,104,167
Pioneer Natural Resources Co.	4,226	807,335
Southwestern Energy Co.*	79,468	901,962
Spectra Energy Corp.	6,651	272,358
Tesoro Corp.	18,151	1,476,584
Valero Energy Corp.	22,579	1,389,963
Williams Cos., Inc. (The)	24,772	760,500
		32,172,377
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	20,897	1,623,697

Pharmaceuticals - 3.1%
Allergan plc*	1,441	279,986
Bristol-Myers Squibb Co.	28,458	1,606,170
Eli Lilly & Co.	2,323	155,920
Endo International plc*	76,527	1,225,197
Johnson & Johnson	41,060	4,569,978
Mallinckrodt plc*	20,490	1,079,823
Merck & Co., Inc.	31,387	1,920,571
Mylan NV*	11,113	406,847
Perrigo Co. plc	6,719	580,118
Pfizer, Inc.	115,761	3,720,559
		15,545,169
Professional Services - 0.6%
Dun & Bradstreet Corp. (The)	6,601	803,473
Equifax, Inc.	14,860	1,700,727
Robert Half International, Inc.	8,509	381,799
		2,885,999
Road & Rail - 0.8%
CSX Corp.	60,616	2,170,659
Ryder System, Inc.	19,382	1,517,611
Union Pacific Corp.	1,868	189,284
		3,877,554
Semiconductors & Semiconductor Equipment - 2.8%
Applied Materials, Inc.	38,884	1,252,065
First Solar, Inc.*	14,273	432,757
Intel Corp.	56,745	1,969,052
KLA-Tencor Corp.	22,596	1,804,065
Lam Research Corp.	17,471	1,852,275
Micron Technology, Inc.*	25,359	495,261
NVIDIA Corp.	11,971	1,103,726
QUALCOMM, Inc.	37,797	2,575,110
Skyworks Solutions, Inc.	7,006	538,411
Texas Instruments, Inc.	27,385	2,024,573
		14,047,295
Software - 3.5%
Activision Blizzard, Inc.	50,933	1,864,657
CA, Inc.	48,060	1,535,998
Citrix Systems, Inc.*	19,836	1,720,376
Electronic Arts, Inc.*	20,934	1,658,810

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Intuit, Inc.	17,917	2,036,804
Microsoft Corp.	128,610	7,750,039
Oracle Corp.	25,874	1,039,876
		17,606,560
Specialty Retail - 2.5%
AutoNation, Inc.*	26,529	1,184,785
AutoZone, Inc.*	625	489,487
Best Buy Co., Inc.	41,019	1,874,568
Foot Locker, Inc.	5,753	412,318
Gap, Inc. (The)	25,992	649,020
Home Depot, Inc. (The)	14,688	1,900,627
L Brands, Inc.	20,312	1,426,309
O’Reilly Automotive, Inc.*	694	190,503
Ross Stores, Inc.	25,586	1,729,358
Signet Jewelers Ltd.	5,427	495,431
Staples, Inc.	57,789	558,820
Tractor Supply Co.	6,435	483,075
Ulta Salon Cosmetics & Fragrance, Inc.*	5,134	1,332,273
Urban Outfitters, Inc.*	7,506	237,190
		12,963,764
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	91,358	10,096,886
Hewlett Packard Enterprise Co.	34,727	826,503
HP, Inc.	125,393	1,931,052
NetApp, Inc.	18,997	694,530
Seagate Technology plc	5,624	225,523
		13,774,494
Textiles, Apparel & Luxury Goods - 0.8%
Michael Kors Holdings Ltd.*	31,444	1,461,832
NIKE, Inc., Class B	3,615	181,003
PVH Corp.	10,395	1,101,246
Under Armour, Inc., Class A*	48,483	1,493,276
		4,237,357
Tobacco - 0.8%
Altria Group, Inc.	18,051	1,154,000
Philip Morris International, Inc.	15,648	1,381,405
Reynolds American, Inc.	29,746	1,609,259
		4,144,664
Trading Companies & Distributors - 0.2%
United Rentals, Inc.*	9,782	989,058

Water Utilities - 0.3%
American Water Works Co., Inc.	23,343	1,691,667
TOTAL COMMON STOCKS (Cost $$450,615,398)		481,617,238

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 4.4%

REPURCHASE AGREEMENT(c) - 4.4%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $22,592,680 (Cost $22,592,515)	22,592,515	22,592,515

Total Investments - 98.9% (Cost $473,207,913)		504,209,753
Other Assets Less Liabilities - 1.1%		5,726,403
Net assets - 100.0%		509,936,156

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $62,227,980.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to the financial statements.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,390,359
Aggregate gross unrealized depreciation	(12,283,889)
Net unrealized appreciation	$30,106,470
Federal income tax cost of investments	$474,103,283

Swap Agreements(1)

Large Cap Core Plus had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$(155,231,055)	11/6/2017	Goldman Sachs International	(0.56)%	Credit Suisse 130/30 Large Cap Index (short portion)	$(4,598,558)	$3,425,918	$1,172,640	$—
(259,638)	11/6/2018	Societe Generale	(0.54)%	Credit Suisse 130/30 Large Cap Index (short portion)	(11,487)
174,501,129	12/6/2017	Societe Generale	0.54%	Credit Suisse 130/30 Large Cap Index (long portion)	7,381,971
174,241,491					7,370,484	—	(7,370,484)	—
(234,948)	1/8/2018	UBS AG	(0.54)%	Credit Suisse 130/30 Large Cap Index (short portion)	(9,513)
9,379,990	11/6/2017	UBS AG	0.89%	Credit Suisse 130/30 Large Cap Index (long portion)	751,415
9,145,042					741,902	—	(570,000)	171,902

$28,155,478					$3,513,828

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 2.5%
Arconic, Inc.	225	4,338
Boeing Co. (The)	298	44,867
General Dynamics Corp.	147	25,776
L-3 Communications Holdings, Inc.	40	6,311
Lockheed Martin Corp.	130	34,483
Northrop Grumman Corp.	92	22,968
Raytheon Co.	152	22,730
Rockwell Collins, Inc.	67	6,212
Textron, Inc.	138	6,352
TransDigm Group, Inc.	26	6,537
United Technologies Corp.	400	43,088
		223,662
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	73	5,464
Expeditors International of Washington, Inc.	93	4,905
FedEx Corp.	125	23,959
United Parcel Service, Inc., Class B	355	41,151
		75,479
Airlines - 0.7%
Alaska Air Group, Inc.	63	5,183
American Airlines Group, Inc.	272	12,632
Delta Air Lines, Inc.	385	18,549
Southwest Airlines Co.	319	14,869
United Continental Holdings, Inc.*	151	10,411
		61,644
Auto Components - 0.2%
BorgWarner, Inc.	103	3,667
Delphi Automotive plc	140	8,960
Goodyear Tire & Rubber Co. (The)	135	4,143
		16,770
Automobiles - 0.6%
Ford Motor Co.	2,005	23,980
General Motors Co.	730	25,207
Harley-Davidson, Inc.	92	5,602
		54,789
Banks - 7.0%
Bank of America Corp.	5,243	110,732
BB&T Corp.	418	18,915
Citigroup, Inc.	1,493	84,190
Citizens Financial Group, Inc.	267	8,947
Comerica, Inc.	89	5,674
Fifth Third Bancorp	394	10,252
Huntington Bancshares, Inc.	558	6,953
JPMorgan Chase & Co.	1,856	148,796
KeyCorp	556	9,624
M&T Bank Corp.	81	11,659
People’s United Financial, Inc.	160	2,995
PNC Financial Services Group, Inc. (The)	252	27,856
Regions Financial Corp.	645	8,733
SunTrust Banks, Inc.	258	13,403
US Bancorp	827	41,036
Wells Fargo & Co.	2,333	123,462
Zions Bancorp	105	4,178
		637,405
Beverages - 2.2%
Brown-Forman Corp., Class B	94	4,263
Coca-Cola Co. (The)	1,996	80,539
Constellation Brands, Inc., Class A	91	13,754
Dr Pepper Snapple Group, Inc.	95	8,240
Molson Coors Brewing Co., Class B	95	9,313
Monster Beverage Corp.*	207	9,263
PepsiCo, Inc.	739	73,974
		199,346
Biotechnology - 3.0%
AbbVie, Inc.	837	50,890
Alexion Pharmaceuticals, Inc.*	115	14,098
Amgen, Inc.	384	55,323
Biogen, Inc.*	113	33,230
Celgene Corp.*	398	47,167
Gilead Sciences, Inc.	678	49,969
Regeneron Pharmaceuticals, Inc.*	39	14,790
Vertex Pharmaceuticals, Inc.*	127	10,364
		275,831
Building Products - 0.1%
Allegion plc	49	3,279
Fortune Brands Home & Security, Inc.	79	4,357
Masco Corp.	170	5,380
		13,016
Capital Markets - 3.1%
Affiliated Managers Group, Inc.*	28	4,147
Ameriprise Financial, Inc.	83	9,480
Bank of New York Mellon Corp. (The)	549	26,034
BlackRock, Inc.	63	23,360
Charles Schwab Corp. (The)	619	23,931
CME Group, Inc.	174	19,646
E*TRADE Financial Corp.*	141	4,866
Franklin Resources, Inc.	181	7,106
Goldman Sachs Group, Inc. (The)	194	42,542
Intercontinental Exchange, Inc.	305	16,897
Invesco Ltd.	211	6,606
Legg Mason, Inc.	47	1,499
Moody’s Corp.	86	8,643
Morgan Stanley	756	31,268
Nasdaq, Inc.	59	3,781
Northern Trust Corp.	109	8,954
S&P Global, Inc.	136	16,183
State Street Corp.	188	14,814
T Rowe Price Group, Inc.	128	9,480
		279,237
Chemicals - 2.3%
Air Products & Chemicals, Inc.	111	16,035
Albemarle Corp.	58	5,091
CF Industries Holdings, Inc.	120	3,473
Dow Chemical Co. (The)	579	32,262
Eastman Chemical Co.	76	5,709
Ecolab, Inc.	135	15,759
EI du Pont de Nemours & Co.	449	33,051
FMC Corp.	69	3,872
International Flavors & Fragrances, Inc.	41	4,963
LyondellBasell Industries NV, Class A	175	15,806
Monsanto Co.	225	23,110
Mosaic Co. (The)	180	5,112
PPG Industries, Inc.	137	13,142
Praxair, Inc.	147	17,684
Sherwin-Williams Co. (The)	41	11,016
		206,085
Commercial Services & Supplies - 0.6%
Cintas Corp.	44	5,042
Johnson Controls International plc	485	21,815
Pitney Bowes, Inc.	95	1,363
Republic Services, Inc.	120	6,659
Stericycle, Inc.*	44	3,211

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Waste Management, Inc.	209	14,530
		52,620
Communications Equipment - 1.1%
Cisco Systems, Inc.	2,584	77,055
F5 Networks, Inc.*	34	4,785
Harris Corp.	64	6,628
Juniper Networks, Inc.	197	5,425
Motorola Solutions, Inc.	86	6,902
		100,795
Construction & Engineering - 0.1%
Fluor Corp.	72	3,853
Jacobs Engineering Group, Inc.*	62	3,845
Quanta Services, Inc.*	78	2,630
		10,328
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	33	7,242
Vulcan Materials Co.	68	8,544
		15,786
Consumer Finance - 0.9%
American Express Co.	399	28,744
Capital One Financial Corp.	260	21,850
Discover Financial Services	207	14,028
Navient Corp.	163	2,809
Synchrony Financial	407	14,066
		81,497
Containers & Packaging - 0.4%
Avery Dennison Corp.	46	3,315
Ball Corp.	90	6,755
International Paper Co.	211	10,280
Owens-Illinois, Inc.*	83	1,525
Sealed Air Corp.	101	4,605
WestRock Co.	129	6,605
		33,085
Distributors - 0.1%
Genuine Parts Co.	77	7,410
LKQ Corp.*	158	5,187
		12,597
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	113	2,504

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B*	975	153,504
Leucadia National Corp.	167	3,678
		157,182
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	3,161	122,109
CenturyLink, Inc.	280	6,586
Frontier Communications Corp.	603	2,201
Level 3 Communications, Inc.*	150	8,260
Verizon Communications, Inc.	2,094	104,491
		243,647
Electric Utilities - 2.1%
Alliant Energy Corp.	117	4,203
American Electric Power Co., Inc.	253	14,940
Duke Energy Corp.	354	26,114
Edison International	167	11,485
Entergy Corp.	92	6,323
Eversource Energy	163	8,414
Exelon Corp.	474	15,410
FirstEnergy Corp.	218	6,821
NextEra Energy, Inc.	240	27,415
PG&E Corp.	256	15,053
Pinnacle West Capital Corp.	57	4,214
PPL Corp.	348	11,644
Southern Co. (The)	503	23,550
Xcel Energy, Inc.	261	10,182
		185,768
Electrical Equipment - 0.6%
Acuity Brands, Inc.	23	5,782
AMETEK, Inc.	119	5,635
Eaton Corp. plc	234	15,563
Emerson Electric Co.	331	18,682
Rockwell Automation, Inc.	66	8,825
		54,487
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	159	10,853
Corning, Inc.	533	12,808
FLIR Systems, Inc.	71	2,550
TE Connectivity Ltd.	183	12,378
		38,589
Equity Real Estate Investment Trusts (REITs) - 2.9%
American Tower Corp.	219	22,397
Apartment Investment & Management Co., Class A	80	3,368
AvalonBay Communities, Inc.	71	11,679
Boston Properties, Inc.	79	9,786
Crown Castle International Corp.	173	14,439
Digital Realty Trust, Inc.	75	6,925
Equinix, Inc.	37	12,534
Equity Residential	188	11,282
Essex Property Trust, Inc.	34	7,341
Extra Space Storage, Inc.	65	4,560
Federal Realty Investment Trust	36	5,055
General Growth Properties, Inc.	300	7,602
HCP, Inc.	240	7,087
Host Hotels & Resorts, Inc.	381	6,797
Iron Mountain, Inc.	126	4,158
Kimco Realty Corp.	216	5,517
Macerich Co. (The)	62	4,209
Prologis, Inc.	271	13,794
Public Storage	77	16,116
Realty Income Corp.	133	7,374
Simon Property Group, Inc.	161	28,924
SL Green Realty Corp.	52	5,479
UDR, Inc.	137	4,663
Ventas, Inc.	181	10,936
Vornado Realty Trust	88	8,602
Welltower, Inc.	184	11,551
Weyerhaeuser Co.	385	11,870
		264,045
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	225	33,775
CVS Health Corp.	548	42,136
Kroger Co. (The)	488	15,762
Sysco Corp.	262	13,952
Walgreens Boots Alliance, Inc.	439	37,196
Wal-Mart Stores, Inc.	779	54,865
Whole Foods Market, Inc.	164	4,984
		202,670
Food Products - 1.7%
Archer-Daniels-Midland Co.	299	12,926
Campbell Soup Co.	100	5,689
Conagra Brands, Inc.	214	7,852
General Mills, Inc.	307	18,708
Hershey Co. (The)	72	6,958
Hormel Foods Corp.	139	4,759
JM Smucker Co. (The)	60	7,557
Kellogg Co.	130	9,360
Kraft Heinz Co. (The)	306	24,985
McCormick & Co., Inc. (Non-Voting)	59	5,381
Mead Johnson Nutrition Co.	95	6,848
Mondelez International, Inc., Class A	799	32,951

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Tyson Foods, Inc., Class A	153	8,692
		152,666
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	755	28,743
Baxter International, Inc.	251	11,137
Becton Dickinson and Co.	109	18,432
Boston Scientific Corp.*	699	14,301
Cooper Cos., Inc. (The)	25	4,112
CR Bard, Inc.	38	8,001
Danaher Corp.	312	24,389
DENTSPLY SIRONA, Inc.	120	6,982
Edwards Lifesciences Corp.*	109	9,031
Hologic, Inc.*	143	5,474
Intuitive Surgical, Inc.*	20	12,875
Medtronic plc	710	51,837
St Jude Medical, Inc.	146	11,563
Stryker Corp.	160	18,186
Varian Medical Systems, Inc.*	48	4,312
Zimmer Biomet Holdings, Inc.	103	10,491
		239,866
Health Care Providers & Services - 2.9%
Aetna, Inc.	180	23,551
AmerisourceBergen Corp.	93	7,253
Anthem, Inc.	135	19,242
Cardinal Health, Inc.	164	11,646
Centene Corp.*	88	5,071
Cigna Corp.	132	17,786
DaVita, Inc.*	85	5,385
Express Scripts Holding Co.*	324	24,585
HCA Holdings, Inc.*	152	10,775
Henry Schein, Inc.*	42	6,256
Humana, Inc.	77	16,373
Laboratory Corp. of America Holdings*	53	6,670
McKesson Corp.	116	16,682
Patterson Cos., Inc.	43	1,666
Quest Diagnostics, Inc.	71	6,210
UnitedHealth Group, Inc.	489	77,418
Universal Health Services, Inc., Class B	46	5,659
		262,228
Health Care Technology - 0.1%
Cerner Corp.*	154	7,666

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	222	11,413
Chipotle Mexican Grill, Inc.*	15	5,945
Darden Restaurants, Inc.	65	4,765
Marriott International, Inc., Class A	164	12,920
McDonald’s Corp.	438	52,240
Royal Caribbean Cruises Ltd.	86	6,963
Starbucks Corp.	753	43,651
Wyndham Worldwide Corp.	56	4,031
Wynn Resorts Ltd.	41	4,182
Yum! Brands, Inc.	179	11,347
		157,457
Household Durables - 0.5%
DR Horton, Inc.	174	4,823
Garmin Ltd.	59	3,078
Harman International Industries, Inc.	36	3,937
Leggett & Platt, Inc.	69	3,316
Lennar Corp., Class A	97	4,126
Mohawk Industries, Inc.*	32	6,318
Newell Brands, Inc.	248	11,659
PulteGroup, Inc.	159	2,999
Whirlpool Corp.	39	6,335
		46,591
Household Products - 2.0%
Church & Dwight Co., Inc.	132	5,780
Clorox Co. (The)	67	7,743
Colgate-Palmolive Co.	458	29,875
Kimberly-Clark Corp.	185	21,388
Procter & Gamble Co. (The)	1,371	113,053
		177,839
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	339	3,882
NRG Energy, Inc.	162	1,837
		5,719
Industrial Conglomerates - 2.8%
3M Co.	311	53,411
General Electric Co.	4,604	141,619
Honeywell International, Inc.	391	44,550
Roper Technologies, Inc.	52	9,418
		248,998
Insurance - 3.0%
Aflac, Inc.	210	14,990
Allstate Corp. (The)	191	13,355
American International Group, Inc.	523	33,121
Aon plc	136	15,518
Arthur J. Gallagher & Co.	91	4,582
Assurant, Inc.	31	2,676
Chubb Ltd.	239	30,592
Cincinnati Financial Corp.	77	5,909
Hartford Financial Services Group, Inc. (The)	198	9,330
Lincoln National Corp.	120	7,692
Loews Corp.	142	6,340
Marsh & McLennan Cos., Inc.	266	18,436
MetLife, Inc.	565	31,081
Principal Financial Group, Inc.	137	7,903
Progressive Corp. (The)	299	9,957
Prudential Financial, Inc.	225	22,635
Torchmark Corp.	57	3,995
Travelers Cos., Inc. (The)	148	16,776
Unum Group	121	5,115
Willis Towers Watson plc	67	8,333
XL Group Ltd.	141	5,094
		273,430
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc.*	202	151,615
Expedia, Inc.	62	7,691
Netflix, Inc.*	220	25,740
Priceline Group, Inc. (The)*	26	39,096
TripAdvisor, Inc.*	59	2,849
		226,991
Internet Software & Services - 4.6%
Akamai Technologies, Inc.*	90	6,003
Alphabet, Inc., Class A*	151	117,158
Alphabet, Inc., Class C*	152	115,222
eBay, Inc.*	539	14,989
Facebook, Inc., Class A*	1,193	141,275
VeriSign, Inc.*	48	3,785
Yahoo!, Inc.*	450	18,459
		416,891
IT Services - 4.0%
Accenture plc, Class A	320	38,218
Alliance Data Systems Corp.	30	6,863
Automatic Data Processing, Inc.	234	22,469
Cognizant Technology Solutions Corp., Class A*	312	17,185
CSRA, Inc.	75	2,401
Fidelity National Information Services, Inc.	168	12,968
Fiserv, Inc.*	113	11,822

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Global Payments, Inc.	79	5,415
International Business Machines Corp.	447	72,512
Mastercard, Inc., Class A	493	50,385
Paychex, Inc.	165	9,727
PayPal Holdings, Inc.*	577	22,664
Teradata Corp.*	67	1,799
Total System Services, Inc.	85	4,184
Visa, Inc., Class A	969	74,923
Western Union Co. (The)	251	5,278
Xerox Corp.	437	4,086
		362,899
Leisure Products - 0.1%
Hasbro, Inc.	58	4,952
Mattel, Inc.	175	5,525
		10,477
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	167	7,345
Illumina, Inc.*	75	9,986
Mettler-Toledo International, Inc.*	14	5,768
PerkinElmer, Inc.	56	2,840
Thermo Fisher Scientific, Inc.	203	28,442
Waters Corp.*	41	5,517
		59,898
Machinery - 1.6%
Caterpillar, Inc.	300	28,668
Cummins, Inc.	80	11,342
Deere & Co.	149	14,930
Dover Corp.	80	5,809
Flowserve Corp.	67	3,179
Fortive Corp.	154	8,468
Illinois Tool Works, Inc.	164	20,530
Ingersoll-Rand plc	133	9,914
PACCAR, Inc.	180	11,187
Parker-Hannifin Corp.	69	9,586
Pentair plc	86	4,942
Snap-on, Inc.	30	5,016
Stanley Black & Decker, Inc.	77	9,135
Xylem, Inc.	92	4,745
		147,451
Media - 3.3%
CBS Corp. (Non-Voting), Class B	209	12,691
Charter Communications, Inc., Class A*	111	30,559
Comcast Corp., Class A	1,234	85,775
Discovery Communications, Inc., Class A*	78	2,113
Discovery Communications, Inc., Class C*	115	3,041
Interpublic Group of Cos., Inc. (The)	206	4,958
News Corp., Class A	195	2,254
News Corp., Class B	62	741
Omnicom Group, Inc.	122	10,607
Scripps Networks Interactive, Inc., Class A	49	3,394
TEGNA, Inc.	110	2,467
Time Warner, Inc.	400	36,728
Twenty-First Century Fox, Inc., Class A	547	15,376
Twenty-First Century Fox, Inc., Class B	250	7,015
Viacom, Inc., Class B	178	6,672
Walt Disney Co. (The)	760	75,331
		299,722
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	628	9,640
Newmont Mining Corp.	273	8,856
Nucor Corp.	164	10,199
		28,695
Multiline Retail - 0.7%
Dollar General Corp.	133	10,284
Dollar Tree, Inc.*	121	10,667
Kohl’s Corp.	92	4,952
Macy’s, Inc.	158	6,668
Nordstrom, Inc.	60	3,355
Target Corp.	295	22,786
		58,712
Multi-Utilities - 1.1%
Ameren Corp.	125	6,140
CenterPoint Energy, Inc.	221	5,273
CMS Energy Corp.	143	5,751
Consolidated Edison, Inc.	156	10,884
Dominion Resources, Inc.	321	23,526
DTE Energy Co.	92	8,564
NiSource, Inc.	166	3,642
Public Service Enterprise Group, Inc.	260	10,741
SCANA Corp.	73	5,149
Sempra Energy	128	12,774
WEC Energy Group, Inc.	162	9,074
		101,518
Personal Products - 0.1%
Coty, Inc., Class A	242	4,528
Estee Lauder Cos., Inc. (The), Class A	114	8,858
		13,386
Pharmaceuticals - 5.5%
Allergan plc*	203	39,443
Bristol-Myers Squibb Co.	858	48,425
Eli Lilly & Co.	499	33,493
Endo International plc*	102	1,633
Johnson & Johnson	1,406	156,488
Mallinckrodt plc*	55	2,898
Merck & Co., Inc.	1,421	86,951
Mylan NV*	236	8,640
Perrigo Co. plc	74	6,389
Pfizer, Inc.	3,116	100,148
Zoetis, Inc.	254	12,797
		497,305
Professional Services - 0.3%
Dun & Bradstreet Corp. (The)	19	2,313
Equifax, Inc.	61	6,981
Nielsen Holdings plc	173	7,456
Robert Half International, Inc.	67	3,006
Verisk Analytics, Inc.*	81	6,730
		26,486
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	153	4,443

Road & Rail - 1.0%
CSX Corp.	486	17,404
JB Hunt Transport Services, Inc.	45	4,292
Kansas City Southern	55	4,879
Norfolk Southern Corp.	151	16,075
Ryder System, Inc.	27	2,114
Union Pacific Corp.	428	43,369
		88,133
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	158	11,730
Applied Materials, Inc.	555	17,871
Broadcom Ltd.	203	34,609
First Solar, Inc.*	39	1,182
Intel Corp.	2,431	84,356
KLA-Tencor Corp.	80	6,387
Lam Research Corp.	82	8,694

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Linear Technology Corp.	123	7,691
Microchip Technology, Inc.	111	7,346
Micron Technology, Inc.*	533	10,410
NVIDIA Corp.	275	25,355
Qorvo, Inc.*	66	3,525
QUALCOMM, Inc.	757	51,574
Skyworks Solutions, Inc.	96	7,378
Texas Instruments, Inc.	515	38,074
Xilinx, Inc.	130	7,017
		323,199
Software - 4.7%
Activision Blizzard, Inc.	350	12,814
Adobe Systems, Inc.*	256	26,319
Autodesk, Inc.*	100	7,261
CA, Inc.	161	5,146
Citrix Systems, Inc.*	80	6,938
Electronic Arts, Inc.*	155	12,282
Intuit, Inc.	126	14,324
Microsoft Corp.	4,003	241,221
Oracle Corp.	1,546	62,134
Red Hat, Inc.*	93	7,357
salesforce.com, Inc.*	331	23,832
Symantec Corp.	316	7,707
		427,335
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	38	6,449
AutoNation, Inc.*	34	1,518
AutoZone, Inc.*	15	11,748
Bed Bath & Beyond, Inc.	79	3,540
Best Buy Co., Inc.	142	6,489
CarMax, Inc.*	98	5,663
Foot Locker, Inc.	70	5,017
Gap, Inc. (The)	113	2,822
Home Depot, Inc. (The)	635	82,169
L Brands, Inc.	123	8,637
Lowe’s Cos., Inc.	449	31,677
O’Reilly Automotive, Inc.*	49	13,451
Ross Stores, Inc.	204	13,788
Signet Jewelers Ltd.	39	3,560
Staples, Inc.	334	3,230
Tiffany & Co.	55	4,536
TJX Cos., Inc. (The)	337	26,401
Tractor Supply Co.	69	5,180
Ulta Salon Cosmetics & Fragrance, Inc.*	30	7,785
Urban Outfitters, Inc.*	46	1,454
		245,114
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	2,768	305,920
Hewlett Packard Enterprise Co.	854	20,325
HP, Inc.	879	13,537
NetApp, Inc.	143	5,228
Seagate Technology plc	153	6,135
Western Digital Corp.	146	9,294
		360,439
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	143	5,204
Hanesbrands, Inc.	194	4,507
Michael Kors Holdings Ltd.*	87	4,045
NIKE, Inc., Class B	693	34,698
PVH Corp.	41	4,343
Ralph Lauren Corp.	29	3,034
Under Armour, Inc., Class A*	94	2,895
Under Armour, Inc., Class C*	95	2,449
VF Corp.	170	9,267
		70,442
Tobacco - 1.7%
Altria Group, Inc.	1,004	64,186
Philip Morris International, Inc.	797	70,359
Reynolds American, Inc.	425	22,992
		157,537
Trading Companies & Distributors - 0.2%
Fastenal Co.	148	7,015
United Rentals, Inc.*	44	4,449
WW Grainger, Inc.	29	6,687
		18,151
Water Utilities - 0.1%
American Water Works Co., Inc.	91	6,595
TOTAL COMMON STOCKS (Cost $8,718,913)		9,023,143

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.2%

REPURCHASE AGREEMENT(b) - 0.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $18,590 (Cost $18,590)	18,590	18,590

Total Investments - 99.8% (Cost $8,737,503)		9,041,733
Other Assets Less Liabilities - 0.2%		17,431
Net assets - 100.0%		9,059,164

See accompanying notes to the financial statements.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$559,787
Aggregate gross unrealized depreciation	(257,743)
Net unrealized appreciation	$302,044
Federal income tax cost of investments	$8,739,689

See accompanying notes to the financial statements.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

November 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 2.7%
Arconic, Inc.	31	598
Boeing Co. (The)	41	6,173
General Dynamics Corp.	20	3,507
L-3 Communications Holdings, Inc.	5	789
Lockheed Martin Corp.	18	4,774
Northrop Grumman Corp.	13	3,245
Raytheon Co.	21	3,140
Rockwell Collins, Inc.	9	834
Textron, Inc.	19	875
TransDigm Group, Inc.	4	1,006
United Technologies Corp.	55	5,925
		30,866
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	10	749
Expeditors International of Washington, Inc.	13	686
FedEx Corp.	17	3,258
United Parcel Service, Inc., Class B	49	5,680
		10,373
Airlines - 0.8%
Alaska Air Group, Inc.	9	740
American Airlines Group, Inc.	38	1,765
Delta Air Lines, Inc.	53	2,553
Southwest Airlines Co.	44	2,051
United Continental Holdings, Inc.*	21	1,448
		8,557
Auto Components - 0.2%
BorgWarner, Inc.	14	499
Delphi Automotive plc	19	1,216
Goodyear Tire & Rubber Co. (The)	19	583
		2,298
Automobiles - 0.7%
Ford Motor Co.	276	3,301
General Motors Co.	101	3,487
Harley-Davidson, Inc.	13	792
		7,580
Beverages - 2.5%
Brown-Forman Corp., Class B	13	590
Coca-Cola Co. (The)	275	11,096
Constellation Brands, Inc., Class A	13	1,965
Dr Pepper Snapple Group, Inc.	13	1,128
Molson Coors Brewing Co., Class B	13	1,274
Monster Beverage Corp.*	29	1,298
PepsiCo, Inc.	102	10,210
		27,561
Biotechnology - 3.7%
AbbVie, Inc.	115	6,992
Alexion Pharmaceuticals, Inc.*	16	1,961
Amgen, Inc.	53	7,636
Biogen, Inc.*	16	4,705
Celgene Corp.*	55	6,518
Gilead Sciences, Inc.	158	11,645
Regeneron Pharmaceuticals, Inc.*	5	1,896
Vertex Pharmaceuticals, Inc.*	9	735
		42,088
Building Products - 0.2%
Allegion plc	7	468
Fortune Brands Home & Security, Inc.	11	607
Masco Corp.	23	728
		1,803
Chemicals - 2.5%
Air Products & Chemicals, Inc.	15	2,167
Albemarle Corp.	8	702
CF Industries Holdings, Inc.	17	492
Dow Chemical Co. (The)	80	4,457
Eastman Chemical Co.	10	751
Ecolab, Inc.	19	2,218
EI du Pont de Nemours & Co.	62	4,564
FMC Corp.	9	505
International Flavors & Fragrances, Inc.	6	726
LyondellBasell Industries NV, Class A	24	2,168
Monsanto Co.	31	3,184
Mosaic Co. (The)	25	710
PPG Industries, Inc.	19	1,823
Praxair, Inc.	20	2,406
Sherwin-Williams Co. (The)	6	1,612
		28,485
Commercial Services & Supplies - 0.6%
Cintas Corp.	6	688
Johnson Controls International plc	67	3,014
Pitney Bowes, Inc.	13	186
Republic Services, Inc.	17	943
Stericycle, Inc.*	6	438
Waste Management, Inc.	29	2,016
		7,285
Communications Equipment - 1.2%
Cisco Systems, Inc.	356	10,616
F5 Networks, Inc.*	5	704
Harris Corp.	9	932
Juniper Networks, Inc.	27	743
Motorola Solutions, Inc.	12	963
		13,958
Construction & Engineering - 0.1%
Fluor Corp.	10	535
Jacobs Engineering Group, Inc.*	9	558
Quanta Services, Inc.*	11	371
		1,464
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	4	878
Vulcan Materials Co.	9	1,131
		2,009
Containers & Packaging - 0.4%
Avery Dennison Corp.	6	432
Ball Corp.	12	901
International Paper Co.	29	1,413
Owens-Illinois, Inc.*	11	202
Sealed Air Corp.	14	638
WestRock Co.	18	922
		4,508
Distributors - 0.2%
Genuine Parts Co.	11	1,059
LKQ Corp.*	22	722
		1,781
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	16	355

Diversified Telecommunication Services - 3.0%
AT&T, Inc.	436	16,843
CenturyLink, Inc.	39	917
Frontier Communications Corp.	83	303
Level 3 Communications, Inc.*	21	1,156
Verizon Communications, Inc.	289	14,421
		33,640
Electric Utilities - 2.3%
Alliant Energy Corp.	16	575
American Electric Power Co., Inc.	35	2,067
Duke Energy Corp.	49	3,615
Edison International	23	1,582
Entergy Corp.	13	893

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Eversource Energy	22	1,136
Exelon Corp.	65	2,113
FirstEnergy Corp.	30	939
NextEra Energy, Inc.	33	3,770
PG&E Corp.	35	2,058
Pinnacle West Capital Corp.	8	591
PPL Corp.	48	1,606
Southern Co. (The)	69	3,230
Xcel Energy, Inc.	36	1,404
		25,579
Electrical Equipment - 0.7%
Acuity Brands, Inc.	3	754
AMETEK, Inc.	16	758
Eaton Corp. plc	32	2,128
Emerson Electric Co.	46	2,596
Rockwell Automation, Inc.	9	1,204
		7,440
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	22	1,502
Corning, Inc.	67	1,610
FLIR Systems, Inc.	10	359
TE Connectivity Ltd.	25	1,691
		5,162
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	30	1,930
FMC Technologies, Inc.*	16	548
Halliburton Co.	61	3,239
Helmerich & Payne, Inc.	8	605
National Oilwell Varco, Inc.	27	1,009
Schlumberger Ltd.	99	8,321
Transocean Ltd.*	27	348
		16,000
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	31	4,653
CVS Health Corp.	76	5,844
Kroger Co. (The)	67	2,164
Sysco Corp.	36	1,917
Walgreens Boots Alliance, Inc.	61	5,169
Wal-Mart Stores, Inc.	107	7,536
Whole Foods Market, Inc.	23	699
		27,982
Food Products - 1.9%
Archer-Daniels-Midland Co.	41	1,772
Campbell Soup Co.	14	796
Conagra Brands, Inc.	30	1,101
General Mills, Inc.	42	2,560
Hershey Co. (The)	10	966
Hormel Foods Corp.	19	651
JM Smucker Co. (The)	8	1,008
Kellogg Co.	18	1,296
Kraft Heinz Co. (The)	42	3,429
McCormick & Co., Inc. (Non-Voting)	8	730
Mead Johnson Nutrition Co.	13	937
Mondelez International, Inc., Class A	110	4,536
Tyson Foods, Inc., Class A	21	1,193
		20,975
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	104	3,959
Baxter International, Inc.	35	1,553
Becton Dickinson and Co.	15	2,536
Boston Scientific Corp.*	96	1,964
Cooper Cos., Inc. (The)	3	493
CR Bard, Inc.	5	1,053
Danaher Corp.	43	3,361
DENTSPLY SIRONA, Inc.	17	989
Edwards Lifesciences Corp.*	15	1,243
Hologic, Inc.*	20	766
Intuitive Surgical, Inc.*	3	1,931
Medtronic plc	98	7,155
St Jude Medical, Inc.	20	1,584
Stryker Corp.	22	2,501
Varian Medical Systems, Inc.*	7	629
Zimmer Biomet Holdings, Inc.	14	1,426
		33,143
Health Care Providers & Services - 3.2%
Aetna, Inc.	25	3,271
AmerisourceBergen Corp.	12	936
Anthem, Inc.	19	2,708
Cardinal Health, Inc.	23	1,633
Centene Corp.*	12	692
Cigna Corp.	18	2,425
DaVita, Inc.*	12	760
Express Scripts Holding Co.*	45	3,415
HCA Holdings, Inc.*	21	1,489
Henry Schein, Inc.*	6	894
Humana, Inc.	11	2,339
Laboratory Corp. of America Holdings*	7	881
McKesson Corp.	16	2,301
Patterson Cos., Inc.	6	232
Quest Diagnostics, Inc.	10	875
UnitedHealth Group, Inc.	67	10,607
Universal Health Services, Inc., Class B	6	738
		36,196
Health Care Technology - 0.1%
Cerner Corp.*	21	1,045

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	31	1,594
Chipotle Mexican Grill, Inc.*	2	792
Darden Restaurants, Inc.	9	660
Marriott International, Inc., Class A	23	1,812
McDonald’s Corp.	60	7,156
Royal Caribbean Cruises Ltd.	12	971
Starbucks Corp.	104	6,029
Wyndham Worldwide Corp.	8	576
Wynn Resorts Ltd.	6	612
Yum! Brands, Inc.	25	1,585
		21,787
Household Durables - 0.6%
DR Horton, Inc.	24	665
Garmin Ltd.	8	417
Harman International Industries, Inc.	5	547
Leggett & Platt, Inc.	9	433
Lennar Corp., Class A	13	553
Mohawk Industries, Inc.*	4	790
Newell Brands, Inc.	34	1,598
PulteGroup, Inc.	22	415
Whirlpool Corp.	5	812
		6,230
Household Products - 2.2%
Church & Dwight Co., Inc.	18	788
Clorox Co. (The)	9	1,040
Colgate-Palmolive Co.	63	4,110
Kimberly-Clark Corp.	25	2,890
Procter & Gamble Co. (The)	189	15,585
		24,413
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	47	538
NRG Energy, Inc.	22	250
		788
Industrial Conglomerates - 3.1%
3M Co.	43	7,385
General Electric Co.	635	19,532
Honeywell International, Inc.	54	6,153

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Roper Technologies, Inc.	7	1,268
		34,338
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc.*	28	21,016
Expedia, Inc.	9	1,116
Netflix, Inc.*	30	3,510
Priceline Group, Inc. (The)*	4	6,015
TripAdvisor, Inc.*	8	386
		32,043
Internet Software & Services - 5.1%
Akamai Technologies, Inc.*	12	800
Alphabet, Inc., Class A*	21	16,294
Alphabet, Inc., Class C*	21	15,919
eBay, Inc.*	74	2,058
Facebook, Inc., Class A*	165	19,539
VeriSign, Inc.*	7	552
Yahoo!, Inc.*	62	2,543
		57,705
IT Services - 4.5%
Accenture plc, Class A	44	5,255
Alliance Data Systems Corp.	4	915
Automatic Data Processing, Inc.	32	3,073
Cognizant Technology Solutions Corp., Class A*	43	2,368
CSRA, Inc.	10	320
Fidelity National Information Services, Inc.	23	1,775
Fiserv, Inc.*	16	1,674
Global Payments, Inc.	11	754
International Business Machines Corp.	62	10,058
Mastercard, Inc., Class A	68	6,949
Paychex, Inc.	23	1,356
PayPal Holdings, Inc.*	80	3,142
Teradata Corp.*	9	242
Total System Services, Inc.	12	591
Visa, Inc., Class A	134	10,361
Western Union Co. (The)	35	736
Xerox Corp.	60	561
		50,130
Leisure Products - 0.1%
Hasbro, Inc.	8	683
Mattel, Inc.	24	758
		1,441
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	23	1,012
Illumina, Inc.*	10	1,331
Mettler-Toledo International, Inc.*	2	824
PerkinElmer, Inc.	8	406
Thermo Fisher Scientific, Inc.	28	3,923
Waters Corp.*	6	807
		8,303
Machinery - 1.8%
Caterpillar, Inc.	41	3,918
Cummins, Inc.	11	1,560
Deere & Co.	20	2,004
Dover Corp.	11	799
Flowserve Corp.	9	427
Fortive Corp.	21	1,155
Illinois Tool Works, Inc.	23	2,879
Ingersoll-Rand plc	18	1,342
PACCAR, Inc.	25	1,554
Parker-Hannifin Corp.	9	1,250
Pentair plc	12	689
Snap-on, Inc.	4	669
Stanley Black & Decker, Inc.	11	1,305
Xylem, Inc.	13	670
		20,221
Media - 3.7%
CBS Corp. (Non-Voting), Class B	29	1,761
Charter Communications, Inc., Class A*	15	4,130
Comcast Corp., Class A	170	11,817
Discovery Communications, Inc., Class A*	11	298
Discovery Communications, Inc., Class C*	16	423
Interpublic Group of Cos., Inc. (The)	28	674
News Corp., Class A	27	312
News Corp., Class B	8	96
Omnicom Group, Inc.	17	1,478
Scripps Networks Interactive, Inc., Class A	7	485
TEGNA, Inc.	15	336
Time Warner, Inc.	55	5,050
Twenty-First Century Fox, Inc., Class A	75	2,108
Twenty-First Century Fox, Inc., Class B	35	982
Viacom, Inc., Class B	25	937
Walt Disney Co. (The)	105	10,407
		41,294
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.*	87	1,336
Newmont Mining Corp.	38	1,233
Nucor Corp.	23	1,430
		3,999
Multiline Retail - 0.7%
Dollar General Corp.	18	1,392
Dollar Tree, Inc.*	17	1,499
Kohl’s Corp.	13	700
Macy’s, Inc.	11	464
Nordstrom, Inc.	8	447
Target Corp.	41	3,167
		7,669
Multi-Utilities - 1.2%
Ameren Corp.	17	835
CenterPoint Energy, Inc.	31	740
CMS Energy Corp.	20	805
Consolidated Edison, Inc.	22	1,535
Dominion Resources, Inc.	44	3,225
DTE Energy Co.	13	1,210
NiSource, Inc.	23	505
Public Service Enterprise Group, Inc.	36	1,487
SCANA Corp.	10	705
Sempra Energy	18	1,796
WEC Energy Group, Inc.	22	1,232
		14,075
Oil, Gas & Consumable Fuels - 7.6%
Anadarko Petroleum Corp.	39	2,697
Apache Corp.	27	1,781
Cabot Oil & Gas Corp.	33	730
Chesapeake Energy Corp.*	53	371
Chevron Corp.	134	14,949
Cimarex Energy Co.	7	965
Concho Resources, Inc.*	10	1,430
ConocoPhillips	88	4,270
Devon Energy Corp.	37	1,788
EOG Resources, Inc.	39	3,998
EQT Corp.	12	841
Exxon Mobil Corp.	294	25,666
Hess Corp.	19	1,063
Kinder Morgan, Inc.	124	2,753
Marathon Oil Corp.	60	1,084
Marathon Petroleum Corp.	37	1,740
Murphy Oil Corp.	11	373

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Newfield Exploration Co.*	14	633
Noble Energy, Inc.	30	1,145
Occidental Petroleum Corp.	54	3,853
ONEOK, Inc.	15	824
Phillips 66	31	2,576
Pioneer Natural Resources Co.	12	2,292
Range Resources Corp.	13	457
Southwestern Energy Co.*	35	397
Spectra Energy Corp.	50	2,048
Tesoro Corp.	8	651
Valero Energy Corp.	33	2,031
Williams Cos., Inc. (The)	48	1,474
		84,880
Personal Products - 0.2%
Coty, Inc., Class A	33	618
Estee Lauder Cos., Inc. (The), Class A	16	1,243
		1,861
Pharmaceuticals - 6.1%
Allergan plc*	28	5,441
Bristol-Myers Squibb Co.	118	6,660
Eli Lilly & Co.	69	4,631
Endo International plc*	14	224
Johnson & Johnson	194	21,592
Mallinckrodt plc*	8	422
Merck & Co., Inc.	196	11,993
Mylan NV*	33	1,208
Perrigo Co. plc	10	864
Pfizer, Inc.	430	13,820
Zoetis, Inc.	35	1,763
		68,618
Professional Services - 0.3%
Dun & Bradstreet Corp. (The)	3	365
Equifax, Inc.	8	916
Nielsen Holdings plc	24	1,034
Robert Half International, Inc.	9	404
Verisk Analytics, Inc.*	11	914
		3,633
Road & Rail - 1.1%
CSX Corp.	67	2,399
JB Hunt Transport Services, Inc.	6	572
Kansas City Southern	8	710
Norfolk Southern Corp.	21	2,236
Ryder System, Inc.	4	313
Union Pacific Corp.	59	5,978
		12,208
Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	22	1,633
Applied Materials, Inc.	77	2,479
Broadcom Ltd.	28	4,774
First Solar, Inc.*	5	152
Intel Corp.	335	11,624
KLA-Tencor Corp.	11	878
Lam Research Corp.	11	1,166
Linear Technology Corp.	17	1,063
Microchip Technology, Inc.	15	993
Micron Technology, Inc.*	74	1,445
NVIDIA Corp.	38	3,504
Qorvo, Inc.*	9	481
QUALCOMM, Inc.	104	7,085
Skyworks Solutions, Inc.	13	999
Texas Instruments, Inc.	71	5,249
Xilinx, Inc.	18	972
		44,497
Software - 5.2%
Activision Blizzard, Inc.	48	1,757
Adobe Systems, Inc.*	35	3,598
Autodesk, Inc.*	14	1,017
CA, Inc.	22	703
Citrix Systems, Inc.*	11	954
Electronic Arts, Inc.*	21	1,664
Intuit, Inc.	17	1,933
Microsoft Corp.	552	33,264
Oracle Corp.	213	8,560
Red Hat, Inc.*	13	1,028
salesforce.com, Inc.*	46	3,312
Symantec Corp.	44	1,073
		58,863
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	5	849
AutoNation, Inc.*	5	223
AutoZone, Inc.*	2	1,566
Bed Bath & Beyond, Inc.	11	493
Best Buy Co., Inc.	20	914
CarMax, Inc.*	14	809
Foot Locker, Inc.	10	717
Gap, Inc. (The)	16	400
Home Depot, Inc. (The)	88	11,387
L Brands, Inc.	17	1,194
Lowe’s Cos., Inc.	62	4,374
O’Reilly Automotive, Inc.*	7	1,921
Ross Stores, Inc.	28	1,892
Signet Jewelers Ltd.	5	456
Staples, Inc.	46	445
Tiffany & Co.	8	660
TJX Cos., Inc. (The)	47	3,682
Tractor Supply Co.	9	676
Ulta Salon Cosmetics & Fragrance, Inc.*	4	1,038
Urban Outfitters, Inc.*	6	190
		33,886
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	382	42,220
Hewlett Packard Enterprise Co.	118	2,808
HP, Inc.	121	1,864
NetApp, Inc.	20	731
Seagate Technology plc	21	842
Western Digital Corp.	20	1,273
		49,738
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	20	728
Hanesbrands, Inc.	27	627
Michael Kors Holdings Ltd.*	12	558
NIKE, Inc., Class B	96	4,807
PVH Corp.	6	636
Ralph Lauren Corp.	4	418
Under Armour, Inc., Class A*	13	400
Under Armour, Inc., Class C*	13	335
VF Corp.	24	1,308
		9,817
Tobacco - 1.9%
Altria Group, Inc.	138	8,822
Philip Morris International, Inc.	110	9,711
Reynolds American, Inc.	59	3,192
		21,725
Trading Companies & Distributors - 0.2%
Fastenal Co.	20	948
United Rentals, Inc.*	6	607
WW Grainger, Inc.	4	922
		2,477
Water Utilities - 0.1%
American Water Works Co., Inc.	13	942
TOTAL COMMON STOCKS (Cost $1,135,528)		1,115,714

See accompanying notes to the financial statements.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 0.2%

REPURCHASE AGREEMENT(b) - 0.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $1,948 (Cost $1,948)	1,948	1,948

Total Investments - 99.7% (Cost $1,137,476)		1,117,662
Other Assets Less Liabilities - 0.3%		3,820
Net assets - 100.0%		1,121,482

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,187
Aggregate gross unrealized depreciation	(57,581)
Net unrealized depreciation	$(20,394)
Federal income tax cost of investments	$1,138,056

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

November 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 2.6%
Arconic, Inc.	31	598
Boeing Co. (The)	41	6,173
General Dynamics Corp.	21	3,682
L-3 Communications Holdings, Inc.	6	947
Lockheed Martin Corp.	17	4,509
Northrop Grumman Corp.	12	2,996
Raytheon Co.	21	3,140
Rockwell Collins, Inc.	9	834
Textron, Inc.	19	875
TransDigm Group, Inc.	3	754
United Technologies Corp.	54	5,817
		30,325
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	10	749
Expeditors International of Washington, Inc.	13	686
FedEx Corp.	17	3,258
United Parcel Service, Inc., Class B	49	5,680
		10,373
Airlines - 0.7%
Alaska Air Group, Inc.	8	658
American Airlines Group, Inc.	38	1,765
Delta Air Lines, Inc.	53	2,553
Southwest Airlines Co.	44	2,051
United Continental Holdings, Inc.*	21	1,448
		8,475
Auto Components - 0.2%
BorgWarner, Inc.	15	534
Delphi Automotive plc	20	1,280
Goodyear Tire & Rubber Co. (The)	18	552
		2,366
Automobiles - 0.7%
Ford Motor Co.	280	3,349
General Motors Co.	102	3,522
Harley-Davidson, Inc.	12	730
		7,601
Banks - 7.5%
Bank of America Corp.	715	15,101
BB&T Corp.	59	2,670
Citigroup, Inc.	203	11,447
Citizens Financial Group, Inc.	37	1,240
Comerica, Inc.	13	829
Fifth Third Bancorp	55	1,431
Huntington Bancshares, Inc.	77	959
JPMorgan Chase & Co.	253	20,283
KeyCorp	78	1,350
M&T Bank Corp.	11	1,583
People’s United Financial, Inc.	22	412
PNC Financial Services Group, Inc. (The)	35	3,869
Regions Financial Corp.	89	1,205
SunTrust Banks, Inc.	36	1,870
US Bancorp	112	5,557
Wells Fargo & Co.	318	16,829
Zions Bancorp	15	597
		87,232
Beverages - 2.3%
Brown-Forman Corp., Class B	13	590
Coca-Cola Co. (The)	272	10,975
Constellation Brands, Inc., Class A	13	1,965
Dr Pepper Snapple Group, Inc.	13	1,128
Molson Coors Brewing Co., Class B	13	1,274
Monster Beverage Corp.*	28	1,253
PepsiCo, Inc.	100	10,010
		27,195
Building Products - 0.2%
Allegion plc	7	468
Fortune Brands Home & Security, Inc.	11	607
Masco Corp.	24	760
		1,835
Capital Markets - 3.3%
Affiliated Managers Group, Inc.*	4	592
Ameriprise Financial, Inc.	12	1,371
Bank of New York Mellon Corp. (The)	77	3,651
BlackRock, Inc.	8	2,966
Charles Schwab Corp. (The)	86	3,325
CME Group, Inc.	24	2,710
E*TRADE Financial Corp.*	20	690
Franklin Resources, Inc.	25	981
Goldman Sachs Group, Inc. (The)	26	5,702
Intercontinental Exchange, Inc.	43	2,382
Invesco Ltd.	29	908
Legg Mason, Inc.	6	191
Moody’s Corp.	12	1,206
Morgan Stanley	105	4,343
Nasdaq, Inc.	8	513
Northern Trust Corp.	15	1,232
S&P Global, Inc.	19	2,261
State Street Corp.	26	2,049
T Rowe Price Group, Inc.	17	1,259
		38,332
Chemicals - 2.5%
Air Products & Chemicals, Inc.	16	2,312
Albemarle Corp.	8	702
CF Industries Holdings, Inc.	17	492
Dow Chemical Co. (The)	81	4,513
Eastman Chemical Co.	11	826
Ecolab, Inc.	18	2,101
EI du Pont de Nemours & Co.	62	4,564
FMC Corp.	10	561
International Flavors & Fragrances, Inc.	5	605
LyondellBasell Industries NV, Class A	24	2,168
Monsanto Co.	31	3,184
Mosaic Co. (The)	25	710
PPG Industries, Inc.	19	1,823
Praxair, Inc.	21	2,526
Sherwin-Williams Co. (The)	5	1,344
		28,431
Commercial Services & Supplies - 0.6%
Cintas Corp.	6	688
Johnson Controls International plc	67	3,014
Pitney Bowes, Inc.	13	186
Republic Services, Inc.	17	943
Stericycle, Inc.*	6	438
Waste Management, Inc.	29	2,016
		7,285
Communications Equipment - 1.2%
Cisco Systems, Inc.	352	10,497
F5 Networks, Inc.*	4	563
Harris Corp.	9	932
Juniper Networks, Inc.	27	743
Motorola Solutions, Inc.	12	963
		13,698
Construction & Engineering - 0.1%
Fluor Corp.	10	535
Jacobs Engineering Group, Inc.*	8	496

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Quanta Services, Inc.*	10	337
		1,368
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	5	1,097
Vulcan Materials Co.	10	1,257
		2,354
Consumer Finance - 1.0%
American Express Co.	54	3,890
Capital One Financial Corp.	36	3,026
Discover Financial Services	29	1,965
Navient Corp.	23	396
Synchrony Financial	57	1,970
		11,247
Containers & Packaging - 0.4%
Avery Dennison Corp.	7	504
Ball Corp.	13	976
International Paper Co.	29	1,413
Owens-Illinois, Inc.*	12	220
Sealed Air Corp.	14	638
WestRock Co.	18	922
		4,673
Distributors - 0.1%
Genuine Parts Co.	10	963
LKQ Corp.*	22	722
		1,685
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	16	355

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B*	133	20,940
Leucadia National Corp.	23	506
		21,446
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	431	16,650
CenturyLink, Inc.	39	917
Frontier Communications Corp.	84	307
Level 3 Communications, Inc.*	20	1,101
Verizon Communications, Inc.	285	14,221
		33,196
Electric Utilities - 2.2%
Alliant Energy Corp.	16	575
American Electric Power Co., Inc.	35	2,067
Duke Energy Corp.	49	3,615
Edison International	23	1,582
Entergy Corp.	12	825
Eversource Energy	23	1,187
Exelon Corp.	66	2,146
FirstEnergy Corp.	30	939
NextEra Energy, Inc.	33	3,769
PG&E Corp.	36	2,117
Pinnacle West Capital Corp.	8	591
PPL Corp.	48	1,606
Southern Co. (The)	70	3,277
Xcel Energy, Inc.	36	1,404
		25,700
Electrical Equipment - 0.7%
Acuity Brands, Inc.	3	754
AMETEK, Inc.	17	805
Eaton Corp. plc	33	2,195
Emerson Electric Co.	46	2,596
Rockwell Automation, Inc.	9	1,204
		7,554
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	22	1,502
Corning, Inc.	67	1,610
FLIR Systems, Inc.	10	359
TE Connectivity Ltd.	26	1,758
		5,229
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	31	1,994
FMC Technologies, Inc.*	16	548
Halliburton Co.	61	3,238
Helmerich & Payne, Inc.	7	530
National Oilwell Varco, Inc.	27	1,009
Schlumberger Ltd.	98	8,237
Transocean Ltd.*	25	323
		15,879
Equity Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp.	30	3,068
Apartment Investment & Management Co., Class A	11	463
AvalonBay Communities, Inc.	9	1,480
Boston Properties, Inc.	11	1,363
Crown Castle International Corp.	24	2,003
Digital Realty Trust, Inc.	11	1,016
Equinix, Inc.	5	1,694
Equity Residential	26	1,560
Essex Property Trust, Inc.	4	864
Extra Space Storage, Inc.	9	632
Federal Realty Investment Trust	5	702
General Growth Properties, Inc.	42	1,064
HCP, Inc.	33	975
Host Hotels & Resorts, Inc.	54	963
Iron Mountain, Inc.	18	594
Kimco Realty Corp.	30	766
Macerich Co. (The)	8	543
Prologis, Inc.	38	1,934
Public Storage	10	2,093
Realty Income Corp.	19	1,053
Simon Property Group, Inc.	22	3,952
SL Green Realty Corp.	7	738
UDR, Inc.	19	647
Ventas, Inc.	25	1,511
Vornado Realty Trust	12	1,173
Welltower, Inc.	26	1,632
Weyerhaeuser Co.	53	1,634
		36,117
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	31	4,653
CVS Health Corp.	75	5,767
Kroger Co. (The)	66	2,132
Sysco Corp.	37	1,970
Walgreens Boots Alliance, Inc.	60	5,084
Wal-Mart Stores, Inc.	106	7,466
Whole Foods Market, Inc.	23	699
		27,771
Food Products - 1.8%
Archer-Daniels-Midland Co.	42	1,816
Campbell Soup Co.	14	796
Conagra Brands, Inc.	30	1,101
General Mills, Inc.	43	2,620
Hershey Co. (The)	10	966
Hormel Foods Corp.	19	651
JM Smucker Co. (The)	9	1,133
Kellogg Co.	18	1,296
Kraft Heinz Co. (The)	43	3,511
McCormick & Co., Inc. (Non-Voting)	8	730
Mead Johnson Nutrition Co.	13	937
Mondelez International, Inc., Class A	111	4,578
Tyson Foods, Inc., Class A	21	1,193
		21,328
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	31	1,594
Chipotle Mexican Grill, Inc.*	1	396

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Darden Restaurants, Inc.	9	660
Marriott International, Inc., Class A	22	1,733
McDonald’s Corp.	60	7,156
Royal Caribbean Cruises Ltd.	12	971
Starbucks Corp.	105	6,087
Wyndham Worldwide Corp.	8	576
Wynn Resorts Ltd.	5	510
Yum! Brands, Inc.	25	1,585
		21,268
Household Durables - 0.6%
DR Horton, Inc.	24	665
Garmin Ltd.	8	417
Harman International Industries, Inc.	5	547
Leggett & Platt, Inc.	10	481
Lennar Corp., Class A	14	596
Mohawk Industries, Inc.*	5	987
Newell Brands, Inc.	35	1,645
PulteGroup, Inc.	22	415
Whirlpool Corp.	6	975
		6,728
Household Products - 2.1%
Church & Dwight Co., Inc.	19	832
Clorox Co. (The)	9	1,040
Colgate-Palmolive Co.	62	4,044
Kimberly-Clark Corp.	26	3,006
Procter & Gamble Co. (The)	187	15,420
		24,342
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	48	549
NRG Energy, Inc.	23	261
		810
Industrial Conglomerates - 2.9%
3M Co.	42	7,213
General Electric Co.	628	19,317
Honeywell International, Inc.	53	6,039
Roper Technologies, Inc.	7	1,268
		33,837
Insurance - 3.3%
Aflac, Inc.	29	2,070
Allstate Corp. (The)	27	1,888
American International Group, Inc.	71	4,496
Aon plc	19	2,168
Arthur J. Gallagher & Co.	13	655
Assurant, Inc.	5	432
Chubb Ltd.	33	4,224
Cincinnati Financial Corp.	10	767
Hartford Financial Services Group, Inc. (The)	28	1,319
Lincoln National Corp.	17	1,090
Loews Corp.	19	848
Marsh & McLennan Cos., Inc.	37	2,564
MetLife, Inc.	78	4,291
Principal Financial Group, Inc.	19	1,096
Progressive Corp. (The)	42	1,399
Prudential Financial, Inc.	31	3,119
Torchmark Corp.	8	561
Travelers Cos., Inc. (The)	21	2,380
Unum Group	16	676
Willis Towers Watson plc	9	1,119
XL Group Ltd.	20	723
		37,885
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc.*	27	20,265
Expedia, Inc.	8	993
Netflix, Inc.*	31	3,627
Priceline Group, Inc. (The)*	3	4,511
TripAdvisor, Inc.*	8	386
		29,782
Internet Software & Services - 4.9%
Akamai Technologies, Inc.*	13	867
Alphabet, Inc., Class A*	20	15,518
Alphabet, Inc., Class C*	21	15,919
eBay, Inc.*	75	2,086
Facebook, Inc., Class A*	163	19,302
VeriSign, Inc.*	6	473
Yahoo!, Inc.*	62	2,543
		56,708
IT Services - 4.3%
Accenture plc, Class A	44	5,255
Alliance Data Systems Corp.	4	915
Automatic Data Processing, Inc.	33	3,169
Cognizant Technology Solutions Corp., Class A*	42	2,313
CSRA, Inc.	11	352
Fidelity National Information Services, Inc.	24	1,853
Fiserv, Inc.*	15	1,569
Global Payments, Inc.	11	754
International Business Machines Corp.	61	9,895
Mastercard, Inc., Class A	67	6,847
Paychex, Inc.	23	1,356
PayPal Holdings, Inc.*	81	3,182
Teradata Corp.*	10	269
Total System Services, Inc.	12	591
Visa, Inc., Class A	132	10,206
Western Union Co. (The)	35	736
Xerox Corp.	61	570
		49,832
Leisure Products - 0.1%
Hasbro, Inc.	8	683
Mattel, Inc.	24	758
		1,441
Machinery - 1.8%
Caterpillar, Inc.	42	4,013
Cummins, Inc.	11	1,560
Deere & Co.	21	2,104
Dover Corp.	11	799
Flowserve Corp.	10	474
Fortive Corp.	22	1,210
Illinois Tool Works, Inc.	22	2,754
Ingersoll-Rand plc	19	1,416
PACCAR, Inc.	25	1,554
Parker-Hannifin Corp.	10	1,389
Pentair plc	12	690
Snap-on, Inc.	4	669
Stanley Black & Decker, Inc.	10	1,186
Xylem, Inc.	12	619
		20,437
Media - 3.5%
CBS Corp. (Non-Voting), Class B	29	1,761
Charter Communications, Inc., Class A*	15	4,130
Comcast Corp., Class A	169	11,747
Discovery Communications, Inc., Class A*	10	271
Discovery Communications, Inc., Class C*	16	423
Interpublic Group of Cos., Inc. (The)	29	698
News Corp., Class A	27	312
News Corp., Class B	9	108
Omnicom Group, Inc.	17	1,478
Scripps Networks Interactive, Inc., Class A	7	485
TEGNA, Inc.	15	336
Time Warner, Inc.	54	4,958

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Twenty-First Century Fox, Inc., Class A	76	2,136
Twenty-First Century Fox, Inc., Class B	35	982
Viacom, Inc., Class B	25	937
Walt Disney Co. (The)	104	10,309
		41,071
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	88	1,351
Newmont Mining Corp.	38	1,233
Nucor Corp.	23	1,430
		4,014
Multiline Retail - 0.7%
Dollar General Corp.	19	1,469
Dollar Tree, Inc.*	17	1,499
Kohl’s Corp.	13	700
Macy’s, Inc.	21	886
Nordstrom, Inc.	9	503
Target Corp.	41	3,167
		8,224
Multi-Utilities - 1.2%
Ameren Corp.	17	835
CenterPoint Energy, Inc.	31	740
CMS Energy Corp.	20	805
Consolidated Edison, Inc.	22	1,535
Dominion Resources, Inc.	45	3,298
DTE Energy Co.	13	1,210
NiSource, Inc.	23	505
Public Service Enterprise Group, Inc.	36	1,487
SCANA Corp.	10	705
Sempra Energy	18	1,796
WEC Energy Group, Inc.	23	1,288
		14,204
Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.	39	2,697
Apache Corp.	27	1,781
Cabot Oil & Gas Corp.	33	730
Chesapeake Energy Corp.*	53	371
Chevron Corp.	132	14,726
Cimarex Energy Co.	7	965
Concho Resources, Inc.*	10	1,430
ConocoPhillips	89	4,318
Devon Energy Corp.	37	1,788
EOG Resources, Inc.	39	3,998
EQT Corp.	13	911
Exxon Mobil Corp.	290	25,317
Hess Corp.	19	1,063
Kinder Morgan, Inc.	71	1,576
Marathon Oil Corp.	60	1,084
Marathon Petroleum Corp.	38	1,787
Murphy Oil Corp.	12	407
Newfield Exploration Co.*	14	633
Noble Energy, Inc.	31	1,183
Occidental Petroleum Corp.	55	3,925
ONEOK, Inc.	15	824
Phillips 66	32	2,659
Pioneer Natural Resources Co.	12	2,292
Range Resources Corp.	14	493
Southwestern Energy Co.*	35	397
Spectra Energy Corp.	51	2,088
Tesoro Corp.	9	732
Valero Energy Corp.	33	2,031
Williams Cos., Inc. (The)	48	1,474
		83,680
Personal Products - 0.2%
Coty, Inc., Class A*	34	636
Estee Lauder Cos., Inc. (The), Class A	15	1,166
		1,802
Professional Services - 0.3%
Dun & Bradstreet Corp. (The)	2	244
Equifax, Inc.	9	1,030
Nielsen Holdings plc	24	1,034
Robert Half International, Inc.	9	404
Verisk Analytics, Inc.*	11	914
		3,626
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	21	610

Road & Rail - 1.0%
CSX Corp.	67	2,399
JB Hunt Transport Services, Inc.	6	572
Kansas City Southern	7	621
Norfolk Southern Corp.	21	2,236
Ryder System, Inc.	4	313
Union Pacific Corp.	59	5,979
		12,120
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	22	1,633
Applied Materials, Inc.	78	2,511
Broadcom Ltd.	28	4,774
First Solar, Inc.*	6	182
Intel Corp.	331	11,486
KLA-Tencor Corp.	11	878
Lam Research Corp.	12	1,272
Linear Technology Corp.	17	1,063
Microchip Technology, Inc.	16	1,059
Micron Technology, Inc.*	75	1,465
NVIDIA Corp.	38	3,504
Qorvo, Inc.*	9	481
QUALCOMM, Inc.	103	7,017
Skyworks Solutions, Inc.	14	1,076
Texas Instruments, Inc.	70	5,175
Xilinx, Inc.	18	972
		44,548
Software - 5.1%
Activision Blizzard, Inc.	49	1,794
Adobe Systems, Inc.*	36	3,701
Autodesk, Inc.*	14	1,017
CA, Inc.	23	735
Citrix Systems, Inc.*	11	954
Electronic Arts, Inc.*	22	1,743
Intuit, Inc.	18	2,046
Microsoft Corp.	545	32,842
Oracle Corp.	211	8,480
Red Hat, Inc.*	13	1,028
salesforce.com, Inc.*	46	3,312
Symantec Corp.	45	1,098
		58,750
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	5	849
AutoNation, Inc.*	4	179
AutoZone, Inc.*	2	1,566
Bed Bath & Beyond, Inc.	6	269
Best Buy Co., Inc.	20	914
CarMax, Inc.*	13	751
Foot Locker, Inc.	9	645
Gap, Inc. (The)	16	399
Home Depot, Inc. (The)	87	11,258
L Brands, Inc.	17	1,194
Lowe’s Cos., Inc.	62	4,374
O’Reilly Automotive, Inc.*	6	1,647
Ross Stores, Inc.	28	1,892
Signet Jewelers Ltd.	6	548

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Staples, Inc.	24	232
Tiffany & Co.	7	577
TJX Cos., Inc. (The)	47	3,682
Tractor Supply Co.	10	751
Ulta Salon Cosmetics & Fragrance, Inc.*	4	1,038
Urban Outfitters, Inc.*	7	221
		32,986
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	378	41,777
Hewlett Packard Enterprise Co.	119	2,832
HP, Inc.	122	1,879
NetApp, Inc.	20	731
Seagate Technology plc	21	842
Western Digital Corp.	20	1,273
		49,334
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	20	728
Hanesbrands, Inc.	27	627
Michael Kors Holdings Ltd.*	12	558
NIKE, Inc., Class B	95	4,757
PVH Corp.	5	530
Ralph Lauren Corp.	4	418
Under Armour, Inc., Class A*	13	400
Under Armour, Inc., Class C*	7	181
VF Corp.	12	654
		8,853
Tobacco - 1.9%
Altria Group, Inc.	137	8,758
Philip Morris International, Inc.	109	9,623
Reynolds American, Inc.	60	3,246
		21,627
Trading Companies & Distributors - 0.2%
Fastenal Co.	21	995
United Rentals, Inc.*	6	607
WW Grainger, Inc.	4	922
		2,524
Water Utilities - 0.1%
American Water Works Co., Inc.	12	870
TOTAL COMMON STOCKS (Cost $1,127,207)		1,150,963

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.2%

REPURCHASE AGREEMENT(b) - 0.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $2,068 (Cost $2,068)	2,068	2,068

Total Investments - 99.7% (Cost $1,129,275)		1,153,031
Other Assets Less Liabilities - 0.3%		3,679
Net assets - 100.0%		1,156,710

See accompanying notes to the financial statements.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,127
Aggregate gross unrealized depreciation	(35,042)
Net unrealized appreciation	$23,085
Federal income tax cost of investments	$1,129,946

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

November 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.4%

Aerospace & Defense - 3.0%
Arconic, Inc.	67	1,292
Boeing Co. (The)	88	13,249
General Dynamics Corp.	44	7,715
L-3 Communications Holdings, Inc.	12	1,893
Lockheed Martin Corp.	38	10,080
Northrop Grumman Corp.	27	6,741
Raytheon Co.	45	6,729
Rockwell Collins, Inc.	20	1,854
Textron, Inc.	41	1,887
TransDigm Group, Inc.	8	2,012
United Technologies Corp.	118	12,711
		66,163
Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	22	1,647
Expeditors International of Washington, Inc.	28	1,477
FedEx Corp.	37	7,092
United Parcel Service, Inc., Class B	105	12,171
		22,387
Airlines - 0.8%
Alaska Air Group, Inc.	19	1,563
American Airlines Group, Inc.	81	3,762
Delta Air Lines, Inc.	114	5,492
Southwest Airlines Co.	94	4,381
United Continental Holdings, Inc.*	45	3,103
		18,301
Auto Components - 0.2%
BorgWarner, Inc.	31	1,104
Delphi Automotive plc	41	2,624
Goodyear Tire & Rubber Co. (The)	40	1,227
		4,955
Automobiles - 0.7%
Ford Motor Co.	593	7,092
General Motors Co.	216	7,459
Harley-Davidson, Inc.	27	1,644
		16,195
Banks - 8.5%
Bank of America Corp.	1,551	32,757
BB&T Corp.	124	5,611
Citigroup, Inc.	441	24,868
Citizens Financial Group, Inc.	79	2,647
Comerica, Inc.	26	1,658
Fifth Third Bancorp	116	3,018
Huntington Bancshares, Inc.	165	2,056
JPMorgan Chase & Co.	549	44,013
KeyCorp	164	2,839
M&T Bank Corp.	24	3,455
People’s United Financial, Inc.	47	880
PNC Financial Services Group, Inc. (The)	75	8,291
Regions Financial Corp.	191	2,586
SunTrust Banks, Inc.	76	3,948
US Bancorp	244	12,107
Wells Fargo & Co.	690	36,515
Zions Bancorp	31	1,233
		188,482
Beverages - 2.7%
Brown-Forman Corp., Class B	28	1,270
Coca-Cola Co. (The)	590	23,806
Constellation Brands, Inc., Class A	27	4,081
Dr Pepper Snapple Group, Inc.	28	2,429
Molson Coors Brewing Co., Class B	28	2,745
Monster Beverage Corp.*	63	2,819
PepsiCo, Inc.	219	21,922
		59,072
Biotechnology - 3.7%
AbbVie, Inc.	247	15,018
Alexion Pharmaceuticals, Inc.*	34	4,168
Amgen, Inc.	114	16,424
Biogen, Inc.*	33	9,704
Celgene Corp.*	118	13,984
Gilead Sciences, Inc.	201	14,814
Regeneron Pharmaceuticals, Inc.*	11	4,172
Vertex Pharmaceuticals, Inc.*	38	3,101
		81,385
Building Products - 0.2%
Allegion plc	15	1,004
Fortune Brands Home & Security, Inc.	23	1,268
Masco Corp.	50	1,583
		3,855
Capital Markets - 3.7%
Affiliated Managers Group, Inc.*	8	1,185
Ameriprise Financial, Inc.	25	2,855
Bank of New York Mellon Corp. (The)	162	7,682
BlackRock, Inc.	19	7,045
Charles Schwab Corp. (The)	183	7,075
CME Group, Inc.	51	5,758
E*TRADE Financial Corp.*	42	1,449
Franklin Resources, Inc.	53	2,081
Goldman Sachs Group, Inc. (The)	57	12,500
Intercontinental Exchange, Inc.	90	4,986
Invesco Ltd.	62	1,941
Legg Mason, Inc.	14	447
Moody’s Corp.	25	2,512
Morgan Stanley	224	9,265
Nasdaq, Inc.	17	1,089
Northern Trust Corp.	32	2,629
S&P Global, Inc.	40	4,760
State Street Corp.	56	4,413
T Rowe Price Group, Inc.	38	2,814
		82,486
Chemicals - 2.7%
Air Products & Chemicals, Inc.	33	4,767
Albemarle Corp.	17	1,492
CF Industries Holdings, Inc.	35	1,013
Dow Chemical Co. (The)	171	9,528
Eastman Chemical Co.	22	1,653
Ecolab, Inc.	40	4,669
EI du Pont de Nemours & Co.	133	9,790
FMC Corp.	20	1,122
International Flavors & Fragrances, Inc.	12	1,453
LyondellBasell Industries NV, Class A	52	4,697
Monsanto Co.	66	6,779
Mosaic Co. (The)	53	1,505
PPG Industries, Inc.	40	3,837
Praxair, Inc.	43	5,173
Sherwin-Williams Co. (The)	12	3,224
		60,702
Commercial Services & Supplies - 0.7%
Cintas Corp.	13	1,490
Johnson Controls International plc	143	6,432
Pitney Bowes, Inc.	28	402
Republic Services, Inc.	35	1,942
Stericycle, Inc.*	13	949
Waste Management, Inc.	62	4,310
		15,525
Construction & Engineering - 0.1%
Fluor Corp.	21	1,124
Jacobs Engineering Group, Inc.*	18	1,116
Quanta Services, Inc.*	23	775
		3,015

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	10	2,195
Vulcan Materials Co.	20	2,513
		4,708
Consumer Finance - 1.1%
American Express Co.	118	8,501
Capital One Financial Corp.	77	6,471
Discover Financial Services	61	4,134
Navient Corp.	48	827
Synchrony Financial	120	4,147
		24,080
Containers & Packaging - 0.4%
Avery Dennison Corp.	14	1,009
Ball Corp.	26	1,951
International Paper Co.	62	3,021
Owens-Illinois, Inc.*	25	459
Sealed Air Corp.	30	1,368
WestRock Co.	38	1,946
		9,754
Distributors - 0.2%
Genuine Parts Co.	23	2,213
LKQ Corp.*	47	1,543
		3,756
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	33	731

Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc., Class B*	289	45,500
Leucadia National Corp.	49	1,079
		46,579
Electric Utilities - 2.5%
Alliant Energy Corp.	35	1,257
American Electric Power Co., Inc.	75	4,429
Duke Energy Corp.	105	7,746
Edison International	50	3,438
Entergy Corp.	27	1,856
Eversource Energy	48	2,478
Exelon Corp.	140	4,551
FirstEnergy Corp.	65	2,034
NextEra Energy, Inc.	71	8,110
PG&E Corp.	76	4,469
Pinnacle West Capital Corp.	17	1,257
PPL Corp.	103	3,446
Southern Co. (The)	149	6,976
Xcel Energy, Inc.	77	3,004
		55,051
Electrical Equipment - 0.7%
Acuity Brands, Inc.	7	1,760
AMETEK, Inc.	35	1,658
Eaton Corp. plc	69	4,589
Emerson Electric Co.	98	5,531
Rockwell Automation, Inc.	20	2,674
		16,212
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	65	4,181
FMC Technologies, Inc.*	34	1,165
Halliburton Co.	131	6,955
Helmerich & Payne, Inc.	16	1,210
National Oilwell Varco, Inc.	57	2,129
Schlumberger Ltd.	211	17,735
Transocean Ltd.*	52	671
		34,046
Equity Real Estate Investment Trusts (REITs) - 3.5%
American Tower Corp.	65	6,648
Apartment Investment & Management Co., Class A	24	1,010
AvalonBay Communities, Inc.	21	3,454
Boston Properties, Inc.	23	2,849
Crown Castle International Corp.	51	4,256
Digital Realty Trust, Inc.	22	2,031
Equinix, Inc.	11	3,726
Equity Residential	56	3,361
Essex Property Trust, Inc.	10	2,159
Extra Space Storage, Inc.	19	1,333
Federal Realty Investment Trust	11	1,545
General Growth Properties, Inc.	89	2,255
HCP, Inc.	71	2,097
Host Hotels & Resorts, Inc.	113	2,016
Iron Mountain, Inc.	37	1,221
Kimco Realty Corp.	64	1,635
Macerich Co. (The)	18	1,222
Prologis, Inc.	80	4,072
Public Storage	23	4,814
Realty Income Corp.	39	2,162
Simon Property Group, Inc.	48	8,623
SL Green Realty Corp.	15	1,580
UDR, Inc.	41	1,396
Ventas, Inc.	53	3,202
Vornado Realty Trust	26	2,542
Welltower, Inc.	54	3,390
Weyerhaeuser Co.	114	3,515
		78,114
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	67	10,057
CVS Health Corp.	162	12,456
Kroger Co. (The)	144	4,651
Sysco Corp.	78	4,154
Walgreens Boots Alliance, Inc.	130	11,015
Wal-Mart Stores, Inc.	230	16,199
Whole Foods Market, Inc.	48	1,459
		59,991
Food Products - 2.0%
Archer-Daniels-Midland Co.	88	3,804
Campbell Soup Co.	30	1,707
Conagra Brands, Inc.	63	2,312
General Mills, Inc.	91	5,546
Hershey Co. (The)	21	2,029
Hormel Foods Corp.	41	1,404
JM Smucker Co. (The)	18	2,267
Kellogg Co.	38	2,736
Kraft Heinz Co. (The)	91	7,430
McCormick & Co., Inc. (Non-Voting)	17	1,550
Mead Johnson Nutrition Co.	28	2,019
Mondelez International, Inc., Class A	236	9,733
Tyson Foods, Inc., Class A	45	2,556
		45,093
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	223	8,490
Baxter International, Inc.	74	3,283
Becton Dickinson and Co.	32	5,411
Boston Scientific Corp.*	207	4,235
Cooper Cos., Inc. (The)	7	1,151
CR Bard, Inc.	11	2,316
Danaher Corp.	92	7,192
DENTSPLY SIRONA, Inc.	35	2,036
Edwards Lifesciences Corp.*	32	2,651
Hologic, Inc.*	42	1,608
Intuitive Surgical, Inc.*	6	3,862
Medtronic plc	210	15,332
St Jude Medical, Inc.	43	3,406
Stryker Corp.	47	5,342
Varian Medical Systems, Inc.*	14	1,258
Zimmer Biomet Holdings, Inc.	30	3,056
		70,629
Health Care Providers & Services - 3.5%
Aetna, Inc.	53	6,934
AmerisourceBergen Corp.	27	2,106
Anthem, Inc.	40	5,701
Cardinal Health, Inc.	48	3,408

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Centene Corp.*	26	1,498
Cigna Corp.	39	5,255
DaVita, Inc.*	25	1,584
Express Scripts Holding Co.*	96	7,284
HCA Holdings, Inc.*	45	3,190
Henry Schein, Inc.*	12	1,788
Humana, Inc.	23	4,891
Laboratory Corp. of America Holdings*	16	2,014
McKesson Corp.	34	4,890
Patterson Cos., Inc.	13	504
Quest Diagnostics, Inc.	21	1,837
UnitedHealth Group, Inc.	145	22,956
Universal Health Services, Inc., Class B	14	1,722
		77,562
Health Care Technology - 0.1%
Cerner Corp.*	46	2,290

Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.	66	3,393
Chipotle Mexican Grill, Inc.*	4	1,585
Darden Restaurants, Inc.	19	1,393
Marriott International, Inc., Class A	49	3,860
McDonald’s Corp.	130	15,505
Royal Caribbean Cruises Ltd.	26	2,105
Starbucks Corp.	223	12,927
Wyndham Worldwide Corp.	17	1,224
Wynn Resorts Ltd.	12	1,224
Yum! Brands, Inc.	53	3,360
		46,576
Household Durables - 0.6%
DR Horton, Inc.	51	1,414
Garmin Ltd.	18	939
Harman International Industries, Inc.	11	1,203
Leggett & Platt, Inc.	20	961
Lennar Corp., Class A	29	1,234
Mohawk Industries, Inc.*	10	1,974
Newell Brands, Inc.	73	3,432
PulteGroup, Inc.	47	886
Whirlpool Corp.	11	1,787
		13,830
Household Products - 2.4%
Church & Dwight Co., Inc.	39	1,708
Clorox Co. (The)	20	2,311
Colgate-Palmolive Co.	135	8,806
Kimberly-Clark Corp.	55	6,358
Procter & Gamble Co. (The)	406	33,479
		52,662
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	100	1,145
NRG Energy, Inc.	48	544
		1,689
Industrial Conglomerates - 3.3%
3M Co.	92	15,800
General Electric Co.	1,362	41,895
Honeywell International, Inc.	116	13,217
Roper Technologies, Inc.	15	2,717
		73,629
Insurance - 3.6%
Aflac, Inc.	62	4,426
Allstate Corp. (The)	56	3,916
American International Group, Inc.	155	9,816
Aon plc	40	4,564
Arthur J. Gallagher & Co.	27	1,359
Assurant, Inc.	9	777
Chubb Ltd.	71	9,088
Cincinnati Financial Corp.	23	1,765
Hartford Financial Services Group, Inc. (The)	59	2,780
Lincoln National Corp.	35	2,244
Loews Corp.	42	1,875
Marsh & McLennan Cos., Inc.	79	5,476
MetLife, Inc.	167	9,187
Principal Financial Group, Inc.	41	2,365
Progressive Corp. (The)	88	2,930
Prudential Financial, Inc.	66	6,640
Torchmark Corp.	17	1,192
Travelers Cos., Inc. (The)	44	4,987
Unum Group	36	1,522
Willis Towers Watson plc	20	2,487
XL Group Ltd.	42	1,517
		80,913
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc.*	60	45,034
Expedia, Inc.	18	2,233
Netflix, Inc.*	65	7,605
Priceline Group, Inc. (The)*	8	12,029
TripAdvisor, Inc.*	17	821
		67,722
Leisure Products - 0.1%
Hasbro, Inc.	17	1,451
Mattel, Inc.	52	1,642
		3,093
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	49	2,155
Illumina, Inc.*	22	2,929
Mettler-Toledo International, Inc.*	4	1,648
PerkinElmer, Inc.	17	862
Thermo Fisher Scientific, Inc.	60	8,407
Waters Corp.*	12	1,615
		17,616
Machinery - 2.0%
Caterpillar, Inc.	89	8,505
Cummins, Inc.	24	3,403
Deere & Co.	44	4,409
Dover Corp.	24	1,743
Flowserve Corp.	20	949
Fortive Corp.	46	2,529
Illinois Tool Works, Inc.	49	6,134
Ingersoll-Rand plc	39	2,907
PACCAR, Inc.	53	3,294
Parker-Hannifin Corp.	20	2,778
Pentair plc	25	1,436
Snap-on, Inc.	9	1,505
Stanley Black & Decker, Inc.	23	2,728
Xylem, Inc.	27	1,393
		43,713
Media - 4.0%
CBS Corp. (Non-Voting), Class B	62	3,765
Charter Communications, Inc., Class A*	33	9,085
Comcast Corp., Class A	365	25,371
Discovery Communications, Inc., Class A*	23	623
Discovery Communications, Inc., Class C*	34	899
Interpublic Group of Cos., Inc. (The)	61	1,468
News Corp., Class A	58	671
News Corp., Class B	18	215
Omnicom Group, Inc.	36	3,130
Scripps Networks Interactive, Inc., Class A	14	970
TEGNA, Inc.	33	740
Time Warner, Inc.	118	10,835
Twenty-First Century Fox, Inc., Class A	162	4,554

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Twenty-First Century Fox, Inc., Class B	74	2,076
Viacom, Inc., Class B	53	1,986
Walt Disney Co. (The)	225	22,302
		88,690
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.*	186	2,855
Newmont Mining Corp.	81	2,628
Nucor Corp.	48	2,985
		8,468
Multiline Retail - 0.8%
Dollar General Corp.	39	3,015
Dollar Tree, Inc.*	36	3,174
Kohl’s Corp.	27	1,453
Macy’s, Inc.	47	1,983
Nordstrom, Inc.	18	1,007
Target Corp.	87	6,720
		17,352
Multi-Utilities - 1.3%
Ameren Corp.	37	1,817
CenterPoint Energy, Inc.	65	1,551
CMS Energy Corp.	42	1,689
Consolidated Edison, Inc.	46	3,209
Dominion Resources, Inc.	95	6,963
DTE Energy Co.	27	2,513
NiSource, Inc.	49	1,075
Public Service Enterprise Group, Inc.	77	3,181
SCANA Corp.	22	1,552
Sempra Energy	38	3,792
WEC Energy Group, Inc.	48	2,689
		30,031
Oil, Gas & Consumable Fuels - 8.2%
Anadarko Petroleum Corp.	83	5,740
Apache Corp.	58	3,825
Cabot Oil & Gas Corp.	71	1,571
Chesapeake Energy Corp.*	113	791
Chevron Corp.	287	32,018
Cimarex Energy Co.	14	1,930
Concho Resources, Inc.*	22	3,146
ConocoPhillips	188	9,122
Devon Energy Corp.	80	3,866
EOG Resources, Inc.	84	8,612
EQT Corp.	26	1,822
Exxon Mobil Corp.	630	54,999
Hess Corp.	41	2,294
Kinder Morgan, Inc.	292	6,482
Marathon Oil Corp.	129	2,330
Marathon Petroleum Corp.	80	3,762
Murphy Oil Corp.	25	848
Newfield Exploration Co.*	30	1,357
Noble Energy, Inc.	65	2,480
Occidental Petroleum Corp.	116	8,278
ONEOK, Inc.	32	1,758
Phillips 66	68	5,649
Pioneer Natural Resources Co.	26	4,967
Range Resources Corp.	29	1,020
Southwestern Energy Co.*	75	851
Spectra Energy Corp.	107	4,382
Tesoro Corp.	18	1,464
Valero Energy Corp.	70	4,309
Williams Cos., Inc. (The)	104	3,193
		182,866
Personal Products - 0.2%
Coty, Inc., Class A	72	1,347
Estee Lauder Cos., Inc. (The), Class A	34	2,642
		3,989
Pharmaceuticals - 6.6%
Allergan plc*	60	11,658
Bristol-Myers Squibb Co.	254	14,336
Eli Lilly & Co.	148	9,934
Endo International plc*	30	480
Johnson & Johnson	416	46,301
Mallinckrodt plc*	16	843
Merck & Co., Inc.	420	25,700
Mylan NV*	70	2,563
Perrigo Co. plc	22	1,899
Pfizer, Inc.	922	29,633
Zoetis, Inc.	75	3,778
		147,125
Professional Services - 0.4%
Dun & Bradstreet Corp. (The)	6	730
Equifax, Inc.	18	2,060
Nielsen Holdings plc	51	2,198
Robert Half International, Inc.	20	898
Verisk Analytics, Inc.*	24	1,994
		7,880
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	45	1,307

Road & Rail - 1.2%
CSX Corp.	144	5,157
JB Hunt Transport Services, Inc.	13	1,240
Kansas City Southern	16	1,419
Norfolk Southern Corp.	45	4,791
Ryder System, Inc.	8	626
Union Pacific Corp.	127	12,869
		26,102
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	11	1,867
AutoNation, Inc.*	10	447
AutoZone, Inc.*	4	3,133
Bed Bath & Beyond, Inc.	23	1,031
Best Buy Co., Inc.	42	1,919
CarMax, Inc.*	29	1,676
Foot Locker, Inc.	21	1,505
Gap, Inc. (The)	33	824
Home Depot, Inc. (The)	188	24,327
L Brands, Inc.	37	2,598
Lowe’s Cos., Inc.	133	9,383
O’Reilly Automotive, Inc.*	14	3,843
Ross Stores, Inc.	60	4,056
Signet Jewelers Ltd.	11	1,004
Staples, Inc.	99	957
Tiffany & Co.	16	1,320
TJX Cos., Inc. (The)	100	7,834
Tractor Supply Co.	20	1,501
Ulta Salon Cosmetics & Fragrance, Inc.*	9	2,336
Urban Outfitters, Inc.*	14	442
		72,003
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	42	1,528
Hanesbrands, Inc.	57	1,324
Michael Kors Holdings Ltd.*	26	1,209
NIKE, Inc., Class B	205	10,264
PVH Corp.	12	1,271
Ralph Lauren Corp.	9	942
Under Armour, Inc., Class A*	28	862
Under Armour, Inc., Class C*	28	722
VF Corp.	50	2,726
		20,848
Tobacco - 2.1%
Altria Group, Inc.	297	18,987
Philip Morris International, Inc.	236	20,834
Reynolds American, Inc.	126	6,817
		46,638
Trading Companies & Distributors - 0.2%
Fastenal Co.	44	2,086

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
United Rentals, Inc.*	13	1,314
WW Grainger, Inc.	8	1,845
		5,245
Water Utilities - 0.1%
American Water Works Co., Inc.	27	1,957
TOTAL COMMON STOCKS (Cost $2,222,563)		2,213,063

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.4%

REPURCHASE AGREEMENT(b) - 0.4%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $7,863 (Cost $7,863)	7,863	7,863

Total Investments - 99.8% (Cost $2,230,426)		2,220,926
Other Assets Less Liabilities - 0.2%		5,085
Net assets - 100.0%		2,226,011

*                 Non-income producing security.

(a)         Represents less than 0.05% of net assets.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to the financial statements.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,597
Aggregate gross unrealized depreciation	(115,831)
Net unrealized depreciation	$(10,234)
Federal income tax cost of investments	$2,231,160

See accompanying notes to the financial statements.

Hedged FTSE Europe ETF

Schedule of Portfolio Investments

November 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 98.7%

Aerospace & Defense - 1.7%
Airbus Group SE	265	16,943
BAE Systems plc	1,535	11,517
Cobham plc	829	1,702
Leonardo-Finmeccanica SpA*	162	2,105
Meggitt plc	333	1,965
MTU Aero Engines AG	25	2,630
Rolls-Royce Holdings plc*	778	6,576
Rolls-Royce Holdings plc*(a)(b)	53,544	67
Safran SA	144	9,894
Thales SA	51	4,984
Zodiac Aerospace	81	1,797
		60,180
Air Freight & Logistics - 0.5%
Bollore SA	419	1,376
bpost SA	42	945
Deutsche Post AG (Registered)	461	14,421
Royal Mail plc	420	2,459
		19,201
Airlines - 0.2%
Deutsche Lufthansa AG (Registered)	99	1,284
easyJet plc	101	1,249
International Consolidated Airlines Group SA	514	2,784
		5,317
Auto Components - 0.9%
Cie Generale des Etablissements Michelin	88	9,428
Cie Plastic Omnium SA	26	793
Continental AG	52	9,234
Faurecia	31	1,112
GKN plc	790	3,059
Hella KGaA Hueck & Co.	14	488
Nokian Renkaat OYJ	57	2,061
Valeo SA	113	6,306
		32,481
Automobiles - 2.2%
Bayerische Motoren Werke AG	158	13,477
Bayerische Motoren Werke AG (Preference)	24	1,725
Daimler AG (Registered)	462	30,758
Ferrari NV	64	3,510
Fiat Chrysler Automobiles NV	425	3,287
Peugeot SA*	188	2,776
Porsche Automobil Holding SE (Preference)	74	3,755
Renault SA	84	6,624
Volkswagen AG	13	1,782
Volkswagen AG (Preference)	90	11,628
		79,322
Banks - 10.7%
ABN AMRO Group NV, CVA(c)	137	2,965
Banco Bilbao Vizcaya Argentaria SA	3,123	19,301
Banco de Sabadell SA	2,319	2,895
Banco Popular Espanol SA	1,386	1,216
Banco Santander SA	6,985	31,958
Bank of Ireland*	13,351	2,847
Bankia SA	1,973	1,760
Bankinter SA	335	2,520
Banque Cantonale Vaudoise (Registered)	1	621
Barclays plc	8,201	22,127
BNP Paribas SA	474	27,545
CaixaBank SA	1,147	3,338
Commerzbank AG	505	3,521
Credit Agricole SA	544	6,146
CYBG plc*	354	1,247
Danske Bank A/S	363	10,615
DNB ASA	467	6,879
Erste Group Bank AG	138	3,841
FinecoBank Banca Fineco SpA	191	989
HSBC Holdings plc	9,616	76,314
ING Groep NV	1,873	25,531
Intesa Sanpaolo SpA	5,836	12,976
Intesa Sanpaolo SpA	396	822
Jyske Bank A/S (Registered)	31	1,354
KBC Group NV	134	8,043
Lloyds Banking Group plc	30,985	22,403
Mediobanca SpA	237	1,637
Natixis SA	400	2,016
Nordea Bank AB	1,541	16,175
Raiffeisen Bank International AG*	64	1,167
Royal Bank of Scotland Group plc*	1,485	3,605
Skandinaviska Enskilda Banken AB, Class A	676	6,729
Societe Generale SA	355	15,284
Standard Chartered plc*	1,303	10,437
Svenska Handelsbanken AB, Class A	711	9,858
Svenska Handelsbanken AB, Class B	20	270
Swedbank AB, Class A	512	11,807
UniCredit SpA	2,576	5,525
Unione di Banche Italiane SpA	370	827
		385,111
Beverages - 2.8%
Anheuser-Busch InBev SA/NV	387	40,248
Carlsberg A/S, Class B	50	4,256
Coca-Cola HBC AG*	83	1,763
Davide Campari-Milano SpA	120	1,158
Diageo plc	1,222	30,612
Heineken Holding NV	48	3,375
Heineken NV	106	7,952
Pernod Ricard SA	103	10,817
Remy Cointreau SA	12	1,009
		101,190
Biotechnology - 1.2%
Actelion Ltd. (Registered)*	43	8,274
Genmab A/S*	26	4,508
Grifols SA	161	3,159
Grifols SA (Preference), Class B	110	1,739
Shire plc	432	25,152
		42,832
Building Products - 0.7%
Assa Abloy AB, Class B	455	8,595
Cie de Saint-Gobain	230	9,985
Geberit AG (Registered)	18	7,113
		25,693
Capital Markets - 2.4%
3i Group plc	443	3,813
Aberdeen Asset Management plc*	422	1,413
Amundi SA(c)	18	885
Ashmore Group plc	213	729
Credit Suisse Group AG (Registered)*	1,010	13,405
Deutsche Bank AG (Registered)*	669	10,546
Deutsche Boerse AG*	91	7,361
Hargreaves Lansdown plc	117	1,720
Henderson Group plc	452	1,309
ICAP plc*	229	1,393
Investec plc	305	1,982
Julius Baer Group Ltd.*	102	4,499
London Stock Exchange Group plc	153	5,253
Melker Schorling AB	6	362

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Partners Group Holding AG	9	4,365
Schroders plc	49	1,693
UBS Group AG (Registered)	1,690	26,827
		87,555
Chemicals - 4.4%
Air Liquide SA	187	19,059
Akzo Nobel NV	120	7,480
Arkema SA	35	3,356
BASF SE	447	38,404
Chr Hansen Holding A/S	38	2,105
Clariant AG (Registered)*	133	2,145
Covestro AG(c)	28	1,801
Croda International plc	60	2,445
EMS-Chemie Holding AG (Registered)	4	2,048
Evonik Industries AG	69	1,926
Fuchs Petrolub SE	19	705
Fuchs Petrolub SE (Preference)	30	1,190
Givaudan SA (Registered)	4	7,115
Johnson Matthey plc	88	3,441
K+S AG (Registered)	83	1,686
Koninklijke DSM NV	82	4,977
LANXESS AG	44	2,716
Linde AG	89	14,841
Novozymes A/S, Class B	108	3,662
OCI NV*	44	641
Sika AG	1	4,843
Solvay SA	35	4,001
Symrise AG	56	3,393
Syngenta AG (Registered)	45	17,180
Umicore SA	45	2,698
Wacker Chemie AG	8	707
Yara International ASA	85	3,145
		157,710
Commercial Services & Supplies - 0.4%
Aggreko plc	103	1,052
Babcock International Group plc	108	1,288
Edenred	86	1,815
G4S plc	665	2,028
ISS A/S	89	3,045
Rentokil Initial plc	829	2,221
Securitas AB, Class B	131	1,923
Societe BIC SA	12	1,554
		14,926
Communications Equipment - 0.5%
Nokia OYJ	2,771	11,934
Telefonaktiebolaget LM Ericsson, Class B	1,400	7,202
		19,136
Construction & Engineering - 0.9%
ACS Actividades de Construccion y Servicios SA	72	2,122
BOSKALIS WESTMINSTER	34	1,062
Bouygues SA	94	3,191
Eiffage SA	33	2,180
Ferrovial SA	221	3,921
HOCHTIEF AG	10	1,424
Skanska AB, Class B	175	4,019
Vinci SA	227	14,744
		32,663
Construction Materials - 0.9%
CRH plc	402	13,360
HeidelbergCement AG	73	6,552
Imerys SA	21	1,465
LafargeHolcim Ltd. (Registered)*	234	12,370
		33,747
Consumer Finance - 0.1%
Provident Financial plc	68	2,477

Containers & Packaging - 0.2%
DS Smith plc	432	2,121
Huhtamaki OYJ	51	1,921
Smurfit Kappa Group plc	104	2,361
		6,403
Distributors - 0.0%(d)
Inchcape plc	187	1,422

Diversified Financial Services - 0.7%
Ackermans & van Haaren NV	10	1,312
Banca Mediolanum SpA	141	914
Corp. Financiera Alba SA	10	426
Eurazeo SA	17	923
EXOR SpA	55	2,311
Groupe Bruxelles Lambert SA	38	3,122
Industrivarden AB, Class A	103	1,900
Industrivarden AB, Class C	70	1,198
Investment AB Latour, Class B	16	583
Investor AB, Class B	219	7,389
Kinnevik AB, Class B	88	2,154
L E Lundbergforetagen AB	14	806
Pargesa Holding SA	16	1,013
Sofina SA	6	809
Wendel SA	14	1,622
		26,482
Diversified Telecommunication Services - 3.4%
BT Group plc	4,057	18,101
Deutsche Telekom AG (Registered)	1,558	24,568
Elisa OYJ	77	2,419
Iliad SA	10	1,904
Inmarsat plc	207	1,837
Koninklijke KPN NV	1,436	4,142
Orange SA	924	13,482
Proximus SADP	61	1,726
SFR Group SA	39	986
Swisscom AG (Registered)	11	4,692
TalkTalk Telecom Group plc	288	575
TDC A/S*	343	1,747
Telecom Italia SpA	2,580	1,612
Telecom Italia SpA*	5,447	4,123
Telefonica Deutschland Holding AG	293	1,151
Telefonica SA	2,161	18,000
Telekom Austria AG*	30	167
Telenor ASA	321	4,743
Telia Co. AB	1,201	4,509
Vivendi SA	534	10,191
		120,675
Electric Utilities - 1.7%
Acciona SA	14	951
DONG Energy A/S*(c)	35	1,195
EDP - Energias de Portugal SA	934	2,702
Electricite de France SA	137	1,453
Endesa SA	154	3,186
Enel SpA	3,694	14,946
Fortum OYJ	216	3,139
Iberdrola SA	2,737	16,488
Red Electrica Corp. SA	209	3,725
SSE plc	472	8,698
Terna Rete Elettrica Nazionale SpA	693	3,008
		59,491
Electrical Equipment - 1.6%
ABB Ltd. (Registered)*	928	18,876
Gamesa Corp. Tecnologica SA	96	1,996
Legrand SA	129	7,218
OSRAM Licht AG	36	1,834
Prysmian SpA	88	2,107
Schneider Electric SE	264	17,593
Vestas Wind Systems A/S	106	7,001
		56,625

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.2%
Halma plc	173	2,038
Hexagon AB, Class B	117	4,140
Ingenico Group SA	24	1,872
		8,050
Energy Equipment & Services - 0.3%
John Wood Group plc	155	1,594
Petrofac Ltd.	111	1,102
Saipem SpA*	2,440	1,098
Technip SA	56	3,882
Tenaris SA	229	3,661
		11,337
Equity Real Estate Investment Trusts (REITs) - 0.9%
British Land Co. plc (The)	471	3,481
Derwent London plc	42	1,265
Fonciere Des Regions	16	1,258
Gecina SA	18	2,366
Hammerson plc	361	2,456
ICADE	15	1,037
Intu Properties plc	400	1,345
Klepierre	94	3,508
Land Securities Group plc	362	4,387
Segro plc	401	2,094
Unibail-Rodamco SE	47	10,383
		33,580
Food & Staples Retailing - 1.3%
Booker Group plc	703	1,514
Carrefour SA	275	6,453
Casino Guichard Perrachon SA	24	1,093
Colruyt SA	32	1,619
Distribuidora Internacional de Alimentacion SA	253	1,156
ICA Gruppen AB	46	1,363
J Sainsbury plc	778	2,245
Jeronimo Martins SGPS SA	104	1,645
Kesko OYJ, Class B	29	1,429
Koninklijke Ahold Delhaize NV	613	12,101
METRO AG	71	2,124
Tesco plc*	3,939	10,271
Wm Morrison Supermarkets plc	997	2,709
		45,722
Food Products - 3.9%
Aryzta AG*	35	1,488
Associated British Foods plc	160	5,098
Barry Callebaut AG (Registered)*	1	1,185
Danone SA	276	17,379
Glanbia plc	75	1,272
Kerry Group plc, Class A	67	4,750
Marine Harvest ASA*	181	3,255
Nestle SA (Registered)	1,497	100,520
Orkla ASA	379	3,379
Parmalat SpA	172	457
Suedzucker AG	43	965
Tate & Lyle plc	200	1,694
		141,442
Gas Utilities - 0.2%
Enagas SA	110	2,713
Gas Natural SDG SA	149	2,553
Italgas SpA*	240	859
		6,125
Health Care Equipment & Supplies - 0.8%
BioMerieux	7	974
Coloplast A/S, Class B	48	3,052
Essilor International SA	97	10,300
Getinge AB, Class B	79	1,206
Sartorius AG (Preference)	20	1,487
Sartorius Stedim Biotech	12	766
Smith & Nephew plc	435	6,125
Sonova Holding AG (Registered)	25	3,016
Straumann Holding AG (Registered)	5	1,789
William Demant Holding A/S*	54	915
		29,630
Health Care Providers & Services - 0.7%
Fresenius Medical Care AG & Co. KGaA	106	8,276
Fresenius SE & Co. KGaA	177	12,721
Mediclinic International plc	183	1,622
Orpea	18	1,392
		24,011
Hotels, Restaurants & Leisure - 1.2%
Accor SA	78	2,766
Carnival plc	85	4,295
Compass Group plc	798	13,669
InterContinental Hotels Group plc	91	3,730
Merlin Entertainments plc(c)	304	1,655
Paddy Power Betfair plc	40	4,183
Sodexo SA	44	4,817
TUI AG	217	2,858
Whitbread plc	85	3,679
William Hill plc	382	1,438
		43,090
Household Durables - 0.5%
Barratt Developments plc	460	2,697
Bellway plc	57	1,739
Berkeley Group Holdings plc	57	1,764
Electrolux AB, Series B	108	2,523
Husqvarna AB, Class B	159	1,175
Persimmon plc	140	2,974
SEB SA	12	1,613
Taylor Wimpey plc	1,480	2,742
		17,227
Household Products - 1.4%
Henkel AG & Co. KGaA	57	5,809
Henkel AG & Co. KGaA (Preference)	85	9,855
Reckitt Benckiser Group plc	305	25,772
Svenska Cellulosa AB SCA, Class B	289	7,701
		49,137
Independent Power and Renewable Electricity Producers - 0.1%
EDP Renovaveis SA	111	707
Uniper SE*	82	1,023
		1,730
Industrial Conglomerates - 1.7%
DCC plc	41	3,140
Koninklijke Philips NV	442	12,726
Siemens AG (Registered)	369	41,727
Smiths Group plc	180	3,173
		60,766
Insurance - 6.1%
Admiral Group plc	92	2,185
Aegon NV	931	4,739
Ageas	91	3,399
Allianz SE (Registered)	221	35,119
Assicurazioni Generali SpA	612	7,739
Aviva plc	1,963	10,963
AXA SA	934	22,025
Baloise Holding AG	21	2,525
CNP Assurances	71	1,248
Direct Line Insurance Group plc	633	2,746
Euler Hermes Group	6	504
Gjensidige Forsikring ASA	72	1,152
Hannover Rueck SE	29	3,081
Helvetia Holding AG (Registered)	3	1,556
Legal & General Group plc	2,879	8,482
Mapfre SA	431	1,294
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	69	12,579
NN Group NV	156	5,019

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Old Mutual plc	2,252	5,343
Poste Italiane SpA(c)	202	1,257
Prudential plc	1,252	24,222
RSA Insurance Group plc	467	3,154
Sampo OYJ, Class A	228	10,088
SCOR SE	68	2,162
St James’s Place plc	238	2,795
Standard Life plc	896	3,869
Swiss Life Holding AG (Registered)*	15	4,117
Swiss Re AG	159	14,610
Talanx AG	21	668
Tryg A/S	62	1,116
UnipolSai SpA	445	850
Vienna Insurance Group AG Wiener Versicherung Gruppe	22	448
Zurich Insurance Group AG*	73	19,098
		220,152
Internet & Direct Marketing Retail - 0.1%
Zalando SE*(c)	45	1,679

Internet Software & Services - 0.2%
Auto Trader Group plc(c)	448	2,237
Just Eat plc*	268	1,961
Rightmove plc	41	1,879
United Internet AG (Registered)	50	1,915
		7,992
IT Services - 0.7%
Amadeus IT Group SA	202	9,163
Atos SE	44	4,552
Capgemini SA	76	6,006
Wirecard AG	50	2,233
Worldpay Group plc(c)	777	2,613
		24,567
Life Sciences Tools & Services - 0.3%
Eurofins Scientific SE	4	1,752
Lonza Group AG (Registered)*	25	4,457
QIAGEN NV*	110	3,040
		9,249
Machinery - 2.0%
Alfa Laval AB	133	1,994
Alstom SA*	66	1,790
ANDRITZ AG	32	1,652
Atlas Copco AB, Class A	301	9,097
Atlas Copco AB, Class B	189	5,075
CNH Industrial NV	445	3,795
GEA Group AG	83	3,097
IMI plc	117	1,418
KION Group AG	28	1,588
Kone OYJ, Class B	185	8,156
MAN SE	15	1,481
Metso OYJ	56	1,586
Rational AG	2	881
Sandvik AB	499	5,902
Schindler Holding AG	20	3,546
Schindler Holding AG (Registered)	10	1,751
SKF AB, Class A	8	145
SKF AB, Class B	184	3,309
Sulzer AG (Registered)	6	613
Trelleborg AB, Class B	105	1,916
Volvo AB, Class B	750	8,010
Wartsila OYJ Abp	76	3,206
Weir Group plc (The)	105	2,372
Zardoya Otis SA	97	758
		73,138
Marine - 0.3%
AP Moller - Maersk A/S, Class A	2	2,542
AP Moller - Maersk A/S, Class B	3	3,982
Kuehne + Nagel International AG (Registered)	24	3,129
		9,653
Media - 1.6%
Altice NV, Class A*	167	2,879
Altice NV, Class B*	66	1,148
Axel Springer SE	25	1,073
Daily Mail & General Trust plc, Class A	113	1,077
Eutelsat Communications SA	68	1,225
Informa plc	393	3,189
ITV plc	1,724	3,619
JCDecaux SA	28	731
Lagardere SCA	48	1,185
Mediaset Espana Comunicacion SA	83	853
Mediaset SpA	320	776
Pearson plc	379	3,767
ProSiebenSat.1 Media SE	98	3,361
Publicis Groupe SA	99	6,430
RTL Group SA	15	1,020
Schibsted ASA, Class A	45	972
Schibsted ASA, Class B	38	771
SES SA, FDR	174	3,764
Sky plc	482	4,703
Telenet Group Holding NV*	26	1,374
WPP plc	629	13,431
		57,348
Metals & Mining - 2.6%
Acerinox SA	74	930
Anglo American plc*	633	9,372
Antofagasta plc	152	1,308
ArcelorMittal*	889	6,722
BHP Billiton plc	1,024	16,805
Boliden AB	133	3,432
Fresnillo plc	72	1,079
Glencore plc*	5,653	19,727
Norsk Hydro ASA	650	3,065
Polymetal International plc	109	1,019
Randgold Resources Ltd.	42	2,991
Rio Tinto plc	587	21,929
thyssenkrupp AG	193	4,385
voestalpine AG	49	1,859
		94,623
Multiline Retail - 0.2%
Marks & Spencer Group plc	748	3,072
Next plc	66	4,044
		7,116
Multi-Utilities - 1.5%
Centrica plc	2,631	6,913
E.ON SE	909	6,005
Engie SA	675	8,342
Innogy SE*(c)	57	2,014
National Grid plc	1,831	20,891
RWE AG*	234	2,944
RWE AG (Preference)	18	167
Suez	138	1,929
Veolia Environnement SA	237	4,099
		53,304
Oil, Gas & Consumable Fuels - 6.9%
BP plc	9,117	52,335
Eni SpA	1,194	16,643
Galp Energia SGPS SA	251	3,399
Koninklijke Vopak NV	28	1,310
Lundin Petroleum AB*	74	1,393
Neste OYJ	55	2,261
OMV AG	61	1,973
Repsol SA	531	7,097
Royal Dutch Shell plc, Class A	2,100	53,157
Royal Dutch Shell plc, Class B	1,818	48,120

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Snam SpA	1,132	4,388
Statoil ASA	463	7,935
TOTAL SA	1,044	49,786
		249,797
Paper & Forest Products - 0.3%
Mondi plc	169	3,448
Stora Enso OYJ, Class R	279	2,695
UPM-Kymmene OYJ	258	5,911
		12,054
Personal Products - 2.1%
Beiersdorf AG	45	3,679
L’Oreal SA	117	19,989
Unilever NV, CVA	754	30,294
Unilever plc	580	23,160
		77,122
Pharmaceuticals - 10.1%
AstraZeneca plc	612	31,728
Bayer AG (Registered)	400	37,591
Galenica AG (Registered)	2	2,111
GlaxoSmithKline plc	2,360	44,096
H Lundbeck A/S*	32	1,221
Hikma Pharmaceuticals plc	60	1,275
Ipsen SA	19	1,289
Merck KGaA	63	6,318
Novartis AG (Registered)	1,147	79,102
Novo Nordisk A/S, Class B	894	30,337
Orion OYJ, Class B	43	1,830
Recordati SpA	43	1,172
Roche Holding AG	341	75,889
Roche Holding AG	14	3,162
Sanofi	542	43,760
UCB SA	59	3,799
		364,680
Professional Services - 1.4%
Adecco Group AG (Registered)	76	4,674
Bureau Veritas SA	111	2,091
Capita plc	306	2,005
DKSH Holding AG	15	998
Experian plc	466	8,792
Intertek Group plc	74	3,041
Randstad Holding NV	53	2,694
RELX NV	423	6,838
RELX plc	515	8,847
SGS SA (Registered)	2	4,011
Teleperformance	28	2,737
Wolters Kluwer NV	138	4,980
		51,708
Real Estate Management & Development - 0.6%
Capital & Counties Properties plc	309	1,097
Deutsche Wohnen AG	156	4,809
Fastighets AB Balder, Class B*	43	892
Fastighets AB Balder (Preference)	2	72
LEG Immobilien AG*	28	2,124
PSP Swiss Property AG (Registered)	16	1,376
Swiss Prime Site AG (Registered)*	31	2,532
Vonovia SE	227	7,328
		20,230
Road & Rail - 0.1%
DSV A/S	89	4,009

Semiconductors & Semiconductor Equipment - 0.8%
ASML Holding NV	155	16,051
Infineon Technologies AG	544	9,106
STMicroelectronics NV	301	3,073
		28,230
Software - 1.4%
Dassault Systemes	59	4,507
Gemalto NV	35	1,787
Micro Focus International plc	108	2,848
Sage Group plc (The)	496	4,075
SAP SE	434	36,315
		49,532
Specialty Retail - 1.2%
Dixons Carphone plc	459	1,903
Dufry AG (Registered)*	23	2,840
Fielmann AG	14	882
GrandVision NV(c)	28	569
Hennes & Mauritz AB, Class B	460	13,348
Industria de Diseno Textil SA	513	17,564
Kingfisher plc	1,056	4,659
Sports Direct International plc*	138	545
		42,310
Textiles, Apparel & Luxury Goods - 2.6%
adidas AG	98	14,450
Burberry Group plc	204	3,642
Christian Dior SE	24	4,672
Cie Financiere Richemont SA (Registered)	247	16,113
Hermes International	12	4,957
HUGO BOSS AG	26	1,492
Kering	36	7,829
Luxottica Group SpA	81	4,219
LVMH Moet Hennessy Louis Vuitton SE	122	22,221
Pandora A/S	54	6,433
Salvatore Ferragamo SpA	23	495
Swatch Group AG (The)	14	4,108
Swatch Group AG (The) (Registered)	20	1,148
		91,779
Tobacco - 2.0%
British American Tobacco plc	905	49,678
Imperial Brands plc	466	19,988
Swedish Match AB	83	2,587
		72,253
Trading Companies & Distributors - 0.7%
Ashtead Group plc	232	4,542
Brenntag AG	75	3,951
Bunzl plc	153	3,938
Howden Joinery Group plc	269	1,210
Rexel SA	129	1,997
Travis Perkins plc	116	1,945
Wolseley plc	123	7,138
		24,721
Transportation Infrastructure - 0.5%
Abertis Infraestructuras SA	305	4,078
Aena SA(c)	30	3,981
Aeroports de Paris	13	1,280
Atlantia SpA	220	4,891
Flughafen Zuerich AG (Registered)	6	1,031
Fraport AG Frankfurt Airport Services Worldwide	16	930
Groupe Eurotunnel SE (Registered)	196	1,726
		17,917
Water Utilities - 0.2%
Pennon Group plc	189	1,932
Severn Trent plc	109	2,978
United Utilities Group plc	314	3,464
		8,374
Wireless Telecommunication Services - 0.9%
Tele2 AB, Class B	171	1,305
Vodafone Group plc	12,894	31,237
		32,542
TOTAL COMMON STOCKS (Cost $4,117,497)		3,548,565

See accompanying notes to the financial statements.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 0.2%

REPURCHASE AGREEMENT(e) - 0.2%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $8,544 (Cost $8,544)	8,544	8,544

Total Investments - 98.9% (Cost $4,126,041)		3,557,109
Other Assets Less Liabilities - 1.1%		39,495
Net assets - 100.0%		3,596,604

*                 Non-income producing security.

(a)         Security fair valued as of 11/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 11/30/2016 amounted to $67, which represents approximately 0.00% of net assets of the Fund.

(b)         Illiquid security.

(c)          Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 11/30/2016 amounts to $22,851, which represents approximately 0.64% of net assets of the Fund.

(d)         Represents less than 0.05% of net assets.

(e)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,195
Aggregate gross unrealized depreciation	(697,179)
Net unrealized depreciation	$(599,984)
Federal income tax cost of investments	$4,157,093

See accompanying notes to the financial statements.

Forward Currency Contracts

Hedged FTSE Europe ETF had the following open forward currency contracts as of November 30, 2016:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)(1)
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	12/02/16	253,000	$(259,203)	$248,368	$(10,835)
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	12/02/16	507,333	(497,434)	498,045	611
U.S. Dollar vs. Danish Krone	Goldman Sachs International	12/02/16	333,000	(49,426)	47,479	(1,947)
U.S. Dollar vs. Danish Krone	Goldman Sachs International	12/02/16	669,999	(95,289)	95,528	239
U.S. Dollar vs. Euro	Goldman Sachs International	12/02/16	1,584,566	(1,676,629)	1,680,907	4,278
U.S. Dollar vs. Euro	Goldman Sachs International	12/02/16	791,000	(873,545)	839,093	(34,452)
U.S. Dollar vs. British Pound	Goldman Sachs International	12/02/16	1,322,799	(1,646,659)	1,652,705	6,046
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	12/02/16	148,000	(17,933)	17,385	(548)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	12/02/16	298,111	(34,923)	35,018	95
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	12/02/16	1,476,688	(159,706)	159,954	248
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	12/02/16	729,000	(80,779)	78,964	(1,815)
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	01/04/17	(508,000)	499,368	500,047	(679)
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	12/02/16	(753,000)	762,910	739,214	23,696
U.S. Dollar vs. Danish Krone	Goldman Sachs International	12/02/16	(1,002,000)	147,916	142,866	5,050
U.S. Dollar vs. Danish Krone	Goldman Sachs International	01/04/17	(651,000)	92,752	93,010	(258)
U.S. Dollar vs. Euro	Goldman Sachs International	01/04/17	(1,582,000)	1,677,072	1,681,487	(4,415)
U.S. Dollar vs. Euro	Goldman Sachs International	12/02/16	(2,360,300)	2,591,395	2,503,807	87,588
U.S. Dollar vs. British Pound	Goldman Sachs International	12/02/16	(2,182,000)	2,689,885	2,727,436	(37,551)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	01/04/17	(300,000)	35,150	35,247	(97)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	12/02/16	(437,000)	52,975	51,332	1,643
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	12/02/16	(2,189,000)	242,987	237,110	5,877
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	01/04/17	(1,499,000)	162,473	162,748	(275)
						$42,499 (2)

(1)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(2)

The Net Amount of the Fund’s uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $42,499. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

Hedged FTSE Europe ETF invested, as a percentage of net assets, in the following countries as of November 30, 2016:

United Kingdom	30.0%
France	15.0%
Germany	14.4%
Switzerland	13.8%
Netherlands	5.0%
Spain	4.8%
Sweden	4.5%
Italy	3.2%
Denmark	2.6%
Belgium	2.0%
Finland	1.6%
Norway	1.0%
Austria	0.3%
Ireland	0.3%
Portugal	0.2%
Other (1)	1.3%
100.0%

(1)         Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Hedged FTSE Japan ETF

Schedule of Portfolio Investments

November 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 98.2%

Air Freight & Logistics - 0.2%
Yamato Holdings Co. Ltd.	459	9,231

Airlines - 0.1%
ANA Holdings, Inc.	1,510	4,205
Japan Airlines Co. Ltd.	51	1,515
		5,720
Auto Components - 3.4%
Aisin Seiki Co. Ltd.	250	10,729
Bridgestone Corp.	829	31,772
Calsonic Kansei Corp.	207	3,186
Denso Corp.	649	28,365
Exedy Corp.	40	1,104
Koito Manufacturing Co. Ltd.*	147	7,689
NGK Spark Plug Co. Ltd.	253	5,209
NHK Spring Co. Ltd.	225	2,117
Nifco, Inc.	48	2,645
NOK Corp.	131	2,615
Stanley Electric Co. Ltd.	194	5,372
Sumitomo Electric Industries Ltd.	975	13,712
Sumitomo Rubber Industries Ltd.	231	3,830
Tokai Rika Co. Ltd.	67	1,319
Toyo Tire & Rubber Co. Ltd.	137	1,680
Toyoda Gosei Co. Ltd.	101	2,189
Toyota Boshoku Corp.	83	1,895
Toyota Industries Corp.	211	9,925
TS Tech Co. Ltd.	69	1,826
Yokohama Rubber Co. Ltd. (The)	142	2,576
		139,755
Automobiles - 9.2%
Fuji Heavy Industries Ltd.	792	32,286
Honda Motor Co. Ltd.*	2,314	67,666
Isuzu Motors Ltd.	702	8,311
Mazda Motor Corp.	733	11,798
Mitsubishi Motors Corp.	808	3,751
Nissan Motor Co. Ltd.	2,602	24,126
Nissan Shatai Co. Ltd.*	98	971
Suzuki Motor Corp.	530	17,117
Toyota Motor Corp.	3,527	205,810
Yamaha Motor Co. Ltd.	361	8,336
		380,172
Banks - 8.2%
77 Bank Ltd. (The)	488	2,308
Aozora Bank Ltd.	1,505	5,191
Awa Bank Ltd. (The)	221	1,307
Bank of Kyoto Ltd. (The)	420	2,923
Chiba Bank Ltd. (The)	860	5,117
Chugoku Bank Ltd. (The)	202	2,741
Concordia Financial Group Ltd.	1,561	7,199
Daishi Bank Ltd. (The)	445	1,875
Fukuoka Financial Group, Inc.	943	4,097
Gunma Bank Ltd. (The)*	507	2,585
Hachijuni Bank Ltd. (The)	472	2,539
Hiroshima Bank Ltd. (The)	675	2,986
Hokuhoku Financial Group, Inc.	176	2,864
Iyo Bank Ltd. (The)*	370	2,384
Japan Post Bank Co. Ltd.	532	6,298
Juroku Bank Ltd. (The)	477	1,536
Keiyo Bank Ltd. (The)	322	1,379
Kyushu Financial Group, Inc.	446	2,947
Mitsubishi UFJ Financial Group, Inc.	17,553	103,182
Mizuho Financial Group, Inc.	32,291	57,415
Nishi-Nippon Financial Holdings, Inc.*	194	1,830
North Pacific Bank Ltd.	380	1,494
Resona Holdings, Inc.	2,818	13,605
San-In Godo Bank Ltd. (The)	210	1,609
Senshu Ikeda Holdings, Inc.	367	1,591
Seven Bank Ltd.	755	2,160
Shiga Bank Ltd. (The)	343	1,794
Shinsei Bank Ltd.	1,962	3,151
Shizuoka Bank Ltd. (The)	695	5,642
Sumitomo Mitsui Financial Group, Inc.	1,676	61,865
Sumitomo Mitsui Trust Holdings, Inc.	488	17,774
Suruga Bank Ltd.	224	5,066
Yamaguchi Financial Group, Inc.	261	2,726
		339,180
Beverages - 1.3%
Asahi Group Holdings Ltd.	491	16,039
Coca-Cola East Japan Co. Ltd.	100	2,121
Coca-Cola West Co. Ltd.	86	2,445
Ito En Ltd.	66	2,190
Kirin Holdings Co. Ltd.	1,084	17,728
Sapporo Holdings Ltd.	73	1,928
Suntory Beverage & Food Ltd.	164	7,045
Takara Holdings, Inc.	241	2,202
		51,698
Biotechnology - 0.1%
PeptiDream, Inc.*	46	2,301

Building Products - 1.4%
Asahi Glass Co. Ltd.	1,238	8,073
Daikin Industries Ltd.	344	32,348
LIXIL Group Corp.	336	7,502
Sanwa Holdings Corp.	232	2,301
TOTO Ltd.	185	7,119
		57,343
Capital Markets - 1.4%
Daiwa Securities Group, Inc.	2,184	13,175
Jafco Co. Ltd.	42	1,456
Japan Exchange Group, Inc.	709	10,541
Matsui Securities Co. Ltd.*	139	1,074
Nihon M&A Center, Inc.	74	2,026
Nomura Holdings, Inc.	4,407	23,747
SBI Holdings, Inc.	227	2,853
Tokai Tokyo Financial Holdings, Inc.*	313	1,623
		56,495
Chemicals - 4.5%
Air Water, Inc.	176	3,020
Asahi Kasei Corp.	1,611	14,386
Daicel Corp.	381	4,213
Denka Co. Ltd.	511	2,265
DIC Corp.	94	2,916
Hitachi Chemical Co. Ltd.	120	2,643
JSR Corp.	219	3,164
Kaneka Corp.	373	2,982
Kansai Paint Co. Ltd.	230	4,229
Kuraray Co. Ltd.	453	6,433
Lintec Corp.	67	1,426
Mitsubishi Chemical Holdings Corp.	1,702	10,747
Mitsubishi Gas Chemical Co., Inc.	222	3,378
Mitsui Chemicals, Inc.	1,175	5,455
Nippon Kayaku Co. Ltd.	197	2,296
Nippon Paint Holdings Co. Ltd.	232	7,350
Nippon Shokubai Co. Ltd.	37	2,276
Nissan Chemical Industries Ltd.	181	6,044
Nitto Denko Corp.	199	13,790
Shin-Etsu Chemical Co. Ltd.	532	39,499
Showa Denko KK	146	1,978
Sumitomo Chemical Co. Ltd.	1,962	9,005
Taiyo Nippon Sanso Corp.	194	2,132
Teijin Ltd.	229	4,257
Toray Industries, Inc.	1,960	15,987
Tosoh Corp.	837	5,641
Toyobo Co. Ltd.	1,211	1,828

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Ube Industries Ltd.	1,218	2,544
Zeon Corp.	204	1,839
		183,723
Commercial Services & Supplies - 1.0%
Dai Nippon Printing Co. Ltd.	779	7,397
Park24 Co. Ltd.	133	3,794
Pilot Corp.	40	1,662
Secom Co. Ltd.	251	18,325
Sohgo Security Services Co. Ltd.	88	3,595
Toppan Forms Co. Ltd.	55	526
Toppan Printing Co. Ltd.	669	6,089
		41,388
Construction & Engineering - 1.2%
Chiyoda Corp.	208	1,499
COMSYS Holdings Corp.	129	2,213
JGC Corp.	280	4,639
Kajima Corp.	1,179	8,298
Kandenko Co. Ltd.	143	1,337
Kinden Corp.	177	2,242
Kyudenko Corp.	43	1,211
Maeda Road Construction Co. Ltd.	79	1,364
Nippo Corp.	70	1,345
Obayashi Corp.	875	8,355
Shimizu Corp.	733	6,780
Taisei Corp.	1,383	10,050
Toda Corp.	313	1,761
		51,094
Construction Materials - 0.2%
Sumitomo Osaka Cement Co. Ltd.	509	1,805
Taiheiyo Cement Corp.	1,596	5,014
		6,819
Consumer Finance - 0.3%
Acom Co. Ltd.*	452	2,170
AEON Financial Service Co. Ltd.	124	2,072
Aiful Corp.*	395	1,224
Aplus Financial Co. Ltd.*	125	123
Credit Saison Co. Ltd.	185	3,330
Hitachi Capital Corp.	59	1,451
Orient Corp.*	513	909
		11,279
Containers & Packaging - 0.2%
FP Corp.	32	1,598
Rengo Co. Ltd.	284	1,687
Toyo Seikan Group Holdings Ltd.*	207	3,913
		7,198
Distributors - 0.0%(a)
Canon Marketing Japan, Inc.	61	965

Diversified Consumer Services - 0.1%
Benesse Holdings, Inc.	96	2,557

Diversified Financial Services - 0.8%
Mitsubishi UFJ Lease & Finance Co. Ltd.*	505	2,336
ORIX Corp.	1,692	26,454
Tokyo Century Corp.*	63	2,043
Zenkoku Hosho Co. Ltd.	58	1,972
		32,805
Diversified Telecommunication Services - 0.3%
Nippon Telegraph & Telephone Corp.*	312	12,664

Electric Utilities - 1.3%
Chubu Electric Power Co., Inc.	916	12,907
Chugoku Electric Power Co., Inc. (The)	393	4,491
Hokkaido Electric Power Co., Inc.*	240	1,748
Hokuriku Electric Power Co.	216	2,347
Kansai Electric Power Co., Inc. (The)*	946	9,365
Kyushu Electric Power Co., Inc.	600	5,924
Shikoku Electric Power Co., Inc.	178	1,704
Tohoku Electric Power Co., Inc.	617	7,218
Tokyo Electric Power Co. Holdings, Inc.*	2,012	7,504
		53,208
Electrical Equipment - 1.9%
Fuji Electric Co. Ltd.	660	3,255
Fujikura Ltd.	326	1,765
Furukawa Electric Co. Ltd.	83	2,575
GS Yuasa Corp.	528	2,136
Mabuchi Motor Co. Ltd.	61	3,410
Mitsubishi Electric Corp.	2,549	35,267
Nidec Corp.	313	28,129
Ushio, Inc.	161	1,949
		78,486
Electronic Equipment, Instruments & Components - 4.7%
Alps Electric Co. Ltd.	233	5,875
Azbil Corp.	82	2,231
Citizen Watch Co. Ltd.	402	2,466
Hamamatsu Photonics KK	176	4,688
Hirose Electric Co. Ltd.*	39	4,685
Hitachi High-Technologies Corp.	75	2,968
Hitachi Ltd.	5,985	32,004
Horiba Ltd.	45	2,010
Ibiden Co. Ltd.	139	1,896
Japan Aviation Electronics Industry Ltd.	64	865
Japan Display, Inc.*	482	1,121
Keyence Corp.	59	40,507
Kyocera Corp.	402	19,178
Murata Manufacturing Co. Ltd.	244	33,031
Nippon Electric Glass Co. Ltd.	475	2,543
Omron Corp.*	254	9,407
Shimadzu Corp.	348	5,323
Taiyo Yuden Co. Ltd.	150	1,639
TDK Corp.	155	10,461
Topcon Corp.	144	2,147
Yaskawa Electric Corp.	343	5,283
Yokogawa Electric Corp.	315	4,382
		194,710
Food & Staples Retailing - 2.0%
Aeon Co. Ltd.	895	12,379
Ain Holdings, Inc.	29	2,034
Cosmos Pharmaceutical Corp.	10	1,837
FamilyMart UNY Holdings Co. Ltd.	105	6,589
Kusuri no Aoki Holdings Co. Ltd.	15	640
Lawson, Inc.	85	5,908
Matsumotokiyoshi Holdings Co. Ltd.	46	2,204
Mitsubishi Shokuhin Co. Ltd.	20	578
Seven & i Holdings Co. Ltd.	1,007	39,195
Sugi Holdings Co. Ltd.	42	1,968
Sundrug Co. Ltd.	40	2,794
Tsuruha Holdings, Inc.	46	4,715
Welcia Holdings Co. Ltd.	34	2,128
		82,969
Food Products - 2.0%
Ajinomoto Co., Inc.	654	12,699
Ariake Japan Co. Ltd.	20	1,004
Calbee, Inc.	87	2,722
Ezaki Glico Co. Ltd.	60	2,817
House Foods Group, Inc.	101	2,033
Itoham Yonekyu Holdings, Inc.*	196	1,717
Kagome Co. Ltd.	87	2,052
Kewpie Corp.	130	3,084
Kikkoman Corp.	227	6,973
Megmilk Snow Brand Co. Ltd.	60	1,685
MEIJI Holdings Co. Ltd.	177	14,167

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
NH Foods Ltd.	252	6,515
Nichirei Corp.	132	2,682
Nisshin Seifun Group, Inc.	342	4,811
Nissin Foods Holdings Co. Ltd.	93	4,864
Toyo Suisan Kaisha Ltd.	117	4,159
Yakult Honsha Co. Ltd.*	132	5,815
Yamazaki Baking Co. Ltd.*	147	2,927
		82,726
Gas Utilities - 0.6%
Osaka Gas Co. Ltd.	2,554	9,697
Toho Gas Co. Ltd.	586	4,659
Tokyo Gas Co. Ltd.	2,697	11,804
		26,160
Health Care Equipment & Supplies - 1.6%
Asahi Intecc Co. Ltd.	57	2,224
Hoya Corp.	510	20,137
Nihon Kohden Corp.	86	1,937
Nipro Corp.	164	1,811
Olympus Corp.	415	14,641
Sysmex Corp.	185	11,186
Terumo Corp.	408	14,412
		66,348
Health Care Providers & Services - 0.3%
Alfresa Holdings Corp.	232	3,712
Medipal Holdings Corp.	183	2,629
Miraca Holdings, Inc.	66	2,966
Suzuken Co. Ltd.	97	2,911
		12,218
Health Care Technology - 0.1%
M3, Inc.	234	6,064

Hotels, Restaurants & Leisure - 0.5%
HIS Co. Ltd.	48	1,327
Oriental Land Co. Ltd.	250	14,299
Resorttrust, Inc.	90	1,749
Skylark Co. Ltd.	129	1,811
Zensho Holdings Co. Ltd.	108	1,854
		21,040
Household Durables - 3.0%
Casio Computer Co. Ltd.	291	3,818
Fujitsu General Ltd.	65	1,285
Haseko Corp.	323	3,356
Iida Group Holdings Co. Ltd.	205	3,990
Nikon Corp.	454	6,694
PanaHome Corp.	101	720
Panasonic Corp.	2,746	28,052
Rinnai Corp.	47	4,013
Sekisui Chemical Co. Ltd.	479	7,281
Sekisui House Ltd.	749	12,292
Sharp Corp.*	1,919	3,183
Sony Corp.	1,621	46,775
Sumitomo Forestry Co. Ltd.	152	2,088
		123,547
Household Products - 0.5%
Lion Corp.	322	5,256
Pigeon Corp.	124	3,138
Unicharm Corp.	504	10,768
		19,162
Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co. Ltd.	232	5,109

Industrial Conglomerates - 0.7%
Keihan Holdings Co. Ltd.*	634	4,051
Nisshinbo Holdings, Inc.	172	1,672
Seibu Holdings, Inc.	300	5,400
Toshiba Corp.*	4,922	18,367
		29,490
Insurance - 2.9%
Dai-ichi Life Holdings, Inc.	1,459	23,477
Japan Post Holdings Co. Ltd.	584	7,262
Japan Post Insurance Co. Ltd.	90	1,824
MS&AD Insurance Group Holdings, Inc.	659	20,526
Sompo Holdings, Inc.	477	15,606
Sony Financial Holdings, Inc.	200	2,896
T&D Holdings, Inc.	795	9,970
Tokio Marine Holdings, Inc.	906	38,953
		120,514
Internet & Direct Marketing Retail - 0.4%
ASKUL Corp.*	28	1,011
Rakuten, Inc.	1,084	10,731
Start Today Co. Ltd.	204	3,146
		14,888
Internet Software & Services - 0.3%
COOKPAD, Inc.	61	549
DeNA Co. Ltd.	136	4,160
Gree, Inc.	126	672
Kakaku.com, Inc.	160	2,521
Yahoo Japan Corp.	1,690	6,170
		14,072
IT Services - 1.0%
Fujitsu Ltd.	2,298	13,609
GMO Payment Gateway, Inc.	15	620
Itochu Techno-Solutions Corp.	63	1,703
Nomura Research Institute Ltd.	128	4,359
NS Solutions Corp.	44	839
NTT Data Corp.	163	8,140
Obic Co. Ltd.	77	3,399
Otsuka Corp.	59	2,884
SCSK Corp.	58	2,023
TIS, Inc.	95	2,005
		39,581
Leisure Products - 0.9%
Bandai Namco Holdings, Inc.	252	7,221
Heiwa Corp.	71	1,533
Sankyo Co. Ltd.	59	1,872
Sega Sammy Holdings, Inc.	257	3,857
Shimano, Inc.	102	16,820
Yamaha Corp.	215	6,576
		37,879
Machinery - 5.5%
Amada Holdings Co. Ltd.	462	5,161
Daifuku Co. Ltd.	130	2,521
DMG Mori Co. Ltd.	136	1,578
Ebara Corp.	104	2,714
FANUC Corp.	253	42,864
Glory Ltd.	77	2,524
Hino Motors Ltd.	312	3,179
Hitachi Construction Machinery Co. Ltd.	120	2,479
Hoshizaki Corp.	68	5,783
IHI Corp.	1,932	5,375
Japan Steel Works Ltd. (The)	71	1,267
JTEKT Corp.	291	4,674
Kawasaki Heavy Industries Ltd.	1,863	5,902
Komatsu Ltd.	1,216	28,104
Kubota Corp.	1,452	22,014
Kurita Water Industries Ltd.	131	2,734
Makita Corp.	158	10,746
Minebea Co. Ltd.	425	4,230
Mitsubishi Heavy Industries Ltd.	4,136	18,396
Mitsui Engineering & Shipbuilding Co. Ltd.	1,001	1,441
Miura Co. Ltd.	115	1,742
Nabtesco Corp.	151	3,854
NGK Insulators Ltd.	344	6,600
NSK Ltd.	585	6,397
NTN Corp.	579	2,180
OKUMA Corp.	205	1,801

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
OSG Corp.	102	2,024
SMC Corp.	75	21,405
Sumitomo Heavy Industries Ltd.	730	4,414
Tadano Ltd.	154	1,646
THK Co. Ltd.	131	2,829
		228,578
Marine - 0.2%
Kawasaki Kisen Kaisha Ltd.	955	2,104
Mitsui OSK Lines Ltd.	1,294	3,339
Nippon Yusen KK	2,085	3,879
		9,322
Media - 0.7%
CyberAgent, Inc.	112	2,734
Daiichikosho Co. Ltd.*	49	1,920
Dentsu, Inc.	287	13,173
Hakuhodo DY Holdings, Inc.	275	3,205
Shochiku Co. Ltd.	153	1,660
SKY Perfect JSAT Holdings, Inc.	166	795
Toho Co. Ltd.	150	4,324
Tokyo Broadcasting System Holdings, Inc.	48	754
TV Asahi Holdings Corp.	30	566
		29,131
Metals & Mining - 1.5%
Daido Steel Co. Ltd.	476	1,959
Dowa Holdings Co. Ltd.	310	2,389
Hitachi Metals Ltd.	227	2,978
JFE Holdings, Inc.	663	9,717
Kobe Steel Ltd.*	384	3,636
Maruichi Steel Tube Ltd.	72	2,329
Mitsubishi Materials Corp.	158	4,694
Nippon Steel & Sumitomo Metal Corp.	1,014	21,829
Nisshin Steel Co. Ltd.	127	1,633
Sumitomo Metal Mining Co. Ltd.	612	8,207
Yamato Kogyo Co. Ltd.	57	1,626
		60,997
Multiline Retail - 0.8%
Don Quijote Holdings Co. Ltd.	151	5,798
H2O Retailing Corp.	118	1,772
Isetan Mitsukoshi Holdings Ltd.	469	5,190
Izumi Co. Ltd.	54	2,374
J Front Retailing Co. Ltd.	321	4,541
Marui Group Co. Ltd.	262	3,624
Ryohin Keikaku Co. Ltd.	29	5,709
Takashimaya Co. Ltd.	343	2,857
		31,865
Oil, Gas & Consumable Fuels - 0.8%
Cosmo Energy Holdings Co. Ltd.	89	1,132
Idemitsu Kosan Co. Ltd.	118	2,680
Inpex Corp.	1,189	11,322
Japan Petroleum Exploration Co. Ltd.	42	858
JX Holdings, Inc.	3,124	11,965
Showa Shell Sekiyu KK	261	2,339
TonenGeneral Sekiyu KK	386	3,689
		33,985
Paper & Forest Products - 0.2%
Nippon Paper Industries Co. Ltd.	128	2,222
Oji Holdings Corp.	1,135	4,672
		6,894
Personal Products - 1.2%
Kao Corp.	647	29,907
Kobayashi Pharmaceutical Co. Ltd.	81	3,562
Kose Corp.	38	3,058
Pola Orbis Holdings, Inc.	26	2,024
Shiseido Co. Ltd.	506	12,918
		51,469
Pharmaceuticals - 5.4%
Astellas Pharma, Inc.	2,745	38,051
Chugai Pharmaceutical Co. Ltd.	282	7,957
Daiichi Sankyo Co. Ltd.	855	17,874
Eisai Co. Ltd.	343	19,895
Hisamitsu Pharmaceutical Co., Inc.	94	4,537
Kaken Pharmaceutical Co. Ltd.	41	2,188
Kissei Pharmaceutical Co. Ltd.*	43	1,013
KYORIN Holdings, Inc.	62	1,307
Kyowa Hakko Kirin Co. Ltd.	332	4,755
Mitsubishi Tanabe Pharma Corp.	290	5,474
Mochida Pharmaceutical Co. Ltd.	18	1,256
Nippon Shinyaku Co. Ltd.	59	2,755
Ono Pharmaceutical Co. Ltd.	588	13,074
Otsuka Holdings Co. Ltd.	545	22,227
Rohto Pharmaceutical Co. Ltd.	133	1,886
Santen Pharmaceutical Co. Ltd.	515	6,309
Sawai Pharmaceutical Co. Ltd.	37	1,990
Shionogi & Co. Ltd.	382	18,137
Sumitomo Dainippon Pharma Co. Ltd.	184	3,018
Taisho Pharmaceutical Holdings Co. Ltd.	59	5,054
Takeda Pharmaceutical Co. Ltd.	999	41,075
Tsumura & Co.	78	2,119
		221,951
Professional Services - 0.4%
Recruit Holdings Co. Ltd.	419	16,051
Temp Holdings Co. Ltd.	167	2,582
		18,633
Real Estate Management & Development - 3.3%
Aeon Mall Co. Ltd.	159	2,302
Daikyo, Inc.	401	852
Daito Trust Construction Co. Ltd.	94	14,664
Daiwa House Industry Co. Ltd.	834	23,802
Hulic Co. Ltd.	459	4,326
Ichigo, Inc.	242	928
Leopalace21 Corp.	289	1,575
Mitsubishi Estate Co. Ltd.	1,525	30,856
Mitsui Fudosan Co. Ltd.	1,224	28,901
Nomura Real Estate Holdings, Inc.	138	2,243
NTT Urban Development Corp.	148	1,281
Relo Group, Inc.	12	1,654
Sumitomo Real Estate Sales Co. Ltd.	21	514
Sumitomo Realty & Development Co. Ltd.	559	15,498
Tokyo Tatemono Co. Ltd.	237	3,070
Tokyu Fudosan Holdings Corp.	659	3,788
		136,254
Road & Rail - 4.4%
Central Japan Railway Co.	234	38,362
East Japan Railway Co.	482	41,311
Fukuyama Transporting Co. Ltd.	214	1,174
Hankyu Hanshin Holdings, Inc.	326	10,343
Hitachi Transport System Ltd.*	59	1,211
Keikyu Corp.	641	6,914
Keio Corp.	741	5,931
Keisei Electric Railway Co. Ltd.	181	4,311
Kintetsu Group Holdings Co. Ltd.	2,331	9,042
Kyushu Railway Co.*	193	5,017
Nagoya Railroad Co. Ltd.	1,175	5,785
Nankai Electric Railway Co. Ltd.	628	2,883
Nippon Express Co. Ltd.	982	5,093
Nishi-Nippon Railroad Co. Ltd.	439	1,957
Odakyu Electric Railway Co. Ltd.	396	7,774
Seino Holdings Co. Ltd.	202	2,253
Sotetsu Holdings, Inc.	510	2,511
Tobu Railway Co. Ltd.	1,305	6,276
Tokyu Corp.	1,293	9,691
West Japan Railway Co.	237	14,470
		182,309

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 0.9%
Advantest Corp.	201	2,736
Disco Corp.	32	3,808
Rohm Co. Ltd.	115	6,308
SCREEN Holdings Co. Ltd.	46	2,753
Sumco Corp.	249	2,738
Tokyo Electron Ltd.	201	18,478
		36,821
Software - 1.4%
Capcom Co. Ltd.	65	1,425
COLOPL, Inc.	62	526
GungHo Online Entertainment, Inc.	471	1,050
Koei Tecmo Holdings Co. Ltd.	57	958
Konami Holdings Corp.	122	4,144
LINE Corp.*	42	1,625
Nexon Co. Ltd.	156	2,189
Nintendo Co. Ltd.	140	34,126
OBIC Business Consultants Co. Ltd.*	10	423
Oracle Corp.	38	1,901
Square Enix Holdings Co. Ltd.	92	2,328
Trend Micro, Inc.	148	5,338
		56,033
Specialty Retail - 1.5%
ABC-Mart, Inc.	33	1,943
Adastria Co. Ltd.	30	851
Aoyama Trading Co. Ltd.	66	2,250
Autobacs Seven Co. Ltd.	98	1,428
Bic Camera, Inc.	205	1,824
Fast Retailing Co. Ltd.	66	22,920
Hikari Tsushin, Inc.	27	2,417
Komeri Co. Ltd.	38	903
K’s Holdings Corp.	109	2,020
Nitori Holdings Co. Ltd.	96	10,060
Sanrio Co. Ltd.	81	1,432
Shimachu Co. Ltd.	66	1,709
Shimamura Co. Ltd.	25	2,988
USS Co. Ltd.	254	4,082
Yamada Denki Co. Ltd.	922	4,944
		61,771
Technology Hardware, Storage & Peripherals - 2.0%
Brother Industries Ltd.	305	5,236
Canon, Inc.	1,353	38,721
FUJIFILM Holdings Corp.	520	19,391
Konica Minolta, Inc.	582	5,578
Ricoh Co. Ltd.	879	7,105
Seiko Epson Corp.	359	7,224
		83,255
Textiles, Apparel & Luxury Goods - 0.2%
Asics Corp.	228	4,818
Wacoal Holdings Corp.	168	1,957
		6,775
Tobacco - 1.3%
Japan Tobacco, Inc.	1,548	53,608

Trading Companies & Distributors - 3.5%
ITOCHU Corp.	1,856	25,443
Marubeni Corp.	2,015	11,075
MISUMI Group, Inc.	347	6,231
Mitsubishi Corp.	1,778	38,565
Mitsui & Co. Ltd.	2,198	29,736
MonotaRO Co. Ltd.	68	1,458
Nagase & Co. Ltd.	152	1,913
Sojitz Corp.	1,615	4,110
Sumitomo Corp.	1,453	17,406
Toyota Tsusho Corp.	291	7,302
		143,239
Transportation Infrastructure - 0.2%
Japan Airport Terminal Co. Ltd.	65	2,427
Kamigumi Co. Ltd.	245	2,258
Mitsubishi Logistics Corp.	156	2,118
		6,803
Wireless Telecommunication Services - 4.1%
KDDI Corp.	2,394	63,009
NTT DOCOMO, Inc.*	1,695	39,034
SoftBank Group Corp.	1,110	65,385
		167,428
TOTAL COMMON STOCKS (Cost $4,190,256)		4,047,679

Total Investments - 98.2% (Cost $4,190,256)		4,047,679
Other Assets Less Liabilities - 1.8%		75,238
Net assets - 100.0%		4,122,917

See accompanying notes to the financial statements.

*                 Non-income producing security.

(a)         Represents less than 0.05% of net assets.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$191,297
Aggregate gross unrealized depreciation	(342,419)
Net unrealized depreciation	$(151,122)
Federal income tax cost of investments	$4,198,801

Forward Currency Contracts

Hedged FTSE Japan ETF had the following open forward currency contracts as of November 30, 2016:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)(1)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	12/05/16	440,344,256	$(3,858,949)	$3,864,850	$5,901
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	12/05/16	(411,610,000)	3,922,415	3,612,673	309,742
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	01/06/17	(463,800,000)	4,072,751	4,079,674	(6,923)
						$308,720	(2)

(1)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(2)

The Net Amount of the Fund’s uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $308,720. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 6.9%

Aerospace & Defense - 0.1%
AAR Corp.	44	1,623
Aerojet Rocketdyne Holdings, Inc.*	78	1,585
Aerovironment, Inc.*	27	764
Astronics Corp.*	25	923
Astronics Corp., Class B*	3	112
Cubic Corp.	32	1,482
Curtiss-Wright Corp.	57	5,730
DigitalGlobe, Inc.*	82	2,636
Ducommun, Inc.*	12	343
Engility Holdings, Inc.*	24	870
Esterline Technologies Corp.*	20	1,759
KEYW Holding Corp. (The)*	48	601
KLX, Inc.*	39	1,521
Kratos Defense & Security Solutions, Inc.*	60	439
Mercury Systems, Inc.*	51	1,515
Moog, Inc., Class A*	43	3,003
National Presto Industries, Inc.	6	571
Sparton Corp.*	11	268
TASER International, Inc.*	67	1,824
Teledyne Technologies, Inc.*	46	5,744
Triumph Group, Inc.	6	167
Vectrus, Inc.*	15	346
		33,826
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc.*	62	1,004
Atlas Air Worldwide Holdings, Inc.*	32	1,581
Echo Global Logistics, Inc.*	36	904
Forward Air Corp.	38	1,838
Hub Group, Inc., Class A*	45	1,928
Park-Ohio Holdings Corp.	10	422
Radiant Logistics, Inc.*	50	182
XPO Logistics, Inc.*	129	5,744
		13,603
Airlines - 0.0%(b)
Allegiant Travel Co.	10	1,634
Hawaiian Holdings, Inc.*	67	3,440
SkyWest, Inc.	64	2,358
Virgin America, Inc.*	25	1,413
		8,845
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.*	101	1,582
Cooper Tire & Rubber Co.	73	2,796
Cooper-Standard Holdings, Inc.*	20	1,906
Dana, Inc.	194	3,277
Dorman Products, Inc.*	34	2,456
Drew Industries, Inc.	31	3,258
Federal-Mogul Holdings Corp.*	39	373
Fox Factory Holding Corp.*	29	728
Gentherm, Inc.*	28	892
Horizon Global Corp.*	24	552
Metaldyne Performance Group, Inc.	20	404
Modine Manufacturing Co.*	61	717
Motorcar Parts of America, Inc.*	24	587
Spartan Motors, Inc.	45	403
Standard Motor Products, Inc.	28	1,398
Stoneridge, Inc.*	34	540
Strattec Security Corp.	4	156
Superior Industries International, Inc.	32	805
Tenneco, Inc.*	75	4,421
Tower International, Inc.	27	707
Unique Fabricating, Inc.	8	114
Workhorse Group, Inc.*	16	118
		28,190
Automobiles - 0.0%(b)
Winnebago Industries, Inc.	34	1,103

Banks - 0.8%
1st Source Corp.	21	827
Access National Corp.	9	246
ACNB Corp.	7	218
Allegiance Bancshares, Inc.*	16	490
American National Bankshares, Inc.	10	311
Ameris Bancorp	46	2,063
Ames National Corp.	10	300
Arrow Financial Corp.	16	606
Atlantic Capital Bancshares, Inc.*	23	370
Banc of California, Inc.	63	951
BancFirst Corp.	9	738
Banco Latinoamericano de Comercio Exterior SA, Class E	38	1,082
Bancorp, Inc. (The)*	47	325
BancorpSouth, Inc.	113	3,226
Bank of Marin Bancorp	7	444
Bank of the Ozarks, Inc.	65	3,154
Bankwell Financial Group, Inc.	7	204
Banner Corp.	38	1,981
Bar Harbor Bankshares	7	308
Berkshire Hills Bancorp, Inc.	39	1,324
Blue Hills Bancorp, Inc.	32	557
BNC Bancorp	53	1,601
Boston Private Financial Holdings, Inc.	107	1,605
Bridge Bancorp, Inc.	22	740
Brookline Bancorp, Inc.	89	1,326
Bryn Mawr Bank Corp.	22	810
BSB Bancorp, Inc.*	9	240
C&F Financial Corp.	4	180
California First National Bancorp	3	46
Camden National Corp.	21	818
Capital Bank Financial Corp., Class A	33	1,181
Capital City Bank Group, Inc.	16	302
Cardinal Financial Corp.	40	1,280
Carolina Financial Corp.	12	318
Cascade Bancorp*	39	284
Cathay General Bancorp	95	3,334
CenterState Banks, Inc.	60	1,345
Central Pacific Financial Corp.	38	1,123
Central Valley Community Bancorp	10	165
Century Bancorp, Inc., Class A	3	163
Chemical Financial Corp.	86	4,462
Chemung Financial Corp.	4	126
Citizens & Northern Corp.	17	405
City Holding Co.	20	1,230
CNB Financial Corp.	19	442
CoBiz Financial, Inc.	49	741
Codorus Valley Bancorp, Inc.	9	227
Columbia Banking System, Inc.	76	3,026
Community Bank System, Inc.	56	3,175
Community Trust Bancorp, Inc.	21	887
ConnectOne Bancorp, Inc.	36	846
County Bancorp, Inc.	6	135
CU Bancorp*	22	614
Customers Bancorp, Inc.*	31	946
CVB Financial Corp.	133	2,762
Eagle Bancorp, Inc.*	39	2,291
Enterprise Bancorp, Inc.	11	347
Enterprise Financial Services Corp.	25	960
Equity Bancshares, Inc., Class A*	6	188
Farmers Capital Bank Corp.	9	323
Farmers National Banc Corp.	32	379
FCB Financial Holdings, Inc., Class A*	38	1,682

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Fidelity Southern Corp.	27	602
Financial Institutions, Inc.	19	582
First BanCorp*	156	924
First BanCorp	26	650
First Bancorp, Inc.	12	348
First Busey Corp.	39	1,069
First Business Financial Services, Inc.	9	198
First Citizens BancShares, Inc., Class A	9	3,207
First Commonwealth Financial Corp.	115	1,451
First Community Bancshares, Inc.	21	592
First Community Financial Partners, Inc.*	19	207
First Connecticut Bancorp, Inc.	19	411
First Financial Bancorp	80	2,144
First Financial Bankshares, Inc.	83	3,573
First Financial Corp.	12	550
First Financial Northwest, Inc.	11	187
First Foundation, Inc.*	18	504
First Internet Bancorp	6	174
First Interstate BancSystem, Inc., Class A	26	981
First Merchants Corp.	53	1,819
First Mid-Illinois Bancshares, Inc.	9	274
First Midwest Bancorp, Inc.	106	2,574
First NBC Bank Holding Co.*	13	92
First Northwest Bancorp*	16	236
First of Long Island Corp. (The)	30	768
Flushing Financial Corp.	35	916
FNB Corp.	274	4,187
Franklin Financial Network, Inc.*	11	415
Fulton Financial Corp.	224	3,976
German American Bancorp, Inc.	19	901
Glacier Bancorp, Inc.	101	3,464
Great Southern Bancorp, Inc.	15	745
Great Western Bancorp, Inc.	78	3,120
Green Bancorp, Inc.*	27	338
Guaranty Bancorp	20	426
Hancock Holding Co.	102	4,238
Hanmi Financial Corp.	39	1,197
HarborOne Bancorp, Inc.*	20	376
Heartland Financial USA, Inc.	29	1,243
Heritage Commerce Corp.	33	409
Heritage Financial Corp.	37	838
Heritage Oaks Bancorp	31	308
Hilltop Holdings, Inc.	99	2,781
Home BancShares, Inc.	49	1,268
HomeTrust Bancshares, Inc.*	22	521
Hope Bancorp, Inc.	167	3,323
Horizon Bancorp	27	615
IBERIABANK Corp.	54	4,474
Independent Bank Corp.	33	2,148
Independent Bank Corp.	27	510
Independent Bank Group, Inc.	16	962
International Bancshares Corp.	73	2,842
Investors Bancorp, Inc.	388	5,254
Lakeland Bancorp, Inc.	51	895
Lakeland Financial Corp.	31	1,308
LCNB Corp.	10	207
LegacyTexas Financial Group, Inc.	58	2,277
Live Oak Bancshares, Inc.	26	451
Macatawa Bank Corp.	34	321
MainSource Financial Group, Inc.	30	917
MB Financial, Inc.	100	4,327
MBT Financial Corp.	24	229
Mercantile Bank Corp.	21	689
Merchants Bancshares, Inc.	7	346
Middleburg Financial Corp.	5	174
Midland States Bancorp, Inc.	4	130
MidWestOne Financial Group, Inc.	10	335
MutualFirst Financial, Inc.	6	178
National Bank Holdings Corp., Class A	31	843
National Bankshares, Inc.	8	289
National Commerce Corp.*	10	327
NBT Bancorp, Inc.	55	2,125
Nicolet Bankshares, Inc.*	9	398
Northrim BanCorp, Inc.	8	225
OFG Bancorp	56	756
Old Line Bancshares, Inc.	10	219
Old National Bancorp	172	2,933
Old Second Bancorp, Inc.	36	331
Opus Bank	13	329
Orrstown Financial Services, Inc.	9	200
Pacific Continental Corp.	27	536
Pacific Mercantile Bancorp*	21	127
Pacific Premier Bancorp, Inc.*	35	1,122
Paragon Commercial Corp.*	1	41
Park National Corp.	18	2,009
Park Sterling Corp.	66	642
Peapack Gladstone Financial Corp.	21	562
Penns Woods Bancorp, Inc.	5	237
Peoples Bancorp, Inc.	22	643
Peoples Financial Services Corp.	8	353
People’s Utah Bancorp	18	416
Pinnacle Financial Partners, Inc.	56	3,612
Preferred Bank	17	767
Premier Financial Bancorp, Inc.	11	202
PrivateBancorp, Inc.	103	4,818
Prosperity Bancshares, Inc.	87	5,753
QCR Holdings, Inc.	17	649
Renasant Corp.	53	2,197
Republic Bancorp, Inc., Class A	11	407
Republic First Bancorp, Inc.*	45	241
S&T Bancorp, Inc.	46	1,628
Sandy Spring Bancorp, Inc.	30	1,092
Seacoast Banking Corp. of Florida*	37	761
ServisFirst Bancshares, Inc.	30	2,209
Shore Bancshares, Inc.	18	251
Sierra Bancorp	17	388
Simmons First National Corp., Class A	37	2,237
South State Corp.	30	2,549
Southern First Bancshares, Inc.*	7	215
Southern National Bancorp of Virginia, Inc.	16	238
Southside Bancshares, Inc.	33	1,270
Southwest Bancorp, Inc.	24	524
State Bank Financial Corp.	47	1,160
Sterling Bancorp	165	3,754
Stock Yards Bancorp, Inc.	28	1,154
Stonegate Bank	17	663
Suffolk Bancorp	16	667
Summit Financial Group, Inc.	10	245
Sun Bancorp, Inc.	15	344
Texas Capital Bancshares, Inc.*	60	4,365
Tompkins Financial Corp.	20	1,726
Towne Bank	74	2,387
TriCo Bancshares	27	844
TriState Capital Holdings, Inc.*	28	571
Triumph Bancorp, Inc.*	21	450
Trustmark Corp.	87	2,933
UMB Financial Corp.	58	4,409
Umpqua Holdings Corp.	163	2,897
Union Bankshares Corp.	56	1,893
Union Bankshares, Inc.	5	219
United Bankshares, Inc.	85	3,923
United Community Banks, Inc.	91	2,473

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Univest Corp. of Pennsylvania	32	914
Valley National Bancorp	324	3,674
Veritex Holdings, Inc.*	10	199
Washington Trust Bancorp, Inc.	20	1,019
WashingtonFirst Bankshares, Inc.	9	246
Webster Financial Corp.	119	5,904
WesBanco, Inc.	53	2,113
West Bancorporation, Inc.	21	467
Westamerica Bancorp	32	1,985
Wintrust Financial Corp.	66	4,345
Xenith Bankshares, Inc.*	99	247
Yadkin Financial Corp.	64	2,097
		259,434
Beverages - 0.0%(b)
Boston Beer Co., Inc. (The), Class A*	4	692
Coca-Cola Bottling Co. Consolidated	5	809
Craft Brew Alliance, Inc.*	18	274
MGP Ingredients, Inc.	18	852
National Beverage Corp.	17	858
Primo Water Corp.*	28	360
		3,845
Biotechnology - 0.3%
Acceleron Pharma, Inc.*	35	1,179
Achillion Pharmaceuticals, Inc.*	151	625
Acorda Therapeutics, Inc.*	14	291
Adamas Pharmaceuticals, Inc.*	22	330
Aduro Biotech, Inc.*	47	536
Advaxis, Inc.*	48	399
Adverum Biotechnologies, Inc.*	30	85
Agenus, Inc.*	94	387
Aimmune Therapeutics, Inc.*	34	772
Akebia Therapeutics, Inc.*	48	413
Alder Biopharmaceuticals, Inc.*	60	1,413
AMAG Pharmaceuticals, Inc.*	47	1,560
Amicus Therapeutics, Inc.*	114	682
Anavex Life Sciences Corp.*	44	175
Anthera Pharmaceuticals, Inc.*	52	78
Applied Genetic Technologies Corp.*	18	166
Aptevo Therapeutics, Inc.*	22	42
Ardelyx, Inc.*	39	577
Arena Pharmaceuticals, Inc.*	321	465
Argos Therapeutics, Inc.*	20	93
ARIAD Pharmaceuticals, Inc.*	206	2,777
Array BioPharma, Inc.*	189	1,530
Arrowhead Pharmaceuticals, Inc.*	79	114
Asterias Biotherapeutics, Inc.*	29	120
Atara Biotherapeutics, Inc.*	25	496
Athersys, Inc.*	100	165
Audentes Therapeutics, Inc.*	7	115
Avexis, Inc.*	6	355
Axovant Sciences Ltd.*	31	419
Bellicum Pharmaceuticals, Inc.*	27	484
BioCryst Pharmaceuticals, Inc.*	35	196
BioSpecifics Technologies Corp.*	6	296
BioTime, Inc.*	90	284
Bluebird Bio, Inc.*	43	2,595
Blueprint Medicines Corp.*	26	764
Cara Therapeutics, Inc.*	27	243
Celldex Therapeutics, Inc.*	13	50
Cellular Biomedicine Group, Inc.*	17	228
ChemoCentryx, Inc.*	30	235
Chimerix, Inc.*	15	73
Cidara Therapeutics, Inc.*	15	156
Clovis Oncology, Inc.*	23	788
Coherus Biosciences, Inc.*	37	995
Concert Pharmaceuticals, Inc.*	22	199
Corvus Pharmaceuticals, Inc.*	4	62
Curis, Inc.*	145	419
Cytokinetics, Inc.*	45	540
CytomX Therapeutics, Inc.*	27	301
CytRx Corp.*	128	64
Dimension Therapeutics, Inc.*	17	75
Dynavax Technologies Corp.*	33	142
Eagle Pharmaceuticals, Inc.*	10	790
Edge Therapeutics, Inc.*	22	266
Editas Medicine, Inc.*	1	14
Eiger BioPharmaceuticals, Inc.*	5	61
Emergent BioSolutions, Inc.*	28	749
Enanta Pharmaceuticals, Inc.*	21	660
Epizyme, Inc.*	53	588
Esperion Therapeutics, Inc.*	20	211
Exact Sciences Corp.*	114	1,684
Exelixis, Inc.*	297	5,025
FibroGen, Inc.*	19	421
Five Prime Therapeutics, Inc.*	34	1,956
Flexion Therapeutics, Inc.*	30	495
Fortress Biotech, Inc.*	46	110
Foundation Medicine, Inc.*	19	390
Galena Biopharma, Inc.*	13	40
Genomic Health, Inc.*	25	761
Geron Corp.*	107	218
Global Blood Therapeutics, Inc.*	22	421
GlycoMimetics, Inc.*	17	108
Halozyme Therapeutics, Inc.*	62	732
Heron Therapeutics, Inc.*	32	491
Idera Pharmaceuticals, Inc.*	115	194
Ignyta, Inc.*	37	231
Immune Design Corp.*	19	140
ImmunoGen, Inc.*	30	53
Immunomedics, Inc.*	113	364
Infinity Pharmaceuticals, Inc.*	16	19
Inotek Pharmaceuticals Corp.*	23	147
Inovio Pharmaceuticals, Inc.*	86	609
Insmed, Inc.*	81	1,106
Insys Therapeutics, Inc.*	17	200
Intellia Therapeutics, Inc.*	8	126
Invitae Corp.*	29	199
Ironwood Pharmaceuticals, Inc.*	168	2,622
Kadmon Holdings, Inc.*	9	45
Karyopharm Therapeutics, Inc.*	30	277
Keryx Biopharmaceuticals, Inc.*	104	603
Kite Pharma, Inc.*	28	1,426
La Jolla Pharmaceutical Co.*	19	344
Lexicon Pharmaceuticals, Inc.*	55	838
Ligand Pharmaceuticals, Inc.*	25	2,610
Lion Biotechnologies, Inc.*	68	452
Loxo Oncology, Inc.*	18	496
MacroGenics, Inc.*	40	1,037
MannKind Corp.*	217	102
Medgenics, Inc.*	35	180
MediciNova, Inc.*	38	269
Merrimack Pharmaceuticals, Inc.*	116	639
MiMedx Group, Inc.*	134	1,270
Minerva Neurosciences, Inc.*	25	323
Mirati Therapeutics, Inc.*	12	64
Momenta Pharmaceuticals, Inc.*	69	976
Myriad Genetics, Inc.*	16	267
NantKwest, Inc.*	22	144
Natera, Inc.*	33	396
NewLink Genetics Corp.*	21	233
Novavax, Inc.*	51	62
OncoMed Pharmaceuticals, Inc.*	28	238
Ophthotech Corp.*	16	490
Organovo Holdings, Inc.*	112	338
Osiris Therapeutics, Inc.*	26	155
Otonomy, Inc.*	31	527
OvaScience, Inc.*	39	131
PDL BioPharma, Inc.	216	473

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Pfenex, Inc.*	24	222
PharmAthene, Inc.*	81	247
Portola Pharmaceuticals, Inc.*	14	252
Progenics Pharmaceuticals, Inc.*	90	805
Protagonist Therapeutics, Inc.*	9	225
Proteostasis Therapeutics, Inc.*	9	95
Prothena Corp. plc*	46	2,715
PTC Therapeutics, Inc.*	11	123
Puma Biotechnology, Inc.*	32	1,378
Radius Health, Inc.*	13	692
REGENXBIO, Inc.*	27	601
Regulus Therapeutics, Inc.*	51	125
Repligen Corp.*	45	1,449
Retrophin, Inc.*	48	983
Rigel Pharmaceuticals, Inc.*	120	312
Sage Therapeutics, Inc.*	38	1,904
Sangamo BioSciences, Inc.*	90	288
Sarepta Therapeutics, Inc.*	50	1,713
Selecta Biosciences, Inc.*	6	123
Seres Therapeutics, Inc.*	10	100
Sorrento Therapeutics, Inc.*	32	168
Spark Therapeutics, Inc.*	25	1,375
Spectrum Pharmaceuticals, Inc.*	102	399
Stemline Therapeutics, Inc.*	23	304
Syndax Pharmaceuticals, Inc.*	5	48
Synergy Pharmaceuticals, Inc.*	238	1,252
Synthetic Biologics, Inc.*	100	80
Syros Pharmaceuticals, Inc.*	5	68
T2 Biosystems, Inc.*	20	117
TESARO, Inc.*	34	4,613
TG Therapeutics, Inc.*	32	184
Tobira Therapeutics, Inc.*(c)	10	137
Tokai Pharmaceuticals, Inc.*	12	12
Trevena, Inc.*	58	318
Trovagene, Inc.*	36	104
Ultragenyx Pharmaceutical, Inc.*	11	861
Vanda Pharmaceuticals, Inc.*	49	806
Versartis, Inc.*	35	436
Vital Therapies, Inc.*	31	158
Voyager Therapeutics, Inc.*	17	212
vTv Therapeutics, Inc., Class A*	9	47
XBiotech, Inc.*	23	322
Xencor, Inc.*	43	1,099
Zafgen, Inc.*	30	101
ZIOPHARM Oncology, Inc.*	95	616
		91,343
Building Products - 0.1%
AAON, Inc.	53	1,744
Advanced Drainage Systems, Inc.	32	650
American Woodmark Corp.*	19	1,456
Apogee Enterprises, Inc.	24	1,145
Armstrong Flooring, Inc.*	30	562
Builders FirstSource, Inc.*	109	1,206
Caesarstone Ltd.*	31	843
Continental Building Products, Inc.*	47	1,053
CSW Industrials, Inc.*	20	730
Gibraltar Industries, Inc.*	40	1,800
Griffon Corp.	38	908
Insteel Industries, Inc.	23	910
Masonite International Corp.*	23	1,490
NCI Building Systems, Inc.*	35	584
Patrick Industries, Inc.*	20	1,427
PGT, Inc.*	62	688
Ply Gem Holdings, Inc.*	29	442
Quanex Building Products Corp.	46	895
Simpson Manufacturing Co., Inc.	54	2,546
Trex Co., Inc.*	37	2,434
Universal Forest Products, Inc.	26	2,583
		26,096
Capital Markets - 0.1%
Actua Corp.*	48	650
Arlington Asset Investment Corp., Class A	29	471
Associated Capital Group, Inc., Class A	5	169
B. Riley Financial, Inc.	11	184
BGC Partners, Inc., Class A	283	2,765
Calamos Asset Management, Inc., Class A	23	157
Cohen & Steers, Inc.	27	961
Cowen Group, Inc., Class A*	134	489
Diamond Hill Investment Group, Inc.	4	837
Evercore Partners, Inc., Class A	51	3,437
FBR & Co.	7	81
Fifth Street Asset Management, Inc.	6	37
Financial Engines, Inc.	45	1,568
GAIN Capital Holdings, Inc.	49	315
GAMCO Investors, Inc., Class A	5	153
Greenhill & Co., Inc.	35	970
Hennessy Advisors, Inc.	3	102
Houlihan Lokey, Inc.	17	484
INTL. FCStone, Inc.*	21	863
Investment Technology Group, Inc.	44	820
Janus Capital Group, Inc.	108	1,458
KCG Holdings, Inc., Class A*	67	947
Ladenburg Thalmann Financial Services, Inc.*	132	320
Manning & Napier, Inc.	20	148
Medley Management, Inc., Class A	7	69
Moelis & Co., Class A	25	730
OM Asset Management plc	53	779
Oppenheimer Holdings, Inc., Class A	12	211
Piper Jaffray Cos.*	20	1,459
PJT Partners, Inc., Class A	24	707
Pzena Investment Management, Inc., Class A	20	198
Safeguard Scientifics, Inc.*	26	306
Silvercrest Asset Management Group, Inc., Class A	8	107
Stifel Financial Corp.*	57	2,842
Value Line, Inc.	1	22
Virtu Financial, Inc., Class A	32	443
Virtus Investment Partners, Inc.	7	811
Waddell & Reed Financial, Inc., Class A	12	234
Walter Investment Management Corp.*	25	143
Westwood Holdings Group, Inc.	9	535
Wins Finance Holdings, Inc.*	2	305
WisdomTree Investments, Inc.	72	796
		29,083
Chemicals - 0.2%
A Schulman, Inc.	36	1,199
AgroFresh Solutions, Inc.*	29	81
American Vanguard Corp.	36	655
Balchem Corp.	40	3,194
Calgon Carbon Corp.	65	1,151
Chase Corp.	8	645
Chemours Co. (The)	240	5,933
Chemtura Corp.*	83	2,735
Codexis, Inc.*	45	214
Ferro Corp.*	109	1,613
Flotek Industries, Inc.*	73	983
FutureFuel Corp.	32	439
GCP Applied Technologies, Inc.*	91	2,548
Hawkins, Inc.	11	534
HB Fuller Co.	64	3,007
Ingevity Corp.*	56	2,933

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Innophos Holdings, Inc.	25	1,363
Innospec, Inc.	30	1,971
KMG Chemicals, Inc.	10	338
Koppers Holdings, Inc.*	27	1,035
Kraton Corp.*	37	1,141
Kronos Worldwide, Inc.	29	362
LSB Industries, Inc.*	27	208
Minerals Technologies, Inc.	46	3,726
Olin Corp.	217	5,642
OMNOVA Solutions, Inc.*	55	528
PolyOne Corp.	46	1,517
Quaker Chemical Corp.	18	2,290
Rayonier Advanced Materials, Inc.	56	777
Sensient Technologies Corp.	58	4,529
Stepan Co.	26	2,110
TerraVia Holdings, Inc.*	103	139
Trecora Resources*	26	313
Tredegar Corp.	33	736
Trinseo SA	36	2,108
Tronox Ltd., Class A	84	953
Valhi, Inc.	32	99
		59,749
Commercial Services & Supplies - 0.2%
ABM Industries, Inc.	74	3,256
ACCO Brands Corp.*	139	1,731
Aqua Metals, Inc.*	15	184
ARC Document Solutions, Inc.*	54	241
Brady Corp., Class A	59	2,168
Brink’s Co. (The)	58	2,343
Casella Waste Systems, Inc., Class A*	51	646
CECO Environmental Corp.	37	525
CompX International, Inc.	2	25
Deluxe Corp.	63	4,265
Ennis, Inc.	33	533
Essendant, Inc.	16	310
G&K Services, Inc., Class A	26	2,494
Healthcare Services Group, Inc.	91	3,544
Heritage-Crystal Clean, Inc.*	18	293
Herman Miller, Inc.	79	2,568
HNI Corp.	59	3,113
InnerWorkings, Inc.*	51	472
Interface, Inc.	62	1,079
Kimball International, Inc., Class B	49	735
Knoll, Inc.	62	1,644
Matthews International Corp., Class A	43	3,128
McGrath RentCorp	30	1,108
Mobile Mini, Inc.	25	768
MSA Safety, Inc.	39	2,424
Multi-Color Corp.	19	1,366
NL Industries, Inc.*	10	62
Quad/Graphics, Inc.	37	1,041
SP Plus Corp.*	23	638
Steelcase, Inc., Class A	65	1,011
Team, Inc.*	37	1,269
Tetra Tech, Inc.	76	3,257
TRC Cos., Inc.*	25	243
UniFirst Corp.	21	2,968
US Ecology, Inc.	28	1,301
Viad Corp.	26	1,141
VSE Corp.	10	387
West Corp.	27	644
		54,925
Communications Equipment - 0.1%
ADTRAN, Inc.	63	1,282
Aerohive Networks, Inc.*	31	171
Applied Optoelectronics, Inc.*	22	545
Bel Fuse, Inc., Class B	11	322
Black Box Corp.	20	307
CalAmp Corp.*	48	698
Calix, Inc.*	54	408
Ciena Corp.*	112	2,402
Clearfield, Inc.*	16	307
Comtech Telecommunications Corp.	29	334
Digi International, Inc.*	33	442
EMCORE Corp.	33	211
Extreme Networks, Inc.*	135	571
Finisar Corp.*	140	4,652
Harmonic, Inc.*	101	470
Infinera Corp.*	57	485
InterDigital, Inc.	46	3,643
Ixia*	84	1,155
KVH Industries, Inc.*	21	229
Lumentum Holdings, Inc.*	65	2,607
NETGEAR, Inc.*	44	2,363
NetScout Systems, Inc.*	41	1,279
Oclaro, Inc.*	145	1,296
Plantronics, Inc.	45	2,332
ShoreTel, Inc.*	87	609
Silicom Ltd.	7	275
Sonus Networks, Inc.*	61	368
Ubiquiti Networks, Inc.*	33	1,847
ViaSat, Inc.*	58	4,134
Viavi Solutions, Inc.*	306	2,402
		38,146
Construction & Engineering - 0.1%
Aegion Corp.*	47	1,137
Ameresco, Inc., Class A*	28	167
Argan, Inc.	19	1,149
Comfort Systems USA, Inc.	49	1,578
Dycom Industries, Inc.*	39	2,856
EMCOR Group, Inc.	79	5,480
Granite Construction, Inc.	52	3,067
Great Lakes Dredge & Dock Corp.*	78	332
HC2 Holdings, Inc.*	45	214
IES Holdings, Inc.*	9	177
Layne Christensen Co.*	24	255
MasTec, Inc.*	86	3,264
MYR Group, Inc.*	20	749
NV5 Global, Inc.*	9	329
Orion Group Holdings, Inc.*	34	339
Primoris Services Corp.	53	1,215
Tutor Perini Corp.*	50	1,305
		23,613
Construction Materials - 0.0%(b)
Headwaters, Inc.*	94	2,228
Summit Materials, Inc., Class A*	101	2,401
United States Lime & Minerals, Inc.	2	145
US Concrete, Inc.*	20	1,137
		5,911
Consumer Finance - 0.0%(b)
Encore Capital Group, Inc.*	14	385
Enova International, Inc.*	34	396
EZCORP, Inc., Class A*	65	757
FirstCash, Inc.	61	2,800
Green Dot Corp., Class A*	56	1,350
LendingClub Corp.*	427	2,417
Nelnet, Inc., Class A	27	1,362
PRA Group, Inc.*	14	503
Regional Management Corp.*	12	296
World Acceptance Corp.*	7	394
		10,660
Containers & Packaging - 0.0%(b)
AEP Industries, Inc.	5	589
Greif, Inc., Class A	33	1,695
Greif, Inc., Class B	7	469

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Multi Packaging Solutions International Ltd.*	28	391
Myers Industries, Inc.	28	396
UFP Technologies, Inc.*	7	176
		3,716
Distributors - 0.0%(b)
Core-Mark Holding Co., Inc.	11	402
Weyco Group, Inc.	8	230
		632
Diversified Consumer Services - 0.1%
American Public Education, Inc.*	21	485
Apollo Education Group, Inc.*	111	1,047
Ascent Capital Group, Inc., Class A*	12	217
Bridgepoint Education, Inc.*	24	244
Bright Horizons Family Solutions, Inc.*	57	3,923
Cambium Learning Group, Inc.*	19	95
Capella Education Co.	16	1,396
Career Education Corp.*	87	869
Carriage Services, Inc.	20	543
Chegg, Inc.*	106	857
Collectors Universe, Inc.	9	180
DeVry Education Group, Inc.	82	2,448
Grand Canyon Education, Inc.*	58	3,312
Houghton Mifflin Harcourt Co.*	35	387
K12, Inc.*	45	660
Liberty Tax, Inc.	8	98
LifeLock, Inc.*	110	2,619
Regis Corp.*	49	661
Sotheby’s*	63	2,461
Strayer Education, Inc.*	12	879
Weight Watchers International, Inc.*	35	368
		23,749
Diversified Financial Services - 0.0%(b)
BBX Capital Corp., Class A*	4	87
FNFV Group*	85	1,088
Marlin Business Services Corp.	10	204
NewStar Financial, Inc.*	31	263
On Deck Capital, Inc.*	62	285
PICO Holdings, Inc.*	28	400
Tiptree Financial, Inc., Class A	30	194
		2,521
Diversified Telecommunication Services - 0.1%
ATN International, Inc.	12	868
Cincinnati Bell, Inc.*	55	1,133
Cogent Communications Holdings, Inc.	54	2,022
Consolidated Communications Holdings, Inc.	64	1,829
FairPoint Communications, Inc.*	28	466
General Communication, Inc., Class A*	37	624
Globalstar, Inc.*	93	73
Hawaiian Telcom Holdco, Inc.*	7	160
IDT Corp., Class B	23	487
Inteliquent, Inc.	44	996
Intelsat SA*	40	165
Iridium Communications, Inc.*	108	950
Lumos Networks Corp.*	25	364
ORBCOMM, Inc.*	84	706
pdvWireless, Inc.*	11	260
Straight Path Communications, Inc., Class B*	11	264
Vonage Holdings Corp.*	249	1,641
Windstream Holdings, Inc.	127	941
		13,949
Electric Utilities - 0.1%
ALLETE, Inc.	64	3,956
El Paso Electric Co.	53	2,388
Empire District Electric Co. (The)	57	1,940
Genie Energy Ltd., Class B*	18	103
IDACORP, Inc.	65	4,950
MGE Energy, Inc.	47	2,782
Otter Tail Corp.	50	1,918
PNM Resources, Inc.	105	3,318
Portland General Electric Co.	116	4,826
Spark Energy, Inc., Class A	6	153
		26,334
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	7	150
American Superconductor Corp.*	17	132
Atkore International Group, Inc.*	17	365
AZZ, Inc.	33	2,148
Babcock & Wilcox Enterprises, Inc.*	6	96
Encore Wire Corp.	26	1,105
Energous Corp.*	20	317
EnerSys	57	4,536
FuelCell Energy, Inc.*	36	81
Generac Holdings, Inc.*	85	3,483
General Cable Corp.	62	1,163
LSI Industries, Inc.	31	304
Plug Power, Inc.*	234	319
Powell Industries, Inc.	10	430
Power Solutions International, Inc.*	6	78
Preformed Line Products Co.	3	168
Sunrun, Inc.*	83	423
Thermon Group Holdings, Inc.*	43	827
TPI Composites, Inc.*	7	106
Vicor Corp.*	22	321
		16,552
Electronic Equipment, Instruments & Components - 0.2%
Agilysys, Inc.*	21	214
Anixter International, Inc.*	37	2,892
AVX Corp.	60	911
Badger Meter, Inc.	10	363
Belden, Inc.	55	4,065
Benchmark Electronics, Inc.*	64	1,814
Coherent, Inc.*	31	4,045
Control4 Corp.*	26	297
CTS Corp.	39	862
Daktronics, Inc.	49	504
DTS, Inc.	23	977
Electro Scientific Industries, Inc.*	35	182
ePlus, Inc.*	7	778
Fabrinet*	47	2,012
FARO Technologies, Inc.*	22	801
II-VI, Inc.*	78	2,356
Insight Enterprises, Inc.*	49	1,716
InvenSense, Inc.*	76	581
Itron, Inc.*	45	2,889
Kimball Electronics, Inc.*	36	628
Knowles Corp.*	115	1,843
Littelfuse, Inc.	29	4,228
Maxwell Technologies, Inc.*	40	200
Mesa Laboratories, Inc.	3	372
Methode Electronics, Inc.	48	1,774
MTS Systems Corp.	22	1,185
Novanta, Inc.*	40	810
OSI Systems, Inc.*	23	1,741
Park Electrochemical Corp.	25	453
PC Connection, Inc.	16	429
Plexus Corp.*	45	2,300
Radisys Corp.*	47	196
Rogers Corp.*	24	1,784
Sanmina Corp.*	94	3,088
ScanSource, Inc.*	32	1,211
SYNNEX Corp.	37	4,326

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Systemax, Inc.	16	138
Tech Data Corp.*	47	3,989
TTM Technologies, Inc.*	93	1,262
Universal Display Corp.*	54	2,951
Vishay Intertechnology, Inc.	177	2,682
Vishay Precision Group, Inc.*	17	310
		66,159
Energy Equipment & Services - 0.1%
Archrock, Inc.	90	1,210
Atwood Oceanics, Inc.	18	170
Bristow Group, Inc.	13	203
CARBO Ceramics, Inc.*	26	214
Dawson Geophysical Co.*	26	204
Era Group, Inc.*	26	304
Exterran Corp.*	40	804
Fairmount Santrol Holdings, Inc.*	103	992
Forum Energy Technologies, Inc.*	79	1,718
Geospace Technologies Corp.*	18	381
Helix Energy Solutions Group, Inc.*	132	1,379
Hornbeck Offshore Services, Inc.*	34	174
Independence Contract Drilling, Inc.*	38	214
Matrix Service Co.*	34	709
McDermott International, Inc.*	314	2,160
Natural Gas Services Group, Inc.*	17	484
Newpark Resources, Inc.*	108	794
Oil States International, Inc.*	66	2,366
Parker Drilling Co.*	158	340
PHI, Inc.*	17	257
Pioneer Energy Services Corp.*	83	415
RigNet, Inc.*	18	311
SEACOR Holdings, Inc.*	22	1,364
Seadrill Ltd.*	493	1,375
Tesco Corp.*	60	465
TETRA Technologies, Inc.*	117	635
Tidewater, Inc.	16	37
Unit Corp.*	65	1,580
US Silica Holdings, Inc.	83	4,201
Willbros Group, Inc.*	56	145
		25,605
Equity Real Estate Investment Trusts (REITs) - 0.5%
Acadia Realty Trust	105	3,471
Agree Realty Corp.	29	1,302
Alexander’s, Inc.	2	855
American Assets Trust, Inc.	51	2,043
Armada Hoffler Properties, Inc.	45	632
Ashford Hospitality Prime, Inc.	30	385
Ashford Hospitality Trust, Inc.	103	724
Bluerock Residential Growth REIT, Inc.	25	316
CareTrust REIT, Inc.	76	1,075
CatchMark Timber Trust, Inc., Class A	51	558
CBL & Associates Properties, Inc.	220	2,609
Cedar Realty Trust, Inc.	108	697
Chatham Lodging Trust	28	537
Chesapeake Lodging Trust	38	901
City Office REIT, Inc.	28	351
Colony Starwood Homes	85	2,597
Community Healthcare Trust, Inc.	18	392
CorEnergy Infrastructure Trust, Inc.	17	556
CoreSite Realty Corp.	45	3,174
Cousins Properties, Inc.	151	1,194
DiamondRock Hospitality Co.	74	784
DuPont Fabros Technology, Inc.	99	4,025
Easterly Government Properties, Inc.	44	854
EastGroup Properties, Inc.	40	2,732
Education Realty Trust, Inc.	94	3,816
Farmland Partners, Inc.	17	189
FelCor Lodging Trust, Inc.	100	726
First Industrial Realty Trust, Inc.	150	3,968
First Potomac Realty Trust	76	747
Four Corners Property Trust, Inc.	79	1,515
Franklin Street Properties Corp.	136	1,708
GEO Group, Inc. (The)	30	998
Getty Realty Corp.	33	793
Gladstone Commercial Corp.	29	533
Global Medical REIT, Inc.	21	154
Global Net Lease, Inc.	24	182
Government Properties Income Trust	91	1,710
Gramercy Property Trust	551	4,816
Healthcare Realty Trust, Inc.	148	4,348
Hersha Hospitality Trust	29	585
Hudson Pacific Properties, Inc.	121	4,219
Independence Realty Trust, Inc.	53	453
InfraREIT, Inc.	52	891
Investors Real Estate Trust	159	1,000
iStar, Inc.*	89	1,088
Kite Realty Group Trust	108	2,597
LaSalle Hotel Properties	35	982
Lexington Realty Trust	300	3,099
LTC Properties, Inc.	50	2,273
Mack-Cali Realty Corp.	116	3,138
Medical Properties Trust, Inc.	309	3,683
Monmouth Real Estate Investment Corp.	82	1,151
Monogram Residential Trust, Inc.	220	2,317
National Health Investors, Inc.	49	3,467
National Storage Affiliates Trust	47	967
New Senior Investment Group, Inc.	101	1,024
New York REIT, Inc.	216	2,082
NexPoint Residential Trust, Inc.	24	471
NorthStar Realty Europe Corp.	78	837
One Liberty Properties, Inc.	18	440
Parkway, Inc.*	56	1,098
Pebblebrook Hotel Trust	15	431
Pennsylvania REIT	88	1,687
Physicians Realty Trust	175	3,171
Potlatch Corp.	53	2,177
Preferred Apartment Communities, Inc., Class A	29	395
PS Business Parks, Inc.	26	2,905
QTS Realty Trust, Inc., Class A	60	2,808
RAIT Financial Trust	119	365
Ramco-Gershenson Properties Trust	104	1,765
Retail Opportunity Investments Corp.	140	2,890
Rexford Industrial Realty, Inc.	85	1,878
RLJ Lodging Trust	26	593
Ryman Hospitality Properties, Inc.	57	3,357
Sabra Health Care REIT, Inc.	84	1,859
Saul Centers, Inc.	11	698
Select Income REIT	83	2,029
Seritage Growth Properties, Class A	32	1,525
Silver Bay Realty Trust Corp.	45	786
STAG Industrial, Inc.	89	2,101
Summit Hotel Properties, Inc.	113	1,607
Sunstone Hotel Investors, Inc.	166	2,414
Terreno Realty Corp.	59	1,606
Tier REIT, Inc.	62	996
UMH Properties, Inc.	31	407
Universal Health Realty Income Trust	17	1,008
Urban Edge Properties	116	3,142
Urstadt Biddle Properties, Inc., Class A	37	838
Washington Prime Group, Inc.	243	2,435
Washington REIT	94	2,920
Whitestone REIT	33	443
Xenia Hotels & Resorts, Inc.	135	2,363
		150,428

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Food & Staples Retailing - 0.0%(b)
Andersons, Inc. (The)	34	1,338
Chefs’ Warehouse, Inc. (The)*	25	324
Ingles Markets, Inc., Class A	19	872
Natural Grocers by Vitamin Cottage, Inc.*	11	116
Performance Food Group Co.*	50	1,055
PriceSmart, Inc.	26	2,374
Smart & Final Stores, Inc.*	30	405
SpartanNash Co.	49	1,774
SUPERVALU, Inc.*	106	492
United Natural Foods, Inc.*	40	1,878
Village Super Market, Inc., Class A	8	276
Weis Markets, Inc.	11	613
		11,517
Food Products - 0.1%
AdvancePierre Foods Holdings, Inc.	28	758
Alico, Inc.	4	109
Amplify Snack Brands, Inc.*	37	351
B&G Foods, Inc.	85	3,638
Calavo Growers, Inc.	21	1,133
Cal-Maine Foods, Inc.	16	651
Darling Ingredients, Inc.*	215	2,905
Dean Foods Co.	119	2,363
Farmer Brothers Co.*	9	314
Fresh Del Monte Produce, Inc.	44	2,728
Freshpet, Inc.*	29	268
Inventure Foods, Inc.*	25	226
J&J Snack Foods Corp.	20	2,429
John B Sanfilippo & Son, Inc.	10	637
Lancaster Colony Corp.	25	3,388
Landec Corp.*	34	486
Lifeway Foods, Inc.*	5	58
Limoneira Co.	17	305
Omega Protein Corp.*	28	671
Sanderson Farms, Inc.	26	2,097
Seneca Foods Corp., Class A*	8	301
Snyder’s-Lance, Inc.	106	3,950
Tootsie Roll Industries, Inc.	23	868
		30,634
Gas Utilities - 0.1%
Chesapeake Utilities Corp.	20	1,296
Delta Natural Gas Co., Inc.	8	204
New Jersey Resources Corp.	112	3,858
Northwest Natural Gas Co.	35	2,006
ONE Gas, Inc.	67	4,021
South Jersey Industries, Inc.	89	2,937
Southwest Gas Corp.	61	4,522
Spire, Inc.	58	3,743
WGL Holdings, Inc.	65	4,716
		27,303
Health Care Equipment & Supplies - 0.2%
Abaxis, Inc.	28	1,445
Accuray, Inc.*	105	530
Analogic Corp.	17	1,567
AngioDynamics, Inc.*	34	554
Anika Therapeutics, Inc.*	19	887
AtriCure, Inc.*	40	720
Atrion Corp.	2	981
Avinger, Inc.*	12	47
AxoGen, Inc.*	31	259
Cantel Medical Corp.	48	3,915
Cardiovascular Systems, Inc.*	40	968
Cerus Corp.*	133	694
ConforMIS, Inc.*	48	431
CONMED Corp.	35	1,525
Corindus Vascular Robotics, Inc.*	73	50
CryoLife, Inc.*	40	786
Cutera, Inc.*	17	278
Cynosure, Inc., Class A*	31	1,406
Endologix, Inc.*	106	779
Entellus Medical, Inc.*	9	166
Exactech, Inc.*	12	301
GenMark Diagnostics, Inc.*	53	616
Glaukos Corp.*	22	687
Globus Medical, Inc., Class A*	90	1,948
Haemonetics Corp.*	65	2,576
Halyard Health, Inc.*	60	2,229
ICU Medical, Inc.*	20	3,005
Inogen, Inc.*	22	1,417
Insulet Corp.*	76	2,557
Integer Holdings Corp.*	22	622
Integra LifeSciences Holdings Corp.*	38	3,070
Invacare Corp.	23	265
InVivo Therapeutics Holdings Corp.*	43	213
iRadimed Corp.*	5	55
IRIDEX Corp.*	9	142
K2M Group Holdings, Inc.*	33	620
LeMaitre Vascular, Inc.	19	431
Masimo Corp.*	53	3,279
Meridian Bioscience, Inc.	54	934
Merit Medical Systems, Inc.*	56	1,319
Natus Medical, Inc.*	44	1,753
Neogen Corp.*	48	3,037
Nevro Corp.*	31	2,357
Novocure Ltd.*	65	504
NuVasive, Inc.*	64	4,154
NxStage Medical, Inc.*	83	2,052
OraSure Technologies, Inc.*	72	607
Orthofix International NV*	23	866
Oxford Immunotec Global plc*	29	428
Penumbra, Inc.*	33	2,043
Quidel Corp.*	34	780
Rockwell Medical, Inc.*	42	273
RTI Surgical, Inc.*	76	220
Second Sight Medical Products, Inc.*	20	41
Senseonics Holdings, Inc.*	35	100
Spectranetics Corp. (The)*	56	1,224
STAAR Surgical Co.*	53	575
Surmodics, Inc.*	18	431
Tactile Systems Technology, Inc.*	5	82
Tandem Diabetes Care, Inc.*	25	61
TransEnterix, Inc.*	90	137
Utah Medical Products, Inc.	4	273
Vascular Solutions, Inc.*	23	1,267
Veracyte, Inc.*	19	145
ViewRay, Inc.*	8	26
Wright Medical Group NV*	135	3,110
Zeltiq Aesthetics, Inc.*	47	2,068
		72,888
Health Care Providers & Services - 0.1%
AAC Holdings, Inc.*	12	101
Aceto Corp.	37	756
Addus HomeCare Corp.*	9	312
Adeptus Health, Inc., Class A*	8	67
Air Methods Corp.*	39	1,275
Almost Family, Inc.*	9	362
Amedisys, Inc.*	36	1,422
American Renal Associates Holdings, Inc.*	10	244
AMN Healthcare Services, Inc.*	61	2,031
BioScrip, Inc.*	146	166
BioTelemetry, Inc.*	34	661
Capital Senior Living Corp.*	36	561
Chemed Corp.	22	3,277
Civitas Solutions, Inc.*	21	352
Community Health Systems, Inc.*	15	82

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
CorVel Corp.*	11	354
Cross Country Healthcare, Inc.*	43	617
Diplomat Pharmacy, Inc.*	35	496
Ensign Group, Inc. (The)	24	519
Genesis Healthcare, Inc.*	49	176
HealthEquity, Inc.*	56	2,494
HealthSouth Corp.	115	4,792
Healthways, Inc.*	40	928
Kindred Healthcare, Inc.	54	359
Landauer, Inc.	11	544
LHC Group, Inc.*	20	841
Magellan Health, Inc.*	32	2,330
Molina Healthcare, Inc.*	56	2,960
National HealthCare Corp.	16	1,098
National Research Corp., Class A	10	160
Nobilis Health Corp.*	73	171
Owens & Minor, Inc.	82	2,781
PharMerica Corp.*	37	890
Providence Service Corp. (The)*	18	661
Quorum Health Corp.*	3	17
RadNet, Inc.*	49	304
Select Medical Holdings Corp.*	139	1,689
Surgery Partners, Inc.*	25	369
Surgical Care Affiliates, Inc.*	34	1,430
Team Health Holdings, Inc.*	12	511
Teladoc, Inc.*	27	495
Triple-S Management Corp., Class B*	30	668
U.S. Physical Therapy, Inc.	17	1,088
Universal American Corp.*	59	592
		42,003
Health Care Technology - 0.0%(b)
Castlight Health, Inc., Class B*	53	246
Computer Programs & Systems, Inc.	11	265
Cotiviti Holdings, Inc.*	18	536
Evolent Health, Inc., Class A*	21	395
HealthStream, Inc.*	33	827
HMS Holdings Corp.*	110	2,015
Medidata Solutions, Inc.*	73	4,032
NantHealth, Inc.*	8	92
Omnicell, Inc.*	47	1,685
Quality Systems, Inc.	65	853
Vocera Communications, Inc.*	32	582
		11,528
Hotels, Restaurants & Leisure - 0.2%
Belmond Ltd., Class A*	109	1,412
Biglari Holdings, Inc.*	1	469
BJ’s Restaurants, Inc.*	18	668
Bloomin’ Brands, Inc.	147	2,734
Bob Evans Farms, Inc.	26	1,161
Bojangles’, Inc.*	11	197
Boyd Gaming Corp.*	108	2,035
Buffalo Wild Wings, Inc.*	17	2,866
Caesars Acquisition Co., Class A*	61	732
Caesars Entertainment Corp.*	75	562
Carrols Restaurant Group, Inc.*	46	626
Century Casinos, Inc.*	28	193
Cheesecake Factory, Inc. (The)	59	3,491
Churchill Downs, Inc.	19	2,909
Chuy’s Holdings, Inc.*	22	690
ClubCorp Holdings, Inc.	84	1,092
Cracker Barrel Old Country Store, Inc.	25	4,069
Dave & Buster’s Entertainment, Inc.*	50	2,343
Del Frisco’s Restaurant Group, Inc.*	31	533
Del Taco Restaurants, Inc.*	30	436
Denny’s Corp.*	100	1,209
DineEquity, Inc.	23	1,922
El Pollo Loco Holdings, Inc.*	27	340
Eldorado Resorts, Inc.*	36	495
Empire Resorts, Inc.*	4	87
Fiesta Restaurant Group, Inc.*	20	573
Fogo De Chao, Inc.*	6	83
Golden Entertainment, Inc.	12	149
Habit Restaurants, Inc. (The), Class A*	19	319
ILG, Inc.	147	2,656
International Speedway Corp., Class A	34	1,251
Intrawest Resorts Holdings, Inc.*	22	386
Isle of Capri Casinos, Inc.*	32	717
J Alexander’s Holdings, Inc.*	19	180
Jack in the Box, Inc.	44	4,577
Jamba, Inc.*	18	179
Kona Grill, Inc.*	9	111
La Quinta Holdings, Inc.*	30	364
Lindblad Expeditions Holdings, Inc.*	20	191
Luby’s, Inc.*	26	111
Marcus Corp. (The)	25	750
Marriott Vacations Worldwide Corp.	29	2,252
Monarch Casino & Resort, Inc.*	12	299
Nathan’s Famous, Inc.*	4	247
Noodles & Co.*	16	67
Papa John’s International, Inc.	35	3,093
Penn National Gaming, Inc.*	96	1,275
Pinnacle Entertainment, Inc.*	72	981
Planet Fitness, Inc., Class A	25	507
Popeyes Louisiana Kitchen, Inc.*	28	1,677
Potbelly Corp.*	31	423
Red Lion Hotels Corp.*	19	167
Red Robin Gourmet Burgers, Inc.*	13	669
Red Rock Resorts, Inc., Class A	38	871
Ruby Tuesday, Inc.*	78	236
Ruth’s Hospitality Group, Inc.	40	680
Scientific Games Corp., Class A*	66	974
SeaWorld Entertainment, Inc.	87	1,470
Shake Shack, Inc., Class A*	21	774
Sonic Corp.	34	887
Speedway Motorsports, Inc.	17	348
Texas Roadhouse, Inc.	86	4,033
Wingstop, Inc.	21	644
Zoe’s Kitchen, Inc.*	14	345
		68,787
Household Durables - 0.1%
Bassett Furniture Industries, Inc.	12	349
Beazer Homes USA, Inc.*	40	539
Cavco Industries, Inc.*	10	945
Century Communities, Inc.*	21	436
CSS Industries, Inc.	10	272
Ethan Allen Interiors, Inc.	32	1,104
Flexsteel Industries, Inc.	8	439
GoPro, Inc., Class A*	132	1,317
Green Brick Partners, Inc.*	30	274
Helen of Troy Ltd.*	36	3,064
Hooker Furniture Corp.	16	437
Hovnanian Enterprises, Inc., Class A*	160	315
Installed Building Products, Inc.*	26	1,079
iRobot Corp.*	34	1,938
KB Home	109	1,727
La-Z-Boy, Inc.	36	963
LGI Homes, Inc.*	21	686
Libbey, Inc.	29	555
Lifetime Brands, Inc.	16	267
M/I Homes, Inc.*	31	724
MDC Holdings, Inc.	52	1,398
Meritage Homes Corp.*	50	1,802
NACCO Industries, Inc., Class A	5	475
New Home Co., Inc. (The)*	18	207

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Taylor Morrison Home Corp., Class A*	38	753
TopBuild Corp.*	6	218
TRI Pointe Group, Inc.*	194	2,254
UCP, Inc., Class A*	9	98
Universal Electronics, Inc.*	19	1,280
WCI Communities, Inc.*	28	651
William Lyon Homes, Class A*	31	614
ZAGG, Inc.*	35	231
		27,411
Household Products - 0.0%(b)
Central Garden & Pet Co.*	12	347
Central Garden & Pet Co., Class A*	45	1,232
HRG Group, Inc.*	156	2,427
Oil-Dri Corp. of America	6	238
Orchids Paper Products Co.	11	274
WD-40 Co.	19	2,050
		6,568
Independent Power and Renewable Electricity Producers - 0.0%(b)
Atlantic Power Corp.*	160	424
Atlantica Yield plc	77	1,395
Dynegy, Inc.*	53	459
NRG Yield, Inc., Class A	47	686
NRG Yield, Inc., Class C	83	1,274
Ormat Technologies, Inc.	51	2,439
Pattern Energy Group, Inc.	86	1,688
Talen Energy Corp.*	110	1,536
TerraForm Global, Inc., Class A	118	448
TerraForm Power, Inc., Class A*	114	1,440
Vivint Solar, Inc.*	29	84
		11,873
Industrial Conglomerates - 0.0%(b)
Raven Industries, Inc.	48	1,202

Insurance - 0.2%
Ambac Financial Group, Inc.*	58	1,421
American Equity Investment Life Holding Co.*	67	1,389
AMERISAFE, Inc.	25	1,589
Argo Group International Holdings Ltd.	37	2,348
Atlas Financial Holdings, Inc.*	12	203
Baldwin & Lyons, Inc., Class B	10	265
Blue Capital Reinsurance Holdings Ltd.	7	126
Citizens, Inc.*	60	553
CNO Financial Group, Inc.	98	1,754
Crawford & Co., Class B	17	225
Donegal Group, Inc., Class A	10	160
eHealth, Inc.*	24	244
EMC Insurance Group, Inc.	10	276
Employers Holdings, Inc.	43	1,520
Enstar Group Ltd.*	16	3,146
FBL Financial Group, Inc., Class A	11	842
Federated National Holding Co.	18	313
Ferroglobe Representation and Warranty Insurance Trust (Unit)*(c)	85	—
Fidelity & Guaranty Life	17	401
Genworth Financial, Inc., Class A*	657	2,812
Global Indemnity Ltd.*	10	374
Greenlight Capital Re Ltd., Class A*	37	842
Hallmark Financial Services, Inc.*	19	203
HCI Group, Inc.	10	323
Heritage Insurance Holdings, Inc.	34	491
Horace Mann Educators Corp.	53	2,128
Independence Holding Co.	8	159
Infinity Property & Casualty Corp.	16	1,380
Investors Title Co.	2	247
James River Group Holdings Ltd.	20	780
Kemper Corp.	52	2,129
Kinsale Capital Group, Inc.	8	228
Maiden Holdings Ltd.	78	1,201
MBIA, Inc.*	171	1,777
National General Holdings Corp.	62	1,401
National Western Life Group, Inc., Class A	3	784
Navigators Group, Inc. (The)	16	1,686
OneBeacon Insurance Group Ltd., Class A	26	399
Patriot National, Inc.*	16	99
Primerica, Inc.	61	4,313
RLI Corp.	50	3,002
Safety Insurance Group, Inc.	20	1,407
Selective Insurance Group, Inc.	75	3,083
State Auto Financial Corp.	21	542
State National Cos., Inc.	38	510
Stewart Information Services Corp.	30	1,423
Third Point Reinsurance Ltd.*	86	1,019
Trupanion, Inc.*	20	333
United Fire Group, Inc.	28	1,271
United Insurance Holdings Corp.	23	312
Universal Insurance Holdings, Inc.	44	1,056
WMIH Corp.*	266	452
		54,941
Internet & Direct Marketing Retail - 0.0%(b)
1-800-Flowers.com, Inc., Class A*	33	348
Blue Nile, Inc.	16	645
Duluth Holdings, Inc., Class B*	11	369
Etsy, Inc.*	137	1,699
FTD Cos., Inc.*	23	526
Gaia, Inc.*	8	68
HSN, Inc.	21	800
Lands’ End, Inc.*	20	355
Liberty Interactive Corp. QVC Group, Class A*	1	21
Liberty TripAdvisor Holdings, Inc., Class A*	63	1,011
Nutrisystem, Inc.	37	1,360
Overstock.com, Inc.*	18	305
PetMed Express, Inc.	26	567
Shutterfly, Inc.*	46	2,331
Wayfair, Inc., Class A*	20	729
		11,134
Internet Software & Services - 0.2%
2U, Inc.*	49	1,620
Alarm.com Holdings, Inc.*	12	355
Amber Road, Inc.*	24	279
Angie’s List, Inc.*	52	447
Appfolio, Inc., Class A*	9	197
Autobytel, Inc.*	10	139
Bankrate, Inc.*	61	625
Bazaarvoice, Inc.*	107	567
Benefitfocus, Inc.*	18	491
Blucora, Inc.*	52	736
Box, Inc., Class A*	63	959
Brightcove, Inc.*	38	315
Carbonite, Inc.*	24	444
Care.com, Inc.*	19	162
ChannelAdvisor Corp.*	30	432
Cimpress NV*	32	2,782
comScore, Inc.*	21	610
Cornerstone OnDemand, Inc.*	65	2,334
DHI Group, Inc.*	64	390
EarthLink Holdings Corp.	82	433
Endurance International Group Holdings, Inc.*	56	445
Envestnet, Inc.*	54	1,949

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Everyday Health, Inc.*	36	376
Five9, Inc.*	44	697
Global Sources Ltd.*	10	90
Gogo, Inc.*	33	310
GrubHub, Inc.*	106	3,925
GTT Communications, Inc.*	34	864
Hortonworks, Inc.*	6	55
Instructure, Inc.*	12	235
Intralinks Holdings, Inc.*	54	606
j2 Global, Inc.	61	4,484
Limelight Networks, Inc.*	91	193
Liquidity Services, Inc.*	32	294
LivePerson, Inc.*	71	568
LogMeIn, Inc.	32	3,227
Marchex, Inc., Class B*	45	118
MeetMe, Inc.*	54	260
MINDBODY, Inc., Class A*	20	432
New Relic, Inc.*	29	920
NIC, Inc.	83	2,083
Numerex Corp., Class A*	19	152
Q2 Holdings, Inc.*	33	974
QuinStreet, Inc.*	49	156
Quotient Technology, Inc.*	84	1,075
RealNetworks, Inc.*	30	140
Reis, Inc.	10	219
RetailMeNot, Inc.*	51	469
Rightside Group Ltd.*	17	133
Shutterstock, Inc.*	25	1,177
SPS Commerce, Inc.*	22	1,524
Stamps.com, Inc.*	22	2,336
TechTarget, Inc.*	21	177
TrueCar, Inc.*	72	891
Web.com Group, Inc.*	30	479
WebMD Health Corp.*	49	2,614
Xactly Corp.*	30	423
XO Group, Inc.*	33	610
		49,997
IT Services - 0.1%
Acxiom Corp.*	102	2,706
ALJ Regional Holdings, Inc.*	25	109
Blackhawk Network Holdings, Inc.*	43	1,548
CACI International, Inc., Class A*	31	4,011
Cardtronics plc, Class A*	58	2,869
Cass Information Systems, Inc.	16	1,120
Convergys Corp.	115	2,975
CSG Systems International, Inc.	43	1,914
Datalink Corp.*	26	291
EPAM Systems, Inc.*	51	3,361
EVERTEC, Inc.	83	1,515
ExlService Holdings, Inc.*	44	2,093
Forrester Research, Inc.	12	491
Hackett Group, Inc. (The)	29	515
Information Services Group, Inc.*	39	137
Lionbridge Technologies, Inc.*	75	377
ManTech International Corp., Class A	32	1,376
MAXIMUS, Inc.	44	2,433
MoneyGram International, Inc.*	37	404
NCI, Inc., Class A	7	92
NeuStar, Inc., Class A*	72	1,746
Perficient, Inc.*	47	846
PFSweb, Inc.*	20	159
Planet Payment, Inc.*	55	221
Science Applications International Corp.	55	4,541
ServiceSource International, Inc.*	80	474
Sykes Enterprises, Inc.*	51	1,437
Syntel, Inc.	21	407
TeleTech Holdings, Inc.	22	633
Travelport Worldwide Ltd.	149	2,086
Unisys Corp.*	64	950
Virtusa Corp.*	13	289
		44,126
Leisure Products - 0.0%(b)
Arctic Cat, Inc.*	18	274
Callaway Golf Co.	122	1,482
Escalade, Inc.	12	165
JAKKS Pacific, Inc.*	21	148
Johnson Outdoors, Inc., Class A	6	251
Malibu Boats, Inc., Class A*	24	437
Marine Products Corp.	16	181
MCBC Holdings, Inc.	9	121
Nautilus, Inc.*	39	671
Smith & Wesson Holding Corp.*	73	1,703
Sturm Ruger & Co., Inc.	25	1,285
		6,718
Life Sciences Tools & Services - 0.0%(b)
Accelerate Diagnostics, Inc.*	30	749
Albany Molecular Research, Inc.*	33	556
Cambrex Corp.*	23	1,152
ChromaDex Corp.*	36	88
Enzo Biochem, Inc.*	52	355
Fluidigm Corp.*	21	135
INC Research Holdings, Inc., Class A*	54	2,673
Luminex Corp.*	52	1,057
Medpace Holdings, Inc.*	9	321
NanoString Technologies, Inc.*	20	440
NeoGenomics, Inc.*	68	608
Pacific Biosciences of California, Inc.*	105	799
PAREXEL International Corp.*	36	2,124
PRA Health Sciences, Inc.*	31	1,665
		12,722
Machinery - 0.3%
Actuant Corp., Class A	77	1,998
Alamo Group, Inc.	11	804
Albany International Corp., Class A	36	1,681
Altra Industrial Motion Corp.	32	1,120
American Railcar Industries, Inc.	9	404
Astec Industries, Inc.	25	1,658
Barnes Group, Inc.	64	2,957
Blue Bird Corp.*	6	98
Briggs & Stratton Corp.	55	1,140
Chart Industries, Inc.*	39	1,386
CIRCOR International, Inc.	22	1,394
CLARCOR, Inc.	61	4,298
Columbus McKinnon Corp.	26	684
DMC Global, Inc.	19	311
Douglas Dynamics, Inc.	29	927
Energy Recovery, Inc.*	46	501
EnPro Industries, Inc.	28	1,702
ESCO Technologies, Inc.	33	1,845
ExOne Co. (The)*	16	158
Federal Signal Corp.	79	1,248
Franklin Electric Co., Inc.	60	2,343
FreightCar America, Inc.	17	250
Gencor Industries, Inc.*	9	126
Global Brass & Copper Holdings, Inc.	28	802
Gorman-Rupp Co. (The)	23	689
Graham Corp.	11	244
Greenbrier Cos., Inc. (The)	35	1,358
Hardinge, Inc.	17	188
Harsco Corp.	106	1,484
Hillenbrand, Inc.	78	2,730
Hurco Cos., Inc.	7	228
Hyster-Yale Materials Handling, Inc.	11	710
John Bean Technologies Corp.	37	3,337

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Joy Global, Inc.	130	3,644
Kadant, Inc.	15	939
Kennametal, Inc.	104	3,587
Lindsay Corp.	12	1,011
Lydall, Inc.*	22	1,313
Manitowoc Co., Inc. (The)*	18	107
Meritor, Inc.*	108	1,363
Milacron Holdings Corp.*	20	338
Miller Industries, Inc.	16	408
Mueller Industries, Inc.	75	2,849
Mueller Water Products, Inc., Class A	202	2,673
Navistar International Corp.*	64	1,969
NN, Inc.	33	559
Omega Flex, Inc.	3	134
Proto Labs, Inc.*	20	1,042
RBC Bearings, Inc.*	29	2,458
Rexnord Corp.*	108	2,376
SPX Corp.*	54	1,319
SPX FLOW, Inc.*	47	1,473
Standex International Corp.	18	1,586
Sun Hydraulics Corp.	30	1,192
Supreme Industries, Inc., Class A	18	255
Tennant Co.	23	1,727
Titan International, Inc.	57	659
TriMas Corp.*	58	1,244
Wabash National Corp.*	84	1,158
Watts Water Technologies, Inc., Class A	35	2,391
Woodward, Inc.	68	4,606
		85,183
Marine - 0.0%(b)
Costamare, Inc.	34	196
Matson, Inc.	56	2,106
Scorpio Bulkers, Inc.*	74	385
		2,687
Media - 0.1%
AMC Entertainment Holdings, Inc., Class A	28	951
Carmike Cinemas, Inc.*	31	1,048
Central European Media Enterprises Ltd., Class A*	101	268
Daily Journal Corp.*	1	242
Entercom Communications Corp., Class A	33	502
Entravision Communications Corp., Class A	85	561
Eros International plc*	37	520
EW Scripps Co. (The), Class A*	58	993
Gannett Co., Inc.	19	181
Global Eagle Entertainment, Inc.*	60	385
Gray Television, Inc.*	84	848
Hemisphere Media Group, Inc.*	6	71
IMAX Corp.*	60	1,917
Liberty Media Corp-Liberty Braves, Class A*	11	222
Liberty Media Corp-Liberty Braves, Class C*	40	795
Liberty Media Corp-Liberty Media, Class A*	30	939
Liberty Media Corp-Liberty Media, Class C*	60	1,869
Loral Space & Communications, Inc.*	18	709
MDC Partners, Inc., Class A	34	211
Media General, Inc.*	142	2,609
Meredith Corp.	50	2,777
MSG Networks, Inc., Class A*	78	1,595
National CineMedia, Inc.	81	1,242
New Media Investment Group, Inc.	51	783
New York Times Co. (The), Class A	163	2,119
Nexstar Broadcasting Group, Inc., Class A	38	2,267
Radio One, Inc., Class D*	32	93
Reading International, Inc., Class A*	23	361
Saga Communications, Inc., Class A	4	191
Salem Media Group, Inc.	16	91
Scholastic Corp.	34	1,499
Sinclair Broadcast Group, Inc., Class A	67	2,181
Time, Inc.	38	616
Townsquare Media, Inc., Class A*	10	87
tronc, Inc.	34	443
World Wrestling Entertainment, Inc., Class A	48	901
		33,087
Metals & Mining - 0.1%
AK Steel Holding Corp.*	309	2,821
Alcoa Corp.	1	29
Allegheny Technologies, Inc.	141	2,473
Ampco-Pittsburgh Corp.	10	156
Carpenter Technology Corp.	60	2,146
Century Aluminum Co.*	64	590
Cliffs Natural Resources, Inc.*	286	2,520
Coeur Mining, Inc.*	212	2,046
Commercial Metals Co.	149	3,279
Ferroglobe plc	85	970
Gold Resource Corp.	64	276
Handy & Harman Ltd.*	3	69
Haynes International, Inc.	17	741
Hecla Mining Co.	498	3,028
Kaiser Aluminum Corp.	14	1,153
Materion Corp.	26	997
Olympic Steel, Inc.	11	269
Ryerson Holding Corp.*	18	257
Schnitzer Steel Industries, Inc., Class A	33	921
Stillwater Mining Co.*	160	2,405
SunCoke Energy, Inc.*	84	959
TimkenSteel Corp.*	52	822
Worthington Industries, Inc.	58	3,264
		32,191
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AG Mortgage Investment Trust, Inc.	36	633
Altisource Residential Corp.	67	789
Anworth Mortgage Asset Corp.	123	640
Apollo Commercial Real Estate Finance, Inc.	93	1,596
Ares Commercial Real Estate Corp.	34	460
ARMOUR Residential REIT, Inc.	49	1,090
Capstead Mortgage Corp.	123	1,272
Colony Capital, Inc.	146	2,995
CYS Investments, Inc.	197	1,584
Dynex Capital, Inc.	58	401
Great Ajax Corp.	20	259
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	53	1,054
Invesco Mortgage Capital, Inc.	146	2,175
Ladder Capital Corp.	51	732
MTGE Investment Corp.	59	985
New Residential Investment Corp.	316	4,882
New York Mortgage Trust, Inc.	143	955
Orchid Island Capital, Inc.	31	332
Owens Realty Mortgage, Inc.	12	218
PennyMac Mortgage Investment Trust	88	1,433
Redwood Trust, Inc.	101	1,537
Resource Capital Corp.	38	321

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Western Asset Mortgage Capital Corp.	54	577
		26,920
Multiline Retail - 0.0%(b)
Big Lots, Inc.	58	2,935
Fred’s, Inc., Class A	47	470
Ollie’s Bargain Outlet Holdings, Inc.*	27	811
Sears Holdings Corp.*	16	206
Tuesday Morning Corp.*	58	270
		4,692
Multi-Utilities - 0.0%(b)
Avista Corp.	83	3,359
Black Hills Corp.	66	3,878
NorthWestern Corp.	63	3,534
Unitil Corp.	19	807
		11,578
Oil, Gas & Consumable Fuels - 0.2%
Abraxas Petroleum Corp.*	162	340
Adams Resources & Energy, Inc.	2	79
Alon USA Energy, Inc.	27	252
Ardmore Shipping Corp.	36	245
Bill Barrett Corp.*	63	493
California Resources Corp.*	40	696
Callon Petroleum Co.*	190	3,352
Carrizo Oil & Gas, Inc.*	74	3,133
Clayton Williams Energy, Inc.*	7	789
Clean Energy Fuels Corp.*	114	415
Cobalt International Energy, Inc.*	57	77
Contango Oil & Gas Co.*	29	287
CVR Energy, Inc.	21	351
Delek US Holdings, Inc.	27	543
Denbury Resources, Inc.*	51	193
DHT Holdings, Inc.	119	422
Dorian LPG Ltd.*	31	216
Earthstone Energy, Inc.*	2	29
Eclipse Resources Corp.*	75	221
EP Energy Corp., Class A*	51	271
Erin Energy Corp.*	20	40
Evolution Petroleum Corp.	31	262
EXCO Resources, Inc.*	184	189
Frontline Ltd.	85	598
GasLog Ltd.	54	848
Gener8 Maritime, Inc.*	52	211
Golar LNG Ltd.	115	2,806
Green Plains, Inc.	48	1,301
Isramco, Inc.*	1	118
Jones Energy, Inc., Class A*	75	345
Matador Resources Co.*	109	2,904
Navios Maritime Acquisition Corp.	106	170
Nordic American Tankers Ltd.	113	970
Northern Oil and Gas, Inc.*	60	135
Oasis Petroleum, Inc.*	231	3,458
Overseas Shipholding Group, Inc., Class A	51	394
Pacific Ethanol, Inc.*	36	310
Panhandle Oil and Gas, Inc., Class A	21	514
Par Pacific Holdings, Inc.*	39	577
PDC Energy, Inc.*	74	5,509
Renewable Energy Group, Inc.*	51	497
REX American Resources Corp.*	7	684
Ring Energy, Inc.*	48	614
RSP Permian, Inc.*	103	4,599
Sanchez Energy Corp.*	74	622
Scorpio Tankers, Inc.	214	905
SemGroup Corp., Class A	50	1,802
Ship Finance International Ltd.	79	1,138
Synergy Resources Corp.*	204	1,936
Teekay Corp.	63	497
Teekay Tankers Ltd., Class A	150	348
W&T Offshore, Inc.*	47	79
Western Refining, Inc.	34	1,220
Westmoreland Coal Co.*	24	416
		49,420
Paper & Forest Products - 0.0%(b)
Boise Cascade Co.*	9	205
Clearwater Paper Corp.*	23	1,431
Deltic Timber Corp.	12	837
KapStone Paper and Packaging Corp.	112	2,288
Louisiana-Pacific Corp.*	189	3,655
Neenah Paper, Inc.	22	1,868
PH Glatfelter Co.	57	1,309
Schweitzer-Mauduit International, Inc.	38	1,597
		13,190
Personal Products - 0.0%(b)
Avon Products, Inc.*	575	3,088
Inter Parfums, Inc.	23	792
Lifevantage Corp.*	19	154
Medifast, Inc.	12	469
Natural Health Trends Corp.	9	228
Nature’s Sunshine Products, Inc.	10	151
Nutraceutical International Corp.*	10	322
Revlon, Inc., Class A*	17	472
Synutra International, Inc.*	28	144
USANA Health Sciences, Inc.*	12	731
		6,551
Pharmaceuticals - 0.1%
AcelRx Pharmaceuticals, Inc.*	47	146
Aclaris Therapeutics, Inc.*	11	329
Aerie Pharmaceuticals, Inc.*	31	1,152
Agile Therapeutics, Inc.*	18	124
Amphastar Pharmaceuticals, Inc.*	47	953
Ampio Pharmaceuticals, Inc.*	11	8
ANI Pharmaceuticals, Inc.*	9	530
Aratana Therapeutics, Inc.*	45	321
Axsome Therapeutics, Inc.*	16	105
Bio-Path Holdings, Inc.*	12	15
Catalent, Inc.*	98	2,345
Cempra, Inc.*	58	377
Clearside Biomedical, Inc.*	10	146
Collegium Pharmaceutical, Inc.*	19	315
Corcept Therapeutics, Inc.*	99	831
Depomed, Inc.*	80	1,528
Dermira, Inc.*	32	1,023
Durect Corp.*	165	216
Egalet Corp.*	29	195
Endocyte, Inc.*	50	133
Flex Pharma, Inc.*	12	74
Heska Corp.*	7	463
Horizon Pharma plc*	212	4,198
Impax Laboratories, Inc.*	9	130
Innoviva, Inc.*	106	1,096
Intersect ENT, Inc.*	33	343
Intra-Cellular Therapies, Inc.*	17	237
Lannett Co., Inc.*	15	343
Lipocine, Inc.*	22	75
Medicines Co. (The)*	87	3,054
MyoKardia, Inc.*	16	252
Nektar Therapeutics*	168	2,064
Neos Therapeutics, Inc.*	19	135
Ocular Therapeutix, Inc.*	24	223
Omeros Corp.*	34	418
Pacira Pharmaceuticals, Inc.*	11	350
Paratek Pharmaceuticals, Inc.*	24	323
Phibro Animal Health Corp., Class A	25	686
Prestige Brands Holdings, Inc.*	68	3,235

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Reata Pharmaceuticals, Inc., Class A*	7	182
Revance Therapeutics, Inc.*	13	218
SciClone Pharmaceuticals, Inc.*	64	637
Sucampo Pharmaceuticals, Inc., Class A*	30	487
Supernus Pharmaceuticals, Inc.*	61	1,315
Teligent, Inc.*	54	388
Tetraphase Pharmaceuticals, Inc.*	25	105
TherapeuticsMD, Inc.*	195	1,158
Theravance Biopharma, Inc.*	48	1,336
Titan Pharmaceuticals, Inc.*	25	110
WaVe Life Sciences Ltd.*	9	320
Zogenix, Inc.*	32	403
		35,150
Professional Services - 0.1%
Acacia Research Corp.*	64	442
Advisory Board Co. (The)*	39	1,381
Barrett Business Services, Inc.	8	466
CBIZ, Inc.*	63	781
CEB, Inc.	22	1,297
Cogint, Inc.*	21	69
CRA International, Inc.	9	296
Exponent, Inc.	33	2,001
Franklin Covey Co.*	12	250
FTI Consulting, Inc.*	54	2,306
GP Strategies Corp.*	18	472
Heidrick & Struggles International, Inc.	24	509
Hill International, Inc.*	44	176
Huron Consulting Group, Inc.*	28	1,477
ICF International, Inc.*	24	1,328
Insperity, Inc.	21	1,520
Kelly Services, Inc., Class A	37	745
Kforce, Inc.	32	707
Korn/Ferry International	51	1,294
Mistras Group, Inc.*	23	544
Navigant Consulting, Inc.*	61	1,507
On Assignment, Inc.*	65	2,684
Resources Connection, Inc.	47	757
RPX Corp.*	35	366
TriNet Group, Inc.*	55	1,388
TrueBlue, Inc.*	31	649
WageWorks, Inc.*	48	3,545
		28,957
Real Estate Management & Development - 0.0%(b)
Alexander & Baldwin, Inc.	60	2,644
Altisource Portfolio Solutions SA*	16	431
AV Homes, Inc.*	17	270
Consolidated-Tomoka Land Co.	5	267
Forestar Group, Inc.*	46	616
FRP Holdings, Inc.*	7	266
Griffin Industrial Realty, Inc.	1	31
HFF, Inc., Class A	33	957
Kennedy-Wilson Holdings, Inc.	69	1,473
Marcus & Millichap, Inc.*	13	357
RE/MAX Holdings, Inc., Class A	24	1,176
RMR Group, Inc. (The), Class A	8	332
St Joe Co. (The)*	65	1,352
Stratus Properties, Inc.*	7	208
Tejon Ranch Co.*	19	499
Trinity Place Holdings, Inc.*	26	260
		11,139
Road & Rail - 0.0%(b)
ArcBest Corp.	32	974
Celadon Group, Inc.	26	209
Covenant Transportation Group, Inc., Class A*	17	352
Heartland Express, Inc.	60	1,291
Knight Transportation, Inc.	87	3,045
Marten Transport Ltd.	30	731
PAM Transportation Services, Inc.*	3	74
Roadrunner Transportation Systems, Inc.*	30	301
Saia, Inc.*	32	1,336
Swift Transportation Co.*	99	2,472
Universal Logistics Holdings, Inc.	10	142
USA Truck, Inc.*	9	81
Werner Enterprises, Inc.	58	1,569
YRC Worldwide, Inc.*	44	558
		13,135
Semiconductors & Semiconductor Equipment - 0.3%
Acacia Communications, Inc.*	6	416
Advanced Energy Industries, Inc.*	52	2,871
Advanced Micro Devices, Inc.*	980	8,733
Alpha & Omega Semiconductor Ltd.*	24	522
Ambarella, Inc.*	43	2,645
Amkor Technology, Inc.*	131	1,548
Applied Micro Circuits Corp.*	100	875
Axcelis Technologies, Inc.*	37	505
Brooks Automation, Inc.	88	1,434
Cabot Microelectronics Corp.	30	1,787
Cavium, Inc.*	53	3,023
CEVA, Inc.*	26	827
Cirrus Logic, Inc.*	82	4,510
Cohu, Inc.	34	423
Diodes, Inc.*	50	1,217
DSP Group, Inc.*	28	328
Entegris, Inc.*	185	3,321
Exar Corp.*	53	529
FormFactor, Inc.*	89	997
GigPeak, Inc.*	77	207
Impinj, Inc.*	6	164
Inphi Corp.*	53	2,394
Integrated Device Technology, Inc.*	175	4,095
Intersil Corp., Class A	174	3,854
IXYS Corp.	32	374
Kopin Corp.*	81	207
Lattice Semiconductor Corp.*	157	1,101
MACOM Technology Solutions Holdings, Inc.*	30	1,495
MaxLinear, Inc., Class A*	74	1,512
Microsemi Corp.*	147	8,048
MKS Instruments, Inc.	68	3,913
Monolithic Power Systems, Inc.	51	4,184
Nanometrics, Inc.*	31	741
NeoPhotonics Corp.*	39	504
NVE Corp.	6	401
PDF Solutions, Inc.*	34	801
Photronics, Inc.*	85	850
Power Integrations, Inc.	35	2,355
Rambus, Inc.*	141	1,854
Rudolph Technologies, Inc.*	38	745
Semtech Corp.*	84	2,360
Sigma Designs, Inc.*	48	360
Silicon Laboratories, Inc.*	54	3,583
Synaptics, Inc.*	15	819
Tessera Technologies, Inc.	63	2,495
Ultra Clean Holdings, Inc.*	43	432
Ultratech, Inc.*	28	642
Veeco Instruments, Inc.*	52	1,386
Xcerra Corp.*	68	431
		88,818
Software - 0.3%
8x8, Inc.*	115	1,570
A10 Networks, Inc.*	57	467
ACI Worldwide, Inc.*	84	1,563
American Software, Inc., Class A	33	364

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Aspen Technology, Inc.*	108	5,706
Barracuda Networks, Inc.*	29	639
Blackbaud, Inc.	61	3,830
Bottomline Technologies de, Inc.*	53	1,328
BroadSoft, Inc.*	37	1,535
Callidus Software, Inc.*	80	1,256
CommVault Systems, Inc.*	51	2,754
Dell Technologies, Inc., Class V*	1	54
Digimarc Corp.*	11	342
Ebix, Inc.	32	1,907
Ellie Mae, Inc.*	44	3,632
EnerNOC, Inc.*	34	201
Exa Corp.*	19	282
Fair Isaac Corp.	39	4,434
Gigamon, Inc.*	44	2,347
Globant SA*	33	1,131
Glu Mobile, Inc.*	135	304
Guidance Software, Inc.*	29	204
HubSpot, Inc.*	37	2,076
Imperva, Inc.*	21	801
Interactive Intelligence Group, Inc.*	24	1,451
Jive Software, Inc.*	76	289
Majesco*	7	35
Mentor Graphics Corp.	140	5,117
MicroStrategy, Inc., Class A*	11	2,134
Mitek Systems, Inc.*	37	207
MobileIron, Inc.*	60	249
Model N, Inc.*	29	260
Monotype Imaging Holdings, Inc.	53	1,039
Park City Group, Inc.*	18	263
Paycom Software, Inc.*	57	2,558
Paylocity Holding Corp.*	28	927
Pegasystems, Inc.	48	1,733
Progress Software Corp.	64	1,892
Proofpoint, Inc.*	53	4,082
PROS Holdings, Inc.*	32	764
QAD, Inc., Class A	11	319
Qualys, Inc.*	35	1,162
Rapid7, Inc.*	26	302
RealPage, Inc.*	72	2,059
RingCentral, Inc., Class A*	77	1,659
Rosetta Stone, Inc.*	25	202
Rubicon Project, Inc. (The)*	35	264
Sapiens International Corp. NV	31	459
SecureWorks Corp., Class A*	7	86
Silver Spring Networks, Inc.*	50	697
Synchronoss Technologies, Inc.*	54	2,618
Take-Two Interactive Software, Inc.*	109	5,366
Tangoe, Inc.*	35	277
Telenav, Inc.*	44	264
TiVo Corp.*	151	3,058
TubeMogul, Inc.*	29	406
Varonis Systems, Inc.*	15	438
VASCO Data Security International, Inc.*	38	551
Verint Systems, Inc.*	17	638
VirnetX Holding Corp.*	62	195
Workiva, Inc.*	29	432
Zendesk, Inc.*	106	2,257
Zix Corp.*	68	303
		85,739
Specialty Retail - 0.2%
Aaron’s, Inc.	85	2,475
Abercrombie & Fitch Co., Class A	38	546
American Eagle Outfitters, Inc.	218	3,610
America’s Car-Mart, Inc.*	9	410
Asbury Automotive Group, Inc.*	16	940
Ascena Retail Group, Inc.*	41	248
At Home Group, Inc.*	10	129
Barnes & Noble Education, Inc.*	53	603
Barnes & Noble, Inc.	59	743
Big 5 Sporting Goods Corp.	24	464
Boot Barn Holdings, Inc.*	18	284
Buckle, Inc. (The)	10	253
Build-A-Bear Workshop, Inc.*	19	273
Caleres, Inc.	56	1,833
Cato Corp. (The), Class A	33	977
Chico’s FAS, Inc.	170	2,603
Children’s Place, Inc. (The)	25	2,596
Citi Trends, Inc.	20	347
Conn’s, Inc.*	19	214
Container Store Group, Inc. (The)*	22	127
Destination XL Group, Inc.*	48	197
DSW, Inc., Class A	87	2,067
Express, Inc.*	61	815
Finish Line, Inc. (The), Class A	55	1,234
Five Below, Inc.*	71	2,795
Francesca’s Holdings Corp.*	50	799
Genesco, Inc.*	27	1,706
GNC Holdings, Inc., Class A	9	130
Group 1 Automotive, Inc.	18	1,307
Guess?, Inc.	38	582
Haverty Furniture Cos., Inc.	25	540
Hibbett Sports, Inc.*	30	1,208
Kirkland’s, Inc.*	20	294
Lithia Motors, Inc., Class A	18	1,654
Lumber Liquidators Holdings, Inc.*	34	600
MarineMax, Inc.*	32	602
Monro Muffler Brake, Inc.	24	1,435
Office Depot, Inc.	78	380
Party City Holdco, Inc.*	34	546
Pier 1 Imports, Inc.	85	475
Rent-A-Center, Inc.	18	208
Restoration Hardware Holdings, Inc.*	17	613
Sears Hometown and Outlet Stores, Inc.*	16	96
Select Comfort Corp.*	60	1,357
Shoe Carnival, Inc.	20	522
Sonic Automotive, Inc., Class A	36	761
Sportsman’s Warehouse Holdings, Inc.*	33	297
Stage Stores, Inc.	33	144
Stein Mart, Inc.	39	194
Tailored Brands, Inc.	36	675
Tile Shop Holdings, Inc.*	44	882
Tilly’s, Inc., Class A*	17	168
Vitamin Shoppe, Inc.*	31	770
West Marine, Inc.*	24	231
Winmark Corp.	3	344
Zumiez, Inc.*	24	595
		46,898
Technology Hardware, Storage & Peripherals - 0.0%(b)
3D Systems Corp.*	140	1,939
Avid Technology, Inc.*	43	181
CPI Card Group, Inc.	27	101
Cray, Inc.*	42	811
Diebold, Inc.	43	980
Eastman Kodak Co.*	23	348
Electronics For Imaging, Inc.*	61	2,655
Immersion Corp.*	37	381
Nimble Storage, Inc.*	55	417
Pure Storage, Inc., Class A*	88	1,228
Stratasys Ltd.*	63	1,137
Super Micro Computer, Inc.*	51	1,395
USA Technologies, Inc.*	48	204
		11,777
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	34	1,934

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Crocs, Inc.*	64	448
Culp, Inc.	16	540
Deckers Outdoor Corp.*	44	2,617
Delta Apparel, Inc.*	8	163
Fossil Group, Inc.*	55	1,838
G-III Apparel Group Ltd.*	25	679
Iconix Brand Group, Inc.*	35	314
Movado Group, Inc.	21	593
Oxford Industries, Inc.	21	1,526
Perry Ellis International, Inc.*	18	460
Sequential Brands Group, Inc.*	52	266
Steven Madden Ltd.*	81	3,001
Superior Uniform Group, Inc.	9	173
Unifi, Inc.*	21	654
Vera Bradley, Inc.*	27	389
Vince Holding Corp.*	25	106
Wolverine World Wide, Inc.	104	2,343
		18,044
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	119	1,946
Bank Mutual Corp.	53	474
BankFinancial Corp.	21	296
Bear State Financial, Inc.	24	238
Beneficial Bancorp, Inc.	91	1,583
BofI Holding, Inc.*	53	1,252
Capitol Federal Financial, Inc.	166	2,641
Charter Financial Corp.	19	272
Clifton Bancorp, Inc.	28	457
Dime Community Bancshares, Inc.	39	729
ESSA Bancorp, Inc.	9	133
Essent Group Ltd.*	99	3,021
EverBank Financial Corp.	135	2,606
Federal Agricultural Mortgage Corp., Class C	10	540
First Defiance Financial Corp.	10	463
Flagstar Bancorp, Inc.*	27	761
Greene County Bancorp, Inc.	4	87
Hingham Institution for Savings	2	335
Home Bancorp, Inc.	7	236
HomeStreet, Inc.*	30	872
Impac Mortgage Holdings, Inc.*	12	184
Kearny Financial Corp.	119	1,803
Lake Sunapee Bank Group	9	196
LendingTree, Inc.*	7	734
Meridian Bancorp, Inc.	62	1,101
Meta Financial Group, Inc.	10	910
MGIC Investment Corp.*	349	3,165
Nationstar Mortgage Holdings, Inc.*	44	747
NMI Holdings, Inc., Class A*	63	542
Northfield Bancorp, Inc.	55	1,019
Northwest Bancshares, Inc.	127	2,308
OceanFirst Financial Corp.	27	640
Ocwen Financial Corp.*	132	678
Oritani Financial Corp.	51	900
PennyMac Financial Services, Inc., Class A*	19	331
PHH Corp.*	68	987
Provident Bancorp, Inc.*	5	92
Provident Financial Holdings, Inc.	8	158
Provident Financial Services, Inc.	80	2,155
Radian Group, Inc.	280	4,077
SI Financial Group, Inc.	16	224
Southern Missouri Bancorp, Inc.	7	202
Territorial Bancorp, Inc.	9	283
TrustCo Bank Corp.	118	962
United Community Financial Corp.	60	491
United Financial Bancorp, Inc.	64	1,080
Walker & Dunlop, Inc.*	35	1,029
Washington Federal, Inc.	118	3,829
Waterstone Financial, Inc.	33	591
Western New England Bancorp, Inc.	33	277
WSFS Financial Corp.	36	1,535
		52,172
Tobacco - 0.0%(b)
Alliance One International, Inc.*	10	148
Turning Point Brands, Inc.*	7	102
Universal Corp.	29	1,596
Vector Group Ltd.	78	1,665
		3,511
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	61	1,310
Applied Industrial Technologies, Inc.	48	2,873
Beacon Roofing Supply, Inc.*	79	3,665
BMC Stock Holdings, Inc.*	73	1,376
CAI International, Inc.*	21	185
DXP Enterprises, Inc.*	18	606
GATX Corp.	54	2,951
GMS, Inc.*	8	201
H&E Equipment Services, Inc.	40	736
Kaman Corp.	34	1,657
Lawson Products, Inc.*	7	166
MRC Global, Inc.*	121	2,436
Neff Corp., Class A*	11	145
NOW, Inc.*	139	2,994
Real Industry, Inc.*	33	193
Rush Enterprises, Inc., Class A*	37	1,119
Rush Enterprises, Inc., Class B*	8	221
SiteOne Landscape Supply, Inc.*	17	570
Textainer Group Holdings Ltd.	29	281
Titan Machinery, Inc.*	24	336
Triton International Ltd.	53	1,022
Univar, Inc.*	56	1,394
Veritiv Corp.*	10	469
Willis Lease Finance Corp.*	5	134
		27,040
Transportation Infrastructure - 0.0%(b)
Wesco Aircraft Holdings, Inc.*	74	1,092

Water Utilities - 0.0%(b)
American States Water Co.	48	2,035
Artesian Resources Corp., Class A	9	284
California Water Service Group	62	2,142
Connecticut Water Service, Inc.	16	872
Consolidated Water Co. Ltd.	20	219
Global Water Resources, Inc.	10	84
Middlesex Water Co.	21	856
SJW Group	22	1,181
York Water Co. (The)	18	655
		8,328
Wireless Telecommunication Services - 0.0%(b)
Boingo Wireless, Inc.*	47	574
NII Holdings, Inc.*	71	121
Shenandoah Telecommunications Co.	25	701
Spok Holdings, Inc.	27	491
		1,887
TOTAL COMMON STOCKS (Cost $1,872,788)		2,208,555

	No. of Rights

RIGHTS - 0.0%(b)

Biotechnology - 0.0%(b)
Dyax Corp., CVR*(c)(d)	288	319

See accompanying notes to the financial statements.

Investments	No. of Rights	Value ($)
Internet & Direct Marketing Retail - 0.0%
Overstock.com, Inc., expiring 12/6/2016*(c)(d)	2	—

TOTAL RIGHTS (Cost $—)		319

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 87.0%

REPURCHASE AGREEMENT(e) - 13.5%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $4,325,901 (Cost $4,325,870)	4,325,870	4,325,870

U.S. TREASURY OBLIGATION - 73.5%
U.S. Treasury Bill
0.35%, 2/2/2017 (Cost $23,531,475)(f)	23,546,000	23,529,889
TOTAL SHORT-TERM INVESTMENTS (Cost $27,857,345)		27,855,759

Total Investments - 93.9% (Cost $29,730,133)		30,064,633
Other Assets Less Liabilities - 6.1%		1,940,848
Net assets - 100.0%		32,005,481

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $108.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of 11/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 11/30/2016 amounted to $761, which represents approximately 0.00% of net assets of the Fund.

(d)	Illiquid security.
(e)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(f)	The rate shown was the current yield as of 11/30/2016.

CVR	Contingent Value Rights — No defined expiration

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$401,933
Aggregate gross unrealized depreciation	(82,144)
Net unrealized appreciation	$319,789
Federal income tax cost of investments	$29,744,844

See accompanying notes to the financial statements.

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Euro FX Currency Futures Contracts	34	12/19/2016	$2,253,350	$134,341

Cash collateral in the amount of $62,645 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

Swap Agreements(1)

Hedge Replication ETF had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$(280,951)	1/8/2018	Credit Suisse International	(0.84)%	S&P 500® Total Return Index	$(6,839)
485,151	1/8/2018	Credit Suisse International	0.24%	iShares® MSCI EAFE ETF	470,751
582,933	1/8/2018	Credit Suisse International	0.29%	iShares® MSCI Emerging Markets ETF	179,301
1,081,858	1/8/2018	Credit Suisse International	0.29%	Russell 2000® Total Return Index	151,886
1,868,991					795,099	$—	$(795,099)	$—
(508,189)	11/6/2017	Morgan Stanley & Co. International plc	(0.39)%	S&P 500® Total Return Index	(13,251)
13,070	1/8/2018	Morgan Stanley & Co. International plc	0.29%	iShares® MSCI Emerging Markets ETF	1,807
(495,119)					(11,444)	18	—	(11,426)
1,876	11/6/2017	Societe Generale	0.54%	Russell 2000® Total Return Index	271
420,521	11/6/2017	Societe Generale	0.54%	iShares® MSCI Emerging Markets ETF	(11,292)
3,304,506	1/8/2018	Societe Generale	0.54%	iShares® MSCI EAFE ETF	(63,255)
3,726,903					(74,276)	—	74,276	—
3,544	11/6/2017	UBS AG	0.39%	Russell 2000® Total Return Index	517
1,018,087	1/8/2018	UBS AG	0.34%	iShares® MSCI Emerging Markets ETF	(42,960)
1,483,757	1/8/2018	UBS AG	0.54%	iShares® MSCI EAFE ETF	682,314
2,505,388					639,871	—	(631,000)	8,871

$7,606,163					$1,349,250

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

RAFI® Long/Short

Schedule of Portfolio Investments

November 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 98.8%

Aerospace & Defense - 2.3%
Arconic, Inc.	1,519	29,286
Boeing Co. (The)	1,091	164,261
Curtiss-Wright Corp.	74	7,438
Esterline Technologies Corp.*	113	9,938
General Dynamics Corp.	501	87,850
Hexcel Corp.	115	5,948
Huntington Ingalls Industries, Inc.	68	12,156
KLX, Inc.*	234	9,124
L-3 Communications Holdings, Inc.	227	35,814
Lockheed Martin Corp.	444	117,771
Moog, Inc., Class A*	115	8,030
Northrop Grumman Corp.	288	71,899
Orbital ATK, Inc.	64	5,461
Raytheon Co.	475	71,032
Rockwell Collins, Inc.	159	14,743
Spirit AeroSystems Holdings, Inc., Class A*	202	11,767
Teledyne Technologies, Inc.*	67	8,366
Textron, Inc.	566	26,053
TransDigm Group, Inc.	73	18,354
Triumph Group, Inc.	252	7,006
United Technologies Corp.	1,685	181,508
		903,805
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	254	19,012
Expeditors International of Washington, Inc.	257	13,554
FedEx Corp.	530	101,585
Hub Group, Inc., Class A*	118	5,056
United Parcel Service, Inc., Class B	1,031	119,514
		258,721
Airlines - 0.1%
American Airlines Group, Inc.	198	9,195
Delta Air Lines, Inc.	281	13,539
Southwest Airlines Co.	178	8,296
United Continental Holdings, Inc.*	239	16,479
		47,509
Auto Components - 0.4%
Adient plc*	59	3,160
American Axle & Manufacturing Holdings, Inc.*	304	4,761
Autoliv, Inc.	165	17,071
BorgWarner, Inc.	440	15,664
Cooper Tire & Rubber Co.	157	6,013
Dana, Inc.	765	12,921
Delphi Automotive plc	386	24,704
Gentex Corp.	402	7,433
Goodyear Tire & Rubber Co. (The)	877	26,915
Lear Corp.	183	23,700
Tenneco, Inc.*	248	14,619
Visteon Corp.	180	14,161
		171,122
Automobiles - 1.0%
Ford Motor Co.	16,176	193,465
General Motors Co.	5,512	190,329
Harley-Davidson, Inc.	386	23,504
Thor Industries, Inc.	89	8,951
		416,249
Banks - 9.3%
Associated Banc-Corp.	334	7,632
Bank of America Corp.	33,660	710,899
Bank of Hawaii Corp.	74	6,169
BankUnited, Inc.	164	5,811
BB&T Corp.	1,892	85,613
CIT Group, Inc.	670	27,369
Citigroup, Inc.	10,605	598,016
Citizens Financial Group, Inc.	2,155	72,214
Comerica, Inc.	470	29,963
Commerce Bancshares, Inc.	186	10,186
Cullen/Frost Bankers, Inc.	139	11,441
East West Bancorp, Inc.	244	11,683
Fifth Third Bancorp	2,625	68,302
First Horizon National Corp.	405	7,727
First Republic Bank	148	12,121
FNB Corp.	394	6,020
Fulton Financial Corp.	425	7,544
Hancock Holding Co.	260	10,803
Huntington Bancshares, Inc.	1,936	24,123
Investors Bancorp, Inc.	483	6,540
JPMorgan Chase & Co.	10,060	806,510
KeyCorp	2,300	39,813
M&T Bank Corp.	252	36,273
PacWest Bancorp	171	8,764
People’s United Financial, Inc.	905	16,942
PNC Financial Services Group, Inc. (The)	1,242	137,291
Popular, Inc.	460	18,699
Prosperity Bancshares, Inc.	140	9,258
Regions Financial Corp.	4,405	59,644
Signature Bank*	46	6,896
SunTrust Banks, Inc.	1,453	75,483
SVB Financial Group*	95	15,013
Synovus Financial Corp.	248	9,600
TCF Financial Corp.	452	7,842
Umpqua Holdings Corp.	463	8,228
US Bancorp	3,283	162,902
Valley National Bancorp	650	7,371
Webster Financial Corp.	160	7,938
Wells Fargo & Co.	10,548	558,200
Zions Bancorp	551	21,924
		3,734,767
Beverages - 1.2%
Brown-Forman Corp., Class B	219	9,932
Coca-Cola Co. (The)	5,143	207,520
Coca-Cola European Partners plc	347	11,264
Constellation Brands, Inc., Class A	115	17,381
Dr Pepper Snapple Group, Inc.	216	18,736
Molson Coors Brewing Co., Class B	166	16,273
Monster Beverage Corp.*	126	5,638
PepsiCo, Inc.	2,052	205,405
		492,149
Biotechnology - 0.8%
AbbVie, Inc.	1,285	78,128
Alexion Pharmaceuticals, Inc.*	60	7,355
Amgen, Inc.	648	93,357
Biogen, Inc.*	142	41,758
Celgene Corp.*	256	30,339
Gilead Sciences, Inc.	795	58,592
PDL BioPharma, Inc.	1,406	3,079
Regeneron Pharmaceuticals, Inc.*	15	5,689
United Therapeutics Corp.*	38	4,773
		323,070
Building Products - 0.1%
Armstrong Flooring, Inc.*	155	2,903
Armstrong World Industries, Inc.*	310	12,927
Fortune Brands Home & Security, Inc.	143	7,887
Masco Corp.	357	11,299
Owens Corning	229	11,766
		46,782
Capital Markets - 2.9%
Affiliated Managers Group, Inc.*	71	10,515
Ameriprise Financial, Inc.	393	44,885

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Bank of New York Mellon Corp. (The)	2,444	115,894
BlackRock, Inc.	194	71,933
Charles Schwab Corp. (The)	1,072	41,443
CME Group, Inc.	574	64,810
Donnelley Financial Solutions, Inc.*	157	2,994
E*TRADE Financial Corp.*	654	22,570
Eaton Vance Corp.	216	8,735
Federated Investors, Inc., Class B	229	6,295
Franklin Resources, Inc.	855	33,567
Goldman Sachs Group, Inc. (The)	1,188	260,517
Intercontinental Exchange, Inc.	410	22,714
Invesco Ltd.	907	28,398
Janus Capital Group, Inc.	357	4,819
Legg Mason, Inc.	305	9,729
LPL Financial Holdings, Inc.	298	12,275
Moody’s Corp.	128	12,864
Morgan Stanley	3,829	158,367
MSCI, Inc.	71	5,595
Nasdaq, Inc.	179	11,472
Northern Trust Corp.	417	34,257
Raymond James Financial, Inc.	216	15,539
S&P Global, Inc.	233	27,725
State Street Corp.	877	69,108
Stifel Financial Corp.*	201	10,020
T Rowe Price Group, Inc.	351	25,995
TD Ameritrade Holding Corp.	265	10,868
Waddell & Reed Financial, Inc., Class A	256	5,000
		1,148,903
Chemicals - 2.4%
AdvanSix, Inc.*	36	673
Air Products & Chemicals, Inc.	291	42,038
Albemarle Corp.	137	12,026
Ashland Global Holdings, Inc.	143	16,116
Axalta Coating Systems Ltd.*	229	6,050
Cabot Corp.	161	8,200
Celanese Corp., Series A	229	18,164
CF Industries Holdings, Inc.	687	19,882
Chemours Co. (The)	3,284	81,180
Chemtura Corp.*	222	7,315
Dow Chemical Co. (The)	2,577	143,590
Eastman Chemical Co.	316	23,738
Ecolab, Inc.	250	29,183
EI du Pont de Nemours & Co.	1,620	119,248
FMC Corp.	231	12,964
Huntsman Corp.	1,192	23,220
Ingevity Corp.*	81	4,242
International Flavors & Fragrances, Inc.	86	10,410
LyondellBasell Industries NV, Class A	1,110	100,255
Monsanto Co.	589	60,496
Mosaic Co. (The)	1,493	42,401
NewMarket Corp.	15	6,276
Olin Corp.	352	9,152
PolyOne Corp.	177	5,836
PPG Industries, Inc.	349	33,480
Praxair, Inc.	448	53,894
RPM International, Inc.	237	12,540
Sensient Technologies Corp.	75	5,857
Sherwin-Williams Co. (The)	56	15,046
Valspar Corp. (The)	102	10,413
WR Grace & Co.	89	5,808
		939,693
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	170	7,480
Brink’s Co. (The)	162	6,545
Cintas Corp.	111	12,721
Clean Harbors, Inc.*	132	6,976
Covanta Holding Corp.	405	5,913
Deluxe Corp.	87	5,890
Essendant, Inc.	216	4,184
Johnson Controls International plc	595	26,763
KAR Auction Services, Inc.	191	8,052
LSC Communications, Inc.	157	3,241
Pitney Bowes, Inc.	778	11,164
Republic Services, Inc.	592	32,850
RR Donnelley & Sons Co.	414	7,199
Stericycle, Inc.*	67	4,889
Waste Management, Inc.	836	58,119
		201,986
Communications Equipment - 0.8%
Brocade Communications Systems, Inc.	534	6,590
Cisco Systems, Inc.	7,298	217,626
CommScope Holding Co., Inc.*	263	9,463
EchoStar Corp., Class A*	147	7,497
F5 Networks, Inc.*	60	8,445
Harris Corp.	189	19,573
Juniper Networks, Inc.	463	12,751
Motorola Solutions, Inc.	240	19,260
		301,205
Construction & Engineering - 0.4%
AECOM*	437	15,885
Chicago Bridge & Iron Co. NV	332	11,125
EMCOR Group, Inc.	143	9,920
Fluor Corp.	601	32,160
Jacobs Engineering Group, Inc.*	540	33,485
KBR, Inc.	717	11,981
MasTec, Inc.*	367	13,928
Quanta Services, Inc.*	796	26,841
Valmont Industries, Inc.	46	6,849
		162,174
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	71	15,581
Vulcan Materials Co.	105	13,193
		28,774
Consumer Finance - 1.3%
Ally Financial, Inc.	3,074	59,697
American Express Co.	1,798	129,528
Capital One Financial Corp.	1,547	130,010
Discover Financial Services	914	61,942
Navient Corp.	2,612	45,005
Santander Consumer USA Holdings, Inc.*	727	10,018
SLM Corp.*	2,626	26,444
Synchrony Financial	2,128	73,543
		536,187
Containers & Packaging - 0.6%
AptarGroup, Inc.	79	5,781
Avery Dennison Corp.	170	12,250
Ball Corp.	202	15,162
Bemis Co., Inc.	217	10,865
Berry Plastics Group, Inc.*	227	11,298
Crown Holdings, Inc.*	306	16,643
Graphic Packaging Holding Co.	708	8,900
International Paper Co.	1,416	68,988
Owens-Illinois, Inc.*	1,009	18,535
Packaging Corp. of America	213	18,054
Sealed Air Corp.	228	10,397
Silgan Holdings, Inc.	85	4,208
Sonoco Products Co.	230	12,450
WestRock Co.	493	25,242
		238,773
Distributors - 0.1%
Core-Mark Holding Co., Inc.	192	7,010
Genuine Parts Co.	279	26,848
LKQ Corp.*	391	12,837
		46,695

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Diversified Consumer Services - 0.1%
Apollo Education Group, Inc.*	1,102	10,392
DeVry Education Group, Inc.	241	7,194
Graham Holdings Co., Class B	11	5,387
H&R Block, Inc.	381	8,443
Service Corp. International	299	8,070
ServiceMaster Global Holdings, Inc.*	118	4,510
		43,996
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class A*	1	237,000
Berkshire Hathaway, Inc., Class B*	2,416	380,375
Leucadia National Corp.	1,226	26,997
Voya Financial, Inc.	1,074	41,746
		686,118
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	16,301	629,708
CenturyLink, Inc.	2,967	69,784
Frontier Communications Corp.	6,516	23,783
Level 3 Communications, Inc.*	361	19,880
Verizon Communications, Inc.	8,101	404,240
Windstream Holdings, Inc.	1,248	9,248
		1,156,643
Electric Utilities - 2.4%
ALLETE, Inc.	96	5,935
Alliant Energy Corp.	453	16,272
American Electric Power Co., Inc.	1,179	69,620
Duke Energy Corp.	1,762	129,983
Edison International	754	51,853
Entergy Corp.	685	47,080
Eversource Energy	584	30,146
Exelon Corp.	3,394	110,339
FirstEnergy Corp.	1,800	56,322
Great Plains Energy, Inc.	410	10,820
Hawaiian Electric Industries, Inc.	312	9,610
IDACORP, Inc.	88	6,701
NextEra Energy, Inc.	731	83,502
OGE Energy Corp.	528	16,711
PG&E Corp.	1,186	69,737
Pinnacle West Capital Corp.	278	20,553
PNM Resources, Inc.	194	6,130
Portland General Electric Co.	204	8,486
PPL Corp.	1,588	53,134
Southern Co. (The)	2,130	99,727
Westar Energy, Inc.	288	16,404
Xcel Energy, Inc.	1,140	44,471
		963,536
Electrical Equipment - 0.6%
Acuity Brands, Inc.	21	5,280
AMETEK, Inc.	235	11,127
Eaton Corp. plc	982	65,313
Emerson Electric Co.	1,545	87,200
EnerSys	89	7,083
Generac Holdings, Inc.*	183	7,499
General Cable Corp.	723	13,556
Hubbell, Inc.	91	10,218
Regal Beloit Corp.	111	8,092
Rockwell Automation, Inc.	175	23,399
Sensata Technologies Holding NV*	185	6,913
		245,680
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp., Class A	233	15,905
Anixter International, Inc.*	185	14,458
Arrow Electronics, Inc.*	549	37,480
Avnet, Inc.	670	30,746
Benchmark Electronics, Inc.*	224	6,350
CDW Corp.	266	13,630
Corning, Inc.	2,666	64,064
Flex Ltd.*	3,274	46,622
FLIR Systems, Inc.	179	6,428
Ingram Micro, Inc., Class A*	1,180	44,179
Jabil Circuit, Inc.	836	17,682
Keysight Technologies, Inc.*	327	12,044
Sanmina Corp.*	458	15,045
ScanSource, Inc.*	117	4,429
SYNNEX Corp.	81	9,470
TE Connectivity Ltd.	649	43,898
Tech Data Corp.*	382	32,420
Trimble, Inc.*	312	8,795
Vishay Intertechnology, Inc.	456	6,908
		430,553
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc.	1,038	9,820
Baker Hughes, Inc.	1,334	85,816
Diamond Offshore Drilling, Inc.*	660	11,920
Ensco plc, Class A	2,952	28,516
FMC Technologies, Inc.*	570	19,528
Halliburton Co.	2,191	116,320
Helmerich & Payne, Inc.	265	20,047
McDermott International, Inc.*	2,358	16,223
Nabors Industries Ltd.	2,169	34,921
National Oilwell Varco, Inc.	1,963	73,338
Noble Corp. plc	2,467	15,345
Oceaneering International, Inc.	273	7,276
Oil States International, Inc.*	224	8,030
Patterson-UTI Energy, Inc.	630	16,802
Rowan Cos. plc, Class A*	676	12,046
Schlumberger Ltd.	2,083	175,076
SEACOR Holdings, Inc.*	107	6,633
Superior Energy Services, Inc.	1,093	18,843
Tidewater, Inc.	937	2,146
Transocean Ltd.*	4,339	55,973
Unit Corp.*	1,163	28,261
Weatherford International plc*	5,105	26,087
		788,967
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	120	13,151
American Campus Communities, Inc.	170	8,009
American Tower Corp.	224	22,908
Apartment Investment & Management Co., Class A	180	7,578
Apple Hospitality REIT, Inc.	403	7,431
AvalonBay Communities, Inc.	133	21,877
Boston Properties, Inc.	226	27,997
Brandywine Realty Trust	500	7,675
Brixmor Property Group, Inc.	272	6,623
Camden Property Trust	134	10,547
Care Capital Properties, Inc.	165	3,973
CBL & Associates Properties, Inc.	763	9,049
Columbia Property Trust, Inc.	438	9,224
CoreCivic, Inc.	369	8,380
Corporate Office Properties Trust	233	6,668
Crown Castle International Corp.	197	16,442
DCT Industrial Trust, Inc.	129	5,928
DDR Corp.	499	7,595
DiamondRock Hospitality Co.	557	5,899
Digital Realty Trust, Inc.	173	15,973
Douglas Emmett, Inc.	211	7,742
Duke Realty Corp.	524	13,325
EPR Properties	80	5,563
Equinix, Inc.	32	10,840
Equity Commonwealth*	292	8,491
Equity LifeStyle Properties, Inc.	60	4,166
Equity Residential	480	28,805
Essex Property Trust, Inc.	61	13,171
Extra Space Storage, Inc.	66	4,631
Federal Realty Investment Trust	56	7,864
General Growth Properties, Inc.	612	15,508
GEO Group, Inc. (The)	184	6,120
HCP, Inc.	1,087	32,099
Healthcare Realty Trust, Inc.	164	4,818

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Healthcare Trust of America, Inc., Class A	170	4,808
Highwoods Properties, Inc.	151	7,257
Hospitality Properties Trust	524	15,193
Host Hotels & Resorts, Inc.	1,531	27,313
Iron Mountain, Inc.	581	19,173
Kilroy Realty Corp.	118	8,536
Kimco Realty Corp.	508	12,974
Lamar Advertising Co., Class A	81	5,370
LaSalle Hotel Properties	246	6,905
Lexington Realty Trust	707	7,303
Liberty Property Trust	359	14,145
Macerich Co. (The)	198	13,442
Mack-Cali Realty Corp.	374	10,117
Mid-America Apartment Communities, Inc.	89	8,155
National Retail Properties, Inc.	145	6,189
NorthStar Realty Finance Corp.	598	9,054
Omega Healthcare Investors, Inc.	157	4,625
Outfront Media, Inc.	394	9,933
Paramount Group, Inc.	327	5,140
Piedmont Office Realty Trust, Inc., Class A	462	9,074
Prologis, Inc.	836	42,552
Public Storage	85	17,791
Quality Care Properties, Inc.*	216	3,240
Rayonier, Inc.	371	9,835
Realty Income Corp.	201	11,143
Regency Centers Corp.	100	6,684
Retail Properties of America, Inc., Class A	522	7,966
RLJ Lodging Trust	329	7,498
Ryman Hospitality Properties, Inc.	92	5,419
Senior Housing Properties Trust	654	11,811
Simon Property Group, Inc.	256	45,990
SL Green Realty Corp.	154	16,225
Spirit Realty Capital, Inc.	617	6,657
Sunstone Hotel Investors, Inc.	360	5,234
Taubman Centers, Inc.	95	6,904
UDR, Inc.	296	10,076
Ventas, Inc.	545	32,929
VEREIT, Inc.	1,625	13,471
Vornado Realty Trust	262	25,611
Washington Prime Group, Inc.	616	6,172
Weingarten Realty Investors	172	6,108
Welltower, Inc.	577	36,224
Weyerhaeuser Co.	1,856	57,221
WP Carey, Inc.	140	8,137
Xenia Hotels & Resorts, Inc.	310	5,425
		997,099
Food & Staples Retailing - 2.5%
Andersons, Inc. (The)	194	7,634
Casey’s General Stores, Inc.	77	9,275
Costco Wholesale Corp.	838	125,792
CVS Health Corp.	1,928	148,244
Kroger Co. (The)	2,463	79,555
Rite Aid Corp.*	2,820	22,447
SUPERVALU, Inc.*	2,998	13,911
Sysco Corp.	1,346	71,674
United Natural Foods, Inc.*	190	8,920
Walgreens Boots Alliance, Inc.	1,211	102,608
Wal-Mart Stores, Inc.	5,427	382,224
Whole Foods Market, Inc.	675	20,513
		992,797
Food Products - 1.6%
Archer-Daniels-Midland Co.	3,107	134,316
Bunge Ltd.	1,193	81,458
Campbell Soup Co.	226	12,857
Conagra Brands, Inc.	755	27,701
Darling Ingredients, Inc.*	774	10,457
Dean Foods Co.	296	5,879
Flowers Foods, Inc.	362	5,618
General Mills, Inc.	945	57,588
Hain Celestial Group, Inc. (The)*	128	5,016
Hershey Co. (The)	170	16,429
Hormel Foods Corp.	217	7,430
Ingredion, Inc.	107	12,560
JM Smucker Co. (The)	171	21,537
Kellogg Co.	360	25,920
Kraft Heinz Co. (The)	357	29,149
Lamb Weston Holdings, Inc.*	251	8,403
McCormick & Co., Inc. (Non-Voting)	119	10,853
Mead Johnson Nutrition Co.	188	13,553
Mondelez International, Inc., Class A	2,666	109,946
Pinnacle Foods, Inc.	148	7,335
TreeHouse Foods, Inc.*	60	4,159
Tyson Foods, Inc., Class A	526	29,882
WhiteWave Foods Co. (The)*	139	7,658
		645,704
Gas Utilities - 0.2%
Atmos Energy Corp.	185	13,157
National Fuel Gas Co.	202	11,389
New Jersey Resources Corp.	165	5,684
ONE Gas, Inc.	90	5,401
Southwest Gas Corp.	111	8,228
Spire, Inc.	66	4,260
UGI Corp.	416	18,637
WGL Holdings, Inc.	100	7,256
		74,012
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	2,157	82,117
Alere, Inc.*	85	3,376
Baxter International, Inc.	813	36,073
Becton Dickinson and Co.	206	34,835
Boston Scientific Corp.*	951	19,457
Cooper Cos., Inc. (The)	39	6,415
CR Bard, Inc.	51	10,738
Danaher Corp.	548	42,837
DENTSPLY SIRONA, Inc.	132	7,680
Edwards Lifesciences Corp.*	97	8,036
Halyard Health, Inc.*	206	7,653
Hologic, Inc.*	210	8,039
Intuitive Surgical, Inc.*	20	12,875
Medtronic plc	1,585	115,721
ResMed, Inc.	99	6,087
St Jude Medical, Inc.	385	30,492
STERIS plc	71	4,658
Stryker Corp.	249	28,301
Teleflex, Inc.	44	6,509
Varian Medical Systems, Inc.*	111	9,971
Zimmer Biomet Holdings, Inc.	167	17,011
		498,881
Health Care Providers & Services - 3.1%
Aetna, Inc.	645	84,392
AmerisourceBergen Corp.	846	65,980
Amsurg Corp.	71	4,836
Anthem, Inc.	795	113,311
Brookdale Senior Living, Inc.*	644	7,490
Cardinal Health, Inc.	1,161	82,443
Centene Corp.*	210	12,102
Cigna Corp.	321	43,252
Community Health Systems, Inc.*	1,532	8,334
DaVita, Inc.*	410	25,973
Envision Healthcare Holdings, Inc.*	375	8,520
Express Scripts Holding Co.*	1,857	140,909
HCA Holdings, Inc.*	977	69,260
HealthSouth Corp.	147	6,125
Henry Schein, Inc.*	102	15,194
Humana, Inc.	305	64,855
Kindred Healthcare, Inc.	713	4,741

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Laboratory Corp. of America Holdings*	149	18,752
LifePoint Health, Inc.*	136	7,473
Magellan Health, Inc.*	111	8,081
McKesson Corp.	785	112,891
MEDNAX, Inc.*	114	7,464
Molina Healthcare, Inc.*	100	5,286
Owens & Minor, Inc.	233	7,901
Patterson Cos., Inc.	139	5,385
Quest Diagnostics, Inc.	296	25,888
Quorum Health Corp.*	382	2,185
Select Medical Holdings Corp.*	561	6,816
Tenet Healthcare Corp.*	726	11,057
UnitedHealth Group, Inc.	1,511	239,221
Universal Health Services, Inc., Class B	127	15,624
VCA, Inc.*	82	5,133
WellCare Health Plans, Inc.*	130	17,813
		1,254,687
Health Care Technology - 0.0%(b)
Cerner Corp.*	201	10,006

Hotels, Restaurants & Leisure - 1.4%
Aramark	489	16,826
Bloomin’ Brands, Inc.	414	7,700
Brinker International, Inc.	102	5,417
Caesars Entertainment Corp.*	564	4,230
Carnival Corp.	798	41,025
Chipotle Mexican Grill, Inc.*	17	6,738
Cracker Barrel Old Country Store, Inc.	30	4,882
Darden Restaurants, Inc.	252	18,472
Hilton Worldwide Holdings, Inc.	682	17,098
International Game Technology plc	711	18,330
Las Vegas Sands Corp.	649	40,673
Marriott International, Inc., Class A	201	15,835
McDonald’s Corp.	1,279	152,546
MGM Resorts International*	1,077	30,921
Norwegian Cruise Line Holdings Ltd.*	176	7,007
Panera Bread Co., Class A*	23	4,878
Royal Caribbean Cruises Ltd.	228	18,461
SeaWorld Entertainment, Inc.	241	4,073
Six Flags Entertainment Corp.	99	5,706
Starbucks Corp.	639	37,043
Wendy’s Co. (The)	524	6,587
Wyndham Worldwide Corp.	178	12,814
Wynn Resorts Ltd.	322	32,841
Yum! Brands, Inc.	508	32,202
Yum! China Holdings, Inc.*	508	14,285
		556,590
Household Durables - 0.4%
DR Horton, Inc.	439	12,169
Garmin Ltd.	239	12,466
Harman International Industries, Inc.	96	10,499
Leggett & Platt, Inc.	223	10,717
Lennar Corp., Class A	246	10,465
Lennar Corp., Class B	13	441
Mohawk Industries, Inc.*	86	16,980
Newell Brands, Inc.	326	15,325
NVR, Inc.*	4	6,380
PulteGroup, Inc.	506	9,543
Toll Brothers, Inc.*	295	8,750
Tupperware Brands Corp.	109	6,043
Whirlpool Corp.	202	32,813
		152,591
Household Products - 1.3%
Church & Dwight Co., Inc.	229	10,028
Clorox Co. (The)	135	15,600
Colgate-Palmolive Co.	948	61,838
Energizer Holdings, Inc.	126	5,654
HRG Group, Inc.*	460	7,157
Kimberly-Clark Corp.	452	52,256
Procter & Gamble Co. (The)	4,458	367,607
		520,140
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	3,915	44,827
Calpine Corp.*	1,462	16,301
Dynegy, Inc.*	899	7,776
NRG Energy, Inc.	2,758	31,276
		100,180
Industrial Conglomerates - 2.1%
3M Co.	728	125,027
Carlisle Cos., Inc.	80	8,973
General Electric Co.	18,376	565,246
Honeywell International, Inc.	949	108,129
Roper Technologies, Inc.	74	13,402
		820,777
Insurance - 4.8%
Aflac, Inc.	1,146	81,801
Alleghany Corp.*	41	23,286
Allied World Assurance Co. Holdings AG	297	13,903
Allstate Corp. (The)	1,120	78,310
Ambac Financial Group, Inc.*	325	7,962
American Equity Investment Life Holding Co.*	399	8,271
American Financial Group, Inc.	205	16,857
American International Group, Inc.	4,730	299,551
Aon plc	321	36,626
Arch Capital Group Ltd.*	215	17,785
Arthur J. Gallagher & Co.	302	15,206
Aspen Insurance Holdings Ltd.	161	8,203
Assurant, Inc.	253	21,844
Assured Guaranty Ltd.	430	15,377
Axis Capital Holdings Ltd.	253	15,436
Brown & Brown, Inc.	166	7,196
Chubb Ltd.	661	84,608
Cincinnati Financial Corp.	275	21,103
CNO Financial Group, Inc.	607	10,865
Endurance Specialty Holdings Ltd.	108	9,958
Everest Re Group Ltd.	82	17,265
First American Financial Corp.	235	8,869
FNF Group	555	17,727
Genworth Financial, Inc., Class A*	12,154	52,019
Hanover Insurance Group, Inc. (The)	106	9,179
Hartford Financial Services Group, Inc. (The)	1,437	67,711
Kemper Corp.	178	7,289
Lincoln National Corp.	956	61,280
Loews Corp.	1,038	46,347
Markel Corp.*	19	17,068
Marsh & McLennan Cos., Inc.	669	46,368
MBIA, Inc.*	1,293	13,434
Mercury General Corp.	80	4,672
MetLife, Inc.	3,762	206,948
Old Republic International Corp.	696	12,437
Principal Financial Group, Inc.	823	47,479
ProAssurance Corp.	141	7,903
Progressive Corp. (The)	1,287	42,857
Prudential Financial, Inc.	1,816	182,690
Reinsurance Group of America, Inc.	224	27,339
RenaissanceRe Holdings Ltd.	73	9,531
RLI Corp.	78	4,683
Torchmark Corp.	267	18,714
Travelers Cos., Inc. (The)	940	106,549
Unum Group	904	38,212
Validus Holdings Ltd.	206	11,194
Willis Towers Watson plc	110	13,681
WR Berkley Corp.	245	15,139

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
XL Group Ltd.	661	23,882
		1,932,614
Internet & Direct Marketing Retail - 0.4%
Amazon.com, Inc.*	133	99,826
Expedia, Inc.	73	9,056
Liberty Interactive Corp. QVC Group, Class A*	938	19,426
Liberty Interactive Corp. QVC Group, Class B*	3	62
Netflix, Inc.*	84	9,828
Priceline Group, Inc. (The)*	23	34,585
		172,783
Internet Software & Services - 1.2%
Akamai Technologies, Inc.*	155	10,339
Alphabet, Inc., Class A*	173	134,227
Alphabet, Inc., Class C*	173	131,141
eBay, Inc.*	1,024	28,477
Facebook, Inc., Class A*	533	63,118
IAC/InterActiveCorp	131	8,824
LinkedIn Corp., Class A*	50	9,762
VeriSign, Inc.*	62	4,889
Yahoo!, Inc.*	2,039	83,640
		474,417
IT Services - 2.3%
Accenture plc, Class A	690	82,407
Alliance Data Systems Corp.	65	14,871
Amdocs Ltd.	166	9,789
Automatic Data Processing, Inc.	452	43,401
Booz Allen Hamilton Holding Corp.	441	16,674
Broadridge Financial Solutions, Inc.	118	7,639
CACI International, Inc., Class A*	70	9,058
Cognizant Technology Solutions Corp., Class A*	483	26,604
Computer Sciences Corp.	412	24,979
CSRA, Inc.	340	10,883
DST Systems, Inc.	52	5,367
Fidelity National Information Services, Inc.	393	30,336
Fiserv, Inc.*	179	18,727
FleetCor Technologies, Inc.*	45	6,720
Genpact Ltd.*	193	4,618
International Business Machines Corp.	2,153	349,260
Leidos Holdings, Inc.	163	8,346
Mastercard, Inc., Class A	364	37,201
Paychex, Inc.	362	21,340
PayPal Holdings, Inc.*	686	26,946
Science Applications International Corp.	96	7,927
Teradata Corp.*	338	9,075
Total System Services, Inc.	147	7,235
Unisys Corp.*	462	6,861
Vantiv, Inc., Class A*	89	5,022
Visa, Inc., Class A	859	66,418
Western Union Co. (The)	975	20,504
Xerox Corp.	4,736	44,282
		922,490
Leisure Products - 0.1%
Brunswick Corp.	129	6,466
Hasbro, Inc.	151	12,894
Mattel, Inc.	720	22,730
Polaris Industries, Inc.	84	7,296
Vista Outdoor, Inc.*	101	4,055
		53,441
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	325	14,294
Bio-Rad Laboratories, Inc., Class A*	34	5,899
Bio-Rad Laboratories, Inc., Class B*	1	166
Illumina, Inc.*	34	4,527
Mettler-Toledo International, Inc.*	16	6,592
PerkinElmer, Inc.	120	6,086
Quintiles IMS Holdings, Inc.*	118	9,066
Thermo Fisher Scientific, Inc.	356	49,879
Waters Corp.*	61	8,209
		104,718
Machinery - 2.2%
AGCO Corp.	307	17,130
Allison Transmission Holdings, Inc.	292	9,686
Caterpillar, Inc.	1,969	188,158
Colfax Corp.*	311	11,697
Crane Co.	98	7,202
Cummins, Inc.	414	58,697
Deere & Co.	948	94,990
Donaldson Co., Inc.	189	7,666
Dover Corp.	316	22,945
Flowserve Corp.	251	11,910
Fortive Corp.	273	15,012
Harsco Corp.	818	11,452
IDEX Corp.	84	7,863
Illinois Tool Works, Inc.	469	58,709
Ingersoll-Rand plc	466	34,736
ITT, Inc.	132	5,329
Joy Global, Inc.	959	26,881
Kennametal, Inc.	341	11,761
Lincoln Electric Holdings, Inc.	90	7,066
Manitowoc Co., Inc. (The)*	326	1,943
Manitowoc Foodservice, Inc.*	210	3,725
Meritor, Inc.*	645	8,140
Navistar International Corp.*	878	27,007
Oshkosh Corp.	303	21,210
PACCAR, Inc.	800	49,720
Parker-Hannifin Corp.	289	40,151
Pentair plc	299	17,180
Rexnord Corp.*	255	5,610
Snap-on, Inc.	62	10,366
SPX FLOW, Inc.*	405	12,693
Stanley Black & Decker, Inc.	294	34,877
Terex Corp.	370	11,292
Timken Co. (The)	204	7,966
Trinity Industries, Inc.	530	14,729
WABCO Holdings, Inc.*	64	6,305
Wabtec Corp.	66	5,588
Xylem, Inc.	234	12,070
		899,462
Marine - 0.0%(b)
Kirby Corp.*	143	9,073

Media - 2.6%
CBS Corp. (Non-Voting), Class B	733	44,508
Charter Communications, Inc., Class A*	90	24,778
Cinemark Holdings, Inc.	232	9,243
Comcast Corp., Class A	3,923	272,688
Discovery Communications, Inc., Class A*	216	5,851
Discovery Communications, Inc., Class C*	382	10,100
DISH Network Corp., Class A*	313	17,982
Gannett Co., Inc.	469	4,474
Interpublic Group of Cos., Inc. (The)	644	15,501
Liberty Global plc, Series C*	1,137	34,622
Liberty Global plc, Class A*	463	14,501
Liberty Media Corp-Liberty Braves, Class A*	20	403
Liberty Media Corp-Liberty Braves, Class C*	39	775
Liberty Media Corp-Liberty Media, Class A*	49	1,533
Liberty Media Corp-Liberty Media, Class C*	97	3,022

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Liberty Media Corp-Liberty SiriusXM, Class A*	195	7,078
Liberty Media Corp-Liberty SiriusXM, Class C*	390	13,946
Live Nation Entertainment, Inc.*	407	11,266
News Corp., Class A	1,614	18,658
News Corp., Class B	443	5,294
Omnicom Group, Inc.	422	36,689
Regal Entertainment Group, Class A	271	6,209
Scripps Networks Interactive, Inc., Class A	96	6,649
Sirius XM Holdings, Inc.	1,329	6,073
TEGNA, Inc.	505	11,327
Time Warner, Inc.	1,890	173,540
Time, Inc.	567	9,185
Tribune Media Co., Class A	394	14,149
Twenty-First Century Fox, Inc., Class A	1,567	44,048
Twenty-First Century Fox, Inc., Class B	581	16,303
Viacom, Inc., Class A	28	1,164
Viacom, Inc., Class B	1,000	37,480
Walt Disney Co. (The)	1,609	159,484
		1,038,523
Metals & Mining - 1.4%
AK Steel Holding Corp.*	2,029	18,525
Alcoa Corp.	506	14,659
Allegheny Technologies, Inc.	771	13,524
Carpenter Technology Corp.	147	5,258
Cliffs Natural Resources, Inc.*	3,767	33,187
Commercial Metals Co.	569	12,524
Compass Minerals International, Inc.	63	4,886
Constellium NV, Class A*	980	5,978
Freeport-McMoRan, Inc.*	13,437	206,258
Newmont Mining Corp.	1,587	51,482
Nucor Corp.	1,048	65,175
Reliance Steel & Aluminum Co.	239	19,383
Southern Copper Corp.	523	17,170
Steel Dynamics, Inc.	709	25,155
United States Steel Corp.	2,339	75,643
		568,807
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp.	1,228	22,914
Annaly Capital Management, Inc.	3,544	36,220
Chimera Investment Corp.	703	11,923
Invesco Mortgage Capital, Inc.	608	9,059
MFA Financial, Inc.	1,180	9,228
New Residential Investment Corp.	633	9,780
PennyMac Mortgage Investment Trust	394	6,414
Starwood Property Trust, Inc.	515	11,572
Two Harbors Investment Corp.	1,040	9,017
		126,127
Multiline Retail - 0.8%
Big Lots, Inc.	168	8,503
Dillard’s, Inc., Class A	101	7,223
Dollar General Corp.	442	34,175
Dollar Tree, Inc.*	182	16,045
JC Penney Co., Inc.*	1,943	18,400
Kohl’s Corp.	762	41,018
Macy’s, Inc.	1,162	49,036
Nordstrom, Inc.	356	19,908
Sears Holdings Corp.*	743	9,570
Target Corp.	1,680	129,763
		333,641
Multi-Utilities - 1.2%
Ameren Corp.	659	32,370
Avista Corp.	159	6,435
Black Hills Corp.	100	5,875
CenterPoint Energy, Inc.	1,568	37,412
CMS Energy Corp.	559	22,483
Consolidated Edison, Inc.	773	53,932
Dominion Resources, Inc.	1,051	77,028
DTE Energy Co.	442	41,146
MDU Resources Group, Inc.	729	20,281
NiSource, Inc.	457	10,026
NorthWestern Corp.	86	4,825
Public Service Enterprise Group, Inc.	1,289	53,249
SCANA Corp.	291	20,524
Sempra Energy	463	46,207
Vectren Corp.	199	9,767
WEC Energy Group, Inc.	368	20,612
		462,172
Oil, Gas & Consumable Fuels - 12.0%
Anadarko Petroleum Corp.	1,777	122,880
Apache Corp.	2,008	132,428
Cabot Oil & Gas Corp.	318	7,034
California Resources Corp.*	2,334	40,612
Chesapeake Energy Corp.*	19,730	138,110
Chevron Corp.	7,734	862,805
Cimarex Energy Co.	131	18,062
Concho Resources, Inc.*	157	22,454
ConocoPhillips	7,653	371,324
CONSOL Energy, Inc.	1,816	37,373
Continental Resources, Inc.*	224	12,994
Cosan Ltd., Class A	1,243	8,937
Delek US Holdings, Inc.	551	11,081
Denbury Resources, Inc.*	12,364	46,736
Devon Energy Corp.	3,083	149,001
Energen Corp.*	340	21,104
EOG Resources, Inc.	793	81,298
EQT Corp.	205	14,366
Exxon Mobil Corp.	12,120	1,058,076
Golar LNG Ltd.	291	7,100
Gulfport Energy Corp.*	159	4,085
Hess Corp.	1,503	84,108
HollyFrontier Corp.	1,143	32,884
Kinder Morgan, Inc.	4,606	102,253
Marathon Oil Corp.	9,198	166,116
Marathon Petroleum Corp.	2,855	134,242
Murphy Oil Corp.	2,026	68,702
Newfield Exploration Co.*	572	25,866
Noble Energy, Inc.	871	33,237
Oasis Petroleum, Inc.*	1,074	16,078
Occidental Petroleum Corp.	1,991	142,078
ONEOK, Inc.	1,009	55,424
PBF Energy, Inc., Class A	505	12,115
Phillips 66	1,999	166,077
Pioneer Natural Resources Co.	133	25,408
QEP Resources, Inc.*	1,014	19,935
Range Resources Corp.	352	12,383
SM Energy Co.	904	36,033
Southwestern Energy Co.*	2,547	28,909
Spectra Energy Corp.	1,507	61,712
Stone Energy Corp.*	257	1,265
Targa Resources Corp.	380	20,250
Teekay Corp.	542	4,276
Tesoro Corp.	444	36,119
Valero Energy Corp.	2,337	143,866
Western Refining, Inc.	380	13,631
Whiting Petroleum Corp.*	3,679	44,957
Williams Cos., Inc. (The)	2,783	85,438
World Fuel Services Corp.	495	22,008
WPX Energy, Inc.*	2,525	39,239
		4,802,469
Paper & Forest Products - 0.0%(b)
Domtar Corp.	340	13,352

Personal Products - 0.2%
Avon Products, Inc.*	4,903	26,329

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Edgewell Personal Care Co.*	98	7,756
Estee Lauder Cos., Inc. (The), Class A	153	11,888
Herbalife Ltd.*	166	8,139
Nu Skin Enterprises, Inc., Class A	170	8,870
		62,982
Pharmaceuticals - 3.6%
Allergan plc*	187	36,334
Bristol-Myers Squibb Co.	1,727	97,472
Eli Lilly & Co.	1,426	95,713
Endo International plc*	124	1,985
Johnson & Johnson	3,747	417,041
Mallinckrodt plc*	169	8,906
Merck & Co., Inc.	5,406	330,793
Mylan NV*	368	13,473
Perrigo Co. plc	128	11,052
Pfizer, Inc.	12,757	410,010
Zoetis, Inc.	301	15,164
		1,437,943
Professional Services - 0.2%
Dun & Bradstreet Corp. (The)	55	6,695
Equifax, Inc.	90	10,300
FTI Consulting, Inc.*	122	5,209
ManpowerGroup, Inc.	279	23,829
Nielsen Holdings plc	369	15,904
Robert Half International, Inc.	188	8,436
Verisk Analytics, Inc.*	75	6,231
		76,604
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	465	13,504
Jones Lang LaSalle, Inc.	72	7,292
Realogy Holdings Corp.	342	8,259
		29,055
Road & Rail - 1.0%
Avis Budget Group, Inc.*	688	26,343
CSX Corp.	2,133	76,383
Genesee & Wyoming, Inc., Class A*	113	8,633
Hertz Global Holdings, Inc.*	749	18,860
JB Hunt Transport Services, Inc.	102	9,728
Kansas City Southern	134	11,887
Norfolk Southern Corp.	725	77,183
Old Dominion Freight Line, Inc.*	102	8,905
Ryder System, Inc.	241	18,870
Swift Transportation Co.*	279	6,967
Union Pacific Corp.	1,294	131,121
YRC Worldwide, Inc.*	594	7,532
		402,412
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc.*	2,829	25,206
Amkor Technology, Inc.*	971	11,477
Analog Devices, Inc.	391	29,028
Applied Materials, Inc.	1,777	57,219
Broadcom Ltd.	96	16,367
Cree, Inc.*	205	5,191
First Solar, Inc.*	144	4,366
Intel Corp.	10,391	360,568
KLA-Tencor Corp.	234	18,683
Lam Research Corp.	152	16,115
Linear Technology Corp.	259	16,195
Marvell Technology Group Ltd.	1,221	17,509
Maxim Integrated Products, Inc.	430	16,886
Microchip Technology, Inc.	303	20,053
Micron Technology, Inc.*	3,919	76,538
NVIDIA Corp.	406	37,433
NXP Semiconductors NV*	132	13,088
ON Semiconductor Corp.*	943	11,109
Qorvo, Inc.*	285	15,222
QUALCOMM, Inc.	2,588	176,320
Skyworks Solutions, Inc.	93	7,147
Teradyne, Inc.	276	6,729
Texas Instruments, Inc.	1,198	88,568
Versum Materials, Inc.*	145	3,547
Xilinx, Inc.	287	15,492
		1,066,056
Software - 2.2%
Activision Blizzard, Inc.	679	24,858
Adobe Systems, Inc.*	243	24,983
ANSYS, Inc.*	65	6,112
Autodesk, Inc.*	152	11,037
CA, Inc.	639	20,422
Cadence Design Systems, Inc.*	214	5,624
CDK Global, Inc.	154	8,886
Check Point Software Technologies Ltd.*	95	7,821
Citrix Systems, Inc.*	129	11,188
Dell Technologies, Inc., Class V*	305	16,336
Electronic Arts, Inc.*	158	12,520
Intuit, Inc.	144	16,370
Microsoft Corp.	7,763	467,798
Nuance Communications, Inc.*	279	4,523
Oracle Corp.	4,059	163,131
Red Hat, Inc.*	71	5,617
salesforce.com, Inc.*	153	11,016
Symantec Corp.	1,604	39,121
Synopsys, Inc.*	185	11,189
		868,552
Specialty Retail - 2.1%
Abercrombie & Fitch Co., Class A	282	4,052
Advance Auto Parts, Inc.	78	13,238
American Eagle Outfitters, Inc.	622	10,300
Asbury Automotive Group, Inc.*	102	5,993
Ascena Retail Group, Inc.*	900	5,436
AutoNation, Inc.*	290	12,951
AutoZone, Inc.*	25	19,580
Bed Bath & Beyond, Inc.	506	22,674
Best Buy Co., Inc.	1,356	61,969
Burlington Stores, Inc.*	104	9,144
Cabela’s, Inc.*	105	6,535
CarMax, Inc.*	447	25,832
Chico’s FAS, Inc.	417	6,384
CST Brands, Inc.	364	17,483
Dick’s Sporting Goods, Inc.	194	11,460
DSW, Inc., Class A	179	4,253
Foot Locker, Inc.	192	13,761
GameStop Corp., Class A	468	11,555
Gap, Inc. (The)	683	17,055
Genesco, Inc.*	77	4,866
GNC Holdings, Inc., Class A	185	2,673
Group 1 Automotive, Inc.	143	10,380
Guess?, Inc.	300	4,596
Home Depot, Inc. (The)	1,276	165,114
L Brands, Inc.	383	26,894
Lowe’s Cos., Inc.	1,302	91,856
Murphy USA, Inc.*	298	20,321
Office Depot, Inc.	2,752	13,402
O’Reilly Automotive, Inc.*	60	16,470
Penske Automotive Group, Inc.	202	10,082
Rent-A-Center, Inc.	493	5,694
Ross Stores, Inc.	337	22,778
Sally Beauty Holdings, Inc.*	193	5,055
Signet Jewelers Ltd.	94	8,581
Sonic Automotive, Inc., Class A	345	7,297
Staples, Inc.	3,896	37,674
Tailored Brands, Inc.	316	5,928
Tiffany & Co.	189	15,589
TJX Cos., Inc. (The)	646	50,608
Tractor Supply Co.	74	5,555
Ulta Salon Cosmetics & Fragrance, Inc.*	30	7,785
Urban Outfitters, Inc.*	207	6,541

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Williams-Sonoma, Inc.	124	6,793
		832,187
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	5,648	624,217
Diebold, Inc.	214	4,879
Hewlett Packard Enterprise Co.	8,450	201,110
HP, Inc.	7,716	118,826
NCR Corp.*	506	19,608
NetApp, Inc.	586	21,424
Seagate Technology plc	964	38,656
Western Digital Corp.	648	41,252
		1,069,972
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	530	19,287
Deckers Outdoor Corp.*	80	4,758
Fossil Group, Inc.*	144	4,812
Hanesbrands, Inc.	306	7,108
Michael Kors Holdings Ltd.*	173	8,043
NIKE, Inc., Class B	738	36,952
PVH Corp.	158	16,739
Ralph Lauren Corp.	136	14,227
Under Armour, Inc., Class A*	55	1,694
Under Armour, Inc., Class C*	56	1,444
VF Corp.	377	20,550
		135,614
Thrifts & Mortgage Finance - 0.1%
Capitol Federal Financial, Inc.	412	6,555
New York Community Bancorp, Inc.	1,420	22,692
PHH Corp.*	796	11,558
Washington Federal, Inc.	225	7,301
		48,106
Tobacco - 1.0%
Altria Group, Inc.	2,264	144,737
Philip Morris International, Inc.	2,395	211,431
Reynolds American, Inc.	656	35,490
Universal Corp.	97	5,340
		396,998
Trading Companies & Distributors - 0.5%
AerCap Holdings NV*	449	19,240
Air Lease Corp.	163	5,845
Fastenal Co.	303	14,362
GATX Corp.	122	6,666
HD Supply Holdings, Inc.*	398	15,617
Herc Holdings, Inc.*	251	9,975
MRC Global, Inc.*	927	18,660
MSC Industrial Direct Co., Inc., Class A	79	7,058
NOW, Inc.*	513	11,050
Rush Enterprises, Inc., Class A*	225	6,806
United Rentals, Inc.*	270	27,300
Watsco, Inc.	42	6,258
WESCO International, Inc.*	230	15,617
WW Grainger, Inc.	82	18,907
		183,361
Water Utilities - 0.1%
American Water Works Co., Inc.	269	19,494
Aqua America, Inc.	168	4,995
		24,489
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	487	13,115
T-Mobile US, Inc.*	469	25,424
		38,539
TOTAL COMMON STOCKS (Cost $34,856,820)		39,524,480

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 1.5%

REPURCHASE AGREEMENT(c) - 1.5%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $590,178 (Cost $590,174)	590,174	590,174

Total Investments - 100.3% (Cost $35,446,994)		40,114,654
Liabilities Less Other Assets - (0.3%)		(120,058)
Net assets - 100.0%		39,994,596

See accompanying notes to the financial statements.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,202,614.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,774,959
Aggregate gross unrealized depreciation	(902,175)
Net unrealized appreciation	$3,872,784
Federal income tax cost of investments	$36,241,870

Swap Agreements(1)

RAFI® Long/Short had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$(39,875,651)	11/6/2017	Societe Generale	(0.54)%	Russell 1000 Total Return Index	$(899,329)
743,551	11/6/2017	Societe Generale	0.54%	FTSE RAFI US 1000 Total Return Index	625,503
$(39,132,100)					$(273,826)	$149,679	$124,147	$—

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Ultra S&P500®

Schedule of Portfolio Investments

November 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 59.6%

Aerospace & Defense - 1.4%
Arconic, Inc.	22,122	426,519
Boeing Co. (The)	29,273	4,407,343
General Dynamics Corp.	14,479	2,538,893
L-3 Communications Holdings, Inc.	3,897	614,830
Lockheed Martin Corp.	12,737	3,378,489
Northrop Grumman Corp.	9,010	2,249,346
Raytheon Co.	14,889	2,226,501
Rockwell Collins, Inc.	6,556	607,872
Textron, Inc.	13,596	625,824
TransDigm Group, Inc.	2,526	635,112
United Technologies Corp.	39,272	4,230,380
		21,941,109
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	7,200	538,920
Expeditors International of Washington, Inc.	9,135	481,780
FedEx Corp.	12,326	2,362,524
United Parcel Service, Inc., Class B	34,879	4,043,174
		7,426,398
Airlines - 0.4%
Alaska Air Group, Inc.	6,211	510,979
American Airlines Group, Inc.	26,738	1,241,713
Delta Air Lines, Inc.	37,787	1,820,577
Southwest Airlines Co.	31,295	1,458,660
United Continental Holdings, Inc.*	14,803	1,020,667
		6,052,596
Auto Components - 0.1%
BorgWarner, Inc.	10,162	361,767
Delphi Automotive plc	13,763	880,832
Goodyear Tire & Rubber Co. (The)	13,242	406,397
		1,648,996
Automobiles - 0.3%
Ford Motor Co.	196,901	2,354,936
General Motors Co.	71,716	2,476,353
Harley-Davidson, Inc.	9,021	549,289
		5,380,578
Banks - 3.9%
Bank of America Corp.	514,898	10,874,646
BB&T Corp.	41,097	1,859,639
Citigroup, Inc.	146,595	8,266,492
Citizens Financial Group, Inc.	26,211	878,331
Comerica, Inc.	8,775	559,406
Fifth Third Bancorp	38,669	1,006,167
Huntington Bancshares, Inc.	54,771	682,447
JPMorgan Chase & Co.	182,248	14,610,822
KeyCorp	54,603	945,178
M&T Bank Corp.	7,910	1,138,565
People’s United Financial, Inc.	15,690	293,717
PNC Financial Services Group, Inc. (The)	24,795	2,740,839
Regions Financial Corp.	63,333	857,529
SunTrust Banks, Inc.	25,299	1,314,283
US Bancorp	81,176	4,027,953
Wells Fargo & Co.	229,122	12,125,136
Zions Bancorp	10,349	411,787
		62,592,937
Beverages - 1.2%
Brown-Forman Corp., Class B	9,203	417,356
Coca-Cola Co. (The)	195,994	7,908,358
Constellation Brands, Inc., Class A	8,938	1,350,889
Dr Pepper Snapple Group, Inc.	9,355	811,453
Molson Coors Brewing Co., Class B	9,294	911,091
Monster Beverage Corp.*	20,458	915,496
PepsiCo, Inc.	72,615	7,268,761
		19,583,404
Biotechnology - 1.7%
AbbVie, Inc.	82,170	4,995,936
Alexion Pharmaceuticals, Inc.*	11,315	1,387,106
Amgen, Inc.	37,760	5,440,083
Biogen, Inc.*	11,056	3,251,238
Celgene Corp.*	39,110	4,634,926
Gilead Sciences, Inc.	66,585	4,907,315
Regeneron Pharmaceuticals, Inc.*	3,808	1,444,146
Vertex Pharmaceuticals, Inc.*	12,502	1,020,288
		27,081,038
Building Products - 0.1%
Allegion plc	4,839	323,777
Fortune Brands Home & Security, Inc.	7,765	428,240
Masco Corp.	16,661	527,321
		1,279,338
Capital Markets - 1.7%
Affiliated Managers Group, Inc.*	2,718	402,536
Ameriprise Financial, Inc.	8,145	930,240
Bank of New York Mellon Corp. (The)	53,871	2,554,563
BlackRock, Inc.	6,156	2,282,583
Charles Schwab Corp. (The)	60,746	2,348,440
CME Group, Inc.	17,097	1,930,422
E*TRADE Financial Corp.*	13,809	476,549
Franklin Resources, Inc.	17,732	696,158
Goldman Sachs Group, Inc. (The)	19,026	4,172,212
Intercontinental Exchange, Inc.	30,055	1,665,047
Invesco Ltd.	20,683	647,585
Legg Mason, Inc.	4,654	148,463
Moody’s Corp.	8,441	848,321
Morgan Stanley	74,277	3,072,097
Nasdaq, Inc.	5,760	369,158
Northern Trust Corp.	10,747	882,866
S&P Global, Inc.	13,321	1,585,066
State Street Corp.	18,498	1,457,642
T Rowe Price Group, Inc.	12,541	928,786
		27,398,734
Chemicals - 1.3%
Air Products & Chemicals, Inc.	10,926	1,578,370
Albemarle Corp.	5,671	497,800
CF Industries Holdings, Inc.	11,763	340,421
Dow Chemical Co. (The)	56,856	3,168,016
Eastman Chemical Co.	7,453	559,869
Ecolab, Inc.	13,242	1,545,739
EI du Pont de Nemours & Co.	44,115	3,247,305
FMC Corp.	6,752	378,922
International Flavors & Fragrances, Inc.	4,016	486,137
LyondellBasell Industries NV, Class A	17,200	1,553,504
Monsanto Co.	22,079	2,267,734
Mosaic Co. (The)	17,670	501,828
PPG Industries, Inc.	13,436	1,288,916
Praxair, Inc.	14,392	1,731,358
Sherwin-Williams Co. (The)	4,048	1,087,576
		20,233,495
Commercial Services & Supplies - 0.3%
Cintas Corp.	4,311	494,041
Johnson Controls International plc	47,628	2,142,308
Pitney Bowes, Inc.	9,364	134,373
Republic Services, Inc.	11,763	652,729
Stericycle, Inc.*	4,291	313,114
Waste Management, Inc.	20,531	1,427,315
		5,163,880

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Communications Equipment - 0.6%
Cisco Systems, Inc.	253,782	7,567,779
F5 Networks, Inc.*	3,340	470,105
Harris Corp.	6,268	649,114
Juniper Networks, Inc.	19,323	532,156
Motorola Solutions, Inc.	8,412	675,063
		9,894,217
Construction & Engineering - 0.1%
Fluor Corp.	7,026	375,961
Jacobs Engineering Group, Inc.*	6,127	379,935
Quanta Services, Inc.*	7,622	257,014
		1,012,910
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	3,201	702,460
Vulcan Materials Co.	6,714	843,614
		1,546,074
Consumer Finance - 0.5%
American Express Co.	39,153	2,820,582
Capital One Financial Corp.	25,535	2,145,961
Discover Financial Services	20,366	1,380,204
Navient Corp.	15,996	275,611
Synchrony Financial	39,973	1,381,467
		8,003,825
Containers & Packaging - 0.2%
Avery Dennison Corp.	4,483	323,045
Ball Corp.	8,791	659,852
International Paper Co.	20,748	1,010,843
Owens-Illinois, Inc.*	8,178	150,230
Sealed Air Corp.	9,925	452,580
WestRock Co.	12,690	649,728
		3,246,278
Distributors - 0.1%
Genuine Parts Co.	7,514	723,072
LKQ Corp.*	15,496	508,734
		1,231,806
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	11,055	244,979

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B*	95,799	15,082,595
Leucadia National Corp.	16,366	360,379
		15,442,974
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	310,408	11,991,061
CenturyLink, Inc.	27,548	647,929
Frontier Communications Corp.	59,189	216,040
Level 3 Communications, Inc.*	14,694	809,199
Verizon Communications, Inc.	205,676	10,263,232
		23,927,461
Electric Utilities - 1.1%
Alliant Energy Corp.	11,470	412,002
American Electric Power Co., Inc.	24,810	1,465,031
Duke Energy Corp.	34,761	2,564,319
Edison International	16,439	1,130,510
Entergy Corp.	9,031	620,701
Eversource Energy	16,005	826,178
Exelon Corp.	46,565	1,513,828
FirstEnergy Corp.	21,454	671,296
NextEra Energy, Inc.	23,567	2,692,059
PG&E Corp.	25,153	1,478,996
Pinnacle West Capital Corp.	5,609	414,673
PPL Corp.	34,214	1,144,801
Southern Co. (The)	49,382	2,312,065
Xcel Energy, Inc.	25,630	999,826
		18,246,285
Electrical Equipment - 0.3%
Acuity Brands, Inc.	2,215	556,873
AMETEK, Inc.	11,727	555,273
Eaton Corp. plc	22,943	1,525,939
Emerson Electric Co.	32,471	1,832,663
Rockwell Automation, Inc.	6,529	872,993
		5,343,741
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp., Class A	15,577	1,063,286
Corning, Inc.	47,995	1,153,320
FLIR Systems, Inc.	6,927	248,748
TE Connectivity Ltd.	17,940	1,213,462
		3,678,816
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	21,590	1,388,885
FMC Technologies, Inc.*	11,384	390,016
Halliburton Co.	43,448	2,306,654
Helmerich & Payne, Inc.	5,453	412,520
National Oilwell Varco, Inc.	19,054	711,857
Schlumberger Ltd.	70,170	5,897,789
Transocean Ltd.*	19,576	252,530
		11,360,251
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	21,469	2,195,635
Apartment Investment & Management Co., Class A	7,902	332,674
AvalonBay Communities, Inc.	6,928	1,139,587
Boston Properties, Inc.	7,755	960,689
Crown Castle International Corp.	18,195	1,518,555
Digital Realty Trust, Inc.	8,019	740,394
Equinix, Inc.	3,586	1,214,793
Equity Residential	18,445	1,106,884
Essex Property Trust, Inc.	3,305	713,616
Extra Space Storage, Inc.	6,347	445,306
Federal Realty Investment Trust	3,578	502,423
General Growth Properties, Inc.	29,463	746,592
HCP, Inc.	23,593	696,701
Host Hotels & Resorts, Inc.	37,463	668,340
Iron Mountain, Inc.	12,353	407,649
Kimco Realty Corp.	21,194	541,295
Macerich Co. (The)	6,087	413,246
Prologis, Inc.	26,588	1,353,329
Public Storage	7,524	1,574,773
Quality Care Properties, Inc.*	1	15
Realty Income Corp.	13,046	723,270
Simon Property Group, Inc.	15,855	2,848,351
SL Green Realty Corp.	5,062	533,332
UDR, Inc.	13,475	458,689
Ventas, Inc.	17,728	1,071,126
Vornado Realty Trust	8,670	847,493
Welltower, Inc.	18,059	1,133,744
Weyerhaeuser Co.	37,778	1,164,696
		26,053,197
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	22,103	3,317,881
CVS Health Corp.	53,797	4,136,451
Kroger Co. (The)	47,883	1,546,621
Sysco Corp.	25,769	1,372,199
Walgreens Boots Alliance, Inc.	43,142	3,655,422
Wal-Mart Stores, Inc.	76,477	5,386,275
Whole Foods Market, Inc.	16,086	488,854
		19,903,703
Food Products - 0.9%
Archer-Daniels-Midland Co.	29,354	1,268,973
Campbell Soup Co.	9,811	558,148
Conagra Brands, Inc.	21,029	771,554
General Mills, Inc.	30,124	1,835,757
Hershey Co. (The)	7,082	684,405
Hormel Foods Corp.	13,635	466,862
JM Smucker Co. (The)	5,874	739,830
Kellogg Co.	12,724	916,128

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Kraft Heinz Co. (The)	30,063	2,454,644
McCormick & Co., Inc. (Non-Voting)	5,805	529,416
Mead Johnson Nutrition Co.	9,317	671,663
Mondelez International, Inc., Class A	78,487	3,236,804
Tyson Foods, Inc., Class A	15,008	852,604
		14,986,788
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	74,171	2,823,690
Baxter International, Inc.	24,698	1,095,850
Becton Dickinson and Co.	10,743	1,816,641
Boston Scientific Corp.*	68,658	1,404,743
Cooper Cos., Inc. (The)	2,459	404,481
CR Bard, Inc.	3,706	780,298
Danaher Corp.	30,661	2,396,770
DENTSPLY SIRONA, Inc.	11,757	684,022
Edwards Lifesciences Corp.*	10,741	889,892
Hologic, Inc.*	13,998	535,844
Intuitive Surgical, Inc.*	1,942	1,250,143
Medtronic plc	69,728	5,090,841
St Jude Medical, Inc.	14,377	1,138,659
Stryker Corp.	15,675	1,781,621
Varian Medical Systems, Inc.*	4,712	423,279
Zimmer Biomet Holdings, Inc.	10,092	1,027,971
		23,544,745
Health Care Providers & Services - 1.6%
Aetna, Inc.	17,700	2,315,868
AmerisourceBergen Corp.	8,440	658,236
Anthem, Inc.	13,279	1,892,656
Cardinal Health, Inc.	16,075	1,141,486
Centene Corp.*	8,615	496,483
Cigna Corp.	12,946	1,744,344
DaVita, Inc.*	8,352	529,099
Express Scripts Holding Co.*	31,799	2,412,908
HCA Holdings, Inc.*	14,902	1,056,403
Henry Schein, Inc.*	4,127	614,758
Humana, Inc.	7,521	1,599,265
Laboratory Corp. of America Holdings*	5,162	649,638
McKesson Corp.	11,388	1,637,708
Patterson Cos., Inc.	4,204	162,863
Quest Diagnostics, Inc.	7,014	613,444
UnitedHealth Group, Inc.	48,054	7,607,909
Universal Health Services, Inc., Class B	4,546	559,249
		25,692,317
Health Care Technology - 0.0%(b)
Cerner Corp.*	15,165	754,914

Hotels, Restaurants & Leisure - 1.0%
Carnival Corp.	21,843	1,122,948
Chipotle Mexican Grill, Inc.*	1,469	582,209
Darden Restaurants, Inc.	6,368	466,774
Marriott International, Inc., Class A	16,138	1,271,352
McDonald’s Corp.	43,058	5,135,528
Royal Caribbean Cruises Ltd.	8,472	685,978
Starbucks Corp.	73,999	4,289,722
Wyndham Worldwide Corp.	5,544	399,112
Wynn Resorts Ltd.	4,006	408,572
Yum! Brands, Inc.	17,592	1,115,157
		15,477,352
Household Durables - 0.3%
DR Horton, Inc.	17,094	473,846
Garmin Ltd.	5,813	303,206
Harman International Industries, Inc.	3,521	385,092
Leggett & Platt, Inc.	6,745	324,165
Lennar Corp., Class A	9,478	403,194
Mohawk Industries, Inc.*	3,180	627,859
Newell Brands, Inc.	24,330	1,143,753
PulteGroup, Inc.	15,604	294,291
Whirlpool Corp.	3,807	618,409
		4,573,815
Household Products - 1.1%
Church & Dwight Co., Inc.	12,997	569,139
Clorox Co. (The)	6,533	754,953
Colgate-Palmolive Co.	44,982	2,934,176
Kimberly-Clark Corp.	18,146	2,097,859
Procter & Gamble Co. (The)	134,656	11,103,734
		17,459,861
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp.	33,255	380,770
NRG Energy, Inc.	15,908	180,396
		561,166
Industrial Conglomerates - 1.5%
3M Co.	30,496	5,237,383
General Electric Co.	452,152	13,908,195
Honeywell International, Inc.	38,391	4,374,271
Roper Technologies, Inc.	5,113	926,015
		24,445,864
Insurance - 1.7%
Aflac, Inc.	20,666	1,475,139
Allstate Corp. (The)	18,743	1,310,511
American International Group, Inc.	51,321	3,250,159
Aon plc	13,401	1,529,054
Arthur J. Gallagher & Co.	8,932	449,726
Assurant, Inc.	2,877	248,400
Chubb Ltd.	23,466	3,003,648
Cincinnati Financial Corp.	7,557	579,924
Hartford Financial Services Group, Inc. (The)	19,475	917,662
Lincoln National Corp.	11,746	752,919
Loews Corp.	13,948	622,778
Marsh & McLennan Cos., Inc.	26,148	1,812,318
MetLife, Inc.	55,445	3,050,029
Principal Financial Group, Inc.	13,495	778,527
Progressive Corp. (The)	29,361	977,721
Prudential Financial, Inc.	22,049	2,218,129
Torchmark Corp.	5,620	393,906
Travelers Cos., Inc. (The)	14,546	1,648,789
Unum Group	11,839	500,434
Willis Towers Watson plc	6,548	814,375
XL Group Ltd.	13,874	501,268
		26,835,416
Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc.*	19,854	14,901,817
Expedia, Inc.	6,079	754,100
Netflix, Inc.*	21,632	2,530,944
Priceline Group, Inc. (The)*	2,505	3,766,718
TripAdvisor, Inc.*	5,765	278,334
		22,231,913
Internet Software & Services - 2.5%
Akamai Technologies, Inc.*	8,816	588,027
Alphabet, Inc., Class A*	14,877	11,542,767
Alphabet, Inc., Class C*	14,910	11,302,376
eBay, Inc.*	52,979	1,473,346
Facebook, Inc., Class A*	117,208	13,879,771
VeriSign, Inc.*	4,687	369,570
Yahoo!, Inc.*	44,182	1,812,346
		40,968,203
IT Services - 2.2%
Accenture plc, Class A	31,411	3,751,416
Alliance Data Systems Corp.	2,953	675,587
Automatic Data Processing, Inc.	23,017	2,210,092
Cognizant Technology Solutions Corp., Class A*	30,624	1,686,770
CSRA, Inc.	7,348	235,209

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Fidelity National Information Services, Inc.	16,541	1,276,800
Fiserv, Inc.*	11,091	1,160,340
Global Payments, Inc.	7,752	531,400
International Business Machines Corp.	43,888	7,119,511
Mastercard, Inc., Class A	48,384	4,944,845
Paychex, Inc.	16,190	954,401
PayPal Holdings, Inc.*	56,634	2,224,584
Teradata Corp.*	6,580	176,673
Total System Services, Inc.	8,348	410,889
Visa, Inc., Class A	95,183	7,359,550
Western Union Co. (The)	24,609	517,527
Xerox Corp.	42,947	401,554
		35,637,148
Leisure Products - 0.1%
Hasbro, Inc.	5,695	486,296
Mattel, Inc.	17,186	542,562
		1,028,858
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	16,425	722,371
Illumina, Inc.*	7,397	984,837
Mettler-Toledo International, Inc.*	1,337	550,871
PerkinElmer, Inc.	5,520	279,974
Thermo Fisher Scientific, Inc.	19,893	2,787,208
Waters Corp.*	4,065	547,027
		5,872,288
Machinery - 0.9%
Caterpillar, Inc.	29,478	2,816,918
Cummins, Inc.	7,828	1,109,854
Deere & Co.	14,596	1,462,519
Dover Corp.	7,832	568,681
Flowserve Corp.	6,579	312,174
Fortive Corp.	15,170	834,198
Illinois Tool Works, Inc.	16,119	2,017,776
Ingersoll-Rand plc	13,018	970,362
PACCAR, Inc.	17,686	1,099,185
Parker-Hannifin Corp.	6,756	938,611
Pentair plc	8,407	483,066
Snap-on, Inc.	2,931	490,063
Stanley Black & Decker, Inc.	7,590	900,402
Xylem, Inc.	9,041	466,335
		14,470,144
Media - 1.8%
CBS Corp. (Non-Voting), Class B	20,529	1,246,521
Charter Communications, Inc., Class A*	10,936	3,010,790
Comcast Corp., Class A	121,216	8,425,724
Discovery Communications, Inc., Class A*	7,613	206,236
Discovery Communications, Inc., Class C*	11,314	299,142
Interpublic Group of Cos., Inc. (The)	20,218	486,647
News Corp., Class A	19,201	221,964
News Corp., Class B	6,044	72,226
Omnicom Group, Inc.	11,935	1,037,629
Scripps Networks Interactive, Inc., Class A	4,803	332,656
TEGNA, Inc.	10,814	242,558
Time Warner, Inc.	39,247	3,603,659
Twenty-First Century Fox, Inc., Class A	53,686	1,509,113
Twenty-First Century Fox, Inc., Class B	24,577	689,631
Viacom, Inc., Class B	17,520	656,650
Walt Disney Co. (The)	74,602	7,394,550
		29,435,696
Metals & Mining - 0.2%
Alcoa Corp.	1	29
Freeport-McMoRan, Inc.*	61,658	946,450
Newmont Mining Corp.	26,772	868,484
Nucor Corp.	16,063	998,958
		2,813,921
Multiline Retail - 0.4%
Dollar General Corp.	13,079	1,011,268
Dollar Tree, Inc.*	11,896	1,048,751
Kohl’s Corp.	9,062	487,808
Macy’s, Inc.	15,564	656,801
Nordstrom, Inc.	5,863	327,859
Target Corp.	29,006	2,240,423
		5,772,910
Multi-Utilities - 0.6%
Ameren Corp.	12,243	601,376
CenterPoint Energy, Inc.	21,731	518,502
CMS Energy Corp.	14,079	566,257
Consolidated Edison, Inc.	15,360	1,071,667
Dominion Resources, Inc.	31,574	2,314,059
DTE Energy Co.	9,054	842,837
NiSource, Inc.	16,256	356,657
Public Service Enterprise Group, Inc.	25,527	1,054,520
SCANA Corp.	7,211	508,592
Sempra Energy	12,604	1,257,879
WEC Energy Group, Inc.	15,925	891,959
		9,984,305
Oil, Gas & Consumable Fuels - 3.8%
Anadarko Petroleum Corp.	27,534	1,903,976
Apache Corp.	19,144	1,262,547
Cabot Oil & Gas Corp.	23,470	519,156
Chesapeake Energy Corp.*	37,605	263,235
Chevron Corp.	95,187	10,619,062
Cimarex Energy Co.	4,793	660,859
Concho Resources, Inc.*	7,172	1,025,739
ConocoPhillips	62,491	3,032,063
Devon Energy Corp.	26,419	1,276,830
EOG Resources, Inc.	27,784	2,848,416
EQT Corp.	8,716	610,817
Exxon Mobil Corp.	209,225	18,265,343
Hess Corp.	13,582	760,049
Kinder Morgan, Inc.	96,866	2,150,425
Marathon Oil Corp.	42,750	772,065
Marathon Petroleum Corp.	26,679	1,254,447
Murphy Oil Corp.	8,167	276,943
Newfield Exploration Co.*	10,021	453,150
Noble Energy, Inc.	21,680	827,309
Occidental Petroleum Corp.	38,545	2,750,571
ONEOK, Inc.	10,617	583,192
Phillips 66	22,424	1,862,986
Pioneer Natural Resources Co.	8,558	1,634,920
Range Resources Corp.	9,485	333,682
Southwestern Energy Co.*	24,898	282,592
Spectra Energy Corp.	35,375	1,448,606
Tesoro Corp.	5,994	487,612
Valero Energy Corp.	23,278	1,432,994
Williams Cos., Inc. (The)	34,463	1,058,014
		60,657,600
Personal Products - 0.1%
Coty, Inc., Class A	23,803	445,354
Estee Lauder Cos., Inc. (The), Class A	11,148	866,200
		1,311,554
Pharmaceuticals - 3.0%
Allergan plc*	18,925	3,677,127
Bristol-Myers Squibb Co.	84,306	4,758,231
Eli Lilly & Co.	49,012	3,289,685
Endo International plc*	10,004	160,164

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Johnson & Johnson	138,043	15,364,186
Mallinckrodt plc*	5,435	286,425
Merck & Co., Inc.	139,523	8,537,412
Mylan NV*	23,211	849,755
Perrigo Co. plc	7,229	624,152
Pfizer, Inc.	306,051	9,836,479
Zoetis, Inc.	24,978	1,258,392
		48,642,008
Professional Services - 0.2%
Dun & Bradstreet Corp. (The)	1,832	222,991
Equifax, Inc.	6,021	689,104
Nielsen Holdings plc	16,949	730,502
Robert Half International, Inc.	6,566	294,616
Verisk Analytics, Inc.*	7,929	658,741
		2,595,954
Real Estate Management & Development - 0.0%(b)
CBRE Group, Inc., Class A*	15,071	437,662

Road & Rail - 0.5%
CSX Corp.	47,731	1,709,247
JB Hunt Transport Services, Inc.	4,435	422,966
Kansas City Southern	5,448	483,292
Norfolk Southern Corp.	14,811	1,576,779
Ryder System, Inc.	2,698	211,253
Union Pacific Corp.	42,026	4,258,495
		8,662,032
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	15,514	1,151,759
Applied Materials, Inc.	54,538	1,756,124
Broadcom Ltd.	19,956	3,402,298
First Solar, Inc.*	3,874	117,460
Intel Corp.	238,710	8,283,237
KLA-Tencor Corp.	7,871	628,421
Lam Research Corp.	8,086	857,278
Linear Technology Corp.	12,095	756,300
Microchip Technology, Inc.	10,863	718,913
Micron Technology, Inc.*	52,393	1,023,235
NVIDIA Corp.	26,994	2,488,847
Qorvo, Inc.*	6,453	344,655
QUALCOMM, Inc.	74,355	5,065,806
Skyworks Solutions, Inc.	9,460	727,001
Texas Instruments, Inc.	50,618	3,742,189
Xilinx, Inc.	12,790	690,404
		31,753,927
Software - 2.6%
Activision Blizzard, Inc.	34,419	1,260,080
Adobe Systems, Inc.*	25,142	2,584,849
Autodesk, Inc.*	9,852	715,354
CA, Inc.	15,854	506,694
Citrix Systems, Inc.*	7,857	681,438
Electronic Arts, Inc.*	15,176	1,202,546
Intuit, Inc.	12,364	1,405,539
Microsoft Corp.	393,183	23,693,208
Oracle Corp.	151,853	6,102,972
Red Hat, Inc.*	9,137	722,828
salesforce.com, Inc.*	32,489	2,339,208
Symantec Corp.	31,060	757,553
		41,972,269
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	3,716	630,680
AutoNation, Inc.*	3,348	149,522
AutoZone, Inc.*	1,475	1,155,191
Bed Bath & Beyond, Inc.	7,789	349,025
Best Buy Co., Inc.	13,927	636,464
CarMax, Inc.*	9,661	558,309
Foot Locker, Inc.	6,827	489,291
Gap, Inc. (The)	11,058	276,118
Home Depot, Inc. (The)	62,343	8,067,184
L Brands, Inc.	12,120	851,066
Lowe’s Cos., Inc.	44,132	3,113,513
O’Reilly Automotive, Inc.*	4,790	1,314,855
Ross Stores, Inc.	20,010	1,352,476
Signet Jewelers Ltd.	3,814	348,180
Staples, Inc.	32,818	317,350
Tiffany & Co.	5,419	446,959
TJX Cos., Inc. (The)	33,132	2,595,561
Tractor Supply Co.	6,744	506,272
Ulta Salon Cosmetics & Fragrance, Inc.*	2,958	767,601
Urban Outfitters, Inc.*	4,492	141,947
		24,067,564
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	271,882	30,048,400
Hewlett Packard Enterprise Co.	83,844	1,995,487
HP, Inc.	86,325	1,329,405
NetApp, Inc.	14,061	514,070
Seagate Technology plc	15,067	604,187
Western Digital Corp.	14,343	913,075
		35,404,624
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	14,074	512,153
Hanesbrands, Inc.	19,062	442,810
Michael Kors Holdings Ltd.*	8,528	396,467
NIKE, Inc., Class B	68,034	3,406,462
PVH Corp.	4,048	428,845
Ralph Lauren Corp.	2,845	297,616
Under Armour, Inc., Class A*	9,253	284,992
Under Armour, Inc., Class C*	9,301	239,780
VF Corp.	16,741	912,552
		6,921,677
Tobacco - 1.0%
Altria Group, Inc.	98,585	6,302,539
Philip Morris International, Inc.	78,274	6,910,029
Reynolds American, Inc.	41,771	2,259,811
		15,472,379
Trading Companies & Distributors - 0.1%
Fastenal Co.	14,580	691,092
United Rentals, Inc.*	4,347	439,525
WW Grainger, Inc.	2,805	646,749
		1,777,366
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	8,976	650,491

TOTAL COMMON STOCKS (Cost $1,002,510,186)		957,793,751

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 28.8%

REPURCHASE AGREEMENT(c) - 7.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $114,012,456 (Cost $114,011,622)	114,011,622	114,011,622
U.S. TREASURY OBLIGATIONS - 21.7%
U.S. Treasury Bills
0.27%, 12/22/2016(d)	100,000,000	99,984,250
0.30%, 1/5/2017(d)	100,000,000	99,970,833

See accompanying notes to the financial statements.

Investments	Principal Amount ($)	Value ($)
0.32%, 1/19/2017(d)	150,000,000	149,934,463
TOTAL U.S. TREASURY OBLIGATIONS (Cost $349,889,546)		349,889,546
TOTAL SHORT-TERM INVESTMENTS (Cost $463,901,168)		463,901,168

Total Investments - 88.4% (Cost $1,466,411,354)		1,421,694,919
Other Assets Less Liabilities - 11.6%		187,301,693
Net assets - 100.0%		1,608,996,612

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $351,264,182.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(d)	The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,977,527
Aggregate gross unrealized depreciation	(85,455,983)
Net unrealized depreciation	$(50,478,456)
Federal income tax cost of investments	$1,472,173,375

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	898	12/16/2016	$98,690,200	$1,863,177

Cash collateral in the amount of $4,692,050 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

Swap Agreements(1)

Ultra S&P500® had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$488,889,408	11/6/2017	Bank of America NA	0.64%	S&P 500®	$25,414,114	$(25,414,114)	$—	$—
297,391,392	1/8/2018	Citibank NA	0.61%	S&P 500®	10,486,253	(10,467,668)	(18,585)	—
47,619,444	11/6/2017	Credit Suisse International	0.84%	S&P 500®	2,193,148	—	(2,193,148)	—
117,077,443	11/6/2017	Goldman Sachs International	1.01%	S&P 500®	18,173,407
672,654,689	11/6/2018	Goldman Sachs International	0.76%	SPDR® S&P 500® ETF Trust	21,072,055
789,732,132					39,245,462	(39,245,462)	—	—
47,104,109	11/6/2017	Morgan Stanley & Co. International plc	0.74%	S&P 500®	42,525,141	(42,525,141)	—	—
249,830,518	1/8/2018	Societe Generale	0.59%	S&P 500®	22,000,339	—	(22,000,339)	—
240,905,965	11/6/2017	UBS AG	0.64%	S&P 500®	14,417,729	—	(14,417,729)	—
$2,161,472,968					$156,282,186

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Ultra MidCap400

Schedule of Portfolio Investments

November 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 80.6%

Aerospace & Defense - 1.7%
B/E Aerospace, Inc.	6,618	397,345
Curtiss-Wright Corp.	2,893	290,804
Esterline Technologies Corp.*	1,914	168,336
Huntington Ingalls Industries, Inc.	3,047	544,682
KLX, Inc.*	3,432	133,814
Orbital ATK, Inc.	3,813	325,363
Teledyne Technologies, Inc.*	2,257	281,832
Triumph Group, Inc.	3,225	89,655
		2,231,831
Airlines - 0.3%
JetBlue Airways Corp.*	21,074	423,377

Auto Components - 0.4%
Dana, Inc.	9,340	157,752
Gentex Corp.	18,675	345,301
		503,053
Automobiles - 0.2%
Thor Industries, Inc.	3,110	312,773

Banks - 5.4%
Associated Banc-Corp.	9,675	221,074
BancorpSouth, Inc.	5,604	159,994
Bank of Hawaii Corp.	2,791	232,686
Bank of the Ozarks, Inc.	5,915	286,996
Cathay General Bancorp	4,827	169,428
Chemical Financial Corp.	4,556	236,365
Commerce Bancshares, Inc.	5,678	311,233
Cullen/Frost Bankers, Inc.	3,599	296,234
East West Bancorp, Inc.	9,384	449,306
First Horizon National Corp.	15,108	288,261
FNB Corp.	13,683	209,076
Fulton Financial Corp.	11,269	200,025
Hancock Holding Co.	5,049	209,786
International Bancshares Corp.	3,779	147,097
MB Financial, Inc.	4,647	201,076
PacWest Bancorp	7,841	401,851
PrivateBancorp, Inc.	5,177	242,180
Prosperity Bancshares, Inc.	4,524	299,172
Signature Bank*	3,496	524,085
SVB Financial Group*	3,389	535,564
Synovus Financial Corp.	8,005	309,873
TCF Financial Corp.	11,138	193,244
Trustmark Corp.	4,404	148,459
Umpqua Holdings Corp.	14,339	254,804
Valley National Bancorp	16,571	187,915
Webster Financial Corp.	5,970	296,172
		7,011,956
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	590	102,129

Biotechnology - 0.3%
United Therapeutics Corp.*	2,831	355,602

Building Products - 0.7%
AO Smith Corp.	9,655	469,523
Lennox International, Inc.	2,548	378,811
		848,334
Capital Markets - 2.9%
CBOE Holdings, Inc.	5,293	364,688
Eaton Vance Corp.	7,386	298,690
FactSet Research Systems, Inc.	2,647	423,970
Federated Investors, Inc., Class B	6,110	167,964
Janus Capital Group, Inc.	9,323	125,860
MarketAxess Holdings, Inc.	2,450	406,137
MSCI, Inc.	6,162	485,566
Raymond James Financial, Inc.	8,211	590,699
SEI Investments Co.	8,824	416,316
Stifel Financial Corp.*	4,311	214,903
Waddell & Reed Financial, Inc., Class A	5,394	105,345
WisdomTree Investments, Inc.	7,471	82,629
		3,682,767
Chemicals - 2.3%
Ashland Global Holdings, Inc.	4,044	455,759
Cabot Corp.	4,062	206,878
Minerals Technologies, Inc.	2,268	183,708
NewMarket Corp.	602	251,883
Olin Corp.	10,755	279,630
PolyOne Corp.	5,474	180,478
RPM International, Inc.	8,669	458,677
Scotts Miracle-Gro Co. (The), Class A	2,950	269,246
Sensient Technologies Corp.	2,916	227,710
Valspar Corp. (The)	4,749	484,825
		2,998,794
Commercial Services & Supplies - 1.0%
Clean Harbors, Inc.*	3,407	180,060
Copart, Inc.*	6,339	346,870
Deluxe Corp.	3,176	215,015
Herman Miller, Inc.	3,897	126,653
HNI Corp.	2,895	152,769
MSA Safety, Inc.	2,028	126,061
Rollins, Inc.	6,255	200,973
		1,348,401
Communications Equipment - 1.2%
ARRIS International plc*	12,416	356,215
Brocade Communications Systems, Inc.	26,104	322,123
Ciena Corp.*	8,994	192,921
InterDigital, Inc.	2,230	176,616
NetScout Systems, Inc.*	5,990	186,888
Plantronics, Inc.	2,161	111,983
ViaSat, Inc.*	3,342	238,218
		1,584,964
Construction & Engineering - 1.0%
AECOM*	10,008	363,791
Dycom Industries, Inc.*	2,046	149,828
EMCOR Group, Inc.	3,959	274,636
Granite Construction, Inc.	2,579	152,135
KBR, Inc.	9,278	155,035
Valmont Industries, Inc.	1,474	219,479
		1,314,904
Construction Materials - 0.2%
Eagle Materials, Inc.	3,141	305,305

Consumer Finance - 0.2%
SLM Corp.*	27,866	280,611

Containers & Packaging - 1.3%
AptarGroup, Inc.	4,098	299,892
Bemis Co., Inc.	6,167	308,782
Greif, Inc., Class A	1,679	86,250
Packaging Corp. of America	6,136	520,087
Silgan Holdings, Inc.	2,442	120,903
Sonoco Products Co.	6,527	353,307
		1,689,221
Distributors - 0.2%
Pool Corp.	2,738	275,470

Diversified Consumer Services - 0.6%
DeVry Education Group, Inc.	3,695	110,296
Graham Holdings Co., Class B	303	148,394

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Service Corp. International	12,609	340,317
Sotheby’s*	3,123	121,984
		720,991
Electric Utilities - 1.5%
Great Plains Energy, Inc.	13,503	356,344
Hawaiian Electric Industries, Inc.	7,045	216,986
IDACORP, Inc.	3,282	249,924
OGE Energy Corp.	13,004	411,577
PNM Resources, Inc.	5,187	163,909
Westar Energy, Inc.	9,229	525,684
		1,924,424
Electrical Equipment - 0.6%
EnerSys	2,828	225,052
Hubbell, Inc.	3,351	376,250
Regal Beloit Corp.	2,914	212,431
		813,733
Electronic Equipment, Instruments & Components - 3.5%
Arrow Electronics, Inc.*	5,943	405,729
Avnet, Inc.	8,294	380,612
Belden, Inc.	2,743	202,708
Cognex Corp.	5,542	330,913
Ingram Micro, Inc., Class A*	9,745	364,853
IPG Photonics Corp.*	2,423	232,414
Jabil Circuit, Inc.	12,443	263,169
Keysight Technologies, Inc.*	11,066	407,561
Knowles Corp.*	5,775	92,573
Littelfuse, Inc.	1,461	212,999
National Instruments Corp.	6,867	202,370
SYNNEX Corp.	1,890	220,960
Tech Data Corp.*	2,293	194,607
Trimble, Inc.*	16,226	457,411
VeriFone Systems, Inc.*	7,226	122,047
Vishay Intertechnology, Inc.	8,776	132,956
Zebra Technologies Corp., Class A*	3,436	271,616
		4,495,498
Energy Equipment & Services - 1.3%
Diamond Offshore Drilling, Inc.*	4,198	75,816
Dril-Quip, Inc.*	2,447	138,378
Ensco plc, Class A	19,626	189,587
Nabors Industries Ltd.	18,453	297,093
Noble Corp. plc	15,838	98,512
Oceaneering International, Inc.	6,385	170,160
Oil States International, Inc.*	3,343	119,847
Patterson-UTI Energy, Inc.	9,620	256,565
Rowan Cos. plc, Class A*	8,167	145,536
Superior Energy Services, Inc.	9,878	170,297
		1,661,791
Equity Real Estate Investment Trusts (REITs) - 8.4%
Alexandria Real Estate Equities, Inc.	5,077	556,388
American Campus Communities, Inc.	8,496	400,247
Camden Property Trust	5,692	448,017
Care Capital Properties, Inc.	5,466	131,621
Communications Sales & Leasing, Inc.	8,852	220,680
CoreCivic, Inc.	7,653	173,800
Corporate Office Properties Trust	6,170	176,585
Cousins Properties, Inc.	22,228	175,823
DCT Industrial Trust, Inc.	5,870	269,727
Douglas Emmett, Inc.	9,343	342,795
Duke Realty Corp.	22,840	580,821
Education Realty Trust, Inc.	4,757	193,134
EPR Properties	4,143	288,104
Equity One, Inc.	5,992	178,921
First Industrial Realty Trust, Inc.	7,610	201,285
Healthcare Realty Trust, Inc.	7,545	221,672
Highwoods Properties, Inc.	6,421	308,593
Hospitality Properties Trust	10,693	310,044
Kilroy Realty Corp.	6,002	434,185
Lamar Advertising Co., Class A	5,395	357,635
LaSalle Hotel Properties	7,362	206,651
Liberty Property Trust	9,555	376,467
Life Storage, Inc.	3,021	245,396
Mack-Cali Realty Corp.	5,838	157,918
Medical Properties Trust, Inc.	20,846	248,484
Mid-America Apartment Communities, Inc.	4,919	450,728
National Retail Properties, Inc.	9,572	408,533
Omega Healthcare Investors, Inc.	12,596	371,078
Post Properties, Inc.	3,484	226,530
Potlatch Corp.	2,638	108,356
Quality Care Properties, Inc.*	6,090	91,350
Rayonier, Inc.	8,001	212,107
Regency Centers Corp.	6,804	454,779
Senior Housing Properties Trust	15,464	279,280
Tanger Factory Outlet Centers, Inc.	6,255	215,610
Taubman Centers, Inc.	3,933	285,811
Urban Edge Properties	5,956	161,348
Washington Prime Group, Inc.	12,069	120,931
Weingarten Realty Investors	7,658	271,936
		10,863,370
Food & Staples Retailing - 0.5%
Casey’s General Stores, Inc.	2,551	307,268
Sprouts Farmers Market, Inc.*	9,085	181,791
United Natural Foods, Inc.*	3,281	154,043
		643,102
Food Products - 2.4%
Dean Foods Co.	5,888	116,936
Flowers Foods, Inc.	11,854	183,974
Hain Celestial Group, Inc. (The)*	6,736	263,984
Ingredion, Inc.	4,700	551,686
Lamb Weston Holdings, Inc.*	9,047	302,893
Lancaster Colony Corp.	1,268	171,827
Post Holdings, Inc.*	4,210	321,349
Snyder’s-Lance, Inc.	5,568	207,464
Tootsie Roll Industries, Inc.	1,145	43,224
TreeHouse Foods, Inc.*	3,693	255,999
WhiteWave Foods Co. (The)*	11,539	635,683
		3,055,019
Gas Utilities - 1.7%
Atmos Energy Corp.	6,762	480,913
National Fuel Gas Co.	5,534	312,007
New Jersey Resources Corp.	5,610	193,265
ONE Gas, Inc.	3,402	204,154
Southwest Gas Corp.	3,092	229,210
UGI Corp.	11,281	505,389
WGL Holdings, Inc.	3,325	241,262
		2,166,200
Health Care Equipment & Supplies - 3.0%
ABIOMED, Inc.*	2,606	292,497
Align Technology, Inc.*	4,900	455,945
Halyard Health, Inc.*	3,039	112,899
Hill-Rom Holdings, Inc.	3,879	206,906
IDEXX Laboratories, Inc.*	5,831	686,017
LivaNova plc*	2,876	127,321
NuVasive, Inc.*	3,270	212,223
ResMed, Inc.	9,162	563,280
STERIS plc	5,610	368,072
Teleflex, Inc.	2,868	424,263
West Pharmaceutical Services, Inc.	4,768	386,923
		3,836,346
Health Care Providers & Services - 1.6%
Amsurg Corp.*	3,569	243,120
HealthSouth Corp.	5,846	243,603
LifePoint Health, Inc.*	2,615	143,694
MEDNAX, Inc.*	5,992	392,296
Molina Healthcare, Inc.*	2,774	146,634

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Owens & Minor, Inc.	4,064	137,810
Tenet Healthcare Corp.*	5,184	78,952
VCA, Inc.*	5,266	329,652
WellCare Health Plans, Inc.*	2,883	395,029
		2,110,790
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	12,148	133,385

Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc.	3,233	171,705
Buffalo Wild Wings, Inc.*	1,192	200,971
Cheesecake Factory, Inc. (The)	2,912	172,303
Churchill Downs, Inc.	810	124,011
Cracker Barrel Old Country Store, Inc.	1,559	253,712
Domino’s Pizza, Inc.	3,142	527,982
Dunkin’ Brands Group, Inc.	5,974	324,328
International Speedway Corp., Class A	1,695	62,376
Jack in the Box, Inc.	2,128	221,354
Panera Bread Co., Class A*	1,450	307,559
Texas Roadhouse, Inc.	4,174	195,719
Wendy’s Co. (The)	13,270	166,804
		2,728,824
Household Durables - 1.2%
CalAtlantic Group, Inc.	4,857	162,175
Helen of Troy Ltd.*	1,813	154,286
KB Home	5,387	85,330
NVR, Inc.*	236	376,420
Tempur Sealy International, Inc.*	3,309	209,460
Toll Brothers, Inc.*	9,827	291,469
TRI Pointe Group, Inc.*	9,519	110,611
Tupperware Brands Corp.	3,291	182,453
		1,572,204
Household Products - 0.1%
Energizer Holdings, Inc.	4,031	180,871

Independent Power and Renewable Electricity Producers - 0.1%
Talen Energy Corp.*	5,607	78,274

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	4,208	472,011

Insurance - 4.1%
Alleghany Corp.*	1,005	570,790
American Financial Group, Inc.	4,753	390,839
Aspen Insurance Holdings Ltd.	3,920	199,724
Brown & Brown, Inc.	7,465	323,608
CNO Financial Group, Inc.	11,405	204,150
Endurance Specialty Holdings Ltd.	4,181	385,488
Everest Re Group Ltd.	2,728	574,380
First American Financial Corp.	7,145	269,652
Genworth Financial, Inc., Class A*	32,450	138,886
Hanover Insurance Group, Inc. (The)	2,783	240,980
Kemper Corp.	3,163	129,525
Mercury General Corp.	2,375	138,700
Old Republic International Corp.	15,894	284,026
Primerica, Inc.	3,026	213,938
Reinsurance Group of America, Inc.	4,172	509,193
RenaissanceRe Holdings Ltd.	2,683	350,292
WR Berkley Corp.	6,395	395,147
		5,319,318
Internet & Direct Marketing Retail - 0.1%
HSN, Inc.	2,076	79,096

Internet Software & Services - 0.3%
comScore, Inc.*	2,915	84,652
j2 Global, Inc.	3,126	229,792
WebMD Health Corp.*	2,539	135,430
		449,874
IT Services - 3.2%
Acxiom Corp.*	5,041	133,738
Broadridge Financial Solutions, Inc.	7,702	498,627
Computer Sciences Corp.	9,144	554,401
Convergys Corp.	6,245	161,558
CoreLogic, Inc.*	5,750	216,947
DST Systems, Inc.	2,124	219,218
Gartner, Inc.*	5,380	553,172
Jack Henry & Associates, Inc.	5,114	442,054
Leidos Holdings, Inc.	9,256	473,907
MAXIMUS, Inc.	4,226	233,656
NeuStar, Inc., Class A*	3,550	86,087
Science Applications International Corp.	2,919	241,022
WEX, Inc.*	2,504	276,717
		4,091,104
Leisure Products - 0.6%
Brunswick Corp.	5,875	294,455
Polaris Industries, Inc.	3,881	337,104
Vista Outdoor, Inc.*	3,929	157,749
		789,308
Life Sciences Tools & Services - 0.7%
Bio-Rad Laboratories, Inc., Class A*	1,345	233,358
Bio-Techne Corp.	2,429	255,919
Charles River Laboratories International, Inc.*	3,080	218,988
PAREXEL International Corp.*	3,444	203,196
		911,461
Machinery - 4.1%
AGCO Corp.	4,437	247,584
CLARCOR, Inc.	3,175	223,679
Crane Co.	3,232	237,520
Donaldson Co., Inc.	8,669	351,615
Graco, Inc.	3,626	294,540
IDEX Corp.	4,957	464,025
ITT, Inc.	5,835	235,559
Joy Global, Inc.	6,392	179,168
Kennametal, Inc.	5,190	179,003
Lincoln Electric Holdings, Inc.	4,117	323,226
Nordson Corp.	3,464	369,713
Oshkosh Corp.	4,785	334,950
Terex Corp.	7,072	215,837
Timken Co. (The)	4,588	179,161
Toro Co. (The)	7,118	376,756
Trinity Industries, Inc.	9,923	275,760
Wabtec Corp.	5,868	496,843
Woodward, Inc.	3,603	244,031
		5,228,970
Marine - 0.2%
Kirby Corp.*	3,507	222,519

Media - 1.1%
AMC Networks, Inc., Class A*	3,902	215,586
Cable One, Inc.	305	180,273
Cinemark Holdings, Inc.	6,887	274,378
John Wiley & Sons, Inc., Class A	2,913	159,778
Live Nation Entertainment, Inc.*	8,596	237,937
Meredith Corp.	2,379	132,153
New York Times Co. (The), Class A	7,928	103,064
Time, Inc.	6,518	105,592
		1,408,761
Metals & Mining - 1.8%
Allegheny Technologies, Inc.	7,097	124,481
Carpenter Technology Corp.	3,035	108,562
Commercial Metals Co.	7,464	164,283
Compass Minerals International, Inc.	2,200	170,610

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Reliance Steel & Aluminum Co.	4,723	383,035
Royal Gold, Inc.	4,250	295,970
Steel Dynamics, Inc.	15,873	563,174
United States Steel Corp.	10,970	354,770
Worthington Industries, Inc.	2,870	161,524
		2,326,409
Multiline Retail - 0.3%
Big Lots, Inc.	2,890	146,263
JC Penney Co., Inc.*	20,039	189,769
		336,032
Multi-Utilities - 0.8%
Black Hills Corp.	3,407	200,161
MDU Resources Group, Inc.	12,718	353,815
NorthWestern Corp.	3,146	176,491
Vectren Corp.	5,394	264,737
		995,204
Oil, Gas & Consumable Fuels - 2.0%
CONSOL Energy, Inc.	11,504	236,752
Denbury Resources, Inc.*	25,938	98,046
Energen Corp.*	6,321	392,345
Gulfport Energy Corp.*	8,164	209,733
HollyFrontier Corp.	11,495	330,711
QEP Resources, Inc.*	15,603	306,755
SM Energy Co.	5,657	225,488
Western Refining, Inc.	5,154	184,874
World Fuel Services Corp.	4,587	203,938
WPX Energy, Inc.*	22,422	348,438
		2,537,080
Paper & Forest Products - 0.3%
Domtar Corp.	4,075	160,025
Louisiana-Pacific Corp.*	9,257	179,031
		339,056
Personal Products - 0.4%
Avon Products, Inc.*	28,458	152,820
Edgewell Personal Care Co.*	3,839	303,818
		456,638
Pharmaceuticals - 0.4%
Akorn, Inc.*	5,745	121,909
Catalent, Inc.*	8,123	194,384
Prestige Brands Holdings, Inc.*	3,446	163,926
		480,219
Professional Services - 0.5%
CEB, Inc.	2,097	123,618
FTI Consulting, Inc.*	2,747	117,297
ManpowerGroup, Inc.	4,463	381,185
		622,100
Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	2,999	132,166
Jones Lang LaSalle, Inc.	2,942	297,966
		430,132
Road & Rail - 0.9%
Avis Budget Group, Inc.*	5,723	219,134
Genesee & Wyoming, Inc., Class A*	3,728	284,819
Landstar System, Inc.	2,742	223,336
Old Dominion Freight Line, Inc.*	4,532	395,644
Werner Enterprises, Inc.	2,909	78,688
		1,201,621
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc.*	47,819	426,067
Cirrus Logic, Inc.*	4,069	223,795
Cree, Inc.*	6,567	166,276
Cypress Semiconductor Corp.	20,914	235,283
Integrated Device Technology, Inc.*	8,747	204,680
Intersil Corp., Class A	8,823	195,429
Microsemi Corp.*	7,371	403,562
Monolithic Power Systems, Inc.	2,426	199,029
Silicon Laboratories, Inc.*	2,709	179,742
Synaptics, Inc.*	2,267	123,733
Teradyne, Inc.	13,175	321,207
Versum Materials, Inc.*	7,051	172,468
		2,851,271
Software - 3.5%
ACI Worldwide, Inc.*	7,630	141,994
ANSYS, Inc.*	5,679	533,996
Cadence Design Systems, Inc.*	19,036	500,266
CDK Global, Inc.	9,777	564,133
CommVault Systems, Inc.*	2,690	145,260
Fair Isaac Corp.	2,009	228,403
Fortinet, Inc.*	9,558	287,696
Manhattan Associates, Inc.*	4,663	244,341
Mentor Graphics Corp.	7,043	257,422
PTC, Inc.*	7,486	364,643
Synopsys, Inc.*	9,855	596,031
Tyler Technologies, Inc.*	2,153	320,582
Ultimate Software Group, Inc. (The)*	1,884	386,088
		4,570,855
Specialty Retail - 1.8%
Aaron’s, Inc.	4,218	122,828
American Eagle Outfitters, Inc.	11,126	184,247
Cabela’s, Inc.*	3,344	208,131
Chico’s FAS, Inc.	8,598	131,635
CST Brands, Inc.	4,928	236,692
Dick’s Sporting Goods, Inc.	5,731	338,530
GameStop Corp., Class A	6,769	167,127
Murphy USA, Inc.*	2,397	163,451
Office Depot, Inc.	35,419	172,490
Restoration Hardware Holdings, Inc.*	2,486	89,620
Sally Beauty Holdings, Inc.*	9,536	249,748
Williams-Sonoma, Inc.	5,341	292,580
		2,357,079
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp.*	6,941	96,133
Diebold, Inc.	4,891	111,515
NCR Corp.*	8,062	312,402
		520,050
Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	3,260	297,605
Deckers Outdoor Corp.*	2,086	124,075
Fossil Group, Inc.*	2,727	91,136
Kate Spade & Co.*	8,337	123,805
Skechers U.S.A., Inc., Class A*	8,682	197,776
		834,397
Thrifts & Mortgage Finance - 0.5%
New York Community Bancorp, Inc.	31,717	506,838
Washington Federal, Inc.	5,892	191,195
		698,033
Trading Companies & Distributors - 0.6%
GATX Corp.	2,631	143,758
MSC Industrial Direct Co., Inc., Class A	2,896	258,728
NOW, Inc.*	6,998	150,737
Watsco, Inc.	1,679	250,171
		803,394
Water Utilities - 0.3%
Aqua America, Inc.	11,547	343,292

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	6,058	163,142
TOTAL COMMON STOCKS (Cost $106,689,213)		104,092,740

See accompanying notes to the financial statements.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT(a) - 6.7%

REPURCHASE AGREEMENT(b) - 6.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $8,647,741 (Cost $8,647,678)	8,647,678	8,647,678

Total Investments - 87.3% (Cost $115,336,891)		112,740,418
Other Assets Less Liabilities - 12.7%		16,408,735
Net assets - 100.0%		129,149,153

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $17,481,589.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,376,178
Aggregate gross unrealized depreciation	(10,401,604)
Net unrealized depreciation	$(3,025,426)
Federal income tax cost of investments	$115,765,844

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	40	12/16/2016	$6,503,600	$209,235

Cash collateral in the amount of $294,800 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

Swap Agreements(1)

Ultra MidCap400 had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$27,113,779	11/6/2018	Bank of America NA	0.54%	S&P MidCap 400®	$2,040,075	$(2,040,075)	$—	$—
22,167,199	11/6/2017	Citibank NA	0.66%	S&P MidCap 400®	2,733,390	(2,732,231)	(1,159)	—
15,664,957	11/6/2017	Credit Suisse International	0.84%	S&P MidCap 400®	746,250	—	(620,000)	126,250
11,587,170	1/8/2018	Goldman Sachs International	0.91%	S&P MidCap 400®	3,698,599
27,944,788	11/6/2017	Goldman Sachs International	0.66%	SPDR® S&P MidCap 400® ETF Trust	2,782,000
39,531,958					6,480,599	(6,480,599)	—	—
21,293,519	11/6/2017	Morgan Stanley & Co. International plc	0.74%	S&P MidCap 400®	1,442,931	(1,442,931)	—	—
11,883,598	11/6/2017	Societe Generale	0.84%	S&P MidCap 400®	1,457,855	—	(1,457,855)	—
10,041,692	11/6/2018	UBS AG	0.84%	S&P MidCap 400®	665,491	—	(603,000)	62,491
$147,696,702					$15,566,591

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 83.9%

Aerospace & Defense - 1.3%
AAR Corp.	3,042	112,219
Aerojet Rocketdyne Holdings, Inc.*	5,484	111,435
Aerovironment, Inc.*	1,882	53,261
Astronics Corp.*	1,778	65,644
Cubic Corp.	2,321	107,462
Curtiss-Wright Corp.	4,078	409,920
DigitalGlobe, Inc.*	5,811	186,824
Ducommun, Inc.*	958	27,399
Engility Holdings, Inc.*	1,660	60,175
Esterline Technologies Corp.*	2,722	239,400
KEYW Holding Corp. (The)*	3,304	41,399
KLX, Inc.*	4,861	189,530
Kratos Defense & Security Solutions, Inc.*	4,265	31,220
Mercury Systems, Inc.*	3,587	106,570
Moog, Inc., Class A*	2,942	205,440
National Presto Industries, Inc.	454	43,198
Sparton Corp.*	864	21,064
TASER International, Inc.*	4,804	130,813
Teledyne Technologies, Inc.*	3,148	393,091
Triumph Group, Inc.	4,537	126,129
Vectrus, Inc.*	983	22,707
		2,684,900
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc.*	4,468	72,382
Atlas Air Worldwide Holdings, Inc.*	2,259	111,595
Echo Global Logistics, Inc.*	2,644	66,364
Forward Air Corp.	2,740	132,561
Hub Group, Inc., Class A*	3,084	132,149
Park-Ohio Holdings Corp.	783	33,004
Radiant Logistics, Inc.*	3,474	12,645
XPO Logistics, Inc.*	9,014	401,393
		962,093
Airlines - 0.4%
Allegiant Travel Co.	1,218	199,021
Hawaiian Holdings, Inc.*	4,852	249,150
SkyWest, Inc.	4,624	170,395
Virgin America, Inc.*	1,782	100,683
		719,249
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc.*	7,059	110,544
Cooper Tire & Rubber Co.	5,097	195,215
Cooper-Standard Holdings, Inc.*	1,365	130,112
Dana, Inc.	13,720	231,731
Dorman Products, Inc.*	2,439	176,193
Drew Industries, Inc.	2,183	229,433
Federal-Mogul Holdings Corp.*	2,826	27,045
Fox Factory Holding Corp.*	2,061	51,731
Gentherm, Inc.*	3,357	106,920
Horizon Global Corp.*	1,680	38,657
Metaldyne Performance Group, Inc.	1,383	27,937
Modine Manufacturing Co.*	4,335	50,936
Motorcar Parts of America, Inc.*	1,685	41,215
Spartan Motors, Inc.	3,059	27,378
Standard Motor Products, Inc.	1,975	98,632
Stoneridge, Inc.*	2,469	39,183
Strattec Security Corp.	321	12,487
Superior Industries International, Inc.	2,310	58,097
Tenneco, Inc.*	5,191	306,009
Tower International, Inc.	1,885	49,387
Unique Fabricating, Inc.	608	8,664
Workhorse Group, Inc.*	1,053	7,803
		2,025,309
Automobiles - 0.0%(b)
Winnebago Industries, Inc.	2,467	80,054

Banks - 9.4%
1st Source Corp.	1,438	56,600
Access National Corp.	751	20,555
ACNB Corp.	550	17,105
Allegiance Bancshares, Inc.*	1,011	30,937
American National Bankshares, Inc.	755	23,518
Ameris Bancorp	3,134	140,560
Ames National Corp.	788	23,679
Arrow Financial Corp.	1,042	39,440
Atlantic Capital Bancshares, Inc.*	1,594	25,663
Banc of California, Inc.	4,492	67,829
BancFirst Corp.	720	59,004
Banco Latinoamericano de Comercio Exterior SA, Class E	2,786	79,345
Bancorp, Inc. (The)*	4,623	31,991
BancorpSouth, Inc.	7,971	227,572
Bank of Marin Bancorp	550	34,897
Bank of the Ozarks, Inc.	8,165	396,166
Bankwell Financial Group, Inc.	524	15,275
Banner Corp.	2,764	144,087
Bar Harbor Bankshares	548	24,150
Berkshire Hills Bancorp, Inc.	2,830	96,079
Blue Hills Bancorp, Inc.	2,268	39,463
BNC Bancorp	3,734	112,767
Boston Private Financial Holdings, Inc.	7,536	113,040
Bridge Bancorp, Inc.	1,537	51,720
Brookline Bancorp, Inc.	6,371	94,928
Bryn Mawr Bank Corp.	1,533	56,414
BSB Bancorp, Inc.*	744	19,828
C&F Financial Corp.	297	13,395
California First National Bancorp	217	3,342
Camden National Corp.	1,406	54,764
Capital Bank Financial Corp., Class A	2,245	80,371
Capital City Bank Group, Inc.	1,012	19,076
Cardinal Financial Corp.	2,893	92,547
Carolina Financial Corp.	942	24,991
Cascade Bancorp*	2,891	21,046
Cathay General Bancorp	6,835	239,909
CenterState Banks, Inc.	4,268	95,689
Central Pacific Financial Corp.	2,786	82,326
Central Valley Community Bancorp	806	13,315
Century Bancorp, Inc., Class A	272	14,783
Chemical Financial Corp.	6,062	314,505
Chemung Financial Corp.	290	9,118
Citizens & Northern Corp.	1,078	25,710
City Holding Co.	1,343	82,568
CNB Financial Corp.	1,274	29,633
CoBiz Financial, Inc.	3,424	51,805
Codorus Valley Bancorp, Inc.	747	17,928
Columbia Banking System, Inc.	5,344	212,798
Community Bank System, Inc.	3,963	224,702
Community Trust Bancorp, Inc.	1,402	59,234
ConnectOne Bancorp, Inc.	2,613	61,406
County Bancorp, Inc.	443	10,003
CU Bancorp*	1,494	41,683
Customers Bancorp, Inc.*	2,239	68,290
CVB Financial Corp.	9,308	193,327
Eagle Bancorp, Inc.*	2,814	165,322
Enterprise Bancorp, Inc.	841	26,534
Enterprise Financial Services Corp.	1,767	67,853
Equity Bancshares, Inc., Class A*	463	14,501

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Farmers Capital Bank Corp.	679	24,376
Farmers National Banc Corp.	2,289	27,125
FCB Financial Holdings, Inc., Class A*	2,757	121,997
Fidelity Southern Corp.	1,910	42,593
Financial Institutions, Inc.	1,277	39,140
First Bancorp	1,813	45,325
First BanCorp*	10,945	64,794
First Bancorp, Inc.	935	27,134
First Busey Corp.	2,850	78,118
First Business Financial Services, Inc.	744	16,331
First Citizens BancShares, Inc., Class A	699	249,103
First Commonwealth Financial Corp.	8,153	102,891
First Community Bancshares, Inc.	1,439	40,580
First Community Financial Partners, Inc.*	1,250	13,625
First Connecticut Bancorp, Inc.	1,285	27,820
First Financial Bancorp	5,641	151,179
First Financial Bankshares, Inc.	5,872	252,790
First Financial Corp.	920	42,136
First Financial Northwest, Inc.	837	14,196
First Foundation, Inc.*	1,215	34,044
First Internet Bancorp	479	13,915
First Interstate BancSystem, Inc., Class A	1,815	68,516
First Merchants Corp.	3,750	128,737
First Mid-Illinois Bancshares, Inc.	727	22,137
First Midwest Bancorp, Inc.	7,409	179,891
First NBC Bank Holding Co.*	1,437	10,131
First Northwest Bancorp*	1,020	15,035
First of Long Island Corp. (The)	1,967	50,342
Flushing Financial Corp.	2,556	66,916
FNB Corp.	19,344	295,576
Franklin Financial Network, Inc.*	864	32,616
Fulton Financial Corp.	15,831	281,000
German American Bancorp, Inc.	1,307	62,004
Glacier Bancorp, Inc.	7,016	240,649
Great Southern Bancorp, Inc.	987	49,005
Great Western Bancorp, Inc.	5,435	217,400
Green Bancorp, Inc.*	1,905	23,813
Guaranty Bancorp	1,381	29,415
Hancock Holding Co.	7,126	296,085
Hanmi Financial Corp.	2,887	88,631
HarborOne Bancorp, Inc.*	1,346	25,305
Heartland Financial USA, Inc.	2,019	86,514
Heritage Commerce Corp.	2,400	29,736
Heritage Financial Corp.	2,713	61,449
Heritage Oaks Bancorp	2,206	21,950
Hilltop Holdings, Inc.	6,905	193,961
Home BancShares, Inc.	11,139	288,166
HomeTrust Bancshares, Inc.*	1,523	36,095
Hope Bancorp, Inc.	11,807	234,959
Horizon Bancorp	1,805	41,118
IBERIABANK Corp.	3,770	312,345
Independent Bank Corp.	1,875	35,438
Independent Bank Corp.	2,381	155,003
Independent Bank Group, Inc.	1,024	61,542
International Bancshares Corp.	5,041	196,221
Investors Bancorp, Inc.	27,386	370,806
Lakeland Bancorp, Inc.	3,572	62,689
Lakeland Financial Corp.	2,218	93,600
LCNB Corp.	809	16,746
LegacyTexas Financial Group, Inc.	4,083	160,299
Live Oak Bancshares, Inc.	1,800	31,230
Macatawa Bank Corp.	2,433	22,943
MainSource Financial Group, Inc.	2,124	64,931
MB Financial, Inc.	6,976	301,852
MBT Financial Corp.	1,637	15,633
Mercantile Bank Corp.	1,463	48,001
Merchants Bancshares, Inc.	528	26,083
Middleburg Financial Corp.	430	14,938
Midland States Bancorp, Inc.	337	10,973
MidWestOne Financial Group, Inc.	759	25,419
MutualFirst Financial, Inc.	499	14,845
National Bank Holdings Corp., Class A	2,207	60,030
National Bankshares, Inc.	626	22,599
National Commerce Corp.*	777	25,408
NBT Bancorp, Inc.	3,903	150,812
Nicolet Bankshares, Inc.*	700	30,919
Northrim BanCorp, Inc.	618	17,366
OFG Bancorp	3,982	53,757
Old Line Bancshares, Inc.	771	16,877
Old National Bancorp	12,226	208,453
Old Second Bancorp, Inc.	2,644	24,325
Opus Bank	1,578	39,923
Orrstown Financial Services, Inc.	679	15,108
Pacific Continental Corp.	1,912	37,953
Pacific Mercantile Bancorp*	1,407	8,512
Pacific Premier Bancorp, Inc.*	2,503	80,221
Paragon Commercial Corp.*	79	3,209
Park National Corp.	1,223	136,487
Park Sterling Corp.	4,743	46,149
Peapack Gladstone Financial Corp.	1,447	38,736
Penns Woods Bancorp, Inc.	427	20,206
Peoples Bancorp, Inc.	1,478	43,172
Peoples Financial Services Corp.	633	27,928
People’s Utah Bancorp	1,194	27,581
Pinnacle Financial Partners, Inc.	3,966	255,807
Preferred Bank	1,117	50,366
Premier Financial Bancorp, Inc.	860	15,819
PrivateBancorp, Inc.	7,228	338,126
Prosperity Bancshares, Inc.	6,160	407,361
QCR Holdings, Inc.	1,094	41,736
Renasant Corp.	3,759	155,848
Republic Bancorp, Inc., Class A	889	32,920
Republic First Bancorp, Inc.*	3,095	16,558
S&T Bancorp, Inc.	3,144	111,266
Sandy Spring Bancorp, Inc.	2,165	78,806
Seacoast Banking Corp. of Florida*	2,725	56,026
ServisFirst Bancshares, Inc.	2,119	156,001
Shore Bancshares, Inc.	1,156	16,126
Sierra Bancorp	1,072	24,495
Simmons First National Corp., Class A	2,698	163,094
South State Corp.	2,175	184,802
Southern First Bancshares, Inc.*	526	16,148
Southern National Bancorp of Virginia, Inc.	1,029	15,291
Southside Bancshares, Inc.	2,258	86,865
Southwest Bancorp, Inc.	1,659	36,249
State Bank Financial Corp.	3,217	79,428
Sterling Bancorp	11,666	265,401
Stock Yards Bancorp, Inc.	1,953	80,464
Stonegate Bank	1,122	43,747
Suffolk Bancorp	1,055	43,951
Summit Financial Group, Inc.	767	18,776
Sun Bancorp, Inc.	987	22,652
Texas Capital Bancshares, Inc.*	4,251	309,260
Tompkins Financial Corp.	1,336	115,297
Towne Bank	5,143	165,862
TriCo Bancshares	1,860	58,144
TriState Capital Holdings, Inc.*	2,017	41,147
Triumph Bancorp, Inc.*	1,424	30,545
Trustmark Corp.	6,209	209,305
UMB Financial Corp.	4,133	314,191
Umpqua Holdings Corp.	20,341	361,460
Union Bankshares Corp.	3,992	134,930
Union Bankshares, Inc.	358	15,716

See accompanying notes to the financial statements.

Investments	Shares		Value ($)
United Bankshares, Inc.	6,048		279,115
United Community Banks, Inc.	6,458		175,528
Univest Corp. of Pennsylvania	2,281		65,123
Valley National Bancorp	22,802		258,575
Veritex Holdings, Inc.*	759		15,066
Washington Trust Bancorp, Inc.	1,371		69,852
WashingtonFirst Bankshares, Inc.	743		20,328
Webster Financial Corp.	8,450		419,204
WesBanco, Inc.	3,695		147,320
West Bancorporation, Inc.	1,461		32,507
Westamerica Bancorp	2,271		140,870
Wintrust Financial Corp.	4,739		312,016
Xenith Bankshares, Inc.*	6,869		17,173
Yadkin Financial Corp.	4,592		150,434
			18,931,815
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	811		140,384
Coca-Cola Bottling Co. Consolidated	432		69,889
Craft Brew Alliance, Inc.*	1,162		17,662
MGP Ingredients, Inc.	1,153		54,537
National Beverage Corp.	1,078		54,428
Primo Water Corp.*	1,944		25,000
			361,900
Biotechnology - 3.9%
Acceleron Pharma, Inc.*	2,522		84,966
Achillion Pharmaceuticals, Inc.*	10,781		44,633
Acorda Therapeutics, Inc.*	3,957		82,306
Adamas Pharmaceuticals, Inc.*	1,534		23,010
Aduro Biotech, Inc.*	3,264		37,210
Advaxis, Inc.*	3,299		27,415
Adverum Biotechnologies, Inc.*	2,115		6,028
Agenus, Inc.*	6,725		27,707
Aimmune Therapeutics, Inc.*	2,417		54,866
Akebia Therapeutics, Inc.*	3,304		28,447
Alder Biopharmaceuticals, Inc.*	4,311		101,524
AMAG Pharmaceuticals, Inc.*	3,207		106,472
Amicus Therapeutics, Inc.*	13,109		78,392
Anavex Life Sciences Corp.*	3,004		11,926
Anthera Pharmaceuticals, Inc.*	3,620		5,430
Applied Genetic Technologies Corp.*	1,168		10,746
Aptevo Therapeutics, Inc.*	1,495		2,840
Ardelyx, Inc.*	2,874		42,535
Arena Pharmaceuticals, Inc.*	22,559		32,711
Argos Therapeutics, Inc.*	1,326		6,166
ARIAD Pharmaceuticals, Inc.*	16,280		219,454
Array BioPharma, Inc.*	15,399		124,655
Arrowhead Pharmaceuticals, Inc.*	5,569		8,019
Asterias Biotherapeutics, Inc.*	2,085		8,653
Atara Biotherapeutics, Inc.*	2,136		42,400
Athersys, Inc.*	7,005		11,558
Audentes Therapeutics, Inc.*	527		8,659
Avexis, Inc.*	446		26,367
Axovant Sciences Ltd.*	2,248		30,415
Bellicum Pharmaceuticals, Inc.*	1,929		34,587
BioCryst Pharmaceuticals, Inc.*	6,759		37,783
BioSpecifics Technologies Corp.*	496		24,483
Biostage, Inc.*	—	(c)	—	(d)
BioTime, Inc.*	6,399		20,157
Bluebird Bio, Inc.*	3,408		205,673
Blueprint Medicines Corp.*	1,843		54,129
Cara Therapeutics, Inc.*	1,935		17,415
Celldex Therapeutics, Inc.*	8,793		33,501
Cellular Biomedicine Group, Inc.*	1,121		15,021
ChemoCentryx, Inc.*	2,116		16,589
Chimerix, Inc.*	3,928		19,208
Cidara Therapeutics, Inc.*	1,186		12,334
Clovis Oncology, Inc.*	2,923		100,171
Coherus Biosciences, Inc.*	2,713		72,980
Concert Pharmaceuticals, Inc.*	1,518		13,723
Corvus Pharmaceuticals, Inc.*	304		4,691
Curis, Inc.*	10,267		29,672
Cytokinetics, Inc.*	3,115		37,380
CytomX Therapeutics, Inc.*	1,881		20,954
CytRx Corp.*	8,926		4,471
Dimension Therapeutics, Inc.*	1,124		4,946
Dynavax Technologies Corp.*	3,576		15,377
Eagle Pharmaceuticals, Inc.*	814		64,273
Edge Therapeutics, Inc.*	1,495		18,104
Editas Medicine, Inc.*	633		9,033
Eiger BioPharmaceuticals, Inc.*	384		4,723
Emergent BioSolutions, Inc.*	2,987		79,932
Enanta Pharmaceuticals, Inc.*	1,438		45,211
Epizyme, Inc.*	3,702		41,092
Esperion Therapeutics, Inc.*	1,316		13,897
Exact Sciences Corp.*	9,725		143,638
Exelixis, Inc.*	20,922		354,000
FibroGen, Inc.*	4,820		106,763
Five Prime Therapeutics, Inc.*	2,482		142,765
Flexion Therapeutics, Inc.*	2,136		35,244
Fortress Biotech, Inc.*	3,137		7,497
Foundation Medicine, Inc.*	1,239		25,461
Galena Biopharma, Inc.*	973		2,968
Genomic Health, Inc.*	1,720		52,340
Geron Corp.*	13,894		28,344
Global Blood Therapeutics, Inc.*	1,524		29,185
GlycoMimetics, Inc.*	1,098		6,972
Halozyme Therapeutics, Inc.*	10,035		118,513
Heron Therapeutics, Inc.*	2,925		44,899
Idera Pharmaceuticals, Inc.*	9,537		16,118
Ignyta, Inc.*	2,712		16,950
Immune Design Corp.*	1,276		9,379
ImmunoGen, Inc.*	7,751		13,797
Immunomedics, Inc.*	8,962		28,858
Infinity Pharmaceuticals, Inc.*	4,519		5,242
Inotek Pharmaceuticals Corp.*	1,606		10,278
Inovio Pharmaceuticals, Inc.*	6,105		43,223
Insmed, Inc.*	5,699		77,791
Insys Therapeutics, Inc.*	2,164		25,514
Intellia Therapeutics, Inc.*	644		10,143
Invitae Corp.*	2,096		14,399
Ironwood Pharmaceuticals, Inc.*	11,903		185,746
Kadmon Holdings, Inc.*	745		3,718
Karyopharm Therapeutics, Inc.*	2,173		20,057
Keryx Biopharmaceuticals, Inc.*	7,264		42,131
Kite Pharma, Inc.*	3,606		183,654
La Jolla Pharmaceutical Co.*	1,280		23,168
Lexicon Pharmaceuticals, Inc.*	3,889		59,229
Ligand Pharmaceuticals, Inc.*	1,754		183,118
Lion Biotechnologies, Inc.*	5,193		34,533
Loxo Oncology, Inc.*	1,226		33,789
MacroGenics, Inc.*	2,933		76,053
MannKind Corp.*	29,836		14,038
Medgenics, Inc.*	2,500		12,850
MediciNova, Inc.*	2,733		19,322
Merrimack Pharmaceuticals, Inc.*	11,231		61,883
MiMedx Group, Inc.*	9,405		89,159
Minerva Neurosciences, Inc.*	1,750		22,575
Mirati Therapeutics, Inc.*	1,168		6,249
Momenta Pharmaceuticals, Inc.*	5,981		84,631
Myriad Genetics, Inc.*	6,212		103,678
NantKwest, Inc.*	1,532		10,019
Natera, Inc.*	2,399		28,788
NewLink Genetics Corp.*	1,989		22,038
Novavax, Inc.*	24,846		30,064
OncoMed Pharmaceuticals, Inc.*	1,951		16,564
Ophthotech Corp.*	2,806		86,004
Organovo Holdings, Inc.*	7,919		23,915
Osiris Therapeutics, Inc.*	1,828		10,877
Otonomy, Inc.*	2,210		37,570
OvaScience, Inc.*	2,890		9,681

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
PDL BioPharma, Inc.	15,203	33,295
Pfenex, Inc.*	1,676	15,536
PharmAthene, Inc.*	5,734	17,489
Portola Pharmaceuticals, Inc.*	4,534	81,567
Progenics Pharmaceuticals, Inc.*	6,405	57,325
Protagonist Therapeutics, Inc.*	699	17,440
Proteostasis Therapeutics, Inc.*	736	7,750
Prothena Corp. plc*	3,196	188,628
PTC Therapeutics, Inc.*	3,059	34,077
Puma Biotechnology, Inc.*	2,574	110,811
Radius Health, Inc.*	2,904	154,551
REGENXBIO, Inc.*	1,865	41,496
Regulus Therapeutics, Inc.*	3,568	8,742
Repligen Corp.*	3,107	100,045
Retrophin, Inc.*	3,333	68,226
Rigel Pharmaceuticals, Inc.*	8,568	22,277
Sage Therapeutics, Inc.*	2,773	138,955
Sangamo BioSciences, Inc.*	6,388	20,442
Sarepta Therapeutics, Inc.*	4,613	158,041
Selecta Biosciences, Inc.*	468	9,594
Seres Therapeutics, Inc.*	1,640	16,384
Sorrento Therapeutics, Inc.*	2,324	12,201
Spark Therapeutics, Inc.*	1,866	102,649
Spectrum Pharmaceuticals, Inc.*	7,131	27,882
Stemline Therapeutics, Inc.*	1,552	20,486
Syndax Pharmaceuticals, Inc.*	432	4,182
Synergy Pharmaceuticals, Inc.*	16,693	87,805
Synthetic Biologics, Inc.*	6,965	5,550
Syros Pharmaceuticals, Inc.*	426	5,785
T2 Biosystems, Inc.*	1,342	7,824
TESARO, Inc.*	2,466	334,612
TG Therapeutics, Inc.*	3,390	19,492
Tobira Therapeutics, Inc.*(e)	756	10,387
Tokai Pharmaceuticals, Inc.*	912	939
Trevena, Inc.*	4,117	22,561
Trovagene, Inc.*	2,592	7,517
Ultragenyx Pharmaceutical, Inc.*	3,314	259,453
Vanda Pharmaceuticals, Inc.*	3,370	55,436
Versartis, Inc.*	2,884	35,906
Vital Therapies, Inc.*	2,178	11,108
Voyager Therapeutics, Inc.*	1,080	13,457
vTv Therapeutics, Inc., Class A*	704	3,675
XBiotech, Inc.*	1,609	22,510
Xencor, Inc.*	2,957	75,581
Zafgen, Inc.*	2,102	7,105
ZIOPHARM Oncology, Inc.*	11,182	72,459
		7,801,635
Building Products - 1.0%
AAON, Inc.	3,717	122,289
Advanced Drainage Systems, Inc.	3,196	64,879
American Woodmark Corp.*	1,273	97,575
Apogee Enterprises, Inc.	2,612	124,592
Armstrong Flooring, Inc.*	2,151	40,288
Builders FirstSource, Inc.*	7,716	85,339
Caesarstone Ltd.*	2,195	59,704
Continental Building Products, Inc.*	3,240	72,576
CSW Industrials, Inc.*	1,327	48,436
Gibraltar Industries, Inc.*	2,902	130,590
Griffon Corp.	2,784	66,538
Insteel Industries, Inc.	1,613	63,826
Masonite International Corp.*	2,796	181,181
NCI Building Systems, Inc.*	2,503	41,800
Patrick Industries, Inc.*	1,336	95,324
PGT, Inc.*	4,398	48,818
Ply Gem Holdings, Inc.*	2,024	30,866
Quanex Building Products Corp.	3,149	61,248
Simpson Manufacturing Co., Inc.	3,820	180,075
Trex Co., Inc.*	2,714	178,554
Universal Forest Products, Inc.	1,822	180,997
		1,975,495
Capital Markets - 1.2%
Actua Corp.*	3,309	44,837
Arlington Asset Investment Corp., Class A	2,074	33,682
Associated Capital Group, Inc., Class A	415	14,048
B. Riley Financial, Inc.	855	14,278
BGC Partners, Inc., Class A	20,035	195,742
BlackRock Capital Investment Corp.	2	15
Calamos Asset Management, Inc., Class A	1,553	10,623
Cohen & Steers, Inc.	1,921	68,388
Cowen Group, Inc., Class A*	9,403	34,321
Diamond Hill Investment Group, Inc.	279	58,339
Evercore Partners, Inc., Class A	3,592	242,101
FBR & Co.	536	6,191
Fifth Street Asset Management, Inc.	467	2,895
Financial Engines, Inc.	4,922	171,532
GAIN Capital Holdings, Inc.	3,430	22,055
GAMCO Investors, Inc., Class A	402	12,313
Greenhill & Co., Inc.	2,556	70,801
Hennessy Advisors, Inc.	266	9,041
Hercules Capital, Inc.	6	82
Houlihan Lokey, Inc.	1,121	31,937
INTL. FCStone, Inc.*	1,386	56,978
Investment Technology Group, Inc.	3,028	56,442
Janus Capital Group, Inc.	13,291	179,428
KCG Holdings, Inc., Class A*	4,827	68,254
Ladenburg Thalmann Financial Services, Inc.*	9,303	22,513
Manning & Napier, Inc.	1,373	10,160
Medley Management, Inc., Class A	522	5,116
Moelis & Co., Class A	1,711	49,961
OM Asset Management plc	3,692	54,272
Oppenheimer Holdings, Inc., Class A	911	16,034
Piper Jaffray Cos.*	1,333	97,242
PJT Partners, Inc., Class A	1,629	47,974
Prospect Capital Corp.	3	24
Pzena Investment Management, Inc., Class A	1,345	13,302
Safeguard Scientifics, Inc.*	1,850	21,737
Silvercrest Asset Management Group, Inc., Class A	649	8,697
Stifel Financial Corp.*	5,903	294,287
Value Line, Inc.	108	2,387
Virtu Financial, Inc., Class A	2,320	32,132
Virtus Investment Partners, Inc.	538	62,300
Waddell & Reed Financial, Inc., Class A	7,309	142,745
Walter Investment Management Corp.*	1,718	9,793
Westwood Holdings Group, Inc.	736	43,704
Wins Finance Holdings, Inc.*	121	18,460
WisdomTree Investments, Inc.	10,576	116,971
		2,474,134
Chemicals - 2.2%
A Schulman, Inc.	2,645	88,079
AgroFresh Solutions, Inc.*	2,027	5,676
American Vanguard Corp.	2,597	47,265
Balchem Corp.	2,894	231,115
Calgon Carbon Corp.	4,635	82,040
Chase Corp.	648	52,229
Chemours Co. (The)	16,866	416,928
Chemtura Corp.*	5,865	193,252
Codexis, Inc.*	3,082	14,640
Ferro Corp.*	7,659	113,353
Flotek Industries, Inc.*	5,038	67,811
FutureFuel Corp.	2,296	31,524
GCP Applied Technologies, Inc.*	6,528	182,784
Hawkins, Inc.	884	42,918

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
HB Fuller Co.	4,613	216,765
Ingevity Corp.*	3,920	205,290
Innophos Holdings, Inc.	1,781	97,100
Innospec, Inc.	2,172	142,700
KMG Chemicals, Inc.	831	28,071
Koppers Holdings, Inc.*	1,873	71,830
Kraton Corp.*	2,724	83,981
Kronos Worldwide, Inc.	2,026	25,284
LSB Industries, Inc.*	1,900	14,630
Minerals Technologies, Inc.	3,189	258,309
Olin Corp.	15,248	396,448
OMNOVA Solutions, Inc.*	3,909	37,526
PolyOne Corp.	7,725	254,693
Quaker Chemical Corp.	1,189	151,288
Rayonier Advanced Materials, Inc.	3,961	54,979
Sensient Technologies Corp.	4,095	319,779
Stepan Co.	1,808	146,755
TerraVia Holdings, Inc.*	7,227	9,756
Trecora Resources*	1,823	21,967
Tredegar Corp.	2,339	52,160
Trinseo SA	2,645	154,865
Tronox Ltd., Class A	5,933	67,280
Valhi, Inc.	2,309	7,158
		4,388,228
Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	5,132	225,808
ACCO Brands Corp.*	9,784	121,811
Aqua Metals, Inc.*	991	12,189
ARC Document Solutions, Inc.*	3,778	16,850
Brady Corp., Class A	4,211	154,754
Brink’s Co. (The)	4,147	167,539
Casella Waste Systems, Inc., Class A*	3,557	45,032
CECO Environmental Corp.	2,693	38,214
CompX International, Inc.	147	1,864
Deluxe Corp.	4,502	304,785
Ennis, Inc.	2,357	38,066
Essendant, Inc.	3,431	66,458
G&K Services, Inc., Class A	1,804	173,040
Healthcare Services Group, Inc.	6,479	252,357
Heritage-Crystal Clean, Inc.*	1,175	19,152
Herman Miller, Inc.	5,511	179,108
HNI Corp.	4,172	220,156
InnerWorkings, Inc.*	3,535	32,699
Interface, Inc.	5,956	103,634
Kimball International, Inc., Class B	3,400	51,000
Knoll, Inc.	4,424	117,280
Matthews International Corp., Class A	2,942	214,031
McGrath RentCorp	2,162	79,821
Mobile Mini, Inc.	4,077	125,164
MSA Safety, Inc.	2,861	177,840
Multi-Color Corp.	1,250	89,875
NL Industries, Inc.*	768	4,800
Quad/Graphics, Inc.	2,669	75,079
SP Plus Corp.*	1,591	44,150
Steelcase, Inc., Class A	7,922	123,187
Team, Inc.*	2,659	91,204
Tetra Tech, Inc.	5,320	227,962
TRC Cos., Inc.*	1,713	16,616
UniFirst Corp.	1,391	196,618
US Ecology, Inc.	2,008	93,272
Viad Corp.	1,849	81,171
VSE Corp.	792	30,658
West Corp.	3,977	94,891
		4,108,135
Communications Equipment - 1.5%
ADTRAN, Inc.	4,524	92,063
Aerohive Networks, Inc.*	2,204	12,144
Applied Optoelectronics, Inc.*	1,518	37,601
Bel Fuse, Inc., Class B	852	24,964
Black Box Corp.	1,380	21,183
CalAmp Corp.*	3,295	47,909
Calix, Inc.*	3,798	28,675
Ciena Corp.*	12,639	271,107
Clearfield, Inc.*	1,056	20,275
Comtech Telecommunications Corp.	2,076	23,874
Digi International, Inc.*	2,386	31,972
EMCORE Corp.	2,404	15,386
Extreme Networks, Inc.*	9,511	40,232
Finisar Corp.*	9,896	328,844
Harmonic, Inc.*	7,036	32,717
Infinera Corp.*	12,931	109,914
InterDigital, Inc.	3,188	252,490
Ixia*	5,903	81,166
KVH Industries, Inc.*	1,390	15,151
Lumentum Holdings, Inc.*	4,649	186,425
NETGEAR, Inc.*	2,981	160,080
NetScout Systems, Inc.*	8,249	257,369
Oclaro, Inc.*	10,296	92,046
Plantronics, Inc.	3,053	158,206
ShoreTel, Inc.*	6,190	43,330
Silicom Ltd.	518	20,373
Sonus Networks, Inc.*	4,389	26,466
Ubiquiti Networks, Inc.*	2,388	133,632
ViaSat, Inc.*	4,092	291,678
Viavi Solutions, Inc.*	21,591	169,489
		3,026,761
Construction & Engineering - 0.8%
Aegion Corp.*	3,215	77,771
Ameresco, Inc., Class A*	1,954	11,626
Argan, Inc.	1,231	74,414
Comfort Systems USA, Inc.	3,413	109,899
Dycom Industries, Inc.*	2,812	205,923
EMCOR Group, Inc.	5,576	386,807
Granite Construction, Inc.	3,636	214,488
Great Lakes Dredge & Dock Corp.*	5,436	23,103
HC2 Holdings, Inc.*	3,072	14,623
IES Holdings, Inc.*	720	14,148
Layne Christensen Co.*	1,664	17,705
MasTec, Inc.*	6,093	231,229
MYR Group, Inc.*	1,377	51,582
NV5 Global, Inc.*	677	24,744
Orion Group Holdings, Inc.*	2,478	24,706
Primoris Services Corp.	3,705	84,956
Tutor Perini Corp.*	3,475	90,697
		1,658,421
Construction Materials - 0.2%
Headwaters, Inc.*	6,695	158,671
Summit Materials, Inc., Class A*	7,009	166,604
United States Lime & Minerals, Inc.	181	13,132
US Concrete, Inc.*	1,317	74,871
		413,278
Consumer Finance - 0.5%
Encore Capital Group, Inc.*	2,194	60,225
Enova International, Inc.*	2,438	28,403
EZCORP, Inc., Class A*	4,661	54,301
FirstCash, Inc.	4,377	200,904
Green Dot Corp., Class A*	3,927	94,680
LendingClub Corp.*	30,267	171,311
Nelnet, Inc., Class A	1,860	93,837
PRA Group, Inc.*	4,242	152,500
Regional Management Corp.*	974	24,019
World Acceptance Corp.*	554	31,173
		911,353
Containers & Packaging - 0.1%
AEP Industries, Inc.	370	43,604
Greif, Inc., Class A	2,356	121,028
Greif, Inc., Class B	525	35,149

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Multi Packaging Solutions International Ltd.*	1,949	27,208
Myers Industries, Inc.	1,999	28,286
UFP Technologies, Inc.*	588	14,759
		270,034
Distributors - 0.1%
Core-Mark Holding Co., Inc.	4,205	153,525
Weyco Group, Inc.	598	17,204
		170,729
Diversified Consumer Services - 0.9%
American Public Education, Inc.*	1,425	32,917
Apollo Education Group, Inc.*	7,859	74,110
Ascent Capital Group, Inc., Class A*	938	16,950
Bridgepoint Education, Inc.*	1,642	16,683
Bright Horizons Family Solutions, Inc.*	4,043	278,239
Cambium Learning Group, Inc.*	1,235	6,150
Capella Education Co.	1,041	90,827
Career Education Corp.*	6,151	61,448
Carriage Services, Inc.	1,360	36,910
Chegg, Inc.*	7,409	59,939
Collectors Universe, Inc.	687	13,713
DeVry Education Group, Inc.	5,757	171,846
Grand Canyon Education, Inc.*	4,139	236,337
Houghton Mifflin Harcourt Co.*	11,415	126,136
K12, Inc.*	3,112	45,684
Liberty Tax, Inc.	625	7,688
LifeLock, Inc.*	7,779	185,218
Regis Corp.*	3,420	46,170
Sotheby’s*	4,535	177,137
Strayer Education, Inc.*	968	70,887
Weight Watchers International, Inc.*	2,553	26,858
		1,781,847
Diversified Financial Services - 0.1%
BBX Capital Corp., Class A*	278	6,049
FNFV Group*	6,053	77,478
Marlin Business Services Corp.	763	15,527
NewStar Financial, Inc.*	2,258	19,171
On Deck Capital, Inc.*	4,413	20,300
PICO Holdings, Inc.*	2,011	28,757
Tiptree Financial, Inc., Class A	2,102	13,558
		180,840
Diversified Telecommunication Services - 0.5%
ATN International, Inc.	969	70,068
Cincinnati Bell, Inc.*	3,875	79,825
Cogent Communications Holdings, Inc.	3,825	143,246
Consolidated Communications Holdings, Inc.	4,570	130,611
FairPoint Communications, Inc.*	1,952	32,501
General Communication, Inc., Class A*	2,665	44,932
Globalstar, Inc.*	34,326	27,117
Hawaiian Telcom Holdco, Inc.*	553	12,630
IDT Corp., Class B	1,595	33,766
Inteliquent, Inc.	3,001	67,943
Intelsat SA*	2,908	11,981
Iridium Communications, Inc.*	7,590	66,792
Lumos Networks Corp.*	1,742	25,329
ORBCOMM, Inc.*	5,949	50,031
pdvWireless, Inc.*	900	21,240
Straight Path Communications, Inc., Class B*	881	21,118
Vonage Holdings Corp.*	17,586	115,892
Windstream Holdings, Inc.	8,835	65,467
		1,020,489
Electric Utilities - 0.9%
ALLETE, Inc.	4,569	282,456
El Paso Electric Co.	3,719	167,541
Empire District Electric Co. (The)	4,060	138,162
Genie Energy Ltd., Class B*	1,186	6,819
IDACORP, Inc.	4,653	354,326
MGE Energy, Inc.	3,218	190,506
Otter Tail Corp.	3,494	133,995
PNM Resources, Inc.	7,361	232,608
Portland General Electric Co.	8,237	342,659
Spark Energy, Inc., Class A	451	11,500
		1,860,572
Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	570	12,187
American Superconductor Corp.*	1,080	8,359
Atkore International Group, Inc.*	1,118	23,981
AZZ, Inc.	2,386	155,329
Babcock & Wilcox Enterprises, Inc.*	4,208	67,076
Encore Wire Corp.	1,859	79,008
Energous Corp.*	1,364	21,619
EnerSys	4,011	319,195
FuelCell Energy, Inc.*	2,641	5,942
Generac Holdings, Inc.*	6,017	246,577
General Cable Corp.	4,464	83,700
LSI Industries, Inc.	2,190	21,506
Plug Power, Inc.*	16,619	22,685
Powell Industries, Inc.	802	34,518
Power Solutions International, Inc.*	441	5,693
Preformed Line Products Co.	231	12,922
Sunrun, Inc.*	5,820	29,682
Thermon Group Holdings, Inc.*	2,943	56,623
TPI Composites, Inc.*	554	8,404
Vicor Corp.*	1,517	22,148
		1,237,154
Electronic Equipment, Instruments & Components - 2.4%
Agilysys, Inc.*	1,393	14,223
Anixter International, Inc.*	2,670	208,660
AVX Corp.	4,283	65,059
Badger Meter, Inc.	2,581	93,561
Belden, Inc.	3,859	285,180
Benchmark Electronics, Inc.*	4,555	129,134
Coherent, Inc.*	2,230	291,015
Control4 Corp.*	1,850	21,164
CTS Corp.	2,883	63,714
Daktronics, Inc.	3,375	34,729
DTS, Inc.	1,605	68,148
Electro Scientific Industries, Inc.*	2,530	13,156
ePlus, Inc.*	583	64,830
Fabrinet*	3,210	137,388
FARO Technologies, Inc.*	1,527	55,583
II-VI, Inc.*	5,477	165,405
Insight Enterprises, Inc.*	3,375	118,193
InvenSense, Inc.*	7,524	57,483
Itron, Inc.*	3,078	197,608
Kimball Electronics, Inc.*	2,585	45,108
Knowles Corp.*	8,127	130,276
Littelfuse, Inc.	2,039	297,266
Maxwell Technologies, Inc.*	2,896	14,480
Mesa Laboratories, Inc.	276	34,241
Methode Electronics, Inc.	3,358	124,078
MTS Systems Corp.	1,541	82,983
Novanta, Inc.*	2,910	58,927
OSI Systems, Inc.*	1,612	122,028
Park Electrochemical Corp.	1,779	32,253
PC Connection, Inc.	1,045	28,048
Plexus Corp.*	3,069	156,826
Radisys Corp.*	3,277	13,698
Rogers Corp.*	1,659	123,297
Sanmina Corp.*	6,761	222,099
ScanSource, Inc.*	2,310	87,433
SYNNEX Corp.	2,691	314,605
Systemax, Inc.	1,060	9,158
Tech Data Corp.*	3,220	273,281
TTM Technologies, Inc.*	6,670	90,512

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Universal Display Corp.*	3,817	208,599
Vishay Intertechnology, Inc.	12,558	190,254
Vishay Precision Group, Inc.*	1,114	20,331
		4,764,014
Energy Equipment & Services - 0.9%
Archrock, Inc.	6,404	86,134
Atwood Oceanics, Inc.	5,606	53,033
Bristow Group, Inc.	3,091	48,251
CARBO Ceramics, Inc.*	1,789	14,723
Dawson Geophysical Co.*	1,854	14,554
Era Group, Inc.*	1,800	21,078
Exterran Corp.*	2,916	58,612
Fairmount Santrol Holdings, Inc.*	7,182	69,163
Forum Energy Technologies, Inc.*	5,526	120,190
Geospace Technologies Corp.*	1,199	25,383
Helix Energy Solutions Group, Inc.*	10,389	108,565
Hornbeck Offshore Services, Inc.*	2,992	15,289
Independence Contract Drilling, Inc.*	2,759	15,561
Matrix Service Co.*	2,449	51,062
McDermott International, Inc.*	22,247	153,059
Natural Gas Services Group, Inc.*	1,134	32,262
Newpark Resources, Inc.*	7,634	56,110
Oil States International, Inc.*	4,711	168,889
Parker Drilling Co.*	11,120	23,908
PHI, Inc. (Non-Voting)*	1,081	16,345
Pioneer Energy Services Corp.*	5,869	29,345
RigNet, Inc.*	1,162	20,044
SEACOR Holdings, Inc.*	1,468	91,001
Seadrill Ltd.*	34,794	97,075
Tesco Corp.*	4,252	32,953
TETRA Technologies, Inc.*	8,312	45,134
Tidewater, Inc.	4,354	9,971
Unit Corp.*	4,658	113,189
US Silica Holdings, Inc.	5,893	298,245
Willbros Group, Inc.*	3,980	10,308
		1,899,436
Equity Real Estate Investment Trusts (REITs) - 6.0%
Acadia Realty Trust	7,356	243,189
Agree Realty Corp.	2,096	94,089
Alexander’s, Inc.	196	83,829
American Assets Trust, Inc.	3,599	144,176
Armada Hoffler Properties, Inc.	3,064	43,049
Ashford Hospitality Prime, Inc.	2,132	27,332
Ashford Hospitality Trust, Inc.	7,193	50,567
Bluerock Residential Growth REIT, Inc.	1,725	21,804
CareTrust REIT, Inc.	5,298	74,967
CatchMark Timber Trust, Inc., Class A	3,574	39,100
CBL & Associates Properties, Inc.	15,535	184,245
Cedar Realty Trust, Inc.	7,596	48,994
Chatham Lodging Trust	3,455	66,198
Chesapeake Lodging Trust	5,470	129,694
City Office REIT, Inc.	1,983	24,827
Colony Starwood Homes	5,986	182,872
Community Healthcare Trust, Inc.	1,159	25,243
CorEnergy Infrastructure Trust, Inc.	1,099	35,984
CoreSite Realty Corp.	3,084	217,515
Cousins Properties, Inc.	31,153	246,423
DiamondRock Hospitality Co.	18,479	195,693
DuPont Fabros Technology, Inc.	6,868	279,253
Easterly Government Properties, Inc.	2,992	58,045
EastGroup Properties, Inc.	2,908	198,646
Education Realty Trust, Inc.	6,766	274,700
Farmland Partners, Inc.	1,072	11,910
FelCor Lodging Trust, Inc.	12,547	91,091
First Industrial Realty Trust, Inc.	10,692	282,803
First Potomac Realty Trust	5,337	52,463
Four Corners Property Trust, Inc.	5,561	106,660
Franklin Street Properties Corp.	9,614	120,752
GEO Group, Inc. (The)	6,836	227,365
Getty Realty Corp.	2,411	57,912
Gladstone Commercial Corp.	2,054	37,773
Global Medical REIT, Inc.	1,397	10,212
Global Net Lease, Inc.	15,700	119,320
Government Properties Income Trust	6,453	121,252
Gramercy Property Trust	38,885	339,855
Healthcare Realty Trust, Inc.	10,508	308,725
Hersha Hospitality Trust	3,810	76,848
Hudson Pacific Properties, Inc.	8,612	300,300
Independence Realty Trust, Inc.	5,106	43,656
InfraREIT, Inc.	3,665	62,818
Investors Real Estate Trust	11,149	70,127
iStar, Inc.*	6,311	77,120
Kite Realty Group Trust	7,610	183,021
LaSalle Hotel Properties	9,821	275,675
Lexington Realty Trust	21,161	218,593
LTC Properties, Inc.	3,468	157,655
Mack-Cali Realty Corp.	8,218	222,297
Medical Properties Trust, Inc.	27,107	323,115
Monmouth Real Estate Investment Corp.	5,802	81,460
Monogram Residential Trust, Inc.	15,504	163,257
National Health Investors, Inc.	3,429	242,636
National Storage Affiliates Trust	3,232	66,515
New Senior Investment Group, Inc.	7,025	71,234
New York REIT, Inc.	15,210	146,624
NexPoint Residential Trust, Inc.	1,653	32,432
NorthStar Realty Europe Corp.	5,486	58,865
One Liberty Properties, Inc.	1,218	29,804
Parkway, Inc.*	3,894	76,322
Pebblebrook Hotel Trust	6,582	189,298
Pennsylvania REIT	6,286	120,503
Physicians Realty Trust	12,440	225,413
Potlatch Corp.	3,740	153,621
Preferred Apartment Communities, Inc., Class A	2,085	28,398
PS Business Parks, Inc.	1,815	202,790
QTS Realty Trust, Inc., Class A	4,310	201,708
RAIT Financial Trust	8,450	25,942
Ramco-Gershenson Properties Trust	7,251	123,049
Retail Opportunity Investments Corp.	9,902	204,377
Rexford Industrial Realty, Inc.	6,036	133,335
RLJ Lodging Trust	11,223	255,772
Ryman Hospitality Properties, Inc.	3,996	235,364
Sabra Health Care REIT, Inc.	5,944	131,541
Saul Centers, Inc.	883	56,062
Select Income REIT	5,835	142,607
Seritage Growth Properties, Class A	2,297	109,429
Silver Bay Realty Trust Corp.	3,058	53,423
STAG Industrial, Inc.	6,326	149,357
Summit Hotel Properties, Inc.	7,967	113,291
Sunstone Hotel Investors, Inc.	20,010	290,945
Terreno Realty Corp.	4,156	113,126
Tier REIT, Inc.	4,397	70,660
UMH Properties, Inc.	2,243	29,428
Universal Health Realty Income Trust	1,144	67,851
Urban Edge Properties	8,263	223,845
Urstadt Biddle Properties, Inc., Class A	2,693	60,996
Washington Prime Group, Inc.	17,103	171,372
Washington REIT	6,759	209,935
Whitestone REIT	2,409	32,305
Xenia Hotels & Resorts, Inc.	9,521	166,618
		12,151,262
Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	2,474	97,352
Chefs’ Warehouse, Inc. (The)*	1,781	23,064
Ingles Markets, Inc., Class A	1,286	59,027

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Natural Grocers by Vitamin Cottage, Inc.*	838	8,883
Performance Food Group Co.*	3,445	72,689
PriceSmart, Inc.	1,845	168,449
Smart & Final Stores, Inc.*	2,130	28,755
SpartanNash Co.	3,398	123,042
SUPERVALU, Inc.*	24,471	113,545
United Natural Foods, Inc.*	4,567	214,421
Village Super Market, Inc., Class A	674	23,273
Weis Markets, Inc.	882	49,127
		981,627
Food Products - 1.2%
AdvancePierre Foods Holdings, Inc.	1,991	53,896
Alico, Inc.	294	8,026
Amplify Snack Brands, Inc.*	2,690	25,555
B&G Foods, Inc.	6,052	259,026
Calavo Growers, Inc.	1,424	76,825
Cal-Maine Foods, Inc.	2,846	115,832
Darling Ingredients, Inc.*	15,118	204,244
Dean Foods Co.	8,430	167,420
Farmer Brothers Co.*	743	25,894
Fresh Del Monte Produce, Inc.	2,975	184,480
Freshpet, Inc.*	2,054	19,000
Inventure Foods, Inc.*	1,746	15,784
J&J Snack Foods Corp.	1,382	167,816
John B Sanfilippo & Son, Inc.	783	49,877
Lancaster Colony Corp.	1,727	234,026
Landec Corp.*	2,461	35,192
Lifeway Foods, Inc.*	430	5,001
Limoneira Co.	1,079	19,357
Omega Protein Corp.*	2,011	48,163
Sanderson Farms, Inc.	1,842	148,557
Seaboard Corp.*	25	102,325
Seneca Foods Corp., Class A*	604	22,710
Snyder’s-Lance, Inc.	7,412	276,171
Tootsie Roll Industries, Inc.	1,585	59,834
		2,325,011
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	1,437	93,117
Delta Natural Gas Co., Inc.	628	16,020
New Jersey Resources Corp.	7,901	272,189
Northwest Natural Gas Co.	2,500	143,250
ONE Gas, Inc.	4,795	287,748
South Jersey Industries, Inc.	7,349	242,517
Southwest Gas Corp.	4,359	323,133
Spire, Inc.	4,116	265,647
WGL Holdings, Inc.	4,646	337,114
		1,980,735
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc.	2,016	104,005
Accuray, Inc.*	7,334	37,037
Analogic Corp.	1,146	105,604
AngioDynamics, Inc.*	2,482	40,457
Anika Therapeutics, Inc.*	1,297	60,518
AtriCure, Inc.*	2,893	52,045
Atrion Corp.	126	61,816
Avinger, Inc.*	1,693	6,603
AxoGen, Inc.*	2,421	20,215
Cantel Medical Corp.	3,298	269,018
Cardiovascular Systems, Inc.*	2,930	70,877
Cerus Corp.*	9,319	48,645
ConforMIS, Inc.*	3,291	29,553
CONMED Corp.	2,538	110,606
Corindus Vascular Robotics, Inc.*	5,058	3,490
CryoLife, Inc.	2,898	56,946
Cutera, Inc.*	1,080	17,658
Cynosure, Inc., Class A*	2,180	98,863
Endologix, Inc.*	7,459	54,824
Entellus Medical, Inc.*	689	12,698
Exactech, Inc.*	962	24,146
GenMark Diagnostics, Inc.*	3,693	42,913
Glaukos Corp.*	1,536	47,939
Globus Medical, Inc., Class A*	6,447	139,513
Haemonetics Corp.*	4,708	186,578
Halyard Health, Inc.*	4,308	160,042
ICU Medical, Inc.*	1,352	203,138
Inogen, Inc.*	1,502	96,774
Insulet Corp.*	5,307	178,581
Integer Holdings Corp.*	2,814	79,496
Integra LifeSciences Holdings Corp.*	2,781	224,705
Invacare Corp.	2,917	33,545
InVivo Therapeutics Holdings Corp.*	2,961	14,657
iRadimed Corp.*	371	4,100
IRIDEX Corp.*	693	10,942
K2M Group Holdings, Inc.*	2,368	44,518
LeMaitre Vascular, Inc.	1,243	28,179
Masimo Corp.*	3,760	232,631
Meridian Bioscience, Inc.	3,838	66,397
Merit Medical Systems, Inc.*	3,960	93,258
Natus Medical, Inc.*	2,991	119,191
Neogen Corp.*	3,352	212,115
Nevro Corp.*	2,209	167,950
Novocure Ltd.*	4,662	36,131
NuVasive, Inc.*	4,562	296,074
NxStage Medical, Inc.*	5,860	144,859
OraSure Technologies, Inc.*	4,986	42,032
Orthofix International NV*	1,612	60,724
Oxford Immunotec Global plc*	2,041	30,146
Penumbra, Inc.*	2,342	144,970
Quidel Corp.*	2,471	56,660
Rockwell Medical, Inc.*	4,410	28,665
RTI Surgical, Inc.*	5,288	15,335
Second Sight Medical Products, Inc.*	1,308	2,655
Senseonics Holdings, Inc.*	2,559	7,319
Spectranetics Corp. (The)*	3,932	85,914
STAAR Surgical Co.*	3,682	39,950
Surmodics, Inc.*	1,192	28,548
Tactile Systems Technology, Inc.*	385	6,287
Tandem Diabetes Care, Inc.*	1,712	4,194
TransEnterix, Inc.*	6,402	9,731
Utah Medical Products, Inc.	317	21,619
Vascular Solutions, Inc.*	1,552	85,515
Veracyte, Inc.*	1,288	9,827
ViewRay, Inc.*	612	2,013
Wright Medical Group NV*	9,495	218,765
Zeltiq Aesthetics, Inc.*	3,263	143,605
		5,194,324
Health Care Providers & Services - 1.7%
AAC Holdings, Inc.*	912	7,652
Aceto Corp.	2,677	54,691
Addus HomeCare Corp.*	679	23,561
Adeptus Health, Inc., Class A*	1,273	10,668
Air Methods Corp.*	3,273	107,027
Almost Family, Inc.*	745	29,949
Amedisys, Inc.*	2,574	101,647
American Renal Associates Holdings, Inc.*	804	19,634
AMN Healthcare Services, Inc.*	4,354	144,988
BioScrip, Inc.*	10,347	11,796
BioTelemetry, Inc.*	2,482	48,275
Capital Senior Living Corp.*	2,589	40,337
Chemed Corp.	1,489	221,816
Civitas Solutions, Inc.*	1,390	23,282
Community Health Systems, Inc.*	10,157	55,254
CorVel Corp.*	910	29,302
Cross Country Healthcare, Inc.*	2,949	42,289
Diplomat Pharmacy, Inc.*	4,209	59,599
Ensign Group, Inc. (The)	4,394	94,998
Genesis Healthcare, Inc.*	3,443	12,395
HealthEquity, Inc.*	3,970	176,784

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
HealthSouth Corp.	8,165	340,236
Healthways, Inc.*	2,930	67,976
Kindred Healthcare, Inc.	7,755	51,571
Landauer, Inc.	879	43,510
LHC Group, Inc.*	1,379	58,001
Magellan Health, Inc.*	2,289	166,639
Molina Healthcare, Inc.*	3,982	210,489
National HealthCare Corp.	1,028	70,521
National Research Corp., Class A	772	12,352
Nobilis Health Corp.*	5,107	12,001
Owens & Minor, Inc.	5,745	194,813
PharMerica Corp.*	2,718	65,368
Providence Service Corp. (The)*	1,191	43,722
Quorum Health Corp.*	2,730	15,616
RadNet, Inc.*	3,417	21,185
Select Medical Holdings Corp.*	9,822	119,337
Surgery Partners, Inc.*	1,714	25,281
Surgical Care Affiliates, Inc.*	2,469	103,821
Team Health Holdings, Inc.*	6,245	265,725
Teladoc, Inc.*	1,911	35,067
Triple-S Management Corp., Class B*	2,143	47,746
U.S. Physical Therapy, Inc.	1,114	71,296
Universal American Corp.*	4,222	42,389
		3,400,606
Health Care Technology - 0.4%
Castlight Health, Inc., Class B*	3,714	17,270
Computer Programs & Systems, Inc.	1,030	24,771
Cotiviti Holdings, Inc.*	1,163	34,646
Evolent Health, Inc., Class A*	1,470	27,636
HealthStream, Inc.*	2,367	59,317
HMS Holdings Corp.*	7,756	142,090
Medidata Solutions, Inc.*	5,060	279,464
NantHealth, Inc.*	611	7,045
Omnicell, Inc.*	3,273	117,337
Quality Systems, Inc.	4,701	61,677
Vocera Communications, Inc.*	2,276	41,423
		812,676
Hotels, Restaurants & Leisure - 2.6%
Belmond Ltd., Class A*	7,700	99,715
Biglari Holdings, Inc.*	95	44,548
BJ’s Restaurants, Inc.*	2,147	79,654
Bloomin’ Brands, Inc.	10,478	194,891
Bob Evans Farms, Inc.	1,825	81,486
Bojangles’, Inc.*	900	16,110
Boyd Gaming Corp.*	7,596	143,109
Buffalo Wild Wings, Inc.*	1,743	293,870
Caesars Acquisition Co., Class A*	4,381	52,572
Caesars Entertainment Corp.*	5,193	38,947
Carrols Restaurant Group, Inc.*	3,161	42,990
Century Casinos, Inc.*	1,964	13,552
Cheesecake Factory, Inc. (The)	4,182	247,449
Churchill Downs, Inc.	1,243	190,303
Chuy’s Holdings, Inc.*	1,503	47,119
ClubCorp Holdings, Inc.	5,925	77,025
Cracker Barrel Old Country Store, Inc.	1,768	287,724
Dave & Buster’s Entertainment, Inc.*	3,490	163,507
Del Frisco’s Restaurant Group, Inc.*	2,177	37,444
Del Taco Restaurants, Inc.*	2,131	30,942
Denny’s Corp.*	6,975	84,328
DineEquity, Inc.	1,611	134,647
El Pollo Loco Holdings, Inc.*	1,867	23,524
Eldorado Resorts, Inc.*	2,637	36,259
Empire Resorts, Inc.*	305	6,649
Fiesta Restaurant Group, Inc.*	2,449	70,164
Fogo De Chao, Inc.*	459	6,357
Golden Entertainment, Inc.	948	11,774
Habit Restaurants, Inc. (The), Class A*	1,239	20,815
ILG, Inc.	10,414	188,181
International Speedway Corp., Class A	2,425	89,240
Intrawest Resorts Holdings, Inc.*	1,481	25,977
Isle of Capri Casinos, Inc.*	2,301	51,588
J Alexander’s Holdings, Inc.*	1,227	11,656
Jack in the Box, Inc.	3,005	312,580
Jamba, Inc.*	1,172	11,626
Kona Grill, Inc.*	716	8,807
La Quinta Holdings, Inc.*	7,807	94,777
Lindblad Expeditions Holdings, Inc.*	1,354	12,944
Luby’s, Inc.*	1,788	7,617
Marcus Corp. (The)	1,713	51,390
Marriott Vacations Worldwide Corp.	2,064	160,249
Monarch Casino & Resort, Inc.*	977	24,308
Nathan’s Famous, Inc.*	281	17,380
Noodles & Co.*	1,016	4,267
Papa John’s International, Inc.	2,501	220,988
Penn National Gaming, Inc.*	6,859	91,088
Pinnacle Entertainment, Inc.*	5,009	68,273
Planet Fitness, Inc., Class A	1,973	39,993
Popeyes Louisiana Kitchen, Inc.*	1,994	119,401
Potbelly Corp.*	2,195	29,962
Red Lion Hotels Corp.*	1,306	11,493
Red Robin Gourmet Burgers, Inc.*	1,257	64,673
Red Rock Resorts, Inc., Class A	2,764	63,351
Ruby Tuesday, Inc.*	5,467	16,510
Ruth’s Hospitality Group, Inc.	2,929	49,793
Scientific Games Corp., Class A*	4,778	70,475
SeaWorld Entertainment, Inc.	6,155	104,020
Shake Shack, Inc., Class A*	1,445	53,292
Sonic Corp.	4,332	113,065
Speedway Motorsports, Inc.	1,082	22,170
Texas Roadhouse, Inc.	6,097	285,888
Wingstop, Inc.	1,448	44,439
Zoe’s Kitchen, Inc.*	1,756	43,303
		5,162,238
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	946	27,481
Beazer Homes USA, Inc.*	2,895	39,025
Cavco Industries, Inc.*	778	73,560
Century Communities, Inc.*	1,401	29,071
CSS Industries, Inc.	787	21,399
Ethan Allen Interiors, Inc.	2,272	78,384
Flexsteel Industries, Inc.	596	32,708
GoPro, Inc., Class A*	9,299	92,804
Green Brick Partners, Inc.*	2,135	19,535
Helen of Troy Ltd.*	2,578	219,388
Hooker Furniture Corp.	1,044	28,501
Hovnanian Enterprises, Inc., Class A*	11,214	22,092
Installed Building Products, Inc.*	1,849	76,733
iRobot Corp.*	2,470	140,790
KB Home	7,678	121,620
La-Z-Boy, Inc.	4,517	120,830
LGI Homes, Inc.*	1,422	46,428
Libbey, Inc.	2,018	38,604
Lifetime Brands, Inc.	1,017	16,984
M/I Homes, Inc.*	2,177	50,855
MDC Holdings, Inc.	3,642	97,897
Meritage Homes Corp.*	3,521	126,932
NACCO Industries, Inc., Class A	358	34,010
New Home Co., Inc. (The)*	1,168	13,467
Taylor Morrison Home Corp., Class A*	2,798	55,428
TopBuild Corp.*	3,546	128,684
TRI Pointe Group, Inc.*	13,705	159,252
UCP, Inc., Class A*	743	8,136
Universal Electronics, Inc.*	1,304	87,824
WCI Communities, Inc.*	1,994	46,361
William Lyon Homes, Class A*	2,199	43,540

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
ZAGG, Inc.*	2,538	16,751
		2,115,074
Household Products - 0.2%
Central Garden & Pet Co.*	933	26,945
Central Garden & Pet Co., Class A*	3,078	84,245
HRG Group, Inc.*	10,921	169,931
Oil-Dri Corp. of America	457	18,148
Orchids Paper Products Co.	833	20,750
WD-40 Co.	1,296	139,838
		459,857
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp.*	11,221	29,736
Atlantica Yield plc	5,418	98,174
Dynegy, Inc.*	10,757	93,048
NRG Yield, Inc., Class A	3,215	46,907
NRG Yield, Inc., Class C	5,838	89,613
Ormat Technologies, Inc.	3,579	171,184
Pattern Energy Group, Inc.	6,102	119,782
Talen Energy Corp.*	7,759	108,316
TerraForm Global, Inc., Class A*	8,409	31,954
TerraForm Power, Inc., Class A*	8,045	101,608
Vivint Solar, Inc.*	2,094	6,073
		896,395
Industrial Conglomerates - 0.0%(b)
Raven Industries, Inc.	3,338	83,617

Insurance - 2.0%
Ambac Financial Group, Inc.*	4,147	101,601
American Equity Investment Life Holding Co.*	7,887	163,498
AMERISAFE, Inc.	1,745	110,895
Argo Group International Holdings Ltd.	2,653	168,333
Atlas Financial Holdings, Inc.*	978	16,528
Baldwin & Lyons, Inc., Class B	830	21,995
Blue Capital Reinsurance Holdings Ltd.	545	9,837
Citizens, Inc.*	4,275	39,415
CNO Financial Group, Inc.	16,492	295,207
Crawford & Co., Class B	1,101	14,544
Donegal Group, Inc., Class A	767	12,310
eHealth, Inc.*	1,660	16,866
EMC Insurance Group, Inc.	769	21,232
Employers Holdings, Inc.	2,954	104,424
Enstar Group Ltd.*	1,047	205,893
FBL Financial Group, Inc., Class A	903	69,125
Federated National Holding Co.	1,156	20,103
Ferroglobe Representation and Warranty Insurance Trust (Unit)*(e)	6,401	—
Fidelity & Guaranty Life	1,095	25,842
Genworth Financial, Inc., Class A*	46,324	198,267
Global Indemnity Ltd.*	773	28,879
Greenlight Capital Re Ltd., Class A*	2,701	61,448
Hallmark Financial Services, Inc.*	1,282	13,679
HCI Group, Inc.	796	25,743
Heritage Insurance Holdings, Inc.	2,446	35,296
Horace Mann Educators Corp.	3,730	149,759
Independence Holding Co.	653	12,962
Infinity Property & Casualty Corp.	995	85,819
Investors Title Co.	132	16,293
James River Group Holdings Ltd.	1,313	51,181
Kemper Corp.	3,653	149,590
Kinsale Capital Group, Inc.	616	17,562
Maiden Holdings Ltd.	5,441	83,791
MBIA, Inc.*	12,109	125,813
National General Holdings Corp.	4,456	100,661
National Western Life Group, Inc., Class A	206	53,857
Navigators Group, Inc. (The)	1,031	108,667
OneBeacon Insurance Group Ltd., Class A	1,837	28,198
Patriot National, Inc.*	999	6,184
Primerica, Inc.	4,327	305,919
RLI Corp.	3,499	210,080
Safety Insurance Group, Inc.	1,323	93,073
Selective Insurance Group, Inc.	5,230	214,953
State Auto Financial Corp.	1,423	36,699
State National Cos., Inc.	2,808	37,711
Stewart Information Services Corp.	2,103	99,766
Third Point Reinsurance Ltd.*	6,083	72,084
Trupanion, Inc.*	1,325	22,061
United Fire Group, Inc.	1,986	90,164
United Insurance Holdings Corp.	1,580	21,456
Universal Insurance Holdings, Inc.	3,009	72,216
WMIH Corp.*	18,685	31,765
		4,079,244
Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com, Inc., Class A*	2,395	25,267
Blue Nile, Inc.	1,016	40,965
Duluth Holdings, Inc., Class B*	883	29,589
Etsy, Inc.*	9,660	119,784
FTD Cos., Inc.*	1,605	36,690
Gaia, Inc.*	629	5,347
HSN, Inc.	2,879	109,690
Lands’ End, Inc.*	1,374	24,389
Liberty TripAdvisor Holdings, Inc., Class A*	6,682	107,246
Nutrisystem, Inc.	2,679	98,453
Overstock.com, Inc.*	1,218	20,645
PetMed Express, Inc.	1,822	39,774
Shutterfly, Inc.*	3,179	161,080
Wayfair, Inc., Class A*	2,902	105,778
		924,697
Internet Software & Services - 1.9%
2U, Inc.*	3,374	111,544
Alarm.com Holdings, Inc.*	949	28,109
Amber Road, Inc.*	1,628	18,934
Angie’s List, Inc.*	3,657	31,414
Appfolio, Inc., Class A*	700	15,330
Autobytel, Inc.*	803	11,122
Bankrate, Inc.*	4,365	44,741
Bazaarvoice, Inc.*	7,556	40,047
Benefitfocus, Inc.*	1,187	32,405
Blucora, Inc.*	3,608	51,053
Box, Inc., Class A*	4,492	68,368
Brightcove, Inc.*	2,757	22,883
Carbonite, Inc.*	1,634	30,229
Care.com, Inc.*	1,293	11,016
ChannelAdvisor Corp.*	2,134	30,730
Cimpress NV*	2,308	200,681
comScore, Inc.*	4,393	127,573
Cornerstone OnDemand, Inc.*	4,632	166,335
DHI Group, Inc.*	4,615	28,151
EarthLink Holdings Corp.	9,669	51,052
Endurance International Group Holdings, Inc.*	5,520	43,884
Envestnet, Inc.*	3,812	137,613
Everyday Health, Inc.*	2,607	27,243
Five9, Inc.*	3,040	48,123
Global Sources Ltd.*	754	6,786
Gogo, Inc.*	5,177	48,612
GrubHub, Inc.*	7,433	275,244
GTT Communications, Inc.*	2,427	61,646
Hortonworks, Inc.*	3,713	33,751
Instructure, Inc.*	965	18,866
Intralinks Holdings, Inc.*	3,807	42,714
j2 Global, Inc.	4,335	318,666
Limelight Networks, Inc.*	6,526	13,835

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Liquidity Services, Inc.*	2,293	21,096
LivePerson, Inc.*	4,903	39,224
LogMeIn, Inc.	2,319	233,871
Marchex, Inc., Class B*	3,074	8,054
MeetMe, Inc.*	3,797	18,302
MINDBODY, Inc., Class A*	1,326	28,642
New Relic, Inc.*	2,019	64,022
NIC, Inc.	5,841	146,609
Numerex Corp., Class A*	1,273	10,197
Q2 Holdings, Inc.*	2,354	69,443
QuinStreet, Inc.*	3,367	10,741
Quotient Technology, Inc.*	5,897	75,482
RealNetworks, Inc.*	2,163	10,123
Reis, Inc.	806	17,611
RetailMeNot, Inc.*	3,550	32,660
Rightside Group Ltd.*	1,069	8,392
Shutterstock, Inc.*	1,746	82,167
SPS Commerce, Inc.*	1,525	105,637
Stamps.com, Inc.*	1,489	158,132
TechTarget, Inc.*	1,452	12,211
TrueCar, Inc.*	5,001	61,912
Web.com Group, Inc.*	3,912	62,396
WebMD Health Corp.*	3,434	183,170
Xactly Corp.*	2,103	29,652
XO Group, Inc.*	2,338	43,206
		3,731,652
IT Services - 1.7%
Acxiom Corp.*	7,136	189,318
ALJ Regional Holdings, Inc.*	1,704	7,446
Blackhawk Network Holdings, Inc.*	5,055	181,980
CACI International, Inc., Class A*	2,238	289,597
Cardtronics plc, Class A*	4,149	205,251
Cass Information Systems, Inc.	1,009	70,630
Convergys Corp.	8,188	211,824
CSG Systems International, Inc.	2,953	131,408
Datalink Corp.*	1,851	20,731
EPAM Systems, Inc.*	4,438	292,464
EVERTEC, Inc.	5,847	106,708
ExlService Holdings, Inc.*	2,993	142,347
Forrester Research, Inc.	914	37,383
Hackett Group, Inc. (The)	2,068	36,728
Information Services Group, Inc.*	2,860	10,039
Lionbridge Technologies, Inc.*	5,249	26,350
ManTech International Corp., Class A	2,274	97,805
MAXIMUS, Inc.	5,906	326,543
MoneyGram International, Inc.*	2,723	29,735
NCI, Inc., Class A	554	7,257
NeuStar, Inc., Class A*	4,982	120,813
Perficient, Inc.*	3,244	58,392
PFSweb, Inc.*	1,351	10,740
Planet Payment, Inc.*	3,895	15,658
Science Applications International Corp.	3,893	321,445
ServiceSource International, Inc.*	5,614	33,291
Sykes Enterprises, Inc.*	3,560	100,321
Syntel, Inc.	2,972	57,657
TeleTech Holdings, Inc.	1,511	43,441
Travelport Worldwide Ltd.	10,636	148,904
Unisys Corp.*	4,623	68,652
Virtusa Corp.*	2,545	56,550
		3,457,408
Leisure Products - 0.2%
Arctic Cat, Inc.*	1,206	18,379
Callaway Golf Co.	8,678	105,438
Escalade, Inc.	969	13,324
JAKKS Pacific, Inc.*	1,407	9,919
Johnson Outdoors, Inc., Class A	452	18,894
Malibu Boats, Inc., Class A*	1,659	30,194
Marine Products Corp.	993	11,241
MCBC Holdings, Inc.	711	9,556
Nautilus, Inc.*	2,822	48,538
Smith & Wesson Holding Corp.*	5,042	117,630
Sturm Ruger & Co., Inc.	1,709	87,842
		470,955
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc.*	2,118	52,844
Albany Molecular Research, Inc.*	2,391	40,289
Cambrex Corp.*	2,930	146,793
ChromaDex Corp.*	2,634	6,401
Enzo Biochem, Inc.*	3,650	24,893
Fluidigm Corp.*	2,675	17,200
INC Research Holdings, Inc., Class A*	3,810	188,595
Luminex Corp.*	3,654	74,286
Medpace Holdings, Inc.*	749	26,724
NanoString Technologies, Inc.*	1,363	29,986
NeoGenomics, Inc.*	4,880	43,627
Pacific Biosciences of California, Inc.*	7,389	56,230
PAREXEL International Corp.*	4,833	285,147
PRA Health Sciences, Inc.*	2,229	119,742
		1,112,757
Machinery - 3.1%
Actuant Corp., Class A	5,409	140,364
Alamo Group, Inc.	869	63,498
Albany International Corp., Class A	2,635	123,055
Altra Industrial Motion Corp.	2,320	81,200
American Railcar Industries, Inc.	712	31,962
Astec Industries, Inc.	1,782	118,147
Barnes Group, Inc.	4,627	213,767
Blue Bird Corp.*	497	8,101
Briggs & Stratton Corp.	3,909	80,994
Chart Industries, Inc.*	2,814	100,038
CIRCOR International, Inc.	1,518	96,196
CLARCOR, Inc.	4,381	308,641
Columbus McKinnon Corp.	1,785	46,981
DMC Global, Inc.	1,289	21,075
Douglas Dynamics, Inc.	2,038	65,114
Energy Recovery, Inc.*	3,169	34,510
EnPro Industries, Inc.	1,985	120,688
ESCO Technologies, Inc.	2,338	130,694
ExOne Co. (The)*	1,004	9,910
Federal Signal Corp.	5,519	87,200
Franklin Electric Co., Inc.	4,240	165,572
FreightCar America, Inc.	1,114	16,354
Gencor Industries, Inc.*	711	9,990
Global Brass & Copper Holdings, Inc.	1,945	55,724
Gorman-Rupp Co. (The)	1,622	48,579
Graham Corp.	879	19,531
Greenbrier Cos., Inc. (The)	2,496	96,845
Hardinge, Inc.	1,076	11,868
Harsco Corp.	7,416	103,824
Hillenbrand, Inc.	5,433	190,155
Hurco Cos., Inc.	586	19,104
Hyster-Yale Materials Handling, Inc.	869	56,103
John Bean Technologies Corp.	2,680	241,736
Joy Global, Inc.	9,074	254,344
Kadant, Inc.	987	61,786
Kennametal, Inc.	7,270	250,742
Lindsay Corp.	976	82,257
Lydall, Inc.*	1,529	91,281
Manitowoc Co., Inc. (The)*	11,705	69,762
Meritor, Inc.*	7,570	95,533
Milacron Holdings Corp.*	1,339	22,616
Miller Industries, Inc.	1,014	25,857
Mueller Industries, Inc.	5,214	198,080
Mueller Water Products, Inc., Class A	14,346	189,798
Navistar International Corp.*	4,557	140,173
NN, Inc.	2,416	40,951
Omega Flex, Inc.	269	12,032

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Proto Labs, Inc.*	2,269	118,215
RBC Bearings, Inc.*	2,086	176,809
Rexnord Corp.*	7,630	167,860
SPX Corp.*	3,825	93,445
SPX FLOW, Inc.*	3,248	101,792
Standex International Corp.	1,170	103,077
Sun Hydraulics Corp.	2,140	85,044
Supreme Industries, Inc., Class A	1,193	16,917
Tennant Co.	1,613	121,136
Titan International, Inc.	4,073	47,084
TriMas Corp.*	4,148	88,975
Wabash National Corp.*	5,937	81,871
Watts Water Technologies, Inc., Class A	2,560	174,848
Woodward, Inc.	4,873	330,048
		6,159,853
Marine - 0.1%
Costamare, Inc.	2,434	14,020
Matson, Inc.	3,982	149,763
Scorpio Bulkers, Inc.*	5,138	26,717
		190,500
Media - 1.3%
AMC Entertainment Holdings, Inc., Class A	1,990	67,560
Carmike Cinemas, Inc.*	2,215	74,867
Central European Media Enterprises Ltd., Class A*	7,035	18,643
Daily Journal Corp.*	102	24,656
E.W. Scripps Co. (The), Class A*	5,480	93,818
Entercom Communications Corp., Class A	2,388	36,298
Entravision Communications Corp., Class A	5,988	39,521
Eros International plc*	2,723	38,258
Gannett Co., Inc.	10,820	103,223
Global Eagle Entertainment, Inc.*	4,309	27,664
Gray Television, Inc.*	5,900	59,590
Hemisphere Media Group, Inc.*	492	5,830
IMAX Corp.*	5,419	173,137
Liberty Media Corp-Liberty Braves, Class A*	841	16,946
Liberty Media Corp-Liberty Braves, Class C*	2,894	57,504
Liberty Media Corp-Liberty Media, Class A*	2,105	65,865
Liberty Media Corp-Liberty Media, Class C*	4,249	132,356
Loral Space & Communications, Inc.*	1,187	46,768
MDC Partners, Inc., Class A	4,713	29,221
Media General, Inc.*	10,038	184,398
Meredith Corp.	3,455	191,925
MSG Networks, Inc., Class A*	5,478	112,025
National CineMedia, Inc.	5,664	86,886
New Media Investment Group, Inc.	3,575	54,912
New York Times Co. (The), Class A	11,454	148,902
Nexstar Broadcasting Group, Inc., Class A	2,746	163,799
Radio One, Inc., Class D*	2,270	6,583
Reading International, Inc., Class A*	1,549	24,335
Saga Communications, Inc., Class A	335	16,013
Salem Media Group, Inc.	1,017	5,797
Scholastic Corp.	2,489	109,740
Sinclair Broadcast Group, Inc., Class A	6,086	198,099
Time, Inc.	9,459	153,236
Townsquare Media, Inc., Class A*	796	6,949
tronc, Inc.	2,454	31,951
World Wrestling Entertainment, Inc., Class A	3,327	62,481
		2,669,756
Metals & Mining - 1.2%
AK Steel Holding Corp.*	21,828	199,290
Allegheny Technologies, Inc.	9,991	175,242
Ampco-Pittsburgh Corp.	787	12,238
Carpenter Technology Corp.	4,254	152,166
Century Aluminum Co.*	4,592	42,338
Cliffs Natural Resources, Inc.*	20,298	178,825
Coeur Mining, Inc.*	14,908	143,862
Commercial Metals Co.	10,571	232,668
Ferroglobe plc	6,020	68,688
Gold Resource Corp.	4,600	19,826
Handy & Harman Ltd.*	267	6,168
Haynes International, Inc.	1,144	49,844
Hecla Mining Co.	35,124	213,554
Kaiser Aluminum Corp.	1,628	134,131
Materion Corp.	1,832	70,257
Olympic Steel, Inc.	842	20,587
Ryerson Holding Corp.*	1,158	16,559
Schnitzer Steel Industries, Inc., Class A	2,401	66,988
Stillwater Mining Co.*	11,251	169,103
SunCoke Energy, Inc.*	5,931	67,732
TimkenSteel Corp.*	3,629	57,338
Worthington Industries, Inc.	4,146	233,337
		2,330,741
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
AG Mortgage Investment Trust, Inc.	2,585	45,470
Altisource Residential Corp.	4,817	56,744
Anworth Mortgage Asset Corp.	8,809	45,807
Apollo Commercial Real Estate Finance, Inc.	6,638	113,908
Ares Commercial Real Estate Corp.	2,473	33,460
ARMOUR Residential REIT, Inc.	3,381	75,193
Capstead Mortgage Corp.	8,790	90,889
Colony Capital, Inc.	10,356	212,402
CYS Investments, Inc.	13,947	112,134
Dynex Capital, Inc.	4,126	28,511
Great Ajax Corp.	1,370	17,755
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,741	74,371
Invesco Mortgage Capital, Inc.	10,362	154,394
Ladder Capital Corp.	3,525	50,584
MTGE Investment Corp.	4,235	70,724
New Residential Investment Corp.	22,370	345,617
New York Mortgage Trust, Inc.	10,127	67,648
Orchid Island Capital, Inc.	2,217	23,766
Owens Realty Mortgage, Inc.	923	16,771
PennyMac Mortgage Investment Trust	6,275	102,157
Redwood Trust, Inc.	7,019	106,829
Resource Capital Corp.	2,787	23,522
Western Asset Mortgage Capital Corp.	3,767	40,269
		1,908,925
Multiline Retail - 0.2%
Big Lots, Inc.	4,102	207,602
Fred’s, Inc., Class A	3,250	32,468
Ollie’s Bargain Outlet Holdings, Inc.*	1,859	55,863
Sears Holdings Corp.*	1,034	13,318
Tuesday Morning Corp.*	4,128	19,195
		328,446
Multi-Utilities - 0.4%
Avista Corp.	5,830	235,940
Black Hills Corp.	4,753	279,239
NorthWestern Corp.	4,478	251,216
Unitil Corp.	1,279	54,319
		820,714

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels - 2.1%
Abraxas Petroleum Corp.*	11,365	23,867
Adams Resources & Energy, Inc.	194	7,671
Alon USA Energy, Inc.	2,904	27,123
Ardmore Shipping Corp.	2,595	17,646
Bill Barrett Corp.*	4,509	35,260
California Resources Corp.*	2,918	50,773
Callon Petroleum Co.*	13,375	235,935
Carrizo Oil & Gas, Inc.*	5,138	217,543
Clayton Williams Energy, Inc.*	550	61,985
Clean Energy Fuels Corp.*	8,066	29,360
Cobalt International Energy, Inc.*	37,552	50,695
Contango Oil & Gas Co.*	2,061	20,383
CVR Energy, Inc.	1,456	24,359
Delek US Holdings, Inc.	5,675	114,124
Denbury Resources, Inc.*	32,366	122,344
DHT Holdings, Inc.	8,448	29,990
Dorian LPG Ltd.*	2,229	15,559
Earthstone Energy, Inc.*	198	2,879
Eclipse Resources Corp.*	5,247	15,479
EP Energy Corp., Class A*	3,561	18,909
Erin Energy Corp.*	1,331	2,662
Evolution Petroleum Corp.	2,245	18,970
EXCO Resources, Inc.*	12,883	13,270
Frontline Ltd.	5,980	42,039
GasLog Ltd.	3,764	59,095
Gener8 Maritime, Inc.*	3,612	14,665
Golar LNG Ltd.	8,187	199,763
Green Plains, Inc.	3,332	90,297
Isramco, Inc.*	68	8,007
Jones Energy, Inc., Class A*	5,243	24,118
Matador Resources Co.*	7,641	203,556
Navios Maritime Acquisition Corp.	7,422	11,875
Nordic American Tankers Ltd.	9,080	77,906
Northern Oil and Gas, Inc.*	4,302	9,680
Oasis Petroleum, Inc.*	21,460	321,256
Overseas Shipholding Group, Inc., Class A	3,556	27,488
Pacific Ethanol, Inc.*	2,637	22,678
Panhandle Oil and Gas, Inc., Class A	1,410	34,545
Par Pacific Holdings, Inc.*	2,829	41,869
PDC Energy, Inc.*	5,154	383,715
Renewable Energy Group, Inc.*	3,524	34,359
REX American Resources Corp.*	522	50,989
Ring Energy, Inc.*	3,291	42,125
RSP Permian, Inc.*	9,042	403,725
Sanchez Energy Corp.*	5,142	43,244
Scorpio Tankers, Inc.	15,043	63,632
SemGroup Corp., Class A	6,088	219,472
Ship Finance International Ltd.	5,517	79,445
Synergy Resources Corp.*	17,107	162,346
Teekay Corp.	4,509	35,576
Teekay Tankers Ltd., Class A	10,722	24,875
W&T Offshore, Inc.*	3,273	5,531
Western Refining, Inc.	7,425	266,335
Westmoreland Coal Co.*	1,692	29,306
		4,190,298
Paper & Forest Products - 0.5%
Boise Cascade Co.*	3,592	81,898
Clearwater Paper Corp.*	1,561	97,094
Deltic Timber Corp.	977	68,107
KapStone Paper and Packaging Corp.	7,947	162,357
Louisiana-Pacific Corp.*	13,272	256,681
Neenah Paper, Inc.	1,528	129,727
PH Glatfelter Co.	3,999	91,857
Schweitzer-Mauduit International, Inc.	2,787	117,165
		1,004,886
Personal Products - 0.2%
Avon Products, Inc.*	40,540	217,700
Inter Parfums, Inc.	1,608	55,396
Lifevantage Corp.*	1,264	10,226
Medifast, Inc.	963	37,634
Natural Health Trends Corp.	681	17,222
Nature’s Sunshine Products, Inc.	783	11,823
Nutraceutical International Corp.*	758	24,446
Revlon, Inc., Class A*	1,080	29,970
Synutra International, Inc.*	1,942	10,001
USANA Health Sciences, Inc.*	958	58,390
		472,808
Pharmaceuticals - 1.4%
AcelRx Pharmaceuticals, Inc.*	3,257	10,097
Aclaris Therapeutics, Inc.*	873	26,146
Aerie Pharmaceuticals, Inc.*	2,215	82,287
Agile Therapeutics, Inc.*	1,221	8,388
Amphastar Pharmaceuticals, Inc.*	3,273	66,344
Ampio Pharmaceuticals, Inc.*	4,432	3,368
ANI Pharmaceuticals, Inc.*	728	42,901
Aratana Therapeutics, Inc.*	3,069	21,882
Axsome Therapeutics, Inc.*	1,025	6,714
Bio-Path Holdings, Inc.*	8,139	10,011
Catalent, Inc.*	9,167	219,366
Cempra, Inc.*	4,108	26,702
Clearside Biomedical, Inc.*	758	11,097
Collegium Pharmaceutical, Inc.*	1,246	20,634
Corcept Therapeutics, Inc.*	6,874	57,673
Depomed, Inc.*	5,616	107,266
Dermira, Inc.*	2,263	72,371
Durect Corp.*	11,613	15,213
Egalet Corp.*	2,040	13,729
Endocyte, Inc.*	3,496	9,299
Flex Pharma, Inc.*	980	6,027
Heska Corp.*	560	37,022
Horizon Pharma plc*	14,844	293,911
Impax Laboratories, Inc.*	6,739	97,379
Innoviva, Inc.*	7,439	76,919
Intersect ENT, Inc.*	2,347	24,409
Intra-Cellular Therapies, Inc.*	3,157	44,009
Lannett Co., Inc.*	2,549	58,372
Lipocine, Inc.*	1,524	5,212
Medicines Co. (The)*	6,195	217,444
MyoKardia, Inc.*	1,185	18,664
Nektar Therapeutics*	13,093	160,848
Neos Therapeutics, Inc.*	1,264	8,974
Ocular Therapeutix, Inc.*	1,648	15,310
Omeros Corp.*	3,721	45,731
Pacira Pharmaceuticals, Inc.*	3,352	106,761
Paratek Pharmaceuticals, Inc.*	1,686	22,677
Phibro Animal Health Corp., Class A	1,722	47,269
Prestige Brands Holdings, Inc.*	4,897	232,950
Reata Pharmaceuticals, Inc., Class A*	521	13,541
Revance Therapeutics, Inc.*	1,879	31,473
SciClone Pharmaceuticals, Inc.*	4,610	45,869
Sucampo Pharmaceuticals, Inc., Class A*	2,157	35,051
Supernus Pharmaceuticals, Inc.*	4,315	92,988
Teligent, Inc.*	3,809	27,387
Tetraphase Pharmaceuticals, Inc.*	3,344	14,011
TherapeuticsMD, Inc.*	13,808	82,020
Theravance Biopharma, Inc.*	3,336	92,874
Titan Pharmaceuticals, Inc.*	1,729	7,608
WaVe Life Sciences Ltd.*	679	24,172
Zogenix, Inc.*	2,283	28,766
		2,847,136
Professional Services - 1.1%
Acacia Research Corp.*	4,597	31,719
Advisory Board Co. (The)*	3,770	133,458
Barrett Business Services, Inc.	648	37,772
CBIZ, Inc.*	4,540	56,296
CEB, Inc.	2,957	174,315

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Cogint, Inc.*	1,397	4,610
CRA International, Inc.	735	24,152
Exponent, Inc.	2,356	142,891
Franklin Covey Co.*	939	19,531
FTI Consulting, Inc.*	3,820	163,114
GP Strategies Corp.*	1,172	30,765
Heidrick & Struggles International, Inc.	1,686	35,743
Hill International, Inc.*	2,973	11,892
Huron Consulting Group, Inc.*	1,988	104,867
ICF International, Inc.*	1,659	91,826
Insperity, Inc.	1,444	104,546
Kelly Services, Inc., Class A	2,702	54,418
Kforce, Inc.	2,259	49,924
Korn/Ferry International	5,272	133,803
Mistras Group, Inc.*	1,578	37,304
Navigant Consulting, Inc.*	4,377	108,112
On Assignment, Inc.*	4,681	193,279
Resources Connection, Inc.	3,279	52,792
RPX Corp.*	4,568	47,736
TriNet Group, Inc.*	3,877	97,817
TrueBlue, Inc.*	3,875	81,181
WageWorks, Inc.*	3,360	248,136
		2,271,999
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	4,290	189,060
Altisource Portfolio Solutions SA*	1,061	28,583
AV Homes, Inc.*	1,124	17,816
Consolidated-Tomoka Land Co.	376	20,067
Forestar Group, Inc.*	3,145	42,143
FRP Holdings, Inc.*	580	22,011
Griffin Industrial Realty, Inc.	65	2,044
HFF, Inc., Class A	3,304	95,816
Kennedy-Wilson Holdings, Inc.	7,592	162,089
Marcus & Millichap, Inc.*	1,337	36,701
RE/MAX Holdings, Inc., Class A	1,632	79,968
RMR Group, Inc. (The), Class A	638	26,477
St Joe Co. (The)*	4,648	96,679
Stratus Properties, Inc.*	573	17,047
Tejon Ranch Co.*	1,280	33,587
Trinity Place Holdings, Inc.*	1,783	17,830
		887,918
Road & Rail - 0.5%
ArcBest Corp.	2,264	68,939
Celadon Group, Inc.	2,508	20,189
Covenant Transportation Group, Inc., Class A*	1,090	22,596
Heartland Express, Inc.	4,240	91,202
Knight Transportation, Inc.	6,161	215,635
Marten Transport Ltd.	2,113	51,452
PAM Transportation Services, Inc.*	218	5,404
Roadrunner Transportation Systems, Inc.*	2,816	28,244
Saia, Inc.*	2,321	96,902
Swift Transportation Co.*	6,876	171,694
Universal Logistics Holdings, Inc.	768	10,906
USA Truck, Inc.*	750	6,757
Werner Enterprises, Inc.	4,112	111,230
YRC Worldwide, Inc.*	2,994	37,964
		939,114
Semiconductors & Semiconductor Equipment - 3.3%
Acacia Communications, Inc.*	483	33,453
Advanced Energy Industries, Inc.*	3,635	200,688
Advanced Micro Devices, Inc.*	69,239	616,920
Alpha & Omega Semiconductor Ltd.*	1,672	36,366
Ambarella, Inc.*	2,947	181,299
Amkor Technology, Inc.*	9,214	108,910
Applied Micro Circuits Corp.*	6,985	61,119
Axcelis Technologies, Inc.*	2,681	36,596
Brooks Automation, Inc.	6,251	101,891
Cabot Microelectronics Corp.	2,167	129,110
Cavium, Inc.*	5,934	338,416
CEVA, Inc.*	1,814	57,685
Cirrus Logic, Inc.*	5,769	317,295
Cohu, Inc.	2,427	30,216
Diodes, Inc.*	3,504	85,322
DSP Group, Inc.*	1,983	23,201
Entegris, Inc.*	13,016	233,637
Exar Corp.*	3,757	37,532
FormFactor, Inc.*	6,325	70,840
GigPeak, Inc.*	5,365	14,432
Impinj, Inc.*	515	14,065
Inphi Corp.*	3,696	166,948
Integrated Device Technology, Inc.*	12,407	290,324
Intersil Corp., Class A	12,364	273,863
IXYS Corp.	2,310	27,027
Kopin Corp.*	5,672	14,520
Lattice Semiconductor Corp.*	11,041	77,397
M/A-COM Technology Solutions Holdings, Inc.*	2,142	106,715
MaxLinear, Inc., Class A*	5,139	104,990
Microsemi Corp.*	10,479	573,725
MKS Instruments, Inc.	4,900	281,995
Monolithic Power Systems, Inc.	3,586	294,195
Nanometrics, Inc.*	2,176	52,028
NeoPhotonics Corp.*	2,836	36,641
NVE Corp.	440	29,379
PDF Solutions, Inc.*	2,487	58,569
Photronics, Inc.*	6,005	60,050
Power Integrations, Inc.	2,524	169,865
Rambus, Inc.*	10,007	131,592
Rudolph Technologies, Inc.*	2,756	54,018
Semtech Corp.*	5,951	167,223
Sigma Designs, Inc.*	3,300	24,750
Silicon Laboratories, Inc.*	3,799	252,064
Synaptics, Inc.*	3,229	176,239
Tessera Technologies, Inc.	4,534	179,546
Ultra Clean Holdings, Inc.*	2,955	29,668
Ultratech, Inc.*	1,987	45,542
Veeco Instruments, Inc.*	3,659	97,512
Xcerra Corp.*	4,870	30,876
		6,536,254
Software - 3.2%
8x8, Inc.*	8,121	110,852
A10 Networks, Inc.*	4,056	33,259
ACI Worldwide, Inc.*	10,619	197,620
American Software, Inc., Class A	2,372	26,139
Aspen Technology, Inc.*	7,611	402,089
Barracuda Networks, Inc.*	2,024	44,609
Blackbaud, Inc.	4,345	272,779
Bottomline Technologies de, Inc.*	3,697	92,647
BroadSoft, Inc.*	2,706	112,299
Callidus Software, Inc.*	5,611	88,093
CommVault Systems, Inc.*	3,562	192,348
Digimarc Corp.*	889	27,603
Ebix, Inc.	2,322	138,391
Ellie Mae, Inc.*	3,018	249,136
EnerNOC, Inc.*	2,462	14,526
Exa Corp.*	1,277	18,938
Fair Isaac Corp.	2,852	324,244
Gigamon, Inc.*	2,989	159,463
Globant SA*	2,365	81,025
Glu Mobile, Inc.*	9,468	21,303
Guidance Software, Inc.*	2,079	14,657
HubSpot, Inc.*	2,656	149,002
Imperva, Inc.*	2,639	100,678
Interactive Intelligence Group, Inc.*	1,654	99,984
Jive Software, Inc.*	5,312	20,186
Majesco*	540	2,700
Mentor Graphics Corp.	9,862	360,456

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
MicroStrategy, Inc., Class A*	873	169,388
Mitek Systems, Inc.*	2,709	15,170
MobileIron, Inc.*	4,279	17,758
Model N, Inc.*	2,043	18,285
Monotype Imaging Holdings, Inc.	3,733	73,167
Park City Group, Inc.*	1,188	17,345
Paycom Software, Inc.*	4,050	181,723
Paylocity Holding Corp.*	1,981	65,591
Pegasystems, Inc.	3,319	119,816
Progress Software Corp.	4,609	136,288
Proofpoint, Inc.*	3,757	289,327
PROS Holdings, Inc.*	2,320	55,425
QAD, Inc., Class A	868	25,172
Qualys, Inc.*	2,502	83,066
Rapid7, Inc.*	1,832	21,251
RealPage, Inc.*	4,976	142,314
RingCentral, Inc., Class A*	5,392	116,198
Rosetta Stone, Inc.*	1,777	14,376
Rubicon Project, Inc. (The)*	3,427	25,874
Sapiens International Corp. NV	2,234	33,085
SecureWorks Corp., Class A*	556	6,867
Silver Spring Networks, Inc.*	3,488	48,658
Synchronoss Technologies, Inc.*	3,799	184,175
Take-Two Interactive Software, Inc.*	7,660	377,102
Tangoe, Inc.*	2,544	20,148
Telenav, Inc.*	2,999	17,994
TiVo Corp.*	10,776	218,214
TubeMogul, Inc.*	2,026	28,364
Varonis Systems, Inc.*	984	28,733
VASCO Data Security International, Inc.*	2,775	40,237
Verint Systems, Inc.*	5,715	214,598
VirnetX Holding Corp.*	4,452	14,024
Workiva, Inc.*	2,020	30,098
Zendesk, Inc.*	7,473	159,100
Zix Corp.*	4,898	21,796
		6,385,753
Specialty Retail - 2.1%
Aaron’s, Inc.	6,052	176,234
Abercrombie & Fitch Co., Class A	6,266	90,042
American Eagle Outfitters, Inc.	15,335	253,948
America’s Car-Mart, Inc.*	725	33,024
Asbury Automotive Group, Inc.*	1,840	108,100
Ascena Retail Group, Inc.*	15,920	96,158
At Home Group, Inc.*	768	9,892
Barnes & Noble Education, Inc.*	3,687	41,921
Barnes & Noble, Inc.	5,817	73,294
Big 5 Sporting Goods Corp.	1,632	31,579
Boot Barn Holdings, Inc.*	1,225	19,331
Buckle, Inc. (The)	2,635	66,665
Build-A-Bear Workshop, Inc.*	1,250	17,937
Caleres, Inc.	3,943	129,094
Cato Corp. (The), Class A	2,352	69,619
Chico’s FAS, Inc.	12,009	183,858
Children’s Place, Inc. (The)	1,721	178,726
Citi Trends, Inc.	1,325	23,002
Conn’s, Inc.*	1,869	21,026
Container Store Group, Inc. (The)*	1,467	8,435
Destination XL Group, Inc.*	3,336	13,678
DSW, Inc., Class A	6,192	147,122
Express, Inc.*	6,842	91,409
Finish Line, Inc. (The), Class A	3,847	86,327
Five Below, Inc.*	4,931	194,084
Francesca’s Holdings Corp.*	3,519	56,234
Genesco, Inc.*	1,888	119,322
GNC Holdings, Inc., Class A	6,316	91,266
Group 1 Automotive, Inc.	1,911	138,719
Guess?, Inc.	5,630	86,252
Haverty Furniture Cos., Inc.	1,716	37,066
Hibbett Sports, Inc.*	2,101	84,565
Kirkland’s, Inc.*	1,358	19,949
Lithia Motors, Inc., Class A	2,185	200,801
Lumber Liquidators Holdings, Inc.*	2,423	42,766
MarineMax, Inc.*	2,274	42,751
Monro Muffler Brake, Inc.	2,891	172,882
Office Depot, Inc.	50,927	248,014
Party City Holdco, Inc.*	2,479	39,788
Pier 1 Imports, Inc.	7,450	41,646
Rent-A-Center, Inc.	4,775	55,151
Restoration Hardware Holdings, Inc.*	3,561	128,374
Sears Hometown and Outlet Stores, Inc.*	1,034	6,204
Select Comfort Corp.*	4,263	96,429
Shoe Carnival, Inc.	1,317	34,374
Sonic Automotive, Inc., Class A	2,574	54,440
Sportsman’s Warehouse Holdings, Inc.*	2,374	21,366
Stage Stores, Inc.	2,359	10,262
Stein Mart, Inc.	2,864	14,263
Tailored Brands, Inc.	4,500	84,420
Tile Shop Holdings, Inc.*	2,998	60,110
Tilly’s, Inc., Class A*	1,071	10,571
Vitamin Shoppe, Inc.*	2,226	55,316
West Marine, Inc.*	1,694	16,296
Winmark Corp.	204	23,409
Zumiez, Inc.*	1,660	41,168
		4,298,679
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp.*	9,876	136,783
Avid Technology, Inc.*	2,957	12,449
CPI Card Group, Inc.	1,934	7,252
Cray, Inc.*	3,705	71,506
Diebold, Inc.	6,297	143,571
Eastman Kodak Co.*	1,566	23,725
Electronics For Imaging, Inc.*	4,327	188,311
Immersion Corp.*	2,663	27,429
Nimble Storage, Inc.*	5,795	43,926
Pure Storage, Inc., Class A*	6,275	87,536
Stratasys Ltd.*	4,513	81,460
Super Micro Computer, Inc.*	3,556	97,257
USA Technologies, Inc.*	3,299	14,021
		935,226
Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co.	2,481	141,094
Crocs, Inc.*	6,781	47,467
Culp, Inc.	992	33,480
Deckers Outdoor Corp.*	2,987	177,667
Delta Apparel, Inc.*	654	13,348
Fossil Group, Inc.*	3,860	129,001
G-III Apparel Group Ltd.*	3,957	107,472
Iconix Brand Group, Inc.*	3,943	35,369
Movado Group, Inc.	1,415	39,974
Oxford Industries, Inc.	1,398	101,579
Perry Ellis International, Inc.*	1,155	29,476
Sequential Brands Group, Inc.*	3,611	18,488
Steven Madden Ltd.*	5,669	210,036
Superior Uniform Group, Inc.	740	14,201
Unifi, Inc.*	1,439	44,782
Vera Bradley, Inc.*	1,866	26,908
Vince Holding Corp.*	1,981	8,419
Wolverine World Wide, Inc.	8,919	200,945
		1,379,706
Thrifts & Mortgage Finance - 1.9%
Astoria Financial Corp.	8,474	138,550
Bank Mutual Corp.	3,756	33,616
BankFinancial Corp.	1,397	19,698
Bear State Financial, Inc.	1,653	16,365
Beneficial Bancorp, Inc.	6,461	112,421
BofI Holding, Inc.*	5,517	130,367
Capitol Federal Financial, Inc.	11,736	186,720

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Charter Financial Corp.	1,252	17,916
Clifton Bancorp, Inc.	2,013	32,872
Dime Community Bancshares, Inc.	2,877	53,800
ESSA Bancorp, Inc.	751	11,122
Essent Group Ltd.*	6,875	209,825
EverBank Financial Corp.	9,478	182,925
Federal Agricultural Mortgage Corp., Class C	790	42,668
First Defiance Financial Corp.	809	37,449
Flagstar Bancorp, Inc.*	1,924	54,218
Greene County Bancorp, Inc.	278	6,047
Hingham Institution for Savings	124	20,773
Home Bancorp, Inc.	528	17,794
HomeStreet, Inc.*	2,174	63,155
Impac Mortgage Holdings, Inc.*	918	14,082
Kearny Financial Corp.	8,489	128,608
Lake Sunapee Bank Group	720	15,696
LendingTree, Inc.*	583	61,098
Meridian Bancorp, Inc.	4,440	78,810
Meta Financial Group, Inc.	757	68,849
MGIC Investment Corp.*	31,410	284,889
Nationstar Mortgage Holdings, Inc.*	2,977	50,549
NMI Holdings, Inc., Class A*	4,545	39,087
Northfield Bancorp, Inc.	3,873	71,767
Northwest Bancshares, Inc.	8,842	160,659
OceanFirst Financial Corp.	1,884	44,689
Ocwen Financial Corp.*	9,259	47,591
Oritani Financial Corp.	3,552	62,693
PennyMac Financial Services, Inc., Class A*	1,251	21,767
PHH Corp.*	4,875	70,785
Provident Bancorp, Inc.*	406	7,470
Provident Financial Holdings, Inc.	608	11,984
Provident Financial Services, Inc.	5,619	151,376
Radian Group, Inc.	19,820	288,579
SI Financial Group, Inc.	1,026	14,364
Southern Missouri Bancorp, Inc.	538	15,548
Territorial Bancorp, Inc.	696	21,903
TrustCo Bank Corp.	8,401	68,468
United Community Financial Corp.	4,281	35,019
United Financial Bancorp, Inc.	4,614	77,884
Walker & Dunlop, Inc.*	2,533	74,445
Washington Federal, Inc.	8,366	271,477
Waterstone Financial, Inc.	2,341	41,904
Western New England Bancorp, Inc.	2,306	19,370
WSFS Financial Corp.	2,636	112,425
		3,822,136
Tobacco - 0.2%
Alliance One International, Inc.*	768	11,366
Turning Point Brands, Inc.*	549	7,972
Universal Corp.	2,040	112,302
Vector Group Ltd.	8,543	182,393
		314,033
Trading Companies & Distributors - 1.0%
Aircastle Ltd.	4,394	94,383
Applied Industrial Technologies, Inc.	3,342	200,019
Beacon Roofing Supply, Inc.*	5,504	255,331
BMC Stock Holdings, Inc.*	5,073	95,626
CAI International, Inc.*	1,442	12,733
DXP Enterprises, Inc.*	1,191	40,125
GATX Corp.	3,764	205,665
GMS, Inc.*	654	16,422
H&E Equipment Services, Inc.	2,905	53,481
Kaman Corp.	2,469	120,290
Lawson Products, Inc.*	582	13,793
MRC Global, Inc.*	8,628	173,682
Neff Corp., Class A*	875	11,506
NOW, Inc.*	9,847	212,104
Real Industry, Inc.*	2,412	14,110
Rush Enterprises, Inc., Class A*	2,711	82,008
Rush Enterprises, Inc., Class B*	607	16,771
SiteOne Landscape Supply, Inc.*	1,071	35,878
Textainer Group Holdings Ltd.	2,085	20,225
Titan Machinery, Inc.*	1,629	22,790
Triton International Ltd.	3,690	71,180
Univar, Inc.*	3,957	98,529
Veritiv Corp.*	757	35,465
Willis Lease Finance Corp.*	359	9,618
		1,911,734
Transportation Infrastructure - 0.0%(b)
Wesco Aircraft Holdings, Inc.*	5,122	75,550

Water Utilities - 0.3%
American States Water Co.	3,363	142,591
Artesian Resources Corp., Class A	712	22,442
California Water Service Group	4,421	152,746
Connecticut Water Service, Inc.	996	54,302
Consolidated Water Co. Ltd.	1,339	14,662
Global Water Resources, Inc.	757	6,397
Middlesex Water Co.	1,460	59,480
SJW Group	1,501	80,559
York Water Co. (The)	1,186	43,170
		576,349
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	3,277	39,979
NII Holdings, Inc.*	4,925	8,372
Shenandoah Telecommunications Co.	4,255	119,353
Spok Holdings, Inc.	1,884	34,289
		201,993
TOTAL COMMON STOCKS (Cost $154,060,637)		168,508,517

	No. of Rights

RIGHTS - 0.1%

Biotechnology - 0.0%(b)
Dyax Corp., CVR*(e)(f)	11,283	12,524

Internet & Direct Marketing Retail - 0.0%
Overstock.com, Inc., expiring 12/6/2016*(e)(f)	116	—

Pharmaceuticals - 0.0%
ANI Pharmaceuticals, Inc., CVR*(e)(f)	2	—
Omthera Pharmaceuticals, Inc., CVR*(e)(f)	3,327	—
		—
Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc., CVR*(e)(f)	49,993	125,982
TOTAL RIGHTS (Cost $—)		138,506

Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 7.1%

REPURCHASE AGREEMENT(g) - 3.1%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $6,338,335 (Cost $6,338,288)	6,338,288	6,338,288

See accompanying notes to the financial statements.

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATION - 4.0%
U.S. Treasury Bill
0.36%, 12/15/2016 (Cost $7,998,892)(h)	8,000,000	7,998,892
TOTAL SHORT-TERM INVESTMENTS (Cost $14,337,180)		14,337,180

Total Investments - 91.1% (Cost $168,397,817)		182,984,203
Other Assets Less Liabilities - 8.9%		17,916,896
Net assets - 100.0%		200,901,099

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $5,112,413.
(b)	Represents less than 0.05% of net assets.
(c)	Amount represents less than one share.
(d)	Amount less than one dollar.
(e)

Security fair valued as of 11/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 11/30/2016 amounted to $148,893, which represents approximately 0.07% of net assets of the Fund.

(f)	Illiquid security.
(g)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(h)	The rate shown was the current yield as of 11/30/2016.

CVR               Contingent Value Rights — No defined expiration

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,860,631
Aggregate gross unrealized depreciation	(9,000,724)
Net unrealized appreciation	$13,859,907
Federal income tax cost of investments	$169,124,296

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	162	12/16/2016	$21,403,440	$1,807,254

Cash collateral in the amount of $955,800 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra Russell2000 had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$14,679,358	11/6/2018	Bank of America NA	0.24%	Russell 2000® Index	$1,458,302	$(1,043,683)	$—	$414,619
33,300,123	11/6/2017	Citibank NA	0.26%	Russell 2000® Index	77,048	(77,048)	—	—
14,447,833	11/6/2017	Credit Suisse International	0.29%	Russell 2000® Index	1,885,046	—	(1,885,046)	—
14,245,807	11/6/2017	Goldman Sachs International	0.61%	Russell 2000® Index	2,894,423	(2,894,423)	—	—
2,815,117	11/6/2017	Morgan Stanley & Co. International plc	0.04%	iShares® Russell 2000 ETF	306,150
79,421,272	11/6/2017	Morgan Stanley & Co. International plc	0.29%	Russell 2000® Index	9,619,502
82,236,389					9,925,652	(9,925,652)	—	—

18,765,213	11/6/2017	Societe Generale	0.54%	Russell 2000® Index	(594,547)	324,680	269,867	—

34,232,486	11/6/2017	UBS AG	0.29%	Russell 2000® Index	(219,175)	—	219,175	—
$211,907,209					$15,426,749

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Ultra SmallCap600

Schedule of Portfolio Investments

November 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 69.0%

Aerospace & Defense - 1.0%
AAR Corp.	718	26,487
Aerojet Rocketdyne Holdings, Inc.*	1,549	31,476
Aerovironment, Inc.*	458	12,961
Cubic Corp.	553	25,604
Engility Holdings, Inc.*	393	14,246
Mercury Systems, Inc.*	898	26,680
Moog, Inc., Class A*	724	50,557
National Presto Industries, Inc.	110	10,466
TASER International, Inc.*	1,162	31,641
		230,118
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc.*	553	27,318
Echo Global Logistics, Inc.*	613	15,386
Forward Air Corp.	673	32,560
Hub Group, Inc., Class A*	747	32,009
		107,273
Airlines - 0.7%
Allegiant Travel Co.	290	47,386
Hawaiian Holdings, Inc.*	1,189	61,055
SkyWest, Inc.	1,147	42,267
		150,708
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc.*	1,701	26,638
Cooper-Standard Holdings, Inc.*	385	36,698
Dorman Products, Inc.*	676	48,834
Drew Industries, Inc.	547	57,490
Fox Factory Holding Corp.*	638	16,014
Gentherm, Inc.*	812	25,862
Motorcar Parts of America, Inc.*	415	10,151
Standard Motor Products, Inc.	445	22,223
Superior Industries International, Inc.	509	12,801
		256,711
Automobiles - 0.1%
Winnebago Industries, Inc.	599	19,438

Banks - 7.3%
Ameris Bancorp	776	34,804
Banc of California, Inc.	1,103	16,655
Banner Corp.	594	30,965
Boston Private Financial Holdings, Inc.	1,857	27,855
Brookline Bancorp, Inc.	1,570	23,393
Cardinal Financial Corp.	722	23,097
Central Pacific Financial Corp.	690	20,390
City Holding Co.	334	20,534
Columbia Banking System, Inc.	1,292	51,447
Community Bank System, Inc.	985	55,850
Customers Bancorp, Inc.*	615	18,758
CVB Financial Corp.	2,235	46,421
Fidelity Southern Corp.	469	10,459
First BanCorp*	2,562	15,167
First Commonwealth Financial Corp.	1,980	24,988
First Financial Bancorp	1,379	36,957
First Financial Bankshares, Inc.	1,470	63,283
First Midwest Bancorp, Inc.	1,810	43,947
First NBC Bank Holding Co.*	355	2,503
Glacier Bancorp, Inc.	1,695	58,139
Great Western Bancorp, Inc.	1,306	52,240
Hanmi Financial Corp.	718	22,043
Home BancShares, Inc.	2,750	71,143
Hope Bancorp, Inc.	2,826	56,237
Independent Bank Corp.	586	38,149
LegacyTexas Financial Group, Inc.	923	36,237
NBT Bancorp, Inc.	959	37,056
OFG Bancorp	977	13,189
Old National Bancorp	3,005	51,235
Opus Bank	404	10,221
Pinnacle Financial Partners, Inc.	965	62,243
S&T Bancorp, Inc.	777	27,498
ServisFirst Bancshares, Inc.	491	36,147
Simmons First National Corp., Class A	643	38,869
Southside Bancshares, Inc.	543	20,889
Sterling Bancorp	2,908	66,157
Texas Capital Bancshares, Inc.*	1,023	74,423
Tompkins Financial Corp.	271	23,387
UMB Financial Corp.	970	73,739
United Bankshares, Inc.	1,496	69,040
United Community Banks, Inc.	1,576	42,836
Westamerica Bancorp	571	35,419
Wintrust Financial Corp.	1,150	75,716
		1,659,725
Biotechnology - 0.9%
Acorda Therapeutics, Inc.*	1,027	21,362
AMAG Pharmaceuticals, Inc.*	760	25,232
Eagle Pharmaceuticals, Inc.*	177	13,976
Emergent BioSolutions, Inc.*	765	20,471
Enanta Pharmaceuticals, Inc.*	309	9,715
Ligand Pharmaceuticals, Inc.*	422	44,057
MiMedx Group, Inc.*	2,253	21,358
Momenta Pharmaceuticals, Inc.*	1,392	19,697
Repligen Corp.*	752	24,214
Spectrum Pharmaceuticals, Inc.*	1,571	6,143
		206,225
Building Products - 1.4%
AAON, Inc.	883	29,051
American Woodmark Corp.*	312	23,915
Apogee Enterprises, Inc.	641	30,576
Gibraltar Industries, Inc.*	697	31,365
Griffon Corp.	676	16,156
Insteel Industries, Inc.	389	15,393
Patrick Industries, Inc.*	324	23,117
PGT, Inc.*	1,089	12,088
Quanex Building Products Corp.	762	14,821
Simpson Manufacturing Co., Inc.	915	43,133
Trex Co., Inc.*	653	42,961
Universal Forest Products, Inc.	452	44,901
		327,477
Capital Markets - 1.1%
Calamos Asset Management, Inc., Class A	370	2,531
Donnelley Financial Solutions, Inc.*	583	11,118
Evercore Partners, Inc., Class A	863	58,166
Financial Engines, Inc.	1,183	41,228
Greenhill & Co., Inc.	613	16,980
Interactive Brokers Group, Inc., Class A	1,497	54,970
INTL. FCStone, Inc.*	332	13,648
Investment Technology Group, Inc.	696	12,973
Piper Jaffray Cos.*	318	23,198
Virtus Investment Partners, Inc.	127	14,707
		249,519
Chemicals - 2.4%
A Schulman, Inc.	650	21,645
AdvanSix, Inc.*	677	12,660
American Vanguard Corp.	575	10,465
Balchem Corp.	704	56,221
Calgon Carbon Corp.	1,127	19,948
Chemours Co. (The)	4,039	99,844
Flotek Industries, Inc.*	1,197	16,112
FutureFuel Corp.	506	6,947
Hawkins, Inc.	212	10,292
HB Fuller Co.	1,119	52,582
Ingevity Corp.*	937	49,071
Innophos Holdings, Inc.	432	23,553
Innospec, Inc.	534	35,084

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Koppers Holdings, Inc.*	460	17,641
Kraton Corp.*	687	21,180
LSB Industries, Inc.*	448	3,450
Quaker Chemical Corp.	295	37,536
Rayonier Advanced Materials, Inc.	963	13,366
Stepan Co.	433	35,147
Tredegar Corp.	564	12,577
		555,321
Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	1,245	54,780
Brady Corp., Class A	1,040	38,220
Brink’s Co. (The)	992	40,077
Essendant, Inc.	830	16,077
G&K Services, Inc., Class A	438	42,013
Healthcare Services Group, Inc.	1,613	62,827
Interface, Inc.	1,442	25,091
LSC Communications, Inc.	583	12,033
Matthews International Corp., Class A	715	52,016
Mobile Mini, Inc.	989	30,362
Multi-Color Corp.	293	21,067
RR Donnelley & Sons Co.	1,554	27,024
Team, Inc.*	653	22,398
Tetra Tech, Inc.	1,278	54,762
UniFirst Corp.	343	48,483
US Ecology, Inc.	485	22,528
Viad Corp.	451	19,799
		589,557
Communications Equipment - 0.9%
ADTRAN, Inc.	1,077	21,917
Bel Fuse, Inc., Class B	193	5,655
Black Box Corp.	337	5,173
CalAmp Corp.*	807	11,734
Comtech Telecommunications Corp.	519	5,968
Digi International, Inc.*	578	7,745
Harmonic, Inc.*	1,737	8,077
Ixia*	1,393	19,154
Lumentum Holdings, Inc.*	1,217	48,802
NETGEAR, Inc.*	729	39,147
Viavi Solutions, Inc.*	5,170	40,585
		213,957
Construction & Engineering - 0.3%
Aegion Corp.*	770	18,626
Comfort Systems USA, Inc.	826	26,597
MYR Group, Inc.*	357	13,373
Orion Group Holdings, Inc.*	616	6,142
		64,738
Construction Materials - 0.2%
Headwaters, Inc.*	1,649	39,081
US Concrete, Inc.*	315	17,908
		56,989
Consumer Finance - 0.7%
Encore Capital Group, Inc.*	523	14,356
Enova International, Inc.*	517	6,023
EZCORP, Inc., Class A*	1,079	12,570
FirstCash, Inc.	1,077	49,434
Green Dot Corp., Class A*	954	23,001
PRA Group, Inc.*	1,032	37,101
World Acceptance Corp.*	133	7,484
		149,969
Containers & Packaging - 0.0%(b)
Myers Industries, Inc.	486	6,877

Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,030	37,605

Diversified Consumer Services - 0.3%
American Public Education, Inc.*	358	8,270
Capella Education Co.	257	22,423
Career Education Corp.*	1,432	14,306
Regis Corp.*	781	10,544
Strayer Education, Inc.*	232	16,989
		72,532
Diversified Telecommunication Services - 0.7%
ATN International, Inc.	237	17,137
Cincinnati Bell, Inc.*	936	19,282
Cogent Communications Holdings, Inc.	913	34,192
Consolidated Communications Holdings, Inc.	1,127	32,210
General Communication, Inc., Class A*	612	10,318
Inteliquent, Inc.	762	17,252
Iridium Communications, Inc.*	1,788	15,734
Lumos Networks Corp.*	522	7,590
		153,715
Electric Utilities - 0.5%
ALLETE, Inc.	1,099	67,940
El Paso Electric Co.	902	40,635
		108,575
Electrical Equipment - 0.4%
AZZ, Inc.	577	37,563
Encore Wire Corp.	461	19,592
General Cable Corp.	1,097	20,569
Powell Industries, Inc.	190	8,178
Vicor Corp.*	355	5,183
		91,085
Electronic Equipment, Instruments & Components - 2.9%
Agilysys, Inc.*	332	3,390
Anixter International, Inc.*	633	49,469
Badger Meter, Inc.	648	23,490
Benchmark Electronics, Inc.*	1,090	30,902
Coherent, Inc.*	541	70,600
CTS Corp.	729	16,111
Daktronics, Inc.	889	9,148
DTS, Inc.	393	16,687
Electro Scientific Industries, Inc.*	700	3,640
ePlus, Inc.*	147	16,346
Fabrinet*	806	34,497
FARO Technologies, Inc.*	371	13,504
II-VI, Inc.*	1,213	36,633
Insight Enterprises, Inc.*	789	27,631
Itron, Inc.*	741	47,572
Methode Electronics, Inc.	822	30,373
MTS Systems Corp.	371	19,978
OSI Systems, Inc.*	401	30,356
Park Electrochemical Corp.	423	7,669
Plexus Corp.*	744	38,018
Rogers Corp.*	402	29,877
Sanmina Corp.*	1,645	54,038
ScanSource, Inc.*	570	21,574
TTM Technologies, Inc.*	1,873	25,417
		656,920
Energy Equipment & Services - 1.3%
Archrock, Inc.	1,550	20,847
Atwood Oceanics, Inc.	1,341	12,686
Bristow Group, Inc.	710	11,083
CARBO Ceramics, Inc.*	467	3,843
Era Group, Inc.*	432	5,059
Exterran Corp.*	696	13,990
Geospace Technologies Corp.*	297	6,287
Gulf Island Fabrication, Inc.	300	3,555
Helix Energy Solutions Group, Inc.*	2,495	26,073
Hornbeck Offshore Services, Inc.*	720	3,679
Matrix Service Co.*	590	12,302
Newpark Resources, Inc.*	1,881	13,825
Pioneer Energy Services Corp.*	1,439	7,195
SEACOR Holdings, Inc.*	359	22,254
Tesco Corp.*	1,033	8,006
TETRA Technologies, Inc.*	2,063	11,202
Tidewater, Inc.	1,048	2,400
Unit Corp.*	1,146	27,848

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
US Silica Holdings, Inc.	1,591	80,521
		292,655
Equity Real Estate Investment Trusts (REITs) - 3.8%
Acadia Realty Trust	1,772	58,582
Agree Realty Corp.	562	25,228
American Assets Trust, Inc.	889	35,613
CareTrust REIT, Inc.	1,411	19,966
Cedar Realty Trust, Inc.	1,691	10,907
Chesapeake Lodging Trust	1,338	31,724
CoreSite Realty Corp.	755	53,250
DiamondRock Hospitality Co.	4,471	47,348
EastGroup Properties, Inc.	732	50,003
Four Corners Property Trust, Inc.	1,333	25,567
Franklin Street Properties Corp.	2,366	29,717
GEO Group, Inc. (The)	1,669	55,511
Getty Realty Corp.	586	14,076
Government Properties Income Trust	1,583	29,745
Kite Realty Group Trust	1,856	44,637
Lexington Realty Trust	4,747	49,036
LTC Properties, Inc.	873	39,687
Parkway, Inc.*	950	18,620
Pennsylvania REIT	1,547	29,656
PS Business Parks, Inc.	434	48,491
Retail Opportunity Investments Corp.	2,423	50,011
Sabra Health Care REIT, Inc.	1,453	32,155
Saul Centers, Inc.	262	16,634
Summit Hotel Properties, Inc.	1,943	27,629
Universal Health Realty Income Trust	278	16,488
Urstadt Biddle Properties, Inc., Class A	642	14,541
		874,822
Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	584	22,980
SpartanNash Co.	834	30,199
SUPERVALU, Inc.*	5,915	27,446
		80,625
Food Products - 1.1%
B&G Foods, Inc.	1,478	63,259
Calavo Growers, Inc.	341	18,397
Cal-Maine Foods, Inc.	662	26,943
Darling Ingredients, Inc.*	3,663	49,487
J&J Snack Foods Corp.	332	40,315
Sanderson Farms, Inc.	442	35,647
Seneca Foods Corp., Class A*	139	5,226
		239,274
Gas Utilities - 0.7%
Northwest Natural Gas Co.	613	35,125
South Jersey Industries, Inc.	1,769	58,377
Spire, Inc.	1,016	65,573
		159,075
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc.	502	25,898
Analogic Corp.	275	25,341
AngioDynamics, Inc.*	688	11,214
Anika Therapeutics, Inc.*	329	15,351
Cantel Medical Corp.	808	65,909
CONMED Corp.	551	24,013
CryoLife, Inc.	598	11,751
Cynosure, Inc., Class A*	528	23,945
Haemonetics Corp.*	1,142	45,257
ICU Medical, Inc.*	323	48,531
Inogen, Inc.*	353	22,744
Integer Holdings Corp.*	610	17,233
Integra LifeSciences Holdings Corp.*	665	53,732
Invacare Corp.	706	8,119
Masimo Corp.*	978	60,509
Meridian Bioscience, Inc.	937	16,210
Merit Medical Systems, Inc.*	988	23,267
Natus Medical, Inc.*	733	29,210
Neogen Corp.*	836	52,902
Surmodics, Inc.*	290	6,945
Vascular Solutions, Inc.*	389	21,434
Zeltiq Aesthetics, Inc.*	794	34,944
		644,459
Health Care Providers & Services - 2.1%
Aceto Corp.	660	13,484
Adeptus Health, Inc., Class A*	335	2,807
Air Methods Corp.*	771	25,212
Almost Family, Inc.*	199	8,000
Amedisys, Inc.*	620	24,484
AMN Healthcare Services, Inc.*	1,069	35,598
BioTelemetry, Inc.*	624	12,137
Chemed Corp.	360	53,629
Community Health Systems, Inc.*	2,529	13,758
CorVel Corp.*	222	7,148
Cross Country Healthcare, Inc.*	734	10,525
Diplomat Pharmacy, Inc.*	960	13,594
Ensign Group, Inc. (The)	1,056	22,831
HealthEquity, Inc.*	957	42,615
Healthways, Inc.*	740	17,168
Kindred Healthcare, Inc.	1,898	12,622
Landauer, Inc.	214	10,593
LHC Group, Inc.*	331	13,922
Magellan Health, Inc.*	519	37,783
PharMerica Corp.*	685	16,474
Providence Service Corp. (The)*	278	10,205
Quorum Health Corp.*	656	3,752
Select Medical Holdings Corp.*	2,370	28,795
Surgical Care Affiliates, Inc.*	617	25,945
U.S. Physical Therapy, Inc.	279	17,856
		480,937
Health Care Technology - 0.7%
Computer Programs & Systems, Inc.	238	5,724
HealthStream, Inc.*	565	14,159
HMS Holdings Corp.*	1,879	34,423
Medidata Solutions, Inc.*	1,216	67,160
Omnicell, Inc.*	805	28,859
Quality Systems, Inc.	1,013	13,291
		163,616
Hotels, Restaurants & Leisure - 2.1%
Belmond Ltd., Class A*	1,879	24,333
Biglari Holdings, Inc.*	23	10,785
BJ’s Restaurants, Inc.*	447	16,584
Bob Evans Farms, Inc.	440	19,646
Boyd Gaming Corp.*	1,824	34,364
Chuy’s Holdings, Inc.*	374	11,725
Dave & Buster’s Entertainment, Inc.*	827	38,745
DineEquity, Inc.	381	31,844
El Pollo Loco Holdings, Inc.*	479	6,035
Fiesta Restaurant Group, Inc.*	599	17,161
ILG, Inc.	2,367	42,772
Marcus Corp. (The)	420	12,600
Marriott Vacations Worldwide Corp.	541	42,003
Monarch Casino & Resort, Inc.*	243	6,046
Papa John’s International, Inc.	593	52,398
Popeyes Louisiana Kitchen, Inc.*	474	28,383
Red Robin Gourmet Burgers, Inc.*	296	15,229
Ruby Tuesday, Inc.*	1,338	4,041
Ruth’s Hospitality Group, Inc.	677	11,509
Scientific Games Corp., Class A*	1,130	16,668
Sonic Corp.	1,058	27,614
		470,485
Household Durables - 1.2%
CalAtlantic Group, Inc.	1	33
Cavco Industries, Inc.*	188	17,775
Ethan Allen Interiors, Inc.	568	19,596
Installed Building Products, Inc.*	442	18,343
iRobot Corp.*	605	34,485
La-Z-Boy, Inc.	1,094	29,265
LGI Homes, Inc.*	374	12,211
M/I Homes, Inc.*	549	12,825
MDC Holdings, Inc.	873	23,466

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Meritage Homes Corp.*	837	30,174
TopBuild Corp.*	856	31,064
Universal Electronics, Inc.*	322	21,687
WCI Communities, Inc.*	487	11,323
		262,247
Household Products - 0.3%
Central Garden & Pet Co.*	223	6,440
Central Garden & Pet Co., Class A*	746	20,418
WD-40 Co.	317	34,205
		61,063
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	805	20,165

Insurance - 2.1%
American Equity Investment Life Holding Co.*	1,959	40,610
AMERISAFE, Inc.	427	27,136
eHealth, Inc.*	369	3,749
Employers Holdings, Inc.	722	25,523
HCI Group, Inc.	192	6,209
Horace Mann Educators Corp.	894	35,894
Infinity Property & Casualty Corp.	246	21,217
Maiden Holdings Ltd.	1,629	25,087
Navigators Group, Inc. (The)	246	25,928
ProAssurance Corp.	1,184	66,363
RLI Corp.	848	50,914
Safety Insurance Group, Inc.	317	22,301
Selective Insurance Group, Inc.	1,287	52,896
Stewart Information Services Corp.	520	24,669
United Fire Group, Inc.	480	21,792
United Insurance Holdings Corp.	395	5,364
Universal Insurance Holdings, Inc.	726	17,424
		473,076
Internet & Direct Marketing Retail - 0.2%
Blue Nile, Inc.	259	10,443
FTD Cos., Inc.*	384	8,778
Nutrisystem, Inc.	657	24,145
PetMed Express, Inc.	457	9,976
		53,342
Internet Software & Services - 1.0%
Blucora, Inc.*	850	12,027
DHI Group, Inc.*	1,115	6,802
Liquidity Services, Inc.*	534	4,913
LivePerson, Inc.*	1,183	9,464
LogMeIn, Inc.	563	56,779
NIC, Inc.	1,380	34,638
QuinStreet, Inc.*	804	2,565
Shutterstock, Inc.*	429	20,189
SPS Commerce, Inc.*	378	26,184
Stamps.com, Inc.*	357	37,913
XO Group, Inc.*	553	10,219
		221,693
IT Services - 1.3%
CACI International, Inc., Class A*	541	70,005
Cardtronics plc, Class A*	1,007	49,816
Ciber, Inc.*	1,645	1,365
CSG Systems International, Inc.	720	32,040
ExlService Holdings, Inc.*	746	35,480
Forrester Research, Inc.	221	9,039
ManTech International Corp., Class A	557	23,957
Perficient, Inc.*	804	14,472
Sykes Enterprises, Inc.*	881	24,827
TeleTech Holdings, Inc.	358	10,292
Virtusa Corp.*	612	13,599
		284,892
Leisure Products - 0.3%
Arctic Cat, Inc.*	290	4,420
Callaway Golf Co.	2,093	25,430
Nautilus, Inc.*	692	11,902
Sturm Ruger & Co., Inc.	422	21,691
		63,443
Life Sciences Tools & Services - 0.3%
Albany Molecular Research, Inc.*	496	8,357
Cambrex Corp.*	716	35,872
Luminex Corp.*	882	17,931
		62,160
Machinery - 3.5%
Actuant Corp., Class A	1,312	34,046
Alamo Group, Inc.	210	15,345
Albany International Corp., Class A	643	30,028
Astec Industries, Inc.	426	28,244
Barnes Group, Inc.	1,115	51,513
Briggs & Stratton Corp.	960	19,891
Chart Industries, Inc.*	681	24,210
CIRCOR International, Inc.	366	23,194
EnPro Industries, Inc.	479	29,123
ESCO Technologies, Inc.	572	31,975
Federal Signal Corp.	1,334	21,077
Franklin Electric Co., Inc.	854	33,349
Greenbrier Cos., Inc. (The)	628	24,366
Harsco Corp.	1,784	24,976
Hillenbrand, Inc.	1,405	49,175
John Bean Technologies Corp.	649	58,540
Lindsay Corp.	237	19,974
Lydall, Inc.*	382	22,805
Mueller Industries, Inc.	1,273	48,361
Proto Labs, Inc.*	541	28,186
SPX Corp.*	929	22,696
SPX FLOW, Inc.*	930	29,146
Standex International Corp.	284	25,020
Tennant Co.	391	29,364
Titan International, Inc.	974	11,260
Wabash National Corp.*	1,423	19,623
Watts Water Technologies, Inc., Class A	620	42,346
		797,833
Marine - 0.2%
Matson, Inc.	956	35,955

Media - 0.4%
EW Scripps Co. (The), Class A*	1,275	21,828
Gannett Co., Inc.	2,594	24,747
Scholastic Corp.	596	26,278
World Wrestling Entertainment, Inc., Class A	821	15,418
		88,271
Metals & Mining - 0.9%
AK Steel Holding Corp.*	6,748	61,609
Century Aluminum Co.*	1,105	10,188
Haynes International, Inc.	278	12,112
Kaiser Aluminum Corp.	400	32,956
Materion Corp.	444	17,027
Olympic Steel, Inc.	202	4,939
Stillwater Mining Co.*	2,695	40,506
SunCoke Energy, Inc.*	1,428	16,308
TimkenSteel Corp.*	866	13,683
		209,328
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Capstead Mortgage Corp.	2,136	22,086

Multiline Retail - 0.2%
Fred’s, Inc., Class A	780	7,792
Ollie’s Bargain Outlet Holdings, Inc.*	1,055	31,703
Tuesday Morning Corp.*	992	4,613
		44,108
Multi-Utilities - 0.3%
Avista Corp.	1,418	57,386

Oil, Gas & Consumable Fuels - 1.1%
Bill Barrett Corp.*	1,340	10,479
Carrizo Oil & Gas, Inc.*	1,355	57,371
Cloud Peak Energy, Inc.*	1,365	7,835

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Contango Oil & Gas Co.*	494	4,885
Green Plains, Inc.	792	21,463
Northern Oil and Gas, Inc.*	992	2,232
PDC Energy, Inc.*	1,252	93,211
REX American Resources Corp.*	126	12,308
Synergy Resources Corp.*	4,463	42,354
		252,138
Paper & Forest Products - 0.8%
Boise Cascade Co.*	862	19,654
Clearwater Paper Corp.*	378	23,511
Deltic Timber Corp.	235	16,382
KapStone Paper and Packaging Corp.	1,956	39,961
Neenah Paper, Inc.	373	31,668
PH Glatfelter Co.	969	22,258
Schweitzer-Mauduit International, Inc.	680	28,587
		182,021
Personal Products - 0.1%
Inter Parfums, Inc.	380	13,091
Medifast, Inc.	248	9,692
		22,783
Pharmaceuticals - 1.1%
Amphastar Pharmaceuticals, Inc.*	783	15,872
ANI Pharmaceuticals, Inc.*	177	10,431
Depomed, Inc.*	1,366	26,091
Impax Laboratories, Inc.*	1,644	23,756
Innoviva, Inc.*	1,757	18,167
Lannett Co., Inc.*	649	14,862
Medicines Co. (The)*	1,548	54,335
Nektar Therapeutics*	3,333	40,946
Phibro Animal Health Corp., Class A	412	11,309
SciClone Pharmaceuticals, Inc.*	1,112	11,064
Supernus Pharmaceuticals, Inc.*	1,102	23,748
		250,581
Professional Services - 1.2%
CDI Corp.*	306	2,203
Exponent, Inc.	578	35,056
Heidrick & Struggles International, Inc.	414	8,777
Insperity, Inc.	424	30,697
Kelly Services, Inc., Class A	648	13,051
Korn/Ferry International	1,275	32,359
Navigant Consulting, Inc.*	1,055	26,058
On Assignment, Inc.*	1,092	45,089
Resources Connection, Inc.	660	10,626
TrueBlue, Inc.*	945	19,798
WageWorks, Inc.*	815	60,188
		283,902
Real Estate Management & Development - 0.2%
Forestar Group, Inc.*	591	7,919
HFF, Inc., Class A	780	22,620
RE/MAX Holdings, Inc., Class A	393	19,257
		49,796
Road & Rail - 0.6%
ArcBest Corp.	533	16,230
Celadon Group, Inc.	615	4,951
Heartland Express, Inc.	964	20,736
Knight Transportation, Inc.	1,478	51,730
Marten Transport Ltd.	513	12,491
Roadrunner Transportation Systems, Inc.*	674	6,760
Saia, Inc.*	561	23,422
		136,320
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc.*	883	48,750
Brooks Automation, Inc.	1,528	24,906
Cabot Microelectronics Corp.	537	31,994
CEVA, Inc.*	467	14,851
Cohu, Inc.	552	6,872
Diodes, Inc.*	858	20,892
DSP Group, Inc.*	487	5,698
Exar Corp.*	927	9,261
Kopin Corp.*	1,352	3,461
Kulicke & Soffa Industries, Inc.*	1,567	24,179
MKS Instruments, Inc.	1,192	68,600
Nanometrics, Inc.*	552	13,198
Power Integrations, Inc.	643	43,274
Rambus, Inc.*	2,446	32,165
Rudolph Technologies, Inc.*	689	13,504
Semtech Corp.*	1,459	40,998
Tessera Technologies, Inc.	1,081	42,808
Ultratech, Inc.*	524	12,010
Veeco Instruments, Inc.*	904	24,092
		481,513
Software - 2.1%
8x8, Inc.*	1,996	27,245
Blackbaud, Inc.	1,058	66,421
Bottomline Technologies de, Inc.*	828	20,750
Ebix, Inc.	499	29,740
Interactive Intelligence Group, Inc.*	396	23,938
MicroStrategy, Inc., Class A*	209	40,552
Monotype Imaging Holdings, Inc.	908	17,797
Progress Software Corp.	1,079	31,906
Qualys, Inc.*	638	21,182
Synchronoss Technologies, Inc.*	934	45,280
Take-Two Interactive Software, Inc.*	1,914	94,226
Tangoe, Inc.*	518	4,103
TiVo Corp.*	2,711	54,898
VASCO Data Security International, Inc.*	671	9,730
		487,768
Specialty Retail - 2.9%
Abercrombie & Fitch Co., Class A	1,506	21,641
Asbury Automotive Group, Inc.*	439	25,791
Ascena Retail Group, Inc.*	3,713	22,427
Barnes & Noble Education, Inc.*	855	9,721
Barnes & Noble, Inc.	1,244	15,674
Big 5 Sporting Goods Corp.	397	7,682
Buckle, Inc. (The)	621	15,711
Caleres, Inc.	966	31,627
Cato Corp. (The), Class A	579	17,138
Children’s Place, Inc. (The)	409	42,475
Express, Inc.*	1,745	23,313
Finish Line, Inc. (The), Class A	922	20,690
Five Below, Inc.*	1,221	48,059
Francesca’s Holdings Corp.*	844	13,487
Genesco, Inc.*	462	29,198
Group 1 Automotive, Inc.	442	32,085
Guess?, Inc.	1,371	21,004
Haverty Furniture Cos., Inc.	425	9,180
Hibbett Sports, Inc.*	498	20,044
Kirkland’s, Inc.*	325	4,774
Lithia Motors, Inc., Class A	521	47,880
Lumber Liquidators Holdings, Inc.*	604	10,661
MarineMax, Inc.*	541	10,171
Monro Muffler Brake, Inc.	719	42,996
Rent-A-Center, Inc.	1,182	13,652
Select Comfort Corp.*	1,022	23,118
Shoe Carnival, Inc.	315	8,225
Sonic Automotive, Inc., Class A	595	12,584
Stage Stores, Inc.	560	2,436
Stein Mart, Inc.	689	3,431
Tailored Brands, Inc.	1,083	20,317
Tile Shop Holdings, Inc.*	734	14,717
Vitamin Shoppe, Inc.*	534	13,270
Zumiez, Inc.*	392	9,722
		664,901
Technology Hardware, Storage & Peripherals - 0.4%
Cray, Inc.*	906	17,486
Electronics For Imaging, Inc.*	1,040	45,261
Super Micro Computer, Inc.*	845	23,110
		85,857

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc.*	1,636	11,452
G-III Apparel Group Ltd.*	917	24,906
Iconix Brand Group, Inc.*	1,249	11,204
Movado Group, Inc.	341	9,633
Oxford Industries, Inc.	332	24,123
Perry Ellis International, Inc.*	269	6,865
Steven Madden Ltd.*	1,227	45,460
Unifi, Inc.*	336	10,456
Vera Bradley, Inc.*	435	6,273
Wolverine World Wide, Inc.	2,213	49,859
		200,231
Thrifts & Mortgage Finance - 1.1%
Astoria Financial Corp.	2,030	33,190
Bank Mutual Corp.	934	8,359
BofI Holding, Inc.*	1,281	30,270
Dime Community Bancshares, Inc.	698	13,053
LendingTree, Inc.*	160	16,768
Northfield Bancorp, Inc.	1,001	18,549
Northwest Bancshares, Inc.	2,282	41,464
Oritani Financial Corp.	846	14,932
Provident Financial Services, Inc.	1,333	35,911
TrustCo Bank Corp.	2,128	17,343
Walker & Dunlop, Inc.*	617	18,134
		247,973
Tobacco - 0.1%
Universal Corp.	507	27,910

Trading Companies & Distributors - 0.4%
Applied Industrial Technologies, Inc.	869	52,009
DXP Enterprises, Inc.*	330	11,118
Kaman Corp.	603	29,378
Veritiv Corp.*	209	9,792
		102,297
Water Utilities - 0.3%
American States Water Co.	814	34,514
California Water Service Group	1,068	36,899
		71,413
Wireless Telecommunication Services - 0.0%(b)
Spok Holdings, Inc.	457	8,317

TOTAL COMMON STOCKS (Cost $16,463,766)		15,683,751

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 2.6%

REPURCHASE AGREEMENT(c) - 2.6%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $600,829 (Cost $600,825)	600,825	600,825

Total Investments - 71.6% (Cost $17,064,591)		16,284,576
Other Assets Less Liabilities - 28.4%		6,469,388
Net assets - 100.0%		22,753,964

See accompanying notes to the financial statements.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,055,973.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,138,401
Aggregate gross unrealized depreciation	(2,005,158)
Net unrealized depreciation	$(866,757)
Federal income tax cost of investments	$17,151,333

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra SmallCap600 had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$5,481,028	1/8/2018	Bank of America NA	0.59%	S&P SmallCap 600®	$817,474	$(817,474)	$—	$—
829,349	1/8/2018	Citibank NA	0.46%	S&P SmallCap 600®	1,457,296	(1,457,296)	—	—
2,839,576	1/8/2018	Credit Suisse International	0.34%	S&P SmallCap 600®	548,746	—	(510,000)	38,746
1,297,320	11/6/2017	Morgan Stanley & Co. International plc	0.69%	S&P SmallCap 600®	1,239,062	(1,236,946)	—	2,116
19,375,119	1/8/2018	Societe Generale	0.94%	S&P SmallCap 600®	2,132,835	—	(2,132,835)	—
$29,822,392					$6,195,413

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

UltraPro S&P500®

Schedule of Portfolio Investments

November 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 27.8%

Aerospace & Defense - 0.6%
Arconic, Inc.	4,586	88,418
Boeing Co. (The)	6,070	913,899
General Dynamics Corp.	3,003	526,576
L-3 Communications Holdings, Inc.	808	127,478
Lockheed Martin Corp.	2,641	700,525
Northrop Grumman Corp.	1,868	466,346
Raytheon Co.	3,087	461,630
Rockwell Collins, Inc.	1,361	126,192
Textron, Inc.	2,820	129,805
TransDigm Group, Inc.	523	131,498
United Technologies Corp.	8,144	877,272
		4,549,639
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	1,492	111,676
Expeditors International of Washington, Inc.	1,894	99,890
FedEx Corp.	2,557	490,100
United Parcel Service, Inc., Class B	7,233	838,449
		1,540,115
Airlines - 0.2%
Alaska Air Group, Inc.	1,288	105,964
American Airlines Group, Inc.	5,545	257,510
Delta Air Lines, Inc.	7,836	377,538
Southwest Airlines Co.	6,490	302,499
United Continental Holdings, Inc.*	3,070	211,676
		1,255,187
Auto Components - 0.0%(b)
BorgWarner, Inc.	2,107	75,009
Delphi Automotive plc	2,854	182,656
Goodyear Tire & Rubber Co. (The)	2,747	84,306
		341,971
Automobiles - 0.2%
Ford Motor Co.	40,832	488,351
General Motors Co.	14,872	513,530
Harley-Davidson, Inc.	1,870	113,864
		1,115,745
Banks - 1.8%
Bank of America Corp.	106,774	2,255,067
BB&T Corp.	8,522	385,621
Citigroup, Inc.	30,400	1,714,256
Citizens Financial Group, Inc.	5,436	182,160
Comerica, Inc.	1,819	115,961
Fifth Third Bancorp	8,018	208,628
Huntington Bancshares, Inc.	11,358	141,521
JPMorgan Chase & Co.	37,793	3,029,865
KeyCorp	11,324	196,018
M&T Bank Corp.	1,640	236,062
People’s United Financial, Inc.	3,253	60,896
PNC Financial Services Group, Inc. (The)	5,141	568,286
Regions Financial Corp.	13,133	177,821
SunTrust Banks, Inc.	5,246	272,530
US Bancorp	16,833	835,253
Wells Fargo & Co.	47,513	2,514,388
Zions Bancorp	2,147	85,429
		12,979,762
Beverages - 0.6%
Brown-Forman Corp., Class B	1,908	86,528
Coca-Cola Co. (The)	40,643	1,639,945
Constellation Brands, Inc., Class A	1,853	280,062
Dr Pepper Snapple Group, Inc.	1,940	168,276
Molson Coors Brewing Co., Class B	1,929	189,100
Monster Beverage Corp.*	4,243	189,874
PepsiCo, Inc.	15,059	1,507,406
		4,061,191
Biotechnology - 0.8%
AbbVie, Inc.	17,040	1,036,032
Alexion Pharmaceuticals, Inc.*	2,347	287,719
Amgen, Inc.	7,831	1,128,212
Biogen, Inc.*	2,294	674,596
Celgene Corp.*	8,109	960,998
Gilead Sciences, Inc.	13,807	1,017,576
Regeneron Pharmaceuticals, Inc.*	789	299,220
Vertex Pharmaceuticals, Inc.*	2,593	211,615
		5,615,968
Building Products - 0.0%(b)
Allegion plc	1,004	67,178
Fortune Brands Home & Security, Inc.	1,610	88,791
Masco Corp.	3,455	109,351
		265,320
Capital Markets - 0.8%
Affiliated Managers Group, Inc.*	564	83,528
Ameriprise Financial, Inc.	1,689	192,901
Bank of New York Mellon Corp. (The)	11,172	529,776
BlackRock, Inc.	1,276	473,128
Charles Schwab Corp. (The)	12,598	487,039
CME Group, Inc.	3,546	400,379
E*TRADE Financial Corp.*	2,864	98,837
Franklin Resources, Inc.	3,678	144,398
Goldman Sachs Group, Inc. (The)	3,945	865,099
Intercontinental Exchange, Inc.	6,233	345,308
Invesco Ltd.	4,290	134,320
Legg Mason, Inc.	965	30,784
Moody’s Corp.	1,750	175,875
Morgan Stanley	15,402	637,027
Nasdaq, Inc.	1,194	76,523
Northern Trust Corp.	2,227	182,948
S&P Global, Inc.	2,763	328,769
State Street Corp.	3,836	302,277
T Rowe Price Group, Inc.	2,602	192,704
		5,681,620
Chemicals - 0.6%
Air Products & Chemicals, Inc.	2,265	327,202
Albemarle Corp.	1,176	103,229
CF Industries Holdings, Inc.	2,440	70,614
Dow Chemical Co. (The)	11,791	656,995
Eastman Chemical Co.	1,545	116,060
Ecolab, Inc.	2,747	320,657
EI du Pont de Nemours & Co.	9,147	673,311
FMC Corp.	1,400	78,568
International Flavors & Fragrances, Inc.	832	100,714
LyondellBasell Industries NV, Class A	3,568	322,262
Monsanto Co.	4,578	470,206
Mosaic Co. (The)	3,663	104,029
PPG Industries, Inc.	2,785	267,165
Praxair, Inc.	2,984	358,975
Sherwin-Williams Co. (The)	839	225,414
		4,195,401
Commercial Services & Supplies - 0.2%
Cintas Corp.	893	102,338
Johnson Controls International plc	9,877	444,267
Pitney Bowes, Inc.	1,942	27,868
Republic Services, Inc.	2,440	135,396
Stericycle, Inc.*	889	64,870
Waste Management, Inc.	4,257	295,947
		1,070,686

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Communications Equipment - 0.3%
Cisco Systems, Inc.	52,627	1,569,337
F5 Networks, Inc.*	694	97,681
Harris Corp.	1,299	134,524
Juniper Networks, Inc.	4,006	110,325
Motorola Solutions, Inc.	1,744	139,956
		2,051,823
Construction & Engineering - 0.0%(b)
Fluor Corp.	1,456	77,911
Jacobs Engineering Group, Inc.*	1,271	78,815
Quanta Services, Inc.*	1,581	53,311
		210,037
Construction Materials - 0.0%(b)
Martin Marietta Materials, Inc.	664	145,715
Vulcan Materials Co.	1,393	175,030
		320,745
Consumer Finance - 0.2%
American Express Co.	8,119	584,893
Capital One Financial Corp.	5,295	444,992
Discover Financial Services	4,222	286,125
Navient Corp.	3,318	57,169
Synchrony Financial	8,290	286,502
		1,659,681
Containers & Packaging - 0.1%
Avery Dennison Corp.	930	67,016
Ball Corp.	1,824	136,910
International Paper Co.	4,303	209,642
Owens-Illinois, Inc.*	1,695	31,137
Sealed Air Corp.	2,058	93,845
WestRock Co.	2,631	134,707
		673,257
Distributors - 0.0%(b)
Genuine Parts Co.	1,558	149,926
LKQ Corp.*	3,214	105,516
		255,442
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	2,293	50,813

Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc., Class B*	19,866	3,127,703
Leucadia National Corp.	3,394	74,736
		3,202,439
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	64,370	2,486,613
CenturyLink, Inc.	5,712	134,347
Frontier Communications Corp.	12,274	44,800
Level 3 Communications, Inc.*	3,046	167,743
Verizon Communications, Inc.	42,650	2,128,235
		4,961,738
Electric Utilities - 0.5%
Alliant Energy Corp.	2,378	85,418
American Electric Power Co., Inc.	5,144	303,753
Duke Energy Corp.	7,209	531,808
Edison International	3,409	234,437
Entergy Corp.	1,874	128,800
Eversource Energy	3,319	171,327
Exelon Corp.	9,656	313,917
FirstEnergy Corp.	4,450	139,240
NextEra Energy, Inc.	4,886	558,128
PG&E Corp.	5,216	306,701
Pinnacle West Capital Corp.	1,164	86,054
PPL Corp.	7,094	237,365
Southern Co. (The)	10,241	479,484
Xcel Energy, Inc.	5,315	207,338
		3,783,770
Electrical Equipment - 0.2%
Acuity Brands, Inc.	460	115,649
AMETEK, Inc.	2,431	115,108
Eaton Corp. plc	4,758	316,454
Emerson Electric Co.	6,733	380,010
Rockwell Automation, Inc.	1,353	180,910
		1,108,131
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., Class A	3,231	220,548
Corning, Inc.	9,953	239,171
FLIR Systems, Inc.	1,436	51,567
TE Connectivity Ltd.	3,721	251,688
		762,974
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	4,476	287,941
FMC Technologies, Inc.*	2,361	80,888
Halliburton Co.	9,011	478,394
Helmerich & Payne, Inc.	1,131	85,560
National Oilwell Varco, Inc.	3,951	147,609
Schlumberger Ltd.	14,551	1,223,012
Transocean Ltd.*	4,059	52,361
		2,355,765
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	4,453	455,408
Apartment Investment & Management Co., Class A	1,639	69,002
AvalonBay Communities, Inc.	1,436	236,208
Boston Properties, Inc.	1,608	199,199
Crown Castle International Corp.	3,774	314,978
Digital Realty Trust, Inc.	1,662	153,452
Equinix, Inc.	744	252,037
Equity Residential	3,826	229,598
Essex Property Trust, Inc.	685	147,905
Extra Space Storage, Inc.	1,317	92,401
Federal Realty Investment Trust	741	104,051
General Growth Properties, Inc.	6,109	154,802
HCP, Inc.	4,891	144,431
Host Hotels & Resorts, Inc.	7,769	138,599
Iron Mountain, Inc.	2,562	84,546
Kimco Realty Corp.	4,396	112,274
Macerich Co. (The)	1,263	85,745
Prologis, Inc.	5,514	280,663
Public Storage	1,560	326,508
Realty Income Corp.	2,706	150,021
Simon Property Group, Inc.	3,288	590,689
SL Green Realty Corp.	1,049	110,523
UDR, Inc.	2,794	95,108
Ventas, Inc.	3,677	222,164
Vornado Realty Trust	1,798	175,755
Welltower, Inc.	3,745	235,111
Weyerhaeuser Co.	7,834	241,522
		5,402,700
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	4,582	687,804
CVS Health Corp.	11,155	857,708
Kroger Co. (The)	9,930	320,739
Sysco Corp.	5,344	284,568
Walgreens Boots Alliance, Inc.	8,946	757,995
Wal-Mart Stores, Inc.	15,858	1,116,879
Whole Foods Market, Inc.	3,336	101,381
		4,127,074
Food Products - 0.4%
Archer-Daniels-Midland Co.	6,088	263,184
Campbell Soup Co.	2,035	115,771
Conagra Brands, Inc.	4,361	160,005
General Mills, Inc.	6,247	380,692
Hershey Co. (The)	1,469	141,964
Hormel Foods Corp.	2,827	96,796
JM Smucker Co. (The)	1,218	153,407
Kellogg Co.	2,637	189,864
Kraft Heinz Co. (The)	6,235	509,088

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
McCormick & Co., Inc. (Non-Voting)	1,203	109,714
Mead Johnson Nutrition Co.	1,933	139,350
Mondelez International, Inc., Class A	16,276	671,222
Tyson Foods, Inc., Class A	3,113	176,850
		3,107,907
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	15,381	585,555
Baxter International, Inc.	5,122	227,263
Becton Dickinson and Co.	2,227	376,586
Boston Scientific Corp.*	14,238	291,309
Cooper Cos., Inc. (The)	510	83,890
CR Bard, Inc.	769	161,913
Danaher Corp.	6,358	497,005
DENTSPLY SIRONA, Inc.	2,439	141,901
Edwards Lifesciences Corp.*	2,226	184,424
Hologic, Inc.*	2,903	111,127
Intuitive Surgical, Inc.*	403	259,427
Medtronic plc	14,459	1,055,652
St Jude Medical, Inc.	2,981	236,095
Stryker Corp.	3,250	369,395
Varian Medical Systems, Inc.*	977	87,764
Zimmer Biomet Holdings, Inc.	2,093	213,193
		4,882,499
Health Care Providers & Services - 0.7%
Aetna, Inc.	3,671	480,314
AmerisourceBergen Corp.	1,750	136,482
Anthem, Inc.	2,754	392,528
Cardinal Health, Inc.	3,333	236,676
Centene Corp.*	1,787	102,985
Cigna Corp.	2,684	361,642
DaVita, Inc.*	1,732	109,722
Express Scripts Holding Co.*	6,595	500,429
HCA Holdings, Inc.*	3,090	219,050
Henry Schein, Inc.*	856	127,510
Humana, Inc.	1,559	331,506
Laboratory Corp. of America Holdings*	1,070	134,659
McKesson Corp.	2,361	339,535
Patterson Cos., Inc.	872	33,781
Quest Diagnostics, Inc.	1,454	127,167
UnitedHealth Group, Inc.	9,965	1,577,659
Universal Health Services, Inc., Class B	942	115,885
		5,327,530
Health Care Technology - 0.0%(b)
Cerner Corp.*	3,144	156,508

Hotels, Restaurants & Leisure - 0.5%
Carnival Corp.	4,529	232,836
Chipotle Mexican Grill, Inc.*	305	120,881
Darden Restaurants, Inc.	1,321	96,829
Marriott International, Inc., Class A	3,346	263,598
McDonald’s Corp.	8,929	1,064,962
Royal Caribbean Cruises Ltd.	1,756	142,183
Starbucks Corp.	15,345	889,550
Wyndham Worldwide Corp.	1,149	82,716
Wynn Resorts Ltd.	831	84,754
Yum! Brands, Inc.	3,647	231,183
		3,209,492
Household Durables - 0.1%
DR Horton, Inc.	3,545	98,267
Garmin Ltd.	1,206	62,905
Harman International Industries, Inc.	730	79,840
Leggett & Platt, Inc.	1,398	67,188
Lennar Corp., Class A	1,964	83,549
Mohawk Industries, Inc.*	660	130,310
Newell Brands, Inc.	5,044	237,119
PulteGroup, Inc.	3,236	61,031
Whirlpool Corp.	789	128,165
		948,374
Household Products - 0.5%
Church & Dwight Co., Inc.	2,696	118,058
Clorox Co. (The)	1,354	156,468
Colgate-Palmolive Co.	9,328	608,465
Kimberly-Clark Corp.	3,762	434,925
Procter & Gamble Co. (The)	27,924	2,302,613
		3,620,529
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp.	6,896	78,959
NRG Energy, Inc.	3,298	37,399
		116,358
Industrial Conglomerates - 0.7%
3M Co.	6,323	1,085,912
General Electric Co.	93,763	2,884,150
Honeywell International, Inc.	7,961	907,076
Roper Technologies, Inc.	1,061	192,158
		5,069,296
Insurance - 0.8%
Aflac, Inc.	4,287	306,006
Allstate Corp. (The)	3,887	271,779
American International Group, Inc.	10,643	674,021
Aon plc	2,779	317,084
Arthur J. Gallagher & Co.	1,852	93,248
Assurant, Inc.	597	51,545
Chubb Ltd.	4,867	622,976
Cincinnati Financial Corp.	1,568	120,328
Hartford Financial Services Group, Inc. (The)	4,039	190,318
Lincoln National Corp.	2,435	156,084
Loews Corp.	2,891	129,083
Marsh & McLennan Cos., Inc.	5,423	375,868
MetLife, Inc.	11,497	632,450
Principal Financial Group, Inc.	2,799	161,474
Progressive Corp. (The)	6,089	202,764
Prudential Financial, Inc.	4,572	459,943
Torchmark Corp.	1,166	81,725
Travelers Cos., Inc. (The)	3,016	341,864
Unum Group	2,456	103,815
Willis Towers Watson plc	1,357	168,770
XL Group Ltd.	2,877	103,946
		5,565,091
Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc.*	4,116	3,089,346
Expedia, Inc.	1,261	156,427
Netflix, Inc.*	4,485	524,745
Priceline Group, Inc. (The)*	519	780,410
TripAdvisor, Inc.*	1,195	57,695
		4,608,623
Internet Software & Services - 1.2%
Akamai Technologies, Inc.*	1,829	121,994
Alphabet, Inc., Class A*	3,085	2,393,590
Alphabet, Inc., Class C*	3,091	2,343,102
eBay, Inc.*	10,985	305,493
Facebook, Inc., Class A*	24,306	2,878,317
VeriSign, Inc.*	972	76,642
Yahoo!, Inc.*	9,162	375,825
		8,494,963
IT Services - 1.0%
Accenture plc, Class A	6,514	777,967
Alliance Data Systems Corp.	613	140,242
Automatic Data Processing, Inc.	4,773	458,304
Cognizant Technology Solutions Corp., Class A*	6,351	349,813
CSRA, Inc.	1,524	48,783
Fidelity National Information Services, Inc.	3,430	264,762

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Fiserv, Inc.*	2,300	240,626
Global Payments, Inc.	1,607	110,160
International Business Machines Corp.	9,101	1,476,364
Mastercard, Inc., Class A	10,034	1,025,475
Paychex, Inc.	3,356	197,836
PayPal Holdings, Inc.*	11,744	461,304
Teradata Corp.*	1,365	36,650
Total System Services, Inc.	1,732	85,249
Visa, Inc., Class A	19,738	1,526,142
Western Union Co. (The)	5,103	107,316
Xerox Corp.	8,907	83,281
		7,390,274
Leisure Products - 0.0%(b)
Hasbro, Inc.	1,180	100,760
Mattel, Inc.	3,564	112,516
		213,276
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	3,405	149,752
Illumina, Inc.*	1,534	204,237
Mettler-Toledo International, Inc.*	276	113,717
PerkinElmer, Inc.	1,144	58,024
Thermo Fisher Scientific, Inc.	4,125	577,954
Waters Corp.*	842	113,308
		1,216,992
Machinery - 0.4%
Caterpillar, Inc.	6,112	584,063
Cummins, Inc.	1,624	230,251
Deere & Co.	3,027	303,305
Dover Corp.	1,625	117,991
Flowserve Corp.	1,365	64,769
Fortive Corp.	3,145	172,943
Illinois Tool Works, Inc.	3,343	418,477
Ingersoll-Rand plc	2,700	201,258
PACCAR, Inc.	3,668	227,966
Parker-Hannifin Corp.	1,401	194,641
Pentair plc	1,743	100,153
Snap-on, Inc.	608	101,658
Stanley Black & Decker, Inc.	1,575	186,842
Xylem, Inc.	1,876	96,764
		3,001,081
Media - 0.9%
CBS Corp. (Non-Voting), Class B	4,257	258,485
Charter Communications, Inc., Class A*	2,267	624,128
Comcast Corp., Class A	25,136	1,747,203
Discovery Communications, Inc., Class A*	1,579	42,775
Discovery Communications, Inc., Class C*	2,347	62,055
Interpublic Group of Cos., Inc. (The)	4,193	100,925
News Corp., Class A	3,983	46,043
News Corp., Class B	1,253	14,973
Omnicom Group, Inc.	2,474	215,090
Scripps Networks Interactive, Inc., Class A	995	68,914
TEGNA, Inc.	2,243	50,310
Time Warner, Inc.	8,139	747,323
Twenty-First Century Fox, Inc., Class A	11,133	312,949
Twenty-First Century Fox, Inc., Class B	5,096	142,994
Viacom, Inc., Class B	3,633	136,165
Walt Disney Co. (The)	15,471	1,533,486
		6,103,818
Metals & Mining - 0.1%
Alcoa Corp.	1	29
Freeport-McMoRan, Inc.*	12,786	196,265
Newmont Mining Corp.	5,551	180,074
Nucor Corp.	3,331	207,155
		583,523
Multiline Retail - 0.2%
Dollar General Corp.	2,713	209,769
Dollar Tree, Inc.*	2,467	217,494
Kohl’s Corp.	1,880	101,200
Macy’s, Inc.	3,227	136,180
Nordstrom, Inc.	1,216	67,999
Target Corp.	6,015	464,599
		1,197,241
Multi-Utilities - 0.3%
Ameren Corp.	2,538	124,667
CenterPoint Energy, Inc.	4,507	107,537
CMS Energy Corp.	2,920	117,442
Consolidated Edison, Inc.	3,185	222,217
Dominion Resources, Inc.	6,548	479,903
DTE Energy Co.	1,878	174,823
NiSource, Inc.	3,371	73,960
Public Service Enterprise Group, Inc.	5,293	218,654
SCANA Corp.	1,495	105,442
Sempra Energy	2,614	260,877
WEC Energy Group, Inc.	3,302	184,945
		2,070,467
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	5,709	394,777
Apache Corp.	3,970	261,821
Cabot Oil & Gas Corp.	4,867	107,658
Chesapeake Energy Corp.*	7,798	54,586
Chevron Corp.	19,739	2,202,083
Cimarex Energy Co.	993	136,915
Concho Resources, Inc.*	1,487	212,671
ConocoPhillips	12,959	628,771
Devon Energy Corp.	5,478	264,752
EOG Resources, Inc.	5,761	590,618
EQT Corp.	1,807	126,635
Exxon Mobil Corp.	43,387	3,787,685
Hess Corp.	2,817	157,639
Kinder Morgan, Inc.	20,088	445,954
Marathon Oil Corp.	8,865	160,102
Marathon Petroleum Corp.	5,532	260,115
Murphy Oil Corp.	1,693	57,410
Newfield Exploration Co.*	2,079	94,012
Noble Energy, Inc.	4,497	171,605
Occidental Petroleum Corp.	7,993	570,380
ONEOK, Inc.	2,202	120,956
Phillips 66	4,651	386,405
Pioneer Natural Resources Co.	1,776	339,287
Range Resources Corp.	1,966	69,164
Southwestern Energy Co.*	5,163	58,600
Spectra Energy Corp.	7,336	300,409
Tesoro Corp.	1,243	101,118
Valero Energy Corp.	4,827	297,150
Williams Cos., Inc. (The)	7,146	219,382
		12,578,660
Personal Products - 0.0%(b)
Coty, Inc., Class A	4,935	92,334
Estee Lauder Cos., Inc. (The), Class A	2,312	179,642
		271,976
Pharmaceuticals - 1.4%
Allergan plc*	3,929	763,405
Bristol-Myers Squibb Co.	17,483	986,740
Eli Lilly & Co.	10,164	682,208
Endo International plc*	2,074	33,205
Johnson & Johnson	28,625	3,185,962
Mallinckrodt plc*	1,127	59,393
Merck & Co., Inc.	28,932	1,770,349

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Mylan NV*	4,814	176,241
Perrigo Co. plc	1,499	129,424
Pfizer, Inc.	63,466	2,039,797
Zoetis, Inc.	5,180	260,968
		10,087,692
Professional Services - 0.1%
Dun & Bradstreet Corp. (The)	379	46,132
Equifax, Inc.	1,248	142,833
Nielsen Holdings plc	3,516	151,540
Robert Half International, Inc.	1,363	61,158
Verisk Analytics, Inc.*	1,644	136,583
		538,246
Real Estate Management & Development - 0.0%(b)
CBRE Group, Inc., Class A*	3,126	90,779

Road & Rail - 0.3%
CSX Corp.	9,898	354,447
JB Hunt Transport Services, Inc.	920	87,741
Kansas City Southern	1,130	100,242
Norfolk Southern Corp.	3,071	326,939
Ryder System, Inc.	560	43,848
Union Pacific Corp.	8,715	883,091
		1,796,308
Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc.	3,217	238,830
Applied Materials, Inc.	11,309	364,150
Broadcom Ltd.	4,139	705,658
First Solar, Inc.*	804	24,377
Intel Corp.	49,502	1,717,719
KLA-Tencor Corp.	1,632	130,299
Lam Research Corp.	1,677	177,795
Linear Technology Corp.	2,509	156,888
Microchip Technology, Inc.	2,253	149,104
Micron Technology, Inc.*	10,865	212,193
NVIDIA Corp.	5,598	516,136
Qorvo, Inc.*	1,338	71,463
QUALCOMM, Inc.	15,420	1,050,565
Skyworks Solutions, Inc.	1,961	150,703
Texas Instruments, Inc.	10,497	776,043
Xilinx, Inc.	2,653	143,209
		6,585,132
Software - 1.2%
Activision Blizzard, Inc.	7,137	261,286
Adobe Systems, Inc.*	5,214	536,051
Autodesk, Inc.*	2,043	148,342
CA, Inc.	3,288	105,085
Citrix Systems, Inc.*	1,630	141,370
Electronic Arts, Inc.*	3,146	249,289
Intuit, Inc.	2,564	291,476
Microsoft Corp.	81,534	4,913,239
Oracle Corp.	31,490	1,265,583
Red Hat, Inc.*	1,895	149,913
salesforce.com, Inc.*	6,736	484,992
Symantec Corp.	6,442	157,120
		8,703,746
Specialty Retail - 0.7%
Advance Auto Parts, Inc.	771	130,854
AutoNation, Inc.*	695	31,039
AutoZone, Inc.*	306	239,653
Bed Bath & Beyond, Inc.	1,615	72,368
Best Buy Co., Inc.	2,887	131,936
CarMax, Inc.*	2,003	115,753
Foot Locker, Inc.	1,417	101,556
Gap, Inc. (The)	2,294	57,281
Home Depot, Inc. (The)	12,928	1,672,883
L Brands, Inc.	2,514	176,533
Lowe’s Cos., Inc.	9,151	645,603
O’Reilly Automotive, Inc.*	993	272,579
Ross Stores, Inc.	4,150	280,498
Signet Jewelers Ltd.	790	72,119
Staples, Inc.	6,806	65,814
Tiffany & Co.	1,124	92,708
TJX Cos., Inc. (The)	6,871	538,274
Tractor Supply Co.	1,398	104,948
Ulta Salon Cosmetics & Fragrance, Inc.*	614	159,333
Urban Outfitters, Inc.*	931	29,420
		4,991,152
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	56,380	6,231,118
Hewlett Packard Enterprise Co.	17,387	413,811
HP, Inc.	17,901	275,675
NetApp, Inc.	2,916	106,609
Seagate Technology plc	3,125	125,313
Western Digital Corp.	2,975	189,388
		7,341,914
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	2,919	106,222
Hanesbrands, Inc.	3,952	91,805
Michael Kors Holdings Ltd.*	1,768	82,194
NIKE, Inc., Class B	14,108	706,388
PVH Corp.	839	88,884
Ralph Lauren Corp.	590	61,720
Under Armour, Inc., Class A*	1,918	59,074
Under Armour, Inc., Class C*	1,930	49,755
VF Corp.	3,472	189,259
		1,435,301
Tobacco - 0.5%
Altria Group, Inc.	20,443	1,306,921
Philip Morris International, Inc.	16,232	1,432,961
Reynolds American, Inc.	8,662	468,614
		3,208,496
Trading Companies & Distributors - 0.1%
Fastenal Co.	3,024	143,338
United Rentals, Inc.*	902	91,201
WW Grainger, Inc.	581	133,961
		368,500
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	1,860	134,794

TOTAL COMMON STOCKS (Cost $199,313,920)		198,615,532

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 13.7%

REPURCHASE AGREEMENT(c) - 13.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $97,396,487 (Cost $97,395,774)	97,395,774	97,395,774

Total Investments - 41.5% (Cost $296,709,694)		296,011,306
Other Assets Less Liabilities - 58.5%		417,308,771
Net assets - 100.0%		713,320,077

See accompanying notes to the financial statements.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $90,459,572.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,920,888
Aggregate gross unrealized depreciation	(13,124,860)
Net unrealized depreciation	$(8,203,972)
Federal income tax cost of investments	$304,215,278

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	454	12/16/2016	$49,894,600	$1,316,510

Cash collateral in the amount of $2,372,150 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

Swap Agreements(1)

UltraPro S&P500® had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$11,524,498	11/6/2017	Bank of America NA	0.54%	SPDR® S&P 500® ETF Trust	$1,070,507
576,014,990	1/8/2018	Bank of America NA	0.64%	S&P 500®	21,214,317
587,539,488					22,284,824	$(12,983,598)	$—	$9,301,226
455,317,643	11/6/2017	Citibank NA	0.61%	S&P 500®	17,547,178	(17,494,488)	(52,690)	—

54,828,207	1/8/2018	Credit Suisse International	0.84%	S&P 500®	3,858,057	—	(3,858,057)	—

71,737,661	11/6/2017	Deutsche Bank AG	0.66%	S&P 500®	81,810,664	—	(81,810,664)	—

8,644,616	11/6/2017	Goldman Sachs International	0.76%	SPDR® S&P 500® ETF Trust	507,495
25,679,966	11/6/2017	Goldman Sachs International	1.01%	S&P 500®	24,199,003
34,324,582					24,706,498	(24,706,498)	—	—
4,711,552	11/6/2017	Morgan Stanley & Co. International plc	0.84%	SPDR® S&P 500® ETF Trust	280,774
115,607,139	11/6/2017	Morgan Stanley & Co. International plc	0.74%	S&P 500®	81,989,298
120,318,691					82,270,072	(82,270,072)	—	—
225,914,893	11/6/2017	Societe Generale	0.59%	S&P 500®	55,003,404	—	(55,003,404)	—

341,509,468	11/6/2017	UBS AG	0.64%	S&P 500®	25,306,746	—	(25,306,746)	—

$1,891,490,633					$312,787,443

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

UltraPro MidCap400

Schedule of Portfolio Investments

November 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 51.4%

Aerospace & Defense - 1.1%
B/E Aerospace, Inc.	967	58,059
Curtiss-Wright Corp.	423	42,520
Esterline Technologies Corp.*	280	24,626
Huntington Ingalls Industries, Inc.	445	79,548
KLX, Inc.*	502	19,573
Orbital ATK, Inc.	557	47,529
Teledyne Technologies, Inc.*	330	41,207
Triumph Group, Inc.	471	13,094
		326,156
Airlines - 0.2%
JetBlue Airways Corp.*	3,080	61,877

Auto Components - 0.2%
Dana, Inc.	1,365	23,055
Gentex Corp.	2,730	50,478
		73,533
Automobiles - 0.2%
Thor Industries, Inc.	455	45,759

Banks - 3.5%
Associated Banc-Corp.	1,414	32,310
BancorpSouth, Inc.	819	23,382
Bank of Hawaii Corp.	408	34,015
Bank of the Ozarks, Inc.	865	41,970
Cathay General Bancorp	706	24,781
Chemical Financial Corp.	666	34,552
Commerce Bancshares, Inc.	830	45,465
Cullen/Frost Bankers, Inc.	526	43,295
East West Bancorp, Inc.	1,372	65,691
First Horizon National Corp.	2,208	42,129
FNB Corp.	2,000	30,560
Fulton Financial Corp.	1,647	29,234
Hancock Holding Co.	738	30,664
International Bancshares Corp.	552	21,487
MB Financial, Inc.	679	29,380
PacWest Bancorp	1,146	58,732
PrivateBancorp, Inc.	757	35,412
Prosperity Bancshares, Inc.	661	43,712
Signature Bank*	511	76,604
SVB Financial Group*	495	78,225
Synovus Financial Corp.	1,170	45,291
TCF Financial Corp.	1,628	28,246
Trustmark Corp.	644	21,709
Umpqua Holdings Corp.	2,096	37,246
Valley National Bancorp	2,422	27,465
Webster Financial Corp.	873	43,310
		1,024,867
Beverages - 0.0%(b)
Boston Beer Co., Inc. (The), Class A*	86	14,887

Biotechnology - 0.2%
United Therapeutics Corp.*	414	52,003

Building Products - 0.4%
AO Smith Corp.	1,411	68,617
Lennox International, Inc.	372	55,305
		123,922
Capital Markets - 1.8%
CBOE Holdings, Inc.	774	53,329
Eaton Vance Corp.	1,080	43,675
FactSet Research Systems, Inc.	387	61,986
Federated Investors, Inc., Class B	893	24,549
Janus Capital Group, Inc.	1,363	18,400
MarketAxess Holdings, Inc.	358	59,346
MSCI, Inc.	901	70,999
Raymond James Financial, Inc.	1,200	86,328
SEI Investments Co.	1,290	60,862
Stifel Financial Corp.*	630	31,405
Waddell & Reed Financial, Inc., Class A	788	15,390
WisdomTree Investments, Inc.	1,092	12,077
		538,346
Chemicals - 1.5%
Ashland Global Holdings, Inc.	591	66,606
Cabot Corp.	594	30,252
Minerals Technologies, Inc.	332	26,892
NewMarket Corp.	88	36,820
Olin Corp.	1,572	40,872
PolyOne Corp.	800	26,376
RPM International, Inc.	1,267	67,037
Scotts Miracle-Gro Co. (The), Class A	431	39,337
Sensient Technologies Corp.	426	33,266
Valspar Corp. (The)	694	70,851
		438,309
Commercial Services & Supplies - 0.7%
Clean Harbors, Inc.*	498	26,319
Copart, Inc.*	927	50,725
Deluxe Corp.	464	31,413
Herman Miller, Inc.	570	18,525
HNI Corp.	423	22,322
MSA Safety, Inc.	296	18,399
Rollins, Inc.	914	29,367
		197,070
Communications Equipment - 0.8%
ARRIS International plc*	1,815	52,072
Brocade Communications Systems, Inc.	3,816	47,090
Ciena Corp.*	1,315	28,207
InterDigital, Inc.	326	25,819
NetScout Systems, Inc.*	876	27,331
Plantronics, Inc.	316	16,375
ViaSat, Inc.*	488	34,785
		231,679
Construction & Engineering - 0.6%
AECOM*	1,463	53,180
Dycom Industries, Inc.*	299	21,896
EMCOR Group, Inc.	579	40,165
Granite Construction, Inc.	377	22,239
KBR, Inc.	1,356	22,659
Valmont Industries, Inc.	215	32,014
		192,153
Construction Materials - 0.2%
Eagle Materials, Inc.	459	44,615

Consumer Finance - 0.1%
SLM Corp.*	4,073	41,015

Containers & Packaging - 0.8%
AptarGroup, Inc.	599	43,835
Bemis Co., Inc.	901	45,113
Greif, Inc., Class A	245	12,585
Packaging Corp. of America	897	76,030
Silgan Holdings, Inc.	357	17,675
Sonoco Products Co.	954	51,640
		246,878
Distributors - 0.1%
Pool Corp.	400	40,244

Diversified Consumer Services - 0.4%
DeVry Education Group, Inc.	540	16,119
Graham Holdings Co., Class B	44	21,549

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Service Corp. International	1,843	49,743
Sotheby’s*	457	17,850
		105,261
Electric Utilities - 1.0%
Great Plains Energy, Inc.	1,974	52,094
Hawaiian Electric Industries, Inc.	1,030	31,724
IDACORP, Inc.	480	36,552
OGE Energy Corp.	1,901	60,166
PNM Resources, Inc.	758	23,953
Westar Energy, Inc.	1,349	76,839
		281,328
Electrical Equipment - 0.4%
EnerSys	413	32,867
Hubbell, Inc.	490	55,017
Regal Beloit Corp.	426	31,055
		118,939
Electronic Equipment, Instruments & Components - 2.2%
Arrow Electronics, Inc.*	869	59,327
Avnet, Inc.	1,212	55,619
Belden, Inc.	401	29,634
Cognex Corp.	810	48,365
Ingram Micro, Inc., Class A*	1,424	53,314
IPG Photonics Corp.*	354	33,956
Jabil Circuit, Inc.	1,819	38,472
Keysight Technologies, Inc.*	1,617	59,554
Knowles Corp.*	844	13,529
Littelfuse, Inc.	214	31,199
National Instruments Corp.	1,004	29,588
SYNNEX Corp.	276	32,267
Tech Data Corp.*	335	28,431
Trimble, Inc.*	2,372	66,867
VeriFone Systems, Inc.*	1,056	17,836
Vishay Intertechnology, Inc.	1,283	19,437
Zebra Technologies Corp., Class A*	502	39,683
		657,078
Energy Equipment & Services - 0.8%
Diamond Offshore Drilling, Inc.*	614	11,089
Dril-Quip, Inc.*	358	20,245
Ensco plc, Class A	2,869	27,714
Nabors Industries Ltd.	2,697	43,422
Noble Corp. plc	2,315	14,399
Oceaneering International, Inc.	933	24,864
Oil States International, Inc.*	489	17,531
Patterson-UTI Energy, Inc.	1,406	37,498
Rowan Cos. plc, Class A*	1,194	21,277
Superior Energy Services, Inc.	1,444	24,895
		242,934
Equity Real Estate Investment Trusts (REITs) - 5.4%
Alexandria Real Estate Equities, Inc.	742	81,316
American Campus Communities, Inc.	1,242	58,511
Camden Property Trust	832	65,487
Care Capital Properties, Inc.	799	19,240
Communications Sales & Leasing, Inc.	1,294	32,259
CoreCivic, Inc.	1,119	25,413
Corporate Office Properties Trust	902	25,815
Cousins Properties, Inc.	3,249	25,700
DCT Industrial Trust, Inc.	858	39,425
Douglas Emmett, Inc.	1,366	50,119
Duke Realty Corp.	3,339	84,911
Education Realty Trust, Inc.	695	28,217
EPR Properties	606	42,141
Equity One, Inc.	876	26,157
First Industrial Realty Trust, Inc.	1,112	29,412
Healthcare Realty Trust, Inc.	1,103	32,406
Highwoods Properties, Inc.	939	45,128
Hospitality Properties Trust	1,563	45,319
Kilroy Realty Corp.	877	63,442
Lamar Advertising Co., Class A	789	52,303
LaSalle Hotel Properties	1,076	30,203
Liberty Property Trust	1,397	55,042
Life Storage, Inc.	442	35,904
Mack-Cali Realty Corp.	853	23,074
Medical Properties Trust, Inc.	3,047	36,320
Mid-America Apartment Communities, Inc.	719	65,882
National Retail Properties, Inc.	1,399	59,709
Omega Healthcare Investors, Inc.	1,841	54,236
Post Properties, Inc.	509	33,095
Potlatch Corp.	386	15,855
Quality Care Properties, Inc.*	890	13,350
Rayonier, Inc.	1,169	30,990
Regency Centers Corp.	995	66,506
Senior Housing Properties Trust	2,260	40,816
Tanger Factory Outlet Centers, Inc.	914	31,506
Taubman Centers, Inc.	575	41,785
Urban Edge Properties	871	23,595
Washington Prime Group, Inc.	1,764	17,675
Weingarten Realty Investors	1,119	39,736
		1,588,000
Food & Staples Retailing - 0.3%
Casey’s General Stores, Inc.	373	44,928
Sprouts Farmers Market, Inc.*	1,328	26,573
United Natural Foods, Inc.*	480	22,536
		94,037
Food Products - 1.5%
Dean Foods Co.	861	17,099
Flowers Foods, Inc.	1,733	26,896
Hain Celestial Group, Inc. (The)*	985	38,602
Ingredion, Inc.	687	80,640
Lamb Weston Holdings, Inc.*	1,322	44,261
Lancaster Colony Corp.	185	25,069
Post Holdings, Inc.*	615	46,943
Snyder’s-Lance, Inc.	814	30,330
Tootsie Roll Industries, Inc.	167	6,304
TreeHouse Foods, Inc.*	540	37,433
WhiteWave Foods Co. (The)*	1,687	92,937
		446,514
Gas Utilities - 1.1%
Atmos Energy Corp.	988	70,267
National Fuel Gas Co.	809	45,611
New Jersey Resources Corp.	820	28,249
ONE Gas, Inc.	497	29,825
Southwest Gas Corp.	452	33,507
UGI Corp.	1,649	73,875
WGL Holdings, Inc.	486	35,264
		316,598
Health Care Equipment & Supplies - 1.9%
ABIOMED, Inc.*	381	42,763
Align Technology, Inc.*	716	66,624
Halyard Health, Inc.*	444	16,495
Hill-Rom Holdings, Inc.	567	30,244
IDEXX Laboratories, Inc.*	852	100,237
LivaNova plc*	420	18,593
NuVasive, Inc.*	478	31,022
ResMed, Inc.	1,339	82,322
STERIS plc	820	53,800
Teleflex, Inc.	419	61,983
West Pharmaceutical Services, Inc.	697	56,562
		560,645
Health Care Providers & Services - 1.0%
Amsurg Corp.*	522	35,559
HealthSouth Corp.	854	35,586
LifePoint Health, Inc.*	382	20,991
MEDNAX, Inc.*	876	57,352
Molina Healthcare, Inc.*	405	21,408

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Owens & Minor, Inc.	594	20,143
Tenet Healthcare Corp.*	758	11,544
VCA, Inc.*	770	48,202
WellCare Health Plans, Inc.*	421	57,685
		308,470
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	1,776	19,500

Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	473	25,121
Buffalo Wild Wings, Inc.*	174	29,336
Cheesecake Factory, Inc. (The)	426	25,207
Churchill Downs, Inc.	118	18,066
Cracker Barrel Old Country Store, Inc.	228	37,105
Domino’s Pizza, Inc.	459	77,130
Dunkin’ Brands Group, Inc.	873	47,395
International Speedway Corp., Class A	248	9,127
Jack in the Box, Inc.	311	32,350
Panera Bread Co., Class A*	212	44,967
Texas Roadhouse, Inc.	610	28,603
Wendy’s Co. (The)	1,940	24,386
		398,793
Household Durables - 0.8%
CalAtlantic Group, Inc.	710	23,707
Helen of Troy Ltd.*	265	22,552
KB Home	787	12,466
NVR, Inc.*	34	54,230
Tempur Sealy International, Inc.*	484	30,637
Toll Brothers, Inc.*	1,436	42,592
TRI Pointe Group, Inc.*	1,391	16,163
Tupperware Brands Corp.	481	26,667
		229,014
Household Products - 0.1%
Energizer Holdings, Inc.	589	26,428

Independent Power and Renewable Electricity Producers - 0.0%(b)
Talen Energy Corp.*	820	11,447

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	615	68,985

Insurance - 2.6%
Alleghany Corp.*	147	83,489
American Financial Group, Inc.	695	57,150
Aspen Insurance Holdings Ltd.	573	29,194
Brown & Brown, Inc.	1,091	47,295
CNO Financial Group, Inc.	1,667	29,839
Endurance Specialty Holdings Ltd.	611	56,334
Everest Re Group Ltd.	399	84,009
First American Financial Corp.	1,044	39,401
Genworth Financial, Inc., Class A*	4,743	20,300
Hanover Insurance Group, Inc. (The)	407	35,242
Kemper Corp.	462	18,919
Mercury General Corp.	347	20,265
Old Republic International Corp.	2,323	41,512
Primerica, Inc.	442	31,249
Reinsurance Group of America, Inc.	610	74,450
RenaissanceRe Holdings Ltd.	392	51,180
WR Berkley Corp.	935	57,774
		777,602
Internet & Direct Marketing Retail - 0.0%(b)
HSN, Inc.	303	11,544

Internet Software & Services - 0.2%
comScore, Inc.*	426	12,371
j2 Global, Inc.	457	33,594
WebMD Health Corp.*	371	19,789
		65,754
IT Services - 2.0%
Acxiom Corp.*	737	19,553
Broadridge Financial Solutions, Inc.	1,126	72,897
Computer Sciences Corp.	1,337	81,062
Convergys Corp.	913	23,619
CoreLogic, Inc.*	840	31,693
DST Systems, Inc.	310	31,995
Gartner, Inc.*	786	80,817
Jack Henry & Associates, Inc.	748	64,657
Leidos Holdings, Inc.	1,353	69,274
MAXIMUS, Inc.	618	34,169
NeuStar, Inc., Class A*	519	12,586
Science Applications International Corp.	427	35,257
WEX, Inc.*	366	40,447
		598,026
Leisure Products - 0.4%
Brunswick Corp.	859	43,053
Polaris Industries, Inc.	567	49,250
Vista Outdoor, Inc.*	574	23,046
		115,349
Life Sciences Tools & Services - 0.5%
Bio-Rad Laboratories, Inc., Class A*	197	34,179
Bio-Techne Corp.	355	37,403
Charles River Laboratories International, Inc.*	450	31,995
PAREXEL International Corp.*	503	29,677
		133,254
Machinery - 2.6%
AGCO Corp.	649	36,214
CLARCOR, Inc.	464	32,689
Crane Co.	472	34,687
Donaldson Co., Inc.	1,267	51,389
Graco, Inc.	530	43,052
IDEX Corp.	725	67,867
ITT, Inc.	853	34,436
Joy Global, Inc.	934	26,180
Kennametal, Inc.	759	26,178
Lincoln Electric Holdings, Inc.	602	47,263
Nordson Corp.	506	54,005
Oshkosh Corp.	699	48,930
Terex Corp.	1,034	31,558
Timken Co. (The)	671	26,203
Toro Co. (The)	1,040	55,047
Trinity Industries, Inc.	1,450	40,295
Wabtec Corp.	858	72,647
Woodward, Inc.	527	35,694
		764,334
Marine - 0.1%
Kirby Corp.*	513	32,550

Media - 0.7%
AMC Networks, Inc., Class A*	570	31,492
Cable One, Inc.	45	26,598
Cinemark Holdings, Inc.	1,007	40,119
John Wiley & Sons, Inc., Class A	426	23,366
Live Nation Entertainment, Inc.*	1,256	34,766
Meredith Corp.	348	19,331
New York Times Co. (The), Class A	1,159	15,067
Time, Inc.	953	15,439
		206,178
Metals & Mining - 1.1%
Allegheny Technologies, Inc.	1,037	18,189
Carpenter Technology Corp.	444	15,882
Commercial Metals Co.	1,091	24,013
Compass Minerals International, Inc.	322	24,971

See accompanying notes to the financial statements.

Investments	Shares		Value ($)
Reliance Steel & Aluminum Co.	690		55,959
Royal Gold, Inc.	621		43,246
Steel Dynamics, Inc.	2,320		82,314
United States Steel Corp.	1,603		51,841
Worthington Industries, Inc.	420		23,638
			340,053
Multiline Retail - 0.2%
Big Lots, Inc.	422		21,357
JC Penney Co., Inc.*	2,929		27,738
			49,095
Multi-Utilities - 0.5%
Black Hills Corp.	498		29,258
MDU Resources Group, Inc.	1,859		51,717
NorthWestern Corp.	460		25,806
Vectren Corp.	788		38,675
			145,456
Oil, Gas & Consumable Fuels - 1.3%
CONSOL Energy, Inc.	1,682		34,615
Denbury Resources, Inc.*	3,791		14,330
Energen Corp.*	924		57,353
Gulfport Energy Corp.*	1,193		30,648
HollyFrontier Corp.	1,680		48,334
QEP Resources, Inc.*	2,281		44,844
SM Energy Co.	827		32,964
Western Refining, Inc.	753		27,010
World Fuel Services Corp.	671		29,833
WPX Energy, Inc.*	3,277		50,925
			370,856
Paper & Forest Products - 0.2%
Domtar Corp.	596		23,405
Louisiana-Pacific Corp.*	1,353		26,167
			49,572
Personal Products - 0.2%
Avon Products, Inc.*	4,160		22,339
Edgewell Personal Care Co.*	561		44,398
			66,737
Pharmaceuticals - 0.2%
Akorn, Inc.*	840		17,825
Catalent, Inc.*	1,187		28,405
Prestige Brands Holdings, Inc.*	504		23,975
			70,205
Professional Services - 0.3%
CEB, Inc.	307		18,098
FTI Consulting, Inc.*	401		17,123
ManpowerGroup, Inc.	652		55,687
			90,908
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	438		19,303
Jones Lang LaSalle, Inc.	430		43,550
			62,853
Road & Rail - 0.6%
Avis Budget Group, Inc.*	837		32,049
Genesee & Wyoming, Inc., Class A*	545		41,638
Landstar System, Inc.	401		32,661
Old Dominion Freight Line, Inc.*	662		57,793
Werner Enterprises, Inc.	425		11,496
			175,637
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc.*	6,990		62,281
Cirrus Logic, Inc.*	595		32,725
Cree, Inc.*	960		24,307
Cypress Semiconductor Corp.	3,057		34,391
Integrated Device Technology, Inc.*	1,279		29,929
Intersil Corp., Class A	1,290		28,573
Microchip Technology, Inc.	—	(c)	1
Microsemi Corp.*	1,077		58,966
Monolithic Power Systems, Inc.	355		29,124
Silicon Laboratories, Inc.*	396		26,275
Synaptics, Inc.*	331		18,066
Teradyne, Inc.	1,926		46,956
Versum Materials, Inc.*	1,031		25,218
			416,812
Software - 2.3%
ACI Worldwide, Inc.*	1,115		20,750
ANSYS, Inc.*	830		78,045
Cadence Design Systems, Inc.*	2,783		73,137
CDK Global, Inc.	1,429		82,453
CommVault Systems, Inc.*	393		21,222
Fair Isaac Corp.	294		33,425
Fortinet, Inc.*	1,397		42,050
Manhattan Associates, Inc.*	682		35,737
Mentor Graphics Corp.	1,029		37,610
PTC, Inc.*	1,094		53,289
Synopsys, Inc.*	1,440		87,091
Tyler Technologies, Inc.*	315		46,903
Ultimate Software Group, Inc. (The)*	275		56,356
			668,068
Specialty Retail - 1.2%
Aaron’s, Inc.	616		17,938
American Eagle Outfitters, Inc.	1,626		26,927
Ascena Retail Group, Inc.*	—	(c)	—	(d)
Cabela’s, Inc.*	489		30,435
Chico’s FAS, Inc.	1,257		19,245
CST Brands, Inc.	720		34,582
Dick’s Sporting Goods, Inc.	838		49,501
GameStop Corp., Class A	989		24,418
Murphy USA, Inc.*	350		23,866
Office Depot, Inc.	5,177		25,212
Restoration Hardware Holdings, Inc.*	363		13,086
Sally Beauty Holdings, Inc.*	1,394		36,509
Williams-Sonoma, Inc.	781		42,783
			344,502
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp.*	1,015		14,058
Diebold, Inc.	715		16,302
NCR Corp.*	1,178		45,647
			76,007
Textiles, Apparel & Luxury Goods - 0.4%
Carter’s, Inc.	476		43,454
Deckers Outdoor Corp.*	305		18,141
Fossil Group, Inc.*	399		13,335
Kate Spade & Co.*	1,219		18,102
Skechers U.S.A., Inc., Class A*	1,269		28,908
			121,940
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	4,636		74,083
Washington Federal, Inc.	861		27,940
			102,023
Trading Companies & Distributors - 0.4%
GATX Corp.	385		21,036
MSC Industrial Direct Co., Inc., Class A	423		37,791
NOW, Inc.*	1,023		22,036
Watsco, Inc.	245		36,505
			117,368
Water Utilities - 0.2%
Aqua America, Inc.	1,688		50,184

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	885		23,833

TOTAL COMMON STOCKS (Cost $14,725,079)			15,213,984

See accompanying notes to the financial statements.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT(a) - 0.9%

REPURCHASE AGREEMENT(e) - 0.9%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $254,903 (Cost $254,901)	254,901	254,901

Total Investments - 52.3% (Cost $14,979,980)		15,468,885
Other Assets Less Liabilities - 47.7%		14,082,801
Net assets - 100.0%		29,551,686

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $4,310,189.
(b)	Represents less than 0.05% of net assets.
(c)	Amount represents less than one share.
(d)	Amount less than one dollar.
(e)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,164,497
Aggregate gross unrealized depreciation	(738,405)
Net unrealized appreciation	$426,092
Federal income tax cost of investments	$15,042,793

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	17	12/16/2016	$2,764,030	$134,856

Cash collateral in the amount of $125,290 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

Swap Agreements(1)

UltraPro MidCap400 had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$1,442,242	1/8/2018	Bank of America NA	0.54%	S&P MidCap 400®	$3,657,242	$(3,556,025)	$—	$101,217
3,539,014	1/8/2018	Citibank NA	0.66%	S&P MidCap 400®	1,588,005	(1,582,627)	(5,378)	—
74,820	11/6/2017	Credit Suisse International	0.84%	S&P MidCap 400®	8,235	—	—	8,235
1,063,620	1/8/2018	Goldman Sachs International	0.91%	S&P MidCap 400®	911,715
6,580,555	11/6/2017	Goldman Sachs International	0.66%	SPDR® S&P MidCap 400® ETF Trust	1,560,569
7,644,175					2,472,284	(2,434,229)	—	38,055
6,997,601	11/6/2017	Morgan Stanley & Co. International plc	0.74%	S&P MidCap 400®	89,172	(89,172)	—	—
3,428,473	11/6/2017	Societe Generale	0.84%	S&P MidCap 400®	2,445,803	—	(2,260,000)	185,803
47,552,898	1/8/2018	UBS AG	0.84%	S&P MidCap 400®	3,386,179	—	(3,386,179)	—
$70,679,223					$13,646,920

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 61.3%

Aerospace & Defense - 1.0%
AAR Corp.	1,332	49,137
Aerojet Rocketdyne Holdings, Inc.*	2,398	48,727
Aerovironment, Inc.*	824	23,319
Astronics Corp.*	777	28,687
Cubic Corp.	1,014	46,948
Curtiss-Wright Corp.	1,782	179,127
DigitalGlobe, Inc.*	2,543	81,757
Ducommun, Inc.*	418	11,955
Engility Holdings, Inc.*	725	26,281
Esterline Technologies Corp.*	1,190	104,661
KEYW Holding Corp. (The)*	1,445	18,106
KLX, Inc.*	2,126	82,893
Kratos Defense & Security Solutions, Inc.*	1,865	13,652
Mercury Systems, Inc.*	1,569	46,615
Moog, Inc., Class A*	1,287	89,871
National Presto Industries, Inc.	198	18,840
Sparton Corp.*	378	9,216
TASER International, Inc.*	2,101	57,210
Teledyne Technologies, Inc.*	1,377	171,946
Triumph Group, Inc.	1,985	55,183
Vectrus, Inc.*	431	9,956
		1,174,087
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.*	1,952	31,622
Atlas Air Worldwide Holdings, Inc.*	986	48,709
Echo Global Logistics, Inc.*	1,158	29,066
Forward Air Corp.	1,198	57,959
Hub Group, Inc., Class A*	1,349	57,805
Park-Ohio Holdings Corp.	342	14,415
Radiant Logistics, Inc.*	1,519	5,529
XPO Logistics, Inc.*	3,942	175,537
		420,642
Airlines - 0.3%
Allegiant Travel Co.	531	86,765
Hawaiian Holdings, Inc.*	2,124	109,067
SkyWest, Inc.	2,021	74,474
Virgin America, Inc.*	779	44,014
		314,320
Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc.*	3,088	48,358
Cooper Tire & Rubber Co.	2,230	85,409
Cooper-Standard Holdings, Inc.*	597	56,906
Dana, Inc.	6,003	101,391
Dorman Products, Inc.*	1,067	77,080
Drew Industries, Inc.	956	100,476
Federal-Mogul Holdings Corp.*	1,237	11,838
Fox Factory Holding Corp.*	901	22,615
Gentherm, Inc.*	1,468	46,756
Horizon Global Corp.*	735	16,912
Metaldyne Performance Group, Inc.	605	12,221
Modine Manufacturing Co.*	1,896	22,278
Motorcar Parts of America, Inc.*	736	18,003
Spartan Motors, Inc.	1,338	11,975
Standard Motor Products, Inc.	865	43,198
Stoneridge, Inc.*	1,080	17,140
Strattec Security Corp.	139	5,407
Superior Industries International, Inc.	1,012	25,452
Tenneco, Inc.*	2,271	133,875
Tower International, Inc.	826	21,641
Unique Fabricating, Inc.	266	3,790
Workhorse Group, Inc.*	460	3,409
		886,130
Automobiles - 0.0%(b)
Winnebago Industries, Inc.	1,081	35,078

Banks - 6.9%
1st Source Corp.	629	24,757
Access National Corp.	328	8,977
ACNB Corp.	240	7,464
Allegiance Bancshares, Inc.*	443	13,556
American National Bankshares, Inc.	331	10,311
Ameris Bancorp	1,372	61,534
Ames National Corp.	345	10,367
Arrow Financial Corp.	457	17,297
Atlantic Capital Bancshares, Inc.*	697	11,222
Banc of California, Inc.	1,965	29,671
BancFirst Corp.	315	25,814
Banco Latinoamericano de Comercio Exterior SA, Class E	1,218	34,689
Bancorp, Inc. (The)*	2,021	13,985
BancorpSouth, Inc.	3,488	99,582
Bank of Marin Bancorp	240	15,228
Bank of the Ozarks, Inc.	3,571	173,265
Bankwell Financial Group, Inc.	231	6,734
Banner Corp.	1,210	63,077
Bar Harbor Bankshares	240	10,577
Berkshire Hills Bancorp, Inc.	1,238	42,030
Blue Hills Bancorp, Inc.	992	17,261
BNC Bancorp	1,634	49,347
Boston Private Financial Holdings, Inc.	3,295	49,425
Bridge Bancorp, Inc.	672	22,613
Brookline Bancorp, Inc.	2,788	41,541
Bryn Mawr Bank Corp.	670	24,656
BSB Bancorp, Inc.*	323	8,608
C&F Financial Corp.	129	5,818
California First National Bancorp	95	1,463
Camden National Corp.	616	23,993
Capital Bank Financial Corp., Class A	984	35,227
Capital City Bank Group, Inc.	444	8,369
Cardinal Financial Corp.	1,264	40,435
Carolina Financial Corp.	413	10,957
Cascade Bancorp*	1,265	9,209
Cathay General Bancorp	2,989	104,914
CenterState Banks, Inc.	1,866	41,836
Central Pacific Financial Corp.	1,219	36,021
Central Valley Community Bancorp	351	5,799
Century Bancorp, Inc., Class A	120	6,522
Chemical Financial Corp.	2,654	137,665
Chemung Financial Corp.	125	3,930
Citizens & Northern Corp.	471	11,233
City Holding Co.	588	36,150
CNB Financial Corp.	557	12,956
CoBiz Financial, Inc.	1,498	22,665
Codorus Valley Bancorp, Inc.	327	7,859
Columbia Banking System, Inc.	2,336	93,020
Community Bank System, Inc.	1,734	98,318
Community Trust Bancorp, Inc.	613	25,899
ConnectOne Bancorp, Inc.	1,144	26,884
County Bancorp, Inc.	193	4,358
CU Bancorp*	654	18,247
Customers Bancorp, Inc.*	980	29,890
CVB Financial Corp.	4,074	84,617
Eagle Bancorp, Inc.*	1,231	72,321
Enterprise Bancorp, Inc.	367	11,579
Enterprise Financial Services Corp.	773	29,683
Equity Bancshares, Inc., Class A*	204	6,389
Farmers Capital Bank Corp.	297	10,662
Farmers National Banc Corp.	999	11,838
FCB Financial Holdings, Inc., Class A*	1,206	53,366

See accompanying notes to the financial statements.

Investments	Shares		Value ($)
Fidelity Southern Corp.	835		18,620
Financial Institutions, Inc.	558		17,103
First Bancorp	792		19,800
First BanCorp*	4,789		28,351
First Bancorp, Inc.	409		11,869
First Busey Corp.	1,246		34,153
First Business Financial Services, Inc.	323		7,090
First Citizens BancShares, Inc., Class A	306		109,049
First Commonwealth Financial Corp.	3,566		45,003
First Community Bancshares, Inc.	630		17,766
First Community Financial Partners, Inc.*	548		5,973
First Connecticut Bancorp, Inc.	563		12,189
First Financial Bancorp	2,467		66,116
First Financial Bankshares, Inc.	2,570		110,638
First Financial Corp.	404		18,503
First Financial Northwest, Inc.	365		6,190
First Foundation, Inc.*	531		14,879
First Internet Bancorp	209		6,071
First Interstate BancSystem, Inc., Class A	793		29,936
First Merchants Corp.	1,641		56,336
First Mid-Illinois Bancshares, Inc.	319		9,714
First Midwest Bancorp, Inc.	3,239		78,643
First NBC Bank Holding Co.*	629		4,434
First Northwest Bancorp*	446		6,574
First of Long Island Corp. (The)	861		22,042
Flushing Financial Corp.	1,119		29,295
FNB Corp.	8,463		129,315
Franklin Financial Network, Inc.*	378		14,269
Fulton Financial Corp.	6,926		122,937
German American Bancorp, Inc.	571		27,088
Glacier Bancorp, Inc.	3,069		105,267
Great Southern Bancorp, Inc.	431		21,399
Great Western Bancorp, Inc.	2,376		95,040
Green Bancorp, Inc.*	833		10,413
Guaranty Bancorp	603		12,844
Hancock Holding Co.	3,117		129,511
Hanmi Financial Corp.	1,264		38,805
HarborOne Bancorp, Inc.*	590		11,092
Heartland Financial USA, Inc.	884		37,879
Heritage Commerce Corp.	1,050		13,010
Heritage Financial Corp.	1,186		26,863
Heritage Oaks Bancorp	965		9,602
Hilltop Holdings, Inc.	3,020		84,832
Home BancShares, Inc.	4,872		126,039
HomeTrust Bancshares, Inc.*	666		15,784
Hope Bancorp, Inc.	5,166		102,803
Horizon Bancorp	789		17,973
IBERIABANK Corp.	1,648		136,537
Independent Bank Corp.	820		15,498
Independent Bank Corp.	1,041		67,769
Independent Bank Group, Inc.	447		26,865
International Bancshares Corp.	2,204		85,791
Investors Bancorp, Inc.	11,978		162,182
Lakeland Bancorp, Inc.	1,562		27,413
Lakeland Financial Corp.	971		40,976
LCNB Corp.	353		7,307
LegacyTexas Financial Group, Inc.	1,785		70,079
Live Oak Bancshares, Inc.	788		13,672
Macatawa Bank Corp.	1,066		10,052
MainSource Financial Group, Inc.	929		28,400
MB Financial, Inc.	3,052		132,060
MBT Financial Corp.	716		6,838
Mercantile Bank Corp.	640		20,998
Merchants Bancshares, Inc.	233		11,510
Middleburg Financial Corp.	190		6,601
Midland States Bancorp, Inc.	149		4,851
MidWestOne Financial Group, Inc.	333		11,152
MutualFirst Financial, Inc.	218		6,485
National Bank Holdings Corp., Class A	966		26,275
National Bankshares, Inc.	274		9,891
National Commerce Corp.*	339		11,085
NBT Bancorp, Inc.	1,708		65,997
Nicolet Bankshares, Inc.*	306		13,516
Northrim BanCorp, Inc.	271		7,615
OFG Bancorp	1,740		23,490
Old Line Bancshares, Inc.	337		7,377
Old National Bancorp	5,350		91,218
Old Second Bancorp, Inc.	1,158		10,654
Opus Bank	691		17,482
Orrstown Financial Services, Inc.	298		6,631
Pacific Continental Corp.	837		16,614
Pacific Mercantile Bancorp*	616		3,727
Pacific Premier Bancorp, Inc.*	1,094		35,063
PacWest Bancorp	—	(c)	1
Paragon Commercial Corp.*	34		1,381
Park National Corp.	537		59,929
Park Sterling Corp.	2,075		20,190
Peapack Gladstone Financial Corp.	633		16,945
Penns Woods Bancorp, Inc.	186		8,802
Peoples Bancorp, Inc.	646		18,870
Peoples Financial Services Corp.	277		12,221
People’s Utah Bancorp	524		12,104
Pinnacle Financial Partners, Inc.	1,736		111,972
Preferred Bank	488		22,004
Premier Financial Bancorp, Inc.	376		6,918
PrivateBancorp, Inc.	3,162		147,918
Prosperity Bancshares, Inc.	2,696		178,286
QCR Holdings, Inc.	479		18,274
Renasant Corp.	1,645		68,202
Republic Bancorp, Inc., Class A	390		14,442
Republic First Bancorp, Inc.*	1,353		7,239
S&T Bancorp, Inc.	1,374		48,626
Sandy Spring Bancorp, Inc.	946		34,434
Seacoast Banking Corp. of Florida*	1,192		24,508
ServisFirst Bancshares, Inc.	928		68,319
Shore Bancshares, Inc.	504		7,031
Sierra Bancorp	470		10,740
Simmons First National Corp., Class A	1,180		71,331
South State Corp.	952		80,908
Southern First Bancshares, Inc.*	232		7,122
Southern National Bancorp of Virginia, Inc.	450		6,687
Southside Bancshares, Inc.	988		38,008
Southwest Bancorp, Inc.	727		15,885
State Bank Financial Corp.	1,408		34,764
Sterling Bancorp	5,104		116,116
Stock Yards Bancorp, Inc.	855		35,226
Stonegate Bank	491		19,144
Suffolk Bancorp	460		19,164
Summit Financial Group, Inc.	336		8,225
Sun Bancorp, Inc.	431		9,891
Texas Capital Bancshares, Inc.*	1,861		135,388
Tompkins Financial Corp.	584		50,399
Towne Bank	2,250		72,563
TriCo Bancshares	815		25,477
TriState Capital Holdings, Inc.*	881		17,972
Triumph Bancorp, Inc.*	623		13,363
Trustmark Corp.	2,715		91,523
UMB Financial Corp.	1,809		137,520
Umpqua Holdings Corp.	8,899		158,135
Union Bankshares Corp.	1,747		59,049
Union Bankshares, Inc.	156		6,848
United Bankshares, Inc.	2,644		122,021
United Community Banks, Inc.	2,826		76,811
Univest Corp. of Pennsylvania	999		28,521

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Valley National Bancorp	9,975	113,117
Veritex Holdings, Inc.*	333	6,610
Washington Trust Bancorp, Inc.	599	30,519
WashingtonFirst Bankshares, Inc.	324	8,865
Webster Financial Corp.	3,696	183,359
WesBanco, Inc.	1,617	64,470
West Bancorporation, Inc.	639	14,218
Westamerica Bancorp	994	61,658
Wintrust Financial Corp.	2,072	136,420
Xenith Bankshares, Inc.*	3,004	7,510
Yadkin Financial Corp.	2,008	65,782
		8,282,398
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	355	61,450
Coca-Cola Bottling Co. Consolidated	191	30,900
Craft Brew Alliance, Inc.*	510	7,752
MGP Ingredients, Inc.	504	23,839
National Beverage Corp.	471	23,781
Primo Water Corp.*	850	10,931
		158,653
Biotechnology - 2.8%
Acceleron Pharma, Inc.*	1,104	37,194
Achillion Pharmaceuticals, Inc.*	4,717	19,528
Acorda Therapeutics, Inc.*	1,729	35,963
Adamas Pharmaceuticals, Inc.*	671	10,065
Aduro Biotech, Inc.*	1,428	16,279
Advaxis, Inc.*	1,443	11,991
Adverum Biotechnologies, Inc.*	927	2,642
Agenus, Inc.*	2,942	12,121
Aimmune Therapeutics, Inc.*	1,057	23,994
Akebia Therapeutics, Inc.*	1,446	12,450
Alder Biopharmaceuticals, Inc.*	1,887	44,439
AMAG Pharmaceuticals, Inc.*	1,404	46,613
Amicus Therapeutics, Inc.*	5,734	34,289
Anavex Life Sciences Corp.*	1,314	5,217
Anthera Pharmaceuticals, Inc.*	1,582	2,373
Applied Genetic Technologies Corp.*	510	4,692
Aptevo Therapeutics, Inc.*	654	1,243
Ardelyx, Inc.*	1,256	18,589
Arena Pharmaceuticals, Inc.*	9,870	14,311
Argos Therapeutics, Inc.*	580	2,697
ARIAD Pharmaceuticals, Inc.*	7,121	95,991
Array BioPharma, Inc.*	6,736	54,528
Arrowhead Pharmaceuticals, Inc.*	2,436	3,508
Asterias Biotherapeutics, Inc.*	914	3,793
Atara Biotherapeutics, Inc.*	934	18,540
Athersys, Inc.*	3,065	5,057
Audentes Therapeutics, Inc.*	232	3,812
Avexis, Inc.*	194	11,469
Axovant Sciences Ltd.*	985	13,327
Bellicum Pharmaceuticals, Inc.*	844	15,133
BioCryst Pharmaceuticals, Inc.*	2,957	16,530
BioSpecifics Technologies Corp.*	219	10,810
BioTime, Inc.*	2,800	8,820
Bluebird Bio, Inc.*	1,491	89,982
Blueprint Medicines Corp.*	805	23,643
Cara Therapeutics, Inc.*	846	7,614
Celldex Therapeutics, Inc.*	3,848	14,661
Cellular Biomedicine Group, Inc.*	489	6,553
ChemoCentryx, Inc.*	927	7,268
Chimerix, Inc.*	1,718	8,401
Cidara Therapeutics, Inc.*	519	5,398
Clovis Oncology, Inc.*	1,279	43,831
Coherus Biosciences, Inc.*	1,186	31,903
Concert Pharmaceuticals, Inc.*	664	6,003
Corvus Pharmaceuticals, Inc.*	134	2,068
Curis, Inc.*	4,492	12,982
Cytokinetics, Inc.*	1,363	16,356
CytomX Therapeutics, Inc.*	822	9,157
CytRx Corp.*	3,905	1,956
Dimension Therapeutics, Inc.*	491	2,160
Dynavax Technologies Corp.*	1,564	6,725
Eagle Pharmaceuticals, Inc.*	356	28,110
Edge Therapeutics, Inc.*	654	7,920
Editas Medicine, Inc.*	277	3,953
Eiger BioPharmaceuticals, Inc.*	167	2,054
Emergent BioSolutions, Inc.*	1,307	34,975
Enanta Pharmaceuticals, Inc.*	630	19,807
Epizyme, Inc.*	1,620	17,982
Esperion Therapeutics, Inc.*	575	6,072
Exact Sciences Corp.*	4,256	62,861
Exelixis, Inc.*	9,153	154,869
FibroGen, Inc.*	2,108	46,692
Five Prime Therapeutics, Inc.*	1,086	62,467
Flexion Therapeutics, Inc.*	934	15,411
Fortress Biotech, Inc.*	1,372	3,279
Foundation Medicine, Inc.*	541	11,118
Galena Biopharma, Inc.*	427	1,302
Genomic Health, Inc.*	752	22,883
Geron Corp.*	6,077	12,397
Global Blood Therapeutics, Inc.*	667	12,773
GlycoMimetics, Inc.*	482	3,061
Halozyme Therapeutics, Inc.*	4,390	51,846
Heron Therapeutics, Inc.*	1,278	19,617
Idera Pharmaceuticals, Inc.*	4,172	7,051
Ignyta, Inc.*	1,185	7,406
Immune Design Corp.*	558	4,101
ImmunoGen, Inc.*	3,391	6,036
Immunomedics, Inc.*	3,922	12,629
Infinity Pharmaceuticals, Inc.*	1,978	2,294
Inotek Pharmaceuticals Corp.*	703	4,499
Inovio Pharmaceuticals, Inc.*	2,670	18,904
Insmed, Inc.*	2,493	34,029
Insys Therapeutics, Inc.*	946	11,153
Intellia Therapeutics, Inc.*	281	4,426
Invitae Corp.*	916	6,293
Ironwood Pharmaceuticals, Inc.*	5,208	81,271
Kadmon Holdings, Inc.*	325	1,622
Karyopharm Therapeutics, Inc.*	951	8,778
Keryx Biopharmaceuticals, Inc.*	3,178	18,432
Kite Pharma, Inc.*	1,577	80,317
La Jolla Pharmaceutical Co.*	561	10,154
Lexicon Pharmaceuticals, Inc.*	1,702	25,921
Ligand Pharmaceuticals, Inc.*	767	80,075
Lion Biotechnologies, Inc.*	2,272	15,109
Loxo Oncology, Inc.*	536	14,772
MacroGenics, Inc.*	1,283	33,268
MannKind Corp.*	13,051	6,140
Medgenics, Inc.*	1,093	5,618
MediciNova, Inc.*	1,196	8,456
Merrimack Pharmaceuticals, Inc.*	4,912	27,065
MiMedx Group, Inc.*	4,114	39,001
Minerva Neurosciences, Inc.*	765	9,869
Mirati Therapeutics, Inc.*	510	2,729
Momenta Pharmaceuticals, Inc.*	2,615	37,002
Myriad Genetics, Inc.*	2,718	45,363
NantKwest, Inc.*	670	4,382
Natera, Inc.*	1,050	12,600
NewLink Genetics Corp.*	871	9,651
Novavax, Inc.*	10,868	13,150
OncoMed Pharmaceuticals, Inc.*	855	7,259
Ophthotech Corp.*	1,227	37,608
Organovo Holdings, Inc.*	3,465	10,464
Osiris Therapeutics, Inc.*	801	4,766
Otonomy, Inc.*	968	16,456
OvaScience, Inc.*	1,265	4,238
PDL BioPharma, Inc.	6,651	14,566
Pfenex, Inc.*	733	6,795
PharmAthene, Inc.*	2,508	7,649
Portola Pharmaceuticals, Inc.*	1,983	35,674

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Progenics Pharmaceuticals, Inc.*	2,801	25,069
Protagonist Therapeutics, Inc.*	306	7,635
Proteostasis Therapeutics, Inc.*	322	3,391
Prothena Corp. plc*	1,398	82,510
PTC Therapeutics, Inc.*	1,338	14,905
Puma Biotechnology, Inc.*	1,125	48,431
Radius Health, Inc.*	1,269	67,536
REGENXBIO, Inc.*	814	18,112
Regulus Therapeutics, Inc.*	1,561	3,824
Repligen Corp.*	1,359	43,760
Retrophin, Inc.*	1,458	29,845
Rigel Pharmaceuticals, Inc.*	3,749	9,747
Sage Therapeutics, Inc.*	1,212	60,733
Sangamo BioSciences, Inc.*	2,795	8,944
Sarepta Therapeutics, Inc.*	2,019	69,171
Selecta Biosciences, Inc.*	204	4,182
Seres Therapeutics, Inc.*	718	7,173
Sorrento Therapeutics, Inc.*	1,014	5,323
Spark Therapeutics, Inc.*	769	42,303
Spectrum Pharmaceuticals, Inc.*	3,118	12,191
Stemline Therapeutics, Inc.*	679	8,963
Syndax Pharmaceuticals, Inc.*	191	1,849
Synergy Pharmaceuticals, Inc.*	7,304	38,419
Synthetic Biologics, Inc.*	3,046	2,427
Syros Pharmaceuticals, Inc.*	187	2,539
T2 Biosystems, Inc.*	589	3,434
TESARO, Inc.*	1,081	146,681
TG Therapeutics, Inc.*	1,483	8,527
Tobira Therapeutics, Inc.*(d)	218	2,995
Tokai Pharmaceuticals, Inc.*	400	412
Trevena, Inc.*	1,801	9,869
Trovagene, Inc.*	1,134	3,289
Ultragenyx Pharmaceutical, Inc.*	1,451	113,599
Vanda Pharmaceuticals, Inc.*	1,475	24,264
Versartis, Inc.*	1,263	15,724
Vital Therapies, Inc.*	954	4,865
Voyager Therapeutics, Inc.*	472	5,881
vTv Therapeutics, Inc., Class A*	308	1,608
XBiotech, Inc.*	704	9,849
Xencor, Inc.*	1,294	33,075
Zafgen, Inc.*	920	3,110
ZIOPHARM Oncology, Inc.*	4,893	31,707
		3,409,030
Building Products - 0.7%
AAON, Inc.	1,626	53,495
Advanced Drainage Systems, Inc.	1,398	28,379
American Woodmark Corp.*	556	42,617
Apogee Enterprises, Inc.	1,144	54,569
Armstrong Flooring, Inc.*	942	17,644
Builders FirstSource, Inc.*	3,375	37,328
Caesarstone Ltd.*	960	26,112
Continental Building Products, Inc.*	1,418	31,763
CSW Industrials, Inc.*	580	21,170
Gibraltar Industries, Inc.*	1,269	57,105
Griffon Corp.	1,218	29,110
Insteel Industries, Inc.	706	27,937
Masonite International Corp.*	1,224	79,315
NCI Building Systems, Inc.*	1,095	18,287
Patrick Industries, Inc.*	584	41,668
PGT, Inc.*	1,924	21,356
Ply Gem Holdings, Inc.*	886	13,512
Quanex Building Products Corp.	1,378	26,802
Simpson Manufacturing Co., Inc.	1,671	78,771
Trex Co., Inc.*	1,186	78,027
Universal Forest Products, Inc.	798	79,273
		864,240
Capital Markets - 0.9%
Actua Corp.*	1,448	19,620
Arlington Asset Investment Corp., Class A	906	14,713
Associated Capital Group, Inc., Class A	180	6,093
B. Riley Financial, Inc.	375	6,263
BGC Partners, Inc., Class A	8,765	85,634
Calamos Asset Management, Inc., Class A	679	4,644
Cohen & Steers, Inc.	841	29,940
Cowen Group, Inc., Class A*	4,112	15,009
Diamond Hill Investment Group, Inc.	123	25,719
Evercore Partners, Inc., Class A	1,572	105,953
FBR & Co.	233	2,691
Fidus Investment Corp.	1	11
Fifth Street Asset Management, Inc.	206	1,277
Financial Engines, Inc.	2,153	75,032
GAIN Capital Holdings, Inc.	1,501	9,651
GAMCO Investors, Inc., Class A	177	5,422
Greenhill & Co., Inc.	1,119	30,996
Hennessy Advisors, Inc.	116	3,943
Houlihan Lokey, Inc.	491	13,989
INTL. FCStone, Inc.*	606	24,913
Investment Technology Group, Inc.	1,325	24,698
Janus Capital Group, Inc.	5,815	78,502
KCG Holdings, Inc., Class A*	2,113	29,878
Ladenburg Thalmann Financial Services, Inc.*	4,070	9,849
Manning & Napier, Inc.	603	4,462
Medley Management, Inc., Class A	229	2,244
Moelis & Co., Class A	749	21,871
OM Asset Management plc	1,615	23,741
Oppenheimer Holdings, Inc., Class A	400	7,040
Piper Jaffray Cos.*	583	42,530
PJT Partners, Inc., Class A	713	20,998
Pzena Investment Management, Inc., Class A	589	5,825
Safeguard Scientifics, Inc.*	810	9,517
Silvercrest Asset Management Group, Inc., Class A	284	3,806
Stifel Financial Corp.*	2,584	128,812
Value Line, Inc.	45	995
Virtu Financial, Inc., Class A	1,013	14,030
Virtus Investment Partners, Inc.	234	27,097
Waddell & Reed Financial, Inc., Class A	3,198	62,457
Walter Investment Management Corp.*	751	4,281
Westwood Holdings Group, Inc.	322	19,120
Wins Finance Holdings, Inc.*	53	8,086
WisdomTree Investments, Inc.	4,629	51,197
		1,082,549
Chemicals - 1.6%
A Schulman, Inc.	1,158	38,561
AgroFresh Solutions, Inc.*	886	2,481
American Vanguard Corp.	1,136	20,675
Balchem Corp.	1,266	101,103
Calgon Carbon Corp.	2,028	35,896
Chase Corp.	285	22,971
Chemours Co. (The)	7,378	182,384
Chemtura Corp.*	2,564	84,484
Codexis, Inc.*	1,347	6,398
Ferro Corp.*	3,350	49,580
Flotek Industries, Inc.*	2,204	29,666
FutureFuel Corp.	1,003	13,771
GCP Applied Technologies, Inc.*	2,855	79,940
Hawkins, Inc.	388	18,837
HB Fuller Co.	2,019	94,873
Ingevity Corp.*	1,715	89,815
Innophos Holdings, Inc.	778	42,417
Innospec, Inc.	949	62,349
KMG Chemicals, Inc.	364	12,296
Koppers Holdings, Inc.*	819	31,409

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Kraton Corp.*	1,191	36,718
Kronos Worldwide, Inc.	886	11,057
LSB Industries, Inc.*	831	6,399
Minerals Technologies, Inc.	1,397	113,157
Olin Corp.	6,670	173,420
OMNOVA Solutions, Inc.*	1,711	16,426
PolyOne Corp.	3,380	111,439
Quaker Chemical Corp.	521	66,292
Rayonier Advanced Materials, Inc.	1,733	24,054
Sensient Technologies Corp.	1,794	140,093
Stepan Co.	790	64,124
TerraVia Holdings, Inc.*	3,160	4,266
Trecora Resources*	799	9,628
Tredegar Corp.	1,024	22,835
Trinseo SA	1,158	67,801
Tronox Ltd., Class A	2,597	29,450
Valhi, Inc.	1,012	3,137
		1,920,202
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	2,245	98,780
ACCO Brands Corp.*	4,280	53,286
Aqua Metals, Inc.*	432	5,314
ARC Document Solutions, Inc.*	1,653	7,372
Brady Corp., Class A	1,842	67,694
Brink’s Co. (The)	1,814	73,286
Casella Waste Systems, Inc., Class A*	1,557	19,712
CECO Environmental Corp.	1,178	16,716
CompX International, Inc.	65	824
Deluxe Corp.	1,968	133,234
Ennis, Inc.	1,029	16,618
Essendant, Inc.	1,501	29,074
G&K Services, Inc., Class A	788	75,585
Healthcare Services Group, Inc.	2,834	110,384
Heritage-Crystal Clean, Inc.*	513	8,362
Herman Miller, Inc.	2,411	78,358
HNI Corp.	1,824	96,252
InnerWorkings, Inc.*	1,546	14,301
Interface, Inc.	2,604	45,310
Kimball International, Inc., Class B	1,487	22,305
Knoll, Inc.	1,934	51,270
Matthews International Corp., Class A	1,287	93,629
McGrath RentCorp	945	34,889
Mobile Mini, Inc.	1,782	54,707
MSA Safety, Inc.	1,252	77,824
Multi-Color Corp.	548	39,401
NL Industries, Inc.*	336	2,100
Quad/Graphics, Inc.	1,168	32,856
SP Plus Corp.*	695	19,286
Steelcase, Inc., Class A	3,465	53,881
Team, Inc.*	1,163	39,891
Tetra Tech, Inc.	2,326	99,669
TRC Cos., Inc.*	748	7,256
UniFirst Corp.	608	85,941
US Ecology, Inc.	879	40,830
Viad Corp.	810	35,559
VSE Corp.	347	13,432
West Corp.	1,740	41,516
		1,796,704
Communications Equipment - 1.1%
ADTRAN, Inc.	1,979	40,273
Aerohive Networks, Inc.*	964	5,312
Applied Optoelectronics, Inc.*	664	16,447
Bel Fuse, Inc., Class B	373	10,929
Black Box Corp.	603	9,256
CalAmp Corp.*	1,441	20,952
Calix, Inc.*	1,662	12,548
Ciena Corp.*	5,531	118,640
Clearfield, Inc.*	460	8,832
Comtech Telecommunications Corp.	907	10,431
Digi International, Inc.*	1,042	13,963
EMCORE Corp.	1,053	6,739
Extreme Networks, Inc.*	4,161	17,601
Finisar Corp.*	4,329	143,853
Harmonic, Inc.*	3,079	14,317
Infinera Corp.*	5,658	48,093
InterDigital, Inc.	1,395	110,484
Ixia*	2,584	35,530
KVH Industries, Inc.*	608	6,627
Lumentum Holdings, Inc.*	2,033	81,523
NETGEAR, Inc.*	1,305	70,078
NetScout Systems, Inc.*	3,609	112,601
Oclaro, Inc.*	4,504	40,266
Plantronics, Inc.	1,336	69,232
ShoreTel, Inc.*	2,710	18,970
Silicom Ltd.	226	8,889
Sonus Networks, Inc.*	1,920	11,578
Ubiquiti Networks, Inc.*	1,044	58,422
ViaSat, Inc.*	1,791	127,662
Viavi Solutions, Inc.*	9,445	74,143
		1,324,191
Construction & Engineering - 0.6%
Aegion Corp.*	1,407	34,035
Ameresco, Inc., Class A*	855	5,087
Argan, Inc.	538	32,522
Comfort Systems USA, Inc.	1,493	48,075
Dycom Industries, Inc.*	1,229	90,000
EMCOR Group, Inc.	2,439	169,193
Granite Construction, Inc.	1,591	93,853
Great Lakes Dredge & Dock Corp.*	2,377	10,102
HC2 Holdings, Inc.*	1,346	6,407
IES Holdings, Inc.*	315	6,190
Layne Christensen Co.*	728	7,746
MasTec, Inc.*	2,667	101,213
MYR Group, Inc.*	602	22,551
NV5 Global, Inc.*	296	10,819
Orion Group Holdings, Inc.*	1,083	10,798
Primoris Services Corp.	1,622	37,192
Tutor Perini Corp.*	1,520	39,672
		725,455
Construction Materials - 0.2%
Headwaters, Inc.*	2,929	69,417
Summit Materials, Inc., Class A*	3,065	72,855
United States Lime & Minerals, Inc.	79	5,732
US Concrete, Inc.*	575	32,689
		180,693
Consumer Finance - 0.3%
Encore Capital Group, Inc.*	959	26,324
Enova International, Inc.*	1,066	12,419
EZCORP, Inc., Class A*	2,038	23,743
FirstCash, Inc.	1,915	87,898
Green Dot Corp., Class A*	1,717	41,397
LendingClub Corp.*	13,241	74,944
Nelnet, Inc., Class A	815	41,117
PRA Group, Inc.*	1,856	66,723
Regional Management Corp.*	427	10,530
World Acceptance Corp.*	244	13,730
		398,825
Containers & Packaging - 0.1%
AEP Industries, Inc.	163	19,210
Greif, Inc., Class A	1,030	52,911
Greif, Inc., Class B	231	15,465
Multi Packaging Solutions International Ltd.*	854	11,922
Myers Industries, Inc.	874	12,367
UFP Technologies, Inc.*	259	6,501
		118,376
Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,838	67,105

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Weyco Group, Inc.	262	7,538
		74,643
Diversified Consumer Services - 0.6%
American Public Education, Inc.*	624	14,414
Apollo Education Group, Inc.*	3,437	32,411
Ascent Capital Group, Inc., Class A*	411	7,427
Bridgepoint Education, Inc.*	719	7,305
Bright Horizons Family Solutions, Inc.*	1,767	121,605
Cambium Learning Group, Inc.*	540	2,689
Capella Education Co.	457	39,873
Career Education Corp.*	2,691	26,883
Carriage Services, Inc.	595	16,148
Chegg, Inc.*	3,240	26,212
Collectors Universe, Inc.	300	5,988
DeVry Education Group, Inc.	2,519	75,192
Grand Canyon Education, Inc.*	1,809	103,294
Houghton Mifflin Harcourt Co.*	4,994	55,184
K12, Inc.*	1,361	19,979
Liberty Tax, Inc.	273	3,358
LifeLock, Inc.*	3,403	81,025
Regis Corp.*	1,496	20,196
Sotheby’s*	1,983	77,456
Strayer Education, Inc.*	424	31,050
Weight Watchers International, Inc.*	1,117	11,751
		779,440
Diversified Financial Services - 0.1%
BBX Capital Corp., Class A*	122	2,655
FNFV Group*	2,647	33,882
Marlin Business Services Corp.	334	6,797
NewStar Financial, Inc.*	988	8,388
On Deck Capital, Inc.*	1,931	8,883
PICO Holdings, Inc.*	881	12,598
Tiptree Financial, Inc., Class A	921	5,940
		79,143
Diversified Telecommunication Services - 0.4%
ATN International, Inc.	425	30,732
Cincinnati Bell, Inc.*	1,694	34,896
Cogent Communications Holdings, Inc.	1,674	62,691
Consolidated Communications Holdings, Inc.	2,000	57,160
FairPoint Communications, Inc.*	853	14,203
General Communication, Inc., Class A*	1,165	19,642
Globalstar, Inc.*	15,017	11,863
Hawaiian Telcom Holdco, Inc.*	243	5,550
IDT Corp., Class B	698	14,777
Inteliquent, Inc.	1,312	29,704
Intelsat SA*	1,271	5,237
Iridium Communications, Inc.*	3,320	29,216
Lumos Networks Corp.*	762	11,080
ORBCOMM, Inc.*	2,603	21,891
pdvWireless, Inc.*	392	9,251
Straight Path Communications, Inc., Class B*	386	9,252
Vonage Holdings Corp.*	7,692	50,690
Windstream Holdings, Inc.	3,866	28,647
		446,482
Electric Utilities - 0.7%
ALLETE, Inc.	1,999	123,578
El Paso Electric Co.	1,627	73,296
Empire District Electric Co. (The)	1,778	60,505
Genie Energy Ltd., Class B*	519	2,984
IDACORP, Inc.	2,034	154,889
MGE Energy, Inc.	1,408	83,354
Otter Tail Corp.	1,529	58,637
PNM Resources, Inc.	3,221	101,784
Portland General Electric Co.	3,604	149,926
Spark Energy, Inc., Class A	197	5,024
		813,977
Electrical Equipment - 0.5%
Allied Motion Technologies, Inc.	248	5,302
American Superconductor Corp.*	472	3,653
Atkore International Group, Inc.*	488	10,468
AZZ, Inc.	1,042	67,834
Babcock & Wilcox Enterprises, Inc.*	1,840	29,330
Encore Wire Corp.	815	34,637
Energous Corp.*	597	9,462
EnerSys	1,755	139,663
FuelCell Energy, Inc.*	1,156	2,601
Generac Holdings, Inc.*	2,630	107,777
General Cable Corp.	1,953	36,619
LSI Industries, Inc.	958	9,408
Plug Power, Inc.*	7,271	9,925
Powell Industries, Inc.	351	15,107
Power Solutions International, Inc.*	192	2,479
Preformed Line Products Co.	99	5,538
Sunrun, Inc.*	2,546	12,985
Thermon Group Holdings, Inc.*	1,288	24,781
TPI Composites, Inc.*	242	3,671
Vicor Corp.*	664	9,694
		540,934
Electronic Equipment, Instruments & Components - 1.7%
Agilysys, Inc.*	610	6,228
Anixter International, Inc.*	1,168	91,279
AVX Corp.	1,875	28,481
Badger Meter, Inc.	1,130	40,963
Belden, Inc.	1,689	124,817
Benchmark Electronics, Inc.*	1,993	56,502
Coherent, Inc.*	973	126,976
Control4 Corp.*	809	9,255
CTS Corp.	1,262	27,890
Daktronics, Inc.	1,478	15,209
DTS, Inc.	701	29,764
Electro Scientific Industries, Inc.*	1,106	5,751
ePlus, Inc.*	255	28,356
Fabrinet*	1,403	60,048
FARO Technologies, Inc.*	669	24,352
II-VI, Inc.*	2,396	72,359
Insight Enterprises, Inc.*	1,478	51,760
InvenSense, Inc.*	3,291	25,143
Itron, Inc.*	1,346	86,413
Kimball Electronics, Inc.*	1,131	19,736
Knowles Corp.*	3,556	57,003
Littelfuse, Inc.	892	130,045
Maxwell Technologies, Inc.*	1,267	6,335
Mesa Laboratories, Inc.	121	15,011
Methode Electronics, Inc.	1,469	54,280
MTS Systems Corp.	673	36,241
Novanta, Inc.*	1,274	25,798
OSI Systems, Inc.*	705	53,369
Park Electrochemical Corp.	778	14,105
PC Connection, Inc.	458	12,293
Plexus Corp.*	1,344	68,678
Radisys Corp.*	1,434	5,994
Rogers Corp.*	725	53,882
Sanmina Corp.*	2,958	97,170
ScanSource, Inc.*	1,012	38,304
SYNNEX Corp.	1,177	137,603
Systemax, Inc.	462	3,992
Tech Data Corp.*	1,409	119,582
TTM Technologies, Inc.*	2,918	39,597
Universal Display Corp.*	1,670	91,266
Vishay Intertechnology, Inc.	5,492	83,204
Vishay Precision Group, Inc.*	486	8,870
		2,083,904
Energy Equipment & Services - 0.7%
Archrock, Inc.	2,800	37,660

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Atwood Oceanics, Inc.	2,452	23,196
Bristow Group, Inc.	1,352	21,105
CARBO Ceramics, Inc.*	783	6,444
Dawson Geophysical Co.*	812	6,374
Era Group, Inc.*	788	9,228
Exterran Corp.*	1,277	25,668
Fairmount Santrol Holdings, Inc.*	3,142	30,257
Forum Energy Technologies, Inc.*	2,416	52,548
Geospace Technologies Corp.*	524	11,093
Helix Energy Solutions Group, Inc.*	4,545	47,495
Hornbeck Offshore Services, Inc.*	1,309	6,689
Independence Contract Drilling, Inc.*	1,207	6,807
Matrix Service Co.*	1,070	22,310
McDermott International, Inc.*	9,732	66,956
Natural Gas Services Group, Inc.*	498	14,168
Newpark Resources, Inc.*	3,339	24,542
Oil States International, Inc.*	2,060	73,851
Parker Drilling Co.*	4,866	10,462
PHI, Inc. (Non-Voting)*	472	7,137
Pioneer Energy Services Corp.*	2,568	12,840
RigNet, Inc.*	510	8,798
SEACOR Holdings, Inc.*	643	39,860
Seadrill Ltd.*	15,222	42,469
Tesco Corp.*	1,860	14,415
TETRA Technologies, Inc.*	3,635	19,738
Tidewater, Inc.	1,905	4,362
Unit Corp.*	2,037	49,499
US Silica Holdings, Inc.	2,576	130,371
Willbros Group, Inc.*	1,741	4,509
		830,851
Equity Real Estate Investment Trusts (REITs) - 4.4%
Acadia Realty Trust	3,218	106,387
Agree Realty Corp.	917	41,164
Alexander’s, Inc.	86	36,782
American Assets Trust, Inc.	1,574	63,054
Armada Hoffler Properties, Inc.	1,340	18,827
Ashford Hospitality Prime, Inc.	932	11,948
Ashford Hospitality Trust, Inc.	3,145	22,109
Bluerock Residential Growth REIT, Inc.	755	9,543
CareTrust REIT, Inc.	2,318	32,800
CatchMark Timber Trust, Inc., Class A	1,563	17,099
CBL & Associates Properties, Inc.	6,797	80,612
Cedar Realty Trust, Inc.	3,322	21,427
Chatham Lodging Trust	1,511	28,951
Chesapeake Lodging Trust	2,392	56,714
City Office REIT, Inc.	866	10,842
Colony Starwood Homes	2,617	79,949
Community Healthcare Trust, Inc.	508	11,064
CorEnergy Infrastructure Trust, Inc.	483	15,809
CoreSite Realty Corp.	1,350	95,216
Cousins Properties, Inc.	13,630	107,811
DiamondRock Hospitality Co.	8,086	85,631
DuPont Fabros Technology, Inc.	3,004	122,143
Easterly Government Properties, Inc.	1,309	25,395
EastGroup Properties, Inc.	1,271	86,822
Education Realty Trust, Inc.	2,960	120,176
Farmland Partners, Inc.	470	5,222
FelCor Lodging Trust, Inc.	5,491	39,865
First Industrial Realty Trust, Inc.	4,677	123,707
First Potomac Realty Trust	2,335	22,953
Four Corners Property Trust, Inc.	2,432	46,646
Franklin Street Properties Corp.	4,204	52,802
GEO Group, Inc. (The)	2,990	99,447
Getty Realty Corp.	1,054	25,317
Gladstone Commercial Corp.	900	16,551
Global Medical REIT, Inc.	611	4,466
Global Net Lease, Inc.	6,867	52,189
Government Properties Income Trust	2,823	53,044
Gramercy Property Trust	17,012	148,685
Healthcare Realty Trust, Inc.	4,598	135,089
Hersha Hospitality Trust	1,667	33,623
Hudson Pacific Properties, Inc.	3,767	131,355
Independence Realty Trust, Inc.	2,233	19,092
InfraREIT, Inc.	1,604	27,493
Investors Real Estate Trust	4,879	30,689
iStar, Inc.*	2,763	33,764
Kite Realty Group Trust	3,330	80,086
LaSalle Hotel Properties	4,298	120,645
Lexington Realty Trust	9,259	95,645
LTC Properties, Inc.	1,517	68,963
Mack-Cali Realty Corp.	3,595	97,245
Medical Properties Trust, Inc.	11,859	141,359
Monmouth Real Estate Investment Corp.	2,539	35,648
Monogram Residential Trust, Inc.	6,783	71,425
National Health Investors, Inc.	1,501	106,211
National Storage Affiliates Trust	1,414	29,100
New Senior Investment Group, Inc.	3,073	31,160
New York REIT, Inc.	6,654	64,145
NexPoint Residential Trust, Inc.	723	14,185
NorthStar Realty Europe Corp.	2,402	25,773
One Liberty Properties, Inc.	531	12,994
Parkway, Inc.*	1,702	33,359
Pebblebrook Hotel Trust	2,881	82,858
Pennsylvania REIT	2,750	52,717
Physicians Realty Trust	5,441	98,591
Potlatch Corp.	1,635	67,158
Preferred Apartment Communities, Inc., Class A	913	12,435
PS Business Parks, Inc.	794	88,714
QTS Realty Trust, Inc., Class A	1,887	88,312
RAIT Financial Trust	3,696	11,347
Ramco-Gershenson Properties Trust	3,172	53,829
Retail Opportunity Investments Corp.	4,331	89,392
Rexford Industrial Realty, Inc.	2,642	58,362
RLJ Lodging Trust	4,909	111,876
Ryman Hospitality Properties, Inc.	1,750	103,075
Sabra Health Care REIT, Inc.	2,602	57,582
Saul Centers, Inc.	387	24,571
Select Income REIT	2,553	62,395
Seritage Growth Properties, Class A	1,005	47,878
Silver Bay Realty Trust Corp.	1,338	23,375
STAG Industrial, Inc.	2,767	65,329
Summit Hotel Properties, Inc.	3,485	49,557
Sunstone Hotel Investors, Inc.	8,753	127,269
Terreno Realty Corp.	1,820	49,540
Tier REIT, Inc.	1,923	30,903
UMH Properties, Inc.	983	12,897
Universal Health Realty Income Trust	500	29,655
Urban Edge Properties	3,614	97,903
Urstadt Biddle Properties, Inc., Class A	1,178	26,682
Washington Prime Group, Inc.	7,482	74,970
Washington REIT	2,957	91,844
Whitestone REIT	1,053	14,121
Xenia Hotels & Resorts, Inc.	4,165	72,887
		5,316,241
Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	1,081	42,537
Chefs’ Warehouse, Inc. (The)*	779	10,088
Ingles Markets, Inc., Class A	564	25,888
Natural Grocers by Vitamin Cottage, Inc.*	365	3,869
Performance Food Group Co.*	1,507	31,798
PriceSmart, Inc.	807	73,679
Smart & Final Stores, Inc.*	931	12,569
SpartanNash Co.	1,487	53,844
SUPERVALU, Inc.*	10,706	49,676

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
United Natural Foods, Inc.*	1,997	93,759
Village Super Market, Inc., Class A	295	10,186
Weis Markets, Inc.	387	21,556
		429,449
Food Products - 0.8%
AdvancePierre Foods Holdings, Inc.	872	23,605
Alico, Inc.	128	3,494
Amplify Snack Brands, Inc.*	1,177	11,181
B&G Foods, Inc.	2,646	113,249
Calavo Growers, Inc.	623	33,611
Cal-Maine Foods, Inc.	1,246	50,712
Darling Ingredients, Inc.*	6,613	89,342
Dean Foods Co.	3,688	73,244
Farmer Brothers Co.*	324	11,291
Fresh Del Monte Produce, Inc.	1,303	80,799
Freshpet, Inc.*	900	8,325
Inventure Foods, Inc.*	763	6,898
J&J Snack Foods Corp.	604	73,344
John B Sanfilippo & Son, Inc.	343	21,849
Lancaster Colony Corp.	756	102,446
Landec Corp.*	1,077	15,401
Lifeway Foods, Inc.*	189	2,198
Limoneira Co.	471	8,450
Omega Protein Corp.*	881	21,100
Sanderson Farms, Inc.	805	64,923
Seaboard Corp.*	11	45,023
Seneca Foods Corp., Class A*	264	9,926
Snyder’s-Lance, Inc.	3,241	120,760
Tootsie Roll Industries, Inc.	694	26,198
		1,017,369
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	629	40,759
Delta Natural Gas Co., Inc.	274	6,990
New Jersey Resources Corp.	3,456	119,059
Northwest Natural Gas Co.	1,093	62,629
ONE Gas, Inc.	2,100	126,021
South Jersey Industries, Inc.	3,215	106,095
Southwest Gas Corp.	1,906	141,292
Spire, Inc.	1,800	116,172
WGL Holdings, Inc.	2,034	147,587
		866,604
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc.	881	45,451
Accuray, Inc.*	3,210	16,211
Analogic Corp.	501	46,167
AngioDynamics, Inc.*	1,087	17,718
Anika Therapeutics, Inc.*	567	26,456
AtriCure, Inc.*	1,264	22,739
Atrion Corp.	55	26,983
Avinger, Inc.*	741	2,890
AxoGen, Inc.*	1,060	8,851
Cantel Medical Corp.	1,442	117,624
Cardiovascular Systems, Inc.*	1,282	31,012
Cerus Corp.*	4,076	21,277
ConforMIS, Inc.*	1,438	12,913
CONMED Corp.	1,110	48,374
Corindus Vascular Robotics, Inc.*	2,212	1,526
CryoLife, Inc.	1,268	24,916
Cutera, Inc.*	472	7,717
Cynosure, Inc., Class A*	956	43,346
Endologix, Inc.*	3,264	23,990
Entellus Medical, Inc.*	301	5,547
Exactech, Inc.*	419	10,517
GenMark Diagnostics, Inc.*	1,616	18,778
Glaukos Corp.*	672	20,973
Globus Medical, Inc., Class A*	2,820	61,025
Haemonetics Corp.*	2,059	81,598
Halyard Health, Inc.*	1,885	70,028
ICU Medical, Inc.*	592	88,948
Inogen, Inc.*	656	42,266
Insulet Corp.*	2,323	78,169
Integer Holdings Corp.*	1,231	34,776
Integra LifeSciences Holdings Corp.*	1,216	98,253
Invacare Corp.	1,277	14,686
InVivo Therapeutics Holdings Corp.*	1,295	6,410
iRadimed Corp.*	164	1,812
IRIDEX Corp.*	304	4,800
K2M Group Holdings, Inc.*	1,036	19,477
LeMaitre Vascular, Inc.	543	12,310
Masimo Corp.*	1,645	101,776
Meridian Bioscience, Inc.	1,678	29,029
Merit Medical Systems, Inc.*	1,732	40,789
Natus Medical, Inc.*	1,309	52,164
Neogen Corp.*	1,466	92,769
Nevro Corp.*	968	73,597
Novocure Ltd.*	2,039	15,802
NuVasive, Inc.*	1,994	129,411
NxStage Medical, Inc.*	2,564	63,382
OraSure Technologies, Inc.*	2,182	18,394
Orthofix International NV*	705	26,557
Oxford Immunotec Global plc*	894	13,204
Penumbra, Inc.*	1,026	63,509
Quidel Corp.*	1,081	24,787
Rockwell Medical, Inc.*	1,928	12,532
RTI Surgical, Inc.*	2,312	6,705
Second Sight Medical Products, Inc.*	572	1,161
Senseonics Holdings, Inc.*	1,118	3,197
Spectranetics Corp. (The)*	1,721	37,604
STAAR Surgical Co.*	1,610	17,469
Surmodics, Inc.*	523	12,526
Tactile Systems Technology, Inc.*	167	2,727
Tandem Diabetes Care, Inc.*	748	1,833
TransEnterix, Inc.*	2,802	4,259
Utah Medical Products, Inc.	139	9,480
Vascular Solutions, Inc.*	679	37,413
Veracyte, Inc.*	564	4,303
ViewRay, Inc.*	268	882
Wright Medical Group NV*	4,153	95,685
Zeltiq Aesthetics, Inc.*	1,427	62,802
		2,272,282
Health Care Providers & Services - 1.2%
AAC Holdings, Inc.*	400	3,356
Aceto Corp.	1,172	23,944
Addus HomeCare Corp.*	298	10,341
Adeptus Health, Inc., Class A*	556	4,659
Air Methods Corp.*	1,432	46,826
Almost Family, Inc.*	325	13,065
Amedisys, Inc.*	1,125	44,426
American Renal Associates Holdings, Inc.*	350	8,547
AMN Healthcare Services, Inc.*	1,905	63,436
BioScrip, Inc.*	4,526	5,160
BioTelemetry, Inc.*	1,087	21,142
Capital Senior Living Corp.*	1,133	17,652
Chemed Corp.	651	96,979
Civitas Solutions, Inc.*	608	10,184
Community Health Systems, Inc.*	4,444	24,175
CorVel Corp.*	399	12,848
Cross Country Healthcare, Inc.*	1,291	18,513
Diplomat Pharmacy, Inc.*	1,841	26,069
Ensign Group, Inc. (The)	1,922	41,554
Genesis Healthcare, Inc.*	1,506	5,422
HealthEquity, Inc.*	1,738	77,393
HealthSouth Corp.	3,571	148,804
Healthways, Inc.*	1,282	29,742
Kindred Healthcare, Inc.	3,393	22,563
Landauer, Inc.	385	19,058
LHC Group, Inc.*	602	25,320
Magellan Health, Inc.*	1,000	72,800
Molina Healthcare, Inc.*	1,741	92,029

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
National HealthCare Corp.	450	30,870
National Research Corp., Class A	338	5,408
Nobilis Health Corp.*	2,233	5,248
Owens & Minor, Inc.	2,513	85,216
PharMerica Corp.*	1,188	28,571
Providence Service Corp. (The)*	522	19,163
Quorum Health Corp.*	1,195	6,835
RadNet, Inc.*	1,494	9,263
Select Medical Holdings Corp.*	4,299	52,233
Surgery Partners, Inc.*	749	11,048
Surgical Care Affiliates, Inc.*	1,080	45,414
Team Health Holdings, Inc.*	2,733	116,289
Teladoc, Inc.*	835	15,322
Triple-S Management Corp., Class B*	938	20,899
U.S. Physical Therapy, Inc.	487	31,168
Universal American Corp.*	1,847	18,544
		1,487,498
Health Care Technology - 0.3%
Castlight Health, Inc., Class B*	1,623	7,547
Computer Programs & Systems, Inc.	450	10,823
Cotiviti Holdings, Inc.*	511	15,223
Evolent Health, Inc., Class A*	643	12,088
HealthStream, Inc.*	1,036	25,962
HMS Holdings Corp.*	3,394	62,178
Medidata Solutions, Inc.*	2,214	122,279
NantHealth, Inc.*	267	3,079
Omnicell, Inc.*	1,433	51,373
Quality Systems, Inc.	2,058	27,001
Vocera Communications, Inc.*	997	18,145
		355,698
Hotels, Restaurants & Leisure - 1.9%
Belmond Ltd., Class A*	3,370	43,641
Biglari Holdings, Inc.*	42	19,695
BJ’s Restaurants, Inc.*	940	34,874
Bloomin’ Brands, Inc.	4,584	85,262
Bob Evans Farms, Inc.	799	35,675
Bojangles’, Inc.*	394	7,053
Boyd Gaming Corp.*	3,322	62,586
Buffalo Wild Wings, Inc.*	762	128,473
Caesars Acquisition Co., Class A*	1,917	23,004
Caesars Entertainment Corp.*	2,271	17,032
Carrols Restaurant Group, Inc.*	1,383	18,809
Century Casinos, Inc.*	859	5,927
Cheesecake Factory, Inc. (The)	1,830	108,281
Churchill Downs, Inc.	543	83,133
Chuy’s Holdings, Inc.*	658	20,628
ClubCorp Holdings, Inc.	2,590	33,670
Cracker Barrel Old Country Store, Inc.	774	125,961
Dave & Buster’s Entertainment, Inc.*	1,526	71,493
Del Frisco’s Restaurant Group, Inc.*	954	16,409
Del Taco Restaurants, Inc.*	932	13,533
Denny’s Corp.*	3,052	36,899
DineEquity, Inc.	705	58,924
El Pollo Loco Holdings, Inc.*	816	10,282
Eldorado Resorts, Inc.*	1,154	15,867
Empire Resorts, Inc.*	135	2,943
Fiesta Restaurant Group, Inc.*	1,071	30,684
Fogo De Chao, Inc.*	200	2,770
Golden Entertainment, Inc.	416	5,167
Habit Restaurants, Inc. (The), Class A*	542	9,106
ILG, Inc.	4,557	82,345
International Speedway Corp., Class A	1,061	39,045
Intrawest Resorts Holdings, Inc.*	648	11,366
Isle of Capri Casinos, Inc.*	1,007	22,577
J Alexander’s Holdings, Inc.*	537	5,101
Jack in the Box, Inc.	1,315	136,786
Jamba, Inc.*	512	5,079
Kona Grill, Inc.*	313	3,850
La Quinta Holdings, Inc.*	3,415	41,458
Lindblad Expeditions Holdings, Inc.*	592	5,660
Luby’s, Inc.*	783	3,336
Marcus Corp. (The)	749	22,470
Marriott Vacations Worldwide Corp.	903	70,109
Monarch Casino & Resort, Inc.*	429	10,674
Nathan’s Famous, Inc.*	123	7,608
Noodles & Co.*	444	1,865
Papa John’s International, Inc.	1,094	96,666
Penn National Gaming, Inc.*	3,000	39,840
Pinnacle Entertainment, Inc.*	2,190	29,850
Planet Fitness, Inc., Class A	863	17,493
Popeyes Louisiana Kitchen, Inc.*	872	52,215
Potbelly Corp.*	960	13,104
Red Lion Hotels Corp.*	571	5,025
Red Robin Gourmet Burgers, Inc.*	550	28,298
Red Rock Resorts, Inc., Class A	1,211	27,756
Ruby Tuesday, Inc.*	2,391	7,221
Ruth’s Hospitality Group, Inc.	1,281	21,777
Scientific Games Corp., Class A*	2,090	30,827
SeaWorld Entertainment, Inc.	2,694	45,529
Shake Shack, Inc., Class A*	631	23,271
Sonic Corp.	1,894	49,433
Speedway Motorsports, Inc.	472	9,671
Texas Roadhouse, Inc.	2,669	125,149
Wingstop, Inc.	634	19,457
Zoe’s Kitchen, Inc.*	769	18,964
		2,258,656
Household Durables - 0.8%
Bassett Furniture Industries, Inc.	415	12,056
Beazer Homes USA, Inc.*	1,267	17,079
Cavco Industries, Inc.*	341	32,242
Century Communities, Inc.*	613	12,720
CSS Industries, Inc.	345	9,380
Ethan Allen Interiors, Inc.	994	34,293
Flexsteel Industries, Inc.	260	14,269
GoPro, Inc., Class A*	4,068	40,599
Green Brick Partners, Inc.*	933	8,537
Helen of Troy Ltd.*	1,128	95,993
Hooker Furniture Corp.	458	12,503
Hovnanian Enterprises, Inc., Class A*	4,907	9,667
Installed Building Products, Inc.*	810	33,615
iRobot Corp.*	1,080	61,560
KB Home	3,357	53,175
La-Z-Boy, Inc.	1,977	52,885
LGI Homes, Inc.*	622	20,308
Libbey, Inc.	884	16,911
Lifetime Brands, Inc.	444	7,415
M/I Homes, Inc.*	954	22,285
MDC Holdings, Inc.	1,594	42,847
Meritage Homes Corp.*	1,540	55,517
NACCO Industries, Inc., Class A	156	14,820
New Home Co., Inc. (The)*	511	5,892
Taylor Morrison Home Corp., Class A*	1,225	24,267
TopBuild Corp.*	1,552	56,322
TRI Pointe Group, Inc.*	5,996	69,673
UCP, Inc., Class A*	324	3,548
Universal Electronics, Inc.*	570	38,389
WCI Communities, Inc.*	872	20,274
William Lyon Homes, Class A*	961	19,028
ZAGG, Inc.*	1,110	7,326
		925,395
Household Products - 0.2%
Central Garden & Pet Co.*	407	11,754
Central Garden & Pet Co., Class A*	1,346	36,840
HRG Group, Inc.*	4,776	74,315
Oil-Dri Corp. of America	201	7,982
Orchids Paper Products Co.	365	9,092

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
WD-40 Co.	567	61,179
		201,162
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp.*	4,908	13,006
Atlantica Yield plc	2,370	42,944
Dynegy, Inc.*	4,706	40,707
NRG Yield, Inc., Class A	1,407	20,528
NRG Yield, Inc., Class C	2,554	39,204
Ormat Technologies, Inc.	1,567	74,950
Pattern Energy Group, Inc.	2,669	52,392
Talen Energy Corp.*	3,395	47,394
TerraForm Global, Inc., Class A*	3,678	13,976
TerraForm Power, Inc., Class A*	3,520	44,458
Vivint Solar, Inc.*	915	2,654
		392,213
Industrial Conglomerates - 0.0%(b)
Raven Industries, Inc.	1,461	36,598

Insurance - 1.5%
Ambac Financial Group, Inc.*	1,814	44,443
American Equity Investment Life Holding Co.*	3,451	71,539
AMERISAFE, Inc.	762	48,425
Argo Group International Holdings Ltd.	1,159	73,539
Atlas Financial Holdings, Inc.*	429	7,250
Baldwin & Lyons, Inc., Class B	363	9,619
Blue Capital Reinsurance Holdings Ltd.	238	4,296
Citizens, Inc.*	1,870	17,241
CNO Financial Group, Inc.	7,215	129,148
Crawford & Co., Class B	483	6,380
Donegal Group, Inc., Class A	336	5,393
eHealth, Inc.*	725	7,366
EMC Insurance Group, Inc.	337	9,305
Employers Holdings, Inc.	1,291	45,637
Enstar Group Ltd.*	457	89,869
FBL Financial Group, Inc., Class A	395	30,237
Federated National Holding Co.	507	8,817
Ferroglobe Representation and Warranty Insurance Trust (Unit)*(d)	2,646	—
Fidelity & Guaranty Life	480	11,328
Genworth Financial, Inc., Class A*	20,265	86,734
Global Indemnity Ltd.*	338	12,628
Greenlight Capital Re Ltd., Class A*	1,184	26,936
Hallmark Financial Services, Inc.*	562	5,997
HCI Group, Inc.	348	11,254
Heritage Insurance Holdings, Inc.	1,069	15,426
Horace Mann Educators Corp.	1,632	65,525
Independence Holding Co.	286	5,677
Infinity Property & Casualty Corp.	434	37,433
Investors Title Co.	58	7,159
James River Group Holdings Ltd.	575	22,413
Kemper Corp.	1,596	65,356
Kinsale Capital Group, Inc.	269	7,669
Maiden Holdings Ltd.	2,379	36,637
MBIA, Inc.*	5,297	55,036
National General Holdings Corp.	1,950	44,050
National Western Life Group, Inc., Class A	91	23,791
Navigators Group, Inc. (The)	452	47,641
OneBeacon Insurance Group Ltd., Class A	803	12,326
Patriot National, Inc.*	437	2,705
Primerica, Inc.	1,892	133,764
RLI Corp.	1,531	91,921
Safety Insurance Group, Inc.	579	40,733
Selective Insurance Group, Inc.	2,289	94,078
State Auto Financial Corp.	623	16,067
State National Cos., Inc.	1,227	16,479
Stewart Information Services Corp.	921	43,692
Third Point Reinsurance Ltd.*	2,659	31,509
Trupanion, Inc.*	579	9,640
United Fire Group, Inc.	869	39,453
United Insurance Holdings Corp.	691	9,384
Universal Insurance Holdings, Inc.	1,318	31,632
WMIH Corp.*	8,174	13,896
		1,784,473
Internet & Direct Marketing Retail - 0.3%
1-800-Flowers.com, Inc., Class A*	1,048	11,056
Blue Nile, Inc.	444	17,902
Duluth Holdings, Inc., Class B*	387	12,968
Etsy, Inc.*	4,227	52,415
FTD Cos., Inc.*	701	16,025
Gaia, Inc.*	275	2,338
HSN, Inc.	1,260	48,006
Lands’ End, Inc.*	602	10,686
Liberty TripAdvisor Holdings, Inc., Class A*	2,922	46,898
Nutrisystem, Inc.	1,171	43,034
Overstock.com, Inc.*	531	9,001
PetMed Express, Inc.	798	17,420
Shutterfly, Inc.*	1,391	70,482
Wayfair, Inc., Class A*	1,269	46,255
		404,486
Internet Software & Services - 1.4%
2U, Inc.*	1,477	48,830
Alarm.com Holdings, Inc.*	416	12,322
Amber Road, Inc.*	712	8,281
Angie’s List, Inc.*	1,600	13,744
Appfolio, Inc., Class A*	306	6,701
Autobytel, Inc.*	352	4,875
Bankrate, Inc.*	1,909	19,567
Bazaarvoice, Inc.*	3,305	17,516
Benefitfocus, Inc.*	518	14,141
Blucora, Inc.*	1,578	22,329
Box, Inc., Class A*	1,966	29,923
Brightcove, Inc.*	1,206	10,010
Carbonite, Inc.*	715	13,227
Care.com, Inc.*	565	4,814
ChannelAdvisor Corp.*	933	13,435
Cimpress NV*	1,011	87,906
comScore, Inc.*	1,922	55,815
Cornerstone OnDemand, Inc.*	2,027	72,790
DHI Group, Inc.*	2,020	12,322
EarthLink Holdings Corp.	4,231	22,340
Endurance International Group Holdings, Inc.*	2,416	19,207
Envestnet, Inc.*	1,668	60,215
Everyday Health, Inc.*	1,141	11,923
Five9, Inc.*	1,331	21,070
Global Sources Ltd.*	330	2,970
Gogo, Inc.*	2,265	21,268
GrubHub, Inc.*	3,251	120,385
GTT Communications, Inc.*	1,062	26,975
Hortonworks, Inc.*	1,623	14,753
Instructure, Inc.*	422	8,250
Intralinks Holdings, Inc.*	1,665	18,681
j2 Global, Inc.	1,896	139,375
Limelight Networks, Inc.*	2,855	6,053
Liquidity Services, Inc.*	1,002	9,218
LivePerson, Inc.*	2,145	17,160
LogMeIn, Inc.	1,013	102,161
Marchex, Inc., Class B*	1,344	3,521
MeetMe, Inc.*	1,662	8,011
MINDBODY, Inc., Class A*	580	12,528
New Relic, Inc.*	884	28,032
NIC, Inc.	2,557	64,181
Numerex Corp., Class A*	557	4,462
Q2 Holdings, Inc.*	1,028	30,326
QuinStreet, Inc.*	1,474	4,702
Quotient Technology, Inc.*	2,580	33,024

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
RealNetworks, Inc.*	946	4,427
Reis, Inc.	351	7,669
RetailMeNot, Inc.*	1,553	14,288
Rightside Group Ltd.*	469	3,682
Shutterstock, Inc.*	763	35,907
SPS Commerce, Inc.*	667	46,203
Stamps.com, Inc.*	652	69,242
TechTarget, Inc.*	635	5,340
TrueCar, Inc.*	2,187	27,075
Web.com Group, Inc.*	1,712	27,306
WebMD Health Corp.*	1,503	80,170
Xactly Corp.*	920	12,972
XO Group, Inc.*	1,024	18,924
		1,632,544
IT Services - 1.3%
Acxiom Corp.*	3,122	82,827
ALJ Regional Holdings, Inc.*	746	3,260
Blackhawk Network Holdings, Inc.*	2,211	79,596
CACI International, Inc., Class A*	979	126,683
Cardtronics plc, Class A*	1,815	89,788
Cass Information Systems, Inc.	443	31,010
Convergys Corp.	3,583	92,692
CSG Systems International, Inc.	1,292	57,494
Datalink Corp.*	810	9,072
EPAM Systems, Inc.*	1,941	127,912
EVERTEC, Inc.	2,559	46,702
ExlService Holdings, Inc.*	1,310	62,304
Forrester Research, Inc.	401	16,401
Hackett Group, Inc. (The)	904	16,055
Information Services Group, Inc.*	1,252	4,394
Lionbridge Technologies, Inc.*	2,297	11,531
ManTech International Corp., Class A	996	42,838
MAXIMUS, Inc.	2,585	142,925
MoneyGram International, Inc.*	1,191	13,006
NCI, Inc., Class A	243	3,183
NeuStar, Inc., Class A*	2,180	52,865
Perficient, Inc.*	1,420	25,560
PFSweb, Inc.*	591	4,698
Planet Payment, Inc.*	1,704	6,850
Science Applications International Corp.	1,702	140,534
ServiceSource International, Inc.*	2,458	14,576
Sykes Enterprises, Inc.*	1,558	43,904
Syntel, Inc.	1,299	25,200
TeleTech Holdings, Inc.	661	19,004
Travelport Worldwide Ltd.	4,654	65,156
Unisys Corp.*	2,021	30,012
Virtusa Corp.*	1,114	24,753
		1,512,785
Leisure Products - 0.2%
Arctic Cat, Inc.*	527	8,031
Callaway Golf Co.	3,794	46,097
Escalade, Inc.	425	5,844
JAKKS Pacific, Inc.*	615	4,336
Johnson Outdoors, Inc., Class A	197	8,235
Malibu Boats, Inc., Class A*	726	13,213
Marine Products Corp.	433	4,901
MCBC Holdings, Inc.	311	4,180
Nautilus, Inc.*	1,235	21,242
Smith & Wesson Holding Corp.*	2,206	51,466
Sturm Ruger & Co., Inc.	748	38,447
		205,992
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc.*	928	23,154
Albany Molecular Research, Inc.*	1,046	17,625
Cambrex Corp.*	1,282	64,228
ChromaDex Corp.*	1,152	2,799
Enzo Biochem, Inc.*	1,596	10,885
Fluidigm Corp.*	1,171	7,530
INC Research Holdings, Inc., Class A*	1,667	82,516
Luminex Corp.*	1,598	32,487
Medpace Holdings, Inc.*	328	11,703
NanoString Technologies, Inc.*	596	13,112
NeoGenomics, Inc.*	2,134	19,078
Pacific Biosciences of California, Inc.*	3,233	24,603
PAREXEL International Corp.*	2,114	124,726
PRA Health Sciences, Inc.*	973	52,270
		486,716
Machinery - 2.2%
Actuant Corp., Class A	2,365	61,372
Alamo Group, Inc.	379	27,694
Albany International Corp., Class A	1,152	53,798
Altra Industrial Motion Corp.	1,013	35,455
American Railcar Industries, Inc.	311	13,961
Astec Industries, Inc.	779	51,648
Barnes Group, Inc.	2,022	93,416
Blue Bird Corp.*	219	3,570
Briggs & Stratton Corp.	1,710	35,431
Chart Industries, Inc.*	1,231	43,762
CIRCOR International, Inc.	664	42,078
CLARCOR, Inc.	1,917	135,053
Columbus McKinnon Corp.	782	20,582
DMC Global, Inc.	564	9,221
Douglas Dynamics, Inc.	891	28,467
Energy Recovery, Inc.*	1,386	15,094
EnPro Industries, Inc.	867	52,714
ESCO Technologies, Inc.	1,024	57,242
ExOne Co. (The)*	441	4,353
Federal Signal Corp.	2,416	38,173
Franklin Electric Co., Inc.	1,854	72,399
FreightCar America, Inc.	487	7,149
Gencor Industries, Inc.*	310	4,355
Global Brass & Copper Holdings, Inc.	851	24,381
Gorman-Rupp Co. (The)	709	21,235
Graham Corp.	386	8,577
Greenbrier Cos., Inc. (The)	1,093	42,408
Hardinge, Inc.	470	5,184
Harsco Corp.	3,245	45,430
Hillenbrand, Inc.	2,378	83,230
Hurco Cos., Inc.	256	8,346
Hyster-Yale Materials Handling, Inc.	378	24,404
John Bean Technologies Corp.	1,172	105,714
Joy Global, Inc.	3,968	111,223
Kadant, Inc.	431	26,981
Kennametal, Inc.	3,182	109,747
Lindsay Corp.	428	36,072
Lydall, Inc.*	670	39,999
Manitowoc Co., Inc. (The)*	5,119	30,509
Meritor, Inc.*	3,312	41,797
Milacron Holdings Corp.*	585	9,881
Miller Industries, Inc.	445	11,347
Mueller Industries, Inc.	2,281	86,655
Mueller Water Products, Inc., Class A	6,275	83,018
Navistar International Corp.*	1,994	61,335
NN, Inc.	1,055	17,882
Omega Flex, Inc.	117	5,233
Proto Labs, Inc.*	993	51,735
RBC Bearings, Inc.*	914	77,471
Rexnord Corp.*	3,338	73,436
SPX Corp.*	1,673	40,871
SPX FLOW, Inc.*	1,421	44,534
Standex International Corp.	511	45,019
Sun Hydraulics Corp.	935	37,157
Supreme Industries, Inc., Class A	524	7,430
Tennant Co.	706	53,021
Titan International, Inc.	1,780	20,577
TriMas Corp.*	1,814	38,910

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Wabash National Corp.*	2,599	35,840
Watts Water Technologies, Inc., Class A	1,119	76,428
Woodward, Inc.	2,131	144,333
		2,694,337
Marine - 0.1%
Costamare, Inc.	1,066	6,140
Matson, Inc.	1,742	65,517
Scorpio Bulkers, Inc.*	2,248	11,689
		83,346
Media - 1.0%
AMC Entertainment Holdings, Inc., Class A	872	29,604
Carmike Cinemas, Inc.*	970	32,786
Central European Media Enterprises Ltd., Class A*	3,078	8,157
Daily Journal Corp.*	45	10,878
Entercom Communications Corp., Class A	1,044	15,869
Entravision Communications Corp., Class A	2,618	17,279
Eros International plc*	1,191	16,734
EW Scripps Co. (The), Class A*	2,397	41,037
Gannett Co., Inc.	4,733	45,153
Global Eagle Entertainment, Inc.*	1,885	12,102
Gray Television, Inc.*	2,581	26,068
Hemisphere Media Group, Inc.*	217	2,571
IMAX Corp.*	2,372	75,785
Liberty Media Corp-Liberty Braves, Class A*	367	7,395
Liberty Media Corp-Liberty Braves, Class C*	1,266	25,155
Liberty Media Corp-Liberty Media, Class A*	920	28,787
Liberty Media Corp-Liberty Media, Class C*	1,860	57,939
Loral Space & Communications, Inc.*	518	20,409
MDC Partners, Inc., Class A	2,061	12,778
Media General, Inc.*	4,391	80,663
Meredith Corp.	1,511	83,936
MSG Networks, Inc., Class A*	2,396	48,998
National CineMedia, Inc.	2,478	38,012
New Media Investment Group, Inc.	1,564	24,023
New York Times Co. (The), Class A	5,011	65,143
Nexstar Broadcasting Group, Inc., Class A	1,201	71,640
Radio One, Inc., Class D*	994	2,883
Reading International, Inc., Class A*	677	10,636
Saga Communications, Inc., Class A	148	7,074
Salem Media Group, Inc.	444	2,531
Scholastic Corp.	1,089	48,014
Sinclair Broadcast Group, Inc., Class A	2,662	86,648
Time, Inc.	4,138	67,036
Townsquare Media, Inc., Class A*	348	3,038
tronc, Inc.	1,074	13,983
World Wrestling Entertainment, Inc., Class A	1,455	27,325
		1,168,069
Metals & Mining - 0.8%
AK Steel Holding Corp.*	9,550	87,191
Allegheny Technologies, Inc.	4,371	76,667
Ampco-Pittsburgh Corp.	345	5,365
Carpenter Technology Corp.	1,861	66,568
Century Aluminum Co.*	2,007	18,504
Cliffs Natural Resources, Inc.*	8,881	78,242
Coeur Mining, Inc.*	6,524	62,957
Commercial Metals Co.	4,627	101,840
Ferroglobe plc	2,632	30,031
Gold Resource Corp.	2,013	8,676
Handy & Harman Ltd.*	117	2,703
Haynes International, Inc.	500	21,785
Hecla Mining Co.	15,366	93,425
Kaiser Aluminum Corp.	712	58,662
Materion Corp.	802	30,757
Olympic Steel, Inc.	369	9,022
Ryerson Holding Corp.*	508	7,264
Schnitzer Steel Industries, Inc., Class A	1,052	29,351
Stillwater Mining Co.*	4,922	73,978
SunCoke Energy, Inc.*	2,595	29,635
TimkenSteel Corp.*	1,588	25,090
Worthington Industries, Inc.	1,813	102,036
		1,019,749
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AG Mortgage Investment Trust, Inc.	1,131	19,894
Altisource Residential Corp.	2,106	24,809
Anworth Mortgage Asset Corp.	3,854	20,041
Apollo Commercial Real Estate Finance, Inc.	2,904	49,833
Ares Commercial Real Estate Corp.	1,081	14,626
ARMOUR Residential REIT, Inc.	1,479	32,893
Capstead Mortgage Corp.	3,845	39,757
Colony Capital, Inc.	4,531	92,931
CYS Investments, Inc.	6,100	49,044
Dynex Capital, Inc.	1,807	12,486
Great Ajax Corp.	599	7,763
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,636	32,524
Invesco Mortgage Capital, Inc.	4,533	67,542
Ladder Capital Corp.	1,543	22,142
MTGE Investment Corp.	1,851	30,912
New Residential Investment Corp.	9,787	151,209
New York Mortgage Trust, Inc.	4,430	29,592
Orchid Island Capital, Inc.	971	10,409
Owens Realty Mortgage, Inc.	405	7,359
PennyMac Mortgage Investment Trust	2,743	44,656
Redwood Trust, Inc.	3,071	46,741
Resource Capital Corp.	1,219	10,288
Western Asset Mortgage Capital Corp.	1,648	17,617
		835,068
Multiline Retail - 0.1%
Big Lots, Inc.	1,795	90,845
Fred’s, Inc., Class A	1,422	14,206
Ollie’s Bargain Outlet Holdings, Inc.*	815	24,491
Sears Holdings Corp.*	454	5,847
Tuesday Morning Corp.*	1,808	8,407
		143,796
Multi-Utilities - 0.3%
Avista Corp.	2,548	103,118
Black Hills Corp.	2,078	122,082
NorthWestern Corp.	1,960	109,956
Unitil Corp.	559	23,741
		358,897
Oil, Gas & Consumable Fuels - 1.5%
Abraxas Petroleum Corp.*	4,972	10,441
Adams Resources & Energy, Inc.	85	3,361
Alon USA Energy, Inc.	1,270	11,862
Ardmore Shipping Corp.	1,135	7,718
Bill Barrett Corp.*	1,973	15,429
California Resources Corp.*	1,277	22,220
Callon Petroleum Co.*	5,851	103,212
Carrizo Oil & Gas, Inc.*	2,247	95,138
Clayton Williams Energy, Inc.*	240	27,048
Clean Energy Fuels Corp.*	3,530	12,849
Cobalt International Energy, Inc.*	16,428	22,178

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Contango Oil & Gas Co.*	901	8,911
CVR Energy, Inc.	637	10,657
Delek US Holdings, Inc.	2,482	49,913
Denbury Resources, Inc.*	14,159	53,521
DHT Holdings, Inc.	3,695	13,117
Dorian LPG Ltd.*	974	6,799
Earthstone Energy, Inc.*	85	1,236
Eclipse Resources Corp.*	2,296	6,773
EP Energy Corp., Class A*	1,558	8,273
Erin Energy Corp.*	582	1,164
Evolution Petroleum Corp.	983	8,306
EXCO Resources, Inc.*	5,635	5,804
Frontline Ltd.	2,616	18,390
GasLog Ltd.	1,647	25,858
Gener8 Maritime, Inc.*	1,581	6,419
Golar LNG Ltd.	3,582	87,401
Green Plains, Inc.	1,457	39,485
Isramco, Inc.*	30	3,533
Jones Energy, Inc., Class A*	2,294	10,552
Matador Resources Co.*	3,343	89,058
Navios Maritime Acquisition Corp.	3,247	5,195
Nordic American Tankers Ltd.	3,972	34,080
Northern Oil and Gas, Inc.*	1,882	4,235
Oasis Petroleum, Inc.*	9,388	140,538
Overseas Shipholding Group, Inc., Class A	1,556	12,028
Pacific Ethanol, Inc.*	1,155	9,933
Panhandle Oil and Gas, Inc., Class A	616	15,092
Par Pacific Holdings, Inc.*	1,238	18,322
PDC Energy, Inc.*	2,254	167,810
Renewable Energy Group, Inc.*	1,543	15,044
REX American Resources Corp.*	228	22,271
Ring Energy, Inc.*	1,438	18,406
RSP Permian, Inc.*	3,954	176,546
Sanchez Energy Corp.*	2,250	18,923
Scorpio Tankers, Inc.	6,580	27,833
SemGroup Corp., Class A	2,665	96,073
Ship Finance International Ltd.	2,413	34,747
Synergy Resources Corp.*	7,483	71,014
Teekay Corp.	1,973	15,567
Teekay Tankers Ltd., Class A	4,690	10,881
W&T Offshore, Inc.*	1,431	2,418
Western Refining, Inc.	3,249	116,542
Westmoreland Coal Co.*	741	12,834
		1,832,958
Paper & Forest Products - 0.4%
Boise Cascade Co.*	1,571	35,819
Clearwater Paper Corp.*	682	42,420
Deltic Timber Corp.	429	29,906
KapStone Paper and Packaging Corp.	3,478	71,056
Louisiana-Pacific Corp.*	5,807	112,307
Neenah Paper, Inc.	669	56,798
PH Glatfelter Co.	1,751	40,220
Schweitzer-Mauduit International, Inc.	1,219	51,247
		439,773
Personal Products - 0.2%
Avon Products, Inc.*	17,735	95,237
Inter Parfums, Inc.	704	24,253
Lifevantage Corp.*	553	4,474
Medifast, Inc.	420	16,414
Natural Health Trends Corp.	297	7,511
Nature’s Sunshine Products, Inc.	343	5,179
Nutraceutical International Corp.*	333	10,739
Revlon, Inc., Class A*	472	13,098
Synutra International, Inc.*	849	4,372
USANA Health Sciences, Inc.*	418	25,477
		206,754
Pharmaceuticals - 1.0%
AcelRx Pharmaceuticals, Inc.*	1,424	4,414
Aclaris Therapeutics, Inc.*	381	11,411
Aerie Pharmaceuticals, Inc.*	970	36,036
Agile Therapeutics, Inc.*	535	3,675
Amphastar Pharmaceuticals, Inc.*	1,433	29,047
Ampio Pharmaceuticals, Inc.*	1,939	1,474
ANI Pharmaceuticals, Inc.*	319	18,799
Aratana Therapeutics, Inc.*	1,344	9,583
Axsome Therapeutics, Inc.*	447	2,928
Bio-Path Holdings, Inc.*	3,561	4,380
Catalent, Inc.*	4,009	95,935
Cempra, Inc.*	1,796	11,674
Clearside Biomedical, Inc.*	333	4,875
Collegium Pharmaceutical, Inc.*	545	9,025
Corcept Therapeutics, Inc.*	3,007	25,229
Depomed, Inc.*	2,457	46,929
Dermira, Inc.*	989	31,628
Durect Corp.*	5,079	6,653
Egalet Corp.*	892	6,003
Endocyte, Inc.*	1,530	4,070
Flex Pharma, Inc.*	430	2,645
Heska Corp.*	245	16,197
Horizon Pharma plc*	6,496	128,621
Impax Laboratories, Inc.*	2,948	42,599
Innoviva, Inc.*	3,253	33,636
Intersect ENT, Inc.*	1,026	10,670
Intra-Cellular Therapies, Inc.*	1,381	19,251
Lannett Co., Inc.*	1,116	25,556
Lipocine, Inc.*	667	2,281
Medicines Co. (The)*	2,710	95,121
MyoKardia, Inc.*	518	8,159
Nektar Therapeutics*	5,729	70,381
Neos Therapeutics, Inc.*	553	3,926
Ocular Therapeutix, Inc.*	721	6,698
Omeros Corp.*	1,628	20,008
Pacira Pharmaceuticals, Inc.*	1,466	46,692
Paratek Pharmaceuticals, Inc.*	737	9,913
Phibro Animal Health Corp., Class A	754	20,697
Prestige Brands Holdings, Inc.*	2,142	101,895
Reata Pharmaceuticals, Inc., Class A*	229	5,952
Revance Therapeutics, Inc.*	823	13,785
SciClone Pharmaceuticals, Inc.*	2,018	20,079
Sucampo Pharmaceuticals, Inc., Class A*	944	15,340
Supernus Pharmaceuticals, Inc.*	1,888	40,686
Teligent, Inc.*	1,667	11,986
Tetraphase Pharmaceuticals, Inc.*	1,464	6,134
TherapeuticsMD, Inc.*	6,041	35,884
Theravance Biopharma, Inc.*	1,460	40,646
Titan Pharmaceuticals, Inc.*	757	3,331
WaVe Life Sciences Ltd.*	298	10,609
Zogenix, Inc.*	1,000	12,600
		1,245,746
Professional Services - 0.8%
Acacia Research Corp.*	2,010	13,869
Advisory Board Co. (The)*	1,648	58,339
Barrett Business Services, Inc.	284	16,554
CBIZ, Inc.*	1,987	24,639
CEB, Inc.	1,294	76,281
Cogint, Inc.*	611	2,016
CRA International, Inc.	322	10,581
Exponent, Inc.	1,029	62,409
Franklin Covey Co.*	411	8,549
FTI Consulting, Inc.*	1,671	71,352
GP Strategies Corp.*	512	13,440
Heidrick & Struggles International, Inc.	737	15,624
Hill International, Inc.*	1,301	5,204
Huron Consulting Group, Inc.*	871	45,945
ICF International, Inc.*	726	40,184
Insperity, Inc.	631	45,684

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Kelly Services, Inc., Class A	1,183	23,826
Kforce, Inc.	986	21,791
Korn/Ferry International	2,307	58,552
Mistras Group, Inc.*	691	16,335
Navigant Consulting, Inc.*	1,914	47,276
On Assignment, Inc.*	2,047	84,521
Resources Connection, Inc.	1,435	23,103
RPX Corp.*	1,999	20,890
TriNet Group, Inc.*	1,696	42,790
TrueBlue, Inc.*	1,696	35,531
WageWorks, Inc.*	1,470	108,560
		993,845
Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	1,877	82,719
Altisource Portfolio Solutions SA*	464	12,500
AV Homes, Inc.*	493	7,814
Consolidated-Tomoka Land Co.	165	8,806
Forestar Group, Inc.*	1,376	18,439
FRP Holdings, Inc.*	253	9,601
Griffin Industrial Realty, Inc.	29	912
HFF, Inc., Class A	1,445	41,905
Kennedy-Wilson Holdings, Inc.	3,321	70,903
Marcus & Millichap, Inc.*	585	16,058
RE/MAX Holdings, Inc., Class A	714	34,986
RMR Group, Inc. (The), Class A	279	11,579
St Joe Co. (The)*	2,033	42,287
Stratus Properties, Inc.*	251	7,467
Tejon Ranch Co.*	561	14,721
Trinity Place Holdings, Inc.*	779	7,790
		388,487
Road & Rail - 0.3%
ArcBest Corp.	990	30,145
Celadon Group, Inc.	1,097	8,831
Covenant Transportation Group, Inc., Class A*	477	9,888
Heartland Express, Inc.	1,854	39,880
Knight Transportation, Inc.	2,695	94,325
Marten Transport Ltd.	926	22,548
PAM Transportation Services, Inc.*	95	2,355
Roadrunner Transportation Systems, Inc.*	1,232	12,357
Saia, Inc.*	1,013	42,293
Swift Transportation Co.*	3,007	75,085
Universal Logistics Holdings, Inc.	336	4,771
USA Truck, Inc.*	328	2,955
Werner Enterprises, Inc.	1,798	48,636
YRC Worldwide, Inc.*	1,310	16,611
		410,680
Semiconductors & Semiconductor Equipment - 2.4%
Acacia Communications, Inc.*	211	14,614
Advanced Energy Industries, Inc.*	1,590	87,784
Advanced Micro Devices, Inc.*	30,289	269,875
Alpha & Omega Semiconductor Ltd.*	732	15,921
Ambarella, Inc.*	1,290	79,361
Amkor Technology, Inc.*	4,032	47,658
Applied Micro Circuits Corp.*	3,056	26,740
Axcelis Technologies, Inc.*	1,172	15,998
Brooks Automation, Inc.	2,737	44,613
Cabot Microelectronics Corp.	947	56,422
Cavium, Inc.*	2,597	148,107
CEVA, Inc.*	793	25,217
Cirrus Logic, Inc.*	2,522	138,710
Cohu, Inc.	1,062	13,222
Diodes, Inc.*	1,533	37,329
DSP Group, Inc.*	867	10,144
Entegris, Inc.*	5,694	102,207
Exar Corp.*	1,644	16,424
FormFactor, Inc.*	2,767	30,990
GigPeak, Inc.*	2,348	6,316
Impinj, Inc.*	225	6,145
Inphi Corp.*	1,617	73,040
Integrated Device Technology, Inc.*	5,426	126,968
Intersil Corp., Class A	5,409	119,809
IXYS Corp.	1,012	11,840
Kopin Corp.*	2,481	6,351
Lattice Semiconductor Corp.*	4,828	33,844
M/A-COM Technology Solutions Holdings, Inc.*	937	46,681
MaxLinear, Inc., Class A*	2,248	45,927
Microsemi Corp.*	4,586	251,083
MKS Instruments, Inc.	2,143	123,330
Monolithic Power Systems, Inc.	1,569	128,721
Nanometrics, Inc.*	952	22,762
NeoPhotonics Corp.*	1,240	16,021
NVE Corp.	191	12,753
PDF Solutions, Inc.*	1,088	25,622
Photronics, Inc.*	2,629	26,290
Power Integrations, Inc.	1,104	74,299
Rambus, Inc.*	4,378	57,571
Rudolph Technologies, Inc.*	1,206	23,638
Semtech Corp.*	2,603	73,144
Sigma Designs, Inc.*	1,443	10,823
Silicon Laboratories, Inc.*	1,663	110,340
Synaptics, Inc.*	1,412	77,067
Tessera Technologies, Inc.	1,983	78,527
Ultra Clean Holdings, Inc.*	1,291	12,962
Ultratech, Inc.*	871	19,963
Veeco Instruments, Inc.*	1,601	42,667
Xcerra Corp.*	2,130	13,504
		2,859,344
Software - 2.3%
8x8, Inc.*	3,552	48,485
A10 Networks, Inc.*	1,775	14,555
ACI Worldwide, Inc.*	4,644	86,425
American Software, Inc., Class A	1,039	11,450
Aspen Technology, Inc.*	3,330	175,924
Barracuda Networks, Inc.*	886	19,527
Blackbaud, Inc.	1,902	119,408
Bottomline Technologies de, Inc.*	1,618	40,547
BroadSoft, Inc.*	1,185	49,177
Callidus Software, Inc.*	2,454	38,528
CommVault Systems, Inc.*	1,558	84,132
Digimarc Corp.*	390	12,109
Ebix, Inc.	1,014	60,434
Ellie Mae, Inc.*	1,319	108,883
EnerNOC, Inc.*	1,077	6,354
Exa Corp.*	558	8,275
Fair Isaac Corp.	1,249	141,999
Gigamon, Inc.*	1,308	69,782
Globant SA*	1,035	35,459
Glu Mobile, Inc.*	4,142	9,320
Guidance Software, Inc.*	909	6,408
HubSpot, Inc.*	1,162	65,188
Imperva, Inc.*	1,155	44,063
Interactive Intelligence Group, Inc.*	723	43,705
Jive Software, Inc.*	2,324	8,831
Majesco*	236	1,180
Mentor Graphics Corp.	4,314	157,677
MicroStrategy, Inc., Class A*	381	73,925
Mitek Systems, Inc.*	1,186	6,642
MobileIron, Inc.*	1,873	7,773
Model N, Inc.*	893	7,992
Monotype Imaging Holdings, Inc.	1,633	32,007
Park City Group, Inc.*	521	7,607
Paycom Software, Inc.*	1,770	79,420
Paylocity Holding Corp.*	868	28,739
Pegasystems, Inc.	1,451	52,381
Progress Software Corp.	2,018	59,672
Proofpoint, Inc.*	1,644	126,604
PROS Holdings, Inc.*	1,013	24,201

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
QAD, Inc., Class A	378	10,962
Qualys, Inc.*	1,094	36,321
Rapid7, Inc.*	802	9,303
RealPage, Inc.*	2,176	62,234
RingCentral, Inc., Class A*	2,360	50,858
Rosetta Stone, Inc.*	777	6,286
Rubicon Project, Inc. (The)*	1,499	11,317
Sapiens International Corp. NV	976	14,455
SecureWorks Corp., Class A*	245	3,026
Silver Spring Networks, Inc.*	1,526	21,288
Synchronoss Technologies, Inc.*	1,662	80,574
Take-Two Interactive Software, Inc.*	3,350	164,920
Tangoe, Inc.*	1,113	8,815
Telenav, Inc.*	1,311	7,866
TiVo Corp.*	4,714	95,459
TubeMogul, Inc.*	886	12,404
Varonis Systems, Inc.*	430	12,556
VASCO Data Security International, Inc.*	1,213	17,589
Verint Systems, Inc.*	2,500	93,875
VirnetX Holding Corp.*	1,948	6,136
Workiva, Inc.*	885	13,187
Zendesk, Inc.*	3,268	69,576
Zix Corp.*	2,142	9,532
		2,793,327
Specialty Retail - 1.6%
Aaron’s, Inc.	2,646	77,051
Abercrombie & Fitch Co., Class A	2,741	39,388
American Eagle Outfitters, Inc.	6,708	111,084
America’s Car-Mart, Inc.*	318	14,485
Asbury Automotive Group, Inc.*	804	47,235
Ascena Retail Group, Inc.*	6,966	42,075
At Home Group, Inc.*	336	4,328
Barnes & Noble Education, Inc.*	1,613	18,340
Barnes & Noble, Inc.	2,545	32,067
Big 5 Sporting Goods Corp.	714	13,816
Boot Barn Holdings, Inc.*	538	8,490
Buckle, Inc. (The)	1,152	29,146
Build-A-Bear Workshop, Inc.*	545	7,821
Caleres, Inc.	1,725	56,476
Cato Corp. (The), Class A	1,027	30,399
Chico’s FAS, Inc.	5,254	80,439
Children’s Place, Inc. (The)	754	78,303
Citi Trends, Inc.	579	10,051
Conn’s, Inc.*	817	9,191
Container Store Group, Inc. (The)*	642	3,691
Destination XL Group, Inc.*	1,460	5,986
DSW, Inc., Class A	2,709	64,366
Express, Inc.*	2,994	40,000
Finish Line, Inc. (The), Class A	1,683	37,767
Five Below, Inc.*	2,157	84,900
Francesca’s Holdings Corp.*	1,540	24,609
Genesco, Inc.*	827	52,266
GNC Holdings, Inc., Class A	2,763	39,925
Group 1 Automotive, Inc.	837	60,758
Guess?, Inc.	2,463	37,733
Haverty Furniture Cos., Inc.	750	16,200
Hibbett Sports, Inc.*	920	37,030
Kirkland’s, Inc.*	594	8,726
Lithia Motors, Inc., Class A	957	87,948
Lumber Liquidators Holdings, Inc.*	1,060	18,709
MarineMax, Inc.*	996	18,725
Monro Muffler Brake, Inc.	1,265	75,647
Office Depot, Inc.	22,279	108,499
Party City Holdco, Inc.*	1,084	17,398
Pier 1 Imports, Inc.	3,260	18,223
Rent-A-Center, Inc.	2,088	24,116
Restoration Hardware Holdings, Inc.*	1,558	56,166
Sears Hometown and Outlet Stores, Inc.*	454	2,724
Select Comfort Corp.*	1,864	42,164
Shoe Carnival, Inc.	578	15,079
Sonic Automotive, Inc., Class A	1,127	23,836
Sportsman’s Warehouse Holdings, Inc.*	1,040	9,360
Stage Stores, Inc.	1,032	4,489
Stein Mart, Inc.	1,253	6,240
Tailored Brands, Inc.	1,966	36,882
Tile Shop Holdings, Inc.*	1,311	26,286
Tilly’s, Inc., Class A*	470	4,639
Vitamin Shoppe, Inc.*	974	24,204
West Marine, Inc.*	742	7,138
Winmark Corp.	91	10,442
Zumiez, Inc.*	726	18,005
		1,881,061
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp.*	4,320	59,832
Avid Technology, Inc.*	1,294	5,448
CPI Card Group, Inc.	845	3,169
Cray, Inc.*	1,622	31,304
Diebold, Inc.	2,755	62,814
Eastman Kodak Co.*	685	10,378
Electronics For Imaging, Inc.*	1,892	82,340
Immersion Corp.*	1,165	11,999
Nimble Storage, Inc.*	2,535	19,215
Pure Storage, Inc., Class A*	2,743	38,265
Stratasys Ltd.*	1,975	35,649
Super Micro Computer, Inc.*	1,557	42,584
USA Technologies, Inc.*	1,443	6,133
		409,130
Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Co.	1,086	61,761
Crocs, Inc.*	2,967	20,769
Culp, Inc.	432	14,580
Deckers Outdoor Corp.*	1,306	77,681
Delta Apparel, Inc.*	286	5,837
Fossil Group, Inc.*	1,687	56,379
G-III Apparel Group Ltd.*	1,730	46,987
Iconix Brand Group, Inc.*	1,725	15,473
Movado Group, Inc.	619	17,487
Oxford Industries, Inc.	612	44,468
Perry Ellis International, Inc.*	506	12,913
Sequential Brands Group, Inc.*	1,581	8,095
Steven Madden Ltd.*	2,480	91,884
Superior Uniform Group, Inc.	324	6,218
Unifi, Inc.*	629	19,574
Vera Bradley, Inc.*	816	11,767
Vince Holding Corp.*	868	3,689
Wolverine World Wide, Inc.	3,901	87,889
		603,451
Thrifts & Mortgage Finance - 1.4%
Astoria Financial Corp.	3,707	60,609
Bank Mutual Corp.	1,643	14,705
BankFinancial Corp.	611	8,615
Bear State Financial, Inc.	722	7,148
Beneficial Bancorp, Inc.	2,827	49,190
BofI Holding, Inc.*	2,415	57,066
Capitol Federal Financial, Inc.	5,133	81,666
Charter Financial Corp.	549	7,856
Clifton Bancorp, Inc.	880	14,370
Dime Community Bancshares, Inc.	1,258	23,525
ESSA Bancorp, Inc.	328	4,858
Essent Group Ltd.*	3,007	91,774
EverBank Financial Corp.	4,146	80,018
Federal Agricultural Mortgage Corp., Class C	346	18,687
First Defiance Financial Corp.	353	16,340
Flagstar Bancorp, Inc.*	842	23,728
Greene County Bancorp, Inc.	122	2,654
Hingham Institution for Savings	54	9,046

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Home Bancorp, Inc.	233	7,852
HomeStreet, Inc.*	951	27,627
Impac Mortgage Holdings, Inc.*	403	6,182
Kearny Financial Corp.	3,715	56,282
Lake Sunapee Bank Group	315	6,867
LendingTree, Inc.*	256	26,829
Meridian Bancorp, Inc.	1,942	34,470
Meta Financial Group, Inc.	332	30,195
MGIC Investment Corp.*	13,741	124,631
Nationstar Mortgage Holdings, Inc.*	1,304	22,142
NMI Holdings, Inc., Class A*	1,988	17,097
Northfield Bancorp, Inc.	1,695	31,408
Northwest Bancshares, Inc.	3,868	70,282
OceanFirst Financial Corp.	825	19,569
Ocwen Financial Corp.*	4,050	20,817
Oritani Financial Corp.	1,554	27,428
PennyMac Financial Services, Inc., Class A*	548	9,535
PHH Corp.*	2,132	30,957
Provident Bancorp, Inc.*	178	3,275
Provident Financial Holdings, Inc.	266	5,243
Provident Financial Services, Inc.	2,458	66,219
Radian Group, Inc.	8,669	126,221
SI Financial Group, Inc.	447	6,258
Southern Missouri Bancorp, Inc.	234	6,763
Territorial Bancorp, Inc.	305	9,598
TrustCo Bank Corp.	3,675	29,951
United Community Financial Corp.	1,874	15,329
United Financial Bancorp, Inc.	2,020	34,098
Walker & Dunlop, Inc.*	1,108	32,564
Washington Federal, Inc.	3,661	118,799
Waterstone Financial, Inc.	1,025	18,347
Western New England Bancorp, Inc.	1,010	8,484
WSFS Financial Corp.	1,154	49,218
		1,672,392
Tobacco - 0.1%
Alliance One International, Inc.*	336	4,973
Turning Point Brands, Inc.*	240	3,485
Universal Corp.	894	49,214
Vector Group Ltd.	3,737	79,785
		137,457
Trading Companies & Distributors - 0.7%
Aircastle Ltd.	1,923	41,306
Applied Industrial Technologies, Inc.	1,462	87,501
Beacon Roofing Supply, Inc.*	2,407	111,661
BMC Stock Holdings, Inc.*	2,219	41,828
CAI International, Inc.*	630	5,563
DXP Enterprises, Inc.*	522	17,586
GATX Corp.	1,647	89,992
GMS, Inc.*	286	7,182
H&E Equipment Services, Inc.	1,270	23,381
Kaman Corp.	1,080	52,618
Lawson Products, Inc.*	254	6,020
MRC Global, Inc.*	3,774	75,971
Neff Corp., Class A*	383	5,036
NOW, Inc.*	4,310	92,837
Real Industry, Inc.*	1,054	6,166
Rush Enterprises, Inc., Class A*	1,185	35,846
Rush Enterprises, Inc., Class B*	265	7,322
SiteOne Landscape Supply, Inc.*	470	15,745
Textainer Group Holdings Ltd.	913	8,856
Titan Machinery, Inc.*	713	9,975
Triton International Ltd.	1,615	31,153
Univar, Inc.*	1,729	43,052
Veritiv Corp.*	332	15,554
Willis Lease Finance Corp.*	157	4,206
		836,357
Transportation Infrastructure - 0.0%(b)
Wesco Aircraft Holdings, Inc.*	2,240	33,040

Water Utilities - 0.2%
American States Water Co.	1,471	62,370
Artesian Resources Corp., Class A	311	9,803
California Water Service Group	1,934	66,820
Connecticut Water Service, Inc.	435	23,716
Consolidated Water Co. Ltd.	585	6,406
Global Water Resources, Inc.	332	2,805
Middlesex Water Co.	639	26,033
SJW Group	657	35,261
York Water Co. (The)	517	18,819
		252,033
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	1,434	17,495
NII Holdings, Inc.*	2,155	3,663
Shenandoah Telecommunications Co.	1,862	52,229
Spok Holdings, Inc.	825	15,015
		88,402
TOTAL COMMON STOCKS (Cost $75,678,276)		73,714,607

	No. of Rights

RIGHTS - 0.0%(b)

Biotechnology - 0.0%(b)
Dyax Corp., CVR*(d)(e)	4,673	5,187

Internet & Direct Marketing Retail - 0.0%
Overstock.com, Inc., expiring 12/6/2016*(d)(e)	45	—

Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc., CVR*(d)(e)	363	—

Wireless Telecommunication Services - 0.0%(b)
Leap Wireless International, Inc., CVR*(d)(e)	3,034	7,646

TOTAL RIGHTS (Cost $—)		12,833

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 3.7%

REPURCHASE AGREEMENT(f) - 3.7%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $4,497,795 (Cost $4,497,763)	4,497,763	4,497,763

Total Investments - 65.0% (Cost $80,176,039)		78,225,203
Other Assets Less Liabilities - 35.0%		42,103,833
Net assets - 100.0%		120,329,036

See accompanying notes to the financial statements.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $15,041,844.
(b)	Represents less than 0.05% of net assets.
(c)	Amount represents less than one share.
(d)

Security fair valued as of 11/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 11/30/2016 amounted to $15,828, which represents approximately 0.01% of net assets of the Fund.

(e)	Illiquid security.
(f)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

CVR                                             Contingent Value Rights — No defined expiration

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,076,860
Aggregate gross unrealized depreciation	(4,157,648)
Net unrealized depreciation	$(2,080,788)
Federal income tax cost of investments	$80,305,991

Futures Contracts Purchased
UltraPro Russell2000 had the following open long futures contracts as of November 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	47	12/16/2016	$6,209,640	$685,217

Cash collateral in the amount of $277,300 was pledged to cover margin requirements for open futures contracts as of November 30, 2016.

See accompanying notes to the financial statements.

Swap Agreements(1)

UltraPro Russell2000 had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$47,785,553	1/8/2018	Bank of America NA	0.24%	Russell 2000® Index	$10,493,156	$(10,493,156)	$—	$—
10,332,398	11/6/2017	Citibank NA	0.26%	Russell 2000® Index	8,841,935	(8,838,037)	(3,898)	—
47,597,233	1/8/2018	Credit Suisse International	0.29%	Russell 2000® Index	5,276,843	—	(5,276,843)	—
397,369	11/6/2017	Goldman Sachs International	0.26%	iShares® Russell 2000 ETF	41,793
23,078,604	1/8/2018	Goldman Sachs International	0.61%	Russell 2000® Index	5,756,668
23,475,973					5,798,461	(5,798,461)	—	—
1,467,319	11/6/2018	Morgan Stanley & Co. International plc	0.04%	iShares® Russell 2000 ETF	145,352
97,704,250	1/8/2018	Morgan Stanley & Co. International plc	0.29%	Russell 2000® Index	3,743,297
99,171,569					3,888,649	(3,888,649)	—	—
37,103,185	11/6/2017	Societe Generale	0.54%	Russell 2000® Index	5,296,845	—	(5,296,845)	—
15,605,951	11/6/2018	UBS AG	0.29%	Russell 2000® Index	1,264,364	—	(1,264,364)	—
$281,071,862					$40,860,253

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Ultra Financials

Schedule of Portfolio Investments

November 30, 2016 (Unaudited)

Investments	Shares		Value ($)

COMMON STOCKS(a) - 78.0%

Banks - 25.2%
Associated Banc-Corp.	20,094		459,148
BancorpSouth, Inc.	11,638		332,265
Bank of America Corp.	1,380,062		29,146,909
Bank of Hawaii Corp.	5,797		483,296
Bank of the Ozarks, Inc.	12,284		596,020
BankUnited, Inc.	14,085		499,032
BB&T Corp.	110,150		4,984,287
BOK Financial Corp.	2,850		228,912
Cathay General Bancorp	10,025		351,878
CIT Group, Inc.	27,278		1,114,306
Citigroup, Inc.	392,913		22,156,364
Citizens Financial Group, Inc.	70,251		2,354,111
Comerica, Inc.	23,518		1,499,272
Commerce Bancshares, Inc.	11,795		646,481
Cullen/Frost Bankers, Inc.	7,475		615,267
East West Bancorp, Inc.	19,488		933,085
Fifth Third Bancorp	103,642		2,696,765
First Financial Bankshares, Inc.	8,934		384,609
First Horizon National Corp.	31,377		598,673
First Republic Bank	20,264		1,659,622
FNB Corp.	28,416		434,196
Fulton Financial Corp.	23,404		415,421
Glacier Bancorp, Inc.	10,301		353,324
Hancock Holding Co.	10,487		435,735
Huntington Bancshares, Inc.	146,802		1,829,153
IBERIABANK Corp.	5,550		459,818
International Bancshares Corp.	7,848		305,483
Investors Bancorp, Inc.	41,977		568,369
JPMorgan Chase & Co.	488,472		39,160,800
KeyCorp	146,350		2,533,319
M&T Bank Corp.	21,201		3,051,672
MB Financial, Inc.	9,652		417,642
PacWest Bancorp	16,284		834,555
People’s United Financial, Inc.	42,053		787,232
PNC Financial Services Group, Inc. (The)	66,456		7,346,046
Popular, Inc.	14,029		570,279
PrivateBancorp, Inc.	10,751		502,932
Prosperity Bancshares, Inc.	9,396		621,357
Regions Financial Corp.	169,749		2,298,401
Signature Bank*	7,260		1,088,347
SunTrust Banks, Inc.	67,809		3,522,678
SVB Financial Group*	7,037		1,112,057
Synovus Financial Corp.	16,625		643,554
TCF Financial Corp.	23,131		401,323
Texas Capital Bancshares, Inc.*	6,215		452,141
Trustmark Corp.	9,145		308,278
UMB Financial Corp.	5,894		448,062
Umpqua Holdings Corp.	29,779		529,173
United Bankshares, Inc.	9,090		419,503
US Bancorp	217,574		10,796,022
Valley National Bancorp	34,414		390,255
Webster Financial Corp.	12,398		615,065
Wells Fargo & Co.	614,108		32,498,595
Western Alliance Bancorp*	12,789		597,502
Wintrust Financial Corp.	6,988		460,090
Zions Bancorp	27,739		1,103,735
			190,052,416
Capital Markets - 11.0%
Affiliated Managers Group, Inc.*	7,285		1,078,908
Ameriprise Financial, Inc.	21,830		2,493,204
Bank of New York Mellon Corp. (The)	144,389		6,846,926
BlackRock, Inc.	16,500		6,118,035
CBOE Holdings, Inc.	10,993		757,418
Charles Schwab Corp. (The)	162,816		6,294,467
CME Group, Inc.	45,825		5,174,101
Donnelley Financial Solutions, Inc.*	3,542		67,546
E*TRADE Financial Corp.*	37,012		1,277,284
Eaton Vance Corp.	15,339		620,309
FactSet Research Systems, Inc.	5,498		880,615
Federated Investors, Inc., Class B	12,690		348,848
Financial Engines, Inc.	7,186		250,432
Franklin Resources, Inc.	47,527		1,865,910
Goldman Sachs Group, Inc. (The)	50,995		11,182,694
Intercontinental Exchange, Inc.	80,556		4,462,802
Invesco Ltd.	55,436		1,735,701
Janus Capital Group, Inc.	19,361		261,373
Legg Mason, Inc.	12,473		397,889
LPL Financial Holdings, Inc.	10,721		441,598
MarketAxess Holdings, Inc.	5,089		843,603
Moody’s Corp.	22,625		2,273,812
Morgan Stanley	199,081		8,233,990
MSCI, Inc.	12,797		1,008,404
Nasdaq, Inc.	15,439		989,485
Northern Trust Corp.	28,805		2,366,331
NorthStar Asset Management Group, Inc.	25,560		377,266
Raymond James Financial, Inc.	17,053		1,226,793
S&P Global, Inc.	35,702		4,248,181
SEI Investments Co.	18,326		864,621
State Street Corp.	49,580		3,906,904
Stifel Financial Corp.*	8,954		446,357
T Rowe Price Group, Inc.	33,613		2,489,379
TD Ameritrade Holding Corp.	32,744		1,342,831
Waddell & Reed Financial, Inc., Class A	11,203		218,795
			83,392,812
Consumer Finance - 3.2%
Ally Financial, Inc.	65,408		1,270,223
American Express Co.	104,940		7,559,878
Capital One Financial Corp.	68,440		5,751,698
Discover Financial Services	54,585		3,699,225
LendingClub Corp.*	42,847		242,514
Navient Corp.	42,874		738,719
PRA Group, Inc.*	6,267		225,299
SLM Corp.*	57,872		582,771
Synchrony Financial	107,138		3,702,689
			23,773,016
Diversified Financial Services - 5.5%
Berkshire Hathaway, Inc., Class B*	256,767		40,425,396
Voya Financial, Inc.	27,079		1,052,561
			41,477,957
Equity Real Estate Investment Trusts (REITs) - 14.9%
Acadia Realty Trust	10,769		356,023
Alexandria Real Estate Equities, Inc.	10,545		1,155,627
American Campus Communities, Inc.	17,644		831,209
American Homes 4 Rent, Class A	29,336		618,110
American Tower Corp.	57,542		5,884,820
Apartment Investment & Management Co., Class A	21,180		891,678
Apple Hospitality REIT, Inc.	21,145		389,914
AvalonBay Communities, Inc.	18,570		3,054,579
Boston Properties, Inc.	20,785		2,574,846
Brandywine Realty Trust	23,681		363,503
Brixmor Property Group, Inc.	35,019		852,713
Camden Property Trust	11,821		930,431
Care Capital Properties, Inc.	11,352		273,356
CBL & Associates Properties, Inc.	23,098		273,942
Colony Starwood Homes	—	(b)	12
Columbia Property Trust, Inc.	16,697		351,639

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Communications Sales & Leasing, Inc.	18,384	458,313
CoreCivic, Inc.	15,893	360,930
CoreSite Realty Corp.	4,588	323,592
Corporate Office Properties Trust	12,815	366,765
Cousins Properties, Inc.	46,162	365,141
Crown Castle International Corp.	48,767	4,070,094
CubeSmart	24,247	597,689
CyrusOne, Inc.	10,050	428,934
DCT Industrial Trust, Inc.	12,192	560,222
DDR Corp.	41,560	632,543
DiamondRock Hospitality Co.	27,168	287,709
Digital Realty Trust, Inc.	21,493	1,984,449
Douglas Emmett, Inc.	19,404	711,933
Duke Realty Corp.	47,435	1,206,272
DuPont Fabros Technology, Inc.	10,217	415,423
EastGroup Properties, Inc.	4,448	303,843
Education Realty Trust, Inc.	9,879	401,087
EPR Properties	8,605	598,392
Equinix, Inc.	9,612	3,256,161
Equity Commonwealth*	16,977	493,691
Equity LifeStyle Properties, Inc.	10,843	752,830
Equity One, Inc.	12,444	371,578
Equity Residential	49,437	2,966,714
Essex Property Trust, Inc.	8,857	1,912,403
Extra Space Storage, Inc.	17,011	1,193,492
Federal Realty Investment Trust	9,589	1,346,487
First Industrial Realty Trust, Inc.	15,804	418,016
Forest City Realty Trust, Inc., Class A	29,257	540,962
Four Corners Property Trust, Inc.	8,099	155,339
Gaming and Leisure Properties, Inc.	26,076	795,579
General Growth Properties, Inc.	78,968	2,001,049
GEO Group, Inc. (The)	10,142	337,323
Gramercy Property Trust	57,050	498,617
HCP, Inc.	63,234	1,867,300
Healthcare Realty Trust, Inc.	15,669	460,355
Healthcare Trust of America, Inc., Class A	18,655	527,563
Highwoods Properties, Inc.	13,336	640,928
Hospitality Properties Trust	22,207	643,892
Host Hotels & Resorts, Inc.	100,411	1,791,332
Hudson Pacific Properties, Inc.	14,364	500,873
Iron Mountain, Inc.	33,109	1,092,597
Kilroy Realty Corp.	12,466	901,790
Kimco Realty Corp.	56,806	1,450,825
Kite Realty Group Trust	11,277	271,212
Lamar Advertising Co., Class A	11,204	742,713
LaSalle Hotel Properties	15,290	429,190
Lexington Realty Trust	28,843	297,948
Liberty Property Trust	19,844	781,854
Life Storage, Inc.	6,274	509,637
Macerich Co. (The)	16,316	1,107,693
Mack-Cali Realty Corp.	12,124	327,954
Medical Properties Trust, Inc.	43,294	516,064
Mid-America Apartment Communities, Inc.	10,215	936,000
National Health Investors, Inc.	5,296	374,745
National Retail Properties, Inc.	19,880	848,478
NorthStar Realty Finance Corp.	24,441	370,037
Omega Healthcare Investors, Inc.	26,160	770,674
Outfront Media, Inc.	18,655	470,293
Paramount Group, Inc.	23,450	368,634
Parkway, Inc.*	5,770	113,092
Pebblebrook Hotel Trust	9,745	280,266
Physicians Realty Trust	18,200	329,784
Piedmont Office Realty Trust, Inc., Class A	19,640	385,730
Post Properties, Inc.	7,235	470,420
Potlatch Corp.	5,480	225,091
Prologis, Inc.	71,263	3,627,287
Public Storage	20,167	4,220,953
Quality Care Properties, Inc.*	12,647	189,705
Rayonier, Inc.	16,616	440,490
Realty Income Corp.	34,968	1,938,626
Regency Centers Corp.	14,131	944,516
Retail Properties of America, Inc., Class A	32,103	489,892
RLJ Lodging Trust	16,813	383,168
Ryman Hospitality Properties, Inc.	6,897	406,233
Senior Housing Properties Trust	32,117	580,033
Simon Property Group, Inc.	42,495	7,634,227
SL Green Realty Corp.	13,567	1,429,419
Spirit Realty Capital, Inc.	64,867	699,915
STORE Capital Corp.	20,726	512,347
Sun Communities, Inc.	8,987	648,592
Sunstone Hotel Investors, Inc.	29,290	425,877
Tanger Factory Outlet Centers, Inc.	12,990	447,765
Taubman Centers, Inc.	8,167	593,496
UDR, Inc.	36,116	1,229,389
Urban Edge Properties	12,370	335,103
Ventas, Inc.	47,515	2,870,856
VEREIT, Inc.	130,529	1,082,085
Vornado Realty Trust	23,238	2,271,515
Washington Prime Group, Inc.	25,066	251,161
Washington REIT	9,958	309,296
Weingarten Realty Investors	15,905	564,787
Welltower, Inc.	48,403	3,038,740
Weyerhaeuser Co.	101,256	3,121,723
WP Carey, Inc.	14,299	831,058
Xenia Hotels & Resorts, Inc.	14,553	254,678
		112,493,870
Insurance - 12.1%
Aflac, Inc.	55,390	3,953,738
Alleghany Corp.*	2,088	1,185,880
Allied World Assurance Co. Holdings AG	12,125	567,571
Allstate Corp. (The)	50,235	3,512,431
American Financial Group, Inc.	9,871	811,692
American International Group, Inc.	137,553	8,711,231
AmTrust Financial Services, Inc.	14,541	370,214
Aon plc	35,919	4,098,358
Arch Capital Group Ltd.*	16,576	1,371,167
Arthur J. Gallagher & Co.	23,941	1,205,429
Aspen Insurance Holdings Ltd.	8,142	414,835
Assurant, Inc.	7,710	665,681
Assured Guaranty Ltd.	17,868	638,960
Axis Capital Holdings Ltd.	12,566	766,652
Brown & Brown, Inc.	15,504	672,098
Chubb Ltd.	62,896	8,050,688
Cincinnati Financial Corp.	20,254	1,554,292
CNO Financial Group, Inc.	23,685	423,962
Endurance Specialty Holdings Ltd.	8,682	800,480
Erie Indemnity Co., Class A	2,499	267,818
Everest Re Group Ltd.	5,665	1,192,766
First American Financial Corp.	14,838	559,986
FNF Group	36,870	1,177,628
Genworth Financial, Inc., Class A*	67,393	288,442
Hanover Insurance Group, Inc. (The)	5,781	500,577
Hartford Financial Services Group, Inc. (The)	52,197	2,459,523
Kemper Corp.	6,569	269,001
Lincoln National Corp.	31,482	2,017,996
Loews Corp.	37,383	1,669,151
Markel Corp.*	1,892	1,699,659
Marsh & McLennan Cos., Inc.	70,085	4,857,591
Mercury General Corp.	4,932	288,029
MetLife, Inc.	148,608	8,174,926
Old Republic International Corp.	33,008	589,853

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Primerica, Inc.	6,285	444,350
Principal Financial Group, Inc.	36,171	2,086,705
ProAssurance Corp.	7,195	403,280
Progressive Corp. (The)	78,696	2,620,577
Prudential Financial, Inc.	59,098	5,945,259
Reinsurance Group of America, Inc.	8,664	1,057,441
RenaissanceRe Holdings Ltd.	5,573	727,611
RLI Corp.	5,153	309,386
Torchmark Corp.	15,063	1,055,766
Travelers Cos., Inc. (The)	38,986	4,419,063
Unum Group	31,732	1,341,312
Validus Holdings Ltd.	11,248	611,216
White Mountains Insurance Group Ltd.	617	516,410
Willis Towers Watson plc	17,549	2,182,569
WR Berkley Corp.	13,281	820,633
XL Group Ltd.	37,186	1,343,530
		91,673,413
IT Services - 4.6%
Mastercard, Inc., Class A	129,683	13,253,602
Visa, Inc., Class A	255,115	19,725,492
Western Union Co. (The)	65,959	1,387,118
		34,366,212
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AGNC Investment Corp.	44,770	835,408
Annaly Capital Management, Inc.	137,724	1,407,539
ARMOUR Residential REIT, Inc.	2	45
Blackstone Mortgage Trust, Inc., Class A	12,700	382,016
Chimera Investment Corp.	24,119	409,058
Colony Capital, Inc.	15,389	315,629
CYS Investments, Inc.	20,477	164,635
Invesco Mortgage Capital, Inc.	15,090	224,841
MFA Financial, Inc.	50,188	392,470
New Residential Investment Corp.	33,876	523,384
Starwood Property Trust, Inc.	32,193	723,377
Two Harbors Investment Corp.	47,012	407,594
		5,785,996
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	6,229	274,512
CBRE Group, Inc., Class A*	40,395	1,173,071
Howard Hughes Corp. (The)*	4,848	551,702
Jones Lang LaSalle, Inc.	6,110	618,821
Realogy Holdings Corp.	19,621	473,847
RMR Group, Inc. (The), Class A	1	42
St Joe Co. (The)*	10,054	209,123
		3,301,118
Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	17,088	271,870
MGIC Investment Corp.*	46,066	417,818
New York Community Bancorp, Inc.	65,869	1,052,587
Radian Group, Inc.	28,990	422,094
Washington Federal, Inc.	12,237	397,091
		2,561,460
TOTAL COMMON STOCKS (Cost $494,384,486)		588,878,270

MASTER LIMITED PARTNERSHIP(a) - 0.1%

Capital Markets - 0.1%
Lazard Ltd. Class A (Cost $955,999)	17,549	681,779

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 18.3%

REPURCHASE AGREEMENT(c) - 4.4%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $33,396,241 (Cost $33,395,997)	33,395,997	33,395,997
U.S. TREASURY OBLIGATIONS - 13.9%
U.S. Treasury Bills
0.27%, 12/22/2016(d)	20,000,000	19,996,850
0.30%, 1/5/2017(d)	25,000,000	24,992,708
0.32%, 1/19/2017(d)	60,000,000	59,973,785
TOTAL U.S. TREASURY OBLIGATIONS (Cost $104,963,343)		104,963,343
TOTAL SHORT-TERM INVESTMENTS (Cost $138,359,340)		138,359,340

Total Investments - 96.4% (Cost $ 633,699,825)		727,919,389
Other Assets Less Liabilities - 3.6%		26,974,792
Net assets - 100.0%		754,894,181

See accompanying notes to the financial statements.

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $185,095,236.

(b)         Amount represents less than one share.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(d)         The rate shown was the current yield as of 11/30/2016.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,935,775
Aggregate gross unrealized depreciation	(18,755,918)
Net unrealized appreciation	$93,179,857
Federal income tax cost of investments	$634,739,532

Swap Agreements(1)

Ultra Financials had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$133,944,304	11/6/2017	Bank of America NA	0.48%	iShares® U.S. Financials ETF	$14,644,950
404,867,397	11/6/2017	Bank of America NA	0.79%	Dow Jones U.S. FinancialsSM Index	32,005,199
538,811,701					46,650,149	$(43,634,654)	$(9,144)	$3,006,351
46,366,142	11/6/2017	Citibank NA	1.16%	Dow Jones U.S. FinancialsSM Index	3,771,856	(3,487,111)	(3,349)	281,396
22,627,819	11/6/2017	Credit Suisse International	0.99%	Dow Jones U.S. FinancialsSM Index	1,283,303	—	(1,283,303)	—
30,148,255	1/8/2018	Goldman Sachs International	0.96%	Dow Jones U.S. FinancialsSM Index	6,488,311	(6,438,311)	—	50,000
43,354,866	11/6/2017	Morgan Stanley & Co. International plc	0.94%	Dow Jones U.S. FinancialsSM Index	1,874,263
75,052,054	11/6/2017	Morgan Stanley & Co. International plc	0.79%	iShares® U.S. Financials ETF	2,782,353
118,406,920					4,656,616	(4,184,000)	—	472,616
110,326,755	11/6/2017	Societe Generale	1.04%	Dow Jones U.S. FinancialsSM Index	3,851,384	—	(3,851,384)	—
54,227,387	11/6/2017	UBS AG	0.89%	Dow Jones U.S. FinancialsSM Index	(26,836,136)	25,061,226	1,774,910	—
$920,914,979					$39,865,483

See accompanying notes to the financial statements.

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Ultra Industrials

Schedule of Portfolio Investments

November 30, 2016 (Unaudited)

Investments	Shares		Value ($)

COMMON STOCKS(a) - 74.1%

Aerospace & Defense - 13.0%
Arconic, Inc.	2,223		42,859
B/E Aerospace, Inc.	515		30,921
Boeing Co. (The)	2,941		442,797
BWX Technologies, Inc.	524		20,520
Curtiss-Wright Corp.	225		22,617
DigitalGlobe, Inc.*	318		10,224
Esterline Technologies Corp.*	149		13,105
General Dynamics Corp.	1,455		255,134
HEICO Corp.	108		8,478
HEICO Corp., Class A	180		12,096
Hexcel Corp.	469		24,257
Huntington Ingalls Industries, Inc.	237		42,366
KLX, Inc.*	267		10,410
L-3 Communications Holdings, Inc.	392		61,846
Lockheed Martin Corp.	1,280		339,520
Moog, Inc., Class A*	165		11,522
Northrop Grumman Corp.	905		225,933
Orbital ATK, Inc.	297		25,343
Raytheon Co.	1,496		223,712
Rockwell Collins, Inc.	659		61,102
Spirit AeroSystems Holdings, Inc., Class A*	654		38,096
Teledyne Technologies, Inc.*	176		21,977
Textron, Inc.	1,366		62,877
TransDigm Group, Inc.	254		63,863
Triumph Group, Inc.	251		6,978
United Technologies Corp.	3,945		424,955
			2,503,508
Air Freight & Logistics - 4.0%
CH Robinson Worldwide, Inc.	723		54,117
Expeditors International of Washington, Inc.	918		48,415
FedEx Corp.	1,238		237,287
Hub Group, Inc., Class A*	170		7,285
United Parcel Service, Inc., Class B	3,504		406,184
XPO Logistics, Inc.*	408		18,168
			771,456
Building Products - 1.3%
Allegion plc	486		32,518
AO Smith Corp.	752		36,570
Armstrong World Industries, Inc.*	253		10,550
Fortune Brands Home & Security, Inc.	780		43,017
Lennox International, Inc.	198		29,437
Masco Corp.	1,674		52,982
Owens Corning	582		29,903
USG Corp.*	459		13,146
			248,123
Capital Markets - 0.0%(b)
Donnelley Financial Solutions, Inc.*	—	(c)	—	(d)

Chemicals - 0.8%
Sherwin-Williams Co. (The)	407		109,349
Valspar Corp. (The)	370		37,773
			147,122
Commercial Services & Supplies - 3.0%
Cintas Corp.	433		49,622
Clean Harbors, Inc.*	265		14,005
Covanta Holding Corp.	661		9,651
Deluxe Corp.	247		16,722
Johnson Controls International plc	4,785		215,229
LSC Communications, Inc.	132		2,725
MSA Safety, Inc.	158		9,821
Republic Services, Inc.	1,182		65,589
RR Donnelley & Sons Co.	353		6,139
Stericycle, Inc.*	431		31,450
Tetra Tech, Inc.	291		12,469
Waste Management, Inc.	2,063		143,420
			576,842
Construction & Engineering - 1.0%
AECOM*	779		28,317
Chicago Bridge & Iron Co. NV	534		17,894
EMCOR Group, Inc.	308		21,366
Fluor Corp.	706		37,778
Jacobs Engineering Group, Inc.*	616		38,198
KBR, Inc.	722		12,065
Quanta Services, Inc.*	766		25,830
Valmont Industries, Inc.	115		17,123
			198,571
Construction Materials - 0.9%
Eagle Materials, Inc.	245		23,814
Martin Marietta Materials, Inc.	322		70,663
Vulcan Materials Co.	675		84,814
			179,291
Containers & Packaging - 2.8%
AptarGroup, Inc.	319		23,345
Avery Dennison Corp.	450		32,427
Ball Corp.	883		66,278
Bemis Co., Inc.	480		24,034
Berry Plastics Group, Inc.*	616		30,658
Crown Holdings, Inc.*	708		38,508
Graphic Packaging Holding Co.	1,618		20,338
International Paper Co.	2,084		101,533
Owens-Illinois, Inc.*	822		15,100
Packaging Corp. of America	478		40,515
Sealed Air Corp.	997		45,463
Silgan Holdings, Inc.	208		10,298
Sonoco Products Co.	508		27,498
WestRock Co.	1,275		65,280
			541,275
Electrical Equipment - 3.3%
Acuity Brands, Inc.	222		55,813
AMETEK, Inc.	1,178		55,778
Eaton Corp. plc	2,305		153,306
Emerson Electric Co.	3,262		184,107
EnerSys	220		17,508
Generac Holdings, Inc.*	334		13,687
Hubbell, Inc.	261		29,305
Regal Beloit Corp.	227		16,548
Rockwell Automation, Inc.	656		87,714
Sensata Technologies Holding NV*	866		32,363
			646,129
Electronic Equipment, Instruments & Components - 3.0%
Amphenol Corp., Class A	1,565		106,827
Anixter International, Inc.*	144		11,254
Arrow Electronics, Inc.*	463		31,609
Avnet, Inc.	646		29,645
Belden, Inc.	214		15,815
Cognex Corp.	431		25,735
FLIR Systems, Inc.	696		24,993
IPG Photonics Corp.*	189		18,129
Itron, Inc.*	169		10,850
Jabil Circuit, Inc.	969		20,494
Keysight Technologies, Inc.*	861		31,711
Littelfuse, Inc.	114		16,620
National Instruments Corp.	535		15,766
TE Connectivity Ltd.	1,802		121,887
Trimble, Inc.*	1,263		35,604
Universal Display Corp.*	226		12,351
VeriFone Systems, Inc.*	563		9,509
Vishay Intertechnology, Inc.	683		10,347
Zebra Technologies Corp., Class A*	267		21,106
			570,252

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Industrial Conglomerates - 12.9%
3M Co.	3,064	526,211
Carlisle Cos., Inc.	328	36,792
General Electric Co.	45,424	1,397,242
Honeywell International, Inc.	3,857	439,467
Roper Technologies, Inc.	514	93,090
		2,492,802
Internet Software & Services - 0.8%
CoStar Group, Inc.*	165	31,533
LinkedIn Corp., Class A*	604	117,925
		149,458
IT Services - 8.9%
Accenture plc, Class A	3,156	376,921
Alliance Data Systems Corp.	297	67,948
Automatic Data Processing, Inc.	2,312	221,998
Booz Allen Hamilton Holding Corp.	648	24,501
Broadridge Financial Solutions, Inc.	600	38,844
Convergys Corp.	486	12,573
CoreLogic, Inc.*	448	16,903
Euronet Worldwide, Inc.*	264	18,934
Fidelity National Information Services, Inc.	1,662	128,290
First Data Corp., Class A*	917	13,361
Fiserv, Inc.*	1,114	116,547
FleetCor Technologies, Inc.*	613	91,545
Genpact Ltd.*	715	17,110
Global Payments, Inc.	779	53,400
Jack Henry & Associates, Inc.	398	34,403
MAXIMUS, Inc.	329	18,190
NeuStar, Inc., Class A*	276	6,693
Paychex, Inc.	1,627	95,912
PayPal Holdings, Inc.*	5,690	223,503
Sabre Corp.	1,043	26,962
Total System Services, Inc.	839	41,296
WEX, Inc.*	195	21,549
Xerox Corp.	4,315	40,345
		1,707,728
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	1,650	72,567
Mettler-Toledo International, Inc.*	134	55,211
PerkinElmer, Inc.	555	28,149
		155,927
Machinery - 9.4%
Actuant Corp., Class A	299	7,759
AGCO Corp.	345	19,251
Allison Transmission Holdings, Inc.	849	28,161
Caterpillar, Inc.	2,961	282,953
CLARCOR, Inc.	247	17,401
Colfax Corp.*	497	18,692
Crane Co.	252	18,520
Cummins, Inc.	786	111,439
Deere & Co.	1,466	146,893
Donaldson Co., Inc.	675	27,378
Dover Corp.	787	57,144
Flowserve Corp.	661	31,364
Fortive Corp.	1,524	83,805
Graco, Inc.	282	22,907
Hillenbrand, Inc.	320	11,200
IDEX Corp.	386	36,134
Illinois Tool Works, Inc.	1,619	202,666
Ingersoll-Rand plc	1,308	97,498
ITT, Inc.	454	18,328
Joy Global, Inc.	498	13,959
Kennametal, Inc.	404	13,934
Lincoln Electric Holdings, Inc.	321	25,202
Manitowoc Foodservice, Inc.*	695	12,329
Mueller Industries, Inc.	290	11,017
Nordson Corp.	270	28,817
Oshkosh Corp.	372	26,040
PACCAR, Inc.	1,777	110,441
Parker-Hannifin Corp.	679	94,334
Pentair plc	845	48,554
Terex Corp.	550	16,786
Timken Co. (The)	357	13,941
Toro Co. (The)	554	29,323
Trinity Industries, Inc.	772	21,454
Wabtec Corp.	457	38,694
Woodward, Inc.	280	18,964
Xylem, Inc.	908	46,835
		1,810,117
Marine - 0.1%
Kirby Corp.*	273	17,322

Multi-Utilities - 0.1%
MDU Resources Group, Inc.	990	27,542

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.*	721	13,944

Professional Services - 1.1%
Advisory Board Co. (The)*	204	7,222
CEB, Inc.	163	9,609
Equifax, Inc.	605	69,242
FTI Consulting, Inc.*	214	9,138
ManpowerGroup, Inc.	347	29,637
Robert Half International, Inc.	660	29,614
Verisk Analytics, Inc.*	797	66,215
		220,677
Road & Rail - 4.9%
CSX Corp.	4,795	171,709
Genesee & Wyoming, Inc., Class A*	290	22,156
JB Hunt Transport Services, Inc.	446	42,535
Kansas City Southern	547	48,524
Landstar System, Inc.	213	17,349
Norfolk Southern Corp.	1,488	158,413
Old Dominion Freight Line, Inc.*	353	30,817
Ryder System, Inc.	271	21,219
Union Pacific Corp.	4,222	427,815
		940,537
Trading Companies & Distributors - 1.7%
Air Lease Corp.	485	17,392
Applied Industrial Technologies, Inc.	198	11,850
Fastenal Co.	1,465	69,441
GATX Corp.	205	11,201
HD Supply Holdings, Inc.*	1,017	39,907
MRC Global, Inc.*	500	10,065
MSC Industrial Direct Co., Inc., Class A	225	20,102
NOW, Inc.*	545	11,739
United Rentals, Inc.*	437	44,185
Watsco, Inc.	131	19,519
WESCO International, Inc.*	211	14,327
WW Grainger, Inc.	282	65,021
		334,749
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Corp.	380	31,137

TOTAL COMMON STOCKS (Cost $14,420,161)		14,284,509

See accompanying notes to the financial statements.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT(a) - 8.0%

REPURCHASE AGREEMENT(e) - 8.0%
Repurchase Agreements with various counterparties, rates 0.20% - 0.28%, dated 11/30/2016, due 12/1/2016, total to be received $1,538,179 (Cost $1,538,168)	1,538,168	1,538,168

Total Investments - 82.1% (Cost $15,958,329)		15,822,677
Other Assets Less Liabilities - 17.9%		3,456,988
Net assets - 100.0%		19,279,665

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $8,889,440.
(b)	Represents less than 0.05% of net assets.
(c)	Amount represents less than one share.
(d)	Amount less than one dollar.
(e)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$469,395
Aggregate gross unrealized depreciation	(635,604)
Net unrealized depreciation	$(166,209)
Federal income tax cost of investments	$15,988,886

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra Industrials had the following open swap agreements as of November 30, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$2,106,541	1/8/2018	Bank of America NA	0.74%	Dow Jones U.S. IndustrialsSM Index	$187,083
2,632,251	11/6/2018	Bank of America NA	0.43%	iShares® U.S. Industrials ETF	138,607
4,738,792					325,690	$(325,690)	$—	$—
516,390	11/6/2018	Citibank NA	0.76%	Dow Jones U.S. IndustrialsSM Index	33,329	—	—	33,329
1,466,063	1/8/2018	Credit Suisse International	0.84%	Dow Jones U.S. IndustrialsSM Index	842,921	—	(610,588)	232,333
12,178,321	11/6/2017	Goldman Sachs International	0.96%	Dow Jones U.S. IndustrialsSM Index	940,491	(940,491)	—	—
341,272	11/6/2017	Morgan Stanley & Co. International plc	0.84%	Dow Jones U.S. IndustrialsSM Index	127,749
3,202,447	11/6/2018	Morgan Stanley & Co. International plc	0.79%	iShares® U.S. Industrials ETF	206,464
3,543,719					334,213	(270,268)	—	63,945
944,279	1/8/2018	Societe Generale	0.94%	Dow Jones U.S. IndustrialsSM Index	312,200	—	(290,000)	22,200
965,582	11/6/2017	UBS AG	0.89%	Dow Jones U.S. IndustrialsSM Index	237,039	—	—	237,039
$24,353,146					$3,025,883

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of November 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

(b)         Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

[Not applicable.]

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)         The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)                                 File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)                  Not required for this filing.

(a)(2)                  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)                  Not applicable.

(b)                                 Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson

Todd B. Johnson
President
January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson

Todd B. Johnson
President
January 25, 2017

By:	/s/ Charles Todd

Charles Todd
Treasurer
January 25, 2017